UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.7%
Consumer Discretionary - 10.9%
Auto Components - 0.2%
BorgWarner, Inc. (I)(L)	12,655	$874,587
Johnson Controls, Inc.	75,316	2,063,658
The Goodyear Tire & Rubber Company (I)	26,612	324,400

		3,262,645
Automobiles - 0.4%
Ford Motor Company	420,077	4,141,959
Harley-Davidson, Inc.	25,179	1,066,834

		5,208,793
Distributors - 0.1%
Genuine Parts Company (L)	17,187	1,048,923
Diversified Consumer Services - 0.1%
Apollo Group, Inc., Class A (I)	10,974	318,795
DeVry, Inc. (L)	6,409	145,868
H&R Block, Inc.	29,842	517,162

		981,825
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp. (L)	49,280	1,795,763
Chipotle Mexican Grill, Inc. (I)	3,491	1,108,532
Darden Restaurants, Inc. (L)	14,253	794,605
International Game Technology	29,325	383,864
Marriott International, Inc. (L)	27,708	1,083,383
McDonald’s Corp.	111,063	10,190,030
Starbucks Corp.	83,690	4,247,268
Starwood Hotels & Resorts Worldwide, Inc.	21,738	1,259,934
Wyndham Worldwide Corp.	15,600	818,688
Wynn Resorts, Ltd.	8,762	1,011,485
Yum! Brands, Inc.	50,298	3,336,769

		26,030,321
Household Durables - 0.3%
D.R. Horton, Inc. (L)	30,468	628,860
Harman International Industries, Inc.	7,371	340,245
Leggett & Platt, Inc. (L)	15,817	396,216
Lennar Corp., Class A (L)	17,697	615,325
Newell Rubbermaid, Inc.	31,526	601,831
PulteGroup, Inc. (I)	37,590	582,645
Whirlpool Corp. (L)	8,572	710,705

		3,875,827
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (I)	39,847	10,133,889
Expedia, Inc. (L)	10,325	597,198
Netflix, Inc. (I)(L)	6,039	328,763
priceline.com, Inc. (I)	5,492	3,398,065
TripAdvisor, Inc. (I)(L)	12,065	397,300

		14,855,215
Leisure Equipment & Products - 0.1%
Hasbro, Inc. (L)	12,693	484,492
Mattel, Inc.	37,534	1,331,706

		1,816,198
Media - 3.5%
Cablevision Systems Corp., Class A (L)	24,152	382,809
CBS Corp., Class B	65,536	2,380,923
Comcast Corp., Class A	294,765	10,543,744
DIRECTV (I)	69,138	3,626,979
Discovery Communications, Inc., Class A (I)	27,237	1,624,142
Gannett Company, Inc. (L)	25,552	453,548
News Corp., Class A	224,268	5,501,294
Omnicom Group, Inc.	29,259	1,508,594
Scripps Networks Interactive, Inc., Class A	9,524	583,155

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
The Interpublic Group of Companies, Inc.	48,181	$535,773
The McGraw-Hill Companies, Inc.	30,856	1,684,429
The Walt Disney Company (L)	197,678	10,334,606
The Washington Post Company, Class B (L)	524	190,228
Time Warner Cable, Inc.	33,732	3,206,564
Time Warner, Inc.	104,388	4,731,908
Viacom, Inc., Class B	52,165	2,795,522

		50,084,218
Multiline Retail - 0.7%
Big Lots, Inc. (I)(L)	6,472	191,442
Dollar Tree, Inc. (I)	25,226	1,217,785
Family Dollar Stores, Inc.	10,675	707,753
J.C. Penney Company, Inc. (L)	15,928	386,891
Kohl’s Corp.	23,745	1,216,219
Macy’s, Inc.	44,335	1,667,883
Nordstrom, Inc.	16,803	927,190
Target Corp.	72,127	4,577,901

		10,893,064
Specialty Retail - 2.1%
Abercrombie & Fitch Company, Class A (L)	8,979	304,568
AutoNation, Inc. (I)(L)	4,175	182,322
AutoZone, Inc. (I)	4,130	1,526,737
Bed Bath & Beyond, Inc. (I)	25,575	1,611,225
Best Buy Company, Inc. (L)	29,248	502,773
CarMax, Inc. (I)(L)	25,267	715,056
GameStop Corp., Class A (L)	13,539	284,319
Limited Brands, Inc. (L)	26,278	1,294,454
Lowe’s Companies, Inc.	125,661	3,799,989
O’Reilly Automotive, Inc. (I)	13,100	1,095,422
Ross Stores, Inc.	24,752	1,598,979
Staples, Inc. (L)	74,945	863,366
The Gap, Inc.	32,837	1,174,908
The Home Depot, Inc.	166,098	10,027,336
Tiffany & Company (L)	13,103	810,814
TJX Companies, Inc.	81,079	3,631,528
Urban Outfitters, Inc. (I)(L)	12,127	455,490

		29,879,286
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	31,491	1,764,126
Fossil, Inc. (I)	6,022	510,063
NIKE, Inc., Class B	40,487	3,842,621
Ralph Lauren Corp.	6,720	1,016,266
VF Corp. (L)	9,682	1,542,924

		8,676,000

		156,612,315
Consumer Staples - 10.7%
Beverages - 2.4%
Beam, Inc.	17,433	1,003,095
Brown-Forman Corp., Class B (L)	16,706	1,090,067
Coca-Cola Enterprises, Inc.	30,474	952,922
Constellation Brands, Inc., Class A (I)	16,122	521,547
Dr. Pepper Snapple Group, Inc. (L)	23,359	1,040,176
Molson Coors Brewing Company, Class B	17,094	770,085
Monster Beverage Corp. (I)	16,940	917,470
PepsiCo, Inc.	171,448	12,133,375
The Coca-Cola Company	426,516	16,177,752

		34,606,489
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	47,612	4,767,152
CVS Caremark Corp.	140,199	6,788,436
Safeway, Inc. (L)	26,144	420,657

1

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Sysco Corp. (L)	64,570	$2,019,104
The Kroger Company (L)	60,027	1,413,036
Wal-Mart Stores, Inc.	185,173	13,665,767
Walgreen Company	94,420	3,440,665
Whole Foods Market, Inc.	18,925	1,843,295

		34,358,112
Food Products - 1.7%
Archer-Daniels-Midland Company	72,530	1,971,365
Campbell Soup Company (L)	19,800	689,436
ConAgra Foods, Inc.	44,610	1,230,790
Dean Foods Company (I)	20,065	328,063
General Mills, Inc.	71,403	2,845,410
H.J. Heinz Company	35,254	1,972,461
Hormel Foods Corp. (L)	14,910	435,968
Kellogg Company	27,158	1,402,982
Kraft Foods, Inc.	195,501	8,083,966
McCormick & Company, Inc., Non-
Voting Shares (L)	14,648	908,762
Mead Johnson Nutrition Company	22,439	1,644,330
The Hershey Company	16,742	1,186,840
The J.M. Smucker Company	12,049	1,040,190
Tyson Foods, Inc., Class A	32,272	516,997

		24,257,560
Household Products - 2.1%
Colgate-Palmolive Company (L)	49,096	5,264,073
Kimberly-Clark Corp.	43,495	3,731,001
The Clorox Company	14,347	1,033,701
The Procter & Gamble Company	303,419	21,045,142

		31,073,917
Personal Products - 0.2%
Avon Products, Inc.	47,856	763,303
The Estee Lauder Companies, Inc., Class A	26,433	1,627,480

		2,390,783
Tobacco - 1.9%
Altria Group, Inc.	223,986	7,478,893
Lorillard, Inc.	14,389	1,675,599
Philip Morris International, Inc.	185,725	16,704,107
Reynolds American, Inc.	36,048	1,562,320

		27,420,919

		154,107,780
Energy - 11.2%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	48,412	2,189,675
Cameron International Corp. (I)	27,125	1,520,899
Diamond Offshore Drilling, Inc.	7,561	497,589
Ensco PLC, Class A	25,573	1,395,263
FMC Technologies, Inc. (I)	26,300	1,217,690
Halliburton Company	102,202	3,443,185
Helmerich & Payne, Inc. (L)	11,682	556,180
Nabors Industries, Ltd. (I)	32,491	455,849
National Oilwell Varco, Inc. (L)	46,982	3,763,728
Noble Corp. (I)	27,832	995,829
Rowan Companies PLC, Class A (I)	13,506	456,098
Schlumberger, Ltd.	146,188	10,573,778

		27,065,763
Oil, Gas & Consumable Fuels - 9.3%
Alpha Natural Resources, Inc. (I)	23,956	157,391
Anadarko Petroleum Corp.	55,039	3,848,327
Apache Corp.	43,098	3,726,684
Cabot Oil & Gas Corp.	23,142	1,039,076

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp. (L)	57,138	$1,078,194
Chevron Corp.	216,191	25,199,223
ConocoPhillips	133,830	7,652,399
CONSOL Energy, Inc. (L)	25,202	757,320
Denbury Resources, Inc. (I)	43,342	700,407
Devon Energy Corp.	41,432	2,506,636
EOG Resources, Inc.	29,744	3,332,815
EQT Corp.	16,520	974,680
Exxon Mobil Corp.	508,512	46,503,422
Hess Corp.	32,730	1,758,256
Kinder Morgan, Inc.	62,888	2,233,782
Marathon Oil Corp.	77,666	2,296,584
Marathon Petroleum Corp.	37,325	2,037,572
Murphy Oil Corp.	20,326	1,091,303
Newfield Exploration Company (I)	15,092	472,681
Noble Energy, Inc.	19,580	1,815,262
Occidental Petroleum Corp.	89,226	7,678,790
Peabody Energy Corp.	29,622	660,274
Phillips 66	69,105	3,204,399
Pioneer Natural Resources Company	13,553	1,414,933
QEP Resources, Inc.	19,401	614,236
Range Resources Corp. (L)	17,886	1,249,695
Southwestern Energy Company (I)	38,326	1,332,978
Spectra Energy Corp.	71,934	2,111,982
Sunoco, Inc. (L)	11,517	539,341
Tesoro Corp.	15,263	639,520
The Williams Companies, Inc.	69,010	2,413,280
Valero Energy Corp.	60,797	1,926,049
WPX Energy, Inc. (I)	21,612	358,543

		133,326,034

		160,391,797
Financials - 14.2%
Capital Markets - 1.8%
Ameriprise Financial, Inc.	23,199	1,315,151
BlackRock, Inc.	14,089	2,512,069
E*TRADE Financial Corp. (I)	29,207	257,314
Federated Investors, Inc., Class B (L)	10,085	208,659
Franklin Resources, Inc.	15,212	1,902,565
Invesco, Ltd.	49,306	1,232,157
Legg Mason, Inc.	13,111	323,579
Morgan Stanley	152,310	2,549,669
Northern Trust Corp. (L)	24,071	1,117,255
State Street Corp.	52,772	2,214,313
T. Rowe Price Group, Inc.	27,965	1,770,185
The Bank of New York Mellon Corp.	130,317	2,947,771
The Charles Schwab Corp.	120,573	1,542,129
The Goldman Sachs Group, Inc.	49,651	5,644,326

		25,537,142
Commercial Banks - 2.8%
BB&T Corp.	77,047	2,554,879
Comerica, Inc.	21,388	664,097
Fifth Third Bancorp	101,237	1,570,186
First Horizon National Corp. (L)	27,477	264,604
Huntington Bancshares, Inc.	94,031	648,814
KeyCorp	103,651	905,910
M&T Bank Corp. (L)	13,252	1,261,060
PNC Financial Services Group, Inc.	58,332	3,680,749
Regions Financial Corp.	155,650	1,122,237
SunTrust Banks, Inc.	59,324	1,677,089
U.S. Bancorp	208,845	7,163,384
Wells Fargo & Company	541,242	18,689,086

2

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Zions Bancorporation	20,032	$413,761

		40,615,856
Consumer Finance - 0.9%
American Express Company	108,643	6,177,441
Capital One Financial Corp.	64,016	3,649,552
Discover Financial Services	56,731	2,253,923
SLM Corp.	51,674	812,315

		12,893,231
Diversified Financial Services - 3.0%
Bank of America Corp.	1,187,249	10,483,409
Citigroup, Inc.	323,065	10,570,687
CME Group, Inc.	33,663	1,928,890
IntercontinentalExchange, Inc. (I)	8,017	1,069,548
JPMorgan Chase & Company	418,514	16,941,447
Leucadia National Corp.	22,148	503,867
Moody’s Corp. (L)	21,186	935,786
NYSE Euronext	27,048	666,733
The NASDAQ OMX Group, Inc.	13,314	310,150

		43,410,517
Insurance - 3.7%
ACE, Ltd.	37,364	2,824,718
Aflac, Inc.	51,562	2,468,789
American International Group, Inc. (I)	128,473	4,212,630
Aon PLC	35,498	1,856,190
Assurant, Inc.	8,930	333,089
Berkshire Hathaway, Inc., Class B (I)	202,039	17,819,840
Cincinnati Financial Corp. (L)	16,087	609,536
Genworth Financial, Inc., Class A (I)	53,451	279,549
Hartford Financial Services Group, Inc.	47,944	932,031
Lincoln National Corp.	31,040	750,858
Loews Corp.	34,426	1,420,417
Marsh & McLennan Companies, Inc.	59,913	2,032,848
MetLife, Inc.	117,009	4,032,130
Principal Financial Group, Inc.	30,514	822,047
Prudential Financial, Inc. (L)	51,332	2,798,107
The Allstate Corp.	53,435	2,116,560
The Chubb Corp.	29,167	2,224,859
The Progressive Corp. (L)	61,689	1,279,430
The Travelers Companies, Inc.	42,519	2,902,347
Torchmark Corp. (L)	10,431	535,632
Unum Group	31,087	597,492
XL Group PLC	33,899	814,593

		53,663,692
Real Estate Investment Trusts - 1.8%
Apartment Investment & Management
Company, Class A	15,972	415,112
AvalonBay Communities, Inc.	10,669	1,450,877
Boston Properties, Inc.	16,600	1,836,126
Equity Residential	33,159	1,907,637
HCP, Inc.	47,312	2,104,438
Health Care REIT, Inc.	25,160	1,452,990
Host Hotels & Resorts, Inc. (L)	79,528	1,276,424
Kimco Realty Corp.	44,941	910,954
Plum Creek Timber Company, Inc. (L)	17,890	784,298
Prologis, Inc.	50,690	1,775,671
Public Storage	15,878	2,209,741
Simon Property Group, Inc.	33,425	5,074,249
Ventas, Inc.	32,526	2,024,744
Vornado Realty Trust	18,597	1,507,287
Weyerhaeuser Company	59,241	1,548,560

		26,279,108

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (I)	33,164	$610,549
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	52,150	415,114
People’s United Financial, Inc.	38,706	469,891

		885,005

		203,895,100
Health Care - 11.8%
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (I)	21,265	2,432,716
Amgen, Inc.	84,905	7,159,190
Biogen Idec, Inc. (I)	26,053	3,887,889
Celgene Corp. (I)	47,515	3,630,146
Gilead Sciences, Inc. (I)	83,337	5,527,743

		22,637,684
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	60,276	3,632,232
Becton, Dickinson and Company	22,045	1,731,855
Boston Scientific Corp. (I)	155,431	892,174
C.R. Bard, Inc.	8,577	897,583
CareFusion Corp. (I)	24,638	699,473
Covidien PLC	52,878	3,142,011
DENTSPLY International, Inc. (L)	15,804	602,765
Edwards Lifesciences Corp. (I)	12,748	1,368,753
Intuitive Surgical, Inc. (I)(L)	4,399	2,180,276
Medtronic, Inc.	112,364	4,845,136
St. Jude Medical, Inc.	34,557	1,455,886
Stryker Corp.	31,821	1,771,157
Varian Medical Systems, Inc. (I)(L)	12,127	731,501
Zimmer Holdings, Inc. (L)	19,156	1,295,329

		25,246,131
Health Care Providers & Services - 1.9%
Aetna, Inc.	36,853	1,459,379
AmerisourceBergen Corp.	27,704	1,072,422
Cardinal Health, Inc.	37,636	1,466,675
Cigna Corp.	31,790	1,499,534
Coventry Health Care, Inc.	14,761	615,386
DaVita, Inc. (I)	9,407	974,659
Express Scripts Holding Company (I)	89,336	5,598,687
Humana, Inc.	17,747	1,244,952
Laboratory Corp. of America Holdings (I)(L)	10,527	973,432
McKesson Corp.	25,998	2,236,608
Patterson Companies, Inc.	9,535	326,478
Quest Diagnostics, Inc. (L)	17,536	1,112,308
Tenet Healthcare Corp. (I)	45,001	282,156
UnitedHealth Group, Inc.	113,817	6,306,600
WellPoint, Inc.	35,734	2,072,929

		27,242,205
Health Care Technology - 0.1%
Cerner Corp. (I)(L)	15,943	1,234,148
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	38,370	1,475,327
Life Technologies Corp. (I)	19,421	949,298
PerkinElmer, Inc. (L)	12,386	365,015
Thermo Fisher Scientific, Inc.	40,257	2,368,319
Waters Corp. (I)	9,666	805,468

		5,963,427
Pharmaceuticals - 6.1%
Abbott Laboratories	172,900	11,854,024
Allergan, Inc.	33,873	3,102,089
Bristol-Myers Squibb Company	184,958	6,242,333

3

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Eli Lilly & Company	112,497	$5,333,483
Forest Laboratories, Inc. (I)	25,719	915,854
Hospira, Inc. (I)	18,370	602,903
Johnson & Johnson	303,735	20,930,379
Merck & Company, Inc.	335,532	15,132,493
Mylan, Inc. (I)	44,709	1,090,900
Perrigo Company (L)	9,682	1,124,758
Pfizer, Inc.	822,910	20,449,314
Watson Pharmaceuticals, Inc. (I)	14,065	1,197,775

		87,976,305

		170,299,900
Industrials - 9.6%
Aerospace & Defense - 2.2%
General Dynamics Corp.	36,536	2,415,760
Honeywell International, Inc.	85,992	5,138,022
L-3 Communications Holdings, Inc.	10,597	759,911
Lockheed Martin Corp.	29,678	2,771,332
Northrop Grumman Corp.	27,138	1,802,777
Precision Castparts Corp.	16,004	2,614,093
Raytheon Company (L)	36,598	2,091,942
Rockwell Collins, Inc. (L)	15,774	846,117
Textron, Inc. (L)	30,996	811,165
The Boeing Company	74,543	5,189,684
United Technologies Corp.	92,402	7,234,153

		31,674,956
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc. (L)	17,936	1,050,153
Expeditors International of Washington, Inc.	23,099	839,880
FedEx Corp.	32,148	2,720,364
United Parcel Service, Inc., Class B	79,168	5,666,054

		10,276,451
Airlines - 0.0%
Southwest Airlines Company (L)	81,767	717,097
Building Products - 0.0%
Masco Corp.	39,739	598,072
Commercial Services & Supplies - 0.6%
Avery Dennison Corp. (L)	11,271	358,643
Cintas Corp. (L)	11,999	497,359
Iron Mountain, Inc. (L)	16,611	566,601
Pitney Bowes, Inc. (L)	21,773	300,903
R.R. Donnelley & Sons Company (L)	19,604	207,802
Republic Services, Inc.	32,973	907,087
Stericycle, Inc. (I)(L)	9,433	853,875
Tyco International, Ltd.	50,669	2,850,638
Waste Management, Inc. (L)	48,011	1,540,193

		8,083,101
Construction & Engineering - 0.2%
Fluor Corp.	18,392	1,035,102
Jacobs Engineering Group, Inc. (I)	14,368	580,898
Quanta Services, Inc. (I)	23,736	586,279

		2,202,279
Electrical Equipment - 0.5%
Cooper Industries PLC	17,636	1,323,758
Emerson Electric Company	80,128	3,867,779
Rockwell Automation, Inc.	15,522	1,079,555
Roper Industries, Inc.	10,773	1,183,845

		7,454,937
Industrial Conglomerates - 2.5%
3M Company	70,061	6,475,038

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates (continued)
Danaher Corp.	64,349	$3,548,847
General Electric Company	1,163,267	26,417,794

		36,441,679
Machinery - 1.8%
Caterpillar, Inc.	71,971	6,192,385
Cummins, Inc.	19,505	1,798,556
Deere & Company	43,079	3,553,587
Dover Corp.	20,208	1,202,174
Eaton Corp. (L)	37,180	1,757,127
Flowserve Corp. (L)	5,620	717,899
Illinois Tool Works, Inc. (L)	47,483	2,823,814
Ingersoll-Rand PLC	31,569	1,414,923
Joy Global, Inc.	11,743	658,313
PACCAR, Inc. (L)	39,130	1,566,178
Pall Corp. (L)	12,815	813,624
Parker Hannifin Corp.	16,428	1,373,052
Snap-on, Inc.	6,320	454,218
Stanley Black & Decker, Inc.	18,585	1,417,106
Xylem, Inc.	20,720	521,108

		26,264,064
Professional Services - 0.1%
Equifax, Inc.	13,093	609,872
Robert Half International, Inc. (L)	15,550	414,097
The Dun & Bradstreet Corp. (L)	4,941	393,402

		1,417,371
Road & Rail - 0.8%
CSX Corp.	114,537	2,376,643
Norfolk Southern Corp.	35,196	2,239,521
Ryder Systems, Inc.	5,577	217,838
Union Pacific Corp.	52,186	6,194,478

		11,028,480
Trading Companies & Distributors - 0.2%
Fastenal Company (L)	29,678	1,275,857
W.W. Grainger, Inc. (L)	6,637	1,382,952

		2,658,809

		138,817,296
Information Technology - 19.9%
Communications Equipment - 1.9%
Cisco Systems, Inc.	582,536	11,120,612
F5 Networks, Inc. (I)	8,765	917,696
Harris Corp.	12,375	633,848
JDS Uniphase Corp. (I)	25,179	311,842
Juniper Networks, Inc. (I)	58,349	998,351
Motorola Solutions, Inc.	31,475	1,591,061
QUALCOMM, Inc.	187,663	11,727,061

		27,300,471
Computers & Peripherals - 6.0%
Apple, Inc.	103,276	68,911,934
Dell, Inc.	160,290	1,580,459
EMC Corp. (I)	231,192	6,304,606
Hewlett-Packard Company	216,586	3,694,957
Lexmark International, Inc., Class A (L)	77,367	172,148
NetApp, Inc. (I)	40,001	1,315,233
SanDisk Corp. (I)	26,498	1,150,808
Seagate Technology PLC	38,988	1,208,628
Western Digital Corp.	24,532	950,124

		85,288,897
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A (L)	17,851	1,051,067

4

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Corning, Inc.	163,915	$2,155,482
FLIR Systems, Inc.	16,770	334,981
Jabil Circuit, Inc.	20,615	385,913
Molex, Inc.	14,960	393,149
TE Connectivity, Ltd.	47,150	1,603,572

		5,924,164
Internet Software & Services - 2.2%
Akamai Technologies, Inc. (I)	19,486	745,534
eBay, Inc. (I)	127,784	6,186,023
Google, Inc., Class A (I)	29,187	22,021,592
VeriSign, Inc. (I)(L)	17,182	836,592
Yahoo!, Inc. (I)	114,858	1,834,857

		31,624,598
IT Services - 3.8%
Accenture PLC, Class A (L)	69,862	4,892,436
Automatic Data Processing, Inc.	53,433	3,134,380
Cognizant Technology
Solutions Corp., Class A (I)	32,882	2,299,109
Computer Sciences Corp.	17,308	557,491
Fidelity National Information Services, Inc.	27,573	860,829
Fiserv, Inc. (I)	15,042	1,113,559
International Business Machines Corp.	118,352	24,552,122
Mastercard, Inc., Class A	11,824	5,338,300
Paychex, Inc. (L)	35,523	1,182,561
SAIC, Inc.	31,223	375,925
Teradata Corp. (I)	18,574	1,400,665
The Western Union Company	66,657	1,214,491
Total Systems Services, Inc.	18,075	428,378
Visa, Inc., Class A	57,582	7,732,111

		55,082,357
Office Electronics - 0.1%
Xerox Corp.	143,907	1,056,277
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Micro Devices, Inc. (I)(L)	67,998	229,153
Altera Corp. (L)	35,086	1,192,398
Analog Devices, Inc.	32,957	1,291,585
Applied Materials, Inc. (L)	136,334	1,522,169
Broadcom Corp., Class A (I)	56,663	1,959,407
First Solar, Inc. (I)(L)	6,418	142,127
Intel Corp.	551,293	12,503,325
KLA-Tencor Corp.	18,198	868,136
Lam Research Corp. (I)	20,096	638,751
Linear Technology Corp.	25,472	811,283
LSI Corp. (I)	61,867	427,501
Microchip Technology, Inc. (L)	21,473	703,026
Micron Technology, Inc. (I)	112,071	670,745
NVIDIA Corp. (I)	68,343	911,696
Teradyne, Inc. (I)(L)	20,301	288,680
Texas Instruments, Inc.	125,373	3,454,026
Xilinx, Inc. (L)	28,701	958,900

		28,572,908
Software - 3.5%
Adobe Systems, Inc. (I)	54,387	1,765,402
Autodesk, Inc. (I)	24,991	833,950
BMC Software, Inc. (I)	16,123	668,943
CA, Inc.	37,656	970,207
Citrix Systems, Inc. (I)	20,585	1,576,193
Electronic Arts, Inc. (I)	35,600	451,764
Intuit, Inc.	30,378	1,788,657
Microsoft Corp.	831,189	24,752,808
Oracle Corp.	419,534	13,211,126

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Red Hat, Inc. (I)	21,251	$1,210,032
Salesforce.com, Inc. (I)(L)	14,084	2,150,486
Symantec Corp. (I)	77,394	1,393,092

		50,772,660

		285,622,332
Materials - 3.5%
Chemicals - 2.4%
Air Products & Chemicals, Inc. (L)	23,287	1,925,835
Airgas, Inc.	7,701	633,792
CF Industries Holdings, Inc.	6,907	1,535,012
E.I. du Pont de Nemours & Company (L)	102,459	5,150,614
Eastman Chemical Company	16,854	960,847
Ecolab, Inc.	28,980	1,878,194
FMC Corp. (L)	15,162	839,672
International Flavors & Fragrances, Inc.	9,055	539,497
LyondellBasell Industries NV, Class A	37,398	1,931,981
Monsanto Company	58,703	5,343,147
PPG Industries, Inc.	16,817	1,931,264
Praxair, Inc.	32,826	3,409,965
Sigma-Aldrich Corp. (L)	13,342	960,224
The Dow Chemical Company	131,947	3,821,185
The Mosaic Company	30,450	1,754,225
The Sherwin-Williams Company	9,419	1,402,583

		34,018,037
Construction Materials - 0.0%
Vulcan Materials Company (L)	14,376	679,985
Containers & Packaging - 0.1%
Ball Corp.	17,041	721,005
Bemis Company, Inc.	11,213	352,873
Owens-Illinois, Inc. (I)	17,937	336,498
Sealed Air Corp.	19,157	296,167

		1,706,543
Metals & Mining - 0.8%
Alcoa, Inc. (L)	117,578	1,040,565
Allegheny Technologies, Inc. (L)	11,650	371,635
Cliffs Natural Resources, Inc. (L)	15,831	619,467
Freeport-McMoRan Copper & Gold, Inc.	104,601	4,140,108
Newmont Mining Corp.	54,666	3,061,843
Nucor Corp. (L)	35,018	1,339,789
Titanium Metals Corp. (L)	7,889	101,216
United States Steel Corp. (L)	15,662	298,674

		10,973,297
Paper & Forest Products - 0.2%
International Paper Company	48,160	1,749,171
MeadWestvaco Corp.	19,218	588,071

		2,337,242

		49,715,104
Telecommunication Services - 3.4%
Diversified Telecommunication Services - 3.1%
American Tower Corp.	43,543	3,108,535
AT&T, Inc.	635,533	23,959,594
CenturyLink, Inc.	68,493	2,767,117
Frontier Communications Corp. (L)	111,659	547,129
Verizon Communications, Inc.	313,833	14,301,370
Windstream Corp. (L)	65,307	660,254

		45,343,999
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (I)	32,287	2,069,597
MetroPCS Communications, Inc. (I)	34,789	407,379

5

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
Sprint Nextel Corp. (I)	330,449	$1,824,078

		4,301,054

		49,645,053
Utilities - 3.5%
Electric Utilities - 2.1%
American Electric Power Company, Inc.	53,416	2,347,099
Duke Energy Corp.	77,583	5,027,378
Edison International	35,869	1,638,855
Entergy Corp.	19,521	1,352,805
Exelon Corp.	93,959	3,343,061
FirstEnergy Corp.	46,033	2,030,055
NextEra Energy, Inc.	46,572	3,275,409
Northeast Utilities	34,522	1,319,776
Pepco Holdings, Inc. (L)	25,595	483,746
Pinnacle West Capital Corp.	12,182	643,210
PPL Corp.	63,934	1,857,283
The Southern Company	96,370	4,441,693
Xcel Energy, Inc.	53,656	1,486,808

		29,247,178
Gas Utilities - 0.1%
AGL Resources, Inc.	13,107	536,207
ONEOK, Inc.	22,605	1,092,048

		1,628,255
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (I)	68,279	749,021
NRG Energy, Inc. (L)	25,436	544,076

		1,293,097
Multi-Utilities - 1.2%
Ameren Corp.	26,828	876,471
CenterPoint Energy, Inc.	47,163	1,004,572
CMS Energy Corp. (L)	29,144	686,341
Consolidated Edison, Inc.	32,258	1,931,932
Dominion Resources, Inc.	63,142	3,342,737
DTE Energy Company	18,904	1,133,106
Integrys Energy Group, Inc. (L)	8,476	442,447
NiSource, Inc.	31,459	801,575
PG&E Corp.	46,948	2,003,271
Public Service Enterprise Group, Inc.	55,660	1,791,139
SCANA Corp. (L)	14,416	695,860
Sempra Energy	24,747	1,595,934
TECO Energy, Inc. (L)	22,296	395,531
Wisconsin Energy Corp. (L)	25,453	958,815

		17,659,731

		49,828,261

TOTAL COMMON STOCKS (Cost $996,040,871)		$1,418,934,938

WARRANTS - 0.0%
American International Group, Inc. (Expiration
Date: 01/19/2021; Strike Price: $45.00) (I)	1	$13

TOTAL WARRANTS (Cost $17)		$13

SECURITIES LENDING COLLATERAL - 4.9%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	7,001,952	$70,079,734

TOTAL SECURITIES LENDING
COLLATERAL (Cost $70,078,385)		$70,079,734

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreement - 1.8%
Repurchase Agreement with State Street Corp.
dated 09/28/2012 at 0.010% to be
repurchased at $26,251,022 on 10/01/2012,
collateralized by $19,765,000 U.S. Treasury
Bonds, 3.875% - 4.500%, due 08/15/2039 -
08/15/2040 (valued at $26,779,692
including interest)	$26,251,000	$26,251,000

TOTAL SHORT-TERM INVESTMENTS (Cost $26,251,000)		$26,251,000

Total Investments (500 Index Trust)
(Cost $1,092,370,273) - 105.4%		$1,515,265,685
Other assets and liabilities, net - (5.4%)		(77,172,498)

TOTAL NET ASSETS - 100.0%		$1,438,093,187

500 Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.2%
Consumer Discretionary - 10.8%
Auto Components - 0.2%
BorgWarner, Inc. (I)	8,074	$557,994
Johnson Controls, Inc.	48,212	1,321,014
The Goodyear Tire & Rubber Company (I)	16,977	206,950

		2,085,958
Automobiles - 0.3%
Ford Motor Company	268,807	2,650,437
Harley-Davidson, Inc.	16,111	682,623

		3,333,060
Distributors - 0.1%
Genuine Parts Company	10,979	670,048
Diversified Consumer Services - 0.1%
Apollo Group, Inc., Class A (I)	7,006	203,524
DeVry, Inc. (L)	3,926	89,356
H&R Block, Inc.	19,090	330,830

		623,710
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	31,512	1,148,297
Chipotle Mexican Grill, Inc. (I)	2,231	708,432
Darden Restaurants, Inc. (L)	9,097	507,158
International Game Technology	18,842	246,642
Marriott International, Inc.	17,731	693,282
McDonald’s Corp.	71,045	6,518,379
Starbucks Corp.	53,542	2,717,257
Starwood Hotels & Resorts Worldwide, Inc.	13,900	805,644
Wyndham Worldwide Corp.	9,978	523,645
Wynn Resorts, Ltd.	5,602	646,695
Yum! Brands, Inc.	32,154	2,133,096

		16,648,527
Household Durables - 0.3%
D.R. Horton, Inc. (L)	19,604	404,627
Harman International Industries, Inc.	4,699	216,906
Leggett & Platt, Inc.	10,117	253,431
Lennar Corp., Class A (L)	11,397	396,274
Newell Rubbermaid, Inc.	20,363	388,730
PulteGroup, Inc. (I)	24,041	372,636

6

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Whirlpool Corp.	5,413	$448,792

		2,481,396
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (I)	25,482	6,480,582
Expedia, Inc. (L)	6,546	378,621
Netflix, Inc. (I)(L)	3,906	212,643
priceline.com, Inc. (I)	3,510	2,171,742
TripAdvisor, Inc. (I)(L)	7,717	254,121

		9,497,709
Leisure Equipment & Products - 0.1%
Hasbro, Inc. (L)	8,124	310,093
Mattel, Inc.	23,998	851,449

		1,161,542
Media - 3.5%
Cablevision Systems Corp., Class A	15,048	238,511
CBS Corp., Class B	41,946	1,523,898
Comcast Corp., Class A	188,545	6,744,255
DIRECTV (I)	44,245	2,321,093
Discovery Communications, Inc., Class A (I)	17,406	1,037,920
Gannett Company, Inc.	16,494	292,769
News Corp., Class A	143,464	3,519,172
Omnicom Group, Inc.	18,707	964,533
Scripps Networks Interactive, Inc., Class A	6,080	372,278
The Interpublic Group of Companies, Inc.	30,646	340,784
The McGraw-Hill Companies, Inc.	19,733	1,077,224
The Walt Disney Company	126,429	6,609,708
The Washington Post Company, Class B	322	116,896
Time Warner Cable, Inc.	21,590	2,052,345
Time Warner, Inc.	66,935	3,034,164
Viacom, Inc., Class B	33,355	1,787,494

		32,033,044
Multiline Retail - 0.7%
Big Lots, Inc. (I)(L)	4,204	124,354
Dollar Tree, Inc. (I)	16,324	788,041
Family Dollar Stores, Inc.	6,836	453,227
J.C. Penney Company, Inc. (L)	9,898	240,422
Kohl’s Corp.	15,213	779,210
Macy’s, Inc.	28,370	1,067,279
Nordstrom, Inc.	10,765	594,013
Target Corp.	46,155	2,929,458

		6,976,004
Specialty Retail - 2.1%
Abercrombie & Fitch Company, Class A (L)	5,724	194,158
AutoNation, Inc. (I)(L)	2,739	119,612
AutoZone, Inc. (I)	2,638	975,189
Bed Bath & Beyond, Inc. (I)	16,361	1,030,743
Best Buy Company, Inc. (L)	18,596	319,665
CarMax, Inc. (I)(L)	16,098	455,573
GameStop Corp., Class A (L)	8,573	180,033
Limited Brands, Inc.	16,807	827,913
Lowe’s Companies, Inc.	80,379	2,430,661
O’Reilly Automotive, Inc. (I)	8,377	700,485
Ross Stores, Inc.	15,826	1,022,360
Staples, Inc.	47,795	550,598
The Gap, Inc.	21,004	751,523
The Home Depot, Inc.	106,223	6,412,683
Tiffany & Company	8,395	519,483
TJX Companies, Inc.	51,860	2,322,809
Urban Outfitters, Inc. (I)	7,748	291,015

		19,104,503

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	20,129	$1,127,627
Fossil, Inc. (I)	3,858	326,773
NIKE, Inc., Class B	25,902	2,458,359
Ralph Lauren Corp.	4,302	650,591
VF Corp.	6,190	986,438

		5,549,788

		100,165,289
Consumer Staples - 10.7%
Beverages - 2.4%
Beam, Inc.	11,161	642,204
Brown-Forman Corp., Class B	10,687	697,327
Coca-Cola Enterprises, Inc.	19,505	609,921
Constellation Brands, Inc., Class A (I)	10,305	333,367
Dr. Pepper Snapple Group, Inc.	14,934	665,011
Molson Coors Brewing Company, Class B	10,924	492,126
Monster Beverage Corp. (I)	10,829	586,499
PepsiCo, Inc.	109,666	7,761,063
The Coca-Cola Company	272,832	10,348,518

		22,136,036
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	30,468	3,050,609
CVS Caremark Corp.	89,665	4,341,579
Safeway, Inc. (L)	16,952	272,758
Sysco Corp.	41,336	1,292,577
The Kroger Company	38,389	903,677
Wal-Mart Stores, Inc.	118,434	8,740,429
Walgreen Company	60,410	2,201,340
Whole Foods Market, Inc.	12,094	1,177,956

		21,980,925
Food Products - 1.7%
Archer-Daniels-Midland Company	46,428	1,261,913
Campbell Soup Company (L)	12,690	441,866
ConAgra Foods, Inc.	28,517	786,784
Dean Foods Company (I)	12,788	209,084
General Mills, Inc.	45,679	1,820,308
H.J. Heinz Company	22,563	1,262,400
Hormel Foods Corp.	9,307	272,137
Kellogg Company	17,399	898,832
Kraft Foods, Inc. (I)	125,053	5,170,942
McCormick & Company, Inc., Non-
Voting Shares	9,364	580,943
Mead Johnson Nutrition Company	14,358	1,052,154
The Hershey Company	10,702	758,665
The J.M. Smucker Company	7,710	665,604
Tyson Foods, Inc., Class A	20,578	329,660

		15,511,292
Household Products - 2.1%
Colgate-Palmolive Company	31,400	3,366,708
Kimberly-Clark Corp.	27,815	2,385,971
The Clorox Company	9,178	661,275
The Procter & Gamble Company	194,089	13,462,013

		19,875,967
Personal Products - 0.2%
Avon Products, Inc.	30,533	487,001
The Estee Lauder Companies, Inc., Class A	16,912	1,041,272

		1,528,273
Tobacco - 1.9%
Altria Group, Inc.	143,265	4,783,618
Lorillard, Inc.	9,208	1,072,272
Philip Morris International, Inc.	118,795	10,684,422

7

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco (continued)
Reynolds American, Inc.	23,044	$998,727

		17,539,039

		98,571,532
Energy - 11.1%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	30,988	1,401,587
Cameron International Corp. (I)	17,358	973,263
Diamond Offshore Drilling, Inc. (L)	4,905	322,798
Ensco PLC, Class A	16,356	892,383
FMC Technologies, Inc. (I)	16,815	778,535
Halliburton Company	65,398	2,203,259
Helmerich & Payne, Inc.	7,426	353,552
Nabors Industries, Ltd. (I)	20,358	285,623
National Oilwell Varco, Inc.	30,052	2,407,466
Noble Corp. (I)	17,812	637,313
Rowan Companies PLC, Class A (I)	8,640	291,773
Schlumberger, Ltd.	93,522	6,764,446

		17,311,998
Oil, Gas & Consumable Fuels - 9.2%
Alpha Natural Resources, Inc. (I)	15,379	101,040
Anadarko Petroleum Corp.	35,209	2,461,813
Apache Corp.	27,570	2,383,978
Cabot Oil & Gas Corp.	14,796	664,340
Chesapeake Energy Corp. (L)	36,601	690,661
Chevron Corp.	138,265	16,116,168
ConocoPhillips	85,591	4,894,093
CONSOL Energy, Inc.	16,099	483,775
Denbury Resources, Inc. (I)	27,612	446,210
Devon Energy Corp.	26,516	1,604,218
EOG Resources, Inc.	19,025	2,131,751
EQT Corp.	10,560	623,040
Exxon Mobil Corp.	325,278	29,746,673
Hess Corp.	20,946	1,125,219
Kinder Morgan, Inc.	40,222	1,428,685
Marathon Oil Corp.	49,680	1,469,038
Marathon Petroleum Corp.	23,856	1,302,299
Murphy Oil Corp.	13,013	698,668
Newfield Exploration Company (I)	9,644	302,050
Noble Energy, Inc.	12,525	1,161,193
Occidental Petroleum Corp.	57,072	4,911,616
Peabody Energy Corp.	18,895	421,170
Phillips 66	44,197	2,049,415
Pioneer Natural Resources Company	8,666	904,730
QEP Resources, Inc.	12,544	397,143
Range Resources Corp.	11,443	799,522
Southwestern Energy Company (I)	24,533	853,258
Spectra Energy Corp.	46,047	1,351,940
Sunoco, Inc. (L)	7,321	342,842
Tesoro Corp.	9,755	408,735
The Williams Companies, Inc.	44,132	1,543,296
Valero Energy Corp.	38,897	1,232,257
WPX Energy, Inc. (I)	13,816	229,207

		85,280,043

		102,592,041
Financials - 14.1%
Capital Markets - 1.8%
Ameriprise Financial, Inc.	14,839	841,223
BlackRock, Inc.	9,011	1,606,661
E*TRADE Financial Corp. (I)	18,313	161,338
Federated Investors, Inc., Class B (L)	6,669	137,982
Franklin Resources, Inc.	9,732	1,217,181

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Invesco, Ltd.	31,540	$788,185
Legg Mason, Inc.	8,646	213,383
Morgan Stanley	97,478	1,631,782
Northern Trust Corp.	15,413	715,394
State Street Corp.	33,755	1,416,360
T. Rowe Price Group, Inc.	17,891	1,132,500
The Bank of New York Mellon Corp.	83,305	1,884,359
The Charles Schwab Corp.	77,178	987,107
The Goldman Sachs Group, Inc.	31,759	3,610,363

		16,343,818
Commercial Banks - 2.8%
BB&T Corp.	49,244	1,632,931
Comerica, Inc.	13,678	424,702
Fifth Third Bancorp	64,758	1,004,397
First Horizon National Corp.	17,465	168,188
Huntington Bancshares, Inc.	61,126	421,769
KeyCorp	66,254	579,060
M&T Bank Corp.	8,474	806,386
PNC Financial Services Group, Inc.	37,303	2,353,819
Regions Financial Corp.	99,607	718,166
SunTrust Banks, Inc.	37,958	1,073,073
U.S. Bancorp	133,532	4,580,148
Wells Fargo & Company	346,162	11,952,974
Zions Bancorporation	12,880	266,036

		25,981,649
Consumer Finance - 0.9%
American Express Company	69,449	3,948,870
Capital One Financial Corp.	40,945	2,334,274
Discover Financial Services	36,279	1,441,365
SLM Corp.	33,097	520,285

		8,244,794
Diversified Financial Services - 3.0%
Bank of America Corp.	759,487	6,706,270
Citigroup, Inc.	206,678	6,762,504
CME Group, Inc.	21,548	1,234,700
IntercontinentalExchange, Inc. (I)	5,127	683,993
JPMorgan Chase & Company	267,701	10,836,536
Leucadia National Corp.	14,002	318,546
Moody’s Corp. (L)	13,666	603,627
NYSE Euronext	17,190	423,734
The NASDAQ OMX Group, Inc.	8,293	193,185

		27,763,095
Insurance - 3.7%
ACE, Ltd.	23,876	1,805,026
Aflac, Inc.	32,988	1,579,465
American International Group, Inc. (I)	82,185	2,694,846
Aon PLC	22,696	1,186,774
Assurant, Inc.	5,621	209,663
Berkshire Hathaway, Inc., Class B (I)	129,220	11,397,204
Cincinnati Financial Corp.	10,268	389,055
Genworth Financial, Inc., Class A (I)	35,409	185,189
Hartford Financial Services Group, Inc.	30,679	596,400
Lincoln National Corp.	19,711	476,809
Loews Corp.	22,032	909,040
Marsh & McLennan Companies, Inc.	38,335	1,300,707
MetLife, Inc.	74,869	2,579,986
Principal Financial Group, Inc.	19,533	526,219
Prudential Financial, Inc.	32,835	1,789,836
The Allstate Corp.	34,179	1,353,830
The Chubb Corp.	18,779	1,432,462
The Progressive Corp.	39,469	818,587
The Travelers Companies, Inc.	27,194	1,856,262

8

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Torchmark Corp.	6,704	$344,250
Unum Group	19,649	377,654
XL Group PLC	21,563	518,159

		34,327,423
Real Estate Investment Trusts - 1.8%
Apartment Investment & Management
Company, Class A	10,265	266,787
AvalonBay Communities, Inc.	6,828	928,540
Boston Properties, Inc.	10,621	1,174,789
Equity Residential	21,222	1,220,902
HCP, Inc.	30,251	1,345,564
Health Care REIT, Inc.	16,096	929,544
Host Hotels & Resorts, Inc. (L)	50,919	817,250
Kimco Realty Corp.	28,743	582,621
Plum Creek Timber Company, Inc. (L)	11,417	500,521
Prologis, Inc.	32,459	1,137,039
Public Storage	10,147	1,412,158
Simon Property Group, Inc.	21,369	3,244,028
Ventas, Inc.	20,800	1,294,800
Vornado Realty Trust	11,920	966,116
Weyerhaeuser Company	37,897	990,628

		16,811,287
Real Estate Management & Development - 0.0%
CBRE Group, Inc., Class A (I)	21,281	391,783
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	33,514	266,771
People’s United Financial, Inc.	24,527	297,758

		564,529

		130,428,378
Health Care - 11.8%
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (I)	13,595	1,555,268
Amgen, Inc.	54,304	4,578,913
Biogen Idec, Inc. (I)	16,654	2,485,276
Celgene Corp. (I)	30,401	2,322,636
Gilead Sciences, Inc. (I)	53,308	3,535,920

		14,478,013
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	38,554	2,323,264
Becton, Dickinson and Company	14,096	1,107,382
Boston Scientific Corp. (I)	100,784	578,500
C.R. Bard, Inc.	5,486	574,110
CareFusion Corp. (I)	15,570	442,032
Covidien PLC	33,821	2,009,644
DENTSPLY International, Inc.	10,069	384,032
Edwards Lifesciences Corp. (I)	8,146	874,636
Intuitive Surgical, Inc. (I)	2,813	1,394,207
Medtronic, Inc.	71,869	3,098,991
St. Jude Medical, Inc.	22,124	932,084
Stryker Corp.	20,361	1,133,293
Varian Medical Systems, Inc. (I)(L)	7,843	473,090
Zimmer Holdings, Inc.	12,249	828,277

		16,153,542
Health Care Providers & Services - 1.9%
Aetna, Inc.	23,575	933,570
AmerisourceBergen Corp.	17,734	686,483
Cardinal Health, Inc.	24,063	937,735
Cigna Corp.	20,336	959,249
Coventry Health Care, Inc.	9,443	393,679
DaVita, Inc. (I)	6,005	622,178

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Express Scripts Holding Company (I)	57,139	$3,580,901
Humana, Inc.	11,347	795,992
Laboratory Corp. of America Holdings (I)	6,736	622,878
McKesson Corp.	16,630	1,430,679
Patterson Companies, Inc.	6,061	207,529
Quest Diagnostics, Inc.	11,203	710,606
Tenet Healthcare Corp. (I)	29,450	184,652
UnitedHealth Group, Inc.	72,790	4,033,294
WellPoint, Inc.	22,846	1,325,296

		17,424,721
Health Care Technology - 0.1%
Cerner Corp. (I)	10,193	789,040
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	24,555	944,140
Life Technologies Corp. (I)	12,417	606,943
PerkinElmer, Inc.	8,192	241,418
Thermo Fisher Scientific, Inc.	25,757	1,515,284
Waters Corp. (I)	6,182	515,146

		3,822,931
Pharmaceuticals - 6.1%
Abbott Laboratories	110,575	7,581,022
Allergan, Inc.	21,668	1,984,355
Bristol-Myers Squibb Company	118,317	3,993,199
Eli Lilly & Company	71,961	3,411,671
Forest Laboratories, Inc. (I)	16,485	587,031
Hospira, Inc. (I)	11,665	382,845
Johnson & Johnson	194,277	13,387,628
Merck & Company, Inc.	214,620	9,679,362
Mylan, Inc. (I)	28,609	698,060
Perrigo Company	6,189	718,976
Pfizer, Inc.	526,361	13,080,071
Watson Pharmaceuticals, Inc. (I)	8,994	765,929

		56,270,149

		108,938,396
Industrials - 9.6%
Aerospace & Defense - 2.2%
General Dynamics Corp.	23,384	1,546,150
Honeywell International, Inc.	55,009	3,286,788
L-3 Communications Holdings, Inc.	6,757	484,544
Lockheed Martin Corp.	18,978	1,772,166
Northrop Grumman Corp.	17,351	1,152,627
Precision Castparts Corp.	10,246	1,673,582
Raytheon Company	23,406	1,337,887
Rockwell Collins, Inc. (L)	10,080	540,691
Textron, Inc.	19,804	518,271
The Boeing Company	47,697	3,320,665
United Technologies Corp.	59,112	4,627,878

		20,261,249
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	11,464	671,217
Expeditors International of Washington, Inc.	14,763	536,783
FedEx Corp.	20,568	1,740,464
United Parcel Service, Inc., Class B	50,637	3,624,090

		6,572,554
Airlines - 0.0%
Southwest Airlines Company	52,378	459,355
Building Products - 0.0%
Masco Corp.	25,142	378,387
Commercial Services & Supplies - 0.6%
Avery Dennison Corp.	7,146	227,386

9

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Cintas Corp. (L)	7,525	$311,911
Iron Mountain, Inc.	10,639	362,896
Pitney Bowes, Inc. (L)	13,922	192,402
R.R. Donnelley & Sons Company (L)	13,003	137,832
Republic Services, Inc.	21,122	581,066
Stericycle, Inc. (I)(L)	6,034	546,198
Tyco International, Ltd.	32,401	1,822,880
Waste Management, Inc. (L)	30,714	985,305

		5,167,876
Construction & Engineering - 0.2%
Fluor Corp.	11,751	661,346
Jacobs Engineering Group, Inc. (I)	9,127	369,005
Quanta Services, Inc. (I)	15,175	374,823

		1,405,174
Electrical Equipment - 0.5%
Cooper Industries PLC	11,261	845,251
Emerson Electric Company	51,259	2,474,272
Rockwell Automation, Inc.	9,915	689,588
Roper Industries, Inc.	6,886	756,703

		4,765,814
Industrial Conglomerates - 2.5%
3M Company	44,819	4,142,172
Danaher Corp.	41,152	2,269,533
General Electric Company	744,081	16,898,080

		23,309,785
Machinery - 1.8%
Caterpillar, Inc.	46,024	3,959,905
Cummins, Inc.	12,478	1,150,596
Deere & Company	27,653	2,281,096
Dover Corp.	12,917	768,432
Eaton Corp. (L)	23,794	1,124,504
Flowserve Corp.	3,622	462,674
Illinois Tool Works, Inc. (L)	30,382	1,806,818
Ingersoll-Rand PLC	20,202	905,454
Joy Global, Inc.	7,482	419,441
PACCAR, Inc.	25,018	1,001,345
Pall Corp.	8,171	518,777
Parker Hannifin Corp.	10,496	877,256
Snap-on, Inc.	4,081	293,301
Stanley Black & Decker, Inc.	11,873	905,316
Xylem, Inc.	13,041	327,981

		16,802,896
Professional Services - 0.1%
Equifax, Inc.	8,467	394,393
Robert Half International, Inc.	9,990	266,034
The Dun & Bradstreet Corp.	3,161	251,679

		912,106
Road & Rail - 0.8%
CSX Corp.	73,291	1,520,788
Norfolk Southern Corp.	22,514	1,432,566
Ryder Systems, Inc.	3,705	144,717
Union Pacific Corp.	33,368	3,960,782

		7,058,853
Trading Companies & Distributors - 0.2%
Fastenal Company (L)	18,990	816,380
W.W. Grainger, Inc. (L)	4,239	883,280

		1,699,660

		88,793,709

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 19.8%
Communications Equipment - 1.9%
Cisco Systems, Inc.	372,845	$7,117,611
F5 Networks, Inc. (I)	5,598	586,111
Harris Corp.	8,027	411,143
JDS Uniphase Corp. (I)	16,442	203,634
Juniper Networks, Inc. (I)	37,274	637,758
Motorola Solutions, Inc.	20,126	1,017,369
QUALCOMM, Inc.	120,033	7,500,862

		17,474,488
Computers & Peripherals - 5.9%
Apple, Inc.	66,057	44,077,194
Dell, Inc.	102,445	1,010,108
EMC Corp. (I)	147,887	4,032,878
Hewlett-Packard Company	138,579	2,364,158
Lexmark International, Inc., Class A (L)	5,124	114,009
NetApp, Inc. (I)	25,601	841,761
SanDisk Corp. (I)	16,937	735,574
Seagate Technology PLC	24,909	772,179
Western Digital Corp.	15,682	607,364

		54,555,225
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	11,271	663,636
Corning, Inc.	104,791	1,378,002
FLIR Systems, Inc. (L)	10,761	214,951
Jabil Circuit, Inc.	13,182	246,767
Molex, Inc.	9,602	252,341
TE Connectivity, Ltd.	30,167	1,025,980

		3,781,677
Internet Software & Services - 2.2%
Akamai Technologies, Inc. (I)	12,578	481,234
eBay, Inc. (I)	81,714	3,955,775
Google, Inc., Class A (I)	18,666	14,083,497
VeriSign, Inc. (I)	11,110	540,946
Yahoo!, Inc. (I)	73,438	1,173,172

		20,234,624
IT Services - 3.8%
Accenture PLC, Class A	44,799	3,137,274
Automatic Data Processing, Inc.	34,156	2,003,591
Cognizant Technology
Solutions Corp., Class A (I)	21,033	1,470,627
Computer Sciences Corp.	10,897	350,992
Fidelity National Information Services, Inc.	17,641	550,752
Fiserv, Inc. (I)	9,623	712,391
International Business Machines Corp.	75,694	15,702,720
Mastercard, Inc., Class A	7,562	3,414,092
Paychex, Inc.	22,727	756,582
SAIC, Inc.	20,023	241,077
Teradata Corp. (I)	11,874	895,418
The Western Union Company	42,612	776,391
Total Systems Services, Inc.	11,565	274,091
Visa, Inc., Class A	36,828	4,945,264

		35,231,262
Office Electronics - 0.1%
Xerox Corp.	92,153	676,403
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Micro Devices, Inc. (I)(L)	41,277	139,103
Altera Corp.	22,432	762,352
Analog Devices, Inc.	21,065	825,537
Applied Materials, Inc.	87,273	974,403
Broadcom Corp., Class A	36,256	1,253,732
First Solar, Inc. (I)(L)	4,254	94,205

10

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	352,571	$7,996,310
KLA-Tencor Corp.	11,828	564,255
Lam Research Corp. (I)	12,874	409,200
Linear Technology Corp.	16,234	517,053
LSI Corp. (I)	39,944	276,013
Microchip Technology, Inc. (L)	13,654	447,032
Micron Technology, Inc. (I)	71,788	429,651
NVIDIA Corp. (I)	43,700	582,958
Teradyne, Inc. (I)(L)	12,952	184,177
Texas Instruments, Inc.	80,195	2,209,372
Xilinx, Inc.	18,359	613,374

		18,278,727
Software - 3.5%
Adobe Systems, Inc. (I)	34,769	1,128,602
Autodesk, Inc. (I)	15,976	533,119
BMC Software, Inc. (I)	10,333	428,716
CA, Inc.	24,110	621,194
Citrix Systems, Inc. (I)	13,170	1,008,427
Electronic Arts, Inc. (I)	22,416	284,459
Intuit, Inc.	19,434	1,144,274
Microsoft Corp.	531,672	15,833,192
Oracle Corp.	268,359	8,450,625
Red Hat, Inc. (I)	13,594	774,042
Salesforce.com, Inc. (I)	9,010	1,375,737
Symantec Corp. (I)	49,550	891,900

		32,474,287

		182,706,693
Materials - 3.4%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	14,921	1,233,967
Airgas, Inc.	4,881	401,706
CF Industries Holdings, Inc.	4,418	981,856
E.I. du Pont de Nemours & Company (L)	65,565	3,295,953
Eastman Chemical Company	10,773	614,169
Ecolab, Inc.	18,551	1,202,290
FMC Corp.	9,695	536,909
International Flavors & Fragrances, Inc.	5,705	339,904
LyondellBasell Industries NV, Class A	23,909	1,235,139
Monsanto Company	37,554	3,418,165
PPG Industries, Inc.	10,756	1,235,219
Praxair, Inc.	21,010	2,182,519
Sigma-Aldrich Corp. (L)	8,529	613,832
The Dow Chemical Company	84,439	2,445,353
The Mosaic Company	19,494	1,123,049
The Sherwin-Williams Company	6,021	896,587

		21,756,617
Construction Materials - 0.0%
Vulcan Materials Company	9,110	430,903
Containers & Packaging - 0.1%
Ball Corp.	10,856	459,317
Bemis Company, Inc.	7,153	225,105
Owens-Illinois, Inc. (I)	11,530	216,303
Sealed Air Corp.	12,338	190,745

		1,091,470
Metals & Mining - 0.8%
Alcoa, Inc. (L)	75,314	666,529
Allegheny Technologies, Inc.	7,533	240,303
Cliffs Natural Resources, Inc. (L)	10,070	394,039
Freeport-McMoRan Copper & Gold, Inc.	66,909	2,648,258
Newmont Mining Corp.	34,962	1,958,222
Nucor Corp.	22,378	856,182

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Titanium Metals Corp. (L)	5,204	$66,767
United States Steel Corp. (L)	10,102	192,645

		7,022,945
Paper & Forest Products - 0.2%
International Paper Company	30,869	1,121,162
MeadWestvaco Corp.	12,091	369,985

		1,491,147

		31,793,082
Telecommunication Services - 3.4%
Diversified Telecommunication Services - 3.1%
American Tower Corp.	27,834	1,987,069
AT&T, Inc.	406,543	15,326,671
CenturyLink, Inc.	43,902	1,773,641
Frontier Communications Corp. (L)	69,824	342,138
Verizon Communications, Inc.	200,757	9,148,496
Windstream Corp. (L)	41,531	419,878

		28,997,893
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (I)	20,643	1,323,216
MetroPCS Communications, Inc. (I)	22,299	261,121
Sprint Nextel Corp. (I)	211,479	1,167,364

		2,751,701

		31,749,594
Utilities - 3.5%
Electric Utilities - 2.1%
American Electric Power Company, Inc.	34,170	1,501,430
Duke Energy Corp.	49,613	3,214,922
Edison International	22,963	1,049,179
Entergy Corp.	12,503	866,458
Exelon Corp.	60,183	2,141,311
FirstEnergy Corp.	29,488	1,300,421
NextEra Energy, Inc.	29,784	2,094,709
Northeast Utilities	22,104	845,036
Pepco Holdings, Inc. (L)	15,919	300,869
Pinnacle West Capital Corp.	7,730	408,144
PPL Corp.	40,947	1,189,510
The Southern Company	61,636	2,840,803
Xcel Energy, Inc.	34,340	951,561

		18,704,353
Gas Utilities - 0.1%
AGL Resources, Inc.	8,242	337,180
ONEOK, Inc.	14,462	698,659

		1,035,839
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (I)	43,795	480,431
NRG Energy, Inc.	15,931	340,764

		821,195
Multi-Utilities - 1.2%
Ameren Corp.	17,177	561,173
CenterPoint Energy, Inc.	30,168	642,578
CMS Energy Corp.	18,672	439,726
Consolidated Edison, Inc.	20,634	1,235,770
Dominion Resources, Inc.	40,402	2,138,882
DTE Energy Company	12,094	724,914
Integrys Energy Group, Inc.	5,531	288,718
NiSource, Inc.	20,075	511,511
PG&E Corp.	30,055	1,282,447
Public Service Enterprise Group, Inc.	35,674	1,147,989
SCANA Corp. (L)	9,242	446,111

11

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
Sempra Energy	15,837	$1,021,328
TECO Energy, Inc.	14,363	254,800
Wisconsin Energy Corp. (L)	16,281	613,305

		11,309,252

		31,870,639

TOTAL COMMON STOCKS (Cost $738,480,583)		$907,609,353

WARRANTS - 0.0%
American International Group, Inc. (Expiration
Date: 01/19/2021; Strike Price: $45.00) (I)	1	13

TOTAL WARRANTS (Cost $17)		$13

SECURITIES LENDING COLLATERAL - 2.2%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	2,010,476	20,122,054

TOTAL SECURITIES LENDING
COLLATERAL (Cost $20,121,376)		$20,122,054

SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreement - 1.5%
Repurchase Agreement with State Street Corp.
dated 09/28/2012 at 0.010% to be
repurchased at $14,472,012 on 10/01/2012,
collateralized by $10,860,000 U.S. Treasury
Bonds, 4.500% due 08/15/2039 (valued at
$14,765,245 including interest)	$14,472,000	$14,472,000

TOTAL SHORT-TERM INVESTMENTS (Cost $14,472,000)		$14,472,000

Total Investments (500 Index Trust B)
(Cost $773,073,976) - 101.9%		$942,203,420
Other assets and liabilities, net - (1.9%)		(17,829,949)

TOTAL NET ASSETS - 100.0%		$924,373,471

Active Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 28.6%
U.S. Government - 6.3%
U.S. Treasury Bond
3.000%, 05/15/2042	$18,080,000	$18,774,959
U.S. Treasury Notes
0.250%, 04/30/2014	2,115,000	2,115,744
0.875%, 04/30/2017	3,350,000	3,398,156
1.375%, 02/28/2019	2,000,000	2,057,812
1.500%, 06/30/2016	2,525,000	2,626,000
1.625%, 08/15/2022	37,465,000	37,435,740
2.000%, 11/15/2021	2,075,000	2,166,916
2.250%, 07/31/2018	4,000,000	4,331,248
2.750%, 02/28/2018	3,000,000	3,326,250
3.125%, 05/15/2021	1,055,000	1,206,492
U.S. Treasury Strips, PO
6.862%, 11/15/2030	4,985,000	3,052,156

		80,491,473
U.S. Government Agency - 22.3%
Federal Home Loan Mortgage Corp.
3.000%, 08/01/2042	1,893,754	1,998,203
3.500%, 06/01/2042	1,981,659	2,128,581

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
4.500%, 09/01/2023		$1,094,267	$1,173,266
5.000%, 03/01/2041 to 04/01/2041		3,720,799	4,083,124
6.500%, 06/01/2037 to 02/01/2038		795,424	890,977
Federal National Mortgage Association
2.717%, 08/01/2034 (P)		1,951,760	2,097,098
2.872%, 07/01/2033 (P)		$50,781	54,582
3.000%, 09/01/2042		5,460,000	5,768,609
3.500%, 06/01/2042		15,865,426	17,068,769
4.000%, TBA (C)		32,500,000	35,013,670
4.000%, 10/01/2025 to 12/01/2041		17,913,268	19,505,091
4.500%, 06/01/2040 to 06/01/2041		71,599,609	77,597,836
5.000%, TBA (C)		14,000,000	15,269,843
5.000%, 05/01/2018 to 04/01/2041		30,352,968	33,290,596
5.500%, 02/01/2018 to 11/01/2039		22,616,693	24,913,029
6.000%, 05/01/2035 to 07/01/2038		15,695,030	17,524,625
6.500%, 02/01/2036 to 06/01/2039		9,131,601	10,272,665
7.000%, 12/01/2012 to 06/01/2032		645,265	735,210
7.500%, 09/01/2029 to 08/01/2031		123,002	144,328
Government National
Mortgage Association
4.000%, TBA (C)		7,500,000	8,270,508
5.000%, 04/15/2035		1,998,961	2,213,849
5.500%, 03/15/2035		1,706,292	1,923,129
6.000%, 03/15/2033 to 06/15/2033		843,915	955,173
6.500%, 09/15/2028 to 08/15/2031		193,289	221,632
7.000%, 04/15/2029		78,608	91,163
8.000%, 10/15/2026 to 05/15/2029		90,053	106,101

			283,311,657

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $351,898,242)			$363,803,130

FOREIGN GOVERNMENT
OBLIGATIONS - 0.7%
Argentina - 0.3%
City of Buenos Aires
9.950%, 03/01/2017 (S)		1,120,000	1,002,400
Republic of Argentina
1.180%, 12/31/2038 (P)	ARS	8,797,621	756,624
5.830%, 12/31/2033 (P)		3,617,497	989,565
12/15/2035 (I)		19,532,033	607,063

			3,355,652
Germany - 0.1%
Federal Republic of Germany
6.250%, 01/04/2030	EUR	725,000	1,492,754
Japan - 0.1%
Government of Japan
1.500%, 09/20/2014	JPY	68,650,000	903,701
Mexico - 0.1%
Government of Mexico
8.000%, 12/19/2013 to 12/07/2023	MXN	20,193,300	1,792,502
Panama - 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	557,280
9.375%, 04/01/2029		130,000	221,325

			778,605
Peru - 0.0%
Republic of Peru
9.875%, 02/06/2015		111,000	133,200

12

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
United Kingdom - 0.0%
Government of United Kingdom
6.000%, 12/07/2028	GBP	85,000	$207,216
8.000%, 12/07/2015		125,000	251,428

			458,644

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $8,003,133)			$8,915,058

CORPORATE BONDS - 40.6%
Consumer Discretionary - 5.2%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		$980,000	1,051,051
AMC Entertainment, Inc.
8.750%, 06/01/2019		405,000	446,513
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022		130,000	131,300
American Standard Americas
10.750%, 01/15/2016 (S)		355,000	335,475
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,120,000	588,383
AutoNation, Inc.
5.500%, 02/01/2020		$1,020,000	1,088,850
6.750%, 04/15/2018		410,000	460,738
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019		1,455,000	1,609,594
Cablevision Systems Corp.
8.625%, 09/15/2017		335,000	389,438
CBS Corp.
7.875%, 07/30/2030		1,135,000	1,545,140
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		920,000	931,500
CCO Holdings LLC
8.125%, 04/30/2020		275,000	310,750
Cinemark USA, Inc.
7.375%, 06/15/2021		490,000	545,125
8.625%, 06/15/2019		445,000	493,950
Comcast Corp.
6.550%, 07/01/2039		1,000,000	1,309,749
Corporacion GEO SAB de CV
8.875%, 03/27/2022 (S)		1,030,000	1,053,175
CSC Holdings LLC
7.875%, 02/15/2018		915,000	1,056,825
Darden Restaurants, Inc.
6.800%, 10/15/2037		1,665,000	2,046,861
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		700,000	754,250
DR Horton, Inc.
4.750%, 05/15/2017		775,000	825,375
Exide Technologies
8.625%, 02/01/2018		910,000	788,288
Expedia, Inc.
5.950%, 08/15/2020		880,000	970,805
Ford Motor Credit Company LLC
4.250%, 09/20/2022		325,000	331,260
5.000%, 05/15/2018		2,330,000	2,544,341
8.000%, 12/15/2016		1,009,000	1,206,284
Greektown Superholdings, Inc.
13.000%, 07/01/2015		978,000	1,058,685
Grupo Televisa SAB
6.625%, 01/15/2040		735,000	970,784
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)		1,000,000	1,035,407

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Hillman Group, Inc.
10.875%, 06/01/2018	$785,000	$843,875
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)	655,000	706,188
6.000%, 05/05/2015 (S)	960,000	1,056,444
Hyva Global BV
8.625%, 03/24/2016 (S)	735,000	657,825
Jacobs Entertainment, Inc.
9.750%, 06/15/2014	1,100,000	1,100,000
Kia Motors Corp.
3.625%, 06/14/2016 (S)	810,000	852,020
Landry’s, Inc.
9.375%, 05/01/2020 (S)	600,000	633,000
Levi Strauss & Company
7.625%, 05/15/2020	1,015,000	1,096,200
Limited Brands, Inc.
6.625%, 04/01/2021	770,000	873,950
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)	819,000	761,670
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	1,145,000	1,233,625
Marina District Finance Company, Inc.
9.500%, 10/15/2015	655,000	660,731
MGM Resorts International
6.750%, 10/01/2020 (S)	645,000	641,775
8.625%, 02/01/2019 (S)	865,000	942,850
News America, Inc.
6.150%, 03/01/2037 to 02/15/2041	575,000	697,517
6.400%, 12/15/2035	305,000	378,343
6.650%, 11/15/2037	1,000,000	1,270,323
6.750%, 01/09/2038	108,000	131,068
7.750%, 12/01/2045	491,000	658,768
QVC, Inc.
5.125%, 07/02/2022 (S)	225,000	237,094
Regal Cinemas Corp.
8.625%, 07/15/2019	325,000	360,750
Regal Entertainment Group
9.125%, 08/15/2018	275,000	307,313
Rivers Pittsburgh Borrower LP
9.500%, 06/15/2019 (S)	380,000	403,750
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	1,225,000	1,317,267
7.750%, 10/01/2017 (S)	660,000	724,350
Target Corp.
6.500%, 10/15/2037	1,800,000	2,529,848
Time Warner Cable, Inc.
5.500%, 09/01/2041	750,000	849,727
6.550%, 05/01/2037	930,000	1,169,943
6.750%, 07/01/2018	2,730,000	3,434,184
Time Warner Companies, Inc.
7.570%, 02/01/2024	1,716,000	2,292,962
Time Warner Entertainment Company LP
8.375%, 07/15/2033	1,520,000	2,211,852
Time Warner, Inc.
7.625%, 04/15/2031	451,000	630,577
Toys R Us Property Company II LLC
8.500%, 12/01/2017	380,000	409,450
Toys R Us, Inc.
10.375%, 08/15/2017 (S)	165,000	168,713
UBM PLC
5.750%, 11/03/2020 (S)	750,000	785,265
Viacom, Inc.
6.125%, 10/05/2017	1,500,000	1,802,277
6.875%, 04/30/2036	805,000	1,064,293

13

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Visteon Corp.
6.750%, 04/15/2019	$560,000	$588,000
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	629,830	384,416
XM Satellite Radio, Inc.
7.625%, 11/01/2018 (S)	925,000	1,022,125
Yum! Brands, Inc.
6.250%, 03/15/2018	715,000	867,165
6.875%, 11/15/2037	1,130,000	1,546,526

		66,183,915
Consumer Staples - 1.9%
Ajecorp BV
6.500%, 05/14/2022 (S)	715,000	752,538
Alliance One International, Inc.
10.000%, 07/15/2016	1,475,000	1,526,625
Anheuser-Busch Companies, Inc.
5.750%, 04/01/2036	1,000,000	1,281,480
6.500%, 02/01/2043	540,000	777,404
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	800,000	1,013,773
Corporacion Lindley SA
6.750%, 11/23/2021 (S)	300,000	336,750
Corporacion Pesquera Inca SAC
9.000%, 02/10/2017 (S)	785,000	843,875
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	1,252,716	1,694,912
Kraft Foods Group, Inc.
6.125%, 08/23/2018 (S)	817,000	1,000,931
Kraft Foods, Inc.
6.125%, 02/01/2018	288,000	351,706
Revlon Consumer Products Corp.
9.750%, 11/15/2015	870,000	920,025
Reynolds Group Issuer, Inc.
9.000%, 04/15/2019	1,050,000	1,071,000
9.875%, 08/15/2019	925,000	983,969
Rite Aid Corp.
9.250%, 03/15/2020	1,795,000	1,839,875
SABMiller PLC
6.500%, 07/15/2018 (S)	1,715,000	2,151,814
Safeway, Inc.
5.000%, 08/15/2019	1,200,000	1,250,586
6.350%, 08/15/2017	820,000	923,818
7.250%, 02/01/2031	560,000	597,806
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	910,000	784,875
TESCO PLC
6.150%, 11/15/2037 (S)	900,000	1,152,841
The Kroger Company
7.000%, 05/01/2018	1,105,000	1,336,298
Yankee Candle Company, Inc.
8.500%, 02/15/2015	36,000	36,450
YCC Holdings LLC, PIK
10.250%, 02/15/2016	915,000	947,025

		23,576,376
Energy - 4.9%
Afren PLC
10.250%, 04/08/2019 (S)	570,000	646,950
11.500%, 02/01/2016 (S)	800,000	911,774
Alpha Natural Resources, Inc.
6.000%, 06/01/2019	295,000	246,325
6.250%, 06/01/2021	700,000	582,750
Anadarko Petroleum Corp.
6.450%, 09/15/2036	2,750,000	3,410,732

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Arch Coal, Inc.
7.000%, 06/15/2019	$375,000	$315,000
7.250%, 06/15/2021	690,000	576,150
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	2,245,000	2,087,850
BP Capital Markets PLC
4.750%, 03/10/2019	1,000,000	1,161,748
BreitBurn Energy Partners LP
7.875%, 04/15/2022 (S)	485,000	501,975
Cameron International Corp.
5.950%, 06/01/2041	1,178,000	1,428,020
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	545,000	645,622
DCP Midstream LLC
9.750%, 03/15/2019 (S)	845,000	1,086,341
Devon Energy Corp.
4.000%, 07/15/2021	1,000,000	1,099,766
Devon Financing Corp. ULC
7.875%, 09/30/2031	874,000	1,271,195
DTEK Finance BV
9.500%, 04/28/2015 (S)	410,000	410,000
El Paso Pipeline Partners Operating
Company LLC
5.000%, 10/01/2021	500,000	550,794
Enbridge Energy Partners LP
7.500%, 04/15/2038	600,000	799,132
Energy Transfer Partners LP
5.200%, 02/01/2022	345,000	382,793
6.625%, 10/15/2036	1,000,000	1,133,321
9.700%, 03/15/2019	860,000	1,136,579
Enersis SA
7.375%, 01/15/2014	633,000	675,149
Enterprise Products Operating LLC
6.650%, 04/15/2018	750,000	922,229
6.875%, 03/01/2033	471,000	601,002
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	1,235,000	1,322,994
EP Energy LLC
7.750%, 09/01/2022 (S)	460,000	469,200
EV Energy Partners LP
8.000%, 04/15/2019	950,000	985,625
Georgian Oil and Gas Corp.
6.875%, 05/16/2017 (S)	880,000	902,000
GS Caltex Corp.
5.500%, 08/25/2014 (S)	471,000	503,433
Hess Corp.
5.600%, 02/15/2041	1,500,000	1,742,036
Kerr-McGee Corp.
6.950%, 07/01/2024	1,330,000	1,717,376
Kinder Morgan Energy Partners LP
4.150%, 03/01/2022	500,000	540,268
5.800%, 03/15/2035	402,000	453,403
7.300%, 08/15/2033	603,000	761,417
7.750%, 03/15/2032	535,000	695,358
Linn Energy LLC
6.250%, 11/01/2019 (S)	1,105,000	1,099,475
8.625%, 04/15/2020	455,000	498,225
Marathon Oil Corp.
6.800%, 03/15/2032	785,000	1,045,852
MarkWest Energy Partners LP
6.500%, 08/15/2021	875,000	938,438
Newfield Exploration Company
5.750%, 01/30/2022	905,000	1,011,338

14

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Nexen, Inc.
5.875%, 03/10/2035	$598,000	$707,906
6.400%, 05/15/2037	775,000	984,872
Noble Holding International, Ltd.
4.900%, 08/01/2020	1,000,000	1,117,290
5.250%, 03/15/2042	500,000	537,913
NuStar Logistics LP
4.750%, 02/01/2022	1,000,000	943,398
7.900%, 04/15/2018	840,000	952,696
Offshore Group Investments, Ltd.
11.500%, 08/01/2015	975,000	1,077,375
ONEOK Partners LP
6.650%, 10/01/2036	1,435,000	1,712,167
Peabody Energy Corp.
6.250%, 11/15/2021 (S)	825,000	820,875
Petro-Canada
6.050%, 05/15/2018	1,445,000	1,768,439
Petroleos Mexicanos
4.875%, 01/24/2022	705,000	796,650
Precision Drilling Corp.
6.625%, 11/15/2020	775,000	825,375
Regency Energy Partners LP
5.500%, 04/15/2023	620,000	626,975
Spectra Energy Capital LLC
6.200%, 04/15/2018	750,000	907,353
6.750%, 02/15/2032	589,000	715,223
Talisman Energy, Inc.
6.250%, 02/01/2038	1,025,000	1,198,301
Targa Resources Partners LP
6.375%, 08/01/2022 (S)	600,000	636,000
TransCanada Pipelines, Ltd. (6.350% to
5-15-17, then 3 month
LIBOR + 2.210%)
05/15/2067	1,325,000	1,417,141
Transocean, Inc.
6.000%, 03/15/2018	1,000,000	1,168,008
6.800%, 03/15/2038	2,100,000	2,527,909
Transportadora de Gas Internacional SA
ESP
5.700%, 03/20/2022 (S)	725,000	779,375
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)	610,000	658,800
Weatherford International, Inc.
6.800%, 06/15/2037	305,000	334,181
Weatherford International, Ltd.
6.500%, 08/01/2036	600,000	645,043
Williams Partners LP
7.250%, 02/01/2017	1,390,000	1,690,590

		62,819,490
Financials - 14.9%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	1,380,000	1,435,484
Aflac, Inc.
8.500%, 05/15/2019	880,000	1,178,859
Alfa Bank OJSC
7.750%, 04/28/2021 (S)	380,000	402,344
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	505,000	587,424
American Express Bank FSB
6.000%, 09/13/2017	1,585,000	1,923,073
American Express Company
7.000%, 03/19/2018	255,000	322,807
American International Group, Inc.
3.800%, 03/22/2017	555,000	597,087

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
American International Group, Inc. (continued)
6.400%, 12/15/2020	$1,500,000	$1,827,498
8.250%, 08/15/2018	570,000	733,147
Aon Corp.
8.205%, 01/01/2027	800,000	1,001,794
Aries Vermogensverwaltung GmbH
9.600%, 10/25/2014	750,000	888,750
Assurant, Inc.
5.625%, 02/15/2014	461,000	480,628
AvalonBay Communities, Inc.
5.700%, 03/15/2017	1,500,000	1,766,168
AXA SA
8.600%, 12/15/2030	735,000	889,439
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)	1,440,000	1,321,200
Banco de Credito del Peru
4.750%, 03/16/2016 (S)	455,000	480,025
Banco Santander Chile
5.375%, 12/09/2014 (S)	295,000	310,801
Bank of America Corp.
3.625%, 03/17/2016	1,250,000	1,318,471
5.000%, 05/13/2021	1,000,000	1,099,413
5.650%, 05/01/2018	1,000,000	1,140,342
5.700%, 01/24/2022	1,500,000	1,762,233
6.500%, 08/01/2016	650,000	751,861
7.625%, 06/01/2019	1,065,000	1,330,114
Bank of America NA
5.300%, 03/15/2017	355,000	394,286
6.000%, 10/15/2036	865,000	1,016,465
Bank of Ceylon
6.875%, 05/03/2017 (S)	650,000	692,250
Barclays Bank PLC
6.050%, 12/04/2017 (S)	1,305,000	1,404,582
10.179%, 06/12/2021 (S)	670,000	870,417
BB&T Corp.
3.200%, 03/15/2016	500,000	537,099
Boston Properties LP
3.700%, 11/15/2018	1,538,000	1,668,124
BPCE SA (12.500% to 09/30/2019, then
3 month LIBOR + 12.980%)
09/30/2019 (Q)(S)	718,000	813,300
Brandywine Operating Partnership LP
7.500%, 05/15/2015	810,000	916,384
BRE Properties, Inc.
5.500%, 03/15/2017	1,506,000	1,704,833
Camden Property Trust
5.000%, 06/15/2015	804,000	875,757
Capital One Financial Corp.
3.150%, 07/15/2016	1,000,000	1,062,056
4.750%, 07/15/2021	700,000	794,868
6.150%, 09/01/2016	1,205,000	1,375,752
6.750%, 09/15/2017	930,000	1,139,308
Citigroup, Inc.
4.450%, 01/10/2017	1,350,000	1,483,101
4.500%, 01/14/2022	2,000,000	2,196,468
5.375%, 08/09/2020	1,500,000	1,734,516
5.850%, 12/11/2034	291,000	344,025
CNA Financial Corp.
6.500%, 08/15/2016	2,030,000	2,339,007
7.250%, 11/15/2023	1,035,000	1,278,273
CNO Financial Group, Inc.
6.375%, 10/01/2020 (S)	340,000	347,650
CubeSmart LP
4.800%, 07/15/2022	680,000	735,966

15

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
DDR Corp.
7.500%, 04/01/2017	$2,130,000	$2,549,325
Discover Bank
7.000%, 04/15/2020	625,000	752,944
Discover Financial Services
5.200%, 04/27/2022 (S)	1,120,000	1,227,427
Dresdner Bank AG
7.250%, 09/15/2015	627,000	663,853
Entertainment Properties Trust
7.750%, 07/15/2020	921,000	1,061,120
ERP Operating LP
5.125%, 03/15/2016	1,000,000	1,126,431
5.750%, 06/15/2017	1,730,000	2,059,238
First Horizon National Corp.
5.375%, 12/15/2015	910,000	995,584
General Electric Capital Corp.
0.915%, 08/15/2036 (P)	1,020,000	751,895
4.375%, 09/16/2020	715,000	788,666
5.300%, 02/11/2021	575,000	659,987
5.625%, 05/01/2018	1,000,000	1,179,587
5.875%, 01/14/2038	435,000	518,959
6.000%, 08/07/2019	730,000	888,046
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)	1,600,000	1,783,072
General Shopping Investments, Ltd.
USGG
03/20/2017 (Q)(S)	635,000	577,850
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR + 2.125%)
02/12/2067 (S)	1,640,000	1,377,600
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	1,210,000	1,328,451
Hartford Financial Services Group, Inc.
4.625%, 07/15/2013	417,000	427,677
5.500%, 03/30/2020	1,405,000	1,590,352
6.000%, 01/15/2019	413,000	468,667
6.625%, 03/30/2040	1,090,000	1,314,405
Health Care REIT, Inc.
4.950%, 01/15/2021	485,000	530,276
6.000%, 11/15/2013	755,000	793,022
6.125%, 04/15/2020	1,295,000	1,505,905
6.200%, 06/01/2016	725,000	818,073
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,101,250
6.500%, 01/17/2017	875,000	997,405
Host Hotels & Resorts LP
5.250%, 03/15/2022 (S)	1,075,000	1,161,000
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	955,000	995,658
5.750%, 11/16/2020 (S)	1,095,000	1,165,415
Intercorp Retail Trust
8.875%, 11/14/2018 (S)	385,000	427,350
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	720,000	838,800
iPayment, Inc.
10.250%, 05/15/2018	725,000	632,563
Jefferies Group, Inc.
5.125%, 04/13/2018	600,000	609,000
6.875%, 04/15/2021	830,000	893,288
8.500%, 07/15/2019	940,000	1,078,650
JPMorgan Chase & Company
4.500%, 01/24/2022	1,300,000	1,442,358

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Company (continued)
6.000%, 01/15/2018	$1,780,000	$2,122,721
6.300%, 04/23/2019	1,000,000	1,229,525
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	1,005,000	1,141,409
Kazkommertsbank JSC
8.500%, 04/16/2013	350,000	346,850
Kimco Realty Corp.
6.875%, 10/01/2019	755,000	925,849
Liberty Mutual Group, Inc.
4.950%, 05/01/2022 (S)	530,000	554,506
6.500%, 05/01/2042 (S)	655,000	709,835
7.800%, 03/15/2037 (S)	1,220,000	1,323,700
Liberty Property LP
5.500%, 12/15/2016	1,500,000	1,677,855
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,178,303
8.750%, 07/01/2019	720,000	943,552
Lincoln National Corp. (6.050% to
04/20/2017, then 3 month
LIBOR + 2.040%)
04/20/2067	2,102,000	2,057,333
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	685,000	733,162
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	795,000	851,994
Markel Corp.
5.350%, 06/01/2021	1,500,000	1,620,233
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	1,350,000	1,617,836
7.750%, 05/14/2038	610,000	766,841
Metropolitan Life Global Funding I
3.650%, 06/14/2018 (S)	1,500,000	1,653,272
Moody’s Corp.
4.500%, 09/01/2022	640,000	678,698
Morgan Stanley
5.500%, 07/28/2021	1,250,000	1,368,273
5.550%, 04/27/2017	1,780,000	1,951,850
5.750%, 01/25/2021	2,740,000	3,008,164
5.950%, 12/28/2017	1,265,000	1,421,229
6.375%, 07/24/2042	920,000	1,014,391
6.625%, 04/01/2018	470,000	540,128
7.300%, 05/13/2019	1,075,000	1,268,699
MPT Operating Partnership LP
6.375%, 02/15/2022	820,000	869,200
6.875%, 05/01/2021	575,000	626,750
Nationstar Mortgage LLC
7.875%, 10/01/2020 (S)	235,000	239,113
9.625%, 05/01/2019 (S)	740,000	807,576
10.875%, 04/01/2015	1,210,000	1,311,338
Nationwide Mutual Insurance Company
(5.810% to 12/15/2014, then 3 month
LIBOR + 2.290%)
12/15/2024 (S)	1,130,000	1,029,927
Nelnet, Inc.
3.735%, 09/29/2036 (P)	630,000	508,891
Nordea Bank AB
3.125%, 03/20/2017 (S)	1,650,000	1,725,930
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	1,127,000	1,241,627
ProLogis LP
4.500%, 08/15/2017	145,000	156,090
6.250%, 03/15/2017	2,142,000	2,453,282

16

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
ProLogis LP (continued)
7.625%, 08/15/2014	$1,041,000	$1,142,359
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month
LIBOR + 4.175%)
09/15/2042	1,060,000	1,086,500
Rabobank Nederland NV
3.375%, 01/19/2017	705,000	748,444
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	1,252,000	1,644,815
RBS Citizens Financial Group, Inc.
4.150%, 09/28/2022 (S)	270,000	270,568
Realogy Corp.
7.875%, 02/15/2019 (S)	560,000	588,000
Realty Income Corp.
5.375%, 09/15/2017	1,250,000	1,394,308
5.950%, 09/15/2016	530,000	596,086
Reckson Operating Partnership LP
6.000%, 03/31/2016	1,500,000	1,634,859
Regions Financial Corp.
7.750%, 11/10/2014	775,000	862,188
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	790,000	799,505
Santander Holdings USA, Inc.
4.625%, 04/19/2016	315,000	330,053
Sberbank of Russia
6.125%, 02/07/2022 (S)	600,000	663,000
SL Green Realty Corp.
7.750%, 03/15/2020	1,265,000	1,510,905
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)	521,000	557,470
Svenska Handelsbanken AB
2.875%, 04/04/2017	1,325,000	1,394,745
Swedbank AB
2.125%, 08/31/2016 (S)	1,075,000	1,075,983
Symetra Financial Corp.
6.125%, 04/01/2016 (S)	1,650,000	1,785,260
Synovus Financial Corp.
7.875%, 02/15/2019	510,000	563,550
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	1,115,000	1,532,861
The Bear Stearns Companies LLC
7.250%, 02/01/2018	455,000	567,902
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
02/01/2022 (Q)	1,000,000	1,130,820
The Chubb Corp. (6.375% until
04/15/2017, then 3 month
LIBOR + 2.250%)
03/29/2067	1,415,000	1,506,975
The Chuo Mitsui Trust & Banking
Company, Ltd. (5.506% to 04/15/2015,
then 3 month LIBOR + 2.490%)
04/15/2015 (Q)(S)	960,000	1,017,302
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	725,000	799,436
5.750%, 01/24/2022	3,285,000	3,784,747
5.950%, 01/18/2018	725,000	842,098
6.150%, 04/01/2018	2,555,000	2,982,850
6.750%, 10/01/2037	1,350,000	1,447,668

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	$385,000	$440,755
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	1,555,000	1,727,630
UBS AG
7.625%, 08/17/2022	1,070,000	1,118,982
Unum Group
7.125%, 09/30/2016	710,000	826,463
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	1,190,000	1,324,997
USB Realty Corp.
1.602%, 01/15/2017 (P)(Q)(S)	1,310,000	1,087,405
Ventas Realty LP
4.000%, 04/30/2019	840,000	897,909
4.750%, 06/01/2021	1,500,000	1,648,892
Vornado Realty LP
4.250%, 04/01/2015	1,980,000	2,092,436
5.000%, 01/15/2022	1,250,000	1,383,459
VTB Bank OJSC (9.500% to 12/06/2022,
then 10 Year U.S. Treasury + 8.067%)
12/06/2022 (Q)(S)	500,000	498,629
W.R. Berkley Corp.
5.600%, 05/15/2015	755,000	826,004
6.150%, 08/15/2019	699,000	800,696
Wachovia Bank NA
5.850%, 02/01/2037	750,000	944,341
Wachovia Corp.
5.750%, 06/15/2017	780,000	935,097
Washington Mutual Bank
3.363%, 01/15/2015 (H)	1,070,000	27
WEA Finance LLC
4.625%, 05/10/2021 (S)	1,000,000	1,091,925
6.750%, 09/02/2019 (S)	755,000	915,653
Weyerhaeuser Company
7.375%, 03/15/2032	1,355,000	1,609,312
Willis Group Holdings PLC
5.750%, 03/15/2021	2,205,000	2,490,453
Willis North America, Inc.
7.000%, 09/29/2019	885,000	1,052,366

		190,005,218
Health Care - 1.1%
Alere, Inc.
7.875%, 02/01/2016	895,000	935,275
8.625%, 10/01/2018	455,000	477,750
BioScrip, Inc.
10.250%, 10/01/2015	555,000	598,013
Catalent Pharma Solutions, Inc.
7.875%, 10/15/2018 (S)	300,000	304,500
9.500%, 04/15/2015	998,813	1,017,541
Cigna Corp.
4.500%, 03/15/2021	1,100,000	1,221,989
Community Health Systems, Inc.
7.125%, 07/15/2020	325,000	346,734
Endo Health Solutions, Inc.
7.250%, 01/15/2022	985,000	1,063,800
HCA, Inc.
7.500%, 02/15/2022	880,000	996,600
Medco Health Solutions, Inc.
7.125%, 03/15/2018	995,000	1,249,619
National Mentor Holdings, Inc.
12.500%, 02/15/2018 (S)	1,010,000	1,030,200
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	1,680,000	2,221,966

17

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
UnitedHealth Group, Inc.
5.800%, 03/15/2036	$540,000	$653,648
Valeant Pharmaceuticals International
6.875%, 12/01/2018 (S)	830,000	873,575
Watson Pharmaceuticals, Inc.
3.250%, 10/01/2022	375,000	379,898
WellPoint, Inc.
6.375%, 06/15/2037	1,000,000	1,238,425

		14,609,533
Industrials - 3.7%
Air Lease Corp.
4.500%, 01/15/2016 (S)	190,000	190,000
5.625%, 04/01/2017 (S)	275,000	280,500
Aircastle, Ltd.
6.750%, 04/15/2017	375,000	404,063
7.625%, 04/15/2020	390,000	431,925
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	499,282	531,735
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)	1,317,067	1,345,055
Avis Budget Car Rental LLC
8.250%, 01/15/2019	315,000	342,956
Bombardier, Inc.
7.750%, 03/15/2020 (S)	610,000	699,975
Casella Waste Systems, Inc.
7.750%, 02/15/2019 (S)	870,000	852,600
Coleman Cable, Inc.
9.000%, 02/15/2018	515,000	548,475
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	773,951	843,606
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	430,789	465,252
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	302,270	330,986
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 04/02/2018	282,229	301,985
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	943,922	1,052,473
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	376,966	402,411
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020	600,000	621,000
CSX Corp.
7.375%, 02/01/2019	1,540,000	1,971,186
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 01/02/2023	1,436,087	1,579,696
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	1,430,035	1,580,189
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	438,807	479,396

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	$893,677	$969,640
Ducommun, Inc.
9.750%, 07/15/2018	180,000	189,900
Embraer Overseas, Ltd.
6.375%, 01/15/2020	815,000	933,175
Empresas ICA SAB de CV
8.375%, 07/24/2017 (S)	275,000	286,688
Garda World Security Corp.
9.750%, 03/15/2017 (S)	350,000	365,750
Georgian Railway JSC
7.750%, 07/11/2022 (S)	300,000	342,321
H&E Equipment Services, Inc.
7.000%, 09/01/2022 (S)	490,000	509,600
HD Supply, Inc.
8.125%, 04/15/2019 (S)	235,000	254,975
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021	895,000	963,244
Iron Mountain, Inc.
5.750%, 08/15/2024	680,000	681,700
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	820,000	885,600
Masco Corp.
7.125%, 03/15/2020	755,000	859,580
Navios South American Logistics, Inc.
9.250%, 04/15/2019	1,045,000	982,300
Northwest Airlines 2002-1 Class G-2 Pass
Through Trust
6.264%, 11/20/2021	327,475	345,486
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019	872,679	957,765
Odebrecht Finance, Ltd.
6.000%, 04/05/2023 (S)	900,000	999,000
7.000%, 04/21/2020 (S)	710,000	802,300
7.500%, 09/15/2015 (Q)(S)	365,000	387,813
Penske Truck Leasing Company LP
3.750%, 05/11/2017 (S)	1,135,000	1,164,593
Ply Gem Industries, Inc.
9.375%, 04/15/2017 (S)	185,000	185,925
Steelcase, Inc.
6.375%, 02/15/2021	1,070,000	1,149,885
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)	3,160,000	2,638,600
Textron, Inc.
5.600%, 12/01/2017	1,095,000	1,213,182
7.250%, 10/01/2019	670,000	790,826
The Hertz Corp.
6.750%, 04/15/2019	1,170,000	1,234,350
6.750%, 04/15/2019 (S)	175,000	184,625
Tutor Perini Corp.
7.625%, 11/01/2018	790,000	799,875
Tyco Electronics Group SA
4.875%, 01/15/2021	500,000	559,183
6.550%, 10/01/2017	945,000	1,143,052
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016	393,143	453,098
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	729,559	835,345
Union Pacific Corp.
4.163%, 07/15/2022	1,137,000	1,296,086

18

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
United Air Lines 2007-1 Class C Pass
Through Trust
2.984%, 07/02/2014 (P)	$1,940,256	$1,882,049
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	879,316	934,274
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	445,000	470,588
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	875,000	1,008,438
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	880,000	1,020,800
Waste Management, Inc.
7.750%, 05/15/2032	625,000	895,258

		46,832,333
Information Technology - 0.4%
Brightstar Corp.
9.500%, 12/01/2016 (S)	1,285,000	1,379,769
Computer Sciences Corp.
4.450%, 09/15/2022	530,000	529,843
Hewlett-Packard Company
4.375%, 09/15/2021	740,000	758,226
Lender Processing Services, Inc.
5.750%, 04/15/2023	805,000	822,106
XLIT, Ltd.
5.750%, 10/01/2021	1,000,000	1,151,170

		4,641,114
Materials - 3.0%
Alcoa, Inc.
5.400%, 04/15/2021	675,000	708,664
5.720%, 02/23/2019	560,000	601,268
Allegheny Technologies, Inc.
5.950%, 01/15/2021	300,000	331,219
9.375%, 06/01/2019	680,000	878,709
American Gilsonite Company
11.500%, 09/01/2017 (S)	695,000	714,113
American Pacific Corp.
9.000%, 02/01/2015	353,000	360,060
ArcelorMittal
6.125%, 06/01/2018	530,000	526,653
6.500%, 02/25/2022	1,000,000	985,177
10.100%, 06/01/2019	730,000	840,999
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)	645,000	641,775
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	1,335,000	1,535,250
Building Materials Corp. of America
6.750%, 05/01/2021 (S)	550,000	602,250
CF Industries, Inc.
6.875%, 05/01/2018	425,000	516,906
7.125%, 05/01/2020	950,000	1,192,250
Commercial Metals Company
7.350%, 08/15/2018	820,000	863,050
Consolidated Container Company LLC
10.125%, 07/15/2020 (S)	755,000	804,075
Corporacion Nacional del Cobre de Chile
5.500%, 10/15/2013 (S)	481,000	501,992
Eastman Chemical Company
4.500%, 01/15/2021	1,000,000	1,118,277
Edgen Murray Corp.
12.250%, 01/15/2015	405,000	432,338

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 to 04/01/2022 (S)	$1,555,000	$1,432,650
8.250%, 11/01/2019 (S)	435,000	421,950
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	1,070,000	1,254,318
7.250%, 06/01/2028	430,000	544,581
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	880,000	975,362
Inmet Mining Corp.
8.750%, 06/01/2020 (S)	535,000	553,725
International Paper Company
9.375%, 05/15/2019	770,000	1,041,376
JMC Steel Group
8.250%, 03/15/2018 (S)	475,000	484,500
LyondellBasell Industries NV
5.000%, 04/15/2019	600,000	637,500
Magnesita Finance, Ltd.
8.625%, 04/05/2017 (Q)(S)	1,015,000	1,047,212
Metinvest BV
8.750%, 02/14/2018 (S)	1,145,000	1,090,613
Polymer Group, Inc.
7.750%, 02/01/2019	285,000	303,525
Pretium Packaging LLC
11.500%, 04/01/2016	420,000	429,450
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	415,000	423,300
Rio Tinto Alcan, Inc.
5.000%, 06/01/2015	339,000	373,970
Rock-Tenn Company
3.500%, 03/01/2020 (S)	840,000	849,147
Severstal Columbus LLC
10.250%, 02/15/2018	320,000	320,000
SunCoke Energy, Inc.
7.625%, 08/01/2019	665,000	674,975
Teck Resources, Ltd.
10.750%, 05/15/2019	250,000	301,275
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)	936,000	1,001,520
Temple-Inland, Inc.
6.625%, 01/15/2018	1,485,000	1,779,263
The Dow Chemical Company
4.125%, 11/15/2021	1,000,000	1,088,319
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018	975,000	789,750
Vale Overseas, Ltd.
6.875%, 11/10/2039	665,000	776,456
Valspar Corp.
4.200%, 01/15/2022	1,000,000	1,087,396
Vulcan Materials Company
7.500%, 06/15/2021	325,000	367,250
Westvaco Corp.
7.950%, 02/15/2031	1,315,000	1,728,591
Xstrata Canada Financial Corp.
3.600%, 01/15/2017 (S)	700,000	732,323
4.950%, 11/15/2021 (S)	900,000	964,457

		37,629,779
Telecommunication Services - 2.7%
American Tower Corp.
4.700%, 03/15/2022	805,000	883,230
5.900%, 11/01/2021	1,500,000	1,779,915
AT&T, Inc.
5.350%, 09/01/2040	580,000	698,968
6.450%, 06/15/2034	217,000	283,185

19

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
BellSouth Corp.
6.550%, 06/15/2034		$1,580,000	$1,911,898
CenturyLink, Inc.
5.800%, 03/15/2022		965,000	1,050,292
6.450%, 06/15/2021		775,000	874,765
7.600%, 09/15/2039		1,780,000	1,884,345
7.650%, 03/15/2042		1,000,000	1,066,444
Cincinnati Bell, Inc.
8.750%, 03/15/2018		510,000	517,650
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)		1,295,000	1,457,547
6.113%, 01/15/2020 (S)		1,320,000	1,590,075
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030		1,358,000	2,044,316
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)		475,000	498,750
Digicel, Ltd.
7.000%, 02/15/2020 (S)		300,000	306,000
Embarq Corp.
7.995%, 06/01/2036		1,092,000	1,229,215
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)		1,655,000	1,746,195
7.628%, 06/15/2016 (S)		1,530,000	1,590,026
GTP Towers Issuer LLC
8.112%, 02/15/2015 (S)		2,290,000	2,400,183
Nextel Communications, Inc.
7.375%, 08/01/2015		530,000	531,988
Oi SA
9.750%, 09/15/2016 (S)	BRL	2,010,000	1,041,065
PAETEC Holding Corp.
9.875%, 12/01/2018		$936,000	1,067,040
SBA Tower Trust
2.933%, 12/15/2017 (S)		955,000	981,871
5.101%, 04/17/2017 (S)		1,200,000	1,337,454
Sprint Capital Corp.
6.875%, 11/15/2028		750,000	690,000
Telecom Italia Capital SA
7.200%, 07/18/2036		970,000	950,600
Verizon Communications, Inc.
6.900%, 04/15/2038		1,715,000	2,450,469
West Corp.
11.000%, 10/15/2016		1,075,000	1,118,000

			33,981,486
Utilities - 2.8%
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)		905,000	996,353
Appalachian Power Company
5.800%, 10/01/2035		1,961,000	2,385,276
Arizona Public Service Company
5.500%, 09/01/2035		1,118,000	1,347,566
Beaver Valley II Funding
9.000%, 06/01/2017		957,000	983,145
BVPS II Funding Corp.
8.890%, 06/01/2017		612,000	677,183
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033		535,000	767,491
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)		790,000	845,300
CMS Energy Corp.
5.050%, 03/15/2022		845,000	930,931
Commonwealth Edison Company
5.800%, 03/15/2018		830,000	1,018,193

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
DPL, Inc.
7.250%, 10/15/2021 (S)	$1,110,000	$1,265,400
Entergy Corp.
4.700%, 01/15/2017	1,000,000	1,090,630
Exelon Generation Company LLC
5.600%, 06/15/2042 (S)	471,000	506,186
6.250%, 10/01/2039	430,000	498,010
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%)
12/01/2066	1,328,000	1,394,400
Ipalco Enterprises, Inc.
5.000%, 05/01/2018	1,285,000	1,346,038
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	1,145,000	1,245,376
Michigan Consolidated Gas Company
5.700%, 03/15/2033	736,000	902,830
NiSource Finance Corp.
6.400%, 03/15/2018	1,672,000	2,045,508
NRG Energy, Inc.
7.625%, 01/15/2018	980,000	1,060,850
8.250%, 09/01/2020	865,000	942,850
NV Energy, Inc.
6.250%, 11/15/2020	605,000	699,249
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	1,350,000	1,432,461
PNM Resources, Inc.
9.250%, 05/15/2015	1,764,000	2,019,780
PNPP II Funding Corp.
9.120%, 05/30/2016	511,000	537,965
PPL Capital Funding, Inc. (6.700% to
03/30/2017, then 3 month
LIBOR + 2.665%)
03/30/2067	1,255,000	1,305,263
PPL Energy Supply LLC
6.500%, 05/01/2018	1,000,000	1,183,747
PSEG Power LLC
8.625%, 04/15/2031	736,000	1,083,918
Salton Sea Funding Corp., Series F
7.475%, 11/30/2018	549,102	565,141
Southern California Edison Company
(6.250% to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	705,000	765,616
SPI Electricity & Gas Australia
Holdings Pty, Ltd.
6.150%, 11/15/2013 (S)	798,000	826,389
TransAlta Corp.
6.650%, 05/15/2018	1,157,000	1,321,867
W3A Funding Corp.
8.090%, 01/02/2017	346,409	359,753
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%)
05/15/2067	810,000	862,650

		35,213,315

TOTAL CORPORATE BONDS (Cost $466,535,658)		$515,492,559

CAPITAL PREFERRED SECURITIES - 1.2%
Financials - 1.2%
Allfirst Preferred Capital Trust
1.955%, 07/15/2029 (P)	1,025,000	794,449

20

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month
LIBOR + 1.368%)
04/15/2037	$1,550,000	$1,553,875
HSBC Finance Capital Trust IX (5.911%
to 11/30/2015, then 3 month
LIBOR + 1.926%)
11/30/2035	1,350,000	1,328,063
Lloyds Banking Group PLC (6.413% to
10/01/2035, then 3 month
LIBOR + 1.495%)
10/01/2035 (Q)(S)	520,000	423,800
MetLife Capital Trust X (9.250% to
04/08/2038, then 3 month
LIBOR + 5.540%)
04/08/2068 (S)	650,000	858,000
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	545,000	609,054
PNC Preferred Funding Trust III (8.700%
to 03/15/2013, then 3 month
LIBOR + 5.226%)
03/15/2013 (Q)(S)	1,580,000	1,603,905
Regions Financing Trust II (6.625% to
05/15/2027, then 3 month
LIBOR + 1.290%)
05/15/2047	655,000	638,625
Sovereign Capital Trust VI
7.908%, 06/13/2036	390,000	395,850
State Street Capital Trust III
5.379%, 10/04/2012 (P)(Q)	1,450,000	1,450,189
State Street Capital Trust IV
1.389%, 06/15/2037 (P)	2,260,000	1,674,122
SunTrust Preferred Capital I
4.000%, 11/30/2012 (P)(Q)	425,000	328,313
USB Capital IX
3.500%, 04/15/2017 (P)(Q)	1,745,000	1,495,273
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	890,000	943,400
ZFS Finance USA Trust V
6.500%, 05/09/2037 (P)(S)	1,385,000	1,464,638

		15,561,556

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $15,228,432)		$15,561,556

CONVERTIBLE BONDS - 0.1%
Consumer Discretionary - 0.0%
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	320,000	501,800
Industrials - 0.1%
US Airways Group, Inc.
7.250%, 05/15/2014	330,000	786,225

TOTAL CONVERTIBLE BONDS (Cost $675,463)		$1,288,025

TERM LOANS (M) - 0.2%
Consumer Discretionary - 0.2%
CCM Merger, Inc. 6.000%, 03/01/2017	450,224	453,037
Kalispel Tribal Economic Authority
7.500%, 02/24/2017	1,483,463	1,453,793

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
Landry’s, Inc. 6.500%, 04/24/2018	$298,500	$302,231

		2,209,061
Financials - 0.0%
iStar Financial, Inc. 7.000%, 06/30/2014	570,000	572,280

TOTAL TERM LOANS (Cost $2,769,872)		$2,781,341

MUNICIPAL BONDS - 0.7%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	1,885,000	2,805,709
State of California 7.600%, 11/01/2040	535,000	742,655
State of Illinois 5.100%, 06/01/2033	570,000	552,986
The George Washington University
(District of Columbia)
5.095%, 09/15/2032 (P)	4,385,000	4,467,657

TOTAL MUNICIPAL BONDS (Cost $7,504,670)		$8,569,007

COLLATERALIZED MORTGAGE
OBLIGATIONS - 20.2%
Commercial & Residential - 14.1%
American Home Mortgage Assets LLC,
Series 2006-6, Class XP IO
2.187%, 12/25/2046	13,057,496	894,250
American Home Mortgage
Investment Trust, Series 2004-4,
Class 5A 2.709%, 02/25/2045 (P)	1,620,788	1,589,227
American Tower Trust
Series 2007-1A, Class C,
5.615%, 04/15/2037 (S)	1,505,000	1,576,399
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	1,970,000	2,057,041
Americold 2010 LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	750,000	898,536
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	2,850,000	3,253,677
Banc of America
Commercial Mortgage Trust
Series 2005-5, Class XC IO,
0.099%, 10/10/2045 (S)	224,838,872	765,352
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	2,524,154	2,710,861
Series 2007-3, Class AMF,
5.317%, 06/10/2049	900,000	935,271
Series 2007-3, Class AM,
5.893%, 06/10/2049 (P)	1,000,000	1,059,862
Banc of America
Commercial Mortgage Trust, Inc.
Series 2006-4, Class AM,
5.675%, 07/10/2046	1,830,000	2,040,878
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	1,630,000	1,871,470
Series 2006-2, Class AM,
5.952%, 05/10/2045 (P)	930,000	1,028,862
Bear Stearns Alt-A Trust, Series 2004-12,
Class 1A1 0.567%, 01/25/2035 (P)	1,656,148	1,566,352
Bear Stearns Asset
Backed Securities Trust
Series 2004-AC5, Class A1,
5.250%, 10/25/2034	247,620	253,861
Series 2003-AC4, Class A,
5.500%, 09/25/2033	245,697	251,562

21

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2004-T16, Class X1 IO,
0.318%, 02/13/2046 (S)	$23,827,486	$321,695
Series 2004-PWR5, Class X1 IO,
0.327%, 07/11/2042 (S)	22,781,883	373,441
Series 2006-T24, Class X2 IO,
0.623%, 10/12/2041 (S)	115,811,001	514,432
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.427%, 12/25/2036 (P)	1,327,611	736,069
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.921%, 03/15/2049 (P)	1,764,000	2,035,917
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-1, Class 2B1
1.874%, 04/25/2035 (P)	385,977	5,670
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1,
Class C 5.393%, 07/15/2044 (P)	400,000	369,886
Commercial Mortgage Pass
Through Certificates
Series 2012-CR2, Class XA IO,
2.141%, 08/15/2045	17,606,073	2,227,080
Series 2012-LC4, Class XA IO,
2.710%, 12/10/2044 (S)	6,225,258	959,636
Series 2011-THL, Class A,
3.376%, 06/09/2028 (S)	1,938,097	1,979,032
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	905,000	1,001,395
Series 2012-LC4, Class C,
5.825%, 12/10/2044 (P)	725,000	811,944
Series 2007-C9, Class A4,
6.002%, 12/10/2049 (P)	2,800,000	3,334,229
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-HYB2, Class 4A,
2.592%, 07/20/2034 (P)	2,752,708	2,752,400
Series 2005-12, Class 2A5,
5.500%, 05/25/2035	265,503	267,354
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C1,
Class AX IO 0.527%, 02/15/2038 (S)	40,820,076	287,496
Extended Stay America Trust
Series 2010-ESHA, Class B,
4.221%, 11/05/2027 (S)	2,165,000	2,177,834
Series 2010-ESHA, Class C,
4.860%, 11/05/2027 (S)	1,000,000	1,008,974
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class C,
4.270%, 05/05/2027 (S)	1,795,000	1,871,002
Series 2012-FBLU, Class D,
5.007%, 05/05/2027 (S)	1,150,000	1,201,975
FREMF Mortgage Trust
Series 2011-K11, Class B,
4.570%, 12/25/2048 (P)(S)	875,000	931,571
Series 2011-K10, Class B,
4.756%, 11/25/2049 (P)(S)	1,000,000	1,078,497
G-FORCE LLC, Series 2005-RR2,
Class A4B 5.422%, 12/25/2039 (S)	2,060,000	341,836
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO,
0.714%, 06/10/2048 (S)	54,724,584	568,972

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GE Capital Commercial
Mortgage Corp. (continued)
Series 2005-C3, Class A7A,
4.974%, 07/10/2045 (P)	$2,500,000	$2,772,805
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR2, Class 3A
3.563%, 08/19/2034 (P)	1,980,574	1,863,987
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class AM 6.065%, 07/10/2038 (P)	2,425,000	2,661,680
GS Mortgage Securities Corp. II
Series 2005-GG4, Class XC IO,
0.925%, 07/10/2039 (S)	74,423,168	1,169,783
Series 2011-ALF, Class XA1 IO,
3.566%, 02/10/2021 (S)	14,239,459	452,815
Series 2011-ALF, Class D,
4.209%, 02/10/2021 (S)	1,500,000	1,512,450
Series 2007-GG10, Class A4,
5.983%, 08/10/2045 (P)	2,000,000	2,290,742
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1,
2.613%, 09/25/2035 (P)	1,010,256	989,136
Series 2004-9, Class B1,
3.271%, 08/25/2034 (P)	1,536,744	655,034
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	27,336,888	174,956
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (P)	32,519,308	208,124
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	38,984,732	249,502
Series 2005-11, Class X IO,
1.960%, 08/19/2045	6,049,208	255,881
Series 2004-11, Class X1 IO,
2.015%, 01/19/2035	10,677,074	814,713
Series 2005-8, Class 1X IO,
2.123%, 09/19/2035	10,200,606	657,844
Series 2004-7, Class 2A3,
2.619%, 11/19/2034 (P)	441,789	374,888
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.591%, 10/25/2036	26,402,323	1,570,674
Series 2005-AR18, Class 1X IO,
1.934%, 10/25/2036	16,523,499	1,190,849
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2006-LDP8, Class X IO,
0.730%, 05/15/2045	80,272,829	1,368,812
Series 2011-C3A, Class XA IO,
1.516%, 02/15/2046 (S)	27,119,390	1,676,602
Series 2012-HSBC Class XA IO,
1.582%, 07/05/2032 (S)	17,335,000	1,970,227
Series 2011-C4, Class XA IO,
1.780%, 07/15/2046 (S)	35,639,506	2,526,877
Series 2005-LDP3, Class A4B,
4.996%, 08/15/2042 (P)	1,705,000	1,859,497
Series 2007-LDPX, Class A2S,
5.305%, 01/15/2049	1,500,374	1,511,985
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,250,000	1,427,269
Series 2005-LDP5, Class A4,
5.359%, 12/15/2044 (P)	5,990,000	6,744,710
Series 2005-LDP5, Class AM,
5.401%, 12/15/2044 (P)	4,325,000	4,843,654

22

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	$4,383,197	$5,043,600
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	1,700,000	1,888,618
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	2,490,000	2,868,201
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	4,530,000	4,543,753
Series 2005-LDP5, Class G,
5.514%, 12/15/2044 (P)(S)	500,000	301,285
Series 2006-LDP7, Class AM,
6.061%, 04/15/2045 (P)	1,685,000	1,896,299
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class XCL IO,
0.969%, 02/15/2040 (S)	29,659,161	520,934
Series 2005-C2, Class AJ,
5.205%, 04/15/2030 (P)	1,000,000	1,027,476
Series 2006-C6, Class AM,
5.413%, 09/15/2039	2,280,000	2,546,322
Series 2007-C2, Class A3,
5.430%, 02/15/2040	2,410,000	2,757,247
Series 2007-C1, Class AM,
5.455%, 02/15/2040	1,785,000	1,918,805
Series 2006-C4, Class A4,
6.064%, 06/15/2038 (P)	1,502,000	1,735,729
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.634%, 04/21/2034 (P)	1,051,423	1,058,018
Series 2004-8, Class 5A1,
2.766%, 08/25/2034 (P)	2,242,029	2,236,356
Merrill Lynch Mortgage Investors Trust
Series 2005-A, Class A1,
0.677%, 03/25/2030 (P)	100,014	98,059
Series 2006-3, Class 2A1,
2.671%, 10/25/2036 (P)	1,932,113	1,931,118
Series 2007-3, Class M1,
3.433%, 09/25/2037 (P)	872,879	466,315
Series 2007-3, Class M2,
3.433%, 09/25/2037 (P)	337,229	50,617
Series 2007-3, Class M3,
3.433%, 09/25/2037 (P)	203,930	7,178
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO,
0.181%, 07/12/2038 (S)	205,816,646	1,122,524
Series 2005-CIP1, Class XP IO,
0.356%, 07/12/2038	103,980,783	255,273
Series 2006-C2, Class X IO,
0.543%, 08/12/2043 (S)	92,611,430	1,046,602
Series 2008-C1, Class X IO,
0.645%, 02/12/2051 (S)	47,149,961	644,304
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	1,588,012	1,696,667
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class AM,
5.419%, 08/12/2048	900,000	890,083
Series 2006-2, Class A4,
6.091%, 06/12/2046 (P)	2,235,000	2,588,094
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2012-C5, Class XA
IO 2.100%, 08/15/2045 (S)	15,471,400	1,762,548

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Capital I
Series 2005-T17, Class X1 IO,
0.257%, 12/13/2041 (S)	$58,791,911	$650,591
Series 2005-IQ9, Class X1 IO,
1.208%, 07/15/2056 (S)	29,629,402	763,757
Series 2011-C3, Class XA IO,
1.537%, 07/15/2049 (S)	22,010,098	1,322,169
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,488,863
Series 2006-HQ10, Class AM,
5.360%, 11/12/2041	1,645,000	1,801,810
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	2,380,000	2,714,716
Series 2006-HQ8, Class AM,
5.647%, 03/12/2044 (P)	2,415,000	2,645,874
Series 2006-T23, Class A4,
5.987%, 08/12/2041 (P)	1,469,000	1,720,311
Multi Security Asset Trust,
Series 2005-RR4A, Class F
5.880%, 11/28/2035 (P)(S)	580,000	424,850
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO,
2.307%, 12/25/2045	16,172,583	873,319
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	297,595	294,585
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.419%, 05/20/2035 (P)	211,004	183,712
Springleaf Mortgage Loan Trust,
Series 2012-2A, Class A
2.220%, 10/25/2057 (P)(S)	1,185,472	1,189,620
Structured Asset Securities Corp.
Series 2003-6A, Class B1,
2.931%, 03/25/2033 (P)	673,779	359,841
Series 1998-RF2, Class A,
7.524%, 07/15/2027 (P)(S)	191,896	195,464
Thornburg Mortgage Securities Trust,
Series 2004-1, Class II2A
1.908%, 03/25/2044 (P)	1,630,096	1,600,364
Timberstar Trust, Series 2006-1A, Class A
5.668%, 10/15/2036 (S)	2,300,000	2,605,293
UBS Commercial Mortgage Trust
Series 2012-C1, Class B,
4.822%, 05/10/2045	820,000	885,877
Series 2012-C1, Class C,
5.720%, 05/10/2045 (P)(S)	685,000	745,002
UBS-Barclays Commercial
Mortgage Trust, Series 2012-C2,
Class XA IO 1.989%, 05/10/2063 (S)	21,174,591	2,269,789
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C17, Class XC IO,
0.447%, 03/15/2042 (S)	36,900,931	236,646
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	1,862,483	2,003,527
Series 2005-C16, Class D,
5.044%, 10/15/2041 (P)	1,000,000	1,012,986
Series 2005-C16, Class E,
5.153%, 10/15/2041 (P)(S)	2,500,000	2,386,923
Series 2007-C31, Class AM,
5.591%, 04/15/2047 (P)	1,930,000	1,943,033
WaMu Commercial Mortgage
Securities Trust, Series 2007-SL3,
Class A 6.110%, 03/23/2045 (P)(S)	1,182,487	1,199,410

23

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WaMu Mortgage Pass
Through Certificates
Series 2005-AR13, Class X IO,
1.417%, 10/25/2045	$40,919,838	$2,143,958
Series 2005-AR8, Class X IO,
1.547%, 07/25/2045	17,499,328	904,990
Series 2005-AR6, Class X IO,
1.560%, 04/25/2045	18,406,620	1,085,845
Washington Mutual Alternative Mortgage
Pass Through Certificates,
Series 2005-1, Class 6A1
6.500%, 03/25/2035	603,034	557,586
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR5,
Class 1A1 2.615%, 04/25/2035 (P)	1,111,565	1,083,851
WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class XA IO,
1.885%, 03/15/2044 (S)	26,257,477	2,161,437

		179,065,318
U.S. Government Agency - 6.1%
Federal Home Loan Mortgage Corp.
Series K011, Class X1 IO,
0.527%, 11/25/2020	57,830,056	1,311,181
Series KAIV, Class X1 IO,
1.399%, 06/25/2021	26,944,339	2,309,130
Series K014, Class X1 IO,
1.447%, 04/25/2021	5,638,697	476,605
Series K017, Class X1 IO,
1.606%, 12/25/2021	6,786,485	678,330
Series K018, Class X1 IO,
1.613%, 01/25/2022	9,250,156	931,842
Series K708, Class X1 IO,
1.645%, 01/25/2019	12,255,524	988,420
Series K709, Class X1 IO,
1.678%, 03/25/2019	8,313,881	689,961
Series K707, Class X1 IO,
1.696%, 12/25/2018	11,707,367	949,807
Series K705, Class X1 IO,
1.904%, 09/25/2018	15,959,536	1,416,425
Series K710, Class X1 IO,
1.915%, 05/25/2019	5,996,594	586,257
Series 4037, Class PI IO,
3.000%, 04/15/2027	6,965,107	776,406
Series 4042, Class PI IO,
3.000%, 05/15/2027	16,477,156	1,733,698
Series 3632, Class AP,
3.000%, 02/15/2040	4,904,247	5,196,113
Series 3956, Class DJ,
3.250%, 10/15/2036	2,886,690	2,968,265
Series 3630, Class BI IO,
4.000%, 05/15/2027	831,090	33,316
Series 3908, Class PA,
4.000%, 06/15/2039	1,759,107	1,895,560
Series 3943, Class DI IO,
4.000%, 11/15/2039	5,779,377	835,877
Series 3623, Class LI IO,
4.500%, 01/15/2025	1,512,760	120,922
Series 3830, Class NI IO,
4.500%, 01/15/2036	6,771,832	679,200
Series 3794, Class PI IO,
4.500%, 02/15/2038	2,374,319	216,890
Series 4030, Class BI IO,
5.000%, 01/15/2042	4,500,709	845,089

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4077, Class IK IO,
5.000%, 07/15/2042	$2,556,204	$737,155
Series 3581, Class IO IO,
6.000%, 10/15/2039	1,639,367	248,381
Series T-41, Class 3A,
6.924%, 07/25/2032 (P)	125,481	144,987
Federal National Mortgage Association
Series 2012-M5, Class X IO,
0.754%, 02/25/2022	13,567,888	620,405
Series 2012-21, Class PA,
2.000%, 03/25/2041	9,728,797	9,847,080
Series 2012-19, Class JA,
3.500%, 03/25/2041	4,834,523	5,223,054
Series 2011-146, Class MA,
3.500%, 08/25/2041	3,063,055	3,296,123
Series 2012-98, Class JP,
3.500%, 03/25/2042	2,926,755	3,182,846
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	2,467,116	102,898
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	2,462,837	117,419
Series 2010-15, Class KA,
4.000%, 03/25/2039	2,591,883	2,767,058
Series 402, Class 4 IO,
4.000%, 10/25/2039	4,688,919	595,451
Series 402, Class 3 IO,
4.000%, 11/25/2039	2,697,592	366,000
Series 2011-86, Class NA,
4.000%, 01/25/2041	6,696,864	7,238,205
Series 2011-41, Class KA,
4.000%, 01/25/2041	3,674,681	3,967,317
Series 2009-109, Class IW IO,
4.500%, 04/25/2038	2,373,435	194,678
Series 398, Class C3 IO,
4.500%, 05/25/2039	2,672,401	386,341
Series 401, Class C2 IO,
4.500%, 06/25/2039	1,845,259	258,036
Series 402, Class 7 IO,
4.500%, 11/25/2039	4,009,656	569,483
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	2,110,340	203,555
Series 407, Class 21 IO,
5.000%, 01/25/2039	2,301,973	240,312
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	4,124,133	518,278
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	5,525,172	720,000
Series 407, Class 15 IO,
5.000%, 01/25/2040	3,046,612	436,615
Series 407, Class 16 IO,
5.000%, 01/25/2040	656,315	81,788
Series 407, Class 17 IO,
5.000%, 01/25/2040	608,324	86,496
Series 407, Class 7 IO,
5.000%, 03/25/2041	2,292,698	421,013
Series 407, Class 8 IO,
5.000%, 03/25/2041	1,109,335	182,711
Series 407, Class C6 IO,
5.500%, 01/25/2040	9,401,504	1,640,133
Series 2010-135, Class TS IO,
5.804%, 12/25/2040	7,937,450	1,392,635
Series 2001-50, Class BA,
7.000%, 10/25/2041	31,271	33,373

24

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2002-W3, Class A5,
7.500%, 11/25/2041	$190,832	$227,796
Government National
Mortgage Association
Series 2012-70, Class IO IO,
0.962%, 08/16/2052	13,037,655	903,783
Series 2012-114, Class IO,
1.024%, 01/16/2053	16,240,000	1,566,906
Series 2010-78, Class AI IO,
4.500%, 04/20/2039	3,735,625	237,040
Series 2010-147, Class SA IO,
5.952%, 05/20/2040	8,403,533	1,519,480
Series 2010-85, Class SB IO,
6.379%, 03/16/2040	7,326,699	1,491,148

		77,405,273

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $251,769,460)		$256,470,591

ASSET BACKED SECURITIES - 3.3%
Aegis Asset Backed Securities Trust
Series 2004-3, Class A1,
0.577%, 09/25/2034 (P)	1,025,585	965,741
Series 2005-4, Class M1,
0.667%, 10/25/2035 (P)	1,585,000	1,146,627
Ameriquest Mortgage Securities, Inc.,
Series 2005-R1, Class M1
0.667%, 03/25/2035 (P)	865,000	850,001
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	6,799	6,845
Argent Securities, Inc., Series 2004-W1,
Class M3 1.667%, 03/25/2034 (P)	317,867	156,022
Asset Backed Funding Certificates
Series 2005-HE1, Class M1,
0.637%, 03/25/2035 (P)	1,087,572	879,651
Series 2005-AQ1, Class A4,
5.010%, 06/25/2035	781,544	792,270
Asset Backed Securities Corp. Home
Equity, Series 2006-HE1, Class A3
0.417%, 01/25/2036 (P)	1,539,842	1,319,090
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.566%, 02/28/2041 (P)	646,490	607,933
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.457%, 07/25/2036 (P)(S)	1,961,939	1,718,580
Capital Trust Re CDO, Ltd.,
Series 2005-1A, Class E
2.320%, 03/20/2050 (H)(P)(S)	834,000	8
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A5,
0.277%, 10/25/2036 (P)	447,918	314,798
Series 2005-OPT2, Class M2,
0.667%, 05/25/2035 (P)	777,130	740,592
Centex Home Equity
Series 2005-A, Class M4,
1.017%, 01/25/2035 (P)	251,211	82,852
Series 2004-D, Class AF4,
4.680%, 06/25/2032	702,108	714,338

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Citicorp Residential Mortgage
Securities, Inc., Series 2007-2, Class A6
6.265%, 06/25/2037	$879,328	$872,299
Citigroup Mortgage Loan Trust,
Series 2006-WFH3, Class A3
0.367%, 10/25/2036 (P)	909,220	891,838
Contimortgage Home Equity Loan Trust,
Series 1995-2, Class A5
8.100%, 08/15/2025	12,589	12,488
Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2,
0.397%, 06/25/2036 (P)	602,542	578,585
Series 2004-10, Class AF5B,
5.110%, 02/25/2035	1,336,754	1,330,379
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB2, Class M1,
0.657%, 04/25/2036 (P)	1,978,959	1,851,176
Series 2006-MH1, Class B1,
6.250%, 10/25/2036 (S)	2,560,000	1,260,905
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	4,957,538	5,528,621
Encore Credit Receivables Trust,
Series 2005-2, Class M2
0.677%, 11/25/2035 (P)	1,400,000	1,190,550
Equity One ABS, Inc.
Series 2004-1, Class M2,
5.115%, 04/25/2034	255,216	123,504
Series 2004-1, Class M3,
5.260%, 04/25/2034	303,746	108,833
Fremont Home Loan Trust, Series 2005-1,
Class M3 0.982%, 06/25/2035 (P)	840,000	774,285
Home Equity Asset Trust
Series 2005-5, Class M1,
0.697%, 11/25/2035 (P)	1,150,000	1,100,819
Series 2003-1, Class M1,
1.717%, 06/25/2033 (P)	845,759	718,203
JER CRE CDO, Series 2006-2A,
Class FFL
1.717%, 03/25/2045 (H)(P)(S)	2,000,000	20
Leaf II Receivables Funding LLC,
Series 2011-1, Class A
1.700%, 12/20/2018 (S)	362,878	359,286
LNR CDO, Ltd., Series 2006-1A,
Class BFL
0.766%, 05/28/2043 (H)(P)(S)	3,300,000	33
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
1.267%, 02/25/2034 (P)	173,663	137,417
Mastr Asset Backed Securities Trust,
Series 2007-HE2, Class A2
0.917%, 08/25/2037 (P)	1,110,136	1,041,619
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.967%, 09/25/2035 (P)	659,539	580,563
New Century Home Equity Loan Trust
Series 2005-1, Class M1,
0.667%, 03/25/2035 (P)	980,000	812,067
Series 2005-3, Class M1,
0.697%, 07/25/2035 (P)	775,000	759,429
Novastar Home Equity Loan,
Series 2004-4, Class M3
1.297%, 03/25/2035 (P)	1,820,000	1,750,907

25

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Option One Mortgage Loan Trust,
Series 2004-1, Class M1
1.117%, 01/25/2034 (P)	$615,043	$535,348
Park Place Securities, Inc.
Series 2005-WCH1, Class M2,
0.737%, 01/25/2036 (P)	1,457,644	1,428,045
Series 2004-WHQ2, Class M2,
0.847%, 02/25/2035 (P)	1,655,000	1,601,323
People’s Choice Home Loan
Securities Trust, Series 2005-1,
Class M3 0.797%, 01/25/2035 (P)	1,205,000	1,177,568
RAMP Trust
Series 2005-RS3, Class M1,
0.637%, 03/25/2035 (P)	755,000	671,280
Series 2004-RZ3, Class AI-4,
4.572%, 05/25/2033 (P)	147,406	134,847
Series 2004-RS9, Class AI-4,
4.767%, 10/25/2032 (P)	166,284	151,319
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3,
4.499%, 08/25/2035	189,947	183,379
Series 2005-2, Class AF4,
4.934%, 08/25/2035	310,000	269,711
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041 (S)	1,536,000	1,711,986
Soundview Home Equity Loan Trust,
Series 2006-OPT2, Class A3
0.397%, 05/25/2036 (P)	744,237	625,485
Trapeza CDO I LLC, Series 2007-12A,
Class B 1.020%, 04/06/2042 (P)(S)	3,086,653	179,736
Westgate Resorts LLC, Series 2012-2A,
Class A 3.000%, 01/20/2025 (S)	1,725,000	1,727,156

TOTAL ASSET BACKED SECURITIES (Cost $51,540,224)		$42,476,357

COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Greektown Superholdings, Inc. (I)	821	42,216
Financials - 0.0%
BTA Bank JSC, GDR (I)(S)	1,781	1,551

TOTAL COMMON STOCKS (Cost $135,472)		$43,767

PREFERRED SECURITIES - 0.7%
Consumer Discretionary - 0.1%
Greektown
Superholdings, Inc., Series A (I)	16,024	$1,151,645
Consumer Staples - 0.1%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	22,216	2,022,351
Financials - 0.4%
Ally Financial, Inc., 7.300%	30,550	746,337
Bank of America Corp., Series 8, 8.625%	25,000	648,750
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	10,400	289,640
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	42,340	1,063,157
PNC Financial Services
Group, Inc., 6.125%	48,875	1,342,596
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	39,225	1,100,261

		5,190,741

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Industrials - 0.1%
United Technologies Corp., 7.500%	14,936	$837,910

TOTAL PREFERRED SECURITIES (Cost $9,141,898)		$9,202,647

SHORT-TERM INVESTMENTS - 6.7%
Money Market Funds - 6.7%
State Street Institutional U.S. Government
Money Market Fund, 0.0469% (Y)	84,444,961	84,444,961

TOTAL SHORT-TERM INVESTMENTS (Cost $84,444,961)		$84,444,961

Total Investments (Active Bond Trust)
(Cost $1,249,647,485) - 103.0%		$1,309,048,999
Other assets and liabilities, net - (3.0%)		(38,489,469)

TOTAL NET ASSETS - 100.0%		$1,270,559,530

All Cap Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.1%
Consumer Discretionary - 9.2%
Hotels, Restaurants & Leisure - 1.3%
Boyd Gaming Corp. (I)(L)	34,400	$242,864
Brinker International, Inc. (L)	50,100	1,768,530
Marriott International, Inc.	54,600	2,134,860
Six Flags Entertainment Corp.	8,000	470,400

		4,616,654
Household Durables - 0.6%
Hovnanian Enterprises, Inc., Class A (I)(L)	327,200	1,132,112
Jarden Corp.	3,000	158,520
M/I Homes, Inc. (I)	21,600	417,744
NACCO Industries, Inc., Class A	2,200	275,902
Whirlpool Corp.	4,200	348,222

		2,332,500
Internet & Catalog Retail - 0.1%
Expedia, Inc. (L)	3,500	202,440
Leisure Equipment & Products - 0.0%
LeapFrog Enterprises, Inc. (I)	9,100	82,082
Media - 2.5%
Comcast Corp., Class A	50,200	1,795,654
Gannett Company, Inc.	21,000	372,750
Lions Gate Entertainment Corp. (I)(L)	52,700	804,729
MDC Partners, Inc., Class A	12,500	154,250
Regal Entertainment Group, Class A (L)	21,000	295,470
Sinclair Broadcast Group, Inc., Class A	15,600	174,876
The EW Scripps Company, Class A (I)	24,200	257,730
The Madison Square Garden, Inc., Class A (I)	4,400	177,188
The McGraw-Hill Companies, Inc.	31,300	1,708,667
The Walt Disney Company	22,900	1,197,212
Time Warner Cable, Inc.	23,500	2,233,910

		9,172,436
Multiline Retail - 0.6%
Dillard’s, Inc., Class A (L)	15,600	1,128,192
Macy’s, Inc.	18,100	680,922
The Bon-Ton Stores, Inc.	7,400	70,300
Tuesday Morning Corp. (I)	39,000	255,450

		2,134,864

26

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail - 4.1%
Aaron’s, Inc.	64,400	$1,790,964
American Eagle Outfitters, Inc.	25,100	529,108
Brown Shoe Company, Inc. (L)	110,100	1,764,903
Cabela’s, Inc. (I)	3,000	164,040
Collective Brands, Inc. (I)	18,400	399,464
Foot Locker, Inc.	36,100	1,281,550
Penske Automotive Group, Inc.	11,700	352,053
Ross Stores, Inc.	10,600	684,760
The Gap, Inc.	133,800	4,787,364
The Home Depot, Inc.	32,600	1,968,062
TJX Companies, Inc.	32,400	1,451,196

		15,173,464

		33,714,440
Consumer Staples - 9.6%
Food & Staples Retailing - 3.1%
CVS Caremark Corp.	60,400	2,924,568
Susser Holdings Corp. (I)(L)	25,600	925,952
The Kroger Company	75,200	1,770,208
The Pantry, Inc. (I)	15,900	231,345
Wal-Mart Stores, Inc.	16,300	1,202,940
Whole Foods Market, Inc.	42,900	4,178,460

		11,233,473
Food Products - 1.7%
Bunge, Ltd.	5,800	388,890
Cal-Maine Foods, Inc. (L)	5,800	260,652
ConAgra Foods, Inc.	13,400	369,706
Dean Foods Company (I)	240,300	3,928,905
John B. Sanfilippo & Son, Inc. (I)	7,400	96,348
The Hershey Company	15,500	1,098,795

		6,143,296
Household Products - 1.1%
Central Garden & Pet Company, Class A (I)	22,900	276,632
Colgate-Palmolive Company	12,100	1,297,362
Harbinger Group, Inc. (I)	28,000	236,040
Kimberly-Clark Corp.	21,100	1,809,958
Spectrum Brands Holdings, Inc.	5,100	204,051
The Clorox Company	5,000	360,250

		4,184,293
Personal Products - 0.4%
Medifast, Inc. (I)	11,300	295,495
Prestige Brands Holdings, Inc. (I)(L)	9,600	162,816
USANA Health Sciences, Inc. (I)(L)	20,900	971,223

		1,429,534
Tobacco - 3.3%
Altria Group, Inc.	111,200	3,712,968
Lorillard, Inc.	16,800	1,956,360
Philip Morris International, Inc.	55,700	5,009,658
Universal Corp. (L)	27,200	1,385,024

		12,064,010

		35,054,606
Energy - 10.6%
Energy Equipment & Services - 0.3%
Exterran Holdings, Inc. (I)	39,300	797,004
Helix Energy Solutions Group, Inc. (I)	22,400	409,248

		1,206,252
Oil, Gas & Consumable Fuels - 10.3%
Alon USA Energy, Inc.	32,000	438,400
Chevron Corp.	31,100	3,625,016
Delek US Holdings, Inc.	136,500	3,479,385

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
EPL Oil & Gas, Inc. (I)	7,700	$156,233
Exxon Mobil Corp.	58,000	5,304,100
HollyFrontier Corp.	60,300	2,488,581
Marathon Petroleum Corp.	93,600	5,109,624
Murphy Oil Corp.	26,600	1,428,154
Phillips 66 (I)	37,600	1,743,512
Tesoro Corp.	115,500	4,839,450
Vaalco Energy, Inc. (I)(L)	95,700	818,235
Valero Energy Corp.	121,600	3,852,288
Western Refining, Inc. (L)	170,400	4,461,072

		37,744,050

		38,950,302
Financials - 18.1%
Capital Markets - 0.4%
KCAP Financial, Inc.	27,400	253,724
Prospect Capital Corp.	44,600	513,792
Walter Investment Management Corp. (I)	21,200	784,612

		1,552,128
Commercial Banks - 4.2%
Banner Corp.	4,600	124,660
Citizens Republic Bancorp, Inc. (I)	32,700	632,745
Fifth Third Bancorp	45,000	697,950
First Merchants Corp.	10,200	153,102
KeyCorp	110,600	966,644
Pinnacle Financial Partners, Inc. (I)(L)	17,200	332,304
PrivateBancorp, Inc.	32,000	511,680
Regions Financial Corp.	639,200	4,608,632
SunTrust Banks, Inc.	135,100	3,819,277
Susquehanna Bancshares, Inc.	149,400	1,562,724
Taylor Capital Group, Inc. (I)	4,900	83,888
Wells Fargo & Company	13,000	448,890
Wilshire Bancorp, Inc. (I)	58,600	369,180
Zions Bancorporation	61,100	1,262,021

		15,573,697
Consumer Finance - 2.7%
American Express Company	29,400	1,671,684
Capital One Financial Corp.	49,800	2,839,098
Discover Financial Services	106,500	4,231,245
SLM Corp.	70,000	1,100,400

		9,842,427
Diversified Financial Services - 1.7%
Bank of America Corp.	80,400	709,932
Citigroup, Inc.	69,200	2,264,224
JPMorgan Chase & Company	33,400	1,352,032
Moody’s Corp.	18,700	825,979
PHH Corp. (I)(L)	46,600	948,310

		6,100,477
Insurance - 4.7%
ACE, Ltd.	10,900	824,040
American International Group, Inc. (I)	30,000	983,700
Arch Capital Group, Ltd. (I)	13,800	575,184
Berkshire Hathaway, Inc., Class B (I)	12,100	1,067,220
Everest Re Group, Ltd.	6,100	652,456
Fidelity National Financial, Inc., Class A	21,300	455,607
First American Financial Corp.	38,500	834,295
Markel Corp. (I)	500	229,245
MBIA, Inc. (I)	81,500	825,595
Montpelier Re Holdings, Ltd.	12,400	274,412
Prudential Financial, Inc.	9,700	528,747
Stewart Information Services Corp. (L)	34,700	698,858
The Allstate Corp.	106,900	4,234,309

27

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
The Travelers Companies, Inc.	28,400	$1,938,584
Validus Holdings, Ltd.	17,400	590,034
White Mountains Insurance Group, Ltd.	400	205,336
XL Group PLC	92,400	2,220,372

		17,137,994
Real Estate Investment Trusts - 4.4%
Ashford Hospitality Trust, Inc.	11,000	92,400
Brandywine Realty Trust	52,700	642,413
CapLease, Inc.	25,600	132,352
CBL & Associates Properties, Inc.	151,100	3,224,474
Cedar Realty Trust, Inc.	22,400	118,272
Cousins Properties, Inc.	17,200	136,568
FelCor Lodging Trust, Inc. (I)	31,400	148,836
First Industrial Realty Trust, Inc. (I)	14,700	193,158
General Growth Properties, Inc.	137,600	2,680,448
Hospitality Properties Trust	22,000	523,160
Investors Real Estate Trust	20,700	171,189
iStar Financial, Inc. (I)(L)	41,700	345,276
NorthStar Realty Finance Corp. (L)	100,100	636,636
Parkway Properties, Inc.	8,700	116,319
Pennsylvania Real Estate Investment Trust	42,600	675,636
Simon Property Group, Inc.	4,200	637,602
Sunstone Hotel Investors, Inc. (I)	111,300	1,224,300
Taubman Centers, Inc.	6,300	483,399
Weyerhaeuser Company	147,100	3,845,194

		16,027,632

		66,234,355
Health Care - 13.8%
Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc. (I)	3,000	343,200
Alnylam Pharmaceuticals, Inc. (I)	15,100	283,729
Amgen, Inc.	56,900	4,797,808
Biogen Idec, Inc. (I)	5,600	835,688
Onyx Pharmaceuticals, Inc. (I)	9,900	836,550
PDL BioPharma, Inc. (L)	92,300	709,787
Regeneron Pharmaceuticals, Inc. (I)	25,700	3,923,362

		11,730,124
Health Care Equipment & Supplies - 0.2%
Cynosure, Inc., Class A (I)	6,200	163,556
STERIS Corp.	8,800	312,136
SurModics, Inc. (I)	6,800	137,496

		613,188
Health Care Providers & Services - 4.9%
Aetna, Inc.	57,800	2,288,880
Amedisys, Inc. (I)(L)	6,500	89,765
AMN Healthcare Services, Inc. (I)	5,700	57,342
Amsurg Corp. (I)	14,700	417,186
Community Health Systems, Inc. (I)	40,300	1,174,342
Five Star Quality Care, Inc. (I)	11,000	56,210
Gentiva Health Services, Inc. (I)(L)	48,400	547,888
HCA Holdings, Inc.	23,800	791,350
PharMerica Corp. (I)	10,600	134,196
Sun Healthcare Group, Inc. (I)	81,700	691,591
Sunrise Senior Living, Inc. (I)	18,000	256,860
UnitedHealth Group, Inc.	98,200	5,441,262
WellCare Health Plans, Inc. (I)	28,500	1,611,675
WellPoint, Inc.	74,000	4,292,740

		17,851,287
Health Care Technology - 0.0%
Medidata Solutions, Inc. (I)	2,500	103,750

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services - 0.2%
Cambrex Corp. (I)	49,800	$584,154
Pharmaceuticals - 5.3%
Abbott Laboratories	102,700	7,041,112
Eli Lilly & Company	120,200	5,698,682
Johnson & Johnson	4,800	330,768
Merck & Company, Inc.	54,000	2,435,400
Pfizer, Inc.	94,900	2,358,265
Pozen, Inc. (I)(L)	45,600	302,328
Santarus, Inc. (I)	28,100	249,528
Warner Chilcott PLC, Class A	8,400	113,400
Watson Pharmaceuticals, Inc. (I)	11,500	979,340

		19,508,823

		50,391,326
Industrials - 7.9%
Aerospace & Defense - 3.0%
GenCorp, Inc. (I)(L)	34,500	327,405
Honeywell International, Inc.	18,500	1,105,375
Huntington Ingalls Industries, Inc. (I)	47,600	2,001,580
Northrop Grumman Corp.	62,500	4,151,875
Raytheon Company	12,900	737,364
Sypris Solutions, Inc.	6,400	45,696
Taser International, Inc. (I)	33,100	199,593
Textron, Inc.	93,600	2,449,512

		11,018,400
Airlines - 0.8%
Alaska Air Group, Inc. (I)	3,700	129,722
Hawaiian Holdings, Inc. (I)	171,500	958,685
Republic Airways Holdings, Inc. (I)(L)	50,400	233,352
US Airways Group, Inc. (I)(L)	158,300	1,655,818

		2,977,577
Building Products - 0.1%
Apogee Enterprises, Inc.	2,600	51,012
NCI Building Systems, Inc. (I)	6,700	67,201
Nortek, Inc. (I)	800	43,784
Universal Forest Products, Inc.	3,900	162,006

		324,003
Commercial Services & Supplies - 0.2%
Kimball International, Inc., Class B	28,400	347,048
Quad/Graphics, Inc. (L)	21,500	364,640

		711,688
Construction & Engineering - 0.5%
URS Corp.	54,600	1,927,926
Industrial Conglomerates - 0.6%
General Electric Company	94,200	2,139,282
Machinery - 1.9%
American Railcar Industries, Inc. (I)	4,300	121,862
FreightCar America, Inc.	10,700	190,353
ITT Corp. (L)	138,400	2,788,760
Mueller Water Products, Inc., Class A	117,600	576,240
Oshkosh Corp. (I)	115,500	3,168,165

		6,845,380
Road & Rail - 0.1%
Arkansas Best Corp.	4,700	37,224
Saia, Inc. (I)	19,600	394,744

		431,968
Trading Companies & Distributors - 0.7%
Aircastle, Ltd.	39,600	448,668
DXP Enterprises, Inc. (I)	5,300	253,181

28

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
H&E Equipment Services, Inc. (L)	24,700	$299,364
United Rentals, Inc. (I)(L)	47,900	1,566,809

		2,568,022

		28,944,246
Information Technology - 18.3%
Communications Equipment - 1.5%
CalAmp Corp. (I)	24,200	198,682
Cisco Systems, Inc.	189,400	3,615,646
Comtech Telecommunications Corp. (L)	47,700	1,318,428
Ixia (I)	15,500	249,085
Loral Space & Communications, Inc.	1,600	113,760

		5,495,601
Computers & Peripherals - 4.6%
Apple, Inc.	20,426	13,629,452
Avid Technology, Inc. (I)	6,200	58,652
Western Digital Corp.	79,700	3,086,781
Xyratex, Ltd.	17,500	161,000

		16,935,885
Electronic Equipment, Instruments & Components - 0.5%
Insight Enterprises, Inc. (I)	8,200	143,336
Power-One, Inc. (I)	146,400	819,840
Vishay Intertechnology, Inc. (I)(L)	80,400	790,332

		1,753,508
Internet Software & Services - 3.7%
Akamai Technologies, Inc. (I)	100,200	3,833,652
AOL, Inc. (I)(L)	139,700	4,921,631
Blucora, Inc. (I)	8,000	142,480
EarthLink, Inc.	57,800	411,536
Equinix, Inc. (I)	15,800	3,255,590
IAC/InterActiveCorp	21,800	1,134,908

		13,699,797
IT Services - 4.8%
Computer Sciences Corp.	94,200	3,034,182
CoreLogic, Inc. (I)	73,400	1,947,302
CSG Systems International, Inc. (I)	52,700	1,185,223
Fiserv, Inc. (I)	4,400	325,732
Global Cash Access Holdings, Inc. (I)	66,000	531,300
Heartland Payment Systems, Inc.	22,300	706,464
International Business Machines Corp.	22,855	4,741,270
Lender Processing Services, Inc.	73,600	2,052,704
SAIC, Inc.	27,200	327,488
Teradata Corp. (I)	33,600	2,533,776
Visa, Inc., Class A	900	120,852

		17,506,293
Semiconductors & Semiconductor Equipment - 1.2%
Amkor Technology, Inc. (I)(L)	41,200	181,280
Entropic Communications, Inc. (I)(L)	46,300	269,466
KLA-Tencor Corp.	33,500	1,598,118
Kulicke & Soffa Industries, Inc. (I)	125,200	1,302,080
Microchip Technology, Inc.	7,400	242,276
PDF Solutions, Inc. (I)	6,200	84,692
Photronics, Inc. (I)(L)	119,100	639,567

		4,317,479
Software - 2.0%
Kenexa Corp. (I)	4,100	187,903
Microsoft Corp.	187,007	5,569,068
Netscout Systems, Inc. (I)	9,400	239,794

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
SolarWinds, Inc. (I)	20,700	$1,153,818

		7,150,583

		66,859,146
Materials - 3.2%
Chemicals - 2.0%
American Vanguard Corp.	17,300	602,040
CF Industries Holdings, Inc.	6,100	1,355,664
Georgia Gulf Corp. (L)	35,500	1,285,810
OMNOVA Solutions, Inc. (I)	7,100	53,747
PPG Industries, Inc.	21,400	2,457,576
The Sherwin-Williams Company	10,800	1,608,228

		7,363,065
Construction Materials - 0.1%
Headwaters, Inc. (I)	27,000	177,660
Containers & Packaging - 0.2%
Boise, Inc.	87,100	762,996
Metals & Mining - 0.2%
Coeur d’Alene Mines Corp. (I)	28,300	815,889
Paper & Forest Products - 0.7%
Domtar Corp.	16,500	1,291,785
Louisiana-Pacific Corp. (I)	102,000	1,275,000
Wausau Paper Corp.	15,900	147,234

		2,714,019

		11,833,629
Telecommunication Services - 3.9%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	70,200	2,646,540
Cbeyond, Inc. (I)	13,500	133,110
Verizon Communications, Inc.	150,800	6,871,956

		9,651,606
Wireless Telecommunication Services - 1.3%
Crown Castle International Corp. (I)	7,600	487,160
Sprint Nextel Corp. (I)	367,100	2,026,392
Telephone & Data Systems, Inc.	75,385	1,930,610
USA Mobility, Inc. (L)	12,400	147,188

		4,591,350

		14,242,956
Utilities - 4.5%
Electric Utilities - 0.6%
Edison International	42,300	1,932,687
MGE Energy, Inc.	2,000	105,980
PNM Resources, Inc.	14,200	298,626

		2,337,293
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (I)	24,900	273,153
Calpine Corp. (I)	140,700	2,434,110

		2,707,263
Multi-Utilities - 2.6%
Ameren Corp.	146,100	4,773,087
CH Energy Group, Inc.	1,000	65,210
Consolidated Edison, Inc.	13,900	832,471
DTE Energy Company	48,800	2,925,072
NiSource, Inc.	29,600	754,208

		9,350,048

29

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Water Utilities - 0.6%
American Water Works Company, Inc.	56,300	$2,086,478

		16,481,082

TOTAL COMMON STOCKS (Cost $325,215,792)		$362,706,088

SECURITIES LENDING COLLATERAL - 5.4%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	1,977,641	19,793,419

TOTAL SECURITIES LENDING
COLLATERAL (Cost $19,793,118)		$19,793,419

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
State Street Institutional Liquid Reserves
Fund, 0.2106% (Y)	3,010,231	3,010,231

TOTAL SHORT-TERM INVESTMENTS (Cost $3,010,231)		$3,010,231

Total Investments (All Cap Core Trust)
(Cost $348,019,141) - 105.3%		$385,509,738
Other assets and liabilities, net - (5.3%)		(19,294,235)

TOTAL NET ASSETS - 100.0%		$366,215,503

All Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.7%
Consumer Discretionary - 11.5%
Automobiles - 0.9%
Ford Motor Company	479,765	$4,730,483
Hotels, Restaurants & Leisure - 1.2%
Darden Restaurants, Inc. (L)	113,178	6,309,674
Media - 6.0%
Comcast Corp., Class A	154,900	5,540,773
Omnicom Group, Inc.	99,589	5,134,809
The Interpublic Group of Companies, Inc.	626,000	6,961,120
The Walt Disney Company	130,651	6,830,434
Time Warner, Inc.	142,900	6,477,657

		30,944,793
Multiline Retail - 1.8%
Macy’s, Inc.	92,500	3,479,850
Target Corp.	94,400	5,991,568

		9,471,418
Specialty Retail - 1.6%
GNC Holdings, Inc., Class A	59,500	2,318,715
The Home Depot, Inc.	101,300	6,115,481

		8,434,196

		59,890,564
Consumer Staples - 5.9%
Beverages - 1.6%
Beam, Inc.	13,632	784,385
Diageo PLC, ADR	19,400	2,186,962
The Coca-Cola Company	132,800	5,037,104

		8,008,451
Food & Staples Retailing - 0.5%
CVS Caremark Corp.	52,495	2,541,808

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products - 3.8%
Archer-Daniels-Midland Company	124,734	$3,390,270
Bunge, Ltd. (L)	96,400	6,463,620
H.J. Heinz Company	68,800	3,849,360
Kraft Foods, Inc. (I)	151,097	6,247,861

		19,951,111

		30,501,370
Energy - 14.2%
Energy Equipment & Services - 4.4%
Cameron International Corp. (I)	49,700	2,786,679
Ensco PLC, Class A	37,031	2,020,411
Gulfmark Offshore, Inc., Class A (I)	48,100	1,589,224
Halliburton Company	271,300	9,140,097
Helmerich & Payne, Inc.	21,009	1,000,238
Nabors Industries, Ltd. (I)	51,100	716,933
Schlumberger, Ltd.	49,900	3,609,267
Superior Energy Services, Inc. (I)	110,710	2,271,769

		23,134,618
Oil, Gas & Consumable Fuels - 9.8%
Anadarko Petroleum Corp.	117,100	8,187,632
Apache Corp.	59,590	5,152,747
Devon Energy Corp.	67,000	4,053,500
EOG Resources, Inc.	23,000	2,577,150
Exxon Mobil Corp.	158,118	14,459,888
Kinder Morgan, Inc.	124,800	4,432,896
Noble Energy, Inc.	43,200	4,005,072
Occidental Petroleum Corp.	63,200	5,438,992
Range Resources Corp. (L)	34,900	2,438,463

		50,746,340

		73,880,958
Financials - 24.0%
Capital Markets - 2.9%
Affiliated Managers Group, Inc. (I)	39,200	4,821,600
Franklin Resources, Inc.	34,400	4,302,408
Raymond James Financial, Inc.	157,500	5,772,375

		14,896,383
Commercial Banks - 7.9%
BB&T Corp. (L)	157,800	5,232,648
City National Corp. (L)	19,936	1,026,903
Cullen/Frost Bankers, Inc. (L)	63,651	3,655,477
Fifth Third Bancorp	325,300	5,045,403
PNC Financial Services Group, Inc.	145,500	9,181,050
Signature Bank (I)(L)	32,400	2,173,392
SunTrust Banks, Inc.	77,300	2,185,271
U.S. Bancorp	209,000	7,168,700
Wells Fargo & Company	149,000	5,144,970

		40,813,814
Consumer Finance - 2.1%
Capital One Financial Corp.	191,200	10,900,312
Diversified Financial Services - 3.1%
Bank of America Corp.	490,350	4,329,791
Citigroup, Inc.	145,900	4,773,848
JPMorgan Chase & Company	173,424	7,020,204

		16,123,843
Insurance - 6.2%
ACE, Ltd.	68,100	5,148,360
Berkshire Hathaway, Inc., Class B (I)	118,415	10,444,203
Marsh & McLennan Companies, Inc.	105,217	3,570,013
Prudential Financial, Inc.	105,700	5,761,707

30

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
The Travelers Companies, Inc.	104,791	$7,153,034

		32,077,317
Real Estate Investment Trusts - 0.8%
CBL & Associates Properties, Inc.	50,400	1,075,536
Vornado Realty Trust	41,200	3,339,260

		4,414,796
Real Estate Management & Development - 1.0%
Jones Lang LaSalle, Inc.	68,600	5,237,610

		124,464,075
Health Care - 17.0%
Biotechnology - 3.9%
Celgene Corp. (I)	111,616	8,527,462
Gilead Sciences, Inc. (I)	22,200	1,472,526
Incyte Corp. (I)(L)	228,100	4,117,205
Onyx Pharmaceuticals, Inc. (I)	75,900	6,413,550

		20,530,743
Health Care Providers & Services - 6.1%
Cigna Corp.	120,812	5,698,702
Community Health Systems, Inc. (I)	219,600	6,399,144
DaVita, Inc. (I)	40,300	4,175,483
Express Scripts Holding Company (I)	149,575	9,373,865
Laboratory Corp. of America Holdings (I)(L)	61,600	5,696,152
McKesson Corp.	6,022	518,073

		31,861,419
Life Sciences Tools & Services - 2.4%
Life Technologies Corp. (I)	58,203	2,844,963
Thermo Fisher Scientific, Inc.	159,487	9,382,620

		12,227,583
Pharmaceuticals - 4.6%
Eli Lilly & Company	170,700	8,092,887
Teva Pharmaceutical Industries, Ltd., ADR	193,730	8,022,359
Watson Pharmaceuticals, Inc. (I)	91,500	7,792,140

		23,907,386

		88,527,131
Industrials - 7.0%
Aerospace & Defense - 0.4%
United Technologies Corp.	29,600	2,317,384
Construction & Engineering - 2.5%
Jacobs Engineering Group, Inc. (I)	129,733	5,245,105
URS Corp.	216,100	7,630,491

		12,875,596
Machinery - 2.6%
Dover Corp.	43,822	2,606,971
Eaton Corp. (L)	119,678	5,655,982
Kennametal, Inc.	65,782	2,439,197
Nordson Corp.	48,764	2,858,546

		13,560,696
Marine - 0.1%
Kirby Corp. (I)	6,185	341,907
Road & Rail - 1.4%
CSX Corp.	282,602	5,863,992
Kansas City Southern	20,200	1,530,756

		7,394,748

		36,490,331

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 8.7%
Computers & Peripherals - 1.6%
EMC Corp. (I)	125,184	$3,413,768
NCR Corp. (I)	211,000	4,918,410

		8,332,178
Electronic Equipment, Instruments & Components - 2.2%
Anixter International, Inc. (L)	126,850	7,288,801
Arrow Electronics, Inc. (I)	124,260	4,188,805

		11,477,606
Internet Software & Services - 1.4%
eBay, Inc. (I)	153,000	7,406,730
Semiconductors & Semiconductor Equipment - 2.4%
Altera Corp.	35,400	1,203,069
Broadcom Corp., Class A	146,000	5,048,680
Intel Corp.	47,000	1,065,960
Texas Instruments, Inc.	94,845	2,612,980
Xilinx, Inc. (L)	69,600	2,325,336

		12,256,025
Software - 1.1%
Microsoft Corp.	199,900	5,953,022

		45,425,561
Materials - 4.6%
Chemicals - 2.3%
Ashland, Inc.	54,900	3,930,840
Celanese Corp., Series A	31,500	1,194,165
E.I. du Pont de Nemours & Company	51,300	2,578,851
PPG Industries, Inc.	18,900	2,170,476
Sigma-Aldrich Corp. (L)	32,600	2,346,222

		12,220,554
Construction Materials - 0.6%
Eagle Materials, Inc.	66,150	3,060,099
Metals & Mining - 0.9%
Reliance Steel & Aluminum Company	88,379	4,626,641
Paper & Forest Products - 0.8%
International Paper Company	115,800	4,205,856

		24,113,150
Telecommunication Services - 2.5%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	160,900	6,065,930
Verizon Communications, Inc.	151,200	6,890,184

		12,956,114

		12,956,114
Utilities - 3.3%
Electric Utilities - 2.1%
Duke Energy Corp.	60,332	3,909,514
Edison International	33,100	1,512,339
NextEra Energy, Inc.	36,120	2,540,320
Xcel Energy, Inc.	104,500	2,895,695

		10,857,868
Multi-Utilities - 1.2%
Dominion Resources, Inc.	69,700	3,689,918
PG&E Corp.	56,000	2,389,520

		6,079,438

		16,937,306

TOTAL COMMON STOCKS (Cost $473,814,282)		$513,186,560

31

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 6.9%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	3,557,445	35,605,048

TOTAL SECURITIES LENDING
COLLATERAL (Cost $35,604,393)		$35,605,048

SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreement - 0.9%
Repurchase Agreement with State Street Corp.
dated 09/30/2012 at 0.010% to be
repurchased at $4,662,004 on 10/01/2012,
collateralized by $4,730,000 Federal
National Morgage Association, 0.750% due
04/10/2015 (valued at $4,759,563,
including interest)	$4,662,000	$4,662,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,662,000)		$4,662,000

Total Investments (All Cap Value Trust)
(Cost $514,080,675) - 106.5%		$553,453,608
Other assets and liabilities, net - (6.5%)		(33,741,639)

TOTAL NET ASSETS - 100.0%		$519,711,969

Alpha Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.1%
Consumer Discretionary - 17.1%
Auto Components - 1.0%
Allison Transmission Holdings, Inc. (L)	183,890	$3,699,867
Dana Holding Corp.	66,665	819,980
Modine Manufacturing Company (I)	292,984	2,162,222
Stoneridge, Inc. (I)(L)	158,349	786,995
Tenneco, Inc. (I)	32,905	921,340
The Goodyear Tire & Rubber Company (I)	63,545	774,614

		9,165,018
Automobiles - 0.5%
Dongfeng Motor Group Company, Ltd.,
H Shares	642,000	746,861
Great Wall Motor Company, Ltd., H Shares	90,825	239,096
Harley-Davidson, Inc.	57,840	2,450,681
Peugeot SA (I)(L)	50,432	399,939
Renault SA	15,835	746,347

		4,582,924
Distributors - 0.1%
LKQ Corp. (I)	30,220	559,070

		559,070
Hotels, Restaurants & Leisure - 1.6%
Accor SA	60,968	2,039,877
Burger King Worldwide, Inc. (I)	507,109	7,069,099
Compass Group PLC	98,420	1,088,519
Dunkin’ Brands Group, Inc.	89,480	2,612,369
Las Vegas Sands Corp.	24,840	1,151,831
Sands China, Ltd.	124,630	461,962
Starwood Hotels & Resorts Worldwide, Inc.	10,300	596,988

		15,020,645
Household Durables - 1.6%
Furniture Brands International, Inc. (I)(L)	279,625	405,456
M/I Homes, Inc. (I)	134,600	2,603,164
NVR, Inc. (I)(L)	6,925	5,848,163

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
PDG Realty SA Empreendimentos
e Participacoes	87,620	$165,105
PulteGroup, Inc. (I)(L)	287,945	4,463,148
Whirlpool Corp.	22,245	1,844,333

		15,329,369
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (I)	32,795	8,340,424
Expedia, Inc. (L)	13,940	806,290
HSN, Inc.	36,970	1,813,379
Shutterfly, Inc. (I)(L)	36,920	1,148,950

		12,109,043
Leisure Equipment & Products - 0.8%
Hasbro, Inc. (L)	95,105	3,630,158
Mattel, Inc.	77,801	2,760,379
Polaris Industries, Inc. (L)	8,055	651,408

		7,041,945
Media - 4.1%
AMC Networks, Inc., Class A (I)	57,446	2,500,050
Charter Communications, Inc., Class A (I)	20,820	1,562,957
Comcast Corp., Class A	59,330	2,122,234
Comcast Corp., Special Class A	93,945	3,269,286
DIRECTV (I)	17,209	902,784
Discovery Communications, Inc., Series C (I)	11,620	651,185
Focus Media Holding, Ltd., ADR (L)	37,125	868,725
Gannett Company, Inc.	97,680	1,733,820
Liberty Global, Inc., Class A (I)	19,980	1,213,785
Omnicom Group, Inc.	104,801	5,403,540
Pandora Media, Inc. (I)	42,630	466,799
Sirius XM Radio, Inc. (I)	191,800	498,680
The Interpublic Group of Companies, Inc.	44,400	493,728
The Walt Disney Company	112,004	5,855,569
Thomson Reuters Corp.	90,840	2,621,642
Time Warner, Inc.	130,170	5,900,606
Viacom, Inc., Class B	32,673	1,750,946

		37,816,336
Multiline Retail - 1.5%
Family Dollar Stores, Inc.	55,290	3,665,727
J.C. Penney Company, Inc. (I)(L)	15,580	378,438
Kohl’s Corp.	53,740	2,752,563
Maoye International Holdings, Ltd.	3,814,015	666,472
Target Corp.	101,951	6,470,830

		13,934,030
Specialty Retail - 2.9%
Abercrombie & Fitch Company, Class A (L)	79,275	2,689,008
Advance Auto Parts, Inc.	62,735	4,293,583
ANN, Inc. (I)	14,770	557,272
AutoZone, Inc. (I)	4,389	1,622,482
CarMax, Inc. (I)(L)	15,065	426,340
GameStop Corp., Class A (L)	33,140	695,940
Lowe’s Companies, Inc.	368,219	11,134,943
Monro Muffler Brake, Inc. (L)	4,910	172,783
Urban Outfitters, Inc. (I)	114,750	4,310,010
Zhongsheng Group Holdings, Ltd.	680,445	847,261

		26,749,622
Textiles, Apparel & Luxury Goods - 1.7%
Deckers Outdoor Corp. (I)(L)	15,115	553,814
Fifth & Pacific Companies, Inc. (I)(L)	126,553	1,617,347
Hanesbrands, Inc. (I)	231,616	7,383,918
Lululemon Athletica, Inc. (I)	7,400	547,156
Michael Kors Holdings, Ltd. (I)	5,100	271,218
PVH Corp.	39,980	3,746,926

32

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Samsonite International SA	558,575	$1,070,361
Under Armour, Inc., Class A (I)(L)	9,960	556,067

		15,746,807

		158,054,809
Consumer Staples - 4.5%
Beverages - 1.3%
Constellation Brands, Inc., Class A (I)	51,330	1,660,526
Molson Coors Brewing Company, Class B	83,670	3,769,334
PepsiCo, Inc.	98,504	6,971,128

		12,400,988
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	131,762	6,379,916
Wal-Mart Stores, Inc.	31,860	2,351,268

		8,731,184
Food Products - 1.8%
Asian Bamboo AG (L)	39,305	307,511
Asian Citrus Holdings, Ltd.	3,157,109	1,625,354
China Minzhong Food Corp. Ltd. (I)(L)	907,420	595,154
General Mills, Inc.	86,426	3,444,076
Kraft Foods, Inc. (I)	129,977	5,374,549
PureCircle, Ltd. (I)(L)	663,292	2,303,239
Unilever NV - NY Shares	87,110	3,090,663

		16,740,546
Tobacco - 0.4%
Philip Morris International, Inc.	38,690	3,479,779

		3,479,779

		41,352,497
Energy - 10.5%
Energy Equipment & Services - 2.5%
AMEC PLC	10,218	189,681
Baker Hughes, Inc.	190,515	8,616,993
Halliburton Company	148,025	4,986,962
McDermott International, Inc. (I)	218,275	2,667,321
Oceaneering International, Inc.	12,300	679,575
Oil States International, Inc. (I)	7,500	595,950
Patterson-UTI Energy, Inc. (L)	170,940	2,707,690
Petrofac, Ltd.	15,538	401,402
Superior Energy Services, Inc. (I)	44,765	918,578
Trican Well Service, Ltd.	76,540	995,775

		22,759,927
Oil, Gas & Consumable Fuels - 8.0%
Anadarko Petroleum Corp.	156,235	10,923,951
BG Group PLC	271,318	5,493,945
BP PLC, ADR	96,640	4,093,670
Cabot Oil & Gas Corp.	59,660	2,678,734
Cheniere Energy, Inc. (I)(L)	36,100	561,355
Chesapeake Energy Corp. (L)	28,450	536,852
Chevron Corp.	53,710	6,260,438
Cobalt International Energy, Inc. (I)	355,620	7,919,657
Exxon Mobil Corp.	52,240	4,777,348
Inpex Corp.	117	693,071
JX Holdings, Inc. (L)	233,785	1,278,109
Karoon Gas Australia, Ltd. (I)	443,232	2,458,594
KiOR, Inc., Class A (I)(L)	73,080	679,644
Occidental Petroleum Corp.	106,900	9,199,814
Pioneer Natural Resources Company	7,815	815,886
Rosetta Resources, Inc. (I)	32,960	1,578,784
Royal Dutch Shell PLC, ADR, Class B (L)	59,770	4,261,601
SemGroup Corp., Class A (I)	29,680	1,093,708

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Company (I)	80,895	$2,813,528
Tesoro Corp.	33,280	1,394,432
Uranium One, Inc. (I)(L)	693,815	1,658,494
Valero Energy Corp.	86,480	2,739,686

		73,911,301

		96,671,228
Financials - 12.3%
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (I)	3,700	455,100
BlackRock, Inc.	18,040	3,216,532
Invesco, Ltd.	162,785	4,067,997
LPL Financial Holdings, Inc.	36,560	1,043,422
Matsui Securities Company, Ltd. (L)	205,135	1,307,853
Raymond James Financial, Inc.	12,300	450,795
SBI Holdings, Inc. (L)	215,000	1,384,469
SEI Investments Company	235,170	5,044,397
T. Rowe Price Group, Inc.	36,300	2,297,790

		19,268,355
Commercial Banks - 3.5%
China Construction Bank Corp., H Shares	870,850	601,778
Cullen/Frost Bankers, Inc. (L)	11,745	674,515
Erste Group Bank AG (I)	12,025	269,531
First Niagara Financial Group, Inc.	114,190	923,797
First Republic Bank	50,960	1,756,082
Industrial & Commercial Bank of China,
H Shares	1,026,820	603,801
Lloyds Banking Group PLC (I)	1,055,358	664,953
M&T Bank Corp. (L)	63,190	6,013,160
PNC Financial Services Group, Inc.	120,719	7,617,369
Societe Generale SA (I)	10,603	302,423
UniCredit SpA (I)	121,614	508,358
Wells Fargo & Company	355,167	12,263,917

		32,199,684
Diversified Financial Services - 2.8%
Bank of America Corp.	1,436,706	12,686,114
JPMorgan Chase & Company	207,903	8,415,913
NYSE Euronext	97,030	2,391,790
PHH Corp. (I)(L)	136,755	2,782,964

		26,276,781
Insurance - 2.7%
ACE, Ltd.	56,250	4,252,500
Aegon NV	60,170	314,298
Ageas	12,809	307,746
Alleghany Corp. (I)	7,390	2,549,107
American International Group, Inc. (I)	136,985	4,491,738
Berkshire Hathaway, Inc., Class B (I)	24,650	2,174,130
China Taiping Insurance
Holdings Company, Ltd. (I)	654,090	1,019,012
Marsh & McLennan Companies, Inc.	170,720	5,792,530
Unum Group (L)	185,243	3,560,370

		24,461,431
Real Estate Investment Trusts - 1.1%
Public Storage	7,010	975,582
Rayonier, Inc.	45,430	2,226,524
Two Harbors Investment Corp.	76,900	903,575
Weyerhaeuser Company	247,385	6,466,644

		10,572,325

33

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development - 0.1%
BR Malls Participacoes SA	34,200	$474,895

		474,895

		113,253,471
Health Care - 15.0%
Biotechnology - 2.3%
Algeta ASA (I)	56,670	1,466,129
Arena Pharmaceuticals, Inc. (I)(L)	145,610	1,211,475
Ariad Pharmaceuticals, Inc. (I)	22,950	555,964
Biogen Idec, Inc. (I)	15,787	2,355,894
BioMarin Pharmaceutical, Inc. (I)(L)	16,160	650,763
Cubist Pharmaceuticals, Inc. (I)	38,250	1,823,760
Exelixis, Inc. (I)(L)	178,400	859,888
Gilead Sciences, Inc. (I)	54,285	3,600,724
Onyx Pharmaceuticals, Inc. (I)	35,605	3,008,623
Regeneron Pharmaceuticals, Inc. (I)	19,718	3,010,150
Rigel Pharmaceuticals, Inc. (I)	50,750	520,188
Seattle Genetics, Inc. (I)(L)	48,600	1,309,770
Vertex Pharmaceuticals, Inc. (I)	8,990	502,991

		20,876,319
Health Care Equipment & Supplies - 2.9%
Edwards Lifesciences Corp. (I)	94,970	10,196,929
HeartWare International, Inc. (I)	6,100	576,389
Hologic, Inc. (I)	485,385	9,824,192
Medtronic, Inc.	143,195	6,174,568

		26,772,078
Health Care Providers & Services - 2.6%
Cardinal Health, Inc.	180,885	7,049,088
Catamaran Corp. (I)	119,886	11,745,231
Cigna Corp.	110,620	5,217,945

		24,012,264
Health Care Technology - 0.1%
CareView Communications, Inc. (I)(L)	1,361,395	1,415,851

		1,415,851
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	106,780	4,105,691

		4,105,691
Pharmaceuticals - 6.7%
Elan Corp. PLC, ADR (I)(L)	71,233	763,618
Eli Lilly & Company	172,155	8,161,869
Johnson & Johnson	157,495	10,852,980
MAP Pharmaceuticals, Inc. (I)	43,850	682,745
Merck & Company, Inc.	383,440	17,293,144
Pfizer, Inc.	155,533	3,864,995
Roche Holdings AG	59,719	11,155,834
Teva Pharmaceutical Industries, Ltd., ADR	101,420	4,199,802
TherapeuticsMD, Inc. (I)	428,825	1,479,446
Watson Pharmaceuticals, Inc. (I)	34,250	2,916,730

		61,371,163

		138,553,366
Industrials - 11.5%
Aerospace & Defense - 3.0%
Cubic Corp.	10,710	536,143
DigitalGlobe, Inc. (I)(L)	135,420	2,761,214
GeoEye, Inc. (I)(L)	23,848	630,303
Lockheed Martin Corp.	60,569	5,655,933
Northrop Grumman Corp.	84,354	5,603,636
Rolls-Royce Holdings PLC (I)	200,427	2,735,300
Safran SA	74,550	2,687,238
Textron, Inc. (L)	25,600	669,952

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
TransDigm Group, Inc.	21,823	$3,096,029
United Technologies Corp.	40,500	3,170,745

		27,546,493
Air Freight & Logistics - 1.2%
Expeditors International of Washington, Inc.	63,770	2,318,677
United Parcel Service, Inc., Class B	120,559	8,628,408

		10,947,085
Airlines - 0.5%
AirAsia BHD	844,341	835,430
Delta Air Lines, Inc. (I)	248,320	2,274,611
Gol Linhas Aereas Inteligentes SA, ADR (I)	44,400	254,856
United Continental Holdings, Inc. (I)(L)	43,490	848,055

		4,212,952
Building Products - 0.7%
Lennox International, Inc.	99,045	4,789,816
Masco Corp.	53,200	800,660
Owens Corning, Inc. (I)	32,600	1,090,796

		6,681,272
Commercial Services & Supplies - 0.1%
ACCO Brands Corp. (I)	173,700	1,127,313

		1,127,313
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (I)	61,800	2,498,574

		2,498,574
Electrical Equipment - 0.6%
General Cable Corp. (I)	17,400	511,212
Polypore International, Inc. (I)(L)	135,862	4,802,722

		5,313,934
Industrial Conglomerates - 0.5%
3M Company	54,422	5,029,681

		5,029,681
Machinery - 2.0%
Eaton Corp. (L)	76,600	3,620,116
Flowserve Corp.	4,900	625,926
IDEX Corp.	40,375	1,686,464
Illinois Tool Works, Inc. (L)	5,600	333,032
Meritor, Inc. (I)	166,390	705,494
Nordson Corp.	4,800	281,376
PACCAR, Inc. (L)	96,825	3,875,421
Pall Corp.	31,795	2,018,665
Parker Hannifin Corp.	4,000	334,320
Stanley Black & Decker, Inc.	45,542	3,472,578
Vallourec SA	8,830	374,803
Valmont Industries, Inc.	3,820	502,330
Wabtec Corp.	7,635	613,014

		18,443,539
Professional Services - 1.2%
IHS, Inc., Class A (I)	79,900	7,778,265
Manpower, Inc.	25,020	920,736
Verisk Analytics, Inc., Class A (I)	50,088	2,384,690

		11,083,691
Road & Rail - 1.0%
Canadian National Railway Company	20,870	1,846,690
Canadian Pacific Railway Ltd. (L)	19,390	1,607,237
Hertz Global Holdings, Inc. (I)(L)	269,460	3,699,686
Landstar System, Inc.	47,580	2,249,582

		9,403,195

34

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 0.4%
MSC Industrial Direct Company, Inc., Class A	57,365	$3,869,843

		3,869,843

		106,157,572
Information Technology - 17.9%
Communications Equipment - 1.6%
Acme Packet, Inc. (I)(L)	63,280	1,082,088
Cisco Systems, Inc.	602,929	11,509,915
JDS Uniphase Corp. (I)	58,743	727,532
QUALCOMM, Inc.	19,120	1,194,809

		14,514,344
Computers & Peripherals - 1.5%
3D Systems Corp. (I)(L)	51,460	1,690,461
Apple, Inc.	9,834	6,561,835
Gemalto NV (L)	4,588	404,144
SanDisk Corp. (I)	101,435	4,405,322
Toshiba Corp.	227,450	727,834

		13,789,596
Electronic Equipment, Instruments & Components - 0.8%
Arrow Electronics, Inc. (I)	162,035	5,462,200
Hon Hai Precision Industry Company, Ltd.	202,278	626,465
Jabil Circuit, Inc.	20,410	382,075
Trimble Navigation, Ltd. (I)	13,450	641,027
Universal Display Corp. (I)(L)	23,040	792,115

		7,903,882
Internet Software & Services - 3.9%
Akamai Technologies, Inc. (I)	14,400	550,944
eBay, Inc. (I)	146,705	7,101,989
Equinix, Inc. (I)	38,170	7,864,929
Google, Inc., Class A (I)	2,760	2,082,420
IAC/InterActiveCorp	116,670	6,073,840
LinkedIn Corp., Class A (I)	67,855	8,169,742
Tencent Holdings, Ltd.	14,985	509,260
Velti PLC (I)	24,035	201,173
VeriSign, Inc. (I)(L)	44,790	2,180,825
Web.com Group, Inc. (I)	61,696	1,107,443

		35,842,565
IT Services - 2.4%
Amadeus IT Holding SA, A Shares	74,932	1,749,449
Automatic Data Processing, Inc.	47,492	2,785,881
Cognizant Technology
Solutions Corp., Class A (I)	70,620	4,937,750
Sapient Corp. (I)	122,080	1,301,373
The Western Union Company	531,622	9,686,153
Vantiv, Inc., Class A (I)	18,960	408,588
VeriFone Systems, Inc. (I)	35,695	994,106

		21,863,300
Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	121,170	4,748,652
ASML Holding NV (L)	28,020	1,504,114
Avago Technologies, Ltd.	84,605	2,949,753
GT Advanced Technologies Inc. (I)(L)	239,830	1,307,074
Imagination Technologies Group PLC (I)	360	2,770
Intel Corp.	153,280	3,476,390
Micron Technology, Inc. (I)	171,120	1,024,153
NXP Semiconductor NV (I)	26,700	667,767
RF Micro Devices, Inc. (I)(L)	166,775	658,761
Skyworks Solutions, Inc. (I)	161,405	3,803,509

		20,142,943

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 5.5%
Activision Blizzard, Inc. (L)	458,510	$5,171,993
ANSYS, Inc. (I)(L)	28,035	2,057,769
Cadence Design Systems, Inc. (I)(L)	506,860	6,520,754
Citrix Systems, Inc. (I)	6,500	497,705
Concur Technologies, Inc. (I)(L)	35,655	2,628,843
FactSet Research Systems, Inc. (L)	17,645	1,701,331
Fortinet, Inc. (I)	17,500	422,450
Microsoft Corp.	181,218	5,396,672
Oracle Corp.	301,115	9,482,111
Red Hat, Inc. (I)	10,265	584,489
Rovi Corp. (I)	41,637	604,153
Salesforce.com, Inc. (I)(L)	46,000	7,023,740
SolarWinds, Inc. (I)	7,490	417,493
Solera Holdings, Inc.	132,040	5,792,595
Synopsys, Inc. (I)	16,800	554,736
TIBCO Software, Inc. (I)	60,730	1,835,868

		50,692,702

		164,749,332
Materials - 5.9%
Chemicals - 2.2%
Ashland, Inc.	10,600	758,960
Celanese Corp., Series A	11,885	450,560
CF Industries Holdings, Inc.	3,200	711,168
FMC Corp.	8,200	454,116
Innospec, Inc. (I)	1,670	56,646
LyondellBasell Industries NV, Class A	51,645	2,667,981
Methanex Corp. (L)	66,956	1,910,924
Mitsubishi Gas & Chemicals Company, Inc.	127,200	638,454
PTT Global Chemical PCL	361,375	739,656
The Dow Chemical Company	97,750	2,830,840
The Mosaic Company	92,125	5,307,321
The Sherwin-Williams Company	16,315	2,429,467
W.R. Grace & Company (I)	16,270	961,232
Westlake Chemical Corp.	9,800	715,988

		20,633,313
Construction Materials - 0.1%
Cemex SAB de CV, ADR (I)	62,300	518,959
Vulcan Materials Company	9,600	454,080

		973,039
Containers & Packaging - 1.1%
Graphic Packaging Holding Company (I)	116,190	675,064
Packaging Corp. of America	81,350	2,953,005
Rock-Tenn Company, Class A	61,790	4,460,002
Silgan Holdings, Inc.	36,340	1,581,153

		9,669,224
Metals & Mining - 1.1%
China Metal Recycling Holdings, Ltd. (L)	409,680	378,198
Continental Gold Ltd. (I)	216,700	1,941,946
Detour Gold Corp. (I)	38,045	1,061,514
Fortescue Metals Group, Ltd. (L)	240,472	859,269
Molycorp, Inc. (I)(L)	169,880	1,953,620
Mongolian Mining Corp. (I)	750,470	341,512
SunCoke Energy, Inc. (I)	149,620	2,411,874
Walter Energy, Inc.	41,680	1,352,933

		10,300,866
Paper & Forest Products - 1.4%
International Paper Company	170,995	6,210,538
Louisiana-Pacific Corp. (I)	236,620	2,957,750
Mondi PLC	27,502	280,776
Norbord, Inc. (I)	169,695	3,003,451

35

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
Sino-Forest Corp. (I)(L)	90,175	$0

		12,452,515

		54,028,957
Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.6%
American Tower Corp.	32,226	2,300,614
AT&T, Inc.	94,680	3,569,436

		5,870,050
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp. (I)	95,885	529,285

		529,285

		6,399,335
Utilities - 0.7%
Gas Utilities - 0.7%
UGI Corp.	216,970	6,888,793

		6,888,793

TOTAL COMMON STOCKS (Cost $829,064,630)		$886,109,360

SECURITIES LENDING COLLATERAL - 10.1%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	9,288,214	92,962,016

TOTAL SECURITIES LENDING
COLLATERAL (Cost $92,957,625)		$92,962,016

SHORT-TERM INVESTMENTS - 3.7%
Repurchase Agreement - 3.7%
Deutsche Bank Tri-Party Repurchase
Agreement dated 09/28/2012 at 0.250% to
be repurchased at $34,600,721 on
10/01/2012, collateralized by $31,946,108
Government National Mortgage Association,
3.000% - 7.000% due 06/20/2026 -
08/15/2042 (valued at $35,179,677)	$34,600,000	$34,600,000

TOTAL SHORT-TERM INVESTMENTS (Cost $34,600,000)		$34,600,000

Total Investments (Alpha Opportunities Trust)
(Cost $956,622,255) - 109.9%		$1,013,671,376
Other assets and liabilities, net - (9.9%)		(91,348,893)

TOTAL NET ASSETS - 100.0%		$922,322,483

American Asset Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	90,940,466	$1,667,848,142

TOTAL INVESTMENT COMPANIES (Cost $1,225,758,407)		$1,667,848,142

Total Investments (American Asset Allocation Trust)
(Cost $1,225,758,407) - 100.0%		$1,667,848,142
Other assets and liabilities, net - 0.0%		(49,634)

TOTAL NET ASSETS - 100.0%		$1,667,798,508

American Blue Chip Income and Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.1%
American Funds Insurance Series - 100.1%
American Blue Chip Income & Growth
Fund - Class 1	26,393,343	$268,948,162

TOTAL INVESTMENT COMPANIES (Cost $203,462,861)		$268,948,162

Total Investments (American Blue Chip Income and Growth
Trust) (Cost $203,462,861) - 100.1%		$268,948,162
Other assets and liabilities, net - (0.1%)		(151,463)

TOTAL NET ASSETS - 100.0%		$268,796,699

American Global Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	7,607,873	$171,709,701

		171,709,701

TOTAL INVESTMENT COMPANIES (Cost $158,450,287)		$171,709,701

Total Investments (American Global Growth Trust)
(Cost $158,450,287) - 100.0%		$171,709,701
Other assets and liabilities, net - 0.0%		(26,344)

TOTAL NET ASSETS - 100.0%		$171,683,357

Total Investments (American Global Small Capitalization
Trust) (Cost $71,263,890) - 100.0%		$89,819,739
Other assets and liabilities, net - 0.0%		$(26,833)

TOTAL NET ASSETS - 100.0%		$89,792,906

American Funds Insurance Series

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%

TOTAL INVESTMENT COMPANIES (Cost $71,263,890)		$89,819,739

American Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	18,784,400	$1,129,881,658

TOTAL INVESTMENT COMPANIES (Cost $961,653,954)		$1,129,881,658

Total Investments (American Growth Trust)
(Cost $961,653,954) - 100.0%		$1,129,881,658
Other assets and liabilities, net - 0.0%		(41,716)

TOTAL NET ASSETS - 100.0%		$1,129,839,942

36

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

American Growth-Income Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	27,816,647	$1,065,377,564

		1,065,377,564

TOTAL INVESTMENT COMPANIES (Cost $867,880,300)		$1,065,377,564

Total Investments (American Growth-Income Trust)
(Cost $867,880,300) - 100.0%		$1,065,377,564
Other assets and liabilities, net - 0.0%		(39,557)

TOTAL NET ASSETS - 100.0%		$1,065,338,007

American High-Income Bond Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American High-Income Bond Fund - Class 1	9,094,237	$104,674,666

		104,674,666

TOTAL INVESTMENT COMPANIES (Cost $97,995,039)		$104,674,666

Total Investments (American High-Income Bond Trust)
(Cost $97,995,039) - 100.0%		$104,674,666
Other assets and liabilities, net - 0.0%		(24,674)

TOTAL NET ASSETS - 100.0%		$104,649,992

American International Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	41,196,963	$701,996,256

TOTAL INVESTMENT COMPANIES (Cost $723,657,621)		$701,996,256

Total Investments (American International Trust)
(Cost $723,657,621) - 100.0%		$701,996,256
Other assets and liabilities, net - 0.0%		(34,236)

TOTAL NET ASSETS - 100.0%		$701,962,020

American New World Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American New World Fund - Class 1	3,477,838	$76,234,213

		76,234,213

TOTAL INVESTMENT COMPANIES (Cost $70,826,155)		$76,234,213

Total Investments (American New World Trust)
(Cost $70,826,155) - 100.0%		$76,234,213
Other assets and liabilities, net - 0.0%		(19,303)

TOTAL NET ASSETS - 100.0%		$76,214,910

Blue Chip Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.4%
Consumer Discretionary - 22.6%
Auto Components - 0.0%
Johnson Controls, Inc.	15,100	$413,740
Automobiles - 0.4%
Harley-Davidson, Inc.	154,500	6,546,165
Hotels, Restaurants & Leisure - 7.4%
Carnival Corp. (L)	458,600	16,711,384
Chipotle Mexican Grill, Inc. (I)	34,200	10,859,868
Las Vegas Sands Corp.	400,100	18,552,637
Marriott International, Inc. (L)	323,629	12,653,894
McDonald’s Corp.	20,300	1,862,525
Starbucks Corp.	759,800	38,559,850
Starwood Hotels & Resorts Worldwide, Inc.	303,600	17,596,656
Tim Hortons, Inc. (L)	3,500	182,105
Wynn Resorts, Ltd.	10,800	1,246,752
Yum! Brands, Inc.	245,200	16,266,568

		134,492,239
Internet & Catalog Retail - 7.2%
Amazon.com, Inc. (I)	301,189	76,598,386
Expedia, Inc. (L)	3,900	225,576
Groupon, Inc. (I)(L)	159,800	760,648
Liberty Interactive Corp., Series A (I)	263,500	4,874,750
priceline.com, Inc. (I)	78,100	48,322,813

		130,782,173
Media - 1.9%
Discovery Communications, Inc., Series C (I)	278,600	15,612,744
Omnicom Group, Inc.	80,600	4,155,736
The Walt Disney Company	290,200	15,171,656

		34,940,136
Multiline Retail - 0.4%
Dollar General Corp. (I)	81,600	4,205,664
Dollar Tree, Inc. (I)	67,400	3,253,735

		7,459,399
Specialty Retail - 1.6%
Bed Bath & Beyond, Inc. (I)	33,700	2,123,100
Limited Brands, Inc.	129,000	6,354,540
O’Reilly Automotive, Inc. (I)	129,600	10,837,152
Ross Stores, Inc.	59,000	3,811,400
The Home Depot, Inc.	79,000	4,769,230
Tiffany & Company	100	6,188

		27,901,610
Textiles, Apparel & Luxury Goods - 3.7%
Coach, Inc.	119,900	6,716,798
Fossil, Inc. (I)(L)	171,100	14,492,170
Michael Kors Holdings, Ltd. (I)	144,100	7,663,238
NIKE, Inc., Class B	115,600	10,971,596
PVH Corp.	133,400	12,502,248
Ralph Lauren Corp.	94,700	14,321,481

		66,667,531

		409,202,993
Consumer Staples - 1.2%
Beverages - 0.2%
Anheuser-Busch InBev NV, ADR	22,700	1,950,157
Monster Beverage Corp. (I)	46,000	2,491,360
The Coca-Cola Company	5,800	219,994

		4,661,511
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	127,300	6,163,866

37

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Whole Foods Market, Inc.	117,000	$11,395,800

		17,559,666

		22,221,177
Energy - 5.5%
Energy Equipment & Services - 2.6%
Cameron International Corp. (I)	208,200	11,673,774
FMC Technologies, Inc. (I)	97,500	4,514,250
Halliburton Company	29,600	997,224
National Oilwell Varco, Inc.	9,000	720,990
Schlumberger, Ltd.	406,392	29,394,333

		47,300,571
Oil, Gas & Consumable Fuels - 2.9%
Concho Resources, Inc. (I)	97,100	9,200,225
EOG Resources, Inc.	124,200	13,916,610
EQT Corp.	109,800	6,478,200
Occidental Petroleum Corp.	59,200	5,094,752
Pioneer Natural Resources Company	101,900	10,638,360
Range Resources Corp.	103,800	7,252,506

		52,580,653

		99,881,224
Financials - 6.4%
Capital Markets - 3.6%
Ameriprise Financial, Inc.	74,351	4,214,958
Franklin Resources, Inc.	247,765	30,987,969
Invesco, Ltd.	718,300	17,950,317
Morgan Stanley	20,800	348,192
Northern Trust Corp. (L)	133,389	6,191,250
State Street Corp.	70,707	2,966,866
TD Ameritrade Holding Corp.	152,000	2,336,240
The Goldman Sachs Group, Inc.	11,376	1,293,224

		66,289,016
Commercial Banks - 0.7%
U.S. Bancorp	315,500	10,821,650
Wells Fargo & Company	60,800	2,099,424

		12,921,074
Consumer Finance - 1.1%
American Express Company	337,352	19,181,835
Diversified Financial Services - 0.8%
Citigroup, Inc.	5,800	189,776
IntercontinentalExchange, Inc. (I)	78,200	10,432,662
JPMorgan Chase & Company	77,000	3,116,960

		13,739,398
Insurance - 0.2%
Marsh & McLennan Companies, Inc.	99,700	3,382,821
Prudential Financial, Inc.	23,000	1,253,730

		4,636,551

		116,767,874
Health Care - 11.0%
Biotechnology - 4.8%
Alexion Pharmaceuticals, Inc. (I)	164,600	18,830,240
Amgen, Inc.	10,800	910,656
Biogen Idec, Inc. (I)	174,400	26,025,712
Celgene Corp. (I)	202,800	15,493,920
Gilead Sciences, Inc. (I)	293,700	19,481,121
Regeneron Pharmaceuticals, Inc. (I)(L)	41,000	6,259,060
Vertex Pharmaceuticals, Inc. (I)	5,700	318,915

		87,319,624

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	92,100	$5,549,946
Covidien PLC	79,100	4,700,122
Edwards Lifesciences Corp. (I)	71,300	7,655,481
Intuitive Surgical, Inc. (I)	1,800	892,134
Stryker Corp.	130,479	7,262,461

		26,060,144
Health Care Providers & Services - 3.5%
Cardinal Health, Inc.	54,400	2,119,968
Express Scripts Holding Company (I)	417,300	26,152,191
Henry Schein, Inc. (I)(L)	2,300	182,321
McKesson Corp.	277,400	23,864,722
UnitedHealth Group, Inc.	191,800	10,627,638

		62,946,840
Health Care Technology - 0.0%
Cerner Corp. (I)	400	30,964
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	173,300	10,195,239
Pharmaceuticals - 0.7%
Allergan, Inc.	138,900	12,720,462
Perrigo Company (L)	8,500	987,445

		13,707,907

		200,260,718
Industrials - 12.4%
Aerospace & Defense - 3.1%
Honeywell International, Inc.	223,000	13,324,250
Precision Castparts Corp.	159,300	26,020,062
The Boeing Company	184,300	12,830,966
United Technologies Corp.	50,600	3,961,474

		56,136,752
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	2,400	140,520
Expeditors International of Washington, Inc.	13,400	487,224
FedEx Corp.	241,000	20,393,420

		21,021,164
Airlines - 0.1%
United Continental Holdings, Inc. (I)(L)	59,000	1,150,500
Electrical Equipment - 0.4%
AMETEK, Inc.	5,300	187,885
Roper Industries, Inc.	62,900	6,912,081

		7,099,966
Industrial Conglomerates - 3.3%
3M Company	46,900	4,334,498
Danaher Corp.	1,003,226	55,327,914
General Electric Company	33,700	765,327

		60,427,739
Machinery - 0.1%
Stanley Black & Decker, Inc.	13,400	1,021,750
Professional Services - 0.5%
IHS, Inc., Class A (I)	90,500	8,810,175
Road & Rail - 2.2%
J.B. Hunt Transport Services, Inc. (L)	42,100	2,190,884
Kansas City Southern	100,700	7,631,046
Union Pacific Corp.	261,000	30,980,700

		40,802,630
Trading Companies & Distributors - 1.6%
Fastenal Company (L)	418,400	17,987,016

38

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
W.W. Grainger, Inc. (L)	53,300	$11,106,121

		29,093,137

		225,563,813
Information Technology - 33.8%
Communications Equipment - 2.6%
Juniper Networks, Inc. (I)	481,221	8,233,691
QUALCOMM, Inc.	623,277	38,948,580

		47,182,271
Computers & Peripherals - 12.0%
Apple, Inc.	291,700	194,639,742
EMC Corp. (I)	839,100	22,882,257

		217,521,999
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp., Class A (L)	21,400	1,260,032
Internet Software & Services - 10.5%
Baidu, Inc., ADR (I)(L)	272,900	31,880,178
eBay, Inc. (I)	630,178	30,506,917
Equinix, Inc. (I)	2,900	597,545
Facebook, Inc., Class A (I)	102,631	2,163,145
Facebook, Inc., Class B (I)	304,677	6,421,650
Google, Inc., Class A (I)	121,766	91,872,447
LinkedIn Corp., Class A (I)	66,000	7,946,400
Tencent Holdings, Ltd.	573,000	19,473,222

		190,861,504
IT Services - 4.7%
Accenture PLC, Class A	73,800	5,168,214
Alliance Data Systems Corp. (I)	18,100	2,569,295
Cognizant Technology
Solutions Corp., Class A (I)	5,200	363,584
Fiserv, Inc. (I)	20,500	1,517,615
Mastercard, Inc., Class A	112,500	50,791,500
Visa, Inc., Class A	186,700	25,070,076

		85,480,284
Semiconductors & Semiconductor Equipment - 1.9%
Altera Corp.	65,200	2,215,822
Broadcom Corp., Class A (I)	665,500	23,012,990
Xilinx, Inc. (L)	273,925	9,151,834

		34,380,646
Software - 2.0%
Autodesk, Inc. (I)	248,100	8,279,097
Intuit, Inc.	77,900	4,586,752
Microsoft Corp.	6,944	206,792
Oracle Corp.	22,100	695,929
Red Hat, Inc. (I)	103,200	5,876,208
Salesforce.com, Inc. (I)(L)	108,300	16,536,327

		36,181,105

		612,867,841
Materials - 4.4%
Chemicals - 4.4%
Ecolab, Inc.	149,000	9,656,690
Monsanto Company	176,104	16,028,986
Praxair, Inc.	309,200	32,119,696
The Sherwin-Williams Company	142,300	21,189,893

		78,995,265

		78,995,265

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 2.1%
Diversified Telecommunication Services - 2.1%
American Tower Corp.	534,938	$38,189,225

TOTAL COMMON STOCKS (Cost $1,222,044,290)		$1,803,950,130

RIGHTS - 0.0%
Liberty Ventures (Expiration Date: 10/09/2012,
Strike Price: $35.99) (I)	1	14

TOTAL RIGHTS (Cost $7)		$14

SECURITIES LENDING COLLATERAL - 2.9%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	5,342,833	53,474,280

TOTAL SECURITIES LENDING
COLLATERAL (Cost $53,472,000)		$53,474,280

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
State Street Institutional U.S. Government
Money Market Fund, 0.0469% (Y)	450,419	450,419
T. Rowe Price Prime Reserve Investment
Fund, 0.1066% (Y)	6,844,632	6,844,632

		7,295,051

TOTAL SHORT-TERM INVESTMENTS (Cost $7,295,051)		$7,295,051

Total Investments (Blue Chip Growth Trust)
(Cost $1,282,811,348) - 102.7%		$1,864,719,475
Other assets and liabilities, net - (2.7%)		(49,570,467)

TOTAL NET ASSETS - 100.0%		$1,815,149,008

Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 50.8%
U.S. Government - 19.9%
U.S. Treasury Notes
0.625%, 08/31/2017	$150,000,000	150,128,850
1.000%, 03/31/2017 to 06/30/2019	812,465,000	820,894,007
1.625%, 08/15/2022 (L)	617,352,000	616,869,848
U.S. Treasury Strips, PO 6.862%, 11/15/2030	40,870,000	25,023,393

		1,612,916,098
U.S. Government Agency - 29.5%
Federal Home Loan Mortgage Corp.
1.750%, 05/30/2019	39,220,000	40,631,371
2.392%, 04/01/2042 (P)	37,170,434	39,056,711
2.601%, 06/01/2035 (P)	6,633,508	7,133,098
3.000%, 07/01/2042 to 08/01/2042	39,467,265	41,644,066
3.500%, 05/01/2042	11,526,198	12,380,757
4.000%, 09/01/2041 to 11/01/2041	59,089,878	63,417,745
4.271%, 09/01/2039 (P)	1,834,152	1,939,322
4.284%, 09/01/2039 (P)	1,336,354	1,447,969
4.500%, 10/01/2039 to 12/01/2039	27,511,459	29,542,578
5.000%, 09/01/2040 to 04/01/2041	58,556,893	63,730,388
6.000%, 11/01/2037	20,652,802	22,848,063
6.500%, 05/01/2037 to 09/01/2039	57,178,340	64,006,496
Federal National Mortgage Association
2.445%, 04/01/2042 (P)	21,775,124	22,746,920
2.498%, 02/01/2042 (P)	15,465,661	16,219,794

39

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
2.616%, 02/01/2042 (P)	$8,428,689	$8,865,832
2.731%, 10/01/2035 (P)	77,599,037	83,326,467
2.994%, 02/01/2042 (P)	13,621,624	14,570,884
3.000%, 07/01/2042	17,411,947	18,396,102
3.000%, 09/01/2042	48,433,391	51,170,933
3.500%, 04/01/2042 to 11/25/2042	418,084,372	414,114,952
4.000%, 11/01/2040 to 04/01/2042	177,087,370	192,392,050
4.500%, 08/01/2040 to 02/01/2042	346,693,005	377,076,385
4.507%, 09/01/2039 (P)	5,550,803	6,041,077
5.000%, 02/01/2033 to 12/01/2041	416,810,115	457,044,448
5.500%, 02/01/2036 to 05/01/2040	83,103,615	91,179,196
6.000%, 04/01/2035 to 06/01/2040	31,190,214	34,582,954
6.500%, 07/01/2036 to 10/01/2039	132,234,417	148,660,446
Government National Mortgage Association
3.500%, 11/20/2039 (P)	8,917,797	9,440,306
4.000%, 10/15/2039 to 11/15/2041	43,293,270	47,816,442
5.000%, 08/15/2039	640,773	710,858

		2,382,134,610
U.S. Treasury Bonds - 1.4%
U.S. Treasury, Bond 3.000%, 05/15/2042	110,735,000	114,991,432

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $4,048,086,331)		$4,110,042,140

FOREIGN GOVERNMENT
OBLIGATIONS - 0.1%
South Korea - 0.1%
Korea Development Bank
4.000%, 09/09/2016	8,355,000	9,080,732

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $8,324,892)		$9,080,732

CORPORATE BONDS - 33.2%
Consumer Discretionary - 3.7%
Best Buy Company, Inc.
7.000%, 07/15/2013	12,853,000	13,233,487
BorgWarner, Inc.
5.750%, 11/01/2016	4,770,000	5,445,518
CBS Corp.
7.875%, 07/30/2030	13,795,000	18,779,920
Daimler Finance North America LLC
2.625%, 09/15/2016 (S)	12,245,000	12,777,596
DIRECTV Holdings LLC
3.500%, 03/01/2016	26,655,000	28,368,783
Expedia, Inc.
5.950%, 08/15/2020	11,240,000	12,399,822
Ford Motor Credit Company LLC
4.250%, 09/20/2022	5,250,000	5,351,116
5.000%, 05/15/2018	27,155,000	29,653,043
8.000%, 12/15/2016	12,880,000	15,398,349
Grupo Televisa SAB
6.625%, 01/15/2040	7,230,000	9,549,348
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)	8,795,000	9,482,329
6.000%, 05/05/2015 (S)	10,350,000	11,389,792
Hyundai Motor Manufacturing
4.500%, 04/15/2015 (S)	11,100,000	11,858,163
Kia Motors Corp.
3.625%, 06/14/2016 (S)	8,100,000	8,520,196
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	10,453,000	11,262,083

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Mattel, Inc.
2.500%, 11/01/2016	$6,035,000	$6,307,710
News America, Inc.
6.150%, 03/01/2037 to 02/15/2041	11,370,000	14,004,013
6.400%, 12/15/2035	4,035,000	5,005,292
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (S)	13,745,000	13,869,983
QVC, Inc.
5.125%, 07/02/2022 (S)	2,665,000	2,808,244
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	115,000	123,662
Staples, Inc.
9.750%, 01/15/2014	17,500,000	19,361,878
The Interpublic Group of Companies, Inc.
10.000%, 07/15/2017	8,125,000	9,028,906
Time Warner Cable, Inc.
6.750%, 07/01/2018	12,865,000	16,183,437
UBM PLC
5.750%, 11/03/2020 (S)	6,185,000	6,475,819

		296,638,489
Consumer Staples - 1.0%
Bunge, Ltd. Finance Corp.
4.100%, 03/15/2016	4,555,000	4,882,231
5.100%, 07/15/2015	3,455,000	3,711,548
8.500%, 06/15/2019	11,438,000	14,494,417
Pernod-Ricard SA
2.950%, 01/15/2017 (S)	8,970,000	9,360,285
SABMiller Holdings, Inc.
2.450%, 01/15/2017 (S)	5,000,000	5,230,870
Safeway, Inc.
3.400%, 12/01/2016	20,525,000	21,493,000
7.250%, 02/01/2031	6,740,000	7,195,024
The Kroger Company
6.400%, 08/15/2017	12,930,000	15,650,925

		82,018,300
Energy - 2.9%
DCP Midstream LLC
9.750%, 03/15/2019 (S)	14,275,000	18,352,097
Energy Transfer Partners LP
5.200%, 02/01/2022	3,895,000	4,321,682
5.950%, 02/01/2015	9,695,000	10,643,384
9.700%, 03/15/2019	10,085,000	13,328,366
Enterprise Products Operating LLC
6.500%, 01/31/2019	31,220,000	38,721,885
6.650%, 04/15/2018	6,695,000	8,232,426
Kerr-McGee Corp.
6.950%, 07/01/2024	17,575,000	22,693,895
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	4,185,000	5,439,391
NuStar Logistics LP
7.900%, 04/15/2018	9,212,000	10,447,900
ONEOK Partners LP
6.150%, 10/01/2016	9,147,000	10,671,247
Petrohawk Energy Corp.
6.250%, 06/01/2019	17,215,000	19,399,084
Petroleos Mexicanos
4.875%, 01/24/2022	6,270,000	7,085,100
Spectra Energy Capital LLC
5.668%, 08/15/2014	7,508,000	8,127,312
6.200%, 04/15/2018	8,230,000	9,956,687
TransCanada Pipelines, Ltd. (6.350% to
5-15-17, then 3 month LIBOR + 2.210%)
05/15/2067	15,640,000	16,727,606

40

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Weatherford International, Inc.
6.800%, 06/15/2037	$3,780,000	$4,141,659
Williams Partners LP
7.250%, 02/01/2017	18,900,000	22,987,163

		231,276,884
Financials - 16.0%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	17,595,000	18,302,425
Aflac, Inc.
8.500%, 05/15/2019	11,585,000	15,519,405
American Express Company
7.000%, 03/19/2018	3,050,000	3,861,026
American International Group, Inc.
3.800%, 03/22/2017	6,740,000	7,251,114
8.250%, 08/15/2018	6,760,000	8,694,861
Aon Corp.
8.205%, 01/01/2027	7,435,000	9,310,419
AXA SA
8.600%, 12/15/2030	1,770,000	2,141,914
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	7,000,000	6,300,000
Banco de Credito del Peru
4.750%, 03/16/2016 (S)	7,360,000	7,764,800
Bank of America Corp.
6.500%, 08/01/2016	8,010,000	9,265,239
Bank of America NA
5.300%, 03/15/2017	3,980,000	4,420,451
6.000%, 10/15/2036	9,510,000	11,175,239
Barclays Bank PLC
5.000%, 09/22/2016	20,855,000	23,166,026
6.050%, 12/04/2017 (S)	17,465,000	18,797,719
10.179%, 06/12/2021 (S)	6,150,000	7,989,650
BB&T Corp.
2.150%, 03/22/2017	7,000,000	7,265,958
BioMed Realty LP
6.125%, 04/15/2020	3,400,000	3,948,865
Boston Properties LP
3.700%, 11/15/2018	5,455,000	5,916,526
BPCE SA (12.500% to 09/30/2019, then
3 month LIBOR + 12.980%)
09/30/2019 (Q)(S)	60,000	67,964
Brandywine Operating Partnership LP
7.500%, 05/15/2015	10,007,000	11,321,299
Capital One Financial Corp.
6.150%, 09/01/2016	13,495,000	15,407,282
6.750%, 09/15/2017	15,660,000	19,184,471
Citigroup, Inc.
5.850%, 12/11/2034	3,076,000	3,636,499
6.875%, 03/05/2038	300,000	394,687
CNA Financial Corp.
5.850%, 12/15/2014	13,660,000	14,821,086
6.500%, 08/15/2016	6,855,000	7,898,468
7.250%, 11/15/2023	14,888,000	18,387,365
CommonWealth REIT
5.750%, 02/15/2014	2,000,000	2,053,816
6.250%, 06/15/2017	4,075,000	4,441,253
Credit Agricole SA
2.625%, 01/21/2014 (S)	6,000,000	6,055,044
Discover Bank
7.000%, 04/15/2020	7,415,000	8,932,932
Discover Financial Services
5.200%, 04/27/2022 (S)	14,460,000	15,846,960

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Equity One, Inc.
6.250%, 12/15/2014	$7,000,000	$7,672,553
First Horizon National Corp.
5.375%, 12/15/2015	27,852,000	30,471,425
General Electric Capital Corp.
0.915%, 08/15/2036 (P)	9,945,000	7,330,977
4.375%, 09/16/2020	7,625,000	8,410,604
5.625%, 05/01/2018	13,930,000	16,431,647
5.875%, 01/14/2038	1,455,000	1,735,830
6.000%, 08/07/2019	9,325,000	11,343,881
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	17,030,000	18,697,118
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	5,450,000	6,168,980
6.000%, 01/15/2019	5,523,000	6,267,429
6.300%, 03/15/2018	12,185,000	14,121,574
6.625%, 03/30/2040	4,805,000	5,794,234
HCP, Inc.
5.625%, 05/01/2017	14,670,000	16,636,293
6.300%, 09/15/2016	5,885,000	6,743,257
Health Care REIT, Inc.
4.700%, 09/15/2017	4,400,000	4,857,292
4.950%, 01/15/2021	5,365,000	5,865,833
5.875%, 05/15/2015	7,500,000	8,320,740
6.125%, 04/15/2020	14,665,000	17,053,357
6.200%, 06/01/2016	495,000	558,546
Healthcare Realty Trust, Inc.
6.500%, 01/17/2017	12,120,000	13,815,479
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	11,400,000	11,885,345
5.750%, 11/16/2020 (S)	9,690,000	10,313,125
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	6,465,000	7,531,725
Jefferies Group, Inc.
6.875%, 04/15/2021	9,475,000	10,197,469
8.500%, 07/15/2019	7,975,000	9,151,313
JPMorgan Chase & Company
3.450%, 03/01/2016	3,170,000	3,380,561
4.250%, 10/15/2020	21,130,000	23,091,244
6.000%, 01/15/2018	22,165,000	26,432,649
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month LIBOR + 3.470%)
04/30/2018 (Q)	9,375,000	10,647,469
Liberty Mutual Group, Inc.
4.950%, 05/01/2022 (S)	6,334,000	6,626,871
5.000%, 06/01/2021 (S)	12,475,000	13,188,957
6.500%, 05/01/2042 (S)	7,875,000	8,534,279
Lincoln National Corp.
4.200%, 03/15/2022	7,000,000	7,320,089
8.750%, 07/01/2019	9,530,000	12,488,960
Lincoln National Corp. (6.050% to 04/20/17,
then 3 month LIBOR + 2.040%)
04/20/2067	11,130,000	10,893,488
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	5,695,000	6,095,415
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	7,365,000	7,892,997
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	19,045,000	22,823,471
7.750%, 05/14/2038	7,895,000	9,924,939
Moody’s Corp.
4.500%, 09/01/2022	7,595,000	8,054,232
Morgan Stanley
5.550%, 04/27/2017	23,360,000	25,615,291
5.750%, 01/25/2021	15,725,000	17,264,006

41

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
6.000%, 04/28/2015	$5,900,000	$6,394,119
6.375%, 07/24/2042	11,670,000	12,867,330
7.300%, 05/13/2019	11,610,000	13,701,948
National Australia Bank
2.750%, 03/09/2017	14,205,000	14,898,616
Nordea Bank AB
3.125%, 03/20/2017 (S)	19,655,000	20,559,484
ProLogis LP
4.500%, 08/15/2017	1,325,000	1,426,339
6.250%, 03/15/2017	13,645,000	15,627,932
7.625%, 08/15/2014	5,000,000	5,486,835
Prudential Covered Trust 2012-1
2.997%, 09/30/2015 (S)	18,945,000	19,682,396
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month LIBOR + 4.175%)
09/15/2042	12,740,000	13,058,500
Rabobank Nederland NV
3.375%, 01/19/2017	6,285,000	6,672,301
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	14,362,000	18,868,078
RBS Citizens Financial Group, Inc.
4.150%, 09/28/2022 (S)	3,225,000	3,231,789
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	9,410,000	9,523,221
Santander Holdings USA, Inc.
4.625%, 04/19/2016	2,595,000	2,719,010
Sberbank of Russia
6.125%, 02/07/2022 (S)	4,250,000	4,696,250
SunTrust Banks, Inc.
3.500%, 01/20/2017	19,735,000	21,186,292
Svenska Handelsbanken AB
2.875%, 04/04/2017	12,875,000	13,552,714
Swedbank AB
2.125%, 09/29/2017 (S)	12,825,000	12,836,727
TD Ameritrade Holding Corp.
4.150%, 12/01/2014	8,680,000	9,275,370
Teachers Insurance & Annuity Association of
America
6.850%, 12/16/2039 (S)	13,160,000	18,091,881
The Bear Stearns Companies LLC
7.250%, 02/01/2018	325,000	405,645
The Chubb Corp. (6.375% until 04/15/2017,
then 3 month LIBOR + 2.250%)
03/29/2067	16,865,000	17,961,225
The Goldman Sachs Group, Inc.
3.700%, 08/01/2015	8,920,000	9,408,325
6.150%, 04/01/2018	23,470,000	27,400,192
6.750%, 10/01/2037	15,975,000	17,130,743
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	3,160,000	3,617,625
U.S. Bancorp
3.442%, 02/01/2016	18,395,000	19,315,412
UBS AG
7.625%, 08/17/2022	12,675,000	13,255,236
Unum Group
7.125%, 09/30/2016	6,993,000	8,140,083
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	9,155,000	10,193,571
USB Realty Corp.
1.602%, 12/29/2049 (P)(Q)(S)	565,000	468,995
Ventas Realty LP
4.000%, 04/30/2019	9,330,000	9,973,201

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Ventas Realty LP (continued)
4.750%, 06/01/2021	$18,423,000	$20,251,685
Vornado Realty LP
4.250%, 04/01/2015	11,620,000	12,279,853
W.R. Berkley Corp.
5.600%, 05/15/2015	8,190,000	8,960,229
Wachovia Bank NA
5.850%, 02/01/2037	8,975,000	11,300,611
Wachovia Corp.
5.750%, 06/15/2017 to 02/01/2018	31,825,000	38,350,906
WEA Finance LLC
6.750%, 09/02/2019 (S)	7,480,000	9,071,639
Willis Group Holdings PLC
5.750%, 03/15/2021	9,650,000	10,899,260
Willis North America, Inc.
6.200%, 03/28/2017	9,218,000	10,506,842
7.000%, 09/29/2019	9,685,000	11,516,569

		1,291,956,686
Health Care - 0.5%
Medco Health Solutions, Inc.
7.125%, 03/15/2018	20,350,000	25,557,524
Quest Diagnostics, Inc.
6.400%, 07/01/2017	10,000,000	11,898,350
Watson Pharmaceuticals, Inc.
3.250%, 10/01/2022	4,575,000	4,634,754

		42,090,628
Industrials - 2.8%
Air Lease Corp.
4.500%, 01/15/2016 (S)	2,680,000	2,680,000
5.625%, 04/01/2017 (S)	2,585,000	2,636,700
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	2,607,360	2,776,838
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	7,109,790	7,749,671
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	3,521,845	3,803,593
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	3,996,261	4,375,906
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	14,108,674	15,731,171
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	2,948,923	3,147,975
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	17,825,407	19,697,075
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	2,999,221	3,276,649
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	8,941,427	9,701,448
Embraer Overseas, Ltd.
6.375%, 01/15/2020	7,410,000	8,484,450
ERAC USA Finance LLC
5.900%, 11/15/2015 (S)	12,576,000	14,128,407

42

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Northwest Airlines 2002-1 Class G-2 Pass
Through Trust
6.264%, 11/20/2021	$3,335,108	$3,518,539
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019	67,475	74,054
Odebrecht Finance, Ltd.
6.000%, 04/05/2023 (S)	10,765,000	11,949,150
7.125%, 06/26/2042 (S)	9,300,000	10,336,950
7.500%, 09/14/2015 (Q)(S)	5,520,000	5,865,000
Penske Truck Leasing Company LP
3.750%, 05/11/2017 (S)	13,655,000	14,011,027
Ryder System, Inc.
3.500%, 06/01/2017	14,670,000	15,538,919
Textron, Inc.
5.600%, 12/01/2017	6,839,000	7,577,126
6.200%, 03/15/2015	4,000,000	4,393,824
7.250%, 10/01/2019	6,440,000	7,601,377
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	9,288,924	10,635,818
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	5,100,000	5,393,250
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	12,010,000	13,841,525
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	11,845,000	13,740,200
Waste Management, Inc.
2.600%, 09/01/2016	4,735,000	4,971,366

		227,638,008
Information Technology - 0.5%
Computer Sciences Corp.
4.450%, 09/15/2022	6,345,000	6,343,121
Fiserv, Inc.
6.800%, 11/20/2017	10,005,000	11,927,471
Hewlett-Packard Company
4.375%, 09/15/2021	6,035,000	6,183,642
Xerox Corp.
2.950%, 03/15/2017	5,735,000	5,926,945
4.250%, 02/15/2015	11,927,000	12,667,142

		43,048,321
Materials - 2.0%
Alcoa, Inc.
5.400%, 04/15/2021	17,000,000	17,847,824
Allegheny Technologies, Inc.
5.950%, 01/15/2021	3,850,000	4,250,646
9.375%, 06/01/2019	6,989,000	9,031,319
ArcelorMittal
10.100%, 06/01/2019	10,110,000	11,647,256
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	16,420,000	18,883,000
CF Industries, Inc.
6.875%, 05/01/2018	5,040,000	6,129,900
7.125%, 05/01/2020	12,035,000	15,103,925
Georgia-Pacific LLC
7.250%, 06/01/2028	4,420,000	5,597,789
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	9,055,000	10,036,254
International Paper Company
7.950%, 06/15/2018	13,633,000	17,550,729
9.375%, 05/15/2019	8,915,000	12,056,967

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Teck Resources, Ltd.
10.750%, 05/15/2019	$2,417,000	$2,912,727
Vale Overseas, Ltd.
6.875%, 11/10/2039	7,075,000	8,260,791
Xstrata Canada Financial Corp.
3.600%, 01/15/2017 (S)	19,690,000	20,599,186

		159,908,313
Telecommunication Services - 2.2%
Alltel Corp.
7.000%, 03/15/2016	11,111,000	13,321,278
American Tower Corp.
4.700%, 03/15/2022	11,575,000	12,699,859
CenturyLink, Inc.
6.450%, 06/15/2021	7,735,000	8,730,719
7.600%, 09/15/2039	7,775,000	8,230,778
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	15,605,000	17,563,724
6.113%, 01/15/2020 (S)	12,065,000	14,533,523
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)	14,475,000	15,272,616
GTP Towers Issuer LLC
4.436%, 02/15/2015 (S)	5,280,000	5,487,340
Qwest Communications International, Inc.
8.000%, 10/01/2015	6,315,000	6,597,198
Qwest Corp.
7.500%, 10/01/2014	13,207,000	14,734,429
SBA Tower Trust
2.933%, 12/15/2017 (S)	11,355,000	11,674,496
5.101%, 04/17/2017 (S)	11,983,000	13,355,593
Telecom Italia Capital SA
5.250%, 11/15/2013	5,000,000	5,156,250
6.999%, 06/04/2018	7,350,000	8,103,375
7.200%, 07/18/2036	8,125,000	7,962,500
Telefonica Emisiones SAU
2.582%, 04/26/2013	15,000,000	15,018,750

		178,442,428
Utilities - 1.6%
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)	13,080,000	14,400,334
Beaver Valley II Funding
9.000%, 06/01/2017	6,144,000	6,311,854
Commonwealth Edison Company
5.800%, 03/15/2018	19,749,000	24,226,849
Exelon Generation Company LLC
5.600%, 06/15/2042 (S)	5,810,000	6,244,036
6.250%, 10/01/2039	5,200,000	6,022,442
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month LIBOR + 2.120%)
12/01/2066	16,785,000	17,624,250
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	4,435,000	4,823,794
ITC Holdings Corp.
6.050%, 01/31/2018 (S)	4,760,000	5,647,788
Oncor Electric Delivery Company LLC
5.000%, 09/30/2017	5,600,000	6,360,950
PNPP II Funding Corp.
9.120%, 05/30/2016	713,000	750,625
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)	10,295,000	10,836,826
Salton Sea Funding Corp., Series F
7.475%, 11/30/2018	13,440	13,832

43

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Southern California Edison Company (6.250%
to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	$6,275,000	$6,814,525
W3A Funding Corp.
8.090%, 01/02/2017	88,465	91,872
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month LIBOR + 2.113%)
05/15/2067	16,330,000	17,391,450

		127,561,427

TOTAL CORPORATE BONDS (Cost $2,513,301,823)		$2,680,579,484

MUNICIPAL BONDS - 0.2%
State of California 7.600%, 11/01/2040	6,525,000	9,057,614
State of Illinois 5.100%, 06/01/2033	10,215,000	9,910,082

TOTAL MUNICIPAL BONDS (Cost $16,674,769)		$18,967,696

CAPITAL PREFERRED SECURITIES - 1.1%
Financials - 1.1%
Allfirst Preferred Capital Trust
1.955%, 07/15/2029 (P)	55,000	42,629
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month LIBOR + 1.368%)
04/15/2037	18,976,000	19,023,440
MetLife Capital Trust X
9.250%, 04/08/2038 (S)	7,305,000	9,642,600
PNC Financial Services Group, Inc. (6.750%
to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	4,445,000	4,967,421
PNC Preferred Funding Trust III (8.700% to
03/15/2013, then 3 month LIBOR + 5.226%)
03/15/2013 (Q)(S)	19,980,000	20,282,297
Sovereign Capital Trust VI
7.908%, 06/13/2036	275,000	279,125
State Street Capital Trust III
5.379%, 01/29/2049 (P)	14,567,000	14,568,894
State Street Capital Trust IV
1.389%, 06/15/2037 (P)	19,925,000	14,759,683
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month LIBOR + 2.000%)
12/15/2065 (S)	6,225,000	6,598,500

		90,164,589

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $89,041,092)		$90,164,589

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.3%

COMMERCIAL & RESIDENTIAL - 0.1%
American Tower Trust
Series 2007-1A, Class C,
5.615%, 04/15/2037 (S)	1,735,000	1,817,310
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	4,125,000	4,307,255
Morgan Stanley Capital I, Series 2007-IQ13,
Class A4 5.364%, 03/15/2044	325,000	370,707

U.S. GOVERNMENT AGENCY - 11.2%
Federal Home Loan Mortgage Corp.,
Series 4113, Class JH 3.000%, 07/15/2039	53,520,000	56,589,038
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO,
1.606%, 12/25/2021 (P)	80,820,410	8,078,242

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K018, Class X1 IO,
1.613%, 01/25/2022 (P)	$110,951,025	$11,176,984
Series K708, Class X1 IO,
1.645%, 01/25/2019 (P)	167,325,629	13,494,979
Series K709, Class X1 IO,
1.678%, 03/25/2019 (P)	97,359,793	8,079,792
Series K707, Class X1 IO,
1.696%, 12/25/2018 (P)	66,190,308	5,369,953
Series K710, Class X1 IO,
1.915%, 05/25/2019 (P)	73,898,029	7,224,641
Series 3833, Class LI IO,
2.074%, 10/15/2040 (P)	100,243,720	6,222,950
Series 4094, Class QA,
3.000%, 11/15/2039	25,439,262	27,069,486
Series 4068, Class BH,
3.000%, 06/15/2040	32,013,770	33,419,431
Series 4060, Class HC,
3.000%, 03/15/2041	35,914,573	37,606,329
Series 4074, Class PA,
3.000%, 05/15/2041	36,953,424	38,887,751
Series 4065, Class QA,
3.000%, 08/15/2041	25,852,642	27,101,583
Series 4088, Class CA,
3.000%, 03/15/2042	36,625,105	38,684,974
Series 3956, Class DJ,
3.250%, 10/15/2036	54,947,970	56,500,744
Series 3972, Class PL IO,
3.500%, 11/15/2031	11,321,353	1,359,104
Series 4068, Class AP,
3.500%, 06/15/2040	38,693,919	41,710,574
Series 4027, Class TA,
3.500%, 07/15/2041	45,538,594	48,521,508
Series 4023, Class EA,
3.500%, 08/15/2041	22,620,331	24,145,303
Series 3630, Class BI IO,
4.000%, 05/15/2027	2,235,346	89,608
Series 3738, Class IC IO,
4.000%, 08/15/2029	12,256,594	1,004,962
Series 3738, Class MI IO,
4.000%, 09/15/2034	35,085,743	1,495,839
Series 3908, Class PA,
4.000%, 06/15/2039	15,550,850	16,757,113
Series 3943, Class DI IO,
4.000%, 11/15/2039	43,923,261	6,352,665
Series 3609, Class LI IO,
4.500%, 12/15/2024	22,731,962	1,825,247
Series 3623, Class LI IO,
4.500%, 01/15/2025	3,572,395	285,558
Series 3747, Class HI IO,
4.500%, 07/15/2037	82,647,659	9,585,104
Series 3699, Class MI IO,
4.500%, 01/15/2038	39,068,831	4,636,423
Series 3794, Class PI IO,
4.500%, 02/15/2038	20,392,721	1,862,836
Series 3714, Class KI IO,
4.500%, 11/15/2039	26,069,038	2,639,107
Series 3927, Class IP IO,
4.500%, 06/15/2040	18,537,128	2,629,126
Series 3947, Class PA,
4.500%, 01/15/2041	17,623,829	19,808,919
Series 3934, Class PI IO,
4.500%, 07/15/2041	25,995,274	4,258,936
Series 4030, Class BI IO,
5.000%, 01/15/2042	23,204,706	4,357,099

44

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4077, Class IK IO,
5.000%, 07/15/2042	$30,526,122	$8,803,083
Series 3581, Class IO IO,
6.000%, 10/15/2039	3,282,859	497,387
Federal National Mortgage Association
Series 2012-110, Class MA,
3.000%, 07/25/2041	38,705,000	41,372,016
Series 2012-67, Class KG,
3.500%, 02/25/2041	11,803,193	12,975,002
Series 2011-146, Class MA,
3.500%, 08/25/2041	28,040,874	30,174,504
Series 2012-98, Class JP,
3.500%, 03/25/2042	34,831,879	37,879,668
Series 2010-93, Class AI IO,
4.000%, 08/25/2020	8,478,408	579,472
Series 2010-14, Class IA IO,
4.000%, 08/25/2027	8,288,729	345,704
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	5,386,698	224,667
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	6,364,636	303,443
Series 2011-71, Class BA,
4.000%, 05/25/2037	23,308,995	24,912,211
Series 2009-66, Class EK,
4.000%, 09/25/2039	21,455,493	22,419,274
Series 402, Class 4 IO,
4.000%, 10/25/2039	12,699,023	1,612,663
Series 402, Class 3 IO,
4.000%, 11/25/2039	8,657,394	1,174,604
Series 2010-23, Class KA,
4.000%, 02/25/2040	13,766,360	14,396,405
Series 2011-49, Class LA,
4.000%, 05/25/2041	27,885,554	30,251,448
Series 398, Class C3 IO,
4.500%, 05/25/2039	10,050,038	1,452,903
Series 401, Class C2 IO,
4.500%, 06/25/2039	5,485,634	767,096
Series 402, Class 7 IO,
4.500%, 11/25/2039	16,596,418	2,357,156
Series 402, Class 8 IO,
4.500%, 11/25/2039	19,766,498	2,724,116
Series 2011-73, Class PI IO,
4.500%, 05/25/2041	13,012,934	2,136,393
Series 2012-21, Class IQ IO,
4.500%, 09/25/2041	43,446,971	7,255,501
Series 2008-17, Class DP,
4.750%, 02/25/2038	18,274,941	19,894,576
Series 2010-13, Class KI IO,
5.000%, 12/25/2018	10,651,005	895,501
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	5,952,743	574,179
Series 2010-45, Class AI IO,
5.000%, 02/25/2021	20,621,123	1,918,103
Series 366, Class 24 IO,
5.000%, 10/01/2035	9,704,769	924,291
Series 2010-68, Class CI IO,
5.000%, 11/25/2038	26,019,008	3,747,153
Series 407, Class 21 IO,
5.000%, 01/25/2039	18,743,386	1,956,692
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	11,188,686	1,406,077
Series 407, Class 15 IO,
5.000%, 01/25/2040	24,876,084	3,565,029
Series 407, Class 16 IO,
5.000%, 01/25/2040	5,258,064	655,245

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY (continued)
Federal National Mortgage
Association (continued)
Series 407, Class 17 IO,
5.000%, 01/25/2040 (P)	$4,802,481	$682,855
Series 407, Class 7 IO,
5.000%, 03/25/2041	18,393,656	3,377,666
Series 407, Class 8 IO,
5.000%, 03/25/2041	8,440,400	1,390,159
Series 407, Class C6 IO,
5.500%, 01/25/2040	43,302,977	7,554,393
Government National Mortgage Association
Series 2012-114, Class IO,
1.024%, 01/16/2053 (P)	58,625,000	5,656,396
Series 2009-103, Class DC,
3.500%, 09/16/2039	9,539,234	10,118,933
Series 2009-69, Class PC,
4.000%, 07/16/2039	14,793,978	15,731,206
Series 2009-40, Class BI IO,
4.500%, 09/20/2036	34,033,942	2,834,636
Series 2009-123, Class DI, IO,
4.500%, 07/20/2037	11,979,061	979,918
Series 2010-78, Class AI IO,
4.500%, 04/20/2039	16,864,908	1,070,146
Series 5927, Class AI,
4.500%, 08/01/2041	5,328,852	5,854,868

		904,234,646

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $937,025,223)		$910,729,918

ASSET BACKED SECURITIES - 0.1%
Asset Backed Funding Certificates,
Series 2005-HE1, Class M1
0.637%, 03/25/2035 (P)	7,248,885	5,863,051
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.566%, 02/28/2041 (P)	1,313,768	1,235,413

TOTAL ASSET BACKED SECURITIES (Cost $7,468,140)		$7,098,464

PREFERRED SECURITIES - 0.2%
Financials - 0.2%
PNC Financial Services Group, Inc.,
6.125%	534,775	14,690,269

TOTAL PREFERRED SECURITIES (Cost $13,369,375)		$14,690,269

SECURITIES LENDING COLLATERAL - 0.3%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	2,549,464	25,516,568

TOTAL SECURITIES LENDING
COLLATERAL (Cost $25,515,293)		$25,516,568

SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreement - 0.6%
Repurchase Agreement with State Street Corp.
dated 09/28/2012 at 0.010% to be
repurchased at $50,000,042 on 10/01/2012,
collateralized by $48,630,000 U.S. Treasury
Notes, 1.750% due 05/30/2016 (valued at
$51,000,713, including interest) *	$50,000,000	$50,000,000

45

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency - 0.2%
Federal Home Loan Bank Discount Note,
0.0010%, 10/01/2012	$12,500,000	$12,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $62,500,000)		$62,500,000

Total Investments (Bond Trust) (Cost $7,721,306,938) - 98.1%		$7,929,369,860
Other assets and liabilities, net - 1.9%		152,987,110

TOTAL NET ASSETS - 100.0%		$8,082,356,970

Bond PS Series
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 49.2%
U.S. Government - 18.1%
U.S. Treasury, Bond 3.000%, 05/15/2042	$3,795,000	$3,940,872
U.S. Treasury Notes
0.500%, 07/31/2017	3,820,000	3,802,092
0.625%, 08/31/2017	2,000,000	2,001,718
0.875%, 11/30/2016 to 04/30/2017	11,070,000	11,241,461
1.000%, 03/31/2017 to 06/30/2019	6,425,000	6,497,236
1.625%, 08/15/2022	11,764,000	11,754,812
U.S. Treasury Strips, PO 3.227%, 11/15/2030	995,000	609,207

		39,847,398
U.S. Government Agency - 31.1%
Federal Home Loan Mortgage Corp.
1.750%, 05/30/2019	810,000	839,149
2.682%, 11/01/2041 (P)	1,247,818	1,300,973
3.000%, 07/01/2042 to 08/01/2042	1,011,015	1,066,777
3.500%, 05/01/2042	2,259,674	2,427,208
4.000%, TBA	1,250,000	1,343,652
4.000%, 11/01/2041	4,102,876	4,403,379
4.500%, 06/01/2039 to 10/01/2040	2,423,912	2,605,677
5.000%, 04/01/2041	608,811	662,819
5.500%, 10/01/2039	585,563	637,303
6.500%, 12/01/2036 to 09/01/2039	1,843,917	2,065,322
Federal National Mortgage Association
1.919%, 08/01/2042 (P)	1,990,712	2,063,838
2.498%, 02/01/2042 (P)	529,161	554,963
2.616%, 02/01/2042 (P)	645,426	678,900
2.994%, 02/01/2042 (P)	557,241	596,074
3.000%, TBA	4,000,000	4,212,493
3.000%, 08/01/2042	707,885	747,896
3.000%, 09/01/2042	1,155,000	1,220,283
3.500%, TBA	900,000	965,039
3.500%, 06/01/2042 to 11/25/2042	8,680,485	8,108,591
3.907%, 02/01/2040 (P)	659,231	708,192
4.000%, 09/01/2041	1,612,981	1,784,424
4.500%, 09/01/2039 to 02/01/2042	7,751,697	8,450,202
5.000%, 04/01/2035 to 07/01/2041	12,576,810	13,799,483
5.500%, 05/01/2038 to 01/01/2039	1,482,839	1,623,014
6.000%, 01/01/2037 to 06/01/2040	2,757,379	3,050,298
6.500%, 10/01/2037 to 11/01/2037	1,438,186	1,615,771
Government National Mortgage Association
4.000%, 05/15/2041	687,348	758,338

		68,290,058

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $106,927,990)		$108,137,456

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 0.1%
South Korea - 0.1%
Korea Development Bank 4.000%, 09/09/2016 $	300,000	$326,059

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $326,478)		$326,059

CORPORATE BONDS - 34.8%
Consumer Discretionary - 3.5%
Best Buy Company, Inc.
7.000%, 07/15/2013	270,000	277,993
CBS Corp.
7.875%, 07/30/2030	395,000	537,736
Daimler Finance North America LLC
2.625%, 09/15/2016 (S)	480,000	500,878
DIRECTV Holdings LLC
3.500%, 03/01/2016	672,000	715,206
Expedia, Inc.
5.950%, 08/15/2020	375,000	413,695
Ford Motor Credit Company LLC
4.250%, 09/20/2022	200,000	203,852
5.000%, 05/15/2018	965,000	1,053,772
8.000%, 12/15/2016	285,000	340,724
Grupo Televisa SAB
6.625%, 01/15/2040	220,000	290,575
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)	380,000	409,697
Hyundai Motor Manufacturing
4.500%, 04/15/2015 (S)	200,000	213,661
Kia Motors Corp.
3.625%, 06/14/2016 (S)	200,000	210,375
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	193,000	207,939
Mattel, Inc.
2.500%, 11/01/2016	215,000	224,715
News America, Inc.
6.150%, 03/01/2037 to 02/15/2041	295,000	359,507
6.400%, 12/15/2035	90,000	111,642
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (S)	370,000	373,364
QVC, Inc.
5.125%, 07/02/2022 (S)	60,000	63,225
Staples, Inc.
9.750%, 01/15/2014	300,000	331,918
The Interpublic Group of Companies, Inc.
10.000%, 07/15/2017	175,000	194,469
Time Warner Cable, Inc.
6.750%, 07/01/2018	425,000	534,626
UBM PLC
5.750%, 11/03/2020 (S)	105,000	109,937

		7,679,506
Consumer Staples - 1.1%
Bunge, Ltd. Finance Corp.
4.100%, 03/15/2016	250,000	267,960
8.500%, 06/15/2019	265,000	335,812
Pernod-Ricard SA
2.950%, 01/15/2017 (S)	285,000	297,400
SABMiller Holdings, Inc.
2.450%, 01/15/2017 (S)	250,000	261,544
Safeway, Inc.
3.400%, 12/01/2016	460,000	481,695
7.250%, 02/01/2031	255,000	272,215
The Kroger Company
6.400%, 08/15/2017	425,000	514,435

		2,431,061

46

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy - 3.2%
DCP Midstream LLC
9.750%, 03/15/2019 (S)	$425,000	$546,385
Energy Transfer Partners LP
5.200%, 02/01/2022	275,000	305,125
5.950%, 02/01/2015	225,000	247,010
9.700%, 03/15/2019	275,000	363,441
Enterprise Products Operating LLC
6.500%, 01/31/2019	955,000	1,184,466
6.650%, 04/15/2018	150,000	184,446
Kerr-McGee Corp.
6.950%, 07/01/2024	605,000	781,212
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	270,000	350,928
NuStar Logistics LP
7.900%, 04/15/2018	225,000	255,186
ONEOK Partners LP
6.150%, 10/01/2016	318,000	370,991
Petrohawk Energy Corp.
6.250%, 06/01/2019	595,000	670,488
Petroleos Mexicanos
4.875%, 01/24/2022	310,000	350,300
Spectra Energy Capital LLC
5.668%, 08/15/2014	122,000	132,063
6.200%, 04/15/2018	215,000	260,108
TransCanada Pipelines, Ltd. (6.350% to
5-15-17, then 3 month LIBOR + 2.210%)
05/15/2067	350,000	374,339
Weatherford International, Inc.
6.800%, 06/15/2037	100,000	109,568
Williams Partners LP
7.250%, 02/01/2017	475,000	577,720

		7,063,776
Financials - 16.8%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	495,000	514,902
Aflac, Inc.
8.500%, 05/15/2019	345,000	462,166
American Express Company
7.000%, 03/19/2018	65,000	82,284
American International Group, Inc.
3.800%, 03/22/2017	140,000	150,617
8.250%, 08/15/2018	285,000	366,573
Aon Corp.
8.205%, 01/01/2027	130,000	162,791
AXA SA
8.600%, 12/15/2030	250,000	302,530
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	350,000	315,000
Banco de Credito del Peru
4.750%, 03/16/2016 (S)	250,000	263,750
Bank of America Corp.
6.500%, 08/01/2016	190,000	219,775
Bank of America NA
5.300%, 03/15/2017	100,000	111,067
6.000%, 10/15/2036	250,000	293,776
Barclays Bank PLC
5.000%, 09/22/2016	515,000	572,069
6.050%, 12/04/2017 (S)	505,000	543,536
10.179%, 06/12/2021 (S)	105,000	136,409
BB&T Corp.
2.150%, 03/22/2017	250,000	259,499
BioMed Realty LP
6.125%, 04/15/2020	50,000	58,072

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Boston Properties LP
3.700%, 11/15/2018	$185,000	$200,652
Brandywine Operating Partnership LP
7.500%, 05/15/2015	355,000	401,625
Capital One Financial Corp.
6.150%, 09/01/2016	540,000	616,520
6.750%, 09/15/2017	320,000	392,020
Citigroup, Inc.
5.850%, 12/11/2034	71,000	83,937
CNA Financial Corp.
5.850%, 12/15/2014	260,000	282,100
6.500%, 08/15/2016	275,000	316,861
7.250%, 11/15/2023	415,000	512,544
CubeSmart LP
4.800%, 07/15/2022	180,000	194,815
Discover Bank
7.000%, 04/15/2020	250,000	301,178
Discover Financial Services
5.200%, 04/27/2022 (S)	450,000	493,163
First Horizon National Corp.
5.375%, 12/15/2015	745,000	815,066
General Electric Capital Corp.
4.375%, 09/16/2020	310,000	341,939
5.625%, 05/01/2018	395,000	465,937
6.000%, 08/07/2019	485,000	590,003
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	370,000	406,220
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	130,000	147,150
6.000%, 01/15/2019	129,000	146,388
6.300%, 03/15/2018	350,000	405,626
6.625%, 03/30/2040	80,000	96,470
HCP, Inc.
5.625%, 05/01/2017	455,000	515,986
6.300%, 09/15/2016	135,000	154,688
Health Care REIT, Inc.
4.700%, 09/15/2017	185,000	204,227
4.950%, 01/15/2021	110,000	120,269
6.125%, 04/15/2020	525,000	610,502
6.200%, 06/01/2016	50,000	56,419
Healthcare Realty Trust, Inc.
6.500%, 01/17/2017	425,000	484,454
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	290,000	302,347
5.750%, 11/16/2020 (S)	200,000	212,861
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	255,000	297,075
Jefferies Group, Inc.
6.875%, 04/15/2021	325,000	349,781
8.500%, 07/15/2019	145,000	166,388
JPMorgan Chase & Company
3.450%, 03/01/2016	65,000	69,318
4.250%, 10/15/2020	610,000	666,619
6.000%, 01/15/2018	780,000	930,181
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month LIBOR + 3.470%)
04/30/2018 (Q)	185,000	210,110
Liberty Mutual Group, Inc.
4.950%, 05/01/2022 (S)	159,000	166,352
5.000%, 06/01/2021 (S)	490,000	518,043
6.500%, 05/01/2042 (S)	200,000	216,744
Lincoln National Corp.
4.200%, 03/15/2022	175,000	183,002
8.750%, 07/01/2019	225,000	294,860

47

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Lincoln National Corp. (6.050% to
04/20/2017, then 3 month LIBOR + 2.040%)
04/20/2067	$305,000	$298,519
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	150,000	160,547
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	300,000	321,507
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	545,000	653,126
7.750%, 05/14/2038	315,000	395,992
Moody’s Corp.
4.500%, 09/01/2022	195,000	206,791
Morgan Stanley
5.550%, 04/27/2017	520,000	570,203
5.750%, 01/25/2021	430,000	472,084
6.000%, 04/28/2015	145,000	157,144
6.375%, 07/24/2042	275,000	303,215
7.300%, 05/13/2019	425,000	501,579
National Australia Bank
2.750%, 03/09/2017	310,000	325,137
Nordea Bank AB
3.125%, 03/20/2017 (S)	550,000	575,310
ProLogis LP
4.500%, 08/15/2017	200,000	215,296
6.250%, 03/15/2017	310,000	355,050
7.625%, 08/15/2014	100,000	109,737
Prudential Covered Trust 2012-1
2.997%, 09/30/2015 (S)	435,000	451,932
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month LIBOR + 4.175%)
09/15/2042	315,000	322,875
Rabobank Nederland NV
3.375%, 01/19/2017	645,000	684,747
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
12/29/2049 (S)	375,000	492,656
RBS Citizens Financial Group, Inc.
4.150%, 09/28/2022 (S)	105,000	105,221
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	555,000	561,678
Santander Holdings USA, Inc.
4.625%, 04/19/2016	250,000	261,947
Sberbank of Russia
6.125%, 02/07/2022 (S)	250,000	276,250
SunTrust Banks, Inc.
3.500%, 01/20/2017	615,000	660,226
Svenska Handelsbanken AB
2.875%, 04/04/2017	535,000	563,161
Swedbank AB
2.125%, 09/29/2017 (S)	365,000	365,334
TD Ameritrade Holding Corp.
4.150%, 12/01/2014	220,000	235,090
Teachers Insurance & Annuity Association of
America
6.850%, 12/16/2039 (S)	365,000	501,789
The Chubb Corp. (6.375% until 04/15/2017,
then 3 month LIBOR + 2.250%)
03/29/2067	420,000	447,300
The Goldman Sachs Group, Inc.
3.700%, 08/01/2015	170,000	179,307
6.150%, 04/01/2018	680,000	793,870
6.750%, 10/01/2037	430,000	461,109
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	15,000	17,172

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
U.S. Bancorp
3.442%, 02/01/2016	$370,000	$388,513
UBS AG
7.625%, 08/17/2022	320,000	334,649
Unum Group
7.125%, 09/30/2016	250,000	291,008
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	220,000	244,957
USB Realty Corp.
1.602%, 01/15/2017 (P)(Q)(S)	100,000	83,008
Ventas Realty LP
4.000%, 04/30/2019	335,000	358,095
4.750%, 06/01/2021	555,000	610,090
Vornado Realty LP
4.250%, 04/01/2015	265,000	280,048
W.R. Berkley Corp.
5.600%, 05/15/2015	172,000	188,176
Wachovia Bank NA
5.850%, 02/01/2037	200,000	251,824
Wachovia Corp.
5.750%, 06/15/2017 to 02/01/2018	930,000	1,120,745
WEA Finance LLC
6.750%, 09/02/2019 (S)	155,000	187,982
Willis Group Holdings PLC
5.750%, 03/15/2021	250,000	282,364
Willis North America, Inc.
6.200%, 03/28/2017	180,000	205,167
7.000%, 09/29/2019	250,000	297,279

		36,882,062
Health Care - 0.5%
Medco Health Solutions, Inc.
7.125%, 03/15/2018	565,000	709,582
Quest Diagnostics, Inc.
6.400%, 07/01/2017	250,000	297,459
Watson Pharmaceuticals, Inc.
3.250%, 10/01/2022	125,000	126,633

		1,133,674
Industrials - 3.2%
Air Lease Corp.
4.500%, 01/15/2016 (S)	75,000	75,000
5.625%, 04/01/2017 (S)	55,000	56,100
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	99,454	108,405
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	28,630	30,563
Continental Airlines 2012-2 Class B Pass Thru
Certificates
5.500%, 10/29/2020	2,000,000	2,045,000
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	553,562	611,686
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	63,904	69,815
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	204,801	222,209
Embraer Overseas, Ltd.
6.375%, 01/15/2020	180,000	206,100
ERAC USA Finance LLC
5.900%, 11/15/2015 (S)	248,000	278,614

48

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Odebrecht Finance, Ltd.
6.000%, 04/05/2023 (S)	$400,000	$444,000
7.125%, 06/26/2042 (S)	400,000	444,600
7.500%, 09/14/2015 (Q)(S)	100,000	106,250
Penske Truck Leasing Company LP
3.750%, 05/11/2017 (S)	520,000	533,558
Ryder System, Inc.
3.500%, 06/01/2017	330,000	349,546
Textron, Inc.
5.600%, 12/01/2017	150,000	166,189
6.200%, 03/15/2015	70,000	76,892
7.250%, 10/01/2019	145,000	171,149
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	139,533	159,766
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	100,000	105,750
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	300,000	345,750
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	300,000	348,000
Waste Management, Inc.
2.600%, 09/01/2016	85,000	89,243

		7,044,185
Information Technology - 0.6%
Computer Sciences Corp.
4.450%, 09/15/2022	175,000	174,948
Fiserv, Inc.
6.800%, 11/20/2017	335,000	399,371
Hewlett-Packard Company
4.375%, 09/15/2021	265,000	271,527
Xerox Corp.
2.950%, 03/15/2017	280,000	289,371
4.250%, 02/15/2015	260,000	276,135

		1,411,352
Materials - 2.2%
Alcoa, Inc.
5.400%, 04/15/2021	420,000	440,946
Allegheny Technologies, Inc.
5.950%, 01/15/2021	300,000	331,219
9.375%, 06/01/2019	300,000	387,666
ArcelorMittal
10.100%, 06/01/2019	275,000	316,815
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	600,000	690,000
CF Industries, Inc.
6.875%, 05/01/2018	250,000	304,063
7.125%, 05/01/2020	335,000	420,425
Georgia-Pacific LLC
7.250%, 06/01/2028	90,000	113,982
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	180,000	199,506
International Paper Company
7.950%, 06/15/2018	400,000	514,948
9.375%, 05/15/2019	200,000	270,487
Teck Resources, Ltd.
10.750%, 05/15/2019	30,000	36,153
Vale Overseas, Ltd.
6.875%, 11/10/2039	190,000	221,845
Xstrata Canada Financial Corp.
3.600%, 01/15/2017 (S)	470,000	491,702

		4,739,757

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services - 2.3%
Alltel Corp.
7.000%, 03/15/2016	$292,000	$350,087
American Tower Corp.
4.700%, 03/15/2022	350,000	384,013
CenturyLink, Inc.
6.450%, 06/15/2021	410,000	462,779
7.600%, 09/15/2039	190,000	201,138
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	435,000	489,601
6.113%, 01/15/2020 (S)	200,000	240,920
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)	450,000	474,796
GTP Towers Issuer LLC
4.436%, 02/15/2015 (S)	250,000	259,817
Qwest Communications International, Inc.
8.000%, 10/01/2015	220,000	229,831
Qwest Corp.
7.500%, 10/01/2014	250,000	278,913
SBA Tower Trust
2.933%, 12/15/2017 (S)	275,000	282,738
5.101%, 04/17/2017 (S)	380,000	423,527
Telecom Italia Capital SA
5.250%, 11/15/2013	85,000	87,656
6.999%, 06/04/2018	250,000	275,625
7.200%, 07/18/2036	150,000	147,000
Telefonica Emisiones SAU
2.582%, 04/26/2013	400,000	400,500

		4,988,941
Utilities - 1.4%
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)	405,000	445,882
Commonwealth Edison Company
5.800%, 03/15/2018	655,000	803,513
Exelon Generation Company LLC
5.600%, 06/15/2042 (S)	145,000	155,832
6.250%, 10/01/2039	105,000	121,607
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month LIBOR + 2.120%)
12/01/2066	225,000	236,250
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	100,000	108,767
Oncor Electric Delivery Company LLC
5.000%, 09/30/2017	300,000	340,765
PNPP II Funding Corp.
9.120%, 05/30/2016	81,000	85,274
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)	290,000	305,263
Southern California Edison Company (6.250%
to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	105,000	114,028
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month LIBOR + 2.113%)
05/15/2067	300,000	319,500

		3,036,681

TOTAL CORPORATE BONDS (Cost $73,079,737)		$76,410,995

CAPITAL PREFERRED SECURITIES - 0.9%
Financials - 0.9%
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month LIBOR + 1.368%)
04/15/2037	375,000	375,938

49

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
MetLife Capital Trust X
9.250%, 04/08/2038 (S)	$270,000	$356,400
PNC Financial Services Group, Inc. (6.750%
to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	90,000	100,578
PNC Preferred Funding Trust III (8.700% to
03/15/2013, then 3 month LIBOR + 5.226%)
03/15/2013 (Q)(S)	475,000	482,187
State Street Capital Trust III
5.379%, 10/04/2012 (P)(Q)	180,000	180,023
State Street Capital Trust IV
1.389%, 06/15/2037 (P)	465,000	344,454
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month LIBOR + 2.000%)
12/15/2065 (S)	75,000	79,500

		1,919,080

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,860,446)		$1,919,080

MUNICIPAL BONDS - 0.2%
State of California 7.600%, 11/01/2040	160,000	222,102
State of Illinois 5.100%, 06/01/2033	240,000	232,836

TOTAL MUNICIPAL BONDS (Cost $416,857)		$454,938

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.8%
Commercial & Residential - 0.2%
American Tower Trust
Series 2007-1A, Class C,
5.615%, 04/15/2037 (S)	260,000	272,335
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	115,000	120,081

		392,416
U.S. Government Agency - 10.6%
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO,
1.606%, 12/25/2021	1,951,799	195,088
Series K018, Class X1 IO,
1.613%, 01/25/2022	2,218,323	223,469
Series K708, Class X1 IO,
1.645%, 01/25/2019	3,572,238	288,105
Series K709, Class X1 IO,
1.678%, 03/25/2019	2,162,108	179,431
Series K707, Class X1 IO,
1.696%, 12/25/2018	1,382,917	112,195
Series K710, Class X1 IO,
1.915%, 05/25/2019	1,759,001	171,969
Series 4094, Class QA,
3.000%, 11/15/2039	996,446	1,060,301
Series 4068, Class BH,
3.000%, 06/15/2040	711,966	743,227
Series 4060, Class HC,
3.000%, 03/15/2041	826,867	865,817
Series 4074, Class PA,
3.000%, 05/15/2041	1,310,722	1,379,332
Series 4065, Class QA,
3.000%, 08/15/2041	567,225	594,628
Series 4088, Class CA,
3.000%, 03/15/2042	1,321,756	1,396,094
Series 4113, Class JH,
3.000%, 09/01/2042	1,480,000	1,564,869

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3956, Class DJ,
3.250%, 10/15/2036	$1,296,849	$1,333,497
Series 3972, Class PL IO,
3.500%, 11/15/2031	2,231,348	267,868
Series 4068, Class AP,
3.500%, 06/15/2040	856,126	922,871
Series 4027, Class TA,
3.500%, 07/15/2041	946,789	1,008,806
Series 4023, Class EA,
3.500%, 08/15/2041	959,947	1,024,663
Series 3908, Class PA,
4.000%, 06/15/2039	268,338	289,153
Series 3943, Class DI IO,
4.000%, 11/15/2039	1,913,157	276,702
Series 3940, Class PA,
4.000%, 02/15/2041	2,689,495	2,825,710
Series 3830, Class NI IO,
4.500%, 01/15/2036	2,581,761	258,945
Series 3927, Class IP IO,
4.500%, 06/15/2040	899,630	127,595
Series 3947, Class PA,
4.500%, 01/15/2041	468,719	526,833
Series 3934, Class PI IO,
4.500%, 07/15/2041	910,305	149,140
Series 4030, Class BI IO,
5.000%, 01/15/2042	473,759	88,957
Series 4077, Class IK IO,
5.000%, 07/15/2042	835,587	240,966
Federal National Mortgage Association
Series 2012-110, Class MA,
3.000%, 07/25/2041	1,060,000	1,133,041
Series 2012-67, Class KG,
3.500%, 02/25/2041	262,661	288,737
Series 2011-146, Class MA,
3.500%, 08/25/2041	1,002,454	1,078,731
Series 2012-98, Class JP,
3.500%, 03/25/2042	847,612	921,778
Series 2010-93, Class AI IO,
4.000%, 08/25/2020	256,921	17,560
Series 2011-71, Class BA,
4.000%, 05/25/2037	651,389	696,192
Series 2011-49, Class LA,
4.000%, 05/25/2041	129,392	140,370
Series 2011-73, Class PL IO,
4.500%, 05/25/2041	855,906	140,518
Series 2012-21, Class IQ IO,
4.500%, 09/25/2041	918,454	153,379
Series 407, Class 21 IO,
5.000%, 01/25/2039	87,750	9,161
Series 407, Class 15 IO,
5.000%, 01/25/2040	107,772	15,445
Series 407, Class 16 IO,
5.000%, 01/25/2040	60,092	7,489
Series 407, Class 17 IO,
5.000%, 01/25/2040	69,682	9,908
Series 407, Class C6 IO,
5.500%, 01/25/2040	1,893,937	330,406

50

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association,
Series 2012-114, Class IO
1.024%, 01/16/2053	$1,655,000	$159,682

		23,218,628

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $23,767,033)		$23,611,044

SHORT-TERM INVESTMENTS - 2.3%
U.S. Government - 2.3%
U.S. Treasury Bill 0.096%, 11/23/2012 *	5,060,000	5,059,285

TOTAL SHORT-TERM INVESTMENTS (Cost $5,059,285)		$5,059,285

Total Investments (Bond PS Series)
(Cost $211,437,826) - 98.3%		$215,918,857
Other assets and liabilities, net - 1.7%		3,632,799

TOTAL NET ASSETS - 100.0%		$219,551,656

Capital Appreciation Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 100.0%
Consumer Discretionary - 22.6%
Auto Components - 0.7%
BorgWarner, Inc. (I)(L)	118,412	$8,183,453
Hotels, Restaurants & Leisure - 4.6%
Chipotle Mexican Grill, Inc. (I)	43,521	13,819,658
Dunkin’ Brands Group, Inc. (L)	347,992	10,159,626
Starbucks Corp.	193,637	9,827,078
Yum! Brands, Inc.	242,936	16,116,374

		49,922,736
Internet & Catalog Retail - 5.0%
Amazon.com, Inc. (I)	148,039	37,649,278
priceline.com, Inc. (I)	27,024	16,720,560

		54,369,838
Media - 1.6%
The Walt Disney Company	329,096	17,205,139
Multiline Retail - 0.3%
Family Dollar Stores, Inc.	43,624	2,892,271
Specialty Retail - 3.6%
Inditex SA	183,094	22,730,350
TJX Companies, Inc.	373,832	16,743,935

		39,474,285
Textiles, Apparel & Luxury Goods - 6.8%
Burberry Group PLC-ADR	177,974	5,777,036
Coach, Inc.	266,107	14,907,314
Lululemon Athletica, Inc. (I)(L)	214,349	15,848,965
NIKE, Inc., Class B	222,311	21,099,537
Ralph Lauren Corp.	109,470	16,555,148

		74,188,000

		246,235,722
Consumer Staples - 6.8%
Food & Staples Retailing - 3.6%
Costco Wholesale Corp.	194,246	19,448,881

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Whole Foods Market, Inc.	197,338	$19,220,721

		38,669,602
Food Products - 1.6%
Kraft Foods, Inc. (I)	133,790	5,532,217
Mead Johnson Nutrition Company	157,388	11,533,393

		17,065,610
Personal Products - 1.6%
The Estee Lauder Companies, Inc., Class A	286,760	17,655,813

		73,391,025
Energy - 4.1%
Energy Equipment & Services - 1.5%
National Oilwell Varco, Inc.	209,798	16,806,918
Oil, Gas & Consumable Fuels - 2.6%
Concho Resources, Inc. (I)	151,456	14,350,456
Occidental Petroleum Corp.	159,862	13,757,724

		28,108,180

		44,915,098
Financials - 2.9%
Capital Markets - 2.2%
The Goldman Sachs Group, Inc.	211,639	24,059,122
Consumer Finance - 0.7%
American Express Company	134,864	7,668,367

		31,727,489
Health Care - 15.9%
Biotechnology - 4.5%
Alexion Pharmaceuticals, Inc. (I)	147,348	16,856,611
Biogen Idec, Inc. (I)	79,841	11,914,672
Gilead Sciences, Inc. (I)	84,771	5,622,860
Vertex Pharmaceuticals, Inc. (I)	257,492	14,406,677

		48,800,820
Health Care Providers & Services - 3.1%
Express Scripts Holding Company (I)	314,954	19,738,167
UnitedHealth Group, Inc.	247,539	13,716,136

		33,454,303
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	272,493	10,477,356
Illumina, Inc. (I)(L)	146,014	7,037,875

		17,515,231
Pharmaceuticals - 6.7%
Allergan, Inc.	173,610	15,899,204
Bristol-Myers Squibb Company	374,825	12,650,344
Novo Nordisk A/S, ADR	119,853	18,914,002
Perrigo Company (L)	83,854	9,741,319
Shire PLC, ADR	181,115	16,064,901

		73,269,770

		173,040,124
Industrials - 7.0%
Aerospace & Defense - 5.1%
Precision Castparts Corp.	143,630	23,460,524
The Boeing Company	242,423	16,877,489
United Technologies Corp.	185,237	14,502,205

		54,840,218
Electrical Equipment - 0.5%
Roper Industries, Inc.	51,504	5,659,775

51

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail - 1.4%
Union Pacific Corp.	130,180	$15,452,366

		75,952,359
Information Technology - 36.3%
Communications Equipment - 1.3%
QUALCOMM, Inc.	229,712	14,354,703
Computers & Peripherals - 10.5%
Apple, Inc.	124,143	82,835,658
EMC Corp. (I)	979,116	26,700,493
NetApp, Inc. (I)	152,639	5,018,770

		114,554,921
Internet Software & Services - 8.5%
Baidu, Inc., ADR (I)	143,629	16,778,740
Facebook, Inc., Class A (I)(L)	290,706	6,293,785
Google, Inc., Class A (I)	39,508	29,808,786
LinkedIn Corp., Class A (I)	140,116	16,869,966
Rackspace Hosting, Inc. (I)(L)	185,373	12,251,302
Tencent Holdings, Ltd., ADR	287,862	9,752,765
Youku.com, Inc., ADR (I)(L)	46,520	855,503

		92,610,847
IT Services - 7.3%
International Business Machines Corp.	103,747	21,522,315
Mastercard, Inc., Class A	74,168	33,485,369
Teradata Corp. (I)	73,316	5,528,760
Visa, Inc., Class A	137,091	18,408,579

		78,945,023
Semiconductors & Semiconductor Equipment - 3.0%
Altera Corp.	155,710	5,291,804
ARM Holdings PLC, ADR (L)	275,181	7,699,564
Avago Technologies, Ltd.	268,556	9,363,205
Broadcom Corp., Class A (I)	298,886	10,335,478

		32,690,051
Software - 5.7%
Intuit, Inc.	177,125	10,429,120
Red Hat, Inc. (I)	277,302	15,789,576
Salesforce.com, Inc. (I)(L)	131,544	20,085,453
Splunk, Inc. (I)	9,424	346,049
VMware, Inc., Class A (I)	160,367	15,513,904

		62,164,102

		395,319,647
Materials - 1.7%
Chemicals - 1.7%
Monsanto Company	207,666	18,901,759
Telecommunication Services - 2.7%
Diversified Telecommunication Services - 1.7%
American Tower Corp.	267,203	19,075,623
Wireless Telecommunication Services - 1.0%
Crown Castle International Corp. (I)	166,145	10,649,895

		29,725,518

TOTAL COMMON STOCKS (Cost $820,656,794)		$1,089,208,741

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 3.6%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	3,893,014	38,963,617

TOTAL SECURITIES LENDING
COLLATERAL (Cost $38,962,763)		$38,963,617

Total Investments (Capital Appreciation Trust)
(Cost $859,619,557) - 103.6%		$1,128,172,358
Other assets and liabilities, net - (3.6%)		(38,718,697)

TOTAL NET ASSETS - 100.0%		$1,089,453,661

Capital Appreciation Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 58.8%
Consumer Discretionary - 10.9%
Auto Components - 2.4%
Delphi Automotive PLC (I)	94,300	$2,923,300
Johnson Controls, Inc.	37,400	1,024,760
TRW Automotive Holdings Corp. (I)	90,100	3,938,271

		7,886,331
Automobiles - 0.7%
General Motors Company (I)	108,600	2,470,650
Leisure Equipment & Products - 0.7%
Hasbro, Inc. (L)	57,500	2,194,775
Media - 3.0%
The McGraw-Hill Companies, Inc.	55,000	3,002,450
The Walt Disney Company	135,900	7,104,851

		10,107,301
Multiline Retail - 2.1%
Dollar General Corp. (I)	97,100	5,004,534
Kohl’s Corp.	37,400	1,915,628

		6,920,162
Specialty Retail - 2.0%
AutoZone, Inc. (I)	6,700	2,476,789
Lowe’s Companies, Inc.	135,000	4,082,400

		6,559,189

		36,138,408
Consumer Staples - 6.7%
Beverages - 1.3%
Coca-Cola Enterprises, Inc.	29,400	919,338
PepsiCo, Inc.	47,800	3,382,806

		4,302,144
Food Products - 2.1%
General Mills, Inc.	85,000	3,387,250
Kellogg Company	70,000	3,616,200

		7,003,450
Household Products - 2.1%
The Procter & Gamble Company	99,137	6,876,142
Personal Products - 0.3%
Avon Products, Inc.	73,800	1,177,110
Tobacco - 0.9%
Philip Morris International, Inc.	34,100	3,066,954

		22,425,800

52

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 3.9%
Energy Equipment & Services - 0.5%
Oil States International, Inc. (I)	5,041	$400,573
Weatherford International, Ltd. (I)	113,100	1,434,108

		1,834,681
Oil, Gas & Consumable Fuels - 3.4%
Apache Corp.	18,700	1,616,989
Chevron Corp.	4,400	512,864
EOG Resources, Inc.	2,600	291,330
Exxon Mobil Corp.	21,600	1,975,320
Nexen, Inc.	30,300	767,802
Spectra Energy Corp.	49,800	1,462,128
The Williams Companies, Inc.	130,300	4,556,591

		11,183,024

		13,017,705
Financials - 6.9%
Capital Markets - 4.4%
BlackRock, Inc.	10,000	1,783,000
Invesco, Ltd.	262,800	6,567,372
Northern Trust Corp.	46,100	2,139,732
State Street Corp.	30,600	1,283,976
TD Ameritrade Holding Corp.	178,500	2,743,545

		14,517,625
Commercial Banks - 1.0%
U.S. Bancorp	95,700	3,282,510
Diversified Financial Services - 0.9%
JPMorgan Chase & Company	75,300	3,048,144
Insurance - 0.6%
XL Group PLC	80,000	1,922,400

		22,770,679
Health Care - 11.4%
Health Care Equipment & Supplies - 0.1%
Covidien PLC	3,300	196,086
DENTSPLY International, Inc.	1,000	38,140

		234,226
Health Care Providers & Services - 3.3%
AmerisourceBergen Corp.	62,000	2,400,020
Express Scripts Holding Company (I)	9,000	564,030
Henry Schein, Inc. (I)(L)	357	28,299
McKesson Corp.	11,600	997,948
Quest Diagnostics, Inc.	68,700	4,357,641
UnitedHealth Group, Inc.	47,600	2,637,516

		10,985,454
Life Sciences Tools & Services - 4.3%
Agilent Technologies, Inc.	39,800	1,530,310
Thermo Fisher Scientific, Inc.	217,700	12,807,291

		14,337,601
Pharmaceuticals - 3.7%
Pfizer, Inc.	491,970	12,225,455

		37,782,736
Industrials - 7.1%
Aerospace & Defense - 3.1%
Honeywell International, Inc.	20,600	1,230,850
United Technologies Corp.	114,200	8,940,718

		10,171,568
Industrial Conglomerates - 3.1%
Danaher Corp.	186,800	10,302,020

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery - 0.8%
Actuant Corp., Class A (L)	3,799	$108,727
Ingersoll-Rand PLC	28,300	1,268,406
Pall Corp.	22,800	1,447,572

		2,824,705
Road & Rail - 0.1%
CSX Corp.	11,800	244,850

		23,543,143
Information Technology - 8.3%
Communications Equipment - 0.6%
Cisco Systems, Inc.	97,200	1,855,548
Computers & Peripherals - 2.3%
Apple, Inc.	11,400	7,606,764
Electronic Equipment, Instruments & Components - 1.5%
TE Connectivity, Ltd.	149,500	5,084,495
Internet Software & Services - 0.1%
Google, Inc., Class A (I)	400	301,800
IT Services - 1.9%
Accenture PLC, Class A	14,800	1,036,444
Fiserv, Inc. (I)(L)	61,900	4,582,457
International Business Machines Corp.	2,900	601,605

		6,220,506
Semiconductors & Semiconductor Equipment - 0.6%
Texas Instruments, Inc.	77,300	2,129,615
Software - 1.3%
Autodesk, Inc. (I)	9,100	303,667
Microsoft Corp.	29,400	875,532
Oracle Corp.	101,200	3,186,788

		4,365,987

		27,564,715
Materials - 1.4%
Chemicals - 0.8%
Potash Corp. of Saskatchewan, Inc.	60,200	2,613,884
Containers & Packaging - 0.6%
Crown Holdings, Inc. (I)	59,900	2,201,325

		4,815,209
Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	125,900	4,746,430
Utilities - 0.8%
Electric Utilities - 0.3%
American Electric Power Company, Inc.	5,100	224,094
Edison International	17,700	808,713

		1,032,807
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (L)	25,100	536,889
Multi-Utilities - 0.3%
MDU Resources Group, Inc.	20,400	449,616
PG&E Corp.	16,500	704,055

		1,153,671

		2,723,367

TOTAL COMMON STOCKS (Cost $163,641,341)		$195,528,192

53

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
		Shares or
		Principal
		Amount	Value

PREFERRED SECURITIES - 1.7%
Consumer Discretionary - 0.3%
General Motors Company,
Series B, 4.750%		29,500	1,099,760
Consumer Staples - 0.1%
H.J. Heinz Finance Company, 8.000% (S)		4	422,250
Financials - 0.7%
AMG Capital Trust I, 5.100%		29,460	1,531,920
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)		15,000	420,750
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)		14,000	407,400

			2,360,070
Utilities - 0.6%
PPL Corp.		27,500	1,504,250
SCE Trust I		15,000	391,200

			1,895,450

TOTAL PREFERRED SECURITIES (Cost $5,763,221)			$5,777,530

CORPORATE BONDS - 9.7%
Consumer Discretionary - 2.0%
American Honda Finance Corp.
1.000%, 08/11/2015 (S)		$445,000	$444,942
CCH II LLC
13.500%, 11/30/2016		57,307	62,178
Dollar General Corp.
4.125%, 07/15/2017		225,000	235,125
Ford Motor Credit Company LLC
2.500%, 01/15/2016		380,000	384,711
2.750%, 05/15/2015		400,000	407,935
3.875%, 01/15/2015		890,000	930,135
6.625%, 08/15/2017		200,000	232,032
7.000%, 10/01/2013		400,000	422,816
8.000%, 06/01/2014		500,000	552,213
Lamar Media Corp.
9.750%, 04/01/2014		885,000	991,200
MGM Resorts International
9.000%, 03/15/2020		175,000	195,344
10.375%, 05/15/2014		200,000	225,000
13.000%, 11/15/2013		260,000	293,150
Unitymedia Hessen GmbH & Company
KG
7.500%, 03/15/2019 (S)	EUR	380,000	532,268
Univision Communications, Inc.
7.875%, 11/01/2020 (S)		$500,000	535,000

			6,444,049
Consumer Staples - 0.4%
Campbell Soup Company
0.743%, 08/01/2014 (P)		460,000	462,124
Rite Aid Corp.
10.375%, 07/15/2016		250,000	264,375
Walgreen Company
0.899%, 03/13/2014 (P)		310,000	310,392
1.000%, 03/13/2015		310,000	311,212

			1,348,103
Energy - 2.2%
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023		1,350,000	1,409,438
CONSOL Energy, Inc.
8.000%, 04/01/2017		575,000	600,875
8.250%, 04/01/2020		150,000	157,125
EP Energy LLC
6.875%, 05/01/2019 (S)		225,000	240,750

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
EQT Corp.
4.875%, 11/15/2021	$1,570,000	$1,651,458
6.500%, 04/01/2018	315,000	362,594
Laredo Petroleum, Inc.
7.375%, 05/01/2022	100,000	108,000
9.500%, 02/15/2019	150,000	169,875
ONEOK Partners LP
2.000%, 10/01/2017	140,000	142,629
QEP Resources, Inc.
6.800%, 03/01/2020	120,000	131,850
6.875%, 03/01/2021	100,000	113,000
Range Resources Corp.
5.000%, 08/15/2022	575,000	606,625
5.750%, 06/01/2021	160,000	172,000
8.000%, 05/15/2019	700,000	777,000
SM Energy Company
6.500%, 01/01/2023 (S)	225,000	236,250
Total Capital International SA
0.750%, 01/25/2016	250,000	250,749

		7,130,218
Financials - 0.9%
American Honda Finance Corp.
0.519%, 08/02/2013 (P)(S)	335,000	334,826
CNH Capital, Inc.
6.250%, 11/01/2016 (S)	50,000	54,313
Host Hotels & Resorts LP
6.750%, 06/01/2016	41,000	42,128
International Lease Finance Corp.
6.500%, 09/01/2014 (S)	250,000	268,750
6.750%, 09/01/2016 (S)	525,000	589,969
7.125%, 09/01/2018 (S)	100,000	116,500
Janus Capital Group, Inc.
6.700%, 06/15/2017	675,000	764,130
Legg Mason, Inc.
5.500%, 05/21/2019 (S)	860,000	922,655

		3,093,271
Health Care - 0.1%
Takeda Pharmaceutical Company, Ltd.
1.031%, 03/17/2015 (S)	365,000	367,882
Industrials - 1.2%
American Airlines Pass
Through Trust 2009-1A
10.375%, 07/02/2019	102,940	111,690
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	270,093	311,957
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	157,805	180,293
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	600,000	612,000
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)	190,000	199,263
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019	197,109	225,197
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	139,637	151,506
John Deere Capital Corp.
0.700%, 09/04/2015	310,000	310,316

54

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Schaeffler Finance BV
7.750%, 02/15/2017 (S)		$200,000	$221,000
8.500%, 02/15/2019 (S)		200,000	224,000
United Technologies Corp.
0.918%, 06/01/2015 (P)		900,000	910,873
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023		495,785	526,771
US Airways 2010-1 Class B Pass
Through Trust
8.500%, 04/22/2017		70,350	72,109

			4,056,975
Information Technology - 0.4%
First Data Corp.
7.375%, 06/15/2019 (S)		900,000	928,125
Tyco Electronics Group SA
6.000%, 10/01/2012		475,000	475,000

			1,403,125
Materials - 0.2%
Ball Corp.
7.375%, 09/01/2019		125,000	139,375
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
06/29/2067	EUR	300,000	387,905

			527,280
Telecommunication Services - 1.7%
American Tower Corp.
4.625%, 04/01/2015		$70,000	75,411
British Telecommunications PLC
1.504%, 12/20/2013 (P)		430,000	432,829
2.000%, 06/22/2015		290,000	298,170
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)		1,080,000	1,152,900
Cricket Communications, Inc.
7.750%, 10/15/2020		660,000	643,500
Crown Castle International Corp.
7.125%, 11/01/2019		25,000	27,125
Matterhorn Mobile SA
5.421%, 05/15/2019 (P)(S)	CHF	150,000	160,287
6.750%, 05/15/2019 (S)		200,000	223,285
Nextel Communications, Inc.
5.950%, 03/15/2014		$350,000	350,875
SBA Telecommunications, Inc.
8.250%, 08/15/2019		49,000	54,758
Sprint Capital Corp.
6.900%, 05/01/2019		25,000	25,938
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)		300,000	360,000
11.500%, 11/15/2021		90,000	112,725
Unitymedia Hessen GmbH & Company
KG
7.500%, 03/15/2019 (S)		200,000	219,500
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)		1,500,000	1,590,000

			5,727,303
Utilities - 0.6%
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)		750,000	806,250
Calpine Corp.
7.500%, 02/15/2021 (S)		275,000	297,000
CMS Energy Corp.
6.550%, 07/17/2017		170,000	198,733

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
CMS Energy Corp. (continued)
8.750%, 06/15/2019	$80,000	$103,861
EQT Corp.
8.125%, 06/01/2019	483,000	584,806

		1,990,650

TOTAL CORPORATE BONDS (Cost $30,836,928)		$32,088,856

CONVERTIBLE BONDS - 0.9%
Energy - 0.2%
Peabody Energy Corp. 4.750%, 12/15/2041	600,000	505,500
Industrials - 0.3%
Continental Airlines, Inc.
4.500%, 01/15/2015	721,000	936,399
Information Technology - 0.3%
Xilinx, Inc. 3.125%, 03/15/2037	876,000	1,046,820
Telecommunication Services - 0.1%
SBA Communications Corp.
1.875%, 05/01/2013	229,000	348,080

TOTAL CONVERTIBLE BONDS (Cost $2,635,260)		$2,836,799

TERM LOANS (M) - 9.7%
Consumer Discretionary - 4.0%
Cedar Fair LP
4.000%, 12/15/2017	623,064	626,179
Charter Communications Operating LLC
3.470%, 09/06/2016	920,882	920,882
Delta 2 Sarl
5.750%, 04/28/2017	995,000	1,001,426
DineEquity, Inc.
4.298%, 10/19/2017	933,592	939,193
Dollar General Corp.
2.966%, 07/06/2017	1,750,000	1,754,813
Federal-Mogul Corp.
2.159%, 12/28/2015	2,296,098	2,237,057
2.166%, 12/29/2014	2,590,481	2,523,869
Peninsula Gaming LLC
- 08/03/2017 (T)	750,000	759,844
Station Casinos, Inc.
- 09/07/2019 (T)	650,000	627,250
Univision Communications, Inc.
4.466%, 03/31/2017	1,987,496	1,965,965

		13,356,478
Consumer Staples - 3.2%
Dunkin’ Brands, Inc.
4.000%, 11/23/2017	9,276,442	9,256,562
Pinnacle Foods Finance LLC
2.731%, 04/02/2014	323,329	322,790
4.750%, 10/17/2018	149,250	149,250
4.750%, 10/17/2018	349,125	349,343
Rite Aid Corp.
4.500%, 03/02/2018	497,475	495,143

		10,573,088
Energy - 0.0%
Terra-Gen Finance Company LLC
6.500%, 06/22/2017	97,140	96,654
Financials - 0.4%
Fifth Third Processing
5.500%, 11/03/2016	49,750	49,812
Nuveen Investments, Inc.
5.898%, 05/13/2017	314,192	313,308
5.900%, 05/12/2017	367,116	365,739

55

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Financials (continued)
Nuveen Investments, Inc. (continued)
8.250%, 02/28/2019	$250,000	$251,458
WorldPay US, Inc.
5.250%, 11/30/2017	148,409	148,595

		1,128,912
Health Care - 0.4%
DaVita, Inc.
- 08/24/2019 (T)	475,000	475,356
HCA, Inc.
1.466%, 11/19/2012	390,228	390,019
Hologic, Inc.
4.500%, 08/01/2019	550,000	555,913

		1,421,288
Industrials - 0.2%
Delos Aircraft, Inc.
4.750%, 04/12/2016	250,000	252,031
Schaeffler AG
6.000%, 01/27/2017	300,000	301,875

		553,906
Information Technology - 0.4%
First Data Corp.
5.217%, 03/24/2017	1,323,491	1,298,676
Telecommunication Services - 1.1%
Crown Castle Operating Company
4.000%, 01/31/2019	744,997	746,580
Intelsat Jackson Holdings SA
5.250%, 04/02/2018	1,728,125	1,729,637
SBA Senior Finance
3.750%, 06/29/2018	197,500	197,253
Telesat Canada
4.250%, 03/28/2019	1,062,338	1,063,001

		3,736,471

TOTAL TERM LOANS (Cost $31,781,161)		$32,165,473

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.3%
U.S. Government Agency - 4.3%
Federal Home Loan Mortgage Corporation
Series 4060, Class FH,
0.721%, 06/15/2042 (P)	$975,368	$981,521
Series 4062, Class AF,
0.721%, 06/15/2042 (P)	628,243	632,550
Series 4074, Class FK,
0.601%, 07/15/2042 (P)	653,648	657,780
Series 4077, Class FD,
0.721%, 07/15/2042 (P)	341,618	343,926
Series 4080, Class FA,
0.721%, 07/15/2042 (P)	343,414	345,874
Series 4086, Class FT,
0.721%, 07/15/2042 (P)	498,387	502,420
Series 4089, Class FD,
0.721%, 08/15/2042 (P)	224,489	225,359
Series 4091, Class TF,
0.671%, 08/15/2042 (P)	273,789	275,695
Series 4097, Class FA,
0.671%, 08/15/2042 (P)	1,022,978	1,029,443
Series 4097, Class TF,
0.621%, 05/15/2039 (P)	1,147,651	1,150,205
Federal National Mortgage Association
Series 2012-114, Class DF,
0.639%, 08/25/2039 (P)	985,000	986,940

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2012-103, Class CF,
0.667%, 09/25/2042 (P)	$988,238	$994,420
Series 2012-86, Class CF,
0.617%, 04/25/2039 (P)	517,847	519,006
Series 2012-86, Class FC,
0.667%, 08/25/2042 (P)	508,369	511,545
Series 2012-87, Class FK,
0.717%, 08/25/2042 (P)	495,771	499,904
Series 2012-93, Class,
0.667%, 09/25/2042 (P)	573,932	574,344
Series 2012-99, Class FA,
0.667%, 09/25/2042 (P)	149,765	150,461
Series 2012-99, Class FB,
0.597%, 09/25/2042 (P)	273,581	275,413
Series 2012-99, Class FQ,
0.667%, 09/25/2042 (P)	907,186	913,541
Government National
Mortgage Association
Series 2011-93, Class BF,
0.621%, 07/16/2041 (P)	1,100,093	1,105,301
Series 2012-32, Class FP,
0.621%, 03/16/2042 (P)	964,822	971,002
Series 2012-43, Class FH,
0.621%, 04/16/2042 (P)	795,521	800,917

		14,447,567

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $14,399,672)		$14,447,567

ASSET BACKED SECURITIES - 0.7%
Ally Master Owner Trust, Series 2012-3,
Class A1
0.921%, 06/15/2017 (P)	1,540,000	1,550,489
Ford Credit Auto Owner Trust,
Series 2012-C, Class A3
0.580%, 12/15/2016	390,000	391,496
Honda Auto Receivables Owner Trust,
Series 2012-3, Class A3
0.560%, 05/15/2016	380,000	381,534

TOTAL ASSET BACKED SECURITIES (Cost $2,309,970)		$2,323,519

SECURITIES LENDING COLLATERAL - 1.6%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	520,293	5,207,407

TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,207,247)		$5,207,407

SHORT-TERM INVESTMENTS - 16.7%
Money Market Funds - 15.7%
T. Rowe Price Reserve Investment
Fund, 0.1066% (Y)	$52,038,936	$52,038,936

56

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 1.0%
Repurchase Agreement with State
Street Corp. dated 09/28/2012 at 0.010%
to be repurchased at $3,381,279 on
10/01/2012, collateralized by $2,590,000
U.S. Treasury Bonds, 5.250% due
02/15/2026 (valued at $2,956,196,
including interest) and $505,000
U.S. Treasury Notes, 0.875% due
02/28/2017 (valued at $513,206,
including interest)	$3,381,276	$3,381,276

TOTAL SHORT-TERM INVESTMENTS (Cost $55,420,212)		$55,420,212

Total Investments (Capital Appreciation Value Trust)
(Cost $311,995,012) - 104.1%		$345,795,555
Other assets and liabilities, net - (4.1%)		(13,516,021)

TOTAL NET ASSETS - 100.0%		$332,279,534

Core Allocation Plus Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 64.1%
Consumer Discretionary - 10.5%
Auto Components - 0.5%
Allison Transmission Holdings, Inc.	3,130	$62,976
Continental AG	3,692	362,199
Exedy Corp.	7,700	151,906
Stanley Electric Company, Ltd.	13,000	192,412
Tenneco, Inc. (I)	4,460	124,880

		894,373
Automobiles - 0.2%
Dongfeng Motor Group Company, Ltd.,
H Shares	140,000	162,867
General Motors Company (I)	2,800	63,700
Great Wall Motor Company, Ltd., H Shares	58,500	154,001

		380,568
Distributors - 0.2%
LKQ Corp. (I)	19,300	357,050
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	21,700	360,730
Benesse Holdings, Inc.	2,000	96,775
H&R Block, Inc.	5,400	93,582
Weight Watchers International, Inc.	900	47,520

		598,607
Hotels, Restaurants & Leisure - 1.0%
AFC Enterprises, Inc. (I)	3,520	86,592
Buffalo Wild Wings, Inc. (I)	1,510	129,467
Burger King Worldwide, Inc. (I)	4,670	65,100
Chipotle Mexican Grill, Inc. (I)	280	88,911
Ctrip.com International, Ltd., ADR (I)(L)	12,300	207,624
Marriott International, Inc.	6,600	258,060
OPAP SA	12,842	66,184
Sands China, Ltd.	79,600	295,051
Starwood Hotels & Resorts Worldwide, Inc.	6,500	376,740
The Cheesecake Factory, Inc.	4,870	174,103

		1,747,832
Household Durables - 0.8%
Garmin, Ltd. (L)	3,500	146,090

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Meritage Homes Corp. (I)(L)	770	$29,283
PDG Realty SA Empreendimentos
e Participacoes	176,700	332,960
Persimmon PLC	55,073	676,537
PulteGroup, Inc. (I)	4,920	76,260
Standard Pacific Corp. (I)	7,130	48,199
Tempur-Pedic International, Inc. (I)	1,500	44,835

		1,354,164
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (I)	3,070	780,762
Expedia, Inc. (L)	13,350	772,164
HomeAway, Inc. (I)	5,620	131,789
HSN, Inc.	2,300	112,815
Hyundai Home Shopping Network Corp.	3,459	372,059
Netflix, Inc. (I)(L)	1,100	59,884
priceline.com, Inc. (I)	635	392,894
Shutterfly, Inc. (I)(L)	4,365	135,839

		2,758,206
Leisure Equipment & Products - 0.4%
Brunswick Corp.	3,040	68,795
LeapFrog Enterprises, Inc. (I)	6,900	62,238
Polaris Industries, Inc. (L)	6,650	537,786
Sega Sammy Holdings, Inc.	6,600	124,899

		793,718
Media - 1.9%
AirMedia Group, Inc., ADR (I)	30,600	58,140
Comcast Corp., Class A	6,600	236,082
DIRECTV (I)	5,170	271,218
Discovery Communications, Inc., Series C (I)	7,400	414,696
DreamWorks Animation
SKG, Inc., Class A (I)(L)	21,600	415,368
Focus Media Holding, Ltd., ADR (L)	21,600	505,440
Gannett Company, Inc.	6,730	119,458
Genius Products, Inc. (I)	32	2
News Corp., Class A	2,900	71,137
Pandora Media, Inc. (I)(L)	10,340	113,223
Scripps Networks Interactive, Inc., Class A	2,570	157,361
Sirius XM Radio, Inc. (I)	123,600	321,360
The Interpublic Group of Companies, Inc.	28,300	314,696
The McGraw-Hill Companies, Inc.	900	49,131
Wolters Kluwer NV	15,670	295,137

		3,342,449
Multiline Retail - 0.5%
Golden Eagle Retail Group, Ltd.	109,000	213,325
Intime Department Store Group Company, Ltd.	181,500	195,510
Macy’s, Inc.	5,000	188,100
Maoye International Holdings, Ltd.	1,004,000	175,442
New World Department Store China, Ltd.	262,000	145,457

		917,834
Specialty Retail - 2.0%
Abercrombie & Fitch Company, Class A (L)	3,100	105,152
Advance Auto Parts, Inc.	2,600	177,944
American Eagle Outfitters, Inc.	2,900	61,132
AutoZone, Inc. (I)	500	184,835
DSW, Inc., Class A	2,040	136,109
Esprit Holdings, Ltd.	27,000	41,327
Francesca’s Holdings Corp. (I)	3,000	92,190
GNC Holdings, Inc., Class A	2,030	79,109
Hibbett Sports, Inc. (I)(L)	1,510	89,770
K’s Holding Corp.	5,900	146,855
Lowe’s Companies, Inc.	14,400	435,456

57

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
O’Reilly Automotive, Inc. (I)	2,900	$242,498
Ross Stores, Inc.	4,590	296,514
rue21, Inc. (I)	2,640	82,236
The Children’s Place Retail Stores, Inc. (I)	1,760	105,600
The Gap, Inc.	6,600	236,148
TJX Companies, Inc.	9,650	432,224
Urban Outfitters, Inc. (I)	14,410	541,240

		3,486,339
Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc.	8,830	494,657
Hanesbrands, Inc. (I)	5,031	160,388
Lululemon Athletica, Inc. (I)	4,700	347,518
Michael Kors Holdings, Ltd. (I)	3,300	175,494
Samsonite International SA	133,500	255,817
Steven Madden, Ltd. (I)	2,940	128,537
The Warnaco Group, Inc. (I)	2,600	134,940
Under Armour, Inc., Class A (I)(L)	6,350	354,521

		2,051,872

		18,683,012
Consumer Staples - 3.1%
Beverages - 0.4%
C&C Group PLC	6,613	31,466
C&C Group PLC (London Exchange)	56,524	267,752
Coca Cola Hellenic Bottling Company SA	3,081	57,512
Monster Beverage Corp. (I)	4,360	236,138
The Coca-Cola Company	5,620	213,167

		806,035
Food & Staples Retailing - 1.1%
Casey’s General Stores, Inc.	1,750	99,995
CVS Caremark Corp.	10,310	499,210
The Kroger Company	15,100	355,454
Wal-Mart Stores, Inc.	10,300	760,140
Walgreen Company	7,200	262,368

		1,977,167
Food Products - 0.4%
Archer-Daniels-Midland Company	2,780	75,560
Campbell Soup Company	1,900	66,158
Dean Foods Company (I)	9,100	148,785
Mead Johnson Nutrition Company	2,200	161,216
Tyson Foods, Inc., Class A	12,100	193,842

		645,561
Household Products - 0.2%
Kimberly-Clark Corp.	540	46,321
The Procter & Gamble Company	3,870	268,423

		314,744
Personal Products - 0.3%
Elizabeth Arden, Inc. (I)	3,850	181,874
Herbalife, Ltd. (L)	3,300	156,420
Nu Skin Enterprises, Inc., Class A (L)	1,600	62,128
Pola Orbis Holdings, Inc.	3,900	122,912

		523,334
Tobacco - 0.7%
Altria Group, Inc.	15,330	511,869
Lorillard, Inc.	1,340	156,043
Philip Morris International, Inc.	6,660	599,000

		1,266,912

		5,533,753

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 6.6%
Energy Equipment & Services - 1.1%
AMEC PLC	6,530	$121,219
Atwood Oceanics, Inc. (I)	2,980	135,441
Diamond Offshore Drilling, Inc.	2,600	171,106
Halliburton Company	1,900	64,011
National Oilwell Varco, Inc.	570	45,663
Oceaneering International, Inc.	7,800	430,950
Oil States International, Inc. (I)	4,700	373,462
Patterson-UTI Energy, Inc. (L)	7,980	126,403
Petrofac, Ltd.	9,890	255,494
Schlumberger, Ltd.	1,100	79,563
Trican Well Service, Ltd.	8,730	113,576

		1,916,888
Oil, Gas & Consumable Fuels - 5.5%
Anadarko Petroleum Corp.	3,210	224,443
Apache Corp.	3,450	298,322
Cabot Oil & Gas Corp.	12,250	550,025
Canadian Natural Resources, Ltd.	5,900	182,023
Chevron Corp.	13,410	1,563,070
Cobalt International Energy, Inc. (I)	19,800	440,946
ConocoPhillips	11,100	634,698
CONSOL Energy, Inc. (L)	10,900	327,545
Devon Energy Corp.	1,570	94,985
EnCana Corp.	10,300	225,776
Exxon Mobil Corp.	15,875	1,451,769
HollyFrontier Corp.	1,600	66,032
JX Holdings, Inc. (L)	34,700	189,706
Karoon Gas Australia, Ltd. (I)	15,547	86,239
Marathon Oil Corp.	4,785	141,492
Marathon Petroleum Corp.	3,000	163,770
MEG Energy Corp. (I)	2,700	102,688
MEG Energy Corp. (I)(S)	1,100	41,836
Murphy Oil Corp.	4,700	252,343
Newfield Exploration Company (I)	3,800	119,016
Noble Energy, Inc.	2,320	215,087
Occidental Petroleum Corp.	2,710	233,223
Peabody Energy Corp.	2,400	53,496
Phillips 66	3,100	143,747
Pioneer Natural Resources Company	4,950	516,780
Range Resources Corp.	3,235	226,029
Repsol SA	7,875	153,276
Rex Energy Corp. (I)	5,750	76,763
Rosetta Resources, Inc. (I)	2,450	117,355
SemGroup Corp., Class A (I)	4,110	151,454
Southwestern Energy Company (I)	6,400	222,592
Tesoro Corp.	2,300	96,370
Tourmaline Oil Corp. (I)	5,600	174,818
Valero Energy Corp.	5,000	158,400
WPX Energy, Inc. (I)	7,900	131,061

		9,827,175

		11,744,063
Financials - 9.0%
Capital Markets - 1.0%
Affiliated Managers Group, Inc. (I)	2,400	295,200
American Capital, Ltd. (I)	12,900	146,286
EFG International (L)	43,031	359,634
Raymond James Financial, Inc.	7,800	285,870
The Goldman Sachs Group, Inc.	760	86,397
UBS AG	45,700	557,748

		1,731,135
Commercial Banks - 2.9%
Banco Santander Brasil SA, ADR	36,700	270,479

58

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Bank of Ireland (I)	227,810	$28,556
Bank of Ireland (I)	864,286	108,315
BB&T Corp.	1,800	59,688
Comerica, Inc.	2,100	65,205
East West Bancorp, Inc.	5,730	121,018
Erste Group Bank AG (I)	7,685	172,253
Fifth Third Bancorp	18,300	283,833
Hana Financial Group, Inc.	10,790	326,507
Huntington Bancshares, Inc.	19,700	135,930
Itau Unibanco Holding SA, ADR (L)	3,500	53,480
KeyCorp	7,700	67,298
Lloyds Banking Group PLC (I)	671,713	423,229
PNC Financial Services Group, Inc.	7,890	497,859
PrivateBancorp, Inc.	1,440	23,026
Regions Financial Corp.	14,700	105,987
Royal Bank of Scotland Group PLC (I)	85,812	356,411
Societe Generale SA (I)	6,776	193,268
SunTrust Banks, Inc.	10,100	285,527
UniCredit SpA (I)	77,405	323,560
Wells Fargo & Company	33,200	1,146,396
Western Alliance Bancorp (I)	7,770	79,254

		5,127,079
Consumer Finance - 0.2%
Discover Financial Services	9,900	393,327
Netspend Holdings, Inc. (I)	3,830	37,649

		430,976
Diversified Financial Services - 1.0%
Bank of America Corp.	58,910	520,175
Citigroup, Inc.	6,690	218,897
JPMorgan Chase & Company	26,720	1,081,626
Moody’s Corp.	1,100	48,587

		1,869,285
Insurance - 2.6%
Aegon NV	38,293	200,024
Ageas	8,152	195,858
Alleghany Corp. (I)	310	106,931
American International Group, Inc. (I)	54,270	1,779,513
Assurant, Inc.	4,200	156,660
Berkshire Hathaway, Inc., Class B (I)	1,770	156,114
China Pacific Insurance Group Company, Ltd.,
H Shares	61,600	185,362
CNA Financial Corp.	1,700	45,560
Everest Re Group, Ltd.	1,150	123,004
Hartford Financial Services Group, Inc.	5,710	111,002
LIG Insurance Company, Ltd.	5,560	129,779
Lincoln National Corp.	5,200	125,788
MetLife, Inc.	7,400	255,004
Prudential Financial, Inc.	2,540	138,455
Resolution, Ltd.	97,579	342,656
The Allstate Corp.	11,600	459,476
Unum Group (L)	3,690	70,922

		4,582,108
Real Estate Investment Trusts - 0.9%
American Campus Communities, Inc.	1,760	77,229
American Capital Agency Corp.	1,300	44,967
Annaly Capital Management, Inc.	20,010	336,968
Coresite Realty Corp.	2,020	54,419
Hospitality Properties Trust	2,200	52,316
Kimco Realty Corp.	14,400	291,888
Pebblebrook Hotel Trust	5,220	122,096
Potlatch Corp.	1,800	67,266
PS Business Parks, Inc.	1,170	78,179

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Sunstone Hotel Investors, Inc. (I)	6,800	$74,800
Two Harbors Investment Corp.	5,950	69,913
Weyerhaeuser Company	11,600	303,224

		1,573,265
Real Estate Management & Development - 0.4%
BR Malls Participacoes SA	21,800	302,711
BR Properties SA	23,800	310,524
Zillow, Inc., Class A (I)(L)	1,580	66,644

		679,879

		15,993,727
Health Care - 7.9%
Biotechnology - 3.1%
Algeta ASA (I)	1,834	47,448
Alkermes PLC (I)	7,500	155,625
Amgen, Inc.	6,150	518,568
Arena Pharmaceuticals, Inc. (I)(L)	7,060	58,739
Ariad Pharmaceuticals, Inc. (I)	14,610	353,927
AVEO Pharmaceuticals, Inc. (I)(L)	6,240	64,958
Biogen Idec, Inc. (I)	1,670	249,214
BioMarin Pharmaceutical, Inc. (I)(L)	10,340	416,392
Celgene Corp. (I)	3,700	282,680
Cubist Pharmaceuticals, Inc. (I)	2,500	119,200
Exelixis, Inc. (I)(L)	11,150	53,743
Gilead Sciences, Inc. (I)	9,120	604,930
Immunogen, Inc. (I)	4,400	64,240
Incyte Corp. (I)(L)	3,310	59,746
Ironwood Pharmaceuticals, Inc. (I)(L)	6,090	77,830
NPS Pharmaceuticals, Inc. (I)	9,660	89,355
Onyx Pharmaceuticals, Inc. (I)	10,740	907,530
Regeneron Pharmaceuticals, Inc. (I)	5,550	847,263
Rigel Pharmaceuticals, Inc. (I)	5,300	54,325
Seattle Genetics, Inc. (I)(L)	4,290	115,616
Vertex Pharmaceuticals, Inc. (I)	7,000	391,650

		5,532,979
Health Care Equipment & Supplies - 0.5%
ABIOMED, Inc. (I)(L)	4,940	103,691
Align Technology, Inc. (I)	2,630	97,231
HeartWare International, Inc. (I)(L)	1,940	183,311
Insulet Corp. (I)(L)	6,310	136,170
Medtronic, Inc.	1,100	47,432
St. Jude Medical, Inc.	4,200	176,946
Volcano Corp. (I)	3,520	100,566

		845,347
Health Care Providers & Services - 0.9%
Aetna, Inc.	5,200	205,920
Air Methods Corp. (I)	950	113,402
Catamaran Corp. (I)	1,966	192,609
HealthSouth Corp. (I)	3,810	91,669
McKesson Corp.	1,010	86,890
Owens & Minor, Inc.	1,660	49,601
Team Health Holdings, Inc. (I)	4,150	112,590
UnitedHealth Group, Inc.	11,400	631,674
WellCare Health Plans, Inc. (I)	2,060	116,493

		1,600,848
Life Sciences Tools & Services - 0.1%
PAREXEL International Corp. (I)	5,530	170,103
Pharmaceuticals - 3.3%
Abbott Laboratories	11,030	756,217
AstraZeneca PLC	6,055	289,266
Auxilium Pharmaceuticals, Inc. (I)	2,580	63,107

59

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Daiichi Sankyo Company, Ltd. (L)	11,000	$181,766
Eisai Company, Ltd. (L)	6,700	301,548
Eli Lilly & Company	21,280	1,008,885
Forest Laboratories, Inc. (I)	5,200	185,172
Johnson & Johnson	4,010	276,329
Merck & Company, Inc.	19,170	864,567
Optimer Pharmaceuticals, Inc. (I)(L)	5,700	80,484
Pfizer, Inc.	49,505	1,230,199
Salix Pharmaceuticals, Ltd. (I)	2,960	125,326
Shionogi & Company, Ltd.	11,200	170,565
The Medicines Company (I)	3,860	99,627
UCB SA	6,768	372,453

		6,005,511

		14,154,788
Industrials - 6.7%
Aerospace & Defense - 1.6%
DigitalGlobe, Inc. (I)	7,800	159,042
General Dynamics Corp.	6,680	441,682
Lockheed Martin Corp.	3,100	289,478
Moog, Inc., Class A (I)	2,310	87,480
Northrop Grumman Corp.	720	47,830
QinetiQ PLC	115,675	354,360
Raytheon Company	7,540	430,986
Teledyne Technologies, Inc. (I)	2,120	134,387
Textron, Inc. (L)	21,940	574,170
The Boeing Company	4,400	306,328

		2,825,743
Airlines - 0.1%
Delta Air Lines, Inc. (I)	5,300	48,548
Spirit Airlines, Inc. (I)	8,890	151,841
United Continental Holdings, Inc. (I)(L)	2,600	50,700

		251,089
Building Products - 0.8%
Kingspan Group PLC	1,891	19,343
Kingspan Group PLC	20,819	212,950
Masco Corp.	67,000	1,008,350
Owens Corning, Inc. (I)	4,250	142,205
Trex Company, Inc. (I)	2,330	79,500

		1,462,348
Commercial Services & Supplies - 0.2%
ACCO Brands Corp. (I)	24,600	159,654
R.R. Donnelley & Sons Company (L)	4,500	47,700
Sykes Enterprises, Inc. (I)	3,760	50,534

		257,888
Construction & Engineering - 0.3%
Fluor Corp.	4,100	230,748
Vinci SA	6,737	287,926

		518,674
Electrical Equipment - 0.2%
Acuity Brands, Inc. (L)	1,280	81,011
Belden, Inc.	4,100	151,208
Polypore International, Inc. (I)(L)	3,800	134,330
Roper Industries, Inc.	620	68,132

		434,681
Industrial Conglomerates - 0.9%
3M Company	6,630	612,745
General Electric Company	25,180	571,838
Nava Bharat Ventures, Ltd.	66,755	210,451

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates (continued)
Shanghai Industrial Holdings, Ltd.	85,000	$251,829

		1,646,863
Machinery - 1.7%
Amada Company, Ltd.	31,000	135,723
Colfax Corp. (I)	2,000	73,340
Cummins, Inc.	1,300	119,873
Flowserve Corp.	4,370	558,224
IDEX Corp.	2,350	98,160
Illinois Tool Works, Inc.	4,700	279,509
Ingersoll-Rand PLC	1,500	67,230
Middleby Corp. (I)	220	25,441
Nordson Corp.	3,000	175,860
Parker Hannifin Corp.	6,470	540,763
Sauer-Danfoss, Inc.	1,070	43,025
Vallourec SA	3,919	166,348
Valmont Industries, Inc.	2,440	320,860
Wabtec Corp.	4,890	392,618

		2,996,974
Professional Services - 0.2%
Equifax, Inc.	3,900	181,662
On Assignment, Inc. (I)	2,200	43,824
The Dun & Bradstreet Corp.	2,200	175,164

		400,650
Road & Rail - 0.6%
Hertz Global Holdings, Inc. (I)	50,460	692,816
Landstar System, Inc.	3,530	166,898
Old Dominion Freight Line, Inc. (I)	4,965	149,744

		1,009,458
Trading Companies & Distributors - 0.1%
DXP Enterprises, Inc. (I)	1,630	77,865
United Rentals, Inc. (I)(L)	2,420	79,158
WESCO International, Inc. (I)	1,606	91,863

		248,886

		12,053,254
Information Technology - 14.0%
Communications Equipment - 0.8%
Cisco Systems, Inc.	35,450	676,741
F5 Networks, Inc. (I)	1,640	171,708
Finisar Corp. (I)(L)	4,670	66,781
Ixia (I)(L)	8,310	133,542
Juniper Networks, Inc. (I)	19,100	326,801
Riverbed Technology, Inc. (I)	3,420	79,583

		1,455,156
Computers & Peripherals - 2.2%
Apple, Inc.	4,820	3,216,158
Gemalto NV (L)	2,959	260,650
Hewlett-Packard Company	12,100	206,426
NetApp, Inc. (I)	2,000	65,760
Seagate Technology PLC	2,500	77,500
Western Digital Corp.	3,700	143,301

		3,969,795
Electronic Equipment, Instruments & Components - 0.5%
Coherent, Inc. (I)	2,590	118,777
Fabrinet (I)	5,280	61,195
FUJIFILM Holdings Corp. (L)	10,500	175,821
Jabil Circuit, Inc.	1,780	33,322
Trimble Navigation, Ltd. (I)	8,550	407,493
Universal Display Corp. (I)(L)	1,800	61,884

		858,492

60

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services - 2.5%
Akamai Technologies, Inc. (I)	9,090	$347,783
Baidu, Inc., ADR (I)	1,830	213,781
Bazaarvoice, Inc. (I)	4,799	72,705
CoStar Group, Inc. (I)	600	48,924
Daum Communications Corp. (I)	3,055	311,893
DealerTrack Holdings, Inc. (I)	3,690	102,767
Dena Company, Ltd.	9,240	304,162
eBay, Inc. (I)	12,880	623,521
Equinix, Inc. (I)	2,150	443,008
Google, Inc., Class A (I)	700	528,150
IAC/InterActiveCorp	3,820	198,869
LinkedIn Corp., Class A (I)	3,720	447,888
LivePerson, Inc. (I)	7,240	131,116
Sohu.com, Inc. (I)(L)	4,580	192,772
Tencent Holdings, Ltd.	9,700	329,651
Web.com Group, Inc. (I)	8,120	145,754
Yahoo Japan Corp.	289	110,043

		4,552,787
IT Services - 1.6%
Accenture PLC, Class A	2,000	140,060
Amdocs, Ltd.	4,600	151,754
International Business Machines Corp.	4,180	867,141
Mastercard, Inc., Class A	830	374,728
Sapient Corp. (I)	7,810	83,255
Syntel, Inc.	2,120	132,309
Teradata Corp. (I)	900	67,869
The Western Union Company (L)	33,000	601,260
Vantiv, Inc., Class A (I)	12,100	260,755
Wright Express Corp. (I)	1,730	120,616

		2,799,747
Semiconductors & Semiconductor Equipment - 1.5%
Intel Corp.	31,200	707,616
KLA-Tencor Corp.	3,100	147,886
Lattice Semiconductor Corp. (I)	21,010	80,468
LSI Corp. (I)	16,200	111,942
Maxim Integrated Products, Inc.	4,000	106,480
NVIDIA Corp. (I)	15,000	200,100
NXP Semiconductor NV (I)	17,050	426,421
Skyworks Solutions, Inc. (I)	24,780	583,941
Ultratech, Inc. (I)	3,600	112,968
Wolfson Microelectronics PLC (I)	36,044	116,370

		2,594,192
Software - 4.9%
Activision Blizzard, Inc.	32,900	371,112
ANSYS, Inc. (I)	6,630	486,642
BroadSoft, Inc. (I)	3,740	153,415
CA, Inc.	1,720	44,316
Cadence Design Systems, Inc. (I)(L)	13,040	167,760
Changyou.com, Ltd., ADR (L)	5,700	149,568
Citrix Systems, Inc. (I)	4,200	321,594
Comverse Technology, Inc. (I)	135,701	834,561
Concur Technologies, Inc. (I)(L)	4,230	311,878
Electronic Arts, Inc. (I)	39,000	494,910
Fortinet, Inc. (I)	11,020	266,023
Imperva, Inc. (I)	2,800	103,572
Konami Corp.	6,300	143,184
Microsoft Corp.	36,190	1,077,738
Nintendo Company, Ltd.	2,060	259,038
Oracle Corp.	33,060	1,041,059
Parametric Technology Corp. (I)	2,600	56,680
Pegasystems, Inc.	2,060	59,822
Red Hat, Inc. (I)	7,680	437,299
Salesforce.com, Inc. (I)	3,120	476,393

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
SolarWinds, Inc. (I)	4,800	$267,552
Solera Holdings, Inc.	3,940	172,848
Splunk, Inc. (I)	890	32,681
Symantec Corp. (I)	12,700	228,600
Synopsys, Inc. (I)	10,690	352,984
TIBCO Software, Inc. (I)	6,850	207,076
TiVo, Inc. (I)	11,800	123,074
VMware, Inc., Class A (I)	800	77,392
Zynga, Inc., Class A (I)	18,800	53,392

		8,772,163

		25,002,332
Materials - 4.0%
Chemicals - 2.6%
Ashland, Inc.	6,640	475,424
CF Industries Holdings, Inc.	2,770	615,605
Eastman Chemical Company	810	46,178
FMC Corp.	5,200	287,976
Huabao International Holdings, Ltd. (L)	751,000	424,914
LyondellBasell Industries NV, Class A	15,940	823,460
Methanex Corp. (L)	5,490	156,685
Monsanto Company	620	56,432
NewMarket Corp.	270	66,550
PPG Industries, Inc.	1,670	191,783
The Sherwin-Williams Company	1,460	217,409
W.R. Grace & Company (I)	11,470	677,648
Westlake Chemical Corp.	7,130	520,918

		4,560,982
Construction Materials - 0.7%
Cemex SAB de CV, ADR (I)	39,700	330,701
CRH PLC (London Exchange)	20,617	397,957
HeidelbergCement AG	5,220	274,059
Vulcan Materials Company	6,100	288,530

		1,291,247
Containers & Packaging - 0.2%
Packaging Corp. of America	3,350	121,605
Silgan Holdings, Inc.	3,460	150,545

		272,150
Metals & Mining - 0.3%
Aquarius Platinum, Ltd.	76,212	51,688
Detour Gold Corp. (I)	5,800	161,829
Monnet Ispat & Energy, Ltd.	22,389	129,205
Southern Copper Corp. (L)	3,300	113,388
Xingda International Holdings, Ltd.	456,000	142,820

		598,930
Paper & Forest Products - 0.2%
KapStone Paper and Packaging Corp. (I)	5,850	130,982
Louisiana-Pacific Corp. (I)	6,670	83,375
Mondi PLC	17,576	179,439

		393,796

		7,117,105
Telecommunication Services - 1.1%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	25,350	955,695
Verizon Communications, Inc.	18,130	826,184

		1,781,879
Wireless Telecommunication Services - 0.1%
SK Telecom Company, Ltd.	1,527	200,905

61

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
Sprint Nextel Corp. (I)	13,200	$72,864

		273,769

		2,055,648
Utilities - 1.2%
Electric Utilities - 0.6%
Entergy Corp.	5,770	399,861
Pinnacle West Capital Corp.	6,500	343,200
Xcel Energy, Inc.	14,500	401,795

		1,144,856
Gas Utilities - 0.1%
Snam SpA	33,747	149,793
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (I)	8,800	96,536
Multi-Utilities - 0.4%
Ameren Corp.	8,920	291,416
Public Service Enterprise Group, Inc.	12,700	408,686

		700,102

		2,091,287

TOTAL COMMON STOCKS (Cost $107,838,928)		$114,428,969

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 12.1%
U.S. Government - 9.3%
U.S. Treasury Bonds
3.000%, 05/15/2042	$125,000	$129,805
3.125%, 11/15/2041	1,200,000	1,280,063
3.875%, 08/15/2040	100,000	122,344
4.250%, 05/15/2039	675,000	875,813
4.375%, 02/15/2038 to 05/15/2041	418,500	553,783
4.625%, 02/15/2040	500,000	687,110
4.750%, 02/15/2041	674,400	946,373
5.375%, 02/15/2031	100,000	144,750
6.250%, 08/15/2023	100,000	145,156
U.S. Treasury Notes
0.625%, 07/15/2014	2,350,000	2,366,156
0.750%, 12/15/2013	1,850,000	1,861,995
1.750%, 07/31/2015	1,800,000	1,873,125
3.125%, 08/31/2013 (D)	2,550,000	2,618,233
4.000%, 02/15/2015	1,625,000	1,767,823
4.250%, 11/15/2014	1,100,000	1,192,727

		16,565,256
U.S. Government Agency - 2.8%
Federal Home Loan Mortgage Corp.
4.500%, 10/01/2038	62,393	66,999
Federal National Mortgage Association
3.000%, TBA (C)	200,000	210,625
4.520%, 04/01/2020	290,966	335,631
4.680%, 02/01/2020	291,078	337,535
5.500%, TBA (C)	1,800,000	1,973,250
Government National Mortgage Association
4.000%, 09/15/2040 to 09/15/2041	1,716,283	1,896,499
5.000%, 04/15/2036 to 04/15/2038	273,001	301,586

		5,122,125

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $20,917,940)		$21,687,381

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 0.3%
Brazil - 0.2%
Federative Republic of Brazil
5.875%, 01/15/2019	$135,000	$168,075
Federative Republic of Brazil, Series B
6.000%, 08/15/2014	200,000	230,624

		398,699
Mexico - 0.1%
Government of Mexico
3.625%, 03/15/2022	106,000	115,593
4.750%, 03/08/2044	74,000	82,325

		197,918

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $577,247)		$596,617

CORPORATE BONDS - 12.8%
Consumer Discretionary - 2.0%
AutoNation, Inc.
5.500%, 02/01/2020	16,000	17,080
Autozone, Inc.
4.000%, 11/15/2020	135,000	147,362
CBS Corp.
5.750%, 04/15/2020	90,000	108,230
8.875%, 05/15/2019	50,000	67,030
CCO Holdings LLC
6.500%, 04/30/2021	15,000	16,050
6.625%, 01/31/2022	25,000	27,313
7.375%, 06/01/2020	40,000	44,650
Choice Hotels International, Inc.
5.750%, 07/01/2022	10,000	10,900
Comcast Cable Communications LLC
8.500%, 05/01/2027	50,000	72,609
Comcast Corp.
6.450%, 03/15/2037	150,000	193,416
COX Communications, Inc.
8.375%, 03/01/2039 (S)	180,000	274,350
CSC Holdings, Inc.
7.625%, 07/15/2018	30,000	34,575
DIRECTV Holdings LLC
4.600%, 02/15/2021	50,000	54,740
4.750%, 10/01/2014	70,000	75,076
DISH DBS Corp.
5.875%, 07/15/2022 (S)	35,000	35,875
6.750%, 06/01/2021	35,000	38,150
Ford Motor Company
7.450%, 07/16/2031	25,000	31,094
Ford Motor Credit Company LLC
2.750%, 05/15/2015	200,000	203,967
Historic TW, Inc.
6.625%, 05/15/2029	100,000	125,510
Home Depot, Inc.
5.875%, 12/16/2036	150,000	197,878
Lamar Media Corp.
5.875%, 02/01/2022	5,000	5,325
Liberty Interactive LLC
8.250%, 02/01/2030	20,000	21,100
Limited Brands, Inc.
5.625%, 02/15/2022	40,000	43,100
7.000%, 05/01/2020	10,000	11,350
Macy’s Retail Holdings, Inc.
6.900%, 04/01/2029	50,000	59,042
NBCUniversal Media LLC
2.875%, 01/15/2023	100,000	99,817
5.150%, 04/30/2020	110,000	130,384

62

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
NetFlix, Inc.
8.500%, 11/15/2017	$15,000	$15,975
News America, Inc.
6.150%, 02/15/2041	45,000	56,086
7.280%, 06/30/2028	140,000	174,344
7.850%, 03/01/2039	50,000	67,145
PVH Corp.
7.375%, 05/15/2020	20,000	22,600
QVC, Inc.
7.500%, 10/01/2019 (S)	20,000	22,131
Sally Holdings LLC
5.750%, 06/01/2022	10,000	10,650
Sotheby’s
5.250%, 10/01/2022 (S)	10,000	10,175
Time Warner Cable, Inc.
4.500%, 09/15/2042	65,000	64,908
5.000%, 02/01/2020	90,000	104,363
5.875%, 11/15/2040	120,000	141,280
6.750%, 07/01/2018	100,000	125,794
Time Warner, Inc.
5.875%, 11/15/2016	15,000	17,790
7.625%, 04/15/2031	200,000	279,635
Viacom, Inc.
6.875%, 04/30/2036	135,000	178,484
Videotron Ltee
5.000%, 07/15/2022	21,000	21,945
Wynn Las Vegas LLC
7.750%, 08/15/2020	35,000	38,938

		3,498,216
Consumer Staples - 1.0%
Altria Group, Inc.
2.850%, 08/09/2022	75,000	74,845
9.700%, 11/10/2018	68,000	97,421
10.200%, 02/06/2039	25,000	42,882
Anheuser-Busch InBev Worldwide, Inc.
1.375%, 07/15/2017	150,000	151,867
8.200%, 01/15/2039	50,000	83,627
Cargill, Inc.
4.307%, 05/14/2021 (S)	100,000	110,944
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	170,000	175,254
Coca-Cola Refreshments USA, Inc.
7.375%, 03/03/2014	1,000	1,096
Constellation Brands, Inc.
7.250%, 05/15/2017	45,000	52,538
CVS Caremark Corp.
6.250%, 06/01/2027	65,000	85,236
6.600%, 03/15/2019	100,000	127,816
General Mills, Inc.
5.250%, 08/15/2013	100,000	104,150
Kraft Foods Group, Inc.
3.500%, 06/06/2022 (S)	85,000	89,832
Kraft Foods, Inc.
6.875%, 01/26/2039	90,000	123,843
Lorillard Tobacco Company
8.125%, 06/23/2019	36,000	46,433
Molson Coors Brewing Company
3.500%, 05/01/2022	25,000	26,495
PepsiCo, Inc.
7.900%, 11/01/2018	114,000	154,592
The Coca-Cola Company
1.800%, 09/01/2016	100,000	104,209

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Wal-Mart Stores, Inc.
6.200%, 04/15/2038	$125,000	$172,530

		1,825,610
Energy - 1.3%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	150,000	186,040
BP Capital Markets PLC
1.846%, 05/05/2017	40,000	40,867
ConocoPhillips
5.900%, 05/15/2038	245,000	326,910
CONSOL Energy, Inc.
8.000%, 04/01/2017	5,000	5,225
8.250%, 04/01/2020	10,000	10,475
Continental Resources, Inc.
5.000%, 09/15/2022	35,000	36,488
El Paso Corp.
6.500%, 09/15/2020	40,000	44,915
7.000%, 06/15/2017	35,000	40,171
Energy Transfer Equity LP
7.500%, 10/15/2020	45,000	51,075
EP Energy LLC
6.875%, 05/01/2019 (S)	10,000	10,700
Gazprom Neft OAO
4.375%, 09/19/2022 (S)	200,000	202,277
Harvest Operations Corp.
6.875%, 10/01/2017	30,000	32,850
Hornbeck Offshore Services, Inc.
5.875%, 04/01/2020	30,000	30,600
Kinder Morgan Energy Partners LP
6.850%, 02/15/2020	75,000	94,214
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	55,000	59,624
Newfield Exploration Company
5.625%, 07/01/2024	10,000	11,100
5.750%, 01/30/2022	10,000	11,175
6.875%, 02/01/2020	25,000	27,438
Nexen, Inc.
6.200%, 07/30/2019	100,000	121,164
Peabody Energy Corp.
6.500%, 09/15/2020	61,000	62,373
Petrobras International Finance Company
3.875%, 01/27/2016	115,000	121,667
5.375%, 01/27/2021	150,000	169,050
5.750%, 01/20/2020	100,000	114,001
6.750%, 01/27/2041	26,000	32,306
Pioneer Natural Resources Company
6.650%, 03/15/2017	25,000	29,683
6.875%, 05/01/2018	25,000	30,360
Plains All American Pipeline LP
5.750%, 01/15/2020	50,000	60,520
Range Resources Corp.
5.750%, 06/01/2021	5,000	5,375
6.750%, 08/01/2020	20,000	22,000
7.500%, 10/01/2017	10,000	10,400
Transocean, Inc.
2.500%, 10/15/2017	40,000	40,231
4.950%, 11/15/2015	100,000	109,478
Williams Partners LP
3.350%, 08/15/2022	110,000	112,470

		2,263,222
Financials - 5.1%
American Express Centurion Bank
6.000%, 09/13/2017	250,000	303,324

63

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
American International Group, Inc.
2.375%, 08/24/2015	$55,000	$55,587
4.875%, 09/15/2016	75,000	83,733
5.450%, 05/18/2017	100,000	114,040
Bank of America Corp.
5.000%, 05/13/2021	100,000	109,941
5.625%, 07/01/2020	115,000	131,161
5.750%, 12/01/2017	210,000	241,672
5.875%, 01/05/2021	100,000	115,391
7.625%, 06/01/2019	125,000	156,117
Barclays Bank PLC
6.050%, 12/04/2017 (S)	100,000	107,631
Brandywine Operating Partnership LP
4.950%, 04/15/2018	75,000	80,595
7.500%, 05/15/2015	100,000	113,134
Capital One Financial Corp.
6.150%, 09/01/2016	225,000	256,883
CIT Group, Inc.
5.250%, 03/15/2018	31,000	33,248
Citigroup, Inc.
2.250%, 08/07/2015	100,000	101,526
5.375%, 08/09/2020	16,000	18,502
6.125%, 11/21/2017 to 08/25/2036	480,000	551,600
6.875%, 03/05/2038	15,000	19,734
8.500%, 05/22/2019	125,000	165,340
Credit Acceptance Corp.
9.125%, 02/01/2017	25,000	27,563
Discover Financial Services
6.450%, 06/12/2017	100,000	113,549
DuPont Fabros Technology LP
8.500%, 12/15/2017	30,000	33,075
Equity One, Inc.
6.000%, 09/15/2017	50,000	56,344
ERP Operating LP
5.250%, 09/15/2014	100,000	107,911
General Electric Capital Corp.
4.650%, 10/17/2021	155,000	173,759
5.300%, 02/11/2021	150,000	172,170
5.875%, 01/14/2038	100,000	119,301
6.750%, 03/15/2032	90,000	115,401
General Electric Capital Corp., (6.250% to
12/15/22, then 3 month LIBOR + 4.704%)
6.250%, 12/15/2049	100,000	105,553
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
8.125%, 06/15/2038	30,000	34,538
HCP, Inc.
3.750%, 02/01/2019	30,000	31,456
5.650%, 12/15/2013	100,000	105,549
6.000%, 01/30/2017	35,000	40,290
Health Care REIT, Inc.
5.250%, 01/15/2022	125,000	140,789
Host Hotels & Resorts LP
6.000%, 11/01/2020	30,000	33,150
HSBC Holdings PLC
5.100%, 04/05/2021	245,000	283,093
6.800%, 06/01/2038	100,000	122,224
ING US, Inc.
5.500%, 07/15/2022 (S)	15,000	15,651
International Lease Finance Corp.
5.650%, 06/01/2014	30,000	31,428
5.750%, 05/15/2016	60,000	63,625
6.375%, 03/25/2013	38,000	38,760
7.125%, 09/01/2018 (S)	50,000	58,250

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Company
3.250%, 09/23/2022	$80,000	$80,451
4.350%, 08/15/2021	160,000	176,388
6.000%, 01/15/2018	150,000	178,881
6.400%, 05/15/2038	150,000	194,214
Kimco Realty Corp.
6.875%, 10/01/2019	100,000	122,629
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	100,000	147,695
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017	55,000	63,999
7.750%, 05/14/2038	100,000	125,712
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (S)	325,000	346,005
5.125%, 04/10/2013 (S)	25,000	25,602
Morgan Stanley
4.750%, 03/22/2017	110,000	117,961
6.375%, 07/24/2042	80,000	88,208
6.625%, 04/01/2018	150,000	172,381
Nationwide Mutual Insurance Company
9.375%, 08/15/2039 (S)	105,000	143,814
PNC Funding Corp.
5.625%, 02/01/2017	100,000	115,147
ProLogis LP
6.125%, 12/01/2016	100,000	114,208
Provident Funding Associates LP
10.250%, 04/15/2017 (S)	25,000	26,875
Realty Income Corp.
6.750%, 08/15/2019	100,000	122,179
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	75,000	75,902
SLM Corp.
4.625%, 09/25/2017	175,000	177,560
6.000%, 01/25/2017	20,000	21,775
8.450%, 06/15/2018	35,000	41,002
SunTrust Banks, Inc.
3.600%, 04/15/2016	100,000	106,854
The Bear Stearns Companies LLC
6.400%, 10/02/2017	115,000	138,300
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	170,000	187,454
5.750%, 01/24/2022	200,000	230,426
6.750%, 10/01/2037	155,000	166,214
7.500%, 02/15/2019	105,000	130,241
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	160,000	170,012
Ventas Realty LP
4.750%, 06/01/2021	75,000	82,445
Wachovia Corp.
5.750%, 06/15/2017	155,000	185,821
Wells Fargo & Company
3.676%, 06/15/2016	100,000	108,871
4.950%, 10/16/2013	140,000	146,056

		9,113,870
Health Care - 0.7%
AmerisourceBergen Corp.
5.875%, 09/15/2015	50,000	57,134
Amgen, Inc.
3.875%, 11/15/2021	65,000	69,860
6.900%, 06/01/2038	100,000	132,626
Cigna Corp.
4.000%, 02/15/2022	75,000	80,857

64

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Community Health Systems, Inc.
5.125%, 08/15/2018	$5,000	$5,188
Express Scripts Holding Company
2.100%, 02/12/2015 (S)	275,000	282,110
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	15,000	17,288
HCA, Inc.
6.500%, 02/15/2020	40,000	44,500
8.500%, 04/15/2019	25,000	28,188
Medco Health Solutions, Inc.
7.125%, 03/15/2018	60,000	75,354
Pfizer, Inc.
7.200%, 03/15/2039	50,000	78,458
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	125,000	156,962
Tenet Healthcare Corp.
6.250%, 11/01/2018	50,000	55,125
Watson Pharmaceuticals, Inc.
3.250%, 10/01/2022	65,000	65,849
WellPoint, Inc.
4.650%, 01/15/2043	105,000	106,532
7.000%, 02/15/2019	30,000	37,431

		1,293,462
Industrials - 0.4%
BE Aerospace, Inc.
5.250%, 04/01/2022	35,000	36,400
Bombardier, Inc.
7.500%, 03/15/2018 (S)	20,000	22,650
Case New Holland, Inc.
7.875%, 12/01/2017	80,000	93,800
Clean Harbors, Inc.
5.250%, 08/01/2020 (S)	10,000	10,300
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	37,708	41,101
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	39,341	42,489
Continental Airlines 2012-2 Class A Pass Thru
Certificates
4.000%, 10/29/2024	85,000	87,019
Crown Americas LLC
6.250%, 02/01/2021	10,000	11,150
7.625%, 05/15/2017	35,000	37,450
Deluxe Corp.
7.375%, 06/01/2015	15,000	15,263
ERAC USA Finance LLC
6.375%, 10/15/2017 (S)	100,000	119,489
Esterline Technologies Corp.
7.000%, 08/01/2020	5,000	5,550
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021	30,000	32,288
Masco Corp.
6.500%, 08/15/2032	15,000	15,547
7.125%, 03/15/2020	35,000	39,848
Textron, Inc.
7.250%, 10/01/2019	50,000	59,017
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	14,032	14,909
Waste Management, Inc.
6.375%, 03/11/2015	45,000	50,629

		734,899

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology - 0.1%
Audatex North America, Inc.
6.750%, 06/15/2018 (S)	$10,000	$10,675
Equinix, Inc.
8.125%, 03/01/2018	20,000	22,200
Fidelity National Information Services, Inc.
5.000%, 03/15/2022	35,000	36,138
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	15,000	16,050
Jabil Circuit, Inc.
5.625%, 12/15/2020	5,000	5,350
Seagate HDD Cayman
6.875%, 05/01/2020	55,000	58,644

		149,057
Materials - 0.4%
Agrium, Inc.
7.125%, 05/23/2036	50,000	67,640
ArcelorMittal
6.500%, 02/25/2022	55,000	54,185
Ball Corp.
5.000%, 03/15/2022	10,000	10,475
6.750%, 09/15/2020	30,000	33,000
CF Industries, Inc.
7.125%, 05/01/2020	15,000	18,825
Clearwater Paper Corp.
7.125%, 11/01/2018	5,000	5,438
FMG Resources August 2006 Pty, Ltd.
6.000%, 04/01/2017 (S)	70,000	65,100
Nufarm Australia, Ltd.
6.375%, 10/15/2019 (S)	10,000	10,000
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	45,000	51,638
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	75,000	93,451
Rock-Tenn Company
4.000%, 03/01/2023 (S)	15,000	15,148
Silgan Holdings, Inc.
5.000%, 04/01/2020	40,000	41,850
The Dow Chemical Company
4.250%, 11/15/2020	125,000	137,560
5.900%, 02/15/2015	50,000	55,705

		660,015
Telecommunication Services - 0.8%
AT&T, Inc.
5.500%, 02/01/2018	160,000	194,140
6.300%, 01/15/2038	160,000	210,274
Cricket Communications, Inc.
7.750%, 05/15/2016	55,000	58,025
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	50,000	75,269
eAccess, Ltd.
8.250%, 04/01/2018 (S)	5,000	4,550
Frontier Communications Corp.
7.125%, 03/15/2019	10,000	10,650
8.250%, 04/15/2017	10,000	11,350
SBA Telecommunications, Inc.
8.250%, 08/15/2019	10,000	11,175
SBA Tower Trust
2.933%, 12/15/2017 (S)	75,000	77,110
Sprint Nextel Corp.
7.000%, 03/01/2020 (S)	15,000	16,800
9.000%, 11/15/2018 (S)	15,000	18,000
Telecom Italia Capital SA
5.250%, 11/15/2013	50,000	51,563

65

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Telecom Italia Capital SA (continued)
6.000%, 09/30/2034	$25,000	$22,125
Telefonica Emisiones SAU
3.992%, 02/16/2016	50,000	49,750
5.134%, 04/27/2020	75,000	73,594
Verizon Communications, Inc.
8.750%, 11/01/2018	285,000	398,005
Verizon Wireless Capital LLC
5.550%, 02/01/2014	115,000	122,332
Vivendi SA
2.400%, 04/10/2015 (S)	60,000	60,797
Windstream Corp.
7.875%, 11/01/2017	60,000	67,050

		1,532,559
Utilities - 1.0%
AmeriGas Finance LLC
6.750%, 05/20/2020	25,000	26,688
AmeriGas Partners LP
6.500%, 05/20/2021	15,000	15,750
Calpine Corp.
7.500%, 02/15/2021	20,000	21,600
Carolina Power & Light Company
5.300%, 01/15/2019	55,000	66,445
CenterPoint Energy, Inc.
6.500%, 05/01/2018	50,000	60,043
Centrais Eletricas Brasileiras SA
5.750%, 10/27/2021 (S)	270,000	300,375
Commonwealth Edison Company
5.950%, 08/15/2016	100,000	117,656
Dominion Resources, Inc.
6.400%, 06/15/2018	50,000	62,384
7.000%, 06/15/2038	25,000	36,151
DPL, Inc.
7.250%, 10/15/2021 (S)	40,000	45,600
Duke Energy Corp.
5.650%, 06/15/2013	50,000	51,786
Edison International
3.750%, 09/15/2017	50,000	53,720
Ferrellgas LP
6.500%, 05/01/2021	16,000	15,480
FirstEnergy Corp.
7.375%, 11/15/2031	100,000	131,106
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	5,000	5,563
Nevada Power Company
6.500%, 08/01/2018	50,000	63,717
NiSource Finance Corp.
6.400%, 03/15/2018	50,000	61,170
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	50,000	65,331
Progress Energy, Inc.
7.000%, 10/30/2031	50,000	66,212
Puget Sound Energy, Inc.
5.757%, 10/01/2039	100,000	132,694
Sempra Energy
6.500%, 06/01/2016	115,000	136,961
Southern California Edison Company
6.000%, 01/15/2034	100,000	132,642
The AES Corp.
8.000%, 06/01/2020	20,000	23,250

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Union Electric Company
3.900%, 09/15/2042	$100,000	$102,525

		1,794,849

TOTAL CORPORATE BONDS (Cost $20,347,567)		$22,865,759

CAPITAL PREFERRED SECURITIES - 0.1%
Financials - 0.1%
ACE Capital Trust II
9.700%, 04/01/2030	$75,000	$107,438

TOTAL CAPITAL PREFERRED SECURITIES (Cost $83,582) $		107,438

Municipal Bonds - 1.1%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	50,000	70,946
City of Chicago (Illinois)
6.845%, 01/01/2038	155,000	178,524
Illinois State Toll Highway Authority
6.184%, 01/01/2034	95,000	121,793
Irvine Ranch Water District Joint Powers
Agency (California)
2.605%, 03/15/2014	130,000	134,078
Los Angeles Unified School District
(California)
5.750%, 07/01/2034	150,000	176,679
Maryland State Transportation Authority
5.888%, 07/01/2043	40,000	53,906
New Jersey State Turnpike Authority
7.414%, 01/01/2040	100,000	148,844
New York State Thruway Authority
5.883%, 04/01/2030	185,000	238,099
Port Authority of New York & New Jersey
(New York)
6.040%, 12/01/2029	45,000	57,893
State of California
7.550%, 04/01/2039	100,000	136,490
7.300%, 10/01/2039	175,000	233,013
7.600%, 11/01/2040	30,000	41,644
State of Illinois
5.665%, 03/01/2018	200,000	225,772
University of California
5.770%, 05/15/2043	85,000	104,745
University of Missouri
5.960%, 11/01/2039	110,000	145,556

TOTAL MUNICIPAL BONDS (Cost $1,670,606)		$2,067,982

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.2%
Commercial & Residential - 1.2%
American Tower Trust, Series 2007-1A,
Class AFX 5.420%, 04/15/2037 (S)	50,000	52,618
Banc of America Merrill Lynch Commercial
Mortgage, Inc., Series 2007-4, Class A4
5.920%, 02/10/2051 (P)	140,000	165,443
Bear Stearns Commercial Mortgage Securities
Series 2006-PW14, Class A4,
5.201%, 12/11/2038	215,000	247,757
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	30,000	34,856
Series 2006-PW11, Class A4,
5.619%, 03/11/2039 (P)	225,000	255,732
Series 2007-PW16, Class A4,
5.906%, 06/11/2040 (P)	140,000	165,152

66

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4, Class AJ
5.398%, 12/11/2049 (P)	$50,000	$27,003
Commercial Mortgage Pass Through
Certificates, Series 2010-C1, Class A3
4.205%, 07/10/2046 (S)	135,000	153,934
Credit Suisse Mortgage Capital Certificates,
Series 2006-C1, Class A4
5.588%, 02/15/2039 (P)	210,000	238,298
DBUBS Mortgage Trust, Series 2011-LC1A,
Class A3 5.002%, 11/10/2046 (S)	140,000	167,164
Greenwich Capital Commercial
Funding Corp., Series 2004-GG1, Class A7
5.317%, 06/10/2036 (P)	70,000	73,910
GS Mortgage Securities Corp. II
Series 2011-GC3, Class A4,
4.753%, 03/10/2044 (S)	100,000	117,812
Series 2005-ROCK, Class A,
5.366%, 05/03/2032 (S)	30,000	37,196
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
6.064%, 06/15/2038 (P)	140,000	161,786
OBP Depositor LLC Trust, Series 2010-OBP,
Class A 4.646%, 07/15/2045 (S)	100,000	117,891
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class E
4.958%, 08/10/2049 (P)(S)	60,000	36,435
WFRBS Commercial Mortgage Trust,
Series 2011-C4, Class F
5.000%, 06/15/2044 (P)(S)	25,000	17,905

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $1,907,905)		$2,070,892

ASSET BACKED SECURITIES - 0.7%
Ally Master Owner Trust, Series 2010-3,
Class B 3.470%, 04/15/2015 (S)	125,000	125,805
Avis Budget Rental Car Funding AESOP LLC
Series 2009-2A, Class A,
5.680%, 02/20/2014 (S)	195,833	198,110
Series 2009-1A, Class A,
9.310%, 10/20/2013 (S)	18,333	18,428
CenterPoint Energy Transition Bond
Company LLC, Series 2005-A, Class A
5.170%, 08/01/2019	28,000	32,049
First Investors Auto Owner Trust,
Series 2012-1A, Class A2
1.960%, 11/15/2017 (S)	87,974	89,208
Ford Credit Auto Lease Trust, Series 2012-A,
Class B 1.610%, 10/15/2016 (S)	175,000	176,197
Hertz Vehicle Financing LLC, Series 2010-1A,
Class A2 3.740%, 02/25/2017 (S)	150,000	162,396
Santander Drive Auto Receivables Trust
Series 2012-5, Class B,
1.560%, 08/15/2018	80,000	80,212
Series 2011-1, Class B,
2.350%, 11/16/2015	185,000	187,907
Saxon Asset Securities Trust, Series 2006-3,
Class A3 0.387%, 10/25/2046 (P)	110,000	66,037
SNAAC Auto Receivables Trust,
Series 2012-1A, Class A
1.780%, 06/15/2016 (S)	32,473	32,533

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Volvo Financial Equipment LLC,
Series 2012-1A, Class B
1.510%, 08/15/2017 (S)	$35,000	$35,415

TOTAL ASSET BACKED SECURITIES (Cost $1,173,939)		$1,204,297

INVESTMENT COMPANIES - 0.1%
Financials - 0.1%
iShares Russell 2000 Growth Index Fund	1,050	$100,391

TOTAL INVESTMENT COMPANIES (Cost $101,085)		$100,391

SECURITIES LENDING COLLATERAL - 4.3%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	773,040	7,737,052

TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,736,883)		$7,737,052

SHORT-TERM INVESTMENTS - 8.6%
Repurchase Agreement - 8.6%
Bank of America Tri-Party Repurchase
Agreement dated 09/28/2012 at 0.170% to
be repurchased at $15,300,217 on
10/01/2012, collateralized by $14,652,254
Federal National Mortgage Association,
4.500% due 12/01/2040 (valued at
$15,556,549, including interest)	$15,300,000	$15,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $15,300,000)		$15,300,000

Total Investments (Core Allocation Plus Trust)
(Cost $177,655,682) - 105.4%		$188,166,778
Other assets and liabilities, net - (5.4%)		(9,679,410)

TOTAL NET ASSETS - 100.0%		$178,487,368

Core Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 50.4%
U.S. Government - 19.2%
U.S. TreasuryBond 3.000%, 05/15/2042	$5,707,000	$5,926,366
U.S. Treasury Bonds
2.750%, 08/15/2042	5,375,000	5,293,537
3.125%, 11/15/2041 to 02/15/2042	11,402,000	12,148,255
4.250%, 11/15/2040	5,471,000	7,113,153
4.375%, 05/15/2041	5,048,000	6,697,278
4.500%, 02/15/2036	12,738,000	17,017,178
U.S. Treasury Notes
0.250%, 10/31/2013 to 09/15/2015	131,617,000	131,585,742
0.375%, 04/15/2015	41,705,000	41,796,251
0.625%, 08/31/2017 to 09/30/2017	27,626,000	27,645,062
1.000%, 08/31/2019	6,462,000	6,447,864
1.125%, 09/30/2019	6,699,000	6,677,019
1.625%, 08/15/2022	2,078,000	2,076,377
1.750%, 05/15/2022	10,108,000	10,254,091
2.375%, 02/28/2015	18,820,000	19,768,359
3.000%, 09/30/2016	39,216,000	43,159,051

		343,605,583
U.S. Government Agency - 31.2%
Federal Home Loan Mortgage Corp.
2.500%, TBA (C)	17,700,000	18,537,984

67

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
3.000%, 07/01/2032 to 09/01/2032	$2,332,345	$2,487,224
3.500%, 01/01/2032 to 11/25/2032	15,483,189	16,735,376
4.000%, 01/01/2032 to 06/01/2042	57,036,614	63,242,289
4.500%, 10/15/2042	1,746,000	1,974,071
5.000%, 08/01/2039 to 04/01/2042	30,778,100	34,594,583
5.500%, 07/01/2038	5,494,865	6,052,508
5.586%, 10/01/2038 (P)	293,922	316,968
5.636%, 11/01/2039 (P)	6,019,573	6,565,209
5.720%, 11/01/2037 (P)	66,376	71,266
5.899%, 03/01/2037 (P)	96,302	104,539
6.000%, 03/01/2034 to 03/01/2036	4,579,538	5,120,615
Federal National Mortgage Association
2.500%, TBA (C)	64,200,000	67,220,840
3.000%, TBA (C)	28,644,071	30,117,832
3.000%, 07/01/2032 to 09/01/2032	2,682,575	2,864,379
3.500%, TBA (C)	9,000,000	9,257,361
3.500%, 01/01/2032 to 10/01/2042	19,825,075	21,407,668
4.000%, 08/01/2032 to 10/01/2042	85,575,066	95,014,390
5.000%, TBA (C)	4,700,000	5,074,872
5.000%, 04/01/2040 to 09/01/2041	52,098,632	58,188,072
5.500%, 09/01/2034 to 07/01/2039	2,932,528	3,256,563
5.833%, 09/01/2037 (P)	1,864,625	2,033,642
5.987%, 09/01/2037 (P)	202,544	220,903
6.000%, TBA (C)	6,800,000	7,478,586
6.000%, 03/01/2034 to 10/01/2038	61,994,127	69,495,838
6.270%, 09/01/2037 (P)	1,584,027	1,736,381
6.311%, 07/01/2037 (P)	81,744	89,435
6.500%, 10/01/2036	2,804,915	3,159,149
Government National Mortgage Association
3.000%, 08/20/2041 to 01/20/2042 (P)	3,910,415	4,231,899
3.500%, 05/20/2041 to 10/20/2041 (P)	11,244,683	12,235,654
6.000%, 01/15/2040	7,961,671	8,993,889

		557,879,985

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $885,597,805)		$901,485,568

FOREIGN GOVERNMENT
OBLIGATIONS - 1.4%
Canada - 0.4%
Province of Manitoba Canada
1.750%, 05/30/2019	1,760,000	1,802,492
2.100%, 09/06/2022	871,000	884,031
Province of Ontario Canada
1.650%, 09/27/2019	5,245,000	5,268,198

		7,954,721
Japan - 0.3%
Japan Bank for International Cooperation
1.125%, 07/19/2017	4,475,000	4,505,403
Mexico - 0.1%
Government of Mexico
5.750%, 10/12/2110	2,144,000	2,562,080
Slovakia - 0.3%
Government of Slovakia
4.375%, 05/21/2022 (S)	4,970,000	5,228,937
Sweden - 0.1%
Svensk Exportkredit AB
1.750%, 05/30/2017	1,755,000	1,793,484

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Tunisia - 0.2%
Tunisia Government Bonds
1.686%, 07/16/2019	$3,108,000	$3,096,326

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $24,459,719)		$25,140,951

CORPORATE BONDS - 26.5%
Consumer Discretionary - 2.5%
Comcast Corp. 4.650%, 07/15/2042	705,000	755,072
Daimler Finance North America LLC
1.300%, 07/31/2015 (S)	4,230,000	4,246,645
1.875%, 09/15/2014 (S)	4,290,000	4,356,791
DIRECTV Holdings LLC
3.800%, 03/15/2022	1,315,000	1,353,541
5.150%, 03/15/2042	1,330,000	1,354,757
Ford Motor Credit Company LLC
2.750%, 05/15/2015	4,265,000	4,349,605
5.875%, 08/02/2021	2,055,000	2,325,434
LVMH Moet Hennessy Louis Vuitton SA
1.625%, 06/29/2017 (S)	4,665,000	4,705,721
NBCUniversal Media LLC
2.875%, 01/15/2023	3,023,000	3,017,468
4.450%, 01/15/2043	2,015,000	2,008,129
News America, Inc.
6.150%, 03/01/2037 to 02/15/2041	1,887,000	2,300,904
Omnicom Group, Inc. 3.625%, 05/01/2022	1,955,000	2,065,373
Pearson Funding Four PLC
3.750%, 05/08/2022 (S)	1,104,000	1,150,654
The Gap, Inc. 5.950%, 04/12/2021	3,099,000	3,452,735
Time Warner Cable, Inc.
4.500%, 09/15/2042	1,400,000	1,398,016
5.500%, 09/01/2041	954,000	1,080,852
WPP Finance 2010 5.125%, 09/07/2042	1,745,000	1,709,950
Wyndham Worldwide Corp.
2.950%, 03/01/2017	1,065,000	1,074,196
4.250%, 03/01/2022	2,390,000	2,456,906

		45,162,749
Consumer Staples - 2.9%
Anheuser-Busch InBev Worldwide, Inc.
0.800%, 07/15/2015	5,785,000	5,809,204
1.375%, 07/15/2017	5,755,000	5,826,638
Church & Dwight Compnay, Inc.
2.875%, 10/01/2022	1,495,000	1,517,310
ConAgra Foods, Inc.
1.350%, 09/10/2015	1,310,000	1,319,132
2.100%, 03/15/2018	1,310,000	1,329,829
3.250%, 09/15/2022	1,180,000	1,189,593
Ingredion, Inc. 1.800%, 09/25/2017	1,460,000	1,464,460
Kraft Foods Group, Inc.
5.000%, 06/04/2042 (S)	1,050,000	1,172,871
Kraft Foods, Inc.
5.375%, 02/10/2020	1,765,000	2,129,633
6.500%, 02/09/2040	1,380,000	1,871,458
PepsiCo, Inc.
1.250%, 08/13/2017	6,110,000	6,165,711
2.500%, 05/10/2016	2,005,000	2,116,486
Pernod-Ricard SA 5.750%, 04/07/2021 (S)	2,618,000	3,115,383
Philip Morris International, Inc.
1.125%, 08/21/2017	3,450,000	3,448,030
The Coca-Cola Company 1.800%, 09/01/2016	3,240,000	3,376,362
Tyson Foods, Inc. 4.500%, 06/15/2022	3,310,000	3,467,225
Wal-Mart Stores, Inc. 5.625%, 04/15/2041	1,330,000	1,776,557
Walgreen Company
1.800%, 09/15/2017	2,435,000	2,463,076

68

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Walgreen Company (continued)
3.100%, 09/15/2022	$1,945,000	$1,974,344

		51,533,302
Energy - 3.4%
BP Capital Markets PLC 1.846%, 05/05/2017	1,685,000	1,721,531
Canadian Oil Sands Ltd.
6.000%, 04/01/2042 (S)	1,991,000	2,293,684
DCP Midstream Operating LP
4.950%, 04/01/2022	2,545,000	2,676,080
El Paso Pipeline Partners
Operating Company LLC
4.100%, 11/15/2015	2,075,000	2,205,474
7.500%, 11/15/2040	810,000	1,053,373
Energen Corp. 4.625%, 09/01/2021	2,125,000	2,210,083
Energy Transfer Partners LP
5.200%, 02/01/2022	55,000	61,025
6.500%, 02/01/2042	1,380,000	1,594,208
9.000%, 04/15/2019	339,000	437,090
Eog Resources, Inc. 2.625%, 03/15/2023	1,480,000	1,496,423
FMC Technologies, Inc. 3.450%, 10/01/2022	1,945,000	1,972,364
Husky Energy, Inc. 7.250%, 12/15/2019	682,000	876,867
Kerr-McGee Corp. 6.950%, 07/01/2024	2,895,000	3,738,198
Kinder Morgan Energy Partners LP
5.000%, 08/15/2042	1,225,000	1,273,552
Marathon Petroleum Corp.
6.500%, 03/01/2041	1,774,000	2,175,697
ONEOK Partners LP
2.000%, 10/01/2017	1,575,000	1,604,579
6.125%, 02/01/2041	755,000	907,912
Petrobras International Finance Company
2.875%, 02/06/2015	1,780,000	1,829,530
3.500%, 02/06/2017	4,505,000	4,712,428
Petroleos Mexicanos
1.700%, 12/20/2022	2,734,000	2,765,441
1.950%, 12/20/2022	3,518,000	3,602,432
2.000%, 12/20/2022	1,238,000	1,270,807
6.500%, 06/02/2041	360,000	448,740
Reliance Holdings USA, Inc.
5.400%, 02/14/2022 (S)	1,585,000	1,688,694
Shell International Finance BV
1.125%, 08/21/2017	2,625,000	2,634,715
Talisman Energy, Inc. 7.750%, 06/01/2019	1,430,000	1,818,048
Total Capital International SA
1.550%, 06/28/2017	2,704,000	2,755,335
2.700%, 01/25/2023	1,331,000	1,354,655
Transocean, Inc.
3.800%, 10/15/2022	2,196,000	2,207,918
6.375%, 12/15/2021	2,745,000	3,285,976
Western Gas Partners LP
4.000%, 07/01/2022	1,016,000	1,059,302
5.375%, 06/01/2021	580,000	659,228

		60,391,389
Financials - 11.6%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)	4,432,000	4,647,284
American Express Credit Corp.
1.750%, 06/12/2015	4,370,000	4,469,951
American International Group, Inc.
4.875%, 06/01/2022	1,805,000	2,034,636
8.250%, 08/15/2018	1,280,000	1,646,364
Australia & New Zealand Banking Group, Ltd.
1.000%, 10/06/2015 (S)	4,645,000	4,637,484

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp.
3.875%, 03/22/2017	$1,329,000	$1,430,482
5.700%, 01/24/2022	440,000	516,922
5.875%, 02/07/2042	905,000	1,059,138
6.000%, 09/01/2017	2,365,000	2,736,139
Berkshire Hathaway Finance Corp.
1.600%, 05/15/2017	2,630,000	2,691,776
4.400%, 05/15/2042	1,135,000	1,169,701
Boston Properties LP
3.700%, 11/15/2018	1,090,000	1,182,221
3.850%, 02/01/2023	2,150,000	2,265,010
Citigroup Funding, Inc. 1.875%, 10/22/2012	3,690,000	3,693,458
Citigroup, Inc.
2.250%, 08/07/2015	2,955,000	3,000,079
2.650%, 03/02/2015	3,110,000	3,185,657
4.450%, 01/10/2017	2,154,000	2,366,369
4.500%, 01/14/2022	3,711,000	4,075,546
6.125%, 05/15/2018	810,000	959,032
Commonwealth Bank of Australia
1.950%, 03/16/2015	4,270,000	4,364,269
DDR Corp. 4.625%, 07/15/2022	1,305,000	1,419,328
Federal Realty
Investment Trust 3.000%, 08/01/2022	1,015,000	1,010,341
General Electric Capital Corp.
1.625%, 07/02/2015	2,685,000	2,731,963
3.150%, 09/07/2022	5,235,000	5,246,671
6.875%, 01/10/2039	2,204,000	2,948,064
Goodman Funding Pty, Ltd.
6.000%, 03/22/2022 (S)	990,000	1,063,628
Hartford Financial Services Group, Inc.
6.625%, 04/15/2042	610,000	738,536
HCP, Inc.
3.150%, 08/01/2022	745,000	724,413
3.750%, 02/01/2019	3,030,000	3,177,046
5.650%, 12/15/2013	2,945,000	3,108,406
HSBC Holdings PLC
4.000%, 03/30/2022	1,925,000	2,065,856
6.800%, 06/01/2038	1,411,000	1,724,585
HSBC USA, Inc. 2.375%, 02/13/2015	6,420,000	6,609,005
ING Bank NV 2.000%, 09/25/2015 (S)	4,165,000	4,157,993
Inter-American Development Bank
3.200%, 08/07/2042	1,330,000	1,295,308
3.875%, 10/28/2041	2,669,000	2,917,110
JPMorgan Chase & Company
2.000%, 08/15/2017	2,167,000	2,186,386
3.250%, 09/23/2022	1,750,000	1,759,863
4.500%, 01/24/2022	1,715,000	1,902,803
4.650%, 06/01/2014	2,656,000	2,815,458
5.400%, 01/06/2042	1,355,000	1,577,162
KFW 2.000%, 10/04/2022	2,306,000	2,284,557
Kilroy Realty LP
4.800%, 07/15/2018	1,235,000	1,365,379
5.000%, 11/03/2015	810,000	879,561
Lazard Group LLC
6.850%, 06/15/2017	4,143,000	4,676,767
7.125%, 05/15/2015	2,970,000	3,275,340
Liberty Mutual Group, Inc.
6.500%, 05/01/2042 (S)	2,325,000	2,519,644
Markel Corp. 4.900%, 07/01/2022	1,240,000	1,310,377
MetLife, Inc. 4.125%, 08/13/2042	1,315,000	1,296,486
Metropolitan Life Global Funding I
0.731%, 03/19/2014 (P)(S)	9,250,000	9,250,436
Morgan Stanley 5.500%, 07/28/2021	3,924,000	4,295,281
Murray Street Investment Trust I
4.647%, 03/09/2017	6,525,000	7,008,424

69

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
National Australia Bank, Ltd.
1.600%, 08/07/2015	$2,780,000	$2,807,967
2.000%, 06/20/2017 (S)	3,300,000	3,390,192
NIBC Bank NV 2.800%, 12/02/2014 (S)	2,465,000	2,571,863
Nordea Bank AB
2.250%, 03/20/2015 (S)	3,830,000	3,899,312
3.125%, 03/20/2017 (S)	515,000	538,699
4.250%, 09/21/2022 (S)	1,450,000	1,441,365
4.875%, 05/13/2021 (S)	1,525,000	1,601,955
Private Export Funding Corp.
1.450%, 08/15/2019	4,424,000	4,463,608
2.450%, 07/15/2024	3,546,000	3,575,333
Prudential Covered Trust 2012-1
2.997%, 09/30/2015 (S)	2,185,000	2,270,047
Prudential Financial, Inc. 5.625%, 05/12/2041	545,000	613,790
Rabobank Nederland NV NY
3.875%, 02/08/2022	1,780,000	1,889,541
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	3,895,000	3,941,865
Safina, Ltd. 1.550%, 01/15/2022	1,769,000	1,766,559
Stadshypotek AB 1.875%, 10/02/2019 (S)	9,384,000	9,387,312
Svenska Handelsbanken AB
2.875%, 04/04/2017	2,560,000	2,694,753
Swedbank AB 2.125%, 09/29/2017 (S)	3,524,000	3,527,222
The Goldman Sachs Group, Inc.
3.300%, 05/03/2015	3,045,000	3,168,539
6.000%, 06/15/2020	2,190,000	2,525,631
Torchmark Corp. 3.800%, 09/15/2022	528,000	539,717
Ventas Realty LP 4.000%, 04/30/2019	950,000	1,015,492
WEA Finance LLC
3.375%, 10/03/2022 (S)	2,510,000	2,495,874
4.625%, 05/10/2021 (S)	770,000	840,782
Westpac Banking Corp.
1.375%, 07/17/2015 (S)	4,615,000	4,673,610
WR Berkley Corp. 4.625%, 03/15/2022	1,065,000	1,126,904

		208,241,627
Health Care - 2.1%
Amgen, Inc. 5.375%, 05/15/2043	2,645,000	3,069,033
AstraZeneca PLC
1.950%, 09/18/2019	1,765,000	1,797,100
4.000%, 09/18/2042	441,000	452,059
Boston Scientific Corp. 6.400%, 06/15/2016	1,730,000	2,002,994
Celgene Corp. 3.250%, 08/15/2022	3,500,000	3,534,122
Coventry Health Care, Inc.
5.950%, 03/15/2017	2,502,000	2,922,266
Express Scripts Holding Company
2.100%, 02/12/2015 (S)	3,770,000	3,867,466
2.650%, 02/15/2017 (S)	662,000	693,855
Gilead Sciences, Inc.
4.500%, 04/01/2021	1,635,000	1,875,235
5.650%, 12/01/2041	1,170,000	1,465,267
GlaxoSmithKline Capital PLC
1.500%, 05/08/2017	735,000	747,910
Life Technologies Corp. 5.000%, 01/15/2021	1,369,000	1,554,034
Novartis Capital Corp. 2.400%, 09/21/2022	1,765,000	1,776,939
Watson Pharmaceuticals, Inc.
1.875%, 10/01/2017	2,467,000	2,495,047
3.250%, 10/01/2022	1,974,000	1,999,782
4.625%, 10/01/2042	1,480,000	1,517,246
WellPoint, Inc.
1.250%, 09/10/2015	690,000	694,684
1.875%, 01/15/2018	1,000,000	1,003,429
3.125%, 05/15/2022	1,740,000	1,737,232
3.300%, 01/15/2023	1,000,000	1,010,858

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
WellPoint, Inc. (continued)
4.625%, 05/15/2042	$810,000	$818,730

		37,035,288
Industrials - 0.7%
Experian Finance PLC 2.375%, 06/15/2017 (S)	3,185,000	3,230,122
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)	610,000	647,142
4.625%, 01/13/2022 (S)	2,245,000	2,455,792
Schneider Electric Sa 2.950%, 09/27/2022 (S)	1,728,000	1,745,388
The ADT Corp.
2.250%, 07/15/2017 (S)	1,510,000	1,554,510
3.500%, 07/15/2022 (S)	2,013,000	2,091,811

		11,724,765
Materials - 0.4%
Barrick Gold Corp. 3.850%, 04/01/2022	955,000	1,002,762
Teck Resources, Ltd. 6.250%, 07/15/2041	1,036,000	1,128,781
The Dow Chemical Company
5.250%, 11/15/2041	1,235,000	1,403,100
8.550%, 05/15/2019	576,000	772,518
Vale Sa 5.625%, 09/11/2042	3,064,000	3,112,477

		7,419,638
Telecommunication Services - 1.3%
America Movil SAB de CV
2.375%, 09/08/2016	1,385,000	1,441,486
3.125%, 07/16/2022	4,475,000	4,612,570
American Tower Corp.
4.500%, 01/15/2018	2,685,000	2,963,558
5.050%, 09/01/2020	782,000	872,889
AT&T, Inc.
0.875%, 02/13/2015	1,920,000	1,936,606
1.600%, 02/15/2017	2,670,000	2,739,772
6.400%, 05/15/2038	905,000	1,196,934
CenturyLink, Inc. 7.650%, 03/15/2042	945,000	1,007,790
Deutsche Telekom International Finance BV
2.250%, 03/06/2017 (S)	1,310,000	1,340,185
Telefonica Moviles Chile SA
2.875%, 11/09/2015 (S)	945,000	948,864
Vodafone Group PLC
1.250%, 09/26/2017	2,185,000	2,187,567
2.500%, 09/26/2022	2,194,000	2,193,313

		23,441,534
Utilities - 1.6%
Ameren Corp. 8.875%, 05/15/2014	2,080,000	2,313,869
Ameren Illinois Company 2.700%, 09/01/2022	2,630,000	2,681,906
Arizona Public Service Company
4.500%, 04/01/2042	1,187,000	1,283,187
Carolina Power & Light Company
4.100%, 05/15/2042	1,040,000	1,084,164
CenterPoint Energy Houston Electric LLC
3.550%, 08/01/2042	1,575,000	1,544,231
CMS Energy Corp. 2.750%, 05/15/2014	1,255,000	1,273,175
Comision Federal de Electricidad
5.750%, 02/14/2042 (S)	645,000	717,563
Dominion Resources, Inc. 8.875%, 01/15/2019	2,215,000	3,018,248
Duke Energy Corp.
1.625%, 08/15/2017	2,180,000	2,186,908
3.050%, 08/15/2022	1,750,000	1,767,246
Duke Energy Indiana, Inc. 4.200%, 03/15/2042	1,765,000	1,807,810
MidAmerican Energy Holdings Company
6.500%, 09/15/2037	625,000	837,873
Northern Natural Gas Company
4.100%, 09/15/2042 (S)	1,555,000	1,566,176

70

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Progress Energy, Inc. 3.150%, 04/01/2022	$1,605,000	$1,634,880
Public Service Company of Colorado
3.600%, 09/15/2042	2,185,000	2,157,816
Southwestern Electric Power Company
3.550%, 02/15/2022	2,830,000	2,959,979

		28,835,031

TOTAL CORPORATE BONDS (Cost $454,281,795)		$473,785,323

MUNICIPAL BONDS - 1.1%
County of Clark (Nevada) 6.820%, 07/01/2045	1,835,000	2,630,711
Los Angeles Community College District
(California) 6.750%, 08/01/2049	1,755,000	2,392,363
New Jersey State Turnpike Authority
7.102%, 01/01/2041	2,220,000	3,189,208
North Texas Tollway Authority
6.718%, 01/01/2049	1,995,000	2,745,778
State of California 7.600%, 11/01/2040	1,540,000	2,137,736
State of Illinois
5.365%, 03/01/2017	1,085,000	1,209,775
5.665%, 03/01/2018	985,000	1,111,927
5.877%, 03/01/2019	905,000	1,024,270
The Ohio State University 4.800%, 06/01/2111	715,000	821,142
University of Pennsylvania
4.674%, 09/01/2112	1,325,000	1,510,831

TOTAL MUNICIPAL BONDS (Cost $14,698,482)		$18,773,741

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.6%
Commercial & Residential - 6.1%
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class A3,
4.512%, 12/10/2042	158,817	161,077
Series 2002-PB2, Class B,
6.309%, 06/11/2035	43,262	43,308
Bear Stearns Commercial Mortgage
Securities, Inc., Series 2005-PWR7,
Class A2 4.945%, 02/11/2041	109,998	110,052
CFCRE Commercial Mortgage Trust,
Series 2011-C2, Class A4
3.834%, 12/15/2047	1,713,000	1,884,264
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.888%, 12/10/2049 (P)	2,830,000	3,330,004
Commercial Mortgage Pass
Through Certificates
Series 2012-CR2, Class A2,
2.025%, 08/15/2045	2,214,000	2,297,280
Series 2012-CR2, Class ASB,
2.752%, 08/15/2045	2,214,000	2,319,258
Series 2012-LC4, Class A4,
3.288%, 12/10/2044	3,291,000	3,532,592
Series 2012-CR1, Class A3,
3.391%, 05/15/2045	2,696,000	2,910,345
Series 2001-J2A, Class B,
6.304%, 07/16/2034 (S)	2,376,000	2,376,734
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2005-C1, Class A3,
4.813%, 02/15/2038	756,509	778,944
Series 2005-C2, Class A4,
4.832%, 04/15/2037	3,259,000	3,531,918
Credit Suisse Mortgage Capital Certificates,
Series 2006-C5, Class A3
5.311%, 12/15/2039	7,424,000	8,445,023

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
DBUBS Mortgage Trust, Series 2011-LC2A,
Class A4 4.537%, 07/10/2044 (S)	$3,927,000	$4,518,748
DDR Corp., Series 2009-DDR1, Class A
3.807%, 10/14/2022 (S)	5,836,279	6,139,467
GMAC Commercial Mortgage Securities, Inc.
Series 2006-C1, Class AM,
5.290%, 11/10/2045 (P)	1,695,000	1,781,628
Series 2001-C2, Class B,
6.790%, 04/15/2034	240,947	240,521
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class A5,
5.224%, 04/10/2037 (P)	5,393,000	5,983,167
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	6,331,000	7,229,508
GS Mortgage Securities Corp. II,
Series 2010-C1, Class A2
4.592%, 08/10/2043 (S)	1,045,000	1,218,583
Impac Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	4,454,630	4,886,533
JP Morgan Chase Commercial
Mortgage Securities Corp.
Series 2012-C8, Class ASB,
2.379%, 10/15/2045	1,755,000	1,798,871
Series 2012-C8, Class A3,
2.829%, 10/15/2045	3,861,000	3,950,251
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	1,140,588	1,225,994
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (S)	1,646,000	1,822,476
Series 2011-C3A, Class A4,
4.717%, 02/15/2046 (S)	1,403,000	1,620,106
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	4,007,000	4,261,324
Series 2006-LDP9, Class A2,
5.134%, 05/15/2047	645,407	679,099
Series 2002-C2, Class B,
5.211%, 12/12/2034 (P)	723,000	725,603
Series 2007-C1, Class A4,
5.716%, 02/15/2051	930,000	1,094,884
Series 2007-LD11, Class A4,
6.003%, 06/15/2049 (P)	4,148,000	4,801,857
Series 2001-CIB2, Class D,
6.847%, 04/15/2035 (P)	853,000	860,507
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A3
6.076%, 07/15/2044 (P)	826,000	873,195
LB-UBS Commercial Mortgage Trust
Series 2004-C7, Class A5,
4.628%, 10/15/2029	391,340	399,383
Series 2005-C3, Class AM,
4.794%, 07/15/2040	2,897,000	3,113,895
Merrill Lynch Mortgage Trust,
Series 2005-CIP1, Class A3A
4.949%, 07/12/2038 (P)	721,000	760,288
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-4, Class A3
5.172%, 12/12/2049 (P)	4,144,000	4,732,750
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2012-C5, Class A3
2.825%, 08/15/2045	1,311,000	1,371,507
Morgan Stanley Capital I
Series 2012-C4, Class A4,
3.244%, 03/15/2045	2,752,000	2,947,417

71

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Capital I (continued)
Series 2004-T13, Class A3,
4.390%, 09/13/2045	$260,057	$261,985
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	3,720,000	4,413,650
Morgan Stanley Dean Witter Capital I
Series 2003-HQ2, Class B,
5.040%, 03/12/2035	807,000	815,181
Series 2001-TOP3, Class A4,
6.390%, 07/15/2033	58,419	58,406
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.327%, 02/25/2047 (P)	23,807	20,938
Sequoia Mortgage Trust
Series 2010-H1, Class A1,
3.750%, 02/25/2040 (P)	275,178	279,101
Series 2011-1, Class A1,
4.125%, 02/25/2041 (P)	477,562	501,338
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class A3
2.728%, 08/10/2049	1,835,000	1,914,015
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445%, 11/15/2035	134,667	136,639

		109,159,614
U.S. Government Agency - 6.5%
Federal Home Loan Mortgage Corp.
Series K014, Class A2,
3.871%, 04/25/2021	1,098,000	1,258,741
Series 3704, Class CA,
4.000%, 12/15/2036	9,314,310	9,981,699
Series 3664, Class DA,
4.000%, 11/15/2037	1,253,822	1,289,973
Series 3631, Class PA,
4.000%, 02/15/2040	3,266,649	3,457,558
Series K005, Class A2,
4.317%, 11/25/2019	2,672,000	3,130,406
Series 3715, Class PC,
4.500%, 08/15/2040	691,000	776,855
Series K003, Class AAB,
4.768%, 05/25/2018	1,677,000	1,903,038
Series 3407, Class B,
5.500%, 01/15/2038	2,050,000	2,227,227
Series 3622, Class WA,
5.500%, 09/15/2039	3,759,989	4,143,087
Series 3613, Class HJ,
5.500%, 12/15/2039	12,401,500	14,140,475
Series 2980, Class QA,
6.000%, 05/15/2035	2,757,019	3,115,362
Series T-48, Class 1A,
6.221%, 07/25/2033 (P)	60,832	70,514
Series 3529, Class AG,
6.500%, 04/15/2039	6,090,705	6,899,788
Series T-57, Class 1A2,
7.000%, 07/25/2043	788,461	911,325
Series T-57, Class 1A3,
7.500%, 07/25/2043	645,123	749,566
Series T-59, Class 1A3,
7.500%, 10/25/2043	882,683	1,016,107
Series T-60, Class 1A3,
7.500%, 03/25/2044	900,757	1,039,149

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 2010-135, Class LM,
4.000%, 12/25/2040	$344,064	$369,954
Series 2011-53, Class TN,
4.000%, 06/25/2041	11,159,808	11,773,196
Series 2011-78, Class D,
4.000%, 08/25/2041	850,480	900,752
Series 2009-M2, Class A3,
4.001%, 01/25/2019	2,737,000	3,123,380
Series 2009-M1, Class A2,
4.287%, 07/25/2019	2,905,000	3,367,162
Series 2010-M3, Class A3,
4.332%, 03/25/2020 (P)	10,746,000	12,418,481
Series 2010-M1, Class A2,
4.450%, 09/25/2019	946,000	1,085,370
Series 2009-93, Class PD,
4.500%, 09/25/2039	1,011,410	1,089,170
Series 2010-54, Class EA,
4.500%, 06/25/2040	5,753,603	6,216,555
Series 2011-53, Class DT,
4.500%, 06/25/2041	3,860,576	4,087,288
Series 2005-5, Class PA,
5.000%, 01/25/2035	1,220,284	1,324,642
Series 2005-64, Class PL,
5.500%, 07/25/2035	1,260,455	1,425,837
Series 2003-W17, Class 1A7,
5.750%, 08/25/2033	1,000,000	1,170,894
Series 2002-95, Class DB,
6.000%, 01/25/2033	3,102,000	3,531,314
Series 2006-56, Class CA,
6.000%, 07/25/2036	659,844	745,323
Series 2012-3, Class CD,
7.000%, 02/25/2042	3,621,803	4,043,120
Series 2002-33, Class A2,
7.500%, 06/25/2032	678,554	802,468
Government National Mortgage Association
Series 2010-107, Class GX,
4.500%, 04/20/2039	1,720,000	1,966,068
Series 2003-79, Class PV,
5.500%, 10/20/2023	1,187,583	1,317,215

		116,869,059

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $218,662,011)		$226,028,673

ASSET BACKED SECURITIES - 13.3%
Ally Auto Receivables Trust
Series 2012-4, Class A2,
0.480%, 05/15/2015	7,428,000	7,438,065
Series 2011-4, Class A2,
0.650%, 03/17/2014	731,537	731,998
Ally Master Owner Trust
Series 2012-3, Class A1,
0.921%, 06/15/2017 (P)	2,869,000	2,888,541
Series 2012-1, Class A1,
1.021%, 02/15/2017 (P)	9,207,000	9,246,747
American Express Credit Account
Master Trust, Series 2012-3, Class A
0.371%, 03/15/2018 (P)	11,145,000	11,145,323
Americredit Automobile Receivables Trust
Series 2012-4, Class A2,
0.490%, 04/08/2016	2,144,000	2,144,068
Series 2012-4, Class A3,
0.670%, 06/08/2017	1,949,000	1,948,866

72

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
BMW Floorplan Master Owner Trust,
Series 2012-1A, Class A
0.619%, 09/15/2017 (P)(S)	$2,367,000	$2,367,050
Capital One Multi-Asset Execution Trust
Series 2006-A5, Class A5,
0.281%, 01/15/2016 (P)	379,000	378,912
Series 2005-A10, Class A,
0.301%, 09/15/2015 (P)	710,000	709,934
Series 2007-A8, Class A8,
0.689%, 10/15/2015 (P)	6,309,000	6,311,801
Chase Issuance Trust
Series 2012-A6, Class A,
0.358%, 08/15/2017 (P)	30,254,000	30,255,331
Series 2008-A13, Class A13,
1.889%, 09/15/2015 (P)	5,279,000	5,356,501
Citibank Omni Master Trust
Series 2009-A14A, Class A14,
2.971%, 08/15/2018 (P)(S)	1,301,000	1,361,944
Series 2009-A17, Class A17,
4.900%, 11/15/2018 (S)	3,953,000	4,309,114
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
0.257%, 12/25/2036 (P)	6,527	6,485
Discover Card Master Trust
Series 2012-A5, Class A5,
0.421%, 01/16/2018 (P)	2,510,000	2,517,221
Series 2007-A2, Class A2,
0.729%, 06/15/2015 (P)	2,311,000	2,312,539
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A2,
0.569%, 09/15/2016 (P)	6,884,000	6,884,145
Series 2012-1, Class A,
0.691%, 01/15/2016 (P)	7,030,000	7,059,547
GE Capital Credit Card Master Note Trust
Series 2012-4, Class A,
0.521%, 06/15/2018 (P)	1,724,000	1,729,723
Series 2011-1, Class A,
0.771%, 01/15/2017 (P)	1,546,000	1,554,600
Honda Auto Receivables Owner Trust
Series 2010-3, Class A4,
0.940%, 12/21/2016	4,394,000	4,417,527
Series 2009-2, Class A4,
4.430%, 07/15/2015	1,513,130	1,515,916
MMCA Automobile Trust, Series 2011-A,
Class A4 2.020%, 10/17/2016 (S)	2,291,000	2,339,015
Nelnet Student Loan Trust
Series 2005-2, Class A5,
0.473%, 03/23/2037 (P)	8,428,000	7,911,321
Series 2007-1, Class A3,
0.497%, 05/27/2025 (P)	3,823,000	3,596,678
Series 2002-2, Class A4CP,
0.512%, 09/25/2024 (P)	1,601,729	1,598,726
Series 2006-1, Class A4,
0.524%, 11/23/2022 (P)	8,440,147	8,413,881
Series 2006-2, Class A4,
0.531%, 10/26/2026 (P)	5,756,688	5,748,439
Series 2005-1, Class A5,
0.561%, 10/25/2033 (P)	5,020,000	4,653,249
Series 2007-2A, Class A3L,
0.719%, 03/25/2026 (P)(S)	10,347,000	10,048,334
Nissan Master Owner Trust Receivables,
Series 2012-A, Class A
0.691%, 05/15/2017 (P)	1,592,000	1,599,581
Santander Drive Auto Receivables Trust
Series 2012-5, Class A2,
0.570%, 12/15/2015	3,415,000	3,420,273

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Santander Drive Auto
Receivables Trust (continued)
Series 2012-5, Class A3,
0.830%, 12/15/2016	$973,000	$978,393
SLC Student Loan Trust, Series 2006-2,
Class A5 0.489%, 09/15/2026 (P)	2,194,000	2,121,842
SLM Student Loan Trust
Series 2007-2, Class A2,
0.451%, 07/25/2017 (P)	1,498,754	1,496,008
Series 2012-6, Class A2,
0.500%, 09/25/2019 (P)	3,238,000	3,235,918
Series 2007-4, Class A3,
0.511%, 01/25/2022 (P)	6,643,000	6,632,715
Series 2005-1, Class A2,
0.531%, 04/27/2020 (P)	1,451,560	1,440,799
Series 2005-9, Class A4,
0.551%, 01/25/2023 (P)	1,262,336	1,262,364
Series 2005-5, Class A3,
0.551%, 04/25/2025 (P)	407,000	401,222
Series 2004-5, Class A4,
0.601%, 01/25/2021 (P)	1,240,310	1,238,876
Series 2004-6, Class A5,
0.621%, 04/27/2020 (P)	2,831,537	2,824,113
Series 2003-12, Class A5,
0.669%, 09/15/2022 (P)(S)	3,696,000	3,691,999
Series 2012-3, Class A,
0.867%, 12/26/2025 (P)	4,560,539	4,580,815
Series 2012-2, Class A,
0.917%, 01/25/2029 (P)	5,329,677	5,364,724
Series 2008-6, Class A2,
1.001%, 10/25/2017 (P)	453,897	457,306
Series 2008-2, Class A3,
1.201%, 04/25/2023 (P)	2,194,000	2,200,308
Series 2012-B, Class A1,
1.321%, 12/15/2021 (P)(S)	5,723,989	5,763,777
Series 2012-C, Class A1,
1.321%, 08/15/2023 (P)(S)	4,690,501	4,723,513
Series 2011-C, Class A1,
1.621%, 12/15/2023 (P)(S)	6,193,101	6,241,599
Series 2012-A, Class A1,
1.621%, 08/15/2025 (P)(S)	5,887,634	5,951,397
Series 2005-6, Class A5B,
1.651%, 07/27/2026 (P)	1,994,000	2,018,084
Series 2008-5, Class A4,
2.151%, 07/25/2023 (P)	5,231,000	5,514,395
Series 2011-B, Class A2,
3.740%, 02/15/2029 (S)	954,000	1,019,512
SMS Student Loan Trust
Series 2000-A, Class A2,
0.637%, 10/28/2028 (P)	2,212,147	2,206,260
Series 2000-B, Class A2,
0.647%, 04/28/2029 (P)	1,767,276	1,752,735

TOTAL ASSET BACKED SECURITIES (Cost $235,931,698)		$237,040,069

SHORT-TERM INVESTMENTS - 3.9%
Money Market Funds - 3.9%
State Street Institutional Liquid Reserves
Fund, 0.2106% (Y)	68,894,654	68,894,654

TOTAL SHORT-TERM INVESTMENTS (Cost $68,894,654)		$68,894,654

Total Investments (Core Bond Trust)
(Cost $1,902,526,164) - 109.2%		$1,951,148,979
Other assets and liabilities, net - (9.2%)		(164,159,325)

TOTAL NET ASSETS - 100.0%		$1,786,989,654

73

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SALE COMMITMENTS OUTSTANDING - (1.2)%
Federal National Mortgage Association
3.500%, TBA (C)	(9,000,000)	$(9,257,361)
5.000%, TBA (C)	(4,700,000)	(5,074,872)
6.000%, TBA (C)	(6,800,000)	(7,478,586)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(12,564,829))		$(21,810,819)

Core Fundamental Holdings Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies (G) - 38.9%
Equity - 22.6%
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(I)(2)	5,750,404	$75,675,310
Fixed Income - 16.3%
Bond Trust, Series NAV (John Hancock) (A)(1)	3,835,656	54,466,320
American Funds Insurance Series - 61.1%
Equity - 36.9%
American Blue Chip Income & Growth
Fund - Class 1	2,361,031	24,058,909
American Growth Fund - Class 1	402,078	24,184,966
American Growth-Income Fund - Class 1	1,258,468	48,199,334
American International Fund - Class 1	1,573,415	26,811,000
Fixed Income - 24.2%
American U.S. Government Fund - Class 1	6,274,716	80,943,836

TOTAL INVESTMENT COMPANIES (Cost $315,781,574)		$334,339,675

Total Investments (Core Fundamental Holdings Trust)
(Cost $315,781,574) - 100.0%		$334,339,675
Other assets and liabilities, net - 0.0%		(42,386)

TOTAL NET ASSETS - 100.0%		$334,297,289

Core Global Diversification Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies (G) - 40.2%
Equity - 26.4%
International Index, Series NAV
(John Hancock) (A)(2)	3,655,214	$54,791,652
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(I)(2)	2,302,719	30,303,788
Fixed Income - 13.8%
Bond Trust, Series NAV (John Hancock) (A)(1)	3,119,054	44,290,569
American Funds Insurance Series - 59.8%
American Funds Insurance Series - 17.2%
American Global Growth Fund - Class 1	2,453,642	55,378,705
Equity - 21.9%
American Growth-Income Fund - Class 1	410,140	15,708,379
American International Fund - Class 1	3,214,317	54,771,966

Core Global Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income - 20.7%
American U.S. Government Fund - Class 1	5,180,437	$66,827,633

TOTAL INVESTMENT COMPANIES (Cost $318,229,378)		$322,072,692

Total Investments (Core Global Diversification Trust)
(Cost $318,229,378) - 100.0%		$322,072,692
Other assets and liabilities, net - 0.0%		(42,771)

TOTAL NET ASSETS - 100.0%		$322,029,921

Core Strategy Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies (G) - 100.0%
Equity - 70.5%
Strategic Equity Allocation, Series NAV
(John Hancock) (2)(A)(I)	39,629,724	$521,527,170
Fixed Income - 29.5%
Bond Trust, Series NAV
(John Hancock) (A)(I)(1)	15,351,403	217,989,929

		739,517,099

TOTAL INVESTMENT COMPANIES (Cost $739,517,099)		$739,517,099

Total Investments (Core Strategy Trust)
(Cost $739,517,099) - 100.0%		$739,517,099
Other assets and liabilities, net - 0.0%		(53,781)

TOTAL NET ASSETS - 100.0%		$739,463,318

Disciplined Diversification Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 70.7%
Consumer Discretionary - 9.0%
Auto Components - 0.5%
Aisin Seiki Company, Ltd.	600	$17,052
Autoliv, Inc.	1,000	61,970
Autoneum Holding AG (I)	46	2,312
BorgWarner, Inc. (I)(L)	800	55,288
Bosch, Ltd.	16	2,691
Bridgestone Corp.	1,700	39,396
Cheng Shin Rubber Industry Company, Ltd.	6,726	17,633
Cie Generale des Etablissements Michelin	998	78,458
Continental AG	469	46,011
Cooper Tire & Rubber Company	800	15,344
Dana Holding Corp.	1,463	17,995
Denso Corp.	1,700	53,349
Dorman Products, Inc. (I)	600	18,906
Exedy Corp.	200	3,946
Exide Technologies (I)	1,700	5,270
Faurecia	464	7,721
FCC Company, Ltd.	400	6,428
Federal-Mogul Corp. (I)	900	8,235
Firma Oponiarska Debica SA	167	2,527
Fuel Systems Solutions, Inc. (I)(L)	300	5,157
Futaba Industrial Company, Ltd. (I)	400	1,618

74

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Gentex Corp. (L)	1,100	$18,711
Gentherm, Inc. (I)	400	4,976
GKN PLC	8,902	30,946
Hankook Tire Company, Ltd.	590	22,083
Hudaco Industries, Ltd.	45	605
Hyundai Mobis	203	56,516
Johnson Controls, Inc.	3,264	89,434
Keihin Corp.	300	3,496
Koito Manufacturing Company, Ltd.	1,000	11,548
Lear Corp.	1,000	37,790
Leoni AG	304	11,377
Linamar Corp.	400	8,610
Magna International, Inc.	1,447	62,569
Mando Corp.	32	4,414
Minth Group, Ltd.	6,000	6,327
Modine Manufacturing Company (I)	1,300	9,594
Nan Kang Rubber Tire Company, Ltd.	3,088	4,306
NGK Spark Plug Company, Ltd.	1,000	10,513
Nissin Kogyo Company, Ltd.	600	7,809
NOK Corp.	800	12,797
Nokian Renkaat OYJ	853	34,847
Pirelli & C. SpA (L)	2,380	25,715
Plascar Participacoes Industriais SA	700	359
Press Kogyo Company, Ltd.	1,000	3,993
Riken Corp.	1,000	3,675
S&T Dynamics Company, Ltd.	570	6,605
Sanden Corp.	1,000	3,008
Sri Trang Agro-Industry PCL	7,000	3,525
Standard Motor Products, Inc.	500	9,210
Stanley Electric Company, Ltd.	800	11,841
Stoneridge, Inc. (I)(L)	200	994
Superior Industries International, Inc.	500	8,545
Takata Corp.	200	3,595
Tenneco, Inc. (I)	300	8,400
The Goodyear Tire & Rubber Company (I)	1,800	21,942
The Yokohama Rubber Company, Ltd.	2,000	14,750
Tianneng Power International, Ltd.	3,600	2,190
Tokai Rika Company, Ltd.	600	8,427
Tong Yang Industry Company, Ltd.	6,676	6,566
Toyo Tire & Rubber Company, Ltd.	4,000	9,984
Toyoda Gosei Company, Ltd.	600	12,007
Toyota Boshoku Corp.	400	4,148
TRW Automotive Holdings Corp. (I)	1,100	48,081
TS Tech Company, Ltd.	300	4,821
Valeo SA	484	22,470
Visteon Corp. (I)	400	17,784
WABCO Holdings, Inc. (I)	400	23,068
Xinyi Glass Holdings Company, Ltd.	14,000	6,490

		1,208,768
Automobiles - 0.8%
Astra International Tbk PT	50,000	38,606
Bajaj Auto, Ltd.	482	16,663
Bayerische Motoren Werke AG	1,352	99,116
Brilliance China Automotive Holdings, Ltd. (I)	10,000	10,996
Byd Company, Ltd., H Shares (I)	3,000	5,209
Daihatsu Motor Company, Ltd.	1,000	16,670
Daimler AG	4,257	206,479
Dongfeng Motor Group Company, Ltd.,
H Shares	12,000	13,960
Fiat SpA (I)	3,358	17,992
Ford Motor Company	16,600	163,676
Ford Otomotiv Sanayi AS	1,110	11,494
Fuji Heavy Industries, Ltd.	3,000	24,886
Geely Automobile Holdings Company, Ltd.	10,000	3,798

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles (continued)
General Motors Company (I)	5,063	$115,183
Great Wall Motor Company, Ltd., H Shares	3,000	7,897
Guangzhou Automobile Group Company, Ltd.,
H Shares	10,233	6,691
Harley-Davidson, Inc.	1,400	59,318
Honda Motor Company, Ltd.	5,900	181,040
Hyundai Motor Company	529	119,275
IMMSI SpA	4,536	2,294
Isuzu Motors, Ltd.	4,000	19,305
Kia Motors Corp.	733	45,535
Mahindra & Mahindra, Ltd.	1,788	29,233
Maruti Suzuki India, Ltd.	284	7,259
Mazda Motor Corp. (I)	9,000	10,482
Mitsubishi Motors Corp. (I)(L)	19,000	17,521
Nissan Motor Company, Ltd. (L)	9,200	78,328
Peugeot SA (I)(L)	1,042	8,263
Renault SA	1,362	64,195
Suzuki Motor Corp.	1,300	25,219
TAN Chong Motor Holdings BHD	2,300	3,511
Tata Motors, Ltd., ADR (L)	1,303	33,461
Tesla Motors, Inc. (I)(L)	927	27,143
Tofas Turk Otomobil Fabrikasi AS	232	1,173
Toyota Motor Corp. (L)	4,487	352,274
Toyota Motor Corp. (Tokyo Exchange)	2,000	78,473
UMW Holdings BHD	900	2,941
Volkswagen AG	138	23,111
Winnebago Industries, Inc. (I)	400	5,052
Yamaha Motor Company, Ltd.	1,800	15,717

		1,969,439
Chemicals - 0.0%
Nifco, Inc.	200	4,618
Distributors - 0.1%
Canon Sales Company, Inc.	700	9,603
CFAO SA	4	192
Core-Mark Holding Company, Inc.	100	4,811
Dah Chong Hong Holdings, Ltd.	8,000	7,256
Delticom AG	67	4,479
Dogus Otomotiv Servis ve Ticaret AS	43	145
Genuine Parts Company (L)	1,200	73,236
Headlam Group PLC	474	2,350
Imperial Holdings, Ltd.	1,333	30,053
Inchcape PLC	4,402	25,650
John Menzies PLC (I)	4	42
Li & Fung, Ltd.	16,000	24,761
LKQ Corp. (I)	3,000	55,500
Pacific Brands, Ltd.	5,817	3,679
Pool Corp.	400	16,632
Silver base Group Holdings, Ltd.	3,075	1,300
Smiths News PLC	2,505	4,977
Uni-Select, Inc.	200	5,167
VOXX International Corp. (I)	700	5,236

		275,069
Diversified Consumer Services - 0.1%
Advtech, Ltd.	11,287	7,789
American Public Education, Inc. (I)	200	7,286
Anhanguera Educacional Participacoes SA	800	13,299
Apollo Group, Inc., Class A (I)	800	23,240
Ascent Capital Group, Inc., Class A (I)	200	10,802
Bridgepoint Education, Inc. (I)(L)	500	5,075
Cambium Learning Group, Inc. (I)	3,401	3,367
Career Education Corp. (I)	1,300	4,901
Coinstar, Inc. (I)(L)	300	13,494
DeVry, Inc. (L)	612	13,929

75

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Educomp Solutions, Ltd.	690	$2,089
Estacio Participacoes SA	700	11,740
Grand Canyon Education, Inc. (I)	600	14,118
H&R Block, Inc.	1,500	25,995
Hillenbrand, Inc.	200	3,638
ITT Educational Services, Inc. (I)(L)	300	9,669
K12, Inc. (I)	500	10,100
Kroton Educacional SA (I)	50	49
Kroton Educacional SA, Preference Shares (I)	561	9,603
Learning Tree International, Inc. (I)	300	1,527
Lincoln Educational Services Corp.	400	1,680
Mac-Gray Corp.	400	5,364
Matthews International Corp., Class A (L)	400	11,928
Navitas, Ltd.	2,006	8,778
Raffles Education Corp., Ltd. (I)	7,333	2,167
Service Corp. International	1,300	17,498
Sotheby’s (L)	500	15,750
Steiner Leisure, Ltd. (I)	200	9,310
Stewart Enterprises, Inc., Class A (L)	1,600	13,432
Strayer Education, Inc. (L)	200	12,870
Universal Technical Institute, Inc.	300	4,110
Weight Watchers International, Inc.	400	21,120

		315,717
Hotels, Restaurants & Leisure - 1.3%
Accor SA	793	26,532
AFC Enterprises, Inc. (I)	100	2,460
Ajisen China Holdings, Ltd.	8,000	5,279
Alsea SAB de CV (I)	5,441	8,463
Ambassadors Group, Inc.	200	1,080
AmRest Holdings SE (I)	371	8,402
Angler Gaming PLC (I)	583	188
Aristocrat Leisure, Ltd.	3,696	10,271
Autogrill SpA	1,195	11,386
Bally Technologies, Inc. (I)	400	19,756
Berjaya Sports Toto BHD	3,642	5,157
Betsson AB (I)	583	15,523
Biglari Holdings, Inc. (I)	25	9,127
BJ’s Restaurants, Inc. (I)(L)	300	13,605
Bob Evans Farms, Inc.	150	5,870
Boyd Gaming Corp. (I)(L)	1,600	11,296
Brinker International, Inc. (L)	900	31,770
Buffalo Wild Wings, Inc. (I)	300	25,722
Bwin.Party Digital Entertainment PLC	3,922	6,590
Cafe de Coral Holdings, Ltd.	2,000	5,610
Carnival Corp. (L)	2,800	102,032
Carnival PLC	880	32,349
China Energy Development Holdings, Ltd. (I)	160,000	2,164
China Travel International Investment
Hong Kong, Ltd.	22,000	3,960
Chipotle Mexican Grill, Inc. (I)	100	31,754
Choice Hotels International, Inc. (L)	600	19,194
Churchill Downs, Inc.	200	12,544
City Lodge Hotels, Ltd.	313	3,461
Club Mediterranee SA (I)	311	5,009
Compass Group PLC	9,971	110,279
Cracker Barrel Old Country Store, Inc.	300	20,133
Crown, Ltd.	1,773	16,681
Darden Restaurants, Inc. (L)	800	44,600
DineEquity, Inc. (I)	100	5,600
Domino’s Pizza Enterprises, Ltd. (I)	475	5,132
Domino’s Pizza, Inc.	600	22,620
Doutor Nichires Holdings Company, Ltd.	300	3,770
Echo Entertainment Group, Ltd.	6,446	25,500
Enterprise Inns PLC (I)	2,020	2,059

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Flight Centre, Ltd.	476	$11,598
Galaxy Entertainment Group, Ltd. (I)	6,000	20,085
Genting BHD	6,400	18,217
Genting Malaysia BHD	18,600	21,260
Genting Singapore PLC	17,000	18,910
Great Canadian Gaming Corp. (I)	400	4,085
Greene King PLC	1,452	14,093
Hotel Properties, Ltd.	2,000	4,503
Hotel Shilla Company, Ltd.	160	7,948
Hyatt Hotels Corp., Class A (I)	500	20,075
Indian Hotels Company, Ltd.	1,727	2,194
Intercontinental Hotels Group PLC (I)	2,200	57,750
International Game Technology	1,800	23,562
Interval Leisure Group, Inc.	720	13,630
Intralot SA-Integrated Lottery Systems
& Services	1,792	3,011
Isle of Capri Casinos, Inc. (I)	600	4,170
J.D. Wetherspoon PLC	642	5,001
Jollibee Foods Corp.	3,540	8,569
Kangwon Land, Inc.	460	10,329
KFC Holdings Malaysia BHD	4,700	5,985
Kisoji Company, Ltd.	400	8,434
Krispy Kreme Doughnuts, Inc. (I)	200	1,586
Kuoni Reisen Holding AG (I)	39	10,558
Ladbrokes PLC	7,440	20,782
Las Vegas Sands Corp.	1,600	74,192
Life Time Fitness, Inc. (I)(L)	400	18,296
Lottomatica SpA	447	9,848
Luby’s, Inc. (I)	139	935
Marcus Corp.	300	3,330
Marriott International, Inc. (L)	1,229	48,054
Marriott Vacations Worldwide Corp. (I)	242	8,717
Marston’s PLC	2,935	5,423
McDonald’s Corp.	3,900	357,825
Melia Hotels International SA	724	4,938
MGM Resorts International (I)	4,600	49,450
Millennium & Copthorne Hotels PLC	2,080	16,332
Minor International PCL, Foreign Shares	17,380	8,696
Mitchells & Butlers PLC (I)	2,067	9,743
Monarch Casino & Resort, Inc. (I)	200	1,742
Multimedia Games Holding Company, Inc. (I)	1,200	18,876
NH Hoteles SA (I)	580	1,808
OPAP SA	1,350	6,958
Orbis SA	719	8,712
Orient-Express Hotels, Ltd., Class A (I)(L)	1,400	12,460
Oriental Land Company, Ltd.	200	26,318
Paddy Power PLC	306	22,751
Panera Bread Company, Class A (I)	200	34,178
Papa John’s International, Inc. (I)	200	10,682
Peet’s Coffee & Tea, Inc. (I)	200	14,668
Penn National Gaming, Inc. (I)	825	35,558
Pierre & Vacances SA	194	4,234
Pinnacle Entertainment, Inc. (I)	1,500	18,375
Punch Taverns PLC (I)	1,433	154
Restaurant Group PLC	2,413	13,968
Rezidor Hotel Group AB (I)	1,181	4,459
Royal Caribbean Cruises, Ltd. (L)	1,900	57,399
Royal Holdings Company, Ltd.	700	8,762
Ruby Tuesday, Inc. (I)	1,200	8,700
Ruth’s Hospitality Group, Inc. (I)(L)	900	5,733
Ryman Hospitality Properties (I)	500	19,765
Sands China, Ltd.	4,000	14,827
Scientific Games Corp., Class A (I)	1,200	9,924
Shangri-La Asia, Ltd.	4,833	9,376
Six Flags Entertainment Corp.	800	47,040

76

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
SJM Holdings, Ltd.	6,000	$12,978
SkiStar AB	355	4,505
SKYCITY Entertainment Group, Ltd.	3,284	10,276
Sodexo	357	26,910
Sonic Corp. (I)	600	6,162
Speedway Motorsports, Inc.	700	10,780
Spirit Pub Company PLC	1,433	1,209
Star Cruises, Ltd. (I)	54,000	17,341
Starbucks Corp.	3,600	182,700
Starwood Hotels & Resorts Worldwide, Inc.	1,500	86,940
Sun International, Ltd.	1,350	13,796
Tabcorp Holdings, Ltd.	5,372	15,374
Tatts Group, Ltd.	6,221	17,441
The Cheesecake Factory, Inc.	500	17,875
The Hongkong & Shanghai Hotels, Ltd.	182	215
The Wendy’s Company	4,304	19,583
Thomas Cook Group PLC (I)(L)	3,890	1,101
Tim Hortons, Inc.	600	31,224
TUI AG (I)	2,754	23,772
TUI Travel PLC	4,353	16,492
Vail Resorts, Inc. (L)	400	23,060
Whitbread PLC	1,035	38,007
William Hill PLC	6,637	34,016
WMS Industries, Inc. (I)(L)	700	11,466
Wyndham Worldwide Corp.	2,400	125,952
Wynn Macau, Ltd.	4,400	11,906
Wynn Resorts, Ltd.	319	36,825
Yoshinoya Holdings Conpany, Ltd.	1	1,284
Yum! Brands, Inc.	1,900	126,046
Zensho Holdings Company, Ltd.	700	8,916

		2,976,621
Household Durables - 0.8%
Aga Rangemaster Group PLC (I)	3,162	3,113
Arcelik AS	2,206	11,747
Bang & Olufsen A/S (I)	260	3,563
Barratt Developments PLC (I)	569	1,560
Beazer Homes USA, Inc. (I)(L)	900	3,195
Bellway PLC	1,862	27,735
Berkeley Group Holdings PLC (I)	769	17,486
Blyth, Inc.	200	5,198
Bovis Homes Group PLC	816	6,662
Brookfield Incorporacoes SA	1,500	2,923
Brookfield Residential Properties, Inc. (I)	152	2,125
Casio Computer Company, Ltd.	2,000	14,088
Cavco Industries, Inc. (I)	100	4,589
China Overseas Grand Oceans Group, Ltd.	6,000	5,915
Consorcio ARA SAB de CV (I)	6,000	1,879
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	1,800	15,450
D.R. Horton, Inc. (L)	4,100	84,624
Desarrolladora Homex SAB de CV (I)	2,400	5,474
Dorel Industries, Inc., Class B	200	6,945
Duni AB	351	2,944
Ekornes ASA	233	3,313
Electrolux AB	1,989	49,246
Ethan Allen Interiors, Inc.	400	8,768
Even Construtora e Incorporadora SA	1,800	6,935
EZ Tec Empreendimentos e Participacoes SA	1,100	13,663
Fiskars Corp.	285	5,487
Forbo Holding AG (I)	23	13,588
France Bed Holdings Company, Ltd.	1,000	2,152
Gafisa SA (I)	3,000	6,600
Garmin, Ltd. (L)	1,600	66,784
Haier Electronics Group Company, Ltd. (I)	1,000	1,160

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Harman International Industries, Inc.	600	$27,696
Haseko Corp. (I)	7,000	4,466
Helen of Troy, Ltd. (I)	500	15,915
Hooker Furniture Corp.	200	2,598
Hunter Douglas NV	39	1,471
Husqvarna AB, B Shares	3,585	18,337
Husqvarna AB, Series A	1,070	5,442
Jarden Corp. (I)	900	47,556
JM AB (L)	800	14,649
JVC Kenwood Corp.	1,800	6,429
KB Home	1,200	17,220
La-Z-Boy, Inc. (I)	1,817	26,583
Leggett & Platt, Inc.	1,200	30,060
Lennar Corp., Class A (L)	2,400	83,448
Lennar Corp., Class B	500	13,470
LG Electronics, Inc.	484	29,867
Libbey, Inc. (I)	400	6,312
M/I Homes, Inc. (I)	300	5,802
MDC Holdings, Inc. (L)	700	26,957
Meritage Homes Corp. (I)	400	15,212
Mohawk Industries, Inc. (I)	800	64,016
MRV Engenharia e Participacoes SA	2,200	13,164
NACCO Industries, Inc., Class A	100	12,541
Newell Rubbermaid, Inc.	3,300	62,997
Nexity SA	201	5,821
Nobia AB (I)	2,476	9,348
NVR, Inc. (I)	100	84,450
PanaHome Corp.	1,000	5,829
Panasonic Corp. (L)	9,600	63,409
PDG Realty SA Empreendimentos
e Participacoes	8,200	15,451
Persimmon PLC	5,286	64,935
PIK Group, GDR (I)	572	1,264
PulteGroup, Inc. (I)	5,100	79,050
Redrow PLC (I)	1,082	2,721
Rossi Residencial SA	2,400	5,955
Sampo Corp.	21,000	7,280
SEB SA	170	11,800
Sekisui Chemical Company, Ltd.	2,000	16,112
Sekisui House, Ltd.	4,000	39,700
Sharp Corp. (I)(L)	6,000	14,861
Skyworth Digital Holdings, Ltd.	6,000	2,824
Sony Corp. (L)	2,600	30,420
Sony Corp. (Tokyo Exchange)	2,100	24,517
Standard Pacific Corp. (I)(L)	2,300	15,548
Steinhoff International Holdings, Ltd. (I)(L)	6,446	20,212
Sumitomo Forestry Company, Ltd.	1,300	11,541
Tatung Company, Ltd. (I)	10,000	2,570
Taylor Wimpey PLC	12,083	10,625
TCL Multimedia Technology Holdings, Ltd.	12,000	6,476
Tecnisa SA	1,800	8,391
Tempur-Pedic International, Inc. (I)	400	11,956
The Ryland Group, Inc. (L)	900	27,000
Token Corp.	120	5,077
Toll Brothers, Inc. (I)(L)	2,400	79,752
TomTom NV (I)	237	1,072
Tupperware Brands Corp.	600	32,154
Turkiye Sise ve Cam Fabrikalari AS	4,366	6,058
Universal Electronics, Inc. (I)	100	1,758
Urbi Desarrollos Urbanos SAB de CV (I)	6,600	4,040
Videocon Industries, Ltd.	482	1,570
Viver Incorporadora e Construtora SA (I)	1,300	770
VODone, Ltd.	30,800	2,738
Whirlpool Corp. (L)	900	74,619

77

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Woongjin Coway Company, Ltd.	390	$10,721

		1,777,514
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (I)	1,400	356,048
B2W Cia Global do Varejo (I)	300	1,576
CDON Group AB (I)	496	3,117
Expedia, Inc. (L)	890	51,478
Home Retail Group PLC (I)(L)	5,710	8,244
HSN, Inc.	420	20,601
Liberty Interactive Corp., Series A (I)	5,200	96,200
Liberty Ventures, Series A (I)	260	12,906
N. Brown Group PLC	922	4,095
Netflix, Inc. (I)(L)	500	27,220
Nutrisystem, Inc. (L)	300	3,159
Orbitz Worldwide, Inc. (I)	700	1,785
Overstock.com, Inc. (I)	200	2,072
PetMed Express, Inc.	300	3,012
priceline.com, Inc. (I)	300	185,619
Scroll Corp.	400	1,417
Shutterfly, Inc. (I)(L)	200	6,224
TripAdvisor, Inc. (I)(L)	700	23,051
US Auto Parts Network, Inc. (I)	700	2,422
Wotif.com Holdings, Ltd.	1,550	6,162
Yoox SpA (I)	691	8,839

		825,247
Leisure Equipment & Products - 0.2%
Accell Group	148	2,445
Altek Corp.	4,121	2,444
Asia Optical Company, Inc. (I)	5,000	5,716
Brunswick Corp.	800	18,104
Callaway Golf Company	1,000	6,140
Forjas Taurus SA	139	179
Hasbro, Inc. (L)	800	30,536
JAKKS Pacific, Inc.	165	2,404
LeapFrog Enterprises, Inc. (I)	1,000	9,020
Mattel, Inc.	2,237	79,369
Mizuno Corp.	1,000	5,008
Namco Bandai Holdings, Inc.	1,400	23,642
Nikon Corp.	900	24,743
Noritsu Koki Company, Ltd.	100	446
Polaris Industries, Inc. (L)	400	32,348
Roland Corp.	400	2,772
Sankyo Company, Ltd.	400	18,595
Sega Sammy Holdings, Inc.	1,100	20,816
Shimano, Inc.	400	29,123
Smith & Wesson Holding Corp. (I)	1,700	18,717
Steinway Musical Instruments, Inc. (I)	100	2,436
Sturm Ruger & Company, Inc. (L)	300	14,847
Trigano SA	184	2,173
Yamaha Corp.	1,100	10,198

		362,221
Media - 2.0%
Aegis Group PLC (I)	12,290	46,806
Aimia, Inc.	2,100	31,486
Alma Media OYJ	1,123	7,022
Amalgamated Holdings, Ltd.	3,029	20,999
AMC Networks, Inc., Class A (I)	525	22,848
Antena 3 de Television SA	49	224
APN News & Media, Ltd.	2,128	745
Arbitron, Inc.	100	3,790
ASATSU-DK, Inc.	200	5,117
Astral Media, Inc. (I)	600	29,405
Axel Springer AG	261	11,322

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Belo Corp., Class A	600	$4,698
British Sky Broadcasting Group PLC (L)	1,038	49,616
Cablevision Systems Corp., Class A (L)	1,000	15,850
Caltagirone Editore SpA	265	337
CBS Corp.	600	21,846
CBS Corp., Class B	4,194	152,368
Charter Communications, Inc., Class A (I)	100	7,507
Cheil Worldwide, Inc.	640	13,573
Cinemark Holdings, Inc.	1,000	22,430
Cineplex, Inc.	422	12,835
Cineworld Group PLC	2,556	10,290
Clear Channel Outdoor
Holdings, Inc., Class A (I)	500	2,990
Comcast Corp., Class A	13,054	466,942
Comcast Corp., Special Class A	3,584	124,723
Consolidated Media Holdings, Ltd.	2,059	7,224
Corus Entertainment, Inc.	700	16,284
CTC Media, Inc.	1,500	13,665
CTS Eventim AG	131	3,894
Daily Mail & General Trust PLC	1,678	13,074
Dentsu, Inc.	600	15,215
Dial Global, Inc. (I)	103	279
Digital Generation, Inc. (I)(L)	400	4,544
DIRECTV (I)	3,120	163,675
Discovery Communications, Inc., Class A (I)	800	47,704
Discovery Communications, Inc., Series C (I)	615	34,465
DISH Network Corp., Class A	1,000	30,610
Dish TV India, Ltd. (I)	3,527	5,513
DreamWorks Animation
SKG, Inc., Class A (I)(L)	1,000	19,230
Eniro AB (I)	889	1,232
Entercom
Communications Corp., Class A (I)(L)	700	4,802
Euromoney Institutional Investor PLC	277	3,448
Eutelsat Communications	356	11,435
Fairfax Media, Ltd. (L)	23,506	10,046
Fisher Communications, Inc. (I)	100	3,676
Fuji Television Network, Inc.	5	8,185
Gannett Company, Inc. (L)	2,500	44,375
Glacier Media, Inc.	600	1,123
Gray Television, Inc. (I)	535	1,220
Grupo Televisa SAB, ADR (L)	2,660	62,537
Gruppo Editoriale L’Espresso SpA	2,310	2,401
Hakuhodo DY Holdings, Inc.	210	14,148
Harte-Hanks, Inc.	300	2,079
Havas SA	3,883	20,048
Hurriyet Gazetecilik AS (I)	2,696	1,202
Ilkka-Yhtyma OYJ	259	1,757
IMAX Corp. (I)	300	5,969
Informa PLC	5,662	36,917
IPSOS SA	285	9,132
ITV PLC	38,008	54,419
Jagran Prakashan, Ltd.	329	580
John Wiley & Sons, Inc., Class A (L)	500	22,975
Johnston Press PLC (I)	3,508	446
Journal Communications, Inc., Class A (I)	1,100	5,720
Kabel Deutschland Holding AG	450	32,151
Kinepolis Group NV (I)	53	5,255
Lagardere SCA	829	22,707
Lamar Advertising Company, Class A (I)	800	29,648
Liberty Global, Inc., Class A (I)	570	34,628
Liberty Global, Inc., Series C (I)	453	25,558
Liberty Media Corp. - Liberty
Capital, Series A (I)	1,005	104,691
LIN TV Corp., Class A (I)	700	3,080

78

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Live Nation Entertainment, Inc. (I)	1,976	$17,013
Media General, Inc., Class A (I)(L)	500	2,590
Media Prima BHD	9,700	7,336
Mediaset Espana Comunicacion SA	1,438	7,821
Mediaset SpA	4,833	9,109
Meredith Corp. (L)	500	17,500
Modern Times Group AB, B Shares	256	11,334
Mondadori (Arnoldo) Editore SpA (I)	2,250	2,879
Mood Media Corp. (I)	103	251
Morningstar, Inc.	503	31,508
Naspers, Ltd.	1,063	65,841
National CineMedia, Inc.	700	11,459
News Corp., Class A	8,000	196,240
News Corp., Class B	2,394	59,371
NRJ Group	256	1,937
Omnicom Group, Inc.	1,165	60,067
Outdoor Channel Holdings, Inc.	300	2,184
PagesJaunes Groupe (I)	975	1,809
Pearson PLC	4,443	86,816
Promotora de Informaciones SA (I)	515	249
Publicis Groupe SA	872	48,891
PubliGroupe SA (I)	25	3,517
Quebecor, Inc.	300	9,988
REA Group, Ltd.	226	3,663
Reed Elsevier NV	2,667	35,719
Reed Elsevier PLC (L)	1,214	46,387
Regal Entertainment Group, Class A (L)	900	12,663
Rentrak Corp. (I)	200	3,386
Rightmove PLC	657	16,662
Sanoma OYJ (L)	694	6,234
Schibsted ASA	400	15,329
Scholastic Corp. (L)	400	12,712
Scripps Networks Interactive, Inc., Class A	700	42,861
Seat Pagine Gialle SpA (I)	662	7
SES SA	961	26,178
Shaw Communications, Inc., Class B (L)	2,000	40,932
Shochiku Company, Ltd.	1,000	9,939
Singapore Press Holdings, Ltd.	5,000	16,567
Sirius XM Radio, Inc. (I)	7,357	19,128
Sky Network Television, Ltd.	2,275	9,606
SKY Perfect JSAT Holdings, Inc.	16	7,180
Societe d’Edition de Canal Plus	213	1,314
Societe Television Francaise 1	400	3,340
Southern Cross Media Group, Ltd.	7,663	7,960
STW Communications Group, Ltd.	4,307	4,529
Telegraaf Media Groep NV	304	2,951
Ten Network Holdings, Ltd. (I)	10,402	3,920
The EW Scripps Company, Class A (I)	800	8,520
The Interpublic Group of Companies, Inc.	4,800	53,376
The Madison Square Garden, Inc., Class A (I)	625	25,169
The McGraw-Hill Companies, Inc.	1,000	54,590
The New York Times Company, Class A (I)	1,400	13,664
The Walt Disney Company	10,266	536,706
Thomson Reuters Corp. (L)	1,527	44,143
Time Warner Cable, Inc.	1,640	155,898
Time Warner, Inc.	6,317	286,350
Times Media Group, Ltd. (I)	1,017	1,742
Toho Company, Ltd.	100	1,832
Torstar Corp.	400	3,572
Trinity Mirror PLC (I)	1,806	1,480
TV Azteca SA de CV	15,400	10,624
TVN SA	1,226	2,661
UBM PLC	2,888	32,787
Valassis Communications, Inc. (I)	200	4,938
Viacom, Inc., Class B	2,300	123,257

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Virgin Media, Inc. (L)	1,400	$41,216
Vocento SA (I)	703	1,158
West Australian Newspapers Holdings, Ltd.	1,122	1,319
Wolters Kluwer NV	1,825	34,373
Woongjin Thinkbig Company, Ltd.	440	2,384
World Wrestling
Entertainment, Inc., Class A (L)	500	4,025
WPP PLC, ADR	1,402	95,518
Zee Learn, Ltd. (I)	711	364
Zenrin Company, Ltd.	500	6,674
Zon Multimedia Servicos de Telecomunicacoes
e Multimedia SGP	2,647	7,434

		4,609,386
Multiline Retail - 0.6%
Aeon Company BHD	1,500	5,393
Big Lots, Inc. (I)(L)	600	17,748
Canadian Tire Corp., Ltd.	400	28,791
Clicks Group, Ltd. (I)	2,382	16,576
David Jones, Ltd. (L)	5,125	13,341
Debenhams PLC	18,950	31,398
Dillard’s, Inc., Class A (L)	500	36,160
Dollar Tree, Inc. (I)	1,400	67,585
Dollarama, Inc.	362	23,106
Don Quijote Company, Ltd.	200	7,694
El Puerto de Liverpool SAB de CV	1,200	10,600
Empresas La Polar SA (I)	2,561	1,098
Family Dollar Stores, Inc.	600	39,780
Fred’s, Inc., Class A	300	4,269
Golden Eagle Retail Group, Ltd.	3,000	5,871
H20 Retailing Corp.	1,000	11,426
Hyundai Department Store Company, Ltd.	96	13,150
Hyundai Greenfood Company, Ltd.	450	7,513
Indiabulls Wholesale Services, Ltd. (I)	504	82
Intime Department Store Group Company, Ltd.	7,000	7,540
Isetan Mitsukoshi Holdings, Ltd.	2,600	27,106
J Front Retailing Company, Ltd.	3,000	16,829
J.C. Penney Company, Inc. (I)(L)	2,000	48,580
Kohl’s Corp.	1,942	99,469
Lojas Renner SA	600	20,096
Lotte Shopping Company, Ltd.	69	19,792
Macy’s, Inc.	2,800	105,336
Marks & Spencer Group PLC	7,943	45,828
Marui Group Company, Ltd.	1,500	10,623
Matsuya Company, Ltd. (I)	500	5,584
Mitra Adiperkasa Tbk PT	6,000	4,005
Mothercare PLC (I)	561	1,973
Myer Holdings, Ltd. (L)	6,514	11,751
New World Department Store China, Ltd.	8,000	4,441
Next PLC	566	31,605
Nordstrom, Inc.	1,300	71,734
Parkson Holdings BHD	5,712	8,997
PCD Stores Group, Ltd.	16,000	1,279
PPR	344	52,945
Ramayana Lestari Sentosa Tbk PT	106,000	11,631
Ripley Corp. SA	7,726	7,297
Saks, Inc. (I)(L)	1,600	16,496
Sears Holdings Corp. (I)(L)	600	33,294
Shinsegae Company, Ltd.	42	7,858
Stockmann OYJ ABP, Series B	271	5,169
Target Corp.	3,500	222,145
The Reject Shop, Ltd.	168	2,146
Tuesday Morning Corp. (I)	900	5,895
Woolworths Holdings, Ltd.	4,691	34,277

		1,283,302

79

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail - 1.6%
Aaron’s, Inc.	650	$18,077
ABC-MART, Inc.	100	4,416
Abercrombie & Fitch Company, Class A (L)	600	20,352
Advance Auto Parts, Inc.	500	34,220
Aeropostale, Inc. (I)	697	9,430
American Eagle Outfitters, Inc.	1,879	39,609
Americas Car-Mart, Inc. (I)	200	9,094
ANN, Inc. (I)	300	11,319
Aoyama Trading Company, Ltd.	300	5,733
ARB Corp., Ltd.	509	5,149
Asbury Automotive Group, Inc. (I)	500	13,975
Ascena Retail Group, Inc. (I)	1,600	34,320
Automotive Holdings Group	166	520
AutoNation, Inc. (I)(L)	600	26,202
AutoZone, Inc. (I)	100	36,967
Barnes & Noble, Inc. (I)(L)	1,000	12,780
Bed Bath & Beyond, Inc. (I)	1,092	68,796
Belle International Holdings, Ltd.	17,000	30,534
Best Buy Company, Inc. (L)	3,100	53,289
Best Denki Company, Ltd. (I)	500	871
Beter Bed Holding NV	234	4,545
Big 5 Sporting Goods Corp.	400	3,980
Bilia AB	225	3,000
BMTC Group, Inc., Class A (I)	200	3,194
Brown Shoe Company, Inc. (L)	800	12,824
Build-A-Bear Workshop, Inc. (I)	600	2,340
Cabela’s, Inc. (I)	800	43,744
CarMax, Inc. (I)(L)	1,700	48,110
Casual Male Retail Group, Inc. (I)	800	3,704
Charles Voegele Holding AG (I)	176	2,756
Chico’s FAS, Inc.	1,500	27,165
Chiyoda Company, Ltd.	200	5,493
Cia Hering	800	18,086
Citi Trends, Inc. (I)	300	3,767
Clas Ohlson AB	376	4,929
Collective Brands, Inc. (I)	700	15,197
Conn’s, Inc. (I)	988	21,785
DCM Japan Holdings Company, Ltd.	1,400	9,325
Destination Maternity Corp.	200	3,740
Dick’s Sporting Goods, Inc. (L)	600	31,110
Dickson Concepts International, Ltd.	7,500	4,022
Dixons Retail PLC (I)(L)	27,929	8,952
Douglas Holding AG	377	17,108
DSW, Inc., Class A	286	19,082
Dufry Group AG (I)	164	19,676
Dunelm Group PLC (I)	675	7,003
EDION Corp.	500	2,209
Esprit Holdings, Ltd.	7,313	11,194
Etam Developpement SA (I)	97	1,632
Express, Inc. (I)	700	10,374
Fast Retailing Company, Ltd.	200	46,326
Fielmann AG	101	9,373
Foot Locker, Inc.	2,300	81,650
Fourlis SA (I)	160	295
GameStop Corp., Class A (L)	1,000	21,000
Genesco, Inc. (I)	400	26,692
Giordano International, Ltd.	8,000	6,715
GNC Holdings, Inc., Class A	900	35,073
GOME Electrical Appliances Holdings, Ltd.	74,000	7,790
Group 1 Automotive, Inc. (L)	491	29,573
Grupo Elektra SA de CV	125	5,094
Guess?, Inc.	800	20,336
Halfords Group PLC	1,000	4,217
Haverty Furniture Companies, Inc.	300	4,164
Hennes & Mauritz AB, B Shares	2,486	86,574

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Hibbett Sports, Inc. (I)(L)	400	$23,780
Hot Topic, Inc. (L)	1,000	8,700
Howden Joinery Group PLC	6,088	14,627
Inditex SA	970	120,421
JB Hi-Fi, Ltd.	480	4,501
JD Group, Ltd.	2,907	16,261
Jos A. Bank Clothiers, Inc. (I)(L)	300	14,544
JUMBO SA (I)	213	1,179
Kesa Electricals PLC	3,019	2,768
Kingfisher PLC	14,651	62,605
Kirkland’s, Inc. (I)	500	4,965
Kohnan Shoji Company, Ltd.	300	3,543
Leon’s Furniture, Ltd.	300	3,509
Lewis Group, Ltd.	1,301	11,170
Limited Brands, Inc.	1,000	49,260
Lowe’s Companies, Inc.	7,489	226,467
MarineMax, Inc. (I)	200	1,658
Mobilezone Holding AG	918	9,663
Monro Muffler Brake, Inc. (L)	300	10,557
New York & Company, Inc. (I)	200	750
Nishimatsuya Chain Company, Ltd.	100	834
Nitori Holdings Company, Ltd.	50	4,641
O’Reilly Automotive, Inc. (I)	900	75,258
OfficeMax, Inc. (L)	1,000	7,810
Orchard Supply Hardware
Stores Corp., Class A (I)	49	710
Osim International, Ltd.	1,000	1,138
Paris Miki, Inc.	800	4,709
Pendragon PLC (I)	26,477	6,206
Penske Automotive Group, Inc.	1,200	36,108
PetSmart, Inc.	700	48,286
Pier 1 Imports, Inc.	900	16,866
Point, Inc.	250	9,015
Praktiker AG (I)(L)	439	776
Premier Investments, Ltd.	906	5,463
RadioShack Corp. (I)(L)	1,730	4,117
Reitmans Canada, Ltd., Class A	500	6,612
Rent-A-Center, Inc.	500	17,540
RONA, Inc.	1,300	14,665
Ross Stores, Inc.	1,800	116,280
Sally Beauty Holdings, Inc. (I)(L)	1,509	37,861
Select Comfort Corp. (I)	500	15,775
Shimamura Company, Ltd.	200	23,251
Shoe Carnival, Inc.	450	10,589
Signet Jewelers, Ltd.	876	42,714
Sonic Automotive, Inc., Class A (L)	600	11,388
Stage Stores, Inc. (L)	500	10,530
Staples, Inc.	6,225	71,712
Stein Mart, Inc. (I)	700	5,957
Super Cheap Auto Group, Ltd.	1,220	9,801
Super Group, Ltd. (I)	7,139	13,173
Systemax, Inc. (I)	700	8,267
The Buckle, Inc. (L)	350	15,901
The Cato Corp., Class A (L)	400	11,884
The Children’s Place Retail Stores, Inc. (I)	200	12,000
The Finish Line, Inc., Class A	300	6,822
The Foschini Group, Ltd.	2,097	31,961
The Gap, Inc.	3,128	111,920
The Home Depot, Inc.	12,404	748,829
The Men’s Wearhouse, Inc.	600	20,658
The Pep Boys - Manny, Moe & Jack (I)(L)	1,100	11,198
The Wet Seal, Inc., Class A (I)(L)	2,000	6,300
Thorn Group, Ltd.	3,594	6,814
Tiffany & Company (L)	700	43,316
TJX Companies, Inc.	3,230	144,672

80

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Tractor Supply Company	400	$39,556
Truworths International, Ltd.	2,007	22,681
Ulta Salon Cosmetics & Fragrance, Inc.	356	34,285
Urban Outfitters, Inc. (I)	1,100	41,316
Valora Holding AG	66	11,727
Vitamin Shoppe, Inc. (I)	300	17,496
West Marine, Inc. (I)	300	3,189
WH Smith PLC	730	7,629
Williams-Sonoma, Inc.	900	39,573
Yamada Denki Company, Ltd.	430	18,845
Zale Corp. (I)	300	2,070

		3,830,193
Textiles, Apparel & Luxury Goods - 0.6%
361 Degrees International, Ltd.	9,000	2,368
Adidas AG	972	79,824
Anta Sports Products, Ltd.	1,000	765
Asics Corp.	1,000	13,485
Billabong International, Ltd. (I)(L)	6,621	9,067
Bombay Rayon Fashions, Ltd.	71	361
Bosideng International Holdings, Ltd.	32,000	8,923
Burberry Group PLC	1,623	26,353
C C Land Holdings, Ltd.	7,000	1,500
Carter’s, Inc. (I)	800	43,072
Chaoyue Group, Ltd. (I)	45,000	3,075
China Dongxiang Group Company	27,000	2,878
Christian Dior SA	189	25,434
Cie Financiere Richemont SA	1,933	115,898
Coach, Inc.	1,300	72,826
Columbia Sportswear Company (L)	400	21,600
Crocs, Inc. (I)	900	14,589
Daphne International Holdings, Ltd.	10,000	9,935
Deckers Outdoor Corp. (I)(L)	400	14,656
Fila Korea, Ltd.	67	4,375
Fossil, Inc. (I)	407	34,473
G-III Apparel Group, Ltd. (I)(L)	200	7,180
Geox SpA	1,356	3,594
Gerry Weber International AG	118	4,885
Gildan Activewear, Inc.	600	19,024
Grendene SA	1,900	12,887
Gunze, Ltd.	3,000	7,698
Handsome Company, Ltd.	150	3,762
Hanesbrands, Inc. (I)	800	25,504
Hermes International SA	30	8,071
IC Companys A/S	52	919
Iconix Brand Group, Inc. (I)	200	3,648
Japan Wool Textile Company, Ltd.	1,000	7,467
Koninklijke Ten Cate NV	100	2,306
Kurabo Industries, Ltd.	3,000	4,918
LG Fashion Corp.	100	2,785
Li Ning Company, Ltd. (I)	5,000	2,650
LPP SA	4	4,245
Lululemon Athletica, Inc. (I)	664	49,096
Luxottica Group SpA	390	13,764
Luxottica Group SpA, ADR	400	14,104
LVMH Moet Hennessy Louis Vuitton SA	682	102,848
Maidenform Brands, Inc. (I)	400	8,192
Makalot Industrial Company, Ltd.	1,000	2,880
Ming Fung Jewellery Group, Ltd. (I)	90,000	4,178
Movado Group, Inc.	300	10,116
New Wave Group AB	1,015	3,199
NG2 SA	20	346
NIKE, Inc., Class B	1,378	130,786
Onward Holdings Company, Ltd.	1,000	7,968
Oxford Industries, Inc.	100	5,645

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Peak Sport Products Company, Ltd.	8,000	$1,412
Perry Ellis International, Inc. (I)	200	4,410
Ports Design, Ltd.	2,500	1,940
Pou Chen Corp.	11,596	11,836
PVH Corp.	700	65,604
Quiksilver, Inc. (I)	1,800	5,976
Ralph Lauren Corp.	300	45,369
RG Barry Corp.	344	5,071
Ruentex Industries, Ltd.	730	1,707
Safilo Group SpA (I)	447	3,415
Sanyo Shokai, Ltd.	1,000	3,118
Seiko Holdings Corp. (I)	1,000	2,686
Seiren Company, Ltd.	500	3,470
Shinkong Textile Company, Ltd.	1,000	1,390
Skechers U.S.A., Inc., Class A (I)(L)	400	8,160
Stella International Holdings, Ltd.	4,000	9,810
Steven Madden, Ltd. (I)	450	19,674
Taiwan Paiho, Ltd.	3,210	2,113
Texhong Textile Group, Ltd. (I)	12,000	3,929
The Jones Group, Inc.	1,300	16,731
The Swatch Group AG (Bearer Shares)	111	44,275
The Swatch Group AG (Registered Shares)	69	4,809
The Warnaco Group, Inc. (I)	400	20,760
Tod’s SpA	46	4,984
Toyobo Company, Ltd.	10,000	11,900
True Religion Apparel, Inc.	400	8,532
Tsi Holdings Company, Ltd.	1,000	6,581
Under Armour, Inc., Class A (I)	800	44,664
Unifi, Inc. (I)	466	5,974
Unitika, Ltd. (I)	1,000	487
Van De Velde NV (I)	98	4,467
Vera Bradley, Inc. (I)(L)	400	9,540
VF Corp. (L)	361	57,529
Wacoal Holdings Corp.	1,000	12,042
Weiqiao Textile Company, H Shares	11,000	3,997
XTEP International Holdings	14,500	5,218
Youngone Holdings Company, Ltd.	130	7,970
Yue Yuen Industrial Holdings, Ltd.	4,000	13,458

		1,465,130

		20,903,225
Consumer Staples - 6.1%
Beverages - 1.3%
A.G.Barr PLC (L)	2,037	14,712
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,058	15,727
Anheuser-Busch InBev NV	3,662	313,254
Arca Continental SAB de CV	2,239	15,855
Asahi Group Holdings, Ltd.	1,100	27,108
Baron de Ley SA (I)	66	3,545
Beam, Inc.	1,405	80,844
Britvic PLC	1,286	7,580
Brown-Forman Corp., Class B (L)	675	44,044
C&C Group PLC	2,122	10,097
Carlsberg A/S	502	44,513
Central European Distribution Corp. (I)	400	1,140
Cia Cervecerias Unidas SA, ADR	227	16,192
Coca Cola Hellenic
Bottling Company S.A.,ADR (I)	1,000	18,600
Coca-Cola Amatil, Ltd.	2,260	31,679
Coca-Cola Bottling Company Consolidated	100	6,810
Coca-Cola Enterprises, Inc.	2,700	84,429
Coca-Cola Femsa SAB de CV, ADR	140	18,060
Coca-Cola West Company, Ltd.	700	11,564

81

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
Companhia de Bebidas das
Americas, ADR (L)	2,300	$88,021
Constellation Brands, Inc., Class A (I)	2,001	64,732
Cott Corp. (I)	800	6,323
Davide Campari Milano SpA	2,064	16,254
Diageo PLC, ADR	1,777	200,321
Dr. Pepper Snapple Group, Inc.	1,300	57,889
Fomento Economico Mexicano SAB
de CV, ADR	600	55,188
Grupo Modelo SAB de CV	2,500	22,509
Guinness Anchor BHD	1,000	4,997
Heineken NV	837	49,987
Hey Song Corp.	2,000	3,271
Hite Jinro Company, Ltd.	291	6,373
Hitejinro Holdings Company, Ltd.	51	470
ITO EN, Ltd.	400	7,984
Kirin Holdings Company, Ltd.	4,000	53,486
Laurent-Perrier SA	19	1,634
Lotte Chilsung Beverage Company, Ltd.	10	12,400
Mikuni Coca-Cola Bottling Company, Ltd.	1,000	8,761
Molson Coors Brewing Company, Class B	1,400	63,070
Monster Beverage Corp. (I)	1,000	54,160
National Beverage Corp. (I)	651	9,869
Olvi OYJ	100	2,333
PepsiCo, Inc.	6,334	448,257
Pernod-Ricard SA	806	90,575
Remy Cointreau SA	192	22,081
Royal Unibrew A/S	164	12,584
SABMiller PLC	2,908	127,931
Sapporo Holdings, Ltd.	2,000	5,542
The Boston Beer Company, Inc., Class A (I)	66	7,390
The Coca-Cola Company	16,558	628,045
Treasury Wine Estates, Ltd.	2,862	14,888
Tsingtao Brewery Company, Ltd., H Shares	2,000	10,997
United Spirits, Ltd.	763	17,809
Vina Concha Y Toro SA, ADR	300	12,489

		2,954,373
Food & Staples Retailing - 1.3%
Aeon Company, Ltd.	1,900	21,454
Alimentation Couche Tard, Inc.	600	27,574
Arcs Company, Ltd.	500	11,581
Axfood AB	100	3,759
BIM Birlesik Magazalar AS	412	17,204
Booker Group PLC	1,351	2,039
Carrefour SA	2,897	60,228
Casey’s General Stores, Inc.	400	22,856
Casino Guichard Perrachon SA	376	33,339
Cencosud SA	3,266	19,795
China Resources Enterprises, Ltd.	4,000	13,304
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR	500	22,555
Colruyt SA (L)	325	14,178
Costco Wholesale Corp.	1,800	180,225
CP ALL PCL	5,600	6,459
CVS Caremark Corp.	6,742	326,448
Delhaize Group (L)	495	19,087
Distribuidora Internacional
de Alimentacion SA	2,447	13,530
E-Mart Company, Ltd.	121	26,392
Emperia Holding SA	170	2,467
Empire Company, Ltd.	200	12,039
Eurocash SA	556	6,849
FamilyMart Company, Ltd.	300	14,752
George Weston, Ltd.	200	12,867

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Hakon Invest AB	156	$2,688
Harashin Narus Holdings Company, Ltd.	400	7,491
Harris Teeter Supermarkets, Inc.	400	15,536
Heng Tai Consumables Group, Ltd. (I)	7,875	164
Inageya Company, Ltd.	200	2,477
Indiabulls Infrastructure and Power, Ltd. (I)	11,900	1,433
Ingles Markets, Inc., Class A	100	1,635
Izumiya Company, Ltd.	1,000	5,086
J Sainsbury PLC	7,516	42,240
Jeronimo Martins SGPS SA	1,266	21,145
Kesko OYJ, B Shares	469	13,287
Koninklijke Ahold NV	4,990	62,554
Lawson, Inc.	300	23,052
Lianhua Supermarket Holdings Company, Ltd.,
H Shares	5,000	3,962
Liquor Stores N.A., Ltd.	149	2,836
Loblaw Companies, Ltd. (L)	800	27,798
Massmart Holdings, Ltd.	579	11,615
Matsumotokiyoshi Holdings Company, Ltd.	500	12,343
Metcash, Ltd.	4,536	16,608
Metro AG	661	19,786
Metro, Inc. (L)	500	29,702
Nash Finch Company	200	4,084
Organizacion Soriana SAB de CV, Series B	5,100	16,598
Pick’n Pay Stores, Ltd.	1,977	10,606
Pricesmart, Inc. (L)	300	22,716
Raia Drogasil SA	1,300	14,935
Rallye SA	369	11,175
Safeway, Inc. (L)	2,000	32,180
Seven & I Holdings Company, Ltd.	2,900	89,055
Shoppers Drug Mart Corp. (L)	1,116	46,463
Shoprite Holdings, Ltd.	1,492	30,195
Shufersal, Ltd.	1,097	2,662
Sligro Food Group NV	122	3,031
Spartan Stores, Inc.	200	3,062
SUPERVALU, Inc. (I)(L)	2,900	6,989
Susser Holdings Corp. (I)(L)	200	7,234
Sysco Corp. (L)	2,459	76,893
Taiwan TEA Corp.	18,218	10,122
Tesco PLC	27,713	148,698
The Andersons, Inc.	300	11,298
The Fresh Market, Inc. (I)	200	11,996
The Kroger Company	3,240	76,270
The Pantry, Inc. (I)	300	4,365
The Spar Group, Ltd.	1,244	19,140
Tsuruha Holdings, Inc.	200	14,943
United Natural Foods, Inc. (I)	500	29,225
UNY Company, Ltd.	1,000	7,717
Valor Company, Ltd.	500	8,301
Wal-Mart de Mexico SAB de CV	22,114	62,278
Wal-Mart Stores, Inc.	7,655	564,939
Walgreen Company	4,220	153,777
Weis Markets, Inc.	300	12,699
Wesfarmers, Ltd.	4,414	156,811
Whole Foods Market, Inc.	700	68,180
WM Morrison Supermarkets PLC	12,393	57,152
Woolworths, Ltd.	3,379	100,590
X5 Retail Group NV, GDR (I)	473	9,936
Yokohama Reito Company, Ltd.	1,000	7,340

		3,128,074
Food Products - 1.8%
AarhusKarlshamn AB	127	4,807
Afgri, Ltd.	8,620	5,374
Ajinomoto Company, Inc. (L)	3,000	46,983

82

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Alico, Inc.	100	$3,123
Archer-Daniels-Midland Company	4,059	110,324
Aryzta AG (I)	591	28,376
Asian Bamboo AG (L)	217	1,698
Asian Citrus Holdings, Ltd.	1,000	515
Associated British Foods PLC	1,953	40,700
Astra Agro Lestari Tbk PT	2,000	4,570
Astral Foods, Ltd.	425	5,312
Atria PLC	525	3,508
Austevoll Seafood ASA	935	4,216
AVI, Ltd.	4,242	30,464
B&G Foods, Inc.	100	3,031
Bakrie Sumatera Plantations Tbk PT	124,000	1,794
Barry Callebaut AG (I)	15	13,927
Binggrae Company, Ltd.	108	10,246
Bisi International PT	47,500	5,373
Bonduelle SCA	60	5,145
Bongrain SA	43	2,569
BRF - Brasil Foods SA, ADR	2,654	45,914
Bunge, Ltd.	1,500	100,575
Calavo Growers, Inc.	300	7,500
Campbell Soup Company (L)	1,544	53,762
Campofrio Food Group SA (I)	204	1,529
Chaoda Modern Agriculture Holdings, Ltd. (I)	28,480	1,139
Charoen Pokphand Foods PCL	9,600	10,448
Charoen Pokphand Indonesia Tbk PT	44,500	14,046
China Agri-Industries Holdings, Ltd.	10,000	5,641
China Foods, Ltd.	6,000	6,196
China Green Holdings, Ltd. (I)	3,000	702
China Huiyuan Juice Group, Ltd. (I)	11,000	3,319
China Mengniu Dairy Company, Ltd.	8,000	24,021
China Precious Metal Resources
Holdings Company, Ltd. (I)	50,000	9,658
China Yurun Food Group, Ltd. (I)(L)	10,000	7,178
CJ CheilJedang Corp.	55	15,164
ConAgra Foods, Inc.	3,800	104,842
Copeinca ASA	560	4,653
CSM NV	366	6,530
Dairy Crest Group PLC	1,305	7,318
Danone SA	1,684	103,843
Darling International, Inc. (I)	1,200	21,948
DE Master Blenders 1753 NV (I)	2,200	26,542
Dean Foods Company (I)	2,300	37,605
Deoleo SA (I)	2,018	920
Diamond Foods, Inc. (I)(L)	300	5,646
Dydo Drinco, Inc.	100	4,535
East Asiatic Company, Ltd. A/S	298	6,375
Ebro Foods SA	858	15,103
Elders, Ltd. (I)	1,707	441
Empresas Iansa SA	65,744	4,920
Flowers Foods, Inc.	1,450	29,261
Fresh Del Monte Produce, Inc.	538	13,773
Fuji Oil Company, Ltd.	400	5,580
General Mills, Inc.	2,900	115,565
Genting Plantations BHD	2,500	7,521
Glanbia PLC (Dublin Exchange)	1,295	11,482
Global Bio-Chem Technology
Group Company, Ltd. (I)	14,000	1,476
Golden Agri-Resources, Ltd.	35,000	18,744
Goodman Fielder, Ltd. (I)	25,003	12,806
GrainCorp., Ltd.	1,190	11,054
Green Mountain Coffee Roasters, Inc. (I)(L)	950	22,563
Greencore Group PLC	975	1,261
Greggs PLC	350	2,838
Gruma SAB de CV, ADR (I)	200	2,252

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Grupo Bimbo SAB de CV	7,300	$18,222
Grupo Herdez SAB de CV	2,700	6,952
H.J. Heinz Company (L)	1,202	67,252
Hillshire Brands Company	440	11,783
Hokuto Corp.	100	2,114
Hormel Foods Corp. (L)	1,694	49,533
House Food Corp.	500	8,461
Illovo Sugar, Ltd. (I)	1,857	6,808
Indofood Agri Resources, Ltd.	4,000	4,432
Indofood Sukses Makmur Tbk PT	31,000	18,237
Industrias Bachoco SAB de CV, ADR	383	9,192
Ingredion, Inc.	700	38,612
IOI Corp. BHD	11,153	18,168
J&J Snack Foods Corp.	190	10,893
Japfa Comfeed Indonesia Tbk PT	4,000	1,959
JBS SA (I)	2,900	9,613
Kagome Company, Ltd.	200	4,586
Kameda Seika Company, Ltd.	400	10,034
Keck Seng Malaysia BHD	2,700	3,427
Kellogg Company	928	47,940
Kernel Holding SA (I)	123	2,495
Kerry Group PLC	639	32,683
Kewpie Corp.	900	15,045
KEY Coffee, Inc.	300	5,865
Kikkoman Corp.	2,000	27,337
Kraft Foods, Inc. (I)	8,525	352,509
Kuala Lumpur Kepong BHD	1,300	9,386
KWS Saat AG	30	8,003
Lancaster Colony Corp. (L)	200	14,650
Lifeway Foods, Inc. (L)	200	1,900
Lotte Confectionery Company, Ltd.	5	6,977
M Dias Branco SA	300	9,826
Maple Leaf Foods, Inc. (L)	1,300	14,652
Marfrig Alimentos SA (I)	1,000	5,821
Marine Harvest ASA (I)	21,345	17,283
Marudai Food Company, Ltd.	2,000	7,404
Maruha Nichiro Holdings, Inc.	3,000	4,826
Mayora Indah Tbk PT	5,000	11,671
McCormick & Company, Inc., Non-
Voting Shares (L)	800	49,632
Mead Johnson Nutrition Company	800	58,624
Megmilk Snow Brand Company, Ltd.	500	8,858
MEIJI Holdings Company, Ltd.	500	24,821
Morinaga Milk Industry Company, Ltd.	3,000	10,225
Namyang Dairy Products Company, Ltd.	12	11,113
Nestle India, Ltd.	107	8,962
Nestle Malaysia BHD	400	8,006
Nestle SA	11,059	697,614
NICHIREI Corp.	2,000	10,939
Nippon Flour Mills Company, Ltd.	1,000	4,458
Nippon Meat Packers, Inc. (L)	2,000	25,670
Nippon Suisan Kaisha, Ltd.	1,200	2,582
Nisshin Oillio Group, Ltd.	2,000	7,828
Nisshin Seifun Group, Inc.	1,500	18,445
Nissin Food Products Company, Ltd.	300	11,761
Nongshim Company, Ltd.	25	5,965
Nutreco Holding NV	199	14,761
Oceanus Group, Ltd. (I)	21,000	869
Orion Corp.	21	18,326
Osem Investments, Ltd.	13	179
Parmalat SpA	324	693
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	13,500	3,446
Pilgrim’s Pride Corp. (I)	2,656	13,572
Pioneer Foods, Ltd.	1,044	6,645

83

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Post Holdings, Inc. (I)	300	$9,018
PPB Group BHD	2,500	9,861
Premier Foods PLC (I)	5,155	5,332
Ralcorp Holdings, Inc. (I)	400	29,200
REI Agro, Ltd.	10,562	2,126
Ridley Corp., Ltd.	3,902	4,720
Sampoerna Agro Tbk PT	18,000	5,437
Samyang Holdings Corp.	136	8,053
Sanderson Farms, Inc.	200	8,874
Sao Martinho SA	500	5,900
Saputo, Inc. (L)	500	21,488
Seneca Foods Corp., Class A (I)	200	5,972
Shenguan Holdings Group, Ltd.	8,000	4,404
Sipef SA	36	2,975
SLC Agricola SA	200	2,146
Smart Balance, Inc. (I)(L)	1,172	14,158
Smithfield Foods, Inc. (I)	1,200	23,580
Snyders-Lance, Inc.	900	22,500
Tata Global Beverages, Ltd.	3,900	10,552
Tate & Lyle PLC	2,335	25,117
The Hain Celestial Group, Inc. (I)	500	31,500
The Hershey Company	600	42,534
The J.M. Smucker Company	1,000	86,330
Tiger Brands, Ltd.	908	29,841
Tingyi Cayman Islands Holding Corp.	10,000	29,986
Tongaat Hulet, Ltd.	519	8,710
TreeHouse Foods, Inc. (I)	200	10,500
Tyson Foods, Inc., Class A	2,900	46,458
Uni-President Enterprises Corp.	15,107	26,721
Unilever NV	4,041	143,150
Unilever PLC, ADR (L)	3,683	134,503
Viscofan SA	232	10,639
Vitasoy International Holdings, Ltd.	2,000	1,739
Viterra, Inc.	3,072	50,341
Want Want China Holdings, Ltd.	27,000	34,501
Wilmar International, Ltd.	7,000	18,458
Yakult Honsha Company, Ltd. (L)	500	23,699
Yamazaki Baking Company, Ltd.	1,000	13,369

		4,131,181
Household Products - 0.8%
Central Garden & Pet Company (I)	400	4,756
Central Garden & Pet Company, Class A (I)	300	3,624
Church & Dwight Company, Inc.	1,000	53,990
Colgate-Palmolive Company	1,828	195,998
Energizer Holdings, Inc.	500	37,305
Henkel AG & Company, KGaA	631	41,188
Hindustan Unilever, Ltd.	1,743	18,021
Kimberly-Clark Corp.	1,600	137,248
Kimberly-Clark de Mexico SAB de CV	9,000	21,494
LG Household & Health Care, Ltd.	26	14,813
Lion Corp.	1,000	5,820
McBride PLC (I)	3,988	8,342
NVC Lighting Holdings, Ltd.	3,000	670
PZ Cussons PLC	1,458	7,073
Reckitt Benckiser Group PLC	1,506	86,770
Spectrum Brands Holdings, Inc.	600	24,006
The Clorox Company	600	43,230
The Procter & Gamble Company	14,877	1,031,869
Unicharm Corp.	200	11,483
Vinda International Holdings, Ltd.	3,000	4,119
WD-40 Company	94	4,948

		1,756,767

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products - 0.2%
Aderans Company, Ltd. (I)	200	$2,721
Amorepacific Corp.	14	14,875
AMOREPACIFIC Group	43	19,072
Atrium Innovations, Inc. (I)	65	710
Avon Products, Inc.	2,800	44,660
Beiersdorf AG	429	31,511
Blackmores, Ltd.	69	2,228
Colgate-Palmolive India, Ltd.	468	10,686
Dabur India, Ltd.	4,276	10,470
Elizabeth Arden, Inc. (I)	300	14,172
Fancl Corp.	300	3,518
Gillette India, Ltd.	134	5,448
Hengan International Group Company, Ltd.	4,000	37,754
Herbalife, Ltd. (L)	600	28,440
Hypermarcas SA (I)	1,400	10,283
Inter Parfums, Inc.	500	9,150
Kao Corp.	1,600	47,153
Kobayashi Pharmaceutical Company, Ltd.	200	10,665
Kose Corp.	200	4,661
L’Oreal SA	506	62,683
Natura Cosmeticos SA	600	16,352
Nu Skin Enterprises, Inc., Class A (L)	700	27,181
Nutraceutical International Corp. (I)	300	4,728
Oriflame Cosmetics SA SDR	111	3,806
Prestige Brands Holdings, Inc. (I)(L)	1,300	22,048
Procter & Gamble Hygiene &
Health Care, Ltd.	55	2,595
Revlon, Inc., Class A (I)	600	9,264
Shiseido Company, Ltd. (L)	1,400	19,208
The Estee Lauder Companies, Inc., Class A	1,000	61,570
USANA Health Sciences, Inc. (I)	200	9,294

		546,906
Tobacco - 0.7%
Alliance One International, Inc. (I)(L)	2,600	8,398
Altria Group, Inc.	8,164	272,596
British American Tobacco Malaysia BHD	800	15,796
British American Tobacco PLC, ADR (L)	2,715	278,668
Gudang Garam Tbk PT	2,000	9,697
Imperial Tobacco Group PLC	2,651	98,265
Imperial Tobacco Group, ADR	219	16,215
ITC, Ltd.	6,318	32,441
Japan Tobacco, Inc.	2,600	77,924
KT&G Corp.	357	27,177
Lorillard, Inc.	500	58,225
Philip Morris International, Inc.	7,527	676,978
Reynolds American, Inc.	1,500	65,010
Souza Cruz SA	2,000	27,130
Swedish Match AB	675	27,328
Universal Corp. (L)	150	7,638
Vector Group, Ltd. (L)	1,226	20,346

		1,719,832

		14,237,133
Energy - 7.5%
Energy Equipment & Services - 1.1%
Aker ASA, Series A	250	8,132
Aker Solutions ASA	700	13,315
AMEC PLC	2,895	53,741
Archer, Ltd. (I)	243	368
Atwood Oceanics, Inc. (I)	600	27,270
Baker Hughes, Inc.	2,588	117,055
Basic Energy Services, Inc. (I)(L)	600	6,732
BGR Energy Systems, Ltd.	542	2,819
Bourbon SA	210	6,059

84

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Bristow Group, Inc.	400	$20,220
BW Offshore, Ltd.	2,640	1,653
Calfrac Well Services, Ltd.	200	4,813
Cameron International Corp. (I)	1,100	61,677
Canyon Services Group, Inc.	650	7,868
China Oilfield Services, Ltd., H Shares	10,000	18,155
Cie Generale de Geophysique-Veritas (I)	928	29,336
Compagnie Generale de
Geophysique-Veritas (L)	435	14,290
Core Laboratories NV	83	10,083
Dawson Geophysical Company (I)	200	5,052
Diamond Offshore Drilling, Inc. (L)	1,200	78,972
Dockwise, Ltd. (I)	60	1,042
DOF ASA (I)	400	1,841
Dresser-Rand Group, Inc. (I)	600	33,066
Dril-Quip, Inc. (I)	300	21,564
Exterran Holdings, Inc. (I)	1,200	24,336
Farstad Shipping ASA	96	2,300
FMC Technologies, Inc. (I)	1,300	60,190
Fred Olsen Energy ASA	80	3,582
Fugro NV	672	45,829
Gulf Islands Fabrication, Inc.	100	2,787
Gulfmark Offshore, Inc., Class A (I)	400	13,216
Halliburton Company	4,800	161,712
Heckmann Corp. (I)(L)	1,600	6,720
Helix Energy Solutions Group, Inc. (I)	900	16,443
Helmerich & Payne, Inc.	1,100	52,371
Hornbeck Offshore Services, Inc. (I)(L)	600	21,990
Integra Group Holdings-REG S GDR (I)	532	686
ION Geophysical Corp. (I)	1,500	10,410
John Wood Group PLC	3,042	39,593
Key Energy Services, Inc. (I)	1,400	9,800
KNM Group BHD (I)	6,100	1,338
Kvaerner ASA	700	1,814
Lamprell PLC (I)	243	433
Lufkin Industries, Inc. (L)	400	21,528
Matrix Service Company (I)	500	5,285
McDermott International, Inc. (I)	1,600	19,552
Modec, Inc.	100	1,967
Nabors Industries, Ltd. (I)	2,700	37,881
National Oilwell Varco, Inc.	2,601	208,366
Natural Gas Services Group, Inc. (I)	100	1,495
Newpark Resources, Inc. (I)(L)	1,011	7,492
Noble Corp. (I)	1,023	36,603
North American Energy Partners, Inc. (I)	700	2,044
Oceaneering International, Inc.	800	44,200
Oil States International, Inc. (I)	500	39,730
Parker Drilling Company (I)	2,500	10,575
Pason Systems, Inc.	600	10,015
Patterson-UTI Energy, Inc. (L)	1,500	23,760
Petrofac, Ltd.	1,318	34,049
Petroleum Geo-Services ASA	1,029	17,091
Pioneer Energy Services Corp. (I)	900	7,011
Poseidon Concepts Corp.	862	12,810
Precision Drilling Corp. (I)	1,800	14,153
ProSafe SE	1,104	9,133
RigNet, Inc. (I)	200	3,700
Rowan Companies PLC, Class A (I)	1,100	37,147
RPC, Inc. (L)	1,650	19,619
Saipem SpA	1,324	63,787
Sapurakencana Petroleum BHD (I)	46,869	35,491
Savanna Energy Services Corp.	400	3,206
SBM Offshore NV (I)	691	9,887
Schlumberger, Ltd.	6,129	443,311
Schoeller-Bleckmann Oilfield Equipment AG	46	4,786

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Seadrill, Ltd.	907	$35,497
Sevan Marine ASA (I)	512	1,366
Shawcor, Ltd., Class A	600	26,048
Shinko Plantech Company, Ltd.	700	5,678
Siem Offshore, Inc. (I)	1,271	1,796
Songa Offshore SE (I)	1,579	3,337
Subsea 7 SA	1,520	35,210
Superior Energy Services, Inc. (I)	1,006	20,643
Swiber Holdings, Ltd. (I)	6,000	3,212
Technip SA	523	58,356
Tecnicas Reunidas SA	207	9,658
Tenaris SA (L)	1,200	48,924
Tesco Corp. (I)	200	2,136
Tidewater, Inc.	600	29,118
TMK OAO, GDR (I)	600	9,124
Total Energy Services, Inc.	400	6,477
Trican Well Service, Ltd.	900	11,709
Union Drilling, Inc. (I)	900	5,841
Unit Corp. (I)	500	20,750
Weatherford International, Ltd. (I)	5,000	63,400
Willbros Group, Inc. (I)	600	3,222
WorleyParsons, Ltd.	854	24,916

		2,632,765
Oil, Gas & Consumable Fuels - 6.4%
Adaro Energy Tbk PT	67,000	10,440
Advantage Oil & Gas, Ltd. (I)	1,400	5,241
Afren PLC (I)	4,344	9,864
Alon USA Energy, Inc.	1,100	15,070
Alpha Natural Resources, Inc. (I)	2,153	14,145
AltaGas, Ltd.	700	24,031
Anadarko Petroleum Corp.	3,300	230,736
Apache Corp.	2,300	198,881
Approach Resources, Inc. (I)	400	12,052
Aquila Resources, Ltd. (I)	871	2,305
ARC Resources, Ltd. (L)	1,233	29,975
Arch Coal, Inc.	1,300	8,229
Aurora Oil and Gas, Ltd. (I)	2,460	9,174
AWE, Ltd.	6,149	8,310
Bangchak Petroleum PCL	6,900	5,470
Bankers Petroleum, Ltd. (I)	700	2,101
Banpu PCL	700	8,915
Bayan Resources Tbk PT	1,500	1,837
Baytex Energy Corp.	438	20,815
Beach Energy, Ltd.	27,483	35,768
Bellatrix Exploration, Ltd. (I)	2,700	10,958
Berry Petroleum Company, Class A (L)	500	20,315
BG Group PLC	11,036	223,469
Bharat Petroleum Corp., Ltd.	1,270	8,452
Bill Barrett Corp. (I)(L)	700	17,339
BlackPearl Resources, Inc. (I)	1,800	6,628
Bonavista Energy Corp.	600	10,644
Bonheur ASA	169	3,486
BP PLC, ADR	12,600	533,736
Brightoil Petroleum Holdings Ltd (I)	17,000	3,147
Bumi Resources Tbk PT	59,500	4,505
Cabot Oil & Gas Corp.	1,900	85,310
Cairn Energy PLC (I)	3,753	16,708
Cairn India, Ltd. (I)	1,480	9,271
Callon Petroleum Company (I)	600	3,690
Caltex Australia, Ltd.	761	12,987
Calvalley Petroleums, Inc. (I)	500	1,099
Cameco Corp. (L)	2,100	40,906
Canadian Natural Resources, Ltd.	4,550	140,374
Canadian Oil Sands, Ltd.	1,531	32,782

85

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Carrizo Oil & Gas, Inc. (I)	400	$10,004
CCX Carvao da Colombia SA (I)	600	912
Celtic Exploration, Ltd. (I)	600	11,157
Cenovus Energy, Inc.	2,056	71,754
Cheniere Energy, Inc. (I)(L)	1,500	23,325
Chennai Petroleum Corp., Ltd.	742	1,840
Chesapeake Energy Corp.	4,400	83,028
Chevron Corp.	12,747	1,485,790
China Aviation Oil Singapore Corp., Ltd.	2,000	1,635
China Coal Energy Company, Ltd., H Shares	29,000	26,321
China Petroleum & Chemical Corp., ADR	820	75,784
China Qinfa Group, Ltd.	4,000	472
China Shenhua Energy Company, Ltd.,
H Shares	11,000	42,325
Chinook Energy, Inc. (I)	716	1,143
Cimarex Energy Company (L)	800	46,840
Clayton Williams Energy, Inc. (I)(L)	300	15,567
Clean Energy Fuels Corp. (I)(L)	1,082	14,250
Cloud Peak Energy, Inc. (I)(L)	700	12,670
CNOOC, Ltd.	2,000	4,058
CNOOC, Ltd., ADR	670	135,829
Cobalt International Energy, Inc. (I)	1,100	24,497
Cockatoo Coal, Ltd. (I)	8,818	1,048
Comstock Resources, Inc. (I)(L)	600	11,028
Concho Resources, Inc. (I)	1,100	104,225
Connacher Oil and Gas, Ltd. (I)	1,300	714
ConocoPhillips	7,097	405,806
CONSOL Energy, Inc. (L)	1,900	57,095
Continental Resources, Inc. (I)	300	23,070
Corridor Resources, Inc. (I)	1,200	757
Cosan SA Industria e Comercio	700	12,786
Cosmo Oil Company, Ltd.	4,000	7,286
Crescent Point Energy Corp. (L)	800	35,423
Crew Energy, Inc. (I)	300	2,209
Crosstex Energy, Inc. (L)	511	7,169
CVR Energy, Inc. (I)	1,100	0
Dart Energy, Ltd. (I)	4,100	722
Delek US Holdings, Inc.	336	8,565
Delta Dunia Makmur Tbk PT (I)	65,000	1,689
Denbury Resources, Inc. (I)	4,023	65,012
Det Norske Oljeselskap ASA (I)	1,244	20,630
Devon Energy Corp.	2,300	139,150
DNO International ASA (I)	4,000	7,660
Dragon Oil PLC	2,521	24,367
Ecopetrol SA, ADR	500	29,465
Enbridge Income Fund Holdings, Inc.	400	9,566
Enbridge, Inc. (L)	2,368	92,494
Encana Corp. (L)	2,556	55,977
Enerflex, Ltd.	500	6,332
Energen Corp.	700	36,687
Energi Mega Persada Tbk PT (I)	260,500	2,428
Energy Resources of Australia, Ltd. (I)	1,102	1,504
Energy XXI Bermuda, Ltd.	800	27,960
Enerplus Corp. (L)	1,342	22,251
ENI SpA, ADR	4,553	199,604
Enquest PLC (I)	5,935	11,027
EOG Resources, Inc.	1,801	201,802
EPL Oil & Gas, Inc. (I)	600	12,174
EQT Corp.	700	41,300
ERG SpA	259	1,875
Essar Oil, Ltd. (I)	3,444	3,289
Essar Shipping, Ltd. (I)	1,514	772
Esso SAF	21	1,641
Etablissements Maurel et Prom SA	451	6,680
Euronav NV (I)	398	2,544

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
EXCO Resources, Inc.	1,900	$15,219
Exxaro Resources, Ltd.	603	11,672
Exxon Mobil Corp.	27,915	2,552,827
Fairborne Energy, Ltd. (I)	400	545
Forest Oil Corp. (I)	1,500	12,675
Formosa Petrochemical Corp.	2,000	5,994
Frontline, Ltd. (I)	400	1,550
FX Energy, Inc. (I)(L)	1,300	9,698
Galp Energia SGPS SA	945	15,363
Gazprom Neft JSC, ADR	752	17,822
gazprom oao, adr	455	4,591
gazprom oao, adr (london exchange)	21,205	212,642
gran tierra energy, inc. (i)	1,700	8,789
gran tierra energy, inc.
(toronto exchange) (i)	49	253
grupa lotos sa (i)	726	7,114
gs holdings corp.	329	19,622
guide exploration, ltd. (i)	300	516
gulfport energy corp. (i)	600	18,756
Halcon Resources Corp. (I)(L)	579	4,244
Harvest Natural Resources, Inc. (I)(L)	500	4,460
Hellenic Petroleum SA	1,357	11,262
Hess Corp.	1,764	94,762
Hindustan Petroleum Corp., Ltd.	939	5,498
HollyFrontier Corp.	2,042	84,273
Horizon Oil, Ltd. (I)	30,952	9,578
Hunting PLC	1,178	15,762
Husky Energy, Inc. (L)	1,675	45,014
Imperial Oil, Ltd.	750	34,521
Indian Oil Corp., Ltd.	2,260	10,717
Indo Tambangraya Megah Tbk PT	2,000	8,770
Inpex Corp.	9	53,313
IRPC PCL	74,400	10,297
Ivanhoe Energy, Inc. (I)	900	494
Japan Petroleum Exploration Company, Ltd.	200	7,976
JKX Oil & Gas PLC (I)	308	394
JX Holdings, Inc. (L)	10,890	59,536
Keyera Corp.	500	24,229
Kinder Morgan, Inc.	2,660	94,483
King Stone Energy Group, Ltd. (I)	18,000	1,207
Kunlun Energy Company, Ltd.	16,000	27,994
Legacy Oil & Gas, Inc. (I)	800	5,468
Linc Energy, Ltd. (I)	3,876	2,499
Lone Pine Resources, Inc. (I)	918	1,432
LUKOIL OAO, ADR	1,884	116,583
Lundin Petroleum AB (I)	1,302	31,826
Mangalore Refinery and Petrochemicals, Ltd.	2,861	3,299
Marathon Oil Corp.	5,000	147,850
Marathon Petroleum Corp.	1,894	103,393
Maurel & Prom Nigeria (I)	1,051	2,798
McMoRan Exploration Company (I)(L)	1,285	15,099
Medco Energi Internasional Tbk PT	35,000	6,245
MEG Energy Corp. (I)	200	7,607
Melrose Resources PLC	307	642
Mitsuuroko Holdings Company, Ltd.	700	5,319
MOL Hungarian Oil and Gas PLC	133	11,032
Mongolia Energy Company, Ltd. (I)	38,000	1,567
Motor Oil Hellas Corinth Refineries SA (I)	798	6,206
Murphy Oil Corp.	1,300	69,797
Neste Oil OYJ	833	10,955
New Hope Corp., Ltd	1,732	8,067
New Zealand Refining Company, Ltd.	491	1,109
Newfield Exploration Company (I)	1,200	37,584
Nexen, Inc.	2,947	74,642
Niko Resources, Ltd. (I)	400	5,525

86

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Noble Energy, Inc.	800	$74,168
Norwegian Energy Company AS (I)	1,197	1,069
NuVista Energy, Ltd. (I)	800	3,678
Oasis Petroleum, Inc. (I)	700	20,629
Occidental Petroleum Corp.	5,101	438,992
Oil & Natural Gas Corp., Ltd.	855	4,534
Oil Refineries, Ltd. (I)	5,510	2,232
Oil Search, Ltd.	3,817	29,217
OMV AG	732	25,654
Origin Energy, Ltd.	5,053	59,304
Overseas Shipholding Group, Inc. (I)(L)	400	2,640
PA Resources AB (I)(L)	475	49
Pacific Rubiales Energy Corp. (L)	1,300	31,062
Paladin Resources, Ltd. (I)	5,205	6,715
Paramount Resources, Ltd. (I)	300	9,149
Parkland Fuel Corp.	583	9,850
Paz Oil Company, Ltd.	59	7,053
PDC Energy, Inc. (I)(L)	400	12,652
Peabody Energy Corp.	2,000	44,580
Pembina Pipeline Corp. (L)	1,092	30,657
Pengrowth Energy Trust (L)	2,555	17,231
Penn Virginia Corp. (I)(L)	500	3,100
Penn West Petroleum, Ltd. (L)	3,360	47,814
Perpetual Energy, Inc. (I)	1,900	2,377
PetroBakken Energy, Ltd., Class A	921	13,069
Petrobank Energy & Resources, Ltd. (I)	1,000	14,027
PetroChina Company, Ltd., H Shares	86,000	111,664
Petroleo Brasileiro SA	2,100	24,136
Petroleo Brasileiro SA (Class A), ADR (L)	9,321	205,714
Petroleo Brasileiro SA, ADR	5,382	123,463
Petrominerales, Ltd.	1,014	8,210
Petronas Dagangan BHD	1,700	12,485
Petroquest Energy, Inc. (I)	1,000	6,710
Peyto Exploration & Development Corp.	571	14,057
Phillips 66	3,548	164,521
Pioneer Natural Resources Company	800	83,520
Plains Exploration & Production Company (I)	1,300	48,711
Polski Koncern Naftowy Orlen SA (I)	2,198	31,214
Premier Oil PLC (I)	2,268	13,179
Progress Energy Resources Corp. (I)	1,300	28,959
PTT Exploration & Production PCL	4,000	21,118
PTT PCL, Foreign Shares	4,706	50,301
QEP Resources, Inc.	1,607	50,878
Questerre Energy Corp. (I)	3,200	2,279
Quicksilver Resources, Inc. (I)	2,000	8,180
Range Resources Corp.	1,100	76,857
Reliance Industries, Ltd.	5,113	80,787
Repsol SA	2,802	54,537
Rex Energy Corp. (I)(L)	800	10,680
Rosetta Resources, Inc. (I)	500	23,950
Rosneft OAO, GDR (I)	389	2,614
Rosneft Oil Company, GDR (I)	5,147	34,734
Royal Dutch Shell PLC, ADR, Class B (L)	5,107	364,129
Royal Dutch Shell PLC, B Shares	2,979	105,958
S-Oil Corp.	123	11,642
Salamander Energy PLC (I)	742	2,402
San-Ai Oil Company, Ltd.	2,000	9,124
SandRidge Energy, Inc. (I)(L)	4,188	29,190
Santos, Ltd.	5,154	60,399
Saras SpA (I)	2,835	3,601
Sasol, Ltd., ADR	1,678	74,805
SemGroup Corp., Class A (I)	700	25,795
Shell Refining Company Federation of
Malaya BHD	1,100	3,240
Ship Finance International, Ltd. (L)	900	14,148

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Sino Oil And Gas Holdings, Ltd. (I)	100,000	$1,971
SK Innovation Company, Ltd.	244	36,654
SM Energy Company	700	37,877
SouthGobi Energy Resources, Ltd. (I)	100	209
Southwestern Energy Company (I)	2,600	90,428
Spectra Energy Corp.	3,100	91,016
Sprott Resource Corp. (I)	687	2,760
Statoil ASA	883	22,841
Statoil ASA, ADR (L)	2,628	67,776
Stone Energy Corp. (I)(L)	700	17,584
Suncor Energy, Inc.	7,239	238,134
Swift Energy Company (I)	500	10,440
Talisman Energy, Inc.	3,900	52,127
Targa Resources Corp. (L)	500	25,170
Teekay Corp.	600	18,720
Tesoro Corp.	1,200	50,280
Tethys Petroleum, Ltd. (I)	400	285
Thai Oil PCL	7,000	14,839
The Great Eastern Shipping Company, Ltd.	515	2,431
The Williams Companies, Inc.	4,900	171,353
Total SA	6,664	331,460
Total SA, ADR	825	41,333
TransCanada Corp.	2,739	124,649
Transglobe Energy Corp. (I)	600	6,530
Trilogy Energy Corp.	400	10,432
Tullow Oil PLC	3,282	72,799
Tupras Turkiye Petrol Rafinerileri AS	681	15,553
UEX Corp. (I)	800	570
Ultra Petroleum Corp. (I)(L)	1,300	28,574
Ultrapar Participacoes SA	800	17,999
Ultrapar Participacoes SA, ADR	400	8,924
Uranium One, Inc. (I)(L)	4,000	9,562
USEC, Inc. (I)(L)	2,500	1,950
Vaalco Energy, Inc. (I)(L)	600	5,130
Valero Energy Corp.	4,800	152,064
Vanguarda Agro SA (I)	15,200	2,774
Venoco, Inc. (I)(L)	500	5,940
Veresen, Inc.	1,100	14,423
Vermilion Energy, Inc. (L)	320	15,038
Vero Energy, Inc.	300	772
W&T Offshore, Inc.	500	9,390
Warren Resources, Inc. (I)	900	2,736
Western Refining, Inc.	1,400	36,652
Whitehaven Coal, Ltd.	1,593	4,688
Whiting Petroleum Corp. (I)	1,200	56,856
Woodside Petroleum, Ltd.	2,235	76,429
World Fuel Services Corp. (L)	500	17,805
WPX Energy, Inc. (I)	1,633	27,091
Yanchang Petroleum International, Ltd. (I)	19,205	1,236
Yanzhou Coal Mining
Company, Ltd., ADR (L)	900	13,455
Yanzhou Coal Mining Company, Ltd.,
H Shares	2,000	3,032
Zargon Oil & Gas, Ltd.	455	4,258

		14,815,517

		17,448,282
Financials - 12.8%
Capital Markets - 1.5%
Aberdeen Asset Management PLC	7,201	36,265
ABG Sundal Collier Holding ASA (I)	5,096	3,590
Affiliated Managers Group, Inc. (I)	500	61,500
AGF Management, Ltd.	756	8,644
Allied Properties HK, Ltd.	20,000	2,767

87

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Altamir Amboise	346	$2,958
American Capital, Ltd. (I)	2,631	29,836
Ameriprise Financial, Inc.	2,100	119,049
Ashmore Group PLC	2,022	11,151
Avanza Bank Holding AB	300	6,611
Azimut Holding SpA	1,451	16,768
Bank Sarasin & Cie Ag (I)	196	5,668
BGC Partners, Inc., Class A (L)	1,200	5,880
BinckBank NV	387	2,852
BlackRock, Inc.	675	120,353
Brait SE (I)	5,319	18,808
Calamos Asset Management, Inc., Class A (L)	400	4,656
Canaccord Financial, Inc.
(Toronto Exchange) (L)	1,200	6,933
Capital Securities Corp.	15,403	5,836
Capital Southwest Corp.	100	11,195
CETIP SA - Mercados Organizados	1,100	14,433
China Everbright, Ltd.	8,000	9,946
CI Financial Corp. (L)	800	18,488
Close Brothers Group PLC	1,435	19,365
Cohen & Steers, Inc.	309	9,153
Coronation Fund Managers, Ltd.	4,050	15,092
Cowen Group, Inc., Class A (I)	677	1,828
Credit Suisse Group AG (I)	318	6,763
Credit Suisse Group AG, ADR (L)	5,179	109,536
Daishin Securities Company, Ltd.	870	6,876
Daiwa Securities Group, Inc.	8,000	30,416
Deutsche Bank AG (L)	3,412	135,286
Deutsche Bank AG (German Exchange)	199	7,876
E*TRADE Financial Corp. (I)	2,350	20,704
Eaton Vance Corp. (L)	1,200	34,752
EFG International (I)(L)	308	2,574
Epoch Holding Corp.	35	809
Eugene Investment &
Securities Company, Ltd. (I)	773	1,851
Evercore Partners, Inc., Class A	300	8,100
F&C Asset Management PLC	4,118	6,426
Federated Investors, Inc., Class B (L)	800	16,552
Franklin Resources, Inc.	600	75,042
GAM Holding AG (I)	1,827	23,847
GAMCO Investors, Inc., Class A	100	4,975
Get Nice Holdings, Ltd.	30,000	1,216
GFI Group, Inc.	2,600	8,268
GMP Capital, Inc.	600	3,558
Greenhill & Company, Inc.	300	15,525
Hanwha Investment &
Securities Company, Ltd.	1,080	4,012
Hargreaves Lansdown PLC	1,126	11,443
Harris & Harris Group, Inc. (I)	600	2,274
Henderson Group PLC	3,377	5,864
HFF, Inc., Class A (I)	500	7,450
Hyundai Securities Company, Ltd.	1,170	9,709
ICAP PLC	3,375	17,555
ICG Group, Inc. (I)	800	8,128
Ichiyoshi Securities Company, Ltd.	1,100	5,477
IGM Financial, Inc.	400	15,620
Intermediate Capital Group PLC	1,170	5,654
INTL. FCStone, Inc. (I)(L)	300	5,718
Invesco, Ltd.	5,059	126,424
Investec PLC	3,161	19,572
Investec, Ltd.	1,608	9,878
Investment Technology Group, Inc. (I)	300	2,610
IOOF Holdings, Ltd.	1,604	9,502
Janus Capital Group, Inc.	2,400	22,656
Jefferies Group, Inc.	1,700	23,273

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
JMP Group, Inc.	400	$2,196
Julius Baer Group, Ltd. (I)	1,089	37,975
KBW, Inc. (L)	500	8,235
KIWOOM Securities Company, Ltd.	141	8,193
Knight Capital Group, Inc., Class A (I)	786	2,106
Korea Investment Holdings Company, Ltd.	460	16,316
Lazard, Ltd., Class A	800	23,384
Legg Mason, Inc.	1,300	32,084
LPL Financial Holdings, Inc.	800	22,832
Macquarie Group, Ltd.	1,925	56,518
Man Group PLC	12,668	16,916
Marfin Investment Group SA (I)	7,394	2,768
MCG Capital Corp. (L)	700	3,227
Medallion Financial Corp.	300	3,543
Mediobanca SpA	3,919	21,028
Mirae Asset Securities Company, Ltd.	306	9,211
MLP AG	663	4,309
Morgan Stanley	11,761	196,879
NH Investment & Securities Company, Ltd.	597	2,875
Nomura Holdings, Inc.	15,600	55,706
Northern Trust Corp.	2,100	97,472
Okasan Holdings, Inc.	1,000	3,739
Partners Group Holding AG	72	14,987
Peregrine Holdings, Ltd.	3,334	4,485
Perpetual, Ltd.	325	8,723
Piper Jaffray Companies (I)(L)	200	5,090
Platinum Asset Management, Ltd.	1,354	4,984
Proton Bank SA (I)	1,023	0
Rathbone Brothers PLC	506	10,858
Ratos AB	1,199	10,602
Raymond James Financial, Inc.	1,200	43,980
Safeguard Scientifics, Inc. (I)	400	6,276
Samsung Securities Company, Ltd.	422	19,767
SBI Holdings, Inc.	1,520	9,788
Schroders PLC	596	14,664
SEI Investments Company	1,300	27,885
SK Securities Company, Ltd.	3,120	3,548
Sprott, Inc.	752	3,626
State Street Corp.	3,100	130,076
Steel Excel, Inc. (I)	150	3,788
Stifel Financial Corp. (I)(L)	525	17,640
Sun Hung Kai & Company, Ltd.	7,000	3,619
Swissquote Group Holding SA (I)	142	4,351
SWS Group, Inc. (I)	400	2,444
T. Rowe Price Group, Inc.	1,200	75,960
TD Ameritrade Holding Corp.	2,897	44,527
The Bank of New York Mellon Corp.	7,550	170,781
The Charles Schwab Corp. (L)	6,818	87,202
The Goldman Sachs Group, Inc.	3,012	342,404
Tokai Tokyo Securities Company, Ltd.	3,000	10,024
TONGYANG Securities, Inc.	370	1,391
Tullett Prebon PLC	2,196	10,582
UBS AG (I)	15,372	187,608
Virtus Investment Partners, Inc. (I)	85	7,310
Vontobel Holding AG	286	7,198
Waddell & Reed Financial, Inc., Class A	800	26,216
Waterland Financial Holding Company, Ltd.	25,633	7,810
Woori Investment & Securities Company, Ltd.	1,003	10,518
Yuanta Financial Holdings Company, Ltd.	51,330	26,859

		3,398,479
Commercial Banks - 5.5%
1st Source Corp.	100	2,227
1st United Bancorp, Inc. (I)	600	3,870
ABSA Group, Ltd.	1,409	23,453

88

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Agricultural Bank of China, Ltd., H Shares	16,000	$6,224
Aichi Bank, Ltd.	100	5,783
Akbank TAS	4,415	17,470
Akita Bank, Ltd.	3,000	8,945
Albaraka Turk Katilim Bankasi AS (I)	3,793	2,874
Allahabad Bank	1,093	3,031
Alpha Bank AE (I)	4,746	10,188
Ameris Bancorp (I)(L)	203	2,556
Aomori Bank, Ltd.	1,000	3,140
Arrow Financial Corp. (L)	222	5,559
Associated Banc-Corp.	2,000	26,340
Asya Katilim Bankasi AS (I)	1,317	1,453
Australia & New Zealand Banking Group, Ltd.	10,197	260,829
Awa Bank, Ltd.	2,000	12,912
Axis Bank, Ltd.	1,275	27,361
Banca Carige SpA (L)	7,025	6,784
Banca Monte dei Paschi di Siena SpA (I)(L)	13,824	3,999
Banca Popolare dell’Emilia Romagna SCRL	1,417	7,662
Banca Popolare dell’Etruria e del Lazio SpA	1,167	1,615
Banca Popolare di Milano SpA (I)	20,720	10,928
Banca Popolare di Sondrio SCRL	1,955	11,531
Bancfirst Corp.	200	8,592
Banco Bilbao Vizcaya Argentaria SA	12,441	98,366
Banco Bilbao Vizcaya
Argentaria SA, ADR (L)	5,631	43,640
Banco BPI SA (I)(L)	5,418	5,301
Banco Bradesco SA	1,387	18,261
Banco Bradesco SA, ADR (L)	7,774	124,928
Banco Comercial Portugues SA (I)	30,036	2,470
Banco Comercial Portugues SA
(Portuguese Exchange) (I)(L)	17,318	1,424
Banco de Chile, ADR	66	5,504
Banco de Credito e Inversiones	239	15,110
Banco de Sabadell SA (L)	7,734	20,845
Banco di Desio e della Brianza SpA	669	1,701
Banco do Brasil SA	3,145	38,474
Banco Espanol de Credito SA	577	2,073
Banco Espirito Santo SA (I)(L)	10,200	7,417
Banco Popolare SC (I)	3,700	5,569
Banco Popular Espanol SA (I)(L)	7,832	17,176
Banco Santander Brasil SA, ADR	4,500	33,165
Banco Santander Chile, ADR (L)	299	21,899
Banco Santander SA (I)	34,210	256,289
Banco Santander SA, ADR	100	746
Bancolombia SA, ADR (L)	200	11,942
BancorpSouth, Inc. (L)	1,300	19,162
Bangkok Bank PCL, Foreign Shares	2,700	17,584
Bank Central Asia Tbk PT	37,500	30,846
Bank Coop AG (I)	119	7,022
Bank Danamon Indonesia Tbk PT	32,996	21,493
Bank Handlowy w Warszawie SA	220	6,064
Bank Hapoalim, Ltd. (I)	4,818	17,167
Bank Leumi Le-Israel, Ltd. (I)	6,483	18,068
Bank Mandiri Persero Tbk PT	43,228	36,880
Bank Millennium SA (I)	2,000	2,423
Bank Negara Indonesia Persero Tbk PT	11,598	4,746
Bank of Ayudhya PCL	16,200	16,538
Bank of China, Ltd., H Shares	298,100	113,384
Bank of Communications Company, Ltd.,
H Shares (I)	28,225	19,078
Bank of Cyprus PLC (I)	5,706	1,677
Bank of East Asia, Ltd.	8,438	31,501
Bank of Greece SA	162	2,915
Bank of Hawaii Corp.	400	18,248
Bank of India	845	4,974

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Bank of Montreal (Canadian Exchange) (L)	3,060	$180,842
Bank of Nova Scotia (L)	3,495	191,690
Bank of Queensland, Ltd.	2,116	16,630
Bank of Saga, Ltd.	3,000	7,263
Bank of the Ozarks, Inc. (L)	400	13,788
Bank Pan Indonesia Tbk PT (I)	46,000	3,303
Bank Pekao SA	320	15,804
Bank Permata Tbk PT (I)	6,000	904
Bank Rakyat Indonesia Persero Tbk PT	43,000	33,300
Bank Tabungan Negara Persero Tbk PT	29,000	4,342
Bank Tabungan Pensiunan Nasional Tbk PT (I)	7,500	4,104
Bankinter SA	2,422	10,586
BankUnited, Inc.	267	6,571
Barclays PLC, ADR (L)	11,967	165,982
Basler Kantonalbank	42	4,622
BB&T Corp.	5,400	179,064
BBCN Bancorp, Inc. (I)	1,324	16,696
BDO Unibank, Inc. (I)	4,325	6,714
Bendigo and Adelaide Bank, Ltd.	2,563	20,361
Berner Kantonalbank	51	13,706
BNP Paribas SA	4,055	193,810
BOC Hong Kong Holdings, Ltd.	10,000	31,687
BOK Financial Corp.	400	23,640
Boston Private Financial Holdings, Inc. (L)	1,106	10,607
Bryn Mawr Bank Corp.	150	3,366
BS Financial Group, Inc.	490	5,261
CaixaBank	107	419
CaixaBank (L)	5,131	19,287
Camden National Corp.	200	7,408
Canadian Imperial Bank of Commerce (L)	1,479	115,765
Canara Bank	847	6,911
Capital Bank Financial Corp., Class A (I)	18	329
Capital City Bank Group, Inc. (I)(L)	200	2,128
CapitalSource, Inc.	2,753	20,868
Capitec Bank Holdings, Ltd.	297	7,979
Cardinal Financial Corp.	600	8,580
Cathay General Bancorp	1,300	22,438
Centerstate Banks, Inc.	300	2,676
Chang Hwa Commercial Bank	33,822	18,273
Chemical Financial Corp.	400	9,680
China Citic Bank Corp., Ltd., H Shares (I)	47,000	22,140
China Construction Bank Corp., H Shares	263,891	182,355
China Development
Financial Holdings Corp. (I)	41,029	10,108
China Merchants Bank Company, Ltd.,
H Shares	15,128	25,333
China Minsheng Banking Corp., Ltd.,
H Shares	23,000	18,072
Chinatrust Financial Holding Company, Ltd.	40,153	24,141
Chong Hing Bank, Ltd.	2,000	3,302
CIMB Group Holdings BHD	18,000	44,157
CIT Group, Inc. (I)	1,600	63,024
City Holding Company	100	3,584
City National Corp. (L)	500	25,755
CoBiz Financial, Inc.	700	4,900
Columbia Banking System, Inc.	500	9,270
Comdirect Bank AG	358	3,573
Comerica, Inc.	1,849	57,411
Commerce Bancshares, Inc.	662	26,698
Commerzbank AG (I)	17,645	31,628
Commonwealth Bank of Australia	5,905	340,456
Community Bank Systems, Inc. (L)	600	16,914
Community Trust Bancorp, Inc.	300	10,661
Corpbanca SA	115,713	1,403
Corpbanca SA, ADR (L)	333	6,021

89

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Credicorp, Ltd.	258	$32,322
Credit Agricole SA (I)	5,426	37,681
Credito Bergamasco SpA	157	2,722
Credito Emiliano SpA	637	2,961
Cullen/Frost Bankers, Inc.	500	28,715
CVB Financial Corp.	900	10,746
Dah Sing Banking Group, Ltd.	40	37
Dah Sing Financial Holdings, Ltd.	900	3,093
Daisan Bank, Ltd.	1,000	1,825
Daishi Bank, Ltd.	3,000	9,780
Danske Bank A/S (I)	3,364	60,797
DBS Group Holdings, Ltd.	8,477	99,011
Dexia SA (I)	5,143	1,455
DGB Financial Group, Inc.	910	11,988
DNB ASA	4,410	54,239
DVB Bank AG	130	4,003
E.Sun Financial Holding Company, Ltd.	35,163	19,832
East West Bancorp, Inc.	1,700	35,904
EFG Eurobank Ergasias SA (I)	3,504	4,803
Ehime Bank, Ltd.	1,000	2,665
Enterprise Financial Services Corp.	100	1,360
Entie Commercial Bank	3,000	1,484
Erste Group Bank AG (I)	1,066	23,894
Far Eastern International Bank	22,121	8,727
Federal Bank, Ltd.	1,480	12,518
Fifth Third Bancorp	8,100	125,631
Financial Institutions, Inc.	100	1,864
First Bancorp North Carolina	300	3,459
First Busey Corp.	1,300	6,344
First Commonwealth Financial Corp. (L)	1,500	10,575
First Community Bancshares, Inc.	300	4,578
First Financial Bancorp	659	11,144
First Financial Bankshares, Inc. (L)	150	5,405
First Financial Corp.	200	6,268
First Financial Holding Company, Ltd.	47,019	29,020
First Horizon National Corp. (L)	2,054	19,780
First Merchants Corp.	300	4,503
First Midwest Bancorp, Inc.	800	10,040
First Niagara Financial Group, Inc.	3,414	27,619
First Republic Bank	481	16,575
FirstMerit Corp.	1,318	19,414
FNB Corp.	1,800	20,178
Fukui Bank, Ltd.	2,000	4,903
Fukuoka Financial Group, Inc.	5,000	20,300
Fulton Financial Corp.	1,800	17,748
Geniki Bank (I)	6	33
German American Bancorp, Inc.	200	4,824
Getin Holding SA (I)	5,326	3,336
Glacier Bancorp, Inc.	1,200	18,696
Great Southern Bancorp, Inc.	200	6,182
Grupo Financiero Banorte SAB
de CV, Series O	10,800	61,041
Grupo Financiero Inbursa SAB
de CV, Series O	13,000	36,601
GSD Holding AS (I)	3,434	1,281
Hana Financial Group, Inc.	1,320	39,943
Hancock Holding Company	785	24,296
Hang Seng Bank, Ltd.	2,400	36,782
HDFC Bank, Ltd.	1,692	20,105
HDFC Bank, Ltd., ADR (L)	462	17,362
Heartland Financial USA, Inc. (L)	400	10,908
Higashi-Nippon Bank, Ltd.	3,000	6,567
Higo Bank, Ltd.	2,000	12,168
Hokuhoku Financial Group, Inc.	10,000	15,466
Home BancShares, Inc. (L)	228	7,773

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Hong Leong Bank BHD	3,360	$14,729
HSBC Holdings PLC, ADR (L)	14,957	694,902
Hua Nan Financial Holdings Company, Ltd.	35,777	20,081
Hudson Valley Holding Corp.	242	4,126
Huntington Bancshares, Inc.	7,100	48,990
Hyakujushi Bank, Ltd.	2,000	8,043
Iberiabank Corp. (L)	400	18,320
ICICI Bank, Ltd., ADR	1,090	43,753
IDBI Bank, Ltd.	2,292	4,355
Indian Bank	736	2,693
Industrial & Commercial Bank of China,
H Shares	249,730	146,849
Industrial Bank of Korea	1,290	14,143
International Bancshares Corp.	1,300	24,765
Intesa Sanpaolo SpA	40,133	61,378
Investors Bancorp, Inc.	1,111	20,265
Irish Bank Resolution Corp., Ltd. (I)	3,621	0
Israel Discount Bank, Ltd. (I)	2,562	3,063
Itau Unibanco Holding SA	1,000	13,442
Itau Unibanco Holding SA, ADR (L)	6,815	104,133
Jeonbuk Bank, Ltd.	469	1,903
Juroku Bank, Ltd.	3,000	10,353
Jyske Bank A/S (I)	329	9,786
Kagoshima Bank, Ltd.	2,000	13,168
Karnataka Bank, Ltd.	259	537
Kasikornbank PCL (Foreign Shares)	5,000	29,572
KB Financial Group, Inc., ADR	1,600	56,464
KBC Groep NV	896	21,619
Keiyo Bank, Ltd.	2,000	9,128
KeyCorp	8,228	71,913
King’s Town Bank (I)	12,000	8,366
Kita-Nippon Bank, Ltd.	100	2,934
Komercni Banka AS	95	18,957
Korea Exchange Bank (I)	1,880	14,306
Kredyt Bank SA (I)	1,216	6,073
Krung Thai Bank PCL	20,500	12,188
Lakeland Bancorp, Inc.	220	2,277
Lakeland Financial Corp.	200	5,520
Laurentian Bank of Canada	300	14,123
Liechtensteinische Landesbank AG	43	1,544
Lloyds Banking Group PLC (I)	28,330	17,850
Lloyds TSB Group PLC (I)(L)	21,187	52,756
Luzerner Kantonalbank AG	38	13,386
M&T Bank Corp.	1,316	125,231
MainSource Financial Group, Inc.	700	8,988
Malayan Banking BHD	12,667	37,313
MB Financial, Inc.	300	5,925
Mega Financial Holding Company, Ltd.	32,419	24,763
Metro Bancorp, Inc. (I)	400	5,068
Metropolitan Bank & Trust Company	2,360	5,224
Minato Bank, Ltd.	3,000	5,840
Mitsubishi UFJ Financial Group	58,547	272,786
Mizrahi Tefahot Bank, Ltd. (I)	1,337	11,830
Mizuho Financial Group, Inc.	98,380	159,251
National Australia Bank, Ltd.	8,485	223,559
National Bank of Canada	600	45,407
National Bank of Greece SA (I)	6,037	14,676
National Penn Bancshares, Inc.	1,500	13,665
Natixis	5,861	18,536
NBT Bancorp, Inc. (L)	300	6,621
Nedbank Group, Ltd.	1,070	23,533
Nordea Bank AB	10,305	102,305
Ogaki Kyoritsu Bank, Ltd.	2,000	7,225
Old National Bancorp	500	6,805
Oriental Bank of Commerce	416	2,382

90

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Oriental Financial Group, Inc. (L)	500	$5,260
OTP Bank PLC (L)	1,599	28,154
Oversea-Chinese Banking Corp., Ltd.	8,352	63,395
Pacific Capital Bancorp (I)	100	4,590
Pacific Continental Corp.	400	3,572
PacWest Bancorp	500	11,685
Park National Corp.	100	7,002
Peoples Bancorp, Inc.	100	2,289
Piccolo Credito Valtellinese Scarl	3,174	5,211
Pinnacle Financial Partners, Inc. (I)	500	9,660
Piraeus Bank SA (I)	19,556	8,832
PNC Financial Services Group, Inc.	3,300	208,230
Powszechna Kasa Oszczednosci
Bank Polski SA	1,895	21,097
PrivateBancorp, Inc.	900	14,391
Prosperity Bancshares, Inc.	400	17,048
Public Bank BHD	600	2,823
Raiffeisen Bank International AG (L)	268	9,747
Regions Financial Corp.	14,900	107,429
Renasant Corp.	200	3,921
Republic Bancorp, Inc., Class A (L)	300	6,585
Resona Holdings, Inc.	7,700	31,553
Ringkjoebing Landbobank A/S	36	4,915
Rizal Commercial Banking Corp.	3,600	3,930
Royal Bank of Canada (L)	4,212	242,240
Royal Bank of Scotland
Group PLC, ADR (I)(L)	4,360	36,275
S&T Bancorp, Inc.	400	7,044
Sandy Spring Bancorp, Inc.	300	5,775
Sapporo Hokuyo Holdings, Inc.	2,200	6,315
Sberbank of Russia, ADR	4,971	58,516
SCBT Financial Corp.	300	12,084
Sekerbank TAS (I)	5,965	4,188
Shiga Bank, Ltd.	2,000	12,578
Shikoku Bank, Ltd.	1,000	2,600
Shimizu Bank, Ltd.	100	3,052
Shinhan Financial Group Company, Ltd., ADR	925	62,105
Siam Commercial Bank PCL	2,300	12,591
Sierra Bancorp	100	1,226
Signature Bank (I)	500	33,540
Simmons First National Corp., Class A	200	4,871
SinoPac Financial Holdings Company, Ltd.	40,065	16,798
Skandinaviska Enskilda Banken AB, Series A	6,481	54,441
Societe Generale SA (I)	2,915	83,143
Southside Bancshares, Inc.	136	2,966
Southwest Bancorp, Inc. (I)	200	2,170
Spar Nord Bank A/S (I)	1,200	5,458
Sparebanken 1 SMN	873	5,626
St. Galler Kantonalbank	37	13,851
Standard Bank Group, Ltd.	4,323	54,904
Standard Chartered PLC	9,490	214,965
State Bank of India	396	16,811
StellarOne Corp.	200	2,632
Sterling Bancorp	600	5,952
Suffolk Bancorp (I)	100	1,466
Sumitomo Mitsui Financial Group, Inc.	6,236	193,995
Sumitomo Mitsui Trust Holdings, Inc. (L)	15,430	45,828
Sun Bancorp, Inc. (I)	315	1,062
SunTrust Banks, Inc.	3,500	98,945
Susquehanna Bancshares, Inc.	3,457	36,160
SVB Financial Group (I)	500	30,230
Svenska Handelsbanken AB, Class A	1,724	64,763
Swedbank AB, Class A	4,147	78,007
SY Bancorp, Inc.	100	2,366
Sydbank A/S (I)	511	9,648

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Synovus Financial Corp.	1,500	$3,555
Ta Chong Bank, Ltd. (I)	12,360	4,281
Taishin Financial Holdings Company, Ltd.	44,637	17,131
Taiwan Business Bank (I)	28,256	8,474
Taiwan Cooperative Financial Holding	27,470	15,199
Taylor Capital Group, Inc. (I)	466	7,978
TCF Financial Corp.	1,900	22,686
Texas Capital Bancshares, Inc. (I)(L)	500	24,855
Thanachart Capital PCL	2,100	2,576
The Bancorp, Inc. (I)	700	7,189
The Bank of Kyoto, Ltd.	3,000	25,331
The Bank of Yokohama, Ltd.	9,000	42,618
The Chiba Bank, Ltd.	5,000	28,981
The Chiba Kogyo Bank, Ltd. (I)	700	3,793
The Chugoku Bank, Ltd.	2,000	28,060
The Governor & Company of the Bank of
Ireland, ADR (I)	200	1,104
The Gunma Bank, Ltd.	2,000	10,110
The Hachijuni Bank, Ltd.	3,000	16,538
The Hiroshima Bank, Ltd.	3,000	10,058
The Hokkoku Bank, Ltd.	3,000	11,414
The Hyakugo Bank, Ltd.	2,000	8,986
The Iyo Bank, Ltd.	2,000	16,295
The Joyo Bank, Ltd.	5,000	24,354
The Nanto Bank, Ltd.	2,000	10,014
The Nishi-Nippon City Bank, Ltd.	4,000	9,272
The San-in Godo Bank, Ltd.	2,000	14,537
The Shizuoka Bank, Ltd. (L)	3,000	30,705
The Toronto-Dominion Bank (L)	3,107	259,122
The Yachiyo Bank, Ltd.	300	5,806
Tochigi Bank, Ltd.	1,000	3,688
Toho Bank, Ltd.	3,000	10,233
Tomato Bank, Ltd.	1,000	1,939
TOMONY Holdings, Inc.	2,000	8,906
Tompkins Financial Corp.	110	4,457
TowneBank	515	7,895
Trico Bancshares	400	6,612
Trustmark Corp.	900	21,906
TT Hellenic Postbank SA (I)	615	133
Turkiye Garanti Bankasi AS	6,365	26,604
Turkiye Halk Bankasi AS	1,645	12,835
Turkiye Is Bankasi, Class C	4,912	15,442
Turkiye Vakiflar Bankasi Tao, Class D	5,846	12,640
U.S. Bancorp	11,100	380,730
UMB Financial Corp. (L)	400	19,472
Umpqua Holdings Corp. (L)	2,100	27,069
UniCredit SpA (I)	18,282	76,420
Union Bank of Philippines	1,410	3,543
Union First Market Bankshares Corp.	100	1,556
Unione di Banche Italiane SCPA	4,010	14,890
United Bankshares, Inc. (L)	900	22,419
United Community Banks, Inc. (I)	81	680
United Overseas Bank, Ltd.	4,068	64,954
Univest Corp. of Pennsylvania	200	3,600
Valiant Holding AG (I)	141	12,264
Valley National Bancorp	1,677	16,804
Virginia Commerce Bancorp, Inc. (I)	600	5,250
VTB Bank OJSC, GDR	1,125	3,745
VTB Bank OJSC, GDR (London Exchange)	2,787	9,281
Washington Banking Company	400	5,668
Washington Trust Bancorp, Inc.	100	2,627
Webster Financial Corp.	1,300	30,810
Wells Fargo & Company	25,935	895,536
WesBanco, Inc.	400	8,284
West Bancorp, Inc.	488	5,880

91

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
West Coast Bancorp	241	$5,427
Westamerica Bancorp.	100	4,705
Western Alliance Bancorp (I)	1,400	14,280
Westpac Banking Corp, ADR (L)	1,047	134,362
Westpac Banking Corp.	6,899	177,199
Wilshire Bancorp, Inc. (I)	700	4,410
Wintrust Financial Corp. (L)	500	18,785
Woori Finance Holdings Company, Ltd.	2,440	23,977
Yamagata Bank, Ltd.	1,000	4,661
Yapi ve Kredi Bankasi AS (I)	4,484	10,697
Yes Bank, Ltd.	1,666	12,080
Zions Bancorporation	1,844	38,088

		12,859,617
Consumer Finance - 0.4%
Allied Group, Ltd.	2,000	5,107
American Express Company	4,400	250,184
Capital One Financial Corp.	3,388	193,150
Cash America International, Inc. (L)	300	11,571
Compartamos SAB de CV	12,100	14,166
CompuCredit Holdings Corp. (I)	376	1,399
Credit Acceptance Corp. (I)	239	20,437
Credit Saison Company, Ltd.	800	19,331
DFC Global Corp. (I)(L)	600	10,290
Discover Financial Services	3,500	139,055
Ezcorp, Inc., Class A (I)	500	11,465
First Cash Financial Services, Inc. (I)	300	13,803
International Personal Finance PLC	1,077	5,224
Mahindra & Mahindra Financial Services, Ltd.	237	4,032
Nelnet, Inc., Class A	400	9,496
Provident Financial PLC	814	18,075
Samsung Card Company, Ltd.	400	14,375
Shriram Transport Finance Company, Ltd.	782	9,180
SLM Corp.	4,900	77,028
The First Marblehead Corp. (I)	450	473
World Acceptance Corp. (I)	150	10,118

		837,959
Diversified Financial Services - 1.6%
Ackermans & Van Haaren NV	186	14,987
AET&D Holdings No 1, Ltd. (I)	2	0
African Bank Investments, Ltd.	4,735	18,816
AMMB Holdings BHD	7,200	14,986
ASX, Ltd.	754	23,078
Ayala Corp.	500	5,097
Bank of America Corp.	88,412	780,678
BM&F Bovespa SA	10,781	65,146
Bolsa Mexicana de Valores SAB de CV (I)	700	1,449
Bolsas y Mercados Espanoles SA	488	10,293
Bure Equity AB	284	1,020
Bursa Malaysia BHD	3,900	7,840
CBOE Holdings, Inc.	500	14,710
Citigroup, Inc.	18,901	618,441
CME Group, Inc.	1,500	85,950
CRISIL, Ltd.	190	3,458
CSI Properties, Ltd	103,682	4,338
Deutsche Boerse AG	686	37,991
FirstRand, Ltd.	14,359	48,145
Fubon Financial Holding Company, Ltd.	19,209	20,682
Grenkeleasing AG	155	9,973
Hong Kong Exchanges & Clearing, Ltd.	2,700	40,603
IBJ Leasing Company, Ltd.	200	4,974
IDFC, Ltd.	5,962	17,380
IG Group Holdings PLC	2,931	21,136
ING Groep NV (I)	13,262	105,426

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
Inmuebles Carso SAB de CV, Class B1 (I)	5,300	$4,241
Interactive Brokers Group, Inc., Class A	400	5,608
IntercontinentalExchange, Inc. (I)	600	80,046
JPMorgan Chase & Company	31,063	1,257,430
JSE, Ltd.	919	7,593
Kardan Yazamut, Ltd. (I)	65	6
Kotak Mahindra Bank, Ltd.	1,923	23,625
Leucadia National Corp.	2,215	50,391
London Stock Exchange Group PLC	1,258	19,187
MarketAxess Holdings, Inc.	300	9,480
Meritz Finance Holdings Company (I)	303	858
Moody’s Corp.	1,100	48,587
MSCI, Inc. (I)	1,226	43,879
Mulpha International BHD (I)	40,100	5,179
Mvelaphanda Group, Ltd. (I)	10,184	2,571
NewStar Financial, Inc. (I)	350	4,197
NYSE Euronext	2,100	51,765
Onex Corp.	500	19,734
PHH Corp. (I)(L)	900	18,315
PICO Holdings, Inc. (I)	150	3,423
Pohjola Bank OYJ	1,228	16,206
Power Finance Corp. Ltd.	2,196	7,847
PSG Group, Ltd.	1,178	9,560
Reliance Capital, Ltd.	1,234	10,050
Resource America, Inc., Class A	565	3,865
Rural Electrification Corp. Ltd.	3,171	13,060
Singapore Exchange, Ltd.	3,000	17,060
SNS REAAL NV (I)(L)	1,920	2,871
Sprott Resource Lending Corp.	1,200	1,697
The NASDAQ OMX Group, Inc.	1,600	37,272
TMX Group Ltd. (I)	41	2,097
Washington H Soul Pattinson
& Company, Ltd.	518	7,096

		3,761,393
Insurance - 2.8%
ACE, Ltd.	2,002	151,351
Admiral Group PLC	1,105	18,839
Aegon NV	11,074	57,845
Aflac, Inc.	2,900	138,852
Ageas	1,449	34,816
Alleghany Corp. (I)	104	35,874
Allianz SE	1,823	217,067
Allied World Assurance Company
Holdings AG	400	30,900
Alterra Capital Holdings, Ltd.	600	14,364
American Equity Investment Life
Holding Company (L)	1,100	12,793
American Financial Group, Inc.	700	26,530
American International Group, Inc. (I)	1,100	36,069
American National Insurance Company	100	7,183
American Safety Insurance Holdings, Ltd. (I)	200	3,738
AMERISAFE, Inc. (I)	200	5,428
Amlin PLC	5,558	36,258
AMP, Ltd.	10,955	49,000
Amtrust Financial Services, Inc. (L)	550	14,091
Aon PLC	1,600	83,664
April Group SA	269	4,502
Arch Capital Group, Ltd. (I)	1,200	50,016
Argo Group International Holdings, Ltd.	500	16,195
Arthur J. Gallagher & Company	820	29,372
Aspen Insurance Holdings, Ltd.	400	12,196
Assicurazioni Generali SpA	4,317	62,252
Assurant, Inc.	800	29,840
Assured Guaranty, Ltd.	2,200	29,964

92

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Aviva PLC	16,892	$87,287
AXA SA	6,944	103,764
Axis Capital Holdings, Ltd.	1,100	38,412
Baloise Holding AG	279	21,972
Beazley PLC	2,500	6,788
Berkshire Hathaway, Inc., Class B (I)	4,069	358,886
Brown & Brown, Inc.	1,100	28,677
Cathay Financial Holdings Company, Ltd.	22,253	23,822
Catlin Group, Ltd.	3,445	26,489
Chesnara PLC	1,469	4,590
China Life Insurance Company, Ltd., ADR	1,768	76,678
China Pacific Insurance Group Company, Ltd.,
H Shares	8,174	24,597
China Taiping Insurance
Holdings Company, Ltd. (I)	7,000	10,905
Cincinnati Financial Corp.	1,400	53,046
Citizens, Inc. (I)	100	1,049
Clal Insurance Enterprise Holdings, Ltd.	217	2,384
CNO Financial Group, Inc.	4,000	38,600
CNP Assurances	638	8,346
Delta Lloyd NV	234	3,584
Discovery Holdings, Ltd.	3,521	23,497
Donegal Group, Inc., Class A	304	4,268
Dongbu Insurance Company, Ltd.	320	13,928
eHealth, Inc. (I)	200	3,754
EMC Insurance Group, Inc.	260	5,460
Employers Holdings, Inc.	600	10,998
Endurance Specialty Holdings, Ltd.	500	19,250
Enstar Group, Ltd. (I)	200	19,930
Erie Indemnity Company, Class A	400	25,708
Everest Re Group, Ltd.	400	42,784
Fairfax Financial Holdings, Ltd.	100	38,626
FBD Holdings PLC	77	977
FBL Financial Group, Inc., Class A	150	4,980
Fidelity National Financial, Inc., Class A	2,134	45,646
First American Financial Corp.	1,400	30,338
Flagstone Reinsurance Holdings SA	1,100	9,449
Fondiaria-SAI SpA (I)(L)	1,772	2,429
Genworth Financial, Inc., Class A (I)	5,500	28,765
Global Indemnity PLC (I)	450	9,846
Great-West Lifeco, Inc. (L)	1,000	22,744
Greenlight Capital Re, Ltd., Class A (I)	200	4,950
Grupo Catalana Occidente SA	291	4,765
Hallmark Financial Services, Inc. (I)	500	4,070
Hannover Rueckversicherung AG	349	22,328
Hartford Financial Services Group, Inc.	3,772	73,328
HCC Insurance Holdings, Inc.	900	30,501
Helvetia Patria Holding AG	45	15,720
Hilltop Holdings, Inc. (I)	1,200	15,252
Hiscox, Ltd.	3,171	24,936
Horace Mann Educators Corp.	800	14,488
Hyundai Marine & Fire
Insurance Company, Ltd.	450	13,969
Independence Holding Company	130	1,309
Industrial Alliance Insurance and
Financial Services, Inc.	600	17,113
Insurance Australia Group, Ltd.	10,887	49,177
Intact Financial Corp.	643	39,112
Jardine Lloyd Thompson Group PLC	1,171	14,488
Kemper Corp.	500	15,355
Korea Life Insurance Company, Ltd.	1,640	11,353
Lancashire Holdings, Ltd.	97	1,292
Legal & General Group PLC	43,877	93,759
Liberty Holdings, Ltd.	983	11,728
LIG Insurance Company, Ltd.	440	10,270

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Lincoln National Corp. (L)	2,800	$67,732
Loews Corp.	1,907	78,683
LPI Capital BHD	400	1,740
Maiden Holdings, Ltd.	1,300	11,557
Mapfre SA	4,256	11,655
Markel Corp. (I)	100	45,849
Marsh & McLennan Companies, Inc.	2,200	74,646
MBIA, Inc. (I)	2,700	27,351
Meadowbrook Insurance Group, Inc.	1,100	8,459
Mediolanum SpA	1,091	4,709
Menorah Mivtachim Holdings, Ltd. (I)	45	295
Mercury General Corp.	300	11,595
Meritz Fire & Marine
Insurance Company, Ltd.	726	8,234
MetLife, Inc.	7,000	241,220
Milano Assicurazioni SpA (I)	1,886	822
MMI Holdings, Ltd. (L)	1,282	3,265
MS&AD Insurance Group Holdings (L)	2,882	49,538
Muenchener Rueckversicherungs AG	597	93,284
National Financial Partners Corp. (I)(L)	300	5,070
National Interstate Corp.	200	5,160
NIB Holdings, Ltd.	7,722	13,601
NKSJ Holdings, Inc.	1,175	22,986
Novae Group PLC	791	4,726
Old Mutual PLC	36,080	99,323
Old Republic International Corp.	1,830	17,019
OneBeacon Insurance Group, Ltd., Class A (L)	300	4,032
PartnerRe, Ltd.	600	44,568
PICC Property & Casualty Company, Ltd.,
H Shares	10,000	12,227
Ping An Insurance Group Company, H Shares	4,500	33,884
Platinum Underwriters Holdings, Ltd. (L)	500	20,435
Powszechny Zaklad Ubezpieczen SA	95	10,690
Presidential Life Corp.	300	4,179
Primerica, Inc.	900	25,776
Principal Financial Group, Inc.	2,900	78,126
ProAssurance Corp.	300	27,132
Protective Life Corp.	900	23,589
Prudential Financial, Inc.	3,000	163,530
Prudential PLC (L)	5,195	135,070
QBE Insurance Group, Ltd.	4,154	55,608
Reinsurance Group of America, Inc.	700	40,509
RenaissanceRe Holdings, Ltd.	400	30,816
Resolution, Ltd.	9,508	33,388
RLI Corp.	200	13,332
RSA Insurance Group PLC	22,134	39,564
Safety Insurance Group, Inc.	200	9,176
Sampo OYJ	2,125	66,284
Samsung Fire & Marine
Insurance Company, Ltd.	185	39,685
Samsung Life Insurance Company, Ltd.	142	12,235
Sanlam, Ltd. (South African Exchange)	9,196	41,532
Santam, Ltd.	394	8,979
Schweizerische National-Versicherungs-
Gesellschaft AG	182	7,211
SCOR SE	962	24,785
SeaBright Holdings, Inc.	200	2,200
Selective Insurance Group, Inc.	800	15,192
Shin Kong Financial
Holding Company, Ltd. (I)	42,512	11,795
Societa’ Cattolica di Assicurazioni SCRL (I)	140	2,175
St James’s Place PLC	1,876	11,133
StanCorp Financial Group, Inc. (L)	800	24,992
Standard Life PLC	15,556	68,730
State Auto Financial Corp.	900	14,751

93

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Stewart Information Services Corp. (L)	200	$4,028
Storebrand ASA (I)	2,971	13,711
Sul America SA	1,729	12,793
Sun Life Financial, Inc. (Toronto
Stock Exchange) (L)	2,263	52,529
Suncorp Group, Ltd.	7,423	71,112
Swiss Life Holding (I)	221	26,384
Swiss Re, Ltd. (I)	1,712	110,163
T&D Holdings, Inc.	3,000	32,454
The Allstate Corp.	3,900	154,479
The Chubb Corp.	1,700	129,676
The Dai-ichi Life Insurance Company, Ltd.	29	32,886
The Hanover Insurance Group, Inc.	500	18,630
The Navigators Group, Inc. (I)	205	10,091
The Progressive Corp.	3,094	64,170
The Travelers Companies, Inc.	2,400	163,824
Tokio Marine Holdings, Inc.	3,000	76,579
Topdanmark A/S (I)	73	14,306
Torchmark Corp.	1,000	51,350
Tryg A/S	177	11,504
Unipol Gruppo Finanziario SpA (I)	1,848	4,490
Uniqa Versicherungen AG (I)	453	5,265
United Fire Group, Inc.	500	12,560
Universal Insurance Holdings, Inc.	800	3,080
Unum Group	2,220	42,668
Validus Holdings, Ltd.	772	26,179
Vienna Insurance Group AG	255	10,834
W.R. Berkley Corp.	1,100	41,239
Willis Group Holdings PLC	1,400	51,688
XL Group PLC	2,803	67,356
Zurich Insurance Group AG (I)	678	168,816

		6,532,188
Real Estate Management & Development - 0.8%
AFI Development PLC (I)	5,263	2,237
Africa Israel Investments, Ltd. (I)	911	1,635
Agile Property Holdings, Ltd.	8,000	9,012
Alexander & Baldwin, Inc. (I)	400	11,812
Allreal Holding AG (I)	57	8,366
Altisource Portfolio Solutions SA (I)	600	51,750
Asia Standard International Group	20,000	3,448
Associated International Hotels, Ltd.	2,000	4,643
Atrium European Real Estate, Ltd.	1,193	6,243
Atrium Ljungberg AB, Class B	157	2,020
AV Homes, Inc. (I)	100	1,484
Ayala Land, Inc.	24,800	14,156
Bakrieland Development Tbk PT (I)	550,000	3,084
Bandar Raya Developments BHD	9,200	8,693
BR Malls Participacoes SA	2,600	36,103
Brasil Brokers Participacoes SA	2,200	7,748
Brookfield Asset Management, Inc. (L)	1,300	44,880
Brookfield Office Properties, Inc.	700	11,635
Bukit Sembawang Estates, Ltd.	2,000	8,596
Bumi Serpong Damai PT	40,000	4,689
Bund Center Investment, Ltd. (I)	9,000	1,359
CA Immobilien Anlagen AG (I)	23	253
Capital & Counties Properties PLC	408	1,437
Capital & Regional PLC (I)	1,359	583
CapitaLand, Ltd.	15,000	38,706
CapitaMalls Asia, Ltd.	8,000	10,724
Castellum AB	536	7,260
CBRE Group, Inc., Class A (I)	2,500	46,025
Central Pattana PCL	8,400	16,374
Cheung Kong Holdings, Ltd.	7,000	102,199
China Overseas Land & Investment, Ltd.	18,960	48,186

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
China Resources Land, Ltd.	12,000	$26,309
Chong Hong Construction Company	2,141	5,280
City Developments, Ltd.	4,000	38,140
Consolidated-Tomoka Land Company	67	2,204
Country Garden Holdings Company (I)	33,571	13,057
Daikyo, Inc.	1,000	2,505
Daito Trust Construction Company, Ltd.	300	30,169
Daiwa House Industry Company, Ltd.	2,000	29,019
Deutsche Wohnen AG	1,346	23,665
Development Securities PLC	1,830	4,975
DLF, Ltd.	2,243	9,894
Evergrande Real Estate Group, Ltd.	25,000	9,868
Fabege AB	1,258	11,981
Far East Consortium International, Ltd.	13,000	2,964
First Capital Realty, Inc.	173	3,307
FirstService Corp. (I)	200	5,686
Forest City Enterprises, Inc., Class A (I)(L)	1,400	22,190
Forestar Group, Inc. (I)(L)	400	6,664
Franshion Properties China, Ltd.	40,000	12,175
GAGFAH SA (I)	1,288	13,129
Glorious Property Holdings, Ltd. (I)	45,000	7,112
Goldcrest Company, Ltd.	170	2,616
Granite Real Estate, Inc.	11	394
Greentown China Holdings, Ltd. (I)	11,500	12,391
Growthpoint Properties, Ltd.	10,399	31,088
Hang Lung Group, Ltd.	6,000	37,938
Hang Lung Properties, Ltd.	9,000	30,731
Heiwa Real Estate Company, Ltd.	700	8,056
Helical Bar PLC	514	1,560
Henderson Land Development Company, Ltd.	6,036	43,096
Highwealth Construction Corp. (I)	5,000	8,373
Hopson Development Holdings, Ltd. (I)	6,000	4,418
Housing Development
& Infrastructure, Ltd. (I)	1,200	2,201
Huaku Development Company, Ltd.	3,338	8,024
Hufvudstaden AB, Class A	503	6,243
Hulic Company, Ltd. (I)	1,800	10,874
Hung Poo Real Estate Development Corp.	5,499	5,494
Hysan Development Company, Ltd.	3,000	13,601
Iguatemi Empresa de Shopping Centers SA	178	4,549
Iida Home Max	400	3,714
Indiabulls Real Estate, Ltd.	4,034	4,399
IVG Immobilien AG (I)	1,471	3,362
JHSF Participacoes SA	2,000	7,498
Jones Lang LaSalle, Inc.	500	38,175
K Wah International Holdings, Ltd.	17,000	8,063
Kenedix, Inc. (I)	48	5,584
Kennedy-Wilson Holdings, Inc. (L)	800	11,176
Kerry Properties, Ltd.	3,000	15,140
KLCC Property Holdings BHD	7,300	13,869
Kungsleden AB	1,328	7,511
Kuoyang Construction Company, Ltd.	13,000	6,805
KWG Property Holding, Ltd.	14,500	7,997
Land and Houses PCL, NVDR	33,200	9,711
Lend Lease Corp.	3,480	28,226
Leopalace21 Corp. (I)(L)	1,200	3,611
Lippo Karawaci Tbk PT	62,500	6,460
Longfor Properties Company, Ltd.	5,053	7,793
LPS Brasil Consultoria de Imoveis SA	500	9,000
Midland Holdings, Ltd.	10,000	5,925
Mingfa Group International Company, Ltd.	16,000	4,495
Mitsubishi Estate Company, Ltd.	4,000	76,525
Mitsui Fudosan Company, Ltd.	4,000	80,046
Mobimo Holding AG (I)	62	14,224
Multiplan Empreendimentos Imobiliarios SA	279	8,215

94

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
New World Development Company, Ltd.	18,036	$27,765
Parque Arauco SA	801	1,650
Peet, Ltd. (I)	3,526	2,674
Poly Property Group Company, Ltd. (I)	11,000	5,865
Prelios SpA (I)	2,380	296
Preuksa Real Estate PCL	8,900	5,205
PSP Swiss Property AG (I)	76	6,910
Quintain Estates & Development PLC (I)	3,488	2,978
Radium Life Tech Company, Ltd.	2,626	1,815
Renhe Commercial
Holdings Company, Ltd. (I)	56,000	2,262
Resilient Property Income Fund, Ltd.	206	1,188
Ruentex Development Company, Ltd.	1,390	2,622
Savills PLC	2,183	14,056
Sentul City Tbk PT (I)	105,000	2,290
Servcorp, Ltd.	1,145	3,679
Shenzhen Investment, Ltd.	44,000	10,183
Shui On Land, Ltd.	12,847	4,835
Sinarmas Land, Ltd.	9,000	2,195
Sino Land Company, Ltd.	20,474	38,071
Sino-Ocean Land Holdings, Ltd.	31,596	17,853
Sinolink Worldwide Holdings, Ltd. (I)	58,000	4,546
SM Development Corp.	8,910	1,301
SM Prime Holdings, Ltd.	23,500	7,977
Sobha Developers, Ltd.	1,142	7,742
Soho China, Ltd.	15,000	9,212
St. Modwen Properties PLC	1,033	3,323
Sumitomo Realty &
Development Company, Ltd.	1,000	26,529
Summarecon Agung Tbk PT	24,500	4,297
Sun Hung Kai Properties, Ltd.	6,202	90,801
Tag Immobilien AG	734	7,823
Technopolis PLC	1,351	5,833
Tejon Ranch Company (I)	338	10,154
The Howard Hughes Corp. (I)	105	7,460
The St. Joe Company (I)(L)	1,000	19,500
Tian An China Investment, Ltd.	12,000	6,843
Tokyo Rakutenchi Company, Ltd.	1,000	3,748
Tokyo Tatemono Company, Ltd. (I)	3,000	11,713
Tokyu Land Corp.	3,000	16,055
UEM Land Holdings BHD (I)	2,800	1,534
Unite Group PLC (I)	371	1,581
Unitech, Ltd. (I)	9,169	4,213
United Industrial Corp, Ltd.	5,000	11,719
Vukile Property Fund, Ltd.	2,185	4,723
Wharf Holdings, Ltd.	7,000	48,102
Wheelock and Company, Ltd.	5,000	21,462
Wihlborgs Fastigheter AB	722	10,780
Wing Tai Holdings, Ltd.	2,175	3,031
Yanlord Land Group, Ltd. (I)	7,000	6,786
Yuexiu Property Company, Ltd.	62,949	15,846

		1,943,830
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	500	4,940
Bank Mutual Corp.	1,200	5,460
BankFinancial Corp.	300	2,637
Beneficial Mutual Bancorp, Inc. (I)	323	3,088
Berkshire Hill Bancorp, Inc. (L)	256	5,857
BofI Holding, Inc. (I)	300	7,815
Brookline Bancorp, Inc.	900	7,938
Capitol Federal Financial, Inc.	1,137	13,599
Clifton Savings Bancorp, Inc.	500	5,500
Dime Community Bancshares, Inc.	400	5,776
ESSA Bancorp, Inc.	200	2,078

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Federal Agricultural Mortgage Corp., Class C	300	$7,722
First Financial Holdings, Inc.	100	1,299
First Financial Northwest, Inc. (I)	500	4,025
Flushing Financial Corp.	655	10,349
Home Federal Bancorp, Inc.	200	2,264
Hudson City Bancorp, Inc.	5,200	41,392
Kearny Financial Corp. (I)	500	4,870
LIC Housing Finance, Ltd.	3,411	18,242
Meridian Interstate Bancorp, Inc. (I)	400	6,600
MGIC Investment Corp. (I)	1,700	2,601
New York Community Bancorp, Inc. (L)	4,152	58,792
Northfield Bancorp, Inc. (I)(L)	300	4,806
Northwest Bancshares, Inc.	1,225	14,982
OceanFirst Financial Corp.	200	2,934
Ocwen Financial Corp. (I)	1,300	35,633
Oritani Financial Corp.	735	11,062
People’s United Financial, Inc.	3,363	40,827
Provident Financial Services, Inc.	400	6,316
Provident New York Bancorp	800	7,528
Radian Group, Inc. (L)	2,100	9,114
Rockville Financial, Inc.	303	3,712
Roma Financial Corp.	200	1,780
Territorial Bancorp, Inc.	200	4,590
TFS Financial Corp. (I)	1,900	17,233
Tree.com, Inc. (I)	20	313
TrustCo Bank Corp.	1,600	9,152
ViewPoint Financial Group	420	8,051
Washington Federal, Inc.	1,000	16,680
Waterstone Financial, Inc. (I)	200	1,038
Westfield Financial, Inc.	400	2,996

		421,591

		29,755,057
Health Care - 6.6%
Biotechnology - 0.7%
Acorda Therapeutics, Inc. (I)	400	10,244
Actelion, Ltd. (I)	514	25,786
Active Biotech AB (I)	427	3,087
Affymax, Inc. (I)	500	10,530
Alexion Pharmaceuticals, Inc. (I)	800	91,520
Alkermes PLC (I)	1,000	20,750
Alnylam Pharmaceuticals, Inc. (I)	400	7,516
AMAG Pharmaceuticals, Inc. (I)	300	5,322
Amgen, Inc.	4,405	371,430
Arena Pharmaceuticals, Inc. (I)(L)	600	4,992
Ariad Pharmaceuticals, Inc. (I)(L)	2,200	53,295
Arqule, Inc. (I)	600	3,066
Basilea Pharmaceutica (I)	119	6,016
Bavarian Nordic A/S (I)	450	3,848
Biogen Idec, Inc. (I)	1,008	150,424
BioMarin Pharmaceutical, Inc. (I)	700	28,189
BioMimetic Therapeutics, Inc. (I)	600	2,466
Biotest AG	64	3,474
Cangene Corp. (I)	400	675
Celgene Corp. (I)	1,757	134,235
Cepheid, Inc. (I)(L)	451	15,564
CSL, Ltd.	1,507	71,681
Cubist Pharmaceuticals, Inc. (I)	600	28,608
Emergent Biosolutions, Inc. (I)	500	7,105
Enzon Pharmaceuticals, Inc. (I)	700	4,872
Galapagos NV (I)	188	3,951
Genmab A/S (I)	380	4,782
Genomic Health, Inc. (I)(L)	500	17,345
Genus PLC	575	14,046

95

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Gilead Sciences, Inc. (I)	2,900	$192,357
Grifols SA (I)	1,108	36,634
Immunomedics, Inc. (I)	900	3,159
Incyte Corp. (I)(L)	1,300	23,465
Intercell AG (I)	488	1,149
Medivation, Inc. (I)(L)	400	22,544
Medivir AB (I)	250	2,880
Momenta Pharmaceuticals, Inc. (I)	600	8,742
Myrexis, Inc. (I)	250	608
Myriad Genetics, Inc. (I)	800	21,592
Neurocrine Biosciences, Inc. (I)	1,600	12,768
Oncolytics Biotech, Inc. (I)	900	2,124
Onyx Pharmaceuticals, Inc. (I)	400	33,800
Osiris Therapeutics, Inc. (I)(L)	500	5,525
PDL BioPharma, Inc. (L)	1,900	14,611
Progenics Pharmaceuticals, Inc. (I)	200	574
Regeneron Pharmaceuticals, Inc. (I)	700	106,862
Rigel Pharmaceuticals, Inc. (I)	800	8,200
RNL BIO Company, Ltd. (I)	920	4,285
Sangamo Biosciences, Inc. (I)	700	4,256
Seattle Genetics, Inc. (I)(L)	800	21,560
Sino Biopharmaceutical	20,000	7,284
Spectrum Pharmaceuticals, Inc. (I)(L)	1,100	12,870
Swedish Orphan Biovitrum AB (I)	35	196
Theravance, Inc. (I)(L)	191	4,949
ThromboGenics NV (I)	334	13,394
United Therapeutics Corp. (I)	300	16,764
Vertex Pharmaceuticals, Inc. (I)	1,000	55,950
Vical, Inc. (I)	900	3,888
Zeltia SA (I)	2,108	3,952

		1,751,761
Health Care Equipment & Supplies - 1.1%
Abaxis, Inc. (I)(L)	200	7,184
ABIOMED, Inc. (I)(L)	200	4,198
Accuray, Inc. (I)	1,095	7,753
Alere, Inc. (I)	800	15,592
Align Technology, Inc. (I)	1,000	36,970
Analogic Corp.	200	15,634
Anika Therapeutics, Inc. (I)	500	7,510
Ansell, Ltd.	679	11,272
ArthroCare Corp. (I)	300	9,720
Baxter International, Inc.	2,300	138,598
Becton, Dickinson and Company	996	78,246
BioMerieux SA	114	10,594
Biosensors International Group, Ltd. (I)	6,000	5,943
Boston Scientific Corp. (I)	12,401	71,182
C.R. Bard, Inc.	600	62,790
Cantel Medical Corp.	300	8,124
CareFusion Corp. (I)	1,882	53,430
Cie Generale d’Optique
Essilor International SA	776	72,768
Cochlear, Ltd.	319	22,166
Coloplast A/S	88	18,332
Conceptus, Inc. (I)	500	10,155
CONMED Corp.	200	5,700
Covidien PLC	2,571	152,769
Cutera, Inc. (I)	300	2,241
Cyberonics, Inc. (I)	200	10,484
DENTSPLY International, Inc.	1,400	53,396
DiaSorin SpA	185	6,455
Edwards Lifesciences Corp. (I)	600	64,422
Elekta AB, Series B	2,004	26,499
Exactech, Inc. (I)	100	1,783
Getinge AB, B Shares	1,295	39,122

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Given Imaging, Ltd. (I)	15	$219
GN Store Nord A/S	2,000	30,793
Greatbatch, Inc. (I)	300	7,299
Haemonetics Corp. (I)	200	16,040
Hill-Rom Holdings, Inc.	500	14,530
Hogy Medical Company, Ltd.	100	5,367
Hologic, Inc. (I)	2,200	44,528
ICU Medical, Inc. (I)(L)	200	12,096
IDEXX Laboratories, Inc. (I)	300	29,805
Integra LifeSciences Holdings Corp. (I)	300	12,330
Intuitive Surgical, Inc. (I)	400	198,252
IRIS International, Inc. (I)	300	5,856
Jeol, Ltd.	1,000	2,241
Masimo Corp. (I)	200	4,836
Medical Action Industries, Inc. (I)	500	1,745
Medtronic, Inc.	5,744	247,681
Merit Medical Systems, Inc. (I)	375	5,599
Natus Medical, Inc. (I)	500	6,535
Neogen Corp. (I)	250	10,675
Nihon Kohden Corp.	400	13,879
Nipro Corp.	800	5,111
Nissui Pharmaceutical Company, Ltd.	300	3,055
Nobel Biocare Holding AG (I)	1,134	11,370
NuVasive, Inc. (I)(L)	500	11,455
Olympus Corp. (I)	1,000	19,463
OraSure Technologies, Inc. (I)	600	6,672
Orthofix International NV (I)	100	4,475
Palomar Medical Technologies, Inc. (I)	500	4,720
Quidel Corp. (I)(L)	400	7,572
ResMed, Inc. (L)	1,200	48,564
RTI Biologics, Inc. (I)	1,400	5,838
Sirona Dental Systems, Inc. (I)	400	22,784
Smith & Nephew PLC, ADR (L)	902	49,718
Sonova Holding AG (I)	320	32,379
Sorin SpA (I)	818	1,854
Spectranetics Corp. (I)	700	10,325
St. Jude Medical, Inc.	1,390	58,561
STERIS Corp.	544	19,296
Straumann Holding AG	53	7,060
Stryker Corp.	1,625	90,448
SurModics, Inc. (I)	200	4,044
Symmetry Medical, Inc. (I)	400	3,956
Teleflex, Inc.	400	27,536
Terumo Corp.	500	21,513
The Cooper Companies, Inc.	500	47,230
Thoratec Corp. (I)	500	17,300
Top Glove Corp. BHD	5,200	8,341
Tornier BV (I)	400	7,580
Varian Medical Systems, Inc. (I)(L)	700	42,224
West Pharmaceutical Services, Inc.	200	10,614
William Demant Holdings A/S (I)	107	9,596
Wright Medical Group, Inc. (I)(L)	600	13,266
Young Innovations, Inc.	100	3,910
Ypsomed Holding AG (I)	2	118
Zimmer Holdings, Inc.	1,800	121,878

		2,461,164
Health Care Providers & Services - 1.2%
Aetna, Inc.	2,100	83,160
Air Methods Corp. (I)(L)	300	35,811
Almost Family, Inc. (I)	100	2,128
Amedisys, Inc. (I)(L)	500	6,905
AMERIGROUP Corp. (I)	500	45,715
AmerisourceBergen Corp.	1,500	58,065
Amil Participacoes SA	800	9,609

96

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
AMN Healthcare Services, Inc. (I)	400	$4,024
Amplifon SpA	619	2,637
Amsurg Corp. (I)	500	14,190
Apollo Hospitals Enterprise, Ltd.	1,126	15,613
Assisted Living Concepts, Inc., Class A (I)(L)	263	2,007
Assura Group, Ltd.	5,036	2,624
Bio-Reference Labs, Inc. (I)	400	11,432
BioScrip, Inc. (I)	700	6,377
Brookdale Senior Living, Inc. (I)	1,400	32,508
Capital Senior Living Corp. (I)	800	11,576
Cardinal Health, Inc.	1,865	72,679
Catamaran Corp. (I)	264	25,864
Catamaran Corp. (I)	200	19,601
Celesio AG	622	11,098
Centene Corp. (I)	512	19,154
Chemed Corp. (L)	200	13,858
Cigna Corp.	1,500	70,755
CML Healthcare, Inc.	327	2,960
Community Health Systems, Inc. (I)	1,000	29,140
Corvel Corp. (I)	200	8,950
Coventry Health Care, Inc.	1,100	45,859
DaVita, Inc. (I)	700	72,527
Diagnosticos da America SA	2,500	15,045
Emeritus Corp. (I)	200	4,188
Express Scripts Holding Company (I)	4,691	293,985
Fleury SA	200	2,392
Fresenius Medical Care AG &
Company KGaA	445	32,663
Fresenius SE & Company KGaA	522	60,654
Galenica Holding AG	30	17,779
Gentiva Health Services, Inc. (I)(L)	400	4,528
HCA Holdings, Inc.	1,700	56,525
Health Management
Associates, Inc., Class A (I)(L)	2,700	22,653
Health Net, Inc. (I)	600	13,506
HealthSouth Corp. (I)	600	14,436
Healthways, Inc. (I)	600	7,026
Henry Schein, Inc. (I)(L)	800	63,416
HMS Holdings Corp. (I)(L)	900	30,087
Humana, Inc.	900	63,135
IPC The Hospitalist Company, Inc. (I)	200	9,140
Kindred Healthcare, Inc. (I)	741	8,433
Korian	384	5,840
Laboratory Corp. of America Holdings (I)	600	55,482
Landauer, Inc.	100	5,972
LHC Group, Inc. (I)	200	3,694
Life Healthcare Group Holdings, Ltd. (I)	3,407	13,004
LifePoint Hospitals, Inc. (I)	500	21,390
Magellan Health Services, Inc. (I)	300	15,483
McKesson Corp.	1,200	103,236
Medcath Corp.	500	685
Medica SA	35	606
Mediclinic International, Ltd.	1,496	7,375
Medipal Holdings Corp.	800	10,989
Mediq NV	324	5,375
MEDNAX, Inc. (I)	499	37,151
Metropolitan Health Networks, Inc. (I)	66	616
Miraca Holdings, Inc.	300	13,463
Molina Healthcare, Inc. (I)	900	22,635
MWI Veterinary Supply, Inc. (I)	200	21,336
National Healthcare Corp.	100	4,774
Netcare, Ltd.	1,489	3,204
Odontoprev SA	1,800	10,078
Omnicare, Inc.	900	30,573
Oriola-KD OYJ	3,601	9,507

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Orpea SA	163	$6,536
Owens & Minor, Inc. (L)	350	10,458
Patterson Companies, Inc.	900	30,816
PDI, Inc. (I)	300	2,391
PharMerica Corp. (I)	600	7,596
Primary Health Care, Ltd.	5,118	19,164
PSS World Medical, Inc. (I)	300	6,834
Quest Diagnostics, Inc. (L)	1,400	88,802
Ramsay Health Care, Ltd.	719	17,873
Rhoen-Klinikum AG	1,133	22,315
Ship Healthcare Holdings, Inc.	500	15,933
Sinopharm Group Company, Ltd., H Shares	1,600	5,114
Sonic Healthcare, Ltd.	1,778	24,986
Southern Cross Healthcare, Ltd. (I)	1,847	186
Sun Healthcare Group, Inc. (I)	300	2,540
Sunrise Senior Living, Inc. (I)	300	4,281
Suzuken Company, Ltd.	400	13,270
Team Health Holdings, Inc. (I)	600	16,278
Tenet Healthcare Corp. (I)	3,200	20,064
The Ensign Group, Inc.	200	6,121
The Providence Service Corp. (I)	400	5,196
Toho Holdings Company, Ltd.	300	6,125
Triple-S Management Corp., Class B (I)(L)	400	8,360
United Drug PLC	3,962	15,016
UnitedHealth Group, Inc.	5,506	305,087
Universal American Corp. (I)	700	6,468
Universal Health Services, Inc., Class B	800	36,584
VCA Antech, Inc. (I)	900	17,757
Vital KSK Holdings, Inc.	1,200	12,118
WellCare Health Plans, Inc. (I)	400	22,620
WellPoint, Inc.	1,916	111,147

		2,726,921
Health Care Technology - 0.1%
AGFA Gevaert NV (I)	387	1
AGFA Gevaert NV (European Exchange) (I)	1,552	2,593
Allscripts Healthcare Solutions, Inc. (I)	1,400	17,402
athenahealth, Inc. (I)	400	36,708
Cerner Corp. (I)	600	46,446
MedAssets, Inc. (I)	700	12,460
Medidata Solutions, Inc. (I)	300	12,450
Omnicell, Inc. (I)	600	8,340
Quality Systems, Inc. (L)	500	9,275

		145,675
Life Sciences Tools & Services - 0.3%
Affymetrix, Inc. (I)(L)	1,200	5,196
Agilent Technologies, Inc.	1,500	57,675
Bachem Holding AG (I)	51	2,032
Bio-Rad Laboratories, Inc., Class A (I)	300	32,016
Bruker Corp. (I)	1,400	18,326
BTG PLC (I)	3,898	20,350
Charles River
Laboratories International, Inc. (I)	500	19,800
Covance, Inc. (I)(L)	500	23,345
EPS Company, Ltd.	2	5,705
Evotec AG (I)	1,151	4,037
Furiex Pharmaceuticals, Inc. (I)	125	2,385
Gerresheimer AG (I)	197	10,311
Illumina, Inc. (I)	500	24,100
Life Technologies Corp. (I)	1,500	73,320
Lonza Group AG (I)	368	19,282
Luminex Corp. (I)(L)	500	9,720
Mettler-Toledo International, Inc. (I)	100	17,074
Morphosys AG (I)	113	3,489

97

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Nordion, Inc. (I)	900	$6,051
PAREXEL International Corp. (I)	600	18,456
PerkinElmer, Inc.	1,200	35,364
QIAGEN NV (I)	1,198	22,045
Siegfried Holding AG (I)	58	7,094
Tecan Group AG (I)	62	4,506
Techne Corp.	225	16,187
Thermo Fisher Scientific, Inc.	2,411	141,839
Waters Corp. (I)	600	49,998

		649,703
Pharmaceuticals - 3.2%
Abbott Laboratories	6,794	465,797
Acino Holding AG (I)	47	5,499
Acrux, Ltd.	1,766	5,828
Adcock Ingram Holdings, Ltd.	882	6,278
Alapis Holding Industrial and Commercial SA
of Pharmaceutical (I)	234	12
Allergan, Inc.	1,100	100,738
Almirall SA (I)	494	3,854
Aspen Pharmacare Holdings, Ltd. (I)	2,184	37,546
Astellas Pharma, Inc. (L)	1,300	66,028
AstraZeneca PLC, ADR	4,672	223,602
Bayer AG	2,535	218,116
Bristol-Myers Squibb Company	7,175	242,156
China Chemical &
Pharmaceutical Company, Ltd.	1,000	712
China Medical System Holdings, Ltd.	2,000	1,043
China Pharmaceutical Group, Ltd. (I)	14,000	3,998
China Shineway Pharmaceutical Group, Ltd.	5,000	7,175
Chugai Pharmaceutical Company, Ltd.	300	6,282
Daiichi Sankyo Company, Ltd. (L)	2,300	38,006
Dainippon Sumitomo
Pharma Company, Ltd. (L)	1,000	10,990
Dechra Pharmaceuticals PLC	545	5,128
Depomed, Inc. (I)	1,200	7,092
Dong-A Pharmaceutical Company, Ltd.	45	4,223
Dr. Reddy’s Laboratories, Ltd., ADR	384	11,850
EGIS Pharmaceuticals PLC	22	1,747
Eisai Company, Ltd.	600	27,004
Elan Corp. PLC, ADR (I)(L)	1,912	20,497
Eli Lilly & Company	4,400	208,604
Endo Health Solutions, Inc. (I)	1,100	34,892
Faes Farma SA	488	852
Forest Laboratories, Inc. (I)	2,400	85,464
Genomma Lab Internacional SAB de CV (I)	3,800	7,354
GlaxoSmithKline Pharmaceuticals, Ltd.	235	8,821
GlaxoSmithKline PLC, ADR (L)	8,208	379,538
Glenmark Pharmaceuticals, Ltd.	334	2,672
Green Cross Holdings Corp.	480	7,066
H. Lundbeck A/S	487	9,053
Hanmi Pharm Company, Ltd. (I)	17	1,432
Hanmi Science Company, Ltd. (I)	25	108
Hi-Tech Pharmacal Company, Inc. (I)(L)	200	6,622
Hisamitsu Pharmaceutical Company, Inc.	300	16,554
Hospira, Inc. (I)	1,400	45,948
Impax Laboratories, Inc. (I)	700	18,172
Ipsen SA	190	4,636
Jazz Pharmaceuticals PLC (I)	401	22,861
Johnson & Johnson	11,335	781,095
Jubilant Life Sciences, Ltd. (I)	59	179
Kaken Pharmaceutical Company, Ltd.	1,000	14,933
Kissei Pharmaceutical Company, Ltd.	500	8,923
Kyowa Hakko Kogyo Company, Ltd.	2,000	24,158
Lannett Company, Inc. (I)	600	2,898

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
LG Life Sciences, Ltd. (I)	173	$7,334
Lupin, Ltd.	519	5,880
Meda AB	1,953	19,757
Medicis Pharmaceutical Corp., Class A	300	12,981
Merck & Company, Inc.	15,905	717,316
Merck KGaA	311	38,384
Mitsubishi Tanabe Pharma Corp.	600	9,125
Mylan, Inc. (I)	3,200	78,080
Nippon Shinyaku Company, Ltd.	1,000	12,734
Novartis AG	1,146	70,143
Novartis AG, ADR (L)	8,175	500,801
Novo Nordisk A/S, ADR	1,280	201,997
Ono Pharmaceutical Company, Ltd.	400	24,589
Orion OYJ, Series A	170	3,615
Orion OYJ, Series B	460	9,856
Otsuka Holdings Company, Ltd.	300	9,302
Pain Therapeutics, Inc. (I)	900	4,545
Par Pharmaceutical Companies, Inc. (I)	300	14,994
Perrigo Company (L)	400	46,468
Pfizer, Inc.	37,424	929,986
Pharmaxis, Ltd. (I)	8,412	10,006
Piramal Enterprises, Ltd.	482	4,218
Questcor Pharmaceuticals, Inc. (I)(L)	900	16,650
Ranbaxy Laboratories, Ltd. (I)	764	7,657
Recordati SpA	1,275	9,073
Richter Gedeon Nyrt	89	15,572
Roche Holdings AG	2,022	377,721
Roche Holdings AG (SIX Swiss Exchange)	72	13,787
Rohto Pharmaceutical Company, Ltd.	1,000	15,105
Salix Pharmaceuticals, Ltd. (I)	700	29,638
Sanofi, ADR (L)	8,388	361,187
Santarus, Inc. (I)	1,300	11,544
Santen Pharmaceutical Company, Ltd.	400	18,369
Sawai Pharmaceutical Company, Ltd.	200	23,220
Seikagaku Corp.	100	1,153
Shionogi & Company, Ltd.	1,500	22,843
Shire PLC, ADR	715	63,421
Sihuan Pharmaceutical Holdings Group, Ltd.	4,000	1,451
Stada Arzneimittel AG	532	15,503
Strides Arcolab, Ltd.	487	8,229
Sun Pharmaceutical Industries, Ltd.	1,755	23,185
Takeda Pharmaceutical Company, Ltd.	2,300	105,884
Teva Pharmaceutical Industries, Ltd., ADR	3,326	137,730
The Medicines Company (I)	400	10,324
Tsumura & Company, Ltd.	400	12,527
UCB SA	475	26,140
United Laboratories
International Holdings, Ltd. (I)	7,500	3,577
Valeant Pharmaceuticals International, Inc.
(Toronto Exchange) (I)	846	46,758
Vectura Group PLC (I)	4,498	6,284
ViroPharma, Inc. (I)(L)	986	29,797
Vivus, Inc. (I)(L)	720	12,830
Warner Chilcott PLC, Class A	1,500	20,250
Watson Pharmaceuticals, Inc. (I)	1,300	110,708
Wockhardt, Ltd. (I)	291	7,078
Yuhan Corp.	106	14,584

		7,525,926

		15,261,150
Industrials - 9.0%
Aerospace & Defense - 1.0%
AAR Corp.	700	11,494
Aerovironment, Inc. (I)	300	7,041

98

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Alliant Techsystems, Inc.	400	$20,044
American Science & Engineering, Inc.	100	6,561
AviChina Industry & Technology
Company, Ltd., H Shares	8,000	3,031
B/E Aerospace, Inc. (I)	820	34,522
BAE Systems PLC	16,678	87,799
Bombardier, Inc.	4,300	16,140
CAE, Inc.	1,009	10,807
Ceradyne, Inc.	400	9,772
Chemring Group PLC	1,365	7,172
Cobham PLC	7,963	28,572
Cubic Corp. (L)	300	15,018
Curtiss-Wright Corp.	600	19,620
DigitalGlobe, Inc. (I)(L)	500	10,195
Ducommun, Inc. (I)	100	1,360
Elbit Systems, Ltd.	100	3,404
Embraer SA, ADR	850	22,627
Engility Holdings, Inc. (I)	183	3,376
Esterline Technologies Corp. (I)	200	11,228
European Aeronautic Defence &
Space Company NV (L)	2,088	66,381
Exelis, Inc.	1,113	11,508
Finmeccanica SpA (I)(L)	3,480	16,588
GenCorp, Inc. (I)(L)	500	4,745
General Dynamics Corp.	1,565	103,478
GeoEye, Inc. (I)	400	10,572
HEICO Corp.	125	4,836
HEICO Corp., Class A	250	7,628
Hexcel Corp. (I)	1,000	24,020
Honeywell International, Inc.	2,898	173,156
Huntington Ingalls Industries, Inc. (I)	466	19,595
L-3 Communications Holdings, Inc.	1,100	78,881
LMI Aerospace, Inc. (I)	200	4,088
Lockheed Martin Corp.	1,100	102,718
Meggitt PLC	5,021	32,107
MTU Aero Engines Holding AG	206	16,467
National Presto Industries, Inc.	100	7,288
Northrop Grumman Corp.	1,200	79,716
Orbital Sciences Corp. (I)	900	13,104
Precision Castparts Corp.	633	103,394
QinetiQ PLC	11,015	33,743
Raytheon Company	2,100	120,036
Rockwell Collins, Inc. (L)	865	46,399
Rolls-Royce Holdings PLC (I)	13,341	182,069
Saab AB	662	12,719
Safran SA	698	25,160
Singapore Technologies Engineering, Ltd.	6,000	17,279
Spirit Aerosystems Holdings, Inc., Class A (I)	1,200	26,652
Taser International, Inc. (I)	400	2,412
Teledyne Technologies, Inc. (I)	300	19,017
Textron, Inc. (L)	3,000	78,510
Thales SA	402	13,844
The Boeing Company	2,800	194,936
TransDigm Group, Inc. (I)	300	42,561
Triumph Group, Inc.	400	25,012
Ultra Electronics Holdings PLC	436	10,873
United Technologies Corp.	4,000	313,160
Zodiac Aerospace	501	48,872

		2,423,307
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (I)	1,300	5,720
Atlas Air Worldwide Holdings, Inc. (I)	400	20,652
C.H. Robinson Worldwide, Inc.	763	44,674
Deutsche Post AG	2,841	55,543

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics (continued)
Expeditors International of Washington, Inc.	1,400	$50,904
FedEx Corp.	1,430	121,007
Freightways, Ltd.	3,835	13,305
Hanjin Transportation Company, Ltd.	140	2,569
Hub Group, Inc., Class A (I)	300	8,904
Hyundai Glovis Company, Ltd.	48	10,456
Kerry TJ Logistics Company, Ltd.	4,000	5,682
Kintetsu World Express, Inc.	100	3,199
Pacer International, Inc. (I)	200	796
Panalpina Welttransport Holding AG (I)	103	9,853
Park-Ohio Holdings Corp. (I)	300	6,501
PostNL NV (I)	1,973	6,891
Shenzhen International Holdings, Ltd.	45,000	3,069
Shibusawa Warehouse Company, Ltd.	1,000	2,907
Sinotrans, Ltd., H Shares (I)	11,000	1,431
TNT Express NV	1,760	18,391
Toll Holdings, Ltd.	3,609	16,503
United Parcel Service, Inc., Class B	2,777	198,750
UTi Worldwide, Inc.	1,000	13,470
Wincanton PLC (I)	620	561
Yamato Transport Company, Ltd. (L)	2,400	37,996

		659,734
Airlines - 0.2%
Air China, Ltd., H Shares	4,000	2,514
Air France KLM (I)(L)	1,136	7,389
Alaska Air Group, Inc. (I)	700	24,542
All Nippon Airways Company, Ltd. (L)	3,000	6,303
Asiana Airlines, Inc. (I)	1,080	6,722
Cathay Pacific Airways, Ltd. (I)	8,000	12,985
China Airlines, Ltd. (I)	24,511	10,241
China Eastern Airlines Corp., Ltd.,
H Shares (I)	6,000	1,831
China Southern Airlines Company, Ltd.,
H Shares	10,000	4,389
Delta Air Lines, Inc. (I)	5,500	50,380
Deutsche Lufthansa AG	1,546	20,999
easyJet PLC	2,043	19,188
Eva Airways Corp. (I)	13,112	7,678
Gol Linhas Aereas
Inteligentes SA, ADR (I)(L)	900	5,166
Hawaiian Holdings, Inc. (I)(L)	1,000	5,590
International Consolidated
Airlines Group SA (I)	7,304	17,605
JetBlue Airways Corp. (I)(L)	3,231	15,476
Korean Air Lines Company, Ltd. (I)	130	5,546
Latam Airlines Group SA (I)	1,170	29,145
Latam Airlines Group SA, ADR (L)	200	5,056
Malaysian Airline System BHD (I)	8,000	2,639
Norwegian Air Shuttle ASA (I)	300	5,618
Qantas Airways, Ltd. (I)	5,035	6,343
Singapore Airlines, Ltd.	3,000	26,214
SkyWest, Inc.	100	1,033
Southwest Airlines Company (L)	6,509	57,084
Thai Airways International PCL (I)	6,600	4,653
Turk Hava Yollari (I)	3,051	6,392
United Continental Holdings, Inc. (I)(L)	3,094	60,333
US Airways Group, Inc. (I)(L)	1,010	10,565
Virgin Australia Holdings, Ltd. (I)	16,061	83
Virgin Australia Holdings, Ltd.
(Australian Exchange) (I)	16,061	6,725

		446,427
Auto Components - 0.0%
Rieter Holding AG (I)	46	7,845

99

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Semperit AG Holding	67	$2,619
Westport Innovations, Inc. (I)	500	13,956

		24,420
Building Products - 0.3%
AAON, Inc.	450	8,861
AFG Arbonia-Forster Holding AG (I)	54	1,008
American Woodmark Corp. (I)	100	1,997
AO Smith Corp.	450	25,893
Apogee Enterprises, Inc.	400	7,848
Armstrong World Industries, Inc. (L)	500	23,185
Asahi Glass Company, Ltd.	5,000	33,286
Assa Abloy AB, Series B	2,028	65,822
Belimo Holding AG	4	7,073
Builders FirstSource, Inc. (I)(L)	300	1,557
Bunka Shutter Company, Ltd.	2,000	9,017
Cie de Saint-Gobain	1,580	55,695
Daikin Industries, Ltd.	600	15,542
Fortune Brands Home & Security, Inc. (I)	2,100	56,721
Geberit AG (I)	153	33,334
Gibraltar Industries, Inc. (I)	200	2,564
Griffon Corp.	653	6,726
GWA International, Ltd.	1,367	2,578
Hills Industries, Ltd.	1,154	1,370
Insteel Industries, Inc.	280	3,284
Lennox International, Inc.	400	19,344
LG Hausys, Ltd.	28	2,043
Lindab International AB	600	4,668
LIXIL Group Corp.	1,600	38,159
Masco Corp.	3,500	52,675
Nibe Industrier AB	654	10,785
Nippon Sheet Glass Company, Ltd. (I)	11,000	7,628
Nitto Boseki Company, Ltd.	2,000	6,716
Owens Corning, Inc. (I)	1,020	34,129
Quanex Building Products Corp.	500	9,420
Rockwool International A/S	100	9,513
Sankyo-Tateyama Holdings, Inc.	2,000	3,518
Sanwa Shutter Corp.	2,000	7,807
Simpson Manufacturing Company, Inc.	400	11,448
Sintex Industries, Ltd.	1,509	1,909
Systemair AB	211	2,730
Takara Standard Company, Ltd.	1,000	7,873
Takasago Thermal Engineering Company, Ltd.	1,000	8,096
TOTO, Ltd.	2,000	14,702
Trex Company, Inc. (I)	300	10,236
Universal Forest Products, Inc. (L)	300	12,462
USG Corp. (I)(L)	1,400	30,730
Wienerberger AG (L)	1,142	8,869
Zehnder Group AG (I)	185	10,989

		689,810
Commercial Services & Supplies - 0.7%
3M India, Ltd. (I)	25	1,914
ABM Industries, Inc.	600	11,358
ACCO Brands Corp. (I)	1,612	10,462
Aggreko PLC	1,315	49,245
American Reprographics Company (I)	800	3,416
Asset Acceptance Capital Corp. (I)	200	1,492
Avery Dennison Corp. (L)	800	25,456
Babcock International Group PLC	1,783	26,735
Berendsen PLC	1,296	11,426
Blue Label Telecoms, Ltd.	3,672	2,835
Brambles, Ltd.	5,274	38,260
Cabcharge Australia, Ltd.	479	2,696
Casella Waste Systems, Inc., Class A (I)	200	856

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
China Everbright International, Ltd.	16,000	$8,441
Cintas Corp.	1,168	48,414
Clean Harbors, Inc. (I)	493	24,083
Consolidated Graphics, Inc. (I)	200	5,218
Copart, Inc. (I)	1,400	38,822
Corrections Corp. of America	862	28,834
Courier Corp.	200	2,444
Covanta Holding Corp.	1,384	23,749
Dai Nippon Printing Company, Ltd.	4,000	27,867
Daiseki Company, Ltd.	500	7,768
De La Rue PLC	1,136	18,602
Deluxe Corp. (L)	400	12,224
Derichebourg SA	416	1,322
Downer EDI, Ltd. (I)	1,628	5,994
Duskin Company, Ltd.	600	12,082
Edenred	625	17,593
Encore Capital Group, Inc. (I)	200	5,652
Ennis, Inc.	200	3,282
Fuel Tech, Inc. (I)	500	2,085
G&K Services, Inc., Class A	200	6,262
G4S PLC	6,767	29,085
Garda World Security Corp. (I)	200	2,427
Gategroup Holding AG (I)	136	3,335
GL Events SA	168	3,232
Gunnebo AB	1,340	5,918
Healthcare Services Group, Inc. (L)	701	16,032
Herman Miller, Inc.	400	7,776
HNI Corp.	600	15,306
Homeserve PLC	3,340	11,356
Horizon North Logistics, Inc.	240	1,946
InnerWorkings, Inc. (I)	1,000	13,020
Interface, Inc. (L)	800	10,568
Intersections, Inc.	206	2,171
Intrum Justitia AB	459	6,716
Iron Mountain, Inc.	1,107	37,760
K-Green Trust	1,400	1,168
Kimball International, Inc., Class B	200	2,444
Kokuyo Company, Ltd.	500	4,051
Koza Anadolu Metal Madencilik
Isletmeleri AS (I)	6,160	14,926
Lassila & Tikanoja OYJ (I)	363	4,944
Loomis AB	512	7,277
McGrath RentCorp. (L)	200	5,218
Mine Safety Appliances Company (L)	400	14,908
Mitie Group PLC	2,329	10,974
Mitsubishi Pencil Company, Ltd.	200	3,769
Moshi Moshi Hotline, Inc.	400	5,791
Mvelaserve, Ltd.	2,549	2,450
Nissha Printing Company, Ltd. (I)	300	2,796
NL Industries, Inc.	400	4,596
Orell Fuessli Holding AG	16	1,693
PayPoint PLC	1,027	11,885
Pitney Bowes, Inc. (L)	1,400	19,348
Portfolio Recovery Associates, Inc. (I)	200	20,886
Programmed Maintenance Services, Ltd.	3,918	8,735
Progressive Waste Solutions, Ltd.	233	4,793
Prosegur Cia de Seguridad SA	2,400	10,989
R.R. Donnelley & Sons Company (L)	1,800	19,080
Regus PLC	6,222	10,246
Rentokil Initial PLC	15,959	21,005
Republic Services, Inc.	3,305	90,921
Ritchie Brothers Auctioneers, Inc.	700	13,465
Rollins, Inc.	950	22,221
RPS Group PLC	1,673	6,730
S1 Corp.	180	11,063

100

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Schawk, Inc.	500	$6,525
Seche Environnement SA	29	1,064
Secom Company, Ltd. (L)	500	26,064
Securitas AB, Series B	2,105	15,843
Serco Group PLC	2,550	23,935
Shanks Group PLC	2,270	3,028
Societe BIC SA	122	14,761
Sohgo Security Services Company, Ltd.	1,000	13,995
Standard Parking Corp. (I)	200	4,486
Steelcase, Inc., Class A (L)	1,200	11,820
Stericycle, Inc. (I)(L)	500	45,260
Sykes Enterprises, Inc. (I)	600	8,064
Taiwan Secom Company, Ltd.	4,000	8,779
Team, Inc. (I)	400	12,740
Tetra Tech, Inc. (I)	800	21,008
The Brink’s Company	300	7,707
The Geo Group, Inc.	620	17,155
Tomra Systems ASA	800	7,095
Toppan Forms Company, Ltd.	800	7,736
Toppan Printing Company, Ltd.	3,000	17,403
Transcontinental, Inc.	500	4,247
Transfield Services, Ltd.	6,866	12,399
Transpacific Industries Group, Ltd. (I)	6,167	5,645
Tyco International, Ltd.	2,529	142,282
UniFirst Corp.	200	13,358
United Stationers, Inc. (L)	400	10,408
US Ecology, Inc.	100	2,158
Valid Solucoes e Servicos de Seguranca em
Meios de Pagamento e Identificacao SA	220	4,118
Viad Corp.	400	8,344
Waste Connections, Inc.	1,350	40,838
Waste Management, Inc. (L)	2,333	74,843
WHK Group, Ltd.	5,300	5,273

		1,610,290
Construction & Engineering - 0.7%
Abengoa SA	391	6,880
ACS Actividades de Construccion
y Servicios SA (L)	871	18,018
AECOM Technology Corp. (I)	900	19,044
Aecon Group, Inc.	1,200	14,733
Aegion Corp. (I)	700	13,412
Arcadis NV (L)	353	7,478
Astaldi SpA	400	2,602
Aveng, Ltd.	2,595	9,759
Balfour Beatty PLC	4,923	24,211
Bauer AG	199	4,378
Besalco SA	5,468	9,879
Bilfinger Berger SE	293	25,949
Bird Construction, Inc.	600	8,789
Boart Longyear, Ltd.	4,209	7,108
Bouygues SA	1,092	26,743
Cardno, Ltd.	828	6,225
Carillion PLC	3,896	17,096
China Communications Construction
Company, Ltd., H Shares	21,787	17,537
China Railway Construction Corp.,
H Shares (I)	13,500	12,134
China Railway Group, Ltd., H Shares	23,000	10,028
China State Construction
International Holdings, Ltd.	1,600	1,880
Chugai Ro Company, Ltd.	1,000	2,705
Chung Hsin Electric &
Machinery Manufacturing Corp.	1,000	541
Churchill Corp.	400	4,016

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Comfort Systems USA, Inc.	400	$4,372
COMSYS Holdings Corp.	1,200	16,738
Consolidated Infrastructure Group, Ltd. (I)	116	187
Cosco International Holdings, Ltd.	22,427	8,805
CTCI Corp.	6,000	13,591
Daelim Industrial Company, Ltd.	115	9,749
Doosan Heavy Industries and
Construction Company, Ltd.	275	13,774
Dycom Industries, Inc. (I)	500	7,190
Eiffage SA	234	7,701
Ellaktor SA (I)	2,313	4,142
EMCOR Group, Inc.	600	17,124
Empresas ICA SAB de CV (I)	8,100	15,663
Ferrovial SA	2,357	30,743
FLSmidth & Company A/S, B Shares	389	22,330
Fluor Corp.	1,100	61,908
Fomento de Construcciones
y Contratas SA (L)	377	4,942
Furmanite Corp. (I)	344	1,954
Galliford Try PLC	1,829	21,574
Gammon India, Ltd.	1,883	1,692
Gamuda BHD	12,700	14,289
GEK Terna Holding Real
Estate Construction SA (I)	925	1,608
GMR Infrastructure, Ltd. (I)	11,509	5,421
Granite Construction, Inc. (L)	500	14,360
Great Lakes Dredge & Dock Corp.	800	6,160
Grontmij (I)	859	2,751
Group Five, Ltd. (I)	927	2,831
GS Engineering & Construction Corp.	209	14,296
Halla Engineering & Construction Corp.	260	2,539
Heijmans NV	103	847
Hindustan Construction Company, Ltd. (I)	4,756	1,630
HKC Holdings, Ltd.	27,770	1,074
Hochtief AG (I)	251	11,781
Hyundai Development Company	490	9,750
Hyundai Engineering &
Construction Company, Ltd.	310	18,706
IJM Corp. BHD	6,200	9,564
Implenia AG (I)	111	4,492
Impregilo SpA	4,555	18,565
Impulsora del Desarrollo y El Empleo en
America Latina SAB de CV (I)	13,100	21,769
Interchina Holdings Company (I)	15,000	1,279
IVRCL, Ltd.	6,650	5,855
Jacobs Engineering Group, Inc. (I)	1,300	52,559
JGC Corp.	1,000	33,360
Kajima Corp.	5,000	13,639
Kandenko Company, Ltd.	1,000	4,774
KBR, Inc.	1,500	44,730
Keller Group PLC	325	2,911
KEPCO Engineering &
Construction Company, Inc.	50	3,260
Kier Group PLC	213	4,459
Kinden Corp.	1,000	6,301
Koninklijke BAM Groep NV	2,400	7,359
Koninklijke Boskalis Westinster NV	422	15,298
Kumho Industrial Company, Ltd. (I)	33	89
Kyowa Exeo Corp.	1,000	11,809
Lanco Infratech, Ltd. (I)	6,722	1,918
Larsen & Toubro, Ltd.	474	14,297
Layne Christensen Company (I)	400	7,844
Leighton Holdings, Ltd.	671	11,496
Macmahon Holdings, Ltd.	4,908	1,399
Maeda Road Construction Company, Ltd.	1,000	13,018

101

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
MasTec, Inc. (I)	1,000	$19,700
Metallurgical Corp. of China, Ltd.,
H Shares (I)	3,000	599
Michael Baker Corp. (I)	100	2,386
Mirait Holdings Corp.	1,000	8,050
Monadelphous Group, Ltd.	333	6,770
Morgan Sindall PLC	210	2,257
Mota Engil SGPS SA	444	699
Murray & Roberts Holdings, Ltd. (I)	4,035	10,731
MYR Group, Inc. (I)	300	5,985
NCC, Ltd.	1,391	1,232
Nippo Corp.	1,000	11,592
Nishimatsu Construction Company, Ltd.	2,000	3,056
Northwest Pipe Company (I)(L)	200	4,930
NRW Holdings, Ltd.	518	1,092
Obayashi Corp.	4,000	18,238
Obrascon Huarte Lain SA	200	4,631
Orascom Construction Industries, GDR	393	18,294
Orion Marine Group, Inc. (I)	300	2,229
Outotec OYJ	215	10,264
Penta-Ocean Construction Company, Ltd. (L)	3,500	8,421
PER Aarsleff A/S	90	6,153
Pike Electric Corp. (I)	500	3,975
Polimex-Mostostal SA (I)	26	7
Polnord SA (I)	395	1,666
Promotora y Operadora de Infraestructura
SAB de CV (I)	1,642	8,993
Punj Lloyd, Ltd.	1,401	1,443
Quanta Services, Inc. (I)	1,800	44,460
Raubex Group, Ltd.	1,042	1,890
Royal Imtech NV	448	11,858
Sacyr Vallehermoso SA (I)	312	674
Samsung Engineering Company, Ltd.	129	22,133
Sanki Engineering Company, Ltd.	2,000	9,350
Severfield Rowen PLC	2,280	5,253
Shikun & Binui, Ltd.	842	1,312
Shimizu Corp.	3,000	10,105
Skanska AB, Series B	2,340	37,954
SNC-Lavalin Group, Inc.	700	27,022
Sterling Construction Company, Inc. (I)	300	2,994
Strabag SE	153	3,706
Sweco AB	449	4,738
Taisei Corp.	9,000	25,824
The Shaw Group, Inc. (I)	535	23,337
Toda Corp.	3,000	9,029
Toyo Engineering Corp.	1,000	4,482
Tutor Perini Corp. (I)	700	8,008
UGL, Ltd.	1,131	12,278
United Engineers, Ltd.	2,000	4,051
URS Corp.	1,000	35,310
Veidekke ASA	501	3,951
Vianini Lavori SpA	357	1,390
Vinci SA	1,259	53,807
Wilson Bayly Holmes-Ovcon, Ltd.	416	6,888
YIT OYJ	616	11,870
Yokogawa Bridge Corp.	1,000	7,287
Yongnam Holdings, Ltd.	43,000	8,582

		1,518,347
Electrical Equipment - 0.6%
ABB, Ltd.	467	7,059
ABB, Ltd. (I)	7,279	136,841
Acuity Brands, Inc. (L)	500	31,645
Alstom SA	788	27,735
AMETEK, Inc.	1,443	51,154

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
AZZ, Inc.	400	$15,192
Belden, Inc.	400	14,752
Bharat Heavy Electricals, Ltd.	2,195	10,237
Brady Corp., Class A (L)	700	20,496
China High Speed Transmission Equipment
Group Company, Ltd. (I)	5,000	1,456
Cooper Industries PLC	1,300	97,578
Crompton Greaves, Ltd.	1,545	3,699
Emerson Electric Company	3,256	157,167
Encore Wire Corp.	500	14,630
EnerSys, Inc. (I)	761	26,856
Franklin Electric Company, Inc.	200	12,098
FSP Technology, Inc.	6,079	5,932
Fujikura, Ltd.	4,000	11,913
Furukawa Electric Company, Ltd. (I)	4,000	7,515
Futaba Corp.	600	7,732
Gamesa Corporacion Tecnologica SA	1,673	3,534
Generac Holdings, Inc.	700	16,023
General Cable Corp. (I)	500	14,690
Gintech Energy Corp. (I)	5,301	5,436
GrafTech International, Ltd. (I)	1,700	15,283
Harbin Electric Company, Ltd., H Shares	6,000	4,592
Hubbell, Inc., Class B	400	32,296
Huber & Suhner AG	13	582
II-VI, Inc. (I)	250	4,755
Johnson Electric Holdings, Ltd.	11,000	7,202
Legrand SA	852	32,203
LS Cable, Ltd.	188	16,319
LS Industrial Systems Company, Ltd.	164	10,265
LSI Industries, Inc.	300	2,022
Mabuchi Motor Company, Ltd.	200	9,144
Mersen	322	9,490
Mitsubishi Electric Corp.	6,000	44,185
Neo-Neon Holdings, Ltd. (I)	10,000	2,250
Nexans SA	196	9,235
Nidec Corp. (L)	400	29,247
Nippon Carbon Company, Ltd.	1,000	1,831
Nippon Signal Company, Ltd.	800	4,920
Nitto Kogyo Corp.	100	1,543
Nordex AG (I)	111	451
Ormat Industries, Ltd.	811	3,912
Polypore International, Inc. (I)(L)	500	17,675
Powell Industries, Inc. (I)	100	3,867
Powercom Company, Ltd. (I)	5,350	2,036
Prysmian SpA	1,626	29,109
Regal-Beloit Corp.	400	28,192
Rockwell Automation, Inc. (L)	900	62,595
Roper Industries, Inc.	1,000	109,890
Saft Groupe SA	395	9,166
Schneider Electric SA	1,537	91,291
SGL Carbon SE	292	11,711
Somfy SA	32	5,403
Sumitomo Electric Industries, Ltd. (L)	3,500	36,968
SWCC Showa Holdings Company, Ltd.	6,000	4,687
Taihan Electric Wire Company, Ltd. (I)	484	714
The Babcock & Wilcox Company (I)	1,200	30,564
Toyo Tanso Company, Ltd.	200	4,771
Ushio, Inc.	700	8,408
Vacon OYJ	122	6,302
Vestas Wind Systems A/S (I)(L)	992	7,059
Vicor Corp. (I)	200	1,334
Walsin Lihwa Corp. (I)	39,000	13,567
XP Power, Ltd.	131	2,121
Zhuzhou CSR Times Electric Company, Ltd.,
H Shares	4,000	10,220

102

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Zumtobel AG	627	$6,782

		1,447,529
Electronic Equipment, Instruments & Components - 0.0%
Rotork PLC	289	10,577
Industrial Conglomerates - 1.3%
3M Company	2,900	268,018
Aditya Birla Nuvo, Ltd.	491	8,358
Alfa SAB de CV, Class A	18,000	33,506
Bakrie & Brothers Tbk PT (I)	1,496,000	7,816
Beijing Enterprises Holdings, Ltd.	4,000	26,650
Berjaya Corp. BHD	16,100	3,290
Bidvest Group, Ltd.	1,357	33,610
Carlisle Companies, Inc.	600	31,152
Chongqing Machinery & Electric
Company, Ltd., H Shares	4,000	524
CIR-Compagnie Industriali Riunite SpA	2,773	3,143
Citic Pacific, Ltd.	6,000	7,150
CJ Corp.	119	10,731
Clal Industries & Investments, Ltd.	576	1,846
Cookson Group PLC	3,162	30,618
CSR, Ltd.	6,720	10,779
Daetwyler Holding AG	23	1,919
Danaher Corp.	3,200	176,480
DCC PLC	645	18,584
Dogan Sirketler Grubu Holdings AS (I)	10,683	4,285
Doosan Corp.	85	10,418
Empresas COPEC SA	1,573	23,213
Enka Insaat ve Sanayi AS	2,091	5,239
Far Eastern New Century Corp.	12,588	14,160
Fraser and Neave, Ltd. (I)	4,000	28,859
General Electric Company	59,060	1,341,253
Grupo Carso SAB de CV, Series A1	5,200	17,771
Hutchison Whampoa, Ltd.	9,000	86,749
Ihlas Holding AS (I)	8,301	6,242
Indus Holding AG	334	8,152
Jaiprakash Associates, Ltd.	3,873	6,034
Katakura Industries Company, Ltd.	700	6,520
Keihan Electric Railway Company, Ltd.	3,000	14,278
Keppel Corp., Ltd.	3,700	34,191
KOC Holdings AS	4,299	17,202
Koninklijke Philips Electronics NV	4,947	115,674
LG Corp.	343	19,012
Malaysian Resources Corp. BHD	19,050	9,941
MAX India, Ltd. (I)	1,717	7,268
NWS Holdings, Ltd.	9,672	15,586
Orkla ASA	5,410	41,145
Raven Industries, Inc.	600	17,658
Reunert, Ltd.	873	7,235
Rheinmetall AG	298	13,920
Samsung Techwin Company, Ltd.	171	9,838
SembCorp Industries, Ltd.	4,000	18,417
Shanghai Industrial Holdings, Ltd.	4,000	11,851
Siemens AG	306	30,558
Siemens AG, ADR	2,430	243,365
Sime Darby BHD	9,700	31,092
SK Holdings Company, Ltd.	178	24,744
SM Investments Corp.	1,060	18,481
Smiths Group PLC	2,069	34,699
Sonae	3,327	2,219
Standex International Corp.	100	4,445

		2,975,888
Machinery - 1.9%
Aalberts Industries NV	535	9,635

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Actuant Corp., Class A (L)	500	$14,310
AG Growth International, Inc.	87	2,853
AGCO Corp. (I)	800	37,984
Aida Engineering, Ltd.	1,000	6,632
Alamo Group, Inc.	400	13,512
Albany International Corp., Class A (L)	400	8,788
Alfa Laval AB	1,396	25,389
Altra Holdings, Inc. (L)	300	5,460
American Railcar Industries, Inc. (I)	400	11,336
Andritz AG	368	20,892
Ashok Leyland, Ltd.	3,312	1,510
Atlas Copco AB, Series A	1,661	38,914
Atlas Copco AB, Series B	1,113	23,366
ATS Automation Tooling Systems, Inc. (I)	1,702	15,408
Bando Chemical Industries, Ltd.	1,000	3,470
Barnes Group, Inc.	700	17,507
Beijer Alma AB	96	1,653
Blount International, Inc. (I)	500	6,580
Bobst Group AG (I)	236	7,035
Bodycote PLC	1,394	8,823
Bradken, Ltd.	1,082	6,160
Briggs & Stratton Corp.	400	7,468
Bucher Industries AG	51	9,162
Burckhardt Compression Holding AG	20	5,952
Cargotec Corp. OYJ	270	6,365
Cascade Corp.	100	5,474
Caterpillar, Inc.	3,200	275,328
Chart Industries, Inc. (I)	600	44,310
China Automation Group, Ltd. (I)	13,000	2,643
China National Materials Company, Ltd.,
H Shares	11,000	3,090
CIRCOR International, Inc.	300	11,325
CLARCOR, Inc.	365	16,290
CNH Global NV (I)(L)	619	23,999
Colfax Corp. (I)	773	28,346
Columbus McKinnon Corp. (I)	500	7,555
Concentric AB	1,200	8,995
Conzzeta Holding AG	3	5,605
Cosco Corp. Singapore, Ltd. (L)	10,000	7,826
Crane Company	400	15,972
CSR Corp., Ltd., H Shares	6,000	3,952
Cummins, Inc.	808	74,506
Daifuku Company, Ltd.	1,500	7,482
Danieli & C Officine Meccaniche SpA	270	6,775
Deere & Company	1,900	156,731
Deutz AG (I)	380	1,709
Donaldson Company, Inc.	600	20,826
Doosan Infracore Company, Ltd. (I)	830	14,018
Dover Corp.	1,800	107,082
Eaton Corp. (L)	2,000	94,520
Ebara Corp.	4,000	16,744
EnPro Industries, Inc. (I)(L)	300	10,803
ESCO Technologies, Inc.	400	15,540
Faiveley Transport	97	6,024
FANUC Corp.	600	96,634
Federal Signal Corp. (I)	1,100	6,952
Fenner PLC	3,040	19,017
Fiat Industrial SpA	3,942	38,668
First Tractor Company, Ltd., H Shares (I)	10,000	7,669
Flowserve Corp.	500	63,870
FreightCar America, Inc.	100	1,779
Fujitec Company, Ltd.	1,000	5,844
Furukawa Company, Ltd. (I)	3,000	2,766
Gardner Denver, Inc.	500	30,205
GEA Group AG	875	26,513

103

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Georg Fischer AG (I)	30	$10,640
Gildemeister AG	397	7,057
Glory, Ltd.	500	11,667
Graco, Inc.	600	30,168
Graham Corp.	300	5,421
Greenbrier Companies, Inc. (I)(L)	300	4,842
Haldex AB	1,200	6,088
Hanjin Heavy Industries &
Construction Company, Ltd. (I)	414	4,470
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	120	856
Harsco Corp.	1,100	22,583
Heidelberger Druckmaschinen AG (I)(L)	2,635	4,021
Hitachi Construction
Machinery Company, Ltd.	400	6,468
Hitachi Koki Company, Ltd.	800	6,095
Hitachi Tool Engineering, Ltd. (I)	400	3,534
Hitachi Zosen Corp.	7,500	8,634
Hyundai Heavy Industries Company, Ltd.	170	38,100
Hyundai Mipo Dockyard	82	9,893
IDEX Corp.	500	20,885
IHI Corp.	9,000	20,050
Illinois Tool Works, Inc. (L)	2,300	136,781
IMI PLC	2,326	33,908
Ingersoll-Rand PLC	2,200	98,604
Interpump SpA	762	5,666
Invensys PLC	5,363	20,323
Iochpe-Maxion SA	800	10,497
Iseki & Company, Ltd.	3,000	7,260
ITT Corp. (L)	800	16,120
Jain Irrigation Systems, Ltd.	1,975	2,604
Jain Irrigation Systems, Ltd.	98	66
Jaya Holdings, Ltd. (I)	8,000	3,807
John Bean Technologies Corp.	343	5,601
Joy Global, Inc.	617	34,589
JTEKT Corp.	1,000	7,900
Juki Corp.	1,000	1,267
Kadant, Inc. (I)	100	2,319
Kawasaki Heavy Industries, Ltd.	7,000	13,890
Kaydon Corp.	500	11,170
Kennametal, Inc.	574	21,284
Kitz Corp.	1,000	4,290
Komatsu, Ltd.	2,900	57,055
Komori Corp.	700	3,551
Kone OYJ	614	42,582
Konecranes OYJ	207	6,028
Krones AG	110	5,891
Kubota Corp.	3,000	30,347
KUKA AG (I)	423	12,184
Kurita Water Industries, Ltd.	700	15,500
LB Foster Company, Class A	200	6,468
Lincoln Electric Holdings, Inc.	800	31,240
Lindsay Corp.	200	14,394
Lonking Holdings, Ltd. (I)	24,000	3,996
Lupatech SA (I)	100	156
Lydall, Inc. (I)	600	8,454
Makino Milling Machine Company, Ltd.	1,000	4,505
Makita Corp.	400	15,515
MAN SE	326	29,882
Meidensha Corp.	2,000	6,850
Melrose PLC	7,542	29,537
Meritor, Inc. (I)	1,100	4,664
Met-Pro Corp.	200	1,790
Metka SA	436	4,010
Metso OYJ (I)	922	33,124

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Meyer Burger Technology AG (I)(L)	313	$4,152
Middleby Corp. (I)	200	23,128
Miller Industries, Inc.	300	4,815
Minebea Company, Ltd.	2,000	6,734
Mitsubishi Heavy Industries, Ltd.	11,000	47,611
Mitsuboshi Belting Company, Ltd.	1,000	5,841
Morgan Crucible Company PLC	2,337	9,999
Mori Seiki Company, Ltd.	400	2,535
Mueller Industries, Inc.	395	17,961
Mueller Water Products, Inc., Class A	1,800	8,820
Nabtesco Corp. (L)	400	7,339
Nachi-Fujikoshi Corp.	1,000	2,893
Navistar International Corp. (I)(L)	400	8,436
NGK Insulators, Ltd.	1,000	11,970
Nippon Thompson Company, Ltd.	1,000	3,380
Nitto Kohki Company, Ltd.	300	7,090
NKT Holding A/S	153	5,285
Nordson Corp.	600	35,172
Noritake Company, Ltd.	1,000	2,510
NTN Corp.	3,000	6,029
OC Oerlikon Corp. AG (I)	1,126	10,854
OSG Corp.	400	5,544
Oshkosh Corp. (I)	900	24,687
Otto Marine, Ltd. (I)	21,000	1,519
PACCAR, Inc. (L)	1,456	58,276
Pall Corp. (L)	900	57,141
Parker Hannifin Corp.	900	75,222
Pentair, Ltd. (I)(L)	800	35,608
Pfeiffer Vacuum Technology AG	50	5,343
PMFG, Inc. (I)	100	809
Rational AG	25	6,274
Robbins & Myers, Inc.	468	27,893
Ryobi, Ltd.	1,000	2,140
Samsung Heavy Industries Company, Ltd.	740	24,894
Sandvik AB	2,650	36,108
Sauer-Danfoss, Inc.	300	12,063
Scania AB, Series B	1,474	27,136
Schindler Holding AG (Registered Shares)	88	10,875
Schweiter Technologies AG (I)	26	12,434
SembCorp Marine, Ltd.	2,000	8,063
Senior PLC	2,247	7,420
Shima Seiki Manufacturing, Ltd.	400	5,764
Sinotruk Hong Kong, Ltd.	3,000	1,744
Sintokogio, Ltd.	600	4,112
SKF AB, B Shares	2,021	43,744
SMC Corp.	200	32,217
Snap-on, Inc.	500	35,935
Spirax-Sarco Engineering PLC	456	15,420
SPX Corp.	600	39,246
Stanley Black & Decker, Inc.	1,656	126,270
STX Corp.	484	3,564
STX Engine Company, Ltd.	440	3,478
STX Offshore & Shipbuilding Company, Ltd.	430	3,421
Sulzer AG	175	25,492
Sumitomo Heavy Industries, Ltd.	4,000	13,671
Swisslog Holding AG (I)	5,374	5,769
Tecumseh Products Company, Class A (I)	100	518
Tennant Company	100	4,282
Terex Corp. (I)(L)	1,200	27,096
The Gorman-Rupp Company (L)	373	10,071
The Japan Steel Works, Ltd.	2,000	11,138
The Manitowoc Company, Inc. (L)	1,600	21,344
The Toro Company (L)	800	31,824
The Weir Group PLC	1,008	28,869
THK Company, Ltd.	600	9,143

104

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Timken Company	1,100	$40,876
Titan International, Inc.	525	9,272
Torishima Pump Manufacturing Company, Ltd.	200	1,412
Toromont Industries, Ltd.	500	10,619
Trelleborg AB, Series B	939	10,595
Trimas Corp. (I)	500	12,055
Trinity Industries, Inc.	1,000	29,970
Tsubakimoto Chain Company, Ltd.	1,000	5,788
Union Tool Company, Ltd.	100	1,581
United Tractors Tbk PT	5,053	10,864
Vallourec SA	550	23,346
Valmont Industries, Inc.	200	26,300
Volvo AB, Series A	2,331	32,841
Volvo AB, Series B	5,241	73,795
Vossloh AG	56	5,163
Wabtec Corp.	400	32,116
Wacker Neuson SE	190	2,684
Wartsila OYJ	1,392	48,377
Watts Water Technologies, Inc., Class A	600	22,698
WEG SA	1,400	16,312
Weichai Power Company, Ltd., H Shares	1,200	3,670
Woodward, Inc.	900	30,582
Xylem, Inc.	1,692	42,554
Yangzijiang Shipbuilding Holdings, Ltd.	14,000	11,116
Zardoya Otis SA	1,278	15,047
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares	4,200	4,741

		4,337,201
Marine - 0.1%
A P Moller Maersk A/S, Series A	6	43,007
China COSCO Holdings Company, Ltd.,
H Shares (I)	18,500	7,543
China Shipping Development Company, Ltd.,
H Shares	10,000	4,131
Cia Sud Americana de Vapores SA (I)	7,688	768
D/S Norden A/S	64	1,709
DFDS A/S	36	1,732
Genco Shipping & Trading, Ltd. (I)	300	1,104
Golden Ocean Group, Ltd. (I)	4,000	2,847
Grindrod, Ltd.	3,074	5,244
Hanjin Shipping Company, Ltd. (I)	826	9,938
Hanjin Shipping Holdings Company, Ltd. (I)	98	632
Hyundai Merchant Marine Company, Ltd. (I)	144	3,424
Iino Kaiun Kaisha, Ltd.	1,300	4,453
International Shipholding Corp.	200	3,374
Kawasaki Kisen Kaisha, Ltd. (I)	5,000	6,273
Kirby Corp. (I)	600	33,168
Korea Line Corp. (I)	33	123
Kuehne & Nagel International AG	166	18,783
Malaysian Bulk Carriers BHD	1,700	766
Matson, Inc. (L)	400	8,364
Mermaid Marine Australia, Ltd.	601	1,920
MISC BHD (I)	6,240	8,665
Mitsui O.S.K. Lines, Ltd.	7,000	16,308
Neptune Orient Lines, Ltd. (I)	7,000	6,417
Nippon Yusen KK (L)	11,000	19,434
Orient Overseas International, Ltd.	1,500	8,235
Pacific Basin Shipping, Ltd. (I)	14,000	6,370
Shun Tak Holdings, Ltd. (I)	16,500	6,364
Sinotrans Shipping, Ltd. (I)	15,500	3,489
STX Pan Ocean Company, Ltd.	870	2,888
Trada Maritime Tbk PT (I)	99,000	7,930
Trencor, Ltd.	1,264	8,120
U-Ming Marine Transport Corp.	4,000	6,383

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Marine (continued)
Wan Hai Lines, Ltd. (I)	8,820	$4,930
Wilh Wilhelmsen Holding ASA, Class A	150	3,643

		268,479
Professional Services - 0.4%
Acacia Research Corp. (I)	313	8,579
Adcorp Holdings, Ltd.	858	2,885
Adecco SA (I)	866	41,339
AF AB	518	11,595
ALS, Ltd.	3,230	28,581
Barrett Business Services, Inc.	312	8,455
Brunel International NV	211	9,238
Bureau Veritas SA	188	19,297
Capita PLC	2,953	36,999
CBIZ, Inc. (I)	900	5,418
CDI Corp.	200	3,406
CRA International, Inc. (I)	300	5,184
Equifax, Inc.	1,200	55,896
Experian PLC	5,013	83,419
Exponent, Inc. (I)	200	11,418
FTI Consulting, Inc. (I)	400	10,672
GP Strategies Corp. (I)	499	9,641
Hays PLC	14,281	17,836
Heidrick & Struggles International, Inc.	300	3,822
Hill International, Inc. (I)	800	3,488
Hudson Global, Inc. (I)	200	892
Huron Consulting Group, Inc. (I)	300	10,446
ICF International, Inc. (I)	200	4,020
IHS, Inc., Class A (I)	500	48,675
Insperity, Inc.	300	7,569
Intertek Group PLC	908	40,251
Kelly Services, Inc., Class A	400	5,040
Kforce, Inc. (I)	400	4,716
Korn/Ferry International (I)	800	12,264
Manpower, Inc.	727	26,754
McMillan Shakespeare, Ltd.	251	3,168
Meitec Corp.	500	11,369
Michael Page International PLC	1,081	6,229
Morneau Shepell, Inc.	300	3,860
Navigant Consulting Company (I)(L)	1,000	11,050
Nielsen Holdings NV (I)	1,900	56,962
On Assignment, Inc. (I)	600	11,952
Poyry OYJ	603	2,638
Proffice AB	946	3,317
Randstad Holdings NV	513	17,097
Resources Connection, Inc.	700	9,177
Robert Half International, Inc.	800	21,304
RPX Corp. (I)	400	4,484
Seek, Ltd.	1,533	10,843
SGS SA	23	47,243
Stantec, Inc.	200	6,815
Sthree PLC	2,216	10,188
Teleperformance SA	626	17,967
The Advisory Board Company (I)	200	9,566
The Corporate Executive Board Company	400	21,452
The Dun & Bradstreet Corp.	300	23,886
Towers Watson & Company, Class A	700	37,135
TrueBlue, Inc. (I)	500	7,860
USG People NV	994	7,553
Verisk Analytics, Inc., Class A (I)	1,000	47,610
Volt Information Sciences, Inc. (I)	500	3,225
VSE Corp.	100	2,449
W.S. Atkins PLC	1,648	19,421

		973,615

105

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail - 0.7%
All America Latina Logistica SA	3,400	$14,055
Amerco, Inc.	150	15,954
Arkansas Best Corp.	300	2,376
Asciano, Ltd.	5,940	26,679
Avis Budget Group, Inc. (I)	1,500	23,070
Canadian National Railway Company	1,100	97,334
Canadian Pacific Railway, Ltd.	1,100	91,292
Celadon Group, Inc.	300	4,821
Central Japan Railway Company, Ltd.	400	35,087
ComfortDelGro Corp., Ltd.	13,000	18,139
Con-way, Inc.	800	21,896
Container Corp of India	286	5,247
CSX Corp.	5,073	105,265
Dollar Thrifty Automotive Group, Inc. (I)	200	17,386
DSV A/S, ADR	974	21,917
East Japan Railway Company	1,000	66,227
Evergreen International Storage
& Transport Corp.	6,000	4,044
FirstGroup PLC	4,847	18,821
Genesee & Wyoming, Inc., Class A (I)(L)	300	20,058
Go-Ahead Group PLC	280	5,938
Hankyu Hanshin Holdings, Inc.	5,000	26,986
Hertz Global Holdings, Inc. (I)	3,900	53,547
Hitachi Transport System, Ltd.	600	10,068
J.B. Hunt Transport Services, Inc.	700	36,428
Kansas City Southern	1,200	90,936
Keikyu Corp.	2,000	18,858
Keio Corp. (L)	2,000	15,065
Keisei Electric Railway Company, Ltd.	2,000	18,062
Kintetsu Corp. (L)	6,000	23,519
Landstar System, Inc.	400	18,912
Localiza Rent a Car SA	600	10,536
Marten Transport, Ltd.	400	7,028
MTR Corp., Ltd.	4,659	17,660
Nagoya Railroad Company, Ltd.	4,000	10,886
Nankai Electric Railway Company, Ltd.	3,000	13,552
National Express Group PLC	3,933	13,356
Nippon Express Company, Ltd.	4,000	15,165
Nishi-Nippon Railroad Company, Ltd.	3,000	12,974
Norfolk Southern Corp.	1,828	116,316
Northgate PLC	771	3,000
Odakyu Electric Railway Company, Ltd.	3,000	31,553
Old Dominion Freight Line, Inc. (I)	1,332	40,173
P.A.M. Transportation Services, Inc.	300	2,990
QR National, Ltd.	540	1,903
RailAmerica, Inc. (I)	505	13,872
Ryder Systems, Inc.	400	15,624
Saia, Inc. (I)	300	6,042
Sankyu, Inc.	3,000	11,333
Senko Company, Ltd.	1,000	4,343
Shin-Keisei Electric Railway Company, Ltd.	1,000	4,534
SMRT Corp., Ltd.	4,000	5,458
Sotetsu Holdings, Inc.	3,000	10,053
Stagecoach Group PLC	2,185	9,922
Tegma Gestao Logistica	700	11,557
Tobu Railway Company, Ltd.	5,000	26,901
Tokyu Corp.	4,000	19,114
TransForce, Inc.	1,100	19,469
Transport International Holdings, Ltd.	2,800	5,554
Union Pacific Corp.	2,300	273,010
Universal Truckload Services, Inc.	100	1,597
USA Truck, Inc. (I)	200	728
Werner Enterprises, Inc. (L)	900	19,233

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
West Japan Railway Company	400	$17,068

		1,700,491
Trading Companies & Distributors - 0.6%
Aceto Corp.	700	6,615
Adani Enterprises, Ltd.	790	3,009
AddTech AB	180	4,892
Aircastle, Ltd.	1,100	12,463
AKR Corporindo Tbk PT	14,500	6,399
Alesco Corp., Ltd.	615	1,250
Applied Industrial Technologies, Inc.	500	20,715
Ashtead Group PLC	2,287	11,977
B&B Tools AB	25	191
Barloworld, Ltd.	2,065	17,856
BayWa AG	220	8,681
BE Group AB	1,490	3,876
Beacon Roofing Supply, Inc. (I)(L)	500	14,250
BlueLinx Holdings, Inc. (I)	557	1,303
Brenntag AG	143	18,329
Bunzl PLC	2,935	52,655
CAI International, Inc. (I)	502	10,301
Citic Resources Holdings, Ltd. (I)	11,500	1,521
Cramo OYJ	622	6,491
Daewoo International Corp.	296	11,150
DXP Enterprises, Inc. (I)	200	9,554
Emeco Holdings, Ltd.	4,324	3,258
Eqstra Holdings, Ltd.	4,732	3,692
Fastenal Company (L)	1,500	64,485
Finning International, Inc.	900	21,825
G & L Beijer AB	110	1,811
GATX Corp. (L)	400	16,976
Grafton Group PLC	1,533	6,672
H&E Equipment Services, Inc.	470	5,696
Hanwa Company, Ltd.	2,000	6,941
Inabata & Company, Ltd.	1,600	10,369
ITOCHU Corp. (L)	6,300	63,817
Jacquet Metal Service	172	1,875
Japan Pulp & Paper Company, Ltd.	1,000	3,360
Kaman Corp.	200	7,172
Kanematsu Corp. (I)	5,000	5,826
Kloeckner & Company SE (I)	742	7,105
Kuroda Electric Company, Ltd.	300	3,634
Lavendon Group PLC	5,310	12,869
Lawson Products, Inc.	300	2,076
LG International Corp.	310	12,930
Marubeni Corp.	5,000	31,882
Mitsubishi Corp. (L)	6,200	112,637
Mitsui & Company, Ltd.	1,300	18,277
Mitsui & Company, Ltd., ADR	300	83,841
MSC Industrial Direct Company, Inc., Class A	300	20,238
Nagase & Company, Ltd.	1,000	11,142
Noble Group, Ltd.	16,000	17,178
PaperlinX, Ltd. (I)	2,943	185
Ramirent OYJ	637	5,136
Reece Australia, Ltd.	862	18,515
Rexel SA	856	17,260
Rush Enterprises, Inc., Class A (I)	500	9,630
Russel Metals, Inc.	1,100	30,792
Samsung C&T Corp.	554	32,633
Schouw & Company A/S	100	2,241
Seven Group Holdings, Ltd.	755	5,274
SIG PLC	6,281	10,054
SK Networks Company, Ltd.	860	7,898
Sumitomo Corp.	4,100	55,285
Superior Plus Corp.	700	6,480

106

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
TAL International Group, Inc. (L)	700	$23,786
Textainer Group Holdings, Ltd.	600	18,330
Titan Machinery, Inc. (I)	400	8,112
Toyota Tsusho Corp.	1,000	21,370
Travis Perkins PLC	1,035	17,451
United Rentals, Inc. (I)(L)	1,104	36,112
W.W. Grainger, Inc. (L)	267	55,635
Watsco, Inc. (L)	400	30,316
WESCO International, Inc. (I)	400	22,880
Wolseley PLC	1,964	84,038

		1,300,475
Transportation Infrastructure - 0.2%
Abertis Infraestructuras SA	2,080	30,694
Airports of Thailand PCL	6,000	15,497
Anhui Expressway Company, Ltd., H Shares	4,000	1,720
Ansaldo STS SpA	546	4,479
Atlantia SpA	1,339	20,838
Auckland International Airport, Ltd.	8,072	17,532
Australian Infrastructure Fund	5,379	16,836
BBA Aviation PLC	4,353	13,898
Beijing Capital International Airport
Company, Ltd., H Shares	26,000	17,406
CCR SA	2,900	26,250
China Merchants Holdings
International Company, Ltd.	6,458	19,857
COSCO Pacific, Ltd.	8,000	11,222
Ecorodovias Infraestrutura e Logistica SA	1,500	13,060
Flughafen Wien AG	263	12,213
Flughafen Zuerich AG	34	13,965
Groupe Eurotunnel SA	3,239	22,862
Grupo Aeroportuario del Sureste SAB
de CV, ADR	160	14,176
Hamburger Hafen und Logistik AG	130	3,382
Hopewell Highway Infrastructure, Ltd.	12,600	6,537
Jasa Marga Tbk PT	18,000	10,981
Jiangsu Expressway, Ltd., H Shares	10,000	8,368
Kamigumi Company, Ltd.	3,000	24,698
Koninklijke Vopak NV	230	16,174
LLX Logistica SA (I)	587	834
Macquarie Korea Infrastructure Fund	1,650	9,645
Malaysia Airports Holdings BHD	3,300	6,001
Mitsubishi Logistics Corp.	1,000	11,897
Mitsui-Soko Company, Ltd.	1,000	3,378
Nissin Corp.	3,000	7,898
Novorossiysk Commercial Sea Trade Port
PJSC, GDR	448	3,024
Obrascon Huarte Lain Brasil SA	1,000	9,175
Port of Tauranga, Ltd.	651	6,843
Santos Brasil Participacoes SA	600	8,583
SATS, Ltd.	3,920	8,556
Sociedad Matriz SAAM SA (I)	8,586	923
TAV Havalimanlari Holding AS (I)	958	4,749
Transurban Group	4,457	27,687
Veripos, Inc. (I)	152	424
Yuexiu Transport Infrastructure, Ltd.	5,640	2,640
Zhejiang Expressway Company, Ltd., H Shares	12,000	8,346

		463,248

		20,849,838
Information Technology - 9.4%
Communications Equipment - 0.9%
Accton Technology Corp.	15,535	8,347
ADTRAN, Inc. (L)	500	8,640
ADVA AG Optical Networking (I)	1,343	8,587

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Aiphone Company, Ltd.	400	$8,296
Alcatel-Lucent (I)(L)	11,778	13,048
Alcatel-Lucent, ADR (I)	1,300	1,430
Anaren, Inc. (I)	300	5,997
Arris Group, Inc. (I)	950	12,151
Aruba Networks, Inc. (I)	900	20,237
Ascom Holding AG (I)	647	4,887
Aviat Networks, Inc. (I)	800	1,904
Axis Communications AB	628	15,583
Beijing Enterprises Water Group, Ltd.	12,000	2,868
Bel Fuse, Inc., Class B	300	5,604
Black Box Corp. (L)	200	5,102
Brocade Communications Systems, Inc. (I)	4,000	23,660
BYD Electronic International Company, Ltd.	7,000	1,489
CalAmp Corp. (I)	821	6,740
Calix, Inc. (I)(L)	600	3,840
Ceragon Networks, Ltd. (I)	362	2,052
Cisco Systems, Inc.	30,950	590,836
Comba Telecom Systems Holdings, Ltd. (I)	12,000	3,988
Comtech Telecommunications Corp. (L)	200	5,528
CyberTAN Technology, Inc.	5,000	4,013
D-Link Corp.	7,980	4,858
Digi International, Inc. (I)	500	5,080
DragonWave, Inc. (I)	700	1,574
EchoStar Corp., Class A (I)	500	14,330
Eltek ASA (I)	1,541	1,053
Emulex Corp. (I)	1,300	9,373
EVS Broadcast Equipment SA	233	12,876
Exfo, Inc. (NASDAQ Exchange) (I)	55	272
Extreme Networks, Inc. (I)	1,700	5,678
F5 Networks, Inc. (I)	500	52,350
Finisar Corp. (I)(L)	600	8,580
Gemtek Technology Corp. (I)	5,252	5,570
Gigaset AG (I)	1,047	1,733
Globecomm Systems, Inc. (I)(L)	400	4,460
Grupo Ezentis SA (I)	7,249	1,639
Harmonic, Inc. (I)	1,700	7,718
Harris Corp.	1,000	51,220
HTC Corp.	2,661	25,725
ICOM, Inc.	300	7,249
Infinera Corp. (I)(L)	900	4,932
Ixia (I)	800	12,856
JDS Uniphase Corp. (I)	1,500	18,578
Juniper Networks, Inc. (I)	3,800	65,018
KVH Industries, Inc. (I)	200	2,698
Loral Space & Communications, Inc.	200	14,220
Motorola Solutions, Inc.	1,361	68,799
NETGEAR, Inc. (I)(L)	500	19,070
Nokia OYJ (L)	11,802	30,399
Nokia OYJ, ADR (L)	6,154	15,816
Oplink Communications, Inc. (I)	300	4,962
Pace PLC	2,180	5,608
Plantronics, Inc.	300	10,599
Polycom, Inc. (I)	1,300	12,831
QUALCOMM, Inc.	7,200	449,928
Research In Motion, Ltd. (I)	2,300	17,593
Riverbed Technology, Inc. (I)	1,000	23,270
Sandvine Corp. (I)	1,900	2,319
Sonus Networks, Inc. (I)	200	376
Spirent Communications PLC	3,276	8,178
Sycamore Networks, Inc.	470	7,238
Symmetricom, Inc. (I)	900	6,273
TCL Communication
Technology Holdings, Ltd.	10,000	3,627
Telefonaktiebolaget LM Ericsson, A Shares	336	3,005

107

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Telefonaktiebolaget LM Ericsson, ADR	2,500	$22,825
Telefonaktiebolaget LM Ericsson, B Shares	10,303	93,973
Tellabs, Inc.	5,200	18,408
Telular Corp.	700	6,930
TKH Group NV	170	3,555
Unizyx Holding Corp.	6,000	2,938
ViaSat, Inc. (I)(L)	400	14,952
VTech Holdings, Ltd.	1,000	12,229
Wi-LAN, Inc.	1,000	5,625
Wistron NeWeb Corp.	2,203	4,078
Zinwell Corp.	4,000	4,006
ZTE Corp., H Shares	3,520	5,604

		1,989,481
Computers & Peripherals - 2.1%
3D Systems Corp. (I)(L)	400	13,140
Acer, Inc. (I)	10,287	10,064
AmTRAN Technology Company, Ltd.	9,687	7,603
Apple, Inc.	5,000	3,336,300
Asia Vital Components Company Ltd.	1,048	543
Asustek Computer, Inc.	3,011	32,535
Avid Technology, Inc. (I)	800	7,568
Bull SA (I)	1,340	4,506
Catcher Technology Company, Ltd.	1,720	8,099
Clevo Company	5,000	7,332
CMC Magnetics Corp. (I)	50,000	8,497
Compal Electronics, Inc.	16,575	14,904
Cray, Inc. (I)	400	5,080
Dell, Inc.	7,627	75,202
Diebold, Inc.	574	19,350
Eizo Nanao Corp.	100	1,773
Electronics for Imaging, Inc. (I)	500	8,305
EMC Corp. (I)	8,495	231,659
Foxconn Technology Company, Ltd.	4,298	16,598
Fujitsu, Ltd. (L)	7,000	26,260
Gemalto NV (L)	759	66,858
Gigastorage Corp.	6,895	5,286
Hewlett-Packard Company	12,056	205,675
Imation Corp. (I)(L)	600	3,354
Immersion Corp. (I)	300	1,641
Intermec, Inc. (I)	1,300	8,073
Intevac, Inc. (I)	131	800
Inventec Corp.	21,337	8,413
Lenovo Group, Ltd.	28,000	23,187
Lexmark International, Inc., Class A	765	17,021
Lite-On Technology Corp.	14,447	18,657
Logitech International SA (I)(L)	1,458	13,363
Megachips Corp.	600	13,256
Micro-Star International Company, Ltd.	7,642	3,731
Mitac International Corp.	14,559	5,593
NCR Corp. (I)	1,479	34,475
NEC Corp. (I)(L)	15,000	23,703
NetApp, Inc. (I)	1,551	50,997
Novatel Wireless, Inc. (I)	600	1,188
Pegatron Corp.	10,642	13,765
Psion PLC (I)	5,211	7,398
Qisda Corp. (I)	11,000	2,485
QLogic Corp. (I)	1,000	11,420
Quanta Computer, Inc.	8,080	21,360
Rimage Corp.	200	1,350
Ritek Corp. (I)	45,359	5,991
SanDisk Corp. (I)	1,500	65,145
Seagate Technology PLC	4,100	127,100
Silicon Graphics International Corp. (I)(L)	600	5,460
STEC, Inc. (I)(L)	700	4,725

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Stratasys, Inc. (I)	119	$6,474
Super Micro Computer, Inc. (I)	200	2,406
Synaptics, Inc. (I)	500	12,010
Toshiba Corp.	11,000	35,200
Wacom Company, Ltd.	3	7,235
Western Digital Corp.	2,800	108,444
Wincor Nixdorf AG	298	11,671
Wistron Corp.	14,360	17,248

		4,807,476
Electrical Equipment - 0.0%
SMA Solar Technology AG	59	2,065
Solarworld AG	724	1,426

		3,491
Electronic Equipment, Instruments & Components - 0.9%
Agilysys, Inc. (I)	300	2,580
Alps Electric Company, Ltd.	1,200	6,205
Amphenol Corp., Class A (L)	965	56,819
Anixter International, Inc. (L)	300	17,238
Anritsu Corp.	1,000	12,958
Arrow Electronics, Inc. (I)	900	30,339
AU Optronics Corp. (I)	11,000	3,923
AU Optronics Corp., ADR (I)	4,523	15,740
Avnet, Inc. (I)	1,200	34,908
AVX Corp.	1,300	12,467
Badger Meter, Inc. (L)	200	7,278
Barco NV	80	5,443
Benchmark Electronics, Inc. (I)	700	10,689
Brightpoint, Inc. (I)	1,000	8,980
Canon Electronics, Inc.	200	4,403
Career Technology MFG. Company, Ltd.	3,000	4,071
Celestica, Inc. (I)	1,400	10,011
Checkpoint Systems, Inc. (I)	600	4,968
Cheng Uei Precision Industry Company, Ltd.	5,253	12,517
Chimei Innolux Corp. (I)	34,489	12,459
Chin-Poon Industrial Company, Ltd.	9,000	10,607
China Aerospace International Holdings, Ltd.	76,000	5,387
Chroma ATE, Inc.	2,080	4,370
Chunghwa Picture Tubes, Ltd. (I)	29,162	837
Citizen Holdings Company, Ltd.	1,800	9,095
Cognex Corp.	400	13,832
Coherent, Inc. (I)	260	11,924
Compeq Manufactuing Company	5,000	2,249
Corning, Inc.	9,800	128,870
CTS Corp.	400	4,028
Daeduck Electronics Company	100	961
Daiwabo Holdings Company, Ltd.	5,000	9,413
Daktronics, Inc.	800	7,608
Datalogic SpA	499	4,234
DataTec, Ltd. (I)	2,172	13,739
Delta Electronics, Inc.	6,241	24,042
Digital China Holdings, Ltd.	6,000	9,533
Diploma PLC	2,172	16,680
Dolby Laboratories, Inc., Class A (I)(L)	500	16,375
Domino Printing Sciences PLC	631	5,645
DTS, Inc. (I)(L)	353	8,218
Electro Rent Corp.	500	8,845
Electro Scientific Industries, Inc.	400	4,888
Electrocomponents PLC	2,084	6,759
Elite Material Company	5,123	5,358
Everlight Electronics Company, Ltd.	3,000	4,828
Evertz Technologies, Ltd.	154	2,162
FEI Company	500	26,750
FLIR Systems, Inc. (L)	1,079	21,553

108

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
FUJIFILM Holdings Corp. (L)	2,100	$35,164
GSI Group, Inc. (I)	459	4,090
Halma PLC	2,484	17,029
HannStar Display Corp. (I)	45,000	4,480
Hexagon AB	1,811	38,974
Hirose Electric Company, Ltd. (L)	100	11,141
Hitachi, Ltd.	1,000	5,557
Hitachi, Ltd., ADR (L)	1,400	77,700
Holy Stone Enterprise Company, Ltd.	7,643	6,723
Hon Hai Precision Industry Company, Ltd.	31,018	96,064
Horiba, Ltd.	400	11,760
Hosiden Corp.	1,100	6,095
Hoya Corp.	1,200	26,356
Ibiden Company, Ltd.	900	13,144
Inficon Holding AG (I)	15	3,174
Ingenico SA	279	14,356
Ingram Micro, Inc., Class A (I)	1,050	15,992
Insight Enterprises, Inc. (I)	400	6,992
Inspur International, Ltd.	45,000	1,246
IPG Photonics Corp. (I)(L)	400	22,920
Itron, Inc. (I)(L)	600	25,890
Jabil Circuit, Inc.	2,000	37,440
Jenoptik AG	706	5,364
Ju Teng International Holdings, Ltd.	10,000	4,164
Keyence Corp.	220	56,202
Kingboard Chemical Holdings, Ltd.	4,500	10,725
Kingboard Laminates Holdings, Ltd.	16,000	6,624
Koa Corp.	800	6,803
Kudelski SA (I)	786	8,865
Kyocera Corp. (L)	600	51,894
Laird PLC	1,534	5,588
Largan Precision Company, Ltd.	1,020	21,019
LEM Holding SA	8	4,033
LG Display Company, Ltd. (I)	1,140	28,860
LG Display Company, Ltd., ADR (I)	1,100	13,827
LG Innotek Company, Ltd. (I)	123	8,910
Littelfuse, Inc. (L)	300	16,962
Measurement Specialties, Inc. (I)	300	9,894
Mercury Computer Systems, Inc. (I)	500	5,310
Methode Electronics, Inc.	400	3,884
Micronic Laser Systems AB (I)	2,274	3,583
Mitsumi Electric Company, Ltd. (I)	800	4,273
Molex, Inc.	900	23,652
Molex, Inc., Class A	500	10,860
MTS Systems Corp. (L)	200	10,710
Multi-Fineline Electronix, Inc. (I)	300	6,765
Murata Manufacturing Company, Ltd.	600	31,918
Nan Ya Printed Circuit Board Corp.	2,000	3,249
National Instruments Corp.	850	21,395
Newport Corp. (I)	400	4,424
Nichicon Corp.	100	695
Nihon Dempa Kogyo Company, Ltd.	200	2,235
Nippon Ceramic Company, Ltd.	100	1,252
Nippon Chemi-Con Corp. (I)	1,000	1,664
Nippon Electric Glass Company, Ltd.	2,000	10,970
OKI Electric Industry Company, Ltd. (I)	3,000	3,418
Omron Corp.	1,000	19,204
OSI Systems, Inc. (I)	400	31,136
Pan-International Industrial (I)	5,000	4,966
PAR Technology Corp. (I)	200	1,090
Park Electrochemical Corp.	400	9,932
Phoenix Mecano AG	4	1,924
Plexus Corp. (I)	500	15,145
Power-One, Inc. (I)	1,200	6,720

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Premier Farnell PLC	4,968	$13,825
Pulse Electronics Corp. (I)	800	656
Radisys Corp. (I)	200	720
RealD, Inc. (I)	7	63
Richardson Electronics, Ltd.	300	3,561
Rofin-Sinar Technologies, Inc. (I)	100	1,973
Rogers Corp. (I)(L)	300	12,708
Samsung Electro-Mechanics Company, Ltd.	285	24,543
Samsung SDI Company, Ltd.	204	28,912
Sanmina-SCI Corp. (I)	1,300	11,037
ScanSource, Inc. (I)	300	9,606
SMK Corp.	1,000	2,754
Spectris PLC	1,524	42,552
Star Micronics Company, Ltd.	1,000	9,605
SYNNEX Corp. (I)(L)	700	22,806
Synnex Technology International Corp.	6,045	13,660
Taiyo Yuden Company, Ltd.	900	7,580
TDK Corp.	669	24,579
TE Connectivity, Ltd.	1,877	63,837
Tech Data Corp. (I)	400	18,120
Topcon Corp. (L)	200	1,075
Trimble Navigation, Ltd. (I)	800	38,128
TTM Technologies, Inc. (I)	1,300	12,259
Unimicron Technology Corp.	12,000	14,249
Vaisala OYJ	274	5,626
Venture Corp., Ltd.	2,000	13,104
Vishay Intertechnology, Inc. (I)(L)	1,500	14,745
Vishay Precision Group, Inc. (I)	250	3,495
WPG Holdings Company, Ltd.	6,429	8,518
Yageo Corp. (I)	19,000	5,776
Young Fast Optoelectronics Company, Ltd.	1,099	2,648

		2,077,901
Internet Software & Services - 0.9%
Akamai Technologies, Inc. (I)	1,019	38,987
Ancestry.com, Inc. (I)(L)	200	6,016
AOL, Inc. (I)	1,566	55,170
Blucora, Inc. (I)	300	5,343
comScore, Inc. (I)	500	7,625
CoStar Group, Inc. (I)	221	18,020
DealerTrack Holdings, Inc. (I)	400	11,140
Dena Company, Ltd.	400	13,167
Dice Holdings, Inc. (I)(L)	1,000	8,420
Digital River, Inc. (I)	600	9,996
EarthLink, Inc.	800	5,696
eBay, Inc. (I)	6,200	300,142
Equinix, Inc. (I)	554	114,152
Google, Inc., Class A (I)	1,100	829,950
IAC/InterActiveCorp	600	31,236
Internap Network Services Corp. (I)	800	5,640
Limelight Networks, Inc. (I)(L)	2,200	5,148
Liquidity Services, Inc. (I)(L)	500	25,105
LogMeIn, Inc. (I)	200	4,486
Monster Worldwide, Inc. (I)(L)	1,600	11,728
Move, Inc. (I)	625	5,388
Net Entertainment NE AB (I)	203	2,188
NHN Corp.	96	25,028
NIC, Inc.	800	11,840
Open Text Corp. (I)	400	22,057
Opera Software ASA	999	6,365
Perficient, Inc. (I)	500	6,035
QuinStreet, Inc. (I)(L)	500	4,195
Rackspace Hosting, Inc. (I)	800	52,872
RealNetworks, Inc. (I)	700	5,824

109

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Saba Software, Inc. (I)	800	$7,992
support.com, Inc. (I)	600	2,538
TechTarget, Inc. (I)	289	1,708
Telecity Group PLC	1,389	20,106
Tencent Holdings, Ltd.	2,800	95,157
Tiscali SpA (I)	46,781	2,553
United Internet AG	711	14,507
United Online, Inc.	1,300	7,176
Unwired Planet, Inc. (I)	1,269	2,436
ValueClick, Inc. (I)	900	15,471
VeriSign, Inc. (I)(L)	900	43,821
VistaPrint NV (I)	329	11,235
Web.com Group, Inc. (I)	700	12,565
WebMD Health Corp. (I)	400	5,612
XO Group, Inc. (I)	300	2,505
Yahoo Japan Corp.	42	15,992
Yahoo!, Inc. (I)	6,103	97,495
Zix Corp. (I)	200	574

		2,008,402
IT Services - 1.5%
Accenture PLC, Class A	2,500	175,075
Acxiom Corp. (I)	900	16,443
Alliance Data Systems Corp. (I)	300	42,585
Alten SA	166	5,309
Altran Technologies SA (I)	1,410	9,293
Amadeus IT Holding SA, A Shares	1,481	34,577
Amdocs, Ltd.	1,400	46,186
Anite PLC	600	1,226
Atea ASA	1,060	10,417
AtoS	208	14,529
Automatic Data Processing, Inc.	2,126	124,711
Bechtle AG	182	7,017
Broadridge Financial Solutions, Inc.	1,200	27,996
CACI International, Inc., Class A (I)(L)	300	15,537
Cap Gemini SA	967	41,057
Cardtronics, Inc. (I)	200	5,956
Cass Information Systems, Inc.	110	4,617
CGI Group, Inc. (I)	1,200	32,225
CIBER, Inc. (I)	1,400	4,858
Cielo SA	1,800	44,919
Cognizant Technology
Solutions Corp., Class A (I)	1,100	76,912
Computacenter PLC	1,000	6,141
Computer Sciences Corp.	1,400	45,094
Computershare, Ltd.	1,852	15,886
Convergys Corp.	1,600	25,072
CoreLogic, Inc. (I)	1,400	37,142
CSE Global, Ltd.	12,000	8,499
CSG Systems International, Inc. (I)	400	8,996
DST Systems, Inc.	400	22,624
Euronet Worldwide, Inc. (I)	830	15,596
ExlService Holdings, Inc. (I)	284	8,378
Fidelity National Information Services, Inc.	2,900	90,538
Fiserv, Inc. (I)	1,347	99,718
FleetCor Technologies, Inc. (I)	500	22,400
Forrester Research, Inc.	300	8,631
Gartner, Inc. (I)	800	36,872
Genpact, Ltd.	2,400	40,032
Global Cash Access Holdings, Inc. (I)	1,000	8,050
Global Payments, Inc.	500	20,915
Groupe Steria SA	723	10,107
HCL Infosystems, Ltd.	2,958	2,419
HCL Technologies, Ltd.	1,025	11,159
Heartland Payment Systems, Inc.	500	15,840

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Hi Sun Technology China, Ltd. (I)	15,000	$1,508
HIQ International AB (I)	1,776	9,355
iGATE Corp. (I)	650	11,811
Indra Sistemas SA (L)	937	9,077
Infosys, Ltd.	200	9,573
Infosys, Ltd., ADR (L)	825	40,046
International Business Machines Corp.	4,500	933,525
Iress, Ltd.	112	857
IT Holdings Corp.	300	3,888
Jack Henry & Associates, Inc.	900	34,110
Lender Processing Services, Inc.	800	22,312
Lionbridge Technologies, Inc. (I)	600	2,112
Mantech International Corp., Class A (L)	300	7,200
Mastercard, Inc., Class A	400	180,592
ModusLink Global Solutions, Inc. (I)	200	738
MoneyGram International, Inc. (I)	175	2,615
Mphasis, Ltd.	1,153	8,841
NET One Systems Company, Ltd.	600	7,554
NeuStar, Inc., Class A (I)	675	27,020
Nomura Research Institute, Ltd.	600	12,285
NS Solutions Corp.	300	6,323
NTT Data Corp.	4	12,484
Online Resources Corp. (I)	800	2,344
Ordina NV (I)	210	276
Otsuka Corp.	100	8,930
Panasonic Information Systems	100	2,405
Paychex, Inc. (L)	1,665	55,428
Rolta India, Ltd.	3,026	4,160
SAIC, Inc.	3,375	40,635
SMS Management & Technology, Ltd.	1,494	9,739
Syntel, Inc.	500	31,205
Tata Consultancy Services, Ltd.	1,202	29,434
Teradata Corp. (I)	1,000	75,410
The Hackett Group, Inc. (I)	1,000	4,180
The Western Union Company (L)	3,834	69,855
Tieto OYJ	537	9,295
TKC Corp.	200	4,073
TNS, Inc. (I)	400	5,980
Total Systems Services, Inc.	1,500	35,550
Travelsky Technology, Ltd., H Shares	12,000	6,363
Unisys Corp. (I)	500	10,410
VeriFone Systems, Inc. (I)	692	19,272
Virtusa Corp. (I)	200	3,554
Visa, Inc., Class A	2,800	375,984
Wipro, Ltd.	661	4,780
Wipro, Ltd., ADR (L)	1,666	14,911
Wire Card AG (I)	551	12,657
Wright Express Corp. (I)	300	20,916
Xchanging PLC (I)	4,028	7,434

		3,510,560
Office Electronics - 0.1%
Ability Enterprise Company, Ltd.	2,000	1,806
Brother Industries, Ltd.	1,000	9,268
CANON, Inc. (L)	3,000	96,030
Konica Minolta Holdings, Inc.	4,000	30,722
Neopost SA	327	18,088
Ricoh Company, Ltd. (L)	4,000	33,741
Riso Kagaku Corp.	200	3,479
Toshiba TEC Corp.	1,000	4,406
Xerox Corp.	10,459	76,769
Zebra Technologies Corp., Class A (I)	500	18,770

		293,079

110

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Energy Industries, Inc. (I)	400	$4,928
Advanced Micro Devices, Inc. (I)(L)	4,400	14,828
Advanced Semiconductor Engineering, Inc.	14,060	10,756
Advantest Corp.	700	9,093
Aixtron SE NA	785	10,466
Altera Corp.	1,600	54,376
Amkor Technology, Inc. (I)(L)	2,800	12,320
Analog Devices, Inc.	2,020	79,164
Applied Materials, Inc. (L)	6,200	69,223
Applied Micro Circuits Corp. (I)	900	4,554
ARM Holdings PLC, ADR (L)	1,516	42,418
ASM International NV	872	29,390
ASM Pacific Technology, Ltd.	1,100	13,005
ASML Holding NV (I)	2,340	125,440
Atmel Corp. (I)	3,600	18,936
ATMI, Inc. (I)	400	7,428
Austriamicrosystems AG	167	16,711
Avago Technologies, Ltd.	1,581	55,122
AXT, Inc. (I)	800	2,704
BE Semiconductor Industries NV	812	5,869
Broadcom Corp., Class A (I)	2,200	76,076
Brooks Automation, Inc. (L)	1,100	8,833
Cabot Microelectronics Corp. (L)	300	10,542
Cirrus Logic, Inc. (I)	700	26,873
Cohu, Inc.	300	2,817
Cree, Inc. (I)(L)	1,100	28,083
CSR PLC	763	3,919
CSR PLC, ADR	103	2,088
Cymer, Inc. (I)	300	15,318
Cypress Semiconductor Corp. (I)	1,400	15,008
Dialog Semiconductor PLC (I)	447	8,725
Diodes, Inc. (I)(L)	700	11,907
Disco Corp. (L)	100	4,814
DSP Group, Inc. (I)	300	1,782
Elan Microelectronics Corp.	5,050	8,928
Entegris, Inc. (I)	1,700	13,821
Epistar Corp.	6,000	12,734
Exar Corp. (I)	600	4,800
Fairchild Semiconductor International, Inc. (I)	1,500	19,680
First Solar, Inc. (I)(L)	500	11,073
Forhouse Corp.	7,000	3,687
FormFactor, Inc. (I)	945	5,283
GCL-Poly Energy Holdings, Ltd. (L)	47,596	7,258
GSI Technology, Inc. (I)	800	3,960
GT Advanced Technologies Inc. (I)(L)	700	3,815
Hansol Technics Company, Inc. (I)	241	3,617
Hittite Microwave Corp. (I)(L)	300	16,641
Imagination Technologies Group PLC (I)	805	6,194
Infineon Technologies AG	2,691	17,075
Infineon Technologies AG, ADR (L)	1,444	9,299
Inotera Memories, Inc. (I)	13,000	2,245
Integrated Device Technology, Inc. (I)(L)	800	4,704
Integrated Silicon Solution, Inc. (I)	500	4,630
Intel Corp.	25,819	585,575
International Rectifier Corp. (I)(L)	900	15,021
Intersil Corp., Class A	1,600	14,000
IXYS Corp. (I)	300	2,976
KLA-Tencor Corp.	1,600	76,328
Kontron AG	927	4,131
Kulicke & Soffa Industries, Inc. (I)	1,200	12,480
Lam Research Corp. (I)	1,702	54,098
Linear Technology Corp.	1,259	40,099
LSI Corp. (I)	4,384	30,293
Macronix International	28,304	9,414
Marvell Technology Group, Ltd.	4,500	41,175

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Maxim Integrated Products, Inc.	2,000	$53,240
MediaTek, Inc.	4,026	42,314
Mellanox Technologies, Ltd. (I)	228	23,704
Microchip Technology, Inc.	1,100	36,014
Micron Technology, Inc. (I)	9,700	58,055
Micronas Semiconductor Holding AG (I)	171	1,695
Microsemi Corp. (I)	900	18,063
Mindspeed Technologies, Inc. (I)(L)	200	692
MIPS Technologies, Inc. (I)	500	3,695
MKS Instruments, Inc. (L)	400	10,196
Monolithic Power Systems, Inc. (I)	300	5,925
MoSys, Inc. (I)	500	2,020
Nanometrics, Inc. (I)(L)	400	5,524
Nanya Technology Corp. (I)	27,181	1,581
Nordic Semiconductor ASA (I)	2,682	7,893
Novatek Microelectronics Corp., Ltd.	4,000	14,470
NVIDIA Corp. (I)	5,400	72,036
OmniVision Technologies, Inc. (I)(L)	600	8,373
ON Semiconductor Corp. (I)	3,200	19,744
OPTOTECH Corp.	9,000	4,036
Pericom Semiconductor Corp. (I)	400	3,474
Photronics, Inc. (I)(L)	1,000	5,370
PMC-Sierra, Inc. (I)(L)	1,900	10,716
Powertech Technology, Inc.	6,300	12,032
Realtek Semiconductor Corp. (I)	4,161	8,207
Renewable Energy Corp. ASA (I)(L)	5,803	1,787
RF Micro Devices, Inc. (I)	3,400	13,430
Richtek Technology Corp.	1,050	6,255
Rohm Company, Ltd.	700	23,558
Rubicon Technology, Inc. (I)(L)	400	3,832
Rudolph Technologies, Inc. (I)	600	6,300
Samsung Electronics Company, Ltd.	379	456,290
Sanken Electric Company, Ltd.	1,000	3,149
Semiconductor
Manufacturing International Corp. (I)	265,000	9,525
Semtech Corp. (I)	400	10,060
Shinko Electric Industries Company, Ltd.	800	5,048
Sigma Designs, Inc. (I)	900	5,949
Sigurd Microelectronics Corp.	12,000	9,896
Silicon Image, Inc. (I)	400	1,836
Silicon Laboratories, Inc. (I)	400	14,704
Siliconware Precision Industries Company
(Taiwan Exchange)	18,000	19,787
Siliconware Precision Industries
Company, ADR	212	1,168
SK Hynix, Inc. (I)	1,570	31,885
Skyworks Solutions, Inc. (I)	1,100	25,922
SOITEC (I)	1,651	4,940
Sonix Technology Company, Ltd.	5,000	7,135
Spansion, Inc., Class A (I)	900	10,728
STMicroelectronics NV	3,889	21,035
Sumco Corp. (I)	900	6,059
Supertex, Inc. (I)	100	1,788
Taiwan Semiconductor
Manufacturing Company, Ltd.	66,530	202,726
Teradyne, Inc. (I)(L)	1,912	27,189
Texas Instruments, Inc.	4,400	121,220
Tokyo Electron, Ltd. (L)	700	29,793
Tokyo Seimitsu Company, Ltd.	200	2,773
Tower Semiconductor, Ltd. (I)	152	1,329
TriQuint Semiconductor, Inc. (I)	2,600	13,130
Tyntek Corp. (I)	8,405	2,571
Ultra Clean Holdings (I)	400	2,284
Ultratech, Inc. (I)	200	6,276
ULVAC, Inc. (I)	300	2,265

111

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Unisem Malaysia BHD	50	$16
United Microelectronics Corp.	67,620	28,024
Veeco Instruments, Inc. (I)	600	18,012
Volterra Semiconductor Corp. (I)	300	6,561
Wolfson Microelectronics PLC (I)	1,312	4,236
Xilinx, Inc.	1,700	56,797

		3,504,887
Software - 1.5%
Absolute Software Corp. (I)	200	940
Accelrys, Inc. (I)	100	866
ACI Worldwide, Inc. (I)	400	16,904
Activision Blizzard, Inc. (L)	3,100	34,968
Adobe Systems, Inc. (I)	2,484	80,631
Advent Software, Inc. (I)	400	9,828
ANSYS, Inc. (I)(L)	600	44,040
Ariba, Inc. (I)	700	31,360
Aspen Technology, Inc. (I)	646	16,699
Asseco Poland SA	707	9,883
Autodesk, Inc. (I)	1,400	46,718
Aveva Group PLC	375	11,939
Blackbaud, Inc.	700	16,744
BMC Software, Inc. (I)	900	37,341
Bottomline Technologies, Inc. (I)(L)	300	7,407
CA, Inc.	2,000	51,530
Cadence Design Systems, Inc. (I)(L)	2,100	27,017
CAPCOM Company, Ltd.	300	6,210
Citrix Systems, Inc. (I)	900	68,913
CommVault Systems, Inc. (I)	307	18,021
Computer Modelling Group, Ltd.	240	4,714
Compuware Corp. (I)	2,436	24,141
Concur Technologies, Inc. (I)(L)	700	51,611
Cyberlink Corp.	1,612	5,647
Dassault Systemes SA	135	14,222
Deltek, Inc. (I)	800	10,416
DTS Corp.	500	6,804
DuzonBlzon Company, Ltd. (I)	520	4,621
Ebix, Inc. (L)	600	14,166
Electronic Arts, Inc. (I)	2,800	35,532
EPIQ Systems, Inc.	400	5,368
ePlus, Inc. (I)	100	3,922
Exact Holdings NV	78	1,724
FactSet Research Systems, Inc. (L)	300	28,926
Fair Isaac Corp.	400	17,704
FalconStor Software, Inc. (I)	800	1,880
Fidessa Group PLC	252	5,989
Financial Technologies India, Ltd.	236	4,378
Fortinet, Inc. (I)	800	19,312
GameLoft SA (I)	440	2,927
Industrial & Financial Systems AB	283	4,745
Informatica Corp. (I)	600	20,886
Interactive Intelligence Group (I)	200	6,010
Intuit, Inc.	1,200	70,656
JDA Software Group, Inc. (I)	502	15,954
Kenexa Corp. (I)	200	9,166
Kingdee International Software
Group Company, Ltd. (I)	12,000	2,478
Kingsoft Corp., Ltd.	12,000	7,547
Kofax PLC (I)	695	3,437
MacDonald Dettwiler & Associates, Ltd.	292	15,267
Manhattan Associates, Inc. (I)	115	6,586
Mentor Graphics Corp. (I)	1,500	23,220
Micro Focus International PLC (I)	430	4,093
MICROS Systems, Inc. (I)	500	24,560
Microsoft Corp.	30,508	908,528

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Monotype Imaging Holdings, Inc.	600	$9,354
NCSoft Corp.	98	20,890
Netscout Systems, Inc. (I)	600	15,306
NetSuite, Inc. (I)	597	38,089
NICE Systems, Ltd., ADR (I)	349	11,594
Nintendo Company, Ltd.	300	37,724
NSD Company, Ltd.	400	3,904
Nuance Communications, Inc. (I)	2,100	52,269
OBIC Business Consultants, Ltd.	50	2,833
Opnet Technologies, Inc. (L)	445	15,161
Oracle Corp.	15,854	499,242
Oracle Financial Services Software, Ltd. (I)	194	11,082
Parametric Technology Corp. (I)	1,200	26,160
PROS Holdings, Inc. (I)	700	13,349
Quest Software, Inc. (I)	800	22,400
Red Hat, Inc. (I)	1,285	73,168
Retalix, Ltd. (I)	527	10,976
RM PLC	1,719	2,294
Rosetta Stone, Inc. (I)(L)	300	3,825
Rovi Corp. (I)	900	13,059
Salesforce.com, Inc. (I)	500	76,345
SAP AG	1,012	71,762
SAP AG, ADR (L)	1,688	120,405
SCSK Corp.	220	3,861
SDL PLC	846	9,089
Seachange International, Inc. (I)	300	2,355
SimCorp A/S	51	10,899
SolarWinds, Inc. (I)	1,000	55,740
Solera Holdings, Inc.	500	21,935
Sourcefire, Inc. (I)(L)	200	9,806
Square Enix Company, Ltd.	400	6,102
SS&C Technologies Holdings, Inc. (I)	800	20,168
Symantec Corp. (I)	3,900	70,200
Synopsys, Inc. (I)	1,200	39,624
Take-Two Interactive Software, Inc. (I)	1,019	10,628
TeleCommunication Systems, Inc., Class A (I)	300	648
Temenos Group AG (I)	448	6,713
The Descartes Systems Group, Inc. (I)	600	5,255
The Sage Group PLC	8,218	41,679
TIBCO Software, Inc. (I)	800	24,184
Totvs SA	500	10,386
Trend Micro, Inc.	500	13,957
Tyler Technologies, Inc. (I)	500	22,010
UBISOFT Entertainment SA (I)	662	5,296
Unit 4 Agresso NV	323	8,727
Verint Systems, Inc. (I)	200	5,488
VMware, Inc., Class A (I)	400	38,696

		3,519,733

		21,715,010
Materials - 5.4%
Chemicals - 2.1%
A. Schulman, Inc.	500	11,910
Aeci, Ltd.	576	5,663
African Oxygen, Ltd.	1,477	3,369
Agrium, Inc.	600	62,252
Air Liquide SA	771	95,767
Air Products & Chemicals, Inc. (L)	1,024	84,685
Air Water, Inc.	1,000	12,245
Airgas, Inc.	800	65,840
Akzo Nobel NV	1,469	83,210
Albemarle Corp.	700	36,876
American Vanguard Corp.	200	6,960
Arkema SA	492	46,217

112

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Asahi Kasei Corp.	5,000	$25,804
Asahi Organic Chemicals
Industry Company, Ltd.	3,000	7,174
Ashland, Inc.	900	64,440
Asia Polymer Corp.	2,400	2,268
Balchem Corp.	100	3,673
BASF SE	2,564	216,652
Batu Kawan BHD	1,600	9,421
Cabot Corp.	600	21,942
Capro Corp.	180	2,715
Celanese Corp., Series A	1,000	37,910
CF Industries Holdings, Inc.	638	141,789
Cheil Industries, Inc.	295	26,776
Chemtura Corp. (I)	1,400	24,108
China BlueChemical, Ltd., H Shares	18,000	10,559
China Lumena New Materials Corp.	26,000	4,573
China Manmade Fibers Corp. (I)	5,000	2,039
China Petrochemical Development Corp.	11,660	9,841
Chr Hansen Holding A/S	448	13,471
Ciech SA (I)	754	4,298
Clariant AG (I)	2,144	25,572
Coromandel International, Ltd.	62	341
Croda International PLC	768	30,122
Cytec Industries, Inc.	600	39,312
Daicel Corp.	2,000	11,988
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	1,000	4,432
DIC Corp.	3,000	4,855
Dongbu HiTek Company, Ltd. (I)	260	1,675
Dongyue Group	5,000	2,205
DuluxGroup, Ltd.	2,418	8,274
E.I. du Pont de Nemours & Company (L)	3,700	185,999
Eastman Chemical Company	1,144	65,219
Ecolab, Inc.	1,300	84,253
EID Parry India, Ltd.	32	139
Elementis PLC	3,596	13,506
Eternal Chemical Company, Ltd.	9,922	8,419
Everlight Chemical Industrial Corp.	10,395	6,906
Fertilizantes Heringer SA (I)	200	1,410
Filtrona PLC	3,088	25,728
FMC Corp.	1,000	55,380
Formosa Chemicals & Fibre Corp.	8,390	22,436
Formosa Plastics Corp.	13,470	38,403
Frutarom Industries, Ltd.	570	5,606
Fuchs Petrolub AG	145	8,673
Fufeng Group, Ltd. (I)	10,000	3,301
Georgia Gulf Corp. (L)	300	10,866
Givaudan AG (I)	43	40,860
Grand Pacific Petrochemical Corp.	14,000	7,588
Gurit Heberlein AG (I)	8	3,952
H&R AG	165	2,776
H.B. Fuller Company	600	18,408
Hanwha Chemical Corp.	600	11,439
Hanwha Corp.	530	16,402
Hawkins, Inc. (L)	200	8,310
Hexpol AB	75	2,911
Hitachi Chemical, Ltd.	400	5,403
Ho Tung Chemical Corp. (I)	10,035	5,530
Honam Petrochemical Corp.	57	13,494
Huchems Fine Chemical Corp.	244	5,893
Huntsman Corp.	2,000	29,860
Hyosung Corp.	255	14,200
Incitec Pivot, Ltd.	9,678	29,748
Innophos Holdings, Inc.	100	4,849
International Flavors & Fragrances, Inc.	500	29,790

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Intrepid Potash, Inc. (I)	600	$12,888
Israel Chemicals, Ltd.	1,355	16,446
Jinchuan Group International
Resources Company, Ltd. (I)	7,000	1,440
Johnson Matthey PLC	1,155	45,099
JSR Corp.	800	13,113
K&S AG	621	30,600
Kansai Paint Company, Ltd.	2,000	22,033
Kanto Denka Kogyo Company, Ltd. (I)	1,000	1,600
Kolon Corp.	64	1,185
Kolon Industries, Inc.	208	11,446
Koninklijke DSM NV	1,063	53,139
KP Chemical Corp.	820	9,658
Kraton Performance Polymers, Inc. (I)	400	10,440
Kronos Worldwide, Inc.	400	5,976
Kumho Petrochemical Company, Ltd.	90	9,909
Kuraray Company, Ltd.	1,800	20,448
Kureha Corp.	1,000	3,972
Landec Corp. (I)	300	3,435
Lanxess AG	523	43,418
Lee & Man Chemical Company, Ltd.	2,000	931
LG Chem, Ltd.	142	42,020
Linde AG	632	108,962
Lintec Corp.	100	1,821
LSB Industries, Inc. (I)	200	8,774
LyondellBasell Industries NV, Class A	773	39,933
Methanex Corp.	800	22,826
Mexichem SAB de CV	4,727	22,545
Migao Corp.	1,200	3,601
Minerals Technologies, Inc.	200	14,186
Mitsubishi Chemical Holdings Corp.	8,000	30,626
Mitsubishi Gas & Chemicals Company, Inc.	1,000	5,019
Mitsui Chemicals, Inc.	6,000	11,679
Monsanto Company	2,500	227,550
Nan Ya Plastics Corp.	14,870	29,686
NewMarket Corp.	100	24,648
Nissan Chemical Industries, Ltd.	1,000	11,180
Nitto Denko Corp.	600	28,575
NOF Corp.	1,000	4,816
Novozymes A/S, B shares	902	24,880
Nufarm, Ltd.	1,560	9,786
Nuplex Industries, Ltd.	4,080	9,734
OCI Company, Ltd.	93	14,961
Okamoto Industries, Inc.	2,000	8,430
Olin Corp. (L)	760	16,515
Omnia Holdings, Ltd.	85	1,276
OMNOVA Solutions, Inc. (I)	1,200	9,084
Orica, Ltd.	1,427	36,675
Penford Corp. (I)	100	748
Petronas Chemicals Group BHD	2,800	5,857
PolyOne Corp.	1,200	19,884
Potash Corp. of Saskatchewan, Inc.	2,200	95,622
PPG Industries, Inc.	700	80,388
Praxair, Inc.	1,199	124,552
PTT Global Chemical PCL	5,614	11,491
Quaker Chemical Corp.	100	4,667
Rockwood Holdings, Inc.	600	27,960
RPM International, Inc.	1,300	37,102
Sakai Chemical Industry Company, Ltd.	1,000	2,934
Samsung Fine Chemicals Company, Ltd.	232	13,902
Sanyo Chemical Industries, Ltd.	1,000	5,154
Sensient Technologies Corp.	300	11,028
Shin-Etsu Chemical Company, Ltd.	1,300	73,079
Showa Denko KK	5,000	7,938
Sigma-Aldrich Corp. (L)	800	57,576

113

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Sika AG (I)	13	$26,546
Sinofert Holdings, Ltd.	34,000	6,628
SK Chemicals Company, Ltd.	103	6,025
Sociedad Quimica y Minera de
Chile SA, ADR (L)	243	14,979
Solvay SA	301	34,951
Spartech Corp. (I)	400	2,140
Stella Chemifa Corp.	200	3,773
Stepan Company	100	9,612
Sumitomo Chemical Company, Ltd. (L)	8,645	22,023
Symrise AG	434	14,704
Syngenta AG	18	6,727
Syngenta AG, ADR (L)	1,485	111,152
Synthos SA	9,279	16,563
Taekwang Industrial Company, Ltd.	5	4,257
Taiyo Holdings Company, Ltd.	100	2,782
Taiyo Nippon Sanso Corp.	2,000	10,526
Takasago International Corp.	1,000	5,144
Teijin, Ltd.	6,000	14,674
Tessenderlo Chemie NV	221	6,203
Tessenderlo Chemie NV (I)	18	1
The Dow Chemical Company	7,076	204,921
The Mosaic Company	1,500	86,415
The Scotts Miracle-Gro Company, Class A (L)	500	21,735
The Sherwin-Williams Company	1,000	148,910
Tikkurila OYJ	323	6,139
Toda Kogyo Corp.	1,000	3,527
Tokai Carbon Company, Ltd.	2,000	6,055
Tokuyama Corp. (L)	2,000	4,097
Toray Industries, Inc.	4,000	23,666
Ube Industries, Ltd.	5,000	10,756
United Phosphorus, Ltd.	3,143	7,800
Uralkali OJSC, GDR	899	37,360
Valspar Corp.	1,100	61,710
Victrex PLC	784	16,769
W.R. Grace & Company (I)	500	29,540
Wacker Chemie AG (L)	99	6,362
Westlake Chemical Corp. (L)	1,000	73,060
Yara International ASA	496	24,911
Yingde Gases	9,000	7,958
Yushiro Chemical Industry Company, Ltd.	300	3,005
Zep, Inc.	400	6,048
Zoltek Companies, Inc. (I)(L)	800	6,152

		4,844,032
Construction Materials - 0.4%
ACC, Ltd.	460	12,793
Adana Cimento Sanayii TAS, Class A	1,960	3,730
Adelaide Brighton, Ltd.	4,590	14,253
Ambuja Cements, Ltd.	4,724	18,087
Anhui Conch Cement Company, Ltd.,
H Shares	7,500	23,279
Boral, Ltd.	4,267	16,926
Buzzi Unicem SpA	1,110	12,332
Cementir SpA	447	893
Cementos Portland Valderrivas SA (I)	444	2,192
Cemex SAB de CV, ADR (I)	9,683	80,659
Chia Hsin Cement Corp.	15,149	7,589
China National Building Material
Company, Ltd., H Shares	20,000	22,006
China Shanshui Cement Group, Ltd.	20,000	13,010
Corp Moctezuma SAB de CV	4,000	8,779
CRH PLC	3,666	70,387
Eagle Materials, Inc.	700	32,382
Fletcher Building, Ltd.	3,415	19,662

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials (continued)
Goldsun Development &
Construction Company, Ltd.	20,786	$8,305
Grasim Industries, Ltd.	106	7,086
Hanil Cement Company, Ltd.	6	218
Headwaters, Inc. (I)	1,000	6,580
HeidelbergCement AG	936	49,142
Holcim Indonesia Tbk PT	28,500	8,462
Holcim, Ltd. (I)	1,304	83,038
Imerys SA	268	15,781
India Cements, Ltd.	2,973	5,321
Indocement Tunggal Prakarsa Tbk PT	5,500	11,680
Italcementi SpA	699	3,692
James Hardie Industries NV (L)	700	31,682
Lafarge Malayan Cement BHD	1,200	3,469
Lafarge SA	1,192	64,470
Martin Marietta Materials, Inc. (L)	400	33,148
Nuh Cimento Sanayi AS	584	3,147
Pretoria Portland Cement Company, Ltd.	4,312	15,026
RHI AG	89	2,371
Sa des Ciments Vicat	137	7,349
Semen Gresik Persero Tbk PT	10,500	15,766
Shree Cement, Ltd.	150	11,334
Taiheiyo Cement Corp.	6,000	12,908
Taiwan Cement Corp.	13,740	16,995
TCC International Holdings, Ltd. (I)	10,000	2,467
Texas Industries, Inc. (I)	400	16,260
Titan Cement Company SA (I)	454	8,772
Ultratech Cement, Ltd.	431	15,992
United States Lime & Minerals, Inc. (I)	100	4,821
Universal Cement Corp.	11,000	5,529
Vulcan Materials Company	1,300	61,490

		891,260
Containers & Packaging - 0.2%
AEP Industries, Inc. (I)	200	12,118
Amcor, Ltd.	6,271	50,344
AMVIG Holdings, Ltd.	4,000	1,191
Aptargroup, Inc. (L)	644	33,301
Ball Corp.	800	33,848
Bemis Company, Inc.	900	28,323
Boise, Inc.	1,250	10,950
Cascades, Inc.	500	2,324
CCL Industries, Inc.	500	18,472
Cheng Loong Corp.	5,200	2,105
Crown Holdings, Inc. (I)	700	25,725
D.S. Smith PLC	8,104	24,391
Fajar Surya Wisesa Tbk PT	24,000	6,019
Graphic Packaging Holding Company (I)	5,047	29,323
Greif, Inc., Class A	300	13,254
Huhtamaki OYJ	687	10,962
Intertape Polymer Group, Inc.	2,100	14,397
La Seda de Barcelona SA (I)	106	220
Mpact, Ltd.	1,967	4,469
Myers Industries, Inc.	300	4,686
Nampak, Ltd.	4,542	15,619
Nihon Yamamura Glass Company, Ltd.	2,000	4,766
Owens-Illinois, Inc. (I)	1,800	33,768
Packaging Corp. of America	600	21,780
Rexam PLC	7,165	50,449
Rock-Tenn Company, Class A	608	43,885
RPC Group PLC	2,000	13,777
Sealed Air Corp.	1,700	26,282
Silgan Holdings, Inc.	600	26,106
Sonoco Products Company	1,000	30,990
Taiwan Hon Chuan Enterprise Company, Ltd.	3,000	6,557

114

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
Toyo Seikan Kaisha, Ltd.	1,100	$11,762
Vidrala SA	144	3,526

		615,689
Internet Software & Services - 0.0%
G-Resources Group, Ltd. (I)	84,000	3,621
Metals & Mining - 2.4%
A. M. Castle & Company (I)(L)	200	2,498
Acerinox SA (I)(L)	1,123	12,643
African Rainbow Minerals, Ltd.	594	11,646
Agnico-Eagle Mines, Ltd.	800	41,501
Aichi Steel Corp.	1,000	4,042
AK Steel Holding Corp. (I)(L)	1,500	7,200
Alcoa, Inc. (L)	9,000	79,650
Allegheny Technologies, Inc. (L)	845	26,956
Allied Nevada Gold Corp. (I)(L)	825	32,225
Alumina, Ltd. (I)	18,167	15,828
Aluminum Corp. of China, Ltd., H Shares (I)	8,000	3,257
AMCOL International Corp.	100	3,388
Aneka Tambang Persero Tbk PT	33,000	4,631
Angang Steel Company, Ltd., H Shares (I)	10,000	5,126
Anglo American Platinum, Ltd. (I)	276	14,212
Anglo American PLC	5,693	167,586
AngloGold Ashanti, Ltd., ADR	1,100	38,555
Antofagasta PLC	1,948	39,880
APERAM	208	3,371
Aquarius Platinum, Ltd. (I)	2,324	1,573
ArcelorMittal	3,070	44,261
ArcelorMittal South Africa, Ltd. (I)	1,545	7,623
Arrium, Ltd.	9,891	5,528
Assore, Ltd.	264	10,465
Aura Minerals, Inc. (I)	1,715	733
AuRico Gold, Inc. (I)	1,784	12,539
Aurizon Mines, Ltd. (I)	1,500	7,873
Aurubis AG	323	18,848
Barrick Gold Corp.	3,662	153,021
BHP Billiton PLC (L)	3,317	207,180
BHP Billiton, Ltd.	2,506	85,864
BHP Billiton, Ltd., ADR (L)	4,360	299,140
BlueScope Steel, Ltd. (I)	25,405	10,850
Boliden AB	2,677	44,813
Canam Group, Inc. (I)	100	514
CAP SA	412	14,357
Carpenter Technology Corp.	400	20,928
Centerra Gold, Inc.	800	10,017
Century Aluminum Company (I)	1,600	11,440
China Metal Recycling Holdings, Ltd. (L)	7,800	7,201
China Molybdenum Company, Ltd.,
H Shares (I)	18,000	7,730
China Rare Earth Holdings, Ltd.	22,000	4,876
China Steel Corp.	41,831	37,953
China Zhongwang Holdings, Ltd. (I)	11,600	4,362
Chung Hung Steel Corp. (I)	7,450	2,130
Cia Minera Autlan SAB de CV, Series B	400	449
Cliffs Natural Resources, Inc. (L)	1,300	50,869
Cline Mining Corp. (I)	2,400	549
Coeur d’Alene Mines Corp. (I)	700	20,181
Colossus Minerals, Inc. (I)	1,100	6,277
Commercial Metals Company	1,700	22,440
Companhia Siderurgica Nacional SA, ADR (L)	3,950	22,239
Compania de Minas Buenaventura SA, ADR	693	26,999
Compass Minerals International, Inc.	400	29,836
CST Mining Group, Ltd. (I)	240,000	3,589
Daido Steel Company, Ltd.	2,000	9,295
Detour Gold Corp. (I)	400	11,161

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Dowa Holdings Company, Ltd.	2,000	$13,855
DRDGOLD, Ltd.	8,960	5,801
Dundee Precious Metals, Inc. (I)	1,300	12,166
Eastern Platinum, Ltd. (I)	26,100	4,779
Eldorado Gold Corp.	2,834	43,212
Eramet	36	4,238
Eregli Demir ve Celik Fabrikalari TAS	5,799	7,140
Eurasian Natural Resources Corp. PLC	1,380	6,916
Evraz PLC	2,142	8,564
First Majestic Silver Corp (I)	200	4,642
First Quantum Minerals, Ltd.	1,800	38,358
Fortescue Metals Group, Ltd. (L)	3,428	12,249
Fortuna Silver Mines, Inc. (I)	800	4,240
Franco-Nevada Corp. (L)	500	29,473
Freeport-McMoRan Copper & Gold, Inc.	4,700	186,026
Fresnillo PLC	759	22,812
Gem Diamonds, Ltd. (I)	3,004	8,443
Gerdau SA	9	71
Gerdau SA, ADR (L)	3,700	35,187
Globe Specialty Metals, Inc.	858	13,059
Godo Steel, Ltd.	3,000	4,955
Gold Fields, Ltd., ADR	3,655	46,967
Goldcorp, Inc. (Toronto Exchange)	3,233	148,446
Golden Star Resources, Ltd. (I)(L)	1,500	3,006
Great Basin Gold, Ltd. (I)	5,000	407
Grupo Mexico SAB de CV, Series B	15,008	49,600
Guyana Goldfields, Inc. (I)	396	1,337
Harmony Gold Mining Company, Ltd., ADR	1,902	15,996
Harry Winston Diamond Corp. (I)	200	2,378
Haynes International, Inc.	100	5,215
Hecla Mining Company (L)	3,200	20,960
Hidili Industry International Development, Ltd.	13,000	3,119
High River Gold Mines, Ltd. (I)	419	605
Hill & Smith Holdings PLC	125	749
Hindalco Industries, Ltd.	7,917	18,072
Hitachi Metals, Ltd.	1,000	8,805
Hoganas AB	200	6,970
Horsehead Holding Corp. (I)	700	6,538
HudBay Minerals, Inc.	1,080	10,634
Hunan Nonferrous Metal Corp., Ltd.,
H Shares (I)	12,000	3,397
Hyundai Hysco Company, Ltd.	300	12,675
Hyundai Steel Company	304	23,878
IAMGOLD Corp.	2,000	31,716
Iluka Resources, Ltd.	1,855	18,730
Impala Platinum Holdings, Ltd.	2,297	38,406
Independence Group NL	1,343	5,859
Industrias CH SAB de CV, Series B (I)	2,500	14,916
Industrias Penoles SAB de CV	590	29,106
Inmet Mining Corp.	300	14,260
Integra Mining, Ltd. (I)	5,144	2,982
International Tower Hill Mines, Ltd. (I)	1,100	3,144
Ivanhoe Australia, Ltd. (I)	2,621	1,826
Jaguar Mining, Inc. (I)(L)	600	732
JFE Holdings, Inc.	2,000	26,366
Jiangxi Copper Company Ltd. (I)	9,000	22,650
Jindal Steel & Power, Ltd.	1,814	14,626
JSW Steel, Ltd.	631	9,033
Kagara, Ltd. (I)	15,000	1,867
Kaiser Aluminum Corp.	100	5,839
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class D	6,724	4,383
Katanga Mining, Ltd. (I)	1,200	525
Kazakhmys PLC	1,137	12,786
KGHM Polska Miedz SA	649	31,015

115

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Kingsgate Consolidated, Ltd.	682	$4,225
Kinross Gold Corp.	6,178	63,219
Kirkland Lake Gold, Inc. (I)	100	1,212
KISCO Corp.	35	1,024
KISCO Holdings Company, Ltd.	10	337
Kobe Steel, Ltd. (I)	17,000	13,276
Korea Zinc Company, Ltd.	37	16,124
Kumba Iron Ore, Ltd.	205	12,406
Lake Shore Gold Corp. (I)(L)	2,500	2,518
Lingbao Gold Company, Ltd., H Shares	4,000	1,784
Lion Industries Corp. BHD	17,400	6,143
Lonmin PLC (L)	1,319	11,929
Lundin Mining Corp. (I)	3,005	15,344
MAG Silver Corp. (I)	1,100	13,472
Magnitogorsk Iron & Steel Works, GDR (I)	911	4,191
Major Drilling Group International	300	3,064
Materion Corp. (L)	300	7,140
Mechel, ADR (L)	500	3,520
Medusa Mining, Ltd.	1,338	8,300
Mercator Minerals, Ltd. (I)	2,600	1,613
Midas Holdings, Ltd.	12,000	4,088
Minera Andes Acquisition Corp. (I)	1,530	7,081
Minera Frisco SAB de CV, Class A1 (I)	5,300	22,420
Mitsubishi Materials Corp.	6,000	18,896
MMC Norilsk Nickel OJSC, ADR (London
Stock Exchange)	3,607	57,835
Molycorp, Inc. (I)(L)	875	10,063
Mount Gibson Iron, Ltd.	2,570	1,981
Mytilineos Holdings SA (I)	2,024	7,932
National Aluminium Company, Ltd.	5,523	5,299
New Gold, Inc (I)	2,600	31,869
Newcrest Mining, Ltd.	3,050	90,654
Newmont Mining Corp.	2,500	140,025
Nippon Coke & Engineering Company, Ltd.	3,500	4,395
Nippon Light Metal Company, Ltd.	3,000	2,922
Nippon Steel Corp. (L)	23,000	47,112
Nippon Yakin Kogyo Company, Ltd. (I)	500	447
Nisshin Steel Company, Ltd. (I)	700	7,491
Noranda Aluminum Holding Corp. (L)	1,000	6,690
Nordic Mines AB (I)	784	1,063
Norsk Hydro ASA	5,320	25,002
North American Palladium, Ltd. (I)	200	380
Northam Platinum, Ltd. (I)	2,901	10,402
Northern Dynasty Minerals, Ltd. (I)	500	2,314
Novacopper, Inc. (I)	150	330
Novagold Resources, Inc. (I)	900	5,026
Novolipetsk Steel OJSC, GDR	400	7,920
Nucor Corp.	3,048	116,616
Nyrstar (I)	1,073	6,774
Nyrstar (I)	441	1
OceanaGold Corp. (I)	3,000	9,948
OSAKA Titanium Technologies Company	100	2,050
Osisko Mining Corp. (I)	1,400	13,870
Outokumpu OYJ (I)	11,376	12,130
OZ Minerals, Ltd.	1,737	12,081
Palabora Mining Company, Ltd.	99	1,059
Pan American Silver Corp.	762	16,339
Pan Australian Resources, Ltd.	4,050	12,778
Panoramic Resources, Ltd. (I)	4,562	2,553
Petropavlovsk PLC	879	5,829
Polymetal International PLC	1,050	18,458
Poongsan Corp.	230	7,168
POSCO, ADR (L)	1,036	84,475
Randgold Resources, Ltd.	381	46,920
Rautaruukki OYJ	824	5,187

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Regis Resources, Ltd. (I)	3,549	$20,756
Reliance Steel & Aluminum Company	900	47,115
Resolute Mining, Ltd. (I)	6,735	13,393
Rex Minerals, Ltd. (I)	1,663	1,029
Rio Tinto PLC, ADR	4,676	218,650
Rio Tinto, Ltd.	1,344	73,735
Royal Gold, Inc.	500	49,930
RTI International Metals, Inc. (I)(L)	400	9,576
Rubicon Minerals Corp. (I)	2,300	8,633
Ruukki Group OYJ (I)	3,552	2,191
Sabina Gold & Silver Corp. (I)	1,600	5,338
Sanyo Special Steel Company, Ltd.	1,000	3,054
SeAH Holdings Corp.	19	1,708
SEMAFO, Inc.	1,800	8,221
Sesa Goa, Ltd.	2,752	8,913
Severstal OAO, GDR	645	8,069
Sherritt International Corp.	3,300	16,717
Shore Gold, Inc. (I)	1,200	305
Shougang Concord International
Enterprises Company, Ltd. (I)	12,000	547
Shougang Fushan Resources Group, Ltd.	16,000	4,271
Silver Lake Resources, Ltd. (I)	946	3,539
Silver Standard Resources, Inc. (I)	600	9,655
Silver Wheaton Corp.	1,200	47,702
Sims Metal Management, Ltd.	789	7,773
Southern Copper Corp.	707	24,293
SSAB AB, Series A	1,479	10,556
SSAB AB, Series B	470	2,904
St Andrew Goldfields, Ltd. (I)	4,000	1,790
St. Barbara, Ltd. (I)	1,706	3,821
Steel Authority of India, Ltd.	3,771	6,114
Steel Dynamics, Inc.	2,400	26,952
Sterlite Industries India Ltd	4,944	9,289
Sterlite Industries India, Ltd., ADR	1,100	8,349
Stillwater Mining Company (I)	1,100	12,969
Straits Metals, Ltd. (I)	839	77
Sumitomo Metal Industries, Ltd. (I)(L)	12,000	17,991
Sumitomo Metal Mining Company, Ltd.	3,000	37,622
SunCoke Energy, Inc. (I)	685	11,042
Tanzanian Royalty Exploration Corp. (I)	1,900	9,760
Taseko Mines, Ltd. (I)	900	2,984
Tata Steel, Ltd.	2,299	17,404
Teck Resources, Ltd.	2,100	61,968
Thompson Creek Metals Company, Inc. (I)(L)	1,300	3,703
ThyssenKrupp AG	2,260	48,119
Timah Persero Tbk PT	35,500	5,714
Timminco, Ltd. (I)	300	1
Titanium Metals Corp. (L)	1,400	17,962
Toho Titanium Company, Ltd.	200	1,811
Toho Zinc Company, Ltd.	1,000	3,507
Tokyo Rope
Manufacturing Company, Ltd. (I)(L)	4,000	4,763
Tokyo Steel Manufacturing Company, Ltd.	900	3,030
Ton Yi Industrial Corp.	10,500	6,091
Tubos Reunidos SA	599	1,462
Tung Ho Steel Enterprise Corp.	3,212	3,268
Turquoise Hill Resources, Ltd. (I)	1,020	8,684
Umicore SA	650	34,084
United States Steel Corp. (L)	1,200	22,884
Usha Martin, Ltd. (I)	2,314	1,111
Usinas Siderurgicas de Minas Gerais SA	1,400	8,025
Vale Indonesia Tbk PT	24,000	7,360
Vale SA (Ordinary A Shares), ADR (L)	5,600	100,240
Vale SA (Preference A Shares), ADR (L)	8,800	152,768
Vedanta Resources PLC (L)	761	12,724

116

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Viohalco Hellenic Copper and
Aluminum Industry SA (I)	1,796	$7,606
Voestalpine AG	608	18,268
Walter Energy, Inc.	500	16,230
Welspun Corp, Ltd.	1,168	2,239
Western Areas NL	1,453	6,396
White Energy Company, Ltd.- Australian
Stock Exchange (I)	652	222
Worthington Industries, Inc.	800	17,328
Xingda International Holdings, Ltd.	14,000	4,385
Xinjiang Xinxin Mining Industry
Company, Ltd., H Shares	3,000	540
Xstrata PLC (I)	11,554	179,301
Yamana Gold, Inc.	3,400	64,950
Yamato Kogyo Company, Ltd.	300	8,847
Yancoal Australia, Ltd. (I)	1,226	1,499
Yancoal Australia, Ltd. (I)	1,226	3,215
YC INOX Company, Ltd.	8,000	4,740
Young Poong Corp.	8	7,994
Zijin Mining Group Company, Ltd., H Shares	10,000	4,023

		5,613,118
Paper & Forest Products - 0.3%
Ahlstrom OYJ	478	8,121
Barito Pacific Tbk PT (I)	49,500	2,532
Billerud AB (L)	600	5,606
Buckeye Technologies, Inc.	300	9,618
Canfor Corp. (I)	1,200	15,905
Canfor Pulp Products, Inc.	371	3,438
Clearwater Paper Corp. (I)(L)	400	16,524
Daio Paper Corp.	1,000	6,191
Deltic Timber Corp.	100	6,526
Domtar Corp.	400	31,316
Duratex SA	2,748	18,015
Empresas CMPC SA	5,327	20,787
Ence Energia y Celulosa SA	834	1,859
Fibria Celulose SA, ADR (I)(L)	1,104	10,311
Gunns, Ltd. (I)	11,710	1,943
Hansol Paper Company, Ltd.	970	8,132
Holmen AB, Series B	626	17,106
Indah Kiat Pulp and Paper Corp. Tbk PT (I)	38,500	4,096
International Forest Products, Ltd. (I)	300	1,800
International Paper Company	2,827	102,677
KapStone Paper and Packaging Corp. (I)	600	13,434
Lee & Man Paper Manufacturing, Ltd.	10,600	4,599
Louisiana-Pacific Corp. (I)	1,900	23,750
Masisa SA	76,248	7,651
MeadWestvaco Corp.	1,555	47,583
Mercer International, Inc. (I)	900	6,714
Metsa Board OYJ (I)	5,400	16,209
Mitsubishi Paper Mills, Ltd. (I)	2,000	1,710
Mondi PLC	1,385	14,140
Neenah Paper, Inc.	500	14,320
Nine Dragons Paper Holdings, Ltd.	16,000	8,080
Nippon Paper Group, Inc. (L)	800	9,434
Norbord, Inc. (I)	60	1,062
OJI Paper Company, Ltd.	6,000	18,287
P.H. Glatfelter Company (L)	800	14,248
Portucel - Empresa Produtora de Pasta
e Papel SA	3,115	8,322
Sappi, Ltd., ADR (I)	3,600	10,296
Schweitzer-Mauduit International, Inc.	200	6,598
Semapa-Sociedade de Investimento & Gestao	1,179	7,563
Sequana SA (I)	1,065	2,191
Sino-Forest Corp. (I)(L)	2,300	0

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
Sonae Industria SGPS SA (I)	2,576	$1,840
Stora Enso OYJ, Series R	3,514	21,824
Svenska Cellulosa AB (A Shares)	349	6,511
Svenska Cellulosa AB (B Shares)	3,599	66,983
Tokushu Tokai Paper Company, Ltd.	3,000	7,646
UPM-Kymmene OYJ	2,812	31,901
Wausau Paper Corp. (L)	400	3,704
West Fraser Timber Company, Ltd.	300	17,070

		686,173

		12,653,893
Telecommunication Services - 2.6%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	29,095	1,096,882
Atlantic Tele-Network, Inc.	200	8,596
Axtel SAB de CV (I)	14,800	3,679
BCE, Inc.	1,062	46,721
Belgacom SA	803	24,533
Bell Aliant, Inc. (L)	472	13,102
Bezeq The
Israeli Telecommunication Corp., Ltd.	5,098	5,925
BT Group PLC (L)	3,654	135,929
Cable & Wireless Communications PLC	17,566	10,248
Cbeyond, Inc. (I)	300	2,958
CenturyLink, Inc.	4,165	168,266
China Telecom Corp., Ltd., ADR (L)	320	18,550
China Unicom Hong Kong, Ltd., ADR	3,577	58,341
Chorus, Ltd.	786	2,112
Chunghwa Telecom Company, Ltd., ADR	870	27,623
Cincinnati Bell, Inc. (I)(L)	2,600	14,820
Citic 21CN Company, Ltd. (I)	36,000	1,834
Citic Telecom International Holdings, Ltd.	14,000	2,743
Colt Telecom Group SA (I)	4,670	8,998
Consolidated
Communications Holdings, Inc. (L)	487	8,380
Deutsche Telekom AG	11,200	137,836
Elisa OYJ, Class A	806	18,243
France Telecom SA	4,956	59,914
France Telecom SA, ADR (L)	2,398	29,304
Frontier Communications Corp. (L)	9,122	44,698
General Communication, Inc., Class A (I)	1,000	9,800
Hellenic
Telecommunications Organization SA (I)	1,308	4,910
IDT Corp., Class B	500	5,135
iiNET, Ltd.	1,376	5,242
Iliad SA	103	16,785
Inmarsat PLC	3,801	36,306
Iridium Communications, Inc. (I)(L)	1,092	7,993
Jazztel PLC (I)	1,715	10,221
Kcom Group PLC	10,565	14,028
Koninklijke KPN NV	4,800	36,748
Level 3 Communications, Inc. (I)	1,253	28,781
LG Uplus Corp.	650	4,247
Lumos Networks Corp.	200	1,572
Mahanagar Telephone Nigam, Ltd. (I)	2	1
Manitoba Telecom Services, Inc.	100	3,433
Netia SA (I)	2,567	4,928
Neutral Tandem, Inc. (I)	300	2,814
Nippon Telegraph & Telephone Corp.	1,400	66,432
Oi SA	1,056	5,167
Oi SA, ADR (L)	1,731	6,959
Oi SA, Series C, ADR	168	833
PCCW, Ltd.	34,000	13,874
Portugal Telecom SGPS SA	4,625	22,911

117

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Premiere Global Services, Inc. (I)(L)	1,100	$10,285
Primus Telecommunications Group, Inc.	323	4,932
QSC AG	2,321	6,309
Singapore Telecommunications, Ltd.	28,000	72,892
Swisscom AG	63	25,346
TalkTalk Telecom Group PLC	5,942	17,813
Tata Communications, Ltd.	396	1,828
TDC A/S	181	1,319
Tele2 AB, Series B	1,694	30,796
Telecom Corp. of New Zealand, Ltd.	3,933	7,748
Telecom Italia SpA	29,174	29,316
Telefonica Brasil SA	600	11,895
Telefonica Brasil SA, ADR (L)	795	17,283
Telefonica Czech Republic AS (I)	718	14,518
Telefonica SA (I)	1,104	14,721
Telefonica SA, ADR (L)	9,743	129,387
Telekom Austria AG	1,428	10,103
Telekomunikacja Polska SA	1,838	9,443
Telekomunikasi Indonesia Tbk PT, ADR	775	30,171
Telenet Group Holding NV (I)(L)	345	15,428
Telenor ASA	2,491	48,621
TeliaSonera AB	8,751	63,083
Telkom SA, Ltd., ADR (I)	800	6,744
Telstra Corp., Ltd.	13,157	53,375
TELUS Corp., Non-Voting Shares	573	35,845
Total Access Communication PCL,
Foreign Shares	6,300	18,933
True Corp. PCL (I)	34,600	6,857
Turk Telekomunikasyon AS	2,270	9,046
tw telecom, Inc. (I)	1,600	41,712
Verizon Communications, Inc.	16,538	753,637
Vivendi SA	4,626	90,449
Windstream Corp. (L)	5,085	51,409
Xl Axiata Tbk PT	2,500	1,734

		3,902,333
Wireless Telecommunication Services - 0.9%
Advanced Info Service PCL	3,000	20,858
Allied Technologies, Ltd.	499	2,608
America Movil SAB de CV, Series L, ADR	6,024	153,251
Axiata Group BHD	6,300	13,387
Bakrie Telecom Tbk PT (I)	471,000	3,697
Bharti Airtel, Ltd.	996	5,017
Cellcom Israel, Ltd. (I)	473	4,038
China Mobile, Ltd., ADR	4,600	254,656
Crown Castle International Corp. (I)	1,200	76,920
DiGi.Com BHD	11,000	18,981
Drillisch AG	987	11,991
eAccess, Ltd.	18	3,438
ENTEL Chile SA	567	11,821
Far EasTone
Telecommunications Company, Ltd.	9,000	22,263
Freenet AG	1,164	18,996
Globe Telecom, Inc.	330	9,150
Idea Cellular, Ltd. (I)	4,368	7,078
Indosat Tbk PT	6,000	3,388
Indosat Tbk PT, ADR	131	3,680
KDDI Corp.	900	69,733
Leap Wireless International, Inc. (I)	1,400	9,548
Maxis BHD	6,700	15,165
MetroPCS Communications, Inc. (I)	2,900	33,959
Millicom International Cellular SA	182	16,898
Mobistar SA (I)	176	5,553
MTN Group, Ltd.	5,855	112,772
NII Holdings, Inc. (I)(L)	1,300	10,205

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
NTELOS Holdings Corp.	200	$3,474
NTT DOCOMO, Inc. (L)	58	94,062
Partner Communications Company, Ltd., ADR	700	3,675
Philippine Long Distance Telephone
Company, ADR	235	15,512
Reliance Communications, Ltd.	3,426	4,244
Rogers Communications, Inc., Class B (L)	1,300	52,629
SBA Communications Corp., Class A (I)(L)	800	50,320
Shenandoah Telecommunications Company	200	3,520
SK Telecom Company, Ltd., ADR	400	5,816
Softbank Corp. (L)	2,700	109,284
Sprint Nextel Corp. (I)	26,600	146,832
Taiwan Mobile Company, Ltd.	3,600	13,120
Telephone & Data Systems, Inc.	768	19,668
Tim Participacoes SA	2,500	9,656
Turkcell Iletisim Hizmetleri AS, ADR (I)	882	13,353
United States Cellular Corp. (I)	300	11,739
USA Mobility, Inc. (L)	500	5,935
VimpelCom, Ltd., ADR (I)	1,335	15,887
Vodacom Group, Ltd.	765	9,393
Vodafone Group PLC, ADR	19,332	550,865

		2,058,035

		5,960,368
Utilities - 2.3%
Electric Utilities - 1.1%
Acciona SA	190	10,853
ALLETE, Inc.	300	12,522
American Electric Power Company, Inc.	2,242	98,513
Centrais Eletricas Brasileiras SA	1,200	7,162
Centrais Eletricas Brasileiras SA, ADR,
B Shares	1,100	9,933
Centralschweizerische Kraftwerke AG	13	4,556
CEZ AS	757	28,236
Cheung Kong Infrastructure Holdings, Ltd.	2,000	12,139
Chubu Electric Power Company, Inc.	1,600	20,845
Cia Energetica de Minas Gerais	500	5,525
Cia Energetica de Minas Gerais, ADR	2,387	28,930
Cia General de Electricidad	1,916	8,482
Cia Paranaense de Energia, ADR (L)	300	4,926
Cleco Corp.	500	20,990
CLP Holdings, Ltd.	4,500	38,257
Contact Energy, Ltd. (I)	2,658	11,600
Duke Energy Corp.	4,404	285,379
E.CL SA	3,509	8,580
Edison International	1,488	67,987
EDP - Energias de Portugal SA	7,563	20,860
EDP - Energias do Brasil SA	2,100	13,332
Electricite de France SA	876	18,394
Elia System Operator SA/NV	221	9,051
Enea SA	198	1,012
Enel SpA	17,535	62,163
Energiedienst Holding AG (I)	22	1,035
Enersis SA, ADR	1,231	20,176
Entergy Corp.	800	55,440
Equatorial Energia SA	1,400	12,362
Exelon Corp.	3,137	111,614
Federal Hydrogenerating Company JSC, ADR	6,577	17,620
First Philippine Holdings Corp.	6,300	11,914
FirstEnergy Corp.	1,937	85,422
Fortis, Inc.	900	30,696
Fortum OYJ	1,389	25,613
Great Plains Energy, Inc.	1,000	22,260
Hawaiian Electric Industries, Inc.	900	23,679

118

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Hokkaido Electric Power Company, Inc.	900	$7,216
Iberdrola SA (L)	16,300	74,156
IDACORP, Inc.	500	21,635
Iren SpA	1,525	876
ITC Holdings Corp. (L)	500	37,790
Korea Electric Power Corp., ADR (I)(L)	1,380	17,140
Kyushu Electric Power Company, Inc.	1,900	15,646
Light SA	700	8,118
Manila Electric Company	2,470	15,052
MGE Energy, Inc.	300	15,897
NextEra Energy, Inc.	1,900	133,627
Northeast Utilities	943	36,051
NV Energy, Inc.	1,800	32,418
OGE Energy Corp.	500	27,730
Otter Tail Corp.	200	4,772
Pepco Holdings, Inc. (L)	900	17,010
PGE SA	3,010	17,381
Pinnacle West Capital Corp.	600	31,680
PNM Resources, Inc.	600	12,618
Portland General Electric Company	700	18,928
Power Assets Holdings, Ltd.	4,000	33,933
PPL Corp.	2,765	80,323
Public Power Corp. SA (I)	1,004	4,617
Red Electrica Corp. SA	538	25,552
Reliance Infrastructure, Ltd.	523	5,309
Romande Energie Holding SA	8	10,372
Shikoku Electric Power Company, Inc.	600	6,699
Spark Infrastructure Group (S)	9,219	15,518
SSE PLC	4,344	97,717
Tata Power Company, Ltd.	4,280	8,649
Tenaga Nasional BHD	8,750	19,509
Terna Rete Elettrica Nazionale SpA	4,713	17,594
The Chugoku Electric Power Company, Inc.	800	10,627
The Empire District Electric Company	500	10,775
The Kansai Electric Power Company, Ltd.	1,800	13,925
The Southern Company	4,065	187,144
Tohoku Electric Power Company, Inc. (I)	1,800	14,426
Tokyo Electric Power Company, Inc. (I)	5,800	9,511
Torrent Power, Ltd.	1,000	3,348
Transmissora Alianca de Energia Eletrica SA	800	29,005
UIL Holdings Corp.	400	14,344
Unitil Corp. (L)	200	5,444
UNS Energy Corp.	500	20,930
Verbund AG, Class A	185	3,833
Westar Energy, Inc.	1,000	29,660
Xcel Energy, Inc.	2,120	58,745

		2,511,308
Gas Utilities - 0.2%
AGL Resources, Inc.	586	23,973
APA Group, Ltd. (L)	2,860	14,060
Atmos Energy Corp.	667	23,872
Chesapeake Utilities Corp.	100	4,736
China Gas Holdings, Ltd.	16,000	8,792
China Oil and Gas Group, Ltd. (I)	20,000	2,109
China Resources Gas Group, Ltd.	6,000	12,252
Enagas SA	853	16,867
ENN Energy Holdings, Ltd.	4,000	16,839
Envestra, Ltd.	2,480	2,323
GAIL India, Ltd.	453	3,292
Gas Natural SDG SA	1,886	26,768
Hong Kong & China Gas Company, Ltd.	12,247	30,808
National Fuel Gas Company (L)	400	21,616
New Jersey Resources Corp. (L)	400	18,288
Northwest Natural Gas Company (L)	300	14,772

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities (continued)
ONEOK, Inc.	1,400	$67,634
Osaka Gas Company, Ltd.	6,000	26,443
Perusahaan Gas Negara Persero Tbk PT	51,000	21,924
Piedmont Natural Gas Company, Inc. (L)	559	18,156
Questar Corp.	1,500	30,495
Saibu Gas Company, Ltd.	4,000	11,347
Samchully Company, Ltd.	69	6,145
Snam SpA	4,918	21,830
South Jersey Industries, Inc.	200	10,586
Southwest Gas Corp.	320	14,144
The Laclede Group, Inc.	400	17,200
Toho Gas Company, Ltd.	2,000	13,278
Tokyo Gas Company, Ltd.	8,000	44,072
Towngas China Company, Ltd.	4,000	2,964
UGI Corp.	900	28,575
Valener, Inc.	130	2,118
WGL Holdings, Inc.	500	20,125

		598,403
Independent Power Producers & Energy Traders - 0.2%
Aboitiz Power Corp.	6,400	5,146
Adani Power, Ltd. (I)	2,436	2,448
AES Corp. (I)	4,362	47,851
AES Gener SA (I)	12,208	7,399
AES Tiete SA	800	7,249
Algonquin Power & Utilities Corp.	200	1,357
Boralex, Inc. (I)	200	1,774
Calpine Corp. (I)	4,400	76,120
Capital Power Corp.	200	4,331
Capstone Infrastructure Corp.	350	1,577
China Longyuan Power Group Corp., H Shares	13,000	8,519
China Power New Energy
Development Company, Ltd. (I)	100,000	3,728
China Resource Power Holdings, Ltd.	8,000	17,479
Drax Group PLC	2,951	24,192
EDP Renovaveis SA (I)	1,363	6,113
Electric Power Development Company, Ltd.	500	13,102
Empresa Nacional de Electricidad SA, ADR	298	14,292
Energy Development Corp.	82,000	11,933
Energy World Corp., Ltd. (I)	12,838	5,323
Etrion Corp. (I)	662	227
Genie Energy, Ltd., B Shares (I)	500	3,585
GVK Power & Infrastructure, Ltd. (I)	6,734	1,870
Huaneng Power International, Inc., ADR (L)	500	14,965
Infigen Energy (I)	6,731	1,841
Jaiprakash Power Ventures, Ltd. (I)	5,500	3,679
JSW Energy, Ltd.	1,338	1,538
Maxim Power Corp. (I)	100	182
MPX Energia SA (I)	1,800	9,589
National Hydroelectric Power Corp. Ltd.	17,228	6,308
Northland Power, Inc. (L)	847	16,404
NRG Energy, Inc. (L)	2,111	45,154
Ormat Technologies, Inc.	600	11,250
PTC India, Ltd.	2,981	3,979
Ram Power Corp. (I)	365	76
Ratchaburi Electricity Generating
Holding PCL	7,200	11,345
Reliance Power, Ltd. (I)	5,453	10,131
Sechilienne-Sidec SA	300	4,721
Terna Energy SA (I)	291	758
Theolia SA (I)	223	408
Tractebel Energia SA	1,000	15,785
TransAlta Corp.	1,399	21,417

		445,145

119

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities - 0.7%
A2A SpA	9,798	$4,861
Acegas-APS SpA	336	2,291
AGL Energy, Ltd.	1,916	29,698
Alliant Energy Corp.	500	21,695
Ameren Corp.	1,300	42,471
Black Hills Corp.	500	17,785
Canadian Utilities, Ltd.	400	27,948
CenterPoint Energy, Inc.	2,000	42,600
Centrica PLC	19,344	102,530
CH Energy Group, Inc.	200	13,042
CMS Energy Corp.	1,400	32,970
Consolidated Edison, Inc.	1,357	81,271
Dominion Resources, Inc.	2,620	138,703
DTE Energy Company	900	53,946
DUET Group	9,592	20,260
E.ON AG	7,314	173,817
GDF Suez	5,645	126,506
Integrys Energy Group, Inc.	400	20,880
Just Energy Group, Inc. (L)	1,200	13,097
MDU Resources Group, Inc.	700	15,428
MVV Energie AG	69	1,897
National Grid PLC, ADR	1,792	99,205
NiSource, Inc.	1,300	33,124
NorthWestern Corp.	300	10,869
PG&E Corp.	1,865	79,580
Public Service Enterprise Group, Inc.	3,044	97,956
Redes Energeticas Nacionais SA	2,238	5,778
RWE AG	1,999	89,593
SCANA Corp.	500	24,135
Sempra Energy	1,000	64,490
Suez Environnement Company	808	9,171
TECO Energy, Inc. (L)	1,300	23,062
Telecom Plus PLC	342	4,674
Vector, Ltd.	1,058	2,497
Vectren Corp.	500	14,300
Veolia Environnement SA	793	8,543
Wisconsin Energy Corp.	1,100	41,437
YTL Corp. BHD	20,154	11,324
YTL Power International BHD	13,100	7,113

		1,610,547
Water Utilities - 0.1%
Aguas Andinas SA	1,641	1,100
American States Water Company (L)	200	8,886
American Water Works Company, Inc.	900	33,354
Aqua America, Inc.	1,084	26,840
Cadiz, Inc. (I)	400	3,884
California Water Service Group	400	7,460
Cia de Saneamento de Minas Gerais	300	6,822
Companhia de Saneamento Basico de Estado
de Sao Paulo, ADR	200	16,242
Connecticut Water Service, Inc.	200	6,380
Consolidated Water Company, Ltd.	300	2,481
Guangdong Investment, Ltd.	18,000	14,129
Hyflux, Ltd.	6,000	6,851
Inversiones Aguas Metropolitanas SA	2,737	5,019
Manila Water Company, Inc.	7,000	4,522
Middlesex Water Company	200	3,832
Pennon Group PLC	2,175	25,395
Severn Trent PLC	1,206	32,709
SJW Corp. (L)	300	7,608
Thai Tap Water Supply PCL	15,100	3,728

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Water Utilities (continued)
United Utilities Group PLC	3,867	$44,778

		262,020

		5,427,423

TOTAL COMMON STOCKS (Cost $128,253,576)		$164,211,379

PREFERRED SECURITIES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE	906	54,309
Diversified Consumer Services - 0.0%
Kroton Educacional SA (I)	8	8
Leisure Equipment & Products - 0.0%
Forjas Taurus SA	554	738
Multiline Retail - 0.0%
Lojas Americanas SA	1,484	11,619
Textiles, Apparel & Luxury Goods - 0.0%
Alpargatas SA	1,870	13,145

		79,819
Consumer Staples - 0.0%
Beverages - 0.0%
Embotelladora Andina SA, Class A	2,425	11,349
Embotelladora Andina SA, Class B	1,067	6,152

		17,501
Food & Staples Retailing - 0.0%
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	4	179

		17,680
Financials - 0.0%
Commercial Banks - 0.0%
Itau Unibanco Holding SA	800	12,072
Banco do Estado do Rio Grande do Sul SA	1,000	8,504
Banco Daycoval SA	600	3,226

		23,802
Diversified Financial Services - 0.0%
Banco ABC Brasil SA	1,800	10,744

		34,546
Industrials - 0.0%
Building Products - 0.0%
Eucatex SA Industria e Comercio	900	3,330
Commercial Services & Supplies - 0.0%
Contax Participacoes SA	400	3,769
Machinery - 0.0%
Marcopolo SA	2,500	14,613
Randon Participacoes SA	1,200	6,967

		21,580

		28,679
Materials - 0.0%
Containers & Packaging - 0.0%
Klabin SA	6,500	33,987
Metals & Mining - 0.0%
Gerdau SA	875	8,322
Usinas Siderurgicas de Minas Gerais SA	3,400	16,973
Cia Ferro Ligas da Bahia - Ferbasa	300	1,569

		26,864

120

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Paper & Forest Products - 0.0%
Suzano Papel e Celulose SA	2,750	$7,230

		68,081
Telecommunication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	314	6,860
Oi SA	1,348	5,419

		12,279

		12,279
Utilities - 0.0%
Electric Utilities - 0.0%
Cia Energetica do Ceara	200	3,601
Companhia de Transmissao de Energia
Eletrica Paulista	200	3,717

		7,318
Independent Power Producers & Energy Traders - 0.0%
Companhia Energetica de Sao Paulo	900	9,612
AES Tiete SA	800	8,997

		18,609

		25,927

TOTAL PREFERRED SECURITIES (Cost $249,383)		$267,011

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 28.4%
U.S. Government - 9.5%
U.S. Treasury Bonds
6.000%, 02/15/2026	$750,000	$1,098,281
6.750%, 08/15/2026	1,400,000	2,191,437
6.875%, 08/15/2025	525,000	818,836
7.250%, 08/15/2022	470,000	717,191
7.500%, 11/15/2024	675,000	1,088,859
8.875%, 08/15/2017	1,409,000	1,969,078
9.250%, 02/15/2016	2,015,000	2,614,620
9.875%, 11/15/2015	370,000	479,381
10.625%, 08/15/2015	1,431,000	1,852,139
11.250%, 02/15/2015	466,000	586,723
U.S. Treasury Notes
2.250%, 07/31/2018	2,500,000	2,707,030
2.625%, 02/29/2016	1,750,000	1,883,984
2.750%, 02/15/2019	1,200,000	1,337,626
3.625%, 02/15/2020	1,900,000	2,240,070
8.125%, 05/15/2021	350,000	544,769

		22,130,024
U.S. Government Agency - 18.9%
Federal Farm Credit Bank
3.400%, 06/04/2018	1,000,000	1,132,729
3.650%, 12/21/2020	1,100,000	1,278,680
4.875%, 12/16/2015 to 01/17/2017	3,700,000	4,338,265
5.125%, 08/25/2016	2,200,000	2,584,542
5.220%, 05/15/2023	2,480,000	3,211,793
5.250%, 03/06/2023	1,135,000	1,454,011
Federal Home Loan Bank
3.375%, 06/12/2020	500,000	572,914
3.625%, 03/10/2017	800,000	897,174
4.375%, 03/13/2026	900,000	1,100,650
4.500%, 09/13/2019	1,850,000	2,243,943
4.750%, 12/16/2016	2,650,000	3,109,221
4.875%, 05/17/2017	1,900,000	2,265,758
5.000%, 12/21/2015 to 11/17/2017	2,600,000	3,015,456
5.125%, 10/19/2016	1,750,000	2,057,382
5.250%, 12/09/2022	1,155,000	1,505,731

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank (continued)
5.365%, 09/09/2024	$800,000	$1,061,638
5.375%, 05/18/2016 to 05/15/2019	2,850,000	3,421,508
5.625%, 06/11/2021	905,000	1,192,717
Tennessee Valley Authority
3.875%, 02/15/2021	450,000	528,554
4.500%, 04/01/2018	1,300,000	1,548,260
5.500%, 07/18/2017	1,250,000	1,526,483
6.250%, 12/15/2017	2,986,000	3,806,732

		43,854,141

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $61,959,109)		$65,984,165

WARRANTS - 0.0%
Seat Pagine Gialle SpA (Expiration
Date: 08/31/2014) (I)(N)	662	2

TOTAL WARRANTS (Cost $0)		$2

RIGHTS - 0.0%
Brookfield Incorporacoes SA (Expiration Date:
10/18/2012; Strike Price: BRL 3.06) (I)	446	189
Cie Generale de Geophysique - Veritas
(Expiration Date: 10/12/2012; Strike Price
EUR 17.00) (I)	928	1,498
KTB Investment & Securities Company, Ltd.
(Expiration Date: 10/11/2012; Strike Price:
THB 12.60 ) (I)	5,125	949
Mediclinic International Ltd. (Expiration Date:
10/05/2012; Strike Price ZAR 28.63) (I)	401	590
Raffles Education Corp. Ltd. (Expiration Date:
10/16/2012; Strike Price SGD 0.14) (I)	1,467	269
YTL Corp. BHD (Expiration Date:
10/17/2012; Strike Price: MYR 0.20) (I)	1,344	125

TOTAL RIGHTS (Cost $0)		$3,620

SECURITIES LENDING COLLATERAL - 6.8%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	1,568,785	$15,701,339

TOTAL SECURITIES LENDING
COLLATERAL (Cost $15,700,585)		$15,701,339

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
State Street Institutional Liquid Reserves
Fund, 0.2106% (Y)	197,006	197,006

TOTAL SHORT-TERM INVESTMENTS (Cost $197,006)		$197,006

Total Investments (Disciplined Diversification Trust)
(Cost $206,359,659) - 106.1%		$246,364,522
Other assets and liabilities, net - (6.1%)		(14,215,645)

TOTAL NET ASSETS - 100.0%		$232,148,877

121

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.6%
Brazil - 9.7%
B2W Cia Global do Varejo (I)	7,000	$36,774
Banco Alfa de Investimento SA	35,300	100,123
Banco Santander Brasil SA, ADR (L)	1,309,081	9,647,927
Bematech SA	98,850	238,927
BM&F Bovespa SA	319,300	1,929,424
Brasilagro - Companhia Brasileira De
Propriedades Agricolas (I)	12,800	60,677
Brookfield Incorporacoes SA	464,545	905,144
Camargo Correa
Desenvolvimento Imobiliario SA (I)	121,650	330,041
Cia Providencia Industria e Comercio SA	52,100	176,044
CR2 Empreendimentos Imobiliarios SA	9,300	22,387
Even Construtora e Incorporadora SA	261,400	1,007,046
Fertilizantes Heringer SA (I)	21,600	152,257
Fibria Celulose SA (I)	94,998	863,639
Fibria Celulose SA, ADR (I)(L)	311,742	2,911,670
Forjas Taurus SA	7,434	9,571
Gafisa SA (I)	393,561	865,844
Gafisa SA, ADR (I)(L)	151,219	660,827
Gerdau SA	169,029	1,328,219
Gerdau SA, ADR (L)	934,098	8,883,272
Grendene SA	80,300	544,642
Hypermarcas SA (I)	457,222	3,358,261
Industrias Romi SA (I)	111,700	319,576
Inepar SA Industria e Construcoes (I)	4,400	4,449
JBS SA (I)	1,268,123	4,203,619
Log-in Logistica Intermodal SA (I)	123,900	385,039
Magnesita Refratarios SA	353,056	1,306,164
Marfrig Alimentos SA (I)	354,847	2,065,455
Metalfrio Solutions SA (I)	10,900	23,066
Minerva SA	52,000	288,312
Paranapanema SA (I)	511,050	647,872
PDG Realty SA Empreendimentos
e Participacoes	1,292,389	2,435,282
Petroleo Brasileiro SA	281,342	3,233,577
Petroleo Brasileiro SA, ADR (L)	861,825	19,770,266
Petroleo Brasileiro SA, ADR, Class A (L)	1,254,765	27,692,664
Plascar Participacoes Industriais SA	4,800	2,462
Positivo Informatica SA (I)	102,700	257,858
Profarma Distribuidora de
Produtos Farmaceuticos SA	20,000	144,925
Rodobens Negocios Imobiliarios SA	63,500	369,614
Rossi Residencial SA	200,309	497,005
Sao Carlos Empreendimentos
e Participacoes SA	9,905	196,659
Sao Martinho SA	66,201	781,121
SLC Agricola SA	44,600	478,505
Springs Global Participacoes SA (I)	74,733	101,377
Tecnisa SA	48,022	223,854
Tereos Internacional SA	56,400	80,403
TPI - Triunfo Participacoes e Investimentos SA	39,410	215,785
Trisul SA (I)	56,446	69,609
Usinas Siderurgicas de Minas Gerais SA	319,300	1,830,197
Vanguarda Agro SA (I)	1,000,864	182,671
Viver Incorporadora e Construtora SA (I)	539,950	319,615

		102,159,717
Chile - 1.8%
Cementos Bio Bio SA (I)	50,384	71,165
Cia General de Electricidad	46,090	204,046
Cia Sud Americana de Vapores SA (I)	2,193,921	219,230
Cristalerias de Chile SA	66,213	537,409
Empresas CMPC SA	1,737,226	6,778,972
Empresas COPEC SA	108,030	1,594,203
Empresas Hites SA	25,875	15,805

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chile (continued)
Empresas Iansa SA	1,776,092	$132,921
Empresas La Polar SA (I)	130,383	55,908
Enersis SA, ADR	371,730	6,092,655
Gasco SA	130,347	920,549
Inversiones Aguas Metropolitanas SA	143,323	262,837
Madeco SA	10,353,871	381,981
Masisa SA	4,707,749	472,412
PAZ Corp., SA	73,479	40,740
Ripley Corp. SA	328,912	310,641
Salfacorp SA	28,153	67,007
Sociedad Matriz SAAM SA (I)	1,645,835	176,953
Socovesa SA	223,418	101,265
Vina Concha y Toro SA	3,019	6,326
Vina San Pedro Tarapaca SA	19,029,176	120,349

		18,563,374
China - 9.2%
Agile Property Holdings, Ltd.	760,000	856,137
Agricultural Bank of China, Ltd., H Shares	11,169,000	4,344,474
Aluminum Corp. of China, Ltd.,
H Shares (I)(L)	628,000	255,652
Angang Steel Company, Ltd., H Shares (I)(L)	1,318,000	675,639
Anhui Tianda Oil Pipe Company, Ltd.,
H Shares	135,000	18,773
Anton Oilfield Services Group	1,026,000	239,978
Asia Cement China Holdings Corp.	265,500	111,911
Bank of China, Ltd., H Shares	64,081,694	24,373,928
Bank of Communications Company, Ltd.,
H Shares	7,526,876	5,087,555
Baoye Group Company, Ltd., H Shares	376,000	217,153
Beijing Capital International Airport
Company, Ltd., H Shares	2,612,000	1,748,645
Beijing Capital Land, Ltd., H Shares	1,272,000	363,012
Beijing Jingkelong Company, Ltd., H Shares	38,000	18,648
Beijing North Star Company, H Shares	866,000	153,440
Besunyen Holdings Co Ltd. (I)	321,000	22,316
Boer Power Holdings Ltd.	117,000	40,937
BYD Electronic International Company, Ltd.	947,500	201,531
Catic Shenzhen Holdings, Ltd., H Shares	152,000	51,487
Changshouhua Food Co Ltd.	91,000	42,203
China Aoyuan Property Group, Ltd.	1,387,000	177,013
China Automation Group, Ltd.	388,000	78,872
China Citic Bank Corp., Ltd., H Shares	6,750,775	3,180,032
China Coal Energy Company, Ltd., H Shares	3,748,000	3,401,791
China Communications Construction
Company, Ltd., H Shares	4,413,555	3,552,544
China Communications Services Corp., Ltd.,
H Shares	1,521,200	884,668
China Construction Bank Corp., H Shares	500,000	345,512
China COSCO Holdings Company, Ltd.,
H Shares (I)(L)	1,826,500	744,738
China Dongxiang Group Company	2,254,000	240,235
China Huiyuan Juice Group, Ltd. (I)	1,032,500	311,547
China ITS Holdings Company, Ltd. (I)	528,000	69,156
China Minsheng Banking Corp., Ltd.,
H Shares (L)	4,580,500	3,599,097
China Molybdenum Company, Ltd.,
H Shares (I)	599,000	257,224
China National Materials Company, Ltd.,
H Shares	832,000	233,686
China Nickel Resources Holding Company, Ltd.	518,000	38,645
China Petroleum & Chemical Corp., ADR (L)	146,867	13,573,448
China Petroleum & Chemical Corp., H Shares	4,167,439	3,871,970
China Qinfa Group, Ltd.	424,000	50,023
China Railway Construction Corp., H Shares	1,993,165	1,791,467

122

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
China Rare Earth Holdings, Ltd.	1,000,000	$221,628
China Rongsheng Heavy Industry
Group Company, Ltd. (L)	1,175,000	155,576
China Sanjiang Fine Chemicals Co Ltd.	170,000	47,698
China SCE Property Holdings, Ltd.	71,000	15,394
China Shanshui Cement Group, Ltd.	195,000	126,850
China Shipping Container Lines Company, Ltd.,
H Shares (I)(L)	4,448,150	900,222
China Shipping Development Company, Ltd.,
H Shares	920,000	380,096
China Southern Airlines Company, Ltd.,
H Shares	1,138,000	499,473
China Tontine Wines Group Ltd.	248,000	23,273
China Wireless Technologies, Ltd.	788,000	191,305
China Yurun Food Group, Ltd. (I)(L)	905,000	649,600
China ZhengTong Auto
Services Holdings, Ltd. (I)	104,000	64,921
China Zhongwang Holdings, Ltd. (I)(L)	876,000	329,402
Chongqing Iron & Steel Company, Ltd.,
H Shares (I)	654,000	79,016
Chongqing Machinery & Electric
Company, Ltd., H Shares	486,000	63,629
Chu Kong Petroleum & Natural Gas Steel
Pipe Holdings, Ltd.	164,000	61,497
Comtec Solar Systems Group Ltd. (I)	314,000	32,774
CPMC Holdings, Ltd.	64,000	44,432
Dalian Port PDA Company, Ltd., H Shares	586,000	115,213
Evergreen International Holdings, Ltd.	122,000	23,848
Fantasia Holdings Group Company, Ltd.	763,500	73,610
Fosun International, Ltd.	2,296,500	1,104,580
Great Wall Technology Company, Ltd.,
H Shares	324,942	59,804
Greentown China Holdings, Ltd.	770,500	830,197
Guangshen Railway Company, Ltd., ADR (L)	35,688	563,870
Guangzhou Automobile Group Company, Ltd.,
H Shares	1,948,415	1,273,934
Guangzhou R&F Properties Company, Ltd.,
H Shares	420,400	483,865
Hainan Meilan International Airport
Company, Ltd., H Shares	201,000	123,623
Harbin Electric Company, Ltd., H Shares	888,000	679,563
Hidili Industry International Development, Ltd.	1,278,000	306,607
Honghua Group, Ltd.	1,182,000	227,601
Hunan Nonferrous Metal Corp., Ltd.,
H Shares (I)	248,000	70,203
International Taifeng Holdings, Ltd.	204,000	52,452
Kaisa Group Holdings, Ltd. (I)	1,211,000	219,329
Kingdee International Software
Group Company, Ltd. (I)	106,000	21,888
Leoch International Technology Ltd.	102,000	12,755
Li Ning Company, Ltd. (I)	24,000	12,721
Lingbao Gold Company, Ltd., H Shares	140,000	62,448
Lonking Holdings, Ltd. (L)	839,000	139,680
Maanshan Iron & Steel Company, Ltd.,
H Shares (I)	1,866,000	435,078
Maoye International Holdings, Ltd.	214,000	37,395
Metallurgical Corp. of China, Ltd., H Shares (I)	1,936,000	386,366
Minth Group, Ltd.	214,000	225,673
O-Net Communications Group, Ltd.	244,000	56,402
PCD Stores Group, Ltd.	2,302,000	183,947
Peak Sport Products Company, Ltd.	570,000	100,587
Powerlong Real Estate Holdings, Ltd.	627,000	101,468
Qunxing Paper Holdings Company, Ltd.	634,371	168,859
Renhe Commercial
Holdings Company, Ltd. (I)(L)	4,204,000	169,791

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Semiconductor Manufacturing
International Corp., ADR (I)	140,377	$252,679
Semiconductor
Manufacturing International Corp. (I)	15,570,000	559,655
Shandong Chenming Paper Holdings, Ltd.,
H Shares	335,500	113,361
Shanghai Jin Jiang International Hotels Group
Company, Ltd., H Shares	848,000	114,583
Shanghai Prime Machinery Company, Ltd.,
H Shares	962,000	127,568
Shengli Oil & Gas Pipe Holdings, Ltd.	268,500	21,037
Shui On Land, Ltd. (L)	3,110,698	1,170,615
Sijia Group Company	93,000	20,502
Sino Dragon New Energy Holdings, Ltd. (I)	488,000	11,637
Sino-Ocean Land Holdings, Ltd.	4,137,624	2,337,951
SinoMedia Holding, Ltd.	61,139	25,777
Sinotrans, Ltd., H Shares	2,019,000	262,566
Sinotruk Hong Kong, Ltd.	836,500	486,304
Soho China, Ltd.	2,544,000	1,562,338
SPG Land Holdings, Ltd. (I)	353,625	72,399
Sunac China Holdings Ltd.	248,000	120,515
Sunny Optical Technology
Group Company, Ltd.	209,000	115,125
Tiangong International Company, Ltd.	478,000	97,081
Travelsky Technology, Ltd., H Shares	1,285,500	681,605
Weiqiao Textile Company, H Shares	603,000	219,088
West China Cement, Ltd.	76,000	13,359
Xiamen International Port Company, Ltd.,
H Shares	1,372,000	137,345
Xingda International Holdings, Ltd.	607,000	190,114
Xinhua Winshare Publishing and Media
Company, Ltd., H Shares	641,000	317,340
Xinjiang Goldwind Science & Technology
Company, Ltd., H Shares	158,000	53,708
Xinjiang Xinxin Mining Industry
Company, Ltd., H Shares	903,000	162,514
Xiwang Sugar Holdings Company, Ltd.	665,717	66,850
Yantai North Andre Juice Company, H Shares	150,000	5,998
Yuzhou Properties Company	158,400	38,345
Zhejiang Glass Company, Ltd., H Shares (I)	162,000	0
Zhong An Real Estate, Ltd. (I)	801,600	81,577

		96,874,766
Czech Republic - 0.5%
Komercni Banka AS	11,387	2,272,273
Pegas Nonwovens SA	22,565	550,525
Telefonica Czech Republic AS (I)	551	11,141
Unipetrol AS (I)(L)	214,695	1,876,877

		4,710,816
Hong Kong - 4.7%
361 Degrees International, Ltd.	523,000	137,621
AMVIG Holdings, Ltd.	494,000	147,100
Asian Citrus Holdings, Ltd.	324,000	166,803
AVIC International Holding
Hong Kong, Ltd. (I)	1,840,152	58,085
Beijing Development Hong Kong, Ltd. (I)	231,000	44,670
Beijing Enterprises Holdings, Ltd.	347,500	2,315,202
Beijing Enterprises Water Group, Ltd.	54,000	12,906
Beijing Properties Holdings Ltd. (I)	176,000	7,486
C C Land Holdings, Ltd.	822,084	176,181
Carnival Group International Holdings Ltd. (I)	134,000	6,275
Central China Real Estate, Ltd.	531,732	129,922
Chaoda Modern Agriculture Holdings, Ltd. (I)	3,056,474	122,261
Chigo Holding, Ltd. (I)	2,796,000	61,260

123

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
China Aerospace International Holdings, Ltd.	1,971,200	$139,721
China Agri-Industries Holdings, Ltd.	1,361,000	767,713
China All Access Holdings Ltd.	244,000	38,445
China Chengtong Development Group, Ltd. (I)	526,000	19,440
China Energine International Holdings, Ltd. (I)	857,853	25,768
China Everbright, Ltd.	998,000	1,240,730
China Glass Holdings, Ltd.	238,000	24,707
China Grand Forestry Green
Resources Group, Ltd. (I)	331,800	21,200
China Green Holdings, Ltd. (I)(L)	422,627	98,836
China Haidian Holdings, Ltd.	1,124,000	114,145
China High Precision Automation Group, Ltd.	18,000	2,879
China High Speed Transmission Equipment
Group Company, Ltd. (I)	938,000	273,207
China Lumena New Materials Corp. (L)	2,036,000	358,074
China Metal Recycling Holdings, Ltd.	180,600	166,722
China New Town
Development Company, Ltd. (I)	1,505,165	61,122
China Ocean Resources Company, Ltd.	8,670	30,746
China Oil and Gas Group, Ltd. (I)	2,400,000	253,043
China Pharmaceutical Group, Ltd. (I)	1,074,000	306,733
China Properties Group, Ltd. (I)	724,000	216,017
China Singyes Solar
Technologies Holdings, Ltd.	103,200	50,427
China South City Holdings, Ltd.	956,000	135,567
China Starch Holdings, Ltd.	1,415,000	37,135
China Tianyi Holdings, Ltd. (I)	128,000	17,691
China Travel International Investment
Hong Kong, Ltd.	4,134,000	744,170
China Unicom Hong Kong, Ltd.	4,504,000	7,343,787
China Unicom Hong Kong, Ltd., ADR (L)	214,448	3,497,647
China Vanadium Titano - Magnetite
Mining Company, Ltd.	411,000	63,311
CIMC Enric Holdings, Ltd.	104,000	62,150
Citic Pacific, Ltd.	1,524,000	1,816,109
Citic Resources Holdings, Ltd. (I)	3,528,000	466,760
Coastal Greenland, Ltd. (I)	710,000	27,372
Comba Telecom Systems Holdings, Ltd.	244,000	81,094
Cosco International Holdings, Ltd.	925,625	363,421
COSCO Pacific, Ltd.	1,575,220	2,209,656
DaChan Food Asia, Ltd.	612,000	86,792
Dawnrays Pharmaceutical Holdings, Ltd.	44,000	9,120
Dynasty Fine Wines Group, Ltd. (I)	330,000	52,993
Franshion Properties China, Ltd.	3,012,000	916,786
Fufeng Group, Ltd.	291,000	96,049
GCL-Poly Energy Holdings, Ltd. (L)	5,019,000	765,354
Global Bio-Chem Technology
Group Company, Ltd.	2,520,000	265,652
Global Sweeteners Holdings, Ltd. (I)	148,000	9,544
Glorious Property Holdings, Ltd. (I)	2,284,000	360,949
Golden Meditech Holdings, Ltd.	828,000	96,986
Goldlion Holdings, Ltd.	261,000	114,296
GOME Electrical Appliances Holdings, Ltd.	8,845,000	931,146
Heng Tai Consumables Group, Ltd. (I)	3,363,862	69,939
HKC Holdings, Ltd.	4,298,149	166,229
Hopson Development Holdings, Ltd. (I)(L)	850,000	625,848
Hua Han Bio-Pharmaceutical Holdings, Ltd.,
H Shares	679,040	141,525
Huscoke Resources Holdings, Ltd. (I)	2,258,000	21,192
Hutchison Harbour Ring, Ltd.	536,000	45,561
Inspur International, Ltd.	2,440,000	67,560
Ju Teng International Holdings, Ltd.	778,000	323,997
Kai Yuan Holdings, Ltd. (I)	2,980,000	81,830
Kingboard Chemical Holdings, Ltd.	630,525	1,502,757
Kingboard Laminates Holdings, Ltd.	244,500	101,229

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Kingway Brewery Holdings, Ltd.	578,000	$174,975
KWG Property Holding, Ltd.	1,117,013	616,044
Lai Fung Holdings, Ltd.	8,970,000	175,785
Le Saunda Holdings	22,000	5,956
Lee & Man Paper Manufacturing, Ltd.	674,000	292,450
Lijun International
Pharmaceutical Holding, Ltd.	210,000	53,332
Loudong General Nice Resources
China Holdings, Ltd. (I)	590,400	23,598
MIN XIN Holdings, Ltd.	116,000	64,122
Mingyuan Medicare
Development Company, Ltd. (I)	1,830,000	32,494
Minmetals Land, Ltd.	798,000	96,427
Nan Hai Corp., Ltd. (I)	27,150,000	97,812
NetDragon Websoft, Inc.	91,500	102,636
New World China Land, Ltd.	2,335,200	898,715
New World Department Store China, Ltd.	51,000	28,314
Nine Dragons Paper Holdings, Ltd.	872,000	440,341
PetroAsian Energy Holdings, Ltd. (I)	600,000	12,506
Poly Property Group Company, Ltd. (I)(L)	1,500,453	799,978
Pou Sheng International Holdings, Ltd. (I)	503,000	31,059
Prosperity International Holdings HK, Ltd. (I)	1,320,000	51,784
Qin Jia Yuan Media Services Company, Ltd.	1,637,320	16,627
Qingling Motors Company, Ltd., H Shares	1,054,000	234,449
Real Nutriceutical Group, Ltd.	529,000	162,415
Regent Manner International Holdings, Ltd.	360,000	79,186
REXLot Holdings, Ltd.	4,434,921	331,362
Royale Furniture Holdings, Ltd	138,500	17,074
Samson Holding, Ltd.	361,548	42,828
Shanghai Industrial Holdings, Ltd.	620,000	1,836,870
Shanghai Industrial Urban
Development Group, Ltd. (I)	775,000	117,586
Shanghai Zendai Property, Ltd. (I)	2,530,000	39,690
Shenzhen International Holdings, Ltd.	10,320,000	703,768
Shenzhen Investment, Ltd.	2,476,000	573,016
Shimao Property Holdings, Ltd. (L)	1,805,000	3,088,542
Shougang Concord International
Enterprises Company, Ltd. (I)	4,306,000	196,280
Shougang Fushan Resources Group, Ltd.	2,306,000	615,492
Silver Grant International, Ltd.	1,072,000	169,355
SIM Technology Group, Ltd. (I)	650,000	35,861
Sino Oil And Gas Holdings, Ltd. (I)	3,850,000	75,886
Sino Prosper State Gold
Resources Holdings, Ltd. (I)	365,000	16,247
Sinofert Holdings, Ltd.	2,924,000	570,027
Sinolink Worldwide Holdings, Ltd. (I)	2,292,000	179,661
Sinotrans Shipping, Ltd.	842,000	189,527
Skyworth Digital Holdings, Ltd. (L)	1,580,380	743,898
SMI Corp., Ltd. (I)	1,280,000	31,053
Solargiga Energy Holdings, Ltd. (I)	354,000	17,920
SRE Group, Ltd. (I)	3,206,857	109,135
Tak Sing Alliance Holdings, Ltd.	182,675	19,315
TCC International Holdings, Ltd.	696,000	171,735
TCL Communication
Technology Holdings, Ltd.	285,000	103,357
TCL Multimedia Technology Holdings, Ltd.	737,200	397,818
Texhong Textile Group, Ltd. (I)	20,000	6,549
Tian An China Investment, Ltd.	741,000	422,534
Tianjin Port Development Holdings, Ltd.	744,000	78,630
Tianneng Power International, Ltd.	192,000	116,789
Tomson Group, Ltd.	386,807	92,171
TPV Technology, Ltd.	583,684	127,585
Truly International Holdings, Ltd.	987,000	148,474
VODone, Ltd.	1,977,400	175,776
Wasion Group Holdings, Ltd.	318,000	114,384

124

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Welling Holding, Ltd.	36,000	$4,351
Wuyi International
Pharmaceutical Company, Ltd.	215,000	10,534
Yanchang Petroleum International, Ltd. (I)	2,560,000	164,725
Yip’s Chemical Holdings, Ltd.	16,000	10,387
Yuexiu Property Company, Ltd.	7,105,250	1,788,626

		49,460,474
Hungary - 0.5%
Danubius Hotel and Spa PLC (I)	6,805	80,388
EGIS Pharmaceuticals PLC	3,776	299,841
Fotex Holding SE (I)	8,707	5,930
OTP Bank PLC (L)	282,692	4,977,514

		5,363,673
India - 8.2%
Aarti Industries, Ltd.	51,087	75,902
Aban Offshore, Ltd.	15,263	127,000
ABG Shipyard, Ltd.	7,189	51,077
Adani Enterprises, Ltd.	100,814	384,035
Aditya Birla Nuvo, Ltd.	55,261	940,708
Alembic Pharmaceuticals, Ltd.	38,283	52,196
Alembic, Ltd. (I)	64,183	19,100
Allahabad Bank	186,565	517,366
Alok Industries, Ltd.	568,576	135,680
Amtek Auto, Ltd.	146,074	245,077
Anant Raj Industries, Ltd.	54,720	74,169
Andhra Bank	198,888	424,673
Ansal Properties & Infrastructure, Ltd.	30,966	16,994
Apollo Tyres, Ltd.	226,563	398,712
Arvind, Ltd.	104,084	157,821
Ashok Leyland, Ltd.	1,096,572	499,930
Aurobindo Pharma, Ltd.	89,300	240,651
Bajaj Finance, Ltd.	13,541	302,925
Bajaj Hindusthan, Ltd.	344,964	207,960
Bajaj Holdings and Investment, Ltd.	49,562	739,838
Ballarpur Industries, Ltd.	403,880	151,215
Balmer Lawrie & Company, Ltd.	5,100	58,608
Balrampur Chini Mills, Ltd. (I)	206,266	264,489
Bank of Baroda	88,490	1,335,405
Bank of India	114,231	672,440
Bank of Maharashtra	152,501	145,631
BEML, Ltd.	14,453	83,930
Bhushan Steel, Ltd.	43,136	405,746
Birla Corp., Ltd.	41,435	221,915
Bombay Burmah Trading Company, Ltd.	3,000	31,281
Bombay Dyeing &
Manufacturing Company, Ltd.	4,919	45,795
Bombay Rayon Fashions, Ltd.	7,468	37,972
Brigade Enterprises, Ltd.	1,477	1,669
Cairn India, Ltd. (I)	631,653	3,956,642
Canara Bank	98,171	801,010
Central Bank of India	54,446	80,763
Century Textile & Industries, Ltd.	34,929	237,792
City Union Bank, Ltd.	162,675	162,986
Corporation Bank	11,690	92,984
Dalmia Bharat Enterprises, Ltd.	12,925	41,147
DB Realty, Ltd. (I)	35,138	47,312
DCM Shriram Consolidated, Ltd.	39,804	39,662
Deepak Fertilizers & Petrochemicals Corp., Ltd.	28,839	71,975
Dena Bank	27,208	54,559
Development Credit Bank, Ltd. (I)	121,079	100,349
DLF, Ltd.	430,090	1,897,093
Dredging Corp. of India, Ltd. (I)	1,365	6,519
Edelweiss Financial Services, Ltd.	304,550	194,579

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Educomp Solutions, Ltd.	42,399	$128,378
EID Parry India, Ltd.	80,296	348,839
Elder Pharmaceuticals, Ltd.	7,799	43,900
Electrosteel Castings, Ltd.	89,970	34,837
Era Infra Engineering, Ltd.	27,222	71,977
Escorts, Ltd.	44,637	54,072
Essar Oil, Ltd. (I)	184,984	176,654
Essar Ports, Ltd.	16,178	28,385
Essel Propack, Ltd.	37,352	23,014
Federal Bank, Ltd.	163,534	1,383,217
Finolex Cables, Ltd.	54,200	42,538
Finolex Industries, Ltd.	46,584	55,565
Fortis Healthcare, Ltd. (I)	65,125	127,445
Future Capital Holdings, Ltd.	4,573	13,637
Gammon India, Ltd.	85,633	76,933
Gateway Distriparks, Ltd.	10,919	29,827
Geodesic, Ltd.	94,402	76,595
Gitanjali Gems, Ltd.	56,665	371,607
Graphite India, Ltd.	75,117	114,952
Grasim Industries, Ltd.	28,107	1,878,889
GTL Infrastructure, Ltd. (I)	100,276	16,631
Gujarat Alkalies & Chemicals, Ltd.	24,028	60,371
Gujarat Ambuja Exports, Ltd.	63,882	26,594
Gujarat Flourochemicals, Ltd.	3,024	22,023
Gujarat Narmada Valley
Fertilizers Company, Ltd.	66,143	109,370
Gujarat NRE Coke, Ltd.	79,738	28,266
Gujarat State Fertilisers & Chemicals, Ltd.	105,690	160,423
Gujarat State Petronet, Ltd.	58,786	89,911
HBL Power Systems, Ltd. (I)	5,099	1,507
HCL Infosystems, Ltd.	126,394	103,350
HEG, Ltd.	12,877	51,790
HeidelbergCement India, Ltd. (I)	4,823	4,452
Hexa Tradex, Ltd. (I)	32,971	16,714
Hexaware Technologies, Ltd.	25,880	59,495
Hindalco Industries, Ltd.	1,340,282	3,059,468
Hinduja Ventures, Ltd.	5,620	41,880
Hindustan Construction Company, Ltd. (I)	223,609	76,650
Hotel Leela Venture, Ltd. (I)	112,448	65,341
Housing Development & Infrastructure, Ltd. (I)	220,761	404,821
HSIL, Ltd.	5,997	14,802
ICICI Bank, Ltd.	167,495	3,367,219
IDBI Bank, Ltd.	267,194	507,720
IDFC, Ltd.	119,156	347,359
IFCI, Ltd.	181,420	106,571
India Cements, Ltd.	258,302	462,327
India Infoline, Ltd.	213,160	233,451
Indiabulls Financial Services, Ltd.	240,661	976,299
Indiabulls Infrastructure and Power, Ltd. (I)	930,247	111,993
Indiabulls Real Estate, Ltd.	315,338	343,906
Indian Bank	70,234	256,981
Indian Hotels Company, Ltd.	155,176	197,103
Indian Overseas Bank	234,477	348,670
ING Vysya Bank, Ltd.	16,192	125,039
Ingersoll-Rand India, Ltd.	14,510	136,710
IVRCL, Ltd.	311,424	274,207
Jai Corp., Ltd.	22,618	27,060
Jaiprakash Associates, Ltd.	796,755	1,241,385
Jammu & Kashmir Bank, Ltd.	41,976	741,716
Jaypee Infratech, Ltd.	28,073	27,671
JB Chemicals & Pharmaceuticals, Ltd.	20,800	29,187
JBF Industries, Ltd.	33,505	91,192
Jindal Poly Films, Ltd.	1,258	4,314
Jindal Saw, Ltd.	164,858	368,169
Jindal Stainless, Ltd. (I)	44,529	57,270

125

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
JM Financial, Ltd.	37,218	$10,936
JSW Energy, Ltd.	408,574	469,780
JSW Steel, Ltd.	122,212	1,749,531
Jubilant Life Sciences, Ltd.	53,395	213,955
Kalpataru Power Transmission, Ltd.	2,595	4,317
Karnataka Bank, Ltd.	180,381	374,166
Karur Vysya Bank, Ltd.	30,968	241,301
Karuturi Global, Ltd.	69,418	5,846
Kesoram Industries, Ltd.	26,673	72,341
Kingfisher Airlines, Ltd. (I)	150,938	46,206
Lakshmi Vilas Bank, Ltd.	30,751	46,782
Madras Cements, Ltd.	36,000	130,046
Mahanagar Telephone Nigam, Ltd. (I)	73,625	44,798
Maharashtra Seamless, Ltd.	38,253	246,240
Mahindra Lifespace Developers, Ltd.	10,600	76,456
Manaksia, Ltd. (I)	3,292	2,681
McLeod Russel India, Ltd.	48,101	294,320
Mercator Lines, Ltd. (I)	150,335	62,012
MindTree, Ltd.	1,222	15,310
Monnet Ispat & Energy, Ltd.	29,947	172,822
MRF, Ltd.	920	178,992
Mukand, Ltd. (I)	19,851	11,303
Nagarjuna Fertilizer & Chemicals, Ltd.	138,250	27,760
Nagarjuna Oil Refinery, Ltd. (I)	125,682	13,058
National Aluminium Company, Ltd.	106,829	102,489
Nava Bharat Ventures, Ltd.	1,614	5,088
NCC, Ltd.	263,914	233,740
NIIT Technologies, Ltd.	22,936	130,001
NIIT, Ltd.	19,897	12,031
Noida Toll Bridge Company, Ltd.	62,165	32,963
OMAXE, Ltd. (I)	49,670	148,319
Orbit Corp., Ltd. (I)	43,904	41,724
Orchid Chemicals & Pharmaceuticals, Ltd.	37,760	80,514
Orient Paper & Industries, Ltd.	58,165	82,192
Oriental Bank of Commerce	101,465	580,868
Oswal Chemical & Fertilizers (I)	1,896	1,142
Panacea Biotec, Ltd.	12,287	27,226
Parsvnath Developers, Ltd. (I)	76,316	57,762
Peninsula Land, Ltd.	7,362	6,613
Persistent Systems, Ltd.	2,387	19,286
Piramal Enterprises, Ltd.	44,716	391,310
Plethico Pharmaceuticals, Ltd.	7,219	35,710
Polaris Financial Technology, Ltd.	26,963	66,474
Polyplex Corp., Ltd.	3,400	11,635
Prozone Capital Shopping Centers (I)	43,382	23,605
PTC India, Ltd.	233,522	311,677
Punj Lloyd, Ltd.	165,098	170,094
Punjab & Sind Bank	5,337	6,867
Raymond, Ltd.	23,286	173,571
REI Agro, Ltd.	113,504	22,850
REI Six Ten Retail, Ltd.	7,680	682
Reliance Capital, Ltd.	94,899	772,897
Reliance Communications, Ltd.	685,263	848,907
Reliance Industries, Ltd.	586,870	9,272,702
Reliance Industries, Ltd., GDR (S)	349,881	11,012,591
Reliance Power, Ltd. (I)	588,041	1,092,463
Rolta India, Ltd.	133,332	183,310
Ruchi Soya Industries, Ltd.	125,412	176,569
Rural Electrification Corp. Ltd.	140,240	577,582
S Kumars Nationwide, Ltd.	78,505	28,918
Sesa Goa, Ltd.	315,155	1,020,721
Shipping Corp. of India, Ltd.	90,540	101,313
Shiv-Vani Oil & Gas Exploration Services, Ltd.	6,058	15,142
Shree Renuka Sugars, Ltd.	220,608	151,185
Sintex Industries, Ltd.	97,140	122,918

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Sobha Developers, Ltd.	40,327	$273,374
South Indian Bank, Ltd.	1,171,770	504,651
SREI Infrastructure Finance, Ltd.	247,892	128,700
SRF, Ltd.	24,910	106,104
State Bank of Bikaner & Jaipur	899	6,383
State Bank of India	78,651	3,338,898
State Bank of India, GDR	435	37,573
Steel Authority of India, Ltd.	442,984	718,169
Sterling Biotech, Ltd. (I)	34,756	4,413
Sterlite Industries India, Ltd., ADR (L)	377,373	2,864,261
Sterlite Technologies, Ltd.	45,138	26,752
Strides Arcolab, Ltd.	13,187	222,836
Sundaram Finance, Ltd.	650	10,105
Suzlon Energy, Ltd. (I)	634,050	213,535
Syndicate Bank, Ltd.	206,951	426,766
Tata Chemicals, Ltd.	96,921	587,091
Tata Communications, Ltd.	50,645	233,840
Tata Communications, Ltd., ADR	11,658	106,321
Tata Global Beverages, Ltd.	467,750	1,265,514
Tata Investment Corp., Ltd.	6,673	55,721
Tata Steel, Ltd.	319,906	2,421,743
Tata Steel, Ltd., GDR	743	5,606
The Great Eastern Shipping Company, Ltd.	84,512	398,949
Time Technoplast, Ltd.	4,194	3,786
Trent, Ltd.	926	20,796
Tube Investments of India, Ltd.	369	1,209
Tulip Telecom, Ltd. (I)	28,364	24,606
UCO Bank	85,194	123,932
Uflex, Ltd.	10,885	19,281
Union Bank of India, Ltd.	169,587	669,403
Unitech, Ltd. (I)	1,276,814	586,711
United Phosphorus, Ltd.	142,443	353,480
Usha Martin, Ltd. (I)	154,885	74,356
Vardhman Special Steels, Ltd. (I)	1,620	1,161
Vardhman Textiles, Ltd.	8,101	36,998
Varun Shipping Company, Ltd. (I)	7,921	2,380
Videocon Industries, Ltd.	105,664	344,157
Vijaya Bank	83,311	88,600
Welspun Corp, Ltd.	55,523	106,430
Zuari Agro Chemicals, Ltd.	9,200	56,601
Zuari Global, Ltd.	9,200	24,872
Zylog Systems Ltd.	1,684	9,015

		85,901,610
Indonesia - 3.1%
Adaro Energy Tbk PT	3,916,000	610,184
Adhi Karya Persero Tbk PT	1,078,500	116,916
Agis Tbk PT (I)	3,412,500	188,788
Alam Sutera Realty Tbk PT	2,518,000	129,718
Aneka Tambang Persero Tbk PT	5,527,500	775,737
Asahimas Flat Glass Tbk PT	65,500	49,502
Astra Graphia Tbk PT	606,000	86,994
Bakrie & Brothers Tbk PT (I)	121,836,489	636,554
Bakrie Sumatera Plantations Tbk PT	17,546,000	253,914
Bakrie Telecom Tbk PT (I)	24,850,000	195,051
Bakrieland Development Tbk PT (I)	46,089,000	258,402
Bank Bukopin Tbk PT	4,493,500	299,611
Bank Danamon Indonesia Tbk PT	4,507,294	2,935,982
Bank Mandiri Persero Tbk PT	3,829,320	3,266,947
Bank Negara Indonesia Persero Tbk PT	11,492,881	4,703,433
Bank Pan Indonesia Tbk PT (I)	4,924,397	353,553
Bank Pembangunan Daerah Jawa Barat Dan
Banten Tbk PT	2,121,500	242,955
Bank Tabungan Negara Persero Tbk PT	3,281,500	491,282
Barito Pacific Tbk PT (I)	1,893,500	96,842

126

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Indonesia (continued)
Benakat Petroleum Energy Tbk PT (I)	550,500	$10,565
Berlian Laju Tanker Tbk PT (I)	16,708,166	342,194
Bhakti Investama Tbk PT	17,730,000	912,996
Bisi International PT	607,500	68,715
Budi Acid Jaya Tbk PT	1,493,000	21,185
Bumi Serpong Damai PT	475,500	55,742
Central Proteinaprima Tbk PT (I)	16,930,000	53,072
Ciputra Development Tbk PT	16,900,000	1,249,931
Ciputra Property Tbk PT	213,500	14,010
Ciputra Surya Tbk PT	896,000	166,817
Clipan Finance Indonesia Tbk PT	1,045,000	43,498
Darma Henwa Tbk PT (I)	21,675,000	113,102
Davomas Abadi Tbk PT (I)	2,465,000	12,879
Elnusa Tbk PT (I)	2,000,000	36,280
Energi Mega Persada Tbk PT (I)	39,318,681	366,479
Gajah Tunggal Tbk PT	2,052,500	486,221
Global Mediacom Tbk PT	6,650,500	1,420,699
Gozco Plantations Tbk PT	3,863,400	86,702
Holcim Indonesia Tbk PT	1,381,268	410,133
Indah Kiat Pulp and Paper Corp. Tbk PT (I)	2,168,500	230,685
Indika Energy Tbk PT	1,851,000	311,695
Indofood Sukses Makmur Tbk PT	4,579,000	2,693,721
Intiland Development Tbk PT	3,722,500	127,664
Japfa Comfeed Indonesia Tbk PT	156,054	76,417
Kawasan Industri Jababeka Tbk PT (I)	14,566,000	325,978
Lippo Karawaci Tbk PT	18,485,793	1,910,660
Matahari Putra Prima Tbk PT	2,803,500	438,118
Medco Energi Internasional Tbk PT	2,465,000	439,846
Mitra International Resources Tbk PT (I)	1,747,000	12,778
Pabrik Kertas Tjiwi Kimia Tbk PT	72,500	17,042
Panin Financial Tbk PT (I)	19,315,500	257,469
Panin Insurance Tbk PT	1,627,000	83,139
Pembangunan Perumahan Persero Tbk PT	949,500	72,077
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	802,500	204,831
Polychem Indonesia Tbk PT (I)	2,945,500	110,290
Ramayana Lestari Sentosa Tbk PT	2,505,000	274,860
Sampoerna Agro Tbk PT	703,500	212,513
Samudera Indonesia Tbk PT	58,500	22,902
Selamat Sempurna Tbk PT	7,500	1,957
Sentul City Tbk PT (I)	19,986,000	435,889
Summarecon Agung Tbk PT	250,500	43,938
Suryainti Permata Tbk PT (I)	1,446,000	13,448
Tiga Pilar Sejahtera Food Tbk	747,000	56,731
Timah Persero Tbk PT	2,897,500	466,338
Trias Sentosa Tbk PT	2,019,500	65,318
Trimegah Securities Tbk PT (I)	1,540,500	18,351
Truba Alam Manunggal Engineering PT (I)	11,991,500	62,652
Tunas Baru Lampung Tbk PT	1,620,000	86,376
Tunas Ridean Tbk PT	2,272,500	199,023
United Tractors Tbk PT	50,500	108,571
Vale Indonesia Tbk PT	3,845,000	1,179,170
Wijaya Karya Persero Tbk PT	2,405,748	303,510

		32,427,542
Israel - 0.0%
Mivtach Shamir Holdings, Ltd. (I)	6,245	113,446
Malaysia - 3.9%
Affin Holdings BHD	711,300	783,595
Alliance Financial Group BHD	1,285,500	1,720,065
AMMB Holdings BHD	2,200,162	4,579,372
Ann Joo Resources BHD	252,200	109,599
Asas Dunia BHD	24,000	12,168
Bandar Raya Developments BHD	639,900	604,626
Berjaya Corp. BHD	2,315,900	473,227

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
BIMB Holdings BHD	142,900	$141,103
Bolton BHD	185,955	48,349
Boustead Holdings BHD	607,376	1,033,045
Cahya Mata Sarawak BHD	241,600	260,848
Coastal Contracts BHD	30,000	17,150
Dijaya Corp. BHD	40,900	13,641
DRB-Hicom BHD	1,194,900	895,883
Eastern & Oriental BHD	337,900	181,998
ECM Libra Financial Group BHD	542,489	155,996
Faber Group BHD	88,800	37,227
Gamuda BHD	143,700	161,681
Genting Malaysia BHD	635,500	726,397
Globetronics Technology BHD	190,440	91,421
Glomac BHD	462,600	121,697
Goldis BHD	306,000	202,151
HAP Seng Consolidated BHD	1,815,120	973,179
Hap Seng Plantations Holdings BHD	617,500	575,642
Hong Leong Financial Group BHD	309,800	1,201,789
Hong Leong Industries BHD	25,000	36,392
Hunza Properties BHD	113,800	55,895
Hwang-DBS Malaysia BHD	105,200	85,264
IGB Corp. BHD	1,590,043	1,208,120
IJM Corp. BHD	2,070,980	3,194,577
IJM Land BHD	443,300	308,669
IJM Plantations BHD	64,500	72,525
Insas BHD (I)	494,969	65,549
Integrated Logistics BHD	162,855	49,023
JAKS Resources BHD (I)	246,000	30,128
Jaya Tiasa Holdings BHD	251,226	197,107
K&N Kenanga Holdings BHD	323,600	74,073
Karambunai Corp. BHD (I)	1,978,300	83,787
Keck Seng Malaysia BHD	222,300	282,165
Kian JOO CAN Factory BHD	290,000	227,577
Kim Loong Resources BHD	32,400	25,225
Kinsteel BHD (I)	561,400	66,124
KLCC Property Holdings BHD	796,400	1,513,056
KNM Group BHD (I)	645,900	141,699
KSL Holdings BHD (I)	267,333	122,384
KUB Malaysia BHD (I)	534,400	81,991
Kulim Malaysia BHD	989,600	1,595,693
Kumpulan Fima BHD	2,300	1,542
Kwantas Corp. BHD	56,000	36,277
Land & General BHD (I)	163,200	21,036
Landmarks BHD (I)	384,900	116,562
Latexx Partners BHD	46,500	24,920
LBS Bina Group BHD	210,000	59,074
Lion Industries Corp. BHD	736,100	259,882
MAA Holdings BHD (I)	133,400	18,122
Mah Sing Group BHD	11,200	7,715
Malayan Flour Mills BHD	132,300	60,150
Malaysia Airports Holdings BHD	180,200	327,669
Malaysian Bulk Carriers BHD	154,500	69,643
Malaysian Pacific Industries BHD	64,375	56,211
Malaysian Resources Corp. BHD	248,200	129,517
MBM Resources BHD	78,650	86,197
Mega First Corp. BHD	163,700	88,351
MISC BHD (I)	346,300	480,898
MK Land Holdings BHD (I)	632,500	75,346
MMC Corp. BHD	1,118,700	1,005,480
MNRB Holdings BHD	10,000	10,146
Mudajaya Group BHD	201,700	179,246
Muhibbah Engineering Malaysia BHD	495,300	152,179
Mulpha International BHD (I)	2,622,700	338,720
Naim Holdings BHD	198,100	115,215
NCB Holdings BHD	4,100	5,701

127

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Nylex Malaysia BHD (I)	81,463	$14,168
Oriental Holdings BHD	549,620	1,384,277
OSK Holdings BHD	903,998	416,747
Panasonic Manufacturing Malaysia BHD	45,500	327,427
Perdana Petroleum BHD (I)	93,300	26,386
Pharmaniaga BHD	1,462	3,603
PJ Development Holdings BHD	258,900	67,300
POS Malaysia BHD	68,800	70,053
PPB Group BHD	729,200	2,876,299
Press Metal BHD	51,000	27,325
Protasco BHD	172,400	51,830
RHB Capital BHD	105,653	249,078
Salcon BHD	42,800	6,093
Scientex, Inc. BHD	51,000	40,758
Scomi Group BHD (I)	1,708,300	217,474
Selangor Dredging BHD	326,900	74,979
Selangor Properties BHD	105,000	118,667
Shangri-La Hotels BHD	101,900	139,686
Shell Refining Company Federation of
Malaya BHD	161,700	476,236
SHL Consolidated BHD	172,300	70,465
Sunway BHD (I)	898,722	674,301
Supermax Corp. BHD	100,600	67,673
Suria Capital Holdings BHD	237,900	113,616
TA Ann Holdings BHD	344,990	442,260
TA Enterprise BHD	1,903,200	320,461
TA Global BHD	1,233,900	102,837
TAN Chong Motor Holdings BHD	8,100	12,364
TDM BHD	171,700	191,551
TH Plantations BHD (I)	48,200	37,470
Time.com BHD (I)	346,900	351,449
Tradewinds Corp. BHD	398,400	132,930
Tradewinds Malaysia BHD	65,700	154,849
Tradewinds Plantation BHD	36,400	51,537
UEM Land Holdings BHD (I)	170,400	93,379
Unisem Malaysia BHD	601,680	196,705
United Malacca BHD	97,800	234,226
VS Industry BHD	166,770	84,592
Wah Seong Corp. BHD	35,800	20,478
WCT BHD	121,000	105,874
Wing Tai Malaysia BHD	124,000	66,102
WTK Holdings BHD	368,500	125,063
Yeo Hiap Seng Malaysia BHD	28,700	33,264
YNH Property BHD	662,715	394,586
YTL Corp. BHD	3,886,340	2,183,581
YTL Land & Development BHD (I)	52,700	17,039
Zelan BHD (I)	227,600	26,756

		41,258,465
Mexico - 6.5%
Alfa SAB de CV, Class A	3,135,770	5,837,050
Alsea SAB de CV (I)	223,527	347,661
Arca Continental SAB de CV	287,886	2,038,636
Axtel SAB de CV (I)	982,700	244,306
Bolsa Mexicana de Valores SAB de CV (I)	324,089	670,750
Cemex SAB de CV, ADR (I)(L)	1,313,956	10,945,253
Cia Minera Autlan SAB de CV, Series B	14,000	15,717
Consorcio ARA SAB de CV (I)	1,418,400	444,085
Controladora Comercial Mexicana SAB de CV	147,007	387,625
Corporacion GEO SAB de CV, Series B (I)	793,874	974,476
Desarrolladora Homex SAB de CV (I)	153,600	350,356
Desarrolladora Homex SAB de CV, ADR (I)(L)	9,800	133,672
Empresas ICA SAB de CV (I)	220,900	427,153
Empresas ICA SAB de CV, ADR (I)(L)	198,467	1,536,135

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Fomento Economico Mexicano SAB
de CV, ADR (L)	82,567	$7,594,513
GMD Resorts SAB de CV (I)	67,800	22,123
Gruma SAB de CV, ADR (I)(L)	7,982	89,877
Gruma SAB de CV, Class B (I)	343,439	971,211
Grupo Aeroportuario del Centro Norte
SAB de CV (I)	281,000	633,092
Grupo Aeroportuario del Centro Norte SAB
de CV, ADR (I)(L)	4,057	72,620
Grupo Aeroportuario del Pacifico SAB
de CV, ADR	81,585	3,532,631
Grupo Aeroportuario del Sureste SAB
de CV, ADR (L)	30,747	2,724,184
Grupo Aeroportuario del Sureste SAB
de CV, Class B	28,700	253,070
Grupo Carso SAB de CV, Series A1	1,016,659	3,474,495
Grupo Cementos de Chihuahua SAB de CV (I)	35,500	119,944
Grupo Comercial Chedraui SA de CV	17,900	45,613
Grupo Famsa SAB de CV, Class A (I)	357,718	394,631
Grupo Financiero Banorte SAB de CV, Series O	2,397,900	13,552,720
Grupo Financiero Inbursa SAB de CV, Series O	33,414	94,076
Grupo Industrial Maseca SAB de CV, Series B	53,900	62,812
Grupo Industrial Saltillo SAB de CV	94,000	148,977
Grupo KUO SAB de CV, Series B (I)	164,000	347,194
Grupo Mexicano de Desarrollo SAB de CV (I)	55,500	31,002
Grupo Mexico SAB de CV, Series B	2,391	7,902
Grupo Simec SAB de CV, Series B (I)	219,500	884,190
Industrias Bachoco SAB de CV, ADR	2,653	63,672
Industrias CH SAB de CV, Series B (I)	265,600	1,584,717
Inmuebles Carso SAB de CV, Class B1 (I)	1,110,125	888,324
Minera Frisco SAB de CV, Class A1 (I)	118,600	501,701
OHL Mexico SAB de CV (I)	40,300	65,029
Organizacion Soriana SAB de CV, Series B	1,587,300	5,165,731
Qualitas Controladora SAB de CV (I)	318,900	447,440
Sare Holding SAB de CV, Class B (I)	437,200	39,061
Urbi Desarrollos Urbanos SAB de CV (I)	662,000	405,272

		68,570,699
Philippines - 1.0%
Alliance Global Group, Inc.	2,833,000	996,674
Atlas Consolidated Mining & Development (I)	141,600	59,030
Empire East Land Holdings, Inc. (I)	2,990,000	58,607
Filinvest Development Corp.	900,236	90,087
Filinvest Land, Inc.	18,335,500	596,975
First Philippine Holdings Corp.	427,000	807,493
Global-Estate Resorts, Inc. (I)	1,064,000	47,483
JG Summit Holdings, Inc.	57,000	44,329
Lopez Holdings Corp.	3,257,000	432,808
Megaworld Corp.	19,138,800	1,020,917
Metropolitan Bank & Trust Company	111,411	246,637
Pepsi-Cola Products Philippines, Inc. (I)	185,000	17,916
Philippine National Bank (I)	362,200	634,712
RFM Corp.	296,000	28,906
Rizal Commercial Banking Corp.	602,800	658,125
Robinsons Land Corp.	2,512,500	1,145,591
San Miguel Corp.	745,140	1,970,160
SM Development Corp.	541,420	79,074
Southeast Asia Cement Hldgs (I)	300,000	18,213
Union Bank of Philippines	214,600	539,215
Vista Land & Lifescapes, Inc.	5,803,000	664,369

		10,157,321
Poland - 1.8%
Agora SA	77,712	181,995
Asseco Poland SA	62,666	876,000

128

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Poland (continued)
Bank Millennium SA (I)	296,783	$359,582
Bioton SA (I)	4,546,178	98,980
Ciech SA (I)	32,747	186,678
ComArch SA	1,802	40,272
Enea SA	92,903	474,951
Fabryki Mebli Forte SA	23,417	84,076
Farmacol SA (I)	10,785	81,840
Firma Oponiarska Debica SA	7,423	112,324
Getin Holding SA (I)	174,983	109,586
Grupa Kety SA	17,823	636,631
Grupa Lotos SA (I)	99,148	971,605
Impexmetal SA (I)	98,393	113,317
Koelner SA	3,382	9,777
Kopex SA (I)	61,117	361,854
Kredyt Bank SA (I)	46,402	231,746
LC Corp. SA (I)	155,767	57,743
MCI Management SA (I)	32,259	45,308
Netia SA (I)	324,551	622,996
Orbis SA	45,854	555,610
Petrolinvest SA (I)(L)	50,401	20,049
PGE SA	828,765	4,785,556
Polimex-Mostostal SA (I)	283,029	72,522
Polnord SA (I)	19,758	83,356
Polski Koncern Miesny Duda SA (I)	61,515	9,821
Polski Koncern Naftowy Orlen SA (I)	472,808	6,714,394
Rovese SA (I)	13,489	10,399
Sygnity SA (I)	6,918	29,064
Tauron Polska Energia SA	587,471	900,069
Zaklady Azotowe Pulawy SA	5,389	207,082

		19,045,183
Russia - 5.6%
Federal Hydrogenerating Company JSC, ADR	865,654	2,319,101
Gazprom OAO, ADR	1,836,421	18,529,488
Gazprom OAO, ADR (London Exchange)	3,027,634	30,360,911
LUKOIL OAO, ADR	107,569	6,656,413
Magnitogorsk Iron & Steel Works, GDR (I)	90,476	416,190
Mechel, ADR (L)	141,858	998,680

		59,280,783
South Africa - 7.7%
ABSA Group, Ltd.	383,490	6,383,329
Adcorp Holdings, Ltd.	25,940	87,226
Aeci, Ltd.	57,773	568,025
Afgri, Ltd.	389,921	243,100
African Rainbow Minerals, Ltd.	103,304	2,025,403
Allied Electronics Corp., Ltd.	62,999	173,666
ArcelorMittal South Africa, Ltd. (I)	138,452	683,154
Argent Industrial, Ltd.	113,274	85,723
Aveng, Ltd.	442,348	1,663,486
Barloworld, Ltd.	265,047	2,291,877
Basil Read Holdings, Ltd. (I)	36,217	38,232
Bell Equipment, Ltd. (I)	34,158	78,228
Blue Label Telecoms, Ltd.	182,758	141,094
Business Connexion Group, Ltd.	100,096	60,029
Caxton & CTP Publishers & Printers, Ltd.	185,300	385,591
Ceramic Industries, Ltd.	1,970	30,770
Cipla Medpro South Africa, Ltd. (I)	491,176	391,846
Clover Industries, Ltd.	12,309	20,420
Consolidated Infrastructure Group, Ltd. (I)	3,352	5,415
DataTec, Ltd. (I)	255,498	1,616,148
DRDGOLD, Ltd.	329,618	213,404
Eqstra Holdings, Ltd.	194,239	151,533
Gold Fields, Ltd., ADR (L)	784,509	10,080,941
Grindrod, Ltd.	607,680	1,036,679

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Group Five, Ltd. (I)	94,236	$287,777
Harmony Gold Mining
Company, Ltd., ADR (L)	532,185	4,475,676
Hudaco Industries, Ltd.	10,209	137,247
Hulamin, Ltd. (I)	112,965	50,726
Iliad Africa, Ltd.	124,370	77,661
Illovo Sugar, Ltd. (I)	28,541	104,638
Impala Platinum Holdings, Ltd.	382,149	6,389,518
Investec, Ltd.	318,380	1,955,807
JD Group, Ltd.	204,241	1,142,454
Kap International Holdings, Ltd. (I)	156,654	56,101
Lewis Group, Ltd.	97,828	839,895
Liberty Holdings, Ltd.	128,949	1,538,517
Merafe Resources, Ltd. (I)	2,241,497	215,689
Metair Investments, Ltd.	117,651	394,321
MMI Holdings, Ltd. (L)	1,098,176	2,796,588
Mondi, Ltd.	145,980	1,484,718
Mpact, Ltd.	6,878	15,627
Murray & Roberts Holdings, Ltd. (I)	16,911	44,976
Mvelaphanda Group, Ltd. (I)	618,180	156,061
Mvelaserve, Ltd.	154,755	148,749
Nedbank Group, Ltd.	282,400	6,211,081
Northam Platinum, Ltd.	193,290	693,075
Nu-World Holdings, Ltd. (I)	19,436	46,634
Omnia Holdings, Ltd.	62,359	936,065
Palabora Mining Company, Ltd.	3,979	42,574
Peregrine Holdings, Ltd.	95,789	128,869
Petmin, Ltd.	101,536	29,289
PSG Group, Ltd.	31,165	252,926
Raubex Group, Ltd.	77,675	140,874
Royal Bafokeng Platinum, Ltd. (I)	5,409	31,695
Sappi, Ltd. (I)	313,034	891,150
Sappi, Ltd., ADR (I)(L)	156,861	448,622
Sentula Mining, Ltd. (I)	262,338	56,783
Standard Bank Group, Ltd.	923,202	11,724,963
Stefanutti Stocks Holdings, Ltd.	48,594	61,225
Steinhoff International Holdings, Ltd. (I)(L)	1,829,606	5,737,028
Super Group, Ltd. (I)	247,529	456,732
Telkom SA, Ltd. (I)	271,496	572,243
Telkom SA, Ltd., ADR (I)	3,000	25,290
Tiger Wheels, Ltd. (I)	32,678	0
Times Media Group, Ltd. (I)	61,751	105,725
Tongaat Hulet, Ltd.	73,178	1,228,027
Trans Hex Group, Ltd. (I)	44,790	16,302
Trencor, Ltd.	89,914	577,611
Value Group, Ltd.	178,661	122,379
Village Main Reef, Ltd.	344,988	49,554
Wilson Bayly Holmes-Ovcon, Ltd.	30	497
Zeder Investments, Ltd.	116,050	37,599

		81,392,877
South Korea - 16.0%
AMOREPACIFIC Group	2,495	1,106,646
Asia Cement Company, Ltd.	3,240	150,605
Asia Paper Manufacturing Company, Ltd.	1,600	19,195
AUK Corp. (I)	19,670	38,871
Bookook Securities Company, Ltd.	4,950	77,986
Boryung Pharmaceutical Company, Ltd.	3,860	62,795
BS Financial Group, Inc.	185,010	1,986,411
Busan City Gas Company, Ltd.	7,300	142,846
BYC Company, Ltd.	240	38,751
Byucksan Corp. (I)	19,800	36,517
Chin Hung International, Inc. (I)	21,552	16,647
Chong Kun Dang Pharm Corp.	3,960	99,558
Chosun Refractories Company, Ltd.	1,708	100,029

129

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
CJ Corp.	17,422 $	1,571,113
CJ Korea Express Company, Ltd. (I)	8,268	718,308
Cosmochemical Company, Ltd. (I)	3,570	40,641
Dae Dong Industrial Company, Ltd.	9,000	42,194
Dae Han Flour Mills Company, Ltd.	1,232	146,487
Dae Won Kang Up Company, Ltd.	1,907	11,632
Daechang Company, Ltd. (I)	43,270	59,187
Daeduck GDS Company, Ltd.	12,540	157,897
Daegu Department Store	9,340	114,127
Daehan Steel Company, Ltd.	9,250	76,529
Daekyo Company, Ltd.	44,550	242,572
Daelim Industrial Company, Ltd.	32,582	2,762,243
Daelim Trading Company, Ltd.	1,417	5,207
Daesang Corp.	18,550	391,019
Daesang Holdings Company, Ltd.	8,320	41,390
Daesung Group Partners Company, Ltd.	525	17,832
Daesung Holdings Company, Ltd.	8,110	49,166
Daesung Industrial Company, Ltd. (I)	2,959	46,723
Daewon Pharmaceutical Company, Ltd.	5,863	43,344
Daewoo Securities Company, Ltd.	27,971	318,425
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	23,550	545,115
Daewoong Pharmaceutical Company, Ltd.	870	29,741
Dahaam E-Tec Company, Ltd.	2,630	40,093
Daishin Securities Company, Ltd.	53,530	423,071
Daou Technology, Inc.	26,120	407,631
DGB Financial Group, Inc.	146,510	1,930,100
Digital Power Communications Company, Ltd.	13,000	31,241
Dong Ah Tire & Rubber Company, Ltd.	10,970	154,248
Dong Yang Gang Chul Company, Ltd. (I)	2,200	4,919
Dong-Il Corp.	673	26,402
Dongbang Transport Logistics Company, Ltd.	5,500	25,868
Dongbu Corp. (I)	12,860	47,779
Dongbu HiTek Company, Ltd. (I)	26,970	173,740
Dongbu Securities Company, Ltd.	32,430	105,964
Dongbu Steel Company, Ltd. (I)	23,705	109,805
Dongil Industries Company, Ltd.	1,340	63,887
Dongil Rubber Belt Company, Ltd.	8,826	70,858
Dongkuk Steel Mill Company, Ltd.	42,070	612,756
Dongwha Pharmaceutical Company, Ltd.	16,190	86,694
Dongwon F&B Company, Ltd.	1,080	67,829
Doosan Corp.	5,073	621,761
Doosan Engineering &
Construction Company, Ltd. (I)	40,872	102,985
Eugene Investment &
Securities Company, Ltd. (I)	45,730	109,478
F&F Company, Ltd.	3,010	16,883
Fursys, Inc.	3,612	90,766
Gaon Cable Company, Ltd.	2,934	55,855
Golden Bridge Investment &
Securities Company, Ltd.	17,880	19,787
GS Engineering & Construction Corp.	2,720	186,055
GS Holdings Corp.	42,665	2,544,602
Gwangju Shinsegae Company, Ltd.	1,111	234,991
Halla Engineering & Construction Corp.	14,352	140,171
Han Kuk Carbon Company, Ltd.	13,870	107,401
Hana Financial Group, Inc.	267,845	8,105,025
Handok Pharmaceuticals Company, Ltd.	1,320	15,291
Hanil Cement Company, Ltd.	6,209	225,320
Hanjin Heavy Industries &
Construction Company, Ltd. (I)	38,143	411,854
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	14,860	105,945
Hanjin Shipping Company, Ltd. (I)	66,686	802,350
Hanjin Shipping Holdings Company, Ltd. (I)	6,150	39,680

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hanjin Transportation Company, Ltd.	11,210	$205,686
Hankuk Glass Industries, Inc.	1,970	39,534
Hankuk Paper Manufacturing Company, Ltd.	3,920	77,052
Hanmi Science Company, Ltd. (I)	2,975	12,854
Hanmi Semiconductor Company, Ltd.	8,570	55,395
Hanshin Construction Company, Ltd.	3,090	20,830
Hansol CSN	23,490	67,180
Hansol Paper Company, Ltd.	40,470	339,283
Hanwha Chemical Corp.	67,510	1,287,024
Hanwha Corp.	38,140	1,180,342
Hanwha General Insurance Company, Ltd. (I)	3,270	22,374
Hanwha Investment &
Securities Company, Ltd.	58,320	216,665
Hanwha Timeworld Company, Ltd.	2,650	45,924
Hanyang Securities Company, Ltd.	11,820	72,736
Heung-A Shipping Company, Ltd.	17,782	16,292
Hitejinro Holdings Company, Ltd.	7,640	70,473
HMC Investment Securities Company, Ltd.	17,256	233,016
HS R&A Company, Ltd.	2,470	26,444
Husteel Company, Ltd.	6,110	158,307
Hwacheon Machine Tool Company, Ltd.	940	36,753
Hyosung Corp.	21,955	1,222,597
Hyundai BNG Steel Company, Ltd. (I)	7,680	78,908
Hyundai Development Company	68,610	1,365,169
Hyundai Heavy Industries Company, Ltd.	529	118,558
Hyundai Mipo Dockyard	12,693	1,531,348
Hyundai Securities Company, Ltd.	141,746	1,176,214
Hyundai Steel Company	54,387	4,271,898
Il Dong Pharmaceutical Company, Ltd.	10,050	69,167
Iljin Electric Company, Ltd.	2,300	11,258
Iljin Holdings Company, Ltd.	9,591	15,749
Ilshin Spinning Company, Ltd.	867	57,588
Ilsung Pharmaceutical Company, Ltd.	1,895	143,996
Industrial Bank of Korea	208,787	2,289,005
Inzi Controls Company, Ltd.	6,050	43,145
IS Dongseo Company, Ltd.	9,480	113,764
ISU Chemical Company, Ltd.	7,460	155,841
Jeil Pharmaceutical Company	13,980	168,931
Jeil Savings Bank (I)	1,820	49
Jeonbuk Bank, Ltd.	48,334	196,108
Jinheung Savings Bank (I)	36,500	43,842
JW Pharmaceutical Corp.	6,466	77,359
KB Financial Group, Inc.	62,198	2,196,735
KB Financial Group, Inc., ADR (L)	341,648	12,056,758
KC Tech Company, Ltd.	9,012	34,930
KCC Corp.	5,518	1,446,658
Keangnam Enterprises, Ltd.	8,628	47,134
Keyang Electric Machinery Company, Ltd.	13,000	32,392
KG Chemical Corp.	5,600	40,707
KISCO Corp.	3,841	112,364
KISCO Holdings Company, Ltd.	778	26,232
Kishin Corp.	8,229	39,904
KISWIRE, Ltd.	5,463	166,588
Kolon Corp.	1,959	36,279
Kolon Global Corp.	7,660	27,561
Kolon Industries, Inc.	2,175	119,684
Korea Airport Service Company, Ltd.	2,720	69,615
Korea Cast Iron Pipe Industries Company, Ltd.	5,500	18,373
Korea Electric Terminal Company, Ltd.	5,770	139,442
Korea Exchange Bank (I)	325,730	2,478,635
Korea Flange Company, Ltd.	4,810	57,839
Korea Investment Holdings Company, Ltd.	44,860	1,591,127
Korea Life Insurance Company, Ltd.	62,170	430,389
Korea United Pharm, Inc.	2,050	12,813
KPX Chemcial Company, Ltd.	933	41,040

130

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
KPX Fine Chemical Company, Ltd. (I)	510	$12,805
KTB Investment & Securities Company, Ltd. (I)	55,710	119,679
Kukdo Chemical Company, Ltd.	1,414	61,725
Kumho Electric Company, Ltd.	4,015	87,748
Kumho Investment Bank (I)	2,340	873
Kunsul Chemical Industrial Company, Ltd.	1,970	32,903
Kwang Dong Pharmaceutical Company, Ltd.	51,130	199,381
Kyeryong Construction
Industrial Company, Ltd.	6,260	54,935
Kyobo Securities Company	12,618	54,921
Kyung Nong Corp.	5,660	16,409
Kyung-In Synthetic Corp.	7,860	21,496
Kyungbang, Ltd. (I)	1,042	96,087
LG Corp.	77,528	4,297,243
LG Display Company, Ltd., ADR (I)(L)	517,007	6,498,778
LG Electronics, Inc.	127,442	7,864,157
LG Hausys, Ltd.	4,347	317,145
LG Innotek Company, Ltd. (I)	8,476	614,003
LG Uplus Corp.	263,010	1,718,575
Livart Furniture Company, Ltd.	1,200	7,510
Lotte Chilsung Beverage Company, Ltd.	825	1,022,990
Lotte Confectionery Company, Ltd.	833	1,162,439
Lotte Samkang Company, Ltd.	924	473,679
Lotte Shopping Company, Ltd.	12,948	3,714,017
Meritz Securities Company, Ltd.	230,139	211,821
Mi Chang Oil Industrial Company, Ltd.	905	42,177
Mirae Asset Securities Company, Ltd.	24,550	739,010
Moorim P&P Company, Ltd.	29,420	104,796
Moorim Paper Company, Ltd.	13,820	32,153
Motonic Corp.	6,055	60,056
Namyang Dairy Products Company, Ltd.	559	517,658
National Plastic Company	2,860	6,875
Nexen Corp.	1,582	109,499
NH Investment & Securities Company, Ltd.	26,217	126,235
Nong Shim Holdings Company, Ltd.	2,560	133,630
Nongshim Company, Ltd.	2,041	487,005
Ottogi Corp.	876	195,943
PaperCorea, Inc. (I)	70,940	57,897
Poonglim Industrial Company, Ltd. (I)	3,790	375
Poongsan Corp.	1,190	37,088
Poongsan Holdings Corp.	5,382	118,368
POSCO	45,501	14,860,918
POSCO Coated & Color Steel Company, Ltd.	4,050	62,535
POSCO, ADR (L)	71,464	5,827,175
Pulmuone Holdings Company, Ltd.	620	21,197
S&T Dynamics Company, Ltd.	24,980	289,444
S&T Holdings Company, Ltd.	11,230	105,063
S&T Motiv Company, Ltd.	5,310	98,286
Saeron Automotive Corp.	5,550	25,394
Sam Lip General Foods Company, Ltd.	2,300	37,031
Sam Young Electronics Company, Ltd.	10,510	84,236
Sam Yung Trading Company, Ltd.	4,592	41,136
Sambu Construction Company, Ltd. (I)	5,132	22,323
SAMHWA Paint Industrial Company, Ltd.	5,090	20,326
Samick Musical Instruments Company, Ltd.	24,370	35,816
Samjin Pharmaceutical Company, Ltd.	2,250	21,861
Samsung SDI Company, Ltd.	39,287	5,567,993
Samwhan Corp. (I)	6,280	14,506
Samyang Genex Company, Ltd.	2,270	116,683
Samyang Holdings Corp.	6,504	385,417
Samyang Tongsang Company, Ltd.	1,360	28,136
SAVEZONE I&C Corp.	16,880	39,881
SBS Media Holdings Company, Ltd.	35,780	211,403
SeAH Holdings Corp.	1,122	100,849
SeAH Steel Corp.	2,835	287,247

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Sebang Company, Ltd.	11,820	$170,063
Seowon Company, Ltd.	1,920	6,166
Sewon Cellontech Company, Ltd. (I)	3,610	9,876
SG Corp. (I)	84,000	48,252
Shin Poong Pharmaceutical Company, Ltd.	770	2,973
Shinhan Financial Group
Company, Ltd., ADR (L)	195,168	13,103,580
Shinhan Financial Group Company, Ltd.	136,367	4,606,780
Shinsegae Engineering &
Construction Company, Ltd.	700	7,218
Shinsegae Information &
Communication Company, Ltd.	1,038	57,786
Shinsung Solar Energy Company, Ltd. (I)	21,150	37,083
Shinsung Tongsang Company, Ltd.	24,560	26,001
Shinwon Corp. (I)	27,180	30,930
Shinyoung Securities Company, Ltd.	5,296	145,935
Silla Company, Ltd.	5,476	108,398
Sindoh Company, Ltd.	3,959	247,458
SJM Company, Ltd.	4,902	35,363
SJM Holdings Company, Ltd.	2,999	9,877
SK Gas Company, Ltd.	2,870	224,161
SK Holdings Company, Ltd.	35,524	4,938,236
SK Innovation Company, Ltd.	38,962	5,852,853
SK Networks Company, Ltd.	118,827	1,091,245
SK Securities Company, Ltd.	198,250	225,453
Ssangyong Cement Industrial Company, Ltd. (I)	20,770	105,558
STX Corp.	34,400	253,298
STX Engine Company, Ltd.	14,010	110,735
STX Offshore & Shipbuilding Company, Ltd.	36,140	287,547
STX Pan Ocean Company, Ltd. (L)	112,020	371,800
Suheung Capsule Company, Ltd.	2,800	44,674
Sung Bo Chemicals Company, Ltd.	950	21,381
Sungshin Cement Company, Ltd. (I)	15,480	58,565
Sunjin Company, Ltd.	4,662	40,920
Sunjin Holdings Company, Ltd. (I)	33	610
Tae Kyung Industrial Company, Ltd.	10,000	30,715
Taekwang Industrial Company, Ltd.	444	377,996
Taeyoung Engineering & Construction, Ltd.	55,620	278,308
Tailim Packaging Industrial Company, Ltd.	30,000	51,408
TCC Steel	5,042	21,794
Telcoware Company, Ltd.	820	6,043
Tong Yang Moolsan Company, Ltd.	1,510	27,869
TONGYANG Securities, Inc.	75,161	282,527
TS Corp.	5,232	132,486
Uangel Corp.	3,800	17,945
Unid Company, Ltd.	1,621	60,538
Union Steel	8,940	110,702
Wiscom Company, Ltd.	3,760	14,597
Woongjin Holdings Company, Ltd. (I)	39,346	127,133
Woori Finance Holdings Company, Ltd.	424,357	4,169,969
Woori Finance Holdings Company, Ltd., ADR	100	2,956
Woori Financial Company, Ltd.	6,578	97,888
Woori Investment & Securities Company, Ltd.	131,401	1,377,943
YESCO Company, Ltd.	1,950	52,145
Yoosung Enterprise Company, Ltd. (L)	6,386	17,284
Youlchon Chemical Company, Ltd.	19,470	151,037
Young Poong Corp.	143	142,897
YuHwa Securities Company, Ltd.	3,410	41,067

		167,793,653
Taiwan - 13.3%
A-DATA Technology Company, Ltd.	51,000	60,051
Ability Enterprise Company, Ltd.	21,000	18,965
AcBel Polytech, Inc.	254,000	185,486
Accton Technology Corp.	687,722	369,497

131

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Acer, Inc. (I)	2,808,000	$2,747,243
ACHEM Technology Corp.	122,700	59,763
Action Electronics Company, Ltd. (I)	190,923	49,451
AGV Products Corp. (I)	568,100	196,003
Alpha Networks, Inc.	215,000	151,897
Altek Corp.	291,578	172,903
AMPOC Far-East Company, Ltd.	86,993	75,161
AmTRAN Technology Company, Ltd.	109,185	85,692
APCB, Inc.	92,000	69,528
Apex Science & Engineering	6,489	2,314
Ardentec Corp.	22,219	15,295
Arima Optoelectronics Corp. (I)	63,750	9,726
Asia Cement Corp.	2,033,032	2,569,983
Asia Optical Company, Inc. (I)	183,000	209,218
Asia Polymer Corp.	20,400	19,277
Asia Vital Components Company Ltd.	148,328	76,866
AU Optronics Corp., ADR (I)(L)	904,460	3,147,521
Audix Corp.	81,200	67,419
Aurora Systems Corp.	42,000	41,418
Avermedia Technologies, Inc.	103,000	60,843
Avision, Inc. (I)	154,751	51,851
AVY Precision Technology, Inc.	4,000	6,712
Bank of Kaohsiung, Ltd. (I)	518,207	163,205
Basso Industry Corp.	28,000	18,074
BES Engineering Corp.	2,195,700	582,048
Biostar Microtech International Corp.	67,000	28,625
Bright Led Electronics Corp.	44,000	26,282
C Sun Manufacturing, Ltd.	59,000	40,968
Cameo Communications, Inc. (I)	164,944	43,007
Capital Securities Corp.	711,069	269,425
Carnival Industrial Corp. (I)	205,000	72,077
Cathay Chemical Works, Inc.	93,000	42,170
Cathay Real Estate
Development Company, Ltd.	1,335,000	639,392
Central Reinsurance Company, Ltd. (I)	293,422	133,791
ChainQui Construction
Development Company, Ltd.	75,000	51,351
Champion Building Materials Company, Ltd.	120,132	49,379
Chang Hwa Commercial Bank	2,541,250	1,372,951
Charoen Pokphand Enterprise	147,000	73,082
Cheng Loong Corp.	1,412,320	571,769
Cheng Uei Precision Industry Company, Ltd.	63,629	151,617
Chia Hsin Cement Corp.	715,773	358,567
Chien Kuo Construction Company, Ltd.	172,785	83,516
Chien Shing Stainless Steel Company, Ltd. (I)	199,000	27,453
Chimei Innolux Corp. (I)	5,839,767	2,109,651
Chin-Poon Industrial Company, Ltd.	571,571	673,609
China Airlines, Ltd. (I)	2,108,910	881,138
China Chemical &
Pharmaceutical Company, Ltd.	196,000	139,537
China Development
Financial Holdings Corp. (I)	12,429,208	3,062,223
China Electric Manufacturing Corp.	93,000	66,727
China General Plastics Corp. (I)	495,000	230,401
China Glaze Company, Ltd.	98,000	50,792
China Manmade Fibers Corp. (I)	1,729,000	705,240
China Metal Products Company, Ltd.	201,136	173,979
China Motor Corp.	929,125	892,981
China Petrochemical Development Corp.	626,000	528,344
China Steel Structure Company, Ltd.	169,000	167,943
China Synthetic Rubber Corp.	136,965	146,359
China Wire & Cable Company, Ltd. (I)	128,000	47,612
Chinese Maritime Transport, Ltd.	12,000	14,382
Chun Yu Works & Company, Ltd. (I)	161,000	55,345
Chun Yuan Steel	672,874	268,167

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Chung Hsin Electric &
Machinery Manufacturing Corp.	292,000	$157,873
Chung Hung Steel Corp. (I)	235,625	67,369
Chung Hwa Pulp Corp. (I)	501,610	171,149
Chunghwa Picture Tubes, Ltd. (I)	4,649,429	133,491
CMC Magnetics Corp. (I)	4,348,000	738,902
Collins Company, Ltd.	134,626	56,722
Compal Electronics, Inc.	3,253,000	2,924,989
Compeq Manufactuing Company	1,453,000	653,469
Concord Securities Corp. (I)	48,000	11,074
Continental Holdings Corp.	821,000	325,793
Coretronic Corp.	46,000	43,954
Coxon Precise Industrial Company, Ltd.	59,000	108,933
CSBC Corp. Taiwan	72,100	49,443
D-Link Corp.	389,834	237,305
DA CIN Construction Company, Ltd.	62,000	40,546
Darfon Electronics Corp.	220,850	163,773
Delpha Construction Company, Ltd.	149,261	50,378
DFI, Inc.	6,000	4,784
Dynamic Electronics Company, Ltd.	159,762	55,573
E Ink Holdings, Inc.	104,000	112,926
E-Ton Solar Tech Company, Ltd. (I)	83,000	34,227
E.Sun Financial Holding Company, Ltd.	5,584,924	3,149,952
Eastern Media International Corp. (I)	1,273,049	186,942
Edom Technology Company, Ltd.	141,000	51,237
Elite Material Company	61,000	63,802
Elite Semiconductor
Memory Technology, Inc. (I)	127,000	108,641
Elitegroup Computer
Systems Company, Ltd. (I)	968,793	321,503
Enlight Corp. (I)	49,130	2,769
Entie Commercial Bank	53,000	26,217
Episil Technologies, Inc.	140,000	45,868
Epistar Corp.	471,000	999,616
Eternal Chemical Company, Ltd.	35,000	29,698
Everest Textile Company, Ltd. (I)	230,000	62,467
Evergreen International Storage
& Transport Corp.	353,600	238,312
Evergreen Marine Corp., Ltd. (I)	1,928,291	1,012,717
Everlight Chemical Industrial Corp.	26,250	17,439
Everlight Electronics Company, Ltd.	44,000	70,811
Everspring Industry Company, Ltd. (I)	182,000	67,876
Excel Cell Electronic Company, Ltd.	34,000	13,208
Excelsior Medical Company, Ltd.	46,200	95,651
Far Eastern International Bank	1,870,846	738,110
Farglory Land Development Company, Ltd.	8,000	14,885
Federal Corp.	556,022	430,688
First Copper Technology Company, Ltd. (I)	356,000	120,118
First Financial Holding Company, Ltd.	6,348,164	3,918,081
First Insurance Company, Ltd.	193,475	95,210
First Steamship Company, Ltd.	26,000	27,824
Forhouse Corp.	323,099	170,160
Formosa Advanced
Technologies Company, Ltd.	15,000	11,260
Formosa Epitaxy, Inc. (I)	329,000	238,680
Formosa Oilseed Processing	88,578	40,112
Formosa Taffeta Company, Ltd.	1,399,000	1,341,408
Formosan Rubber Group, Inc.	272,000	194,907
Formosan Union Chemical	280,940	172,057
Fortune Electric Company, Ltd.	35,000	15,840
Founding Construction &
Development Company, Ltd.	65,623	41,111
Froch Enterprise Company, Ltd. (I)	41,000	15,563
FSP Technology, Inc.	72,229	70,487
FU I Industrial Company, Ltd. (I)	36,727	65,616

132

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Fubon Financial Holding Company, Ltd. (I)	4,243,649	$4,569,051
Fullerton Technology Company, Ltd.	86,460	73,301
Fulltech Fiber Glass Corp.	42,000	23,649
Fwusow Industry Company, Ltd.	175,702	92,039
G Shank Enterprise Company, Ltd.	55,000	34,231
Gemtek Technology Corp. (I)	175,697	186,349
Getac Technology Corp.	460,000	327,706
Giantplus Technology Company, Ltd. (I)	170,000	61,736
Gigabyte Technology Company, Ltd.	854,000	777,788
Gigastorage Corp.	225,000	172,502
Gintech Energy Corp. (I)	221,349	226,993
Global Brands Manufacture, Ltd.	171,806	67,736
Globe Union Industrial Corp.	91,000	55,422
Gold Circuit Electronics, Ltd. (I)	666,204	156,093
Goldsun Development &
Construction Company, Ltd.	1,644,714	657,132
Grand Pacific Petrochemical Corp.	783,000	424,386
Green Energy Technology, Inc. (I)	221,194	158,142
GTM Corp. (I)	159,000	92,992
Hannstar Board Corp.	128,759	68,866
HannStar Display Corp. (I)	2,359,500	234,908
Harvatek Corp.	131,521	68,551
Hey Song Corp.	359,000	587,112
HiTi Digital, Inc.	34,000	19,296
Hitron Technology, Inc.	58,000	33,275
Ho Tung Chemical Corp. (I)	809,279	445,941
Hocheng Corp.	424,500	138,456
Hold-Key Electric Wire &
Cable Company, Ltd.	28,840	11,542
Holy Stone Enterprise Company, Ltd.	169,000	148,666
Hong TAI Electric Industrial Company, Ltd.	351,000	121,982
Horizon Securities Company, Ltd. (I)	79,000	19,409
Hsin Kuang Steel Company, Ltd.	312,085	200,728
Hsing TA Cement Company, Ltd.	435,000	154,936
HUA ENG Wire & Cable Company, Ltd. (I)	923,000	333,370
Hua Nan Financial Holdings Company, Ltd.	2,586,684	1,451,865
Hung Ching Development &
Construction Company, Ltd.	173,000	82,290
Hung Poo Real Estate Development Corp.	123,000	122,890
Hung Sheng Construction Company, Ltd.	827,200	477,258
Hwa Fong Rubber Company, Ltd. (I)	427,770	97,181
I-Chiun Precision Industry Company, Ltd. (I)	98,000	71,618
Ichia Technologies, Inc. (I)	478,180	252,135
Inotera Memories, Inc. (I)	1,970,000	340,247
Inventec Corp.	2,755,449	1,086,450
ITE Technology, Inc. (I)	108,000	95,511
J Touch Corp. (I)	14,000	13,934
Jess-Link Products Company, Ltd. (I)	13,000	11,919
Jui Li Enterprise Company, Ltd.	66,950	20,717
K Laser Technology, Inc. (I)	82,214	34,720
Kang Na Hsiung Enterprise Company, Ltd.	105,000	50,130
Kaulin Manufacturing Company, Ltd.	202,710	128,648
Kenmec Mechanical
Engineering Company, Ltd.	44,000	16,010
Kindom Construction Company, Ltd.	214,000	150,672
King Yuan Electronics Company, Ltd.	1,771,796	972,066
King’s Town Bank (I)	517,000	360,435
King’s Town Construction Company, Ltd.	38,850	41,093
Kinpo Electronics, Inc.	1,828,269	433,068
KS Terminals, Inc.	25,000	22,603
Kuoyang Construction Company, Ltd.	235,000	123,006
Kwong Fong Industries Corp. (I)	671,300	418,589
KYE System Corp. (I)	213,000	76,081
L&K Engineering Company, Ltd.	74,000	71,855
LAN FA Textile Company, Ltd.	188,863	61,287

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Lead Data, Inc. (I)	289,753	$20,891
Leader Electronics, Inc.	10,000	5,250
Lealea Enterprise Company, Ltd.	1,037,163	398,506
Ledtech Electronics Corp.	72,000	28,855
LEE CHI Enterprises Company, Ltd.	118,000	50,312
Lelon Electronics Corp.	76,650	33,850
Leofoo Development Company, Ltd. (I)	125,969	76,267
Li Peng Enterprise Company, Ltd. (I)	631,659	205,409
Lien Hwa Industrial Corp.	776,414	519,578
Lingsen Precision Industries, Ltd.	372,481	218,639
LITE-ON IT Corp.	100,212	92,281
Lite-On Semiconductor Corp.	245,000	127,748
Lite-On Technology Corp.	2,283,677	2,949,164
Long Bon International Company, Ltd. (I)	82,000	54,074
Long Chen Paper Company, Ltd. (I)	750,771	205,279
Lotes Company, Ltd.	14,000	43,928
Lucky Cement Corp. (I)	390,000	85,091
Macronix International	3,734,001	1,241,997
Marketech International Corp.	82,000	49,605
Masterlink Securities Corp. (I)	708,000	227,826
Maxtek Technology Company, Ltd.	16,000	11,594
Mayer Steel Pipe Corp. (I)	321,379	133,306
Mega Financial Holding Company, Ltd.	11,029,050	8,424,562
Meiloon Industrial Company, Ltd. (I)	117,048	42,064
Mercuries Data Systems, Ltd.	49,000	17,306
Merry Electronics Company, Ltd.	34,650	54,602
Micro-Star International Company, Ltd.	1,410,264	688,532
Microelectronics Technology, Inc. (I)	204,000	96,084
Mirle Automation Corp.	8,240	5,680
Mitac International Corp.	1,913,956	735,218
Mobiletron Electronics Company, Ltd.	56,000	33,967
Mosel Vitelic, Inc. (I)	521,000	40,655
Motech Industries, Inc. (I)	47,000	49,325
Mustek Systems, Inc. (I)	28,367	2,496
Nan Ya Printed Circuit Board Corp.	46,000	74,730
Neo Solar Power Corp. (I)	317,000	204,762
Nien Hsing Textile Company, Ltd. (I)	486,183	345,828
Ocean Plastics Company, Ltd. (I)	5,000	5,074
Optimax Technology Corp. (I)	144,610	14,284
OPTOTECH Corp.	305,000	136,777
Orient Semiconductor Electronics, Ltd. (I)	382,000	58,647
P-Two Industries, Inc.	14,000	8,429
Pacific Construction Company, Ltd.	89,289	26,088
Pan Jit International, Inc. (I)	249,000	102,786
Paragon Technologies Company, Ltd.	50,400	71,371
Pegatron Corp.	1,381,660	1,787,064
Phihong Technology Company, Ltd.	16,000	14,105
Plotech Company, Ltd.	30,000	12,864
Pou Chen Corp.	1,607,348	1,640,625
Powercom Company, Ltd. (I)	85,600	32,573
Powertech Technology, Inc.	117,000	223,445
President Securities Corp. (I)	564,285	304,135
Prodisc Technology, Inc. (I)	762,000	4,419
Promate Electronic Company, Ltd.	44,000	35,148
Qisda Corp. (I)	1,550,280	350,248
Quanta Storage, Inc.	68,000	48,709
Quintain Steel Company, Ltd.	361,602	91,185
Radium Life Tech Company, Ltd.	390,483	269,912
Ralec Electronic Corp.	41,335	41,322
Rexon Industrial Corp., Ltd. (I)	80,000	17,577
Ritek Corp. (I)	4,226,029	558,144
Sampo Corp.	902,338	312,812
Sanyang Industrial Company, Ltd. (I)	952,859	653,682
SDI Corp.	52,000	38,242
Sheng Yu Steel Company, Ltd.	169,000	107,710

133

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
ShenMao Technology, Inc.	13,000	$16,270
Shih Wei Navigation Company, Ltd.	42,000	36,459
Shihlin Electric & Engineering Corp.	41,000	48,571
Shin Kong Financial Holding Company, Ltd. (I)	3,916,000	1,086,517
Shin Zu Shing Company, Ltd.	33,000	118,774
Shinkong Insurance Company, Ltd.	108,000	71,297
Shinkong Synthetic Fibers Corp.	2,221,239	776,892
Shuttle, Inc. (I)	112,000	42,220
Sigurd Microelectronics Corp.	376,293	310,315
Silicon Integrated Systems Corp. (I)	440,000	157,299
Sinbon Electronics Company, Ltd.	118,000	103,622
Sino-American Silicon Products, Inc.	69,000	93,045
Sinon Corp.	368,650	172,604
SinoPac Financial Holdings Company, Ltd.	8,807,798	3,692,739
Sirtec International Company, Ltd.	20,000	23,337
Sitronix Technology Corp.	45,000	64,285
Siward Crystal Technology Company, Ltd. (I)	64,213	22,130
Solelytex Enterprise Corp. (I)	72,000	26,393
Solomon Technology Corp. (I)	90,394	39,657
Southeast Cement Company, Ltd.	295,000	134,501
Spirox Corp.	127,068	54,850
Springsoft, Inc.	102,000	192,672
Star Comgistic Capital Company, Ltd.	59,000	27,284
Stark Technology, Inc.	22,000	19,467
Sunonwealth Electric Machine
Industry Company, Ltd.	19,000	11,864
Sunplus Technology Company, Ltd. (I)	409,000	138,630
Sunrex Technology Corp.	71,000	31,970
Super Dragon Technology Company, Ltd. (I)	3,000	3,030
Supreme Electronics Company, Ltd.	181,000	86,145
Sweeten Construction Company, Ltd.	36,729	21,509
TA Chen Stainless Pipe	612,535	336,473
Ta Chong Bank, Ltd. (I)	2,620,320	907,595
Ta Chong Securities Company, Ltd. (I)	51,000	14,793
Ta Ya Electric Wire & Cable Company, Ltd.	928,436	232,720
TA-I Technology Company, Ltd.	73,634	44,689
Tah Hsin Industrial Company, Ltd.	217,000	226,188
Taichung Commercial Bank	2,061,504	699,759
Tainan Enterprises Company, Ltd.	194,250	182,603
Tainan Spinning Company, Ltd.	1,704,135	816,692
Taishin Financial Holdings Company, Ltd.	7,925,326	3,041,696
Taisun Enterprise Company, Ltd.	73,032	42,573
Taita Chemical Company, Ltd.	140,028	49,083
Taiwan Business Bank (I)	3,940,127	1,181,649
Taiwan Cement Corp.	3,198,983	3,956,797
Taiwan Cogeneration Corp.	359,434	237,298
Taiwan Cooperative Financial Holding	6,201,390	3,431,211
Taiwan Fire & Marine Insurance Company	6,000	4,330
Taiwan FU Hsing Industrial Company, Ltd.	231,000	188,697
Taiwan Hopax Chemicals
Manufacturing Company, Ltd.	10,200	4,872
Taiwan Kolin Company, Ltd. (I)	327,000	0
Taiwan Land Development Corp. (I)	348,902	144,642
Taiwan Mask Corp.	407,150	141,431
Taiwan Navigation Company, Ltd.	9,000	7,815
Taiwan Paiho, Ltd.	404,845	266,510
Taiwan Pulp & Paper Corp.	417,640	135,662
Taiwan Sakura Corp.	15,000	8,419
Taiwan Semiconductor Company, Ltd.	33,000	16,163
Taiwan Styrene Monomer Corp. (I)	718,159	245,801
Taiwan TEA Corp.	546,000	303,351
Taiwan Union Technology Corp.	24,000	12,677
Taiyen Biotech Company, Ltd.	320,000	248,351
Tatung Company, Ltd. (I)	2,265,400	582,166
Teapo Electronic Corp. (I)	108,163	14,524

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Teco Electric & Machinery Company, Ltd.	2,874,000	$1,986,670
Tekcore Company, Ltd. (I)	17,000	8,180
Tex-Ray Industrial Company, Ltd.	91,800	30,323
Thinking Electronic Industrial Company, Ltd.	52,000	51,695
Ton Yi Industrial Corp.	697,200	404,424
Tong Yang Industry Company, Ltd.	160,929	158,278
Tong-Tai Machine & Tool Company, Ltd.	110,160	93,640
Topco Scientific Company, Ltd.	11,444	18,488
Topoint Technology Company, Ltd.	69,664	43,025
Tung Ho Steel Enterprise Corp.	266,000	270,639
TYC Brother Industrial Company, Ltd.	170,511	70,385
Tycoons Group Enterprise Company, Ltd. (I)	367,768	70,275
Tyntek Corp. (I)	209,096	63,956
TZE Shin International Company, Ltd. (I)	53,742	28,338
U-Tech Media Corp. (I)	180,000	34,577
Unimicron Technology Corp.	1,111,000	1,319,184
Union Bank of Taiwan (I)	743,372	267,587
Unitech Computer Company, Ltd.	158,039	79,673
Unitech Printed Circuit Board Corp.	717,975	257,266
United Microelectronics Corp.	16,156,794	6,695,806
Universal Cement Corp.	821,108	412,746
Universal Microelectronics Company, Ltd. (I)	60,000	16,633
Unizyx Holding Corp.	377,000	184,602
UPC Technology Corp.	937,435	515,140
Ve Wong Corp.	93,993	71,465
Wafer Works Corp.	76,342	43,521
Wah Lee Industrial Corp.	98,000	130,571
Walsin Lihwa Corp. (I)	4,214,000	1,465,940
Walsin Technology Corp. (I)	858,044	221,634
Walton Advanced Engineering, Inc. (I)	229,584	72,181
Wan Hai Lines, Ltd. (I)	149,050	83,312
Waterland Financial Holding Company, Ltd.	2,977,081	907,056
WEI Chih Steel Industrial Company, Ltd. (I)	100,000	18,142
Weikeng Industrial Company, Ltd.	94,500	69,029
Well Shin Technology Company, Ltd.	30,000	41,641
Wellypower Optronics Corp. (I)	92,000	41,251
Weltrend Semiconductor, Inc. (I)	10,000	4,244
Winbond Electronics Corp. (I)	4,720,000	708,742
Wintek Corp. (I)	1,535,000	799,863
Wistron Corp.	198,450	238,365
WT Microelectronics Company, Ltd.	17,509	21,954
WUS Printed Circuit Company, Ltd. (I)	520,000	244,968
Yageo Corp. (I)	3,548,000	1,078,616
Yang Ming Marine Transport Corp. (I)	786,500	327,436
YC INOX Company, Ltd.	187,000	110,793
Yem Chio Company, Ltd.	52,678	42,339
Yi Jinn Industrial Company, Ltd.	301,996	76,190
Yieh Phui Enterprise Company, Ltd.	1,775,363	552,458
Young Fast Optoelectronics Company, Ltd.	103,000	248,163
Yuanta Financial Holdings Company, Ltd.	7,417,705	3,881,346
Yuen Foong Yu Paper
Manufacturing Company, Ltd.	1,678,202	715,759
Yufo Electronics Company, Ltd.	12,000	8,187
Yulon Motor Company, Ltd.	503,000	1,008,538
Yung Chi Paint & Varnish
Manufacturing Company, Ltd.	63,787	127,579
Zenitron Corp.	150,000	97,800
Zig Sheng Industrial Company, Ltd.	349,414	124,189

		140,370,360
Thailand - 3.1%
A.J. Plast PCL	117,500	54,207
AAPICO Hitech PCL	120,600	85,023
Asia Plus Securities PCL	976,600	72,975
Bangchak Petroleum PCL	805,100	638,221

134

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
Bangkok Aviation Fuel Services PCL	139,371	$75,617
Bangkok Bank PCL	1,038,900	6,518,284
Bangkok Bank PCL, Foreign Shares	145,000	944,311
Bangkok Expressway PCL	565,700	542,175
Bangkok Insurance PCL	3,250	27,770
Bangkokland PCL (I)	9,510,100	386,213
Bank of Ayudhya PCL	2,762,100	2,819,723
CalComp Electronics Thailand PCL	1,880,300	166,160
Delta Electronics Thailand PCL	268,300	224,455
Eastern Water Resources Development &
Management PCL	275,500	119,938
Esso Thailand PCL	1,090,000	378,915
G J Steel PCL (I)	23,487,100	106,829
G Steel PCL (I)	3,947,700	43,607
Golden Land Property Development PCL (I)	37,000	9,376
Hana Microelectronics PCL	328,800	223,259
IRPC PCL	9,283,000	1,284,782
Italian-Thai Development PCL (I)	1,550,400	181,333
KGI Securities Thailand PCL	566,200	40,837
Kiatnakin Bank PCL	434,200	652,429
Krung Thai Bank PCL	4,967,600	2,953,446
Krungthai Card PCL (I)	134,500	109,243
Loxley PCL	604,500	89,556
MBK PCL	46,300	175,994
Padaeng Industry PCL	166,300	71,858
Polyplex PCL	266,900	120,530
Pranda Jewelry PCL	214,300	50,477
Precious Shipping PCL	577,100	247,489
PTT Global Chemical PCL	2,035,600	4,166,433
PTT PCL	202,800	2,167,680
Quality House PCL	3,590,167	229,780
Regional Container Lines PCL (I)	582,300	132,427
Rojana Industrial Park PCL (I)	29,800	9,585
Saha-Union PCL	204,000	265,107
Sahaviriya Steel Industries PCL (I)	8,662,200	168,854
Sansiri PCL	4,504,732	418,568
SC Asset Corp. PCL	336,400	196,725
Sri Trang Agro-Industry PCL (L)	518,700	261,204
Tata Steel Thailand PCL (I)	5,227,800	135,875
Thai Airways International PCL (I)	885,300	624,139
Thai Carbon Black PCL	44,000	41,098
Thai Oil PCL	600,900	1,273,838
Thai Plastic & Chemical PCL	10,900	10,624
Thai Stanley Electric PCL	700	5,185
Thaicom PCL (I)	758,200	468,025
Thanachart Capital PCL	811,900	995,751
Thoresen Thai Agencies PCL	437,660	234,613
TMB Bank PCL	15,334,300	906,707
TPI Polene PCL	1,302,600	545,924
Vanachai Group PCL	940,600	141,793
Vinythai PCL	56,200	33,778

		32,848,745
Turkey - 2.0%
Adana Cimento Sanayii TAS, Class A	1,813	3,451
Aksa Akrilik Kimya Sanayi AS	170,085	445,134
Alarko Holding AS	100,330	213,930
Albaraka Turk Katilim Bankasi AS (I)	47,374	35,895
Anadolu Anonim Tuerk Sigorta Sirketi (I)	360,610	182,807
Anadolu Cam Sanayii AS (I)	51,099	67,303
Asya Katilim Bankasi AS (I)	371,165	409,503
Aygaz AS	112,944	481,880
Baticim Bati Anadolu Cimento Sanayii AS	508	1,838
Bolu Cimento Sanayii AS	117,979	85,385

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Borusan Mannesmann Boru Sanayi ve
Ticaret AS	14,559	$222,166
Cemtas Celik Makina Sanayi Ticaret AS	98,165	61,767
Cimsa Cimento Sanayi VE Tica	62,677	276,332
Dogan Sirketler Grubu Holdings AS (I)	1,464,692	587,545
Dogus Otomotiv Servis ve Ticaret AS	6,235	21,031
Eczacibasi Yatirim Holding Ortakligi AS	27,948	90,259
EGE Seramik Sanayi ve Ticaret AS	31,602	39,614
EIS Eczacibasi Ilac ve Sinai ve Finansal
Yatirimlar Sanayi ve Ticaret AS	268,690	278,390
Eregli Demir ve Celik Fabrikalari TAS	1,034,264	1,273,494
Gentas Genel Metal Sanayi ve Ticaret AS	70,980	52,564
Global Yatirim Holding AS (I)(L)	380,889	273,630
Goldas Kuyumculuk Sanayi Ithalat ve
Ihracat AS (I)	54,846	15,575
GSD Holding AS (I)	418,949	156,320
Gunes Sigorta (I)	14,161	16,016
Hurriyet Gazetecilik AS (I)	291,507	129,969
Ihlas Holding AS (I)	344,633	259,157
Is Finansal Kiralama AS (I)	84,158	43,616
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class A	371,286	283,275
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class B	51,079	59,457
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class D	162,805	106,128
KOC Holdings AS	717,392	2,870,530
Kordsa Global Endustriyel Iplik ve Kord Bezi
Sanayi ve Ticaret A.S.	150,310	306,214
Marti Otel Isletmeleri AS (I)	100,968	35,443
Menderes Tekstil Sanayi ve Ticaret AS (I)	171,704	53,551
Metro Ticari ve Mali Yatirimlar Holding AS (I)	49,860	14,444
Net Turizm Ticaret ve Sanayi AS (I)	196,638	71,193
Parsan Makina Parcalari (I)	48,236	79,453
Petkim Petrokimya Holding AS	389,715	436,429
Pinar Entegre Et ve Un Sanayi AS	36,324	106,763
Polyester Sanayi AS (I)	36,667	25,331
Sarkuysan Elektrolitik Bakir Sanayi ve
Ticaret AS	168,256	208,952
Sekerbank TAS (I)	472,361	331,645
Soda Sanayii AS (I)	19,642	31,609
Tekfen Holding AS	210,781	765,376
Tekstil Bankasi AS (I)	84,007	33,228
Trakya Cam Sanayi AS (I)	420,130	475,084
Turcas Petrol AS	47,466	75,595
Turk Hava Yollari (I)	628,584	1,316,898
Turkiye Is Bankasi, Class C	993,689	3,123,914
Turkiye Sinai Kalkinma Bankasi AS	691,828	770,956
Turkiye Sise ve Cam Fabrikalari AS	723,387	1,003,674
Turkiye Vakiflar Bankasi Tao, Class D	1,023,771	2,213,569
Uzel Makina Sanayii AS (I)	22,930	0
Vestel Elektronik Sanayi ve Tracaret AS (I)	118,623	121,022
Yapi ve Kredi Bankasi AS (I)	360,334	859,587

		21,503,891

TOTAL COMMON STOCKS (Cost $1,031,328,741)		$1,037,797,395

PREFERRED SECURITIES - 1.6%
Brazil - 1.6%
Banco ABC Brasil SA	99,955	596,599
Banco Daycoval SA	88,000	473,153
Banco Industrial e Comercial SA	155,800	546,424
Banco Panamericano SA	64,100	160,625
Banco Pine SA	36,554	265,060
Banco Sofisa SA	83,500	152,399

135

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Brazil (continued)
Bardella SA Industrias Mecanicas	916	$35,470
Cia de Tecidos do Norte de Minas - Coteminas	92,100	115,849
Cia Ferro Ligas da Bahia - Ferbasa	119,324	623,916
Eucatex SA Industria e Comercio	45,078	166,770
Forjas Taurus SA	42,305	56,344
Gerdau SA	444,000	4,222,627
Inepar SA Industria e Construcoes	152,248	147,197
Parana Banco SA	21,400	137,125
Petroleo Brasileiro SA	327,052	3,608,905
Suzano Papel e Celulose SA	379,300	997,247
Unipar Participacoes SA	773,200	137,305
Usinas Siderurgicas de Minas Gerais SA	920,837	4,596,804

		17,039,819
Malaysia - 0.0%
TA Global BHD	562,585	45,095

TOTAL PREFERRED SECURITIES (Cost $21,520,959)		$17,084,914

RIGHTS - 0.0%
Brookfield Incorporacoes SA (Expiration Date:
10/18/2012; Strike Price: BRL 3.06) (I)	138,250	58,648
Dijaya Corp. BHD (Expiration Date:
10/09/2012; Strike Price: MYR 1.20) (I)	32,720	54
Empire East Land Holdings, Inc. (Expiration
Date: 10/12/2012; Strike Price: PHP 1.00) (I)	747,500	0
Empresas La Polar SA (Expiration Date:
10/02/2012; Strike Price: CLP 179.44) (I)	1	0
G J Steel PCL (Expiration Date: 10/12/2012;
Strike Price: THB 0.03) (I)	263,180	0
KTB Investment & Securities Company, Ltd.
(Expiration Date: 10/11/2012; Strike Price:
THB 12.60 ) (I)	1,241,900	229,981
YTL Corp. BHD (Expiration Date: 10/17/2012;
Strike Price: MYR 0.20) (I)	259,089	24,159

TOTAL RIGHTS (Cost $0)		$312,842

SECURITIES LENDING COLLATERAL - 10.8%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	11,311,683	113,214,107

TOTAL SECURITIES LENDING
COLLATERAL (Cost $113,211,049)		$113,214,107

Total Investments (Emerging Markets Value Trust)
(Cost $1,166,060,749) - 111.0%		$1,168,409,258
Other assets and liabilities, net - (11.0%)		(115,964,070)

TOTAL NET ASSETS - 100.0%		$1,052,445,188

Equity-Income Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.1%
Consumer Discretionary - 12.5%
Auto Components - 0.3%
Johnson Controls, Inc.	258,600	$7,085,640
Automobiles - 0.6%
Ford Motor Company	619,400	6,107,284
Harley-Davidson, Inc.	126,300	5,351,331

		11,458,615

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Distributors - 0.5%
Genuine Parts Company (L)	172,800	$10,545,984
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp. (L)	280,400	10,217,776
Marriott International, Inc. (I)(L)	102,987	4,026,792

		14,244,568
Household Durables - 1.2%
Whirlpool Corp. (L)	289,900	24,035,609
Leisure Equipment & Products - 1.4%
Hasbro, Inc. (I)(L)	190,300	7,263,751
Mattel, Inc.	588,275	20,871,997

		28,135,748
Media - 5.6%
Cablevision Systems Corp., Class A (L)	511,500	8,107,275
Comcast Corp., Class A	372,200	13,313,594
The Madison Square Garden, Inc., Class A (I)	187,400	7,546,598
The McGraw-Hill Companies, Inc.	348,000	18,997,320
The New York Times Company, Class A (I)(L)	619,700	6,048,272
The Walt Disney Company	462,000	24,153,360
Time Warner, Inc.	689,900	31,273,167
WPP PLC	488,313	6,648,750

		116,088,336
Multiline Retail - 1.5%
Kohl’s Corp. (L)	366,400	18,767,008
Macy’s, Inc.	318,200	11,970,684

		30,737,692
Specialty Retail - 0.7%
Staples, Inc. (L)	1,035,100	11,924,352
Tiffany & Company	28,400	1,757,392

		13,681,744

		256,013,936
Consumer Staples - 6.6%
Beverages - 1.3%
Molson Coors Brewing Company, Class B	168,200	7,577,410
PepsiCo, Inc.	256,000	18,117,120

		25,694,530
Food Products - 3.0%
Archer-Daniels-Midland Company	575,900	15,652,962
Campbell Soup Company (L)	515,000	17,932,300
ConAgra Foods, Inc.	490,200	13,524,618
Kellogg Company	88,500	4,571,910
McCormick & Company, Inc., Non-
Voting Shares	166,400	10,323,456

		62,005,246
Household Products - 1.7%
Energizer Holdings, Inc. (L)	63,200	4,715,352
Kimberly-Clark Corp.	64,300	5,515,654
The Clorox Company (L)	276,800	19,943,440
The Procter & Gamble Company	75,300	5,222,808

		35,397,254
Personal Products - 0.6%
Avon Products, Inc.	783,700	12,500,015

		135,597,045
Energy - 13.0%
Energy Equipment & Services - 1.7%
Diamond Offshore Drilling, Inc. (L)	241,200	15,873,372
Schlumberger, Ltd.	275,800	19,948,614

		35,821,986

136

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 11.3%
Anadarko Petroleum Corp.	271,800	$19,004,256
BP PLC, ADR	286,475	12,135,081
Chevron Corp.	462,300	53,885,688
ConocoPhillips	150,500	8,605,590
CONSOL Energy, Inc. (I)(L)	440,900	13,249,045
Exxon Mobil Corp.	522,800	47,810,060
Hess Corp.	102,600	5,511,672
Murphy Oil Corp.	397,600	21,347,144
Petroleo Brasileiro SA, ADR (L)	259,600	5,955,224
Royal Dutch Shell PLC, ADR	501,700	34,822,997
Spectra Energy Corp.	287,250	8,433,660

		230,760,417

		266,582,403
Financials - 19.8%
Capital Markets - 2.3%
Legg Mason, Inc.	525,602	12,971,857
Morgan Stanley	350,600	5,869,044
Northern Trust Corp. (L)	388,000	18,009,020
The Bank of New York Mellon Corp.	504,400	11,409,528

		48,259,449
Commercial Banks - 5.8%
PNC Financial Services Group, Inc.	284,100	17,926,710
Regions Financial Corp.	995,000	7,173,950
SunTrust Banks, Inc.	637,300	18,016,471
U.S. Bancorp	1,055,500	36,203,650
Wells Fargo & Company	1,148,300	39,650,799

		118,971,580
Consumer Finance - 3.0%
American Express Company	571,600	32,501,176
Capital One Financial Corp.	243,775	13,897,613
SLM Corp.	930,600	14,629,032

		61,027,821
Diversified Financial Services - 3.4%
Bank of America Corp.	2,291,293	20,232,117
JPMorgan Chase & Company	1,239,875	50,190,140

		70,422,257
Insurance - 4.6%
Lincoln National Corp. (L)	404,700	9,789,693
Loews Corp.	154,400	6,370,544
Marsh & McLennan Companies, Inc.	668,700	22,688,991
Sun Life Financial, Inc. (L)	322,100	7,482,383
The Allstate Corp.	647,800	25,659,358
The Chubb Corp.	125,300	9,557,884
Willis Group Holdings PLC	200,100	7,387,692
XL Group PLC	230,700	5,543,721

		94,480,266
Real Estate Investment Trusts - 0.7%
Weyerhaeuser Company	558,300	14,593,962

		407,755,335
Health Care - 7.2%
Biotechnology - 0.6%
Amgen, Inc.	153,300	12,926,256
Health Care Providers & Services - 0.6%
Quest Diagnostics, Inc. (L)	194,400	12,330,792
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc.	431,100	25,361,613
Pharmaceuticals - 4.7%
Bristol-Myers Squibb Company	514,425	17,361,844

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	396,000	$27,288,360
Merck & Company, Inc.	571,250	25,763,375
Pfizer, Inc.	1,059,335	26,324,475

		96,738,054

		147,356,715
Industrials - 13.6%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	380,700	22,746,825
Lockheed Martin Corp.	114,000	10,645,320
The Boeing Company	234,800	16,346,776

		49,738,921
Air Freight & Logistics - 0.9%
United Parcel Service, Inc., Class B	259,200	18,550,944
Airlines - 0.6%
United Continental Holdings, Inc. (I)(L)	607,000	11,836,500
Building Products - 0.7%
Masco Corp.	622,700	9,371,635
USG Corp. (I)(L)	259,900	5,704,805

		15,076,440
Commercial Services & Supplies - 0.3%
Avery Dennison Corp. (L)	183,300	5,832,606
Electrical Equipment - 2.0%
Cooper Industries PLC	270,900	20,333,754
Emerson Electric Company	435,500	21,021,585

		41,355,339
Industrial Conglomerates - 4.4%
3M Company	316,100	29,213,962
General Electric Company	2,673,800	60,721,998

		89,935,960
Machinery - 2.3%
Illinois Tool Works, Inc. (L)	440,700	26,208,429
Ingersoll-Rand PLC	266,800	11,957,976
ITT Corp. (L)	125,300	2,524,795
Xylem, Inc.	235,600	5,925,340

		46,616,540

		278,943,250
Information Technology - 7.4%
Communications Equipment - 2.0%
Cisco Systems, Inc.	865,100	16,514,759
Harris Corp. (L)	434,300	22,244,846
Nokia OYJ, ADR (L)	1,127,600	2,897,932

		41,657,537
Computers & Peripherals - 0.9%
Dell, Inc.	1,113,200	10,976,152
Hewlett-Packard Company	445,200	7,595,112

		18,571,264
Electronic Equipment, Instruments & Components - 0.5%
Corning, Inc.	845,900	11,123,585
IT Services - 0.8%
Computer Sciences Corp.	498,224	16,047,795
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.	365,300	14,316,107
Applied Materials, Inc. (L)	1,025,200	11,446,358
First Solar, Inc. (I)(L)	101,300	2,243,289
Texas Instruments, Inc.	293,900	8,096,945

		36,102,699

137

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 1.4%
Microsoft Corp.	939,425	$27,976,077

		151,478,957
Materials - 4.7%
Chemicals - 0.5%
E.I. du Pont de Nemours & Company (L)	203,700	10,239,999
Construction Materials - 0.8%
Vulcan Materials Company (L)	363,300	17,184,090
Metals & Mining - 1.5%
Cliffs Natural Resources, Inc. (L)	203,600	7,966,868
Newmont Mining Corp.	63,500	3,556,635
Nucor Corp.	495,600	18,961,656

		30,485,159
Paper & Forest Products - 1.9%
International Paper Company	771,000	28,002,720
MeadWestvaco Corp.	351,600	10,758,960

		38,761,680

		96,670,928
Telecommunication Services - 4.2%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	1,099,649	41,456,767
CenturyLink, Inc.	297,917	12,035,847
Telefonica SA	426,879	5,692,222
Verizon Communications, Inc.	427,900	19,499,403

		78,684,239
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC	2,675,241	7,613,900

		86,298,139
Utilities - 6.1%
Electric Utilities - 4.7%
Duke Energy Corp.	417,219	27,035,791
Entergy Corp.	320,900	22,238,370
Exelon Corp.	562,600	20,017,308
FirstEnergy Corp. (L)	204,200	9,005,220
Pinnacle West Capital Corp.	86,745	4,580,136
Xcel Energy, Inc.	514,500	14,256,794

		97,133,619
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (I)	223,000	2,446,310
Multi-Utilities - 1.3%
NiSource, Inc.	863,100	21,991,788
TECO Energy, Inc. (L)	222,200	3,941,828

		25,933,616

		125,513,545

TOTAL COMMON STOCKS (Cost $1,578,687,998)		$1,952,210,253

PREFERRED SECURITIES - 0.6%
Consumer Discretionary - 0.6%
General Motors Company, Series B, 4.750%	314,450	11,722,696

TOTAL PREFERRED SECURITIES (Cost $15,735,070)		$11,722,696

SECURITIES LENDING COLLATERAL - 8.4%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	17,166,809	171,815,724

TOTAL SECURITIES LENDING
COLLATERAL (Cost $171,812,621)		$171,815,724

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 4.4%
Money Market Funds - 4.4%
State Street Institutional U.S. Government
Money Market Fund, 0.0469% (Y)	1,705,608	1,705,608
T. Rowe Price Reserve Investment
Fund, 0.1066% (Y)	88,316,645	88,316,645

		90,022,253

TOTAL SHORT-TERM INVESTMENTS (Cost $90,022,253)		$90,022,253

Total Investments (Equity-Income Trust)
(Cost $1,856,257,942) - 108.5%		$2,225,770,926
Other assets and liabilities, net - (8.5%)		(174,209,392)

TOTAL NET ASSETS - 100.0%		$2,051,561,534

Financial Services Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.4%
Consumer Discretionary - 1.7%
Specialty Retail - 1.7%
Bed Bath & Beyond, Inc. (I)	36,810	$2,319,030
Consumer Staples - 3.1%
Food & Staples Retailing - 3.1%
CVS Caremark Corp.	88,900	4,304,538
Energy - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Canadian Natural Resources, Ltd. (L)	159,420	4,908,542
Financials - 79.3%
Capital Markets - 20.8%
Ameriprise Financial, Inc.	31,986	1,813,286
Julius Baer Group, Ltd.	185,270	6,460,644
Oaktree Capital Group LLC	206,700	8,474,700
The Bank of New York Mellon Corp.	336,296	7,607,016
The Charles Schwab Corp. (L)	27,502	351,751
The Goldman Sachs Group, Inc.	39,218	4,458,302

		29,165,699
Commercial Banks - 16.5%
ICICI Bank, Ltd., ADR	34,573	1,387,760
SKBHC Holdings LLC (I)(R)	432	2,640,087
State Bank of India, GDR	99,569	8,600,129
U.S. Bancorp	28,629	981,975
Wells Fargo & Company	275,881	9,526,171

		23,136,122
Consumer Finance - 11.1%
American Express Company	265,968	15,122,941
The First Marblehead Corp. (I)(L)	410,168	430,676

		15,553,617
Diversified Financial Services - 0.2%
Bank of America Corp.	36,055	318,366
Insurance - 26.1%
Alleghany Corp. (I)	21,459	7,402,067
Everest Re Group, Ltd.	54,438	5,822,688
Loews Corp.	212,205	8,755,578
Markel Corp. (I)	18,474	8,470,144
The Progressive Corp. (L)	303,335	6,291,168

		36,741,645

138

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Financial Services Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development - 4.6%
Brookfield Asset Management, Inc., Class A	186,990	$6,453,025

		111,368,474
Information Technology - 7.8%
Internet Software & Services - 2.6%
Google, Inc., Class A (I)	4,800	3,621,600
IT Services - 5.2%
Cielo SA	67,128	1,675,178
Visa, Inc., Class A	42,463	5,701,932

		7,377,110

		10,998,710
Materials - 0.0%
Paper & Forest Products - 0.0%
Sino-Forest Corp. (I)(L)	606,500	0

TOTAL COMMON STOCKS (Cost $127,277,605)		$133,899,294

SECURITIES LENDING COLLATERAL - 4.5%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	635,416	6,359,625

TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,359,566)		$6,359,625

SHORT-TERM INVESTMENTS - 4.9%
Commercial Paper - 4.9%
Societe Generale North America, 0.1793% ,
10/01/2012 *	$4,418,000	$4,418,000
Sumitomo Trust & Banking Company, Ltd.,
0.1494% , 10/02/2012 *	2,375,000	2,374,990

		6,792,990

TOTAL SHORT-TERM INVESTMENTS (Cost $6,792,990)		$6,792,990

Total Investments (Financial Services Trust)
(Cost $140,430,161) - 104.8%		$147,051,909
Other assets and liabilities, net - (4.8%)		(6,675,372)

TOTAL NET ASSETS - 100.0%		$140,376,537

Franklin Templeton Founding Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies (G) - 100.0%
Equity - 66.8%
Global, Series NAV (Franklin)	27,331,332	$414,616,306
Mutual Shares, Series NAV (Franklin)	38,941,788	417,455,968
Fixed Income - 33.2%
Income, Series NAV (Franklin)	36,810,315	413,379,839

		1,245,452,113

TOTAL INVESTMENT COMPANIES (Cost $1,226,494,926)		$1,245,452,113

Total Investments (Franklin Templeton Founding Allocation
Trust) (Cost $1,226,494,926) - 100.0%		$1,245,452,113
Other assets and liabilities, net - 0.0%		(68,381)

TOTAL NET ASSETS - 100.0%		$1,245,383,732

Fundamental All Cap Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.9%
Consumer Discretionary - 18.7%
Hotels, Restaurants & Leisure - 3.3%
Carnival Corp.	819,034	$29,845,599
Starbucks Corp.	282,430	14,333,323

		44,178,922
Household Durables - 2.1%
Lennar Corp., Class A	780,148	27,125,746
Internet & Catalog Retail - 7.7%
Amazon.com, Inc. (I)	357,410	90,896,511
Blue Nile, Inc. (I)	298,455	11,069,693

		101,966,204
Media - 1.1%
Omnicom Group, Inc.	276,260	14,243,966
Specialty Retail - 4.5%
Lowe’s Companies, Inc.	1,965,848	59,447,244

		246,962,082
Consumer Staples - 5.0%
Beverages - 4.0%
Diageo PLC, ADR	118,586	13,368,200
PepsiCo, Inc.	91,571	6,480,480
SABMiller PLC	335,496	14,759,458
Tsingtao Brewery Company, Ltd., H Shares	3,413,254	18,768,473

		53,376,611
Personal Products - 1.0%
Avon Products, Inc.	844,220	13,465,309

		66,841,920
Energy - 8.1%
Energy Equipment & Services - 2.6%
National Oilwell Varco, Inc.	177,080	14,185,879
Schlumberger, Ltd.	290,203	20,990,383

		35,176,262
Oil, Gas & Consumable Fuels - 5.5%
Apache Corp.	346,711	29,980,100
Occidental Petroleum Corp.	297,828	25,631,078
Ultra Petroleum Corp. (I)	759,552	16,694,953

		72,306,131

		107,482,393
Financials - 23.7%
Capital Markets - 13.7%
AllianceBernstein Holding LP	1,842,539	28,393,526
Morgan Stanley	1,772,740	29,675,668
Northern Trust Corp.	485,990	22,557,226
State Street Corp.	452,181	18,973,515
T. Rowe Price Group, Inc.	565,203	35,777,350
The Goldman Sachs Group, Inc.	400,916	45,576,131

		180,953,416
Diversified Financial Services - 8.4%
Bank of America Corp.	6,125,648	54,089,472
JPMorgan Chase & Company	1,430,286	57,897,977

		111,987,449
Insurance - 1.6%
Prudential Financial, Inc.	394,345	21,495,746

		314,436,611
Health Care - 5.2%
Biotechnology - 0.7%
Amgen, Inc.	117,938	9,944,532

139

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies - 1.5%
Medtronic, Inc.	448,243	$19,328,238
Health Care Providers & Services - 3.0%
AMN Healthcare Services, Inc. (I)	2,773,719	27,903,613
Amsurg Corp. (I)	407,463	11,563,800

		39,467,413

		68,740,183
Industrials - 10.5%
Aerospace & Defense - 2.5%
American Science & Engineering, Inc.	506,026	33,200,366
Commercial Services & Supplies - 3.1%
Avery Dennison Corp.	1,271,290	40,452,448
Electrical Equipment - 2.2%
Sensata Technologies Holding NV (I)	966,322	28,767,406
Professional Services - 2.7%
Robert Half International, Inc.	1,366,087	36,378,897

		138,799,117
Information Technology - 27.7%
Communications Equipment - 8.6%
Cisco Systems, Inc.	852,035	16,265,348
QUALCOMM, Inc.	1,349,284	84,316,757
Tellabs, Inc.	3,677,180	13,017,217

		113,599,322
Computers & Peripherals - 6.0%
Apple, Inc.	89,470	59,699,752
EMC Corp. (I)	730,990	19,934,097

		79,633,849
Internet Software & Services - 8.8%
Ancestry.com, Inc. (I)	1,899,020	57,122,522
Bankrate, Inc. (I)	542,492	8,452,025
Google, Inc., Class A (I)	48,738	36,772,821
VistaPrint NV (I)	409,190	13,973,839

		116,321,207
IT Services - 2.0%
Broadridge Financial Solutions, Inc.	1,115,609	26,027,158
Software - 2.3%
FactSet Research Systems, Inc.	321,343	30,983,892

		366,565,428

TOTAL COMMON STOCKS (Cost $1,257,797,487)		$1,309,827,734

SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreement - 0.6%
Repurchase Agreement with State Street Corp.
dated 09/28/2012 at 0.010% to be
repurchased at $7,600,006 on 10/01/2012
collateralized by $7,815,000 U.S. Treasury
Bonds 2.750% due 08/15/2042 (valued at
$7,756,388 including interest)	$7,600,000	$7,600,000

TOTAL SHORT-TERM INVESTMENTS (Cost $7,600,000)		$7,600,000

Total Investments (Fundamental All Cap Core Trust)
(Cost $1,265,397,487) - 99.5%		$1,317,427,734
Other assets and liabilities, net - 0.5%		6,302,506

TOTAL NET ASSETS - 100.0%		$1,323,730,240

Fundamental Holdings Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies (G) - 39.8%
Fixed Income - 39.8%
Bond Trust, Series NAV (John Hancock) (1)(A)	30,165,235	$428,347,611
American Funds Insurance Series - 60.2%
Equity - 60.2%
American Growth Fund - Class 1	4,214,066	253,476,083
American Growth-Income Fund - Class 1	6,605,742	252,999,919
American International Fund - Class 1	8,300,883	141,447,049

TOTAL INVESTMENT COMPANIES (Cost $870,635,857)		$1,076,270,662

Total Investments (Fundamental Holdings Trust)
(Cost $870,635,857) - 100.0%		$1,076,270,662
Other assets and liabilities, net - 0.0%		(39,745)

TOTAL NET ASSETS - 100.0%		$1,076,230,917

Fundamental Large Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.6%
Consumer Discretionary - 17.4%
Hotels, Restaurants & Leisure - 3.4%
Carnival Corp.	490,588	$17,877,027
Household Durables - 3.2%
Dorel Industries, Inc., Class B	172,578	5,993,096
Lennar Corp., Class A	310,229	10,786,662

		16,779,758
Media - 4.1%
Comcast Corp., Class A	106,862	3,822,454
Lamar Advertising Company, Class A (I)	267,435	9,911,141
Omnicom Group, Inc.	149,093	7,687,235

		21,420,830
Multiline Retail - 0.8%
Target Corp.	61,374	3,895,408
Specialty Retail - 4.6%
Lowe’s Companies, Inc.	801,615	24,240,838
Textiles, Apparel & Luxury Goods - 1.3%
Adidas AG	84,549	6,943,429

		91,157,290
Consumer Staples - 9.2%
Beverages - 6.7%
Diageo PLC, ADR	118,732	13,384,658
PepsiCo, Inc.	161,007	11,394,465
SABMiller PLC (I)	234,890	10,333,504

		35,112,627
Household Products - 1.5%
The Procter & Gamble Company	117,541	8,152,644
Tobacco - 1.0%
Philip Morris International, Inc.	56,528	5,084,128

		48,349,399
Energy - 10.5%
Energy Equipment & Services - 1.5%
National Oilwell Varco, Inc.	95,265	7,631,679
Oil, Gas & Consumable Fuels - 9.0%
Apache Corp.	152,348	13,173,532

140

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	118,897	$13,858,634
Exxon Mobil Corp.	69,567	6,361,902
Occidental Petroleum Corp.	159,075	13,689,995

		47,084,063

		54,715,742
Financials - 28.3%
Capital Markets - 11.1%
AllianceBernstein Holding LP	552,603	8,515,612
Morgan Stanley	837,623	14,021,809
Northern Trust Corp.	222,712	10,337,178
State Street Corp.	216,153	9,069,780
The Goldman Sachs Group, Inc.	141,922	16,133,693

		58,078,072
Commercial Banks - 5.2%
U.S. Bancorp	270,597	9,281,477
Wells Fargo & Company	527,091	18,200,452

		27,481,929
Diversified Financial Services - 7.9%
Bank of America Corp.	2,137,374	18,873,012
JPMorgan Chase & Company	560,828	22,702,318

		41,575,330
Insurance - 4.1%
Prudential Financial, Inc.	159,187	8,677,283
Stewart Information Services Corp.	625,371	12,594,972

		21,272,255

		148,407,586
Health Care - 10.9%
Biotechnology - 2.4%
Amgen, Inc.	150,522	12,692,015
Health Care Equipment & Supplies - 2.0%
Medtronic, Inc.	240,354	10,364,065
Health Care Providers & Services - 2.1%
Amsurg Corp. (I)	192,874	5,473,764
VCA Antech, Inc. (I)	272,730	5,380,963

		10,854,727
Pharmaceuticals - 4.4%
Merck & Company, Inc.	340,436	15,353,664
Novartis AG, ADR	131,524	8,057,160

		23,410,824

		57,321,631
Industrials - 11.8%
Air Freight & Logistics - 1.8%
FedEx Corp.	108,890	9,214,272
Commercial Services & Supplies - 3.1%
Avery Dennison Corp.	518,121	16,486,610
Electrical Equipment - 1.9%
Sensata Technologies Holding NV (I)	333,726	9,935,023
Industrial Conglomerates - 2.6%
General Electric Company	589,592	13,389,634
Machinery - 1.1%
Deere & Company	68,721	5,668,795
Professional Services - 1.3%
Robert Half International, Inc.	259,699	6,915,784

		61,610,118

Fundamental Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 10.5%
Communications Equipment - 6.2%
Cisco Systems, Inc.	755,403	$14,420,643
QUALCOMM, Inc.	251,659	15,726,171
Tellabs, Inc.	700,496	2,479,756

		32,626,570
IT Services - 1.4%
Broadridge Financial Solutions, Inc.	304,244	7,098,013
Software - 2.9%
Microsoft Corp.	257,224	7,660,131
Oracle Corp.	247,775	7,802,435

		15,462,566

		55,187,149
Utilities - 1.0%
Electric Utilities - 1.0%
Entergy Corp.	73,660	5,104,638

TOTAL COMMON STOCKS (Cost $482,984,888)		$521,853,553

SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreement - 0.3%
Repurchase Agreement with State Street Corp.
dated 09/30/2012 at 0.010% to be
repurchased at $1,455,001 on 10/01/2012,
collateralized by $1,500,000 U.S. Treasury
Bonds, 2.750% due 08/15/2042 (valued at
$1,488,750, including interest)	$1,455,000	$1,455,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,455,000)		$1,455,000

Total Investments (Fundamental Large Cap Value Trust)
(Cost $484,439,888) - 99.9%		$523,308,553
Other assets and liabilities, net - 0.1%		669,687

TOTAL NET ASSETS - 100.0%		$523,978,240

Fundamental Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.5%
Consumer Discretionary - 8.4%
Automobiles - 0.5%
Harley-Davidson, Inc.	203,028	$8,602,296
Household Durables - 0.2%
Hunter Douglas NV	68,688	2,590,161
Internet & Catalog Retail - 1.3%
Expedia, Inc. (L)	41,315	2,389,660
Groupon, Inc. (I)(L)	497,210	2,366,720
Liberty Interactive Corp., Series A (I)	425,495	7,871,658
Liberty Ventures, Series A (I)	21,275	1,056,079
Netflix, Inc. (I)(L)	129,750	7,063,590

		20,747,707
Media - 2.6%
Grupo Televisa SAB, ADR (L)	139,111	3,270,500
The Walt Disney Company	728,690	38,095,913

		41,366,413
Specialty Retail - 3.6%
Bed Bath & Beyond, Inc. (I)	698,178	43,985,214
CarMax, Inc. (I)(L)	255,468	7,229,744

141

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Tiffany & Company	79,730	$4,933,692

		56,148,650
Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA	39,000	2,338,354

		131,793,581
Consumer Staples - 17.5%
Beverages - 4.5%
Diageo PLC, ADR	311,582	35,124,639
Heineken Holding NV	296,355	14,419,916
The Coca-Cola Company	547,760	20,776,537

		70,321,092
Food & Staples Retailing - 11.4%
Costco Wholesale Corp.	753,817	75,475,927
CVS Caremark Corp.	2,069,636	100,211,775
Sysco Corp. (L)	136,200	4,258,974
Walgreen Company	14,980	545,871

		180,492,547
Food Products - 0.4%
Nestle SA	22,680	1,430,680
Unilever NV - NY Shares	124,080	4,402,358

		5,833,038
Personal Products - 0.2%
Natura Cosmeticos SA	110,700	3,016,981
Tobacco - 1.0%
Philip Morris International, Inc.	170,957	15,375,873

		275,039,531
Energy - 9.7%
Energy Equipment & Services - 1.2%
Schlumberger, Ltd.	128,220	9,274,153
Transocean, Ltd. (I)	204,152	9,164,383

		18,438,536
Oil, Gas & Consumable Fuels - 8.5%
Canadian Natural Resources, Ltd.	1,281,910	39,470,009
China Coal Energy Company, Ltd., H Shares	659,600	598,672
Devon Energy Corp.	238,361	14,420,841
EOG Resources, Inc.	393,593	44,102,096
Occidental Petroleum Corp.	403,730	34,745,004
OGX Petroleo e Gas Participacoes SA (I)	160,300	486,297

		133,822,919

		152,261,455
Financials - 34.7%
Capital Markets - 7.7%
Ameriprise Financial, Inc.	117,287	6,649,000
Julius Baer Group, Ltd. (I)	910,600	31,753,996
The Bank of New York Mellon Corp.	3,035,702	68,667,579
The Charles Schwab Corp. (L)	561,700	7,184,143
The Goldman Sachs Group, Inc.	61,700	7,014,056

		121,268,774
Commercial Banks - 6.4%
Wells Fargo & Company	2,936,026	101,380,978
Consumer Finance - 5.9%
American Express Company	1,646,310	93,609,187
Diversified Financial Services - 0.8%
CME Group, Inc.	55,950	3,205,935
JPMorgan Chase & Company	236,408	9,569,796

		12,775,731

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 11.9%
ACE, Ltd.	154,530	$11,682,468
Alleghany Corp. (I)	67,586	23,313,115
Aon PLC	52,280	2,733,721
Berkshire Hathaway, Inc. Class A (I)	324	42,994,800
Everest Re Group, Ltd.	27,630	2,955,305
Fairfax Financial Holdings, Ltd.	22,200	8,587,626
Fairfax Financial Holdings, Ltd.	8,800	3,399,068
Loews Corp.	1,197,227	49,397,586
Markel Corp. (I)	5,723	2,623,938
The Progressive Corp.	1,872,084	38,827,022

		186,514,649
Real Estate Management & Development - 2.0%
Brookfield Asset Management, Inc., Class A	456,380	15,749,674
Hang Lung Group, Ltd.	2,503,200	15,827,614

		31,577,288

		547,126,607
Health Care - 3.2%
Health Care Providers & Services - 2.6%
Express Scripts Holding Company (I)	644,188	40,371,262
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	134,580	5,174,601
Pharmaceuticals - 0.3%
Pfizer, Inc.	167,426	4,160,536

		49,706,399
Industrials - 4.7%
Commercial Services & Supplies - 1.4%
Iron Mountain, Inc.	635,691	21,683,420
Electrical Equipment - 0.4%
Emerson Electric Company	116,240	5,610,905
Machinery - 0.7%
PACCAR, Inc.	289,530	11,588,434
Marine - 1.1%
China Shipping Development Company, Ltd.,
H Shares	915,500	378,237
Kuehne & Nagel International AG	153,556	17,375,404

		17,753,641
Transportation Infrastructure - 1.1%
China Merchants Holdings
International Company, Ltd.	5,837,736	17,949,744

		74,586,144
Information Technology - 8.8%
Computers & Peripherals - 0.3%
Hewlett-Packard Company	311,046	5,306,445
Internet Software & Services - 4.1%
Google, Inc., Class A (I)	86,500	65,264,250
IT Services - 0.6%
Visa, Inc., Class A	67,830	9,108,212
Semiconductors & Semiconductor Equipment - 1.6%
Intel Corp.	199,270	4,519,444
Texas Instruments, Inc.	727,110	20,031,881

		24,551,325
Software - 2.2%
Activision Blizzard, Inc. (L)	755,900	8,526,552
Microsoft Corp.	459,854	13,694,452

142

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Oracle Corp.	408,150	$12,852,644

		35,073,648

		139,303,880
Materials - 6.3%
Chemicals - 4.7%
Air Products & Chemicals, Inc.	224,800	18,590,960
Ecolab, Inc.	191,855	12,434,123
Monsanto Company	270,060	24,580,861
Potash Corp. of Saskatchewan, Inc.	265,498	11,527,923
Praxair, Inc.	63,913	6,639,282

		73,773,149
Construction Materials - 0.2%
Martin Marietta Materials, Inc. (L)	40,371	3,345,545
Containers & Packaging - 0.1%
Sealed Air Corp.	79,375	1,227,138
Metals & Mining - 1.3%
BHP Billiton PLC	355,520	11,102,510
Rio Tinto PLC	192,534	9,000,258

		20,102,768
Paper & Forest Products - 0.0%
Sino-Forest Corp. (I)(S)	31,600	0
Sino-Forest Corp. (I)(L)	1,015,920	0

		0

		98,448,600
Telecommunication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV, Series L, ADR	124,400	3,164,736

TOTAL COMMON STOCKS (Cost $1,187,362,067)		$1,471,430,933

CONVERTIBLE BONDS - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Sino-Forest Corp. 5.000%, 08/01/2013 (H)(S) $	3,244,100	$446,064

TOTAL CONVERTIBLE BONDS (Cost $3,244,100)		$446,064

RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Liberty Ventures (Expiration Date: 10/09/2012,
Strike Price: $35.99) (I)	7,092	$96,026

TOTAL RIGHTS (Cost $74,562)		$96,026

SECURITIES LENDING COLLATERAL - 1.8%
John Hancock Collateral
Investment Trust, 0.3542% (W)(Y)	2,886,876	28,893,586

TOTAL SECURITIES LENDING
COLLATERAL (Cost $28,892,513)		$28,893,586

SHORT-TERM INVESTMENTS - 6.4%
Commercial Paper* - 6.4%
Prudential Financial, Inc. 0.260%,
10/03/2012 *	$28,000,000	$27,999,596
Societe Generale North America 0.180%,
10/01/2012 *	46,545,000	46,545,000

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Commercial Paper* (continued)
Sumitomo Trust and Banking Company
0.150%, 10/02/2012 *	$26,125,000	$26,124,891

		100,669,487

TOTAL SHORT-TERM INVESTMENTS (Cost $100,669,487)		$100,669,487

Total Investments (Fundamental Value Trust)
(Cost $1,320,242,729) - 101.7%		$1,601,536,096
Other assets and liabilities, net - (1.7%)		(26,940,416)

TOTAL NET ASSETS - 100.0%		$1,574,595,680

Global Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.6%
Austria - 0.3%
Telekom Austria AG	292,670	$2,070,602
Brazil - 0.7%
Petroleo Brasileiro SA, ADR, Class A (L)	63,250	1,395,928
Vale SA (Preference A Shares), ADR (L)	146,440	2,542,198

		3,938,126
Canada - 1.2%
Talisman Energy, Inc.	536,460	7,170,262
China - 0.5%
China Telecom Corp., Ltd., ADR (L)	53,040	3,074,729
France - 10.6%
Alstom SA	195,310	6,874,260
AXA SA	423,026	6,321,243
BNP Paribas SA	174,790	8,354,163
Cie Generale des Etablissements Michelin	96,502	7,586,554
Credit Agricole SA (I)	818,790	5,686,133
France Telecom SA	338,330	4,090,123
Sanofi	141,060	12,050,647
Total SA	190,620	9,481,225
Vivendi SA	198,244	3,876,139

		64,320,487
Germany - 5.1%
Deutsche Lufthansa AG	618,650	8,403,177
Deutsche Post AG	59,290	1,159,152
Merck KGaA	42,920	5,297,305
Muenchener Rueckversicherungs AG	34,910	5,454,857
SAP AG	63,240	4,484,435
Siemens AG	63,450	6,336,235

		31,135,161
Hong Kong - 0.8%
Cheung Kong Holdings, Ltd.	194,000	2,832,377
China Mobile, Ltd.	187,000	2,073,514

		4,905,891
India - 0.6%
ICICI Bank, Ltd., ADR	83,180	3,338,845
Ireland - 1.3%
CRH PLC	422,064	8,134,175
Italy - 3.1%
Eni SpA (L)	299,420	6,569,590
Intesa Sanpaolo SpA	3,441,660	5,263,522

143

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
UniCredit SpA (I)	1,629,069	$6,809,660

		18,642,772
Japan - 2.9%
Konica Minolta Holdings, Inc.	319,010	2,450,188
Mazda Motor Corp. (I)	1,444,000	1,681,848
Nintendo Company, Ltd.	33,050	4,155,920
Nissan Motor Company, Ltd.	394,200	3,356,200
Toyota Motor Corp.	155,450	6,099,294

		17,743,450
Netherlands - 6.1%
Akzo Nobel NV	83,610	4,736,027
ING Groep NV (I)	1,123,202	8,928,838
Koninklijke Philips Electronics NV	277,950	6,499,185
Randstad Holdings NV	149,170	4,971,516
Reed Elsevier NV	133,312	1,785,427
Royal Dutch Shell PLC, A Shares	97,344	3,371,708
Royal Dutch Shell PLC, B Shares	156,840	5,578,530
SBM Offshore NV (I)	68,465	979,565

		36,850,796
Portugal - 0.3%
Galp Energia SGPS SA	102,766	1,670,636
Russia - 0.7%
Gazprom OAO, ADR	413,380	4,171,004
Singapore - 3.2%
DBS Group Holdings, Ltd.	419,510	4,899,856
Flextronics International, Ltd. (I)	622,360	3,734,160
Singapore Telecommunications, Ltd.	4,169,000	10,853,074

		19,487,090
South Korea - 3.1%
KB Financial Group, Inc., ADR	140,908	4,972,643
Samsung Electronics Company, Ltd.	11,380	13,700,746

		18,673,389
Spain - 0.5%
Telefonica SA	215,740	2,876,787
Sweden - 0.7%
Telefonaktiebolaget LM Ericsson, B Shares	496,087	4,524,770
Switzerland - 6.8%
Adecco SA	32,410	1,547,122
Credit Suisse Group AG	336,400	7,154,359
Noble Corp.	157,830	5,647,157
Roche Holdings AG	57,200	10,685,271
Swiss Re, Ltd.	100,820	6,487,544
TE Connectivity, Ltd.	135,420	4,605,634
UBS AG	417,380	5,093,932

		41,221,019
Taiwan - 0.9%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,850,473	5,638,634
Turkey - 1.0%
Turkcell Iletisim Hizmetleri AS, ADR (I)	382,250	5,787,265
United Kingdom - 12.1%
Aviva PLC	1,256,769	6,494,149
BAE Systems PLC	592,240	3,117,773
BP PLC	1,137,675	8,029,937
Carillion PLC	166,950	732,584
GlaxoSmithKline PLC	487,640	11,248,776
HSBC Holdings PLC (L)	620,039	5,805,645
International Consolidated Airlines Group SA
(London Exchange) (I)	3,120,840	7,524,800

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Kingfisher PLC	1,640,530	$7,010,114
Lloyds Banking Group PLC (I)	3,353,780	2,113,129
Rentokil Initial PLC	725,960	955,515
Tesco PLC	1,215,450	6,521,656
Vodafone Group PLC	4,767,350	13,568,170

		73,122,248
United States - 36.1%
American Express Company	90,550	5,148,673
Amgen, Inc.	181,370	15,293,118
Baker Hughes, Inc.	190,260	8,605,460
Bank of America Corp.	257,130	2,270,458
Brocade Communications Systems, Inc. (I)	584,460	3,457,081
Chesapeake Energy Corp. (L)	233,830	4,412,372
Chevron Corp.	64,000	7,459,840
Cisco Systems, Inc.	505,220	9,644,650
Citigroup, Inc.	235,940	7,719,957
Comcast Corp., Special Class A	303,060	10,546,488
CVS Caremark Corp.	167,910	8,130,202
Dell, Inc.	171,320	1,689,215
FedEx Corp.	46,300	3,917,906
General Electric Company	226,920	5,153,353
Halliburton Company	204,170	6,878,487
Hewlett-Packard Company	227,310	3,877,909
JPMorgan Chase & Company	106,710	4,319,621
Medtronic, Inc.	164,650	7,099,708
Merck & Company, Inc.	203,200	9,164,320
Microsoft Corp.	499,650	14,879,577
Morgan Stanley	320,480	5,364,835
Navistar International Corp. (I)(L)	197,630	4,168,017
News Corp., Class A	248,960	6,106,989
Oracle Corp.	144,430	4,548,101
Pfizer, Inc.	626,470	15,567,779
Sprint Nextel Corp. (I)	1,664,030	9,185,446
Target Corp.	67,980	4,314,691
The Walt Disney Company	85,470	4,468,372
Time Warner Cable, Inc.	68,112	6,474,727
Time Warner, Inc.	145,233	6,583,412
United Parcel Service, Inc., Class B	113,280	8,107,450
Viacom, Inc., Class B	76,070	4,076,591

		218,634,805

TOTAL COMMON STOCKS (Cost $657,262,093)		$597,132,943

SECURITIES LENDING COLLATERAL - 2.8%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	1,674,472	16,759,119

TOTAL SECURITIES LENDING
COLLATERAL (Cost $16,758,680)		$16,759,119

SHORT-TERM INVESTMENTS - 0.4%
Time Deposits - 0.4%
Royal Bank of Canada, 0.050%, 10/01/2012 *	$2,500,000	$2,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,500,000)		$2,500,000

Total Investments (Global Trust) (Cost $676,520,773) - 101.8%		$616,392,062
Other assets and liabilities, net - (1.8%)		(10,992,425)

TOTAL NET ASSETS - 100.0%		$605,399,637

144

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Trust
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 21.6%
U.S. Government - 9.0%
Treasury Inflation Protected Securities
0.125%, 04/15/2017		$3,631,464	3,911,769
1.750%, 01/15/2028		6,892,211	8,927,026
2.375%, 01/15/2027		796,817	1,100,043
2.500%, 01/15/2029		4,482,235	6,412,747
U.S. Treasury, Bond 3.000%, 05/15/2042		2,800,000	2,907,626
U.S. Treasury Bonds
3.125%, 11/15/2041		11,200,000	11,947,253
3.750%, 08/15/2041		3,100,000	3,711,283
5.500%, 08/15/2028		34,700,000	49,707,750

			88,625,497
U.S. Government Agency - 12.6%
Federal Home Loan Mortgage Corp.
4.000%, TBA		19,000,000	20,423,516
5.263%, 03/01/2035 (P)		348,106	372,511
Federal National Mortgage Association
2.249%, 12/01/2034 (P)		234,961	247,246
2.492%, 11/01/2034 (P)		1,430,536	1,537,108
3.000%, TBA (C)		31,000,000	32,729,168
3.500%, TBA (C)		9,000,000	9,625,781
4.000%, TBA (C)		10,000,000	10,761,718
4.000%, 07/01/2040 (C)		155,856	167,649
4.500%, TBA (C)		44,000,000	47,629,996
5.013%, 05/01/2035 (P)		217,724	235,171
Government National
Mortgage Association
1.625%, 11/20/2023 to 01/20/2030 (P)		117,323	121,644
1.750%, 06/20/2030 (P)		30,453	31,851
2.000%, 04/20/2030 to 05/20/2030 (P)		14,887	15,798

			123,899,157

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $210,312,983)			$212,524,654

FOREIGN GOVERNMENT
OBLIGATIONS - 28.0%
Australia - 0.0%
New South Wales Treasury Corp.
2.750%, 11/20/2025	AUD	100,000	136,814

			136,814
Canada - 2.0%
Province of British Columbia
4.300%, 06/18/2042	CAD	600,000	732,334
Province of Ontario
2.450%, 06/29/2022		$1,300,000	1,319,899
3.150%, 06/02/2022	CAD	4,500,000	4,758,850
4.000%, 06/02/2021		2,600,000	2,946,217
Province of Quebec
2.750%, 08/25/2021		$4,300,000	4,502,969
3.500%, 12/01/2022	CAD	2,400,000	2,576,747
4.250%, 12/01/2021		2,200,000	2,515,443
5.000%, 12/01/2041		400,000	516,184

			19,868,643
Germany - 0.2%
Federal Republic of Germany
3.250%, 07/04/2021	EUR	200,000	300,129
4.000%, 01/04/2037		1,200,000	2,062,505

			2,362,634
Italy - 3.4%
Republic of Italy
2.000%, 06/01/2013		4,600,000	5,920,805

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Italy (continued)
Republic of Italy (continued)
3.000%, 04/15/2015	EUR	1,000,000	$1,289,522
3.125%, 01/26/2015		$800,000	804,736
3.750%, 03/01/2021 to 08/01/2021	EUR	1,000,000	1,197,311
4.250%, 08/01/2013 to 09/01/2019		7,500,000	9,800,413
4.500%, 03/01/2019		800,000	1,036,387
4.750%, 01/25/2016		$1,000,000	1,030,400
4.750%, 05/01/2017	EUR	1,200,000	1,593,779
5.000%, 08/01/2034 to 09/01/2040		2,500,000	2,892,827
5.250%, 09/20/2016		$800,000	837,590
5.250%, 08/01/2017	EUR	1,600,000	2,172,462
5.750%, 02/01/2033		200,000	256,552
6.000%, 08/04/2028	GBP	900,000	1,344,320
6.000%, 05/01/2031	EUR	2,300,000	3,036,244
6.875%, 09/27/2023		$500,000	551,820

			33,765,168
Japan - 0.0%
Government of Japan
2.000%, 03/20/2042	JPY	10,000,000	131,475

			131,475
Mexico - 3.7%
Government of Mexico
1.290%, 06/08/2015	MXN	1,100,000,000	14,116,789
6.250%, 06/16/2016		105,500,000	8,577,353
6.500%, 06/10/2021		31,500,000	2,665,296
8.000%, 06/11/2020		20,000,000	1,829,694
10.000%, 12/05/2024		83,500,000	9,123,194

			36,312,326
Netherlands - 4.8%
Kingdom of Netherlands
2.250%, 07/15/2022 (S)	EUR	9,500,000	12,792,417
2.500%, 01/15/2017 (S)		2,600,000	3,608,099
3.250%, 07/15/2021 (S)		4,900,000	7,165,002
3.500%, 07/15/2020 (S)		4,400,000	6,534,411
4.000%, 07/15/2018 to 07/15/2019 (S)		1,600,000	2,413,679
4.500%, 07/15/2017 (S)		9,500,000	14,378,550

			46,892,158
New Zealand - 3.6%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	22,300,000	20,557,421
5.500%, 04/15/2023		3,000,000	2,923,981
6.000%, 12/15/2017 to 05/15/2021		11,700,000	11,603,601

			35,085,003
Norway - 0.7%
Kommunalbanken AS
0.744%, 03/27/2017 (P)		$1,500,000	1,499,073
2.000%, 01/14/2013		5,200,000	5,222,662

			6,721,735
South Korea - 0.2%
Export-Import Bank of Korea
5.750%, 05/22/2013	EUR	1,800,000	2,376,468

			2,376,468
Spain - 2.0%
Fund for Orderly Bank Restructuring
4.400%, 10/21/2013		1,100,000	1,422,969
Government of Spain
4.200%, 01/31/2037		1,900,000	1,722,608
5.250%, 04/06/2029	GBP	700,000	976,210
5.500%, 07/30/2017	EUR	1,400,000	1,837,480

145

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Spain (continued)
Kingdom of Spain
1.978%, 03/25/2014 (P)	EUR	11,000,000	$13,615,359

			19,574,626
United Kingdom - 7.4%
Government of United Kingdom
4.250%, 12/07/2027 to 12/07/2040	GBP	16,200,000	32,464,217
4.500%, 09/07/2034		300,000	621,196
4.750%, 12/07/2030 to 12/07/2038		13,300,000	28,575,050
5.000%, 03/07/2025		1,200,000	2,600,589
6.000%, 12/07/2028		600,000	1,462,698
Government of United Kingdom, Inflation
Linked Bond
0.375%, 03/22/2062		205,310	340,721
1.875%, 11/22/2022		3,296,020	6,765,529

			72,830,000

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $265,628,472)			$276,057,050

CORPORATE BONDS - 34.8%
Australia - 3.1%
Australia & New Zealand Banking
Group, Ltd.
1.000%, 10/06/2015 (S)		$9,800,000	9,784,133
Commonwealth Bank of Australia
0.869%, 06/25/2014 (P) (S)		9,800,000	9,874,166
0.878%, 07/12/2013 (P) (S)		7,900,000	7,925,351
National Australia Bank, Ltd.
0.854%, 07/08/2014 (P) (S)		2,500,000	2,516,650
Westpac Banking Corp.
2.900%, 09/10/2014 (S)		400,000	418,176

			30,518,476
Belgium - 1.0%
European Union
2.500%, 12/04/2015	EUR	3,500,000	4,795,730
2.750%, 06/03/2016		3,500,000	4,864,504

			9,660,234
Denmark - 0.0%
Nykredit Realkredit A/S
6.000%, 10/01/2029	DKK	115,818	22,359
Realkredit Danmark A/S
1.420%, 01/01/2038 (P)		1,240,533	217,871

			240,230
France - 7.2%
BNP Paribas Home Loan
Covered Bonds SA
2.200%, 11/02/2015 (S)		$5,800,000	5,972,260
3.000%, 07/23/2013	EUR	200,000	262,436
4.750%, 05/28/2013		2,700,000	3,569,067
Cie de Financement Foncier
2.125%, 04/22/2013 (S)		$4,900,000	4,941,650
2.250%, 01/25/2013	EUR	3,100,000	4,007,102
2.500%, 09/16/2015 (S)		$5,100,000	5,273,808
Credit Agricole Home Loan
1.203%, 07/21/2014 (P) (S)		5,200,000	5,149,160
Dexia Credit Local SA
1.160%, 09/18/2013 (P)	EUR	11,000,000	14,162,560
1.700%, 09/06/2013		$7,400,000	7,399,882
2.750%, 01/10/2014 to 04/29/2014 (S)		16,000,000	16,140,471

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
France (continued)
Dexia Municipal Agency SA
3.125%, 09/15/2015	EUR	3,400,000	$4,525,236

			71,403,632
Germany - 5.7%
FMS Wertmanagement
0.883%, 06/16/2014 (P)	GBP	900,000	1,455,800
2.375%, 12/15/2014	EUR	11,900,000	15,971,061
2.750%, 06/03/2016		3,700,000	5,110,810
3.375%, 06/17/2021		2,200,000	3,197,622
Kreditanstalt fuer Wiederaufbau
0.625%, 05/29/2015		7,900,000	10,247,554
2.000%, 09/07/2016		1,800,000	2,439,694
6.250%, 05/19/2021	AUD	10,900,000	12,982,467
Landwirtschaftliche Rentenbank
5.500%, 03/09/2020		4,000,000	4,503,896

			55,908,904
Ireland - 0.8%
German Postal Pensions Securitisation
2 PLC
4.250%, 01/18/2017	EUR	2,000,000	2,917,135
German Postal Pensions
Securitisation PLC
3.375%, 01/18/2016		3,400,000	4,736,988

			7,654,123
Italy - 0.5%
Intesa Sanpaolo SpA
2.831%, 02/24/2014 (P) (S)		$4,600,000	4,531,419

			4,531,419
Jersey, C.I. - 0.2%
HBOS Capital Funding LP (9.540% to
03/19/2018, then GBP
LIBOR + 6.750%)
03/19/2018 (Q)	GBP	1,700,000	2,552,998

			2,552,998
Luxembourg - 0.6%
ALROSA Finance SA
7.750%, 11/03/2020		$2,100,000	2,378,250
European Investment Bank
6.125%, 01/23/2017	AUD	1,200,000	1,353,345
6.250%, 04/15/2015		1,800,000	1,984,345

			5,715,940
Netherlands - 2.8%
ABN AMRO Bank NV
3.250%, 01/18/2013	EUR	3,200,000	4,147,984
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)		$1,459,000	1,529,871
3.200%, 11/03/2014		2,979,000	3,123,705
Fortis Bank Nederland Holding NV
3.375%, 05/19/2014	EUR	5,900,000	7,964,674
LeasePlan Corp. NV
3.250%, 05/22/2014		1,800,000	2,424,025
NIBC Bank NV
2.800%, 12/02/2014 (S)		$3,500,000	3,651,732
3.500%, 04/07/2014	EUR	1,700,000	2,290,406
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q) (S)		$900,000	1,182,375

146

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Netherlands (continued)
Ziggo Finance BV
6.125%, 11/15/2017	EUR	700,000	$960,253

			27,275,025
Norway - 0.5%
DNB Boligkreditt AS
2.375%, 07/20/2015		3,700,000	4,970,632

			4,970,632
Sweden - 0.5%
Stadshypotek AB
3.750%, 12/12/2013		1,800,000	2,408,000
4.250%, 10/10/2017	AUD	2,400,000	2,496,976

			4,904,976
Switzerland - 0.3%
Eurofima
6.250%, 12/28/2018		3,000,000	3,444,943

			3,444,943
Tunisia - 0.3%
African Development Bank
5.250%, 03/23/2022		2,900,000	3,321,231

			3,321,231
United Kingdom - 3.6%
Abbey National Treasury Services PLC
3.125%, 06/30/2014	EUR	4,300,000	5,749,085
Bank of Scotland PLC
4.500%, 10/23/2013		200,000	267,887
BP Capital Markets PLC
3.125%, 10/01/2015		$300,000	320,339
British Sky Broadcasting Group PLC
6.100%, 02/15/2018 (S)		400,000	479,511
HBOS PLC
6.750%, 05/21/2018 (S)		900,000	913,500
LBG Capital No.1 PLC
7.375%, 03/12/2020	EUR	1,100,000	1,293,827
11.040%, 03/19/2020	GBP	2,800,000	4,928,368
LBG Capital No.2 PLC
7.625%, 12/09/2019		3,138,000	4,839,214
Nationwide Building Society
2.875%, 09/14/2015	EUR	4,700,000	6,422,049
Pearson Dollar Finance Two PLC
5.500%, 05/06/2013 (S)		$3,000,000	3,081,657
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)		400,000	426,149
The Royal Bank of Scotland PLC
2.750%, 06/18/2013	EUR	1,800,000	2,352,662
Westpac Securities NZ, Ltd.
3.450%, 07/28/2014 (S)		$4,300,000	4,524,783

			35,599,031
United States - 7.7%
Altria Group, Inc.
9.250%, 08/06/2019		676,000	960,017
American International Group, Inc.
6.797%, 11/15/2017 (S)	EUR	285,000	425,753
American International Group, Inc.
(8.000% to 05/22/2018, then 3 month
EURIBOR + 4.450%)
05/22/2038 (S)		5,600,000	8,023,851
AutoZone, Inc.
5.875%, 10/15/2012		$800,000	801,447
Bank of America Corp.
0.886%, 05/23/2017	EUR	4,100,000	4,649,631

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Boston Scientific Corp.
6.400%, 06/15/2016		$1,600,000	$1,852,480
Citigroup, Inc.
0.678%, 06/09/2016 (P)		500,000	462,090
0.857%, 05/31/2017 (P)	EUR	2,000,000	2,268,113
5.500%, 10/15/2014		$100,000	107,842
6.000%, 08/15/2017		44,000	51,262
CNA Financial Corp.
5.850%, 12/15/2014		4,000,000	4,339,996
Computer Sciences Corp.
6.500%, 03/15/2018		2,050,000	2,376,165
Dexia Credit Local/New York
2.000%, 03/05/2013 (S)		5,000,000	5,010,135
HCA, Inc.
7.875%, 02/15/2020		200,000	224,750
International Finance Corp.
5.000%, 08/03/2016	AUD	700,000	771,503
5.750%, 06/24/2014		1,300,000	1,410,142
International Lease Finance Corp.
6.500%, 09/01/2014 (S)		$2,800,000	3,010,000
6.625%, 11/15/2013		600,000	627,000
JPMorgan Chase & Company
3.450%, 03/01/2016		300,000	319,927
6.300%, 04/23/2019		200,000	245,905
Loews Corp.
5.250%, 03/15/2016		400,000	450,866
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015		910,000	1,018,442
Merrill Lynch & Company, Inc.
0.675%, 01/31/2014 (P)	EUR	900,000	1,142,296
6.875%, 04/25/2018		$168,000	201,331
Morgan Stanley
0.608%, 03/01/2013 (P)	EUR	400,000	513,300
0.917%, 01/16/2017 (P)		1,500,000	1,745,269
2.052%, 01/24/2014 (P)		$1,700,000	1,705,692
Sealed Air Corp.
5.625%, 07/15/2013 (S)		4,200,000	4,305,000
Simon Property Group LP
6.125%, 05/30/2018		2,250,000	2,748,582
Spectra Energy Capital LLC
6.200%, 04/15/2018		5,000,000	6,049,020
Springleaf Finance Corp.
6.900%, 12/15/2017		3,000,000	2,550,000
Starwood Hotels & Resorts
Worldwide, Inc.
6.750%, 05/15/2018		3,000,000	3,593,352
The Cleveland Electric Illuminating
Company
5.700%, 04/01/2017		3,000,000	3,391,131
WM Covered Bond Program
4.000%, 09/27/2016	EUR	900,000	1,276,613
4.375%, 05/19/2014		5,200,000	7,056,291

			75,685,194

TOTAL CORPORATE BONDS (Cost $338,539,645)			$343,386,988

MUNICIPAL BONDS - 1.4%
American Municipal Power, Inc. (Ohio)
7.734%, 02/15/2033		$1,600,000	2,152,480
8.084%, 02/15/2050		4,100,000	6,048,279
City of New York 4.937%, 12/01/2019		2,700,000	3,177,792
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023		395,000	377,276

147

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)
Metropolitan Water District of
Southern California
5.000%, 10/01/2036		$5,000	$5,241
5.000%, 10/01/2036		40,000	41,925
New York City Municipal Water Finance
Authority, Series 1289
8.946%, 12/15/2013 (P) (S)		300,000	408,615
State of California
7.700%, 11/01/2030		900,000	1,104,444
7.950%, 03/01/2036		200,000	240,112
Triborough Bridge & Tunnel Authority
(New York) 5.550%, 11/15/2040		400,000	496,276

TOTAL MUNICIPAL BONDS (Cost $10,678,019)			$14,052,440

CAPITAL PREFERRED SECURITIES - 0.0%
United States - 0.0%
RBS Capital Trust I (4.709% to
07/01/2013, then 3 month
LIBOR + 1.865%) , 07/01/2013 (Q)		300,000	186,000

			186,000

TOTAL CAPITAL PREFERRED SECURITIES (Cost $120,003)			$186,000

COLLATERALIZED MORTGAGE
OBLIGATIONS - 13.5%
Australia - 1.0%
Crusade Global Trust, Series 2005-2,
Class A2
3.802%, 08/14/2037 (P)	AUD	2,746,425	2,763,745
Puma Finance, Ltd.
Series 2006-G5, Class A1,
0.505%, 02/21/2038 (P) (S)		$427,308	416,722
Series 2005-P11, Class BA,
3.927%, 08/22/2037 (P)	AUD	1,832,710	1,853,189
Series 2004-P10, Class BA,
4.120%, 07/12/2036 (P)		329,344	337,691
Swan Trust, Series 2006-1E, Class A2
3.788%, 05/12/2037 (P)		1,097,410	1,114,088
The Superannuation Member Home Loan
Programme, Series 2009-3, Class A1
4.980%, 11/07/2040 (P)		1,621,427	1,674,025
Torrens Trust, Series 2007-1, Class A
3.950%, 10/19/2038 (P)		1,518,037	1,525,647

			9,685,107
Ireland - 0.5%
German Residential Asset
Note Distributor PLC, Series 2006-1,
Class A
0.704%, 07/20/2016 (P)	EUR	3,930,368	4,937,077

			4,937,077
Netherlands - 0.0%
Atomium Mortgage Finance BV,
Series 2003-I, Class A
0.325%, 07/01/2034 (P)		35,248	43,748
Dutch Mortgage Portfolio Loans BV,
Series III, Class A
0.589%, 11/20/2035 (P)		148,458	190,564

			234,312
United Kingdom - 3.9%
Alba PLC, Series 2006-2, Class A3A
0.823%, 12/15/2038 (P)	GBP	304,992	415,444

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United Kingdom (continued)
Fosse Master Issuer PLC, Series 2012-1A,
Class 2B2
2.908%, 10/18/2054 (P) (S)	GBP	3,100,000	$5,133,766
Gosforth Funding PLC, Series 2011-1,
Class A2
2.219%, 04/24/2047 (P)		2,700,000	4,439,314
Great Hall Mortgages PLC
Series 2007-1, Class A2B,
0.380%, 03/18/2039 (P)	EUR	1,720,916	1,906,459
Series 2006-1, Class A2B,
0.400%, 06/18/2038 (P)		2,338,228	2,628,840
Series 2007-1, Class A2A,
0.776%, 03/18/2039 (P)	GBP	1,720,915	2,399,722
Holmes Master Issuer PLC
Series 2011-1A, Class A3,
1.847%, 10/15/2054 (P) (S)	EUR	900,000	1,172,149
Series 2010-1A, Class A3,
1.897%, 10/15/2054 (P) (S)		4,500,000	5,845,923
Mansard Mortgages PLC, Series 2007-2X,
Class A1
1.303%, 12/15/2049 (P)	GBP	8,194,770	11,786,447
Newgate Funding PLC, Series 2007-3X,
Class A1
1.253%, 12/15/2050 (P)		891,727	1,429,556
RMAC Securities PLC,
Series 2006-NS1X, Class A2C
0.411%, 06/12/2044 (P)	EUR	1,458,525	1,660,074

			38,817,694
United States - 8.1%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
3.114%, 09/25/2035 (P)		$161,340	146,122
American Home Mortgage
Investment Trust, Series 2004-3,
Class 5A
2.533%, 10/25/2034 (P)		84,402	84,276
Banc of America Funding Corp.
Series 2005-E , Class 1A1,
0.509%, 05/20/2035 (P)		457,279	273,892
Series 2006-J, Class 4A1,
5.630%, 01/20/2047 (P)		224,779	159,728
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
1.971%, 11/15/2015 (P) (S)		5,368,888	5,362,789
Banc of America Mortgage
Securities, Inc., Series 2005-B,
Class 2A2
3.034%, 03/25/2035 (P)		1,245,510	1,167,232
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-6, Class 1A1,
2.471%, 08/25/2033 (P)		171,139	172,671
Series 2005-2, Class A1,
2.570%, 03/25/2035 (P)		1,931,390	1,946,460
Series 2003-7, Class 6A,
2.803%, 10/25/2033 (P)		154,317	155,857
Series 2003-9, Class 2A1,
2.959%, 02/25/2034 (P)		29,170	28,703
Series 2005-2, Class A2,
3.078%, 03/25/2035 (P)		674,734	677,771
Series 2004-2, Class 23A,
3.189%, 05/25/2034 (P)		112,996	109,173

148

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Bear Stearns Adjustable Rate
Mortgage Trust (continued)
Series 2004-2, Class 22A,
3.229%, 05/25/2034 (P)	$281,250	$276,861
Series 2004-9, Class 22A1,
3.399%, 11/25/2034 (P)	124,920	126,095
Series 2005-12, Class 23A1,
5.435%, 02/25/2036 (P)	1,161,564	722,736
Bear Stearns Alt-A Trust
Series 2005-9, Class 24A1,
2.768%, 11/25/2035 (P)	1,074,857	784,901
Series 2006-1, Class 21A2,
2.863%, 02/25/2036 (P)	38,498	20,886
Series 2005-7, Class 22A1,
3.006%, 09/25/2035 (P)	1,398,326	1,129,239
Bear Stearns Structured
Products, Inc. Trust, Series 2007-R6,
Class 1A1
2.840%, 01/26/2036 (P)	2,386,607	1,435,222
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.230%, 09/25/2035 (P)	649,705	642,771
Series 2005-6, Class A2,
2.340%, 09/25/2035 (P)	737,466	712,109
Commercial Mortgage Pass-Through
Certificates, Series 2007-C3, Class A2
5.866%, 06/15/2039 (P)	201,624	201,618
Countrywide Alternative Loan Trust
Series 2007-OA7, Class A1A,
0.397%, 05/25/2047 (P)	2,365,491	1,618,462
Series 2006-OA9, Class 2A1B,
0.419%, 07/20/2046 (P)	740,008	365,413
Series 2007-11T1, Class A12,
0.567%, 05/25/2037 (P)	560,804	318,896
Series 2005-56, Class 2A3,
1.648%, 11/25/2035 (P)	179,584	122,611
Series 2005-56, Class 2A2,
2.188%, 11/25/2035 (P)	149,755	105,744
Series 2005-21CB, Class A3,
5.250%, 06/25/2035	235,589	201,910
Series 2007-7T2, Class A9,
6.000%, 04/25/2037	1,765	1,272
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037	248,235	179,959
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2005-2, Class 2A1,
0.537%, 03/25/2035 (P)	127,445	94,070
Series 2004-25, Class 1A1,
0.547%, 02/25/2035 (P)	55,478	48,698
Series 2004-25, Class 2A1,
0.557%, 02/25/2035 (P)	86,428	73,750
Series 2004-22, Class A3,
2.657%, 11/25/2034 (P)	322,183	293,598
Series 2004-HYB5, Class 2A1,
2.910%, 04/20/2035 (P)	120,435	120,614
Series 2004-12, Class 11A1,
3.012%, 08/25/2034 (P)	97,612	81,437
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2002-AR13, Class 3A,
2.120%, 05/25/2032 (P)	2,681	2,645
Series 2003-AR18, Class 2A3,
2.605%, 07/25/2033 (P)	28,157	28,076

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Credit Suisse First Boston Mortgage
Securities Corp. (continued)
Series 2003-AR20, Class 2A1,
2.699%, 08/25/2033 (P)	$412,227	$416,794
Series 2003-8, Class 5A1,
6.500%, 04/25/2033	25,346	26,789
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2AB3
0.529%, 10/19/2036 (P)	2,093,675	27,471
Federal Home Loan Mortgage Corp.
Series 2752, Class FM,
0.571%, 12/15/2030 (P)	18,411	18,416
Series T-62, Class 1A1,
1.306%, 10/25/2044 (P)	1,805,197	1,813,126
Federal National Mortgage Association
Series 2004-W2, Class 5AF,
0.567%, 03/25/2044 (P)	90,726	87,938
Series 2002-W8, Class F,
0.617%, 09/25/2032 (P)	24,290	24,233
Series 2010-136, Class FA,
0.717%, 12/25/2040 (P)	2,949,018	2,959,841
First Horizon Mortgage
Pass Through Trust
Series 2003-AR4, Class 2A1,
2.607%, 12/25/2033 (P)	149,798	148,448
Series 2005-AR3, Class 2A1,
2.614%, 08/25/2035 (P)	173,849	164,116
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.571%, 11/15/2031 (P)	87,387	86,445
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
3.615%, 06/25/2034 (P)	34,483	33,784
Government National Mortgage
Association, Series 2004-68, Class ZC
6.000%, 08/20/2034	4,055,534	4,886,030
Greenpoint Mortgage Funding Trust,
Series 2006-OH1, Class A1
0.397%, 01/25/2037 (P)	337,881	196,233
Greenpoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
3.177%, 10/25/2033 (P)	27,464	26,852
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
1.870%, 03/25/2033 (P)	142,506	142,846
Harborview Mortgage Loan Trust
Series 2003-1, Class A,
2.958%, 05/19/2033 (P)	292,113	292,361
Series 2005-4, Class 3A1,
3.077%, 07/19/2035 (P)	68,538	56,656
Indymac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.671%, 12/25/2034 (P)	107,272	93,313
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)	260,494	262,340
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
2.365%, 11/25/2033 (P)	155,118	154,308
Series 2007-A1, Class 5A5,
2.945%, 07/25/2035 (P)	727,552	745,799
Series 2007-A1, Class 5A6,
2.945%, 07/25/2035 (P)	661,411	566,868

149

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
JPMorgan Mortgage Trust (continued)
Series 2006-S2, Class 1A3,
5.500%, 07/25/2036	$889,174	$793,632
MASTR Adjustable Rate Mortgages Trust,
Series 2007-HF1, Class A1
0.457%, 05/25/2037 (P)	456,312	264,982
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.661%, 12/15/2030 (P)	59,187	58,906
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1
0.766%, 07/09/2021 (P) (S)	2,205,227	2,172,954
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-2, Class 1A
1.986%, 10/25/2035 (P)	1,009,838	977,570
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.427%, 02/25/2036 (P)	4,883,948	4,123,503
Series 2005-3, Class 4A,
0.467%, 11/25/2035 (P)	1,083,675	986,572
Series 2005-A8, Class A3A2,
0.467%, 08/25/2036 (P)	152,675	148,551
Series 2003-A2, Class 1A1,
2.539%, 02/25/2033 (P)	178,102	178,309
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2006-3, Class A4,
5.414%, 07/12/2046 (P)	2,400,000	2,760,821
Series 2007-8, Class A3,
6.147%, 08/12/2049 (P)	3,200,000	3,665,386
NCUA Guaranteed Notes Trust
Series 2010-R2, Class 1A,
0.598%, 11/06/2017 (P)	9,688,753	9,712,975
Series 2010-R1, Class 1A,
0.678%, 10/07/2020 (P)	3,575,175	3,591,263
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1,
0.367%, 02/25/2047 (P)	677,008	363,681
Series 2006-QO6, Class A1,
0.397%, 06/25/2046 (P)	2,836,294	1,242,552
Series 2007-QH4, Class A2,
0.447%, 05/25/2037 (P)	936,589	216,592
Series 2006-QA2, Class 2A1,
5.714%, 02/25/2036 (P)	854,797	511,797
Residential Asset Securitization Trust
Series 2006-R1, Class A2,
0.617%, 01/25/2046 (P)	705,434	286,755
Series 2005-A15, Class 5A1,
5.750%, 02/25/2036	2,000	1,617
Residential Funding Mortgage
Securities I, Series 2005-SA4,
Class 1A21
3.338%, 09/25/2035 (P)	196,644	155,328
Sequoia Mortgage Trust
Series 2003-4, Class 2A1,
0.569%, 07/20/2033 (P)	260,916	256,203
Series 5, Class A,
0.919%, 10/19/2026 (P)	38,465	38,127
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-1, Class 4A1,
2.778%, 02/25/2034 (P)	199,063	201,093
Series 2005-18, Class 6A1,
2.816%, 09/25/2035 (P)	452,812	393,970

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Structured Adjustable Rate Mortgage
Loan Trust (continued)
Series 2004-4, Class 3A2,
2.828%, 04/25/2034 (P)	$461,536	$456,967
Series 2004-12, Class 7A1,
2.923%, 09/25/2034 (P)	495,712	497,416
Structured Asset
Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1,
0.427%, 05/25/2046 (P)	741,032	427,804
Series 2004-AR3, Class 1A2,
0.799%, 07/19/2034 (P)	112,569	110,994
Thornburg Mortgage Securities Trust
Series 2007-2, Class A1,
1.467%, 06/25/2037 (P)	1,107,549	1,033,623
Series 2007-3, Class 2A1,
1.467%, 06/25/2047 (P)	322,251	279,910
Series 2003-5, Class 1A,
2.990%, 10/25/2043 (P)	1,173,527	1,166,090
Series 2007-2, Class A2A,
5.750%, 06/25/2037 (P)	1,251,167	1,216,676
Series 2007-2, Class A3A,
5.750%, 06/25/2037 (P)	2,616,069	2,633,646
Series 2007-3, Class 3A1,
5.750%, 06/25/2047 (P)	835,065	760,001
Series 2007-3, Class 4A1,
5.750%, 06/25/2047 (P)	859,507	847,724
Wachovia Bank Commercial
Mortgage Trust, Series 2006-C28,
Class A4
5.572%, 10/15/2048	192,000	220,698
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.447%, 04/25/2045 (P)	139,836	129,904
Series 2005-AR2, Class 2A1A,
0.527%, 01/25/2045 (P)	67,480	64,544
Series 2002-AR17, Class 1A,
1.348%, 11/25/2042 (P)	396,531	367,255
Series 2002-AR2, Class A,
2.344%, 02/27/2034 (P)	84,414	85,604
Series 2003-AR5, Class A7,
2.453%, 06/25/2033 (P)	130,509	133,970
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.088%, 07/25/2046 (P)	476,429	220,492
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR11,
Class 1A1
2.630%, 06/25/2035 (P)	2,418,945	2,468,616

		79,450,347

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $136,594,061)		$133,124,537

ASSET BACKED SECURITIES - 3.1%
Cayman Islands - 1.2%
Callidus Debt Partners CLO
Fund VII, Ltd.
1.203%, 01/21/2021 (P) (S)	997,889	974,359
Commercial Industrial Finance Corp.,
Series 2007-1A, Class A1l
0.697%, 05/10/2021 (P) (S)	2,100,000	2,021,998

150

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Cayman Islands (continued)
Duane Street CLO, Series 2005-1A,
Class A2 0.689%, 11/08/2017 (P) (S)		$901,087	$887,299
First CLO, Ltd., Series 2004-2A1,
Class A2 0.704%, 12/14/2016 (P) (S)		62,480	62,297
Franklin CLO, Ltd.
0.649%, 06/15/2018 (P) (S)		1,264,190	1,226,367
Fraser Sullivan CLO, Ltd.,
Series 2006-1A, Class A2
0.649%, 03/15/2020 (P) (S)		5,633,810	5,511,787
Landmark V CDO, Ltd., Series 2005-1A,
Class A1L 0.718%, 06/01/2017 (P) (S)		1,254,860	1,240,251

			11,924,358
Ireland - 0.7%
Aquilae CLO PLC, Series 2006-1X,
Class A 1.007%, 01/17/2023 (P)	EUR	3,596,683	4,461,143
Magnolia Funding, Ltd., Series 2010-1A,
Class A1 1.314%, 04/11/2021 (S)		1,673,071	2,043,859

			6,505,002
Luxembourg - 0.1%
Penta CLO SA, Series 2007-1X, Class A1
1.166%, 06/04/2024 (P)		968,307	1,174,666

			1,174,666
Netherlands - 0.6%
Globaldrive BV, Series 2011-AA, Class A
0.869%, 04/20/2019 (P) (S)		1,813,918	2,343,030
Grosvenor Place CLO BV
Series I-X, Class A1,
0.714%, 07/20/2021 (P)		889,626	1,098,428
Series I-X, Class A2,
1.043%, 07/20/2021 (P)	GBP	1,581,556	2,456,355

			5,897,813
United States - 0.5%
Access Group, Inc., Series 2008-1,
Class A 1.751%, 10/27/2025 (P)		$1,572,736	1,581,749
Aegis Asset Backed Securities Trust,
Series 2005-4, Class 1A4
0.587%, 10/25/2035 (P)		2,893,458	2,613,684
Amortizing Residential Collateral Trust,
Series 2002-BC4, Class A
0.797%, 07/25/2032 (P)		6,344	5,295
Amresco Residential Securities,
Series 1999-1, Class A
1.157%, 06/25/2029 (P)		27,650	23,505
First Alliance Mortgage Loan,
Series 1997-4, Class A3
0.449%, 12/20/2027 (P)		21,501	15,664
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
0.917%, 01/25/2032 (P)		13,407	13,317
Home Equity Asset Trust, Series 2002-1,
Class A4 0.817%, 11/25/2032 (P)		1,283	921
Plymouth Rock CLO, Ltd.,
Series 2010-1A, Class A
1.937%, 02/16/2019 (P) (S)		858,002	856,797
Residential Asset Mortgage
Products, Inc. Trust, Series 2002-RS3
0.777%, 06/25/2032 (P)		13,108	11,033
Residential Asset Securities Corp. Trust,
Series 2002-KS4, Class AIIB
0.717%, 07/25/2032 (P)		33,943	21,554

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
United States (continued)
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-NC1, Class A2A
0.267%, 12/25/2036 (P)	$66,741	$31,626
Small Business Administration
Participation Certificates,
Series 2000-20K, Class 1
7.220%, 11/01/2020	53,891	60,526
United States Small Business
Administration, Series 2004-10A,
Class 1 4.120%, 03/10/2014	170,171	174,507

		5,410,178

TOTAL ASSET BACKED SECURITIES (Cost $31,047,135)		$30,912,017

TERM LOANS (M) - 0.4%
United States - 0.4%
Springleaf Finance Funding Company
5.500%, 05/10/2017	3,500,000	3,423,875

TOTAL TERM LOANS (Cost $3,485,633)		$3,423,875

PREFERRED SECURITIES - 0.2%
United States - 0.2%
DG Funding Trust, 0.731% (S)	236	$2,051,437
SLM Corp., 4.042%	9,800	231,476

		2,282,913

TOTAL PREFERRED SECURITIES (Cost $2,611,850)		$2,282,913

ESCROW SHARES - 0.3%
Diversified Banks - 0.3%
Lehman Brothers Holdings, Inc.
5.460%, 12/30/2016 (I)	4,100,000	1,035,250
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2013 (I)	4,500,000	1,158,750
Lehman Brothers Holdings, Inc.
6.875%, 05/02/2018 (I)	2,100,000	546,000

		2,740,000

TOTAL ESCROW SHARES (Cost $2,560,500)		$2,740,000

OPTIONS PURCHASED - 0.1%
Call Options - 0.0%
Over the Counter Call on the USD vs.
JPY (Expiration Date: 10/16/2012;
Strike Price: $90.00; Counterparty:
Morgan Stanley Capital Group, Inc.) (I)	$25,000,000	$100
Over the Counter Call on the USD vs.
JPY (Expiration Date: 10/17/2012;
Strike Price: $90.00; Counterparty:
Morgan Stanley Capital Group, Inc.) (I)	60,000,000	420
Over the Counter Call on the USD vs.
JPY (Expiration Date: 10/25/2012;
Strike Price: $90.00; Counterparty:
Morgan Stanley Capital Group, Inc.) (I)	170,000,000	7,820
Over the Counter Call on the USD vs.
JPY (Expiration Date: 10/30/2012;
Strike Price: $90.00; Counterparty:
Morgan Stanley Capital Group, Inc.) (I)	40,000,000	3,480

		11,820

151

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS PURCHASED (continued)
Put Options - 0.1%
Over the Counter Put on 30 Year Interest
Rate Swap. Receive a fixed rate of
3.450% and pay a floating rate based on
3-month LIBOR (Expiration Date:
09/21/2015; Counterparty: Bank of
America NA) (I)	$7,000,000	$528,066
Over the Counter Put on 30 Year Interest
Rate Swap. Receive a fixed rate of
3.450% and pay a floating rate based on
3-month LIBOR (Expiration Date:
09/21/2015; Counterparty:
Citibank NA) (I)	3,600,000	271,577
Over the Counter Put on Federal National
Mortgage Association, 4.500%
(Expiration: 12/15/2012; Strike Price
$100.25; Counterparty: Bank of New
York Mellon Corp.) (I)	99,000,000	1

		799,644

TOTAL OPTIONS PURCHASED (Cost $903,602)		$811,464

SHORT-TERM INVESTMENTS - 18.1%
U.S. Government - 2.5%
U.S. Treasury Bill
0.090%, 11/15/2012 *	300,000	299,948
0.110%, 02/07/2013 *	903,000	902,563
0.130%, 03/28/2013 *	5,200,000	5,196,529
0.150%, 05/30/2013 *	584,000	583,343
0.150%, 06/27/2013 *	722,000	720,916
0.155%, 08/22/2013 *	14,110,000	14,087,987
0.155%, 09/19/2013 *	373,000	372,367
0.185%, 05/02/2013 *	2,810,000	2,807,316

		24,970,969
U.S. Government Agency - 0.4%
Federal Home Loan Bank Discount
Notes 0.175%, 03/01/2013 *	2,300,000	2,298,312
Federal Home Loan Mortgage Corp.
Discount Notes 0.140%, 03/05/2013 *	900,000	899,458
Federal National Mortgage Association
Discount Notes 0.180%, 08/01/2013 *	800,000	798,784

		3,996,554
Foreign Government - 1.7%
Mexico Cetes
4.360%, 10/18/2012 *	970,000,000	7,518,098
4.450%, 10/04/2012 *	1,200,000,000	9,316,123

		16,834,221
Commercial Paper - 0.3%
Santander UK PLC 2.200%, 04/02/2013 *	3,000,000	2,966,633

		2,966,633
Repurchase Agreement - 13.2%
Repurchase Agreement with Bank of
America dated 09/28/2012 at 0.160% -
0.190% to be repurchased at
$51,400,763 on 10/01/2012,
collateralized by $52,400,000
U.S. Treasury Notes, 0.250% - 0.375%
due 04/30/2014 - 04/15/2015 (valued at
$52,527,734, including interest)	51,400,000	51,400,000

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with Barclays
Capital dated 09/28/2012 at 0.140% to
be repurchased at $5,300,062 on
10/01/2012, collateralized by
$5,063,534 Federal Home Loan Bank,
4.500% due 09/01/2041 (valued at
$5,451,211, including interest)	$5,300,000	$5,300,000
Repurchase Agreement with BNP Paribas
dated 09/28/2012 at 0.190% to be
repurchased at $36,900,584 on
10/01/2012, collateralized by
$37,610,202, Federal National Mortgage
Association, 3.500% due 12/25/2030
(valued at $39,269,827,
including interest)	36,900,000	36,900,000
Repurchase Agreement with Citigroup
dated 09/28/2012 at 0.020% - 0.028% to
be repurchased at $20,600,380 on
10/01/2012, collateralized by
$20,071,077 Federal National Mortgage
Association, 0.790% to 3.500% due
04/24/2015 - 09/01/2042 (valued at
$21,358,296, including interest)	20,600,000	20,600,000
Repurchase Agreement with TD Securities
dated 09/28/2012 at 0.260% to be
repurchased at $15,700,340 on
10/01/2012, collateralized by
$16,485,000 U.S. Treasury Bonds,
2.750% due 08/15/2042 (valued at
$16,364,050, including interest)	15,700,000	15,700,000

		129,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost $178,628,151)		$178,668,377

Total Investments (Global Bond Trust)
(Cost $1,181,110,054) - 121.5%		$1,198,170,315
Other assets and liabilities, net - (21.5%)		(211,860,884)

TOTAL NET ASSETS - 100.0%		$986,309,431

Global Diversification Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies (G) - 26.7%
Fixed Income - 26.7%
Bond Trust, Series NAV (John Hancock) (1)(A)	14,431,329	$204,924,867
American Funds Insurance Series - 73.3%
American Funds Insurance Series - 15.2%
American Global Small Capitalization
Fund - Class 1	5,950,259	116,089,547
Equity - 50.5%
American Global Growth Fund - Class 1	13,809,944	311,690,446
American New World Fund - Class 1	3,427,093	75,121,884

152

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Global Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income - 7.6%
American High-Income Bond Fund - Class 1	5,089,658	$58,581,960

TOTAL INVESTMENT COMPANIES (Cost $670,710,339)		$766,408,704

Total Investments (Global Diversification Trust)
(Cost $670,710,339) - 100.0%		$766,408,704
Other assets and liabilities, net - 0.0%		(32,909)

TOTAL NET ASSETS - 100.0%		$766,375,795

Growth Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.4%
Consumer Discretionary - 18.6%
Hotels, Restaurants & Leisure - 4.2%
Starbucks Corp.	142,210	$7,217,158
Starwood Hotels & Resorts Worldwide, Inc.	135,440	7,850,102
Wynn Resorts, Ltd.	37,570	4,337,081

		19,404,341
Internet & Catalog Retail - 3.1%
Amazon.com, Inc. (I)	39,950	10,160,084
priceline.com, Inc. (I)	6,870	4,250,675

		14,410,759
Media - 1.1%
DIRECTV (I)	95,340	5,001,536
Multiline Retail - 0.6%
Dollar General Corp. (I)	55,690	2,870,263
Specialty Retail - 4.9%
Bed Bath & Beyond, Inc. (I)	17,930	1,129,590
Dick’s Sporting Goods, Inc. (L)	79,500	4,122,075
Limited Brands, Inc.	86,060	4,239,316
The Home Depot, Inc.	154,850	9,348,295
Tractor Supply Company	36,610	3,620,363

		22,459,639
Textiles, Apparel & Luxury Goods - 4.7%
Coach, Inc.	58,140	3,257,003
Michael Kors Holdings, Ltd. (I)	59,160	3,146,129
NIKE, Inc., Class B	48,340	4,587,949
Ralph Lauren Corp.	28,920	4,373,572
VF Corp. (L)	38,210	6,089,146

		21,453,799

		85,600,337
Consumer Staples - 8.3%
Beverages - 1.7%
Anheuser-Busch InBev NV, ADR	92,530	7,949,252
Food & Staples Retailing - 3.9%
Costco Wholesale Corp.	78,200	7,829,775
Whole Foods Market, Inc.	104,890	10,216,286

		18,046,061
Personal Products - 2.0%
The Estee Lauder Companies, Inc., Class A	148,680	9,154,228
Tobacco - 0.7%
Philip Morris International, Inc.	36,160	3,252,230

		38,401,771

Growth Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 6.1%
Energy Equipment & Services - 4.5%
Cameron International Corp. (I)	95,540	$5,356,928
Ensco PLC, Class A	96,790	5,280,862
Schlumberger, Ltd.	139,300	10,075,569

		20,713,359
Oil, Gas & Consumable Fuels - 1.6%
Anadarko Petroleum Corp.	55,210	3,860,283
Plains Exploration & Production Company (I)	95,890	3,592,998

		7,453,281

		28,166,640
Financials - 3.3%
Capital Markets - 1.3%
T. Rowe Price Group, Inc.	97,440	6,167,952
Commercial Banks - 1.4%
Wells Fargo & Company	183,730	6,344,197
Real Estate Management & Development - 0.6%
CBRE Group, Inc., Class A (I)	142,490	2,623,241

		15,135,390
Health Care - 13.3%
Biotechnology - 4.1%
Alexion Pharmaceuticals, Inc. (I)	38,050	4,352,920
Biogen Idec, Inc. (I)	41,560	6,201,999
Gilead Sciences, Inc. (I)	122,800	8,145,320

		18,700,239
Health Care Equipment & Supplies - 1.5%
Intuitive Surgical, Inc. (I)	14,340	7,107,334
Health Care Providers & Services - 0.9%
Catamaran Corp. (I)	41,310	4,047,141
Pharmaceuticals - 6.8%
Allergan, Inc.	111,060	10,170,875
Novo Nordisk A/S, ADR	61,960	9,777,908
Perrigo Company (L)	30,420	3,533,891
Shire PLC, ADR	45,700	4,053,590
Watson Pharmaceuticals, Inc. (I)	46,650	3,972,714

		31,508,978

		61,363,692
Industrials - 9.1%
Aerospace & Defense - 3.9%
Honeywell International, Inc.	148,050	8,845,988
Precision Castparts Corp.	54,950	8,975,533

		17,821,521
Commercial Services & Supplies - 0.8%
Stericycle, Inc. (I) (L)	39,810	3,603,601
Electrical Equipment - 1.6%
AMETEK, Inc.	214,010	7,586,655
Machinery - 0.8%
Eaton Corp. (L)	81,850	3,868,231
Professional Services - 1.0%
Verisk Analytics, Inc., Class A (I)	92,930	4,424,397
Road & Rail - 1.0%
Kansas City Southern	59,450	4,505,121

		41,809,526
Information Technology - 35.2%
Communications Equipment - 4.7%
Cisco Systems, Inc.	199,550	3,809,410

153

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Growth Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
F5 Networks, Inc. (I)	47,520	$4,975,344
QUALCOMM, Inc.	206,850	12,926,057

		21,710,811
Computers & Peripherals - 9.3%
Apple, Inc.	47,820	31,908,373
EMC Corp. (I)	410,090	11,183,154

		43,091,527
Electronic Equipment, Instruments & Components - 0.8%
Trimble Navigation, Ltd. (I) (L)	74,370	3,544,474
Internet Software & Services - 6.0%
eBay, Inc. (I)	233,620	11,309,544
Google, Inc., Class A (I)	21,590	16,289,655

		27,599,199
IT Services - 5.9%
Accenture PLC, Class A	133,120	9,322,394
Mastercard, Inc., Class A	15,970	7,210,136
Teradata Corp. (I)	48,310	3,643,057
Visa, Inc., Class A	53,640	7,202,779

		27,378,366
Semiconductors & Semiconductor Equipment - 0.8%
Avago Technologies, Ltd.	104,930	3,658,384
Software - 7.7%
Autodesk, Inc. (I)	95,940	3,201,518
Citrix Systems, Inc. (I)	66,100	5,061,277
Intuit, Inc.	83,020	4,888,218
Microsoft Corp.	511,660	15,237,235
Red Hat, Inc. (I)	68,930	3,924,874
Salesforce.com, Inc. (I) (L)	20,660	3,154,575

		35,467,697

		162,450,458
Materials - 3.7%
Chemicals - 3.7%
Ecolab, Inc.	65,370	4,236,630
Monsanto Company	89,700	8,164,494
Praxair, Inc.	45,060	4,680,833

		17,081,957

		17,081,957
Telecommunication Services - 1.8%
Diversified Telecommunication Services - 1.8%
American Tower Corp.	116,420	8,311,224

TOTAL COMMON STOCKS (Cost $376,163,779)		$458,320,995

SECURITIES LENDING COLLATERAL - 3.2%
John Hancock Collateral
Investment Trust, 0.3462% (W) (Y)	1,485,966	14,872,436

TOTAL SECURITIES LENDING
COLLATERAL (Cost $14,872,241)		$14,872,436

Growth Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreement - 1.6%
Repurchase Agreement with State Street Corp.
dated 09/28/2012 at 0.010% to be
repurchased at $7,093,006 on 10/01/2012,
collateralized by $6,940,000 U.S. Treasury
Note, 1.500% due 07/31/2016 (valued at
$7,237,546 including interest)	$7,093,000	$7,093,000

TOTAL SHORT-TERM INVESTMENTS (Cost $7,093,000)		$7,093,000

Total Investments (Growth Equity Trust)
(Cost $398,129,020) - 104.2%		$480,286,431
Other assets and liabilities, net - (4.2%)		(19,279,373)

TOTAL NET ASSETS - 100.0%		$461,007,058

Health Sciences Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.0%
Consumer Staples - 0.8%
Food & Staples Retailing - 0.8%
CP ALL PCL	283,700	$327,200
Raia Drogasil SA	53,876	618,953
Shoppers Drug Mart Corp.	14,600	607,851

		1,554,004
Financials - 0.0%
Insurance - 0.0%
eHealth, Inc. (I)	3,800	71,326
Health Care - 94.2%
Biotechnology - 34.9%
3SBio Inc., ADR (I)	23,700	307,863
Abcam PLC	42,962	278,896
Achillion Pharmaceuticals, Inc. (I)	24,200	251,922
Acorda Therapeutics, Inc. (I)	19,161	490,713
Aegerion Pharmaceuticals, Inc. (I)	41,300	612,066
Affymax, Inc. (I)	25,700	541,242
Alexion Pharmaceuticals, Inc. (I)	128,240	14,670,656
Alkermes PLC (I)	117,900	2,446,425
Allos Therapeutics, Inc. (I)	28,700	0
Alnylam Pharmaceuticals, Inc. (I)	16,600	311,914
AMAG Pharmaceuticals, Inc. (I)	23,500	416,890
Amarin Corp. PLC, ADR (I)	84,700	1,067,220
Amgen, Inc.	30,500	2,571,760
Anacor Pharmaceuticals, Inc. (I)	37,800	248,724
AP Pharma, Inc. (I)	466,500	290,256
Ariad Pharmaceuticals, Inc. (I)	9,100	220,448
Arqule, Inc. (I)	21,600	110,376
AVEO Pharmaceuticals, Inc. (I)	4,800	49,968
Basilea Pharmaceutica (I)	1,123	56,775
Biocon, Ltd.	13,200	68,860
BioCryst Pharmaceuticals, Inc. (I)	20,600	87,344
Biogen Idec, Inc. (I)	8,019	1,196,675
BioMarin Pharmaceutical, Inc. (I)	46,800	1,884,636
BioMimetic Therapeutics, Inc. (I)	10,900	44,799
Celgene Corp. (I)	35,366	2,701,962
ChemoCentryx, Inc. (I)	4,900	56,987
Clovis Oncology, Inc. (I)	7,400	151,330
Cubist Pharmaceuticals, Inc. (I)	40,200	1,916,736
Cytokinetics, Inc. (I)	129,600	107,957
Dendreon Corp. (I)	62,700	302,841

154

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Dyadic International, Inc. (I)	18,900	$32,886
Dynavax Technologies Corp. (I)	23,900	113,764
Exact Sciences Corp. (I)	10,000	110,100
Exelixis, Inc. (I)	132,700	639,614
Gilead Sciences, Inc. (I)	95,696	6,347,516
Grifols SA, ADR (I)	7,700	175,791
Grifols SA, B Shares (I)	4,400	99,579
GTx, Inc. (I)	19,900	91,142
Halozyme Therapeutics, Inc. (I)	13,800	104,328
Idenix Pharmaceuticals, Inc. (I)	151,804	693,744
Immunogen, Inc. (I)	10,300	150,380
Incyte Corp. (I)	197,400	3,563,070
Infinity Pharmaceuticals, Inc. (I)	13,975	329,111
Intercell AG (I)	7,274	17,122
InterMune, Inc. (I)	53,200	477,204
Ironwood Pharmaceuticals, Inc. (I)	11,200	143,136
Isis Pharmaceuticals, Inc. (I)	20,300	285,621
Lexicon Pharmaceuticals, Inc. (I)	22,900	53,128
Medivation, Inc. (I)	48,800	2,750,368
Momenta Pharmaceuticals, Inc. (I)	18,100	263,717
Neurocrine Biosciences, Inc. (I)	88,900	709,422
NPS Pharmaceuticals, Inc. (I)	40,300	372,775
Onyx Pharmaceuticals, Inc. (I)	31,338	2,648,061
Pharmacyclics, Inc. (I)	83,900	5,411,550
Puma Biotechnology, Inc. (I)	28,087	421,305
Regeneron Pharmaceuticals, Inc. (I)	27,100	4,137,086
Rigel Pharmaceuticals, Inc. (I)	36,500	374,125
Savient Pharmaceuticals, Inc. (I)	8,700	21,663
Seattle Genetics, Inc. (I)	19,000	512,050
Sinovac Biotech, Ltd. (I)	30,700	77,364
Swedish Orphan Biovitrum AB (I)	72,564	406,521
Synageva BioPharma Corp. (I)	2,100	112,203
Targacept, Inc. (I)	10,500	51,345
TESARO, Inc. (I)(R)	35,285	477,002
TESARO, Inc. (I)	7,900	112,417
Theravance, Inc. (I)	31,900	826,529
Threshold Pharmaceuticals, Inc. (I)	21,600	156,384
ThromboGenics NV (I)	1,008	40,423
Tranzyme, Inc. (I)	39,700	177,062
United Therapeutics Corp. (I)	5,600	312,928
Vertex Pharmaceuticals, Inc. (I)	20,504	1,147,199
Vical, Inc. (I)	82,700	357,264
YM Biosciences, Inc. (I)	137,400	252,816

		69,021,056
Health Care Equipment & Supplies - 13.9%
ArthroCare Corp. (I)	17,200	557,280
Baxter International, Inc.	47,900	2,886,454
China Kanghui Holdings, Inc., ADR (I)	42,500	1,289,875
Conceptus, Inc. (I)	56,800	1,153,608
Covidien PLC	52,825	3,138,862
Cynosure, Inc., Class A (I)	7,300	192,574
DENTSPLY International, Inc.	74,750	2,850,965
Dynavox, Inc., Class A (I)	19,100	10,085
Edwards Lifesciences Corp. (I)	18,600	1,997,082
Endologix, Inc. (I)	9,000	124,380
EnteroMedics, Inc. (I)	70,050	255,683
GenMark Diagnostics, Inc. (I)	59,800	550,758
HeartWare International, Inc. (I)	13,100	1,237,819
Hill-Rom Holdings, Inc.	12,200	354,532
IDEXX Laboratories, Inc. (I)	18,700	1,857,845
Insulet Corp. (I)	24,300	524,394
Intuitive Surgical, Inc. (I)	1,300	644,319
Meridian Bioscience, Inc.	11,500	220,570
Nobel Biocare Holding AG	6,740	67,579

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	304,000	$392,761
Sonova Holding AG	1,556	157,442
St. Jude Medical, Inc.	600	25,278
Straumann Holding AG	964	128,420
Stryker Corp.	49,100	2,732,906
The Cooper Companies, Inc.	12,400	1,171,304
Tornier BV (I)	3,900	73,905
Urologix, Inc. (I)	74,100	57,798
Volcano Corp. (I)	29,800	851,386
Wright Medical Group, Inc. (I)	4,500	99,495
Zimmer Holdings, Inc.	29,100	1,967,742

		27,573,101
Health Care Providers & Services - 22.5%
Acadia Healthcare Company, Inc. (I)	22,100	527,085
Aetna, Inc.	26,400	1,045,440
Air Methods Corp. (I)	6,500	775,905
AMERIGROUP Corp. (I)	19,500	1,782,885
AmerisourceBergen Corp.	38,100	1,474,851
Amil Participacoes SA	25,800	309,893
Bangkok Dusit Medical Services PCL	324,300	1,132,627
Bumrungrad Hospital PCL	163,400	435,309
Cardinal Health, Inc.	200	7,794
Catamaran Corp. (I)	95,419	9,348,199
Centene Corp. (I)	29,300	1,096,113
Cigna Corp.	12,000	566,040
Community Health Systems, Inc. (I)	8,400	244,776
DaVita, Inc. (I)	13,395	1,387,856
Diagnosticos da America SA	24,100	145,034
Express Scripts Holding Company (I)	38,345	2,403,081
Fleury SA	29,500	352,880
Fortis Healthcare, Ltd. (I)	103,345	202,239
Fresenius Medical Care AG &
Company KGaA	10,133	743,720
Fresenius SE & Company KGaA	5,465	635,004
HCA Holdings, Inc.	20,000	665,000
Health Management
Associates, Inc., Class A (I)	8,300	69,637
Henry Schein, Inc. (I)	25,400	2,013,458
HMS Holdings Corp. (I)	49,800	1,664,814
IHH Healthcare Bhd (I)	64,600	67,633
Laboratory Corp. of America Holdings (I)	2,800	258,916
LCA-Vision, Inc. (I)	44,904	181,412
McKesson Corp.	34,400	2,959,432
MEDNAX, Inc. (I)	16,800	1,250,760
MWI Veterinary Supply, Inc. (I)	6,600	704,088
Odontoprev SA	39,200	219,470
Quest Diagnostics, Inc.	13,800	875,334
Select Medical Holdings Corp. (I)	32,500	364,975
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	204,300	378,766
Sinopharm Group Company, Ltd., H Shares	59,200	189,221
Triple-S Management Corp., Class B (I)	9,000	188,100
UnitedHealth Group, Inc.	78,100	4,327,521
Universal Health Services, Inc., Class B	38,750	1,772,038
WellCare Health Plans, Inc. (I)	24,600	1,391,130
WellPoint, Inc.	6,700	388,667

		44,547,103
Health Care Technology - 1.3%
Allscripts Healthcare Solutions, Inc. (I)	9,500	118,085
athenahealth, Inc. (I)	19,500	1,789,515
Cerner Corp. (I)	8,800	681,208

		2,588,808

155

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services - 2.3%
Agilent Technologies, Inc.	2,500	$96,125
BG Medicine, Inc. (I)	11,900	43,792
Bruker Corp. (I)	41,300	540,617
Covance, Inc. (I)	24,700	1,153,243
Illumina, Inc. (I)	5,950	286,790
Mettler-Toledo International, Inc. (I)	2,800	478,072
Thermo Fisher Scientific, Inc.	31,600	1,859,028

		4,457,667
Pharmaceuticals - 19.3%
Abbott Laboratories	19,500	1,336,920
Allergan, Inc.	6,100	558,638
Auxilium Pharmaceuticals, Inc. (I)	25,200	616,392
AVANIR Pharmaceuticals, Inc., Class A (I)	319,500	1,022,400
Bayer AG	8,645	743,832
Bayer AG, ADR	400	34,356
Bristol-Myers Squibb Company	18,200	614,250
Cadence Pharmaceuticals, Inc. (I)	97,600	382,592
China Medical System Holdings, Ltd.	1,292,200	673,742
Depomed, Inc. (I)	19,200	113,472
Elan Corp. PLC, ADR (I)	167,900	1,799,888
Endocyte, Inc. (I)	9,200	91,724
Forest Laboratories, Inc. (I)	24,400	868,884
GlaxoSmithKline Pharmaceuticals, Ltd.	2,458	92,260
Hikma Pharmaceuticals PLC	6,668	78,313
Hospira, Inc. (I)	18,000	590,760
Impax Laboratories, Inc. (I)	25,000	649,000
Jazz Pharmaceuticals PLC (I)	23,400	1,334,034
Lijun International
Pharmaceutical Holding, Ltd.	168,000	42,665
MAP Pharmaceuticals, Inc. (I)	43,100	671,067
Medicis Pharmaceutical Corp., Class A	15,200	657,704
Merck & Company, Inc.	66,109	2,981,516
Mylan, Inc. (I)	500	12,200
Nektar Therapeutics (I)	15,000	160,200
Newron Pharmaceuticals SpA (I)	6,333	52,061
Novo Nordisk A/S	3,694	583,039
Optimer Pharmaceuticals, Inc. (I)	47,805	675,007
Pacira Pharmaceuticals, Inc. (I)	62,500	1,087,500
Par Pharmaceutical Companies, Inc. (I)	2,000	99,960
Pfizer, Inc.	47,901	1,190,340
Questcor Pharmaceuticals, Inc. (I)	19,100	353,350
Ranbaxy Laboratories, Ltd. (I)	22,047	220,968
Roche Holdings AG	8,779	1,639,965
Salix Pharmaceuticals, Ltd. (I)	9,800	414,932
Sanofi	1,800	153,773
Sawai Pharmaceutical Company, Ltd.	7,400	859,140
Shire PLC	13,471	398,733
Shire PLC, ADR	7,600	674,120
Simcere Pharmaceutical Group, ADR (I)	19,800	174,240
Stada Arzneimittel AG	9,760	284,413
Sun Pharmaceutical Industries, Ltd.	13,480	178,079
Supernus Pharmaceuticals, Inc. (I)	51,000	589,050
Teva Pharmaceutical Industries, Ltd., ADR	20,065	830,892
The Medicines Company (I)	101,155	2,610,811
Towa Pharmaceutical Company, Ltd.	8,300	554,578
UCB SA	21,472	1,181,635
Valeant Pharmaceuticals International, Inc. (I)	97,580	5,393,247
Vectura Group PLC (I)	59,375	82,954
ViroPharma, Inc. (I)	8,600	259,892
Vivus, Inc. (I)	6,900	122,958
Warner Chilcott PLC, Class A	14,100	190,350
Watson Pharmaceuticals, Inc. (I)	2,600	221,416

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
XenoPort, Inc. (I)	74,800	$857,208

		38,061,420

		186,249,155
Industrials - 0.4%
Professional Services - 0.4%
The Advisory Board Company (I)	14,548	695,831
Information Technology - 0.9%
IT Services - 0.3%
MAXIMUS, Inc.	10,800	644,976
Software - 0.6%
Nuance Communications, Inc. (I)	47,900	1,192,231

		1,837,207
Materials - 0.7%
Chemicals - 0.7%
Monsanto Company	14,100	1,283,382

TOTAL COMMON STOCKS (Cost $139,343,033)		$191,690,905

PREFERRED SECURITIES - 0.1%
Information Technology - 0.1%
Castlight Health, Inc. (I)(R)	27,963	168,800

TOTAL PREFERRED SECURITIES (Cost $168,800)		$168,800

CONVERTIBLE BONDS - 0.1%
Health Care - 0.1%
HeartWare International, Inc.
3.500%, 12/15/2017	$51,000	$62,124
Insulet Corp. 3.750%, 06/15/2016	52,000	57,850

TOTAL CONVERTIBLE BONDS (Cost $101,644)		$119,974

OPTIONS PURCHASED - 0.0%
Call Options - 0.0%
Exchange Traded Option on Eli Lilly &
Company (Expiration Date: 1/19/2013;
Strike Price: $45.00) (I)	16,900	55,770

TOTAL OPTIONS PURCHASED (Cost $27,148)		$55,770

WARRANTS - 0.0%
Alexza Pharmaceuticals, Inc. (Expiration Date
10/05/2016; Strike price $2.77) (I)	1,413	156
Cadence Pharmaceuticals, Inc. (Expiration
Date 02/18/2014; Strike price $7.84) (I)	10,500	1,614
EnteroMedics, Inc. (Expiration Date
02/20/2013; Strike price $8.28) (I)	96,200	41
EnteroMedics, Inc. (Expiration Date:
06/13/2016; Strike Price $2.19) (I)	30,600	48,129
Puma Biotechnology (Expiration date:
10/04/2021; Strike Price: $0.01) (I)	1	0
EnteroMedics, Inc. (Expiration Date
09/28/2016; Strike price $1.90) (I)	4,120	7,101
Cytokinetics, Inc. (Expiration Date:
06/20/2017; Strike Price: $0.88) (I)	77,760	12,677

TOTAL WARRANTS (Cost $15,112)		$69,718

SHORT-TERM INVESTMENTS - 3.9%
Money Market Funds - 3.9%
State Street Institutional U.S. Government
Money Market Fund, 0.0469% (Y)	$409,455	$409,455

156

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
T. Rowe Price Reserve Investment
Fund, 0.1066% (Y)	$7,380,473 $	7,380,473

TOTAL SHORT-TERM INVESTMENTS (Cost $7,789,928)		$7,789,928

Total Investments (Health Sciences Trust)
(Cost $147,445,665) - 101.1%		$199,895,095
Other assets and liabilities, net - (1.1%)		(2,202,082)

TOTAL NET ASSETS - 100.0%		$197,693,013

Heritage Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.4%
Consumer Discretionary - 22.5%
Auto Components - 0.9%
BorgWarner, Inc. (I)(L)	17,033	$1,177,151
Automobiles - 1.2%
Harley-Davidson, Inc.	38,800	1,643,956
Hotels, Restaurants & Leisure - 3.6%
Bally Technologies, Inc. (I)(L)	19,681	972,044
Chipotle Mexican Grill, Inc. (I)	2,038	647,147
Panera Bread Company, Class A (I)	6,338	1,083,101
Penn National Gaming, Inc. (I)	18,453	795,324
Starwood Hotels & Resorts Worldwide, Inc.	25,596	1,483,544

		4,981,160
Household Durables - 0.3%
Toll Brothers, Inc. (I)	12,368	410,989
Internet & Catalog Retail - 2.2%
Expedia, Inc. (L)	19,295	1,116,023
Netflix, Inc. (I)(L)	11,434	622,467
priceline.com, Inc. (I)	2,007	1,241,791

		2,980,281
Media - 0.7%
Scripps Networks Interactive, Inc., Class A	3,395	207,876
Sirius XM Radio, Inc. (I)	311,331	809,458

		1,017,334
Multiline Retail - 1.1%
Family Dollar Stores, Inc.	22,868	1,516,148
Specialty Retail - 10.3%
Cabela’s, Inc. (I)	21,431	1,171,847
DSW, Inc., Class A	14,580	972,778
GNC Holdings, Inc., Class A	38,813	1,512,543
Lumber Liquidators Holdings, Inc. (I)	8,251	418,161
O’Reilly Automotive, Inc. (I)	8,292	693,377
PetSmart, Inc.	46,449	3,204,052
Ross Stores, Inc.	23,831	1,539,483
Sally Beauty Holdings, Inc. (I)	25,723	645,390
The Gap, Inc.	31,307	1,120,164
Tractor Supply Company	12,665	1,252,442
Ulta Salon Cosmetics & Fragrance, Inc.	17,236	1,659,913

		14,190,150
Textiles, Apparel & Luxury Goods - 2.2%
Lululemon Athletica, Inc. (I)	12,281	908,057
Michael Kors Holdings, Ltd. (I)	32,816	1,745,155

Heritage Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class A (I)	7,417	$414,091

		3,067,303

		30,984,472
Consumer Staples - 10.6%
Beverages - 1.1%
Beam, Inc.	12,062	694,047
Monster Beverage Corp. (I)	15,189	822,636

		1,516,683
Food & Staples Retailing - 5.2%
Costco Wholesale Corp.	20,911	2,093,714
Pricesmart, Inc. (L)	10,671	808,008
The Fresh Market, Inc. (I)	17,851	1,070,703
Whole Foods Market, Inc.	33,337	3,247,024

		7,219,449
Food Products - 3.1%
McCormick & Company, Inc., Non-
Voting Shares	18,982	1,177,643
Mead Johnson Nutrition Company	31,718	2,324,295
The Hain Celestial Group, Inc. (I)	12,368	779,184

		4,281,122
Household Products - 1.2%
Church & Dwight Company, Inc.	30,790	1,662,352

		14,679,606
Energy - 5.4%
Energy Equipment & Services - 2.8%
Atwood Oceanics, Inc. (I)	16,924	769,196
National Oilwell Varco, Inc.	26,456	2,119,390
Oil States International, Inc. (I)	11,836	940,489

		3,829,075
Oil, Gas & Consumable Fuels - 2.6%
Cabot Oil & Gas Corp.	22,249	998,980
Concho Resources, Inc. (I)	14,883	1,410,164
Linn Energy LLC	28,399	1,171,175

		3,580,319

		7,409,394
Financials - 5.7%
Capital Markets - 1.8%
KKR & Company LP	45,752	691,313
Lazard, Ltd., Class A (L)	26,234	766,820
Raymond James Financial, Inc.	28,126	1,030,818

		2,488,951
Commercial Banks - 1.0%
East West Bancorp, Inc.	35,184	743,086
SVB Financial Group (I)	11,804	713,670

		1,456,756
Consumer Finance - 1.5%
Discover Financial Services	52,407	2,082,130
Real Estate Investment Trusts - 0.8%
Digital Realty Trust, Inc.	15,654	1,093,432
Real Estate Management & Development - 0.6%
CBRE Group, Inc., Class A (I)	42,321	779,130

		7,900,399
Health Care - 15.3%
Biotechnology - 5.0%
Alexion Pharmaceuticals, Inc. (I)	27,855	3,186,612

157

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Heritage Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Grifols SA (I)	53,461	$1,767,575
Onyx Pharmaceuticals, Inc. (I)	8,231	695,520
Regeneron Pharmaceuticals, Inc. (I)	8,036	1,226,776

		6,876,483
Health Care Equipment & Supplies - 2.2%
IDEXX Laboratories, Inc. (I)	14,671	1,457,564
Intuitive Surgical, Inc. (I)	1,227	608,138
The Cooper Companies, Inc.	10,384	980,873

		3,046,575
Health Care Providers & Services - 4.1%
Catamaran Corp. (I)	43,443	4,256,111
Express Scripts Holding Company (I)	21,882	1,371,345

		5,627,456
Health Care Technology - 1.3%
Cerner Corp. (I)(L)	22,646	1,753,027
Pharmaceuticals - 2.7%
Perrigo Company (L)	18,897	2,195,264
Watson Pharmaceuticals, Inc. (I)	18,486	1,574,268

		3,769,532

		21,073,073
Industrials - 13.7%
Aerospace & Defense - 2.9%
B/E Aerospace, Inc. (I)	17,246	726,057
Spirit Aerosystems Holdings, Inc., Class A (I)	31,364	696,594
TransDigm Group, Inc. (I)(L)	12,673	1,797,918
Triumph Group, Inc.	12,950	809,764

		4,030,333
Building Products - 0.8%
Fortune Brands Home & Security, Inc. (I)	38,332	1,035,347
Commercial Services & Supplies - 2.1%
Cintas Corp.	20,573	852,751
Clean Harbors, Inc. (I)(L)	15,040	734,704
Stericycle, Inc. (I)(L)	14,811	1,340,692

		2,928,147
Construction & Engineering - 1.6%
Chicago Bridge & Iron Company NV (L)	23,575	897,972
Quanta Services, Inc. (I)	53,026	1,309,742

		2,207,714
Machinery - 2.9%
Chart Industries, Inc. (I)(L)	12,064	890,926
Flowserve Corp.	8,613	1,100,225
Trinity Industries, Inc.	32,694	979,839
Valmont Industries, Inc.	7,369	969,023

		3,940,013
Professional Services - 0.5%
IHS, Inc., Class A (I)	7,061	687,388
Road & Rail - 2.1%
Kansas City Southern	38,238	2,897,676
Trading Companies & Distributors - 0.8%
United Rentals, Inc. (I)(L)	34,398	1,125,158

		18,851,776
Information Technology - 18.5%
Communications Equipment - 0.9%
F5 Networks, Inc. (I)	8,805	921,884
Palo Alto Networks, Inc. (I)(L)	5,876	361,785

		1,283,669

Heritage Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals - 1.8%
Apple, Inc.	3,816	$2,546,264
Electronic Equipment, Instruments & Components - 1.8%
Jabil Circuit, Inc.	48,720	912,038
Trimble Navigation, Ltd. (I)	33,941	1,617,628

		2,529,666
Internet Software & Services - 2.4%
Baidu, Inc., ADR (I)	4,778	558,166
Equinix, Inc. (I)	694	142,999
LinkedIn Corp., Class A (I)	10,361	1,247,464
Rackspace Hosting, Inc. (I)(L)	19,581	1,294,108

		3,242,737
IT Services - 4.3%
Alliance Data Systems Corp. (I)	26,705	3,790,775
Teradata Corp. (I)	28,120	2,120,529

		5,911,304
Semiconductors & Semiconductor Equipment - 2.4%
Avago Technologies, Ltd.	22,449	782,684
NXP Semiconductor NV (I)	34,117	853,266
Xilinx, Inc. (L)	51,451	1,718,978

		3,354,928
Software - 4.9%
Check Point Software Technologies, Ltd. (I)	14,490	697,838
Citrix Systems, Inc. (I)	14,286	1,093,879
CommVault Systems, Inc. (I)	12,286	721,188
NetSuite, Inc. (I)	26,889	1,715,518
Nuance Communications, Inc. (I)	40,060	997,093
Salesforce.com, Inc. (I)	4,649	709,856
Sourcefire, Inc. (I)(L)	5,322	260,938
Splunk, Inc. (I)	13,662	501,669

		6,697,979

		25,566,547
Materials - 4.2%
Chemicals - 3.1%
Airgas, Inc.	15,898	1,308,405
Albemarle Corp.	15,466	814,749
American Vanguard Corp.	5,429	188,929
FMC Corp.	36,639	2,029,068

		4,341,151
Metals & Mining - 1.1%
Carpenter Technology Corp.	29,180	1,526,698

		5,867,849
Telecommunication Services - 2.5%
Diversified Telecommunication Services - 0.8%
tw telecom, Inc. (I)	42,219	1,100,649
Wireless Telecommunication Services - 1.7%
SBA Communications Corp., Class A (I)(L)	36,519	2,297,045

		3,397,694

TOTAL COMMON STOCKS (Cost $109,746,775)		$135,730,810

SECURITIES LENDING COLLATERAL - 11.2%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	1,543,125	15,444,522

TOTAL SECURITIES LENDING
COLLATERAL (Cost $15,444,303)		$15,444,522

158

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Heritage Trust (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
State Street Institutional U.S. Government
Money Market Fund, 0.0469% (Y)		2,567,823	2,567,823

TOTAL SHORT-TERM INVESTMENTS (Cost $2,567,823)			$2,567,823

Total Investments (Heritage Trust)
(Cost $127,758,901) - 111.5%			$153,743,155
Other assets and liabilities, net - (11.5%)			(15,876,508)

TOTAL NET ASSETS - 100.0%			$137,866,647

High Yield Trust
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 2.8%
Argentina - 1.0%
Republic of Argentina
7.000%, 10/03/2015		$1,181,000	1,080,615
7.820%, 12/31/2033 (P)	EUR	178,667	149,238
8.750%, 06/02/2017		$1,176,830	1,147,409
12/15/2035 (I)	EUR	1,880,851	290,038

			2,667,300
Brazil - 0.6%
Federative Republic of Brazil
10.000%, 01/01/2014 to 01/01/2021	BRL	2,904,000	1,510,679

			1,510,679
Indonesia - 0.3%
Republic of Indonesia
10.250%, 07/15/2022	IDR	4,912,000,000	668,322
Mexico - 0.3%
Government of Mexico
6.500%, 06/09/2022	MXN	10,860,000	917,544
Venezuela - 0.6%
Republic of Venezuela
Zero Coupon 04/15/2020 (Z)		$346,000	102,935
5.750%, 02/26/2016		1,621,000	1,477,136

			1,580,071

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $7,346,607)			$7,343,916

CORPORATE BONDS - 83.6%
Consumer Discretionary - 17.1%
Affinity Gaming LLC
9.000%, 05/15/2018 (S)		610,000	632,875
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022		240,000	242,400
American Greetings Corp.
7.375%, 12/01/2021		40,000	41,200
Bankrate, Inc.
11.750%, 07/15/2015		1,823,000	2,041,760
Bon-Ton Department Stores, Inc.
10.625%, 07/15/2017 (S)		360,000	324,900
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)		632,553	542,617
Boyd Gaming Corp.
9.000%, 07/01/2020 (S)		960,000	979,200
9.125%, 12/01/2018		140,000	147,000

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017		$1,000,000	$1,075,000
Carmike Cinemas, Inc.
7.375%, 05/15/2019		250,000	268,750
Carrols Restaurant Group, Inc.
11.250%, 05/15/2018 (S)		680,000	741,200
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		710,000	718,875
CCO Holdings LLC
5.250%, 09/30/2022		810,000	814,050
6.500%, 04/30/2021		350,000	374,500
8.125%, 04/30/2020		340,000	384,200
Cengage Learning Acquisitions, Inc.
11.500%, 04/15/2020 (S)		1,390,000	1,487,300
Chrysler Group LLC
8.000%, 06/15/2019		200,000	212,000
8.250%, 06/15/2021		1,420,000	1,512,300
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020		540,000	525,450
Continental Rubber of America Corp.
4.500%, 09/15/2019 (S)		1,150,000	1,174,042
CSC Holdings LLC
6.750%, 11/15/2021 (S)		490,000	540,225
DISH DBS Corp.
6.750%, 06/01/2021		10,000	10,900
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		640,000	689,600
Edcon Pty, Ltd.
9.500%, 03/01/2018 (S)		1,110,000	1,065,600
Empire Today LLC
11.375%, 02/01/2017 (S)		370,000	391,275
Entercom Radio LLC
10.500%, 12/01/2019		180,000	196,200
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)		3,620,000	2,263
General Motors Financial Company, Inc.
6.750%, 06/01/2018		630,000	701,274
Good Sam Enterprises LLC
11.500%, 12/01/2016		740,000	784,400
Gymboree Corp.
9.125%, 12/01/2018		1,120,000	1,065,400
Harrah’s Operating Company, Inc.
10.000%, 12/15/2015		130,000	113,425
10.750%, 02/01/2016		560,000	446,600
HOA Restaurant Group LLC
11.250%, 04/01/2017 (S)		720,000	657,000
Landry’s, Inc.
9.375%, 05/01/2020 (S)		630,000	664,650
LBI Media, Inc.
9.250%, 04/15/2019 (S)		780,000	733,200
Mastro’s Restaurants LLC
12.000%, 06/01/2017 (S)		600,000	624,000
MGM Resorts International
10.375%, 05/15/2014		420,000	472,500
Mohegan Tribal Gaming Authority
10.500%, 12/15/2016 (S)		2,600,000	2,366,000
Monitronics International, Inc.
9.125%, 04/01/2020		1,350,000	1,404,000
Mood Media Corp.
10.000%, 10/31/2015	CAD	28,000	29,669
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)		$1,150,000	1,049,375

159

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
NCL Corp., Ltd.
9.500%, 11/15/2018	$2,000,000	$2,215,000
11.750%, 11/15/2016	900,000	1,037,250
NetFlix, Inc.
8.500%, 11/15/2017	672,000	715,680
Nielsen Finance LLC
4.500%, 10/01/2020 (S)	850,000	843,625
Ono Finance II PLC
10.875%, 07/15/2019 (S)	840,000	714,000
PH Holdings LLC
9.750%, 12/31/2017	510,000	499,800
Pharmaceutical Product Development, Inc.
9.500%, 12/01/2019 (S)	270,000	303,075
Pinnacle Entertainment, Inc.
8.750%, 05/15/2020	10,000	11,038
Quiksilver, Inc.
6.875%, 04/15/2015	910,000	905,450
Rivers Pittsburgh Borrower LP
9.500%, 06/15/2019 (S)	180,000	191,250
Service Corp. International
7.500%, 04/01/2027	350,000	371,000
Seven Seas Cruises S de RL LLC
9.125%, 05/15/2019	990,000	1,029,600
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	1,260,000	1,086,750
Snoqualmie Entertainment Authority
4.476%, 02/01/2014 (P)(S)	240,000	237,600
Sotheby’s
5.250%, 10/01/2022 (S)	710,000	722,425
7.750%, 06/15/2015	790,000	869,988
Spencer Spirit Holdings, Inc.
11.000%, 05/01/2017 (S)	600,000	642,000
Station Casinos, Inc.
6.500%, 02/01/2014 (H)	2,340,000	0
6.625%, 03/15/2018 (H)	2,257,000	0
Stewart Enterprises, Inc.
6.500%, 04/15/2019	220,000	236,500
The Bon-Ton Department Stores, Inc.
10.250%, 03/15/2014	130,000	124,800
The Neiman Marcus Group, Inc.
7.125%, 06/01/2028	604,000	591,920
The Ryland Group, Inc.
5.375%, 10/01/2022	280,000	280,000
The ServiceMaster Company
8.000%, 02/15/2020	640,000	678,400
Univision Communications, Inc.
6.750%, 09/15/2022 (S)	660,000	660,000
6.875%, 05/15/2019 (S)	1,480,000	1,524,400
Virgin Media Finance PLC
9.500%, 08/15/2016	265,000	293,488
Wok Acquisition Corp.
10.250%, 06/30/2020 (S)	280,000	296,100

		45,328,314
Consumer Staples - 3.7%
Alliance One International, Inc.
10.000%, 07/15/2016	1,240,000	1,283,400
Constellation Brands, Inc.
4.625%, 03/01/2023	330,000	336,600
DJO Finance LLC
10.875%, 11/15/2014	360,000	372,600
Harmony Foods Corp.
10.000%, 05/01/2016 (S)	330,000	346,500
Hypermarcas SA
6.500%, 04/20/2021 (S)	1,350,000	1,415,205

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
NES Rentals Holdings, Inc.
12.250%, 04/15/2015 (S)	$780,000	$783,900
New Albertsons, Inc.
7.250%, 05/01/2013	110,000	111,650
Post Holdings, Inc.
7.375%, 02/15/2022 (S)	780,000	828,750
Prestige Brands, Inc.
8.125%, 02/01/2020	10,000	11,150
Reynolds Group Issuer, Inc.
9.000%, 04/15/2019	260,000	265,200
9.875%, 08/15/2019	1,710,000	1,819,013
Viskase Companies, Inc.
9.875%, 01/15/2018 (S)	2,190,000	2,266,650

		9,840,618
Energy - 19.7%
Access Midstream Partners LP
6.125%, 07/15/2022	800,000	846,000
Adaro Indonesia PT
7.625%, 10/22/2019 (S)	730,000	803,000
Arch Coal, Inc.
7.000%, 06/15/2019	470,000	394,800
8.750%, 08/01/2016	520,000	509,600
Atlas Pipeline Partners LP
6.625%, 10/01/2020 (S)	260,000	264,550
Atwood Oceanics, Inc.
6.500%, 02/01/2020	450,000	481,500
Berry Petroleum Company
6.375%, 09/15/2022	210,000	221,550
Calumet Specialty Products Partners LP
9.375%, 05/01/2019	700,000	752,500
9.625%, 08/01/2020 (S)	380,000	409,450
Carrizo Oil & Gas, Inc.
7.500%, 09/15/2020	390,000	398,775
Chesapeake Energy Corp.
9.500%, 02/15/2015	20,000	22,025
Chesapeake Oilfield Operating LLC
6.625%, 11/15/2019 (S)	700,000	672,000
Cie Generale de Geophysique-Veritas
6.500%, 06/01/2021	200,000	206,000
9.500%, 05/15/2016	490,000	529,200
Coffeyville Resources LLC
9.000%, 04/01/2015 (S)	540,000	576,450
Comstock Resources, Inc.
9.500%, 06/15/2020	540,000	580,500
Concho Resources, Inc.
5.500%, 10/01/2022	540,000	562,950
7.000%, 01/15/2021	200,000	224,000
CONSOL Energy, Inc.
8.250%, 04/01/2020	890,000	932,275
Continental Resources, Inc.
5.000%, 09/15/2022	150,000	156,375
5.000%, 09/15/2022 (S)	1,000,000	1,045,000
Corral Petroleum Holdings AB, PIK
15.000%, 12/31/2017 (S)	1,538,628	1,230,126
Crosstex Energy LP
7.125%, 06/01/2022 (S)	330,000	328,350
8.875%, 02/15/2018	750,000	802,500
Encore Acquisition Company
9.500%, 05/01/2016	1,000,000	1,085,000
Energy Future Intermediate
Holding Company LLC
6.875%, 08/15/2017 (S)	1,160,000	1,200,600
10.000%, 12/01/2020	893,000	1,004,625
11.750%, 03/01/2022 (S)	3,020,000	3,208,746

160

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer Equity LP
7.500%, 10/15/2020	$435,000	$493,725
Enterprise Products Operating LLC
(7.034% to 01/15/2018, then higher of
7.034% or 3 month LIBOR + 2.680%)
01/15/2068	1,205,000	1,349,600
EP Energy LLC
7.750%, 09/01/2022 (S)	510,000	520,200
EXCO Resources, Inc.
7.500%, 09/15/2018	1,100,000	1,028,500
First Wind Capital LLC
10.250%, 06/01/2018 (S)	950,000	969,000
Gulfmark Offshore, Inc.
6.375%, 03/15/2022 (S)	330,000	342,375
Halcon Resources Corp.
9.750%, 07/15/2020 (S)	760,000	777,100
Hercules Offshore, Inc.
7.125%, 04/01/2017 (S)	70,000	72,800
10.500%, 10/15/2017 (S)	2,065,000	2,175,994
Hiland Partners LP
7.250%, 10/01/2020 (S)	280,000	291,200
Key Energy Services, Inc.
6.750%, 03/01/2021 (S)	200,000	202,000
6.750%, 03/01/2021	580,000	588,700
Kodiak Oil & Gas Corp.
8.125%, 12/01/2019 (S)	950,000	1,007,000
Magnum Hunter Resources Corp.
9.750%, 05/15/2020 (S)	280,000	285,600
MarkWest Energy Partners LP
6.250%, 06/15/2022	30,000	32,250
6.500%, 08/15/2021	810,000	868,725
6.750%, 11/01/2020	440,000	476,300
MEG Energy Corp.
6.375%, 01/30/2023 (S)	1,020,000	1,088,850
6.500%, 03/15/2021 (S)	450,000	481,500
Midstates Petroleum Company, Inc.
10.750%, 10/01/2020 (S)	530,000	552,525
Milagro Oil & Gas, Inc.
10.500%, 05/15/2016	810,000	575,100
Offshore Group Investments, Ltd.
11.500%, 08/01/2015	790,000	872,950
Oil States International, Inc.
6.500%, 06/01/2019	560,000	595,000
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018	1,560,000	1,037,400
Pan American Energy LLC
7.875%, 05/07/2021	1,139,000	1,042,185
Parker Drilling Company
9.125%, 04/01/2018	630,000	678,825
Peabody Energy Corp.
6.500%, 09/15/2020	500,000	511,250
7.875%, 11/01/2026	350,000	372,750
Petrobras International Finance Company
6.750%, 01/27/2041	80,000	99,403
Petroleum Geo-Services ASA
7.375%, 12/15/2018 (S)	360,000	384,300
Pioneer Energy Services Corp.
9.875%, 03/15/2018	110,000	119,625
Plains Exploration & Production Company
6.125%, 06/15/2019	320,000	322,400
6.750%, 02/01/2022	680,000	690,200
8.625%, 10/15/2019	280,000	312,200
QEP Resources, Inc.
5.250%, 05/01/2023	70,000	71,400
5.375%, 10/01/2022	400,000	414,000

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Quicksilver Resources, Inc.
11.750%, 01/01/2016		$2,100,000	$2,121,000
Range Resources Corp.
5.000%, 08/15/2022		380,000	400,900
5.750%, 06/01/2021		140,000	150,500
Regency Energy Partners LP
5.500%, 04/15/2023		540,000	546,075
6.875%, 12/01/2018		90,000	96,075
Samson Investment Company
9.750%, 02/15/2020 (S)		1,600,000	1,648,000
SandRidge Energy, Inc.
7.500%, 03/15/2021		270,000	278,100
7.500%, 02/15/2023 (S)		480,000	494,400
SESI LLC
7.125%, 12/15/2021		740,000	817,700
SM Energy Company
6.500%, 01/01/2023 (S)		1,180,000	1,239,000
Targa Resources Partners LP
6.375%, 08/01/2022 (S)		530,000	561,800
Teekay Corp.
8.500%, 01/15/2020		1,110,000	1,165,500
Tesoro Logistics LP
5.875%, 10/01/2020 (S)		500,000	511,250
Westmoreland Coal Company
10.750%, 02/01/2018		500,000	485,000
Xinergy Corp.
9.250%, 05/15/2019 (S)		1,110,000	721,500

			52,388,179
Financials - 6.5%
Ally Financial, Inc.
4.625%, 06/26/2015		550,000	564,023
5.500%, 02/15/2017		220,000	230,007
Ashton Woods USA LLC
11.000%, 06/30/2015 (S)		583,400	557,147
Bank of America Corp.
6.500%, 08/01/2016		340,000	393,281
Barclays Bank PLC
10.179%, 06/12/2021 (S)		880,000	1,143,234
Boyd Acquisition Sub LLC
8.375%, 02/15/2018 (S)		240,000	249,600
CIT Group, Inc.
4.250%, 08/15/2017		1,220,000	1,266,416
5.500%, 02/15/2019 (S)		40,000	43,300
Credit Agricole SA (8.375% to
10/13/2019, then 3 month
LIBOR + 6.982%)
10/29/2049 (Q)(S)		460,000	447,350
GMAC International Finance BV
7.500%, 04/21/2015	EUR	530,000	733,860
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
04/30/2022		$177,000	177,000
International Lease Finance Corp.
5.875%, 08/15/2022		1,300,000	1,343,265
8.250%, 12/15/2020		1,260,000	1,499,400
8.625%, 01/15/2022		1,000,000	1,207,500
Intesa Sanpaolo SpA
3.625%, 08/12/2015 (S)		1,180,000	1,156,400
Legend Acquisition Sub, Inc.
10.750%, 08/15/2020 (S)		270,000	264,600
Liberty Mutual Group, Inc.
7.800%, 03/15/2037 (S)		430,000	466,550
Nationstar Mortgage LLC
7.875%, 10/01/2020 (S)		750,000	763,125

161

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Omega Healthcare Investors. Inc.
5.875%, 03/15/2024	$370,000	$397,750
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	1,070,000	1,405,713
Royal Bank of Scotland Group PLC
5.000%, 10/01/2014	210,000	216,279
Societe Generale SA (3 month
LIBOR + 0.750% to 04/05/2017, then
3 month LIBOR + 1.750%)
12/29/2049 (Q)(S)	930,000	507,343
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)	480,000	513,600
Taylor Morrison Communities, Inc.
7.750%, 04/15/2020 (S)	1,000,000	1,065,000
The Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)	720,000	698,400

		17,310,143
Health Care - 4.1%
Acadia Healthcare Company, Inc.
12.875%, 11/01/2018	600,000	703,500
American Renal Holdings Company, Inc.
8.375%, 05/15/2018	230,000	242,650
AMERIGROUP Corp.
7.500%, 11/15/2019	350,000	408,844
Community Health Systems, Inc.
5.125%, 08/15/2018	520,000	539,500
7.125%, 07/15/2020	770,000	821,494
CRC Health Corp.
10.750%, 02/01/2016	1,780,000	1,655,400
DJO Finance LLC
9.875%, 04/15/2018 (S)	410,000	405,900
Elan Finance PLC
6.250%, 10/15/2019 (S)	500,000	503,750
ExamWorks Group, Inc.
9.000%, 07/15/2019	470,000	488,800
Fresenius Medical Care
US Finance II, Inc.
5.875%, 01/31/2022 (S)	260,000	278,200
Fresenius Medical Care US Finance, Inc.
6.500%, 09/15/2018 (S)	400,000	451,000
HCA, Inc.
5.875%, 03/15/2022	410,000	444,338
7.250%, 09/15/2020	310,000	347,200
8.500%, 04/15/2019	490,000	552,475
Hologic, Inc.
6.250%, 08/01/2020 (S)	350,000	371,000
INC Research LLC
11.500%, 07/15/2019 (S)	350,000	351,750
Physiotherapy Associates Holdings, Inc.
11.875%, 05/01/2019 (S)	210,000	215,250
Tenet Healthcare Corp.
6.250%, 11/01/2018	760,000	837,900
10.000%, 05/01/2018	230,000	265,650
Valeant Pharmaceuticals International
6.375%, 10/15/2020 (S)	510,000	520,200
Vanguard Health Holding
Company II LLC
8.000%, 02/01/2018	210,000	224,175

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
VPI Escrow Corp.
6.375%, 10/15/2020 (S)		$280,000	$285,600

			10,914,576
Industrials - 11.3%
Aguila 3 SA
7.875%, 01/31/2018 (S)		390,000	409,500
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)		393,689	402,054
American Reprographics Company
10.500%, 12/15/2016		1,020,000	1,071,000
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)	EUR	290,000	395,956
9.125%, 10/15/2020 (S)		$1,190,000	1,260,300
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)		670,000	703,500
Belden, Inc.
5.500%, 09/01/2022 (S)		580,000	593,050
Beverage Packaging Holdings
Luxembourg II SA
9.500%, 06/15/2017 (S)	EUR	1,180,000	1,520,150
CMA CGM SA
8.500%, 04/15/2017 (S)		$1,480,000	1,028,600
Continental Airlines 2001-1 Class B Pass
Through Trust
7.373%, 12/15/2015		199,443	213,664
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 04/19/2022		124,009	130,519
Continental Airlines 2007-1 Class C Pass
Through Trust
7.339%, 04/19/2014		977,147	1,016,233
Continental Airlines 2012-2 Class B Pass
Thru Certificates
5.500%, 10/29/2020		80,000	81,800
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		723,889	799,897
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 12/17/2016		533,425	589,434
Delta Air Lines 2012-1 Class B Pass
Through Trust
6.875%, 05/07/2019 (S)		490,000	509,600
Delta Air Lines, Inc.
9.500%, 09/15/2014 (S)		120,000	126,000
Dematic SA
8.750%, 05/01/2016 (S)		1,330,000	1,423,100
Ducommun, Inc.
9.750%, 07/15/2018		480,000	506,400
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017		1,922,519	1,720,655
General Cable Corp.
5.750%, 10/01/2022 (S)		350,000	355,250
H&E Equipment Services, Inc.
7.000%, 09/01/2022 (S)		690,000	717,600
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)		910,000	891,800
Hertz Holdings Netherlands BV
8.500%, 07/31/2015 (S)	EUR	360,000	497,314
Horizon Lines LLC
11.000%, 10/15/2016 (S)		$473,000	468,270
Horizon Lines LLC, PIK
13.000%, 10/15/2016 (S)		679,875	645,881

162

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
International Wire Group Holdings, Inc.
8.500%, 10/15/2017 (S)		$530,000	$531,325
JM Huber Corp.
9.875%, 11/01/2019 (S)		410,000	460,225
Kansas City Southern de Mexico SA
de CV
8.000%, 02/01/2018		90,000	100,350
Kloeckner Pentaplast GmbH & Company
11.625%, 07/15/2017 (S)	EUR	220,000	295,430
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		$1,360,000	1,468,800
Navios Maritime Acquisition Corp.
8.625%, 11/01/2017		1,170,000	1,114,425
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		932,000	1,027,530
ServiceMaster Company
7.000%, 08/15/2020 (S)		330,000	338,250
syncreon Global Ireland, Ltd.
9.500%, 05/01/2018 (S)		1,560,000	1,626,300
TransUnion Holding Company, Inc., PIK
9.625%, 06/15/2018 (S)		690,000	752,100
Triumph Group, Inc.
8.625%, 07/15/2018		450,000	507,375
UR Merger Sub Corp.
7.625%, 04/15/2022 (S)		1,462,000	1,600,890
10.875%, 06/15/2016		290,000	322,625
Wyle Services Corp.
10.500%, 04/01/2018 (S)		1,585,000	1,715,763

			29,938,915
Information Technology - 1.7%
Advanced Micro Devices, Inc.
7.500%, 08/15/2022 (S)		160,000	154,400
First Data Corp.
6.750%, 11/01/2020 (S)		680,000	675,750
8.250%, 01/15/2021 (S)		540,000	538,650
9.875%, 09/24/2015		100,000	102,000
11.250%, 03/31/2016		660,000	640,200
12.625%, 01/15/2021		120,000	124,350
First Data Corp., PIK
10.550%, 09/24/2015		571,837	585,418
NCR Corp.
5.000%, 07/15/2022 (S)		220,000	222,200
NXP BV
9.750%, 08/01/2018 (S)		870,000	1,000,500
Zayo Group LLC
8.125%, 01/01/2020		480,000	524,400

			4,567,868
Materials - 7.7%
Appleton Papers, Inc.
10.500%, 06/15/2015 (S)		750,000	796,875
11.250%, 12/15/2015		1,375,000	1,375,000
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)		240,000	257,100
Building Materials Corp. of America
6.750%, 05/01/2021 (S)		870,000	952,650
6.875%, 08/15/2018 (S)		220,000	235,950
7.000%, 02/15/2020 (S)		80,000	86,800
Cemex SAB de CV 9.000%, 01/11/2018		200,000	200,000
Evraz Group SA
6.750%, 04/27/2018 (S)		1,200,000	1,191,000
9.500%, 04/24/2018		100,000	112,517
Fibria Overseas Finance, Ltd.
6.750%, 03/03/2021 (S)		210,000	224,175

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
FMG Resources August 2006 Pty, Ltd.
6.000%, 04/01/2017 (S)		$390,000	$362,700
6.375%, 02/01/2016 (S)		160,000	155,600
6.875%, 02/01/2018 (S)		760,000	706,800
7.000%, 11/01/2015 (S)		200,000	199,000
8.250%, 11/01/2019 (S)		1,060,000	1,028,200
Global Brass and Copper, Inc.
9.500%, 06/01/2019 (S)		570,000	618,450
Kerling PLC 10.625%, 02/01/2017 (S)	EUR	553,000	673,324
LyondellBasell Industries NV
6.000%, 11/15/2021		$1,280,000	1,459,200
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (S)		2,340,000	1,427,400
Mirabela Nickel, Ltd.
8.750%, 04/15/2018 (S)		450,000	337,500
Molycorp, Inc. 10.000%, 06/01/2020 (S)		760,000	752,400
Nufarm Australia, Ltd.
6.375%, 10/15/2019 (S)		260,000	260,000
Ryerson Holding Corp. Zero
Coupon 02/01/2015 (Z)		1,270,000	901,700
Ryerson, Inc.
9.000%, 10/15/2017 (S)		1,030,000	1,053,175
11.250%, 10/15/2018 (S)		510,000	511,275
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)		90,000	86,400
8.375%, 06/15/2019 (S)		1,040,000	1,112,800
Steel Dynamics, Inc.
6.125%, 08/15/2019 (S)		340,000	353,600
Thompson Creek Metals Company, Inc.
12.500%, 05/01/2019		820,000	793,603
Vedanta Resources PLC
6.750%, 06/07/2016 (S)		710,000	701,125
8.750%, 01/15/2014 (S)		570,000	594,225
Verso Paper Holdings LLC
11.750%, 01/15/2019 (S)		897,000	864,540

			20,385,084
Telecommunication Services - 8.2%
Axtel SAB de CV
7.625%, 02/01/2017 (S)		1,160,000	719,200
9.000%, 09/22/2019		98,000	60,760
Cincinnati Bell Telephone Company LLC
6.300%, 12/01/2028		810,000	733,050
Cogent Communications Group, Inc.
8.375%, 02/15/2018 (S)		850,000	922,250
Cricket Communications, Inc.
7.750%, 05/15/2016		120,000	126,600
Intelsat Jackson Holdings SA
7.250%, 04/01/2019		720,000	777,600
7.250%, 10/15/2020 (S)		1,520,000	1,634,000
Level 3 Financing, Inc.
8.625%, 07/15/2020		740,000	799,200
MetroPCS Wireless, Inc.
6.625%, 11/15/2020		290,000	303,775
7.875%, 09/01/2018		620,000	669,600
Sprint Capital Corp.
6.875%, 11/15/2028		770,000	708,400
8.750%, 03/15/2032		1,945,000	2,013,075
Sprint Nextel Corp.
6.000%, 12/01/2016		280,000	288,400
7.000%, 08/15/2020		380,000	395,200
9.000%, 11/15/2018 (S)		1,720,000	2,064,000
TW Telecom Holdings, Inc.
5.375%, 10/01/2022 (S)		410,000	418,200
8.000%, 03/01/2018		640,000	704,000

163

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
UPC Holding BV
9.875%, 04/15/2018 (S)	$210,000	$231,000
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)	350,000	366,625
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)	290,000	315,375
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	810,000	858,600
Vimpel Communications
8.250%, 05/23/2016	1,247,000	1,376,351
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)	460,000	482,425
West Corp.
7.875%, 01/15/2019	320,000	329,600
8.625%, 10/01/2018	530,000	556,500
11.000%, 10/15/2016	295,000	306,800
Wind Acquisition Holdings Finance SA,
PIK
12.250%, 07/15/2017 (S)	2,712,868	2,143,166
Windstream Corp.
7.500%, 06/01/2022 to 04/01/2023	1,230,000	1,294,950

		21,598,702
Utilities - 3.6%
Atlantic Power Corp.
9.000%, 11/15/2018	580,000	616,250
Foresight Energy LLC
9.625%, 08/15/2017 (S)	890,000	921,150
GenOn REMA LLC
9.237%, 07/02/2017	455,093	482,398
9.681%, 07/02/2026	510,000	550,800
Midwest Generation LLC, Series B
8.560%, 01/02/2016	712,828	648,673
Mirant Mid Atlantic LLC
9.125%, 06/30/2017	563,174	616,675
10.060%, 12/30/2028	1,627,072	1,814,185
PPL Ironwood LLC
8.857%, 11/30/2025	703,049	808,507
Red Oak Power LLC
9.200%, 11/30/2029	1,030,000	1,112,400
Suburban Propane Partners LP
7.375%, 03/15/2020	599,000	640,930
The AES Corp.
7.750%, 10/15/2015	190,000	214,700
9.750%, 04/15/2016	990,000	1,183,050

		9,609,718

TOTAL CORPORATE BONDS (Cost $225,717,200)		$221,882,117

CAPITAL PREFERRED SECURITIES - 1.3%
Financials - 1.3%
ING Capital Funding Trust III
3.962%, 12/29/2049 (P)(Q)	220,000	202,338
Santander Finance Preferred SA
Unipersonal (10.500% until 09/29/2014,
then 3 month LIBOR + 7.673%)
09/29/2014 (Q)	2,490,000	2,617,000
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	740,000	784,400

		3,603,738

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $3,734,016)		$3,603,738

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 1.0%
Financials - 0.9%
Realogy Corp.
11.000%, 04/15/2018 (S)	$2,440,000	$2,293,600
Materials - 0.1%
Hercules, Inc.
6.500%, 06/30/2029	460,000	380,938

TOTAL CONVERTIBLE BONDS (Cost $2,431,546)		$2,674,538

TERM LOANS (M) - 2.8%
Consumer Discretionary - 0.5%
Stockbridge SBE Holdings LLC
13.000%, 05/02/2017	1,360,000	1,353,200
Energy - 0.7%
Chesapeake Energy Corp.
8.500%, 12/02/2017	1,950,000	1,954,875
Financials - 0.4%
Realogy Corp.
13.500%, 10/15/2017	1,000,000	1,006,250
Health Care - 0.1%
Immucor, Inc.
5.750%, 08/17/2018	306,906	309,975
Industrials - 0.6%
Intelligrated, Inc.
10.500%, 12/31/2019	1,070,000	1,078,025
Trico Shipping AS
2.800%, 05/13/2014	310,986	309,431
10.000%, 05/13/2014	176,630	175,747

		1,563,203
Information Technology - 0.2%
SRA International, Inc.
6.500%, 07/20/2018	424,914	420,665
Telecommunication Services - 0.3%
Vodafone Group PLC
6.875%, 08/11/2015	703,120	724,213

TOTAL TERM LOANS (Cost $7,130,001)		$7,332,381

COMMON STOCKS - 2.9%
Consumer Discretionary - 1.3%
Bossier Casino Venture Holdco, Inc. (S)	43,365 $	86,730
Canadian Satellite Radio Holdings, Inc.	389,667	1,684,554
Charter Communications, Inc., Class A (I)	17,025	1,278,067
Cumulus Media, Inc., Class A (I)	129,858	355,811
PB Investors II LLC	127,402	1
Tropicana Entertainment LLC	7,500	33,750
Vertis Holdings, Inc.	69,391	0

		3,438,913
Financials - 0.7%
KCAD Holdings I, Ltd.	165,553,562	1,754,868
Industrials - 0.7%
DeepOcean Group Holdings AS	83,286	1,332,576
Horizon Lines, Inc.	373,764	515,794

		1,848,370
Materials - 0.2%
LyondellBasell Industries NV, Class A	11,637	601,167
Telecommunication Services - 0.0%
Maxcom Telecomunicaciones SAB
de CV, ADR	13,302	21,416

164

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services (continued)
Viatel Holdings Bermuda, Ltd. (I)	38	$10

		21,426

TOTAL COMMON STOCKS (Cost $9,400,541)		$7,664,744

PREFERRED SECURITIES - 2.0%
Financials - 2.0%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	31,275	$871,009
Citigroup, Inc., 7.50%	11,500	1,115,270
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	133,112	3,342,442

		5,328,721

TOTAL PREFERRED SECURITIES (Cost $5,095,022)		$5,328,721

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (I)	3,000,000	22,800
9.875%, 03/01/2049 (I)	2,050,000	15,580
10.250%, 11/01/2049 (I)	1,025,000	7,790
General Motors Company
7.200%, 01/15/2049 (I)	1,520,000	0
8.375%, 07/15/2049 (I)	2,005,000	0
Mood Media Corp.
- (I)	58,550	0
SuperMedia, Inc.
8.000%, 11/15/2016 (I)	3,162,000	0

		46,170

TOTAL ESCROW CERTIFICATES (Cost $440,831)		$46,170

WARRANTS - 0.3%
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $51.28) (I)	6,978	181,428
Mood Media Corp. (Expiration Date:
05/06/2016; Strike Price $3.50) (I)	66,933	34,415
Nortek, Inc. (Expiration Date: 12/17/2014;
Strike Price: $52.80) (I)	14,700	73,500
SemGroup Corp., Class A (Expiration
Date: 11/30/2014; Strike
Price $25.00) (I)	35,326	441,928

TOTAL WARRANTS (Cost $208,362)		$731,271

OPTIONS PURCHASED - 0.0%
Over the Counter USD Purchased Options
on 5 Year Credit Default Swaption
(Expiration Date: 10/17/2012; Strike
Price: $0.975; Counterparty: JPMorgan
Securities, Inc.) (I)	$5,445,000	$8,662
Over the Counter USD Purchased Options
on 5 Year Credit Default Swaption
(Expiration Date: 10/17/2012; Strike
Price: $0.975; Counterparty: JPMorgan
Securities, Inc.) (I)	7,326,000	11,654

TOTAL OPTIONS PURCHASED (Cost $144,738)		$20,316

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS - 3.0%
Repurchase Agreement - 3.0%
Repurchase Agreement with Deutsche
Bank dated 09/28/2012 at 0.190% to be
repurchased at $8,000,127 on
10/01/2012, collateralized by
$8,059,000 Federal Farm Credit Bank,
1.125% due 02/27/2014 (valued at
$8,160,003, including interest)		$8,000,000	$8,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $8,000,000)			$8,000,000

Total Investments (High Yield Trust)
(Cost $269,648,864) - 99.7%			$264,627,912
Other assets and liabilities, net - 0.3%			847,680

TOTAL NET ASSETS - 100.0%			$265,475,592

Income Trust
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 39.3%
Consumer Discretionary - 7.5%
Academy, Ltd. 9.250%, 08/01/2019 (S)		$400,000	$439,500
Cablevision Systems Corp.
7.750%, 04/15/2018		2,000,000	2,215,000
8.000%, 04/15/2020		2,000,000	2,230,000
Caesars Entertainment
Operating Company, Inc.
8.500%, 02/15/2020 (S)		1,200,000	1,200,000
11.250%, 06/01/2017		450,000	483,750
CCH II LLC 13.500%, 11/30/2016		4,766,957	5,172,148
CCO Holdings LLC 6.500%, 04/30/2021		1,000,000	1,070,000
Cequel Communications Holdings I LLC
8.625%, 11/15/2017 (S)		1,000,000	1,067,500
Chrysler Group LLC 8.000%, 06/15/2019		3,000,000	3,180,000
CityCenter Holdings LLC
7.625%, 01/15/2016		700,000	747,250
CityCenter Holdings LLC, PIK
10.750%, 01/15/2017		1,416,558	1,512,176
Clear Channel Communications, Inc.
9.000%, 03/01/2021		1,000,000	890,000
Clear Channel Worldwide Holdings, Inc.,
Series B 9.250%, 12/15/2017		800,000	862,000
CSC Holdings LLC
6.750%, 11/15/2021 (S)		2,700,000	2,976,750
KB Home 7.500%, 09/15/2022		700,000	757,750
Landry’s, Inc. 9.375%, 05/01/2020 (S)		2,000,000	2,110,000
MGM Resorts International
6.750%, 10/01/2020 (S)		400,000	398,000
10.000%, 11/01/2016		1,500,000	1,717,500
Visant Corp. 10.000%, 10/01/2017		1,900,000	1,881,000

			30,910,324
Consumer Staples - 2.4%
Boparan Finance PLC
9.750%, 04/30/2018 (S)	EUR	700,000	949,009
9.875%, 04/30/2018 (S)	GBP	750,000	1,283,765
Ceridian Corp. 11.250%, 11/15/2015		$1,000,000	985,000
Dean Foods Company 9.750%, 12/15/2018		900,000	1,026,000
JBS USA LLC
8.250%, 02/01/2020 (S)		700,000	698,250
11.625%, 05/01/2014		1,000,000	1,122,500

165

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020 (S)	$900,000	$897,750
7.875%, 08/15/2019	300,000	324,000
9.875%, 08/15/2019	1,500,000	1,595,625
SUPERVALU, Inc. 8.000%, 05/01/2016	1,300,000	1,160,250

		10,042,149
Energy - 5.5%
Antero Resources Finance Corp.
7.250%, 08/01/2019	300,000	324,750
9.375%, 12/01/2017	750,000	828,750
Arch Coal, Inc. 7.000%, 06/15/2019	750,000	630,000
Chesapeake Energy Corp.
6.875%, 08/15/2018 to 11/15/2020	1,900,000	1,980,500
7.250%, 12/15/2018	2,000,000	2,150,000
CONSOL Energy, Inc. 8.250%, 04/01/2020	1,400,000	1,466,500
El Paso Corp. 7.750%, 01/15/2032	300,000	349,683
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/2017	1,000,000	1,122,500
EP Energy LLC 9.375%, 05/01/2020 (S)	1,000,000	1,090,000
Expro Finance Luxembourg SCA
8.500%, 12/15/2016 (S)	613,000	631,390
Linn Energy LLC 8.625%, 04/15/2020	1,700,000	1,861,500
Peabody Energy Corp.
6.250%, 11/15/2021 (S)	500,000	497,500
Sabine Pass LNG LP
7.250%, 11/30/2013	1,000,000	1,065,000
7.500%, 11/30/2016	800,000	864,000
Samson Investment Company
9.750%, 02/15/2020 (S)	1,800,000	1,854,000
SandRidge Energy, Inc.
8.000%, 06/01/2018 (S)	3,000,000	3,150,000
9.875%, 05/15/2016	1,200,000	1,308,000
W&T Offshore, Inc. 8.500%, 06/15/2019	1,200,000	1,308,000

		22,482,073
Financials - 3.4%
Bank of America Corp., (8.125% to
05/15/2018, then 3 month
LIBOR + 3.640%)
05/15/2018 (Q)	1,500,000	1,652,190
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	7,500,000	8,517,975
Nationstar Mortgage LLC
9.625%, 05/01/2019 (S)	2,000,000	2,185,000
Nuveen Investments Inc
9.500%, 10/15/2020 (S)	1,800,000	1,791,000

		14,146,165
Health Care - 4.6%
Grifols, Inc. 8.250%, 02/01/2018	600,000	663,000
HCA, Inc.
6.500%, 02/15/2016 to 02/15/2020	3,500,000	3,866,250
7.500%, 02/15/2022	1,200,000	1,359,000
8.000%, 10/01/2018	3,000,000	3,465,000
Health Management Associates, Inc.
7.375%, 01/15/2020 (S)	500,000	542,500
Tenet Healthcare Corp.
8.000%, 08/01/2020	953,000	1,023,284
9.250%, 02/01/2015	3,500,000	3,937,500
10.000%, 05/01/2018	3,250,000	3,753,750

Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Vanguard Health Holding Company II LLC
7.750%, 02/01/2019		$500,000	$531,875

			19,142,159
Industrials - 3.0%
Abengoa Finance SAU
8.875%, 11/01/2017 (S)		1,200,000	1,110,000
CEVA Group PLC
8.375%, 12/01/2017 (S)		1,000,000	963,750
11.500%, 04/01/2018 (S)		2,200,000	1,936,000
12.750%, 03/31/2020 (S)		1,500,000	1,185,000
Navistar International Corp.
8.250%, 11/01/2021		900,000	853,875
RBS Global, Inc. 8.500%, 05/01/2018		1,200,000	1,323,000
Terex Corp. 8.000%, 11/15/2017		3,000,000	3,105,000
The Manitowoc Company, Inc.
9.500%, 02/15/2018		800,000	896,000
United Rentals North America, Inc.
8.375%, 09/15/2020		900,000	963,000

			12,335,625
Information Technology - 5.2%
CDW LLC
8.500%, 04/01/2019		2,500,000	2,718,750
12.535%, 10/12/2017		750,000	800,625
First Data Corp.
8.250%, 01/15/2021 (S)		2,500,000	2,493,750
9.875%, 09/24/2015		199,000	202,980
11.250%, 03/31/2016		4,400,000	4,268,000
12.625%, 01/15/2021		3,050,000	3,160,563
First Data Corp., PIK
8.750%, 01/15/2022 (S)		1,504,000	1,515,280
10.550%, 09/24/2015		1,000,000	1,023,750
Freescale Semiconductor, Inc.
8.050%, 02/01/2020		2,000,000	1,970,000
10.125%, 12/15/2016		979,000	1,015,713
10.750%, 08/01/2020		1,676,000	1,814,270
Infor US, Inc. 9.375%, 04/01/2019 (S)		200,000	222,000
SRA International, Inc.
11.000%, 10/01/2019		300,000	304,500

			21,510,181
Materials - 2.6%
Berry Plastics Corp. 9.750%, 01/15/2021		700,000	798,000
Cemex SAB de CV
9.000%, 01/11/2018 (S)		3,000,000	3,000,000
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 (S)		1,000,000	930,000
7.000%, 11/01/2015 (S)		500,000	497,500
Ineos Finance PLC 8.375%, 02/15/2019 (S)		700,000	736,750
INEOS Group Holdings PLC
7.875%, 02/15/2016 (S)	EUR	1,650,000	1,966,608
Inmet Mining Corp.
8.750%, 06/01/2020 (S)		$900,000	931,500
Orion Engineered Carbons Bondco GmbH
10.000%, 06/15/2018 (S)	EUR	1,350,000	1,895,288

			10,755,646
Telecommunication Services - 2.5%
Cricket Communications, Inc.
7.750%, 10/15/2020		$2,300,000	2,242,500
Frontier Communications Corp.
8.500%, 04/15/2020		500,000	565,000
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)		3,000,000	3,600,000
11.500%, 11/15/2021		1,500,000	1,878,750

166

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)	$1,000,000	$1,087,500
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	1,000,000	1,060,000

		10,433,750
Utilities - 2.6%
Calpine Corp.
7.500%, 02/15/2021 (S)	1,000,000	1,080,000
7.875%, 07/31/2020 (S)	800,000	874,000
Dynegy Holdings LLC
7.500%, 06/01/2015 (H)	1,220,000	695,400
7.750%, 06/01/2019 (H)	1,250,000	706,250
8.375%, 05/01/2016 (H)	2,000,000	1,140,000
GenOn Energy, Inc.
7.625%, 06/15/2014	900,000	960,750
7.875%, 06/15/2017	400,000	426,000
Intergen NV 9.000%, 06/30/2017 (S)	1,000,000	962,500
Texas Competitive Electric
Holdings Company LLC
11.500%, 10/01/2020 (S)	750,000	586,875
15.000%, 04/01/2021	2,030,000	751,100
Texas Competitive Electric Holdings
Company LLC, PIK
10.500%, 11/01/2016	165,716	38,943
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015	9,000,000	2,430,000

		10,651,818

TOTAL CORPORATE BONDS (Cost $159,365,854)		$162,409,890

CONVERTIBLE BONDS - 0.8%
Financials - 0.3%
Forest City Enterprises, Inc.
4.250%, 08/15/2018	1,000,000	1,046,250
Materials - 0.5%
Cemex SAB de CV
3.250%, 03/15/2016	1,350,000	1,332,281
3.750%, 03/15/2018	805,000	794,434

		2,126,715

TOTAL CONVERTIBLE BONDS (Cost $3,153,056)		$3,172,965

TERM LOANS (M) - 4.9%
Consumer Discretionary - 0.9%
Clear Channel Communications, Inc.
3.866%, 01/28/2016	4,419,769	3,605,564
SuperMedia, Inc., PIK
10.250%, 12/31/2015	439,638	289,612

		3,895,176
Health Care - 0.3%
Kinetic Concepts, Inc.
7.000%, 05/04/2018	992,500	1,005,084
Industrials - 0.4%
Navistar Inc
7.000%, 08/17/2017	1,100,000	1,115,125
US Investigations Services, Inc.
2.969%, 02/21/2015	678,902	629,681

		1,744,806
Information Technology - 0.9%
First Data Corp.
4.217%, 03/23/2018	1,584,873	1,511,573

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Information Technology (continued)
First Data Corp. (continued)
5.217%, 03/24/2017	$1,367,115	$1,341,482
SRA International, Inc.
6.500%, 07/20/2018	817,143	808,971

		3,662,026
Utilities - 2.4%
Dynegy Midwest Generation LLC
9.250%, 08/04/2016	693,000	716,100
Dynegy Power LLC
9.250%, 08/04/2016	1,287,000	1,344,915
Texas Competitive Electric Holdings
Company LLC
4.757%, 10/10/2017	11,493,117	7,888,945

		9,949,960

TOTAL TERM LOANS (Cost $22,809,615)		$20,257,052

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.4%
Financials - 0.4%
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
1.971%, 11/15/2015 (P)(S)	1,851,341	1,849,238

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $1,700,506)		$1,849,238

COMMON STOCKS - 45.9%
Consumer Discretionary - 0.9%
Automobiles - 0.0%
Motors Liquidation
Company GUC Trust (I)	2,175	$36,540
Media - 0.6%
Comcast Corp., Class A	67,000	2,396,590
Dex One Corp. (I)(L)	99,669	124,586

		2,521,176
Multiline Retail - 0.3%
Target Corp.	18,110	1,149,442

		3,707,158
Consumer Staples - 1.5%
Beverages - 1.5%
Diageo PLC	125,000	3,519,560
PepsiCo, Inc.	40,000	2,830,800

		6,350,360

		6,350,360
Energy - 6.9%
Energy Equipment & Services - 0.6%
Schlumberger, Ltd.	20,000	1,446,600
Weatherford International, Ltd. (I)	70,000	887,600

		2,334,200
Oil, Gas & Consumable Fuels - 6.3%
BP PLC, ADR	80,000	3,388,800
Callon Petroleum Company (I)	56,247	345,915
Canadian Oil Sands, Ltd.	190,000	4,068,253
Chesapeake Energy Corp. (L)	40,000	754,800
Chevron Corp.	15,000	1,748,400
ConocoPhillips	100,000	5,718,000
Exxon Mobil Corp.	50,000	4,572,500
Royal Dutch Shell PLC, ADR	40,000	2,776,400
Spectra Energy Corp.	50,000	1,468,000

167

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Total SA, ADR (L)	25,000	$1,252,500

		26,093,568

		28,427,768
Financials - 5.8%
Capital Markets - 0.4%
BlackRock, Inc.	8,000	1,426,400
Commercial Banks - 2.9%
Banco Santander SA	142,149	1,064,926
Barclays PLC	150,000	522,138
HSBC Holdings PLC	250,000	2,319,780
M&T Bank Corp. (L)	22,500	2,141,100
Wells Fargo & Company	174,800	6,035,844

		12,083,788
Diversified Financial Services - 2.0%
Bank of America Corp.	375,000	3,311,250
JPMorgan Chase & Company	120,000	4,857,600

		8,168,850
Insurance - 0.2%
QBE Insurance Group, Ltd.	75,000	1,004,004
Real Estate Investment Trusts - 0.3%
Westfield Retail Trust	364,900	1,090,837
Thrifts & Mortgage Finance - 0.0%
Federal National
Mortgage Association (I)(L)	103,273	28,710

		23,802,589
Health Care - 6.6%
Pharmaceuticals - 6.6%
Johnson & Johnson	80,000	5,512,800
Merck & Company, Inc.	167,130	7,537,563
Pfizer, Inc.	200,000	4,970,000
Roche Holdings AG	37,500	7,005,204
Sanofi, ADR (L)	50,000	2,153,000

		27,178,567

		27,178,567
Industrials - 1.5%
Industrial Conglomerates - 1.4%
General Electric Company	254,770	5,785,827
Machinery - 0.1%
Caterpillar, Inc.	4,500	387,180

		6,173,007
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc.	30,000	394,500
Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	190,000	4,309,200

		4,703,700
Materials - 2.9%
Chemicals - 1.1%
E.I. du Pont de Nemours & Company	10,000	502,700
LyondellBasell Industries NV, Class A	25,000	1,291,500
The Dow Chemical Company	100,000	2,896,000

		4,690,200
Metals & Mining - 1.8%
Barrick Gold Corp.	52,600	2,196,576
BHP Billiton PLC	30,000	936,868

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Newmont Mining Corp.	50,000	$2,800,500
Nucor Corp.	15,000	573,900
Rio Tinto PLC, ADR (L)	20,000	935,200

		7,443,044

		12,133,244
Telecommunication Services - 3.9%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	160,000	6,032,000
CenturyLink, Inc.	30,000	1,212,000
France Telecom SA	28,700	346,959
Frontier Communications Corp. (L)	75,000	367,500
Telstra Corp., Ltd.	500,000	2,028,400
Vivendi SA	51,666	1,010,192

		10,997,051
Wireless Telecommunication Services - 1.2%
SK Telecom Company, Ltd., ADR	27,430	398,832
Vodafone Group PLC	1,600,000	4,553,698

		4,952,530

		15,949,581
Utilities - 14.8%
Electric Utilities - 9.8%
American Electric Power Company, Inc.	110,100	4,837,794
Duke Energy Corp.	137,082	8,882,914
Entergy Corp.	50,000	3,465,000
Exelon Corp.	100,000	3,558,000
FirstEnergy Corp.	57,000	2,513,700
NextEra Energy, Inc.	97,715	6,872,296
Pinnacle West Capital Corp.	65,000	3,432,000
PPL Corp.	35,500	1,031,275
The Southern Company	60,000	2,765,400
Xcel Energy, Inc.	110,000	3,048,100

		40,406,479
Gas Utilities - 0.5%
AGL Resources, Inc.	50,000	2,045,500
Independent Power Producers & Energy Traders - 0.0%
Dynegy, Inc. (I)(L)	85,000	32,300
Multi-Utilities - 4.5%
Dominion Resources, Inc.	40,000	2,117,600
PG&E Corp.	112,400	4,796,108
Public Service Enterprise Group, Inc.	150,000	4,827,000
Sempra Energy	70,000	4,514,300
TECO Energy, Inc. (L)	150,000	2,661,000

		18,916,008

		61,400,287

TOTAL COMMON STOCKS (Cost $188,266,128)		$189,826,261

PREFERRED SECURITIES - 5.8%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
General Motors Company,
Series B, 4.750%	23,600	879,808
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Chesapeake Energy Corp., 5.750% (S)	1,900	1,761,272
Sandridge Energy, Inc., 7.000%	26,500	2,888,500

		4,649,772

		4,649,772

168

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Financials - 4.2%
Commercial Banks - 1.4%
Wells Fargo & Company, Series L, 7.500%	4,600	$5,694,800
Consumer Finance - 0.3%
Ally Financial, Inc., 7.000% (S)	1,341	1,254,464
Diversified Financial Services - 1.4%
Bank of America Corp., Series L, 7.250%	5,350	5,831,500
Insurance - 0.4%
MetLife, Inc., 5.000%	27,000	1,864,080
Real Estate Investment Trusts - 0.6%
FelCor Lodging Trust, Inc.,
Series A, 1.950%	90,000	2,392,200
Thrifts & Mortgage Finance - 0.1%
Federal Home Loan Mortgage Corp.,
Series Z (8.375% to 12/31/2012, then
higher of 3 month LIBOR + 4.160%
or 7.875%) (I)	94,900	80,665
Federal National Mortgage Association,
Series S, 8.250% (I)	79,300	68,991
Federal National Mortgage Association,
Series R, 7.625% (I)	60,200	39,130
Federal National Mortgage Association,
Series Q, 6.750% (I)	80,000	48,800
Federal National Mortgage
Association, 5.375% (I)	20	36,000

		273,586

		17,310,630
Materials - 0.3%
Metals & Mining - 0.3%
AngloGold Ashanti Holdings
Finance PLC, 6.000%	25,000	1,039,750

TOTAL PREFERRED SECURITIES (Cost $27,833,756)		$23,879,960

WARRANTS - 0.2%
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $46.86) (I)	22,772	680,883
General Motors Company (Expiration
Date: 07/10/2016; Strike
Price: $10.00) (I)	7,875	108,518
General Motors Company (Expiration
Date: 07/10/2019; Strike
Price: $18.33) (I)	7,875	65,048

TOTAL WARRANTS (Cost $954,836)		$854,449

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
General Motors Company (I)	85,000	0
SuperMedia, Inc., 12/01/2020 (I)	651,025	0

		0

TOTAL ESCROW CERTIFICATES (Cost $326)		$0

SECURITIES LENDING COLLATERAL - 1.6%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	650,263	$6,508,227

TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,508,046)		$6,508,227

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.3%
U.S. Government Agency - 1.3%
Federal Home Loan Bank Discount Note,
0.0010%, 10/01/2012 *	$5,300,000	$5,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,300,000)		$5,300,000

Total Investments (Income Trust)
(Cost $415,892,123) - 100.2%		$414,058,042
Other assets and liabilities, net - (0.2%)		(855,546)

TOTAL NET ASSETS - 100.0%		$413,202,496

International Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.0%
Australia - 5.9%
ALS, Ltd.	62,835	$556,008
Arrium, Ltd.	1,023,967	572,249
Australia & New Zealand Banking Group, Ltd.	40,109	1,025,949
BGP Holdings PLC	2,126,418	3
BHP Billiton, Ltd.	47,882	1,640,607
Billabong International, Ltd.	246,078	336,994
BlueScope Steel, Ltd. (I)	2,783,308	1,188,670
Commonwealth Bank of Australia	24,325	1,402,470
CSL, Ltd.	39,684	1,887,593
Dexus Property Group	1,211,026	1,193,012
Goodman Fielder, Ltd. (I)	1,369,534	701,436
Goodman Group	300,474	1,233,544
GPT Group	411,909	1,445,718
Investa Office Fund	336,773	1,006,590
JB Hi-Fi, Ltd. (L)	67,554	633,523
Macquarie Group, Ltd.	37,695	1,106,729
Mirvac Group	734,663	1,086,972
Pacific Brands, Ltd.	424,353	268,420
Qantas Airways, Ltd. (I)	286,280	360,655
QBE Insurance Group, Ltd.	421,856	5,647,269
Resolute Mining, Ltd.	352,233	700,424
Stockland	704,972	2,435,617
Tabcorp Holdings, Ltd.	271,152	776,020
Tatts Group, Ltd.	64,219	180,038
Telstra Corp., Ltd.	1,783,105	7,233,699
Wesfarmers, Ltd.	32,297	1,147,381
Westpac Banking Corp.	155,803	4,001,750

		39,769,340
Austria - 0.6%
Andritz AG	10,648	604,498
OMV AG	60,146	2,107,881
Raiffeisen Bank International AG (L)	11,719	426,233
Voestalpine AG	33,579	1,008,933

		4,147,545
Belgium - 1.6%
Ageas	65,251	1,567,712
Anheuser-Busch InBev NV	85,508	7,314,498
Belgacom SA	44,490	1,359,268
Delhaize Group SA	14,835	573,367

		10,814,845
Canada - 3.1%
Alimentation Couche Tard, Inc.	8,200	376,845
BCE, Inc.	37,700	1,658,555
Canadian National Railway Company	22,800	2,017,467

169

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Canadian Natural Resources, Ltd.	90,400	$2,788,966
Canadian Pacific Railway, Ltd.	5,200	431,561
Enbridge, Inc.	47,900	1,870,980
Encana Corp. (L)	124,900	2,735,324
First Quantum Minerals, Ltd.	50,500	1,076,162
Husky Energy, Inc. (L)	35,500	954,033
Methanex Corp.	7,500	213,991
Metro, Inc. (L)	18,400	1,093,032
Research In Motion, Ltd. (I)(L)	160,000	1,223,884
Royal Bank of Canada (L)	33,600	1,932,402
Sherritt International Corp. (L)	19,800	100,299
Sun Life Financial, Inc. (Toronto
Stock Exchange) (L)	94,100	2,184,276

		20,657,777
China - 0.0%
China Minzhong Food Corp. Ltd. (I)	77,000	50,502
Yangzijiang Shipbuilding Holdings, Ltd.	351,000	278,688

		329,190
Denmark - 1.0%
Coloplast A/S	657	136,868
GN Store Nord A/S	8,094	124,620
Novo Nordisk A/S	41,800	6,597,463

		6,858,951
Finland - 0.5%
Neste Oil OYJ	42,099	553,680
Nokia OYJ (L)	1,015,629	2,616,008
Nokian Renkaat OYJ	9,531	389,366
Tieto OYJ	1,303	22,555

		3,581,609
France - 10.7%
Air France KLM (I)(L)	215,340	1,400,632
Arkema SA	19,340	1,816,744
Artprice.com (I)(L)	5,621	168,838
AXA SA	49,613	741,363
BNP Paribas SA	37,978	1,815,175
Cie Generale d’Optique
Essilor International SA	13,075	1,226,089
France Telecom SA	134,218	1,622,582
L’Oreal SA	5,169	640,338
Lagardere SCA	37,293	1,021,468
Pernod-Ricard SA	10,716	1,204,220
Peugeot SA (I)(L)	232,021	1,839,986
Rallye SA	7,602	230,232
Remy Cointreau SA	1,322	152,039
Renault SA	81,057	3,820,440
Safran SA	10,284	370,698
Sanofi	264,500	22,596,031
Total SA	557,163	27,712,664
Vivendi SA	158,443	3,097,935
Zodiac Aerospace	12,632	1,232,226

		72,709,700
Germany - 6.6%
Adidas AG	17,505	1,437,566
Aurubis AG	26,501	1,546,385
Bayer AG	34,035	2,928,437
Beiersdorf AG	4,418	324,515
Continental AG	7,764	761,678
Deutsche Lufthansa AG	82,777	1,124,367
Deutsche Post AG	35,005	684,367
Duerr AG	12,060	804,593
E.ON AG	694,457	16,503,793

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Fresenius SE & Company KGaA	14,521	$1,687,263
GEA Group AG	37,223	1,127,866
Lanxess AG	14,536	1,206,736
Leoni AG	26,500	991,753
Muenchener Rueckversicherungs AG	12,245	1,913,341
RWE AG	106,824	4,787,735
Salzgitter AG	18,694	723,437
SAP AG	62,870	4,458,198
Suedzucker AG	40,463	1,433,513

		44,445,543
Great Britain - 0.0%
Lancashire Holdings, Ltd.	19,946	265,744
Greece - 0.2%
OPAP SA	139,402	718,443
Public Power Corp. SA (I)	87,188	400,965

		1,119,408
Hong Kong - 0.8%
CLP Holdings, Ltd.	283,096	2,406,765
Esprit Holdings, Ltd.	577,015	883,197
Hong Kong & China Gas Company, Ltd.	492	1,238
Melco International Development, Ltd.	51	45
Pacific Basin Shipping, Ltd.	757,000	344,439
Swire Pacific, Ltd.	90,500	1,104,858
Yue Yuen Industrial Holdings, Ltd.	184,782	621,689

		5,362,231
Ireland - 1.1%
C&C Group PLC	92,317	439,257
CRH PLC	111,463	2,148,156
DCC PLC	22,798	656,868
Kerry Group PLC	30,511	1,560,551
Paddy Power PLC	15,988	1,188,712
WPP PLC	120,039	1,634,421

		7,627,965
Israel - 0.2%
Africa Israel Investments, Ltd. (I)	38,351	68,798
Mellanox Technologies, Ltd. (I)	9,875	1,026,667
Partner Communications Company, Ltd.	8,315	44,406

		1,139,871
Italy - 5.2%
Azimut Holding SpA	32,441	374,891
Enel SpA	3,026,294	10,728,426
Eni SpA (L)	473,530	10,389,747
Fiat Industrial SpA	121,034	1,187,265
Fiat SpA (I)	73,826	395,563
Finmeccanica SpA (I)(L)	432,835	2,063,208
Impregilo SpA	122,009	497,289
Intesa Sanpaolo SpA (Italian Exchange)	89,212	115,923
Luxottica Group SpA	9,639	340,179
Mediolanum SpA	148,592	641,395
Pirelli & C. SpA (L)	152,367	1,646,279
Recordati SpA	39,684	282,382
Telecom Italia SpA	2,906,340	2,920,499
Telecom Italia SpA	2,378,068	2,085,633
Terna Rete Elettrica Nazionale SpA	178,407	666,016
Tod’s SpA	7,087	767,931

		35,102,626
Japan - 24.1%
Accordia Golf Company, Ltd.	545	347,992
Advance Residence Investment Corp.	216	454,420
Advantest Corp. (L)	49,600	644,310

170

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Aeon Company, Ltd.	241,000	$2,721,214
Anritsu Corp. (L)	109,000	1,412,472
Asahi Group Holdings, Ltd.	41,600	1,025,190
Astellas Pharma, Inc. (L)	94,726	4,811,206
Credit Saison Company, Ltd. (L)	42,400	1,024,522
Daikyo, Inc.	417,000	1,044,643
Daito Trust Construction Company, Ltd. (L)	52,600	5,289,624
Daiwabo Holdings Company, Ltd.	12,000	22,591
Dena Company, Ltd. (L)	53,300	1,754,528
DIC Corp.	125,000	202,281
East Japan Railway Company	21,200	1,404,006
Eisai Company, Ltd. (L)	45,820	2,062,226
Fast Retailing Company, Ltd.	10,200	2,362,614
Fuji Electric Company, Ltd.	106,000	215,772
Fuji Heavy Industries, Ltd.	115,884	961,286
Fuji Oil Company, Ltd.	4,500	62,778
Gunze, Ltd.	92,000	236,083
Hanwa Company, Ltd.	88,000	305,400
Haseko Corp. (I)	1,410,500	899,828
Hikari Tsushin, Inc.	16,700	882,567
Hosiden Corp.	98	543
Inpex Corp.	185	1,095,882
Isuzu Motors, Ltd.	276,000	1,332,046
ITOCHU Corp. (L)	351,300	3,558,548
Japan Tobacco, Inc.	138,400	4,147,928
JFE Holdings, Inc. (L)	89,900	1,185,147
Juki Corp. (L)	106,000	134,346
JX Holdings, Inc. (L)	998,200	5,457,187
K’s Holding Corp. (L)	50,300	1,252,004
Kajima Corp.	666,000	1,816,766
Kakaku.com, Inc.	16,100	604,483
Kao Corp. (L)	52,150	1,536,890
Kawasaki Kisen Kaisha, Ltd. (L)	894,000	1,121,530
KDDI Corp. (L)	96,995	7,515,310
Kinugawa Rubber Industrial Company, Ltd.	68,000	357,871
Kobe Steel, Ltd.	375,000	292,860
Kohnan Shoji Company, Ltd. (L)	29,700	350,772
Lawson, Inc.	22,400	1,721,240
Leopalace21 Corp. (I)(L)	215,000	646,884
Look, Inc. (L)	49,000	323,189
Marubeni Corp. (L)	369,176	2,354,034
Mazda Motor Corp. (I)	768,512	895,097
Medipal Holdings Corp.	56,200	771,952
MEIJI Holdings Company, Ltd.	4,600	228,349
Misawa Homes Company, Ltd.	2,000	30,297
Mitsubishi Chemical Holdings Corp. (L)	368,000	1,408,786
Mitsubishi Corp. (L)	194,605	3,535,435
Mitsubishi UFJ Lease &
Finance Company, Ltd.	21,180	892,421
Mitsui & Company, Ltd. (L)	81,300	1,142,985
Mitsui Engineering &
Shipbuilding Company, Ltd.	407,000	466,664
Mitsui Mining & Smelting Company, Ltd.	371,000	783,129
Mitsui O.S.K. Lines, Ltd. (L)	456,000	1,062,366
Mizuho Financial Group, Inc. (L)	1,958,300	3,169,967
Namco Bandai Holdings, Inc.	61,700	1,041,924
NET One Systems Company, Ltd.	87,900	1,106,613
Nichii Gakkan Company, Ltd.	31,300	301,088
Nikon Corp.	57,300	1,575,314
Nintendo Company, Ltd.	11,600	1,458,659
Nippon Light Metal Company, Ltd.	529,000	515,172
Nippon Paper Group, Inc. (L)	66,200	780,631
Nippon Steel Corp. (L)	774,000	1,585,411
Nippon Telegraph & Telephone Corp.	166,200	7,886,463
Nippon Yusen KK (L)	594,000	1,049,442

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nipro Corp.	96,200	$614,622
Nitori Holdings Company, Ltd.	18,800	1,744,883
Nitto Boseki Company, Ltd.	108,000	362,648
NTT DOCOMO, Inc. (L)	1,515	2,456,957
Obayashi Corp.	277,000	1,263,016
OKI Electric Industry Company, Ltd. (I)	256,428	292,188
Ono Pharmaceutical Company, Ltd. (L)	14,000	860,608
Penta-Ocean Construction Company, Ltd. (L)	297,000	714,558
Point, Inc.	25,130	906,220
Resona Holdings, Inc.	1,115,500	4,571,091
Ricoh Company, Ltd. (L)	102,000	860,396
Round One Corp.	106,000	509,045
Ryohin Keikaku Company, Ltd.	19,100	1,204,797
Sankyo Company, Ltd.	31,700	1,473,622
Sanrio Company, Ltd. (L)	12,600	447,760
Sapporo Hokuyo Holdings, Inc.	82,500	236,802
Seven & I Holdings Company, Ltd.	47,700	1,464,802
Shinko Electric Industries Company, Ltd. (L)	73,800	465,662
Softbank Corp. (L)	49,100	1,987,345
Sojitz Corp. (L)	776,700	1,004,583
Sumitomo Corp. (L)	367,200	4,951,379
Sumitomo Light Metal Industries, Ltd.	400,000	346,370
Sumitomo Mitsui Financial Group, Inc. (L)	61,000	1,897,641
SxL Corp. (I)(L)	212,000	374,488
Taiheiyo Cement Corp. (L)	1,000,000	2,151,362
Taisei Corp.	684,000	1,962,622
Taisho Pharmaceutical Holdings Company, Ltd.	1,600	130,313
Taiyo Yuden Company, Ltd.	65,500	551,642
Takeda Pharmaceutical Company, Ltd. (L)	187,211	8,618,574
The Daiei, Inc. (I)(L)	4,550	9,658
Tokyo Electric Power Company, Inc. (I)	60,200	98,714
Tokyo Tatemono Company, Ltd.	340,000	1,327,498
TonenGeneral Sekiyu KK	75,867	656,580
Tosoh Corp.	106,000	200,869
Toyota Motor Corp.	163,500	6,415,147
Toyota Tsusho Corp. (L)	124,000	2,649,904
Tsugami Corp. (L)	60,000	368,612
Unicharm Corp.	20,200	1,159,741
Unitika, Ltd. (I)	519,000	252,984
UNY Company, Ltd.	148,500	1,145,981
USS Company, Ltd.	10,290	1,086,169
Wacom Company, Ltd.	198	477,482
West Japan Railway Company	16,400	699,780
Yamada Denki Company, Ltd. (L)	79,830	3,498,528

		163,114,821
Jersey, C.I. - 0.1%
Randgold Resources, Ltd.	7,290	897,759
Netherlands - 4.4%
Aegon NV	337,758	1,764,279
ASML Holding NV	74,527	3,995,161
CSM NV	33,278	593,768
Delta Lloyd NV	11,843	181,399
European Aeronautic Defence &
Space Company NV	89,734	2,852,776
Gemalto NV (L)	8,057	709,718
ING Groep NV (I)	298,512	2,373,006
Koninklijke BAM Groep NV	195,857	600,583
Koninklijke Vopak NV	4,507	316,940
Royal Dutch Shell PLC, B Shares	195,795	6,964,092
Royal Dutch Shell PLC, Class A (London
Stock Exchange)	207,447	7,184,540
SNS REAAL NV (I)(L)	69,081	103,300
Unilever NV	48,391	1,714,219

171

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Wereldhave NV	8,811	$490,701

		29,844,482
New Zealand - 0.7%
Chorus, Ltd.	254,507	683,971
Fletcher Building, Ltd.	170,155	979,693
Telecom Corp. of New Zealand, Ltd.	1,456,944	2,870,192

		4,533,856
Norway - 0.3%
Aker Solutions ASA	34,886	663,591
TGS-NOPEC Geophysical Company ASA	36,984	1,210,988

		1,874,579
Portugal - 0.3%
EDP - Energias de Portugal SA	656,802	1,811,546
Singapore - 1.6%
Ezra Holdings, Ltd.	709,000	701,465
Golden Agri-Resources, Ltd.	6,066,000	3,248,597
Liongold Corp., Ltd. (I)	369,000	350,048
MobileOne, Ltd.	29,000	64,976
Sakari Resources, Ltd.	291,000	440,626
Singapore Exchange, Ltd.	12,000	68,239
Singapore Press Holdings, Ltd.	362,000	1,199,478
Singapore Telecommunications, Ltd.	1,749,210	4,553,683
Venture Corp., Ltd.	35,000	229,315

		10,856,427
Spain - 6.1%
Abengoa SA	35,802	629,991
Banco Bilbao Vizcaya Argentaria SA	401,572	3,175,060
Banco Santander SA	1,529,916	11,461,581
Distribuidora Internacional de Alimentacion SA	142,723	789,175
Fomento de Construcciones y Contratas SA (L)	22,920	300,462
Gas Natural SDG SA	219,896	3,120,987
Grifols SA (I)	61,103	2,020,242
Iberdrola SA (L)	852,328	3,877,601
Inditex SA	17,415	2,161,999
Repsol SA	131,827	2,565,837
Telefonica SA	813,421	10,846,570

		40,949,505
Sweden - 0.7%
Boliden AB	63,052	1,055,495
Investor AB, B Shares	67,549	1,490,581
NCC AB, B Shares	33,801	645,278
Svenska Handelsbanken AB, Class A	21,293	799,881
Swedbank AB, Class A	54,907	1,032,829

		5,024,064
Switzerland - 2.6%
Novartis AG	115,099	7,044,795
Roche Holdings AG	32,542	6,079,022
Swiss Re, Ltd.	19,633	1,263,340
Wolseley PLC	48,827	2,089,268
Zurich Insurance Group AG	4,405	1,096,808

		17,573,233
United Kingdom - 19.6%
3i Group PLC	268,687	969,142
Aberdeen Asset Management PLC	162,938	820,563
Aegis Group PLC	73,400	279,540
Aggreko PLC	56,605	2,119,787
AstraZeneca PLC	410,075	19,590,515
Aviva PLC	192,065	992,465
Babcock International Group PLC	25,670	384,902
BAE Systems PLC	1,080,593	5,688,647

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Barclays PLC	2,306,393	$8,028,365
BBA Aviation PLC	3,472	11,085
BP PLC	2,071,837	14,623,438
British American Tobacco PLC	93,197	4,792,062
BT Group PLC	950,781	3,546,359
Bunzl PLC	48,672	873,190
Croda International PLC	5,662	222,071
Diageo PLC	287,869	8,105,378
Dixons Retail PLC (I)	2,172,393	696,299
Drax Group PLC	162,038	1,328,357
easyJet PLC	13,034	122,419
Fenner PLC	48,306	302,188
FirstGroup PLC	249,064	967,126
GlaxoSmithKline PLC	600,436	13,850,730
Hibu PLC (I)	4	0
Home Retail Group PLC (L)	784,976	1,133,350
IMI PLC	51,500	750,761
Intercontinental Hotels Group PLC	20,531	538,564
Intertek Group PLC	5,468	242,394
ITV PLC	533,715	764,157
Kesa Electricals PLC	208,997	191,632
Lloyds Banking Group PLC (I)	6,309,899	3,975,701
Micro Focus International PLC	3,461	32,944
Next PLC	72,296	4,036,887
Playtech, Ltd.	75,065	448,711
Premier Foods PLC (I)	113,626	117,518
Prudential PLC	117,838	1,529,047
Rio Tinto PLC	177,378	8,291,771
Rockhopper Exploration PLC (I)	94,325	265,629
Rolls-Royce Holdings PLC	272,094	3,713,365
Royal Bank of Scotland Group PLC (I)	200,486	832,697
SABMiller PLC	39,677	1,745,508
Spectris PLC	16,635	464,468
SSE PLC	45,338	1,019,860
Tate & Lyle PLC	102,056	1,097,805
Telecity Group PLC	11,061	160,107
Thomas Cook Group PLC (I)(L)	913,609	258,665
Tullett Prebon PLC	12,620	60,814
Vodafone Group PLC	3,780,501	10,759,537
WH Smith PLC	16,527	172,708
William Hill PLC	310,597	1,591,854

		132,511,082

TOTAL COMMON STOCKS (Cost $676,415,331)		$662,923,699

PREFERRED SECURITIES - 0.7%
Germany - 0.7%
Henkel AG & Company KGaA	22,209	1,767,444
Porsche Automobil Holding SE	55,163	3,306,667

		5,074,111

TOTAL PREFERRED SECURITIES (Cost $4,492,116)		$5,074,111

SECURITIES LENDING COLLATERAL - 16.8%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	11,325,586	113,353,260

TOTAL SECURITIES LENDING
COLLATERAL (Cost $113,349,170)		$113,353,260

Total Investments (International Core Trust)
(Cost $794,256,617) - 115.5%		$781,351,070
Other assets and liabilities, net - (15.5%)		(104,704,428)

TOTAL NET ASSETS - 100.0%		$676,646,642

172

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.2%
Australia - 5.9%
AGL Energy, Ltd.	10,575	$163,914
ALS, Ltd.	6,685	59,154
Alumina, Ltd. (I)	51,496	44,866
Amcor, Ltd.	23,913	191,976
AMP, Ltd.	55,833	249,732
APA Group, Ltd. (L)	10,756	52,877
Asciano, Ltd.	16,270	73,075
ASX, Ltd.	3,088	94,515
Australia & New Zealand Banking Group, Ltd.	51,044	1,305,655
Bendigo and Adelaide Bank, Ltd.	7,897	62,736
BHP Billiton, Ltd.	60,438	2,070,819
BlueScope Steel, Ltd. (I)	34,527	14,745
Boral, Ltd.	14,533	57,650
Brambles, Ltd.	28,723	208,369
Caltex Australia, Ltd.	2,853	48,688
Centro Retail Australia	23,900	51,805
CFS Retail Property Trust Group	34,648	69,346
Coca-Cola Amatil, Ltd.	11,186	156,795
Cochlear, Ltd.	1,118	77,686
Commonwealth Bank of Australia	29,626	1,708,102
Computershare, Ltd.	8,579	73,590
Crown, Ltd.	7,646	71,935
CSL, Ltd.	9,859	468,949
Dexus Property Group	85,097	83,831
DuluxGroup, Ltd.	216	739
Echo Entertainment Group, Ltd.	16,447	65,064
Fairfax Media, Ltd. (L)	35,039	14,976
Fortescue Metals Group, Ltd. (L)	23,772	84,944
Goodman Group	21,941	90,075
GPT Group	34,392	120,709
Harvey Norman Holding, Ltd. (L)	8,189	16,411
Iluka Resources, Ltd.	8,402	84,836
Incitec Pivot, Ltd.	29,906	91,924
Insurance Australia Group, Ltd.	40,467	182,793
Leighton Holdings, Ltd.	2,998	51,365
Lend Lease Corp.	11,795	95,669
Macquarie Group, Ltd.	6,876	201,880
Metcash, Ltd.	13,891	50,859
Mirvac Group	56,704	83,897
National Australia Bank, Ltd.	41,339	1,089,184
Newcrest Mining, Ltd.	14,662	435,791
Orica, Ltd.	7,093	182,294
Origin Energy, Ltd.	21,576	253,226
OZ Minerals, Ltd.	5,781	40,223
Qantas Airways, Ltd. (I)	16,720	21,064
QBE Insurance Group, Ltd.	20,566	275,311
QR National, Ltd.	33,938	119,617
Rio Tinto, Ltd.	8,419	461,886
Santos, Ltd.	18,154	212,745
Sonic Healthcare, Ltd.	6,566	92,271
SP AusNet	33,155	35,933
Stockland	45,247	156,324
Suncorp Group, Ltd.	24,567	235,351
Sydney Airport	6,341	20,736
Tabcorp Holdings, Ltd.	15,978	45,728
Tatts Group, Ltd.	25,590	71,741
Telstra Corp., Ltd.	83,023	336,808
Toll Holdings, Ltd.	12,353	56,486
Transurban Group	24,101	149,714
Wesfarmers, Ltd.	20,356	723,166
Wesfarmers, Ltd. (Price Protected Shares)	2,981	110,231
Westfield Group	41,867	439,676
Westfield Retail Trust	47,784	142,846
Westpac Banking Corp.	59,205	1,520,662
Woodside Petroleum, Ltd.	12,161	415,863

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Woolworths, Ltd.	22,874	$680,937
WorleyParsons, Ltd.	2,956	86,245

		17,109,010
Austria - 0.2%
Andritz AG	1,366	77,549
Erste Group Bank AG (I)	3,990	89,433
Immoeast AG (I)	6,755	0
IMMOFINANZ AG (I)	10,132	36,803
OMV AG	2,190	76,751
Raiffeisen Bank International AG (L)	700	25,460
Telekom Austria AG	5,624	39,789
Verbund AG, Class A	1,380	28,589
Vienna Insurance Group AG	550	23,368
Voestalpine AG	2,319	69,678

		467,420
Belgium - 0.7%
Ageas	4,754	94,053
Anheuser-Busch InBev NV	21,221	1,288,351
Belgacom SA	2,621	80,077
Colruyt SA (L)	1,254	54,707
Delhaize Group SA	1,944	75,135
Groupe Bruxelles Lambert SA	1,576	117,095
KBC Groep NV	2,918	70,406
Mobistar SA (I)	683	21,548
Solvay SA	1,105	128,310
Telenet Group Holding NV (I)(L)	1,064	47,580
UCB SA	1,759	96,800
Umicore SA	2,192	114,940

		2,189,002
Brazil - 1.5%
All America Latina Logistica SA	8,400	34,723
Banco do Brasil SA	12,102	148,048
Banco Santander Brasil SA	11,780	86,116
BM&F Bovespa SA	30,300	183,093
BR Malls Participacoes SA	8,056	111,864
BR Properties SA	3,500	45,665
BRF - Brasil Foods SA	13,756	237,562
CCR SA	11,600	104,999
Centrais Eletricas Brasileiras SA	3,600	21,487
Cia de Saneamento Basico do Estado de
Sao Paulo	2,558	104,717
Cia Siderurgica Nacional SA	16,000	90,132
Cielo SA	5,534	138,101
Companhia de Bebidas das Americas	13,935	534,029
Companhia Siderurgica Nacional SA, ADR (L)	200	1,126
Cosan SA Industria e Comercio	2,887	52,734
CPFL Energia SA	4,400	48,596
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	6,000	51,498
Duratex SA	4,982	32,660
EDP - Energias do Brasil SA	4,800	30,473
Empresa SA	12,500	83,919
Fibria Celulose SA (I)	2,814	25,582
Hypermarcas SA (I)	5,544	40,720
JBS SA (I)	9,071	30,069
Localiza Rent a Car SA	1,961	34,437
Lojas Renner SA	3,300	110,529
MMX Mineracao e Metalicos SA (I)	3,720	9,120
MRV Engenharia e Participacoes SA	7,455	44,607
Multiplan Empreendimentos Imobiliarios SA	1,514	44,578
Natura Cosmeticos SA	3,400	92,662
OGX Petroleo e Gas Participacoes SA (I)	28,200	85,549
Oi SA	3,314	16,217

173

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Oi SA, ADR	4,053$	$16,293
Oi SA, Series C, ADR	250	1,240
PDG Realty SA Empreendimentos
e Participacoes	20,914	39,409
Petroleo Brasileiro SA	54,015	620,816
Porto Seguro SA	2,616	26,312
Souza Cruz SA	8,000	108,521
Tim Participacoes SA	10,288	39,736
Tractebel Energia SA	2,800	44,198
Ultrapar Participacoes SA	6,000	134,991
Usinas Siderurgicas de Minas Gerais SA	3,000	17,196
Vale SA	28,300	509,393

		4,233,717
Canada - 8.2%
Agnico-Eagle Mines, Ltd.	3,487	180,894
Agrium, Inc.	3,239	336,057
Alimentation Couche Tard, Inc.	3,100	142,466
ARC Resources, Ltd. (L)	2,700	65,639
Athabasca Oil Corp. (I)	4,200	56,308
Bank of Montreal (L)	12,191	720,473
Bank of Nova Scotia (L)	20,852	1,143,668
Barrick Gold Corp.	19,410	811,070
Baytex Energy Corp. (L)	2,200	104,551
BCE, Inc. (L)	5,238	230,438
Bombardier, Inc. (L)	36,262	136,107
Bonavista Energy Corp. (L)	1,500	26,610
Brookfield Asset Management, Inc. (L)	10,948	377,963
Brookfield Residential Properties, Inc. (I)	541	7,600
CAE, Inc.	5,584	59,810
Cameco Corp. (L)	8,634	168,183
Canadian Imperial Bank of Commerce (L)	7,870	616,007
Canadian National Railway Company	8,902	787,697
Canadian Natural Resources, Ltd.	21,216	654,543
Canadian Oil Sands, Ltd.	9,600	205,554
Canadian Pacific Railway, Ltd.	3,326	276,033
Canadian Tire Corp., Ltd.	1,446	104,078
Canadian Utilities, Ltd.	1,300	90,832
Cenovus Energy, Inc.	14,336	500,324
CGI Group, Inc. (I)	4,924	132,228
Chorus Aviation, Inc.	350	1,353
CI Financial Corp. (L)	2,467	57,014
Crescent Point Energy Corp. (L)	4,900	216,964
Eldorado Gold Corp.	11,900	181,447
Empire Company, Ltd.	300	18,059
Enbridge, Inc. (L)	14,048	548,717
Encana Corp. (L)	14,136	309,580
Enerplus Corp. (L)	3,600	59,689
Fairfax Financial Holdings, Ltd.	441	170,340
Finning International, Inc.	3,662	88,803
First Quantum Minerals, Ltd.	8,500	181,136
Fortis, Inc. (L)	3,000	102,319
Franco-Nevada Corp. (L)	2,200	129,682
George Weston, Ltd.	1,064	68,455
Gildan Activewear, Inc.	2,800	88,776
Goldcorp, Inc. (Toronto Exchange)	16,028	735,941
Great-West Lifeco, Inc. (L)	5,824	132,463
Husky Energy, Inc. (L)	5,748	154,473
IAMGOLD Corp.	7,200	114,178
IGM Financial, Inc. (L)	2,704	105,591
Imperial Oil, Ltd.	6,427	295,821
Industrial Alliance Insurance and
Financial Services, Inc.	2,700	77,009
Inmet Mining Corp.	700	33,273
Intact Financial Corp.	2,400	145,987

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Kinross Gold Corp.	21,460	$219,599
Loblaw Companies, Ltd. (L)	2,763	96,007
Magna International, Inc. (L)	4,514	195,189
Manulife Financial Corp. (L)(O)	33,276	401,099
MEG Energy Corp. (I)	2,500	95,082
Metro, Inc. (L)	1,800	106,927
National Bank of Canada (L)	3,532	267,298
New Gold, Inc (I)	8,300	101,734
Nexen, Inc.	10,936	276,987
Onex Corp.	1,568	61,884
Open Text Corp. (I)	1,300	71,684
Osisko Mining Corp. (I)	6,800	67,371
Pacific Rubiales Energy Corp. (L)	5,600	133,805
Pan American Silver Corp.	2,000	42,885
Pembina Pipeline Corp. (L)	3,500	98,261
Pengrowth Energy Trust (L)	6,300	42,487
Penn West Petroleum, Ltd. (L)	9,297	132,301
Petrobank Energy & Resources, Ltd. (I)	2,100	29,457
Potash Corp. of Saskatchewan, Inc.	15,967	693,998
Power Corp. of Canada (L)	7,583	184,349
Power Financial Corp. (L)	5,478	141,589
Precision Drilling Corp. (I)	4,600	36,169
Progress Energy Resources Corp. (I)	1,900	42,325
Research In Motion, Ltd. (I)(L)	10,200	78,023
RioCan Real Estate Investment Trust	2,400	67,550
Ritchie Brothers Auctioneers, Inc. (L)	1,300	25,006
Rogers Communications, Inc., Class B (L)	8,058	326,222
Royal Bank of Canada (L)	27,824	1,600,213
Saputo, Inc. (L)	2,500	107,441
Shaw Communications, Inc., Class B (L)	7,198	147,313
Shoppers Drug Mart Corp. (L)	4,644	193,346
Silver Wheaton Corp.	6,800	270,312
SNC-Lavalin Group, Inc.	3,387	130,746
Sun Life Financial, Inc. (Toronto
Stock Exchange) (L)	12,048	279,662
Suncor Energy, Inc.	30,314	997,208
Talisman Energy, Inc.	22,474	300,385
Teck Resources, Ltd.	11,547	340,737
TELUS Corp., Non-Voting Shares	2,956	184,919
The Toronto-Dominion Bank (L)	17,250	1,438,641
Thomson Reuters Corp. (L)	7,366	212,940
Tim Hortons, Inc.	3,600	187,342
TMX Group Ltd. (I)	114	5,830
Tourmaline Oil Corp. (I)	2,200	68,679
TransAlta Corp. (L)	5,479	83,876
TransCanada Corp. (L)	13,550	616,648
Turquoise Hill Resources, Ltd. (I)	8,538	72,692
Valeant Pharmaceuticals International, Inc. (I)	5,550	306,320
Vermilion Energy, Inc. (L)	800	37,595
Viterra, Inc.	5,800	95,044
Yamana Gold, Inc. (L)	15,306	292,388

		23,957,768
Chile - 0.4%
Banco Santander Chile, ADR	2,180	159,663
Cia Cervecerias Unidas SA, ADR	1,245	88,806
Empresa Nacional de Electricidad SA, ADR	4,420	211,983
Enersis SA, ADR	11,983	196,401
Latam Airlines Group SA	2,295	57,170
Latam Airlines Group SA, ADR (L)	4,785	120,965
Sociedad Quimica y Minera de
Chile SA, ADR (L)	2,625	161,805
Vina Concha Y Toro SA, ADR (L)	1,297	53,994

		1,050,787

174

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China - 3.0%
Agile Property Holdings, Ltd.	37,800	$42,582
Agricultural Bank of China, Ltd., H Shares	370,000	143,921
Air China, Ltd., H Shares	62,000	38,969
Aluminum Corp. of China, Ltd., H Shares (I)	104,000	42,337
Angang Steel Company, Ltd., H Shares (I)	23,960	12,282
Anhui Conch Cement Company, Ltd., H Shares	30,000	93,115
Anta Sports Products, Ltd.	17,000	13,008
Bank of China, Ltd., H Shares	1,277,077	485,745
Bank of Communications Company, Ltd.,
H Shares (I)	181,780	122,868
BBMG Corp., H Shares	22,000	16,794
Beijing Capital International Airport
Company, Ltd., H Shares	60,000	40,168
Byd Company, Ltd., H Shares (I)	13,400	23,268
China BlueChemical, Ltd., H Shares	54,000	31,678
China Citic Bank Corp., Ltd., H Shares (I)	158,400	74,616
China Coal Energy Company, Ltd., H Shares	88,000	79,871
China Communications Construction
Company, Ltd., H Shares	109,535	88,167
China Communications Services Corp., Ltd.,
H Shares	43,200	25,123
China Construction Bank Corp., H Shares	1,155,346	798,371
China COSCO Holdings Company, Ltd.,
H Shares (I)	64,835	26,436
China Dongxiang Group Company	77,000	8,207
China International Marine Containers Co., Ltd.	5,200	6,471
China Life Insurance Company, Ltd., H Shares	142,000	409,058
China Longyuan Power Group Corp., H Shares	45,000	29,490
China Merchants Bank Company, Ltd.,
H Shares	86,535	144,908
China Minsheng Banking Corp., Ltd.,
H Shares (L)	101,400	79,674
China National Building Material
Company, Ltd., H Shares	68,000	74,819
China Oilfield Services, Ltd., H Shares	32,000	58,096
China Pacific Insurance Group Company, Ltd.,
H Shares	35,700	107,426
China Petroleum & Chemical Corp., H Shares	354,000	328,902
China Railway Construction Corp., H Shares (I)	41,500	37,300
China Railway Group, Ltd., H Shares	104,000	45,342
China Shenhua Energy Company, Ltd.,
H Shares	65,000	250,099
China Shipping Container Lines Company, Ltd.,
H Shares (I)	72,650	14,703
China Shipping Development Company, Ltd.,
H Shares	30,000	12,394
China Telecom Corp., Ltd., H Shares	304,000	175,965
China Vanke Co., Ltd.	23,800	29,841
China Yurun Food Group, Ltd. (I)(L)	28,600	20,529
China Zhongwang Holdings, Ltd. (I)(L)	32,400	12,183
CITIC Securities Company, Ltd.	11,000	19,308
CNOOC, Ltd.	342,984	695,938
Country Garden Holdings Company (I)	85,998	33,447
CSR Corp., Ltd., H Shares	43,000	28,322
Datang International Power Generation
Company, Ltd., H Shares	78,000	26,202
Dongfang Electric Corp. Ltd., H Shares	8,000	10,849
Dongfeng Motor Group Company, Ltd.,
H Shares	72,000	83,760
ENN Energy Holdings, Ltd.	20,000	84,194
Evergrande Real Estate Group, Ltd.	113,959	44,981
Fosun International, Ltd.	30,500	14,670
Golden Eagle Retail Group, Ltd.	21,000	41,099
Guangzhou Automobile Group Company, Ltd.,
H Shares	57,831	37,812

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Guangzhou R&F Properties Company, Ltd.,
H Shares	24,800	$28,544
Hengan International Group Company, Ltd.	13,000	122,701
Huaneng Power International, Inc., H Shares	88,000	66,815
Industrial & Commercial Bank of China,
H Shares	1,122,957	660,332
Inner Mongolia Yitai Coal Co.	12,400	66,603
Jiangsu Expressway, Ltd., H Shares	32,000	26,777
Jiangxi Copper Company Ltd. (I)	30,000	75,500
Lenovo Group, Ltd.	126,000	104,342
Longfor Properties Company, Ltd.	23,100	35,628
Metallurgical Corp. of China, Ltd., H Shares (I)	53,000	10,577
Parkson Retail Group, Ltd.	36,500	30,505
PetroChina Company, Ltd., H Shares	402,000	521,963
PICC Property & Casualty Company, Ltd.,
H Shares	54,000	66,028
Ping An Insurance Group Company, H Shares	31,000	233,423
Renhe Commercial Holdings Company, Ltd. (I)	160,000	6,462
Semiconductor
Manufacturing International Corp. (I)	387,000	13,911
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	32,000	41,343
Shanghai Electric Group Company, Ltd.,
H Shares (I)	90,000	31,883
Shui On Land, Ltd.	75,456	28,396
Sino-Ocean Land Holdings, Ltd.	90,663	51,229
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	52,000	13,375
Sinopharm Group Company, Ltd., H Shares	12,000	38,356
Soho China, Ltd.	66,000	40,532
Sun Art Retail Group, Ltd.	42,500	52,816
Tencent Holdings, Ltd.	19,300	655,904
Tingyi Cayman Islands Holding Corp.	44,000	131,938
Tsingtao Brewery Company, Ltd., H Shares	8,000	43,990
Want Want China Holdings, Ltd.	121,000	154,616
Weichai Power Company, Ltd., H Shares	12,000	36,699
Wumart Stores, Inc., H Shares	14,000	21,007
Yangzijiang Shipbuilding Holdings, Ltd.	27,000	21,438
Yanzhou Coal Mining Company, Ltd., H Shares	50,000	75,793
Zhejiang Expressway Company, Ltd., H Shares	36,000	25,038
Zijin Mining Group Company, Ltd., H Shares	161,853	65,107
ZTE Corp., H Shares	14,620	23,278

		8,788,157
Colombia - 0.3%
Bancolombia SA, ADR (L)	9,325	556,796
Ecopetrol SA, ADR	4,500	265,185
Petrominerales, Ltd. (L)	1,289	10,437

		832,418
Czech Republic - 0.1%
CEZ AS	3,072	114,585
Komercni Banka AS	264	52,681
Telefonica Czech Republic AS (I)	3,005	60,759

		228,025
Denmark - 0.8%
A P Moller Maersk A/S	9	61,072
A P Moller Maersk A/S, Series A	24	172,028
Carlsberg A/S	2,052	181,953
Coloplast A/S	392	81,662
Danske Bank A/S (I)	13,197	238,506
DSV A/S, ADR	3,980	89,559
Novo Nordisk A/S	7,981	1,259,674
Novozymes A/S, B shares	4,820	132,952
TDC A/S	7,400	53,933

175

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
Tryg A/S	702	$45,626
William Demant Holdings A/S (I)	582	52,196

		2,369,161
Egypt - 0.1%
Commercial International Bank	12,754	72,391
Egypt Kuwait Holding Company	11,363	15,225
Egyptian Financial Group-Hermes Holding (I)	4,121	8,138
Orascom Construction Industries	1,338	63,020
Orascom Telecom Holding SAE (I)	35,950	22,171
Talaat Moustafa Group (I)	15,481	14,067
Telecom Egypt	3,596	8,588

		203,600
Finland - 0.5%
Elisa OYJ, Class A	3,307	74,849
Fortum OYJ	8,513	156,980
Kesko OYJ, B Shares	1,369	38,785
Kone OYJ	2,984	206,944
Metso OYJ (I)	2,238	80,402
Neste Oil OYJ	2,457	32,314
Nokia OYJ (L)	71,776	184,877
Nokian Renkaat OYJ	1,470	60,053
Orion OYJ, Series B	1,114	23,868
Pohjola Bank OYJ	1,284	16,945
Sampo OYJ	7,663	239,029
Stora Enso OYJ, Series R (L)	9,923	61,627
UPM-Kymmene OYJ	9,899	112,302
Wartsila OYJ, Abp	2,989	103,878

		1,392,853
France - 5.7%
Accor SA	2,827	94,586
Aeroports de Paris	392	31,302
Air Liquide SA	6,070	753,962
Alcatel-Lucent (I)(L)	48,917	54,191
Alstom SA	4,293	151,099
ANF Immobilier	13	535
Arkema SA	1,111	104,364
AtoS	908	63,425
AXA SA	33,355	498,421
BNP Paribas SA	18,105	865,336
Bouygues SA	3,401	83,291
Bureau Veritas SA	1,095	112,392
Cap Gemini SA	2,507	106,442
Carrefour SA	11,506	239,209
Casino Guichard Perrachon SA	782	69,338
Christian Dior SA	1,103	148,434
Cie de Saint-Gobain	7,698	271,354
Cie Generale d’Optique
Essilor International SA	3,846	360,653
Cie Generale de Geophysique-Veritas (I)(L)	2,600	82,192
Cie Generale des Etablissements Michelin	3,603	283,252
CNP Assurances	2,954	38,643
Credit Agricole SA (I)	20,273	140,787
Danone SA	11,336	699,030
Dassault Systemes SA	1,174	123,675
Edenred	3,247	91,398
Electricite de France SA	4,490	94,280
Eurazeo	457	20,995
Eutelsat Communications	1,283	41,210
Fonciere Des Regions	516	38,843
France Telecom SA	36,008	435,306
GDF Suez (L)	24,721	554,006
Gecina SA	200	20,511
Groupe Eurotunnel SA	9,550	67,407

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
ICADE	399	$32,565
Iliad SA	328	53,452
Imerys SA	374	22,022
JCDecaux SA	1,379	31,372
Klepierre	1,924	67,559
L’Oreal SA	4,607	570,717
Lafarge SA	3,854	208,447
Lagardere SCA	1,664	45,578
Legrand SA	3,960	149,677
LVMH Moet Hennessy Louis Vuitton SA	4,872	734,713
Natixis	16,444	52,006
Pernod-Ricard SA	3,806	427,703
Peugeot SA (I)(L)	4,039	32,030
PPR	1,458	224,401
Publicis Groupe SA	2,723	152,673
Remy Cointreau SA	419	48,188
Renault SA	3,684	173,637
Rexel SA	2,018	40,689
Safran SA	2,595	93,540
Sanofi	21,764	1,859,282
Schneider Electric SA	9,490	563,663
SCOR SE	3,147	81,078
Societe BIC SA	290	35,086
Societe Generale SA (I)	12,253	349,485
Sodexo	1,747	131,684
Suez Environnement Company	5,362	60,860
Technip SA	1,902	212,224
Thales SA	1,269	43,703
Total SA	40,683	2,023,527
Unibail-Rodamco SE	1,762	351,785
Vallourec SA	2,369	100,556
Veolia Environnement SA	8,370	90,168
Vinci SA	8,572	366,350
Vivendi SA	24,696	482,865
Zodiac Aerospace	640	62,431

		16,715,585
Germany - 5.2%
Adidas AG	4,115	337,937
Allianz SE	8,631	1,027,702
BASF SE	17,473	1,476,425
Bayer AG	15,727	1,353,181
Bayerische Motoren Werke AG	6,407	469,703
Beiersdorf AG	1,584	116,349
Celesio AG	1,628	29,048
Commerzbank AG (I)	23,457	42,046
Continental AG	1,605	157,457
Daimler AG	17,225	835,472
Deutsche Bank AG	17,669	699,258
Deutsche Boerse AG	3,856	213,547
Deutsche Lufthansa AG	4,195	56,981
Deutsche Post AG	15,761	308,136
Deutsche Telekom AG	53,377	656,897
E.ON AG	34,232	813,525
Fraport AG Frankfurt Airport
Services Worldwide	459	26,586
Fresenius Medical Care AG & Company KGaA	3,743	274,721
Fresenius SE & Company KGaA	1,988	230,995
GEA Group AG	2,970	89,992
Hannover Rueckversicherung AG	1,132	72,423
HeidelbergCement AG	2,513	131,937
Henkel AG & Company, KGaA	2,630	171,670
Hochtief AG (I)	800	37,550
Hugo Boss AG	389	34,267
Infineon Technologies AG	21,217	134,629

176

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
K&S AG	3,164	$155,907
Kabel Deutschland Holding AG	1,445	103,239
Lanxess AG	1,680	139,469
Linde AG	3,271	563,946
MAN SE	2,077	190,382
Merck KGaA	1,128	139,221
Metro AG	2,502	74,893
Muenchener Rueckversicherungs AG	3,390	529,704
RWE AG	8,320	372,893
Salzgitter AG	698	27,012
SAP AG	17,495	1,240,594
Siemens AG	15,656	1,563,437
Suedzucker AG	1,402	49,670
ThyssenKrupp AG	6,339	134,966
United Internet AG	1,822	37,174
Volkswagen AG	514	86,079
Wacker Chemie AG	304	19,535

		15,226,555
Greece - 0.0%
Coca Cola Hellenic Bottling Company SA (I)	4,700	87,733
OPAP SA	4,410	22,728

		110,461
Hong Kong - 2.9%
AIA Group, Ltd.	157,800	582,768
ASM Pacific Technology, Ltd.	2,086	24,662
Bank of East Asia, Ltd. (L)	28,373	105,924
Beijing Enterprises Holdings, Ltd.	10,000	66,625
Belle International Holdings, Ltd.	95,882	172,215
BOC Hong Kong Holdings, Ltd.	68,000	215,474
Brilliance China Automotive Holdings, Ltd. (I)	50,000	54,982
Cathay Pacific Airways, Ltd. (I)	14,000	22,723
Cheung Kong Holdings, Ltd.	27,151	396,401
Cheung Kong Infrastructure Holdings, Ltd.	9,000	54,624
China Agri-Industries Holdings, Ltd.	44,000	24,820
China Everbright, Ltd.	22,000	27,351
China Mengniu Dairy Company, Ltd.	24,000	72,064
China Merchants Holdings
International Company, Ltd.	30,742	94,525
China Mobile, Ltd.	116,000	1,286,244
China Overseas Land & Investment, Ltd.	89,360	227,105
China Resource Power Holdings, Ltd.	36,200	79,090
China Resources Enterprises, Ltd.	26,000	86,474
China Resources Land, Ltd.	44,000	96,468
China Taiping Insurance
Holdings Company, Ltd. (I)	16,000	24,927
China Unicom Hong Kong, Ltd.	82,550	134,598
Citic Pacific, Ltd.	24,000	28,600
CLP Holdings, Ltd.	37,111	315,502
COSCO Pacific, Ltd.	26,240	36,808
First Pacific Company, Ltd.	42,000	45,529
Foxconn International Holdings, Ltd. (I)	26,000	8,516
Franshion Properties China, Ltd.	74,000	22,524
GCL-Poly Energy Holdings, Ltd. (L)	161,000	24,551
Geely Automobile Holdings Company, Ltd. (L)	75,000	28,484
GOME Electrical Appliances Holdings, Ltd.	169,920	17,888
Guangdong Investment, Ltd.	52,000	40,816
Hang Lung Group, Ltd.	11,000	69,552
Hang Lung Properties, Ltd.	46,000	157,072
Hang Seng Bank, Ltd.	14,100	216,095
Henderson Land Development Company, Ltd.	16,956	121,062
HKT Trust and HKT, Ltd.	1,891	1,604
Hong Kong & China Gas Company, Ltd.	96,173	241,925
Hong Kong Exchanges & Clearing, Ltd.	20,982	315,534

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Hopewell Holdings, Ltd.	6,638	$22,842
Huabao International Holdings, Ltd. (L)	30,000	16,974
Hutchison Whampoa, Ltd.	41,423	399,267
Hysan Development Company, Ltd.	13,879	62,922
Kerry Properties, Ltd.	10,000	50,466
Kingboard Chemical Holdings, Ltd.	16,228	38,677
Kunlun Energy Company, Ltd.	50,000	87,483
Lee & Man Paper Manufacturing, Ltd.	36,000	15,620
Li & Fung, Ltd.	97,658	151,132
Lifestyle International Holdings, Ltd.	4,500	9,255
MGM China Holdings, Ltd.	17,826	30,765
MTR Corp., Ltd.	25,572	96,930
New World Development Company, Ltd.	62,333	95,958
Nine Dragons Paper Holdings, Ltd.	44,000	22,219
Noble Group, Ltd.	62,892	67,522
NWS Holdings, Ltd.	15,860	25,558
Orient Overseas International, Ltd.	1,938	10,640
PCCW, Ltd.	87,000	35,500
Poly Property Group Company, Ltd. (I)	26,000	13,862
Power Assets Holdings, Ltd.	25,500	216,326
Shanghai Industrial Holdings, Ltd.	14,000	41,478
Shangri-La Asia, Ltd.	17,282	33,527
Shimao Property Holdings, Ltd. (I)	33,500	57,322
Shougang Fushan Resources Group, Ltd.	80,000	21,353
Sino Land Company, Ltd.	26,458	49,198
Sino-Forest Corp. (I)(L)	4,600	0
Sinofert Holdings, Ltd.	54,000	10,527
Skyworth Digital Holdings, Ltd. (L)	41,146	19,368
Sun Hung Kai Properties, Ltd.	28,474	416,877
Swire Pacific, Ltd.	13,500	164,813
The Link REIT	36,510	172,761
Wharf Holdings, Ltd.	29,000	199,282
Wheelock and Company, Ltd.	17,000	72,970
Wing Hang Bank, Ltd.	3,625	33,978
Yue Yuen Industrial Holdings, Ltd.	8,000	26,916

		8,332,414
Hungary - 0.1%
Magyar Telekom Telecommunications PLC	10,442	20,017
MOL Hungarian Oil and Gas PLC	750	62,212
OTP Bank PLC (L)	4,462	78,565
Richter Gedeon Nyrt	298	52,139

		212,933
India - 1.5%
Dr. Reddy’s Laboratories, Ltd., ADR	2,151	66,380
HDFC Bank, Ltd., ADR (L)	9,800	368,284
ICICI Bank, Ltd., ADR	18,525	743,594
Infosys, Ltd., ADR (L)	24,265	1,177,823
Larsen & Toubro, Ltd., GDR (S)	9,329	282,426
Ranbaxy Laboratories, Ltd., GDR (I)	2,771	27,031
Reliance Capital, Ltd., GDR (S)	2,246	18,372
Reliance Communication, Ltd., GDR (S)	31,056	38,155
Reliance Industries, Ltd., GDR (S)	30,655	965,019
Reliance Infrastructure, Ltd., GDR (S)	708	21,649
State Bank of India, GDR	1,411	121,558
Tata Motors, Ltd., ADR (L)	9,689	248,814
Ultratech Cement, Ltd., GDR (L)	274	10,223
Wipro, Ltd., ADR (L)	18,054	161,583

		4,250,911
Indonesia - 0.6%
Adaro Energy Tbk PT	129,500	20,178
Astra Agro Lestari Tbk PT	4,842	11,065
Astra International Tbk PT	390,170	301,257
Bank Central Asia Tbk PT	233,726	192,253

177

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Indonesia (continued)
Bank Danamon Indonesia Tbk PT	98,924	$64,438
Bank Mandiri Persero Tbk PT	210,726	179,779
Bank Rakyat Indonesia Persero Tbk PT	279,998	216,838
Bumi Resources Tbk PT	451,220	34,160
Gudang Garam Tbk PT	13,000	63,033
Indo Tambangraya Megah Tbk PT	5,500	24,118
Indocement Tunggal Prakarsa Tbk PT	27,013	57,367
Indofood Sukses Makmur Tbk PT	130,595	76,826
Indosat Tbk PT	23,500	13,271
Perusahaan Gas Negara Persero Tbk PT	279,515	120,159
Semen Gresik Persero Tbk PT	12,360	18,559
Tambang Batubara Bukit Asam Persero Tbk PT	21,000	35,375
Telekomunikasi Indonesia Persero Tbk PT	173,500	170,630
Unilever Indonesia Tbk PT	43,000	116,430
United Tractors Tbk PT	44,983	96,710
Vale Indonesia Tbk PT	77,500	23,767

		1,836,213
Ireland - 0.6%
Bank of Ireland (I)	52,722	6,609
C&C Group PLC	226	1,075
CRH PLC	1,601	30,855
CRH PLC (London Exchange)	16,561	319,667
Elan Corp. PLC (I)	1,399	15,070
Experian PLC	19,396	322,761
Irish Bank Resolution Corp., Ltd. (I)	15,416	0
James Hardie Industries, Ltd.	7,997	71,848
Kerry Group PLC (London Exchange)	3,278	166,268
Ryanair Holdings PLC, ADR (I)	1,203	38,797
Shire PLC	10,795	319,525
WPP PLC	24,343	331,448

		1,623,923
Israel - 0.4%
Bank Hapoalim, Ltd. (I)	25,834	92,048
Bank Leumi Le-Israel, Ltd. (I)	23,381	65,163
Bezeq The
Israeli Telecommunication Corp., Ltd.	32,563	37,843
Delek Group, Ltd.	32	5,345
Israel Chemicals, Ltd.	8,453	102,593
Israel Corp., Ltd.	23	14,572
Mellanox Technologies, Ltd. (I)	667	69,346
Mizrahi Tefahot Bank, Ltd. (I)	3,560	31,499
Nice Systems, Ltd. (I)	1,795	59,905
Teva Pharmaceutical Industries, Ltd.	17,489	724,034

		1,202,348
Italy - 1.4%
Assicurazioni Generali SpA	23,431	337,880
Atlantia SpA	6,758	105,171
Autogrill SpA	1,731	16,494
Banca Monte dei Paschi di Siena SpA (I)(L)	68,923	19,937
Banco Popolare SC (I)	26,928	40,531
Enel SpA	126,157	447,235
Eni SpA (L)	47,421	1,040,467
Exor SpA	1,040	26,254
Fiat Industrial SpA	14,655	143,756
Fiat SpA (I)	16,787	89,945
Finmeccanica SpA (I)(L)	7,373	35,145
Intesa Sanpaolo SpA	193,130	295,364
Intesa Sanpaolo SpA (Italian Exchange)	17,851	23,196
Luxottica Group SpA	2,012	71,007
Mediaset SpA	20,023	37,738
Mediobanca SpA	8,503	45,624
Mondadori (Arnoldo) Editore SpA (I)	29	37
Pirelli & C. SpA (L)	3,714	40,129

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Prelios SpA (I)	3,714	$462
Prysmian SpA	2,628	47,046
Saipem SpA	5,074	244,451
Snam SpA	31,977	141,937
Telecom Italia SpA	180,003	180,880
Telecom Italia SpA	125,634	110,185
Terna Rete Elettrica Nazionale SpA	22,829	85,224
UniCredit SpA (I)	77,575	324,272
Unione di Banche Italiane SCPA	15,304	56,826

		4,007,193
Japan - 13.3%
Advantest Corp.	2,820	36,632
Aeon Company, Ltd.	11,196	126,418
AEON Credit Service Company, Ltd. (L)	2,023	43,522
Aeon Mall Company, Ltd.	1,300	31,799
Air Water, Inc.	2,000	24,489
Aisin Seiki Company, Ltd.	4,421	125,645
Ajinomoto Company, Inc. (L)	14,695	230,136
Alfresa Holdings Corp.	600	29,572
All Nippon Airways Company, Ltd. (L)	8,285	17,407
Amada Company, Ltd.	4,171	18,261
Aozora Bank, Ltd.	10,000	30,606
Asahi Glass Company, Ltd.	20,809	138,531
Asahi Group Holdings, Ltd.	7,099	174,948
Asahi Kasei Corp. (L)	28,037	144,693
Asics Corp.	2,900	39,106
Astellas Pharma, Inc. (L)	8,305	421,817
Benesse Holdings, Inc.	1,046	50,613
Bridgestone Corp.	12,747	295,404
Brother Industries, Ltd.	4,300	39,854
Canon, Inc.	21,426	685,692
Casio Computer Company, Ltd. (L)	2,767	19,490
Central Japan Railway Company, Ltd.	3,200	280,700
Chiyoda Corp.	3,000	46,632
Chubu Electric Power Company, Inc.	13,523	176,182
Chugai Pharmaceutical Company, Ltd.	3,984	83,427
Citizen Holdings Company, Ltd.	2,965	14,982
Cosmo Oil Company, Ltd.	10,000	18,216
Credit Saison Company, Ltd. (L)	1,809	43,711
Dai Nippon Printing Company, Ltd.	11,047	76,963
Daicel Corp.	6,000	35,963
Daido Steel Company, Ltd.	3,000	13,943
Daihatsu Motor Company, Ltd.	4,000	66,680
Daiichi Sankyo Company, Ltd. (L)	12,528	207,015
Daikin Industries, Ltd.	5,185	134,313
Dainippon Sumitomo
Pharma Company, Ltd. (L)	3,500	38,465
Daito Trust Construction Company, Ltd.	1,581	158,990
Daiwa House Industry Company, Ltd. (L)	10,285	149,231
Daiwa Securities Group, Inc. (L)	33,649	127,932
Dena Company, Ltd.	1,500	49,377
Denki Kagaku Kogyo KK	7,523	23,309
Denso Corp.	9,378	294,299
Dentsu, Inc.	4,200	106,505
East Japan Railway Company	6,600	437,096
Eisai Company, Ltd. (L)	4,648	209,193
Electric Power Development Company, Ltd.	2,400	62,891
FamilyMart Company, Ltd.	740	36,389
FANUC Corp.	3,621	583,186
Fast Retailing Company, Ltd.	1,034	239,504
Fuji Electric Company, Ltd.	3,580	7,287
Fuji Heavy Industries, Ltd.	14,000	116,133
FUJIFILM Holdings Corp. (L)	9,233	154,605
Fujitsu, Ltd. (L)	35,379	132,720

178

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Fukuoka Financial Group, Inc.	13,000	$52,780
Furukawa Electric Company, Ltd. (I)	9,000	16,908
Gree, Inc. (L)	1,800	32,796
GS Yuasa Corp.	4,000	16,658
Hakuhodo DY Holdings, Inc.	440	29,644
Hamamatsu Photonics KK	1,300	44,635
Hankyu Hanshin Holdings, Inc.	21,000	113,342
Hino Motors, Ltd.	5,114	33,459
Hirose Electric Company, Ltd. (L)	717	79,884
Hisamitsu Pharmaceutical Company, Inc.	1,200	66,216
Hitachi Chemical, Ltd.	1,316	17,777
Hitachi Construction
Machinery Company, Ltd. (L)	2,157	34,879
Hitachi High-Technologies Corp.	1,700	40,986
Hitachi Metals, Ltd.	2,000	17,610
Hitachi, Ltd. (L)	88,882	493,881
Hokkaido Electric Power Company, Inc.	2,332	18,697
Hokuriku Electric Power Company	2,700	32,706
Honda Motor Company, Ltd.	30,838	946,255
Hoya Corp. (L)	9,008	197,849
Ibiden Company, Ltd.	1,800	26,287
Idemitsu Kosan Company, Ltd.	300	24,476
IHI Corp.	15,866	35,346
Inpex Corp.	43	254,718
Isetan Mitsukoshi Holdings, Ltd.	6,276	65,429
Isuzu Motors, Ltd.	22,000	106,178
ITOCHU Corp. (L)	28,198	285,636
Itochu Techno-Science Corp.	252	13,106
J Front Retailing Company, Ltd.	9,000	50,486
Japan Prime Realty Investment Corp.	13	39,168
Japan Real Estate Investment Corp.	10	100,688
Japan Retail Fund Investment Corp.	36	64,333
Japan Tobacco, Inc.	17,400	521,488
JFE Holdings, Inc.	9,938	131,012
JGC Corp. (L)	3,114	103,883
JSR Corp.	2,867	46,994
JTEKT Corp.	2,457	19,409
Jupiter Telecommunications Company, Ltd.	20	20,300
JX Holdings, Inc. (L)	43,000	235,082
Kajima Corp.	14,809	40,397
Kamigumi Company, Ltd.	3,466	28,534
Kaneka Corp.	6,000	28,893
Kansai Paint Company, Ltd.	2,762	30,427
Kao Corp. (L)	10,338	304,667
Kawasaki Heavy Industries, Ltd.	21,037	41,744
Kawasaki Kisen Kaisha, Ltd. (I)	9,933	12,461
KDDI Corp. (L)	5,700	441,644
Keikyu Corp.	8,933	84,229
Keio Corp. (L)	8,285	62,405
Keisei Electric Railway Company, Ltd.	3,000	27,093
Keyence Corp.	852	217,654
Kikkoman Corp.	1,762	24,084
Kintetsu Corp. (L)	30,208	118,408
Kirin Holdings Company, Ltd.	16,104	215,334
Kobe Steel, Ltd. (I)	56,483	44,111
Koito Manufacturing Company, Ltd.	2,000	23,096
Komatsu, Ltd.	19,170	377,154
Konami Corp.	1,757	39,933
Konica Minolta Holdings, Inc.	10,109	77,643
Kubota Corp.	22,218	224,749
Kuraray Company, Ltd. (L)	6,200	70,432
Kurita Water Industries, Ltd.	1,981	43,866
Kyocera Corp. (L)	2,962	256,376
Kyowa Hakko Kogyo Company, Ltd.	4,862	58,728
Kyushu Electric Power Company, Inc.	8,469	69,739

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Lawson, Inc.	869	$66,775
LIXIL Group Corp.	5,784	137,945
Mabuchi Motor Company, Ltd.	282	12,893
Makita Corp.	1,557	60,391
Marubeni Corp. (L)	34,798	221,888
Marui Group Company, Ltd.	2,436	17,251
Mazda Motor Corp. (I)	49,000	57,071
McDonald’s Holdings Company, Ltd.	1,100	31,293
Medipal Holdings Corp.	2,900	39,834
MEIJI Holdings Company, Ltd.	1,200	59,569
Miraca Holdings, Inc.	1,100	49,364
Mitsubishi Chemical Holdings Corp.	25,500	97,620
Mitsubishi Corp. (L)	26,744	485,865
Mitsubishi Electric Corp.	36,027	265,310
Mitsubishi Estate Company, Ltd.	25,218	482,452
Mitsubishi Gas & Chemicals Company, Inc.	7,000	35,135
Mitsubishi Heavy Industries, Ltd.	59,063	255,640
Mitsubishi Materials Corp.	13,980	44,029
Mitsubishi Motors Corp. (I)(L)	90,000	82,992
Mitsubishi Tanabe Pharma Corp.	3,000	45,623
Mitsubishi UFJ Financial Group	240,800	1,121,952
Mitsubishi UFJ Lease &
Finance Company, Ltd.	660	27,809
Mitsui & Company, Ltd. (L)	34,189	480,658
Mitsui Chemicals, Inc. (L)	6,990	13,606
Mitsui Fudosan Company, Ltd.	15,752	315,219
Mitsui O.S.K. Lines, Ltd.	25,513	59,439
Mizuho Financial Group, Inc. (L)	444,800	720,013
MS&AD Insurance Group Holdings (L)	10,400	178,763
Murata Manufacturing Company, Ltd.	4,296	228,534
Nabtesco Corp. (L)	1,800	33,024
Namco Bandai Holdings, Inc.	3,367	56,858
NEC Corp. (I)(L)	46,617	73,665
Nexon Company, Ltd. (I)	2,000	27,525
NGK Insulators, Ltd.	4,171	49,927
NGK Spark Plug Company, Ltd.	1,762	18,524
NHK Spring Company, Ltd.	1,000	8,578
Nidec Corp. (L)	2,286	167,145
Nikon Corp.	7,219	198,468
Nintendo Company, Ltd.	1,892	237,912
Nippon Building Fund, Inc.	13	140,077
Nippon Electric Glass Company, Ltd.	6,000	32,909
Nippon Express Company, Ltd.	11,809	44,771
Nippon Meat Packers, Inc. (L)	2,000	25,670
Nippon Paper Group, Inc. (L)	1,500	17,688
Nippon Steel Corp. (L)	107,536	220,270
Nippon Telegraph & Telephone Corp.	8,000	379,613
Nippon Yusen KK (L)	25,923	45,799
Nissan Motor Company, Ltd. (L)	48,690	414,544
Nisshin Seifun Group, Inc.	1,614	19,847
Nisshin Steel Company	7,047	7,585
Nissin Food Products Company, Ltd.	916	35,911
Nitori Holdings Company, Ltd.	468	43,436
Nitto Denko Corp.	3,532	168,211
NKSJ Holdings, Inc.	7,500	146,720
NOK Corp.	1,492	23,866
Nomura Holdings, Inc.	70,907	253,202
Nomura Real Estate Holdings, Inc.	2,300	40,402
Nomura Real Estate Office Fund, Inc.	2	12,527
Nomura Research Institute, Ltd.	1,311	26,842
NSK, Ltd.	6,000	34,798
NTN Corp.	4,228	8,497
NTT Data Corp.	31	96,754
NTT DOCOMO, Inc. (L)	301	488,148
Obayashi Corp.	15,638	71,303

179

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Odakyu Electric Railway Company, Ltd.	11,695	$123,005
OJI Paper Company, Ltd.	14,809	45,135
Olympus Corp. (I)(L)	4,866	94,707
Omron Corp.	3,261	62,626
Ono Pharmaceutical Company, Ltd.	1,200	73,766
Oracle Corp. Japan	752	38,618
Oriental Land Company, Ltd. (L)	793	104,350
ORIX Corp.	2,186	219,197
Osaka Gas Company, Ltd.	33,845	149,159
Otsuka Corp.	100	8,930
Otsuka Holdings Company, Ltd.	4,600	142,628
Panasonic Corp. (L)	42,307	279,442
Rakuten, Inc.	13,200	134,311
Resona Holdings, Inc.	35,000	143,423
Ricoh Company, Ltd. (L)	12,399	104,589
Rinnai Corp.	652	48,359
Rohm Company, Ltd.	1,827	61,486
Sankyo Company, Ltd.	793	36,864
Sanrio Company, Ltd. (L)	900	31,983
Santen Pharmaceutical Company, Ltd.	1,200	55,107
SBI Holdings, Inc.	3,040	19,576
Secom Company, Ltd. (L)	4,590	239,269
Sega Sammy Holdings, Inc.	3,492	66,083
Seiko Epson Corp. (L)	2,700	16,162
Sekisui Chemical Company, Ltd.	8,228	66,285
Sekisui House, Ltd.	10,638	105,582
Seven & I Holdings Company, Ltd.	14,481	444,692
Seven Bank, Ltd.	11,400	34,753
Sharp Corp. (I)(L)	21,218	52,554
Shikoku Electric Power Company, Inc.	2,700	30,144
Shimadzu Corp.	5,000	34,932
Shimamura Company, Ltd.	276	32,087
Shimano, Inc.	1,069	77,831
Shimizu Corp.	7,695	25,920
Shin-Etsu Chemical Company, Ltd. (L)	7,911	444,714
Shinsei Bank, Ltd.	9,094	11,759
Shionogi & Company, Ltd.	6,823	103,907
Shiseido Company, Ltd. (L)	7,223	99,097
Showa Denko KK	23,000	36,515
Showa Shell Sekiyu KK	3,800	20,146
SMC Corp.	1,164	187,505
Softbank Corp. (L)	16,888	683,549
Sojitz Corp.	15,191	19,648
Sony Corp. (L)	20,042	233,990
Sony Financial Holdings, Inc.	2,200	37,478
Square Enix Company, Ltd.	600	9,153
Stanley Electric Company, Ltd.	1,808	26,760
Sumco Corp. (I)	2,300	15,483
Sumitomo Chemical Company, Ltd. (L)	35,446	90,298
Sumitomo Corp. (L)	23,466	316,419
Sumitomo Electric Industries, Ltd. (L)	16,599	175,323
Sumitomo Heavy Industries, Ltd.	8,000	27,341
Sumitomo Metal Industries, Ltd. (I)(L)	73,577	110,309
Sumitomo Metal Mining Company, Ltd. (L)	11,285	141,522
Sumitomo Mitsui Financial Group, Inc. (L)	25,400	790,165
Sumitomo Mitsui Trust Holdings, Inc. (L)	59,990	178,174
Sumitomo Realty &
Development Company, Ltd. (L)	6,876	182,414
Sumitomo Rubber Industries, Ltd.	3,400	40,356
Suruga Bank, Ltd.	2,114	23,892
Suzuken Company, Ltd.	1,223	40,573
Suzuki Motor Corp. (L)	6,300	122,215
Sysmex Corp.	1,000	47,969
T&D Holdings, Inc.	11,900	128,734
Taiheiyo Cement Corp.	21,000	45,179

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Taisei Corp.	16,866	$48,394
Taisho Pharmaceutical Holdings Company, Ltd.	500	40,723
Taiyo Nippon Sanso Corp.	3,819	20,099
Takashimaya Company, Ltd.	6,000	41,075
Takeda Pharmaceutical Company, Ltd. (L)	15,049	692,806
TDK Corp. (L)	2,468	91,795
Teijin, Ltd.	12,104	29,602
Terumo Corp. (L)	3,203	137,813
The 77th Bank, Ltd.	6,523	27,001
The Bank of Kyoto, Ltd.	6,000	50,662
The Bank of Yokohama, Ltd.	27,684	131,093
The Chiba Bank, Ltd.	15,104	87,545
The Chugoku Bank, Ltd.	3,000	42,090
The Chugoku Electric Power Company, Inc. (L)	6,400	85,013
The Dai-ichi Life Insurance Company, Ltd.	173	196,181
The Gunma Bank, Ltd.	7,523	38,030
The Hachijuni Bank, Ltd.	6,000	33,075
The Iyo Bank, Ltd.	5,000	40,737
The Japan Steel Works, Ltd.	5,000	27,846
The Joyo Bank, Ltd.	9,047	44,066
The Kansai Electric Power Company, Ltd.	15,922	123,178
The Nishi-Nippon City Bank, Ltd.	4,000	9,272
The Shizuoka Bank, Ltd. (L)	11,342	116,087
THK Company, Ltd.	1,481	22,567
Tobu Railway Company, Ltd.	19,752	106,271
Toho Company, Ltd.	2,300	42,142
Toho Gas Company, Ltd.	6,000	39,834
Tohoku Electric Power Company, Inc. (I)	9,480	75,978
Tokio Marine Holdings, Inc.	13,600	347,156
Tokyo Electric Power Company, Inc. (I)	26,867	44,056
Tokyo Electron, Ltd. (L)	3,532	150,327
Tokyo Gas Company, Ltd.	50,835	280,049
Tokyu Corp.	20,866	99,709
Tokyu Land Corp.	5,171	27,673
TonenGeneral Sekiyu KK	4,171	36,097
Toppan Printing Company, Ltd. (L)	13,990	81,154
Toray Industries, Inc.	29,389	173,877
Toshiba Corp. (L)	78,711	251,873
Tosoh Corp.	10,000	18,950
TOTO, Ltd.	3,171	23,311
Toyo Seikan Kaisha, Ltd.	2,009	21,481
Toyo Suisan Kaisha, Ltd.	705	17,630
Toyoda Gosei Company, Ltd.	1,300	26,014
Toyota Boshoku Corp.	1,400	14,519
Toyota Industries Corp.	3,290	92,042
Toyota Motor Corp.	52,247	2,049,983
Toyota Tsusho Corp. (L)	3,500	74,796
Trend Micro, Inc.	1,733	48,374
Tsumura & Company, Ltd.	1,200	37,580
Ube Industries, Ltd.	18,037	38,800
Unicharm Corp.	2,058	118,156
Ushio, Inc.	2,257	27,110
USS Company, Ltd.	550	58,056
West Japan Railway Company	3,800	162,144
Yahoo Japan Corp.	332	126,416
Yakult Honsha Company, Ltd. (L)	1,300	61,617
Yamada Denki Company, Ltd.	1,676	73,450
Yamaguchi Financial Group, Inc.	3,000	24,287
Yamaha Corp.	1,926	17,856
Yamaha Motor Company, Ltd.	6,591	57,551
Yamato Transport Company, Ltd. (L)	9,080	143,750
Yamazaki Baking Company, Ltd.	1,409	18,838
Yaskawa Electric Corp.	5,000	33,433

180

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Yokogawa Electric Corp.	4,600	$53,134

		38,577,571
Jersey, C.I. - 0.1%
Randgold Resources, Ltd.	1,888	232,506
Luxembourg - 0.3%
APERAM	894	14,488
ArcelorMittal	16,537	238,418
Millicom International Cellular SA	1,329	123,396
Reinet Investments SCA (I)	1,493	27,854
SES SA	5,667	154,369
Tenaris SA	9,937	202,759

		761,284
Macau - 0.1%
Sands China, Ltd.	37,200	137,888
Wynn Macau, Ltd.	34,972	94,631

		232,519
Malaysia - 0.8%
Alliance Financial Group BHD	9,600	12,845
AMMB Holdings BHD	42,662	88,796
Axiata Group BHD	57,100	121,330
Berjaya Corp. BHD (Kuala Lumpur Exchange)	35,800	7,315
Berjaya Sports Toto BHD	5,742	8,131
British American Tobacco Malaysia BHD	2,000	39,491
CIMB Group Holdings BHD	82,500	202,385
DiGi.Com BHD	90,000	155,297
Gamuda BHD	39,100	43,993
Genting BHD	44,300	126,095
Genting Malaysia BHD	53,400	61,038
Genting Plantations BHD	10,500	31,588
Hong Leong Bank BHD	14,520	63,649
Hong Leong Financial Group BHD	8,300	32,198
IJM Corp. BHD	16,720	25,791
IOI Corp. BHD	83,169	135,479
Kuala Lumpur Kepong BHD	12,100	87,363
Lafarge Malayan Cement BHD	4,470	12,923
Malayan Banking BHD	64,088	188,785
Maxis BHD	35,100	79,448
MISC BHD (I)	32,040	44,493
MMC Corp. BHD	1,400	1,258
Parkson Holdings BHD	10,098	15,906
Petronas Dagangan BHD	1,400	10,282
Petronas Gas BHD	12,000	74,594
PPB Group BHD	12,900	50,884
Public Bank BHD	24,000	112,916
RHB Capital BHD	2,738	6,455
Sime Darby BHD	66,746	213,947
Telekom Malaysia BHD	17,100	34,519
Tenaga Nasional BHD	56,125	125,139
UMW Holdings BHD	21,400	69,929
YTL Corp. BHD	102,378	57,522
YTL Power International BHD	20,937	11,368

		2,353,152
Mexico - 1.1%
Alfa SAB de CV, Class A	56,020	104,278
America Movil SAB de CV, Series L	733,644	934,742
Cemex SAB de CV (I)	211,182	175,715
Coca-Cola Femsa SAB de CV, Series L	6,253	80,977
Fomento Economico Mexicano SAB de CV	36,455	335,697
Fresnillo PLC	2,849	85,626
Grupo Aeroportuario del Pacifico SAB
de CV, Series B (I)	9,900	41,610
Grupo Bimbo SAB de CV	26,232	65,479

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Grupo Carso SAB de CV, Series A1	11,593	$39,620
Grupo Financiero Banorte SAB de CV, Series O	28,753	162,509
Grupo Financiero Inbursa SAB de CV, Series O	29,556	83,214
Grupo Mexico SAB de CV, Series B	80,627	266,465
Grupo Modelo SAB de CV	13,617	122,600
Grupo Televisa SA	49,383	232,878
Industrias Penoles SAB de CV	1,998	98,567
Kimberly-Clark de Mexico SAB de CV	30,900	73,795
Mexichem SAB de CV	14,523	69,265
Minera Frisco SAB de CV, Class A1 (I)	11,593	49,041
Wal-Mart de Mexico SAB de CV	96,658	272,213

		3,294,291
Netherlands - 3.2%
Aegon NV	32,585	170,208
Akzo Nobel NV	4,437	251,331
ASML Holding NV (I)	8,002	428,962
Corio NV	1,124	47,938
Delta Lloyd NV	2,109	32,304
European Aeronautic Defence &
Space Company NV	7,858	249,817
Fugro NV	1,335	91,044
Gemalto NV (L)	1,486	130,898
Heineken Holding NV	2,014	97,996
Heineken NV	4,968	296,700
ING Groep NV (I)	71,273	566,581
Koninklijke Ahold NV	21,373	267,930
Koninklijke Boskalis Westinster NV	1,200	43,502
Koninklijke DSM NV	3,041	152,018
Koninklijke KPN NV	18,778	143,763
Koninklijke Philips Electronics NV	20,020	468,119
Koninklijke Vopak NV	1,380	97,044
QIAGEN NV (I)	3,936	72,429
Randstad Holdings NV	2,339	77,954
Reed Elsevier NV	12,951	173,451
Royal Dutch Shell PLC, B Shares	50,067	1,780,797
Royal Dutch Shell PLC, Class A (London
Stock Exchange)	71,552	2,478,070
SBM Offshore NV (I)	3,478	49,762
TNT Express NV	6,085	63,585
Unilever NV	30,772	1,090,077
Wolters Kluwer NV	5,680	106,980

		9,429,260
New Zealand - 0.1%
Auckland International Airport, Ltd.	14,045	30,506
Contact Energy, Ltd. (I)	3,687	16,091
Fletcher Building, Ltd.	15,231	87,695
SKYCITY Entertainment Group, Ltd.	26,938	84,291

		218,583
Norway - 0.6%
Aker Solutions ASA	3,694	70,266
DNB ASA	20,287	249,513
Kvaerner ASA	3,694	9,570
Norsk Hydro ASA	20,407	95,904
Orkla ASA	17,208	130,874
Seadrill, Ltd.	7,387	289,101
Statoil ASA	21,390	553,308
Telenor ASA	13,029	254,308
Yara International ASA	4,291	215,510

		1,868,354
Peru - 0.2%
Compania de Minas Buenaventura SA	2,698	91,405
Compania de Minas Buenaventura SA, ADR	2,231	86,920

181

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Peru (continued)
Credicorp SA	1,295	$160,969
Credicorp, Ltd.	76	9,521
Southern Peru Copper Corp.	4,302	147,344

		496,159
Philippines - 0.2%
Ayala Corp.	4,333	44,173
Ayala Land, Inc.	90,600	51,714
Bank of the Philippine Islands	13,328	25,472
BDO Unibank, Inc. (I)	17,621	27,353
Energy Development Corp.	36,498	5,311
Filinvest Land, Inc.	112,500	3,663
Globe Telecom, Inc.	140	3,882
Jollibee Foods Corp.	8,000	19,365
Manila Electric Company	13,252	80,758
Metropolitan Bank & Trust Company	13,697	30,322
Philippine Long Distance Telephone Company	1,220	81,313
SM Investments Corp.	3,768	65,696
SM Prime Holdings, Ltd.	71,145	24,151

		463,173
Poland - 0.3%
Asseco Poland SA	710	9,925
Bank Handlowy w Warszawie SA	731	20,150
Bank Millennium SA (I)	8,840	10,711
Bank Pekao SA	2,951	145,740
BRE Bank SA (I)	413	40,783
Cyfrowy Polsat SA (I)	3,617	16,625
Eurocash SA	1,287	15,854
Firma Oponiarska Debica SA	118	1,786
Grupa Lotos SA (I)	517	5,066
KGHM Polska Miedz SA	2,775	132,613
PGE SA	7,645	44,145
Polski Koncern Naftowy Orlen SA (I)	8,548	121,391
Polskie Gornictwo
Naftowe i Gazownictwo SA (I)	41,082	52,232
Powszechna Kasa Oszczednosci
Bank Polski SA	15,367	171,080
Telekomunikacja Polska SA	17,687	90,874
TVN SA	1,422	3,087

		882,062
Portugal - 0.1%
Banco Espirito Santo SA (I)(L)	29,929	21,764
EDP - Energias de Portugal SA	46,778	129,020
Galp Energia SGPS SA	3,842	62,458
Jeronimo Martins SGPS SA	2,898	48,404
Portugal Telecom SGPS SA	15,439	76,481

		338,127
Russia - 1.5%
Federal Grid Company Unified Energy System
JSC, GDR (I)(S)	1,087	4,047
Gazprom OAO, ADR	146,912	1,482,342
LUKOIL OAO, ADR	14,541	894,853
Mechel, ADR (L)	2,833	19,944
MMC Norilsk Nickel OJSC, ADR	16,921	269,890
Mobile TeleSystems OJSC, ADR	10,817	189,514
NovaTek OAO, GDR	1,917	226,729
Novolipetsk Steel OJSC, GDR	1,448	28,670
Pharmstandard OJSC, GDR (I)	1,320	18,744
Rosneft Oil Company, GDR (I)	38,621	260,631
Sberbank of Russia, ADR	34,900	406,430
Severstal OAO, GDR	4,250	53,168
Sistema JSFC, GDR	1,756	35,823
Surgutneftegas OAO, ADR (L)	13,350	121,538

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Russia (continued)
Surgutneftegas OAO, ADR, Class B	17,404	$114,135
Tatneft OAO, ADR	4,533	187,984
VTB Bank OJSC, GDR	21,911	72,942

		4,387,384
Singapore - 1.3%
Ascendas Real Estate Investment Trust	21,469	42,081
CapitaLand, Ltd.	52,412	135,245
CapitaMall Trust	59,850	98,376
CapitaMalls Asia, Ltd.	31,000	41,556
City Developments, Ltd.	10,285	98,067
ComfortDelGro Corp., Ltd.	41,731	58,228
Cosco Corp. Singapore, Ltd. (L)	33,000	25,827
DBS Group Holdings, Ltd.	35,112	410,106
Fraser and Neave, Ltd. (I)	20,900	150,786
Genting Singapore PLC	99,800	111,015
Golden Agri-Resources, Ltd.	155,201	83,117
Hutchison Port Holdings Trust	105,300	76,364
Jardine Cycle and Carriage, Ltd.	2,623	102,530
Keppel Corp., Ltd.	27,478	253,916
Keppel Land, Ltd.	17,755	51,180
Neptune Orient Lines, Ltd. (I)	28,616	26,234
Olam International, Ltd.	36,023	59,813
Oversea-Chinese Banking Corp., Ltd.	48,643	369,221
SembCorp Industries, Ltd.	20,604	94,865
SembCorp Marine, Ltd.	23,293	93,903
Singapore Airlines, Ltd.	13,260	115,868
Singapore Exchange, Ltd.	20,399	116,000
Singapore Press Holdings, Ltd.	29,441	97,552
Singapore Technologies Engineering, Ltd.	33,798	97,330
Singapore Telecommunications, Ltd.	153,410	399,369
StarHub, Ltd.	21,000	63,531
United Overseas Bank, Ltd.	24,683	394,115
UOL Group, Ltd.	16,531	76,984
Wilmar International, Ltd.	32,000	84,380

		3,827,559
South Africa - 1.9%
ABSA Group, Ltd.	5,765	95,961
African Bank Investments, Ltd.	13,371	53,135
African Rainbow Minerals, Ltd.	3,461	67,857
Anglo American Platinum, Ltd. (I)(L)	1,472	75,798
AngloGold Ashanti, Ltd.	7,283	255,748
ArcelorMittal South Africa, Ltd. (I)	2,574	12,701
Aspen Pharmacare Holdings, Ltd. (I)	4,390	75,471
Aveng, Ltd.	9,037	33,984
Bidvest Group, Ltd.	7,302	180,853
Discovery Holdings, Ltd.	6,145	41,007
Exxaro Resources, Ltd.	2,723	52,709
FirstRand, Ltd.	58,792	197,127
Gold Fields, Ltd.	13,492	172,500
Growthpoint Properties, Ltd.	29,612	88,526
Harmony Gold Mining Company, Ltd.	9,268	77,573
Impala Platinum Holdings, Ltd.	12,101	202,328
Imperial Holdings, Ltd.	3,486	78,592
Investec, Ltd.	4,332	26,611
Kumba Iron Ore, Ltd. (L)	1,477	89,380
Liberty Holdings, Ltd.	1,116	13,315
Massmart Holdings, Ltd.	2,574	51,636
MMI Holdings, Ltd. (L)	9,922	25,267
Mr. Price Group, Ltd.	4,452	67,414
MTN Group, Ltd.	34,339	661,397
Naspers, Ltd.	7,309	452,708
Nedbank Group, Ltd.	5,487	120,681
Netcare, Ltd.	24,570	52,861

182

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Northam Platinum, Ltd. (I)	3,938	$14,120
Pick’n Pay Stores, Ltd.	4,153	22,279
Pretoria Portland Cement Company, Ltd.	18,222	63,499
Redefine Income Fund, Ltd.	45,895	51,589
Remgro, Ltd.	9,871	172,493
Reunert, Ltd.	1,838	15,233
RMB Holdings, Ltd.	17,617	78,388
RMI Holdings	17,617	45,619
Sanlam, Ltd.	32,194	145,399
Sappi, Ltd. (I)	18,486	52,626
Sasol, Ltd.	10,427	464,494
Shoprite Holdings, Ltd.	10,318	208,815
Standard Bank Group, Ltd. (L)	25,872	328,583
Steinhoff International Holdings, Ltd. (I)(L)	23,101	72,437
The Foschini Group, Ltd.	3,226	49,169
Tiger Brands, Ltd.	3,083	101,323
Trans Hex Group, Ltd. (I)	577	210
Truworths International, Ltd.	10,550	119,225
Vodacom Group, Ltd.	6,961	85,468
Woolworths Holdings, Ltd.	14,552	106,330

		5,520,439
South Korea - 3.6%
Amorepacific Corp.	73	77,564
AMOREPACIFIC Group	52	23,064
Asiana Airlines, Inc. (I)	6	37
BS Financial Group, Inc.	4,805	51,590
Celltrion, Inc. (I)	2,310	58,176
Cheil Industries, Inc.	1,080	98,026
CJ CheilJedang Corp.	135	37,221
Daelim Industrial Company, Ltd.	470	39,846
Daewoo Engineering &
Construction Company, Ltd. (I)	3,921	36,716
Daewoo International Corp.	677	25,501
Daewoo Securities Company, Ltd.	5,465	62,214
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	2,200	50,924
DGB Financial Group, Inc.	2,820	37,150
Dongbu Insurance Company, Ltd.	960	41,784
Dongkuk Steel Mill Company, Ltd.	1,370	19,954
Doosan Corp.	360	44,123
Doosan Heavy Industries and
Construction Company, Ltd.	690	34,561
Doosan Infracore Company, Ltd. (I)	1,290	21,787
E-Mart Company, Ltd.	524	114,293
GS Engineering & Construction Corp.	713	48,771
GS Holdings Corp.	1,190	70,973
Hana Financial Group, Inc.	3,640	110,147
Hanjin Shipping Holdings Company, Ltd. (I)	7	45
Hankook Tire Company, Ltd.	1,700	63,630
Hanwha Chemical Corp.	892	17,005
Hanwha Corp.	1,010	31,257
Hitejinro Holdings Company, Ltd.	6	55
Honam Petrochemical Corp.	340	80,490
Hyosung Corp.	550	30,628
Hyundai Department Store Company, Ltd.	420	57,533
Hyundai Development Company	790	15,719
Hyundai Engineering &
Construction Company, Ltd.	1,090	65,772
Hyundai Glovis Company, Ltd.	300	65,349
Hyundai Heavy Industries Company, Ltd.	780	174,811
Hyundai Mipo Dockyard	270	32,574
Hyundai Mobis	1,396	388,650
Hyundai Motor Company	2,890	651,616
Hyundai Securities Company, Ltd.	2,644	21,940

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hyundai Steel Company	1,122	$88,129
Industrial Bank of Korea	4,670	51,199
Kangwon Land, Inc.	2,090	46,928
KB Financial Group, Inc.	6,710	236,987
KB Financial Group, Inc., ADR	206	7,270
KCC Corp.	100	26,217
Kia Motors Corp.	4,488	278,799
Korea Electric Power Corp. (I)	5,980	150,139
Korea Electric Power Corp., ADR (I)(L)	744	9,240
Korea Exchange Bank (I)	4,900	37,286
Korea Gas Corp.	830	53,499
Korea Investment Holdings Company, Ltd.	1,090	38,661
Korea Life Insurance Company, Ltd.	4,330	29,976
Korea Line Corp. (I)	60	223
Korea Zinc Company, Ltd.	200	87,156
Korean Air Lines Company, Ltd. (I)	807	34,430
Korean Reinsurance Company, Ltd.	24	255
KT Corp.	1,277	40,293
KT Corp., ADR	266	4,160
KT&G Corp.	2,210	168,238
Kumho Industrial Company, Ltd. (I)	247	662
Kumho Petrochemical Company, Ltd.	204	22,460
LG Chem, Ltd.	924	273,426
LG Corp.	1,921	106,478
LG Display Company, Ltd. (I)	5,650	143,032
LG Display Company, Ltd., ADR (I)	57	716
LG Electronics, Inc.	2,188	135,017
LG Household & Health Care, Ltd.	180	102,553
LG Innotek Company, Ltd. (I)	210	15,212
LG Uplus Corp.	5,871	38,363
Lotte Confectionery Company, Ltd.	4	5,582
Lotte Shopping Company, Ltd.	240	68,842
LS Cable, Ltd.	380	32,985
LS Industrial Systems Company, Ltd.	440	27,539
Mirae Asset Securities Company, Ltd.	285	8,579
NCSoft Corp.	320	68,212
NHN Corp.	830	216,392
OCI Company, Ltd.	303	48,744
POSCO	1,341	437,979
S-Oil Corp.	1,000	94,650
S1 Corp.	140	8,605
Samsung C&T Corp.	2,410	141,958
Samsung Card Company, Ltd.	900	32,344
Samsung Electro-Mechanics Company, Ltd.	1,440	124,006
Samsung Electronics Company, Ltd.	2,070	2,492,139
Samsung Engineering Company, Ltd.	580	99,513
Samsung Fire & Marine
Insurance Company, Ltd.	720	154,451
Samsung Heavy Industries Company, Ltd.	3,310	111,349
Samsung SDI Company, Ltd.	688	97,508
Samsung Securities Company, Ltd.	1,186	55,555
Samsung Techwin Company, Ltd.	797	45,853
Shinhan Financial Group Company, Ltd., ADR	175	11,750
Shinhan Financial Group Company, Ltd.	9,270	313,161
Shinsegae Company, Ltd.	185	34,614
SK C&C Company, Ltd.	340	30,330
SK Holdings Company, Ltd.	592	82,295
SK Hynix, Inc. (I)	11,220	227,864
SK Innovation Company, Ltd.	1,167	175,306
SK Networks Company, Ltd.	2,970	27,275
SK Telecom Company, Ltd.	398	52,364
SK Telecom Company, Ltd., ADR	657	9,553
Woongjin Coway Company, Ltd.	1,060	29,139
Woori Finance Holdings Company, Ltd.	6,360	62,497
Woori Investment & Securities Company, Ltd.	2,521	26,437

183

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Yuhan Corp.	200	$27,516

		10,511,386
Spain - 1.8%
Abertis Infraestructuras SA	5,610	82,784
Acciona SA	627	35,816
Acerinox SA (I)(L)	2,601	29,283
ACS Actividades de Construccion
y Servicios SA (L)	3,053	63,143
Amadeus IT Holding SA, A Shares	3,953	92,291
Banco Bilbao Vizcaya Argentaria SA	86,221	681,713
Banco de Sabadell SA (L)	23,340	62,905
Banco de Valencia SA (I)	95	22
Banco Popular Espanol SA (I)(L)	21,247	46,596
Banco Santander SA (I)	175,110	1,311,864
Bankia SA (I)(L)	17,248	28,804
CaixaBank (L)	16,961	63,754
Distribuidora Internacional de Alimentacion SA	12,644	69,914
Enagas SA	2,991	59,144
Ferrovial SA	7,864	102,573
Gas Natural SDG SA	4,137	58,716
Grifols SA (I)	2,505	82,823
Grifols SA, B Shares (I)	250	5,658
Iberdrola SA (L)	82,628	375,909
Inditex SA	4,141	514,088
Mapfre SA	14,650	40,118
Red Electrica Corp. SA	2,102	99,834
Repsol SA	16,492	320,995
Telefonica SA (I)	76,975	1,026,424
Zardoya Otis SA	2,951	34,745

		5,289,916
Sweden - 2.0%
Alfa Laval AB	6,405	116,490
Assa Abloy AB, Series B	5,832	189,286
Atlas Copco AB, Series A	11,483	269,021
Atlas Copco AB, Series B	5,423	113,851
Boliden AB	4,826	80,788
CDON Group AB (I)	1,132	7,113
Electrolux AB	4,332	107,257
Getinge AB, B Shares	3,600	108,757
Hennes & Mauritz AB, B Shares	17,550	611,175
Hexagon AB	4,600	98,994
Holmen AB, Series B	229	6,258
Husqvarna AB, B Shares	2,659	13,600
Investment AB Kinnevik	3,925	81,633
Investor AB, B Shares	7,800	172,120
Lundin Petroleum AB (I)	4,299	105,085
Modern Times Group AB, B Shares	785	34,756
Nordea Bank AB	50,758	503,910
Ratos AB	3,219	28,462
Sandvik AB	19,170	261,202
Scania AB, Series B	5,700	104,937
Securitas AB, Series B	1,701	12,802
Skandinaviska Enskilda Banken AB, Series A	22,665	190,389
Skanska AB, Series B	6,841	110,960
SKF AB, B Shares	7,396	160,084
SSAB AB, Series A (L)	1,427	10,184
Svenska Cellulosa AB, B Shares	9,724	180,980
Svenska Handelsbanken AB, Class A	9,341	350,899
Swedbank AB, Class A	15,527	292,071
Swedish Match AB	4,056	164,213
Tele2 AB, Series B	6,059	110,150
Telefonaktiebolaget LM Ericsson, B Shares	58,443	533,054
TeliaSonera AB	41,880	301,899

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Volvo AB, Series B	26,447	$372,381

		5,804,761
Switzerland - 6.2%
ABB, Ltd. (I)	40,992	770,627
Actelion, Ltd. (I)	2,115	106,102
Adecco SA (I)	2,529	120,724
Aryzta AG (I)	1,665	79,942
Baloise Holding AG	907	71,429
Banque Cantonale Vaudoise	57	29,556
Barry Callebaut AG (I)	35	32,495
Cie Financiere Richemont SA	9,743	584,169
Credit Suisse Group AG (I)	22,648	481,664
GAM Holding AG (I)	3,747	48,908
Geberit AG (I)	692	150,766
Givaudan AG (I)	159	151,088
Glencore International PLC (L)	70,974	394,572
Holcim, Ltd. (I)	4,682	298,148
Julius Baer Group, Ltd. (I)	3,756	130,977
Kuehne & Nagel International AG	1,031	116,661
Lindt & Spruengli AG - PC (I)	17	53,816
Lindt & Spruengli AG - REG (I)	2	72,269
Lonza Group AG (I)	960	50,300
Nestle SA	62,182	3,922,511
Novartis AG	43,927	2,688,613
Pargesa Holding SA	403	26,720
Partners Group Holding AG	258	53,704
Roche Holdings AG	13,224	2,470,315
Schindler Holding AG
(Participation Certificates)	887	109,190
Schindler Holding AG (Registered Shares)	350	43,254
SGS SA	101	207,460
Sika AG (I)	39	79,638
Sonova Holding AG (I)	938	94,910
STMicroelectronics NV	11,860	64,149
Straumann Holding AG	106	14,121
Sulzer AG	481	70,066
Swiss Life Holding (I)	506	60,409
Swiss Prime Site AG (I)	918	75,841
Swiss Re, Ltd. (I)	6,406	412,212
Swisscom AG	442	177,824
Syngenta AG	1,766	659,956
The Swatch Group AG (Bearer Shares)	589	234,938
The Swatch Group AG (Registered Shares)	829	57,782
Transocean, Ltd. (I)	6,392	286,641
UBS AG (I)	68,141	831,630
Wolseley PLC	5,486	234,742
Xstrata PLC (I)	39,610	614,688
Zurich Insurance Group AG (I)	2,753	685,474

		17,921,001
Taiwan - 2.1%
Acer, Inc. (I)	41,783	40,879
Advanced Semiconductor Engineering, Inc.	91,632	70,101
Advantech Company, Ltd.	7,195	26,268
Asia Cement Corp.	19,971	25,246
Asia Optical Company, Inc. (I)	59	67
Asustek Computer, Inc.	11,754	127,008
AU Optronics Corp. (I)	111,616	39,810
Catcher Technology Company, Ltd.	10,384	48,893
Cathay Financial Holdings Company, Ltd.	111,667	119,541
Chang Hwa Commercial Bank	86,306	46,628
Cheng Shin Rubber Industry Company, Ltd.	15,037	39,422
Cheng Uei Precision Industry Company, Ltd.	6,949	16,558
Chicony Electronics Company, Ltd.	10,122	23,832

184

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Chimei Innolux Corp. (I)	72,470	$26,180
China Airlines, Ltd. (I)	16,123	6,736
China Development
Financial Holdings Corp. (I)	200,072	49,292
China Motor Corp.	40	38
China Steel Corp.	209,580	190,153
Chinatrust Financial Holding Company, Ltd.	184,739	111,069
Chunghwa Telecom Company, Ltd.	57,165	183,130
Compal Communications, Inc. (I)	307	333
Compal Electronics, Inc.	60,071	54,014
D-Link Corp.	934	569
Delta Electronics, Inc.	27,475	105,841
E.Sun Financial Holding Company, Ltd.	34,321	19,357
Epistar Corp.	11,828	25,103
Eternal Chemical Company, Ltd.	12,344	10,474
Eva Airways Corp. (I)	14,961	8,761
Evergreen Marine Corp., Ltd. (I)	24,199	12,709
Everlight Electronics Company, Ltd.	4,356	7,010
Far Eastern Department Stores Company, Ltd.	15,884	17,077
Far Eastern New Century Corp.	48,101	54,108
Far EasTone
Telecommunications Company, Ltd.	18,927	46,819
Feng Hsin Iron & Steel Company	12,000	20,671
Firich Enterprises Co., Ltd.	438	561
First Financial Holding Company, Ltd.	92,441	57,055
Formosa Chemicals & Fibre Corp.	46,350	123,945
Formosa Petrochemical Corp.	18,990	56,914
Formosa Plastics Corp.	77,700	221,520
Formosa Taffeta Company, Ltd.	16,000	15,341
Foxconn Technology Company, Ltd.	8,387	32,389
Fubon Financial Holding Company, Ltd.	85,649	92,217
Hon Hai Precision Industry Company, Ltd.	191,198	592,150
HTC Corp.	14,528	140,448
Hua Nan Financial Holdings Company, Ltd.	67,382	37,820
Inotera Memories, Inc. (I)	46,616	8,051
Inventec Corp.	35,113	13,845
Kinsus Interconnect Technology Corp.	4,422	12,928
Largan Precision Company, Ltd.	1,101	22,688
Lite-On Technology Corp.	24,607	31,778
Macronix International	38,246	12,721
MediaTek, Inc.	17,977	188,940
Mega Financial Holding Company, Ltd.	130,447	99,642
Mosel Vitelic, Inc. (I)	315	25
Motech Industries, Inc. (I)	4,052	4,252
Nan Ya Plastics Corp.	90,520	180,714
Nan Ya Printed Circuit Board Corp.	3,234	5,254
Novatek Microelectronics Corp., Ltd.	8,277	29,941
Pan-International Industrial (I)	269	267
Pegatron Corp.	25,934	33,544
Phison Electronics Corp.	2,399	19,248
Pou Chen Corp.	26,247	26,790
Powerchip Semiconductor Corp. (I)	960	27
Powertech Technology, Inc.	12,536	23,941
President Chain Store Corp.	10,224	54,497
Quanta Computer, Inc.	36,198	95,693
Realtek Semiconductor Corp. (I)	8,356	16,480
Richtek Technology Corp.	1,212	7,221
Shin Kong Financial Holding Company, Ltd. (I)	114,466	31,759
Siliconware Precision Industries Company	45,426	49,936
Simplo Technology Company, Ltd.	6,655	39,634
SinoPac Financial Holdings Company, Ltd.	72,089	30,224
Synnex Technology International Corp.	13,506	30,519
Taishin Financial Holdings Company, Ltd.	54,288	20,835
Taiwan Cement Corp.	50,476	62,433
Taiwan Cooperative Financial Holding	73,057	40,422

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Fertilizer Company, Ltd.	11,000	$29,715
Taiwan Glass Industrial Corp.	21,018	21,246
Taiwan Mobile Company, Ltd.	26,317	95,911
Taiwan Semiconductor
Manufacturing Company, Ltd.	472,316	1,439,209
Teco Electric & Machinery Company, Ltd.	32,000	22,120
Transcend Information, Inc.	4,405	11,879
Tripod Technology Corp.	8,127	19,944
Tung Ho Steel Enterprise Corp.	12,849	13,073
U-Ming Marine Transport Corp.	9,000	14,361
Uni-President Enterprises Corp.	65,695	116,202
Unimicron Technology Corp.	15,453	18,349
United Microelectronics Corp.	202,259	83,822
Wafer Works Corp.	106	60
Walsin Lihwa Corp. (I)	25,000	8,697
Wan Hai Lines, Ltd. (I)	5,460	3,052
Wintek Corp. (I)	26,398	13,756
Wistron Corp.	31,953	38,380
WPG Holdings Company, Ltd.	20,577	27,262
Ya Hsin Industrial Company, Ltd. (I)	14,000	0
Yang Ming Marine Transport Corp. (I)	28,050	11,678
Yuanta Financial Holdings Company, Ltd.	142,101	74,355
Yulon Motor Company, Ltd.	14,419	28,911
Zinwell Corp.	723	724

		6,231,012
Thailand - 0.6%
Advanced Info Service PCL	23,200	161,300
Bangkok Bank PCL	9,000	56,468
Bangkok Bank PCL, Foreign Shares	17,100	111,364
Bangkok Expressway PCL	4,000	3,834
Bank of Ayudhya PCL	37,100	37,874
Banpu PCL	3,400	43,301
BEC World PCL	11,019	27,386
Charoen Pokphand Foods PCL	48,700	53,004
CP ALL PCL	89,210	102,890
IRPC PCL	97,700	13,522
Kasikornbank PCL (Foreign Shares)	47,300	279,747
Krung Thai Bank PCL	52,000	30,916
PTT Exploration & Production PCL	26,100	137,792
PTT Global Chemical PCL	35,053	71,746
PTT PCL, Foreign Shares	17,900	191,329
Siam Cement PCL (Foreign Shares)	8,400	108,397
Siam Commercial Bank PCL	31,748	173,799
Thai Oil PCL	13,200	27,982

		1,632,651
Turkey - 0.4%
Akbank TAS	25,630	101,418
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,447	66,102
Arcelik AS	3,796	20,213
Asya Katilim Bankasi AS (I)	10,118	11,163
BIM Birlesik Magazalar AS	1,594	66,559
Enka Insaat ve Sanayi AS	12,395	31,056
Eregli Demir ve Celik Fabrikalari TAS	25,307	31,161
HACI Omer Sabanci Holding AS	13,187	57,888
KOC Holdings AS	12,316	49,281
Tupras Turkiye Petrol Rafinerileri AS	2,694	61,525
Turk Hava Yollari (I)	12,630	26,460
Turk Telekomunikasyon AS	15,459	61,605
Turkcell Iletisim Hizmetleri AS (I)	19,742	120,411
Turkiye Garanti Bankasi AS	51,188	213,953
Turkiye Halk Bankasi AS	6,636	51,775
Turkiye Is Bankasi, Class C	40,014	125,794
Turkiye Vakiflar Bankasi Tao, Class D	17,122	37,021

185

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Yapi ve Kredi Bankasi AS (I)	19,138	$45,654

		1,179,039
Ukraine - 0.0%
Kernel Holding SA (I)	821	16,657
United Kingdom - 13.2%
3i Group PLC	17,076	61,592
Aberdeen Asset Management PLC	16,111	81,136
Admiral Group PLC	2,941	50,140
Aggreko PLC	5,090	190,614
AMEC PLC	6,786	125,971
Anglo American PLC	25,912	762,778
Antofagasta PLC	7,527	154,095
ARM Holdings PLC	26,088	243,267
Associated British Foods PLC	6,240	130,039
AstraZeneca PLC	24,868	1,188,019
Aviva PLC	55,447	286,513
Babcock International Group PLC	7,421	111,272
BAE Systems PLC	61,876	325,738
Balfour Beatty PLC	7,728	38,006
Barclays PLC	221,146	769,791
BG Group PLC	64,775	1,311,635
BHP Billiton PLC	39,654	1,238,352
BP PLC	356,993	2,519,728
British American Tobacco PLC	37,046	1,904,855
British Land Company PLC	16,118	136,151
British Sky Broadcasting Group PLC	22,006	264,374
BT Group PLC	144,746	539,894
Bunzl PLC	4,649	83,404
Burberry Group PLC	8,196	133,082
Capita PLC	11,493	143,999
Capital Shopping Centres Group PLC	11,282	59,768
Carnival PLC	2,878	106,337
Centrica PLC	96,243	510,122
Cobham PLC	23,239	83,385
Compass Group PLC	37,148	410,854
Croda International PLC (I)	2,539	99,583
Diageo PLC	47,736	1,344,078
Eurasian Natural Resources Corp. PLC	3,511	17,595
Evraz PLC	6,286	25,131
G4S PLC	22,536	96,862
GKN PLC	30,158	104,838
GlaxoSmithKline PLC	94,996	2,191,348
Hammerson PLC	13,894	101,391
HSBC Holdings PLC	336,539	3,122,786
ICAP PLC	11,734	61,035
IMI PLC	6,025	87,832
Imperial Tobacco Group PLC	19,238	713,094
Inmarsat PLC	7,073	67,559
Intercontinental Hotels Group PLC	5,543	145,403
International Consolidated
Airlines Group SA (I)	8,501	20,490
Intertek Group PLC	3,224	142,919
Invensys PLC	9,591	36,346
Investec PLC	9,770	60,492
ITV PLC	70,518	100,966
J Sainsbury PLC	21,464	120,628
Johnson Matthey PLC	3,582	139,931
Kazakhmys PLC	3,789	42,609
Kingfisher PLC	45,968	196,425
Ladbrokes PLC	5	14
Land Securities Group PLC	15,198	187,108
Legal & General Group PLC	110,533	236,193
Lloyds Banking Group PLC (I)	788,344	496,715
London Stock Exchange Group PLC	2,995	45,679

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Lonmin PLC (L)	2,812	$25,432
Man Group PLC	38,396	51,270
Marks & Spencer Group PLC	29,768	171,751
Meggitt PLC (I)	15,287	97,753
National Grid PLC	67,942	750,016
Next PLC	3,410	190,409
Old Mutual PLC	92,870	255,658
Pearson PLC	15,549	304,267
Petrofac, Ltd.	5,253	135,704
PIK Group, GDR (I)(L)	11,522	25,571
Prudential PLC	48,629	631,002
Reckitt Benckiser Group PLC	12,067	695,252
Reed Elsevier PLC	23,221	222,317
Resolution, Ltd.	28,154	98,865
Rexam PLC	12,743	89,724
Rio Tinto PLC	26,182	1,223,912
Rolls-Royce Holdings PLC (I)	35,966	490,841
Royal Bank of Scotland Group PLC (I)	35,144	145,967
RSA Insurance Group PLC	71,587	127,961
SABMiller PLC	18,206	800,936
Schroders PLC	2,584	63,575
Segro PLC	10,785	39,562
Serco Group PLC	8,805	82,645
Severn Trent PLC	4,277	116,001
Smith & Nephew PLC	18,531	204,674
Smiths Group PLC	7,492	125,647
SSE PLC	17,910	402,878
Standard Chartered PLC	46,431	1,051,741
Standard Life PLC	45,208	199,738
Tate & Lyle PLC	9,029	97,124
Tesco PLC	153,027	821,086
The Sage Group PLC	23,422	118,787
The Weir Group PLC	4,239	121,402
TUI Travel PLC	7,101	26,903
Tullow Oil PLC	17,329	384,380
Unilever PLC	24,523	893,178
United Utilities Group PLC	13,013	150,686
Vedanta Resources PLC	2,522	42,169
Vodafone Group PLC	946,588	2,694,047
Whitbread PLC	2,873	105,502
WM Morrison Supermarkets PLC	41,403	190,937

		38,437,231
United States - 0.1%
Brookfield Office Properties, Inc.	5,290	87,925
Catamaran Corp. (I)	1,200	117,608
Sims Metal Management, Ltd.	3,110	30,639

		236,172

TOTAL COMMON STOCKS (Cost $240,756,200)		$276,482,703

PREFERRED SECURITIES - 1.9%
Brazil - 1.4%
AES Tiete SA	2,400	26,992
Banco Bradesco SA	35,318	567,423
Banco do Estado do Rio Grande do Sul SA	3,894	33,115
Bradespar SA	5,800	80,509
Braskem SA, A Shares	3,700	26,045
Centrais Eletricas Brasileiras SA	4,400	39,567
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	2,031	90,718
Cia Paranaense de Energia	2,000	32,655
Companhia de Transmissao de Energia
Eletrica Paulista	1,010	18,773
Companhia Energetica de Minas Gerais	6,867	83,261

186

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Brazil (continued)
Companhia Energetica de Sao Paulo	3,949	$42,173
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	2,135	20,747
Gerdau SA	13,800	131,244
Itau Unibanco Holding SA	45,100	680,532
Itausa - Investimentos Itau SA	56,588	252,061
Klabin SA	14,000	73,203
Lojas Americanas SA	9,511	74,457
Marcopolo SA	3,900	22,797
Metalurgica Gerdau SA	7,000	84,356
Oi SA	16,268	65,400
Petroleo Brasileiro SA	73,452	810,517
Telefonica Brasil SA	6,418	140,216
Usinas Siderurgicas de Minas Gerais SA	9,850	49,171
Vale SA	37,568	653,606

		4,099,538
Germany - 0.4%
Bayerische Motoren Werke AG, 2.320%	607	31,204
Henkel AG & Company KGaA, 0.800%	3,374	268,511
Porsche Automobil Holding SE, 0.760%	2,945	176,534
RWE AG, 2.000%	726	28,976
Volkswagen AG, 3.060%	2,738	500,126

		1,005,351
South Korea - 0.1%
Hyundai Motor Company, Ltd.	660	42,732
Hyundai Motor Company, Ltd., 2nd Preferred	660	45,900
Hyundai Securities Company	1,064	7,685
Samsung Electronics Company, Ltd.	440	310,599

		406,916

TOTAL PREFERRED SECURITIES (Cost $5,133,587)		$5,511,805

RIGHTS - 0.0%
CaixaBank (Expiration
Date: 10/05/2012) (I)(N)	16,961	$1,395
Cie Generale de Geophysique - Veritas
(Expiration Date: 10/12/2012; Strike Price
EUR 17.00) (I)	2,600	4,196
KTB Investment & Securities Company, Ltd.
(Expiration Date: 10/11/2012; Strike Price:
THB 12.60 ) (I)	13,000	2,407
YTL Corp. BHD (Expiration Date: 10/17/2012;
Strike Price: MYR 0.20) (I)	6,825	636

TOTAL RIGHTS (Cost $1,295)		$8,634

WARRANTS - 0.0%
Kinross Gold Corp. (Expiration Date:
09/17/2014, Strike Price: $21.30) (I)	605	431

TOTAL WARRANTS (Cost $2,883)		$431

SECURITIES LENDING COLLATERAL - 10.6%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	3,067,082	$30,697,197

TOTAL SECURITIES LENDING
COLLATERAL (Cost $30,696,036)		$30,697,197

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds* - 1.1%
AIM Short-Term Investment Trust, STIC Prime
Portfolio, 0.010% (Y)	3,341,796	3,341,796

TOTAL SHORT-TERM INVESTMENTS (Cost $3,341,796)		$3,341,796

Total Investments (International Equity Index Trust A)
(Cost $279,931,797) - 108.8%		$316,042,566
Other assets and liabilities, net - (8.8%)		(25,524,420)

TOTAL NET ASSETS - 100.0%		$290,518,146

International Equity Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.7%
Australia - 5.8%
AGL Energy, Ltd.	10,643	$164,968
ALS, Ltd.	6,560	58,048
Alumina, Ltd.	46,279	40,321
Amcor, Ltd.	25,609	205,591
AMP, Ltd.	54,140	242,159
APA Group, Ltd. (L)	10,703	52,616
Asciano, Ltd.	18,498	83,082
ASX, Ltd.	3,001	91,852
Australia & New Zealand Banking Group, Ltd.	51,571	1,319,135
Bendigo and Adelaide Bank, Ltd.	7,546	59,948
BHP Billiton, Ltd.	60,907	2,086,888
Boral, Ltd.	15,024	59,598
Brambles, Ltd.	29,475	213,824
Caltex Australia, Ltd.	2,363	40,326
Centro Retail Australia	24,248	52,559
CFS Retail Property Trust Group	32,060	64,166
Coca-Cola Amatil, Ltd.	11,044	154,805
Cochlear, Ltd.	902	62,677
Commonwealth Bank of Australia	30,391	1,752,209
Computershare, Ltd.	7,493	64,275
Crown, Ltd.	6,963	65,509
CSL, Ltd.	10,201	485,217
Dart Energy, Ltd. (I)	8,396	1,479
Dexus Property Group	98,896	97,425
Echo Entertainment Group, Ltd.	15,862	62,750
Fairfax Media, Ltd. (L)	28,706	12,269
Fortescue Metals Group, Ltd. (L)	23,622	84,408
Goodman Group	26,994	110,819
GPT Group	30,896	108,439
Harvey Norman Holding, Ltd. (L)	6,970	13,969
Iluka Resources, Ltd.	8,724	88,087
Incitec Pivot, Ltd.	32,945	101,265
Insurance Australia Group, Ltd.	38,132	172,245
Leighton Holdings, Ltd.	2,923	50,080
Lend Lease Corp.	10,730	87,031
Lynas Corp., Ltd. (I)(L)	38,524	31,209
Macquarie Group, Ltd.	7,018	206,049
Metcash, Ltd.	10,625	38,902
Mirvac Group	65,898	97,500
National Australia Bank, Ltd.	41,724	1,099,328
Newcrest Mining, Ltd.	14,726	437,693
Nufarm, Ltd.	556	3,488
Orica, Ltd.	6,936	178,259
Origin Energy, Ltd.	21,807	255,937
OZ Minerals, Ltd.	4,966	34,539
Qantas Airways, Ltd. (I)	28,030	35,312

187

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
QBE Insurance Group, Ltd.	21,690	$290,358
QR National, Ltd.	33,629	118,528
Ramsay Health Care, Ltd.	2,825	70,224
Rio Tinto, Ltd.	8,607	472,200
Santos, Ltd.	18,262	214,011
Sonic Healthcare, Ltd.	6,727	94,533
SP AusNet	39,545	42,859
Stockland	46,096	159,258
Suncorp Group, Ltd.	24,817	237,746
Sydney Airport	7,889	25,798
Tabcorp Holdings, Ltd.	14,208	40,662
Tatts Group, Ltd.	22,985	64,438
Telstra Corp., Ltd.	84,242	341,753
Toll Holdings, Ltd.	13,089	59,852
Transurban Group	26,723	166,002
Wesfarmers, Ltd.	20,935	743,735
Wesfarmers, Ltd. (Price Protected Shares)	2,660	98,361
Westfield Group	41,601	436,883
Westfield Retail Trust	55,027	164,498
Westpac Banking Corp.	58,754	1,509,078
Whitehaven Coal, Ltd.	9,666	28,443
Woodside Petroleum, Ltd.	12,450	425,746
Woolworths, Ltd.	23,533	700,555
WorleyParsons, Ltd.	4,072	118,806

		17,452,582
Austria - 0.2%
Andritz AG	1,386	78,685
Erste Group Bank AG (I)	3,923	87,931
Immoeast AG (I)	9,682	0
IMMOFINANZ AG (I)	14,523	52,752
OMV AG	3,353	117,509
Raiffeisen Bank International AG (L)	784	28,515
Telekom Austria AG	5,936	41,996
Verbund AG, Class A	1,141	23,637
Vienna Insurance Group AG	771	32,758
Voestalpine AG	2,038	61,235

		525,018
Belgium - 0.8%
Ageas	5,132	93,364
Anheuser-Busch InBev NV	15,400	1,317,342
Belgacom SA	3,375	103,114
Colruyt SA (L)	1,515	66,093
Delhaize Group SA	1,962	75,831
Groupe Bruxelles Lambert SA	1,559	115,832
KBC Groep NV	3,626	87,489
Mobistar SA (I)	446	14,071
Solvay SA	1,200	139,341
Telenet Group Holding NV (L)	1,080	48,296
UCB SA	1,834	100,928
Umicore SA	2,468	129,413

		2,291,114
Brazil - 1.5%
All America Latina Logistica SA	7,500	31,003
Banco do Brasil SA	13,113	160,416
Banco Santander Brasil SA	12,894	94,260
BM&F Bovespa SA	34,376	207,723
BR Malls Participacoes SA	6,110	84,842
BR Properties SA	3,500	45,665
Braskem SA, ADR	1,584	22,350
BRF - Brasil Foods SA	12,620	217,944
CCR SA	17,100	154,784
Centrais Eletricas Brasileiras SA	6,700	39,990

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Centrais Eletricas Brasileiras SA, ADR,
B Shares	1,429	$12,904
Centrais Eletricas Brasileiras SA, ADR,
Ordinary Shares (L)	2,381	14,119
CETIP SA - Mercados Organizados	4,000	52,485
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR	628	28,329
Cia de Saneamento Basico do Estado de
Sao Paulo	1,990	81,465
Cia Hering	2,700	61,039
Cia Siderurgica Nacional SA	16,100	90,695
Cielo SA	6,775	169,070
Companhia de Bebidas das Americas	14,219	544,913
Cosan SA Industria e Comercio	3,511	64,132
CPFL Energia SA	4,400	48,596
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	4,000	34,332
Diagnosticos da America SA	4,400	26,479
EDP - Energias do Brasil SA	8,700	55,232
Embraer SA, ADR	1,026	27,312
Empresa SA	10,800	72,506
Fibria Celulose SA (I)	3,172	28,837
Fibria Celulose SA, ADR (I)(L)	1,562	14,589
Hypermarcas SA (I)	3,108	22,828
JBS SA (I)	15,473	51,290
Localiza Rent a Car SA	2,811	49,363
Lojas Renner SA	2,800	93,782
MRV Engenharia e Participacoes SA	6,501	38,899
Natura Cosmeticos SA	2,300	62,683
OGX Petroleo e Gas Participacoes SA (I)	30,000	91,010
Oi SA	8,585	42,008
Oi SA, ADR (L)	7,527	30,259
Oi SA, Series C, ADR	896	4,444
PDG Realty SA Empreendimentos
e Participacoes	12,764	24,052
Petroleo Brasileiro SA	53,929	619,828
Porto Seguro SA	4,419	44,446
Raia Drogasil SA	3,800	43,656
Souza Cruz SA	7,000	94,956
Telefonica Brasil SA, ADR (L)	499	10,848
Tim Participacoes SA	20,065	77,499
Tractebel Energia SA	2,700	42,619
Ultrapar Participacoes SA	6,000	134,991
Usinas Siderurgicas de Minas Gerais SA	4,400	25,220
Usinas Siderurgicas de Minas Gerais SA, ADR	800	4,008
Vale SA	24,700	444,594

		4,539,294
Canada - 8.2%
Agnico-Eagle Mines, Ltd.	3,313	171,868
Agrium, Inc.	3,161	327,965
Alimentation Couche Tard, Inc.	2,500	114,892
ARC Resources, Ltd. (L)	5,800	141,003
Athabasca Oil Corp. (I)	6,500	87,143
Bank of Montreal (L)	12,409	733,357
Bank of Nova Scotia (L)	21,548	1,181,841
Barrick Gold Corp.	19,630	820,263
Baytex Energy Corp. (L)	2,500	118,808
BCE, Inc. (L)	5,073	223,179
Bell Aliant, Inc. (L)	1,600	44,415
Bombardier, Inc. (L)	28,938	108,617
Bonavista Energy Corp. (L)	3,100	54,993
Brookfield Asset Management, Inc. (L)	10,851	374,614
Brookfield Residential Properties, Inc. (I)	515	7,234
CAE, Inc.	5,716	61,224

188

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Cameco Corp. (L)	7,766	$151,275
Canadian Imperial Bank of Commerce (L)	7,830	612,876
Canadian National Railway Company	8,598	760,798
Canadian Natural Resources, Ltd.	21,544	664,662
Canadian Oil Sands, Ltd.	9,500	203,413
Canadian Pacific Railway, Ltd.	3,274	271,718
Canadian Tire Corp., Ltd.	1,554	111,851
Canadian Utilities, Ltd.	1,100	76,858
Cenovus Energy, Inc.	14,664	511,771
Centerra Gold, Inc.	3,400	42,573
CGI Group, Inc. (I)	4,276	114,827
Chorus Aviation, Inc.	481	1,859
CI Financial Corp. (L)	3,033	70,094
Crescent Point Energy Corp. (L)	5,600	247,959
Eldorado Gold Corp.	13,200	201,269
Empire Company, Ltd.	700	42,138
Enbridge, Inc. (L)	14,652	572,309
Encana Corp. (L)	14,464	316,763
Enerplus Corp. (L)	4,100	67,979
Fairfax Financial Holdings, Ltd.	359	138,667
Finning International, Inc.	3,538	85,796
First Quantum Minerals, Ltd.	9,300	198,184
Fortis, Inc. (L)	3,900	133,015
Franco-Nevada Corp. (L)	2,900	170,944
George Weston, Ltd.	1,036	66,653
Gildan Activewear, Inc.	2,200	69,753
Goldcorp, Inc. (Toronto Exchange)	15,756	723,452
Great-West Lifeco, Inc. (L)	5,876	133,646
H&R Real Estate Investment Trust	1,800	46,121
Husky Energy, Inc. (L)	6,652	178,767
IAMGOLD Corp.	7,700	122,107
IGM Financial, Inc.	2,196	85,754
Imperial Oil, Ltd.	5,803	267,100
Industrial Alliance Insurance and
Financial Services, Inc.	2,000	57,044
Inmet Mining Corp.	1,000	47,533
Intact Financial Corp.	2,600	158,153
Kinross Gold Corp.	22,269	227,877
Loblaw Companies, Ltd. (L)	2,137	74,255
Magna International, Inc. (L)	4,286	185,330
Manulife Financial Corp. (L)(O)	35,024	422,169
MEG Energy Corp. (I)	2,600	98,885
Metro, Inc. (L)	2,000	118,808
National Bank of Canada (L)	3,268	247,319
New Gold, Inc (I)	9,700	118,894
Nexen, Inc.	10,364	262,500
Onex Corp.	1,932	76,250
Open Text Corp. (I)	1,100	60,656
Osisko Mining Corp. (I)	8,300	82,232
Pace Oil And Gas, Ltd. (I)	745	2,145
Pacific Rubiales Energy Corp. (L)	6,000	143,363
Pan American Silver Corp.	3,300	70,760
Pembina Pipeline Corp. (L)	5,600	157,217
Pengrowth Energy Trust (L)	10,800	72,835
Penn West Petroleum, Ltd. (L)	9,713	138,221
Potash Corp. of Saskatchewan, Inc.	16,633	722,946
Power Corp. of Canada (L)	6,717	163,296
Power Financial Corp. (L)	4,922	127,218
Precision Drilling Corp. (I)	4,500	35,383
Progress Energy Resources Corp.	3,600	80,195
QLT, Inc. (I)	230	1,811
Research In Motion, Ltd. (I)(L)	9,700	74,198
RioCan Real Estate Investment Trust	2,900	81,622
Ritchie Brothers Auctioneers, Inc. (L)	1,800	34,623
Rogers Communications, Inc., Class B (L)	7,942	321,525

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Royal Bank of Canada (L)	28,076	$1,614,706
Saputo, Inc. (L)	2,800	120,334
Shaw Communications, Inc., Class B (L)	7,402	151,488
Shoppers Drug Mart Corp. (L)	4,256	177,193
Silver Wheaton Corp.	7,100	282,238
SNC-Lavalin Group, Inc.	3,013	116,309
Sun Life Financial, Inc. (Toronto
Stock Exchange) (L)	11,352	263,506
Suncor Energy, Inc.	30,473	1,002,438
Talisman Energy, Inc.	20,426	273,012
Teck Resources, Ltd.	11,414	336,812
TELUS Corp., Non-Voting Shares	3,044	190,424
The Toronto-Dominion Bank (L)	17,700	1,476,170
Thomson Reuters Corp. (L)	7,411	214,241
Tim Hortons, Inc.	3,000	156,118
TMX Group Ltd. (I)	159	8,132
Tourmaline Oil Corp. (I)	2,700	84,287
TransAlta Corp. (L)	4,921	75,334
TransCanada Corp. (L)	13,650	621,199
Turquoise Hill Resources, Ltd. (I)	8,322	70,853
Valeant Pharmaceuticals International, Inc. (I)	5,850	322,878
Vermilion Energy, Inc. (L)	1,900	89,289
Viterra, Inc.	7,500	122,902
Yamana Gold, Inc. (L)	14,538	277,717

		24,547,210
Chile - 0.4%
Banco Santander Chile, ADR (L)	2,849	208,661
Cencosud SA	54,829	332,314
Cia Cervecerias Unidas SA, ADR	1,234	88,021
Corpbanca SA, ADR (L)	2,999	54,222
Empresa Nacional de Electricidad SA, ADR	2,350	112,706
Enersis SA, ADR	5,590	91,620
Latam Airlines Group SA (I)	1,632	40,654
Latam Airlines Group SA, ADR (L)	5,140	129,939
Sociedad Quimica y Minera de
Chile SA, ADR (L)	1,829	112,740
Vina Concha Y Toro SA, ADR	808	33,637

		1,204,514
China - 3.0%
Agile Property Holdings, Ltd.	30,789	34,684
Agricultural Bank of China, Ltd., H Shares	437,000	169,983
Air China, Ltd., H Shares	22,534	14,163
Aluminum Corp. of China, Ltd., H Shares (I)	81,220	33,064
Angang Steel Company, Ltd., H Shares (I)	51,547	26,424
Anhui Conch Cement Company, Ltd., H Shares	26,790	83,151
Bank of China, Ltd., H Shares	1,482,486	563,874
Bank of Communications Company, Ltd.,
H Shares	155,747	105,272
Beijing Capital International Airport
Company, Ltd., H Shares	74,789	50,069
Byd Company, Ltd., H Shares (I)	10,705	18,589
China BlueChemical, Ltd., H Shares	70,000	41,064
China Citic Bank Corp., Ltd., H Shares	152,400	71,790
China Coal Energy Company, Ltd., H Shares	91,000	82,594
China Communications Construction
Company, Ltd., H Shares	90,800	73,086
China Communications Services Corp., Ltd.,
H Shares	86,400	50,247
China Construction Bank Corp., H Shares	1,412,568	976,118
China COSCO Holdings Company, Ltd.,
H Shares (I)	50,796	20,712
China Dongxiang Group Company	87,500	9,326
China Life Insurance Company, Ltd., H Shares	140,624	405,095

189

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
China Longyuan Power Group Corp., H Shares	54,000	$35,388
China Merchants Bank Company, Ltd.,
H Shares	80,691	135,122
China Minsheng Banking Corp., Ltd.,
H Shares (L)	109,500	86,039
China National Building Material
Company, Ltd., H Shares	48,000	52,814
China Oilfield Services, Ltd., H Shares	24,000	43,572
China Pacific Insurance Group Company, Ltd.,
H Shares	33,400	100,505
China Petroleum & Chemical Corp., H Shares	323,970	301,001
China Railway Construction Corp., H Shares	71,500	64,265
China Railway Group, Ltd., H Shares	75,000	32,699
China Shenhua Energy Company, Ltd.,
H Shares	62,500	240,480
China Shipping Container Lines Company, Ltd.,
H Shares (I)	72,473	14,667
China Shipping Development Company, Ltd.,
H Shares	56,432	23,315
China Telecom Corp., Ltd., H Shares	301,604	174,578
China Yurun Food Group, Ltd. (I)(L)	35,000	25,123
CNOOC, Ltd.	337,274	684,352
Country Garden Holdings Company (I)	128,325	49,909
CSR Corp., Ltd., H Shares	48,000	31,615
Datang International Power Generation
Company, Ltd., H Shares	142,864	47,990
Dongfang Electric Corp. Ltd., H Shares	20,000	27,121
Dongfeng Motor Group Company, Ltd.,
H Shares	51,220	59,586
ENN Energy Holdings, Ltd.	18,000	75,775
Evergrande Real Estate Group, Ltd.	119,000	46,971
Fosun International, Ltd.	92,000	44,251
Golden Eagle Retail Group, Ltd.	15,000	29,357
Great Wall Motor Company, Ltd., H Shares	24,000	63,180
Guangzhou Automobile Group Company, Ltd.,
H Shares	43,819	28,650
Guangzhou R&F Properties Company, Ltd.,
H Shares	18,800	21,638
Hengan International Group Company, Ltd.	12,000	113,263
Huaneng Power International, Inc., H Shares	61,436	46,646
Industrial & Commercial Bank of China,
H Shares	1,277,778	751,372
Jiangsu Expressway, Ltd., H Shares	49,145	41,124
Jiangxi Copper Company Ltd.	24,075	60,589
Lenovo Group, Ltd.	131,436	108,844
Longfor Properties Company, Ltd.	30,500	47,042
Parkson Retail Group, Ltd.	42,500	35,520
PetroChina Company, Ltd., H Shares	400,261	519,705
PICC Property & Casualty Company, Ltd.,
H Shares	50,342	61,555
Ping An Insurance Group Company, H Shares	34,645	260,869
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	48,000	62,015
Shanghai Electric Group Company, Ltd.,
H Shares	54,864	19,436
Shui On Land, Ltd.	111,228	41,857
Sino-Ocean Land Holdings, Ltd.	68,473	38,690
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	127,934	32,906
Sinopharm Group Company, Ltd., H Shares	18,000	57,534
Soho China, Ltd.	74,000	45,445
Sun Art Retail Group, Ltd.	43,500	54,058
Tencent Holdings, Ltd.	20,000	679,694
Tingyi Cayman Islands Holding Corp.	32,000	95,955
Tsingtao Brewery Company, Ltd., H Shares	4,000	21,995

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Want Want China Holdings, Ltd.	122,000	$155,894
Weichai Power Company, Ltd., H Shares	7,680	23,488
Yangzijiang Shipbuilding Holdings, Ltd.	38,000	30,171
Yanzhou Coal Mining Company, Ltd., H Shares	35,990	54,556
Zhejiang Expressway Company, Ltd., H Shares	67,718	47,098
Zijin Mining Group Company, Ltd., H Shares	123,616	49,725
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares	33,000	37,249
ZTE Corp., H Shares	25,786	41,056

		9,004,619
Colombia - 0.3%
Bancolombia SA, ADR (L)	9,000	537,390
Ecopetrol SA, ADR	4,000	235,720

		773,110
Czech Republic - 0.1%
CEZ AS	3,639	135,734
Komercni Banka AS	322	64,255
Telefonica Czech Republic AS	2,389	48,304

		248,293
Denmark - 0.8%
A P Moller Maersk A/S	15	101,787
A P Moller Maersk A/S, Series A	25	179,196
Carlsberg A/S	2,127	188,603
Coloplast A/S	441	91,870
Danske Bank A/S (I)	13,736	248,247
DSV A/S, ADR	3,655	82,245
Novo Nordisk A/S	8,044	1,269,617
Novozymes A/S, B shares	4,140	114,195
TDC A/S	7,700	56,120
Tryg A/S	800	51,996
William Demant Holdings A/S (I)	418	37,488

		2,421,364
Egypt - 0.1%
Commercial International Bank	13,058	74,117
Egypt Kuwait Holding Company	15,787	21,153
Egyptian Financial Group-Hermes Holding (I)	5,727	11,310
EL EZZ Steel Company	2,373	4,768
Orascom Construction Industries	1,751	82,473
Orascom Telecom Holding SAE (I)	48,717	30,045
Telecom Egypt	8,967	21,415

		245,281
Finland - 0.5%
Elisa OYJ, Class A	2,753	62,310
Fortum OYJ	8,285	152,775
Kesko OYJ, B Shares	1,137	32,212
Kone OYJ	3,300	228,859
Metso OYJ	2,773	99,623
Neste Oil OYJ	1,931	25,396
Nokia OYJ (L)	70,976	182,817
Nokian Renkaat OYJ	2,210	90,284
Orion OYJ, Series B	1,460	31,282
Pohjola Bank OYJ	2,640	34,840
Sampo OYJ	9,048	282,231
Stora Enso OYJ, Series R (L)	12,353	76,718
UPM-Kymmene OYJ	11,020	125,019
Wartsila OYJ, Abp	3,462	120,317

		1,544,683
France - 5.8%
Accor SA	2,798	93,616
Aeroports de Paris	664	53,022
Air Liquide SA	5,959	740,175

190

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Alcatel-Lucent (I)(L)	42,942	$47,572
Alstom SA	4,094	144,095
ANF Immobilier	8	329
Arkema SA	1,125	105,679
AtoS	1,066	74,462
AXA SA	33,295	497,525
BNP Paribas SA	19,337	924,220
Bouygues SA	4,372	107,071
Bureau Veritas SA	1,113	114,240
Cap Gemini SA	2,978	126,440
Carrefour SA	11,401	237,026
Casino Guichard Perrachon SA	1,144	101,436
Christian Dior SA	1,054	141,840
Cie de Saint-Gobain	7,551	266,172
Cie Generale d’Optique
Essilor International SA	3,881	363,935
Cie Generale de Geophysique-Veritas (I)(L)	2,658	84,026
Cie Generale des Etablissements Michelin	3,653	287,182
CNP Assurances	3,082	40,317
Credit Agricole SA (I)	20,270	140,766
Danone SA	11,024	679,791
Dassault Systemes SA	1,193	125,676
Edenred	3,216	90,525
Electricite de France SA	4,874	102,343
Eurazeo	771	35,420
Eutelsat Communications	2,698	86,661
Fonciere Des Regions	573	43,134
France Telecom SA	35,490	429,044
GDF Suez (L)	24,289	544,325
Gecina SA	491	50,354
Groupe Eurotunnel SA	11,175	78,877
ICADE	524	42,767
Iliad SA	417	67,955
Imerys SA	770	45,340
JCDecaux SA	1,510	34,352
Klepierre	2,303	80,868
L’Oreal SA	4,567	565,762
Lafarge SA	3,982	215,370
Lagardere SCA	2,470	67,654
Legrand SA	4,454	168,348
LVMH Moet Hennessy Louis Vuitton SA	4,842	730,188
Natixis	19,760	62,493
Pernod-Ricard SA	4,186	470,405
Peugeot SA (I)(L)	4,536	35,972
PPR	1,483	228,248
Publicis Groupe SA	2,879	161,420
Remy Cointreau SA	425	48,878
Renault SA	3,785	178,397
Rexel SA	2,047	41,274
Safran SA	3,354	120,899
Sanofi	23,532	2,010,321
Schneider Electric SA	10,256	609,160
SCOR SE	3,541	91,229
Societe BIC SA	610	73,803
Societe Generale SA (I)	12,763	364,031
Sodexo	1,824	137,488
Suez Environnement Company	5,210	59,134
Technip SA	1,936	216,018
Thales SA	1,859	64,021
Total SA	41,383	2,058,344
Unibail-Rodamco SE	1,732	345,796
Valeo SA	140	6,500
Vallourec SA	2,351	99,792
Veolia Environnement SA	7,359	79,277
Vinci SA	8,701	371,863

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Vivendi SA	24,412	$477,312
Wendel SA	714	60,394
Zodiac Aerospace	650	63,406

		17,511,775
Germany - 5.3%
Adidas AG	4,047	332,352
Allianz SE	8,736	1,040,205
Axel Springer AG	942	40,864
BASF SE	17,419	1,471,862
Bayer AG	15,683	1,349,396
Bayerische Motoren Werke AG	6,310	462,592
Beiersdorf AG	1,912	140,442
Brenntag AG	972	124,586
Celesio AG	1,332	23,766
Commerzbank AG (I)	75,642	135,587
Continental AG	1,667	163,539
Daimler AG	17,434	845,609
Deutsche Bank AG	17,866	707,055
Deutsche Boerse AG	3,772	208,895
Deutsche Lufthansa AG	5,098	69,247
Deutsche Post AG	15,829	309,466
Deutsche Telekom AG	53,838	662,571
E.ON AG	34,590	822,032
Fraport AG Frankfurt Airport
Services Worldwide	836	48,422
Fresenius Medical Care AG & Company KGaA	3,800	278,904
Fresenius SE & Company KGaA	2,276	264,459
GEA Group AG	3,548	107,505
Hannover Rueckversicherung AG	1,110	71,015
HeidelbergCement AG	2,974	156,140
Henkel AG & Company, KGaA	2,707	176,696
Hochtief AG (I)	973	45,671
Hugo Boss AG	395	34,795
Infineon Technologies AG	20,610	130,778
K&S AG	3,196	157,484
Kabel Deutschland Holding AG	1,500	107,169
Lanxess AG	1,672	138,805
Linde AG	3,644	628,254
MAN SE	2,251	206,331
Merck KGaA	1,226	151,316
Metro AG	2,459	73,605
Muenchener Rueckversicherungs AG	3,401	531,423
RWE AG	9,698	434,654
Salzgitter AG	741	28,676
SAP AG	17,696	1,254,848
Siemens AG	15,604	1,558,244
Suedzucker AG	1,367	48,430
ThyssenKrupp AG	6,274	133,582
United Internet AG	1,746	35,624
Volkswagen AG	554	92,778
Wacker Chemie AG	348	22,363

		15,828,037
Greece - 0.0%
Coca Cola Hellenic Bottling Company SA	3,310	61,786
OPAP SA	4,860	25,047

		86,833
Hong Kong - 3.0%
AIA Group, Ltd.	201,200	743,048
ASM Pacific Technology, Ltd.	4,414	52,186
Bank of East Asia, Ltd. (L)	31,932	119,210
Beijing Enterprises Holdings, Ltd.	9,786	65,199
Belle International Holdings, Ltd.	89,978	161,611
BOC Hong Kong Holdings, Ltd.	75,328	238,695

191

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Brilliance China Automotive Holdings, Ltd. (I)	44,000	$48,384
Cathay Pacific Airways, Ltd.	17,782	28,862
Cheung Kong Holdings, Ltd.	25,849	377,392
Cheung Kong Infrastructure Holdings, Ltd.	9,772	59,310
China Agri-Industries Holdings, Ltd.	67,216	37,915
China Everbright, Ltd.	34,216	42,538
China Gas Holdings, Ltd.	74,000	40,664
China Mengniu Dairy Company, Ltd.	20,502	61,560
China Merchants Holdings
International Company, Ltd.	23,725	72,949
China Mobile, Ltd.	115,030	1,275,468
China Overseas Land & Investment, Ltd.	89,522	227,516
China Resource Power Holdings, Ltd.	31,667	69,187
China Resources Enterprises, Ltd.	23,145	76,978
China Resources Gas Group, Ltd.	18,000	36,756
China Resources Land, Ltd.	46,789	102,583
China State Construction
International Holdings, Ltd.	42,000	49,350
China Taiping Insurance
Holdings Company, Ltd. (I)	34,000	52,969
China Unicom Hong Kong, Ltd.	83,432	136,036
Citic Pacific, Ltd.	19,967	23,794
CLP Holdings, Ltd.	36,289	308,514
COSCO Pacific, Ltd.	54,817	76,895
First Pacific Company, Ltd.	40,000	43,361
Foxconn International Holdings, Ltd. (I)	49,000	16,049
Galaxy Entertainment Group, Ltd. (I)	26,000	87,037
GOME Electrical Appliances Holdings, Ltd. (I)	210,384	22,148
Guangdong Investment, Ltd.	47,220	37,064
Hang Lung Group, Ltd.	16,000	101,167
Hang Lung Properties, Ltd.	42,326	144,527
Hang Seng Bank, Ltd.	15,519	237,842
Henderson Land Development Company, Ltd.	19,835	141,618
HKT Trust and HKT, Ltd.	1,934	1,640
Hong Kong & China Gas Company, Ltd.	105,472	265,316
Hong Kong Exchanges & Clearing, Ltd.	20,374	306,391
Hopewell Holdings, Ltd.	9,362	32,216
Huabao International Holdings, Ltd. (L)	45,000	25,461
Hutchison Whampoa, Ltd.	40,377	389,185
Hysan Development Company, Ltd.	10,536	47,766
Kerry Properties, Ltd.	11,438	57,723
Kingboard Chemical Holdings, Ltd.	8,549	20,375
Kunlun Energy Company, Ltd.	68,000	118,977
Li & Fung, Ltd.	113,942	176,333
Lifestyle International Holdings, Ltd.	8,500	17,482
MGM China Holdings, Ltd.	18,086	31,214
MTR Corp., Ltd.	24,709	93,658
New World Development Company, Ltd.	60,808	93,610
Nine Dragons Paper Holdings, Ltd.	37,000	18,684
Noble Group, Ltd.	50,761	54,498
NWS Holdings, Ltd.	31,796	51,238
Orient Overseas International, Ltd.	3,562	19,555
PCCW, Ltd.	89,000	36,316
Poly Property Group Company, Ltd. (I)	35,000	18,661
Power Assets Holdings, Ltd.	28,082	238,230
Shanghai Industrial Holdings, Ltd.	19,930	59,046
Shangri-La Asia, Ltd.	22,820	44,271
Shimao Property Holdings, Ltd.	30,500	52,189
Sino Land Company, Ltd.	62,198	115,656
Sino-Forest Corp. (I)(L)	4,100	0
Sinofert Holdings, Ltd.	82,000	15,986
SJM Holdings, Ltd.	34,000	73,543
Sun Hung Kai Properties, Ltd.	30,739	450,038
Swire Pacific, Ltd.	13,163	160,699
The Link REIT	46,615	220,577

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Wharf Holdings, Ltd.	27,876	$191,558
Wheelock and Company, Ltd.	18,000	77,262
Wing Hang Bank, Ltd.	2,171	20,349
Yue Yuen Industrial Holdings, Ltd.	12,067	40,599

		9,052,684
Hungary - 0.1%
Magyar Telekom Telecommunications PLC	5,422	10,394
MOL Hungarian Oil and Gas PLC	799	66,277
OTP Bank PLC (L)	4,572	80,502
Richter Gedeon Nyrt	257	44,965

		202,138
India - 1.4%
Dr. Reddy’s Laboratories, Ltd., ADR	4,103	126,619
HDFC Bank, Ltd., ADR (L)	11,225	421,836
ICICI Bank, Ltd., ADR	16,741	671,984
Infosys, Ltd., ADR (L)	23,322	1,132,050
Larsen & Toubro, Ltd., GDR (S)	2,684	81,255
Mahindra & Mahindra, Ltd., ADR	6,560	105,288
Ranbaxy Laboratories, Ltd., GDR (I)	5,719	55,789
Reliance Capital, Ltd., GDR (L)(S)	2,081	17,022
Reliance Communication, Ltd., GDR (S)	44,836	55,086
Reliance Industries, Ltd., GDR (S)	32,965	1,037,738
Reliance Infrastructure, Ltd., GDR (S)	1,080	33,023
State Bank of India, GDR	1,201	103,466
Tata Motors, Ltd., ADR (L)	9,630	247,298
Ultratech Cement, Ltd., GDR	752	28,056
Wipro, Ltd., ADR (L)	21,460	192,067

		4,308,577
Indonesia - 0.6%
Adaro Energy Tbk PT	185,500	28,904
Astra Agro Lestari Tbk PT	12,658	28,927
Astra International Tbk PT	414,830	320,297
Bank Central Asia Tbk PT	256,274	210,800
Bank Danamon Indonesia Tbk PT	101,362	66,026
Bank Mandiri Persero Tbk PT	147,111	125,506
Bank Pan Indonesia Tbk PT (I)	33,314	2,392
Bank Rakyat Indonesia Persero Tbk PT	221,002	171,150
Berlian Laju Tanker Tbk PT (I)	128,000	2,622
Bumi Resources Tbk PT	351,780	26,632
Energi Mega Persada Tbk PT (I)	138,000	1,286
Gudang Garam Tbk PT	13,000	63,033
Indo Tambangraya Megah Tbk PT	10,500	46,043
Indocement Tunggal Prakarsa Tbk PT	26,487	56,250
Indofood Sukses Makmur Tbk PT	122,905	72,302
Indosat Tbk PT	12,500	7,059
Indosat Tbk PT, ADR	20	562
Perusahaan Gas Negara Persero Tbk PT	200,985	86,400
Semen Gresik Persero Tbk PT	44,140	66,276
Tambang Batubara Bukit Asam Persero Tbk PT	15,500	26,110
Telekomunikasi Indonesia Persero Tbk PT	213,000	209,476
Telekomunikasi Indonesia Tbk PT, ADR	179	6,968
Unilever Indonesia Tbk PT	23,500	63,631
United Tractors Tbk PT	47,796	102,758
Vale Indonesia Tbk PT	60,000	18,401

		1,809,811
Ireland - 0.6%
Bank of Ireland (I)	2,500	313
C&C Group PLC	252	1,199
CRH PLC	17,806	343,164
CRH PLC (London Exchange)	257	4,961
Elan Corp. PLC (I)	762	8,208

192

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Ireland (continued)
Elan Corp. PLC (European
Composite Exchange) (I)	7,867	$84,819
Experian PLC	19,334	321,729
Greencore Group PLC	26	34
Irish Bank Resolution Corp., Ltd. (I)	23,067	0
James Hardie Industries, Ltd.	8,535	76,682
Kerry Group PLC	2,460	125,822
Paddy Power PLC (London Exchange)	51	3,776
Ryanair Holdings PLC, ADR (I)	1,736	55,986
Shire PLC	10,853	321,242
WPP PLC	24,576	334,621

		1,682,556
Israel - 0.4%
Bank Hapoalim, Ltd. (I)	19,001	67,702
Bank Leumi Le-Israel, Ltd. (I)	31,056	86,554
Bezeq The
Israeli Telecommunication Corp., Ltd.	32,666	37,962
Delek Group, Ltd.	54	9,019
Israel Chemicals, Ltd.	8,478	102,897
Israel Corp., Ltd.	35	22,175
Mellanox Technologies, Ltd. (I)	685	71,217
Mizrahi Tefahot Bank, Ltd. (I)	1,983	17,545
Nice Systems, Ltd. (I)	1,180	39,380
Teva Pharmaceutical Industries, Ltd.	17,762	735,336

		1,189,787
Italy - 1.4%
Assicurazioni Generali SpA	22,151	319,422
Atlantia SpA	5,236	81,485
Autogrill SpA	1,665	15,865
Banca Monte dei Paschi di Siena SpA (I)(L)	47,648	13,783
Banco Popolare SC (I)	39,948	60,128
Beni Stabili SpA	3,030	1,594
Enel SpA	126,189	447,349
Eni SpA (L)	48,721	1,068,990
Exor SpA	1,998	50,438
Fiat Industrial SpA	13,990	137,233
Fiat SpA (I)	17,022	91,205
Finmeccanica SpA (I)(L)	9,840	46,905
Intesa Sanpaolo SpA	191,452	292,798
Intesa Sanpaolo SpA (Italian Exchange)	25,099	32,614
Luxottica Group SpA	2,689	94,900
Mediaset SpA	14,911	28,103
Mediobanca SpA	9,986	53,581
Pirelli & C. SpA (L)	6,945	75,039
Prelios SpA (I)	6,945	864
Prysmian SpA	4,754	85,106
Saipem SpA	4,930	237,513
Snam SpA	30,722	136,366
Telecom Italia SpA	199,534	200,506
Telecom Italia SpA	107,760	94,509
Terna Rete Elettrica Nazionale SpA	21,032	78,515
UniCredit SpA (I)	77,100	322,285
Unione di Banche Italiane SCPA	12,158	45,145

		4,112,241
Japan - 13.2%
ABC-MART, Inc.	700	30,912
Advantest Corp.	3,180	41,309
Aeon Company, Ltd.	11,004	124,250
AEON Credit Service Company, Ltd. (L)	1,877	40,381
Aeon Mall Company, Ltd.	1,700	41,583
Air Water, Inc.	3,000	36,734
Aisin Seiki Company, Ltd.	3,479	98,873
Ajinomoto Company, Inc. (L)	12,305	192,707

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Alfresa Holdings Corp.	724	$35,684
All Nippon Airways Company, Ltd. (L)	18,715	39,321
Amada Company, Ltd.	7,829	34,277
Aozora Bank, Ltd.	14,000	42,849
Asahi Glass Company, Ltd.	20,191	134,417
Asahi Group Holdings, Ltd.	7,601	187,319
Asahi Kasei Corp. (L)	22,963	118,507
Asics Corp.	3,000	40,455
Astellas Pharma, Inc. (L)	8,369	425,068
Benesse Holdings, Inc.	1,354	65,517
Bridgestone Corp.	12,153	281,638
Brother Industries, Ltd.	4,900	45,415
Canon, Inc.	22,274	712,830
Casio Computer Company, Ltd. (L)	3,933	27,704
Central Japan Railway Company, Ltd.	2,800	245,612
Chiyoda Corp.	3,000	46,632
Chubu Electric Power Company, Inc.	12,677	165,160
Chugai Pharmaceutical Company, Ltd.	4,616	96,661
Citizen Holdings Company, Ltd.	5,835	29,484
Coca-Cola West Company, Ltd.	1,077	17,793
Cosmo Oil Company, Ltd.	14,000	25,502
Credit Saison Company, Ltd. (L)	3,191	77,105
Dai Nippon Printing Company, Ltd. (L)	10,953	76,308
Daicel Corp.	6,534	39,163
Daido Steel Company, Ltd.	6,000	27,885
Daihatsu Motor Company, Ltd.	4,000	66,680
Daiichi Sankyo Company, Ltd. (L)	12,472	206,090
Daikin Industries, Ltd.	4,715	122,138
Dainippon Sumitomo
Pharma Company, Ltd. (L)	3,700	40,663
Daito Trust Construction Company, Ltd.	1,319	132,643
Daiwa House Industry Company, Ltd. (L)	10,715	155,470
Daiwa Securities Group, Inc. (L)	33,251	126,419
Dena Company, Ltd.	2,000	65,836
Denki Kagaku Kogyo KK	10,477	32,461
Denso Corp.	9,122	286,265
Dentsu, Inc.	3,400	86,219
East Japan Railway Company	6,400	423,851
Eisai Company, Ltd. (L)	4,652	209,373
Electric Power Development Company, Ltd.	2,200	57,650
FamilyMart Company, Ltd.	960	47,207
FANUC Corp.	3,679	592,527
Fast Retailing Company, Ltd.	1,066	246,916
Fuji Electric Company, Ltd.	13,420	27,318
Fuji Heavy Industries, Ltd.	11,000	91,248
FUJIFILM Holdings Corp. (L)	8,667	145,128
Fujitsu, Ltd. (L)	34,621	129,877
Fukuoka Financial Group, Inc.	16,000	64,960
Furukawa Electric Company, Ltd. (I)	14,362	26,982
Gree, Inc. (L)	1,900	34,618
GS Yuasa Corp.	7,000	29,152
Hakuhodo DY Holdings, Inc.	550	37,054
Hamamatsu Photonics KK	1,400	48,069
Hankyu Hanshin Holdings, Inc.	22,000	118,739
Hino Motors, Ltd.	4,886	31,968
Hirose Electric Company, Ltd. (L)	583	64,955
Hisamitsu Pharmaceutical Company, Inc.	1,200	66,216
Hitachi Chemical, Ltd.	2,384	32,204
Hitachi Construction
Machinery Company, Ltd. (L)	1,943	31,418
Hitachi High-Technologies Corp.	1,500	36,165
Hitachi Metals, Ltd.	3,000	26,415
Hitachi, Ltd. (L)	86,118	478,522
Hokkaido Electric Power Company, Inc.	3,468	27,804
Hokuriku Electric Power Company	3,600	43,608

193

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Honda Motor Company, Ltd.	31,862	$977,676
Hoya Corp. (L)	8,492	186,515
Hulic Company, Ltd. (I)	6,200	37,456
Ibiden Company, Ltd.	2,600	37,970
Idemitsu Kosan Company, Ltd.	400	32,634
IHI Corp.	28,134	62,677
Inpex Corp.	41	242,871
Isetan Mitsukoshi Holdings, Ltd.	5,943	61,958
Isuzu Motors, Ltd.	24,000	115,830
ITOCHU Corp. (L)	28,102	284,664
Itochu Techno-Science Corp.	548	28,500
J Front Retailing Company, Ltd.	9,000	50,486
Japan Petroleum Exploration Company, Ltd.	600	23,928
Japan Prime Realty Investment Corp.	15	45,194
Japan Real Estate Investment Corp. (L)	11	110,756
Japan Retail Fund Investment Corp.	39	69,694
Japan Tobacco, Inc.	17,200	515,494
JFE Holdings, Inc. (L)	8,462	111,554
JGC Corp. (L)	3,886	129,637
JSR Corp.	3,633	59,549
JTEKT Corp.	4,843	38,258
Jupiter Telecommunications Company, Ltd.	32	32,479
JX Holdings, Inc. (L)	41,911	229,129
Kajima Corp.	18,191	49,623
Kamigumi Company, Ltd.	5,534	45,559
Kaneka Corp.	5,829	28,069
Kansai Paint Company, Ltd.	4,238	46,687
Kao Corp. (L)	10,062	296,533
Kawasaki Heavy Industries, Ltd.	28,963	57,472
Kawasaki Kisen Kaisha, Ltd. (I)(L)	17,067	21,411
KDDI Corp. (L)	5,300	410,652
Keikyu Corp.	9,067	85,493
Keio Corp. (L)	11,715	88,241
Keisei Electric Railway Company, Ltd.	5,000	45,155
Keyence Corp.	847	216,377
Kikkoman Corp.	3,238	44,258
Kinden Corp.	3,591	22,626
Kintetsu Corp. (L)	31,792	124,617
Kirin Holdings Company, Ltd.	15,896	212,553
Kobe Steel, Ltd. (I)	48,517	37,890
Koito Manufacturing Company, Ltd.	2,000	23,096
Komatsu, Ltd.	18,030	354,725
Konami Corp.	1,943	44,160
Konica Minolta Holdings, Inc.	9,891	75,969
Kubota Corp.	21,782	220,339
Kuraray Company, Ltd. (L)	7,000	79,520
Kurita Water Industries, Ltd.	2,419	53,565
Kyocera Corp. (L)	2,838	245,643
Kyowa Hakko Kogyo Company, Ltd.	4,611	55,696
Kyushu Electric Power Company, Inc.	7,831	64,486
Lawson, Inc.	1,231	94,591
LIXIL Group Corp.	5,216	124,398
Mabuchi Motor Company, Ltd.	518	23,683
Makita Corp.	2,343	90,878
Marubeni Corp. (L)	32,202	205,335
Marui Group Company, Ltd.	5,164	36,570
Maruichi Steel Tube, Ltd.	1,200	25,666
Mazda Motor Corp. (I)	53,000	61,730
McDonald’s Holdings Company, Ltd.	1,500	42,673
Medipal Holdings Corp.	2,590	35,576
MEIJI Holdings Company, Ltd.	1,300	64,533
Miraca Holdings, Inc.	1,200	53,851
Mitsubishi Chemical Holdings Corp.	25,000	95,706
Mitsubishi Corp. (L)	26,856	487,899
Mitsubishi Electric Corp.	36,973	272,276

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Estate Company, Ltd.	23,782	$454,980
Mitsubishi Gas & Chemicals Company, Inc.	7,829	39,296
Mitsubishi Heavy Industries, Ltd.	58,937	255,095
Mitsubishi Logistics Corp.	1,943	23,115
Mitsubishi Materials Corp.	21,020	66,201
Mitsubishi Motors Corp. (I)(L)	80,000	73,771
Mitsubishi Tanabe Pharma Corp.	4,000	60,830
Mitsubishi UFJ Financial Group	249,100	1,160,624
Mitsubishi UFJ Lease &
Finance Company, Ltd.	1,100	46,349
Mitsui & Company, Ltd. (L)	33,111	465,503
Mitsui Chemicals, Inc. (L)	18,010	35,057
Mitsui Fudosan Company, Ltd.	16,248	325,145
Mitsui O.S.K. Lines, Ltd.	21,487	50,059
Mizuho Financial Group, Inc. (L)	448,000	725,193
MS&AD Insurance Group Holdings (L)	9,200	158,137
Murata Manufacturing Company, Ltd.	3,804	202,361
Nabtesco Corp. (L)	2,100	38,528
Namco Bandai Holdings, Inc.	2,832	47,824
NEC Corp. (L)	48,383	76,455
Nexon Company, Ltd. (I)	2,100	28,902
NGK Insulators, Ltd.	4,829	57,804
NGK Spark Plug Company, Ltd.	3,238	34,041
NHK Spring Company, Ltd.	3,600	30,882
Nidec Corp. (L)	2,114	154,569
Nikon Corp.	6,481	178,178
Nintendo Company, Ltd.	2,108	265,074
Nippon Building Fund, Inc.	11	118,527
Nippon Electric Glass Company, Ltd.	8,000	43,878
Nippon Express Company, Ltd.	18,191	68,967
Nippon Meat Packers, Inc. (L)	3,238	41,560
Nippon Paper Group, Inc. (L)	1,800	21,226
Nippon Steel Corp. (L)	95,464	195,542
Nippon Telegraph & Telephone Corp.	8,300	393,849
Nippon Yusen KK (L)	29,077	51,371
Nissan Motor Company, Ltd. (L)	47,210	401,944
Nisshin Seifun Group, Inc.	3,386	41,637
Nisshin Steel Company	12,953	13,942
Nissin Food Products Company, Ltd.	1,284	50,338
Nitori Holdings Company, Ltd.	582	54,017
Nitto Denko Corp.	3,268	155,638
NKSJ Holdings, Inc.	6,800	133,026
NOK Corp.	2,308	36,918
Nomura Holdings, Inc.	70,293	251,009
Nomura Real Estate Holdings, Inc.	2,200	38,646
Nomura Real Estate Office Fund, Inc.	5	31,317
Nomura Research Institute, Ltd.	1,889	38,676
NSK, Ltd.	7,715	44,745
NTN Corp. (L)	10,772	21,649
NTT Data Corp.	24	74,907
NTT DOCOMO, Inc. (L)	292	473,552
NTT Urban Development Corp.	22	17,692
Obayashi Corp.	11,362	51,806
Odakyu Electric Railway Company, Ltd. (L)	11,305	118,903
OJI Paper Company, Ltd. (L)	15,191	46,299
Olympus Corp. (I)	4,534	88,246
Omron Corp.	3,839	73,726
Ono Pharmaceutical Company, Ltd.	1,700	104,502
Oracle Corp. Japan	748	38,412
Oriental Land Company, Ltd. (L)	1,007	132,510
ORIX Corp.	2,054	205,961
Osaka Gas Company, Ltd.	35,155	154,933
Otsuka Corp.	300	26,789
Otsuka Holdings Company, Ltd.	7,300	226,344
Panasonic Corp. (L)	42,693	281,991

194

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Rakuten, Inc.	14,000	$142,451
Resona Holdings, Inc.	36,500	149,570
Ricoh Company, Ltd. (L)	11,601	97,857
Rinnai Corp.	548	40,645
Rohm Company, Ltd.	1,973	66,399
Sankyo Company, Ltd.	1,107	51,461
Sanrio Company, Ltd. (L)	800	28,429
Santen Pharmaceutical Company, Ltd.	1,600	73,476
SBI Holdings, Inc.	5,090	32,777
Secom Company, Ltd. (L)	4,110	214,248
Sega Sammy Holdings, Inc.	3,408	64,493
Seiko Epson Corp. (L)	2,178	13,038
Sekisui Chemical Company, Ltd.	8,772	70,667
Sekisui House, Ltd.	9,362	92,918
Seven & I Holdings Company, Ltd.	14,219	436,646
Seven Bank, Ltd.	9,000	27,437
Sharp Corp. (L)	19,782	48,997
Shikoku Electric Power Company, Inc.	3,700	41,308
Shimadzu Corp.	4,000	27,945
Shimamura Company, Ltd.	424	49,293
Shimano, Inc.	1,531	111,468
Shimizu Corp.	12,305	41,448
Shin-Etsu Chemical Company, Ltd. (L)	7,789	437,856
Shinsei Bank, Ltd.	29,906	38,671
Shionogi & Company, Ltd.	5,777	87,978
Shiseido Company, Ltd. (L)	6,977	95,722
Showa Denko KK	22,839	36,260
Showa Shell Sekiyu KK	3,045	16,143
SMC Corp.	1,036	166,886
Softbank Corp. (L)	17,012	688,568
Sojitz Corp.	26,509	34,287
Sony Corp. (L)	19,058	222,502
Sony Financial Holdings, Inc.	3,600	61,328
Square Enix Company, Ltd.	1,400	21,356
Stanley Electric Company, Ltd.	2,692	39,844
Sumco Corp. (I)	2,900	19,522
Sumitomo Chemical Company, Ltd. (L)	28,554	72,741
Sumitomo Corp. (L)	21,034	283,626
Sumitomo Electric Industries, Ltd. (L)	14,301	151,051
Sumitomo Heavy Industries, Ltd.	12,010	41,046
Sumitomo Metal Industries, Ltd. (L)	61,423	92,087
Sumitomo Metal Mining Company, Ltd. (L)	9,715	121,833
Sumitomo Mitsui Financial Group, Inc. (L)	26,300	818,163
Sumitomo Mitsui Trust Holdings, Inc. (L)	57,010	169,324
Sumitomo Realty &
Development Company, Ltd. (L)	7,124	188,993
Sumitomo Rubber Industries, Ltd.	3,700	43,917
Suruga Bank, Ltd.	3,886	43,918
Suzuken Company, Ltd.	1,177	39,047
Suzuki Motor Corp. (L)	6,700	129,974
Sysmex Corp.	1,400	67,157
T&D Holdings, Inc.	11,400	123,325
Taiheiyo Cement Corp.	21,000	45,179
Taisei Corp. (L)	20,134	57,771
Taisho Pharmaceutical Holdings Company, Ltd.	700	57,012
Taiyo Nippon Sanso Corp.	5,181	27,268
Takashimaya Company, Ltd.	5,181	35,469
Takeda Pharmaceutical Company, Ltd. (L)	15,051	692,898
TDK Corp. (L)	2,432	90,456
Teijin, Ltd.	19,896	48,658
Terumo Corp. (L)	2,697	116,042
The Bank of Kyoto, Ltd.	7,000	59,105
The Bank of Yokohama, Ltd.	24,316	115,144
The Chiba Bank, Ltd.	15,896	92,135
The Chugoku Bank, Ltd.	3,000	42,090

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
The Chugoku Electric Power Company, Inc. (L)	6,000	$79,699
The Dai-ichi Life Insurance Company, Ltd.	167	189,377
The Gunma Bank, Ltd.	6,477	32,742
The Hachijuni Bank, Ltd.	7,000	38,588
The Iyo Bank, Ltd.	5,000	40,737
The Japan Steel Works, Ltd.	7,000	38,985
The Joyo Bank, Ltd.	13,953	67,962
The Kansai Electric Power Company, Ltd.	13,878	107,365
The Nishi-Nippon City Bank, Ltd.	13,000	30,134
The Shizuoka Bank, Ltd. (L)	10,658	109,086
THK Company, Ltd.	2,519	38,384
Tobu Railway Company, Ltd.	20,248	108,940
Toho Company, Ltd.	2,267	41,538
Toho Gas Company, Ltd.	8,000	53,112
Tohoku Electric Power Company, Inc. (I)	9,020	72,291
Tokio Marine Holdings, Inc.	13,700	349,709
Tokyo Electric Power Company, Inc. (I)	27,633	45,312
Tokyo Electron, Ltd. (L)	3,168	134,834
Tokyo Gas Company, Ltd.	47,165	259,831
Tokyu Corp.	23,134	110,547
Tokyu Land Corp.	9,829	52,601
TonenGeneral Sekiyu KK	5,829	50,446
Toppan Printing Company, Ltd. (L)	10,010	58,067
Toray Industries, Inc.	28,611	169,274
Toshiba Corp. (L)	76,289	244,123
Tosoh Corp.	11,772	22,308
TOTO, Ltd.	5,829	42,850
Toyo Seikan Kaisha, Ltd.	2,791	29,842
Toyo Suisan Kaisha, Ltd.	1,295	32,385
Toyoda Gosei Company, Ltd.	1,166	23,333
Toyota Boshoku Corp.	1,900	19,704
Toyota Industries Corp.	2,810	78,614
Toyota Motor Corp.	53,753	2,109,073
Toyota Tsusho Corp. (L)	4,400	94,029
Trend Micro, Inc.	2,267	63,280
Tsumura & Company, Ltd.	1,300	40,712
Ube Industries, Ltd.	18,963	40,792
Unicharm Corp.	2,242	128,720
Ushio, Inc.	1,943	23,338
USS Company, Ltd.	457	48,239
West Japan Railway Company	3,300	140,809
Yahoo Japan Corp.	298	113,470
Yakult Honsha Company, Ltd. (L)	1,743	82,615
Yamada Denki Company, Ltd.	1,664	72,924
Yamaguchi Financial Group, Inc.	4,000	32,383
Yamaha Corp.	2,474	22,937
Yamaha Motor Company, Ltd.	5,809	50,723
Yamato Kogyo Company, Ltd.	800	23,591
Yamato Transport Company, Ltd. (L)	6,620	104,805
Yamazaki Baking Company, Ltd.	2,591	34,640
Yaskawa Electric Corp.	4,000	26,746
Yokogawa Electric Corp.	3,086	35,646

		39,623,055
Jersey, C.I. - 0.1%
Randgold Resources, Ltd.	1,573	193,714
Luxembourg - 0.2%
ArcelorMittal	16,336	235,520
Millicom International Cellular SA	1,371	127,296
SES SA	5,965	162,487
Tenaris SA	10,162	207,350

		732,653
Macau - 0.1%
Sands China, Ltd.	46,400	171,989

195

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Macau (continued)
Wynn Macau, Ltd.	26,443	$71,553

		243,542
Malaysia - 0.7%
AirAsia BHD	21,700	21,471
Alliance Financial Group BHD	19,400	25,958
AMMB Holdings BHD	30,887	64,288
Axiata Group BHD	41,100	87,332
Berjaya Corp. BHD (Kuala Lumpur Exchange)	35,700	7,295
Berjaya Sports Toto BHD	11,035	15,626
British American Tobacco Malaysia BHD	2,200	43,440
CIMB Group Holdings BHD	84,100	206,310
DiGi.Com BHD	58,000	100,080
Gamuda BHD	24,200	27,228
Genting BHD	44,700	127,234
Genting Malaysia BHD	54,500	62,295
Genting Plantations BHD	15,000	45,125
Hong Leong Bank BHD	8,160	35,770
Hong Leong Financial Group BHD	5,600	21,724
IJM Corp. BHD	16,910	26,084
IJM Land BHD	1,395	971
IOI Corp. BHD	77,466	126,189
Kuala Lumpur Kepong BHD	8,250	59,566
Lafarge Malayan Cement BHD	9,360	27,060
Malayan Banking BHD	66,407	195,616
MISC BHD	26,280	36,494
MMC Corp. BHD	3,800	3,415
Parkson Holdings BHD	20,197	31,814
Petronas Chemicals Group BHD	41,700	87,224
Petronas Dagangan BHD	6,600	48,472
Petronas Gas BHD	8,100	50,351
PPB Group BHD	7,300	28,795
Public Bank BHD	22,526	105,984
RHB Capital BHD	7,174	16,913
Sime Darby BHD	50,801	162,837
Telekom Malaysia BHD	15,700	31,693
Tenaga Nasional BHD	32,250	71,906
UEM Land Holdings BHD (I)	36,187	19,831
UMW Holdings BHD	10,200	33,331
YTL Corp. BHD	77,792	43,708
YTL Power International BHD	82,365	44,723

		2,144,153
Mexico - 1.2%
Alfa SAB de CV, Class A	59,360	110,495
America Movil SAB de CV, Series L	771,988	983,596
Arca Continental SAB de CV	7,500	53,110
Cemex SAB de CV (I)	191,029	158,947
Coca-Cola Femsa SAB de CV, Series L	9,059	117,315
Compartamos SAB de CV	28,000	32,782
El Puerto de Liverpool SAB de CV	4,600	40,633
Fomento Economico Mexicano SAB de CV	38,465	354,206
Fresnillo PLC	3,468	104,230
Grupo Aeroportuario del Pacifico SAB
de CV, Series B	8,500	35,726
Grupo Bimbo SAB de CV	37,152	92,737
Grupo Carso SAB de CV, Series A1	15,484	52,918
Grupo Financiero Banorte SAB de CV, Series O	35,109	198,433
Grupo Financiero Inbursa SAB de CV, Series O	34,682	97,646
Grupo Mexico SAB de CV, Series B	76,139	251,633
Grupo Modelo SAB de CV	10,408	93,708
Grupo Televisa SA	51,643	243,536
Industrias Penoles SAB de CV	2,885	142,325
Kimberly-Clark de Mexico SAB de CV	25,278	60,368
Mexichem SAB de CV	17,117	81,637

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Minera Frisco SAB de CV, Class A1 (I)	15,484	$65,500
Wal-Mart de Mexico SAB de CV	102,430	288,468

		3,659,949
Netherlands - 3.2%
Aegon NV	36,706	191,734
Akzo Nobel NV	4,510	255,466
ASML Holding NV	8,082	433,251
Corio NV	1,488	63,462
Delta Lloyd NV	2,100	32,166
European Aeronautic Defence &
Space Company NV (L)	7,928	252,043
Fugro NV	1,356	92,477
Gemalto NV (L)	1,508	132,835
Heineken Holding NV	2,157	104,954
Heineken NV	4,432	264,689
ING Groep NV (I)	73,466	584,014
Koninklijke Ahold NV	22,321	279,814
Koninklijke Boskalis Westinster NV	1,189	43,103
Koninklijke DSM NV	2,974	148,669
Koninklijke KPN NV	19,355	148,180
Koninklijke Philips Electronics NV	19,724	461,198
Koninklijke Vopak NV	1,450	101,966
QIAGEN NV (I)	5,180	95,321
Randstad Holdings NV	2,069	68,955
Reed Elsevier NV	14,114	189,027
Royal Dutch Shell PLC, B Shares	51,900	1,845,994
Royal Dutch Shell PLC, Class A (London
Stock Exchange)	72,922	2,525,517
SBM Offshore NV (I)	2,842	40,662
TNT Express NV	5,935	62,017
Unilever NV	31,835	1,127,733
Wolters Kluwer NV	5,956	112,178

		9,657,425
New Zealand - 0.1%
Auckland International Airport, Ltd.	12,000	26,064
Contact Energy, Ltd. (I)	4,977	21,721
Fletcher Building, Ltd.	16,247	93,545
SKYCITY Entertainment Group, Ltd.	6,852	21,440
Telecom Corp. of New Zealand, Ltd. (L)	32,985	64,981

		227,751
Norway - 0.6%
Aker Solutions ASA	3,681	70,019
DNB ASA	20,289	249,537
Gjensidige Forsikring ASA	4,167	57,862
Norsk Hydro ASA	23,981	112,701
Orkla ASA	16,158	122,888
Seadrill, Ltd.	6,250	244,603
Statoil ASA	21,233	549,247
Telenor ASA	13,794	269,240
Yara International ASA	3,500	175,783

		1,851,880
Peru - 0.2%
Compania de Minas Buenaventura SA	3,833	129,857
Credicorp SA	2,108	262,024
Credicorp, Ltd.	50	6,264
Southern Peru Copper Corp.	8,208	281,124

		679,269
Philippines - 0.2%
Ayala Corp.	2,827	28,820
Ayala Land, Inc.	163,200	93,154
Bank of the Philippine Islands	13,739	26,258

196

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Philippines (continued)
BDO Unibank, Inc. (I)	6,573	$10,203
Energy Development Corp.	207,938	30,261
Filinvest Land, Inc.	98,991	3,223
Globe Telecom, Inc.	830	23,014
Jollibee Foods Corp.	10,900	26,384
Manila Electric Company	5,957	36,302
Metropolitan Bank & Trust Company	17,121	37,902
Philippine Long Distance Telephone Company	1,120	74,648
SM Investments Corp.	4,340	75,668
SM Prime Holdings, Ltd.	170,599	57,912

		523,749
Poland - 0.3%
Asseco Poland SA	2,172	30,362
Bank Handlowy w Warszawie SA	326	8,986
Bank Millennium SA (I)	12,341	14,952
Bank Pekao SA	2,114	104,403
Boryszew SA (I)	23,796	4,242
BRE Bank SA (I)	365	36,043
Cyfrowy Polsat SA (I)	6,360	29,232
Eurocash SA	1,306	16,088
Firma Oponiarska Debica SA	64	968
Grupa Lotos SA (I)	722	7,075
Jastrzebska Spolka Weglowa SA	981	28,035
KGHM Polska Miedz SA	3,252	155,408
PGE SA	15,870	91,639
Polski Koncern Naftowy Orlen SA (I)	5,652	80,265
Polskie Gornictwo
Naftowe i Gazownictwo SA (I)	27,824	35,376
Powszechna Kasa Oszczednosci
Bank Polski SA	11,445	127,416
Powszechny Zaklad Ubezpieczen SA	969	109,037
Sygnity SA (I)	207	870
Synthos SA	14,988	26,753
Tauron Polska Energia SA	25,952	39,761
Telekomunikacja Polska SA	14,172	72,814
TVN SA	4,829	10,482

		1,030,207
Portugal - 0.1%
Banco Espirito Santo SA (I)(L)	31,059	22,586
EDP - Energias de Portugal SA	37,846	104,384
Galp Energia SGPS SA	3,215	52,265
Jeronimo Martins SGPS SA	4,434	74,059
Portugal Telecom SGPS SA	11,970	59,297

		312,591
Russia - 1.5%
Gazprom OAO, ADR	104,750	1,056,928
Gazprom OAO, ADR (London Exchange)	3,680	36,903
LUKOIL OAO, ADR	15,215	936,331
Mechel, ADR (L)	2,396	16,868
MMC Norilsk Nickel OJSC, ADR	22,264	355,111
Mobile TeleSystems OJSC, ADR	9,447	165,511
NovaTek OAO, GDR	1,689	199,763
Novolipetsk Steel OJSC, GDR	976	19,325
Rosneft OAO, GDR (I)	30,000	201,600
Sberbank of Russia, ADR	40,000	466,000
Sistema JSFC, GDR	1,446	29,499
Surgutneftegas OAO, ADR (L)	20,930	190,547
Surgutneftegas OAO, ADR, Class B	21,410	140,407
Tatneft OAO, ADR	9,856	408,728
Uralkali OSJC, GDR	6,000	248,220
VTB Bank OJSC, GDR	28,849	96,039

		4,567,780

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore - 1.2%
Ascendas Real Estate Investment Trust	35,395	$69,377
CapitaLand, Ltd.	63,587	164,081
CapitaMall Trust	30,552	50,219
City Developments, Ltd.	12,715	121,238
ComfortDelGro Corp., Ltd.	55,269	77,118
Cosco Corp. Singapore, Ltd. (L)	42,000	32,870
DBS Group Holdings, Ltd.	34,593	404,044
Fraser and Neave, Ltd.	19,200	138,521
Genting Singapore PLC	126,400	140,604
Golden Agri-Resources, Ltd.	129,295	69,243
Hutchison Port Holdings Trust	110,100	79,845
Jardine Cycle and Carriage, Ltd.	1,924	75,207
K-Green Trust	6,562	5,477
Keppel Corp., Ltd.	29,491	272,518
Keppel Land, Ltd.	17,755	51,180
Neptune Orient Lines, Ltd. (I)	15,133	13,873
Olam International, Ltd.	23,293	38,676
Oversea-Chinese Banking Corp., Ltd.	52,502	398,512
SembCorp Industries, Ltd.	17,415	80,182
SembCorp Marine, Ltd.	13,706	55,254
Singapore Airlines, Ltd.	9,880	86,333
Singapore Exchange, Ltd.	16,601	94,403
Singapore Press Holdings, Ltd.	30,059	99,600
Singapore Technologies Engineering, Ltd.	39,202	112,892
Singapore Telecommunications, Ltd.	150,430	391,611
Suntec Real Estate Investment Trust	191	231
United Overseas Bank, Ltd.	25,678	410,003
UOL Group, Ltd.	7,568	35,244
Wilmar International, Ltd.	40,000	105,476

		3,673,832
South Africa - 1.8%
ABSA Group, Ltd.	6,306	104,966
African Bank Investments, Ltd.	13,703	54,454
African Rainbow Minerals, Ltd.	2,145	42,055
Anglo American Platinum, Ltd. (L)	1,160	59,732
AngloGold Ashanti, Ltd.	7,147	250,972
ArcelorMittal South Africa, Ltd. (I)	3,365	16,604
Aspen Pharmacare Holdings, Ltd.	4,269	73,391
Assore, Ltd.	664	26,322
Aveng, Ltd.	7,920	29,784
Bidvest Group, Ltd.	5,674	140,531
Discovery Holdings, Ltd.	9,036	60,300
Exxaro Resources, Ltd.	2,168	41,966
FirstRand, Ltd.	59,334	198,944
Gold Fields, Ltd.	16,000	204,566
Growthpoint Properties, Ltd.	30,364	90,774
Harmony Gold Mining Company, Ltd.	7,113	59,535
Hulamin, Ltd. (I)	156	70
Impala Platinum Holdings, Ltd.	10,632	177,767
Imperial Holdings, Ltd.	3,431	77,352
Investec, Ltd.	3,621	22,244
Kumba Iron Ore, Ltd. (L)	1,658	100,334
Liberty Holdings, Ltd.	3,638	43,406
Massmart Holdings, Ltd.	1,777	35,647
MMI Holdings, Ltd. (L)	10,014	25,501
Mr. Price Group, Ltd.	4,517	68,398
MTN Group, Ltd.	32,401	624,070
Naspers, Ltd.	7,296	451,903
Nedbank Group, Ltd.	3,976	87,448
Netcare, Ltd.	11,647	25,058
Northam Platinum, Ltd.	5,619	20,148
Pick’n Pay Stores, Ltd.	2,994	16,061
Pretoria Portland Cement Company, Ltd. (I)	9,199	32,056
Redefine Income Fund, Ltd.	67,758	76,164

197

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Remgro, Ltd.	8,783	$153,480
Reunert, Ltd.	5,060	41,936
RMB Holdings, Ltd.	13,774	61,288
RMI Holdings	13,774	35,667
Sanlam, Ltd.	31,836	143,782
Sappi, Ltd. (I)	8,324	23,697
Sasol, Ltd.	10,376	462,223
Shoprite Holdings, Ltd.	8,525	172,528
Standard Bank Group, Ltd. (L)	22,724	288,602
Steinhoff International Holdings, Ltd. (I)(L)	27,133	85,080
Super Group, Ltd. (I)	290	535
The Foschini Group, Ltd.	3,406	51,912
Tiger Brands, Ltd.	3,203	105,267
Trans Hex Group, Ltd. (I)	514	187
Truworths International, Ltd.	7,931	89,628
Vodacom Group, Ltd.	9,731	119,479
Woolworths Holdings, Ltd.	12,136	88,676

		5,262,490
South Korea - 3.4%
Amorepacific Corp.	60	63,752
AMOREPACIFIC Group	53	23,508
BS Financial Group, Inc.	2,097	22,515
Cheil Industries, Inc.	840	76,242
CJ CheilJedang Corp.	120	33,085
Daelim Industrial Company, Ltd.	480	40,694
Daewoo Engineering &
Construction Company, Ltd. (I)	6,620	61,990
Daewoo International Corp.	836	31,490
Daewoo Securities Company, Ltd.	3,669	41,768
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	1,710	39,582
DGB Financial Group, Inc.	3,940	51,905
Dongbu Insurance Company, Ltd.	990	43,090
Dongkuk Steel Mill Company, Ltd.	440	6,409
Doosan Corp.	370	45,348
Doosan Heavy Industries and
Construction Company, Ltd.	580	29,051
Doosan Infracore Company, Ltd. (I)	1,950	32,934
E-Mart Company, Ltd.	447	97,498
GS Engineering & Construction Corp.	1,110	75,927
GS Holdings Corp.	851	50,755
Hana Financial Group, Inc.	4,870	147,367
Hankook Tire Company, Ltd.	1,190	44,541
Hanwha Chemical Corp.	2,217	42,265
Hanwha Corp.	840	25,996
Hitejinro Holdings Company, Ltd.	200	1,845
Honam Petrochemical Corp.	230	54,449
Hyosung Corp.	390	21,718
Hyundai Department Store Company, Ltd.	221	30,273
Hyundai Development Company	1,140	22,683
Hyundai Engineering &
Construction Company, Ltd.	990	59,738
Hyundai Heavy Industries Company, Ltd.	920	206,187
Hyundai Mipo Dockyard	143	17,252
Hyundai Mobis	1,291	359,418
Hyundai Motor Company	3,031	683,407
Hyundai Securities Company, Ltd.	2,435	20,206
Hyundai Steel Company	1,100	86,401
Industrial Bank of Korea	2,860	31,355
Kangwon Land, Inc.	1,500	33,681
KB Financial Group, Inc.	5,140	181,537
KB Financial Group, Inc., ADR	2,566	90,554
KCC Corp.	81	21,236
Kia Motors Corp.	3,510	218,045

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Korea Electric Power Corp. (I)	3,830	$96,159
Korea Electric Power Corp., ADR (I)(L)	3,533	43,880
Korea Exchange Bank (I)	4,620	35,156
Korea Gas Corp.	450	29,005
Korea Investment Holdings Company, Ltd.	600	21,281
Korea Zinc Company, Ltd.	133	57,959
Korean Air Lines Company, Ltd. (I)	1,139	48,594
Korean Reinsurance Company, Ltd.	15	159
KT Corp.	2,633	83,079
KT Corp., ADR	1,397	21,849
KT&G Corp.	2,410	183,464
Kumho Industrial Company, Ltd. (I)	120	322
LG Chem, Ltd.	988	292,365
LG Corp.	1,990	110,302
LG Display Company, Ltd. (I)	3,760	95,186
LG Display Company, Ltd., ADR (I)	2,360	29,665
LG Electronics, Inc.	2,265	139,768
LG Household & Health Care, Ltd.	181	103,122
LG Innotek Company, Ltd. (I)	210	15,212
LG Uplus Corp.	4,472	29,221
Lotte Confectionery Company, Ltd.	14	19,537
Lotte Shopping Company, Ltd.	170	48,763
LS Cable, Ltd.	341	29,600
Mirae Asset Securities Company, Ltd.	875	26,339
NCSoft Corp.	380	81,002
NHN Corp.	828	215,870
OCI Company, Ltd.	240	38,609
POSCO	1,242	405,645
S-Oil Corp.	850	80,453
S1 Corp.	810	49,783
Samsung C&T Corp.	2,810	165,519
Samsung Card Company, Ltd.	1,490	53,547
Samsung Electro-Mechanics Company, Ltd.	1,160	99,894
Samsung Electronics Company, Ltd.	2,132	2,566,783
Samsung Engineering Company, Ltd.	600	102,945
Samsung Fire & Marine
Insurance Company, Ltd.	820	175,902
Samsung Heavy Industries Company, Ltd.	3,350	112,695
Samsung SDI Company, Ltd.	660	93,539
Samsung Securities Company, Ltd.	1,108	51,901
Samsung Techwin Company, Ltd.	677	38,949
Shinhan Financial Group Company, Ltd.	8,575	289,683
Shinsegae Company, Ltd.	158	29,562
SK C&C Company, Ltd.	340	30,330
SK Holdings Company, Ltd.	719	99,949
SK Hynix, Inc. (I)	9,290	188,668
SK Innovation Company, Ltd.	1,280	192,281
SK Networks Company, Ltd.	3,090	28,377
SK Telecom Company, Ltd.	470	61,837
SK Telecom Company, Ltd., ADR	3,498	50,861
Woongjin Coway Company, Ltd.	1,930	53,054
Woori Finance Holdings Company, Ltd.	4,570	44,907
Woori Investment & Securities Company, Ltd.	3,944	41,359
Yuhan Corp.	350	48,153

		10,319,741
Spain - 1.8%
Abertis Infraestructuras SA	8,152	120,295
Acciona SA	409	23,364
Acerinox SA (L)	1,561	17,574
ACS Actividades de Construccion
y Servicios SA (L)	3,134	64,826
Amadeus IT Holding SA, A Shares	3,903	91,124
Banco Bilbao Vizcaya Argentaria SA	95,586	755,758
Banco de Sabadell SA (I)(L)	34,734	93,614

198

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Banco de Valencia SA (I)	54	$13
Banco Popular Espanol SA (L)	20,508	44,975
Banco Santander SA (I)	178,673	1,338,557
Bankia SA (I)(L)	16,798	28,052
CaixaBank (L)	16,396	61,630
Distribuidora Internacional de Alimentacion SA	10,956	60,580
Enagas SA	3,245	64,167
Ferrovial SA	6,635	86,543
Gas Natural SDG SA	5,987	84,974
Grifols SA (I)	1,776	58,720
Grifols SA, B Shares (I)	177	4,006
Iberdrola SA (L)	80,881	367,964
Inditex SA	4,113	510,612
Mapfre SA	15,725	43,062
Red Electrica Corp. SA	2,044	97,080
Repsol SA	16,230	315,895
Telefonica SA	81,420	1,085,696
Zardoya Otis SA	2,350	27,669
Zeltia SA (I)	175	328

		5,447,078
Sweden - 2.1%
Alfa Laval AB	6,962	126,620
Assa Abloy AB, Series B	5,647	183,282
Atlas Copco AB, Series A	14,141	331,292
Atlas Copco AB, Series B	8,309	174,440
Boliden AB	6,000	100,440
Electrolux AB	5,064	125,380
Elekta AB, Series B	6,980	92,296
Getinge AB, B Shares	2,912	87,972
Hennes & Mauritz AB, B Shares	18,339	638,652
Hexagon AB	5,001	107,624
Holmen AB, Series B	371	10,138
Husqvarna AB, B Shares	6,017	30,776
Industrivarden AB, C Shares (I)	2,860	41,015
Investment AB Kinnevik	3,496	72,710
Investor AB, B Shares	8,347	184,190
Lundin Petroleum AB (I)	4,219	103,130
Modern Times Group AB, B Shares	1,128	49,942
Nordea Bank AB	50,017	496,554
Ratos AB	3,992	35,297
Sandvik AB	21,292	290,115
Scania AB, Series B	4,952	91,167
Securitas AB, Series B	3,499	26,334
Skandinaviska Enskilda Banken AB, Series A	26,041	218,748
Skanska AB, Series B	7,309	118,551
SKF AB, B Shares	8,152	176,448
SSAB AB, Series A	2,022	14,431
Svenska Cellulosa AB, B Shares	10,381	193,208
Svenska Handelsbanken AB, Class A	9,144	343,498
Swedbank AB, Class A	16,866	317,258
Swedish Match AB	4,653	188,384
Tele2 AB, Series B	6,631	120,549
Telefonaktiebolaget LM Ericsson, B Shares	57,711	526,377
TeliaSonera AB	40,546	292,283
Volvo AB, Series B	26,104	367,552

		6,276,653
Switzerland - 6.1%
ABB, Ltd.	42,403	797,153
Actelion, Ltd.	2,203	110,517
Adecco SA	2,684	128,123
Aryzta AG (I)	1,799	86,376
Baloise Holding AG	913	71,902
Banque Cantonale Vaudoise	57	29,556

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Barry Callebaut AG	34	$31,567
Cie Financiere Richemont SA	9,960	597,180
Credit Suisse Group AG	22,354	475,412
GAM Holding AG	4,378	57,145
Geberit AG	752	163,838
Givaudan AG	160	152,038
Glencore International PLC (L)	72,921	405,396
Holcim, Ltd.	4,745	302,160
Julius Baer Group, Ltd.	3,970	138,440
Kuehne & Nagel International AG	1,037	117,340
Lindt & Spruengli AG - PC	18	56,982
Lindt & Spruengli AG - REG	2	72,269
Lonza Group AG	971	50,877
Nestle SA	62,374	3,934,623
Novartis AG	43,684	2,673,740
Pargesa Holding SA	557	36,931
Partners Group Holding AG	253	52,663
Roche Holdings AG	13,498	2,521,500
Schindler Holding AG
(Participation Certificates)	934	114,976
Schindler Holding AG (Registered Shares)	414	51,163
SGS SA	105	215,676
Sika AG	39	79,638
Sonova Holding AG	944	95,517
STMicroelectronics NV	12,348	66,789
Straumann Holding AG	186	24,778
Sulzer AG	500	72,834
Swiss Life Holding	652	77,840
Swiss Prime Site AG	932	76,998
Swiss Re, Ltd.	6,633	426,819
Swisscom AG	448	180,238
Syngenta AG	1,805	674,530
The Swatch Group AG	919	64,055
The Swatch Group AG BR Shares	571	227,758
Transocean, Ltd.	6,746	302,516
UBS AG	70,095	855,477
Wolseley PLC	5,616	240,304
Xstrata PLC	39,790	617,481
Zurich Insurance Group AG	2,744	683,233

		18,212,348
Taiwan - 2.1%
Acer, Inc. (I)	53,424	52,268
Advanced Semiconductor Engineering, Inc.	115,933	88,692
Advantech Company, Ltd.	1,811	6,612
Asia Cement Corp.	35,433	44,791
Asia Optical Company, Inc. (I)	79	90
Asustek Computer, Inc.	14,952	161,564
AU Optronics Corp. (I)	163,827	58,432
Catcher Technology Company, Ltd.	8,184	38,534
Cathay Financial Holdings Company, Ltd.	144,335	154,513
Chang Hwa Commercial Bank	79,308	42,847
Cheng Shin Rubber Industry Company, Ltd.	21,548	56,491
Cheng Uei Precision Industry Company, Ltd.	6,949	16,558
Chimei Innolux Corp. (I)	93,794	33,884
China Airlines, Ltd. (I)	26,874	11,228
China Development
Financial Holdings Corp. (I)	213,153	52,515
China Motor Corp.	65	62
China Steel Corp.	217,538	197,373
Chinatrust Financial Holding Company, Ltd.	234,988	141,280
Chunghwa Telecom Company, Ltd.	72,148	231,128
Compal Communications, Inc.	512	555
Compal Electronics, Inc.	79,764	71,721
D-Link Corp.	361	220

199

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Delta Electronics, Inc.	32,331	$124,547
E.Sun Financial Holding Company, Ltd.	50,143	28,281
Epistar Corp.	10,064	21,359
Eternal Chemical Company, Ltd.	4,064	3,448
Eva Airways Corp. (I)	23,623	13,833
Evergreen Marine Corp., Ltd. (I)	8,799	4,621
Everlight Electronics Company, Ltd.	6,535	10,517
Far Eastern Department Stores Company, Ltd.	19,552	21,020
Far Eastern New Century Corp.	61,134	68,768
Far EasTone
Telecommunications Company, Ltd.	16,159	39,972
First Financial Holding Company, Ltd.	108,731	67,109
Formosa Chemicals & Fibre Corp.	59,740	159,751
Formosa Petrochemical Corp.	24,720	74,087
Formosa Plastics Corp.	75,160	214,279
Formosa Taffeta Company, Ltd.	5,000	4,794
Foxconn Technology Company, Ltd.	13,795	53,274
Fubon Financial Holding Company, Ltd.	111,112	119,632
Hon Hai Precision Industry Company, Ltd.	189,382	586,526
HTC Corp.	13,997	135,315
Hua Nan Financial Holdings Company, Ltd.	74,724	41,941
Inotera Memories, Inc. (I)	428	74
Inventec Corp.	25,899	10,212
Kinsus Interconnect Technology Corp.	1,035	3,026
Largan Precision Company, Ltd.	1,143	23,553
Lite-On Technology Corp.	38,846	50,166
Macronix International	49,487	16,460
MediaTek, Inc.	20,340	213,775
Mega Financial Holding Company, Ltd.	151,661	115,847
Mitac International Corp.	2,814	1,081
Mosel Vitelic, Inc. (I)	428	33
Motech Industries, Inc. (I)	5,012	5,260
Nan Ya Plastics Corp.	89,240	178,159
Nan Ya Printed Circuit Board Corp.	1,188	1,930
Novatek Microelectronics Corp., Ltd.	7,361	26,628
Pan-International Industrial (I)	324	322
Pegatron Corp. (I)	32,989	42,669
Pou Chen Corp.	36,641	37,400
Powertech Technology, Inc.	13,149	25,112
President Chain Store Corp.	7,496	39,956
Quanta Computer, Inc.	39,771	105,139
Realtek Semiconductor Corp.	5,940	11,715
Richtek Technology Corp.	2,425	14,447
Shin Kong Financial Holding Company, Ltd. (I)	95,063	26,376
Siliconware Precision Industries Company	54,855	60,301
SinoPac Financial Holdings Company, Ltd.	104,368	43,757
Synnex Technology International Corp.	23,741	53,646
Taishin Financial Holdings Company, Ltd.	69,974	26,856
Taiwan Cement Corp.	60,781	75,180
Taiwan Cooperative Financial Holding	49,514	27,396
Taiwan Fertilizer Company, Ltd.	13,000	35,118
Taiwan Glass Industrial Corp.	11,254	11,376
Taiwan Mobile Company, Ltd.	32,257	117,559
Taiwan Semiconductor
Manufacturing Company, Ltd.	416,227	1,268,298
Teco Electric & Machinery Company, Ltd.	16,000	11,060
Transcend Information, Inc.	6,608	17,820
Tripod Technology Corp.	4,110	10,086
Tung Ho Steel Enterprise Corp.	8,132	8,274
U-Ming Marine Transport Corp.	5,000	7,978
Uni-President Enterprises Corp.	78,600	139,029
Unimicron Technology Corp.	20,604	24,465
United Microelectronics Corp.	258,313	107,052
Wafer Works Corp.	142	81
Walsin Lihwa Corp. (I)	28,000	9,740

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Wan Hai Lines, Ltd. (I)	5,512	$3,081
Wistron Corp.	35,352	42,463
Ya Hsin Industrial Company, Ltd. (I)	22,000	0
Yang Ming Marine Transport Corp. (I)	3,348	1,394
Yuanta Financial Holdings Company, Ltd.	179,932	94,150
Yulon Motor Company, Ltd.	17,510	35,108
Zinwell Corp.	904	905

		6,435,945
Thailand - 0.6%
Advanced Info Service PCL	16,600	115,413
Bangkok Bank PCL	6,300	39,528
Bangkok Bank PCL, Foreign Shares	14,800	96,385
Bank of Ayudhya PCL	99,000	101,065
Banpu PCL	4,100	52,216
BEC World PCL	25,900	64,371
Charoen Pokphand Foods PCL	69,900	76,077
CP ALL PCL	112,790	130,086
Electricity Generating PCL, Foreign Shares	800	3,379
Glow Energy PCL	13,200	28,411
IRPC PCL	214,900	29,743
Kasikornbank PCL (Foreign Shares)	34,500	204,044
Krung Thai Bank PCL	79,500	47,266
PTT Exploration & Production PCL	24,200	127,762
PTT Global Chemical PCL	30,220	61,854
PTT PCL, Foreign Shares	18,200	194,535
Siam Cement PCL (Foreign Shares)	5,000	64,522
Siam Commercial Bank PCL	25,500	139,596
Thai Oil PCL	33,400	70,804

		1,647,057
Turkey - 0.4%
Adana Cimento Sanayii TAS, Class A	685	1,304
Akbank TAS	37,059	146,643
Akcansa Cimento AS	635	2,778
Aksigorta AS	3,270	3,515
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,129	46,511
Arcelik AS	6,139	32,689
Asya Katilim Bankasi AS (I)	1,627	1,795
BIM Birlesik Magazalar AS	2,249	93,910
Coca-Cola Icecek AS	502	9,390
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	17,803	24,896
Enka Insaat ve Sanayi AS	19,622	49,163
Eregli Demir ve Celik Fabrikalari TAS	26,650	32,814
HACI Omer Sabanci Holding AS	17,623	77,361
Is Gayrimenkul Yatirim Ortakligi AS	3,602	2,688
KOC Holdings AS	15,721	62,905
TAV Havalimanlari Holding AS (I)	4,656	23,083
Tupras Turkiye Petrol Rafinerileri AS	2,088	47,686
Turk Telekomunikasyon AS	9,035	36,005
Turkcell Iletisim Hizmetleri AS (I)	13,561	82,712
Turkiye Garanti Bankasi AS	44,592	186,383
Turkiye Halk Bankasi AS	4,523	35,289
Turkiye Is Bankasi, Class C	31,745	99,798
Turkiye Vakiflar Bankasi Tao, Class D	22,351	48,327
Yapi ve Kredi Bankasi AS (I)	13,970	33,326

		1,180,971
Ukraine - 0.0%
Kernel Holding SA (I)	818	16,596
United Kingdom - 13.1%
3i Group PLC	19,182	69,189
Aberdeen Asset Management PLC	16,345	82,314
Admiral Group PLC	4,195	71,519

200

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Aggreko PLC	5,234	$196,007
AMEC PLC	6,382	118,472
Anglo American PLC	26,623	783,708
Antofagasta PLC	7,576	155,098
ARM Holdings PLC	25,810	240,675
Associated British Foods PLC	7,091	147,773
AstraZeneca PLC	24,960	1,192,414
Aviva PLC	53,525	276,582
Babcock International Group PLC	7,310	109,608
BAE Systems PLC	59,907	315,373
Balfour Beatty PLC	11,350	55,818
Barclays PLC	221,865	772,294
BG Group PLC	66,334	1,343,204
BHP Billiton PLC	41,273	1,288,912
BP PLC	365,106	2,576,991
British American Tobacco PLC	38,379	1,973,396
British Land Company PLC	16,277	137,494
British Sky Broadcasting Group PLC	20,549	246,870
BT Group PLC	148,981	555,691
Bunzl PLC	5,814	104,305
Burberry Group PLC	8,595	139,560
Capita PLC	13,115	164,322
Capital Shopping Centres Group PLC	9,028	47,827
Carnival PLC	3,504	129,467
Centrica PLC	98,032	519,605
Cobham PLC	22,226	79,750
Compass Group PLC	35,314	390,570
Croda International PLC	2,576	101,034
Diageo PLC	48,899	1,376,825
Enquest PLC (I)	3,012	5,651
Eurasian Natural Resources Corp. PLC	5,661	28,369
Evraz PLC	6,377	25,495
G4S PLC	27,004	116,065
GKN PLC	29,822	103,670
GlaxoSmithKline PLC	98,382	2,269,455
Hammerson PLC	12,393	90,438
HSBC Holdings PLC	346,368	3,213,991
ICAP PLC	11,593	60,302
IMI PLC	6,113	89,115
Imperial Tobacco Group PLC	18,871	699,491
Inmarsat PLC	8,608	82,221
Intercontinental Hotels Group PLC	5,791	151,908
International Consolidated
Airlines Group SA (I)	16,420	39,577
International Personal Finance PLC	84	407
Intertek Group PLC	3,077	136,402
Invensys PLC	13,252	50,219
Investec PLC	8,921	55,235
ITV PLC	70,984	101,633
J Sainsbury PLC	23,445	131,762
Johnson Matthey PLC	3,937	153,763
Kazakhmys PLC	4,514	50,762
Kingfisher PLC	45,532	194,562
Ladbrokes PLC	225	628
Land Securities Group PLC	15,446	190,161
Legal & General Group PLC	112,130	239,605
Lloyds Banking Group PLC (I)	793,819	500,164
London Stock Exchange Group PLC	3,228	49,233
Lonmin PLC (L)	3,285	29,710
Man Group PLC	39,526	52,779
Marks & Spencer Group PLC	30,655	176,868
Meggitt PLC (I)	13,521	86,461
Melrose PLC	25,534	100,001
National Grid PLC	67,680	747,124
Next PLC	3,043	169,916

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Old Mutual PLC	94,940	$261,357
Pearson PLC	15,729	307,790
Petrofac, Ltd.	4,983	128,729
Prudential PLC	48,505	629,393
Reckitt Benckiser Group PLC	12,950	746,127
Reed Elsevier PLC	23,852	228,359
Resolution, Ltd.	27,922	98,050
Rexam PLC	17,601	123,929
Rio Tinto PLC	26,306	1,229,709
Rolls-Royce Holdings PLC	35,922	490,241
Royal Bank of Scotland Group PLC (I)	36,256	150,585
RSA Insurance Group PLC	62,496	111,711
SABMiller PLC	18,184	799,968
Schroders PLC	2,472	60,819
Segro PLC	11,818	43,351
Serco Group PLC	10,196	95,701
Severn Trent PLC	4,565	123,812
Smith & Nephew PLC	17,164	189,575
Smiths Group PLC	7,542	126,486
SSE PLC	18,009	405,105
Standard Chartered PLC	46,684	1,057,472
Standard Life PLC	42,620	188,304
Tate & Lyle PLC	9,487	102,051
Tesco PLC	157,536	845,280
The Sage Group PLC	26,415	133,967
The Weir Group PLC	4,214	120,686
TUI Travel PLC	5,538	20,981
Tullow Oil PLC	17,144	380,277
Unilever PLC	25,147	915,905
United Utilities Group PLC	13,597	157,448
Vedanta Resources PLC (L)	2,400	40,129
Vodafone Group PLC	958,649	2,728,374
Whitbread PLC	3,406	125,074
WM Morrison Supermarkets PLC	41,676	192,196

		39,314,751
United States - 0.1%
Brookfield Office Properties, Inc.	5,834	96,966
Catamaran Corp. (I)	2,000	196,013
Sims Metal Management, Ltd.	2,467	24,304
Southern Copper Corp.	266	9,140

		326,423

TOTAL COMMON STOCKS (Cost $255,382,474)		$284,143,124

PREFERRED SECURITIES - 1.9%
Brazil - 1.4%
AES Tiete SA	3,400	38,239
Banco Bradesco SA	36,535	586,975
Banco do Estado do Rio Grande do Sul SA	4,032	34,289
Bradespar SA	4,600	63,852
Braskem SA, A Shares	4,100	28,860
Centrais Eletricas Brasileiras SA	4,300	38,668
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	2,536	113,274
Cia Paranaense de Energia	1,700	27,757
Companhia de Transmissao de Energia
Eletrica Paulista	1,616	30,036
Companhia Energetica de Minas Gerais	9,286	112,591
Companhia Energetica de Sao Paulo	2,583	27,585
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	1,351	13,128
Gerdau SA	17,000	161,677
Itau Unibanco Holding SA	45,900	692,604
Itausa - Investimentos Itau SA	58,411	260,181

201

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Brazil (continued)
Klabin SA	16,000	$83,660
Lojas Americanas SA	7,557	59,155
Marcopolo SA	4,000	23,381
Metalurgica Gerdau SA	5,500	66,279
Oi SA	30,671	123,303
Petroleo Brasileiro SA	81,451	898,784
Telefonica Brasil SA	5,054	110,416
Usinas Siderurgicas de Minas Gerais SA	10,150	50,669
Vale SA	38,500	669,821

		4,315,184
Germany - 0.4%
Bayerische Motoren Werke AG, 2.320%	1,201	61,739
Henkel AG & Company KGaA, 0.800%	3,446	274,241
Porsche Automobil Holding SE, 0.760%	2,904	174,076
ProSiebenSat.1 Media AG, 1.170%	2,065	52,119
RWE AG, 2.000%	824	32,887
Volkswagen AG, 3.060%	2,749	502,135

		1,097,197
Malaysia - 0.0%
Malaysian Airline System BHD	2,300	749
South Korea - 0.1%
Hyundai Motor Company, Ltd., 2nd Preferred	560	38,946
Hyundai Securities Company	980	7,078
Samsung Electronics Company, Ltd.	440	310,599

		356,623

TOTAL PREFERRED SECURITIES (Cost $4,413,506)		$5,769,753

RIGHTS - 0.0%
CaixaBank (Expiration
Date: 10/05/2012) (I)(N)	16,396	$1,348
Cie Generale de Geophysique - Veritas
(Expiration Date: 10/12/2012; Strike Price
EUR 17.00) (I)	2,658	4,290
KTB Investment & Securities Company, Ltd.
(Expiration Date: 10/11/2012; Strike Price:
THB 12.60 ) (I)	19,875	3,681
YTL Corp. BHD (Expiration Date: 10/17/2012;
Strike Price: MYR 0.20) (I)	5,186	484

TOTAL RIGHTS (Cost $1,255)		$9,803

WARRANTS - 0.0%
Kinross Gold Corp. (Expiration Date:
09/17/2014, Strike Price: $21.30) (I)	605	431

TOTAL WARRANTS (Cost $2,883)		$431

SECURITIES LENDING COLLATERAL - 10.6%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	3,178,890	$31,816,235

TOTAL SECURITIES LENDING
COLLATERAL (Cost $31,815,106)		$31,816,235

SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
AIM Short-Term Investment Trust, STIC Prime
Portfolio, Institutional Class, 0.0800% (Y)	3,812,004	3,812,004

TOTAL SHORT-TERM INVESTMENTS (Cost $3,812,004)		$3,812,004

Total Investments (International Equity Index Trust B)
(Cost $295,427,228) - 108.5%		$325,551,350
Other assets and liabilities, net - (8.5%)		(25,469,796)

TOTAL NET ASSETS - 100.0%		$300,081,554

International Growth Stock Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 88.9%
Australia - 5.3%
BHP Billiton, Ltd.	83,096	$2,847,156
Brambles, Ltd.	692,893	5,026,545
CSL, Ltd.	63,925	3,040,631
WorleyParsons, Ltd.	155,657	4,541,484

		15,455,816
Belgium - 2.3%
Anheuser-Busch InBev NV	79,075	6,764,208
Brazil - 1.6%
Banco Bradesco SA, ADR	302,923	4,867,973
Canada - 8.6%
Agrium, Inc.	28,833	2,991,523
Canadian National Railway Company	28,234	2,498,297
Canadian Natural Resources, Ltd.	72,243	2,228,797
Cenovus Energy, Inc.	69,966	2,441,800
CGI Group, Inc. (I)	106,878	2,870,084
Fairfax Financial Holdings, Ltd.	6,346	2,451,192
Potash Corp. of Saskatchewan, Inc.	85,109	3,699,224
Suncor Energy, Inc.	182,228	5,994,562

		25,175,479
China - 3.0%
Baidu, Inc., ADR (I)	30,715	3,588,126
CNOOC, Ltd.	1,115,000	2,262,413
Industrial & Commercial Bank of China,
H Shares	5,058,000	2,974,256

		8,824,795
Denmark - 1.0%
Novo Nordisk A/S	18,092	2,855,534
France - 4.4%
Cap Gemini SA	56,591	2,402,744
Eutelsat Communications	59,714	1,918,035
L’Oreal SA	15,264	1,890,910
Publicis Groupe SA	65,233	3,657,481
Schneider Electric SA	49,328	2,929,858

		12,799,028
Germany - 4.7%
Adidas AG	55,056	4,521,372
Fresenius Medical Care AG &
Company KGaA	43,836	3,217,380
SAP AG	86,159	6,109,653

		13,848,405
Hong Kong - 3.2%
China Mobile, Ltd.	316,500	3,509,451
Galaxy Entertainment Group, Ltd. (I)	857,000	2,868,868
Hutchison Whampoa, Ltd.	323,000	3,113,326

		9,491,645
Ireland - 1.7%
Shire PLC	55,804	1,651,764
WPP PLC	239,428	3,259,993

		4,911,757
Israel - 2.0%
Teva Pharmaceutical Industries, Ltd., ADR	140,320	5,810,651
Japan - 7.2%
Canon, Inc.	88,900	2,845,048
Denso Corp.	92,500	2,902,824
FANUC Corp.	15,600	2,512,482
Keyence Corp.	12,700	3,244,375
Komatsu, Ltd.	63,700	1,253,245

202

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nidec Corp.	30,200	$2,208,126
Toyota Motor Corp.	80,200	3,146,757
Yamada Denki Company, Ltd.	68,050	2,982,273

		21,095,130
Mexico - 3.7%
America Movil SAB de CV, Series L, ADR	149,155	3,794,503
Fomento Economico Mexicano SAB
de CV, ADR	28,796	2,648,656
Grupo Televisa SAB, ADR	188,537	4,432,505

		10,875,664
Netherlands - 2.6%
Koninklijke Ahold NV	39,765	498,491
Royal Dutch Shell PLC, B Shares	100,781	3,584,607
Unilever NV	99,030	3,508,071

		7,591,169
Russia - 0.5%
Gazprom OAO, ADR (London Exchange)	162,629	1,630,833
Singapore - 2.4%
Keppel Corp., Ltd.	454,200	4,197,133
United Overseas Bank, Ltd.	178,000	2,842,141

		7,039,274
South Korea - 2.9%
Hyundai Mobis	15,679	4,365,077
NHN Corp.	15,615	4,071,030

		8,436,107
Spain - 1.1%
Amadeus IT Holding SA, A Shares	137,272	3,204,911
Sweden - 4.1%
Investment AB Kinnevik	77,181	1,605,218
Investor AB, B Shares	135,356	2,986,856
Swedbank AB, Class A	154,596	2,908,031
Telefonaktiebolaget LM Ericsson, B Shares	221,584	2,021,050
Volvo AB, Series B	183,816	2,588,182

		12,109,337
Switzerland - 8.3%
ABB, Ltd. (I)	160,908	3,024,980
Informa PLC	361,006	2,353,790
Julius Baer Group, Ltd. (I)	77,614	2,706,517
Nestle SA	69,096	4,358,654
Novartis AG	51,113	3,128,443
Roche Holdings AG	22,840	4,266,636
Syngenta AG	12,047	4,501,973

		24,340,993
Taiwan - 1.0%
Taiwan Semiconductor
Manufacturing Company, Ltd.	996,000	3,034,943
Turkey - 0.9%
Akbank TAS	653,073	2,584,216
United Kingdom - 16.4%
BG Group PLC	239,108	4,841,722
British American Tobacco PLC	86,221	4,433,366
British Sky Broadcasting Group PLC	254,584	3,058,500
Centrica PLC	502,029	2,660,933
Compass Group PLC	603,180	6,671,131
GlaxoSmithKline PLC	45,564	1,051,061
Imperial Tobacco Group PLC	154,077	5,711,168
Kingfisher PLC	742,538	3,172,923
Next PLC	75,566	4,219,478
Pearson PLC	113,893	2,228,690

International Growth Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Reed Elsevier PLC	705,808	$6,757,391
Smith & Nephew PLC	291,946	3,224,524

		48,030,887

TOTAL COMMON STOCKS (Cost $245,153,932)		$260,778,755

PREFERRED SECURITIES - 1.5%
Germany - 1.5%
Volkswagen AG	23,612	4,312,993

TOTAL PREFERRED SECURITIES (Cost $4,113,754)		$4,312,993

SHORT-TERM INVESTMENTS - 9.2%
Money Market Funds - 9.2%
State Street Institutional Liquid Reserves
Fund, 0.2106% (Y)	$26,930,450	26,930,450

TOTAL SHORT-TERM INVESTMENTS (Cost $26,930,450)		$26,930,450

Total Investments (International Growth Stock Trust)
(Cost $276,198,136) - 99.6%		$292,022,198
Other assets and liabilities, net - 0.4%		1,124,322

TOTAL NET ASSETS - 100.0%		$293,146,520

International Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.8%
Australia - 8.4%
AGL Energy, Ltd.	2,776	$43,028
ALS, Ltd.	1,740	15,397
Alumina, Ltd. (I)	12,578	10,959
Amcor, Ltd.	6,150	49,373
AMP, Ltd.	14,818	66,279
APA Group, Ltd.	3,318	16,311
Asciano, Ltd.	5,027	22,578
ASX, Ltd.	904	27,669
Australia & New Zealand Banking Group, Ltd.	13,717	350,867
Bendigo and Adelaide Bank, Ltd.	2,013	15,992
BGP Holdings PLC (I)	164,392	0
BHP Billiton, Ltd.	16,512	565,759
Boral, Ltd.	3,839	15,229
Brambles, Ltd.	7,959	57,738
Caltex Australia, Ltd.	696	11,878
Centro Retail Australia	6,559	14,217
CFS Retail Property Trust Group	10,176	20,367
Coca-Cola Amatil, Ltd.	2,935	41,140
Cochlear, Ltd.	294	20,429
Commonwealth Bank of Australia	8,156	470,238
Computershare, Ltd.	2,291	19,652
Crown, Ltd.	2,064	19,419
CSL, Ltd.	2,614	124,336
Dexus Property Group	23,674	23,322
Echo Entertainment Group, Ltd.	3,808	15,064
Fairfax Media, Ltd.	11,515	4,921
Fortescue Metals Group, Ltd.	7,219	25,795
Goodman Group	7,970	32,719
GPT Group	7,315	25,674
Harvey Norman Holding, Ltd.	2,742	5,495
Iluka Resources, Ltd.	2,158	21,790
Incitec Pivot, Ltd.	8,391	25,792
Insurance Australia Group, Ltd.	10,594	47,854

203

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Leighton Holdings, Ltd.	783	$13,415
Lend Lease Corp.	2,799	22,703
Lynas Corp., Ltd. (I)	8,833	7,156
Macquarie Group, Ltd.	1,688	49,560
Metcash, Ltd.	4,416	16,168
Mirvac Group	17,600	26,040
National Australia Bank, Ltd.	11,463	302,023
Newcrest Mining, Ltd.	3,918	116,453
Orica, Ltd.	1,861	47,829
Origin Energy, Ltd.	5,555	65,196
OZ Minerals, Ltd.	1,548	10,767
Qantas Airways, Ltd. (I)	5,716	7,201
QBE Insurance Group, Ltd.	6,052	81,016
QR National, Ltd.	8,802	31,023
Ramsay Health Care, Ltd.	678	16,854
Rio Tinto, Ltd.	2,232	122,453
Santos, Ltd.	4,866	57,024
Sonic Healthcare, Ltd.	1,910	26,841
SP AusNet	8,565	9,283
Stockland	11,518	39,794
Suncorp Group, Ltd.	6,573	62,969
Sydney Airport	1,916	6,265
Tabcorp Holdings, Ltd.	3,670	10,503
Tatts Group, Ltd.	6,903	19,353
Telstra Corp., Ltd.	22,298	90,459
Toll Holdings, Ltd.	3,511	16,055
Transurban Group	6,681	41,502
Wesfarmers, Ltd.	5,155	183,136
Westfield Group	11,045	115,992
Westfield Retail Trust	14,774	44,166
Westpac Banking Corp.	15,639	401,683
Whitehaven Coal, Ltd.	2,352	6,921
Woodside Petroleum, Ltd.	3,376	115,447
Woolworths, Ltd.	6,301	187,575
WorleyParsons, Ltd.	1,060	30,927

		4,629,033
Austria - 0.3%
Andritz AG	376	21,346
Erste Group Bank AG (I)	1,108	24,835
Immoeast AG (I)	7,589	0
IMMOFINANZ AG (I)	4,790	17,399
OMV AG	748	26,214
Raiffeisen Bank International AG	253	9,202
Telekom Austria AG	1,123	7,945
Verbund AG, Class A	352	7,292
Vienna Insurance Group AG	199	8,455
Voestalpine AG	567	17,036

		139,724
Belgium - 1.1%
Ageas	1,204	28,917
Anheuser-Busch InBev NV	4,111	351,662
Belgacom SA	784	23,953
Colruyt SA	392	17,101
Delhaize Group SA	526	20,330
Groupe Bruxelles Lambert SA	409	30,388
KBC Groep NV	831	20,051
Mobistar SA (I)	156	4,922
Solvay SA	307	35,648
Telenet Group Holding NV (I)	293	13,103
UCB SA	568	31,258
Umicore SA	589	30,885

		608,218

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China - 0.0%
Yangzijiang Shipbuilding Holdings, Ltd.	9,999	$7,939
Denmark - 1.2%
A P Moller Maersk A/S	4	27,143
A P Moller Maersk A/S, Series A	8	57,343
Carlsberg A/S	546	48,414
Coloplast A/S	118	24,582
Danske Bank A/S (I)	3,332	60,218
DSV A/S, ADR	980	22,052
Novo Nordisk A/S	2,087	329,400
Novozymes A/S, B shares	1,239	34,176
TDC A/S	2,550	18,585
Tryg A/S	127	8,254
William Demant Holdings A/S (I)	137	12,287

		642,454
Finland - 0.7%
Elisa OYJ, Class A	731	16,545
Fortum OYJ	2,260	41,674
Kesko OYJ, B Shares	328	9,292
Kone OYJ	795	55,134
Metso OYJ (I)	659	23,675
Neste Oil OYJ	661	8,693
Nokia OYJ	19,129	49,272
Nokian Renkaat OYJ	572	23,368
Orion OYJ, Series B	497	10,649
Pohjola Bank OYJ	713	9,409
Sampo OYJ	2,143	66,846
Stora Enso OYJ, Series R	2,841	17,644
UPM-Kymmene OYJ	2,707	30,710
Wartsila OYJ, Abp	864	30,027

		392,938
France - 8.4%
Accor SA	762	25,495
Aeroports de Paris	153	12,217
Air Liquide SA	1,601	198,862
Alcatel-Lucent (I)	11,956	13,245
Alstom SA	1,048	36,886
Arkema SA	320	30,060
AtoS	281	19,628
AXA SA	9,050	135,233
BioMerieux SA	1	93
BNP Paribas SA	4,946	236,396
Bouygues SA	975	23,878
Bureau Veritas SA	283	29,047
Cap Gemini SA	763	32,396
Carrefour SA	2,949	61,309
Casino Guichard Perrachon SA	286	25,359
Christian Dior SA	278	37,411
Cie de Saint-Gobain	2,021	71,240
Cie Generale d’Optique
Essilor International SA	1,031	96,681
Cie Generale de Geophysique-Veritas (I)	705	22,287
Cie Generale des Etablissements Michelin	922	72,484
CNP Assurances	766	10,020
Credit Agricole SA (I)	5,151	35,771
Danone SA	2,964	182,774
Dassault Systemes SA	316	33,289
Edenred	874	24,602
Electricite de France SA	1,239	26,016
Eurazeo	153	7,029
Eutelsat Communications	681	21,874
Fonciere Des Regions	134	10,087
France Telecom SA	9,484	114,654
GDF Suez	6,536	146,474

204

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Gecina SA	114	$11,691
Groupe Eurotunnel SA	2,889	20,391
ICADE	122	9,957
Iliad SA	119	19,393
Imerys SA	175	10,304
JCDecaux SA	344	7,826
Klepierre	509	17,873
L’Oreal SA	1,235	152,992
Lafarge SA	952	51,490
Lagardere SCA	609	16,681
Legrand SA	1,210	45,734
LVMH Moet Hennessy Louis Vuitton SA	1,302	196,346
Natixis	4,766	15,073
Pernod-Ricard SA	1,085	121,928
Peugeot SA (I)	1,190	9,437
PPR	388	59,717
Publicis Groupe SA	908	50,910
Remy Cointreau SA	115	13,226
Renault SA	980	46,190
Rexel SA	555	11,191
Safran SA	1,168	42,102
Sanofi	6,086	519,922
Schneider Electric SA	2,671	158,645
SCOR SE	842	21,693
Societe BIC SA	148	17,906
Societe Generale SA (I)	3,576	101,996
Sodexo	481	36,256
Suez Environnement Company	1,447	16,424
Technip SA	512	57,129
Thales SA	462	15,911
Total SA	10,893	541,806
Unibail-Rodamco SE	470	93,836
Vallourec SA	533	22,624
Veolia Environnement SA	1,741	18,755
Vinci SA	2,357	100,733
Vivendi SA	6,597	128,987
Wendel SA	170	14,379
Zodiac Aerospace	177	17,266

		4,607,517
Germany - 7.7%
Adidas AG	1,072	88,036
Allianz SE	2,332	277,674
Axel Springer AG	205	8,893
BASF SE	4,704	397,476
Bayer AG	4,235	364,388
Bayerische Motoren Werke AG	1,696	124,335
Beiersdorf AG	520	38,195
Brenntag AG	266	34,095
Celesio AG	439	7,833
Commerzbank AG (I)	18,738	33,588
Continental AG	407	39,928
Daimler AG	4,643	225,201
Deutsche Bank AG	4,759	188,339
Deutsche Boerse AG	989	54,771
Deutsche Lufthansa AG	1,180	16,028
Deutsche Post AG	4,333	84,713
Deutsche Telekom AG	14,378	176,946
E.ON AG	9,220	219,114
Fraport AG Frankfurt Airport
Services Worldwide	190	11,005
Fresenius Medical Care AG &
Company KGaA	1,075	78,901
Fresenius SE & Company KGaA	635	73,784
GEA Group AG	901	27,301

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Hannover Rueckversicherung AG	312	$19,961
HeidelbergCement AG	716	37,591
Henkel AG & Company, KGaA	670	43,733
Hochtief AG (I)	160	7,510
Hugo Boss AG	128	11,275
Infineon Technologies AG	5,527	35,071
K&S AG	878	43,264
Kabel Deutschland Holding AG	454	32,436
Lanxess AG	429	35,614
Linde AG	949	163,615
MAN SE	219	20,074
Merck KGaA	334	41,223
Metro AG	669	20,025
Muenchener Rueckversicherungs AG	919	143,598
RWE AG	2,504	112,227
Salzgitter AG	203	7,856
SAP AG	4,719	334,631
Siemens AG	4,214	420,818
Suedzucker AG	342	12,116
ThyssenKrupp AG	1,964	41,816
United Internet AG	491	10,018
Volkswagen AG	153	25,623
Wacker Chemie AG	81	5,205

		4,195,844
Greece - 0.2%
Coca Cola Hellenic Bottling Company SA (I)	3,995	74,573
OPAP SA	4,427	22,816

		97,389
Hong Kong - 2.9%
AIA Group, Ltd.	52,466	193,761
ASM Pacific Technology, Ltd.	1,032	12,201
Bank of East Asia, Ltd.	7,061	26,361
BOC Hong Kong Holdings, Ltd.	19,020	60,269
Cathay Pacific Airways, Ltd. (I)	5,976	9,700
Cheung Kong Holdings, Ltd.	7,058	103,046
Cheung Kong Infrastructure Holdings, Ltd.	2,385	14,475
CLP Holdings, Ltd.	9,244	78,589
First Pacific Company, Ltd.	10,725	11,626
Foxconn International Holdings, Ltd. (I)	11,238	3,681
Galaxy Entertainment Group, Ltd. (I)	7,391	24,742
Hang Lung Group, Ltd.	4,453	28,156
Hang Lung Properties, Ltd.	11,423	39,005
Hang Seng Bank, Ltd.	3,930	60,231
Henderson Land Development Company, Ltd.	4,795	34,235
HKT Trust and HKT, Ltd.	443	376
Hong Kong & China Gas Company, Ltd.	26,726	67,230
Hong Kong Exchanges & Clearing, Ltd.	5,254	79,011
Hopewell Holdings, Ltd.	2,885	9,928
Hutchison Whampoa, Ltd.	10,802	104,118
Hysan Development Company, Ltd.	3,215	14,575
Kerry Properties, Ltd.	3,648	18,410
Li & Fung, Ltd.	29,773	46,076
Lifestyle International Holdings, Ltd.	2,441	5,020
MGM China Holdings, Ltd.	4,890	8,439
MTR Corp., Ltd.	7,460	28,277
New World Development Company, Ltd.	18,988	29,231
Noble Group, Ltd.	19,808	21,266
NWS Holdings, Ltd.	7,401	11,927
Orient Overseas International, Ltd.	1,114	6,116
PCCW, Ltd.	20,521	8,374
Power Assets Holdings, Ltd.	7,031	59,647
Shangri-La Asia, Ltd.	7,655	14,851
Sino Land Company, Ltd.	15,458	28,744

205

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
SJM Holdings, Ltd.	9,958	$21,540
Sun Hung Kai Properties, Ltd.	7,940	116,247
Swire Pacific, Ltd.	3,548	43,315
The Link REIT	11,532	54,568
Wharf Holdings, Ltd.	7,675	52,741
Wheelock and Company, Ltd.	4,630	19,874
Wing Hang Bank, Ltd.	914	8,567
Yue Yuen Industrial Holdings, Ltd.	3,768	12,677

		1,591,223
Ireland - 0.8%
CRH PLC	3,781	72,869
CRH PLC (London Exchange)	199	3,841
Elan Corp. PLC (I)	2,466	26,563
Elan Corp. PLC (European
Composite Exchange) (I)	111	1,197
Experian PLC	5,178	86,165
James Hardie Industries, Ltd.	2,246	20,179
Kerry Group PLC	636	32,530
Kerry Group PLC (London Exchange)	33	1,674
Ryanair Holdings PLC, ADR	276	8,901
Shire PLC	2,882	85,305
WPP PLC	6,455	87,890

		427,114
Israel - 0.6%
Bank Hapoalim, Ltd.	5,452	19,426
Bank Leumi Le-Israel, Ltd.	6,443	17,957
Bezeq The
Israeli Telecommunication Corp., Ltd.	9,769	11,353
Delek Group, Ltd.	25	4,175
Israel Chemicals, Ltd.	2,293	27,830
Israel Corp., Ltd.	13	8,237
Mellanox Technologies, Ltd. (I)	185	19,234
Mizrahi Tefahot Bank, Ltd.	635	5,618
Nice Systems, Ltd. (I)	296	9,878
Teva Pharmaceutical Industries, Ltd.	4,827	199,835

		323,543
Italy - 2.0%
Assicurazioni Generali SpA	5,975	86,161
Atlantia SpA	1,705	26,534
Autogrill SpA	591	5,631
Banca Monte dei Paschi di Siena SpA (I)	33,119	9,580
Banco Popolare SC (I)	9,090	13,682
Beni Stabili SpA	8	4
Enel Green Power SpA	9,018	15,282
Enel SpA	33,663	119,338
Eni SpA	13,023	285,738
Exor SpA	332	8,381
Fiat Industrial SpA	4,359	42,759
Fiat SpA (I)	4,511	24,170
Finmeccanica SpA (I)	2,086	9,943
Intesa Sanpaolo SpA	51,529	78,806
Intesa Sanpaolo SpA (Italian Exchange)	4,807	6,246
Luxottica Group SpA	603	21,281
Mediaset SpA	3,654	6,887
Mediobanca SpA	2,663	14,289
Pirelli & C. SpA	1,226	13,247
Prysmian SpA	1,050	18,797
Saipem SpA	1,353	65,184
Snam SpA	8,621	38,266
Telecom Italia SpA	47,823	48,056
Telecom Italia SpA	31,041	27,224
Terna Rete Elettrica Nazionale SpA	6,730	25,124
UniCredit SpA (I)	20,733	86,666

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Unione di Banche Italiane SCPA	4,416	$16,397

		1,113,673
Japan - 19.2%
ABC-MART, Inc.	136	6,006
Advantest Corp.	760	9,873
Aeon Company, Ltd.	3,096	34,958
AEON Credit Service Company, Ltd.	347	7,465
Aeon Mall Company, Ltd.	369	9,026
Air Water, Inc.	735	9,000
Aisin Seiki Company, Ltd.	973	27,653
Ajinomoto Company, Inc.	3,264	51,117
Alfresa Holdings Corp.	224	11,040
All Nippon Airways Company, Ltd.	5,786	12,157
Amada Company, Ltd.	1,823	7,981
Aozora Bank, Ltd.	2,936	8,986
Asahi Glass Company, Ltd.	5,111	34,025
Asahi Group Holdings, Ltd.	1,988	48,992
Asahi Kasei Corp.	6,400	33,029
Asics Corp.	763	10,289
Astellas Pharma, Inc.	2,282	115,905
Benesse Holdings, Inc.	345	16,694
Bridgestone Corp.	3,326	77,078
Brother Industries, Ltd.	1,224	11,345
Canon, Inc.	5,800	185,616
Casio Computer Company, Ltd.	1,152	8,115
Central Japan Railway Company, Ltd.	729	63,947
Chiyoda Corp.	786	12,218
Chubu Electric Power Company, Inc.	3,277	42,694
Chugai Pharmaceutical Company, Ltd.	1,138	23,830
Citizen Holdings Company, Ltd.	1,361	6,877
Coca-Cola West Company, Ltd.	311	5,138
Cosmo Oil Company, Ltd.	2,752	5,013
Credit Saison Company, Ltd.	805	19,451
Dai Nippon Printing Company, Ltd.	2,835	19,751
Daicel Corp.	1,481	8,877
Daido Steel Company, Ltd.	1,443	6,706
Daihatsu Motor Company, Ltd.	988	16,470
Daiichi Sankyo Company, Ltd.	3,443	56,893
Daikin Industries, Ltd.	1,190	30,826
Dainippon Sumitomo Pharma Company, Ltd.	808	8,880
Daito Trust Construction Company, Ltd.	369	37,108
Daiwa House Industry Company, Ltd.	2,690	39,031
Daiwa Securities Group, Inc.	8,424	32,028
Dena Company, Ltd.	523	17,216
Denki Kagaku Kogyo KK	2,430	7,529
Denso Corp.	2,494	78,266
Dentsu, Inc.	918	23,279
East Japan Railway Company	1,750	115,897
Eisai Company, Ltd.	1,279	57,564
Electric Power Development Company, Ltd.	594	15,566
Elpida Memory, Inc. (I)	5,033	0
FamilyMart Company, Ltd.	297	14,605
FANUC Corp.	973	156,708
Fast Retailing Company, Ltd.	270	62,540
Fuji Electric Company, Ltd.	2,835	5,771
Fuji Heavy Industries, Ltd.	2,986	24,770
FUJIFILM Holdings Corp.	2,375	39,769
Fujitsu, Ltd.	9,436	35,398
Fukuoka Financial Group, Inc.	3,922	15,923
Furukawa Electric Company, Ltd.	3,231	6,070
Gree, Inc.	472	8,600
GS Yuasa Corp.	1,772	7,380
Hakuhodo DY Holdings, Inc.	120	8,085
Hamamatsu Photonics KK	367	12,601

206

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Hankyu Hanshin Holdings, Inc.	5,982	$32,286
Hino Motors, Ltd.	1,317	8,617
Hirose Electric Company, Ltd.	164	18,272
Hisamitsu Pharmaceutical Company, Inc.	316	17,437
Hitachi Chemical, Ltd.	530	7,160
Hitachi Construction
Machinery Company, Ltd.	548	8,861
Hitachi High-Technologies Corp.	316	7,619
Hitachi Metals, Ltd.	836	7,361
Hitachi, Ltd.	23,696	131,669
Hokkaido Electric Power Company, Inc.	957	7,673
Hokuhoku Financial Group, Inc.	109	169
Hokuriku Electric Power Company	881	10,672
Honda Motor Company, Ltd.	8,343	256,002
Hoya Corp.	2,233	49,045
Hulic Company, Ltd. (I)	1,223	7,388
Ibiden Company, Ltd.	614	8,967
Idemitsu Kosan Company, Ltd.	113	9,219
IHI Corp.	6,705	14,937
Inpex Corp.	12	71,084
Isetan Mitsukoshi Holdings, Ltd.	1,826	19,037
Isuzu Motors, Ltd.	6,021	29,059
ITOCHU Corp.	7,710	78,100
Itochu Techno-Science Corp.	144	7,489
J Front Retailing Company, Ltd.	2,456	13,777
Japan Petroleum Exploration Company, Ltd.	146	5,822
Japan Prime Realty Investment Corp.	5	15,065
Japan Real Estate Investment Corp.	4	40,275
Japan Retail Fund Investment Corp.	11	19,657
Japan Tobacco, Inc.	4,603	137,955
JFE Holdings, Inc.	2,365	31,178
JGC Corp.	1,064	35,495
JSR Corp.	910	14,916
JTEKT Corp.	1,156	9,132
Jupiter Telecommunications Company, Ltd.	11	11,165
JX Holdings, Inc.	11,463	62,669
Kajima Corp.	4,276	11,664
Kamigumi Company, Ltd.	1,267	10,431
Kaneka Corp.	1,423	6,852
Kansai Paint Company, Ltd.	1,114	12,272
Kao Corp.	2,696	79,453
Kawasaki Heavy Industries, Ltd.	7,210	14,307
Kawasaki Kisen Kaisha, Ltd.	4,475	5,614
KDDI Corp.	1,379	106,847
Keikyu Corp.	2,380	22,441
Keio Corp.	2,936	22,115
Keisei Electric Railway Company, Ltd.	1,393	12,580
Keyence Corp.	232	59,267
Kikkoman Corp.	812	11,099
Kinden Corp.	670	4,222
Kintetsu Corp.	8,247	32,326
Kirin Holdings Company, Ltd.	4,410	58,968
Kobe Steel, Ltd.	12,883	10,061
Koito Manufacturing Company, Ltd.	482	5,566
Komatsu, Ltd.	4,786	94,161
Konami Corp.	501	11,387
Konica Minolta Holdings, Inc.	2,430	18,664
Kubota Corp.	5,610	56,749
Kuraray Company, Ltd.	1,775	20,164
Kurita Water Industries, Ltd.	573	12,688
Kyocera Corp.	778	67,340
Kyowa Hakko Kogyo Company, Ltd.	1,317	15,908
Kyushu Electric Power Company, Inc.	2,202	18,133
Lawson, Inc.	308	23,667
LIXIL Group Corp.	1,350	32,197

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mabuchi Motor Company, Ltd.	123	$5,624
Makita Corp.	571	22,147
Marubeni Corp.	8,374	53,396
Marui Group Company, Ltd.	1,159	8,208
Maruichi Steel Tube, Ltd.	239	5,112
Mazda Motor Corp. (I)	13,906	16,197
McDonald’s Holdings Company, Ltd.	339	9,644
Medipal Holdings Corp.	745	10,233
MEIJI Holdings Company, Ltd.	325	16,133
Miraca Holdings, Inc.	283	12,700
Mitsubishi Chemical Holdings Corp.	6,998	26,790
Mitsubishi Corp.	7,205	130,895
Mitsubishi Electric Corp.	9,790	72,095
Mitsubishi Estate Company, Ltd.	6,350	121,484
Mitsubishi Gas & Chemicals Company, Inc.	1,954	9,808
Mitsubishi Heavy Industries, Ltd.	15,664	67,798
Mitsubishi Logistics Corp.	585	6,959
Mitsubishi Materials Corp.	5,667	17,848
Mitsubishi Motors Corp. (I)	19,914	18,363
Mitsubishi Tanabe Pharma Corp.	1,166	17,732
Mitsubishi UFJ Financial Group	65,224	303,896
Mitsubishi UFJ Lease &
Finance Company, Ltd.	302	12,725
Mitsui & Company, Ltd.	8,889	124,969
Mitsui Chemicals, Inc.	4,410	8,584
Mitsui Fudosan Company, Ltd.	4,250	85,048
Mitsui O.S.K. Lines, Ltd.	5,559	12,951
Mizuho Financial Group, Inc.	116,957	189,322
MS&AD Insurance Group Holdings	2,604	44,760
Murata Manufacturing Company, Ltd.	1,029	54,740
Nabtesco Corp.	511	9,375
Namco Bandai Holdings, Inc.	916	15,468
NEC Corp.	13,464	21,276
Nexon Company, Ltd. (I)	547	7,528
NGK Insulators, Ltd.	1,291	15,453
NGK Spark Plug Company, Ltd.	1,046	10,997
NHK Spring Company, Ltd.	823	7,060
Nidec Corp.	554	40,507
Nikon Corp.	1,729	47,534
Nintendo Company, Ltd.	558	70,167
Nippon Building Fund, Inc.	5	53,876
Nippon Electric Glass Company, Ltd.	2,025	11,107
Nippon Express Company, Ltd.	4,302	16,310
Nippon Meat Packers, Inc.	880	11,295
Nippon Paper Group, Inc.	503	5,931
Nippon Steel Corp.	26,135	53,533
Nippon Telegraph & Telephone Corp.	2,241	106,339
Nippon Yusen KK	8,287	14,641
Nissan Motor Company, Ltd.	12,735	108,425
Nisshin Seifun Group, Inc.	963	11,842
Nisshin Steel Company, Ltd.	3,517	3,786
Nissin Food Products Company, Ltd.	301	11,800
Nitori Holdings Company, Ltd.	178	16,521
Nitto Denko Corp.	839	39,957
NKSJ Holdings, Inc.	1,922	37,599
NOK Corp.	528	8,446
Nomura Holdings, Inc.	18,566	66,297
Nomura Real Estate Holdings, Inc.	484	8,502
Nomura Real Estate Office Fund, Inc.	2	12,527
Nomura Research Institute, Ltd.	515	10,544
NSK, Ltd.	2,235	12,962
NTN Corp.	2,170	4,361
NTT Data Corp.	8	24,969
NTT DOCOMO, Inc.	79	128,119
NTT Urban Development Corp.	7	5,629

207

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Obayashi Corp.	3,290	$15,001
Odakyu Electric Railway Company, Ltd.	3,189	33,541
OJI Paper Company, Ltd.	4,067	12,395
Olympus Corp. (I)	1,102	21,448
Omron Corp.	1,031	19,800
Ono Pharmaceutical Company, Ltd.	419	25,757
Oracle Corp. Japan	194	9,963
Oriental Land Company, Ltd.	255	33,555
ORIX Corp.	536	53,746
Osaka Gas Company, Ltd.	9,512	41,921
Otsuka Corp.	83	7,412
Otsuka Holdings Company, Ltd.	1,846	57,237
Panasonic Corp.	11,297	74,618
Rakuten, Inc.	3,746	38,116
Resona Holdings, Inc.	9,718	39,822
Ricoh Company, Ltd.	3,131	26,411
Rinnai Corp.	166	12,312
Rohm Company, Ltd.	490	16,490
Sankyo Company, Ltd.	249	11,575
Sanrio Company, Ltd.	227	8,067
Santen Pharmaceutical Company, Ltd.	377	17,313
SBI Holdings, Inc.	1,158	7,457
Secom Company, Ltd.	1,067	55,621
Sega Sammy Holdings, Inc.	1,030	19,492
Seiko Epson Corp.	661	3,957
Sekisui Chemical Company, Ltd.	2,203	17,747
Sekisui House, Ltd.	2,911	28,892
Seven & I Holdings Company, Ltd.	3,848	118,167
Seven Bank, Ltd.	2,710	8,261
Sharp Corp. (I)	5,061	12,535
Shikoku Electric Power Company, Inc.	875	9,769
Shimadzu Corp.	1,190	8,314
Shimamura Company, Ltd.	113	13,137
Shimano, Inc.	381	27,740
Shimizu Corp.	3,012	10,146
Shin-Etsu Chemical Company, Ltd.	2,109	118,557
Shinsei Bank, Ltd.	7,763	10,038
Shionogi & Company, Ltd.	1,541	23,468
Shiseido Company, Ltd.	1,854	25,436
Showa Denko KK	7,334	11,644
Showa Shell Sekiyu KK	982	5,206
SMC Corp.	275	44,299
Softbank Corp.	4,546	184,001
Sojitz Corp.	6,449	8,341
Sony Corp.	5,119	59,764
Sony Financial Holdings, Inc.	884	15,060
Square Enix Company, Ltd.	324	4,942
Stanley Electric Company, Ltd.	733	10,849
Sumco Corp. (I)	589	3,965
Sumitomo Chemical Company, Ltd.	7,709	19,639
Sumitomo Corp.	5,759	77,655
Sumitomo Electric Industries, Ltd.	3,878	40,960
Sumitomo Heavy Industries, Ltd.	2,809	9,600
Sumitomo Metal Industries, Ltd. (I)	17,308	25,949
Sumitomo Metal Mining Company, Ltd.	2,657	33,321
Sumitomo Mitsui Financial Group, Inc.	6,888	214,278
Sumitomo Mitsui Trust Holdings, Inc.	16,044	47,652
Sumitomo Realty &
Development Company, Ltd.	1,823	48,362
Sumitomo Rubber Industries, Ltd.	870	10,326
Suruga Bank, Ltd.	912	10,307
Suzuken Company, Ltd.	359	11,910
Suzuki Motor Corp.	1,865	36,179
Sysmex Corp.	369	17,701
T&D Holdings, Inc.	2,938	31,783

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Taiheiyo Cement Corp.	5,721	$12,308
Taisei Corp.	5,212	14,955
Taisho Pharmaceutical
Holdings Company, Ltd.	184	14,986
Taiyo Nippon Sanso Corp.	1,343	7,068
Takashimaya Company, Ltd.	1,338	9,160
Takeda Pharmaceutical Company, Ltd.	4,032	185,620
TDK Corp.	627	23,321
Teijin, Ltd.	4,757	11,634
Terumo Corp.	791	34,034
The Bank of Kyoto, Ltd.	1,645	13,890
The Bank of Yokohama, Ltd.	6,224	29,473
The Chiba Bank, Ltd.	3,871	22,437
The Chugoku Bank, Ltd.	888	12,459
The Chugoku Electric Power Company, Inc.	1,533	20,363
The Dai-ichi Life Insurance Company, Ltd.	45	51,030
The Gunma Bank, Ltd.	1,975	9,984
The Hachijuni Bank, Ltd.	2,126	11,720
The Iyo Bank, Ltd.	1,241	10,111
The Japan Steel Works, Ltd.	1,595	8,883
The Joyo Bank, Ltd.	3,315	16,147
The Kansai Electric Power Company, Ltd.	3,861	29,870
The Nishi-Nippon City Bank, Ltd.	3,441	7,976
The Shizuoka Bank, Ltd.	2,701	27,645
THK Company, Ltd.	612	9,326
Tobu Railway Company, Ltd.	5,186	27,902
Toho Company, Ltd.	577	10,572
Toho Gas Company, Ltd.	2,076	13,782
Tohoku Electric Power Company, Inc.	2,321	18,602
Tokio Marine Holdings, Inc.	3,698	94,396
Tokyo Electric Power Company, Inc. (I)	7,464	12,239
Tokyo Electron, Ltd.	872	37,114
Tokyo Gas Company, Ltd.	12,731	70,135
Tokyu Corp.	5,768	27,563
Tokyu Land Corp.	2,177	11,651
TonenGeneral Sekiyu KK	1,443	12,488
Toppan Printing Company, Ltd.	2,835	16,445
Toray Industries, Inc.	7,438	44,006
Toshiba Corp.	20,672	66,150
Tosoh Corp.	2,587	4,902
TOTO, Ltd.	1,519	11,167
Toyo Seikan Kaisha, Ltd.	771	8,244
Toyo Suisan Kaisha, Ltd.	457	11,428
Toyoda Gosei Company, Ltd.	331	6,624
Toyota Boshoku Corp.	311	3,225
Toyota Industries Corp.	832	23,276
Toyota Motor Corp.	14,139	554,763
Toyota Tsusho Corp.	1,079	23,058
Trend Micro, Inc.	536	14,962
Tsumura & Company, Ltd.	308	9,646
Ube Industries, Ltd.	5,111	10,994
Unicharm Corp.	578	33,185
Ushio, Inc.	533	6,402
USS Company, Ltd.	113	11,928
West Japan Railway Company	864	36,866
Yahoo Japan Corp.	76	28,939
Yakult Honsha Company, Ltd.	491	23,272
Yamada Denki Company, Ltd.	450	19,721
Yamaguchi Financial Group, Inc.	1,064	8,614
Yamaha Corp.	827	7,667
Yamaha Motor Company, Ltd.	1,447	12,635
Yamato Kogyo Company, Ltd.	214	6,311
Yamato Transport Company, Ltd.	1,914	30,302
Yamazaki Baking Company, Ltd.	610	8,155
Yaskawa Electric Corp.	1,090	7,288

208

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Yokogawa Electric Corp.	1,040	$12,013

		10,536,800
Jersey, C.I. - 0.1%
Randgold Resources, Ltd.	445	54,802
Luxembourg - 0.3%
ArcelorMittal	4,793	69,102
Millicom International Cellular SA	325	30,176
SES SA	1,552	42,277
Tenaris SA	2,408	49,134

		190,689
Macau - 0.1%
Sands China, Ltd.	12,347	45,766
Wynn Macau, Ltd.	7,997	21,639

		67,405
Mexico - 0.1%
Fresnillo PLC	925	27,801
Netherlands - 4.7%
Aegon NV	8,755	45,732
Akzo Nobel NV	1,201	68,030
ASML Holding NV (I)	2,153	115,416
Corio NV	334	14,245
DE Master Blenders 1753 NV (I)	3,030	36,556
Delta Lloyd NV	706	10,814
European Aeronautic Defence &
Space Company NV	2,116	67,271
Fugro NV	357	24,347
Gemalto NV	409	36,028
Heineken Holding NV	515	25,059
Heineken NV	1,179	70,412
ING Groep NV (I)	19,610	155,889
Koninklijke Ahold NV	5,346	67,017
Koninklijke Boskalis Westinster NV	365	13,232
Koninklijke DSM NV	795	39,742
Koninklijke KPN NV	5,127	39,252
Koninklijke Philips Electronics NV	5,325	124,512
Koninklijke Vopak NV	363	25,527
QIAGEN NV (I)	1,207	22,211
Randstad Holdings NV	617	20,563
Reed Elsevier NV	3,503	46,915
Royal Dutch Shell PLC, B Shares	13,542	481,666
Royal Dutch Shell PLC, Class A (London
Stock Exchange)	18,925	655,432
SBM Offshore NV (I)	884	12,648
TNT Express NV	1,680	17,555
Unilever NV	8,340	295,439
Wolters Kluwer NV	1,554	29,269

		2,560,779
New Zealand - 0.1%
Auckland International Airport, Ltd.	4,773	10,367
Contact Energy, Ltd.	1,864	8,135
Fletcher Building, Ltd.	3,509	20,204
SKYCITY Entertainment Group, Ltd.	2,971	9,296
Telecom Corp. of New Zealand, Ltd.	9,651	19,013

		67,015
Norway - 0.9%
Aker Solutions ASA	848	16,130
DNB ASA	4,991	61,385
Gjensidige Forsikring ASA	1,031	14,316
Norsk Hydro ASA	4,798	22,549
Orkla ASA	3,906	29,707
Renewable Energy Corp. ASA (I)	3	1

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
Seadrill, Ltd.	1,802	$70,524
Statoil ASA	5,724	148,066
Telenor ASA	3,700	72,219
Veripos, Inc. (I)	147	409
Yara International ASA	954	47,913

		483,219
Portugal - 0.2%
Banco Espirito Santo SA	10,360	7,534
EDP - Energias de Portugal SA	9,626	26,550
Galp Energia SGPS SA	1,194	19,411
Jeronimo Martins SGPS SA	1,135	18,957
Portugal Telecom SGPS SA	3,234	16,020

		88,472
Singapore - 1.8%
Ascendas Real Estate Investment Trust	9,761	19,132
CapitaLand, Ltd.	12,976	33,483
CapitaMall Trust	12,019	19,756
CapitaMalls Asia, Ltd.	6,907	9,259
City Developments, Ltd.	2,531	24,133
ComfortDelGro Corp., Ltd.	9,277	12,944
Cosco Corp. Singapore, Ltd.	5,371	4,203
DBS Group Holdings, Ltd.	9,190	107,339
Fraser and Neave, Ltd. (I)	4,656	33,591
Genting Singapore PLC	31,429	34,961
Global Logistic Properties, Ltd.	10,610	21,627
Golden Agri-Resources, Ltd.	34,375	18,409
Hutchison Port Holdings Trust	27,003	19,583
Jardine Cycle and Carriage, Ltd.	533	20,834
Keppel Corp., Ltd.	7,495	69,259
Keppel Land, Ltd.	3,771	10,870
Neptune Orient Lines, Ltd. (I)	4,580	4,199
Olam International, Ltd.	8,219	13,647
Oversea-Chinese Banking Corp., Ltd.	13,337	101,233
SembCorp Industries, Ltd.	4,984	22,947
SembCorp Marine, Ltd.	4,226	17,037
Singapore Airlines, Ltd.	2,272	19,853
Singapore Airlines, Ltd. (Board Lot 200)	521	4,540
Singapore Exchange, Ltd.	4,352	24,748
Singapore Press Holdings, Ltd.	8,287	27,459
Singapore Technologies Engineering, Ltd.	7,742	22,295
Singapore Telecommunications, Ltd.	33,451	87,082
Singapore Telecommunications, Ltd.	7,465	19,426
StarHub, Ltd.	3,037	9,188
United Overseas Bank, Ltd.	6,636	105,958
UOL Group, Ltd.	2,329	10,846
Wilmar International, Ltd.	9,739	25,681

		975,522
Spain - 2.7%
Abertis Infraestructuras SA	1,864	27,506
Acciona SA	117	6,683
Acerinox SA (I)	515	5,798
ACS Actividades de Construccion
y Servicios SA	731	15,121
Amadeus IT Holding SA, A Shares	1,591	37,145
Banco Bilbao Vizcaya Argentaria SA	26,164	206,868
Banco de Sabadell SA	14,347	38,668
Banco Popular Espanol SA (I)	6,780	14,869
Banco Santander SA	50,396	377,549
Bankia SA (I)	5,093	8,505
CaixaBank (I)	4,160	15,637
Distribuidora Internacional
de Alimentacion SA	3,150	17,418
Enagas SA	923	18,251

209

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Ferrovial SA	2,079	$27,117
Gas Natural SDG SA	1,788	25,377
Grifols SA (I)	770	25,458
Iberdrola SA	19,845	90,283
Inditex SA	1,118	138,795
Mapfre SA	3,967	10,863
Red Electrica Corp. SA	558	26,502
Repsol SA	4,179	81,339
Telefonica SA (I)	20,634	275,144
Zardoya Otis SA	802	9,443

		1,500,339
Sweden - 3.0%
Alfa Laval AB	1,730	31,464
Assa Abloy AB, Series B	1,692	54,916
Atlas Copco AB, Series A	3,437	80,521
Atlas Copco AB, Series B	1,985	41,673
Boliden AB	1,410	23,604
Electrolux AB	1,240	30,701
Elekta AB, Series B	1,889	24,978
Getinge AB, B Shares	1,015	30,663
Hennes & Mauritz AB, B Shares	4,866	169,457
Hexagon AB	1,221	26,277
Holmen AB, Series B	273	7,460
Husqvarna AB, B Shares	2,036	10,414
Industrivarden AB, C Shares	609	8,734
Investment AB Kinnevik	1,062	22,088
Investor AB, B Shares	2,324	51,283
Lundin Petroleum AB (I)	1,148	28,062
Modern Times Group AB, B Shares	236	10,449
Nordea Bank AB	13,483	133,855
Ratos AB	988	8,736
Sandvik AB	5,134	69,954
Scania AB, Series B	1,649	30,358
Securitas AB, Series B	1,615	12,155
Skandinaviska Enskilda Banken AB, Series A	7,199	60,473
Skanska AB, Series B	1,959	31,775
SKF AB, B Shares	1,996	43,203
SSAB AB, Series A	807	5,759
Svenska Cellulosa AB, B Shares	2,953	54,960
Svenska Handelsbanken AB, Class A	2,526	94,890
Swedbank AB, Class A	4,198	78,967
Swedish Match AB	1,056	42,754
Tele2 AB, Series B	1,638	29,778
Telefonaktiebolaget LM Ericsson, B Shares	15,429	140,727
TeliaSonera AB	11,080	79,872
Volvo AB, Series B	7,130	100,392

		1,671,352
Switzerland - 9.0%
ABB, Ltd. (I)	11,264	211,757
Actelion, Ltd. (I)	572	28,695
Adecco SA (I)	673	32,126
Aryzta AG (I)	450	21,606
Baloise Holding AG	246	19,373
Banque Cantonale Vaudoise	17	8,815
Barry Callebaut AG (I)	11	10,213
Cie Financiere Richemont SA	2,676	160,447
Credit Suisse Group AG (I)	6,257	133,070
GAM Holding AG (I)	962	12,557
Geberit AG (I)	194	42,267
Givaudan AG (I)	43	40,860
Glencore International PLC	19,500	108,408
Holcim, Ltd. (I)	1,172	74,633
Julius Baer Group, Ltd. (I)	1,050	36,615

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Kuehne & Nagel International AG	279	$31,570
Lindt & Spruengli AG - PC (I)	5	15,828
Lindt & Spruengli AG - REG (I)	1	36,134
Lonza Group AG (I)	274	14,357
Nestle SA	16,897	1,065,869
Novartis AG	11,777	720,828
Pargesa Holding SA	140	9,282
Partners Group Holding AG	70	14,571
Roche Holdings AG	3,598	672,126
Schindler Holding AG
(Participation Certificates)	247	30,406
Schindler Holding AG (Registered Shares)	112	13,841
SGS SA	29	59,568
Sika AG (I)	12	24,504
Sonova Holding AG (I)	255	25,802
STMicroelectronics NV	3,285	17,768
Straumann Holding AG	46	6,128
Sulzer AG	125	18,208
Swiss Life Holding (I)	158	18,863
Swiss Prime Site AG (I)	253	20,902
Swiss Re, Ltd. (I)	1,804	116,083
Swisscom AG	120	48,278
Syngenta AG	486	181,619
The Swatch Group AG (Bearer Shares)	158	63,022
The Swatch Group AG (Registered Shares)	224	15,613
Transocean, Ltd. (I)	1,795	80,495
UBS AG (I)	18,643	227,529
Wolseley PLC	1,456	62,301
Xstrata PLC (I)	10,765	167,057
Zurich Insurance Group AG (I)	756	188,238

		4,908,232
United Kingdom - 19.1%
3i Group PLC	5,006	18,056
Aberdeen Asset Management PLC	4,424	22,279
Admiral Group PLC	1,048	17,867
Aggreko PLC	1,377	51,567
AMEC PLC	1,651	30,648
Anglo American PLC	7,119	209,564
Antofagasta PLC	2,004	41,027
ARM Holdings PLC	7,033	65,582
Associated British Foods PLC	1,812	37,761
AstraZeneca PLC	6,468	308,996
Aviva PLC	14,972	77,365
Babcock International Group PLC	1,851	27,754
BAE Systems PLC	16,575	87,257
Balfour Beatty PLC	3,542	17,419
Barclays PLC	59,500	207,115
BG Group PLC	17,397	352,274
BHP Billiton PLC	10,817	337,803
BP PLC	97,423	687,631
British American Tobacco PLC	10,015	514,958
British Land Company PLC	4,326	36,542
British Sky Broadcasting Group PLC	5,602	67,301
BT Group PLC	39,937	148,963
Bunzl PLC	1,705	30,588
Burberry Group PLC	2,237	36,323
Capita PLC	3,324	41,647
Capital Shopping Centres Group PLC	2,881	15,262
Carnival PLC	934	34,510
Centrica PLC	26,537	140,656
Cobham PLC	5,558	19,943
Compass Group PLC	9,624	106,441
Croda International PLC	698	27,376
Diageo PLC	12,829	361,220

210

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Eurasian Natural Resources Corp. PLC	1,329	$6,660
Evraz PLC	1,727	6,904
G4S PLC	7,269	31,243
GKN PLC	8,003	27,821
GlaxoSmithKline PLC	25,682	592,427
Hammerson PLC	3,666	26,753
HSBC Holdings PLC	92,986	862,828
ICAP PLC	2,832	14,731
IMI PLC	1,655	24,126
Imperial Tobacco Group PLC	5,097	188,930
Inmarsat PLC	2,311	22,074
Intercontinental Hotels Group PLC	1,500	39,348
International Consolidated Airlines
Group SA (London) (I)	4,779	11,519
Intertek Group PLC	826	36,616
Invensys PLC	4,188	15,871
Investec PLC	2,776	17,188
ITV PLC	19,033	27,251
J Sainsbury PLC	6,289	35,344
Johnson Matthey PLC	1,043	40,729
Kazakhmys PLC	1,041	11,707
Kingfisher PLC	12,090	51,662
Land Securities Group PLC	3,974	48,925
Legal & General Group PLC	30,005	64,116
Lloyds Banking Group PLC (I)	216,108	136,164
London Stock Exchange Group PLC	905	13,803
Lonmin PLC	837	7,570
Man Group PLC	9,373	12,516
Marks & Spencer Group PLC	8,177	47,178
Meggitt PLC (I)	4,013	25,661
Melrose PLC	6,182	24,211
National Grid PLC	18,265	201,628
Next PLC	850	47,463
Old Mutual PLC	24,878	68,485
Pearson PLC	4,177	81,737
Petrofac, Ltd.	1,337	34,540
Prudential PLC	13,072	169,620
Reckitt Benckiser Group PLC	3,332	191,977
Reed Elsevier PLC	6,216	59,512
Resolution, Ltd.	7,091	24,901
Rexam PLC	4,519	31,818
Rio Tinto PLC	6,865	320,914
Rolls-Royce Holdings PLC (I)	9,598	130,987
Royal Bank of Scotland Group PLC (I)	10,691	44,404
RSA Insurance Group PLC	18,199	32,531
SABMiller PLC	4,894	215,301
Schroders PLC	583	14,344
Segro PLC	3,821	14,016
Serco Group PLC	2,567	24,094
Severn Trent PLC	1,225	33,225
Smith & Nephew PLC	4,569	50,464
Smiths Group PLC	1,993	33,424
SSE PLC	4,835	108,761
Standard Chartered PLC	12,249	277,461
Standard Life PLC	12,005	53,040
Subsea 7 SA	1,429	33,102
Tate & Lyle PLC	2,404	25,860
Tesco PLC	41,159	220,844
The Sage Group PLC	6,509	33,011
The Weir Group PLC	1,089	31,188
TUI Travel PLC	2,291	8,680
Tullow Oil PLC	4,640	102,921
Unilever PLC	6,572	239,366
United Utilities Group PLC	3,467	40,147
Vedanta Resources PLC	547	9,146

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Vodafone Group PLC	252,673	$719,123
Whitbread PLC	918	33,711
WM Morrison Supermarkets PLC	11,962	55,165

		10,468,482
United States - 0.2%
Sims Metal Management, Ltd.	849	8,364
Thomson Reuters Corp.	3,171	91,515

		99,879

TOTAL COMMON STOCKS (Cost $48,301,386)		$52,477,397

PREFERRED SECURITIES - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG, 2.320%	270	13,880
Henkel AG & Company KGaA, 0.800%	910	72,420
Porsche Automobil Holding SE, 0.760%	780	46,756
ProSiebenSat.1 Media AG, 1.170%	452	11,408
RWE AG, 2.000%	202	8,062
Volkswagen AG, 3.060%	741	135,352

		287,878

TOTAL PREFERRED SECURITIES (Cost $255,383)		$287,878

RIGHTS - 0.0%
Cie Generale de Geophysique - Veritas
(Expiration Date: 10/12/2012; Strike Price
EUR 17.00) (I)	705	1,138

TOTAL RIGHTS (Cost $0)		$1,138

SHORT-TERM INVESTMENTS - 10.5%
Repurchase Agreement - 10.5%
Repurchase Agreement with State Street Corp.
dated 09/28/2012 at 0.010% to be
repurchased at $5,761,005 on 10/01/2012,
collateralized by $4,325,000 U.S. Treasury
Bonds, 4.500% due 08/15/2039 (valued at
$5,880,266, including interest)	5,761,000	$5,761,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,761,000)		$5,761,000

Total Investments (International Index Trust)
(Cost $54,317,769) - 106.8%		$58,527,413
Other assets and liabilities, net - (6.8%)		(3,729,871)

TOTAL NET ASSETS - 100.0%		$54,797,542

International Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 88.1%
Australia - 5.2%
BHP Billiton, Ltd.	53,064	$1,818,160
Brambles, Ltd.	444,552	3,224,972
CSL, Ltd.	41,541	1,975,923
WorleyParsons, Ltd.	100,333	2,927,338

		9,946,393
Belgium - 2.3%
Anheuser-Busch InBev NV	50,641	4,331,916
Brazil - 1.6%
Banco Bradesco SA, ADR	193,997	3,117,532

211

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada - 8.5%
Agrium, Inc.	18,465	$1,915,807
Canadian National Railway Company	18,082	1,599,993
Canadian Natural Resources, Ltd.	46,583	1,437,150
Cenovus Energy, Inc.	44,807	1,563,756
CGI Group, Inc. (I)	69,602	1,869,080
Fairfax Financial Holdings, Ltd.	4,064	1,569,752
Potash Corp. of Saskatchewan, Inc.	54,987	2,389,985
Suncor Energy, Inc.	117,468	3,864,220

		16,209,743
China - 3.0%
Baidu, Inc., ADR (I)	19,952	2,330,793
CNOOC, Ltd.	714,000	1,448,756
Industrial & Commercial Bank of China,
H Shares	3,239,000	1,904,629

		5,684,178
Denmark - 1.0%
Novo Nordisk A/S	11,658	1,840,029
France - 4.3%
Cap Gemini SA	36,242	1,538,765
Eutelsat Communications	38,241	1,228,314
L’Oreal SA	9,776	1,211,054
Publicis Groupe SA	41,776	2,342,295
Schneider Electric SA	31,591	1,876,361

		8,196,789
Germany - 4.7%
Adidas AG	35,259	2,895,580
Fresenius Medical Care AG &
Company KGaA	28,073	2,060,441
SAP AG	55,177	3,912,677

		8,868,698
Hong Kong - 3.2%
China Mobile, Ltd.	202,500	2,245,383
Galaxy Entertainment Group, Ltd. (I)	549,000	1,837,816
Hutchison Whampoa, Ltd.	207,000	1,995,228

		6,078,427
Ireland - 1.7%
Shire PLC	35,737	1,057,793
WPP PLC	153,333	2,087,744

		3,145,537
Israel - 2.0%
Teva Pharmaceutical Industries, Ltd., ADR	90,441	3,745,162
Japan - 7.1%
Canon, Inc.	56,600	1,811,358
Denso Corp.	60,100	1,886,051
FANUC Corp.	10,100	1,626,671
Keyence Corp.	8,200	2,094,793
Komatsu, Ltd.	40,800	802,706
Nidec Corp.	19,500	1,425,777
Toyota Motor Corp.	51,400	2,016,750
Yamada Denki Company, Ltd.	43,580	1,909,882

		13,573,988
Mexico - 3.7%
America Movil SAB de CV, Series L, ADR	95,702	2,434,659
Fomento Economico Mexicano SAB
de CV, ADR	18,475	1,699,331
Grupo Televisa SAB, ADR	121,102	2,847,108

		6,981,098
Netherlands - 2.6%
Koninklijke Ahold NV	25,817	323,640

International Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Royal Dutch Shell PLC, B Shares	64,542	$2,295,648
Unilever NV	63,420	2,246,611

		4,865,899
Russia - 0.5%
Gazprom OAO, ADR (London Exchange)	104,150	1,044,409
Singapore - 2.4%
Keppel Corp., Ltd.	291,000	2,689,048
United Overseas Bank, Ltd.	114,000	1,820,247

		4,509,295
South Korea - 2.8%
Hyundai Mobis	10,060	2,800,732
NHN Corp.	10,000	2,607,128

		5,407,860
Spain - 1.1%
Amadeus IT Holding SA, A Shares	87,911	2,052,472
Sweden - 4.1%
Investment AB Kinnevik	49,428	1,028,008
Investor AB, B Shares	87,926	1,940,234
Swedbank AB, Class A	100,129	1,883,478
Telefonaktiebolaget LM Ericsson, B Shares	141,905	1,294,304
Volvo AB, Series B	119,092	1,676,850

		7,822,874
Switzerland - 8.2%
ABB, Ltd. (I)	103,237	1,940,798
Informa PLC	231,194	1,507,405
Julius Baer Group, Ltd. (I)	50,146	1,748,667
Nestle SA	44,250	2,791,340
Novartis AG	32,734	2,003,530
Roche Holdings AG	14,837	2,771,632
Syngenta AG	7,715	2,883,101

		15,646,473
Taiwan - 1.0%
Taiwan Semiconductor
Manufacturing Company, Ltd.	642,000	1,956,258
Turkey - 0.9%
Akbank TAS	418,238	1,654,972
United Kingdom - 16.2%
BG Group PLC	154,890	3,136,382
British American Tobacco PLC	55,217	2,839,183
British Sky Broadcasting Group PLC	163,373	1,962,717
Centrica PLC	321,507	1,704,102
Compass Group PLC (I)	386,286	4,272,297
GlaxoSmithKline PLC	29,246	674,641
Imperial Tobacco Group PLC	99,295	3,680,565
Kingfisher PLC	479,832	2,050,360
Next PLC	48,394	2,702,240
Pearson PLC (I)	72,939	1,427,291
Reed Elsevier PLC	454,878	4,354,992
Smith & Nephew PLC	189,646	2,094,627

		30,899,397

TOTAL COMMON STOCKS (Cost $155,205,789)		$167,579,399

PREFERRED SECURITIES - 1.5%
Germany - 1.5%
Volkswagen AG, 3.060%	15,121	2,762,018

TOTAL PREFERRED SECURITIES (Cost $2,520,876)		$2,762,018

212

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 9.8%
Money Market Funds - 9.8%
State Street Institutional Liquid Reserves
Fund, 0.2109% (Y)	18,728,353	18,728,353

TOTAL SHORT-TERM INVESTMENTS (Cost $18,728,353)		$18,728,353

Total Investments (International Opportunities Trust)
(Cost $176,455,018) - 99.4%		$189,069,770
Other assets and liabilities, net - 0.6%		1,183,583

TOTAL NET ASSETS - 100.0%		$190,253,353

International Small Company Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.8%
Australia - 6.3%
Acrux, Ltd.	21,395	$70,609
Aditya Birla Minerals, Ltd.	16,006	7,940
AED Oil, Ltd.	17,758	2,671
AJ Lucas Group, Ltd. (I)	6,337	4,824
Alesco Corp., Ltd.	8,274	16,820
Alkane Resources, Ltd.	4,753	4,686
Alliance Resources, Ltd.	22,348	4,704
Amalgamated Holdings, Ltd.	8,898	61,687
APN News & Media, Ltd.	27,123	9,493
Arafura Resources, Ltd.	20,511	3,475
ARB Corp., Ltd.	6,954	70,341
Aristocrat Leisure, Ltd.	27,834	77,350
ASG Group, Ltd.	14,304	9,678
Aurora Oil and Gas, Ltd.	37,487	139,792
Ausdrill, Ltd.	37,368	111,665
Ausenco, Ltd.	7,289	20,133
Austal, Ltd. (I)	12,187	17,497
Austbrokers Holdings, Ltd.	4,308	36,807
Austin Engineering, Ltd.	7,179	30,078
Australian Agricultural Company, Ltd. (I)	12,266	16,279
Automotive Holdings Group	33,552	105,010
AWE, Ltd.	36,008	48,662
Bandanna Energy, Ltd.	1,544	507
Beach Energy, Ltd.	136,945	178,229
Beadell Resources, Ltd.	37,445	38,163
Billabong International, Ltd. (L)	15,622	21,394
Biota Holdings, Ltd. (I)	13,694	9,870
Blackmores, Ltd.	1,346	43,462
Bradken, Ltd.	10,103	57,515
Brickworks, Ltd.	1,798	18,874
BT Investment Management, Ltd.	3,141	6,809
Buru Energy, Ltd.	28,913	86,784
Cabcharge Australia, Ltd.	9,047	50,929
Cape Lambert Iron Ore, Ltd.	61,857	20,208
Cardno, Ltd.	3,023	22,727
Carnarvon Petroleum, Ltd.	44,251	4,464
Chandler Macleod, Ltd.	23,343	10,386
Citigold Corp., Ltd.	12,839	866
Clough, Ltd.	20,047	14,464
Coal of Africa, Ltd.	28,467	6,785
Coalspur Mines, Ltd.	22,551	16,199
Cockatoo Coal, Ltd.	84,085	9,995
Coffey International, Ltd. (I)	25,659	11,173
Compass Resources, Ltd.	15,577	0
Consolidated Media Holdings, Ltd.	18,138	63,635
CSG, Ltd.	23,845	11,226

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
CSR, Ltd.	40,665	$65,229
CuDeco, Ltd.	8,580	40,775
Cue Energy Resources, Ltd.	5,000	700
Deep Yellow, Ltd.	57,118	2,488
Devine, Ltd.	8,467	5,008
Discovery Metals, Ltd. (L)	22,724	29,925
DuluxGroup, Ltd.	21,139	72,334
DWS Advanced Business Solutions, Ltd.	12,684	20,867
Elders, Ltd. (I)	48,521	12,521
Emeco Holdings, Ltd.	61,822	46,587
Energy World Corp., Ltd.	75,962	31,493
Enero Group, Ltd. (I)	5,001	2,849
Envestra, Ltd.	85,048	79,673
Evolution Mining, Ltd.	26,424	52,397
Fantastic Holdings, Ltd.	4,687	13,613
FKP Property Group	133,745	34,502
Fleetwood Corp., Ltd.	5,216	54,773
FlexiGroup, Ltd.	15,968	53,323
Flinders Mines, Ltd.	102,814	9,126
Focus Minerals, Ltd.	124,710	4,771
Gindalbie Metals, Ltd.	45,437	12,713
Goodman Fielder, Ltd. (I)	209,597	107,350
Grange Resources Corp., Ltd.	101,992	27,791
Gryphon Minerals, Ltd.	15,128	14,274
GUD Holdings, Ltd.	6,387	54,445
Gujarat NRE Coking Coal, Ltd.	3,510	619
Gunns, Ltd. (I)	91,122	15,123
GWA International, Ltd.	18,833	35,523
Hastie Group, Ltd. (I)	2,492	414
Hillgrove Resources Ltd.	71,641	6,683
Hills Industries, Ltd.	29,039	34,465
Horizon Oil, Ltd.	90,132	27,890
Icon Energy, Ltd.	53,263	12,088
iiNET, Ltd.	7,036	26,802
Imdex, Ltd.	15,820	26,664
IMFAustralia, Ltd.	10,109	15,407
Independence Group NL	16,664	72,704
Indophil Resources NL	145,281	46,658
Industrea, Ltd.	28,662	37,013
Infigen Energy (I)	81,696	22,342
Integra Mining, Ltd.	58,809	34,094
International Ferro Metals, Ltd.	24,339	5,646
Intrepid Mines, Ltd.	32,053	15,568
Invocare, Ltd.	7,061	62,828
IOOF Holdings, Ltd.	18,395	108,975
Iress, Ltd.	5,989	45,838
Ivanhoe Australia, Ltd.	6,152	4,286
JB Hi-Fi, Ltd. (L)	5,227	49,019
Kagara, Ltd. (I)	48,216	6,002
Karoon Gas Australia, Ltd.	6,513	36,127
Kingsgate Consolidated, Ltd.	8,151	50,494
Linc Energy, Ltd.	22,798	14,697
M2 Telecommunications Group, Ltd.	13,653	48,640
Macmahon Holdings, Ltd.	67,462	19,225
Matrix Composites & Engineering, Ltd.	1,943	4,385
McMillan Shakespeare, Ltd.	4,446	56,109
McPherson’s, Ltd.	1,735	905
McPherson’s, Ltd.	6,941	13,343
Medusa Mining, Ltd.	7,559	46,891
Mermaid Marine Australia, Ltd.	14,850	47,433
Metals X, Ltd.	140,431	23,273
Mincor Resources NL	19,890	19,024
Mineral Deposits, Ltd.	4,722	28,728
Mirabela Nickel, Ltd.	61,772	27,279
Molopo Energy, Ltd.	5,287	3,307

213

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Mount Gibson Iron, Ltd.	10,942	$8,433
Myer Holdings, Ltd.	45,216	81,567
Nexus Energy, Ltd.	112,125	16,273
NIB Holdings, Ltd.	43,000	75,740
Nido Petroleum, Ltd.	140,525	5,209
NRW Holdings, Ltd.	18,377	38,756
Nufarm, Ltd.	8,958	56,197
Oakton, Ltd.	7,538	10,812
OceanaGold Corp.	21,200	70,300
OrotonGroup, Ltd.	3,034	21,933
Otto Energy, Ltd.	63,569	5,909
Pacific Brands, Ltd.	68,225	43,155
Pan Pacific Petroleum NL	39,039	6,074
Panoramic Resources, Ltd.	21,653	12,117
PaperlinX, Ltd. (I)	67,848	4,267
Peet, Ltd. (I)	9,595	7,275
Perilya, Ltd. (I)	61,419	20,055
Perpetual, Ltd. (I)	2,322	62,320
Perseus Mining, Ltd.	29,724	89,104
Pharmaxis, Ltd.	25,383	30,193
PMP, Ltd.	32,750	8,490
Premier Investments, Ltd.	4,278	25,797
Prime Retirement & Aged
Care Property Trust (I)	14,396	0
Programmed Maintenance Services, Ltd.	12,923	28,812
Ramelius Resources, Ltd.	2,953	1,192
REA Group, Ltd.	4,597	74,517
Reckon, Ltd.	11,034	25,977
Redflex Holdings, Ltd.	3,279	6,836
Resolute Mining, Ltd.	56,262	111,878
Resource Generation, Ltd.	9,069	2,919
Retail Food Group, Ltd.	5,468	16,708
Ridley Corp., Ltd.	19,156	23,173
Roc Oil Company, Ltd.	64,961	24,474
SAI Global, Ltd.	14,082	61,750
Sandfire Resources Nl	3,643	31,445
Saracen Mineral Holdings, Ltd.	15,052	7,653
Sedgman, Ltd.	11,057	12,826
Servcorp, Ltd.	5,074	16,302
Sigma Pharmaceuticals, Ltd.	207,664	137,194
Silex Systems, Ltd.	7,499	30,084
Silver Lake Resources, Ltd.	20,261	75,799
Sirtex Medical, Ltd.	2,941	28,977
Skilled Group, Ltd.	2,882	7,650
SMS Management & Technology, Ltd.	3,796	24,744
Southern Cross Media Group, Ltd.	58,632	60,903
Specialty Fashion Group, Ltd. (I)	12,034	6,102
St. Barbara, Ltd.	33,049	74,020
Straits Metals, Ltd.	26,265	2,396
STW Communications Group, Ltd.	23,084	24,271
Sundance Resources, Ltd.	164,268	56,488
Super Cheap Auto Group, Ltd.	6,802	54,642
Technology One, Ltd.	17,402	24,559
Ten Network Holdings, Ltd.	60,415	22,767
TFS Corp., Ltd. (I)	19,836	8,198
Thakral Holdings Group, Ltd.	84,502	69,872
The Reject Shop, Ltd.	2,561	32,709
Tiger Resources, Ltd.	50,647	18,318
Tox Free Solutions, Ltd.	8,380	23,325
Transfield Services, Ltd.	40,071	72,360
Transpacific Industries Group, Ltd. (I)	18,498	16,933
Troy Resources NL (L)	6,603	33,659
UXC, Ltd.	17,598	18,302
Village Roadshow, Ltd.	23,279	86,946
Virgin Australia Holdings, Ltd. (I)	353,418	147,977

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Virgin Australia Holdings, Ltd. (I)	359,466	$1,864
Watpac, Ltd.	11,170	7,891
Webjet, Ltd.	10,889	46,061
Western Areas NL (L)	7,786	34,271
White Energy Company, Ltd.	9,845	3,356
Wide Bay Australia, Ltd.	607	4,052
Windimurra Vanadium, Ltd.	26,337	0
Wotif.com Holdings, Ltd.	6,934	27,564

		6,007,595
Austria - 1.0%
Austria Technologie & Systemtechnik AG	217	2,333
Austriamicrosystems AG	1,784	178,520
BWT AG	474	9,697
CA Immobilien Anlagen AG	722	7,954
Cat Oil AG	3,036	21,710
EVN AG	1,566	21,822
Flughafen Wien AG	1,080	50,154
Frauenthal Holdings AG	179	2,186
Intercell AG	3,233	7,610
Kapsch Trafficcom AG	191	12,202
Lenzing AG	51	4,362
Mayr-Melnhof Karton AG	551	51,598
Oesterreichische Post AG	4,652	166,554
Palfinger AG	1,137	24,174
RHI AG	2,979	79,356
Rosenbauer International AG	174	8,850
S IMMO AG	1,298	7,957
S&T System Integration & Technology
Distribution AG	495	1,584
Schoeller-Bleckmann Oilfield Equipment AG	1,435	149,292
Semperit AG Holding	128	5,004
Wienerberger AG (L)	8,352	64,864
Zumtobel AG	5,975	64,631

		942,414
Bahamas - 0.0%
United International Enterprises	65	10,913
Belgium - 1.2%
Ackermans & Van Haaren NV	1,723	138,834
AGFA Gevaert NV (I)	33,071	55,259
AGFA Gevaert NV	10,039	13
Arseus NV	1,641	30,428
Banque Nationale de Belgique	9	27,774
Barco NV	780	53,071
Compagnie d’Entreprises CFE	687	34,877
Compagnie Maritime Belge SA	1,387	24,525
D’ieteren SA	3,844	188,091
Deceuninck Plastics NV	7,720	12,335
Devgen	964	19,687
Econocom Group	4,944	29,807
Elia System Operator SA	534	76
Elia System Operator SA/NV	2,673	109,470
Euronav NV (I)	2,340	14,955
EVS Broadcast Equipment SA	811	44,819
Exmar NV	836	6,341
Galapagos NV	2,443	51,340
Gimv NV	23	1,092
Kinepolis Group NV	719	71,286
Melexis NV	1,922	32,459
Nyrstar	13,851	87,447
Nyrstar	5,698	7
Sipef SA	356	29,416
Tessenderlo Chemie NV	1,427	40,052
Tessenderlo Chemie NV - Strip VVP	188	12

214

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Belgium (continued)
ThromboGenics NV	1,612	$64,644
Van De Velde NV	356	16,228

		1,184,345
Bermuda - 0.5%
Catlin Group, Ltd.	29,759	228,817
Frontline, Ltd. (I)	3,470	13,447
Golden Ocean Group, Ltd. (I)	34,000	24,198
Hiscox, Ltd.	23,931	188,189

		454,651
Canada - 10.0%
5N Plus, Inc.	3,515	7,616
Aastra Technologies, Ltd	2,000	33,567
Absolute Software Corp.	3,900	18,328
Advantage Oil & Gas, Ltd. (I)	19,100	71,496
Aecon Group, Inc.	5,300	65,071
AEterna Zentaris, Inc.	5,900	4,021
AG Growth International, Inc.	1,100	36,074
AGF Management, Ltd.	6,598	75,436
Akita Drilling, Ltd.	1,500	17,547
Alexco Resource Corp.	4,800	20,946
Algonquin Power & Utilities Corp.	9,200	62,419
Alliance Grain Traders, Inc.	1,218	17,915
Alterra Power Corp.	15,708	8,309
Altius Minerals Corp.	3,100	33,835
Anderson Energy, Ltd.	8,700	2,035
Angle Energy, Inc.	5,300	21,295
Antrim Energy, Inc.	15,500	12,298
Argosy Energy, Inc.	26	4
Astral Media, Inc.	4,349	213,137
Atrium Innovations, Inc.	2,400	26,219
ATS Automation Tooling Systems, Inc.	8,247	74,660
Augusta Resource Corp.	8,429	24,264
Aura Minerals, Inc.	10,300	4,400
Aurizon Mines, Ltd.	14,000	73,482
Avalon Rare Metals, Inc.	5,100	10,012
Avion Gold Corp.	22,909	18,642
B2Gold Corp.	28,406	113,844
Bankers Petroleum, Ltd.	23,800	71,417
Bellatrix Exploration, Ltd. (I)	6,720	27,274
Bioteq Environment Technologies, Inc.	500	84
Birch Mountain Resources, Ltd.	9,200	3
Birchcliff Energy, Ltd.	9,700	65,515
Bird Construction, Inc.	1,500	21,971
Black Diamond Group, Ltd.	2,750	62,715
BlackPearl Resources, Inc.	24,200	89,110
BMTC Group, Inc., Class A	500	7,985
Bonterra Energy Corp.	1,500	66,860
Boralex, Inc.	2,500	22,175
Brigus Gold Corp.	14,000	13,813
Burcon Nutrascience Corp.	2,500	11,952
Calfrac Well Services, Ltd.	2,151	51,768
Calvalley Petroleums, Inc.	10,640	23,377
Canaccord Financial, Inc. (London Exchange)	1,071	5,845
Canaccord Financial, Inc. (Toronto Exchange)	5,300	30,622
Canada Bread Company, Ltd.	2,160	106,187
Canadian Energy Services & Technology Corp.	3,840	41,326
Canam Group, Inc. (I)	4,200	21,575
Canexus Corp.	300	2,615
Canfor Corp. (I)	16,240	215,245
Canfor Pulp Products, Inc.	2,715	25,159
Cangene Corp. (I)	100	169
Canyon Services Group, Inc.	1,668	20,190
Capital Power Corp.	1,449	31,380

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Capstone Infrastructure Corp.	4,454	$20,070
Capstone Mining Corp.	23,967	61,923
Cardero Resource Corp.	7,100	5,055
Carpathian Gold, Inc.	24,200	7,385
Cascades, Inc.	6,800	31,610
CCL Industries, Inc.	3,600	133,000
Celestica, Inc.	17,900	128,000
Celtic Exploration, Ltd.	189	3,514
Cequence Energy, Ltd.	2,335	4,204
China Gold International Resources Corp., Ltd.	12,500	54,420
Chinook Energy, Inc.	3,544	5,660
Churchill Corp.	1,600	16,063
Clarke, Inc.	2,800	12,674
Claude Resources, Inc.	10,900	9,313
Cline Mining Corp. (L)	9,200	2,106
CML Healthcare, Inc.	7,000	63,371
Cogeco, Inc.	45	1,643
Colabor Group, Inc.	649	5,063
Colossus Minerals, Inc.	4,300	24,538
COM DEV International, Ltd.	8,800	26,943
Computer Modelling Group, Ltd.	1,060	20,820
Connacher Oil and Gas, Ltd.	52,700	28,947
Contrans Group, Inc., Class A	2,800	27,627
Corridor Resources, Inc.	4,930	3,109
Cott Corp. (I)	8,900	70,342
Crew Energy, Inc.	11,300	83,218
Davis & Henderson Corp.	4,533	95,169
Deethree Exploration, Ltd.	200	1,143
Delphi Energy Corp.	20,245	25,535
Denison Mines Corp.	33,028	49,050
DirectCash Payments, Inc.	500	12,130
Dorel Industries, Inc., Class B	3,200	111,126
Duluth Metals, Ltd.	8,700	20,796
Dundee Precious Metals, Inc. (I)	11,000	102,940
Eastern Platinum, Ltd.	140,500	25,725
Eastmain Resources, Inc.	7,100	7,366
Easyhome, Ltd.	1,446	9,928
Eco Oro Minerals Corp.	7,400	6,925
Enbridge Income Fund Holdings, Inc.	1,765	42,208
Endeavour Silver Corp.	5,307	52,903
Enerflex, Ltd.	4,700	59,521
Energy Fuels, Inc.	36,529	7,431
Enghouse Systems, Ltd.	600	8,428
Entree Gold, Inc.	7,400	4,291
Equitable Group, Inc.	400	13,105
Essential Energy Services, Ltd.	3,768	9,314
Evertz Technologies, Ltd.	1,712	24,032
Excellon Resources, Inc.	2,000	773
Exco Technologies, Ltd.	2,900	14,277
Exeter Resource Corp.	230	386
Fairborne Energy, Ltd. (I)	8,600	11,722
Firm Capital Mortgage Investment Corp.	1,100	15,273
First National Financial Corp.	700	11,585
FirstService Corp.	2,400	68,233
Forsys Metals Corp.	400	277
Fortress Paper, Ltd.	900	12,725
Fortuna Silver Mines, Inc.	6,199	32,852
Fortune Minerals, Ltd.	2,450	1,371
Gamehost, Inc.	100	1,279
Garda World Security Corp.	4,900	59,462
Genivar, Inc.	1,373	31,549
Geomark Exploration, Inc.	24	22
Glacier Media, Inc.	6,100	11,417
Glentel, Inc.	1,400	21,076
Gluskin Sheff & Associates, Inc.	1,300	19,346

215

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
GMP Capital, Inc.	3,026	$17,945
Gran Tierra Energy, Inc.	19,353	100,003
Granite Real Estate, Inc.	694	24,863
Great Canadian Gaming Corp.	3,900	39,829
Great Panther Silver, Ltd.	14,100	32,414
Guide Exploration, Ltd.	9,800	16,847
Guyana Goldfields, Inc.	6,600	22,289
Hanfeng Evergreen, Inc.	200	346
Harry Winston Diamond Corp. (I)	7,361	87,529
Heroux-Devtek, Inc.	1,600	21,548
High River Gold Mines, Ltd.	2,191	3,165
Home Capital Group, Inc.	2,200	115,113
Horizon North Logistics, Inc.	5,748	46,599
HudBay Minerals, Inc.	900	8,862
IBI Group, Inc.	900	8,935
IMAX Corp.	7,214	143,532
Imperial Metals Corp.	4,600	58,442
Innergex Renewable Energy, Inc.	5,656	62,423
Insignia Energy, Ltd.	3,910	2,784
International Forest Products, Ltd.	2,050	12,303
International Tower Hill Mines, Ltd.	2,300	6,574
Intertape Polymer Group, Inc.	4,500	30,851
Isotechnika Pharma, Inc.	3,200	130
Ivanhoe Energy, Inc. (L)	25,500	14,007
Just Energy Group, Inc.	11,140	121,587
K-Bro Linen, Inc.	600	17,608
KAB Distribution, Inc. (I)	7,076	1
Katanga Mining, Ltd.	87,256	38,165
Keegan Resources, Inc.	6,600	24,504
Killam Properties Inc.	3,456	45,876
Kimber Resources, Inc.	250	173
Kingsway Financial Services, Inc. (I)	2,025	4,346
Kirkland Lake Gold, Inc.	4,664	56,551
Lake Shore Gold Corp. (L)	24,100	24,269
Laurentian Bank of Canada	2,814	132,471
Le Chateau, Inc.	1,700	3,458
Legacy Oil & Gas, Inc.	6,969	47,637
Leisureworld Senior Care Corp.	1,555	19,455
Leon’s Furniture, Ltd.	5,726	66,981
Linamar Corp.	4,251	91,497
MAG Silver Corp.	3,500	42,864
Major Drilling Group International	6,900	70,467
Maple Leaf Foods, Inc. (L)	8,000	90,164
Martinrea International, Inc.	8,593	61,709
Maxim Power Corp.	4,800	8,740
Mega Uranium, Ltd.	24,000	3,784
Mercator Minerals, Ltd.	19,100	11,851
Migao Corp.	3,000	9,002
Minera Andes Acquisition Corp.	11,250	52,067
Mood Media Corp.	6,130	14,965
Morneau Shepell, Inc.	3,098	39,863
Nautilus Minerals, Inc.	24,663	23,331
Newalta, Inc.	5,900	86,721
NGEx Resources, Inc.	7,821	20,286
Norbord, Inc. (I)	940	16,637
Nordion, Inc.	13,878	93,311
North American Palladium, Ltd.	7,400	14,076
Northern Dynasty Minerals, Ltd. (I)(L)	3,500	16,199
Northland Power, Inc.	4,876	94,435
Noveko International, Inc.	2,600	225
NuVista Energy, Ltd. (I)	9,573	44,014
Oncolytics Biotech, Inc.	4,590	10,832
Paladin Labs, Inc.	700	32,284
Parex Resources, Inc.	663	3,257
Parkland Fuel Corp.	200	3,379

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Pason Systems, Inc.	6,600	$110,168
Peregrine Diamonds, Ltd.	12,400	4,541
Perpetual Energy, Inc.	1,456	1,822
Petrobank Energy & Resources, Ltd.	1,519	21,307
Peyto Exploration & Development Corp.	268	6,590
PHX Energy Services Corp.	700	6,494
Pilot Gold, Inc.	3,109	5,376
Platinum Group Metals, Ltd.	5,000	5,188
Polymet Mining Corp.	7,903	9,245
Poseidon Concepts Corp.	3,270	48,596
Premium Brands Holdings Corp.	1,400	25,562
Primero Mining Corp.	369	1,929
Pulse Seismic, Inc.	5,782	15,409
Pure Energy Services, Ltd.	1,400	15,636
QLT, Inc.	100	787
Queenston Mining, Inc.	5,961	24,375
Questerre Energy Corp.	37,200	26,488
Reitmans Canada, Ltd.	154	1,989
Reitmans Canada, Ltd., Class A	7,000	92,564
Resverlogix Corp.	3,400	6,536
Richelieu Hardware, Ltd.	1,400	49,088
Richmont Mines, Inc.	2,000	9,541
RMP Energy, Inc.	4,700	9,705
Rogers Sugar, Inc.	4,174	27,597
RONA, Inc.	10,343	116,676
RS Technologies, Inc.	152	14
Rubicon Minerals Corp.	15,700	58,929
Russel Metals, Inc.	7,189	201,242
Sabina Gold & Silver Corp.	2,375	7,924
San Gold Corp.	15,200	16,544
Sandvine Corp.	11,600	14,159
Savanna Energy Services Corp.	5,222	41,857
Scorpio Mining Corp.	8,900	10,230
Seabridge Gold, Inc.	3,200	62,236
Secure Energy Services, Inc.	3,037	31,294
SEMAFO, Inc.	13,893	63,452
Sherritt International Corp. (L)	23,100	117,016
Shore Gold, Inc.	22,600	5,747
Sierra Wireless, Inc.	3,200	24,998
Silver Standard Resources, Inc.	6,000	96,552
Softchoice Corp.	500	6,022
Southern Pacific Resource Corp.	14,216	20,245
SouthGobi Energy Resources, Ltd.	4,900	10,218
Sprott Resource Corp.	9,300	37,366
Sprott Resource Lending Corp.	9,200	13,008
Sprott, Inc.	5,300	25,554
Stantec, Inc. (L)	4,700	160,157
Stella-Jones, Inc.	100	6,052
Student Transportation of America, Ltd.	5,290	35,998
SunOpta, Inc.	6,708	42,919
Superior Plus Corp.	8,000	74,051
Tanzanian Royalty Exploration Corp. (L)	7,400	38,012
Taseko Mines, Ltd.	25,500	84,559
Teranga Gold Corp., ADR	12,432	28,139
The Cash Store Financial Services, Inc.	2,451	13,986
The Descartes Systems Group, Inc.	6,000	52,548
The North West Company, Inc.	2,983	67,543
Theratechnologies, Inc.	3,586	1,824
Timminco, Ltd. (I)	8,700	17
Timmins Gold Corp.	478	1,347
TLC Vision Corp.	3,400	17
TMX Group Ltd.	213	10,894
Toromont Industries, Ltd.	5,100	108,319
Torstar Corp.	6,800	59,693
Total Energy Services, Inc.	8,400	136,027

216

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Transcontinental, Inc.	5,983	$50,817
TransForce, Inc.	7,918	140,142
Transglobe Energy Corp.	5,600	60,950
Transition Therapeutics, Inc.	2,700	5,767
Trinidad Drilling, Ltd.	11,797	82,199
Twin Butte Energy, Ltd.	8,287	24,024
Uni-Select, Inc.	1,500	38,755
Valener, Inc.	690	11,244
Vecima Networks, Inc.	2,779	14,501
Vero Energy, Inc.	8,900	22,904
Virginia Mines, Inc.	600	6,439
Vitran Corp., Inc. (I)	600	3,546
Wajax Corp.	1,300	58,699
Wesdome Gold Mines, Ltd.	8,000	9,358
Westfire Energy, Ltd.	2,803	11,661
Whitecap Resources, Inc.	3,906	29,362
Wi-LAN, Inc.	9,800	55,126
Winpak, Ltd.	200	3,190
Xtreme Drilling and Coil Services Corp.	3,452	3,582
YM Biosciences, Inc.	8,152	14,843
Zargon Oil & Gas, Ltd.	1,173	10,977
ZCL Composites, Inc.	3,500	16,056

		9,496,948
Cayman Islands - 0.0%
Endeavour Mining Corp. (I)	10,964	24,759
China - 0.1%
Bund Center Investment, Ltd.	152,000	22,951
Sound Global, Ltd.	51,000	22,217
SunVic Chemical Holdings, Ltd.	26,000	7,380

		52,548
Colombia - 0.0%
Petrominerales, Ltd.	3,400	27,529
Cyprus - 0.1%
Deep Sea Supply PLC (I)	11,000	18,141
Songa Offshore SE	14,000	29,589

		47,730
Denmark - 0.9%
ALK-Abello A/S	491	31,617
Alm Brand A/S (I)	5,370	13,611
Amagerbanken A/S (I)	25,580	0
Ambu A/S	7	179
Auriga Industries (I)	1,693	26,634
Bang & Olufsen A/S (I)	3,937	53,947
Bavarian Nordic A/S	1,856	15,871
D/S Norden A/S	2,246	59,989
DFDS A/S	33	1,588
East Asiatic Company, Ltd. A/S	1,511	32,322
Genmab A/S	3,300	41,529
IC Companys A/S	807	14,262
Jyske Bank A/S (I)	65	1,933
Lan & Spar Bank A/S	225	10,665
Newcap Holding A/S	7,100	781
NKT Holding A/S	1,339	46,256
Ostjydsk Bank A/S (I)	222	10,100
Ringkjoebing Landbobank A/S	386	52,697
Royal Unibrew A/S	750	57,550
Schouw & Company A/S	1,959	43,910
SimCorp A/S	537	114,758
Solar Holdings A/S	603	33,276
Spar Nord Bank A/S (I)	9,884	44,959
Sydbank A/S (I)	5,133	96,913

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
Vestjysk Bank A/S (I)	155	$363

		805,710
Finland - 2.3%
Ahlstrom OYJ	63	1,070
Alma Media OYJ	4,110	25,698
Amer Sports OYJ	22,062	287,800
Atria PLC	1,021	6,822
Cargotec Corp. OYJ	5,393	127,142
Citycon OYJ	1,542	4,626
Cramo OYJ	2,993	31,236
Elektrobit Corp. (I)	2,752	2,334
F-Secure OYJ	7,159	15,824
Finnair OYJ (I)	3,281	8,731
Finnlines OYJ (I)	4,379	42,880
Fiskars Corp.	3,512	67,609
HKScan OYJ	316	1,458
Huhtamaki OYJ	5,884	93,888
Ilkka-Yhtyma OYJ	1,535	10,411
Kemira OYJ	8,272	115,398
Konecranes OYJ	4,353	126,759
Lannen Tehtaat OYJ	696	12,304
Metsa Board OYJ (I)	44,242	132,797
Olvi OYJ	1,172	27,337
Oriola-KD OYJ	4,895	12,923
Outotec OYJ	3,485	166,379
PKC Group OYJ	1,196	21,647
Poyry OYJ	2,864	12,529
Raisio OYJ	8,267	30,064
Ramirent OYJ	4,765	38,420
Rapala VMC OYJ	2,298	14,766
Rautaruukki OYJ	6,695	42,146
Ruukki Group OYJ (I)	8,977	5,537
Scanfil PLC	3,574	3,858
Sievi Capital PLC	3,574	4,367
Stockmann OYJ ABP, Series B	3,940	75,152
Tieto OYJ	4,223	73,100
Tikkurila OYJ	2,068	39,303
Uponor OYJ	4,437	46,884
Vacon OYJ	758	39,154
Vaisala OYJ	206	4,229
YIT OYJ	19,965	384,718

		2,157,300
France - 3.3%
ABC Arbitrage	1,757	14,342
Alten SA	1,900	60,770
Altran Technologies SA (I)	15,565	102,589
April Group SA	1,212	20,285
Archos SA	313	1,375
Artprice.com (I)(L)	207	6,218
Assystem SA	1,693	30,676
Atari SA	2,501	3,642
Beneteau SA	4,024	44,025
Boiron SA	699	21,274
Bonduelle SCA	67	5,745
Bongrain SA	189	11,293
Bourbon SA	4,600	132,731
Boursorama	743	5,340
Bull SA	11,076	37,247
Cegedim SA	385	7,470
Club Mediterranee SA (I)	1,557	25,079
Compagnie Plastic Omnium SA	1,499	37,456
Derichebourg SA	8,547	27,163
Eiffage SA	168	5,529

217

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Electricite de Strasbourg SA	81	$9,796
Esso SAF	197	15,398
Etablissements Maurel et Prom SA	12,266	181,691
Euro Disney SCA	1,445	9,865
Faiveley Transport	97	6,024
Faurecia	333	5,541
Financiere Marc de Lacharriere SA	961	39,753
GameLoft SA	3,348	22,275
GFI Informatique SA	7,671	28,101
GL Events SA	213	4,098
Groupe Steria SA	2,929	40,945
Guerbet SA	129	12,621
Haulotte Group SA (I)	962	7,027
Havas SA	28,316	146,195
Ingenico SA	1,412	72,655
Ipsen SA	822	20,056
IPSOS SA	2,752	88,176
Jacquet Metal Service	2,200	23,985
Korian	170	2,585
Lafuma SA (I)	323	10,514
Laurent-Perrier SA	215	18,488
Lectra SA	2,262	13,518
LISI SA	69	4,726
LVL Medical Groupe SA (I)	438	17,382
Manitou BF SA	1,105	17,578
Manutan International	162	6,444
Maurel & Prom Nigeria	12,266	32,656
Mersen	1,792	52,816
Metropole Television SA	6,834	93,425
Naturex	171	11,655
Neopost SA	3,041	168,214
Nexans SA	2,042	96,209
Nexity SA	3,567	103,309
NicOx SA (I)(L)	4,623	15,144
Norbert Dentressangle SA	449	30,184
NRJ Group	2,727	20,637
Orpea SA	2,102	84,283
PagesJaunes Groupe (I)	3,728	6,916
Parrot SA	1,095	34,487
Pierre & Vacances SA	453	9,886
Rallye SA	2,713	82,165
Recylex SA (I)	3,196	18,138
Robertet SA	135	20,834
Rubis SA	1,745	102,578
Saft Groupe SA	2,392	55,509
Seche Environnement SA	361	13,246
Sechilienne-Sidec SA	1,808	28,451
Sequana SA (I)	6,153	12,660
Societe d’Edition de Canal Plus	4,707	29,033
Societe Internationale de
Plantations d’Heveas SA	50	4,256
Societe Television Francaise 1	3,729	31,136
SOITEC (I)	3,754	11,233
Somfy SA	280	47,272
Sopra Group SA	155	7,366
Spir Communication SA (I)	492	10,898
STEF	956	46,840
Synergie SA	80	740
Technicolor SA (I)	5,354	13,244
Teleperformance SA	5,894	169,162
Theolia SA	4,793	8,759
Toupargel Groupe SA	539	4,017
Transgene SA	1,152	13,247
Trigano SA	1,753	20,699
UBISOFT Entertainment SA	6,111	48,884

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Vetoquinol SA	56	$1,723
Viel & Compagnie SA	5,712	20,384
Vilmorin & Compagnie SA	681	81,960
Virbac SA	384	66,528
VM Materiaux SA	263	6,686

		3,163,155
Germany - 4.6%
Aareal Bank AG (I)	4,192	86,050
ADVA AG Optical Networking	6,343	40,555
Agennix AG	0	0
Air Berlin PLC	4,881	9,963
Asian Bamboo AG	1,159	9,068
Aurubis AG	5,323	310,607
Balda AG	4,452	28,506
Bauer AG	162	3,564
BayWa AG	921	36,344
Bechtle AG	1,216	46,884
Bertrandt AG	193	14,277
Cewe Color Holding AG	385	15,350
Comdirect Bank AG	2,391	23,860
CompuGroup Medical AG	448	8,237
Conergy AG (I)(L)	7,393	3,613
CTS Eventim AG	1,134	33,707
Delticom AG	491	32,825
Deutsche Beteiligungs AG	423	10,526
Deutsche Wohnen AG	8,915	156,742
Deutz AG (I)	5,916	26,614
Dialog Semiconductor PLC	4,253	83,015
Douglas Holding AG	2,559	116,128
Drillisch AG	6,350	77,144
Duerr AG	1,696	113,150
DVB Bank AG	6,310	194,284
ElringKlinger AG (L)	3,656	96,801
Evotec AG	16,036	56,243
Freenet AG	15,169	247,549
Gerresheimer AG	2,768	144,883
Gerry Weber International AG	2,637	109,168
Gesco AG	295	25,009
GFK AG	324	14,646
Grenkeleasing AG	129	8,300
Hamburger Hafen und Logistik AG	2,218	57,695
Heidelberger Druckmaschinen AG (I)(L)	21,081	32,171
Indus Holding AG	1,623	39,612
IVG Immobilien AG (I)	12,392	28,319
Jenoptik AG	3,285	24,957
Kloeckner & Company SE (I)	9,276	88,816
Kontron AG	5,420	24,153
Krones AG	1,806	96,723
KUKA AG (I)	2,152	61,986
KWS Saat AG	206	54,956
Leoni AG	2,827	105,799
Manz AG	233	7,210
Medigene AG	3,040	4,280
MLP AG	4,269	27,747
Muehlbauer Holding AG & Company KGaA	156	4,461
MVV Energie AG	884	24,300
Nordex AG	2,657	10,805
Pfeiffer Vacuum Technology AG	173	18,488
Phoenix Solar AG (I)	547	944
Plambeck Neue Energien AG	6,235	16,434
Praktiker AG (I)	6,319	11,166
QSC AG	6,549	17,801
Rheinmetall AG	2,295	107,207
Rhoen-Klinikum AG	5,385	106,059

218

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Sartorius AG	279	$20,288
Sedo Holding AG	1,638	3,314
Singulus Technologies AG	10,192	19,101
Sixt AG	2,356	45,648
Sky Deutschland AG	28,928	116,239
Solarworld AG (L)	11,677	23,003
Stada Arzneimittel AG	7,746	225,723
STRATEC Biomedical AG	563	25,857
Suss Microtec AG	2,259	21,709
Tag Immobilien AG	365	3,890
TUI AG (I)	9,525	82,218
Vossloh AG	766	70,621
VTG AG	1,231	19,628
Wacker Neuson SE	2,763	39,029
Wincor Nixdorf AG	4,031	157,872
Wire Card AG	10,022	230,223
WURTTEMBERGISCHE METALLWARENFA	1,601	96,416
Xing AG	361	17,563

		4,374,043
Gibraltar - 0.2%
888 Holdings PLC	12,231	18,186
Bwin.Party Digital Entertainment PLC	74,167	124,629

		142,815
Great Britain - 0.2%
Lancashire Holdings, Ltd.	13,824	184,179
Greece - 0.7%
Aegean Airlines SA (I)	1,678	3,294
Alapis Holding Industrial and Commercial SA
of Pharmaceutical (I)	3,303	174
Alpha Bank AE (I)	7,465	16,024
Athens Water Supply and Sewage Company SA	2,538	13,195
Attica Bank	6,737	2,326
Autohellas SA	2,895	4,266
Bank of Greece SA	1,882	33,867
Diagnostic & Therapeutic Center of
Athens Hygeia SA (I)	12,314	4,051
EFG Eurobank Ergasias SA (I)	6,902	9,461
Ellaktor SA (I)	11,183	20,024
Folli Follie Group (I)	2,116	24,693
Fourlis SA (I)	6,312	11,640
Frigoglass SA (I)	6,060	37,042
GEK Terna Holding Real
Estate Construction SA (I)	5,812	10,105
Geniki Bank (I)	19	107
Halcor SA (I)	4,634	3,588
Hellenic Exchanges SA Holding Clearing
Settlement and Registry	7,482	33,815
Hellenic Petroleum SA	5,896	48,931
Intracom SA Technical &
Steel Constructions SA (I)	3,519	2,877
Intralot SA-Integrated Lottery Systems
& Services	2,796	4,698
JUMBO SA	1,195	6,612
Loulis Mills SA (I)	3,541	6,823
Marfin Investment Group SA (I)	72,043	26,971
Metka SA	3,097	28,481
Motor Oil Hellas Corinth Refineries SA	6,346	49,350
Mytilineos Holdings SA (I)	8,264	32,388
Nireus Aquaculture SA (I)	1,703	920
Piraeus Bank SA (I)	83,629	37,769
Piraeus Port Authority SA	710	10,956
Public Power Corp. SA (I)	5,553	25,537
Sarantis SA (I)	3,860	12,413

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece (continued)
Sidenor Steel Products
Manufacturing Company SA (I)	3,429	$5,155
Terna Energy SA	4,347	11,324
Titan Cement Company SA (I)	5,693	109,992
TT Hellenic Postbank SA (I)	12,594	2,719
Viohalco Hellenic Copper and
Aluminum Industry SA (I)	7,173	30,378

		681,966
Hong Kong - 2.0%
Allied Group, Ltd.	26,000	66,391
Allied Properties HK, Ltd.	358,000	49,534
Apac Resources, Ltd. (I)	500,000	15,801
Asia Satellite Telecom Holdings Company, Ltd.	2,500	7,079
Associated International Hotels, Ltd.	44,000	102,140
Bonjour Holdings, Ltd.	208,000	27,632
Brockman Mining, Ltd.	740,840	44,905
Champion Technology Holdings, Ltd.	540,520	7,154
Chen Hsong Holdings, Ltd.	10,000	2,682
Cheuk Nang Holdings, Ltd.	3,114	1,540
China Billion Resources Ltd. (I)	97,920	1,099
China Energy Development Holdings, Ltd.	634,000	8,576
China Metal International Holdings, Inc.	12,000	2,089
China Public Procurement, Ltd. (I)	232,000	0
China Renji Medical Group, Ltd. (I)	1,332,000	10,307
China Resources and
Transportation Group, Ltd. (I)	600,000	19,697
China Solar Energy Holdings, Ltd. (I)	425,000	1,643
China WindPower Group, Ltd.	440,000	11,255
China Yunnan Tin Minerals
Group Company, Ltd.	17,100	617
Chong Hing Bank, Ltd.	11,000	18,158
Chuang’s Consortium International, Ltd.	30,948	3,825
Citic Telecom International Holdings, Ltd.	112,000	21,945
CK Life Sciences International Holdings, Inc.	42,000	3,839
CP Lotus Corp. (I)	220,000	4,253
Cross-Harbour Holdings, Ltd.	18,000	14,479
CSI Properties, Ltd	245,066	10,253
CST Mining Group, Ltd. (I)	2,210,240	33,048
Dickson Concepts International, Ltd.	35,000	18,771
DVN Holdings Company, Ltd. (I)	112,000	3,295
EganaGoldpfeil Holdings, Ltd. (I)	103,373	0
Emperor Entertainment Hotel, Ltd.	80,000	15,751
Emperor International Holdings, Ltd.	177,333	44,115
Esprit Holdings, Ltd.	2,500	3,827
eSun Holdings, Ltd. (I)	74,000	9,921
EVA Precision Industrial Holdings, Ltd.	152,000	12,880
Far East Consortium International, Ltd.	139,352	31,776
Fortune Oil PLC	242,039	35,051
G-Resources Group, Ltd.	1,182,000	50,951
Get Nice Holdings, Ltd.	394,000	15,976
Giordano International, Ltd.	6,000	5,036
Glorious Sun Enterprises, Ltd.	64,000	18,485
Goldin Financial Holdings, Ltd.	210,000	25,187
Goldin Properties Holdings, Ltd. (I)	47,000	27,354
Haitong International Securities Group, Ltd.	22,399	7,473
Hang Fung Gold Technology, Ltd.	90,000	0
Harbour Centre Development, Ltd.	46,000	66,386
HKR International, Ltd.	75,200	32,609
Hong Kong Ferry Holdings Company	29,000	27,628
Hongkong Chinese, Ltd.	4,000	691
Hung Hing Printing Group, Ltd.	82,000	12,884
I.T, Ltd.	80,601	34,078
Imagi International Holdings, Ltd. (I)	106,250	1,424
K Wah International Holdings, Ltd.	161,338	76,519

219

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
King Stone Energy Group, Ltd. (I)	61,000	$4,089
Lee & Man Chemical Company, Ltd.	42,000	19,544
Lippo China Resources, Ltd.	36,000	972
Liu Chong Hing Investment	16,000	15,523
Media Chinese International, Ltd.	110,000	51,070
Melco International Development, Ltd.	9,000	8,003
Midland Holdings, Ltd.	48,000	28,442
Mongolia Energy Company, Ltd. (I)	122,000	5,032
Natural Beauty Bio-Technology, Ltd.	20,000	2,316
Neo-Neon Holdings, Ltd. (I)	39,500	8,888
New Times Energy Corp., Ltd. (I)	26,300	3,221
NewOcean Energy Holdings, Ltd.	34,000	9,897
Norstar Founders Group, Ltd. (I)	244,000	0
Pacific Andes International Holdings, Ltd.	218,671	10,967
Pacific Basin Shipping, Ltd.	105,000	47,776
Pacific Textile Holdings, Ltd.	77,000	49,639
Paliburg Holdings, Ltd.	46,000	14,872
Peace Mark Holdings, Ltd. (I)	164,000	0
Pearl Oriental Oil, Ltd. (I)	186,000	16,516
Pico Far East Holdings, Ltd.	100,000	23,721
Playmates Holdings, Ltd.	31,800	18,204
PNG Resources Holdings, Ltd. (I)	888,000	11,770
Polytec Asset Holdings, Ltd.	150,000	14,456
PYI Corp., Ltd.	372,000	8,444
Regal Hotels International Holdings, Ltd.	56,000	24,086
SEA Holdings, Ltd.	4,000	2,823
Shun Tak Holdings, Ltd.	52,250	20,151
Sing Tao News Corp., Ltd.	108,000	14,280
Singamas Container Holdings, Ltd.	158,000	38,528
Sino-Tech International Holdings, Ltd. (I)	440,000	4,029
SOCAM Development, Ltd.	16,674	15,768
Solomon Systech International, Ltd. (I)	254,000	6,868
South China (China), Ltd. (I)	256,000	18,158
Sun Hung Kai & Company, Ltd.	13,000	6,721
TAI Cheung Holdings, Ltd.	59,000	43,388
Titan Petrochemicals Group, Ltd.	500,000	15,863
Transport International Holdings, Ltd.	19,200	38,086
United Power Investment, Ltd.	784,000	5,563
Upbest Group, Ltd.	148,000	15,842
Victory City International Holdings, Ltd.	102,990	10,353
Vitasoy International Holdings, Ltd.	102,000	88,670
VST Holdings Company, Ltd.	96,000	17,510
Wai Kee Holdings, Ltd.	68,000	12,453
Wing Tai Properties, Ltd.	102,000	67,593
YGM Trading, Ltd.	11,000	24,561
Yugang International, Ltd. (I)	312,000	2,014

		1,934,679
Ireland - 1.4%
Aer Lingus Group PLC	15,850	21,041
Beazley PLC	57,792	156,903
C&C Group PLC	31,161	148,268
DCC PLC	6,369	183,507
FBD Holdings PLC	1,839	23,324
Glanbia PLC (Dublin Exchange)	11,290	100,101
Grafton Group PLC	18,960	82,514
Greencore Group PLC	24,808	32,074
Henderson Group PLC	72,524	125,926
IFG Group PLC	10,694	19,374
Independent News & Media PLC (I)	11,035	1,961
Irish Continental Group PLC	1,120	25,715
Kingspan Group PLC	10,256	104,910
Smurfit Kappa Group PLC	10,583	106,734
UBM PLC	12,014	136,392

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Ireland (continued)
United Drug PLC	20,187	$76,507

		1,345,251
Isle of Man - 0.0%
Hansard Global PLC	6,816	10,703
Israel - 0.5%
Africa Israel Investments, Ltd. (I)	4,764	8,545
Ceragon Networks, Ltd.	220	1,247
Clal Biotechnology Industries, Ltd.	3,326	9,300
Clal Industries & Investments, Ltd.	6,262	20,072
Clal Insurance Enterprise Holdings, Ltd.	2,775	30,490
Delek Automotive Systems, Ltd.	2,309	14,119
Delek Group, Ltd.	39	6,514
Electra Israel, Ltd.	37	2,785
First International Bank of Israel, Ltd.	3,533	41,507
Frutarom Industries, Ltd.	2,382	23,427
Gilat Satellite Networks, Ltd.	900	3,493
Given Imaging, Ltd.	792	11,580
Hadera Paper, Ltd.	244	8,908
Harel Insurance Investments &
Financial Services, Ltd.	685	20,642
Hot Telecommunication System, Ltd.	788	7,425
Israel Discount Bank, Ltd.	638	762
Ituran Location & Control, Ltd.	1,195	14,031
Jerusalem Oil Exploration	308	4,795
Kamada, Ltd.	929	6,253
Matrix IT, Ltd.	173	687
Melisron, Ltd.	35	584
Menorah Mivtachim Holdings, Ltd.	1,766	11,577
Oil Refineries, Ltd.	10,550	4,274
Ormat Industries, Ltd.	7,009	33,812
Osem Investments, Ltd.	513	7,060
Paz Oil Company, Ltd.	378	45,187
Rami Levi Chain Stores Hashikma
Marketing 2006, Ltd.	711	21,751
Retalix, Ltd.	1,025	21,348
Shikun & Binui, Ltd.	11,140	17,357
Shufersal, Ltd.	9,143	22,177
Strauss Group, Ltd.	2,935	31,356
The Phoenix Holdings, Ltd.	2,821	5,115

		458,180
Italy - 2.6%
ACEA SpA	8,580	51,550
Aedes SpA (I)	75,645	7,090
Aeroporto di Venezia Marco Polo SpA	841	7,473
Amplifon SpA	9,264	39,461
Ansaldo STS SpA	8,748	71,763
Astaldi SpA	4,499	29,269
Autogrill SpA	4,059	38,676
Azimut Holding SpA	15,042	173,826
Banca Generali SpA	1,570	21,055
Banca Monte dei Paschi di Siena SpA (I)(L)	7,851	2,271
Banca Popolare dell’Emilia Romagna SCRL	9,364	50,635
Banca Popolare dell’Etruria e del Lazio SpA	7,405	10,246
Banca Popolare di Milano SpA	205,710	108,495
Banca Popolare di Sondrio SCRL	10,227	60,323
Biesse SpA	3,189	11,710
Brembo SpA	2,573	26,056
Buzzi Unicem SpA	4,611	51,229
Caltagirone SpA	2,499	3,613
Cementir SpA	9,230	18,446
CIR-Compagnie Industriali Riunite SpA	58,400	66,184
Credito Emiliano SpA	9,474	44,034
Danieli & C Officine Meccaniche SpA	2,311	57,989

220

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
De Longhi SpA	149	$1,745
DeA Capital SpA	4,665	7,617
DiaSorin SpA	2,304	80,391
Ei Towers SpA	1,816	45,496
Engineering Ingegneria Informatica SpA	449	14,189
ERG SpA	6,865	49,704
Esprinet SpA	3,554	14,705
Eurotech SpA	1,562	2,401
Falck Renewables SpA	20,060	25,062
Finmeccanica SpA (I)	14,821	70,648
Fondiaria-SAI SpA (I)	11,892	16,300
Gemina SpA	54,600	53,348
Geox SpA	8,390	22,235
Gruppo Editoriale L’Espresso SpA	35,685	37,088
Hera SpA	58,891	94,940
IMMSI SpA	24,591	12,436
Impregilo SpA	36,254	147,766
Indesit Company SpA	2,066	10,302
Interpump SpA	6,839	50,849
Iren SpA	34,401	19,758
Italcementi SpA	5,020	26,517
Italmobiliare SpA (I)	827	15,331
Juventus Football Club SpA	23,150	6,630
KME Group SpA	27,631	12,183
Landi Renzo SpA	3,939	7,354
Maire Tecnimont SpA (I)	12,753	10,827
Marcolin SpA	1,528	8,675
MARR SpA	2,608	25,128
Mediaset SpA	14,664	27,638
Mediolanum SpA	722	3,117
Milano Assicurazioni SpA (I)	24,455	10,658
Mondadori (Arnoldo) Editore SpA (I)	12,613	16,138
Piaggio & C SpA	17,916	40,792
Piccolo Credito Valtellinese Scarl	22,689	37,259
Prelios SpA (I)	44,428	5,530
Premafin Finanziaria SpA (I)	12,050	2,574
Recordati SpA	11,787	83,873
Safilo Group SpA (I)	1,868	14,272
Saras SpA (I)	17,735	22,525
Seat Pagine Gialle SpA (I)	131,159	1,419
Societa Iniziative Autostradali e Servizi SpA	5,263	42,348
Societa’ Cattolica di Assicurazioni SCRL	4,776	74,204
Sogefi SpA	3,551	9,029
SOL SpA	2,802	15,857
Sorin SpA	28,116	63,734
Telecom Italia Media SpA (I)	73,686	17,276
Tod’s SpA	143	15,495
Trevi Finanziaria SpA	4,195	27,148
Unipol Gruppo Finanziario SpA (I)	12,240	29,742
Vittoria Assicurazioni SpA	2,112	12,639
Yoox SpA	3,137	40,125
Zignago Vetro SpA	1,669	9,884

		2,464,295
Japan - 24.2%
Accordia Golf Company, Ltd.	79	50,443
Achilles Corp.	18,000	24,351
ADEKA Corp.	8,700	65,407
Aderans Company, Ltd. (I)	3,000	40,816
Advan Company, Ltd.	1,800	18,670
Aeon Delight Company, Ltd.	2,100	46,167
Ahresty Corp.	2,300	10,391
AI Holdings Corp.	3,400	22,036
Aica Kogyo Company, Ltd.	5,200	88,815
Aichi Bank, Ltd.	900	52,045

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Aichi Corp.	3,200	$13,875
Aichi Steel Corp.	10,000	40,421
Aida Engineering, Ltd.	7,500	49,743
Aiphone Company, Ltd.	1,300	26,961
Airport Facilities Company, Ltd.	2,900	13,281
Aisan Industry Company, Ltd.	2,500	19,710
Akebono Brake Industry Company, Ltd. (L)	4,200	18,662
Akita Bank, Ltd.	15,000	44,724
Alpen Company, Ltd.	1,700	31,945
Alpha Systems, Inc.	840	10,949
Alpine Electronics, Inc.	3,300	30,717
Amano Corp.	6,100	52,307
Amiyaki Tei Company., Ltd.	5	12,373
Ando Corp.	3,000	3,139
AOC Holdings, Inc.	4,400	12,684
AOKI Holdings, Inc.	2,000	43,253
Aomori Bank, Ltd.	23,000	72,210
Aoyama Trading Company, Ltd.	5,100	97,469
Arakawa Chemical Industries, Ltd.	1,900	15,340
Arc Land Sakamoto Company, Ltd.	1,200	17,820
Arcs Company, Ltd.	3,125	72,380
Ariake Japan Company, Ltd.	1,900	42,626
Arisawa Manufacturing Company, Ltd.	3,300	7,681
Arnest One Corp.	3,000	46,112
As One Corp.	1,400	31,347
Asahi Company, Ltd. (L)	1,500	25,482
Asahi Diamond Industrial Company, Ltd.	5,000	55,474
Asahi Holdings, Inc.	1,800	30,067
Asahi Organic Chemicals
Industry Company, Ltd.	6,000	14,347
ASATSU-DK, Inc.	2,300	58,848
ASKA Pharmaceutical Company, Ltd.	3,000	15,706
ASKUL Corp.	2,100	34,123
Atom Corp. (L)	5,100	25,455
Atsugi Company, Ltd.	19,000	21,824
Avex Group Holdings, Inc.	3,400	69,799
Bando Chemical Industries, Ltd.	8,000	27,764
Bank of Iwate, Ltd.	1,400	67,203
Bank of Nagoya, Ltd.	17,000	59,655
Bank of Okinawa, Ltd.	2,100	92,393
Bank of Saga, Ltd.	15,000	36,316
Bank of the Ryukyus, Ltd.	4,800	62,532
Belc Company, Ltd.	1,400	21,234
BIC Camera, Inc. (L)	33	16,729
BML, Inc.	1,200	31,350
Bookoff Corp.	1,400	11,963
Bunka Shutter Company, Ltd.	5,000	22,543
CAC Corp.	1,500	12,936
Can Do Company, Ltd.	16	21,544
Canon Electronics, Inc.	1,700	37,428
Cawachi, Ltd.	2,000	41,657
Central Glass Company, Ltd.	19,000	55,998
Chi Group Company, Ltd.	2,700	7,754
Chino Corp.	2,000	5,097
Chiyoda Company, Ltd.	2,600	71,412
Chiyoda Integre Company, Ltd.	1,400	14,868
Chofu Seisakusho Company, Ltd.	2,100	50,576
Chori Company, Ltd.	1,700	19,455
Chubu Shiryo Company, Ltd.	2,000	13,450
Chudenko Corp.	2,600	24,199
Chuetsu Pulp & Paper Company, Ltd.	10,000	17,433
Chugai Mining Company, Ltd. (I)	34,900	6,685
Chugai Ro Company, Ltd.	5,000	13,526
Chugoku Marine Paints, Ltd.	6,000	28,626
Chukyo Bank, Ltd.	9,000	19,598

221

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Chuo Denki Kogyo Company, Ltd.	2,200	$8,510
CKD Corp.	5,400	30,538
Clarion Company, Ltd. (I)	5,000	7,937
Cleanup Corp.	2,100	14,412
CMK Corp.	5,400	18,454
Coca-Cola Central Japan Company, Ltd.	1,400	18,058
Cocokara Fine Holdings, Inc.	1,540	53,674
Colowide Company, Ltd. (L)	3,500	29,997
Corona Corp.	1,600	20,662
Cosel Company, Ltd.	1,200	15,975
Cybozu, Inc.	40	13,067
Dai Nippon Toryo Company, Ltd.	12,000	13,192
Dai-Dan Company, Ltd.	2,000	12,810
Daibiru Corp.	5,200	42,534
Daido Metal Company, Ltd.	4,000	29,500
Daidoh, Ltd.	2,000	12,503
Daifuku Company, Ltd.	6,500	32,420
Daihen Corp.	8,000	20,486
Daiichi Chuo Kisen Kaisha, Ltd. (I)(L)	8,000	6,239
Daiichi Jitsugyo Company, Ltd.	4,000	17,469
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	400	6,005
Daiken Corp.	9,000	21,716
Daikoku Denki Company, Ltd.	800	20,425
Daikyo, Inc.	19,000	47,598
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	7,000	31,027
Daio Paper Corp.	7,000	43,335
Daisan Bank, Ltd.	17,000	31,017
Daiseki Company, Ltd.	2,900	45,056
Daishi Bank, Ltd.	27,000	88,024
Daiso Company, Ltd.	7,000	19,635
Daisyo Corp.	1,300	16,774
Daiwa Industries, Ltd.	4,000	18,552
Daiwabo Holdings Company, Ltd.	17,000	32,004
DCM Japan Holdings Company, Ltd.	7,700	51,289
Denki Kogyo Company, Ltd.	7,000	30,768
Denyo Company, Ltd.	1,700	18,768
Descente, Ltd.	4,000	23,801
Doshisha Company, Ltd.	1,200	34,846
Doutor Nichires Holdings Company, Ltd.	2,900	36,447
Dr. Ci:Labo Company, Ltd. (L)	15	50,561
DTS Corp.	1,700	23,133
Dunlop Sports Company, Ltd.	1,300	16,631
Duskin Company, Ltd.	6,000	120,821
Dwango Company, Ltd.	7	10,570
Dydo Drinco, Inc.	1,200	54,425
Eagle Industry Company, Ltd.	2,000	12,702
Earth Chemical Company, Ltd.	1,500	56,483
EDION Corp.	6,100	26,954
Ehime Bank, Ltd.	18,000	47,966
Eighteenth Bank, Ltd.	20,000	52,976
Eiken Chemical Company, Ltd.	1,400	19,191
Eizo Nanao Corp.	1,500	26,593
Elematec Corp.	700	9,646
Enplas Corp.	1,200	41,149
EPS Company, Ltd.	14	39,937
Espec Corp.	1,600	13,464
F&A Aqua Holdings, Inc.	2,400	24,660
Fancl Corp.	2,600	30,492
FCC Company, Ltd.	2,800	44,998
FDK Corp. (I)	9,000	7,836
Felissimo Corp.	800	10,515
Foster Electric Company, Ltd.	2,100	32,179
France Bed Holdings Company, Ltd.	11,000	23,668
Fuji Company, Ltd.	2,100	47,280

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Fuji Corp., Ltd.	100	$550
Fuji Electronics Company, Ltd.	1,600	21,962
Fuji Kyuko Company, Ltd. (L)	5,000	31,944
Fuji Oil Company, Ltd.	5,800	80,914
Fuji Seal International, Inc.	1,700	35,206
Fuji Soft, Inc.	1,800	37,511
Fujibo Holdings, Inc.	7,000	25,123
Fujicco Company, Ltd.	2,000	26,803
Fujikura Kasei Company, Ltd.	2,000	8,581
Fujimi, Inc.	1,200	17,705
Fujimori Kogyo Company, Ltd.	1,600	35,554
Fujita Kanko, Inc.	7,000	23,718
Fujitec Company, Ltd.	5,000	29,219
Fujitsu General, Ltd.	6,000	53,163
Fujiya Company, Ltd. (I)	6,000	14,991
Fukui Bank, Ltd.	23,000	56,383
Fukushima Bank, Ltd.	21,000	12,909
Funai Consulting Company, Ltd.	3,300	22,274
Funai Electric Company, Ltd.	2,600	36,651
Furukawa Company, Ltd. (I)	27,000	24,893
Furukawa-Sky Aluminum Corp.	9,000	22,997
Fuso Pharmaceutical Industries, Ltd.	5,000	17,037
Futaba Corp.	2,900	37,372
Futaba Industrial Company, Ltd.	3,400	13,757
Future System Consulting Corp.	2	767
Fuyo General Lease Company, Ltd.	1,700	49,709
Gakken Company, Ltd.	4,000	10,436
Geo Corp.	39	44,665
GLOBERIDE, Inc.	10,000	11,657
GMO Internet, Inc.	3,800	25,791
Godo Steel, Ltd.	16,000	26,426
Goldcrest Company, Ltd.	2,190	33,698
Goldwin, Inc. (L)	5,000	30,304
Gulliver International Company, Ltd.	550	15,712
Gun-Ei Chemical Industry Company, Ltd.	4,000	10,326
Gunze, Ltd.	13,000	33,360
Hakuto Company, Ltd.	1,300	11,925
Hamakyorex Company, Ltd.	500	15,680
Hanwa Company, Ltd.	14,000	48,586
Harashin Narus Holdings Company, Ltd.	1,300	24,345
Harima Chemicals, Inc.	2,000	9,528
Heiwa Real Estate Company, Ltd.	3,500	40,282
Heiwado Company, Ltd.	2,000	29,048
Hibiya Engineering, Ltd.	2,400	31,239
Hiday Hidaka Corp.	1,320	21,685
Higashi-Nippon Bank, Ltd.	17,000	37,211
Higo Bank, Ltd.	4,000	24,337
Hioki Ee Corp.	500	8,643
HIS Company, Ltd.	1,800	56,507
Hisaka Works, Ltd.	2,000	13,794
Hitachi Cable, Ltd.	13,000	17,447
Hitachi Koki Company, Ltd.	5,700	43,428
Hitachi Kokusai Electric, Inc.	3,000	19,864
Hitachi Medical Corp.	2,000	23,767
Hitachi Tool Engineering, Ltd.	2,200	19,438
Hitachi Zosen Corp.	47,000	54,105
Hochiki Corp.	3,000	15,650
Hodogaya Chemical Company, Ltd.	7,000	14,569
Hogy Medical Company, Ltd.	1,200	64,404
Hokkaido Gas Company, Ltd.	3,000	9,224
Hokkan Holdings, Ltd.	5,000	14,971
Hokuetsu Bank, Ltd.	21,000	42,715
Hokuetsu Paper Mills, Ltd.	9,500	47,081
Hokuto Corp.	1,600	33,817
Honeys Company, Ltd.	1,350	20,706

222

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Horiba, Ltd.	2,500	$73,502
Hosiden Corp.	6,500	36,016
Hosokawa Micron Corp.	3,000	16,510
Hyakujushi Bank, Ltd.	21,000	84,456
IBJ Leasing Company, Ltd.	1,900	47,256
Ichibanya Company, Ltd.	600	19,029
Ichikoh Industries, Ltd. (I)	4,000	6,136
Ichiyoshi Securities Company, Ltd.	4,000	19,917
ICOM, Inc.	1,000	24,162
IDEC Corp.	2,500	21,711
Ihara Chemical Industry Company, Ltd.	5,000	25,468
Iino Kaiun Kaisha, Ltd.	5,200	17,811
Ikegami Tsushinki Company, Ltd. (I)	4,000	2,459
Imasen Electric Industrial (L)	1,700	21,445
Imperial Hotel, Ltd.	900	24,266
Inaba Denki Sangyo Company, Ltd.	1,600	45,652
Inaba Seisakusho Company, Ltd.	700	8,888
Inabata & Company, Ltd.	5,100	33,050
Inageya Company, Ltd.	4,400	54,504
Ines Corp.	2,700	16,509
Intage, Inc.	800	17,066
Internet Initiative Japan, Inc.	2,400	65,300
Inui Steamship Company, Ltd.	2,500	6,175
Iseki & Company, Ltd.	12,000	29,042
Ishihara Sangyo Kaisha, Ltd. (I)	32,000	24,585
IT Holdings Corp.	6,500	84,249
ITC Networks Corp.	3,200	24,079
Itochu Enex Company, Ltd.	5,900	31,415
Itochu-Shokuhin Company, Ltd.	600	22,371
Itoham Foods, Inc.	12,000	52,582
Iwatani International Corp.	11,000	39,884
Izumiya Company, Ltd.	9,000	45,776
J-Oil Mills, Inc.	9,000	25,020
Jalux, Inc.	1,300	14,408
Japan Aviation Electronics Industry, Ltd.	4,000	33,601
Japan Cash Machine Company, Ltd.	1,600	14,821
Japan Digital Laboratory Company, Ltd.	2,200	23,825
Japan Pulp & Paper Company, Ltd.	6,000	20,162
Japan Pure Chemical Company, Ltd.	4	9,788
Japan Transcity Corp., Ltd.	5,000	18,192
Japan Wool Textile Company, Ltd.	8,000	59,734
Jastec Company, Ltd.	400	2,702
JBCC Holdings, Inc.	1,900	13,166
Jeol, Ltd.	6,000	13,448
JFE Shoji Trade Corp.	11,000	40,031
JMS Company, Ltd.	1,000	3,294
Joshin Denki Company, Ltd.	3,000	35,406
JSP Corp.	2,600	38,165
Juki Corp. (L)	10,000	12,674
JVC Kenwood Corp.	9,070	32,395
kabu.com Securities Company, Ltd.	5,800	16,858
Kadokawa Holdings, Inc. (L)	2,000	59,158
Kaga Electronics Company, Ltd.	2,700	26,131
Kameda Seika Company, Ltd. (L)	1,800	45,154
Kamei Corp.	2,000	19,387
Kanamoto Company, Ltd.	3,000	34,791
Kandenko Company, Ltd.	7,000	33,416
Kanematsu Corp. (I)	40,000	46,610
Kanematsu Electronics, Ltd.	1,300	14,522
Kanto Denka Kogyo Company, Ltd.	4,000	6,402
Kanto Natural Gas Development, Ltd.	3,000	16,410
Kappa Create Company, Ltd.	1,200	27,413
Kasumi Company, Ltd.	4,200	27,927
Katakura Industries Company, Ltd.	2,100	19,559
Kato Sangyo Company, Ltd.	2,700	51,860

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kawai Musical Instruments
Manufacturing Company, Ltd.	6,000	$13,639
Keiyo Company, Ltd. (L)	3,600	20,759
Kenedix, Inc. (I)	152	17,683
KEY Coffee, Inc.	1,000	19,550
Kimoto Company, Ltd.	1,500	7,904
Kimura Chemical Plants Company, Ltd.	1,600	5,384
Kinki Sharyo Company, Ltd.	3,000	9,682
Kintetsu World Express, Inc.	1,300	41,592
Kinugawa Rubber Industrial Company, Ltd.	6,000	31,577
Kisoji Company, Ltd.	2,000	42,167
Kissei Pharmaceutical Company, Ltd.	3,000	53,536
Kita-Nippon Bank, Ltd.	700	20,541
Kitz Corp.	10,000	42,899
Kiyo Holdings, Inc.	53,000	76,696
Koa Corp.	3,300	28,064
Koatsu Gas Kogyo Company, Ltd.	3,000	17,102
Kohnan Shoji Company, Ltd. (L)	2,800	33,069
Kohsoku Corp.	1,700	15,269
Kojima Company, Ltd.	3,000	8,147
Kokuyo Company, Ltd.	8,300	67,241
Komatsu Seiren Company, Ltd.	2,000	9,725
Komatsu Wall Industry Company, Ltd.	1,000	12,994
Komori Corp.	6,300	31,959
Konishi Company, Ltd.	1,700	26,068
Kose Corp.	1,500	34,955
Kourakuen Corp.	1,200	18,232
KRS Corp.	900	10,205
Kumagai Gumi Company, Ltd. (I)	17,000	15,215
Kumiai Chemical Industry Company, Ltd. (L)	4,000	20,220
Kura Corp.	800	11,567
Kurabo Industries, Ltd.	22,000	36,068
Kureha Corp.	14,000	55,603
Kurimoto, Ltd.	10,000	34,450
Kuroda Electric Company, Ltd.	3,100	37,546
Kyodo Printing Company, Ltd.	8,000	18,588
Kyodo Shiryo Company, Ltd.	8,000	9,463
Kyoei Steel, Ltd.	1,100	19,349
Kyokuto Securities Company, Ltd.	3,000	21,745
Kyokuyo Company, Ltd.	9,000	19,951
Kyoritsu Maintenance Company, Ltd.	1,200	26,533
Kyosan Electric Manufacturing Company, Ltd.	6,000	20,555
Kyowa Exeo Corp.	6,700	79,119
Kyudenko Corp.	4,000	19,640
Laox Company, Ltd. (I)(L)	21,000	6,701
LEC, Inc.	700	9,220
Leopalace21 Corp. (I)(L)	15,500	46,636
Life Corp.	2,700	42,363
Macnica, Inc.	1,300	27,071
Maeda Corp.	10,000	47,291
Maeda Road Construction Company, Ltd.	5,000	65,090
Maezawa Kasei Industries Company, Ltd.	1,100	12,396
Maezawa Kyuso Industries Company, Ltd.	1,500	21,086
Makino Milling Machine Company, Ltd.	8,000	36,039
Mandom Corp.	1,400	36,627
Mars Engineering Corp.	700	18,330
Marubun Corp.	2,600	11,092
Marudai Food Company, Ltd.	12,000	44,426
Maruetsu, Inc.	6,000	20,802
Maruha Nichiro Holdings, Inc.	27,385	44,057
Marusan Securities Company, Ltd.	7,800	23,170
Maruwa Company, Ltd.	900	28,662
Maruzen Showa Unyu Company, Ltd.	6,000	19,826
Matsuda Sangyo Company, Ltd.	1,400	19,894
Matsuya Company, Ltd. (I)	2,300	25,685

223

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Matsuya Foods Company, Ltd.	700	$13,100
Max Company, Ltd.	5,000	58,796
Maxvalu Tokai Company, Ltd.	900	12,957
Megachips Corp.	1,800	39,767
Megane TOP Company, Ltd.	3,600	41,563
Megmilk Snow Brand Company, Ltd.	4,600	81,494
Meidensha Corp.	17,000	58,228
Meiji Shipping Company, Ltd.	2,900	10,770
Meiko Network Japan Company, Ltd.	3,000	31,120
Meitec Corp.	3,100	70,490
Meito Sangyo Company, Ltd.	900	12,210
Melco Holdings, Inc.	1,200	23,185
Michinoku Bank, Ltd.	14,000	28,319
Mikuni Coca-Cola Bottling Company, Ltd.	3,300	28,910
Milbon Company, Ltd.	880	29,479
Mimasu Semiconductor Industry Company, Ltd.	1,400	10,670
Minato Bank, Ltd.	16,000	31,148
Ministop Company, Ltd.	1,800	29,979
Mirait Holdings Corp.	5,440	43,795
Misawa Homes Company, Ltd.	3,600	54,535
Mitsuba Corp.	4,000	26,607
Mitsubishi Kakoki Kaisha, Ltd.	7,000	11,383
Mitsubishi Paper Mills, Ltd.	37,000	31,640
Mitsubishi Pencil Company, Ltd.	2,400	45,224
Mitsubishi Steel Manufacturing Company, Ltd.	10,000	18,180
Mitsuboshi Belting Company, Ltd.	6,000	35,044
Mitsui High-Tec, Inc.	2,200	15,180
Mitsui Home Company, Ltd.	3,000	15,628
Mitsui Knowledge Industry Company, Ltd.	90	15,376
Mitsui Matsushima Company, Ltd.	10,000	14,086
Mitsui Sugar Company, Ltd.	8,000	26,647
Mitsui-Soko Company, Ltd.	9,000	30,402
Mitsuuroko Holdings Company, Ltd.	3,200	24,314
Miura Company, Ltd.	2,600	62,943
Miyazaki Bank, Ltd.	14,000	38,254
Miyoshi Oil & Fat Company, Ltd.	9,000	11,118
Mizuno Corp.	7,000	35,055
Mochida Pharmaceutical Company, Ltd.	6,000	74,244
Modec, Inc.	1,100	21,636
Monex Group, Inc.	78	12,712
Mori Seiki Company, Ltd.	7,900	50,058
Morinaga & Company, Ltd.	14,000	32,272
Morinaga Milk Industry Company, Ltd.	14,000	47,718
Morita Corp.	3,000	22,833
MOS Food Services, Inc.	1,800	35,607
Moshi Moshi Hotline, Inc.	4,400	63,699
Mr. Max Corp.	3,200	12,841
Musashi Seimitsu Industry Company, Ltd.	1,800	32,779
Musashino Bank, Ltd.	3,800	116,902
Nachi-Fujikoshi Corp.	11,000	31,822
Nagaileben Company, Ltd.	1,800	28,405
Nagano Bank, Ltd.	8,000	15,793
Nagatanien Company, Ltd.	2,000	20,174
Nakamuraya Company, Ltd.	3,000	15,859
Nakayama Steel Works, Ltd. (I)	11,000	5,550
NEC Fielding, Ltd.	1,200	14,666
NEC Leasing, Ltd.	800	10,961
NEC Mobiling, Ltd.	700	27,492
NEC Networks & System Integration Corp.	2,700	45,181
NET One Systems Company, Ltd.	6,400	80,573
Neturen Company, Ltd.	3,800	23,388
Nice Holdings, Inc.	6,000	13,678
Nichias Corp.	7,000	37,388
Nichicon Corp.	4,600	31,963
Nichiden Corp.	700	19,329

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nichiha Corp.	2,400	$29,510
Nichii Gakkan Company, Ltd.	3,200	30,782
Nichireki Company, Ltd.	3,000	15,383
Nidec Copal Corp.	1,200	9,601
Nifco, Inc.	2,700	62,342
Nihon Chouzai Company, Ltd.	180	4,743
Nihon Dempa Kogyo Company, Ltd.	1,800	20,112
Nihon Kagaku Sangyo Company, Ltd.	1,000	6,407
Nihon M&A Center, Inc.	800	23,193
Nihon Nohyaku Company, Ltd.	4,000	19,292
Nihon Parkerizing Company, Ltd.	4,000	60,441
Nihon Shokuhin Kako Company, Ltd.	2,000	7,919
Nihon Unisys, Ltd.	5,100	36,707
Nihon Yamamura Glass Company, Ltd.	10,000	23,832
Nikkiso Company, Ltd.	6,000	73,932
Nippo Corp.	5,000	57,960
Nippon Beet Sugar
Manufacturing Company, Ltd.	15,000	29,166
Nippon Carbon Company, Ltd.	12,000	21,975
Nippon Ceramic Company, Ltd.	2,100	26,281
Nippon Chemi-Con Corp. (I)	11,000	18,303
Nippon Chemical Industrial Company, Ltd.	7,000	8,574
Nippon Coke & Engineering Company, Ltd.	18,000	22,603
Nippon Denko Company, Ltd.	4,000	10,124
Nippon Densetsu Kogyo Company, Ltd.	5,000	48,507
Nippon Fine Chemical Company, Ltd.	1,800	12,614
Nippon Flour Mills Company, Ltd.	13,000	57,954
Nippon Formula Feed
Manufacturing Company, Ltd.	8,000	10,451
Nippon Gas Company, Ltd.	3,000	44,996
Nippon Kanzai Company, Ltd.	700	13,803
Nippon Koei Company, Ltd.	8,000	28,526
Nippon Konpo Unyu Soko Company, Ltd.	6,000	77,689
Nippon Koshuha Steel Company, Ltd.	8,000	7,992
Nippon Light Metal Company, Ltd.	43,000	41,876
Nippon Metal Industry Company, Ltd. (I)	10,000	5,894
Nippon Road Company, Ltd.	7,000	24,830
Nippon Seiki Company, Ltd.	4,000	39,967
Nippon Sharyo, Ltd.	8,000	28,072
Nippon Shinyaku Company, Ltd.	4,000	50,937
Nippon Signal Company, Ltd.	2,700	16,604
Nippon Soda Company, Ltd.	16,000	69,039
Nippon Suisan Kaisha, Ltd.	15,600	33,571
Nippon Synthetic Chemical
Industry Company, Ltd.	3,000	19,378
Nippon Thompson Company, Ltd.	8,000	27,043
Nippon Valqua Industries, Ltd.	8,000	21,968
Nippon Yakin Kogyo Company, Ltd. (I)	11,000	9,824
Nipro Corp.	6,800	43,445
Nishimatsu Construction Company, Ltd.	29,000	44,306
Nishimatsuya Chain Company, Ltd.	5,100	42,527
Nissen Holdings Company, Ltd.	3,100	12,906
Nisshin Fudosan Company, Ltd.	2,900	16,935
Nisshin Oillio Group, Ltd.	13,000	50,882
Nissin Corp.	8,000	21,061
Nissin Electric Company, Ltd.	2,000	11,859
Nissin Kogyo Company, Ltd.	2,100	27,330
Nissui Pharmaceutical Company, Ltd.	1,600	16,295
Nitta Corp.	2,300	36,338
Nittan Valve Company, Ltd.	1,200	3,996
Nittetsu Mining Company, Ltd.	6,000	24,676
Nitto Boseki Company, Ltd.	22,000	73,873
Nitto Kogyo Corp.	3,400	52,475
Nitto Kohki Company, Ltd.	1,000	23,633
Noevir Holdings Company, Ltd.	1,600	22,959

224

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
NOF Corp.	16,000	$77,057
Nohmi Bosai, Ltd.	2,000	12,972
Noritake Company, Ltd.	12,000	30,125
Noritsu Koki Company, Ltd.	1,900	8,471
Noritz Corp.	900	15,862
NS Solutions Corp.	1,500	31,616
NSD Company, Ltd.	3,100	30,256
Obara Group, Inc.	1,400	16,959
OBIC Business Consultants, Ltd.	650	36,823
Oenon Holdings, Inc.	6,000	15,066
Ogaki Kyoritsu Bank, Ltd.	27,000	97,534
Oiles Corp.	2,400	49,800
Oita Bank, Ltd.	12,000	39,118
Okabe Company, Ltd.	5,700	35,923
Okamoto Industries, Inc.	7,000	29,505
Okamura Corp.	7,000	53,815
Okasan Holdings, Inc.	15,000	56,082
OKI Electric Industry Company, Ltd. (I)	55,000	62,670
Okinawa Electric Power Company, Inc.	1,300	43,382
OKK Corp.	10,000	11,397
OKUMA Corp.	4,000	23,602
Okumura Corp.	12,000	39,499
Okura Industrial Company, Ltd.	4,000	9,839
Okuwa Company, Ltd.	3,000	45,418
Onoken Company, Ltd.	1,500	11,885
Onward Holdings Company, Ltd.	11,000	87,647
Optex Company, Ltd.	1,200	13,485
Organo Corp.	3,000	18,445
Origin Electric Company, Ltd.	3,000	10,834
Osaka Steel Company, Ltd.	1,400	22,852
Osaki Electric Company, Ltd.	3,000	17,749
Oyo Corp.	2,700	32,471
Pacific Industrial Company, Ltd.	5,000	27,917
Pal Company, Ltd.	550	31,520
PanaHome Corp.	7,000	40,800
Panasonic Information Systems	1,000	24,048
Paramount Bed Holdings Company, Ltd.	1,100	36,144
Parco Company, Ltd.	800	8,565
Paris Miki, Inc.	1,100	6,475
Pasona Group, Inc.	22	14,269
Penta-Ocean Construction Company, Ltd. (L)	22,500	54,133
Pigeon Corp.	1,000	45,690
Pilot Corp.	16	30,089
Piolax, Inc.	1,300	27,105
Plenus Company, Ltd.	2,400	41,664
Point, Inc.	910	32,816
Press Kogyo Company, Ltd.	7,000	27,954
Prima Meat Packers, Ltd.	16,000	29,312
Pronexus, Inc.	2,900	17,613
Rasa Industries, Ltd. (I)	4,000	3,636
Resorttrust, Inc.	2,100	39,042
Rhythm Watch Company, Ltd.	12,000	24,124
Ricoh Leasing Company, Ltd.	2,100	50,932
Riken Corp.	9,000	33,077
Riken Keiki Company, Ltd.	1,300	8,477
Riken Technos Corp.	3,000	7,926
Riken Vitamin Company, Ltd.	1,200	33,489
Ringer Hut Company, Ltd.	1,700	22,761
Riso Kyoiku Company, Ltd.	361	27,829
Rock Field Company, Ltd.	1,000	18,964
Roland Corp.	2,500	17,324
Roland D.G. Corp.	1,400	16,532
Round One Corp.	3,800	18,249
Royal Holdings Company, Ltd.	3,000	37,553
Ryobi, Ltd.	9,000	19,257

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Ryoden Trading Company, Ltd.	4,000	$23,579
Ryosan Company, Ltd.	3,600	64,596
Ryoshoku, Ltd.	800	20,882
Ryoyo Electro Corp.	2,600	27,157
S Foods, Inc.	500	4,747
Saibu Gas Company, Ltd.	19,000	53,900
Saizeriya Company, Ltd.	3,000	45,069
Sakai Chemical Industry Company, Ltd.	9,000	26,402
Sakata INX Corp.	6,000	28,680
Sakata Seed Corp.	2,900	38,778
Sala Corp.	1,500	10,583
San-A Company, Ltd.	700	27,930
San-Ai Oil Company, Ltd.	5,000	22,809
Sanden Corp.	8,000	24,066
Sangetsu Company, Ltd.	3,400	93,635
Sanken Electric Company, Ltd.	12,000	37,783
Sanki Engineering Company, Ltd.	6,000	28,051
Sanko Marketing Foods Company, Ltd.	6	6,996
Sankyo Seiko Company, Ltd.	3,200	10,738
Sankyo-Tateyama Holdings, Inc.	22,000	38,694
Sankyu, Inc.	8,000	30,223
Sanoh Industrial Company, Ltd.	2,600	16,811
Sanshin Electronics Company, Ltd.	2,600	19,483
Sanwa Shutter Corp.	22,000	85,880
Sanyo Chemical Industries, Ltd.	8,000	41,232
Sanyo Denki Company, Ltd.	5,000	31,638
Sanyo Shokai, Ltd.	11,000	34,302
Sanyo Special Steel Company, Ltd.	10,000	30,543
Sasebo Heavy Industries Company, Ltd.	9,000	8,067
Sato Corp.	1,700	25,481
Satori Electric Company, Ltd.	2,000	10,992
Seika Corp.	7,000	20,667
Seikagaku Corp.	3,300	38,058
Seiko Holdings Corp.	11,000	29,551
Seiren Company, Ltd.	5,200	36,093
Sekisui Jushi Corp.	3,000	31,293
Sekisui Plastics Company, Ltd.	5,000	12,239
Senko Company, Ltd. (L)	9,000	39,086
Senshukai Company, Ltd.	4,400	28,951
Shibusawa Warehouse Company, Ltd.	5,000	14,537
Shibuya Kogyo Company, Ltd.	800	9,062
Shikibo, Ltd.	11,000	12,920
Shikoku Bank, Ltd.	15,000	38,995
Shikoku Chemicals Corp.	3,000	18,111
Shima Seiki Manufacturing, Ltd. (L)	2,300	33,143
Shimachu Company, Ltd.	3,800	79,343
Shimizu Bank, Ltd.	900	27,466
Shin Nippon Air Technologies Company, Ltd.	2,800	15,603
Shin Nippon Biomedical Laboratories, Ltd.	1,900	4,800
Shin-Etsu Polymer Company, Ltd.	3,000	11,488
Shinagawa Refractories Company, Ltd.	6,000	13,113
Shindengen Electric
Manufacturing Company, Ltd.	5,000	10,948
Shinkawa, Ltd.	1,500	6,585
Shinko Electric Company, Ltd.	12,000	22,587
Shinko Plantech Company, Ltd.	3,300	26,769
Shinko Shoji Company, Ltd.	2,700	24,158
Shinmaywa Industries, Ltd.	9,000	45,727
Shinwa Kaiun Kaisha, Ltd.	8,000	8,399
Ship Healthcare Holdings, Inc.	2,600	82,850
Shizuoka Gas Company, Ltd.	4,500	32,973
SHO-BOND Holdings Company, Ltd.	1,200	41,891
Shochiku Company, Ltd. (L)	6,000	59,635
Showa Corp.	3,500	30,915
Showa Sangyo Company, Ltd.	7,000	23,946

225

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Siix Corp.	2,200	$31,943
Simplex Technology, Inc.	40	13,271
Sinanen Company, Ltd.	6,000	26,998
Sintokogio, Ltd.	4,600	31,522
SMK Corp.	6,000	16,523
Sogo Medical Company, Ltd.	600	21,639
ST Corp.	1,100	12,627
St. Marc Holdings Company, Ltd.	900	33,603
Star Micronics Company, Ltd.	2,600	24,972
Starzen Company, Ltd.	6,000	17,997
Stella Chemifa Corp.	800	15,092
Sumikin Bussan Corp.	9,000	22,297
Suminoe Textile Company, Ltd.	5,000	9,447
Sumiseki Holdings, Inc.	4,400	3,813
Sumitomo Densetsu Company, Ltd.	2,100	18,453
Sumitomo Light Metal Industries, Ltd.	29,000	25,112
Sumitomo Mitsui Company, Ltd. (I)	28,700	18,004
Sumitomo Pipe & Tube Company, Ltd.	2,300	18,938
Sumitomo Seika Chemicals Company, Ltd.	4,000	14,293
Sumitomo Warehouse Company, Ltd.	16,048	73,597
SWCC Showa Holdings Company, Ltd.	24,000	18,749
T Rad Company, Ltd.	7,000	15,415
T. Hasegawa Company, Ltd.	1,600	20,479
Tachi-S Company, Ltd.	2,700	45,838
Tachibana Eletech Company, Ltd.	1,500	12,490
Tadano, Ltd.	11,000	82,880
Taihei Dengyo Kaisha, Ltd.	3,000	20,369
Taihei Kogyo Company, Ltd.	5,000	19,185
Taiho Kogyo Company, Ltd.	2,500	24,486
Taikisha, Ltd.	2,100	43,939
Taisei Lamick Company, Ltd.	600	17,870
Taiyo Holdings Company, Ltd.	1,300	36,167
Takagi Securities Company, Ltd.	7,000	7,258
Takamatsu Corp.	1,500	26,960
Takaoka Electric Manufacturing Company, Ltd.	7,000	12,019
Takara Standard Company, Ltd.	7,000	55,113
Takasago International Corp.	8,000	41,154
Takasago Thermal Engineering Company, Ltd.	5,700	46,146
Takihyo Company, Ltd.	3,000	17,091
Takiron Company, Ltd.	6,000	22,210
Takuma Company, Ltd.	6,000	30,427
Tamron Company, Ltd.	1,500	45,834
Tamura Corp.	7,000	16,512
Tatsuta Electric Wire & Cable Company, Ltd.	6,000	53,532
Tecmo Koei Holdings Company, Ltd.	2,100	17,163
Teikoku Electric Manufacturing Company, Ltd.	700	9,731
Teikoku Piston Ring Company, Ltd.	1,400	16,308
Teikoku Sen-I Company, Ltd.	2,000	15,615
Telepark Corp.	2,600	25,150
Temp Holdings Company, Ltd. (L)	2,400	29,175
Tenma Corp.	1,800	18,584
The Chiba Kogyo Bank, Ltd. (I)	3,200	17,339
The Daiei, Inc. (I)	5,650	11,993
The Hokkoku Bank, Ltd.	5,000	19,024
The Hyakugo Bank, Ltd.	20,000	89,861
The Pack Corp.	1,300	24,040
The San-in Godo Bank, Ltd.	8,000	58,149
The Yachiyo Bank, Ltd.	1,700	32,901
Tigers Polymer Corp.	1,000	3,705
TKC Corp.	1,500	30,550
TOA Corp.	22,000	35,016
Toagosei Company, Ltd.	18,000	67,776
Tobishima Corp. (I)	7,200	6,858
TOC Company, Ltd.	6,800	36,396
Tocalo Company, Ltd.	1,300	19,930

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tochigi Bank, Ltd.	11,000	$40,573
Toda Corp.	17,000	51,164
Toda Kogyo Corp.	3,000	10,581
Toei Company, Ltd.	5,000	28,117
Toenec Corp.	4,000	22,263
Toho Bank, Ltd.	18,000	61,396
Toho Company, Ltd.	3,000	11,632
Toho Real Estate Company, Ltd.	3,000	16,677
Toho Zinc Company, Ltd.	10,000	35,072
Tohoku Bank, Ltd.	4,000	5,843
Tokai Carbon Company, Ltd.	17,000	51,470
Tokai Holdings Corp.	4,000	17,572
Tokai Rubber Industries, Ltd.	2,400	22,932
Tokai Tokyo Securities Company, Ltd.	16,000	53,462
Token Corp.	810	34,267
Tokimec, Inc.	5,000	8,131
Tokushu Tokai Paper Company, Ltd.	15,000	38,231
Tokyo Dome Corp.	11,000	35,916
Tokyo Energy & Systems, Inc.	2,000	9,860
Tokyo Ohka Kogyo Company, Ltd.	3,400	72,838
Tokyo Rakutenchi Company, Ltd.	2,000	7,496
Tokyo Rope Manufacturing Company, Ltd. (L)	12,000	14,288
Tokyo Seimitsu Company, Ltd.	2,600	36,051
Tokyo Tekko Company, Ltd.	4,000	13,371
Tokyo Theatres Company, Inc.	9,000	11,705
Tokyo Tomin Bank, Ltd.	2,800	26,154
Tokyotokeiba Company, Ltd.	19,000	27,749
Tokyu Community Corp.	700	25,493
Tokyu Construction Company, Ltd.	9,910	18,512
Tokyu Livable, Inc.	1,800	23,613
Tomato Bank, Ltd.	11,000	21,332
Tomen Devices Corp.	600	13,654
Tomen Electronics Corp.	1,900	23,387
Tomoe Corp.	2,200	7,609
Tomoe Engineering Company, Ltd.	800	14,042
Tomoku Company, Ltd.	6,000	16,331
TOMONY Holdings, Inc.	15,000	66,797
Tomy Company, Ltd.	4,500	25,073
Tonami Holdings Company, Ltd.	6,000	14,368
Topcon Corp. (L)	5,900	31,725
Toppan Forms Company, Ltd.	5,600	54,154
Topre Corp.	4,300	36,396
Topy Industries, Ltd.	18,000	36,181
Toridoll Corp.	1,400	22,689
Torigoe Company, Ltd.	2,300	18,247
Torii Pharmaceutical Company, Ltd.	1,100	23,950
Torishima Pump Manufacturing Company, Ltd.	900	6,354
Toshiba Machine Company, Ltd.	8,000	30,932
Toshiba Plant Systems & Services Corp.	4,000	53,226
Toshiba TEC Corp.	9,000	39,654
Tosho Printing Company, Ltd.	6,000	9,824
Totetsu Kogyo Company, Ltd.	3,000	38,079
Tottori Bank, Ltd.	4,000	8,232
Towa Bank, Ltd.	21,000	20,299
Towa Corptowa Corp.	2,200	13,664
Towa Pharmaceutical Company, Ltd.	700	46,772
Toyo Construction Company, Ltd.	6,800	19,614
Toyo Corp.	3,200	34,712
Toyo Electric Manufacturing Company, Ltd.	3,000	9,303
Toyo Engineering Corp.	10,000	44,820
Toyo Ink Manufacturing Company, Ltd.	15,000	53,784
Toyo Kanetsu KK	10,000	20,488
Toyo Kohan Company, Ltd.	4,000	11,677
Toyo Securities Company, Ltd.	6,000	10,442
Toyo Tanso Company, Ltd.	1,000	23,855

226

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Toyo Tire & Rubber Company, Ltd.	15,000	$37,441
Toyo Wharf & Warehouse Company, Ltd.	6,000	9,260
Toyobo Company, Ltd.	48,936	58,235
Transcosmos, Inc.	2,800	35,611
Trusco Nakayama Corp.	2,500	45,606
TS Tech Company, Ltd.	5,700	91,596
Tsi Holdings Company, Ltd.	9,970	65,616
Tsubakimoto Chain Company, Ltd.	8,000	46,305
Tsugami Corp.	6,000	36,861
Tsukishima Kikai Company, Ltd.	2,000	17,270
Tsukuba Bank, Ltd.	5,700	19,932
Tsurumi Manufacturing Company, Ltd.	2,000	14,556
Tsutsumi Jewelry Company, Ltd.	1,100	26,741
U-Shin, Ltd.	2,300	11,347
Ube Material Industries, Ltd.	5,000	11,620
Uchida Yoko Company, Ltd.	4,000	11,344
ULVAC, Inc.	2,900	21,897
Uniden Corp.	9,000	19,015
Union Tool Company, Ltd.	1,500	23,720
Unipres Corp.	2,600	57,566
United Arrows, Ltd.	2,400	64,102
Unitika, Ltd. (I)	45,000	21,935
Valor Company, Ltd.	4,000	66,408
Vital KSK Holdings, Inc.	3,900	39,383
Wacom Company, Ltd.	48	115,753
Wakachiku Construction Company, Ltd. (I)	17,000	15,669
Warabeya Nichiyo Company, Ltd.	1,900	32,871
Watabe Wedding Corp.	1,100	9,358
WATAMI Company, Ltd.	2,300	52,129
Xebio Company, Ltd.	1,500	31,184
Yahagi Construction Company, Ltd.	2,000	8,041
Yaizu Suisankagaku Industry Company, Ltd.	1,100	10,584
Yamabiko Corp.	900	11,411
Yamagata Bank, Ltd.	16,000	74,572
Yamanashi Chuo Bank, Ltd.	13,000	55,283
Yamatane Corp.	11,000	14,556
Yamazen Corp.	5,700	36,425
Yaoko Company, Ltd.	300	11,549
Yasuda Warehouse Company, Ltd.	2,900	19,874
Yellow Hat, Ltd.	2,200	30,367
Yodogawa Steel Works, Ltd.	10,000	33,682
Yokogawa Bridge Corp.	3,000	21,862
Yokohama Reito Company, Ltd.	4,000	29,360
Yokowo Company, Ltd.	2,000	10,784
Yomeishu Seizo Company, Ltd.	1,000	9,519
Yomiuri Land Company, Ltd.	3,000	9,980
Yondenko Corp.	3,000	11,425
Yonekyu Corp.	2,000	17,245
Yorozu Corp.	800	12,506
Yoshinoya Holdings Conpany, Ltd.	37	47,510
Yuasa Trading Company, Ltd.	21,000	36,572
Yuki Gosei Kogyo Co., Ltd.	3,000	7,932
Yurtec Corp.	4,000	13,189
Yusen Logistics Company, Ltd.	1,200	10,927
Yushin Precision Equipment Company, Ltd.	1,100	19,517
Yushiro Chemical Industry Company, Ltd.	1,100	11,019
Zenrin Company, Ltd.	2,100	28,029
Zeria Pharmaceutical Company, Ltd.	2,000	36,300
Zuken, Inc.	2,100	14,402

		22,951,535
Jersey, C.I. - 0.2%
Atrium European Real Estate, Ltd.	375	1,962
Centamin PLC	88,755	132,980

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Jersey, C.I. (continued)
Heritage Oil, Ltd.	9,831	$30,771

		165,713
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	1,361	48,854
Verwaltungs & Privat Bank AG	492	38,979

		87,833
Luxembourg - 0.3%
APERAM	697	11,295
Eurofins Scientific	895	127,173
GAGFAH SA (I)	1,693	17,258
Oriflame Cosmetics SA SDR	1,798	61,654
Regus PLC	66,614	109,693

		327,073
Malta - 0.0%
Angler Gaming PLC	2,976	960
Unibet Group PLC	1,362	38,188

		39,148
Netherlands - 1.8%
Aalberts Industries NV	9,501	171,100
Accell Group	1,666	27,522
AMG Advanced Metallurgical Group NV	3,085	23,720
Amsterdam Commodities NV	1,057	18,328
Arcadis NV (L)	6,428	136,177
ASM International NV	5,593	188,506
Beter Bed Holding NV	1,056	20,509
BinckBank NV	4,478	32,998
Brunel International NV	825	36,122
CSM NV	5,756	102,702
Dockwise, Ltd.	1,556	27,012
Exact Holdings NV	467	10,322
Grontmij (I)	5,995	19,197
Heijmans NV	2,023	16,634
InnoConcepts NV (I)	10,527	135
KAS Bank NV	330	3,287
Kendrion NV	212	4,439
Koninklijke BAM Groep NV	24,510	75,158
Koninklijke Ten Cate NV	3,799	87,615
Koninklijke Wessanen NV	2,054	5,485
LBI International NV	4,728	17,358
Macintosh Retail Group NV	454	5,066
Mediq NV	6,112	101,390
Nutreco Holding NV	2,973	220,529
Ordina NV (I)	5,537	7,269
PostNL NV	3,608	12,601
Sligro Food Group NV	2,169	53,893
SNS REAAL NV (I)	16,603	24,827
Telegraaf Media Groep NV (L)	4,601	44,665
TKH Group NV	2,328	48,687
TomTom NV	15,548	70,333
Unit 4 Agresso NV	1,920	51,874
USG People NV	6,577	49,975

		1,715,435
New Zealand - 1.0%
Air New Zealand, Ltd.	19,995	19,205
Chorus, Ltd.	1,695	4,555
Fisher & Paykel
Appliances Holdings, Ltd. (I)(L)	73,602	72,968
Fisher & Paykel Healthcare Corp.	28,953	55,137
Freightways, Ltd.	8,921	30,951
Infratil, Ltd.	66,634	119,397
Mainfreight, Ltd.	7,268	61,089

227

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
New Zealand (continued)
New Zealand Oil & Gas, Ltd.	47,702	$32,783
New Zealand Refining Company, Ltd.	19,629	44,338
Nuplex Industries, Ltd.	45,906	109,523
PGG Wrightson, Ltd. (I)	8,197	2,377
Pike River Coal Company, Ltd.	21,968	0
Port of Tauranga, Ltd.	5,763	60,580
Pumpkin Patch, Ltd. (I)	7,395	7,089
Ryman Healthcare, Ltd.	14,826	50,326
Sky Network Television, Ltd.	12,878	54,378
SKYCITY Entertainment Group, Ltd.	43,129	134,954
Tower, Ltd.	20,665	30,970
Warehouse Group, Ltd.	4,936	12,023

		902,643
Norway - 1.0%
Acta Holding ASA (I)	24,000	6,297
Algeta ASA	636	16,454
Atea ASA	14,362	141,139
Bonheur ASA	1,100	22,692
BW Offshore, Ltd.	30,800	19,283
BWG Homes ASA (I)	9,652	21,111
Camillo Eitzen & Company ASA (I)	130	40
Cermaq ASA	8,984	117,641
Clavis Pharma ASA	70	778
DOF ASA (I)	1,335	6,146
Eitzen Chemical ASA	21,250	298
Electromagnetic GeoServices ASA	3,160	7,785
Eltek ASA (I)	22,000	15,032
Evry ASA	946	1,569
Ganger Rolf ASA	700	14,510
Kongsberg Automotive Holding ASA (I)	29,400	8,133
Kvaerner ASA	4,648	12,042
Leroy Seafood Group ASA	77	1,615
Nordic Semiconductor ASA (I)	21,567	63,470
Norwegian Air Shuttle ASA	2,907	54,441
Norwegian Energy Company AS	16,500	14,731
Opera Software ASA	4,868	31,015
Pronova Biopharma AS	6,249	10,946
Scana Industrier ASA (I)	15,247	4,056
Sevan Marine ASA	2,068	5,519
Siem Offshore, Inc.	20,000	28,260
Solstad Offshore ASA	2,900	43,841
Sparebanken 1 SMN	3,899	25,127
STX OSV Holdings, Ltd.	11,000	14,488
Tomra Systems ASA	13,184	116,931
Veidekke ASA	6,400	50,470
Wilh Wilhelmsen Holding ASA, Class A	1,300	31,568

		907,428
Papua New Guinea - 0.0%
Highlands Pacific, Ltd.	59,421	10,102
Peru - 0.1%
Copeinca ASA	7,710	64,057
Portugal - 0.3%
Altri SGPS SA	26,263	45,913
Banco BPI SA (I)(L)	23,984	23,466
BANIF SGPS SA	17,971	3,856
Impresa SGPS SA	11,168	4,736
Investimentos Participacoes e Gestao SA (I)	15,959	2,871
Mota Engil SGPS SA	5,366	8,454
Portucel - Empresa Produtora de Pasta
e Papel SA	28,126	75,137
Redes Energeticas Nacionais SA	12,164	31,405
Semapa-Sociedade de Investimento & Gestao	5,253	33,698
Sonae	50,046	33,385

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Portugal (continued)
Sonae Capital SGPS SA (L)	16,889	$3,907
Teixeira Duarte SA	21,736	7,853
Zon Multimedia Servicos de Telecomunicacoes
e Multimedia SGP	14,900	41,846

		316,527
Russia - 0.0%
Alliance Oil Company, Ltd., ADR	445	3,516
Raven Russia, Ltd.	7,198	7,853

		11,369
Singapore - 1.5%
ASL Marine Holdings, Ltd.	19,600	10,605
Ausgroup, Ltd.	71,000	29,094
Banyan Tree Holdings, Ltd.	54,000	26,827
Biosensors International Group, Ltd.	7,000	6,934
Bukit Sembawang Estates, Ltd.	16,000	68,768
Cape PLC	836	3,242
Cerebos Pacific, Ltd.	10,000	53,360
CH Offshore, Ltd.	38,000	15,277
China Aviation Oil Singapore Corp., Ltd.	12,000	9,808
China Merchants Holdings Pacific, Ltd.	50,000	30,095
Cosco Corp. Singapore, Ltd.	6,000	4,696
Creative Technology, Ltd.	6,650	17,802
CSE Global, Ltd.	55,000	38,954
Ezion Holdings, Ltd.	49,000	53,392
Ezra Holdings, Ltd.	50,400	49,864
Food Empire Holdings, Ltd.	43,200	15,120
Gallant Venture, Ltd.	71,000	17,546
GMG Global, Ltd.	46,000	5,084
Goodpack, Ltd.	29,000	43,849
Ho Bee Investment, Ltd.	18,000	22,339
Hong Fok Corp., Ltd.	48,000	20,681
Hong Leong Asia, Ltd.	13,000	18,203
Hotel Properties, Ltd.	24,000	54,033
HTL International Holdings, Ltd.	34,000	9,013
Hyflux, Ltd. (L)	51,000	58,237
Jaya Holdings, Ltd. (I)	51,000	24,270
Metro Holdings, Ltd.	63,600	42,221
Midas Holdings, Ltd.	115,000	39,176
Oceanus Group, Ltd.	116,000	4,802
Orchard Parade Holdings, Ltd.	5,000	9,594
Osim International, Ltd.	30,000	34,126
Otto Marine, Ltd.	144,000	10,414
Pan Pacific Hotels Group, Ltd.	21,500	40,223
Petra Foods, Ltd.	45,000	89,824
Raffles Education Corp., Ltd.	76,188	22,517
Raffles Medical Group, Ltd.	24,289	48,029
Rotary Engineering, Ltd.	22,000	7,786
Sakari Resources, Ltd.	10,000	15,142
SBS Transit, Ltd.	5,000	6,006
SC Global Developments, Ltd.	17,000	16,340
Sinarmas Land, Ltd.	184,000	44,872
Stamford Land Corp., Ltd.	59,000	27,874
Super Coffeemix Manufacturing, Ltd.	25,000	44,510
Swiber Holdings, Ltd.	20,000	10,707
Tat Hong Holdings, Ltd.	31,000	33,657
United Engineers, Ltd.	19,000	38,486
UOB-Kay Hian Holdings, Ltd.	31,000	41,361
Venture Corp., Ltd.	7,000	45,863
WBL Corp., Ltd.	4,000	12,087
Wing Tai Holdings, Ltd.	21,205	29,552
Yongnam Holdings, Ltd.	87,000	17,363

		1,439,625

228

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa - 0.0%
Great Basin Gold, Ltd.	34,200	$2,783
Spain - 1.9%
Abengoa SA	2,937	51,681
Almirall SA	6,175	48,178
Amper SA (I)	1,961	5,172
Antena 3 de Television SA	3,644	16,683
Bankinter SA	17,362	75,888
Bolsas y Mercados Espanoles SA	5,350	112,842
Caja de Ahorros del Mediterraneo	5,428	698
Campofrio Food Group SA (I)	1,173	8,794
Cementos Portland Valderrivas SA (I)	1,547	7,637
Construcciones & Auxiliar de Ferrocarriles SA	265	129,475
Deoleo SA (I)	11,142	5,082
Dinamia SA	1,181	10,730
Duro Felguera SA	3,914	23,975
Ebro Foods SA	13,628	239,889
Elecnor SA	2,026	24,985
Ence Energia y Celulosa SA	16,201	36,115
Ercros SA	12,567	9,531
Faes Farma SA	15,919	27,780
Fluidra SA	3,227	8,335
Gamesa Corporacion Tecnologica SA	7,200	15,208
Grupo Catalana Occidente SA (L)	2,531	41,443
Indra Sistemas SA (L)	7,450	72,167
Laboratorios Farmaceuticos Rovi SA	1,750	11,694
Mediaset Espana Comunicacion SA	4,733	25,741
Melia Hotels International SA	5,056	34,482
NH Hoteles SA	8,165	25,458
Obrascon Huarte Lain SA	3,281	75,967
Papeles y Cartones de Europa SA	4,221	10,896
Pescanova SA	1,602	26,594
Promotora de Informaciones SA (I)	9,049	4,376
Realia Business SA (I)	9,431	8,613
Sacyr Vallehermoso SA	931	2,013
Sociedad Nacional de Industrias Apicaciones
Celulosa Espanol SA (I)	8,375	8,611
Tecnicas Reunidas SA	2,764	128,957
Tubacex SA (I)	10,312	25,979
Tubos Reunidos SA	9,106	22,229
Unipapel SA	209	3,086
Vidrala SA	2,228	54,559
Viscofan SA	6,729	308,587
Vocento SA (I)	9,411	15,506
Zeltia SA (I)	16,087	30,159

		1,795,795
Sweden - 3.3%
AarhusKarlshamn AB	4,950	187,355
Acando AB	6,279	14,664
Active Biotech AB (I)	2,172	15,701
AddTech AB	2,310	62,780
AF AB	3,536	79,149
Avanza Bank Holding AB	1,104	24,328
Axfood AB	1,565	58,823
Axis Communications AB	8,226	204,122
B&B Tools AB	3,490	26,594
BE Group AB	4,723	12,287
Beijer Alma AB	229	3,944
Betsson AB	2,976	79,240
Bilia AB	1,720	22,937
Billerud AB (L)	17,199	160,697
BioGaia AB	555	16,476
Bure Equity AB	7,860	28,239
Castellum AB	6,802	92,126
CDON Group AB	511	3,211

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Clas Ohlson AB	4,002	$52,463
Cloetta AB	2,034	4,708
Concordia Maritime AB	2,200	3,617
Duni AB	5,099	42,763
East Capital Explorer AB	3,589	27,879
Enea AB	1,999	11,564
Eniro AB (I)	12,390	17,164
Fabege AB	6,102	58,114
Fagerhult AB	749	18,778
Fastighets AB Balder - B Shares (I)	2,585	14,225
G & L Beijer AB	2,250	37,043
Haldex AB	6,370	32,317
Hexpol AB	1,566	60,792
HIQ International AB	3,756	19,784
Hoganas AB	4,475	155,945
Holmen AB, Series B	4,455	121,738
Hufvudstaden AB, Class A	638	7,919
Industrial & Financial Systems AB	3,487	58,469
Indutrade AB	1,973	58,587
Intrum Justitia AB	6,104	89,309
JM AB	8,981	164,454
KappAhl Holding AB (I)	8,073	7,988
Kungsleden AB	10,626	60,098
Lindab International AB	6,008	46,737
Loomis AB	4,564	64,867
Mekonomen AB	2,150	63,747
NCC AB, B Shares	8,075	154,156
Net Entertainment NE AB	105	1,132
Net Insight AB	40,297	13,005
New Wave Group AB	6,024	18,983
Nibe Industrier AB	7,047	116,209
Nobia AB (I)	17,611	66,489
OEM International AB	1,799	16,840
PA Resources AB	19,862	2,060
Peab AB	14,016	65,598
Proffice AB	6,320	22,161
Rezidor Hotel Group AB (I)	8,897	33,590
RNB Retail & Brands AB (I)	31,521	9,837
Saab AB	46	884
SAS AB	17,484	19,829
SkiStar AB	222	2,817
SSAB AB, Series A	3,598	25,679
Studsvik AB	218	1,159
Sweco AB	3,557	37,536
Swedish Orphan Biovitrum AB	11,871	66,504
TradeDoubler AB	4,887	10,417
Wihlborgs Fastigheter AB	3,088	46,107

		3,124,734
Switzerland - 4.7%
Acino Holding AG	303	35,453
Advanced Digital Broadcast Holdings SA (I)	245	3,078
AFG Arbonia-Forster Holding AG (I)	1,594	29,762
Allreal Holding AG	764	112,133
APG SGA SA	88	16,730
Ascom Holding AG	3,146	23,761
Autoneum Holding AG	430	21,614
Bachem Holding AG	14	558
Bank Coop AG	1,583	93,412
Bank Sarasin & Cie Ag	2,914	84,275
Banque Privee Edmond de Rothschild SA	1	17,798
Basilea Pharmaceutica	776	39,232
Belimo Holding AG	29	51,278
Bellevue Group AG	655	6,426
Berner Kantonalbank	285	76,593

229

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Bobst Group AG (I)	1,189	$35,443
Bossard Holding AG	167	22,167
Bucher Industries AG	751	134,920
Burckhardt Compression Holding AG	370	110,110
Centralschweizerische Kraftwerke AG	112	39,248
Charles Voegele Holding AG (I)	998	15,628
Cicor Technologies (I)	322	10,978
Cie Financiere Tradition SA	211	12,539
Conzzeta Holding AG	1	1,868
Cytos Biotechnology AG	166	454
Daetwyler Holding AG	778	64,906
EFG International	5,629	47,045
Emmi AG	319	70,057
Energiedienst Holding AG	559	26,291
Etrion Corp.	2,427	834
Ferrexpo PLC	5,662	17,825
Flughafen Zuerich AG	380	156,081
Forbo Holding AG	196	115,792
GAM Holding AG	25,978	339,083
Gategroup Holding AG	846	20,746
Georg Fischer AG	919	325,924
Gottex Fund Management Holdings, Ltd. (I)	1,478	5,470
Gurit Heberlein AG	22	10,869
Helvetia Patria Holding AG	307	107,243
Huber & Suhner AG	222	9,937
Implenia AG	348	14,084
Inficon Holding AG	99	20,948
Informa PLC	10,659	69,498
Intershop Holdings	8	2,769
Kaba Holding AG	317	123,767
Komax Holding AG	727	54,629
Kudelski SA	4,675	52,726
Kuoni Reisen Holding AG	265	71,743
LEM Holding SA	52	26,214
Logitech International SA	9,485	86,933
Lonza Group AG	1,290	67,591
Luzerner Kantonalbank AG	145	51,079
Meyer Burger Technology AG	3,227	42,804
Micronas Semiconductor Holding AG	5,145	51,002
Mobilezone Holding AG	3,138	33,032
Mobimo Holding AG	528	121,133
Nobel Biocare Holding AG	1,633	16,373
OC Oerlikon Corp. AG	14,200	136,877
Orascom Development Holding AG (I)	1,134	17,964
Orell Fuessli Holding AG	136	14,393
Panalpina Welttransport Holding AG	1,612	154,206
Phoenix Mecano AG	53	25,497
PubliGroupe SA	20	2,814
Rieter Holding AG	430	73,335
Romande Energie Holding SA	52	67,420
Schaffner Holding AG	40	9,988
Schmolz + Bickenbach AG	1,684	6,840
Schweiter Technologies AG	3	1,435
Schweizerische National-Versicherungs-
Gesellschaft AG	1,339	53,051
Siegfried Holding AG	53	6,482
St. Galler Kantonalbank	99	37,061
Straumann Holding AG	77	10,258
Swisslog Holding AG	4,914	5,275
Swissquote Group Holding SA	1,093	33,488
Tamedia AG	188	19,990
Tecan Group AG	750	54,502
Temenos Group AG	6,787	101,695
U-Blox AG	65	2,923
Valiant Holding AG	686	59,668

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Valora Holding AG	284	$50,463
Vaudoise Assurances Holding SA	138	41,645
Vetropack Holding AG	3	5,335
Von Roll Holding AG (I)	7,878	18,445
Vontobel Holding AG	2,802	70,518
WMH Walter Meier AG	142	32,574
Ypsomed Holding AG	276	16,352
Zehnder Group AG	615	36,530
Zuger Kantonalbank	17	86,950

		4,473,860
Taiwan - 0.0%
Ya Hsin Industrial Company, Ltd. (I)	138,000	0
United Arab Emirates - 0.1%
Lamprell PLC	30,296	53,942
United Kingdom - 21.1%
A.G.Barr PLC	9,000	65,003
Aegis Group PLC	68,082	259,287
Afren PLC	55,554	126,146
Alizyme PLC	22,479	0
Amlin PLC	13,174	85,942
Anglo Pacific Group PLC	10,171	47,416
Anite PLC	6,272	12,811
Ashtead Group PLC	54,314	284,448
Aveva Group PLC	8,544	272,024
Balfour Beatty PLC	40,039	196,908
Barratt Developments PLC (I)	98,477	270,004
BBA Aviation PLC	48,270	154,116
Bellway PLC	10,163	151,383
Berendsen PLC	14,469	127,567
Berkeley Group Holdings PLC (I)	13,633	309,995
Bodycote PLC	19,111	120,961
Booker Group PLC	6,370	9,613
Bovis Homes Group PLC	13,879	113,309
Brammer PLC	8,722	40,151
Brewin Dolphin Holdings PLC	23,416	63,573
British Polythene Industries PLC	4,443	27,549
Britvic PLC	32,362	190,754
BTG PLC (I)	25,585	133,570
Cable & Wireless Communications PLC	75,207	43,874
Capital & Counties Properties PLC	4,640	16,338
Capital & Regional PLC (I)	28,406	12,178
Carillion PLC	27,252	119,583
Carpetright PLC (I)	3,039	32,328
Charles Taylor Consulting PLC	3,000	8,731
Chemring Group PLC	32,046	168,379
Chesnara PLC	776	2,424
Chime Communications PLC	5,129	19,271
Cineworld Group PLC	6,663	26,825
Close Brothers Group PLC	15,796	213,166
Cobham PLC	28,846	103,504
Colt Telecom Group SA	31,617	60,917
Communisis PLC	1	1
Computacenter PLC	9,482	58,233
Concentric AB	6,370	47,751
Cookson Group PLC	33,297	322,416
Costain Group PLC	3,598	14,457
Cranswick PLC	8,434	107,271
Creston PLC	10,587	15,618
CSR PLC	18,505	95,054
D.S. Smith PLC	122,693	369,274
Daily Mail & General Trust PLC	17,811	138,772
Dairy Crest Group PLC	13,990	78,451
De La Rue PLC	7,909	129,507

230

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Debenhams PLC	116,644	$193,263
Dechra Pharmaceuticals PLC	5,389	50,703
Development Securities PLC	2,220	6,035
Devro PLC	5,062	26,847
Dialight PLC	522	10,134
Dignity PLC	5,430	80,060
Diploma PLC	7,537	57,881
Dixons Retail PLC (I)(L)	231,071	74,063
Domino Printing Sciences PLC	15,207	136,033
Domino’s Pizza UK & IRL PLC	7,102	60,945
Drax Group PLC	30,783	252,353
Dunelm Group PLC	9,379	97,311
E2V Technologies PLC	2,485	5,314
easyJet PLC	10,090	94,768
Electrocomponents PLC	45,730	148,320
Elementis PLC	54,285	203,891
Enquest PLC	46,110	85,671
Enterprise Inns PLC (I)	55,142	56,198
Euromoney Institutional Investor PLC	7,507	93,440
F&C Asset Management PLC	41,888	65,369
Fenner PLC	9,083	56,821
Fidessa Group PLC	3,586	85,231
Filtrona PLC	27,028	225,185
Findel PLC (I)	318,283	32,067
FirstGroup PLC	35,332	137,196
Galliford Try PLC	8,666	102,220
Gem Diamonds, Ltd.	12,666	35,599
Genus PLC	5,336	130,347
Go-Ahead Group PLC	2,784	59,042
Greene King PLC	18,168	176,339
Greggs PLC	7,878	63,880
Halfords Group PLC	23,761	100,211
Halma PLC	44,432	304,607
Hardy Oil & Gas PLC	5,072	10,915
Hays PLC	90,038	112,453
Headlam Group PLC	4,631	22,958
Helical Bar PLC	8,263	25,072
Hikma Pharmaceuticals PLC	16,363	192,177
Hill & Smith Holdings PLC	6,401	38,355
HMV Group PLC (I)	36,339	1,745
Hochschild Mining PLC	15,777	124,028
Homeserve PLC	23,941	81,402
Howden Joinery Group PLC	88,671	213,040
Hunting PLC	9,788	130,962
Hyder Consulting PLC	3,872	26,506
ICAP PLC	359	1,867
IG Group Holdings PLC	25,146	181,333
Imagination Technologies Group PLC	42,994	330,829
Inchcape PLC	27,669	161,222
Innovation Group PLC (I)	9,835	3,497
Intermediate Capital Group PLC	43,942	212,355
International Personal Finance PLC	47,051	228,211
Interserve PLC	12,721	75,020
Invensys PLC	13,129	49,753
ITE Group PLC	16,803	56,038
J.D. Wetherspoon PLC	9,690	75,476
James Fisher & Sons PLC	4,579	56,420
Jardine Lloyd Thompson Group PLC	10,279	127,179
Jazztel PLC	19,044	113,501
JKX Oil & Gas PLC (I)	8,683	11,096
John Menzies PLC	983	10,249
Kcom Group PLC	95,593	126,927
Keller Group PLC	4,607	41,263
Kesa Electricals PLC	45,975	42,155
Kier Group PLC	2,737	57,297

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Kofax PLC (I)	12,964	$64,109
Ladbrokes PLC	55,844	155,985
Laird PLC	26,527	96,636
Lonmin PLC (L)	945	8,547
Lookers PLC	17,654	21,246
Low & Bonar PLC	21,034	21,253
M.J. Gleeson Group PLC	8,478	18,422
Management Consulting Group PLC	217	85
Marshalls PLC	1,729	2,418
Marston’s PLC	27,240	50,330
McBride PLC	14,770	30,897
Mears Group PLC	8,289	37,886
Melrose PLC	100,037	391,783
Michael Page International PLC	20,769	119,682
Micro Focus International PLC	24,502	233,224
Millennium & Copthorne Hotels PLC	13,381	105,066
Mitchells & Butlers PLC (I)	26,386	124,379
Mitie Group PLC	21,404	100,852
Moneysupermarket.com Group PLC	11,551	25,729
Morgan Crucible Company PLC	23,436	100,270
Mothercare PLC	6,928	24,369
MWB Group Holdings PLC (I)	11,618	890
N. Brown Group PLC	16,271	72,258
National Express Group PLC	34,580	117,426
NCC Group, Ltd.	4,161	62,376
Northgate PLC	1,332	5,183
Novae Group PLC	2,664	15,918
Optos PLC	3,748	11,916
Oxford Biomedica PLC	57,574	2,408
Oxford Instruments PLC	3,507	77,939
Pace PLC	26,281	67,605
PayPoint PLC	4,414	51,080
Pendragon PLC (I)	63,903	14,977
Persimmon PLC	26,100	320,622
Petropavlovsk PLC	20,453	135,627
Photo-Me International PLC	24,627	19,414
Premier Farnell PLC	47,494	132,165
Premier Foods PLC (I)	15,810	16,352
Premier Oil PLC (I)	25,504	148,204
Provident Financial PLC	11,386	252,822
Psion PLC	13,365	18,973
Punch Taverns PLC (I)	20,164	2,171
PZ Cussons PLC	15,640	75,872
QinetiQ PLC	59,423	182,037
Quintain Estates & Development PLC (I)	54,012	46,119
Rathbone Brothers PLC	4,853	104,135
Redrow PLC (I)	28,411	71,438
Renishaw PLC	2,747	73,299
Rentokil Initial PLC	61,337	80,732
Restaurant Group PLC	15,717	90,982
Ricardo PLC	418	2,604
Rightmove PLC	10,769	273,117
RM PLC	10,003	13,347
Rotork PLC	12,265	448,888
RPC Group PLC	19,465	134,088
RPS Group PLC	17,736	71,346
Salamander Energy PLC	13,282	43,004
Savills PLC	12,336	79,432
SDL PLC	13,797	148,225
Senior PLC	19,322	63,803
Shanks Group PLC	46,070	61,456
SIG PLC	20,810	33,311
Smiths News PLC	16,404	32,594
Soco International PLC	16,636	88,870
Southern Cross Healthcare, Ltd. (I)	15,726	1,587

231

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Spectris PLC	10,418	$290,882
Spirax-Sarco Engineering PLC	9,089	307,352
Spirent Communications PLC	60,917	152,073
Spirit Pub Company PLC	20,164	17,013
Sportech PLC	11,390	11,166
Sports Direct International PLC (I)	15,902	88,481
St James’s Place PLC	19,153	113,666
St. Modwen Properties PLC	14,271	45,909
Stagecoach Group PLC	24,940	113,256
Sthree PLC	8,144	37,444
STV Group PLC (I)	2,685	3,996
SuperGroup PLC	11	106
Synergy Health PLC	5,377	79,851
TalkTalk Telecom Group PLC	24,348	72,993
Taylor Wimpey PLC	241,540	212,401
Telecity Group PLC	16,984	245,841
Telecom Plus PLC	752	10,278
Thomas Cook Group PLC (I)	5,723	1,620
Topps Tiles PLC	15,591	11,584
Torotrak PLC	2,223	1,271
Tribal Group PLC	7,453	11,558
Trinity Mirror PLC (I)	6,673	5,468
TT electronics PLC	14,769	34,324
TUI Travel PLC	1,293	4,899
Tullett Prebon PLC	20,558	99,066
UK Mail Group PLC	2,825	12,032
Ultra Electronics Holdings PLC	5,588	139,355
Unite Group PLC	5,851	24,935
UTV Media PLC	14,284	30,002
Vectura Group PLC	29,652	41,427
Victrex PLC	5,831	124,720
Vitec Group PLC	1,430	16,528
Volex Group PLC	2,300	6,650
VP PLC	637	3,338
W.S. Atkins PLC	9,549	112,531
WH Smith PLC	11,284	117,919
William Hill PLC	51,239	262,607
Wilmington Group PLC	8,076	16,190
Wincanton PLC (I)	2,774	2,511
Wolfson Microelectronics PLC	12,200	39,388
Xaar PLC	156	625
Xchanging PLC (I)	19,640	36,247
Yule Catto & Company PLC	8,486	22,735

		19,997,516
United States - 0.3%
Argonaut Gold, Inc.	6,900	71,520
BNK Petroleum, Inc.	5,141	3,765
Boart Longyear, Ltd.	36,330	61,354
Golden Star Resources, Ltd. (L)	27,300	54,706
International Minerals Corp.	1,700	9,684
Tethys Petroleum, Ltd.	5,500	3,916
Thompson Creek Metals Company, Inc. (L)	11,493	32,734

		237,679

TOTAL COMMON STOCKS (Cost $106,186,160)		$94,596,505

RIGHTS - 0.0%
Raffles Education Corp. Ltd. (Expiration Date:
10/16/2012; Strike Price SGD 0.14)	15,238	$2,794
Straits Resources Ltd. (Expiration Date:
10/04/2012; Strike Price AUD .085)	40,711	42

TOTAL RIGHTS (Cost $0)		$2,836

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.0%
Seat Pagine Gialle SpA (Expiration
Date: 08/31/2014) (I)(N)	131,159	411

TOTAL WARRANTS (Cost $0)		$411

SECURITIES LENDING COLLATERAL - 4.1%
John Hancock Collateral
Investment Trust, 0.3462%	390,272	$3,906,073

TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,905,950)		$3,906,073

Total Investments (International Small Company Trust)
(Cost $110,092,110) - 103.9%		$98,505,825
Other assets and liabilities, net - (3.9%)		(3,726,193)

TOTAL NET ASSETS - 100.0%		$94,779,632

International Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.0%
Australia - 0.4%
Billabong International, Ltd. (L)	2,845,720	$3,897,102
Belgium - 0.7%
KBC Groep NV	305,456	7,370,103
Brazil - 1.1%
Petroleo Brasileiro SA, ADR, Class A (L)	169,500	3,740,865
Vale SA (Preference A Shares), ADR (L)	433,780	7,530,421

		11,271,286
Canada - 2.0%
Ensign Energy Services, Inc.	25,350	389,365
Suncor Energy, Inc.	271,800	8,941,117
Talisman Energy, Inc.	625,440	8,359,558
Trican Well Service, Ltd.	157,200	2,045,151

		19,735,191
China - 1.6%
China Telecom Corp., Ltd., H Shares	13,736,427	7,951,083
Shanghai Electric Group Company, Ltd.,
H Shares	11,136,000	3,945,008
Trina Solar, Ltd., ADR (I)(L)	806,806	3,695,171

		15,591,262
Denmark - 0.3%
Vestas Wind Systems A/S (I)(L)	425,733	3,029,585
France - 14.5%
AXA SA	1,192,211	17,815,111
BNP Paribas SA	615,926	29,438,448
Carrefour SA	594,210	12,353,578
France Telecom SA	843,243	10,194,092
GDF Suez (L)	174,840	3,918,222
Ipsen SA	181,158	4,420,033
Sanofi	328,513	28,064,612
Societe Generale SA (I)	474,043	13,520,843
Total SA	333,336	16,579,759
Vivendi SA	431,265	8,432,250

		144,736,948
Germany - 6.1%
Deutsche Lufthansa AG	686,720	9,327,778
E.ON AG	403,350	9,585,626
Kloeckner & Company SE (I)	455,830	4,364,500
Merck KGaA	60,520	7,469,545

232

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Muenchener Rueckversicherungs AG	119,887	$18,732,926
Siemens AG	116,271	11,611,039

		61,091,414
Hong Kong - 2.2%
China Mobile, Ltd.	817,000	9,059,151
First Pacific Company, Ltd.	2,374,000	2,573,478
Kingboard Chemical Holdings, Ltd.	4,146,500	9,882,531

		21,515,160
India - 1.4%
Reliance Industries, Ltd.	858,497	13,564,481
Ireland - 0.8%
CRH PLC	418,460	8,064,717
Italy - 1.5%
UniCredit SpA (I)	3,587,454	14,995,890
Japan - 4.6%
ITOCHU Corp. (L)	906,360	9,181,114
Mazda Motor Corp. (I)	3,531,000	4,112,608
NKSJ Holdings, Inc. (L)	495,800	9,699,152
Toyota Motor Corp. (L)	329,530	12,929,562
Trend Micro, Inc.	367,100	10,247,127

		46,169,563
Netherlands - 11.4%
Aegon NV	2,675,082	13,973,293
Akzo Nobel NV	182,230	10,322,284
ING Groep NV (I)	4,807,050	38,213,404
Koninklijke Philips Electronics NV	422,035	9,868,263
Randstad Holdings NV	276,880	9,227,816
Reed Elsevier NV	772,650	10,347,981
Royal Dutch Shell PLC, B Shares	591,786	21,048,813

		113,001,854
Norway - 4.5%
Statoil ASA	771,610	19,959,692
Telenor ASA	1,247,925	24,357,791

		44,317,483
Russia - 0.3%
Gazprom OAO, ADR	302,050	3,047,685
Gazprom OAO, ADR (London Exchange)	4,600	46,128

		3,093,813
Singapore - 2.4%
Flextronics International, Ltd. (I)	2,218,370	13,310,220
Singapore Telecommunications, Ltd.	3,917,000	10,197,047

		23,507,267
South Korea - 6.7%
KB Financial Group, Inc., ADR (L)	699,043	24,669,227
KIWOOM Securities Company, Ltd.	84,364	4,902,254
Korea Investment Holdings Company, Ltd.	145,600	5,164,246
POSCO	35,094	11,461,925
Samsung Electronics Company, Ltd.	16,862	20,300,702

		66,498,354
Spain - 1.3%
Telefonica SA	932,814	12,438,618
Sweden - 0.8%
Getinge AB, B Shares (I)	71,202	2,151,029
Telefonaktiebolaget LM Ericsson, B Shares	641,194	5,848,279

		7,999,308
Switzerland - 10.8%
Basilea Pharmaceutica (I)	36,130	1,826,605

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Credit Suisse Group AG	1,451,692	$30,873,741
Lonza Group AG	99,460	5,211,333
Noble Corp.	254,890	9,119,964
Novartis AG	168,620	10,320,623
Roche Holdings AG	112,172	20,954,339
Swiss Re, Ltd.	234,111	15,064,525
UBS AG	1,193,206	14,562,534

		107,933,664
Taiwan - 2.3%
Compal Electronics, Inc.	13,233,334	11,898,972
Compal Electronics, Inc., GDR (S)	2,123	9,542
Siliconware Precision Industries Company	9,912,000	10,896,100

		22,804,614
United Kingdom - 18.3%
Aviva PLC	3,617,500	18,692,841
BAE Systems PLC	2,091,561	11,010,761
BP PLC	1,840,025	12,987,263
Carillion PLC	1,520,420	6,671,668
G4S PLC	2,910,180	12,508,202
GlaxoSmithKline PLC	1,033,284	23,835,576
Hays PLC	7,322,723	9,145,718
Kingfisher PLC	2,938,370	12,555,886
Lloyds Banking Group PLC (I)	17,914,590	11,287,512
Man Group PLC	5,481,508	7,319,467
Marks & Spencer Group PLC	1,603,200	9,249,888
Premier Foods PLC (I)	630,014	651,593
Rexam PLC	988,700	6,961,484
Tesco PLC	4,151,390	22,274,827
Vodafone Group PLC	6,095,398	17,347,876

		182,500,562

TOTAL COMMON STOCKS (Cost $1,049,881,256)		$955,128,239

SECURITIES LENDING COLLATERAL - 3.8%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	3,813,684	38,169,635

TOTAL SECURITIES LENDING
COLLATERAL (Cost $38,167,930)		$38,169,635

SHORT-TERM INVESTMENTS - 3.4%
Time Deposits - 3.4%
Bank of Montreal, 0.080%, 07/03/2012	$17,000,000	$17,000,000
Royal Bank of Canada, 0.120%, 04/02/2012	17,000,000	17,000,000

		34,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $34,000,000)		$34,000,000

Total Investments (International Value Trust)
(cost $1,122,049,186) - 103.2%		$1,027,297,874
Other assets and liabilities, net - (3.2%)		(31,896,645)

TOTAL NET ASSETS - 100.0%		$995,401,229

233

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 36.9%
U.S. Government Agency - 7.6%
Federal Home Loan Mortgage Corp.
5.000%, 12/01/2034		$852,034	930,015
6.500%, 04/01/2029 to 08/01/2034		73,657	83,509
7.500%, 08/01/2025 to 05/01/2028		19,408	22,442
Federal National Mortgage Association
3.000%, TBA (C)		2,700,000	2,843,433
4.659%, 05/01/2013		462,891	470,977
5.500%, TBA (C)		12,100,000	13,264,624
6.000%, TBA (C)		100,000	110,445
Government National
Mortgage Association
4.000%, 11/15/2040 to 03/15/2042		10,733,891	11,843,149
6.000%, 12/15/2013 to 04/15/2035		149,014	167,463
6.500%, 06/15/2028 to 02/15/2035		92,249	105,642
7.000%, 11/15/2031 to 11/15/2033		584,706	675,826
8.000%, 07/15/2030		7,061	8,385

			30,525,910
U.S. Government - 29.3%
U.S. Treasury Bonds
3.125%, 11/15/2041		5,375,000	5,733,615
4.250%, 05/15/2039		2,475,000	3,211,313
4.375%, 11/15/2039 to 05/15/2041		5,858,000	7,756,901
4.625%, 02/15/2040 (D)		6,125,000	8,417,091
4.750%, 02/15/2041		1,643,300	2,306,012
6.250%, 08/15/2023 to 05/15/2030		5,750,000	8,783,593
U.S. Treasury Notes
0.250%, 02/15/2015		12,100,000	12,092,438
0.625%, 02/28/2013 (D)		3,075,000	3,081,125
0.875%, 02/28/2017 (D)		18,275,000	18,559,121
1.750%, 07/31/2015		10,700,000	11,134,688
1.875%, 09/30/2017		13,700,000	14,540,194
2.000%, 11/15/2021		4,975,000	5,195,378
2.125%, 08/15/2021		2,675,000	2,830,484
2.500%, 04/30/2015		700	740
4.000%, 02/15/2015		4,775,000	5,194,680
4.250%, 11/15/2014		7,900,000	8,565,946

			117,403,319

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $141,244,601)			$147,929,229

FOREIGN GOVERNMENT
OBLIGATIONS - 1.4%
Brazil - 0.8%
Federative Republic of Brazil
5.875%, 01/15/2019		680,000	846,600
Federative Republic of Brazil, Series B
6.000%, 08/15/2014	BRL	2,100,000	2,421,553

			3,268,153
Mexico - 0.4%
Government of Mexico
3.625%, 03/15/2022		$722,000	787,341
4.750%, 03/08/2044		554,000	616,325

			1,403,666
Qatar - 0.2%
Government of Qatar
4.000%, 01/20/2015 (S)		800,000	849,200

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $5,297,542)			$5,521,019

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 45.1%
Consumer Discretionary - 6.1%
Affinia Group, Inc.
10.750%, 08/15/2016 (S)	$12,000	$13,005
AMC Entertainment, Inc.
8.750%, 06/01/2019	45,000	49,613
AutoNation, Inc.
5.500%, 02/01/2020	80,000	85,400
Autozone, Inc.
3.700%, 04/15/2022	420,000	442,840
4.000%, 11/15/2020	810,000	884,173
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)	85,000	30,600
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017	25,000	26,875
CBS Corp.
3.375%, 03/01/2022	44,000	45,981
5.750%, 04/15/2020	385,000	462,986
8.875%, 05/15/2019	400,000	536,243
CCO Holdings LLC
5.250%, 09/30/2022	61,000	61,305
6.500%, 04/30/2021	140,000	149,800
6.625%, 01/31/2022	325,000	355,063
7.375%, 06/01/2020	110,000	122,788
8.125%, 04/30/2020	10,000	11,300
Choice Hotels International, Inc.
5.700%, 08/28/2020	6,000	6,480
5.750%, 07/01/2022	75,000	81,750
Clear Channel Worldwide Holdings, Inc.,
Series B
9.250%, 12/15/2017	20,000	21,550
Comcast Cable Communications LLC
8.500%, 05/01/2027	556,000	807,413
Comcast Corp.
5.700%, 05/15/2018	545,000	663,026
COX Communications, Inc.
5.875%, 12/01/2016 (S)	850,000	997,682
7.125%, 10/01/2012	532,000	532,000
8.375%, 03/01/2039 (S)	150,000	228,625
CSC Holdings, Inc.
7.625%, 07/15/2018	184,000	212,060
Daimler Finance North America LLC
8.500%, 01/18/2031	575,000	911,593
DIRECTV Holdings LLC
3.800%, 03/15/2022	760,000	782,275
4.750%, 10/01/2014	440,000	471,904
5.200%, 03/15/2020	215,000	244,459
DISH DBS Corp.
5.875%, 07/15/2022 (S)	270,000	276,750
6.750%, 06/01/2021	281,000	306,290
Ford Motor Company
7.450%, 07/16/2031	230,000	286,063
Ford Motor Credit Company LLC
2.750%, 05/15/2015	1,175,000	1,198,308
Home Depot, Inc.
5.875%, 12/16/2036	550,000	725,553
Lamar Media Corp.
5.875%, 02/01/2022	30,000	31,950
Liberty Interactive LLC
8.250%, 02/01/2030	128,000	135,040
Limited Brands, Inc.
5.625%, 02/15/2022	205,000	220,888
7.000%, 05/01/2020	95,000	107,825
Macy’s Retail Holdings, Inc.
5.875%, 01/15/2013	1,201,000	1,217,129
6.900%, 04/01/2029	419,000	494,771

234

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Mediacom Broadband LLC
8.500%, 10/15/2015	$78,000	$79,232
MGM Resorts International
9.000%, 03/15/2020	10,000	11,163
10.375%, 05/15/2014	5,000	5,625
11.125%, 11/15/2017	5,000	5,531
National CineMedia LLC
6.000%, 04/15/2022 (S)	30,000	31,650
NBCUniversal Media LLC
2.875%, 01/15/2023	730,000	728,664
5.150%, 04/30/2020	500,000	592,656
NetFlix, Inc.
8.500%, 11/15/2017	45,000	47,925
News America, Inc.
6.150%, 02/15/2041	310,000	386,373
7.750%, 01/20/2024	622,000	801,104
7.850%, 03/01/2039	325,000	436,445
PVH Corp.
7.375%, 05/15/2020	75,000	84,750
Quebecor Media, Inc.
7.750%, 03/15/2016	48,000	49,440
QVC, Inc.
5.125%, 07/02/2022 (S)	10,000	10,538
7.500%, 10/01/2019 (S)	90,000	99,591
Sally Holdings LLC
5.750%, 06/01/2022	75,000	79,875
Service Corp. International
7.375%, 10/01/2014	10,000	11,000
7.625%, 10/01/2018	20,000	23,700
Sinclair Television Group, Inc.
9.250%, 11/01/2017 (S)	15,000	16,613
Sotheby’s
5.250%, 10/01/2022 (S)	105,000	106,838
Starz LLC / Starz Finance Corp.
5.000%, 09/15/2019 (S)	30,000	30,600
TCI Communications, Inc.
8.750%, 08/01/2015	692,000	836,642
Time Warner Cable, Inc.
4.000%, 09/01/2021	305,000	336,364
4.500%, 09/15/2042	945,000	943,661
5.875%, 11/15/2040	210,000	247,240
8.250%, 02/14/2014	205,000	225,625
Time Warner, Inc.
7.700%, 05/01/2032	1,298,000	1,824,535
TRW Automotive, Inc.
7.250%, 03/15/2017 (S)	155,000	177,088
Viacom, Inc.
1.250%, 02/27/2015	315,000	318,317
5.625%, 09/15/2019	500,000	601,443
6.875%, 04/30/2036	450,000	594,946
Videotron Ltee
5.000%, 07/15/2022	115,000	120,175
9.125%, 04/15/2018	25,000	26,938
Wynn Las Vegas LLC
7.750%, 08/15/2020	275,000	305,938

		24,437,581
Consumer Staples - 3.7%
Altria Group, Inc.
2.850%, 08/09/2022	425,000	424,122
9.250%, 08/06/2019	122,000	173,257
9.700%, 11/10/2018	360,000	515,756
10.200%, 02/06/2039	300,000	514,585
Anheuser-Busch InBev Worldwide, Inc.
1.375%, 07/15/2017	1,761,000	1,782,921

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Anheuser-Busch InBev
Worldwide, Inc. (continued)
8.200%, 01/15/2039	$370,000	$618,839
Cargill, Inc.
4.307%, 05/14/2021 (S)	1,000,000	1,109,436
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	950,000	979,362
ConAgra Foods, Inc.
1.350%, 09/10/2015	265,000	266,847
Constellation Brands, Inc.
4.625%, 03/01/2023	10,000	10,200
7.250%, 09/01/2016 to 05/15/2017	320,000	372,475
CVS Caremark Corp.
6.250%, 06/01/2027	210,000	275,379
6.600%, 03/15/2019	300,000	383,449
CVS Pass-Through Trust
6.943%, 01/10/2030	518,471	631,581
General Mills, Inc.
5.650%, 02/15/2019	225,000	273,349
Kraft Foods Group, Inc.
3.500%, 06/06/2022 (S)	620,000	655,248
Kraft Foods, Inc.
6.500%, 02/09/2040	280,000	379,716
6.875%, 01/26/2039	445,000	612,336
Lorillard Tobacco Company
8.125%, 06/23/2019	220,000	283,757
Molson Coors Brewing Company
3.500%, 05/01/2022	170,000	180,169
PepsiCo, Inc.
7.900%, 11/01/2018	107,000	145,099
Pernod-Ricard SA
5.750%, 04/07/2021 (S)	1,136,000	1,351,824
Revlon Consumer Products Corp.
9.750%, 11/15/2015	25,000	26,438
Reynolds American, Inc.
7.250%, 06/01/2013	295,000	307,242
Reynolds Group Issuer, Inc.
6.875%, 02/15/2021	385,000	406,175
SABMiller Holdings, Inc.
2.450%, 01/15/2017 (S)	760,000	795,092
Wal-Mart Stores, Inc.
6.500%, 08/15/2037	1,000,000	1,434,292

		14,908,946
Energy - 3.8%
Alpha Natural Resources, Inc.
6.000%, 06/01/2019	16,000	13,360
6.250%, 06/01/2021	11,000	9,158
Anadarko Petroleum Corp.
6.375%, 09/15/2017	30,000	36,176
6.450%, 09/15/2036	640,000	793,770
Antero Resources Finance Corp.
9.375%, 12/01/2017	20,000	22,100
BP Capital Markets PLC
1.846%, 05/05/2017	295,000	301,396
Burlington Resources Finance Company
7.400%, 12/01/2031	541,000	794,094
ConocoPhillips
5.900%, 05/15/2038	200,000	266,865
CONSOL Energy, Inc.
8.000%, 04/01/2017	25,000	26,125
8.250%, 04/01/2020	25,000	26,188
Continental Resources, Inc.
5.000%, 09/15/2022	180,000	187,650

235

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
El Paso Corp.
6.500%, 09/15/2020	$265,000	$297,564
7.000%, 06/15/2017	560,000	642,734
El Paso Natural Gas Company
5.950%, 04/15/2017	85,000	97,860
Energy Transfer Equity LP
7.500%, 10/15/2020	360,000	408,600
EP Energy LLC
6.875%, 05/01/2019 (S)	45,000	48,150
Gazprom Neft OAO
4.375%, 09/19/2022 (S)	1,175,000	1,188,377
Harvest Operations Corp.
6.875%, 10/01/2017	165,000	180,675
Hornbeck Offshore Services, Inc.
5.875%, 04/01/2020	165,000	168,300
Kinder Morgan Energy Partners LP
6.850%, 02/15/2020	1,045,000	1,312,714
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	291,000	315,466
MarkWest Energy Partners LP
5.500%, 02/15/2023	10,000	10,475
Newfield Exploration Company
5.625%, 07/01/2024	60,000	66,600
5.750%, 01/30/2022	45,000	50,288
6.875%, 02/01/2020	140,000	153,650
7.125%, 05/15/2018	130,000	137,150
Nexen, Inc.
6.200%, 07/30/2019	515,000	623,997
7.500%, 07/30/2039	125,000	178,335
Peabody Energy Corp.
6.500%, 09/15/2020	421,000	430,473
7.375%, 11/01/2016	60,000	67,950
Petrobras International Finance Company
3.875%, 01/27/2016	740,000	782,902
5.375%, 01/27/2021	1,175,000	1,324,226
5.750%, 01/20/2020	725,000	826,504
6.750%, 01/27/2041	196,000	243,538
Pioneer Natural Resources Company
6.650%, 03/15/2017	115,000	136,541
6.875%, 05/01/2018	150,000	182,162
Pride International, Inc.
6.875%, 08/15/2020	20,000	25,323
Range Resources Corp.
5.000%, 08/15/2022	20,000	21,100
5.750%, 06/01/2021	40,000	43,000
6.750%, 08/01/2020	25,000	27,500
7.500%, 10/01/2017	50,000	52,000
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.500%, 09/30/2014 (S)	395,000	427,260
Transocean, Inc.
2.500%, 10/15/2017	210,000	211,214
4.950%, 11/15/2015	800,000	875,826
Valero Energy Corp.
8.750%, 06/15/2030	403,000	512,541
Williams Partners LP
3.350%, 08/15/2022	805,000	823,075

		15,370,952
Financials - 19.1%
AIG Retirement Services, Inc.
8.125%, 04/28/2023	865,000	1,084,495
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	205,000	238,459

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
American Express Centurion Bank
6.000%, 09/13/2017	$950,000	$1,152,630
American International Group, Inc.
2.375%, 08/24/2015	290,000	293,094
4.875%, 09/15/2016	600,000	669,868
5.450%, 05/18/2017	95,000	108,338
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)	680,000	777,696
Bank of America Corp.
5.000%, 05/13/2021	225,000	247,368
5.625%, 07/01/2020	945,000	1,077,799
5.700%, 01/24/2022	600,000	704,893
5.750%, 12/01/2017	600,000	690,490
5.875%, 01/05/2021	1,500,000	1,730,865
Bank One Michigan
8.250%, 11/01/2024	1,730,000	2,342,131
Barclays Bank PLC
6.050%, 12/04/2017 (S)	950,000	1,022,493
Brandywine Operating Partnership LP
4.950%, 04/15/2018	400,000	429,838
5.700%, 05/01/2017	825,000	919,483
Capital One Financial Corp.
6.150%, 09/01/2016	950,000	1,084,618
CIT Group, Inc.
5.250%, 03/15/2018	140,000	150,150
Citigroup, Inc.
2.250%, 08/07/2015	150,000	152,288
4.450%, 01/10/2017	680,000	747,043
4.875%, 05/07/2015	614,000	652,979
5.375%, 08/09/2020	440,000	508,791
6.125%, 11/21/2017 to 08/25/2036	2,060,000	2,355,142
6.875%, 03/05/2038	365,000	480,202
8.500%, 05/22/2019	850,000	1,124,310
Credit Acceptance Corp.
9.125%, 02/01/2017	120,000	132,300
Discover Financial Services
6.450%, 06/12/2017	885,000	1,004,911
Duke Realty LP
6.750%, 03/15/2020	340,000	408,596
DuPont Fabros Technology LP
8.500%, 12/15/2017	155,000	170,888
Equity One, Inc.
6.000%, 09/15/2017	400,000	450,752
Everest Reinsurance Holdings, Inc.,
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037	1,475,000	1,500,813
Farmers Exchange Capital
7.050%, 07/15/2028 (S)	525,000	637,768
General Electric Capital Corp.
2.300%, 04/27/2017	800,000	822,530
3.150%, 09/07/2022	710,000	711,583
4.650%, 10/17/2021	2,175,000	2,438,207
5.625%, 05/01/2018	500,000	589,794
5.875%, 01/14/2038	680,000	811,247
General Electric Capital Corp., (6.250% to
12/15/22, then 3 month
LIBOR + 4.704%)
12/15/2049	400,000	422,212
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	390,000	448,988
HCP, Inc.
3.750%, 02/01/2019	155,000	162,522

236

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
HCP, Inc. (continued)
5.650%, 12/15/2013	$450,000	$474,969
7.072%, 06/08/2015	433,000	488,110
Health Care REIT, Inc.
5.250%, 01/15/2022	781,000	879,651
Host Hotels & Resorts LP
6.000%, 11/01/2020	315,000	348,075
HSBC Holdings PLC
5.100%, 04/05/2021	395,000	456,415
6.800%, 06/01/2038	355,000	433,896
HSBC USA, Inc.
2.375%, 02/13/2015	560,000	576,486
9.500%, 04/15/2014	865,000	957,513
ING US, Inc.
5.500%, 07/15/2022 (S)	120,000	125,211
International Lease Finance Corp.
5.650%, 06/01/2014	110,000	115,236
5.750%, 05/15/2016	450,000	477,187
5.875%, 04/01/2019	615,000	652,182
6.250%, 05/15/2019	50,000	53,750
6.375%, 03/25/2013	106,000	108,120
6.500%, 09/01/2014 (S)	20,000	21,500
6.625%, 11/15/2013	25,000	26,125
6.750%, 09/01/2016 (S)	25,000	28,094
7.125%, 09/01/2018 (S)	20,000	23,300
8.625%, 09/15/2015	25,000	28,469
Jackson National Life Insurance Company
8.150%, 03/15/2027 (S)	648,000	802,268
JPMorgan Chase & Company
3.250%, 09/23/2022	735,000	739,142
4.250%, 10/15/2020	510,000	557,337
4.350%, 08/15/2021	890,000	981,156
6.000%, 01/15/2018	770,000	918,256
Kimco Realty Corp.
5.584%, 11/23/2015	410,000	452,421
6.875%, 10/01/2019	560,000	686,722
Lazard Group LLC
6.850%, 06/15/2017	1,040,000	1,173,989
Liberty Property LP
6.625%, 10/01/2017	210,000	250,359
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	550,000	812,321
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017	1,500,000	1,745,418
7.750%, 05/14/2038	300,000	377,135
MetLife, Inc.
1.756%, 12/15/2017	385,000	388,051
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (S)	1,050,000	1,117,864
5.125%, 04/10/2013 (S)	535,000	547,891
Morgan Stanley
4.750%, 03/22/2017	705,000	756,026
6.250%, 08/28/2017	1,320,000	1,497,793
6.375%, 07/24/2042	590,000	650,533
6.625%, 04/01/2018	1,225,000	1,407,780
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)	615,000	742,763
9.375%, 08/15/2039 (S)	250,000	342,413
Nordea Bank AB
2.250%, 03/20/2015 (S)	325,000	330,882
4.875%, 05/13/2021 (S)	575,000	604,016
PNC Funding Corp.
5.625%, 02/01/2017	1,100,000	1,266,613

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Principal Life Global Funding I
6.125%, 10/15/2033 (S)	$497,000	$586,671
ProLogis LP
6.125%, 12/01/2016	505,000	576,749
7.500%, 06/30/2018	364,000	440,018
Provident Funding Associates LP
10.250%, 04/15/2017 (S)	80,000	86,000
Realty Income Corp.
6.750%, 08/15/2019	410,000	500,936
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	550,000	556,618
SLM Corp.
4.625%, 09/25/2017	225,000	228,291
6.000%, 01/25/2017	85,000	92,544
6.250%, 01/25/2016	936,000	1,015,560
7.250%, 01/25/2022	55,000	61,600
8.000%, 03/25/2020	10,000	11,550
8.450%, 06/15/2018	150,000	175,723
Sovereign Bank
8.750%, 05/30/2018	250,000	287,273
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	1,471,000	1,667,142
SunTrust Banks, Inc.
3.600%, 04/15/2016	705,000	753,323
The Bear Stearns Companies LLC
6.400%, 10/02/2017	85,000	102,222
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	410,000	452,095
5.375%, 03/15/2020	180,000	200,911
5.750%, 01/24/2022	1,700,000	1,958,621
6.750%, 10/01/2037	1,530,000	1,640,691
7.500%, 02/15/2019	231,000	286,529
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	700,000	743,804
UBS AG
7.625%, 08/17/2022	485,000	507,202
UDR, Inc.
6.050%, 06/01/2013	500,000	515,953
US Bancorp
7.500%, 06/01/2026	1,624,000	2,062,511
Ventas Realty LP
4.750%, 06/01/2021	575,000	632,075
Wachovia Bank NA
6.919%, 12/15/2036	500,000	654,266
Wells Fargo & Company
2.100%, 05/08/2017	625,000	646,758
3.676%, 06/15/2016	700,000	762,097
4.950%, 10/16/2013	1,130,000	1,178,877
Wells Fargo & Company, Series K (7.980%
to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/29/2049 (Q)	70,000	80,413
Weyerhaeuser Company
7.950%, 03/15/2025	260,000	307,184

		76,654,219
Health Care - 3.0%
Alere, Inc.
9.000%, 05/15/2016	35,000	37,363
AmerisourceBergen Corp.
5.875%, 09/15/2015	1,260,000	1,439,774
Amgen, Inc.
3.875%, 11/15/2021	1,090,000	1,171,499
6.400%, 02/01/2039	345,000	434,378

237

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Bio-Rad Laboratories, Inc.
8.000%, 09/15/2016	$15,000	$16,425
Biomet, Inc.
10.000%, 10/15/2017	10,000	10,550
BioScrip, Inc.
10.250%, 10/01/2015	15,000	16,163
Cigna Corp.
4.000%, 02/15/2022	585,000	630,681
Community Health Systems, Inc.
5.125%, 08/15/2018	51,000	52,913
Express Scripts Holding Company
2.100%, 02/12/2015 (S)	1,575,000	1,615,718
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	15,000	15,975
5.875%, 01/31/2022 (S)	11,000	11,770
Fresenius Medical Care US Finance, Inc.
6.500%, 09/15/2018 (S)	10,000	11,275
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	45,000	51,863
HCA, Inc.
5.875%, 03/15/2022	150,000	162,563
6.375%, 01/15/2015	15,000	16,163
6.500%, 02/15/2020	365,000	406,063
8.500%, 04/15/2019	125,000	140,938
Hologic, Inc.
6.250%, 08/01/2020 (S)	10,000	10,600
Medco Health Solutions, Inc.
7.125%, 03/15/2018	415,000	521,198
Pfizer, Inc.
6.200%, 03/15/2019	1,030,000	1,312,439
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	775,000	973,166
Tenet Healthcare Corp.
6.250%, 11/01/2018	330,000	363,825
8.875%, 07/01/2019	150,000	169,500
Watson Pharmaceuticals, Inc.
3.250%, 10/01/2022	480,000	486,269
WellPoint, Inc.
4.650%, 01/15/2043	720,000	730,502
5.850%, 01/15/2036	400,000	464,158
7.000%, 02/15/2019	485,000	605,127

		11,878,858
Industrials - 2.0%
Air Lease Corp.
4.500%, 01/15/2016 (S)	105,000	105,000
BE Aerospace, Inc.
5.250%, 04/01/2022	236,000	245,440
6.875%, 10/01/2020	50,000	55,500
Bombardier, Inc.
7.500%, 03/15/2018 (S)	145,000	164,213
7.750%, 03/15/2020 (S)	75,000	86,063
Case New Holland, Inc.
7.750%, 09/01/2013	35,000	36,619
7.875%, 12/01/2017	420,000	492,450
Clean Harbors, Inc.
5.250%, 08/01/2020 (S)	66,000	67,980
CNH America LLC
7.250%, 01/15/2016	30,000	33,675
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	200,322	218,351
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	323,387	349,258

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	$13,680	$15,253
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 04/19/2022	4,770	5,020
Continental Airlines 2012-2 Class A Pass
Thru Certificates
4.000%, 10/29/2024	680,000	696,150
Crown Americas LLC
6.250%, 02/01/2021	235,000	262,025
Deluxe Corp.
7.375%, 06/01/2015	110,000	111,925
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	1,200,000	1,364,696
Esterline Technologies Corp.
7.000%, 08/01/2020	45,000	49,950
Huntington Ingalls Industries, Inc.
6.875%, 03/15/2018	16,000	17,340
7.125%, 03/15/2021	161,000	173,276
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)	1,060,000	1,124,542
Marquette Transportation Company
10.875%, 01/15/2017	30,000	31,575
Masco Corp.
6.500%, 08/15/2032	110,000	114,011
7.125%, 03/15/2020	125,000	142,315
7.750%, 08/01/2029	130,000	137,439
Meritor, Inc.
8.125%, 09/15/2015	25,000	26,250
10.625%, 03/15/2018	30,000	31,650
Owens Corning
9.000%, 06/15/2019	15,000	18,881
Southwest Airlines Company 2007-1 Pass
Through Trust
6.150%, 08/01/2022	613,654	694,963
Textron, Inc.
7.250%, 10/01/2019	380,000	448,528
UR Merger Sub Corp.
5.750%, 07/15/2018 (S)	25,000	26,406
10.875%, 06/15/2016	15,000	16,688
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	70,158	74,543
Waste Management, Inc.
6.375%, 03/11/2015	375,000	421,909

		7,859,884
Information Technology - 0.2%
Anixter, Inc.
5.625%, 05/01/2019	30,000	31,350
Audatex North America, Inc.
6.750%, 06/15/2018 (S)	50,000	53,375
Equinix, Inc.
8.125%, 03/01/2018	45,000	49,950
Fidelity National Information Services, Inc.
5.000%, 03/15/2022	135,000	139,388
7.625%, 07/15/2017	15,000	16,425
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	80,000	85,600
Jabil Circuit, Inc.
5.625%, 12/15/2020	35,000	37,450
Mantech International Corp.
7.250%, 04/15/2018	20,000	21,100

238

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
NCR Corp.
5.000%, 07/15/2022 (S)	$20,000	$20,200
Seagate HDD Cayman
6.875%, 05/01/2020	110,000	117,288
7.000%, 11/01/2021	310,000	331,700

		903,826
Materials - 1.2%
Agrium, Inc.
7.125%, 05/23/2036	475,000	642,577
ArcelorMittal
6.500%, 02/25/2022	385,000	379,293
Ball Corp.
5.000%, 03/15/2022	70,000	73,325
6.750%, 09/15/2020	80,000	88,000
Celanese US Holdings LLC
6.625%, 10/15/2018	30,000	32,850
CF Industries, Inc.
7.125%, 05/01/2020	45,000	56,475
Clearwater Paper Corp.
7.125%, 11/01/2018	40,000	43,500
Corp Nacional del Cobre de Chile
6.375%, 11/30/2012 (S)	335,000	337,761
Fibria Overseas Finance, Ltd.
7.500%, 05/04/2020 (S)	300,000	327,000
FMG Resources August 2006 Pty, Ltd.
6.000%, 04/01/2017 (S)	550,000	511,500
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	45,000	52,752
Neenah Paper, Inc.
7.375%, 11/15/2014	20,000	20,150
Nufarm Australia, Ltd.
6.375%, 10/15/2019 (S)	80,000	80,000
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	240,000	275,400
PH Glatfelter Company
5.375%, 10/15/2020 (S)	15,000	15,150
Rock-Tenn Company
3.500%, 03/01/2020 (S)	15,000	15,163
4.000%, 03/01/2023 (S)	105,000	106,038
Silgan Holdings, Inc.
5.000%, 04/01/2020	305,000	319,106
The Dow Chemical Company
4.250%, 11/15/2020	200,000	220,096
5.900%, 02/15/2015	800,000	891,287
Vale Canada, Ltd.
5.700%, 10/15/2015	217,000	238,442

		4,725,865
Telecommunication Services - 2.5%
America Movil SAB de CV
3.125%, 07/16/2022	635,000	654,521
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	952,000	1,099,890
AT&T, Inc.
5.500%, 02/01/2018	140,000	169,872
6.300%, 01/15/2038	1,375,000	1,807,039
CenturyLink, Inc.
5.800%, 03/15/2022	300,000	326,516
Cricket Communications, Inc.
7.750%, 05/15/2016	345,000	363,975
eAccess, Ltd.
8.250%, 04/01/2018 (S)	25,000	22,750
Frontier Communications Corp.
8.250%, 04/15/2017	115,000	130,525

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
GTE Corp.
8.750%, 11/01/2021	$515,000	$734,401
Intelsat Jackson Holdings SA
8.500%, 11/01/2019	25,000	28,250
Qwest Communications International, Inc.
8.000%, 10/01/2015	40,000	41,787
SBA Telecommunications, Inc.
5.750%, 07/15/2020 (S)	21,000	22,050
8.250%, 08/15/2019	49,000	54,758
SBA Tower Trust
2.933%, 12/15/2017 (S)	520,000	534,631
Sorenson Communications, Inc.
10.500%, 02/01/2015 (S)	5,000	4,388
Sprint Nextel Corp.
7.000%, 03/01/2020 (S)	75,000	84,000
9.000%, 11/15/2018 (S)	80,000	96,000
Telecom Italia Capital SA
5.250%, 11/15/2013	250,000	257,813
6.000%, 09/30/2034	347,000	307,095
Telefonica Emisiones SAU
7.045%, 06/20/2036	575,000	560,625
TW Telecom Holdings, Inc.
5.375%, 10/01/2022 (S)	30,000	30,600
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	150,000	159,000
Verizon Wireless Capital LLC
5.550%, 02/01/2014	1,295,000	1,377,564
Vivendi SA
2.400%, 04/10/2015 (S)	725,000	734,627
Windstream Corp.
7.875%, 11/01/2017	365,000	407,888
8.125%, 09/01/2018	60,000	64,800

		10,075,365
Utilities - 3.5%
AmeriGas Finance LLC
6.750%, 05/20/2020	145,000	154,788
7.000%, 05/20/2022	25,000	26,938
AmeriGas Partners LP
6.500%, 05/20/2021	65,000	68,250
Calpine Corp.
7.500%, 02/15/2021	190,000	205,200
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	400,000	484,515
CenterPoint Energy, Inc.
6.500%, 05/01/2018	165,000	198,141
Centrais Eletricas Brasileiras SA
5.750%, 10/27/2021 (S)	490,000	545,125
Commonwealth Edison Company
5.950%, 08/15/2016	400,000	470,626
Dominion Resources, Inc.
1.400%, 09/15/2017	175,000	175,526
6.400%, 06/15/2018	870,000	1,085,476
7.000%, 06/15/2038	425,000	614,573
DPL, Inc.
7.250%, 10/15/2021 (S)	355,000	404,700
Duke Energy Corp.
5.650%, 06/15/2013	1,300,000	1,346,423
Edison International
3.750%, 09/15/2017	495,000	531,829
Exelon Generation Company LLC
4.250%, 06/15/2022 (S)	1,075,000	1,137,700
Ferrellgas LP
6.500%, 05/01/2021	175,000	169,313

239

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Georgia Power Company
5.250%, 12/15/2015	$250,000	$285,435
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	15,000	16,688
Nevada Power Company
6.500%, 08/01/2018	450,000	573,452
Northern States Power Company
6.500%, 03/01/2028	433,000	561,997
Ohio Edison Company
6.875%, 07/15/2036	450,000	592,493
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	395,000	516,117
Progress Energy, Inc.
7.000%, 10/30/2031	270,000	357,547
Puget Sound Energy, Inc.
5.757%, 10/01/2039	440,000	583,853
7.000%, 03/09/2029	346,000	459,786
Sierra Pacific Power Company
6.000%, 05/15/2016	425,000	496,375
Southern California Edison Company
6.000%, 01/15/2034	519,000	688,409
The AES Corp.
8.000%, 06/01/2020	175,000	203,438
Union Electric Company
3.900%, 09/15/2042	800,000	820,198
Wisconsin Energy Corp.
6.200%, 04/01/2033	217,000	281,262

		14,056,173

TOTAL CORPORATE BONDS (Cost $162,679,501)		$180,871,669

CAPITAL PREFERRED SECURITIES - 0.4%
Financials - 0.4%
ACE Capital Trust II , 9.700%, 04/01/2030	752,000	1,077,240
Capital One Capital IV (6.745% to
02/17/2032, then 1 month
LIBOR + 1.170%) 02/17/2037	400,000	402,500

		1,479,740

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,383,627)		$1,479,740

CONVERTIBLE BONDS - 0.0%
Telecommunication Services - 0.0%
Leap Wireless International, Inc.
4.500%, 07/15/2014	50,000	47,625

TOTAL CONVERTIBLE BONDS (Cost $45,884)		$47,625

MUNICIPAL BONDS - 3.8%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	340,000	482,429
City of Chicago (Illinois)
6.845%, 01/01/2038	990,000	1,140,252
Illinois State Toll Highway Authority
6.184%, 01/01/2034	945,000	1,211,518
Irvine Ranch Water District Joint Powers
Agency (California) 2.605%, 03/15/2014	900,000	928,233
Los Angeles Unified School District
(California) 5.750%, 07/01/2034	1,000,000	1,177,860
Louisiana Local Government
Environmental Facilities & Communities
Development Authority
2.470%, 02/01/2019	1,475,000	1,492,199
Maryland State Transportation Authority
5.888%, 07/01/2043	290,000	390,819

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
New Jersey State Turnpike Authority
7.414%, 01/01/2040	$865,000	$1,287,501
North Texas Tollway Authority
6.718%, 01/01/2049	705,000	970,313
Port Authority of New York & New Jersey
(New York) 6.040%, 12/01/2029	400,000	514,604
State of California
7.600%, 11/01/2040	75,000	104,111
7.550%, 04/01/2039	650,000	887,185
7.300%, 10/01/2039	925,000	1,231,638
State of Illinois 5.665%, 03/01/2018	960,000	1,083,706
The Ohio State University
4.800%, 06/01/2111	196,000	225,096
University of California
5.770%, 05/15/2043	660,000	813,311
University of Missouri 5.960%, 11/01/2039	940,000	1,243,846

TOTAL MUNICIPAL BONDS (Cost $12,349,585)		$15,184,621

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.7%
Commercial & Residential - 3.7%
American Tower Trust, Series 2007-1A,
Class AFX 5.420%, 04/15/2037 (S)	880,000	926,078
Banc of America Merrill Lynch
Commercial Mortgage, Inc.,
Series 2007-4, Class A4
5.920%, 02/10/2051 (P)	1,030,000	1,217,186
Bear Stearns Commercial
Mortgage Securities
Series 2006-PW14, Class A4,
5.201%, 12/11/2038	1,210,000	1,394,352
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	335,000	389,221
Series 2007-PW16, Class A4,
5.906%, 06/11/2040 (P)	1,030,000	1,215,045
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4,
Class AJ 5.398%, 12/11/2049 (P)	360,000	194,422
Commercial Mortgage Pass Through
Certificates, Series 2010-C1, Class A3
4.205%, 07/10/2046 (S)	715,000	815,279
DBUBS Mortgage Trust,
Series 2011-LC1A, Class A3
5.002%, 11/10/2046 (S)	1,040,000	1,241,792
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	570,725	697,453
GS Mortgage Securities Corp. II,
Series 2011-GC3, Class A4
4.753%, 03/10/2044 (S)	1,060,000	1,248,810
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2006-CB14,
Class A4 5.481%, 12/12/2044 (P)	1,500,000	1,690,851
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
6.064%, 06/15/2038 (P)	1,030,000	1,190,280
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.847%, 05/12/2039 (P)	500,000	575,492
Morgan Stanley Capital I, Series 2007-T27,
Class A4 5.823%, 06/11/2042 (P)	150,000	177,441
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	746,000	879,464

240

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class E
4.958%, 08/10/2049 (P)(S)	$410,000	$248,973
WFRBS Commercial Mortgage Trust
Series 2011-C2, Series A4,
4.869%, 02/15/2044 (P)(S)	585,000	686,814
Series 2011-C4, Class F,
5.000%, 06/15/2044 (P)(S)	200,000	143,238
U.S. Government Agency - 0.0%
Government National Mortgage
Association, Series 2006-38, Class XS
IO 7.029%, 09/16/2035 (P)	245,947	60,908

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $13,839,032)		$14,993,099

ASSET BACKED SECURITIES - 3.3%
Ally Master Owner Trust
Series 2011-4, Class A2,
1.540%, 09/15/2016	1,335,000	1,352,139
Series 2010-3, Class B,
3.470%, 04/15/2015 (S)	675,000	679,346
Avis Budget Rental Car
Funding AESOP LLC
Series 2009-2A, Class A,
5.680%, 02/20/2014 (S)	1,050,000	1,062,209
Series 2009-1A, Class A,
9.310%, 10/20/2013 (S)	91,667	92,141
Bank of America Auto Trust,
Series 2010-2, Class A4
1.940%, 06/15/2017	800,000	810,446
CarNow Auto Receivables Trust,
Series 2012-1A, Class A
2.090%, 01/15/2015 (S)	152,901	152,972
CPS Auto Trust, Series 2012-C, Class A
1.820%, 12/16/2019 (S)	420,000	422,153
Credit Acceptance Auto Loan Trust,
Series 2012-1A, Class B
3.120%, 03/16/2020 (S)	445,000	449,057
First Investors Auto Owner Trust,
Series 2012-1A, Class A2
1.960%, 11/15/2017 (S)	426,675	432,658
Ford Credit Auto Lease Trust,
Series 2012-A, Class B
1.610%, 10/15/2016 (S)	885,000	891,054
Ford Credit Auto Owner Trust,
Series 2009-E, Class A3
1.510%, 01/15/2014	38,485	38,520
Hertz Vehicle Financing LLC
Series 2010-1A, Class A2,
3.740%, 02/25/2017 (S)	1,095,000	1,185,489
Series 2009-2A, Class A1,
4.260%, 03/25/2014 (S)	285,000	287,969
Huntington Auto Trust, Series 2012-1,
Class B 1.710%, 08/15/2017	291,000	296,168
LCM LP, Series 8A, Class A
2.055%, 01/14/2021 (P)(S)	1,100,000	1,106,225
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.530%, 06/01/2015	76,714	78,341
Prestige Auto Receivables Trust,
Series 2012-1, Class B
2.490%, 04/16/2018 (S)	336,000	341,533

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust
Series 2010-2, Class A3,
1.240%, 02/17/2014	$575,812	$576,474
Series 2012-5, Class B,
1.560%, 08/15/2018	550,000	551,459
Series 2011-1, Class B,
2.350%, 11/16/2015	945,000	959,849
Saxon Asset Securities Trust,
Series 2006-3, Class A3
0.387%, 10/25/2046 (P)	800,000	480,266
Securitized Asset Backed
Receivables LLC, Series 2006-HE1,
Class A2B 0.307%, 07/25/2036 (P)	1,096,729	440,255
SNAAC Auto Receivables Trust,
Series 2012-1A, Class A
1.780%, 06/15/2016 (S)	237,606	238,046
Volvo Financial Equipment LLC,
Series 2012-1A, Class B
1.510%, 08/15/2017 (S)	176,000	178,085

TOTAL ASSET BACKED SECURITIES (Cost $12,871,429)		$13,102,854

SHORT-TERM INVESTMENTS - 8.3%
Repurchase Agreement - 8.3%
Deutsche Bank Tri-Party Repurchase
Agreement dated 09/28/2012 at 0.250%
to be repurchased at $12,800,267 on
10/01/2012, collateralized by
$11,685,407 Government National
Mortgage Association, 3.500% - 5.500%
due 01/15/2035 - 09/15/2042 (valued at
$13,013,447, including interest)	12,800,000	12,800,000
UBS Warburg Tri-Party Repurchase
Agreement dated 09/28/2012 at 0.200%
to be repurchased at $20,600,343 on
10/01/2012, collateralized by
$19,373,270 General National Mortgage
Association, 4.000% - 4.500% due
05/20/2026 - 07/20/2042 (valued at
$20,952,884, including interest)	20,600,000	20,600,000

		33,400,000

TOTAL SHORT-TERM INVESTMENTS (Cost $33,400,000)		$33,400,000

Total Investments (Investment Quality Bond Trust)
(Cost $383,111,201) - 102.9%		$412,529,856
Other assets and liabilities, net - (2.9%)		(11,495,356)

TOTAL NET ASSETS - 100.0%		$401,034,500

Lifestyle Aggressive Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 100.0%
All Cap Core, Series NAV (QS Investors)	665,337	$12,574,876
All Cap Value, Series NAV (Lord Abbett)	2,047,214	17,032,816
Alpha Opportunities, Series NAV (Wellington)	2,381,181	30,812,487
Blue Chip Growth, Series NAV (T. Rowe Price)	1,355,180	33,147,697
Capital Appreciation Value, Series NAV (T.
Rowe Price)	643,118	7,505,192
Capital Appreciation, Series NAV (Jennison)	2,352,645	27,431,844

241

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Lifestyle Aggressive Trust (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) (continued)
Equity (continued)
Emerging Markets Value,
Series NAV (DFA) (A)(1)	3,981,479	$40,372,195
Equity-Income, Series NAV (T. Rowe Price)	1,740,798	26,895,330
Fundamental Large Cap Value, Series NAV
(John Hancock) (1)(A)	1,447,138	17,032,817
Fundamental Value, Series NAV (Davis)	1,726,075	26,201,821
Growth Equity, Series NAV (Rainier) (I)	1,333,064	17,143,201
Heritage, Series NAV (American Century)	341,623	3,979,911
International Core, Series NAV (GMO)	1,814,580	16,712,283
International Growth Opportunities (Baillie) (I)	577,798	6,165,101
International Growth Stock,
Series NAV (Invesco)	619,601	8,600,064
International Opportunities,
Series NAV (Invesco) (I)	334,512	3,813,437
International Small Company,
Series NAV (DFA) (A)(1)	872,001	8,458,413
International Value, Series NAV (Franklin)	1,586,664	17,691,306
Mid Cap Stock, Series NAV (Wellington) (I)	679,128	10,553,649
Mid Cap Value Equity, Series NAV (Columbia)	196,798	2,109,680
Mid Value, Series NAV (T. Rowe Price)	707,277	7,956,869
Mutual Shares, Series NAV (Franklin)	955,058	10,238,216
Natural Resources, Series NAV
(RS Investments/Wellington)	1,331,377	13,353,715
Real Estate Securities, Series NAV (Deutsche)	602,655	8,322,665
Small Cap Growth, Series NAV (Wellington)	337,908	3,159,436
Small Cap Opportunities,
Series NAV (DFA/Invesco) (A)(I)(1)	259,326	5,492,529
Small Cap Value, Series NAV (Wellington)	168,122	3,369,162
Small Company Growth,
Series NAV (Invesco) (I)	118,387	2,098,994
Small Company Value, Series NAV (T.
Rowe Price)	205,347	3,813,302
Smaller Company Growth, Series NAV
(Frontier/John Hancock (2)(A)/Perimeter) (I)	123,271	2,111,626
U.S. Equity, Series NAV (GMO)	1,766,107	25,785,163
Value, Series NAV (Invesco)	210,715	3,978,291
Total Investments (Lifestyle Aggressive Trust)
(Cost $383,366,714) - 100.0%		$423,914,088
Other assets and liabilities, net - 0.0%		(45,669)

TOTAL NET ASSETS - 100.0%		$423,868,419

Lifestyle Balanced Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 51.1%
All Cap Core, Series NAV (QS Investors)	6,397,525	$120,913,222
All Cap Value, Series NAV (Lord Abbett)	18,166,049	151,141,527
Alpha Opportunities, Series NAV (Wellington)	23,344,212	302,074,105
Blue Chip Growth, Series NAV (T. Rowe Price)	11,122,435	272,054,749
Capital Appreciation, Series NAV (Jennison)	18,147,353	211,598,138
Emerging Markets Value,
Series NAV (DFA) (A)(1)	35,773,143	362,739,666
Equity-Income, Series NAV (T. Rowe Price)	21,521,771	332,511,362
Fundamental Large Cap Value, Series NAV
(John Hancock) (1)(A)	12,841,251	151,141,527
Fundamental Value, Series NAV (Davis)	19,913,245	302,283,055
Growth Equity, Series NAV (Rainier) (I)	11,752,840	151,141,527
Heritage, Series NAV (American Century)	5,189,409	60,456,611
International Core, Series NAV (GMO)	20,667,490	190,347,587

Lifestyle Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) (continued)
Equity (continued)
International Growth Opportunities (Baillie) (I)	6,755,467	$72,080,834
International Growth Stock,
Series NAV (Invesco)	8,799,484	122,136,838
International Opportunities,
Series NAV (Invesco) (I)	2,153,352	24,548,216
International Value, Series NAV (Franklin)	17,992,706	200,618,670
Mid Cap Stock, Series NAV (Wellington) (I)	5,835,580	90,684,916
Mid Cap Value Equity, Series NAV (Columbia)	5,639,609	60,456,611
Mid Value, Series NAV (T. Rowe Price)	8,060,881	90,684,916
Small Cap Growth, Series NAV (Wellington)	4,514,259	42,208,325
Small Cap Value, Series NAV (Wellington)	2,707,316	54,254,610
Small Company Growth,
Series NAV (Invesco) (I)	2,035,520	36,089,774
Small Company Value, Series NAV (T.
Rowe Price)	3,569,640	66,288,220
Smaller Company Growth, Series NAV
(Frontier/John Hancock (2)(A)/Perimeter) (I)	2,461,869	42,171,817
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(I)(2)	183,495,316	2,414,798,357
U.S. Equity, Series NAV (GMO)	16,563,455	241,826,444
Fixed Income - 48.9%
Bond Trust, Series NAV (John Hancock) (A)(1)	178,224,862	2,530,793,034
Core Bond, Series NAV (Wells Capital)	50,499,152	711,028,064
Global Bond, Series NAV (PIMCO)	18,588,540	246,669,931
New Income, Series NAV (T. Rowe Price)	84,118,752	1,181,027,278
Short Term Government Income, Series NAV
(John Hancock) (1)(A)	9,219,404	120,313,225
Total Return, Series NAV (PIMCO)	75,990,403	1,114,779,209
Total Investments (Lifestyle Balanced Trust)
(Cost $10,757,332,450) - 100.0%		$12,071,862,365
Other assets and liabilities, net - 0.0%		(434,008)

TOTAL NET ASSETS - 100.0%		$12,071,428,357

Lifestyle Balanced PS Series
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Alternative - 19.9%
Strategic Allocation, Series NAV
(John Hancock) (1)(A)	2,510,677	$31,709,849
Equity - 30.0%
All Cap Core, Series NAV (QS Investors)	79,694	1,506,218
All Cap Value, Series NAV (Lord Abbett)	232,964	1,938,265
Alpha Opportunities, Series NAV (Wellington)	290,388	3,757,617
Blue Chip Growth, Series NAV (T. Rowe Price)	143,252	3,503,938
Capital Appreciation, Series NAV (Jennison)	233,881	2,727,047
Emerging Markets Value,
Series NAV (DFA) (A)(1)	471,088	4,776,831
Equity-Income, Series NAV (T. Rowe Price)	278,103	4,296,685
Fundamental Large Cap Value, Series NAV
(John Hancock) (1)(A)	164,678	1,938,265
Fundamental Value, Series NAV (Davis)	247,537	3,757,617
Growth Equity, Series NAV (Rainier) (I)	151,645	1,950,156
Heritage, Series NAV (American Century)	66,859	778,902
International Core, Series NAV (GMO)	253,059	2,330,674
International Growth Stock,
Series NAV (Invesco)	79,389	1,101,917
International Opportunities,
Series NAV (Invesco) (I)	136,297	1,553,783

242

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Lifestyle Balanced PS Series (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) (continued)
Equity (continued)
International Value, Series NAV (Franklin)	236,046	$2,631,917
Mid Cap Stock, Series NAV (Wellington) (I)	73,745	1,145,997
Mid Cap Value Equity, Series NAV (Columbia)	72,471	776,891
Mid Value, Series NAV (T. Rowe Price)	101,472	1,141,555
Small Cap Growth, Series NAV (Wellington)	57,654	539,067
Small Cap Value, Series NAV (Wellington)	34,811	697,617
Small Company Growth,
Series NAV (Invesco) (I)	25,933	459,793
Small Company Value, Series NAV (T.
Rowe Price)	44,397	824,456
Smaller Company Growth, Series NAV
(Frontier/John Hancock (2)(A)/Perimeter) (I)	31,512	539,806
U.S. Equity, Series NAV (GMO)	206,331	3,012,436
Fixed Income - 50.1%
Bond PS, Series NAV (John Hancock) (1)(A)	5,983,285	79,757,190
Total Investments (Lifestyle Balanced PS Series)
(Cost $150,411,955) - 100.0%		$159,154,489
Other assets and liabilities, net - 0.0%		(35,006)

TOTAL NET ASSETS - 100.0%		$159,119,483

Lifestyle Conservative Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 19.7%
Blue Chip Growth, Series NAV (T. Rowe Price)	2,802,115 $	68,539,724
Equity-Income, Series NAV (T. Rowe Price)	4,357,342	67,320,927
Fundamental Value, Series NAV (Davis)	2,815,489	42,739,119
International Core, Series NAV (GMO)	3,419,498	31,493,577
International Growth Opportunities (Baillie) (I)	514,984	5,494,881
International Opportunities,
Series NAV (Invesco) (I)	712,763	8,125,496
International Value, Series NAV (Franklin)	2,952,924	32,925,103
Mid Cap Stock, Series NAV (Wellington) (I)	831,509	12,921,648
Mid Value, Series NAV (T. Rowe Price)	1,141,475	12,841,597
Small Cap Growth, Series NAV (Wellington) (I)	1,219,744	11,404,607
Small Cap Value, Series NAV (Wellington)	638,953	12,804,624
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(I)(2)	17,291,807	227,560,184
U.S. Equity, Series NAV (GMO)	2,462,593	35,953,862
Fixed Income - 80.3%
Bond Trust, Series NAV (John Hancock) (A)(1)	70,247,317	997,511,903
Core Bond, Series NAV (Wells Capital)	19,813,832	278,978,758
Global Bond, Series NAV (PIMCO)	7,309,002	96,990,460
New Income, Series NAV (T. Rowe Price)	33,117,204	464,965,537
Short Term Government Income, Series NAV
(John Hancock) (1)(A)	3,551,564	46,347,914
Total Return, Series NAV (PIMCO)	29,851,960	437,928,252
Total Investments (Lifestyle Conservative Trust)
(Cost $2,701,646,905) - 100.0%		$2,892,848,173
Other assets and liabilities, net - 0.0%		(123,937)

TOTAL NET ASSETS - 100.0%		$2,892,724,236

Lifestyle Conservative PS Series
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) - 100.1%
Alternative - 8.0%
Strategic Allocation, Series NAV
(John Hancock) (A)(1)	345,410	$4,362,523
Equity - 12.0%
Blue Chip Growth, Series NAV (T. Rowe Price)	53,506	1,308,757
Equity-Income, Series NAV (T. Rowe Price)	82,944	1,281,489
Fundamental Value, Series NAV (Davis)	53,885	817,973
International Core, Series NAV (GMO)	65,130	599,847
International Opportunities,
Series NAV (Invesco) (I)	23,917	272,658
International Value, Series NAV (Franklin)	56,243	627,113
Mid Cap Stock, Series NAV (Wellington) (I)	15,843	246,199
Mid Value, Series NAV (T. Rowe Price)	21,813	245,392
Small Cap Growth, Series NAV (Wellington) (I)	23,329	218,126
Small Cap Value, Series NAV (Wellington)	12,245	245,392
U.S. Equity, Series NAV (GMO)	46,688	681,644
Fixed Income - 80.0%
Bond PS, Series NAV (John Hancock) (A)(1)	3,272,710	43,625,226
Total Investments (Lifestyle Conservative PS Series)
(Cost $52,014,812) - 100.1%		$54,532,339
Other assets and liabilities, net - (0.1%)		(33,770)

TOTAL NET ASSETS - 100.0%		$54,498,569

Lifestyle Growth Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 71.2%
All Cap Core, Series NAV (QS Investors)	7,607,637	$143,784,341
All Cap Value, Series NAV (Lord Abbett)	28,514,923	237,244,163
Alpha Opportunities, Series NAV (Wellington)	38,876,413	503,060,790
Blue Chip Growth, Series NAV (T. Rowe Price)	17,635,038	431,353,023
Capital Appreciation, Series NAV (Jennison)	30,828,547	359,460,853
Emerging Markets Value,
Series NAV (DFA) (A)(1)	56,719,661	575,137,364
Equity-Income, Series NAV (T. Rowe Price)	39,087,005	603,894,232
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	20,156,683	237,244,163
Fundamental Value, Series NAV (Davis)	33,151,857	503,245,194
Growth Equity, Series NAV (Rainier) (I)	22,361,484	287,568,682
Heritage, Series NAV (American Century)	6,171,002	71,892,171
International Core, Series NAV (GMO)	30,735,189	283,071,086
International Growth Opportunities (Baillie) (I)	10,406,369	111,035,961
International Growth Stock,
Series NAV (Invesco)	8,896,852	123,488,299
International Opportunities,
Series NAV (Invesco) (I)	8,038,142	91,634,819
International Value, Series NAV (Franklin)	28,453,551	317,257,094
Mid Cap Stock, Series NAV (Wellington) (I)	9,252,072	143,777,203
Mid Cap Value Equity, Series NAV (Columbia)	6,697,090	71,792,800
Mid Value, Series NAV (T. Rowe Price)	12,780,830	143,784,341
Small Cap Growth, Series NAV (Wellington)	6,877,821	64,307,623
Small Cap Opportunities,
Series NAV (DFA/Invesco) (A)(I)(1)	3,379,165	71,570,716
Small Cap Value, Series NAV (Wellington)	3,569,737	71,537,520
Small Company Growth,
Series NAV (Invesco) (I)	3,220,739	57,103,701
Small Company Value, Series NAV (T.
Rowe Price)	5,793,957	107,593,774

243

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Lifestyle Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) (continued)
Equity (continued)
Smaller Company Growth, Series NAV
(Frontier/John Hancock (2)(A)/Perimeter) (I)	3,346,602	$57,327,289
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(I)(2)	308,299,742	4,057,224,601
U.S. Equity, Series NAV (GMO)	32,005,383	467,278,590
Fixed Income - 28.8%
Bond Trust, Series NAV (John Hancock) (A)(1)	124,900,842	1,773,591,956
Core Bond, Series NAV (Wells Capital)	35,442,577	499,031,478
Global Bond, Series NAV (PIMCO)	12,936,913	171,672,831
New Income, Series NAV (T. Rowe Price)	58,874,378	826,596,269
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	6,534,115	85,270,198
Total Return, Series NAV (PIMCO)	52,844,833	775,233,702

COMMON STOCK - 0.0%
Equity - 0.0%
Facebook, Inc., Class A (I)	1,018	21,456
Facebook, Inc., Class B (I)	4,294	90,504
Total Investments (Lifestyle Growth Trust)
(Cost $13,005,289,045) - 100.0%		$14,325,178,787
Other assets and liabilities, net - 0.0%		(600,629)

TOTAL NET ASSETS - 100.0%		$14,324,578,158

Lifestyle Growth PS Series
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Alternative - 27.9%
Strategic Allocation, Series NAV
(John Hancock) (1)(A)(I)	3,644,194	$46,026,167
Equity - 42.0%
All Cap Core, Series NAV (QS Investors)	81,755	1,545,164
All Cap Value, Series NAV (Lord Abbett)	320,559	2,667,052
Alpha Opportunities, Series NAV (Wellington)	419,205	5,424,513
Blue Chip Growth, Series NAV (T. Rowe Price)	200,266	4,898,495
Capital Appreciation, Series NAV (Jennison)	346,803	4,043,728
Emerging Markets Value,
Series NAV (DFA) (A)(1)	649,380	6,584,711
Equity-Income, Series NAV (T. Rowe Price)	442,600	6,838,173
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	226,597	2,667,052
Fundamental Value, Series NAV (Davis) (I)	357,346	5,424,513
Growth Equity, Series NAV (Rainier) (I)	251,809	3,238,270
Heritage, Series NAV (American Century) (I)	69,268	806,970
International Core, Series NAV (GMO)	362,312	3,336,897
International Growth Stock,
Series NAV (Invesco)	103,625	1,438,318
International Opportunities,
Series NAV (Invesco) (I)	227,824	2,597,191
International Value, Series NAV (Franklin)	342,027	3,813,597
Mid Cap Stock, Series NAV (Wellington) (I)	97,634	1,517,235
Mid Cap Value Equity, Series NAV (Columbia)	75,136	805,458
Mid Value, Series NAV (T. Rowe Price)	134,426	1,512,288
Small Cap Growth, Series NAV (Wellington) (I)	77,355	723,268
Small Cap Opportunities,
Series NAV (DFA/Invesco) (A)(I)(1)	44,238	936,961
Small Cap Value, Series NAV (Wellington)	40,193	805,458
Small Company Growth,
Series NAV (Invesco) (I)	36,158	641,079

Lifestyle Growth PS Series (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) (continued)
Equity (continued)
Small Company Value, Series NAV (T.
Rowe Price)	65,504	$1,216,407
Smaller Company Growth, Series NAV
(Frontier/John Hancock (2)(A)/Perimeter) (I)	37,449	641,502
U.S. Equity, Series NAV (GMO)	344,521	5,030,003
Fixed Income - 30.1%
Bond PS, Series NAV (John Hancock) (1)(A)(I)	3,721,056	49,601,671
Total Investments (Lifestyle Growth PS Series)
(Cost $153,470,070) - 100.0%		$164,782,141
Other assets and liabilities, net - 0.0%		(35,796)

TOTAL NET ASSETS - 100.0%		$164,746,345

Lifestyle Moderate Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 40.0%
All Cap Value, Series NAV (Lord Abbett)	4,231,542	$35,206,431
Alpha Opportunities, Series NAV (Wellington)	5,581,014	72,218,318
Blue Chip Growth, Series NAV (T. Rowe Price)	4,059,697	99,300,188
Capital Appreciation, Series NAV (Jennison)	6,967,891	81,245,608
Equity-Income, Series NAV (T. Rowe Price)	7,128,345	110,132,936
Fundamental Large Cap Value, Series NAV
(John Hancock) (1)(A)	2,991,201	35,206,430
Fundamental Value, Series NAV (Davis)	4,757,465	72,218,318
International Core, Series NAV (GMO)	6,784,118	62,481,724
International Growth Opportunities (Baillie) (I)	2,057,055	21,948,774
International Growth Stock,
Series NAV (Invesco)	2,572,635	35,708,168
International Opportunities,
Series NAV (Invesco) (I)	709,496	8,088,258
International Value, Series NAV (Franklin)	6,330,415	70,584,124
Mid Cap Stock, Series NAV (Wellington) (I)	2,091,264	32,498,243
Mid Value, Series NAV (T. Rowe Price)	2,888,733	32,498,243
Small Cap Growth, Series NAV (Wellington)	1,158,583	10,832,748
Small Cap Value, Series NAV (Wellington)	720,742	14,443,664
Small Company Growth,
Series NAV (Invesco) (I)	507,514	8,998,228
Small Company Value, Series NAV (T.
Rowe Price)	875,020	16,249,122
Smaller Company Growth, Series NAV
(Frontier/John Hancock (2)(A)/Perimeter) (I)	631,677	10,820,620
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(I)(2)	43,901,713	577,746,547
U.S. Equity, Series NAV (GMO)	2,473,230	36,109,159
Fixed Income - 60.0%
Bond Trust, Series NAV (John Hancock) (A)(1)	65,578,123	931,209,344
Core Bond, Series NAV (Wells Capital)	18,584,906	261,675,475
Global Bond, Series NAV (PIMCO)	6,789,249	90,093,331
New Income, Series NAV (T. Rowe Price)	30,848,800	433,117,152
Short Term Government Income, Series NAV
(John Hancock) (1)(A)	3,317,952	43,299,278
Total Return, Series NAV (PIMCO)	27,679,601	406,059,741
Total Investments (Lifestyle Moderate Trust)
(Cost $3,271,431,139) - 100.0%		$3,609,990,172
Other assets and liabilities, net - 0.0%		(149,031)

TOTAL NET ASSETS - 100.0%		$3,609,841,141

244

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Lifestyle Moderate PS Series
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Alternative - 15.9%
Strategic Allocation, Series NAV
(John Hancock) (1)(A)	976,402	$12,331,957
Equity - 24.1%
All Cap Value, Series NAV (Lord Abbett)	90,961	756,795
Alpha Opportunities, Series NAV (Wellington)	119,938	1,551,999
Blue Chip Growth, Series NAV (T. Rowe Price)	87,316	2,135,747
Capital Appreciation, Series NAV (Jennison)	149,987	1,748,854
Equity-Income, Series NAV (T. Rowe Price)	152,816	2,361,005
Fundamental Large Cap Value, Series NAV
(John Hancock) (1)(A)	64,272	756,479
Fundamental Value, Series NAV (Davis)	101,916	1,547,078
International Core, Series NAV (GMO)	146,357	1,347,950
International Growth Stock,
Series NAV (Invesco)	41,699	578,786
International Opportunities,
Series NAV (Invesco) (I)	67,716	771,957
International Value, Series NAV (Franklin)	138,685	1,546,341
Mid Cap Stock, Series NAV (Wellington) (I)	45,270	703,502
Mid Value, Series NAV (T. Rowe Price)	61,979	697,261
Small Cap Growth, Series NAV (Wellington)	24,966	233,428
Small Cap Value, Series NAV (Wellington)	15,420	309,012
Small Company Growth,
Series NAV (Invesco) (I)	10,965	194,405
Small Company Value, Series NAV (T.
Rowe Price)	18,744	348,083
Smaller Company Growth, Series NAV
(Frontier/John Hancock (2)(A)/Perimeter) (I)	13,655	233,912
U.S. Equity, Series NAV (GMO)	53,009	773,926
Fixed Income - 60.0%
Bond PS, Series NAV (John Hancock) (1)(A)	3,480,324	46,392,715
Total Investments (Lifestyle Moderate PS Series)
(Cost $73,049,148) - 100.0%		$77,321,192
Other assets and liabilities, net - 0.0%		(33,376)

TOTAL NET ASSETS - 100.0%		$77,287,816

Mid Cap Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.5%
Consumer Discretionary - 13.7%
Auto Components - 0.2%
Gentex Corp. (L)	70,815	$1,204,563
Automobiles - 0.1%
Thor Industries, Inc. (L)	21,514	781,388
Distributors - 0.5%
LKQ Corp. (I)	145,177	2,685,775
Diversified Consumer Services - 0.7%
ITT Educational Services, Inc. (I)(L)	7,651	246,592
Matthews International Corp., Class A (L)	13,698	408,474
Regis Corp. (L)	27,985	514,364
Service Corp. International	105,128	1,415,023
Sotheby’s (L)	33,201	1,045,832
Strayer Education, Inc. (L)	5,850	376,448

		4,006,733
Hotels, Restaurants & Leisure - 1.5%
Bally Technologies, Inc. (I)(L)	20,297	1,002,469
Bob Evans Farms, Inc.	13,760	538,429

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Brinker International, Inc. (L)	36,230	$1,278,919
International Speedway Corp., Class A	12,482	354,114
Life Time Fitness, Inc. (I)(L)	19,603	896,641
Panera Bread Company, Class A (I)	13,800	2,358,282
Scientific Games Corp., Class A (I)	28,113	232,495
The Cheesecake Factory, Inc. (L)	24,466	874,660
The Wendy’s Company (L)	137,767	626,840
WMS Industries, Inc. (I)(L)	26,784	438,722

		8,601,571
Household Durables - 2.1%
Jarden Corp. (I)(L)	36,785	1,943,719
KB Home (L)	37,491	537,996
MDC Holdings, Inc. (L)	18,816	724,604
Mohawk Industries, Inc. (I)	28,402	2,272,728
NVR, Inc. (I)	2,371	2,002,310
Tempur-Pedic International, Inc. (I)(L)	29,172	871,951
Toll Brothers, Inc. (I)(L)	73,361	2,437,786
Tupperware Brands Corp.	27,297	1,462,846

		12,253,940
Internet & Catalog Retail - 0.2%
HSN, Inc.	18,276	896,438
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc. (L)	31,209	2,523,872
Media - 1.2%
AMC Networks, Inc., Class A (I)	28,101	1,222,956
Cinemark Holdings, Inc.	50,099	1,123,721
DreamWorks Animation
SKG, Inc., Class A (I)(L)	35,099	674,954
John Wiley & Sons, Inc., Class A (L)	22,948	1,054,461
Lamar Advertising Company, Class A (I)	26,991	1,000,286
Meredith Corp. (L)	17,658	618,030
Scholastic Corp. (L)	12,826	407,610
The New York Times Company, Class A (I)(L)	59,631	581,999
Valassis Communications, Inc. (I)(L)	19,490	481,208

		7,165,225
Multiline Retail - 0.1%
Saks, Inc. (I)(L)	50,131	516,851
Specialty Retail - 5.0%
Aaron’s, Inc.	34,546	960,724
Advance Auto Parts, Inc.	35,932	2,459,186
Aeropostale, Inc. (I)	39,911	539,996
American Eagle Outfitters, Inc.	87,674	1,848,168
ANN, Inc. (I)	23,190	874,959
Ascena Retail Group, Inc. (I)	60,362	1,294,765
Barnes & Noble, Inc. (I)(L)	18,496	236,379
Chico’s FAS, Inc. (L)	81,211	1,470,731
Collective Brands, Inc. (I)	30,119	653,883
Dick’s Sporting Goods, Inc.	47,596	2,467,853
Foot Locker, Inc.	74,014	2,627,497
Guess?, Inc.	30,034	763,464
Office Depot, Inc. (I)	139,191	356,329
PetSmart, Inc. (L)	53,016	3,657,044
RadioShack Corp. (L)	49,228	117,163
Rent-A-Center, Inc. (L)	28,882	1,013,181
Signet Jewelers, Ltd.	39,638	1,932,749
Tractor Supply Company	34,739	3,435,340
Williams-Sonoma, Inc. (L)	42,444	1,866,263

		28,575,674
Textiles, Apparel & Luxury Goods - 1.7%
Carter’s, Inc. (I)(L)	24,826	1,336,632
Deckers Outdoor Corp. (I)(L)	18,150	665,016

245

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Hanesbrands, Inc. (I)(L)	47,819	$1,524,470
PVH Corp.	34,567	3,239,619
The Warnaco Group, Inc. (I)	20,061	1,041,166
Under Armour, Inc., Class A (I)(L)	37,878	2,114,729

		9,921,632

		79,133,662
Consumer Staples - 3.2%
Food & Staples Retailing - 0.2%
Harris Teeter Supermarkets, Inc. (L)	24,148	937,908
SUPERVALU, Inc. (L)	105,176	253,474

		1,191,382
Food Products - 1.9%
Flowers Foods, Inc. (L)	56,404	1,138,233
Green Mountain Coffee Roasters, Inc. (I)(L)	63,244	1,502,045
Hillshire Brands Company	58,205	1,558,730
Ingredion, Inc.	37,331	2,059,178
Lancaster Colony Corp. (L)	9,496	695,582
Post Holdings, Inc. (I)	13,140	394,988
Ralcorp Holdings, Inc. (I)	26,963	1,968,299
Smithfield Foods, Inc. (I)(L)	65,914	1,295,210
Tootsie Roll Industries, Inc. (L)	10,084	272,066

		10,884,331
Household Products - 1.0%
Church & Dwight Company, Inc. (L)	68,223	3,683,360
Energizer Holdings, Inc. (L)	31,557	2,354,468

		6,037,828
Tobacco - 0.1%
Universal Corp. (L)	11,452	583,136

		18,696,677
Energy - 5.8%
Energy Equipment & Services - 2.8%
Atwood Oceanics, Inc. (I)(L)	27,858	1,266,146
CARBO Ceramics, Inc. (L)	9,652	607,304
Dresser-Rand Group, Inc. (I)(L)	37,070	2,042,928
Dril-Quip, Inc. (I)(L)	17,822	1,281,045
Helix Energy Solutions Group, Inc. (I)	47,944	875,937
Oceaneering International, Inc.	52,870	2,921,068
Oil States International, Inc. (I)	26,821	2,131,197
Patterson-UTI Energy, Inc. (L)	74,335	1,177,466
Superior Energy Services, Inc. (I)	76,977	1,579,568
Tidewater, Inc. (L)	24,403	1,184,278
Unit Corp. (I)	21,181	879,012

		15,945,949
Oil, Gas & Consumable Fuels - 3.0%
Arch Coal, Inc. (L)	103,978	658,181
Bill Barrett Corp. (I)(L)	23,613	584,894
Cimarex Energy Company	42,128	2,466,594
Energen Corp.	35,338	1,852,065
Forest Oil Corp. (I)(L)	57,945	489,635
HollyFrontier Corp.	99,739	4,116,229
Northern Oil and Gas, Inc. (I)(L)	28,975	492,285
Plains Exploration & Production Company (I)	63,205	2,368,291
Quicksilver Resources, Inc. (I)	58,930	241,024
Rosetta Resources, Inc. (I)(L)	25,909	1,241,041
SM Energy Company	31,916	1,726,975
World Fuel Services Corp. (L)	35,308	1,257,318

		17,494,532

		33,440,481

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 21.8%
Capital Markets - 2.2%
Affiliated Managers Group, Inc. (I)	25,163	$3,095,049
Apollo Investment Corp.	99,380	782,121
Eaton Vance Corp. (L)	56,448	1,634,734
Greenhill & Company, Inc. (L)	13,113	678,598
Janus Capital Group, Inc.	91,635	865,034
Jefferies Group, Inc. (L)	62,769	859,308
Raymond James Financial, Inc.	54,795	2,008,237
SEI Investments Company	66,338	1,422,950
Waddell & Reed Financial, Inc., Class A (L)	41,974	1,375,488

		12,721,519
Commercial Banks - 4.0%
Associated Banc-Corp. (L)	84,091	1,107,478
BancorpSouth, Inc. (L)	40,714	600,124
Bank of Hawaii Corp.	22,132	1,009,662
Cathay General Bancorp	35,870	619,116
City National Corp. (L)	23,098	1,189,778
Commerce Bancshares, Inc.	36,495	1,471,843
Cullen/Frost Bankers, Inc. (L)	30,090	1,728,069
East West Bancorp, Inc.	69,552	1,468,938
First Niagara Financial Group, Inc.	172,728	1,397,370
FirstMerit Corp. (L)	53,729	791,428
Fulton Financial Corp.	98,193	968,183
Hancock Holding Company	41,531	1,285,384
International Bancshares Corp.	26,679	508,235
Prosperity Bancshares, Inc. (L)	21,421	912,963
Signature Bank (I)	22,961	1,540,224
SVB Financial Group (I)	21,759	1,315,549
Synovus Financial Corp. (L)	385,343	913,263
TCF Financial Corp. (L)	79,810	952,931
Trustmark Corp. (L)	31,737	772,479
Valley National Bancorp (L)	96,701	968,944
Webster Financial Corp.	35,309	836,823
Westamerica Bancorp. (L)	13,550	637,528

		22,996,312
Diversified Financial Services - 0.6%
CBOE Holdings, Inc.	42,774	1,258,411
MSCI, Inc. (I)	59,675	2,135,768

		3,394,179
Insurance - 4.5%
Alleghany Corp. (I)	8,297	2,861,967
American Financial Group, Inc.	38,648	1,464,759
Arthur J. Gallagher & Company	59,283	2,123,517
Aspen Insurance Holdings, Ltd.	34,953	1,065,717
Brown & Brown, Inc.	57,571	1,500,876
Everest Re Group, Ltd.	25,391	2,715,821
Fidelity National Financial, Inc., Class A	103,298	2,209,544
First American Financial Corp.	52,121	1,129,462
HCC Insurance Holdings, Inc.	49,376	1,673,353
Kemper Corp.	26,737	821,093
Mercury General Corp.	17,759	686,385
Old Republic International Corp.	118,207	1,099,325
Protective Life Corp.	39,172	1,026,698
Reinsurance Group of America, Inc.	36,133	2,091,017
StanCorp Financial Group, Inc. (L)	21,576	674,034
The Hanover Insurance Group, Inc.	21,898	815,919
W.R. Berkley Corp. (L)	54,477	2,042,343

		26,001,830
Real Estate Investment Trusts - 9.4%
Alexandria Real Estate Equities, Inc.	30,755	2,261,108
American Campus Communities, Inc. (L)	45,074	1,977,847
BioMed Realty Trust, Inc.	75,539	1,414,090

246

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
BRE Properties, Inc.	37,626	$1,764,283
Camden Property Trust	40,956	2,641,252
Corporate Office Properties Trust (L)	35,296	846,045
Duke Realty Corp.	132,135	1,942,385
Equity One, Inc.	30,161	635,191
Essex Property Trust, Inc.	17,842	2,644,898
Federal Realty Investment Trust	31,417	3,308,210
Highwoods Properties, Inc. (L)	37,264	1,215,552
Home Properties, Inc.	24,445	1,497,745
Hospitality Properties Trust	60,542	1,439,689
Liberty Property Trust	57,599	2,087,388
Mack-Cali Realty Corp.	40,863	1,086,956
National Retail Properties, Inc.	53,026	1,617,293
Omega Healthcare Investors, Inc. (L)	53,267	1,210,759
Potlatch Corp.	19,768	738,730
Rayonier, Inc. (L)	60,167	2,948,785
Realty Income Corp. (L)	65,399	2,674,165
Regency Centers Corp.	44,068	2,147,434
Senior Housing Properties Trust	86,464	1,883,186
SL Green Realty Corp. (L)	44,173	3,536,932
Taubman Centers, Inc.	30,236	2,320,008
The Macerich Company (L)	65,232	3,733,227
UDR, Inc.	122,584	3,042,535
Weingarten Realty Investors	54,659	1,536,464

		54,152,157
Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc. (I)(L)	20,776	613,515
Jones Lang LaSalle, Inc.	21,579	1,647,557

		2,261,072
Thrifts & Mortgage Finance - 0.7%
Astoria Financial Corp. (L)	39,995	395,151
New York Community Bancorp, Inc. (L)	215,168	3,046,779
Washington Federal, Inc.	52,313	872,581

		4,314,511

		125,841,580
Health Care - 10.3%
Biotechnology - 2.2%
Regeneron Pharmaceuticals, Inc. (I)(L)	36,711	5,604,301
United Therapeutics Corp. (I)	23,574	1,317,315
Vertex Pharmaceuticals, Inc. (I)(L)	105,743	5,916,321

		12,837,937
Health Care Equipment & Supplies - 2.7%
Hill-Rom Holdings, Inc. (L)	30,462	885,226
Hologic, Inc. (I)	129,689	2,624,905
IDEXX Laboratories, Inc. (I)(L)	26,968	2,679,271
Masimo Corp. (I)(L)	25,480	616,106
ResMed, Inc. (L)	69,597	2,816,591
STERIS Corp. (L)	28,466	1,009,689
Teleflex, Inc.	20,023	1,378,383
The Cooper Companies, Inc.	23,469	2,216,882
Thoratec Corp. (I)	28,822	997,241

		15,224,294
Health Care Providers & Services - 3.5%
AMERIGROUP Corp. (I)	23,910	2,186,091
Community Health Systems, Inc. (I)	44,579	1,299,032
Health Management
Associates, Inc., Class A (I)(L)	125,623	1,053,977
Health Net, Inc. (I)	39,930	898,824
Henry Schein, Inc. (I)(L)	43,381	3,438,812
HMS Holdings Corp. (I)(L)	42,308	1,414,356
LifePoint Hospitals, Inc. (I)	23,971	1,025,479

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
MEDNAX, Inc. (I)	24,369	$1,814,272
Omnicare, Inc. (L)	54,673	1,857,242
Owens & Minor, Inc. (L)	31,115	929,716
Universal Health Services, Inc., Class B	43,215	1,976,222
VCA Antech, Inc. (I)(L)	43,008	848,548
WellCare Health Plans, Inc. (I)	21,119	1,194,279

		19,936,850
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (I)	83,920	1,043,126
Life Sciences Tools & Services - 1.2%
Bio-Rad Laboratories, Inc., Class A (I)	9,845	1,050,658
Charles River
Laboratories International, Inc. (I)	23,821	943,312
Covance, Inc. (I)	26,961	1,258,809
Mettler-Toledo International, Inc. (I)(L)	15,202	2,595,589
Techne Corp.	16,967	1,220,606

		7,068,974
Pharmaceuticals - 0.5%
Endo Health Solutions, Inc. (I)	57,278	1,816,858
Medicis Pharmaceutical Corp., Class A (L)	29,279	1,266,902

		3,083,760

		59,194,941
Industrials - 16.0%
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc.	15,992	801,359
B/E Aerospace, Inc. (I)	50,947	2,144,869
Esterline Technologies Corp. (I)	15,120	848,837
Exelis, Inc.	91,552	946,648
Huntington Ingalls Industries, Inc. (I)	24,262	1,020,217
Triumph Group, Inc.	24,468	1,529,984

		7,291,914
Air Freight & Logistics - 0.1%
UTi Worldwide, Inc.	50,793	684,182
Airlines - 0.3%
Alaska Air Group, Inc. (I)	34,569	1,211,989
JetBlue Airways Corp. (I)(L)	111,000	531,690

		1,743,679
Building Products - 0.6%
Fortune Brands Home & Security, Inc. (I)	78,743	2,126,848
Lennox International, Inc.	22,752	1,100,287

		3,227,135
Commercial Services & Supplies - 1.7%
Clean Harbors, Inc. (I)	23,269	1,136,691
Copart, Inc. (I)	52,968	1,468,803
Corrections Corp. of America (L)	49,028	1,639,987
Deluxe Corp. (L)	24,793	757,674
Herman Miller, Inc.	28,648	556,917
HNI Corp. (L)	22,139	564,766
Mine Safety Appliances Company	15,225	567,436
Rollins, Inc.	32,215	753,509
The Brink’s Company	23,385	600,761
Waste Connections, Inc.	60,364	1,826,011

		9,872,555
Construction & Engineering - 1.1%
AECOM Technology Corp. (I)	55,402	1,172,306
Granite Construction, Inc. (L)	17,449	501,135
KBR, Inc.	72,151	2,151,543
The Shaw Group, Inc. (I)	32,340	1,410,671

247

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
URS Corp.	37,659	$1,329,739

		6,565,394
Electrical Equipment - 1.7%
Acuity Brands, Inc.	20,753	1,313,457
AMETEK, Inc.	118,842	4,212,949
General Cable Corp. (I)(L)	24,380	716,284
Hubbell, Inc., Class B	26,178	2,113,612
Regal-Beloit Corp.	20,422	1,439,343

		9,795,645
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	30,670	1,592,386
Machinery - 5.4%
AGCO Corp. (I)	47,636	2,261,757
CLARCOR, Inc.	24,556	1,095,934
Crane Company	23,602	942,428
Donaldson Company, Inc. (L)	67,132	2,330,152
Gardner Denver, Inc. (L)	23,992	1,449,357
Graco, Inc. (L)	29,652	1,490,903
Harsco Corp.	39,476	810,442
IDEX Corp.	40,850	1,706,305
ITT Corp. (L)	45,265	912,090
Kennametal, Inc.	39,249	1,455,353
Lincoln Electric Holdings, Inc. (L)	40,930	1,598,317
Nordson Corp. (L)	27,644	1,620,491
Oshkosh Corp. (I)(L)	44,905	1,231,744
Pentair, Ltd. (I)(L)	48,610	2,163,631
SPX Corp. (L)	24,856	1,625,831
Terex Corp. (I)(L)	54,141	1,222,504
Timken Company	39,585	1,470,979
Trinity Industries, Inc.	38,704	1,159,959
Valmont Industries, Inc. (L)	11,472	1,508,568
Wabtec Corp.	23,491	1,886,092
Woodward, Inc. (L)	29,634	1,006,963

		30,949,800
Marine - 0.3%
Kirby Corp. (I)	27,372	1,513,124
Matson, Inc. (L)	20,785	434,614

		1,947,738
Professional Services - 0.8%
FTI Consulting, Inc. (I)(L)	20,618	550,088
Korn/Ferry International (I)	23,619	362,079
Manpower, Inc. (L)	38,842	1,429,386
The Corporate Executive Board Company	16,403	879,693
Towers Watson & Company, Class A	28,031	1,487,045

		4,708,291
Road & Rail - 1.5%
Con-way, Inc.	27,407	750,130
J.B. Hunt Transport Services, Inc. (L)	44,354	2,308,182
Kansas City Southern (L)	53,903	4,084,769
Landstar System, Inc. (L)	22,829	1,079,355
Werner Enterprises, Inc. (L)	21,875	467,469

		8,689,905
Trading Companies & Distributors - 0.9%
GATX Corp. (L)	22,972	974,932
MSC Industrial Direct
Company, Inc., Class A (L)	22,749	1,534,648
United Rentals, Inc. (I)(L)	45,425	1,485,852
Watsco, Inc. (L)	14,531	1,101,304

		5,096,736

		92,165,360

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 15.3%
Communications Equipment - 0.9%
ADTRAN, Inc. (L)	30,977	$535,283
Ciena Corp. (I)	49,084	667,542
Plantronics, Inc. (L)	20,669	730,236
Polycom, Inc. (I)	86,677	855,502
Riverbed Technology, Inc. (I)	75,580	1,758,747
Tellabs, Inc.	169,086	598,564

		5,145,874
Computers & Peripherals - 0.6%
Diebold, Inc.	30,968	1,043,931
NCR Corp. (I)	77,953	1,817,084
QLogic Corp. (I)(L)	46,163	527,181

		3,388,196
Electronic Equipment, Instruments & Components - 1.9%
Arrow Electronics, Inc. (I)(L)	53,315	1,797,249
Avnet, Inc. (I)	69,262	2,014,832
Ingram Micro, Inc., Class A (I)	73,526	1,119,801
Itron, Inc. (I)(L)	19,427	838,275
National Instruments Corp. (L)	46,104	1,160,438
Tech Data Corp. (I)(L)	18,496	837,869
Trimble Navigation, Ltd. (I)(L)	61,588	2,935,284
Vishay Intertechnology, Inc. (I)(L)	64,577	634,792

		11,338,540
Internet Software & Services - 1.9%
AOL, Inc. (I)(L)	43,953	1,548,464
Equinix, Inc. (I)(L)	23,612	4,865,253
Monster Worldwide, Inc. (I)(L)	57,934	424,656
Rackspace Hosting, Inc. (I)	53,155	3,513,014
ValueClick, Inc. (I)(L)	34,582	594,465

		10,945,852
IT Services - 3.4%
Acxiom Corp. (I)	36,769	671,770
Alliance Data Systems Corp. (I)	24,441	3,469,400
Broadridge Financial Solutions, Inc.	61,208	1,427,983
Convergys Corp. (L)	55,108	863,542
CoreLogic, Inc. (I)	51,629	1,369,717
DST Systems, Inc.	15,025	849,814
Gartner, Inc. (I)(L)	45,783	2,110,138
Global Payments, Inc. (L)	38,655	1,616,939
Jack Henry & Associates, Inc. (L)	42,222	1,600,214
Lender Processing Services, Inc.	41,505	1,157,574
Mantech International Corp., Class A (L)	11,571	277,704
NeuStar, Inc., Class A (I)	32,523	1,301,896
VeriFone Systems, Inc. (I)	52,822	1,471,093
Wright Express Corp. (I)	18,978	1,323,146

		19,510,930
Office Electronics - 0.2%
Zebra Technologies Corp., Class A (I)	25,366	952,240
Semiconductors & Semiconductor Equipment - 1.8%
Atmel Corp. (I)	215,754	1,134,866
Cree, Inc. (I)(L)	56,810	1,450,359
Cypress Semiconductor Corp. (I)	66,958	717,790
Fairchild Semiconductor International, Inc. (I)	61,884	811,918
Integrated Device Technology, Inc. (I)(L)	70,235	412,982
International Rectifier Corp. (I)(L)	33,952	566,659
Intersil Corp., Class A	62,598	547,733
MEMC Electronic Materials, Inc. (I)	113,972	313,423
RF Micro Devices, Inc. (I)(L)	135,228	534,151
Semtech Corp. (I)(L)	32,310	812,597
Silicon Laboratories, Inc. (I)(L)	18,827	692,081

248

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc. (I)	93,523	$2,203,870

		10,198,429
Software - 4.6%
ACI Worldwide, Inc. (I)	19,194	811,138
Advent Software, Inc. (I)(L)	15,713	386,068
ANSYS, Inc. (I)(L)	45,208	3,318,267
Cadence Design Systems, Inc. (I)(L)	134,702	1,732,941
Compuware Corp. (I)	105,895	1,049,419
Concur Technologies, Inc. (I)(L)	22,098	1,629,286
FactSet Research Systems, Inc. (L)	20,048	1,933,028
Fair Isaac Corp.	16,541	732,105
Informatica Corp. (I)	53,176	1,851,057
Mentor Graphics Corp. (I)	45,810	709,139
MICROS Systems, Inc. (I)	39,305	1,930,662
Parametric Technology Corp. (I)	58,052	1,265,534
Quest Software, Inc. (I)	27,376	766,528
Rovi Corp. (I)	53,432	775,298
SolarWinds, Inc. (I)(L)	29,818	1,662,055
Solera Holdings, Inc. (L)	34,263	1,503,118
Synopsys, Inc. (I)	73,081	2,413,135
TIBCO Software, Inc. (I)	75,460	2,281,156

		26,749,934

		88,229,995
Materials - 6.8%
Chemicals - 2.9%
Albemarle Corp.	43,851	2,310,071
Ashland, Inc.	35,793	2,562,779
Cabot Corp.	29,151	1,066,052
Cytec Industries, Inc.	22,570	1,478,786
Intrepid Potash, Inc. (I)(L)	26,156	561,831
Minerals Technologies, Inc.	8,630	612,126
NewMarket Corp. (L)	5,257	1,295,745
Olin Corp. (L)	39,204	851,903
RPM International, Inc.	64,632	1,844,597
Sensient Technologies Corp.	24,453	898,892
The Scotts Miracle-Gro Company, Class A (L)	18,874	820,453
Valspar Corp.	41,376	2,321,194

		16,624,429
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	22,462	1,861,426
Containers & Packaging - 1.6%
Aptargroup, Inc. (L)	32,626	1,687,090
Greif, Inc., Class A	14,801	653,908
Packaging Corp. of America	48,113	1,746,502
Rock-Tenn Company, Class A	34,682	2,503,347
Silgan Holdings, Inc.	24,203	1,053,073
Sonoco Products Company	49,323	1,528,520

		9,172,440
Metals & Mining - 1.6%
Carpenter Technology Corp.	21,646	1,132,519
Commercial Metals Company	56,948	751,714
Compass Minerals International, Inc. (L)	16,221	1,209,924
Reliance Steel & Aluminum Company	36,895	1,931,453
Royal Gold, Inc.	28,854	2,881,360
Steel Dynamics, Inc.	107,387	1,205,956
Worthington Industries, Inc. (L)	25,497	552,265

		9,665,191
Paper & Forest Products - 0.4%
Domtar Corp. (L)	17,569	1,375,477

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
Louisiana-Pacific Corp. (I)(L)	67,478	$843,475

		2,218,952

		39,542,438
Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.4%
tw telecom, Inc. (I)	74,009	1,929,415
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	49,503	1,267,772

		3,197,187
Utilities - 5.0%
Electric Utilities - 2.2%
Cleco Corp. (L)	29,763	1,249,451
Great Plains Energy, Inc. (L)	75,014	1,669,812
Hawaiian Electric Industries, Inc. (L)	47,572	1,251,619
IDACORP, Inc.	24,575	1,063,360
NV Energy, Inc.	115,641	2,082,694
OGE Energy Corp.	48,342	2,681,047
PNM Resources, Inc. (L)	39,038	820,969
Westar Energy, Inc.	61,895	1,835,806

		12,654,758
Gas Utilities - 1.4%
Atmos Energy Corp.	44,190	1,581,560
National Fuel Gas Company (L)	40,808	2,205,264
Questar Corp.	86,084	1,750,088
UGI Corp.	55,114	1,749,870
WGL Holdings, Inc.	25,272	1,017,198

		8,303,980
Multi-Utilities - 1.1%
Alliant Energy Corp.	54,380	2,359,548
Black Hills Corp. (L)	21,644	769,877
MDU Resources Group, Inc.	92,513	2,038,975
Vectren Corp. (L)	40,207	1,149,920

		6,318,320
Water Utilities - 0.3%
Aqua America, Inc. (L)	68,472	1,695,367

		28,972,425

TOTAL COMMON STOCKS (Cost $402,159,480)		$568,414,746

SECURITIES LENDING COLLATERAL - 21.2%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	12,226,811	122,373,266

TOTAL SECURITIES LENDING
COLLATERAL (Cost $122,366,175)		$122,373,266

SHORT-TERM INVESTMENTS - 1.4%

Repurchase Agreement - 1.4%
Repurchase Agreement with State Street Corp.
dated 09/28/2012 at 0.010% to be
repurchased at $7,798,006 on 10/01/2012,
collateralized by $5,855,000 U.S. Treasury
Bonds, 4.500% due 08/15/2039 (valued at
$7,960,452, including interest)	7,798,000	$7,798,000

TOTAL SHORT-TERM INVESTMENTS (Cost $7,798,000)		$7,798,000

Total Investments (Mid Cap Index Trust)
(Cost $532,323,655) - 121.1%		$698,586,012
Other assets and liabilities, net - (21.1%)		(121,538,409)

TOTAL NET ASSETS - 100.0%		$577,047,603

249

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.9%
Consumer Discretionary - 27.7%
Auto Components - 2.3%
Allison Transmission Holdings, Inc. (L)	333,513	$6,710,282
Tenneco, Inc. (I)	257,090	7,198,520
WABCO Holdings, Inc. (I)	64,073	3,695,090

		17,603,892
Hotels, Restaurants & Leisure - 4.8%
Buffalo Wild Wings, Inc. (I)(L)	93,906	8,051,499
Burger King Worldwide, Inc. (I)	802,532	11,187,296
Life Time Fitness, Inc. (I)(L)	174,040	7,960,590
The Cheesecake Factory, Inc.	246,780	8,822,385

		36,021,770
Household Durables - 2.4%
Jarden Corp. (L)	72,744	3,843,793
Lennar Corp., Class A (L)	123,240	4,285,055
PulteGroup, Inc. (I)(L)	214,470	3,324,285
Standard Pacific Corp. (I)(L)	60,917	411,799
Whirlpool Corp. (L)	73,180	6,067,354

		17,932,286
Internet & Catalog Retail - 2.7%
HomeAway, Inc. (I)(L)	298,180	6,992,321
Kayak Software Corp. (I)(L)	161,110	5,692,016
Shutterfly, Inc. (I)(L)	238,853	7,433,105

		20,117,442
Leisure Equipment & Products - 0.5%
Brunswick Corp. (L)	146,670	3,319,142
Media - 3.4%
AMC Networks, Inc., Class A (I)	147,780	6,431,386
DreamWorks Animation
SKG, Inc., Class A (I)(L)	276,834	5,323,518
Pandora Media, Inc. (I)(L)	530,480	5,808,756
Sirius XM Radio, Inc. (I)(L)	3,207,660	8,339,916

		25,903,576
Specialty Retail - 6.8%
CarMax, Inc. (I)(L)	189,560	5,364,548
DSW, Inc., Class A	106,690	7,118,357
Francesca’s Holdings Corp. (I)	168,000	5,162,640
GNC Holdings, Inc., Class A (L)	216,520	8,437,784
Hibbett Sports, Inc. (I)(L)	79,890	4,749,461
Ross Stores, Inc.	101,420	6,551,732
The Children’s Place Retail Stores, Inc. (I)(L)	108,632	6,517,920
Urban Outfitters, Inc. (I)	201,120	7,554,067

		51,456,509
Textiles, Apparel & Luxury Goods - 4.8%
Coach, Inc. (L)	131,310	7,355,986
Hanesbrands, Inc. (I)(L)	387,130	12,341,704
PVH Corp.	76,030	7,125,532
Samsonite International SA	4,959,900	9,504,332

		36,327,554

		208,682,171
Energy - 6.7%
Energy Equipment & Services - 2.1%
Ensco PLC, Class A	129,890	7,086,798
Trican Well Service, Ltd.	686,440	8,930,493

		16,017,291
Oil, Gas & Consumable Fuels - 4.6%
Cabot Oil & Gas Corp.	211,560	9,499,044
Cobalt International Energy, Inc. (I)	176,860	3,938,672
Pioneer Natural Resources Company	50,190	5,239,836

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Company (I)(L)	257,040	$8,939,851
Whiting Petroleum Corp. (I)	140,240	6,644,571

		34,261,974

		50,279,265
Financials - 6.5%
Capital Markets - 1.1%
Invesco, Ltd.	324,930	8,120,001
Commercial Banks - 1.0%
M&T Bank Corp. (L)	78,570	7,476,721
Diversified Financial Services - 1.2%
NYSE Euronext	368,170	9,075,391
Insurance - 0.9%
Aon PLC	136,830	7,154,841
Real Estate Investment Trusts - 1.2%
Host Hotels & Resorts, Inc. (L)	542,240	8,702,952
Real Estate Management & Development - 1.1%
Zillow, Inc., Class A (I)(L)	196,700	8,296,806

		48,826,712
Health Care - 19.3%
Biotechnology - 2.1%
Arena Pharmaceuticals, Inc. (I)(L)	401,190	3,337,901
Cubist Pharmaceuticals, Inc. (I)	84,550	4,031,344
Onyx Pharmaceuticals, Inc. (I)	43,780	3,699,410
Regeneron Pharmaceuticals, Inc. (I)	29,960	4,573,694

		15,642,349
Health Care Equipment & Supplies - 6.2%
Align Technology, Inc. (I)	96,677	3,574,149
Edwards Lifesciences Corp. (I)	175,590	18,853,098
HeartWare International, Inc. (I)(L)	104,970	9,918,615
Hologic, Inc. (I)	703,110	14,230,946

		46,576,808
Health Care Providers & Services - 5.1%
Air Methods Corp. (I)	47,790	5,704,692
Cardinal Health, Inc.	249,200	9,711,324
Catamaran Corp. (I)	158,330	15,511,590
Team Health Holdings, Inc. (I)	280,340	7,605,624

		38,533,230
Life Sciences Tools & Services - 2.8%
Agilent Technologies, Inc.	250,520	9,632,494
PAREXEL International Corp. (I)	256,880	7,901,629
Waters Corp. (I)	39,460	3,288,202

		20,822,325
Pharmaceuticals - 3.1%
Auxilium Pharmaceuticals, Inc. (I)	138,800	3,395,048
Forest Laboratories, Inc. (I)	199,800	7,114,878
Salix Pharmaceuticals, Ltd. (I)	87,470	3,703,480
Watson Pharmaceuticals, Inc. (I)	109,570	9,330,981

		23,544,387

		145,119,099
Industrials - 10.5%
Aerospace & Defense - 1.2%
DigitalGlobe, Inc. (I)(L)	458,150	9,341,679
Air Freight & Logistics - 0.9%
Expeditors International of Washington, Inc.	189,820	6,901,855
Airlines - 1.0%
Spirit Airlines, Inc. (I)	422,506	7,216,402

250

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products - 1.1%
Owens Corning, Inc. (I)(L)	237,398	$7,943,337
Electrical Equipment - 1.3%
Polypore International, Inc. (I)(L)	271,900	9,611,665
Machinery - 1.1%
Colfax Corp. (I)(L)	233,450	8,560,612
Professional Services - 2.9%
Capita PLC	835,007	10,462,059
IHS, Inc., Class A (I)	120,658	11,746,056

		22,208,115
Road & Rail - 0.5%
Localiza Rent a Car SA	199,600	3,505,123
Trading Companies & Distributors - 0.5%
United Rentals, Inc. (I)(L)	116,850	3,822,164

		79,110,952
Information Technology - 21.0%
Communications Equipment - 1.2%
Finisar Corp. (I)(L)	246,550	3,525,665
Riverbed Technology, Inc. (I)	250,270	5,823,783

		9,349,448
Electronic Equipment, Instruments & Components - 1.0%
Jabil Circuit, Inc. (L)	63,680	1,192,090
National Instruments Corp.	131,330	3,305,576
Universal Display Corp. (I)(L)	99,990	3,437,656

		7,935,322
Internet Software & Services - 6.1%
Akamai Technologies, Inc. (I)	199,050	7,615,653
CoStar Group, Inc. (I)	38,400	3,131,136
Equinix, Inc. (I)(L)	55,680	11,472,864
IAC/InterActiveCorp	172,240	8,966,814
LinkedIn Corp., Class A (I)	121,850	14,670,740

		45,857,207
IT Services - 1.8%
Gartner, Inc. (I)	88,711	4,088,690
Genpact, Ltd.	272,910	4,552,139
Teradata Corp. (I)	66,631	5,024,644

		13,665,473
Semiconductors & Semiconductor Equipment - 1.1%
Skyworks Solutions, Inc. (I)	345,510	8,141,943
Software - 9.8%
Activision Blizzard, Inc. (L)	700,180	7,898,030
BroadSoft, Inc. (I)(L)	249,305	10,226,491
Cadence Design Systems, Inc. (I)(L)	945,730	12,166,816
Concur Technologies, Inc. (I)(L)	111,930	8,252,599
Salesforce.com, Inc. (I)(L)	95,580	14,594,110
Solera Holdings, Inc.	233,910	10,261,632
Splunk, Inc. (I)	76,920	2,824,502
TIBCO Software, Inc. (I)	247,620	7,485,553

		73,709,733

		158,659,126
Materials - 5.2%
Chemicals - 0.8%
Methanex Corp. (L)	216,680	6,184,047
Containers & Packaging - 3.2%
Ball Corp.	167,440	7,084,386
Crown Holdings, Inc. (I)	202,750	7,451,063
Rock-Tenn Company, Class A	131,500	9,491,670

		24,027,119

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products - 1.2%
International Paper Company	103,400	$3,755,488
Louisiana-Pacific Corp. (I)	442,537	5,531,713

		9,287,201

		39,498,367
Telecommunication Services - 1.0%
Wireless Telecommunication Services - 1.0%
Crown Castle International Corp. (I)	114,410	7,333,681

TOTAL COMMON STOCKS (Cost $645,884,905)		$737,509,373

SECURITIES LENDING COLLATERAL - 22.8%
John Hancock Collateral
Investment Trust, 0.3462 (W)(Y)	17,182,953	171,977,304

TOTAL SECURITIES LENDING
COLLATERAL (Cost $171,966,736)		$171,977,304

SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreement - 1.1%
Deutsche Bank Tri-Party Repurchase
Agreement dated 09/28/2012 at 0.250% to
be repurchased at $8,000,167 on
10/01/2012, collateralized by $7,376,485
Government National Mortgage Association,
3.50% due 9/15/2042 (valued at $8,140,637,
including interest)	$8,000,000	$8,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $8,000,000)		$8,000,000

Total Investments (Mid Cap Stock Trust)
(Cost $825,851,641) - 121.8%		$917,486,677
Other assets and liabilities, net - (21.8%)		(164,176,629)

TOTAL NET ASSETS - 100.0%		$753,310,048

Mid Cap Value Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.1%
Consumer Discretionary - 11.9%
Auto Components - 2.1%
TRW Automotive Holdings Corp. (I)	36,243	$1,584,182
Visteon Corp. (I)	26,802	1,191,617

		2,775,799
Automobiles - 0.5%
Ford Motor Company	69,792	688,149
Diversified Consumer Services - 0.5%
Apollo Group, Inc., Class A (I)	8,093	235,102
Capella Education Company (I)	7,883	276,378
ITT Educational Services, Inc. (I)(L)	4,930	158,894

		670,374
Hotels, Restaurants & Leisure - 1.3%
Darden Restaurants, Inc.	7,009	390,752
Penn National Gaming, Inc. (I)	17,902	771,576
Royal Caribbean Cruises, Ltd. (L)	21,633	653,533

		1,815,861
Household Durables - 0.5%
Newell Rubbermaid, Inc.	38,499	734,946

251

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail - 0.8%
Liberty Interactive Corp., Series A (I)	50,715	$938,228
Liberty Ventures, Series A (I)	2,535	125,837

		1,064,065
Leisure Equipment & Products - 0.6%
Hasbro, Inc. (L)	19,430	741,643
Media - 3.6%
DISH Network Corp., Class A	32,201	985,673
Liberty Media Corp. - Liberty
Capital, Series A (I)	8,307	865,340
National CineMedia, Inc.	54,770	896,585
Regal Entertainment Group, Class A (L)	38,634	543,580
The Interpublic Group of Companies, Inc.	37,084	412,374
Virgin Media, Inc. (L)	40,461	1,191,172

		4,894,724
Multiline Retail - 2.0%
Kohl’s Corp.	14,004	717,285
Macy’s, Inc.	53,548	2,014,476

		2,731,761

		16,117,322
Consumer Staples - 4.0%
Food Products - 2.2%
Hillshire Brands Company	14,112	377,919
Post Holdings, Inc. (I)	15,403	463,014
Ralcorp Holdings, Inc. (I)	19,631	1,433,063
Smithfield Foods, Inc. (I)	4,925	96,776
The Hershey Company	7,425	526,358
Tyson Foods, Inc., Class A	6,865	109,977

		3,007,107
Tobacco - 1.8%
Lorillard, Inc.	21,067	2,453,252

		5,460,359
Energy - 8.5%
Energy Equipment & Services - 2.6%
C&J Energy Services, Inc. (I)(L)	24,854	494,595
Ensco PLC, Class A	15,313	835,477
McDermott International, Inc. (I)	29,409	359,378
Noble Corp. (I)	50,654	1,812,400

		3,501,850
Oil, Gas & Consumable Fuels - 5.9%
Enbridge, Inc. (L)	90,852	3,545,954
Kinder Morgan, Inc.	16,960	602,419
Pioneer Natural Resources Company	9,225	963,090
QEP Resources, Inc.	29,870	945,684
Valero Energy Corp.	16,845	533,650
Whiting Petroleum Corp. (I)	31,833	1,508,248

		8,099,045

		11,600,895
Financials - 21.2%
Capital Markets - 2.2%
Invesco, Ltd.	97,764	2,443,122
Lazard, Ltd., Class A (L)	20,853	609,533

		3,052,655
Commercial Banks - 8.2%
CIT Group, Inc. (I)	126,625	4,987,759
Comerica, Inc.	44,042	1,367,504
Fifth Third Bancorp	99,693	1,546,238
Huntington Bancshares, Inc.	186,758	1,288,630

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
M&T Bank Corp. (L)	10,070	$958,261
SunTrust Banks, Inc.	15,341	433,690
TCF Financial Corp.	52,568	627,662

		11,209,744
Diversified Financial Services - 0.3%
PICO Holdings, Inc. (I)	17,751	405,078
Insurance - 7.8%
Axis Capital Holdings, Ltd.	24,146	843,178
Everest Re Group, Ltd.	16,485	1,763,236
Hartford Financial Services Group, Inc.	20,092	390,588
Lincoln National Corp. (L)	72,038	1,742,599
PartnerRe, Ltd.	10,579	785,808
Reinsurance Group of America, Inc.	9,640	557,867
Validus Holdings, Ltd.	32,748	1,110,485
W.R. Berkley Corp.	8,524	319,565
XL Group PLC	127,568	3,065,459

		10,578,785
Real Estate Investment Trusts - 2.7%
Boston Properties, Inc.	3,486	385,586
Digital Realty Trust, Inc.	4,329	302,381
Douglas Emmett, Inc.	19,919	459,531
Equity Lifestyle Properties, Inc.	5,952	405,450
Hospitality Properties Trust	16,103	382,929
Rayonier, Inc. (L)	25,155	1,232,847
Taubman Centers, Inc.	6,028	462,528

		3,631,252

		28,877,514
Health Care - 10.3%
Health Care Equipment & Supplies - 2.7%
Boston Scientific Corp. (I)	61,703	354,175
Teleflex, Inc.	25,336	1,744,130
Zimmer Holdings, Inc. (L)	22,750	1,538,355

		3,636,660
Health Care Providers & Services - 2.3%
Cigna Corp.	42,337	1,997,036
Humana, Inc.	15,996	1,122,119

		3,119,155
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	34,476	1,325,602
Pharmaceuticals - 4.4%
Mylan, Inc. (I)	106,564	2,600,162
Watson Pharmaceuticals, Inc. (I)	39,607	3,372,932

		5,973,094

		14,054,511
Industrials - 14.8%
Aerospace & Defense - 1.2%
Embraer SA, ADR	27,502	732,103
Engility Holdings, Inc. (I)	832	15,350
L-3 Communications Holdings, Inc.	4,992	357,976
Raytheon Company	8,007	457,680

		1,563,109
Airlines - 1.2%
Delta Air Lines, Inc. (I)	54,780	501,785
United Continental Holdings, Inc. (I)(L)	37,768	736,476
US Airways Group, Inc. (I)(L)	34,159	357,303

		1,595,564

252

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products - 1.4%
AO Smith Corp.	32,972	$1,897,209
Construction & Engineering - 1.9%
Chicago Bridge & Iron Company NV	33,474	1,275,025
Jacobs Engineering Group, Inc. (I)	15,608	631,031
KBR, Inc.	22,752	678,465

		2,584,521
Electrical Equipment - 3.9%
Cooper Industries PLC	58,258	4,372,845
Rockwell Automation, Inc. (L)	13,561	943,168

		5,316,013
Machinery - 1.8%
AGCO Corp. (I)	18,531	879,852
Parker Hannifin Corp.	18,544	1,549,908

		2,429,760
Road & Rail - 3.4%
Con-way, Inc.	15,672	428,943
J.B. Hunt Transport Services, Inc. (L)	24,805	1,290,852
Kansas City Southern	30,465	2,308,638
Werner Enterprises, Inc. (L)	30,408	649,819

		4,678,252

		20,064,428
Information Technology - 7.4%
Communications Equipment - 0.5%
Juniper Networks, Inc. (I)	37,700	645,047
Computers & Peripherals - 1.0%
Diebold, Inc.	5,240	176,640
NCR Corp. (I)	54,209	1,263,612

		1,440,252
Electronic Equipment, Instruments & Components - 2.2%
Amphenol Corp., Class A (L)	25,779	1,517,868
Avnet, Inc. (I)	49,665	1,444,755

		2,962,623
IT Services - 0.7%
Amdocs, Ltd.	30,828	1,017,016
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	13,900	544,741
LSI Corp. (I)	210,838	1,456,891
Microchip Technology, Inc. (L)	41,032	1,343,388
ON Semiconductor Corp. (I)	114,061	703,756

		4,048,776

		10,113,714
Materials - 7.7%
Chemicals - 5.8%
Agrium, Inc.	6,685	691,630
Eastman Chemical Company	71,342	4,067,207
PPG Industries, Inc.	27,513	3,159,593

		7,918,430
Containers & Packaging - 0.4%
Rock-Tenn Company, Class A	8,092	584,081
Metals & Mining - 0.4%
Allegheny Technologies, Inc. (L)	7,295	232,711
Freeport-McMoRan Copper & Gold, Inc.	8,032	317,907

		550,618
Paper & Forest Products - 1.1%
Domtar Corp.	11,530	902,684

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
International Paper Company	13,831	$502,342

		1,405,026

		10,458,155
Telecommunication Services - 1.8%
Diversified Telecommunication Services - 1.1%
CenturyLink, Inc.	35,782	1,445,593
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. (I)	171,200	945,024

		2,390,617
Utilities - 9.5%
Electric Utilities - 3.4%
Entergy Corp.	16,260	1,126,818
NV Energy, Inc.	38,550	694,286
Pepco Holdings, Inc. (L)	40,042	756,794
Pinnacle West Capital Corp.	26,176	1,382,093
Xcel Energy, Inc.	19,926	552,149

		4,512,140
Gas Utilities - 0.4%
Questar Corp.	27,791	564,991
Multi-Utilities - 5.7%
Ameren Corp.	19,250	628,898
CenterPoint Energy, Inc.	75,916	1,617,011
DTE Energy Company	30,885	1,851,247
Sempra Energy	26,027	1,678,481
Wisconsin Energy Corp. (L)	52,748	1,987,017

		7,762,654

		12,839,785

TOTAL COMMON STOCKS (Cost $112,045,006)		$131,977,300

CONVERTIBLE BONDS - 0.2%
Materials - 0.2%
Construction Materials - 0.2%
Cemex SAB de CV
3.750%, 03/15/2018	$233,000	$229,940

TOTAL CONVERTIBLE BONDS (Cost $233,000)		$229,940

WARRANTS - 0.1%
Kinder Morgan, Inc. (Expiration Date:
05/25/2017; Strike Price: $40.00 ) (I)	24,669	86,095

TOTAL WARRANTS (Cost $42,614)		$86,095

RIGHTS - 0.0%
Liberty Ventures (Expiration Date: 10/09/2012,
Strike Price: $35.99) (I)	846	11,455

TOTAL RIGHTS (Cost $9,678)		$11,455

SECURITIES LENDING COLLATERAL - 11.8%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	1,610,838	16,122,229

TOTAL SECURITIES LENDING
COLLATERAL (Cost $16,121,822)		$16,122,229

253

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 2.5%
Commercial Paper - 2.5%
Chariot Funding LLC 0.070%, 10/01/2012 * $	3,400,000	$3,400,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,400,000)		$3,400,000

Total Investments (Mid Cap Value Equity Trust)
(Cost $131,852,120) - 111.7%		$151,827,019
Other assets and liabilities, net - (11.7%)		(15,892,570)

TOTAL NET ASSETS - 100.0%		$135,934,449

Mid Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.2%
Consumer Discretionary - 10.3%
Auto Components - 0.5%
Visteon Corp. (I)	92,400	$4,108,104
Diversified Consumer Services - 0.6%
Strayer Education, Inc. (L)	59,400	3,822,390
Weight Watchers International, Inc. (L)	7,548	398,534

		4,220,924
Hotels, Restaurants & Leisure - 1.1%
International Game Technology	473,100	6,192,879
WMS Industries, Inc. (I)(L)	142,100	2,327,598

		8,520,477
Leisure Equipment & Products - 1.6%
Hasbro, Inc. (L)	61,900	2,362,723
Mattel, Inc. (L)	212,700	7,546,596
Sankyo Company, Ltd.	55,200	2,566,055

		12,475,374
Media - 4.7%
Cablevision Systems Corp., Class A (L)	383,700	6,081,645
Charter Communications, Inc., Class A (I)	114,900	8,625,543
DISH Network Corp., Class A	157,600	4,824,136
DreamWorks Animation
SKG, Inc., Class A (I)(L)	388,200	7,465,086
Meredith Corp. (L)	28,781	1,007,335
Scholastic Corp. (L)	69,324	2,203,117
The Washington Post Company, Class B (L)	16,600	6,026,298

		36,233,160
Specialty Retail - 1.8%
Abercrombie & Fitch Company, Class A (L)	33,000	1,119,360
CarMax, Inc. (I)(L)	86,700	2,453,610
The Gap, Inc.	283,900	10,157,942

		13,730,912

		79,288,951
Consumer Staples - 9.6%
Beverages - 0.6%
Beam, Inc.	37,500	2,157,750
Brown-Forman Corp., Class B (L)	42,600	2,779,650

		4,937,400
Food & Staples Retailing - 3.2%
Sysco Corp. (L)	330,300	10,328,481
The Kroger Company	589,900	13,886,246

		24,214,727

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products - 4.1%
Archer-Daniels-Midland Company	279,200	$7,588,656
Campbell Soup Company (L)	88,500	3,081,570
Flowers Foods, Inc. (L)	324,200	6,542,356
Kellogg Company	137,800	7,118,748
McCormick & Company, Inc., Non
Voting Shares (L)	69,500	4,311,780
Tootsie Roll Industries, Inc. (L)	109,910	2,965,372

		31,608,482
Household Products - 0.7%
The Clorox Company	76,600	5,519,030
Personal Products - 1.0%
Avon Products, Inc.	476,400	7,598,580

		73,878,219
Energy - 8.9%
Energy Equipment & Services - 1.5%
Exterran Holdings, Inc. (I)(L)	557,422	11,304,518
Oil, Gas & Consumable Fuels - 7.4%
CONSOL Energy, Inc. (L)	250,500	7,527,525
Hess Corp.	204,900	11,007,228
Murphy Oil Corp.	210,500	11,301,745
Nexen, Inc.	371,600	9,416,344
QEP Resources, Inc.	289,200	9,156,072
Talisman Energy, Inc.	277,500	3,709,033
Valero Energy Corp.	169,500	5,369,760

		57,487,707

		68,792,225
Financials - 26.1%
Capital Markets - 6.3%
E*TRADE Financial Corp. (I)	1,179,544	10,391,783
Federated Investors, Inc., Class B (L)	42,000	868,980
Greenhill & Company, Inc. (L)	58,609	3,033,016
Janus Capital Group, Inc. (L)	113,368	1,070,194
Lazard, Ltd., Class A (L)	339,000	9,908,970
Legg Mason, Inc.	251,400	6,204,552
Northern Trust Corp.	361,200	16,765,098

		48,242,593
Commercial Banks - 5.9%
BankUnited, Inc.	153,100	3,767,791
CIT Group, Inc. (I)	330,600	13,022,334
Commerce Bancshares, Inc.	66,022	2,662,667
First Horizon National Corp. (L)	807,849	7,779,586
M&T Bank Corp. (L)	46,600	4,434,456
SunTrust Banks, Inc.	253,500	7,166,445
Westamerica Bancorp. (L)	136,600	6,427,030

		45,260,309
Insurance - 9.3%
Axis Capital Holdings, Ltd.	50,200	1,752,984
CNA Financial Corp.	104,500	2,800,600
Fidelity National Financial, Inc., Class A	454,000	9,711,060
First American Financial Corp.	596,000	12,915,320
Kemper Corp.	182,102	5,592,352
Loews Corp.	190,400	7,855,904
Marsh & McLennan Companies, Inc.	317,400	10,769,382
OneBeacon Insurance Group, Ltd., Class A (L)	75,400	1,013,376
The Progressive Corp.	405,700	8,414,218
White Mountains Insurance Group, Ltd.	21,400	10,985,476

		71,810,672
Real Estate Investment Trusts - 2.8%
Cousins Properties, Inc.	322,887	2,563,723

254

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
General Growth Properties, Inc.	142,329	$2,772,569
Prologis, Inc.	47,376	1,659,581
Weingarten Realty Investors	134,000	3,766,740
Weyerhaeuser Company	407,536	10,652,991

		21,415,604
Real Estate Management & Development - 1.2%
Forest City Enterprises, Inc., Class A (I)(L)	158,400	2,510,640
The Howard Hughes Corp. (I)	37,600	2,671,480
The St. Joe Company (I)(L)	202,217	3,943,232

		9,125,352
Thrifts & Mortgage Finance - 0.6%
Capitol Federal Financial, Inc.	416,998	4,987,296

		200,841,826
Health Care - 7.0%
Health Care Equipment & Supplies - 0.9%
STERIS Corp.	36,800	1,305,296
Wright Medical Group, Inc. (I)(L)	178,900	3,955,479
Zimmer Holdings, Inc.	19,900	1,345,638

		6,606,413
Health Care Providers & Services - 3.3%
HealthSouth Corp. (I)(L)	366,670	8,822,080
Kindred Healthcare, Inc. (I)(L)	222,900	2,536,602
Quest Diagnostics, Inc.	111,800	7,091,474
Select Medical Holdings Corp. (I)	250,400	2,811,992
Tenet Healthcare Corp. (I)	693,200	4,346,364

		25,608,512
Life Sciences Tools & Services - 0.7%
Life Technologies Corp. (I)	114,200	5,582,096
Pharmaceuticals - 2.1%
Forest Laboratories, Inc. (I)	185,200	6,594,972
Hospira, Inc. (I)	297,400	9,760,668

		16,355,640

		54,152,661
Industrials - 8.3%
Aerospace & Defense - 2.7%
Raytheon Company (L)	92,400	5,281,584
Textron, Inc. (L)	583,200	15,262,344

		20,543,928
Airlines - 1.6%
Southwest Airlines Company (L)	1,438,400	12,614,768
Commercial Services & Supplies - 1.1%
ACCO Brands Corp. (I)	169,418	1,099,523
Cintas Corp. (L)	180,800	7,494,160

		8,593,683
Electrical Equipment - 0.5%
The Babcock & Wilcox Company (I)	156,104	3,975,969
Machinery - 1.1%
Ingersoll-Rand PLC	191,900	8,600,958
Professional Services - 1.2%
Manpower, Inc.	243,400	8,957,120
Road & Rail - 0.1%
Ryder Systems, Inc.	13,100	511,686

		63,798,112
Information Technology - 6.9%
Communications Equipment - 0.7%
ADTRAN, Inc. (L)	200,400	3,462,912

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Tellabs, Inc.	495,800	$1,755,132

		5,218,044
Computers & Peripherals - 0.3%
NetApp, Inc. (I)	76,500	2,515,320
Electronic Equipment, Instruments & Components - 1.5%
AVX Corp.	302,700	2,902,893
Molex, Inc., Class A	389,527	8,460,526

		11,363,419
IT Services - 2.7%
Automatic Data Processing, Inc.	10,800	633,528
CoreLogic, Inc. (I)	452,100	11,994,213
Lender Processing Services, Inc.	300,300	8,375,367

		21,003,108
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	587,700	6,561,671
ASML Holding NV (L)	51,683	2,774,343
Marvell Technology Group, Ltd.	60,200	550,830
ON Semiconductor Corp. (I)	380,200	2,345,834

		12,232,678
Software - 0.1%
Electronic Arts, Inc. (I)	83,500	1,059,615

		53,392,184
Materials - 7.5%
Chemicals - 1.5%
International Flavors & Fragrances, Inc.	101,400	6,041,412
The Scotts Miracle-Gro Company, Class A (L)	132,100	5,742,387

		11,783,799
Construction Materials - 1.1%
Vulcan Materials Company (L)	183,907	8,698,801
Containers & Packaging - 1.2%
Packaging Corp. of America	242,900	8,817,270
Metals & Mining - 2.7%
Agnico Eagle Mines, Ltd.	14,593	757,085
AngloGold Ashanti, Ltd., ADR	225,600	7,907,280
Franco-Nevada Corp. (L)	70,200	4,138,023
Newmont Mining Corp.	147,600	8,267,076

		21,069,464
Paper & Forest Products - 1.0%
MeadWestvaco Corp.	240,900	7,371,540

		57,740,874
Telecommunication Services - 1.2%
Wireless Telecommunication Services - 1.2%
Telephone & Data Systems, Inc. (L)	353,336	9,048,935
Utilities - 7.4%
Electric Utilities - 3.7%
American Electric Power Company, Inc.	138,600	6,090,084
Duke Energy Corp.	33,833	2,192,378
FirstEnergy Corp.	189,511	8,357,435
Pepco Holdings, Inc. (L)	134,500	2,542,050
PPL Corp.	322,400	9,365,720

		28,547,667
Independent Power Producers & Energy Traders - 2.8%
Calpine Corp. (I)	458,100	7,925,130
GenOn Energy, Inc. (I)	3,769,786	9,537,559
NRG Energy, Inc. (L)	191,400	4,094,046

		21,556,735

255

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities - 0.9%
NiSource, Inc.	196,200	$4,999,176
TECO Energy, Inc.	102,700	1,821,898

		6,821,074

		56,925,476

TOTAL COMMON STOCKS (Cost $630,349,111)		$717,859,463

CONVERTIBLE BONDS - 0.3%
Materials - 0.3%
Alcoa, Inc. 5.250%, 03/15/2014	$1,527,000	$2,268,549

TOTAL CONVERTIBLE BONDS (Cost $2,459,327)		$2,268,549

SECURITIES LENDING COLLATERAL - 15.2%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	11,704,086	$117,141,518

TOTAL SECURITIES LENDING
COLLATERAL (Cost $117,134,718)		$117,141,518

SHORT-TERM INVESTMENTS - 6.5%
Money Market Funds - 6.5%
State Street Institutional U.S. Government
Money Market Fund, 0.0469% (Y)	1,028,794	1,028,794
T. Rowe Price Reserve Investment
Fund, 0.1066% (Y)	49,238,197	49,238,197

		50,266,991

TOTAL SHORT-TERM INVESTMENTS (Cost $50,266,991)		$50,266,991

Total Investments (Mid Value Trust)
(Cost $800,210,147) - 115.2%		$887,536,521
Other assets and liabilities, net - (15.2%)		(117,369,294)

TOTAL NET ASSETS - 100.0%		$770,167,227

Money Market Trust
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER - 14.9%
Bank of New York Mellon Corp. 0.100%,
10/02/2012 *	$150,000,000	$149,999,583
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.440%,
03/12/2013 *	10,000,000	9,980,200
Barclays U.S. Funding LLC 0.150%,
10/02/2012 *	50,000,000	49,999,792
Barclays U.S. Funding LLC 0.050%,
10/01/2012 *	85,000,000	85,000,000
CPPIB Capital, Inc. 0.110%, 10/04/2012 *	3,800,000	3,799,965
Deutsche Bank Financial LLC 0.140%,
10/15/2012 *	7,872,000	7,871,571
General Electric Capital Corp. 0.060%,
10/01/2012 *	25,000,000	25,000,000
National Australia Funding 0.330%,
09/10/2013 *	30,000,000	29,905,400
Sigma-Aldrich Corp. 0.130%, 10/04/2012 *	63,819,000	63,818,309
Sigma-Aldrich Corp. 0.120%, 10/03/2012 *	3,676,000	3,675,975
Wal-Mart Stores, Inc. 0.090%, 10/03/2012 *	54,000,000	53,999,730

TOTAL COMMERCIAL PAPER (Cost $483,050,525)		$483,050,525

Money Market Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE INTEREST-BEARING
OBLIGATIONS - 29.5%
American Honda Finance Corp.
0.593%, 05/02/2013 (P)(S)*	$13,000,000	$13,009,749
American Honda Finance Corp.
0.519%, 08/02/2013 (P)(S)*	75,000,000	75,000,000
ANZ National International, Ltd.
0.508%, 04/12/2013 (P)(S)*	50,000,000	50,000,000
Credit Suisse New York 5.000%, 05/15/2013 *	20,000,000	20,548,030
Deutsche Bank AG 4.875%, 05/20/2013 *	12,750,000	13,095,068
General Electric Capital Corp. 5.450%,
01/15/2013 *	35,000,000	35,499,434
General Electric Capital Corp. 5.250%,
10/19/2012 *	32,367,000	32,438,573
General Electric Capital Corp. 4.800%,
05/01/2013 *	20,000,000	20,482,724
General Electric Capital Corp. 1.875%,
09/16/2013 *	37,600,000	38,127,085
JPMorgan Chase & Company 5.375%,
10/01/2012 *	58,030,000	58,030,000
JPMorgan Chase & Company 4.750%,
05/01/2013 *	78,795,000	80,687,797
JPMorgan Chase & Company 1.650%,
09/30/2013 *	13,000,000	13,158,286
JPMorgan Chase & Company
0.617%, 12/26/2012 (P)*	86,796,000	86,907,446
National Australia Bank, Ltd.
0.538%, 04/10/2013 (P)*	50,000,000	50,000,000
Toyota Motor Credit Corp. 0.532%,
07/25/2013 *	60,000,000	60,000,000
Toyota Motor Credit Corp.
0.499%, 06/13/2013 (P)*	85,000,000	85,000,000
Wachovia Corp. 5.500%, 05/01/2013 *	75,000,000	77,046,261
Wachovia Corp. 2.215%, 05/01/2013 (P)*	30,000,000	30,306,137
Wells Fargo & Company 4.375%,
01/31/2013 *	50,000,000	50,626,944
Westpac Banking Corp.
1.010%, 04/08/2013 (P)(S)*	18,470,000	18,512,917
Westpac Banking Corp.
0.550%, 04/12/2013 (P)(S)*	50,000,000	50,000,000

TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $958,476,451)		$958,476,451

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 18.5%
U.S. Government - 17.9%
U.S. Treasury Bill
0.055%, 10/25/2012 *	150,000,000	149,994,500
0.070%, 10/18/2012 *	155,500,000	155,494,860
0.095%, 10/11/2012 *	250,000,000	249,993,403
0.145%, 01/31/2013 *	24,700,000	24,687,863
U.S. Government Agency - 0.6%
Federal Home Loan Bank 0.080%,
10/01/2012 *	12,800,000	12,800,000
Federal Home Loan Mortgage Corp.
0.280%, 10/12/2012 (P)*	7,000,000	7,000,043

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $599,970,669)		$599,970,669

CERTIFICATE OF DEPOSIT - 37.0%
Australia & New Zealand Banking Group, Ltd.
0.466%, 05/16/2013 *	80,000,000	80,005,025
Bank of Montreal
0.140%, 10/01/2012*	100,000,000	100,000,000
0.110%, 10/05/2012 *	50,000,000	50,000,000

256

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or
	Principal
	Amount	Value

CERTIFICATE OF DEPOSIT (continued)
Bank of Nova Scotia
0.875%, 10/18/2013 *	$40,000,000	$40,164,299
0.540%, 10/12/2012 (P)*	20,000,000	20,000,000
0.470%, 04/18/2013 (P)*	60,000,000	60,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.717%, 05/14/2013 (P)*	80,000,000	80,004,981
0.520%, 11/26/2012 *	25,000,000	25,000,000
0.520%, 12/03/2012 *	40,000,000	40,000,349
Canadian Imperial Bank of Commerce
0.540%, 06/05/2013 (P)*	50,000,000	50,003,424
0.465%, 10/17/2012 (P)*	53,000,000	53,000,000
Credit Suisse New York 0.450%, 12/04/2012 *	50,000,000	49,996,804
Deutsche Bank AG 1.105%, 01/18/2013 *	13,200,000	13,225,722
National Bank of Canada
0.610%, 10/12/2012 (P)*	40,000,000	40,000,000
0.518%, 06/18/2013 *	50,000,000	50,000,000
0.380%, 09/13/2013 *	50,000,000	50,000,000
Royal Bank of Canada
0.770%, 11/28/2012 *	75,000,000	75,000,000
0.580%, 10/05/2012 (P)*	100,000,000	100,000,000
Toronto-Dominion Bank
0.330%, 09/10/2013 *	50,000,000	50,000,000
0.160%, 10/30/2012 *	75,000,000	75,000,000
Westpac Banking Corp. 0.590%, 04/24/2013 *	100,000,000	100,000,000

TOTAL CERTIFICATE OF DEPOSIT (Cost $1,201,400,604)		$1,201,400,604

Total Investments (Money Market Trust)
(Cost $3,242,898,249) - 99.9%		$3,242,898,249
Other assets and liabilities, net - 0.1%		3,277,577

TOTAL NET ASSETS - 100.0%		$3,246,175,826

Money Market Trust B
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER - 22.2%
Bank of New York Mellon Corp. 0.100%,
10/02/2012 *	26,000,000	$25,999,928
Bank of Nova Scotia 0.125%, 10/03/2012 *	6,000,000	5,999,958
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.430%,
03/13/2013 *	5,000,000	4,990,265
Barclays U.S. Funding LLC 0.050%,
10/01/2012 *	5,000,000	5,000,000
BMW US Capital LLC 0.150%, 10/01/2012 *	4,750,000	4,750,000
CPPIB Capital, Inc. 0.110%, 10/01/2012 *	4,953,000	4,953,000
Deutsche Bank Financial LLC 0.140%,
10/18/2012 *	20,400,000	20,398,651
National Australia Funding 0.330%,
09/10/2013 *	5,000,000	4,984,233
Old Line Funding LLC 0.150%, 10/03/2012 *	7,000,000	6,999,942
Sigma-Aldrich Corp. 0.120%, 10/05/2012 *	15,000,000	14,999,800
United Technologies Corp. 0.120%,
10/01/2012 *	5,000,000	5,000,000
Wal-Mart Stores, Inc. 0.090%, 10/03/2012 *	15,000,000	14,999,925
Wal-Mart Stores, Inc. 0.090%, 10/25/2012 *	2,377,000	2,376,857

TOTAL COMMERCIAL PAPER (Cost $121,452,559)		$121,452,559

CORPORATE INTEREST-BEARING
OBLIGATIONS - 25.4%
American Honda Finance Corp.
0.519%, 08/02/2013 (P)(S)*	10,000,000	10,000,000

Money Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE INTEREST-BEARING
OBLIGATIONS (continued)
American Honda Finance Corp.
0.593%, 05/02/2013 (P)(S)*	$2,000,000	$2,001,500
ANZ National International, Ltd.
0.508%, 04/12/2013 (P)(S)*	10,000,000	10,000,000
Credit Suisse New York 5.000%, 05/15/2013 *	5,000,000	5,137,008
Deutsche Bank AG 4.875%, 05/20/2013 *	2,250,000	2,310,894
General Electric Capital Corp. 1.875%,
09/16/2013 *	2,400,000	2,433,644
General Electric Capital Corp. 4.800%,
05/01/2013 *	5,000,000	5,120,681
General Electric Capital Corp. 5.250%,
10/19/2012 *	4,735,000	4,745,470
General Electric Capital Corp. 5.450%,
01/15/2013 *	5,000,000	5,071,348
General Electric Company 5.000%,
02/01/2013 *	5,000,000	5,075,643
JPMorgan Chase & Company 1.650%,
09/30/2013 *	2,000,000	2,024,352
JPMorgan Chase & Company 4.750%,
05/01/2013 *	13,000,000	13,311,957
JPMorgan Chase & Company 5.375%,
10/01/2012 *	10,052,000	10,052,000
National Australia Bank, Ltd.
0.538%, 04/10/2013 (P)*	7,000,000	7,000,000
Toyota Motor Credit Corp.
0.499%, 06/13/2013 (P)*	15,000,000	15,000,000
Toyota Motor Credit Corp.
0.532%, 07/25/2013 (P)*	10,000,000	10,000,000
Wachovia Corp. 2.215%, 05/01/2013 (P)*	4,553,000	4,599,461
Wachovia Corp. 5.500%, 05/01/2013 *	15,000,000	15,409,252
Wells Fargo & Company 4.375%,
01/31/2013 *	5,000,000	5,062,694
Westpac Banking Corp.
0.550%, 04/12/2013 (P)(S)*	5,000,000	5,000,000

TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $139,355,904)		$139,355,904

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 17.5%
U.S. Government - 17.3%
U.S. Treasury Bill
0.055%, 10/25/2012 *	50,000,000	49,998,167
0.095%, 10/11/2012 *	24,950,000	24,949,342
0.145%, 01/31/2013 to 05/02/2013 *	15,000,000	14,990,796
0.168%, 04/04/2013 *	5,000,000	4,995,696
U.S. Government Agency - 0.2%
Federal Home Loan Mortgage Corp.
0.280%, 10/12/2012 (P)*	1,000,000	1,000,006

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $95,934,007)		$95,934,007

CERTIFICATE OF DEPOSIT - 35.7%
Australia & New Zealand Banking Group, Ltd.
0.437%, 05/16/2013 *	10,000,000	10,000,628
Bank of Montreal 0.140%, 10/01/2012 *	25,000,000	25,000,000
Bank of Nova Scotia
0.470%, 04/18/2013 (P)*	10,000,000	10,000,000
0.540%, 10/12/2012 (P)*	3,500,000	3,500,000
0.875%, 10/18/2013 (P)*	6,500,000	6,526,699
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.520%, 11/26/2012 *	5,000,000	5,000,000
0.520%, 12/03/2012 *	5,000,000	5,000,044
0.687%, 05/14/2013 (P)*	10,000,000	10,000,623

257

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Money Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CERTIFICATE OF DEPOSIT (continued)
Canadian Imperial Bank of Commerce
0.465%, 10/17/2012 (P)*	$7,000,000	$7,000,000
0.481%, 04/04/2013 (P)*	8,000,000	8,000,000
0.540%, 06/05/2013 (P)*	10,000,000	10,000,685
Credit Suisse New York 0.450%, 12/04/2012 *	5,000,000	5,000,000
Deutsche Bank AG 1.105%, 01/18/2013 (P)*	2,340,000	2,344,560
National Bank of Canada
0.380%, 09/13/2013 (P)*	8,000,000	8,000,000
0.435%, 06/18/2013 *	5,000,000	5,000,000
0.610%, 10/12/2012 (P)*	7,000,000	7,000,000
Royal Bank of Canada
0.580%, 10/05/2012 (P)*	15,000,000	15,000,000
0.770%, 11/28/2012 *	10,000,000	10,000,000
Toronto-Dominion Bank
0.160%, 10/24/2012 *	20,000,000	20,000,000
0.330%, 09/10/2013 *	5,000,000	5,000,000
Westpac Banking Corp.
0.590%, 04/24/2013 *	15,000,000	15,000,000
0.650%, 02/12/2013 *	3,000,000	3,000,439

TOTAL CERTIFICATE OF DEPOSIT (Cost $195,373,678)		$195,373,678

Total Investments (Money Market Trust B)
(Cost $552,116,148) - 100.8%		$552,116,148
Other assets and liabilities, net - (0.8%)		(4,114,389)

TOTAL NET ASSETS - 100.0%		$548,001,759

Mutual Shares Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 84.1%
Consumer Discretionary - 8.4%
Automobiles - 0.8%
General Motors Company (I)	226,720	$5,157,873
Media - 6.9%
British Sky Broadcasting Group PLC	469,964	5,646,014
CBS Corp., Class B	187,137	6,798,687
Comcast Corp., Special Class A	37,717	1,312,552
News Corp., Class B	420,126	10,419,125
Reed Elsevier PLC	790,410	7,567,369
Time Warner Cable, Inc.	129,603	12,320,061

		44,063,808
Multiline Retail - 0.7%
Kohl’s Corp.	84,260	4,315,797
Textiles, Apparel & Luxury Goods - 0.0%
Cie Financiere Richemont SA	2,634	157,929

		53,695,407
Consumer Staples - 16.7%
Beverages - 2.5%
Coca-Cola Enterprises, Inc.	135,677	4,242,620
Dr. Pepper Snapple Group, Inc.	111,732	4,975,426
Pernod-Ricard SA	59,539	6,690,746

		15,908,792
Food & Staples Retailing - 4.6%
CVS Caremark Corp.	276,214	13,374,282
The Kroger Company	331,604	7,805,958
Wal-Mart Stores, Inc.	47,155	3,480,039

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Walgreen Company	130,216	$4,745,071

		29,405,350
Food Products - 3.0%
General Mills, Inc.	146,031	5,819,335
Kraft Foods, Inc. (I)	322,835	13,349,227

		19,168,562
Personal Products - 0.3%
Avon Products, Inc.	123,497	1,969,777
Tobacco - 6.3%
Altria Group, Inc.	191,071	6,379,861
British American Tobacco PLC	246,940	12,697,317
Imperial Tobacco Group PLC	277,620	10,290,534
Lorillard, Inc.	41,748	4,861,555
Philip Morris International, Inc.	45,744	4,114,215
Reynolds American, Inc.	35,112	1,521,754

		39,865,236

		106,317,717
Energy - 11.2%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	163,796	7,408,493
Ensco PLC, Class A	50,628	2,762,264
Transocean, Ltd.	124,900	5,606,761

		15,777,518
Oil, Gas & Consumable Fuels - 8.7%
Apache Corp.	93,420	8,078,027
BP PLC	610,393	4,308,275
CONSOL Energy, Inc. (L)	217,360	6,531,668
Marathon Oil Corp.	384,813	11,378,920
Marathon Petroleum Corp.	48,592	2,652,637
Murphy Oil Corp.	78,070	4,191,578
Nexen, Inc.	244,770	6,202,472
Royal Dutch Shell PLC, A Shares	314,207	10,883,201
WPX Energy, Inc. (I)	54,372	902,031

		55,128,809

		70,906,327
Financials - 15.2%
Capital Markets - 0.9%
Morgan Stanley	330,472	5,532,101
Commercial Banks - 3.2%
Bond Street Holdings LLC, Class A (I)(S)	60,504	1,119,324
CIT Group, Inc. (I)	84,645	3,334,167
Guaranty Bancorp (I)	21,927	44,293
KB Financial Group, Inc.	45,036	1,590,600
PNC Financial Services Group, Inc.	171,574	10,826,319
Wells Fargo & Company	105,990	3,659,835

		20,574,538
Diversified Financial Services - 2.6%
AET&D Holdings No 1, Ltd. (I)	534,996	1
Citigroup, Inc.	164,115	5,369,843
Deutsche Boerse AG	20,534	1,137,180
ING Groep NV (I)	463,509	3,684,642
JPMorgan Chase & Company	104,970	4,249,186
NYSE Euronext	98,595	2,430,367

		16,871,219
Insurance - 7.1%
ACE, Ltd.	115,542	8,734,975
Alleghany Corp. (I)	18,804	6,486,252
American International Group, Inc. (I)	303,475	9,950,945

258

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
CNO Financial Group, Inc.	140,706	$1,357,813
MetLife, Inc.	115,990	3,997,015
White Mountains Insurance Group, Ltd. (L)	20,381	10,462,383
Zurich Insurance Group AG (I)	15,769	3,926,348

		44,915,731
Real Estate Investment Trusts - 0.9%
Alexander’s, Inc.	13,593	5,810,872
Real Estate Management & Development - 0.5%
Canary Wharf Group PLC (I)	555,649	1,990,461
Forestar Group, Inc. (I)(L)	64,569	1,075,720

		3,066,181

		96,770,642
Health Care - 10.4%
Biotechnology - 0.4%
Amgen, Inc.	33,981	2,865,278
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (I)	684,504	3,929,053
Medtronic, Inc.	230,685	9,947,137

		13,876,190
Health Care Providers & Services - 2.1%
Cigna Corp.	170,971	8,064,702
Community Health Systems, Inc. (I)	58,797	1,713,345
WellPoint, Inc.	57,686	3,346,365

		13,124,412
Pharmaceuticals - 5.7%
Eli Lilly & Company	50,772	2,407,101
Hospira, Inc. (I)	80,603	2,645,390
Merck & Company, Inc.	444,780	20,059,578
Pfizer, Inc.	306,162	7,608,126
Teva Pharmaceutical Industries, Ltd., ADR	88,990	3,685,076

		36,405,271

		66,271,151
Industrials - 4.8%
Aerospace & Defense - 1.5%
GenCorp, Inc. (I)(L)	92,209	875,063
Huntington Ingalls Industries, Inc. (I)	100,004	4,205,168
Raytheon Company	76,157	4,353,134

		9,433,365
Building Products - 0.8%
Owens Corning, Inc. (I)	164,695	5,510,695
Machinery - 1.4%
Federal Signal Corp. (I)	140,014	884,888
Oshkosh Corp. (I)	120,640	3,309,155
Stanley Black & Decker, Inc.	59,782	4,558,378

		8,752,421
Marine - 1.1%
A P Moller Maersk A/S, Series A	950	6,809,436

		30,505,917
Information Technology - 8.3%
Communications Equipment - 1.4%
Cisco Systems, Inc.	393,810	7,517,833
Research In Motion, Ltd. (I)(L)	129,910	974,325

		8,492,158
Computers & Peripherals - 0.7%
Hewlett-Packard Company	259,350	4,424,511

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 0.9%
TE Connectivity, Ltd.	166,850	$5,674,569
Internet Software & Services - 0.9%
Google, Inc., Class A (I)	7,682	5,796,069
Office Electronics - 1.0%
Xerox Corp.	866,914	6,363,149
Software - 3.4%
Microsoft Corp.	495,256	14,748,724
Nintendo Company, Ltd.	13,665	1,718,325
Symantec Corp. (I)	292,910	5,272,380

		21,739,429

		52,489,885
Materials - 3.8%
Chemicals - 0.7%
Linde AG	25,935	4,471,396
Metals & Mining - 0.6%
ThyssenKrupp AG	183,944	3,916,431
Paper & Forest Products - 2.5%
Domtar Corp.	25,220	1,974,474
International Paper Company	282,516	10,260,981
MeadWestvaco Corp.	108,391	3,316,765

		15,552,220

		23,940,047
Telecommunication Services - 2.0%
Diversified Telecommunication Services - 0.1%
Cable & Wireless Communications PLC	781,018	455,624
Wireless Telecommunication Services - 1.9%
Vodafone Group PLC	4,203,728	11,964,067

		12,419,691
Utilities - 3.3%
Electric Utilities - 1.2%
Entergy Corp.	39,973	2,770,129
Exelon Corp.	139,455	4,961,809

		7,731,938
Independent Power Producers & Energy Traders - 0.8%
NRG Energy, Inc. (L)	223,289	4,776,152
Multi-Utilities - 1.3%
E.ON AG	237,101	5,634,713
GDF Suez	116,226	2,604,663

		8,239,376

		20,747,466

TOTAL COMMON STOCKS (Cost $474,734,386)		$534,064,250

CORPORATE BONDS - 1.7%
Consumer Discretionary - 0.2%
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016	$1,404,000	$982,800
Tropicana Entertainment LLC
9.625%, 12/15/2014 (H)	1,180,000	0

		982,800
Energy - 0.3%
Energy Future Intermediate
Holding Company LLC
11.000%, 10/01/2021	540,000	559,575
11.750%, 03/01/2022 (S)	1,453,000	1,543,813

		2,103,388

259

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials - 0.2%
Realogy Corp.
7.875%, 02/15/2019 (S)	$611,000	$641,550
9.000%, 01/15/2020 (S)	270,000	297,675
11.500%, 04/15/2017	437,000	468,683

		1,407,908
Industrials - 0.2%
American Airlines, Inc.
7.500%, 03/15/2016 (H)(S)	1,606,000	1,614,030
Telecommunication Services - 0.2%
Wind Acquisition Finance SA
7.375%, 02/15/2018 (S)	422,000	497,937
11.750%, 07/15/2017 (S)	113,000	106,503
11.750%, 07/15/2017 (S)	329,000	387,902

		992,342
Utilities - 0.6%
Texas Competitive Electric Holdings
Company LLC
11.500%, 10/01/2020 (S)	4,128,000	3,230,160
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015	1,116,000	301,320

		3,531,480

TOTAL CORPORATE BONDS (Cost $11,875,251)		$10,631,948

CONVERTIBLE BONDS - 0.5%
Financials - 0.5%
iStar Financial, Inc.
0.960%, 10/01/2012 (P)	$2,181,000	$2,164,643
Realogy Corp.
11.000%, 04/15/2018 (S)	1,036,180	974,009

		3,138,652

TOTAL CONVERTIBLE BONDS (Cost $3,032,385)		$3,138,652

TERM LOANS (M) - 2.4%
Consumer Discretionary - 1.2%
Clear Channel Communications, Inc.
3.866%, 01/28/2016	3,843,559	3,135,502
3.866%, 01/28/2016	766,135	612,908
3.866%, 01/29/2016	654,537	523,630
Tribune Company
- 06/04/2014 (H)	4,289,000	3,235,759
- 06/04/2014 (H)	340,000	255,708

		7,763,507
Financials - 0.3%
iStar Financial, Inc.
5.000%, 06/28/2013	160,334	160,267
5.250%, 03/18/2016	83,153	83,725
7.000%, 06/30/2014	230,000	230,920
7.000%, 03/17/2017	390,000	399,425
Realogy Corp.
0.665%, 04/18/2016	604,143	546,749
13.500%, 10/15/2017	657,000	661,106

		2,082,192
Industrials - 0.1%
Navistar Inc
7.000%, 08/17/2017	387,000	392,321

Mutual Shares Trust (continued)
	Shares or
	Principle
	Amount	Value

TERM LOANS (M) (continued)
Utilities - 0.8%
Texas Competitive Electric Holdings
Company LLC
4.757%, 10/10/2017	$7,466,240	$5,124,872

TOTAL TERM LOANS (Cost $16,644,815)		$15,362,892

SECURITIES LENDING COLLATERAL - 1.6%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	1,016,004	$10,168,780

TOTAL SECURITIES LENDING
COLLATERAL (Cost $10,168,739)		$10,168,780

SHORT-TERM INVESTMENTS - 11.1%
U.S. Government - 9.1%
U.S. Treasury Bill
0.080%, 10/18/2012	5,000,000	$4,999,845
0.080%, 10/11/2012	5,300,000	5,299,921
0.080%, 10/25/2012	2,700,000	2,699,900
0.085%, 10/04/2012	4,000,000	3,999,984
0.085%, 12/06/2012	1,100,000	1,099,844
0.085%, 01/03/2013	4,000,000	3,999,192
0.090%, 11/29/2012	1,000,000	999,893
0.090%, 11/15/2012	3,000,000	2,999,709
0.090%, 01/17/2013	3,000,000	2,999,325
0.090%, 11/23/2012	500,000	499,945
0.095%, 12/27/2012	2,000,000	1,999,554
0.095%, 12/13/2012	3,000,000	2,999,499
0.100%, 01/31/2013	3,000,000	2,999,085
0.110%, 02/07/2013	7,000,000	6,997,368
0.110%, 02/21/2013	4,000,000	3,998,212
0.130%, 03/21/2013	6,000,000	5,996,226
0.130%, 03/14/2013	3,500,000	3,497,848

		58,085,350
Repurchase Agreement - 2.0%
Repurchase Agreement with State Street Corp.
dated 09/28/2012 at 0.010% to be
repurchased at $12,553,010 on 10/01/2012,
collateralized by $12,790,000 Federal Home
Loan Bank, 0.350% due 07/17/2013 (valued
at $12,805,988 including interest)	12,553,000	12,553,000

TOTAL SHORT-TERM INVESTMENTS (Cost $70,635,037)		$70,638,350

Total Investments (Mutual Shares Trust)
(Cost $587,090,613) - 101.4%		$644,004,872
Other assets and liabilities, net - (1.4%)		(8,596,213)

TOTAL NET ASSETS - 100.0%		$635,408,659

SALE COMMITMENTS OUTSTANDING - (0.1)%

	Shares or
	Principle
	Amount	Value

SALE COMMITMENTS OUTSTANDING

260

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

	Shares or
	Principal
	Amount	Value

Food Products - (0.1)%
Kraft Foods Group, Inc.	(16,631)	$(742,574)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(767,573))		$(742,574)

Natural Resources Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.2%
Energy - 58.2%
Energy Equipment & Services - 6.0%
Baker Hughes, Inc.	27,650	$1,250,610
Cameron International Corp. (I)	22,700	1,272,789
Dril-Quip, Inc. (I)(L)	14,600	1,049,448
National Oilwell Varco, Inc. (L)	18,850	1,510,074
Noble Corp. (I)	31,200	1,116,336
Patterson-UTI Energy, Inc.	91,350	1,446,984
Schlumberger, Ltd.	36,650	2,650,895
Tidewater, Inc.	19,550	948,762

		11,245,898
Oil, Gas & Consumable Fuels - 52.2%
Alpha Natural Resources, Inc. (I)	120,200	789,714
Anadarko Petroleum Corp.	36,450	2,548,584
ARC Resources, Ltd.	128,100	3,114,220
BG Group PLC	205,196	4,155,034
BP PLC, ADR	56,637	2,399,143
Cabot Oil & Gas Corp.	64,600	2,900,540
Canadian Natural Resources, Ltd.	28,170	869,084
Chesapeake Energy Corp. (L)	48,518	915,535
Chevron Corp.	31,690	3,693,786
Cobalt International Energy, Inc. (I)(L)	34,100	759,407
Concho Resources, Inc. (I)	20,715	1,962,746
ConocoPhillips	33,200	1,898,376
CONSOL Energy, Inc. (L)	36,121	1,085,436
Denbury Resources, Inc. (I)	228,013	3,684,690
Encana Corp. (L)	47,454	1,039,248
EOG Resources, Inc.	17,118	1,918,072
EQT Corp.	48,414	2,856,426
Imperial Oil, Ltd.	60,400	2,780,212
Kosmos Energy, Ltd. (I)	11,900	135,541
Laredo Petroleum Holdings, Inc. (I)	40,000	879,200
Marathon Petroleum Corp.	34,350	1,875,167
New Hope Corp., Ltd	300	1,397
Occidental Petroleum Corp.	49,200	4,234,152
Oil Search, Ltd.	718,974	5,503,423
Ophir Energy PLC (I)	189,542	1,864,817
Peabody Energy Corp. (L)	118,100	2,632,449
Petroleo Brasileiro SA, ADR	67,852	1,556,525
Peyto Exploration & Development Corp.	205,306	5,057,991
Phillips 66	52,650	2,441,381
Pioneer Natural Resources Company	14,150	1,477,260
QEP Resources, Inc.	78,800	2,494,808
Range Resources Corp.	55,600	3,884,772
Reliance Industries, Ltd.	71,108	1,123,525
Reliance Industries, Ltd., GDR (London
Stock Exchange) (S)	14,736	463,819
Repsol SA	71,780	1,397,102
Repsol SA, ADR	35,700	689,010
Salamander Energy PLC (I)	716,097	2,318,548
Sasol, Ltd., ADR	29,650	1,321,797
Southwestern Energy Company (I)	198,800	6,914,264
Statoil ASA, ADR (L)	79,700	2,055,463
Suncor Energy, Inc.	69,878	2,298,703

Natural Resources Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Talisman Energy, Inc.	130,715	$1,741,124
Tesoro Corp.	25,100	1,051,690
Tullow Oil PLC	131,839	2,924,364
Whiting Petroleum Corp. (I)	23,000	1,089,740

		98,798,285

		110,044,183
Financials - 0.6%
Diversified Financial Services - 0.6%
PICO Holdings, Inc. (I)	51,000	1,163,820
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Mineral Resources, LTD.	26,610	211,564
Materials - 32.0%
Chemicals - 5.8%
FMC Corp.	41,332	2,288,966
LyondellBasell Industries NV, Class A	41,050	2,120,643
Praxair, Inc.	16,600	1,724,408
The Mosaic Company	82,500	4,752,825

		10,886,842
Construction Materials - 2.7%
CRH PLC (London Exchange)	75,346	1,454,357
Martin Marietta Materials, Inc.	43,900	3,637,993

		5,092,350
Metals & Mining - 23.5%
Alumina, Ltd.	1,593,859	1,388,661
Anglo American Platinum, Ltd. (L)	18,506	952,928
AngloGold Ashanti, Ltd., ADR	25,533	894,932
Antofagasta PLC	210,724	4,314,010
ArcelorMittal (L)	94,350	1,362,414
Barrick Gold Corp.	29,650	1,238,960
BHP Billiton PLC	141,541	4,420,174
Compania de Minas Buenaventura SA, ADR	33,000	1,285,680
Compass Minerals International, Inc.	54,830	4,089,770
First Quantum Minerals, Ltd.	95,100	2,026,594
Fortescue Metals Group, Ltd. (L)	445,323	1,591,255
Freeport-McMoRan Copper & Gold, Inc.	89,150	3,528,557
Glencore International PLC (L)	450,665	2,505,423
Goldcorp, Inc. (Toronto Exchange)	64,800	2,971,080
Goldcorp, Inc. (Toronto Exchange)	25,700	1,180,041
Iluka Resources, Ltd.	285,287	2,880,572
Kinross Gold Corp.	116,900	1,193,549
Mongolian Mining Corp. (I)	2,060,000	937,433
New Gold, Inc. (I)	119,401	1,459,080
Teck Resources, Ltd., Class B (L)	50,663	1,492,025
Turquoise Hill Resources, Ltd. (I)	186,200	1,578,976
Vedanta Resources PLC (L)	75,361	1,260,057

		44,552,171
Paper & Forest Products - 0.0%
Sino-Forest Corp. (I)(L)	276,300	0

		60,531,363
Utilities - 2.3%
Independent Power Producers & Energy Traders - 2.3%
Calpine Corp. (I)(L)	249,250	4,312,025

TOTAL COMMON STOCKS (Cost $177,064,734)		$176,262,955

261

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Natural Resources Trust (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.5%
NMDC, Ltd. (Expiration date: 03/25/2015,
Strike Price: INR 0.00001) (I)	275,513	1,010,263

TOTAL WARRANTS (Cost $1,823,386)		$1,010,263

SECURITIES LENDING COLLATERAL - 7.4%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	1,390,088	13,912,835

TOTAL SECURITIES LENDING
COLLATERAL (Cost $13,912,427)		$13,912,835

SHORT-TERM INVESTMENTS - 6.2%
Repurchase Agreement - 6.2%
Repurchase Agreement with State Street Corp.
dated 09/28/2012 at 0.010% to be
repurchased at $9,982,008 on 10/01/2012,
collateralized by $10,155,000 U.S. Treasury
Notes, 0.74% due 06/04/2015 (valued at
$10,185,292, including interest)	9,982,000	$9,982,000
Deutsche Bank Tri-Party Repurchase
Agreement dated 09/28/2012 at 0.250% to
be repurchased at $1,800,038 on
10/01/2012, collateralized by $1,704,712
Government National Mortgage Association,
3.000% 07/15/2042 (valued at $1,832,165
including interest)	1,800,000	1,800,000

		11,782,000

TOTAL SHORT-TERM INVESTMENTS (Cost $11,782,000)		$11,782,000

Total Investments (Natural Resources Trust)
(Cost $204,582,547) - 107.3%		$202,968,053
Other assets and liabilities, net - (7.3%)		(13,757,435)

TOTAL NET ASSETS - 100.0%		$189,210,618

New Income Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 50.6%
U.S. Government - 18.0%
Treasury Inflation Protected Securities
1.875%, 07/15/2013	41,251,463	$42,466,442
U.S. Treasury Bonds
4.625%, 02/15/2040	56,290,000	77,354,788
5.375%, 02/15/2031	17,865,000	25,859,588
6.750%, 08/15/2026	9,740,000	15,246,139
U.S. Treasury Notes
0.125%, 09/30/2013	67,510,000	67,465,173
0.875%, 02/28/2017	175,760,000	178,492,541
1.250%, 03/15/2014	45,335,000	46,009,721
2.125%, 08/15/2021	35,610,000	37,679,831
2.250%, 05/31/2014	25,575,000	26,430,177
2.625%, 04/30/2016	6,640,000	7,167,050
U.S. Treasury Strips, PO
6.191%, 05/15/2021	220,000	193,469

		524,364,919
U.S. Government Agency - 32.6%
Federal Home Loan Bank
4.500%, 11/15/2012	825,000	829,280
5.250%, 06/18/2014	510,000	553,921

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp.
1.000%, 09/29/2017	$7,115,000	$7,187,893
2.370%, 01/01/2036 (P)	120,975	129,550
2.609%, 06/01/2037 (P)	297,688	319,859
2.660%, 09/01/2032 (P)	2,549	2,739
2.705%, 01/01/2037 (P)	47,942	51,522
2.711%, 09/01/2035 (P)	52,291	55,989
2.725%, 07/01/2035 (P)	24,554	26,388
2.727%, 07/01/2035 (P)	46,691	50,178
2.746%, 04/01/2037 (P)	159,540	169,624
2.755%, 10/01/2036 (P)	206,692	220,457
2.758%, 02/01/2035 (P)	80,593	86,612
2.776%, 02/01/2037 (P)	97,903	105,215
2.835%, 05/01/2037 (P)	48,815	51,888
2.908%, 02/01/2037 (P)	222,565	239,188
3.088%, 02/01/2037 (P)	41,161	44,235
3.500%, 07/01/2042	14,476,850	15,516,243
4.000%, 06/01/2026 to 02/01/2041	32,656,024	35,046,399
4.500%, 11/01/2018 to 12/01/2040	42,548,649	45,804,424
4.575%, 06/01/2038 (P)	77,492	82,802
4.708%, 07/01/2038 (P)	101,919	109,296
4.913%, 11/01/2035 (P)	39,673	42,306
4.931%, 03/01/2036 (P)	121,898	129,544
5.000%, 10/01/2018 to 08/01/2040	30,664,399	33,392,704
5.364%, 02/01/2038 (P)	144,442	155,230
5.387%, 01/01/2036 (P)	2,697	2,873
5.500%, 03/01/2018 to 12/01/2039	1,090,539	1,183,459
5.896%, 12/01/2036 (P)	77,505	84,052
5.944%, 10/01/2036 (P)	154,727	167,703
6.000%, 03/01/2014 to 08/01/2038	1,364,453	1,513,674
6.026%, 11/01/2036 (P)	63,095	68,498
6.050%, 10/01/2036 (P)	157,950	171,304
6.246%, 08/01/2036 (P)	85,921	93,422
6.500%, 05/01/2017 to 03/01/2037	572,655	648,760
7.000%, 02/01/2024 to 06/01/2032	11,391	12,983
7.500%, 05/01/2024 to 06/01/2024	1,860	2,137
10.500%, 05/01/2019	92	106
Federal National Mortgage Association
0.875%, 08/28/2017 to 10/26/2017	22,055,000	22,142,747
2.111%, 10/01/2033 (P)	45,533	47,665
2.325%, 06/01/2037 (P)	59,997	62,823
2.456%, 07/01/2027 (P)	621	640
2.553%, 11/01/2035 (P)	83,654	89,688
2.614%, 07/01/2035 (P)	38,438	41,140
2.648%, 07/01/2036 (P)	275,537	296,116
2.720%, 09/01/2035 (P)	184,394	195,075
2.746%, 09/01/2037 (P)	23,608	24,996
2.748%, 08/01/2037 (P)	53,508	56,964
2.768%, 01/01/2037 (P)	74,125	79,661
2.781%, 08/01/2036 (P)	130,050	138,028
2.899%, 12/01/2036 (P)	103,235	110,946
3.000%, 06/01/2027	18,376,370	19,489,281
3.500%, 12/01/2026 to 05/01/2042	28,259,240	30,157,878
3.875%, 07/12/2013	2,155,000	2,217,422
4.000%, 06/01/2025 to 02/01/2042	140,851,230	151,477,903
4.375%, 10/15/2015	825,000	923,717
4.500%, 05/01/2019 to 12/01/2041	140,943,702	152,578,544
4.625%, 10/15/2014	660,000	718,313
4.776%, 05/01/2038 (P)	65,507	70,371
4.814%, 04/01/2038 (P)	69,735	74,894
4.838%, 05/01/2038 (P)	191,048	205,073
4.875%, 12/15/2016	350,000	411,419
4.897%, 08/01/2038 (P)	55,404	59,542
4.898%, 05/01/2038 (P)	204,966	220,274

262

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
5.000%, 03/01/2018 to 07/01/2041		$103,928,433	$113,916,468
5.244%, 12/01/2035 (P)		37,996	40,559
5.297%, 12/01/2035 (P)		12,407	13,111
5.298%, 12/01/2035 (P)		7,887	8,398
5.488%, 12/01/2035 (P)		15,300	16,145
5.500%, 07/01/2013 to 04/01/2040		87,830,454	96,524,938
5.551%, 01/01/2019 (P)		404	438
5.964%, 09/01/2036 (P)		53,851	58,380
6.000%, 09/01/2017 to 04/01/2040		66,305,138	73,582,161
6.500%, 06/01/2013 to 01/01/2039		11,798,591	13,299,453
7.000%, 12/01/2029 to 04/01/2037		16,763	19,108
Government National
Mortgage Association
2.500%, 05/20/2027		6,730,342	7,122,062
3.000%, 06/20/2027 to 08/20/2042		40,189,279	43,099,677
3.500%, 03/20/2042		8,956,623	9,801,204
4.000%, 02/15/2041		791,685	883,100
4.500%, 01/15/2019 to 11/20/2040		15,880,820	17,589,914
5.000%, 01/15/2019 to 05/20/2040		10,505,064	11,647,780
5.500%, 02/15/2029 to 12/20/2039		14,076,725	15,868,060
6.000%, 05/15/2013 to 07/20/2039		10,251,386	11,551,158
6.500%, 12/15/2014 to 09/15/2038		3,419,779	3,917,007
7.000%, 04/15/2017 to 10/20/2036		1,278,907	1,482,514
9.250%, 10/15/2016 to 12/15/2019		2,972	3,329
9.750%, 07/15/2017 to 02/15/2021		2,809	3,147
10.250%, 11/15/2020		1,565	1,773
11.750%, 08/15/2013		254	261
12.250%, 02/15/2015 to 06/20/2015		206	222
12.750%, 12/20/2013 to 11/20/2014		381	409

			946,694,353

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,437,710,291)			$1,471,059,272

FOREIGN GOVERNMENT
OBLIGATIONS - 2.0%
Bermuda - 0.1%
Government of Bermuda
5.603%, 07/20/2020 (S)		2,190,000	2,540,400
Brazil - 0.8%
Federative Republic of Brazil
4.875%, 01/22/2021		1,000,000	1,195,000
5.625%, 01/07/2041		2,250,000	2,880,000
6.000%, 05/15/2015 to 05/15/2017	BRL	8,316,000	10,090,141
10.000%, 01/01/2014 to 01/01/2023		17,131,000	8,854,588

			23,019,729
Chile - 0.1%
Republic of Chile
3.875%, 08/05/2020		$1,820,000	2,061,150
Germany - 0.1%
Federal Republic of Germany
2.500%, 07/04/2044	EUR	2,390,000	3,245,656
Mexico - 0.5%
Government of Mexico
2.500%, 12/10/2020	MXN	76,694,519	6,575,211
8.500%, 11/18/2038		85,015,000	8,253,973

			14,829,184
Netherlands - 0.0%
MDC-GMTN B.V.
5.750%, 05/06/2014 (S)		$350,000	372,943

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Poland - 0.1%
Republic of Poland
3.875%, 07/16/2015	$2,190,000	$2,337,825
South Africa - 0.2%
Republic of South Africa
5.500%, 03/09/2020	3,715,000	4,411,563
6.500%, 06/02/2014	1,360,000	1,481,040

		5,892,603
Sweden - 0.1%
Svensk Exportkredit AB
5.125%, 03/01/2017	2,420,000	2,824,041

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $53,074,314)		$57,123,531

CORPORATE BONDS - 28.6%
Consumer Discretionary - 3.2%
Banque PSA Finance
4.375%, 04/04/2016 (S)	2,405,000	2,261,683
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	590,000	816,513
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020	125,000	120,000
Comcast Corp.
3.125%, 07/15/2022	2,210,000	2,293,295
6.950%, 08/15/2037	3,680,000	5,015,266
COX Communications, Inc.
8.375%, 03/01/2039 (S)	2,615,000	3,985,702
DIRECTV Holdings LLC
2.400%, 03/15/2017	3,415,000	3,507,103
5.875%, 10/01/2019	1,750,000	2,058,796
Dollar General Corp.
4.125%, 07/15/2017	1,355,000	1,415,975
Ford Motor Credit Company LLC
3.875%, 01/15/2015	2,870,000	2,999,423
5.750%, 02/01/2021	9,680,000	10,844,456
General Motors Financial Company, Inc.
6.750%, 06/01/2018	1,400,000	1,558,388
Hyatt Hotels Corp.
3.875%, 08/15/2016	4,495,000	4,782,514
5.750%, 08/15/2015 (S)	4,020,000	4,401,562
Kohl’s Corp.
3.250%, 02/01/2023	1,640,000	1,668,390
Marriott International, Inc.
3.000%, 03/01/2019	1,970,000	2,020,940
NBCUniversal Media LLC
2.875%, 01/15/2023	2,705,000	2,700,050
5.150%, 04/30/2020	5,325,000	6,311,781
News America, Inc.
6.150%, 03/01/2037	3,620,000	4,342,824
7.850%, 03/01/2039	190,000	255,152
NVR, Inc.
3.950%, 09/15/2022	1,710,000	1,754,807
O’Reilly Automotive, Inc.
3.800%, 09/01/2022	860,000	891,422
4.875%, 01/14/2021	3,970,000	4,418,574
Omnicom Group, Inc.
4.450%, 08/15/2020	575,000	640,093
6.250%, 07/15/2019	4,850,000	5,949,573
QVC, Inc.
7.500%, 10/01/2019 (S)	400,000	442,627
TCM Sub LLC
3.550%, 01/15/2015 (S)	2,410,000	2,536,706

263

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
The Interpublic Group of Companies, Inc.
4.000%, 03/15/2022	$2,365,000	$2,478,052
10.000%, 07/15/2017	2,250,000	2,500,313
Time Warner Cable, Inc.
5.500%, 09/01/2041	3,700,000	4,191,985
Virgin Media Secured Finance PLC
5.250%, 01/15/2021	1,670,000	1,937,858
WPP Finance 2010
4.750%, 11/21/2021	1,995,000	2,199,335
WPP Finance UK
8.000%, 09/15/2014	80,000	89,813

		93,390,971
Consumer Staples - 1.4%
Altria Group, Inc.
4.750%, 05/05/2021	4,490,000	5,137,974
9.250%, 08/06/2019	1,805,000	2,563,358
Bunge Ltd. Finance Corp.
3.200%, 06/15/2017	1,970,000	2,065,833
Bunge NA Finance LP
5.900%, 04/01/2017	870,000	991,951
Bunge, Ltd. Finance Corp.
4.100%, 03/15/2016	1,405,000	1,505,935
8.500%, 06/15/2019	1,365,000	1,729,750
Coca-Cola Bottling Company
5.000%, 11/15/2012	590,000	593,028
Delhaize Group SA
6.500%, 06/15/2017	3,055,000	3,411,360
Dr Pepper Snapple Group, Inc.
3.200%, 11/15/2021	1,415,000	1,472,275
Energizer Holdings, Inc.
4.700%, 05/24/2022	3,440,000	3,658,238
Kraft Foods Group, Inc.
3.500%, 06/06/2022 (S)	4,530,000	4,787,540
5.000%, 06/04/2042 (S)	1,120,000	1,251,062
Pernod-Ricard SA
4.450%, 01/15/2022 (S)	1,830,000	2,017,956
Reynolds American, Inc.
7.625%, 06/01/2016	1,125,000	1,355,825
The Kroger Company
5.000%, 04/15/2042	1,160,000	1,218,971
5.400%, 07/15/2040	2,025,000	2,191,226
Tyson Foods, Inc.
4.500%, 06/15/2022	2,875,000	3,011,563
Wesfarmers, Ltd.
2.983%, 05/18/2016 (S)	2,345,000	2,451,320

		41,415,165
Energy - 5.3%
Anadarko Petroleum Corp.
6.375%, 09/15/2017	4,405,000	5,311,901
Antero Resources Finance Corp.
7.250%, 08/01/2019	675,000	730,688
Boardwalk Pipelines LP
5.750%, 09/15/2019	415,000	456,103
Buckeye Partners LP
4.875%, 02/01/2021	2,305,000	2,358,875
5.500%, 08/15/2019	2,465,000	2,664,382
Canadian Natural Resources, Ltd.
5.150%, 02/01/2013	275,000	279,222
6.250%, 03/15/2038	4,125,000	5,394,238
6.450%, 06/30/2033	65,000	83,228
Colorado Interstate Gas Company
5.950%, 03/15/2015	125,000	135,782

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
DCP Midstream LLC
9.700%, 12/01/2013 (S)	$740,000	$801,572
DCP Midstream Operating LP
3.250%, 10/01/2015	1,085,000	1,114,407
Diamond Offshore Drilling, Inc.
4.875%, 07/01/2015	220,000	243,537
5.700%, 10/15/2039	1,880,000	2,477,137
5.875%, 05/01/2019	200,000	247,764
El Paso Natural Gas Company
5.950%, 04/15/2017	98,000	112,827
Enbridge Energy Partners LP
5.200%, 03/15/2020	465,000	531,702
5.500%, 09/15/2040	1,645,000	1,857,417
Energy Transfer Partners LP
5.200%, 02/01/2022	3,120,000	3,461,784
Enterprise Products Operating LLC
3.200%, 02/01/2016	4,530,000	4,776,441
5.950%, 02/01/2041	2,755,000	3,262,813
7.550%, 04/15/2038	520,000	698,171
EQT Corp.
4.875%, 11/15/2021	4,800,000	5,049,043
Gazprom OAO
4.950%, 05/23/2016 (S)	2,475,000	2,620,456
7.288%, 08/16/2037	140,000	176,400
8.625%, 04/28/2034	2,365,000	3,311,000
Gulf South Pipeline Company, LP
4.000%, 06/15/2022 (S)	2,105,000	2,124,128
Hess Corp.
6.000%, 01/15/2040	2,325,000	2,824,501
7.875%, 10/01/2029	1,724,000	2,387,754
8.125%, 02/15/2019	290,000	383,762
Kinder Morgan Energy Partners LP
3.950%, 09/01/2022	4,385,000	4,711,595
4.150%, 03/01/2022	870,000	940,065
Magellan Midstream Partners LP
4.250%, 02/01/2021	455,000	497,182
6.550%, 07/15/2019	355,000	437,107
Murphy Oil Corp.
4.000%, 06/01/2022	2,065,000	2,192,437
Nabors Industries, Inc.
4.625%, 09/15/2021	2,155,000	2,316,886
9.250%, 01/15/2019	3,790,000	4,960,795
National Gas Company of Trinidad &
Tobago, Ltd.
6.050%, 01/15/2036 (S)	100,000	104,000
Newfield Exploration Company
5.625%, 07/01/2024	2,350,000	2,608,500
Noble Energy, Inc.
6.000%, 03/01/2041	2,665,000	3,229,937
Noble Holding International, Ltd.
5.250%, 03/15/2042	4,230,000	4,550,744
NuStar Logistics LP
4.800%, 09/01/2020	2,290,000	2,227,632
7.900%, 04/15/2018	185,000	209,820
Pemex Project Funding Master Trust
6.625%, 06/15/2035	2,340,000	2,936,700
Petrobras International Finance Company
5.750%, 01/20/2020	1,805,000	2,057,709
5.875%, 03/01/2018	2,680,000	3,053,940
7.875%, 03/15/2019	2,366,000	2,972,351
Petrohawk Energy Corp.
7.250%, 08/15/2018	1,920,000	2,181,807
Petroleos Mexicanos
4.875%, 01/24/2022	4,240,000	4,791,200
6.500%, 06/02/2041	1,775,000	2,212,538

264

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Phillips 66
4.300%, 04/01/2022 (S)	$1,875,000	$2,053,339
Pioneer Natural Resources Company
3.950%, 07/15/2022	2,700,000	2,868,831
Plains All American Pipeline LP
5.750%, 01/15/2020	2,165,000	2,620,514
6.500%, 05/01/2018	1,315,000	1,625,278
Reliance Holdings USA, Inc.
4.500%, 10/19/2020 (S)	1,690,000	1,732,422
5.400%, 02/14/2022 (S)	1,895,000	2,018,975
Rowan Companies, Inc.
5.000%, 09/01/2017	2,885,000	3,183,046
7.875%, 08/01/2019	360,000	446,392
Southeast Supply Header LLC
4.850%, 08/15/2014 (S)	440,000	461,563
Southern Natural Gas Company
5.900%, 04/01/2017 (S)	98,000	115,009
Swift Energy Company
8.875%, 01/15/2020	250,000	270,000
Talisman Energy, Inc.
3.750%, 02/01/2021	3,815,000	3,980,262
TransCanada PipeLines, Ltd.
2.500%, 08/01/2022	2,915,000	2,949,540
Transocean, Inc.
2.500%, 10/15/2017	945,000	950,462
5.050%, 12/15/2016	1,940,000	2,168,282
Valero Energy Corp.
6.125%, 06/15/2017	1,880,000	2,275,308
9.375%, 03/15/2019	150,000	203,758
Weatherford International, Ltd.
4.500%, 04/15/2022	480,000	502,110
6.750%, 09/15/2040	2,095,000	2,366,110
9.625%, 03/01/2019	2,035,000	2,649,206
Western Gas Partners LP
4.000%, 07/01/2022	4,565,000	4,759,560
Williams Partners LP
3.350%, 08/15/2022	2,835,000	2,898,657
4.125%, 11/15/2020	2,275,000	2,469,376
6.300%, 04/15/2040	2,365,000	2,963,993

		153,601,973
Financials - 9.0%
American International Group, Inc.
4.250%, 09/15/2014	2,935,000	3,099,645
4.875%, 06/01/2022	5,945,000	6,701,335
5.850%, 01/16/2018	1,475,000	1,711,296
6.400%, 12/15/2020	700,000	852,832
Ameriprise Financial, Inc.
7.300%, 06/28/2019	2,530,000	3,245,137
Banco Santander Chile
3.875%, 09/20/2022 (S)	2,810,000	2,819,433
Bank of America Corp.
3.875%, 03/22/2017	2,795,000	3,008,426
5.650%, 05/01/2018	13,785,000	15,719,614
Barclays Bank PLC
5.200%, 07/10/2014	1,750,000	1,868,139
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	3,280,000	3,737,498
BPCE SA
2.375%, 10/04/2013 (S)	4,320,000	4,332,960
Burlington Northern Santa Fe LLC
3.050%, 09/01/2022	1,305,000	1,350,956
Capital One Financial Corp.
2.125%, 07/15/2014	3,110,000	3,173,559
2.150%, 03/23/2015	2,210,000	2,266,001

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Capital One Financial Corp. (continued)
7.375%, 05/23/2014	$320,000	$352,209
Citigroup, Inc.
6.125%, 05/15/2018	8,220,000	9,732,398
CNA Financial Corp.
5.875%, 08/15/2020	2,665,000	3,112,003
Discover Bank
8.700%, 11/18/2019	1,500,000	1,937,103
DNB Bank ASA
3.200%, 04/03/2017 (S)	4,440,000	4,638,108
E*Trade Financial Corp.
7.875%, 12/01/2015	675,000	687,656
Federal Realty Investment Trust
5.900%, 04/01/2020	720,000	857,400
Fifth Third Bancorp
3.500%, 03/15/2022	1,705,000	1,818,099
3.625%, 01/25/2016	2,780,000	2,999,389
6.250%, 05/01/2013	1,655,000	1,708,561
8.250%, 03/01/2038	1,900,000	2,754,818
General Electric Capital Corp.
4.625%, 01/07/2021	5,620,000	6,277,506
5.300%, 02/11/2021	9,575,000	10,990,214
6.875%, 01/10/2039	6,270,000	8,386,733
Hospitality Properties Trust
7.875%, 08/15/2014	235,000	253,959
HSBC Bank USA NA
4.625%, 04/01/2014	100,000	104,881
HSBC Holdings PLC
5.100%, 04/05/2021	3,230,000	3,732,204
6.500%, 05/02/2036	2,375,000	2,785,182
International Lease Finance Corp.
6.625%, 11/15/2013	695,000	726,275
Janus Capital Group, Inc.
6.700%, 06/15/2017	625,000	707,528
Jefferies Group, Inc.
3.875%, 11/09/2015	1,755,000	1,765,969
5.875%, 06/08/2014	176,000	187,440
8.500%, 07/15/2019	2,220,000	2,547,450
JPMorgan Chase & Company
4.500%, 01/24/2022	15,430,000	17,119,678
KeyCorp
3.750%, 08/13/2015	2,405,000	2,594,040
5.100%, 03/24/2021	1,195,000	1,397,734
Kilroy Realty LP
4.800%, 07/15/2018	2,390,000	2,642,312
6.625%, 06/01/2020	2,330,000	2,792,242
Lincoln National Corp.
4.850%, 06/24/2021	1,075,000	1,167,747
Morgan Stanley
3.800%, 04/29/2016	6,955,000	7,188,076
4.000%, 07/24/2015	4,800,000	4,992,893
6.625%, 04/01/2018	2,390,000	2,746,607
Nationstar Mortgage LLC
9.625%, 05/01/2019 (S)	375,000	409,688
Neuberger Berman Group LLC
5.875%, 03/15/2022 (S)	4,295,000	4,595,650
Nordea Bank AB
3.125%, 03/20/2017 (S)	3,750,000	3,922,568
4.875%, 05/13/2021 (S)	4,978,000	5,229,200
PNC Funding Corp.
3.625%, 02/08/2015	4,370,000	4,642,985
Principal Financial Group, Inc.
3.300%, 09/15/2022	785,000	797,428
6.050%, 10/15/2036	180,000	218,970
7.875%, 05/15/2014	785,000	872,859

265

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Principal Financial Group, Inc. (continued)
8.875%, 05/15/2019	$200,000	$266,708
ProLogis LP
4.500%, 08/15/2017	2,665,000	2,868,825
6.625%, 12/01/2019	1,825,000	2,187,983
Provident Companies, Inc.
7.000%, 07/15/2018	2,360,000	2,695,061
Prudential Financial, Inc.
5.375%, 06/21/2020	2,420,000	2,798,033
Raymond James Financial, Inc.
4.250%, 04/15/2016	900,000	954,401
RCI Banque SA
4.600%, 04/12/2016 (S)	3,215,000	3,284,331
Regency Centers LP
6.000%, 06/15/2020	1,065,000	1,246,893
Regions Financial Corp.
5.750%, 06/15/2015	800,000	858,984
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	1,720,000	1,833,873
5.625%, 03/15/2017	2,275,000	2,566,782
6.450%, 11/15/2019	705,000	818,883
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	2,330,000	2,358,035
SLM Corp.
5.375%, 05/15/2014	350,000	368,645
6.000%, 01/25/2017	5,830,000	6,347,413
6.250%, 01/25/2016	2,335,000	2,533,475
8.450%, 06/15/2018	1,075,000	1,259,350
Sun Life Financial Global Funding LP
0.604%, 10/06/2013 (P)(S)	250,000	248,225
SunTrust Banks, Inc.
3.600%, 04/15/2016	2,215,000	2,366,823
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016	4,175,000	4,404,863
5.750%, 01/24/2022	1,900,000	2,189,047
6.250%, 02/01/2041	2,450,000	2,837,803
6.750%, 10/01/2037	6,180,000	6,627,104
The Royal Bank of Scotland PLC
3.400%, 08/23/2013	4,040,000	4,117,192
U.S. Bancorp
3.442%, 02/01/2016	3,545,000	3,722,378
UnionBanCal Corp.
3.500%, 06/18/2022	410,000	433,736
Unum Group
5.625%, 09/15/2020	1,040,000	1,162,803
5.750%, 08/15/2042	1,560,000	1,645,549
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	555,000	617,961
US Bancorp
2.950%, 07/15/2022	1,995,000	2,014,489
Ventas Realty LP
3.125%, 11/30/2015	835,000	870,221
3.250%, 08/15/2022	2,240,000	2,204,646
4.000%, 04/30/2019	2,170,000	2,319,598
WEA Finance LLC
3.375%, 10/03/2022 (S)	2,420,000	2,406,380

		261,717,086
Health Care - 1.2%
Agilent Technologies, Inc.
3.200%, 10/01/2022	1,210,000	1,221,733
Community Health Systems, Inc.
8.000%, 11/15/2019	4,150,000	4,554,625
Express Scripts Holding Company
3.125%, 05/15/2016	2,780,000	2,965,059

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Express Scripts Holding Company (continued)
3.900%, 02/15/2022 (S)	$1,920,000	$2,092,241
Express Scripts, Inc.
6.250%, 06/15/2014	1,380,000	1,503,369
Kaiser Foundation Hospitals
3.500%, 04/01/2022	2,455,000	2,600,768
Life Technologies Corp.
3.500%, 01/15/2016	3,455,000	3,637,193
Medtronic, Inc.
3.000%, 03/15/2015	4,145,000	4,383,657
Novant Health Inc
5.850%, 11/01/2019	1,445,000	1,686,367
UnitedHealth Group, Inc.
4.625%, 11/15/2041	2,165,000	2,340,789
Watson Pharmaceuticals, Inc.
3.250%, 10/01/2022	2,470,000	2,502,261
4.625%, 10/01/2042	965,000	989,285
WellPoint, Inc.
3.300%, 01/15/2023	2,685,000	2,714,154

		33,191,501
Industrials - 2.0%
Canadian National Railway Company
2.850%, 12/15/2021	1,080,000	1,142,410
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	1,431,921	1,653,868
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	396,768	453,308
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	1,002,061	1,069,700
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	1,150,000	1,173,000
CSX Corp.
5.750%, 03/15/2013	290,000	296,853
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019	603,647	689,667
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019	929,962	1,004,359
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	595,785	646,427
Delta Air Lines, Inc.
9.500%, 09/15/2014 (S)	397,000	416,850
ERAC USA Finance LLC
2.250%, 01/10/2014 (S)	1,565,000	1,585,311
5.250%, 10/01/2020 (S)	3,300,000	3,752,915
GATX Corp.
3.500%, 07/15/2016	1,590,000	1,640,796
4.850%, 06/01/2021	2,730,000	2,891,340
Heathrow Funding, Ltd.
4.875%, 07/15/2021 (S)	4,280,000	4,537,245
L-3 Communications Corp.
4.750%, 07/15/2020	4,995,000	5,515,774
4.950%, 02/15/2021	580,000	646,574
Odebrecht Finance, Ltd.
5.125%, 06/26/2022 (S)	3,005,000	3,200,325
Republic Services, Inc.
3.550%, 06/01/2022	2,285,000	2,402,593
5.700%, 05/15/2041	3,950,000	4,702,586

266

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Roper Industries, Inc.
6.250%, 09/01/2019	$2,835,000	$3,438,875
Southwest Airlines Company
5.125%, 03/01/2017	3,710,000	4,154,287
Transnet SOC Ltd.
4.000%, 07/26/2022 (S)	2,205,000	2,241,383
Union Pacific Corp.
4.750%, 09/15/2041	3,475,000	3,923,004
Valmont Industries, Inc.
6.625%, 04/20/2020	2,505,000	2,982,876
Verisk Analytics, Inc.
5.800%, 05/01/2021	2,000,000	2,246,184

		58,408,510
Information Technology - 0.5%
Affiliated Computer Services, Inc.
5.200%, 06/01/2015	1,095,000	1,176,833
Fiserv, Inc.
3.125%, 06/15/2016	1,215,000	1,277,842
3.500%, 10/01/2022	2,190,000	2,191,161
Hewlett-Packard Company
3.000%, 09/15/2016	4,470,000	4,620,500
Xerox Corp.
2.950%, 03/15/2017	4,095,000	4,232,056
6.350%, 05/15/2018	485,000	569,567

		14,067,959
Materials - 1.3%
Allegheny Technologies, Inc.
5.950%, 01/15/2021	4,760,000	5,255,345
9.375%, 06/01/2019	270,000	348,899
Barrick North America Finance LLC
5.700%, 05/30/2041	4,395,000	5,038,696
Celulosa Arauco y Constitucion SA
4.750%, 01/11/2022	1,130,000	1,180,225
5.000%, 01/21/2021	1,998,000	2,109,776
5.125%, 07/09/2013	70,000	71,607
Corp. Nacional del Cobre de Chile
7.500%, 01/15/2019 (S)	260,000	337,180
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/2019 (S)	1,745,000	1,937,639
International Paper Company
4.750%, 02/15/2022	6,135,000	6,967,998
9.375%, 05/15/2019	400,000	540,974
Newcrest Finance Pty, Ltd.
4.200%, 10/01/2022 (S)	1,315,000	1,324,188
4.450%, 11/15/2021 (S)	4,230,000	4,337,620
Rock-Tenn Company
4.000%, 03/01/2023 (S)	2,280,000	2,302,539
Teck Resources, Ltd.
2.500%, 02/01/2018	830,000	833,827
The Dow Chemical Company
8.550%, 05/15/2019	4,625,000	6,202,944

		38,789,457
Telecommunication Services - 2.0%
America Movil SAB de CV
5.625%, 11/15/2017	4,935,000	5,921,270
American Tower Corp.
4.700%, 03/15/2022	1,855,000	2,035,269
5.050%, 09/01/2020	3,410,000	3,806,331
7.250%, 05/15/2019	3,768,000	4,599,922
AT&T, Inc.
5.550%, 08/15/2041	3,695,000	4,605,363
6.450%, 06/15/2034	385,000	502,426

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	$1,495,000	$1,595,913
Cricket Communications, Inc.
10.000%, 07/15/2015	300,000	315,750
Crown Castle Towers LLC
6.113%, 01/15/2020 (S)	3,988,000	4,803,953
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)	1,335,000	1,408,563
Qwest Corp.
3.639%, 06/15/2013 (P)	125,000	125,674
7.500%, 10/01/2014	175,000	195,239
SBA Telecommunications, Inc.
8.250%, 08/15/2019	81,000	90,518
SBA Tower Trust
4.254%, 04/15/2015 (S)	5,420,000	5,709,493
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)	3,955,000	4,746,000
Telecom Italia Capital SA
5.250%, 11/15/2013 to 10/01/2015	2,270,000	2,364,100
6.175%, 06/18/2014	4,825,000	5,078,313
Telefonica Emisiones SAU
3.992%, 02/16/2016	3,730,000	3,711,350
5.462%, 02/16/2021	380,000	372,400
5.855%, 02/04/2013	50,000	50,625
6.221%, 07/03/2017	2,290,000	2,393,050
Vivendi SA
3.450%, 01/12/2018 (S)	4,335,000	4,419,294
Windstream Corp.
8.125%, 08/01/2013	125,000	131,250

		58,982,066
Utilities - 2.7%
AmeriGas Finance LLC
6.750%, 05/20/2020	325,000	346,938
7.000%, 05/20/2022	175,000	188,563
Appalachian Power Company
6.375%, 04/01/2036	2,010,000	2,550,366
Centrais Eletricas Brasileiras SA
5.750%, 10/27/2021 (S)	3,520,000	3,916,000
Constellation Energy Group, Inc.
5.150%, 12/01/2020	4,000,000	4,702,468
Dominion Resources, Inc.
2.750%, 09/15/2022	2,215,000	2,229,599
Duke Energy Corp.
1.625%, 08/15/2017	2,195,000	2,201,956
EDF SA
4.600%, 01/27/2020 (S)	2,900,000	3,256,543
EDP Finance BV
5.375%, 11/02/2012 (S)	2,225,000	2,230,405
Electricite de France
6.950%, 01/26/2039 (S)	1,875,000	2,491,440
Enogex LLC
6.250%, 03/15/2020 (S)	1,500,000	1,691,453
Exelon Generation Company LLC
6.250%, 10/01/2039	945,000	1,094,463
FirstEnergy Corp.
7.375%, 11/15/2031	3,630,000	4,759,141
Florida Gas Transmission Company, LLC
3.875%, 07/15/2022 (S)	1,920,000	2,000,976
Georgia Power Company
4.750%, 09/01/2040	3,370,000	3,818,392
Iberdrola Finance Ireland, Ltd.
3.800%, 09/11/2014 (S)	4,315,000	4,393,041

267

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Korea Hydro & Nuclear Power
Company, Ltd.
3.125%, 09/16/2015 (S)	$2,315,000	$2,420,784
Massachusetts Electric Company
5.900%, 11/15/2039 (S)	1,750,000	2,283,939
Monongahela Power Company
5.700%, 03/15/2017 (S)	265,000	303,420
Nevada Power Company
6.650%, 04/01/2036	1,400,000	1,933,063
6.750%, 07/01/2037	245,000	344,939
7.125%, 03/15/2019	915,000	1,192,017
NiSource Finance Corp.
5.250%, 02/15/2043	2,250,000	2,514,116
5.950%, 06/15/2041	2,725,000	3,284,066
6.150%, 03/01/2013	102,000	104,160
6.250%, 12/15/2040	1,315,000	1,641,653
Ohio Power Company
5.750%, 09/01/2013	195,000	204,237
Oncor Electric Delivery Company LLC
4.550%, 12/01/2041	1,970,000	1,920,793
ONEOK, Inc.
4.250%, 02/01/2022	2,805,000	3,044,567
PacifiCorp
6.250%, 10/15/2037	3,000,000	4,115,487
Pennsylvania Electric Company
6.150%, 10/01/2038	1,375,000	1,663,457
Piedmont Natural Gas Company, Inc.
6.000%, 12/19/2033	10,000	12,023
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)	3,200,000	3,368,416
Public Service Company of Oklahoma
5.150%, 12/01/2019	885,000	1,029,423
San Diego Gas & Electric Company
6.000%, 06/01/2039	750,000	1,047,461
Southern California Edison Company
5.750%, 03/15/2014	160,000	172,154
Southwest Gas Corp.
3.875%, 04/01/2022	1,115,000	1,218,332
Tampa Electric Company
6.150%, 05/15/2037	235,000	313,295
TECO Finance, Inc.
5.150%, 03/15/2020	3,015,000	3,513,976
6.572%, 11/01/2017	35,000	42,487

		79,560,009

TOTAL CORPORATE BONDS (Cost $762,416,508)		$833,124,697

MUNICIPAL BONDS - 4.5%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	1,500,000	2,128,365
Chicago Metropolitan Water Reclamation
District (Illinois) 5.720%, 12/01/2038	2,235,000	2,938,086
Chicago Transit Authority, Series A
(Illinois) 6.899%, 12/01/2040	260,000	315,450
City of Chicago (Illinois)
6.395%, 01/01/2040	1,925,000	2,509,045
City of Houston (Texas)
5.000%, 03/01/2023	1,765,000	2,207,203
5.000%, 03/01/2024	2,070,000	2,569,532
City Of New York (New York)
5.000%, 04/01/2023	3,000,000	3,728,850
City of New York (New York)
5.846%, 06/01/2040	2,400,000	3,158,856
5.000%, 04/01/2024	3,520,000	4,338,541

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
City Public Service Board of San Antonio
(Texas) 5.250%, 02/01/2024	$3,605,000	$4,731,418
Commonwealth of Massachusetts
5.000%, 06/01/2023	1,215,000	1,526,052
4.500%, 08/01/2031	2,780,000	3,152,798
5.250%, 09/01/2024	2,410,000	3,172,331
Commonwealth of Pennsylvania
5.000%, 06/01/2024	5,090,000	6,377,872
District of Columbia
5.591%, 12/01/2034	375,000	470,074
5.250%, 12/01/2034	2,610,000	3,209,282
East Bay Municipal Utility District
(California) 5.874%, 06/01/2040	1,665,000	2,242,505
Kansas Development Finance Authority
5.501%, 05/01/2034	110,000	129,121
Los Angeles Department of Airports
(California) 7.053%, 05/15/2040	2,600,000	3,507,322
Maryland State Transportation Authority
5.888%, 07/01/2043	1,070,000	1,441,986
5.754%, 07/01/2041	3,770,000	4,932,480
Massachusetts Bay Transportation
Authority 5.000%, 07/01/2020	2,040,000	2,573,848
Metropolitan Transportation Authority
(New York) 7.336%, 11/15/2039	2,150,000	3,230,741
New York City Housing
Development Corp. (New York)
6.420%, 11/01/2027	50,000	50,916
New York City Municipal Water Finance
Authority (New York)
5.952%, 06/15/2042	840,000	1,165,861
New York City Transitional Finance
Authority (New York)
5.000%, 05/01/2023	2,185,000	2,742,983
5.508%, 08/01/2037	2,630,000	3,333,104
5.267%, 05/01/2027	3,925,000	4,782,613
New York City Transitional Finance
Authority Future Tax Secured Revenue
(New York)
5.000%, 11/01/2024	1,300,000	1,603,238
5.000%, 02/01/2025	1,315,000	1,593,701
Port Authority Of New York & New
Jersey 4.458%, 10/01/2062	7,660,000	7,709,177
Regional Transportation District
(Colorado) 5.000%, 11/01/2038	2,630,000	2,995,202
Rhode Island Health & Educational
Building Corp. 5.000%, 09/01/2021	6,475,000	8,268,122
San Diego County Water Authority
(California) 6.138%, 05/01/2049	840,000	1,113,101
South Carolina State Public Service
Authority 4.322%, 12/01/2027	3,205,000	3,496,559
State of Georgia
5.000%, 07/01/2023	2,175,000	2,803,184
5.000%, 07/01/2025	1,630,000	2,078,935
State of Hawaii 5.000%, 12/01/2023	4,670,000	5,801,634
State of Oregon 5.892%, 06/01/2027	60,000	74,578
State of Washington 5.000%, 07/01/2024	2,255,000	2,822,448
Texas Transportation Commission
5.178%, 04/01/2030	3,885,000	4,727,268
Tompkins County Industrial Development
Agency (New York)
5.000%, 07/01/2037	2,665,000	3,057,181
Utah Transit Authority
5.937%, 06/15/2039	2,155,000	2,910,090
Virginia Commonwealth Transportation
Board 5.350%, 05/15/2035	515,000	654,601

268

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Virginia Public School Authority
5.000%, 08/01/2023	$3,125,000	$3,939,344

TOTAL MUNICIPAL BONDS (Cost $120,982,471)		$132,315,598

TERM LOANS (M) - 1.8%
Consumer Discretionary - 0.8%
Bresnan Broadband Holdings LLC
- 12/14/2017 (T)	3,148,995	3,160,016
CCO Holdings LLC
2.716%, 09/05/2014	1,300,000	1,295,589
KAR Auction Services, Inc.
5.000%, 05/19/2017	4,073,438	4,085,320
MTL Publishing LLC
- 06/29/2018 (T)	2,850,000	2,880,281
The ServiceMaster Company
2.720%, 07/24/2014	263,674	262,978
2.730%, 07/24/2014	2,647,825	2,640,838
TWCC Holding Corp.
4.250%, 02/13/2017	4,377,655	4,399,543
Univision Communications, Inc.
4.466%, 03/31/2017	3,582,146	3,543,341

		22,267,906
Consumer Staples - 0.3%
Del Monte Corp.
4.500%, 03/08/2018	4,261,685	4,249,254
Dunkin’ Brands, Inc.
4.000%, 11/23/2017	4,600,777	4,590,917

		8,840,171
Financials - 0.0%
Nuveen Investments, Inc.
5.898%, 05/13/2017	522,867	521,397
5.900%, 05/12/2017	610,942	608,651

		1,130,048
Health Care - 0.4%
Biomet, Inc.
3.967%, 07/25/2017	727,132	729,209
Capsugel Holdings US, Inc.
4.750%, 08/01/2018	4,005,945	4,017,631
HCA, Inc.
3.466%, 05/01/2018	3,578,988	3,581,783
Warner Chilcott Company LLC
4.250%, 03/15/2018	2,437,887	2,437,887

		10,766,510
Information Technology - 0.1%
First Data Corp.
5.217%, 03/24/2017	2,951,102	2,895,769
Telecommunication Services - 0.2%
Atlantic Broadband Finance LLC
- 10/07/2019 (T)	1,775,000	1,788,313
Intelsat Jackson Holdings SA
5.250%, 04/02/2018	1,300,000	1,301,138
Level 3 Financing, Inc.
5.750%, 09/03/2018	2,825,000	2,833,241

		5,922,692

TOTAL TERM LOANS (Cost $51,071,629)		$51,823,096

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.6%
Commercial & Residential - 6.5%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 7A-31
0.457%, 11/25/2035 (P)	$381,066	$377,237
American Tower Trust, Series 2007-1A,
Class D 5.957%, 04/15/2037 (S)	350,000	365,464
Banc of America Funding Corp.
Series 2005-A 5A1,
0.519%, 02/20/2035 (P)	300,748	273,382
Series BAFC 2005-B 2A1,
3.118%, 04/20/2035 (P)	4,361,889	3,819,925
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2005-3, Class A2,
4.501%, 07/10/2043	106,637	106,738
Series 2007-1, Class AAB,
5.422%, 01/15/2049	5,145,271	5,501,236
Series 2007-4, Class A4,
5.920%, 02/10/2051 (P)	3,050,000	3,604,289
Series 2008-1, Class A4,
6.395%, 02/10/2051 (P)	2,200,000	2,665,575
Banc of America Mortgage Securities
Series 2005-J, Class 2A1,
2.833%, 11/25/2035 (P)	190,448	166,023
Series 2004-A, Class 2A2,
2.965%, 02/25/2034 (P)	56,475	56,240
Series 2004-I, Class 3A2,
3.023%, 10/25/2034 (P)	14,742	15,178
Series 2004-D, Class 2A2,
3.113%, 05/25/2034 (P)	31,615	31,132
Series 2004-H, Class 2A2,
3.121%, 09/25/2034 (P)	74,725	73,979
Series 2005-J, Class 3A1,
5.108%, 11/25/2035 (P)	1,715,743	1,665,037
Bear Stearns Commercial
Mortgage Securities
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	190,390	199,070
Series 2002-TOP8, Class A2,
4.830%, 08/15/2038	14,718	14,717
Series 2007-PW15, Class AAB,
5.315%, 02/11/2044	543,340	566,613
Series 2006-PW13, Class AAB,
5.530%, 09/11/2041	38,369	40,381
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	2,981,000	3,444,906
Series 2006-PW12, Class A4,
5.894%, 09/11/2038 (P)	385,000	442,880
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2007-CD4, Class ASB,
5.278%, 12/11/2049	45,423	47,842
Series 2006-CD3, Class AAB,
5.608%, 10/15/2048	199,344	204,310
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A3
6.204%, 12/10/2049 (P)	1,265,801	1,264,315
Commercial Mortgage Pass Through
Certificates, Series 2007-C9, Class A4
6.002%, 12/10/2049 (P)	8,900,000	10,598,084
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-C2,
Class A1 3.819%, 05/15/2036	29,602	30,252

269

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Credit Suisse Mortgage
Capital Certificates
Series 2010-1R, Class 12A1,
3.312%, 03/27/2036 (P)(S)	$242,863	$239,520
Series 2010-1R, Class 42A1,
5.000%, 10/27/2036 (S)	404,201	416,510
Series 2008-C1, Class A3,
6.407%, 02/15/2041 (P)	1,795,000	2,091,089
Fosse Master Issuer PLC
Series 2011-1A, Class A2,
1.855%, 10/18/2054 (P)(S)	2,565,326	2,603,991
Series 2012-1A, Class 3A1,
1.934%, 10/18/2054 (P)(S)	2,795,000	2,879,068
Series 2011-1A, Class A5,
1.955%, 10/18/2054 (P)(S)	575,000	593,656
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR3, Class 5A1
5.167%, 06/19/2035 (P)	680,314	674,051
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A3,
4.569%, 08/10/2042	312,326	314,620
Series 2005-GG3, Class AAB,
4.619%, 08/10/2042	55,023	55,843
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	3,875,000	4,424,948
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038 (P)	5,100,000	5,792,759
Harborview Mortgage Loan Trust,
Series 2005-2, Class 2A1A
0.439%, 05/19/2035 (P)	701,088	514,781
Holmes Master Issuer PLC
Series 2012-1A, Class A2,
2.105%, 10/15/2054 (P)(S)	860,000	883,799
Series 2012-3A, Class B1,
2.655%, 10/15/2054 (P)(S)	2,950,000	2,995,144
JP Morgan Chase Commercial
Mortgage Securities Corp.
Series 2012-C8, Class A3,
2.829%, 10/15/2045	4,340,000	4,440,323
Series 2007-C1, Class A4,
5.716%, 02/15/2051	9,565,000	11,260,827
JP Morgan Mortgage Trust,
Series 2005-ALT1, Class 1A1
0.517%, 10/25/2035 (P)	2,950,089	2,017,808
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2003-LN1, Class A1,
4.134%, 10/15/2037	4,222	4,265
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	267,226	277,843
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	620,000	707,925
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	60,000	67,634
Series 2006-CB16, Class A4,
5.552%, 05/12/2045	8,727,000	10,039,244
Series 2007-CB19, Class A4,
5.918%, 02/12/2049 (P)	4,823,000	5,665,154
LB-UBS Commercial Mortgage Trust
Series 2003-C7, Class A3,
4.559%, 09/15/2027 (P)	289,385	289,576

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
LB-UBS Commercial
Mortgage Trust (continued)
Series 2006-C1, Class A4,
5.156%, 02/15/2031	$5,667,500	$6,355,353
Series 2006-C7, Class A3,
5.347%, 11/15/2038	2,185,000	2,523,214
Series 2007-C1, Class A4,
5.424%, 02/15/2040	2,142,000	2,473,560
Series 2007-C2, Class A3,
5.430%, 02/15/2040	1,890,000	2,162,323
Series 2008-C1, Class A2,
6.325%, 04/15/2041 (P)	1,415,000	1,714,413
Series 2008-C1, Class AM,
6.325%, 04/15/2041 (P)	825,000	928,491
Merrill Lynch Mortgage Trust
Series 2006-C2, Class AM,
5.782%, 08/12/2043 (P)	2,950,000	3,213,470
Series 2007-C1, Class A4,
6.042%, 06/12/2050 (P)	9,300,000	10,557,620
Morgan Stanley Capital I
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	10,875,000	12,404,427
Series 2007-HQ11, Class A4,
5.447%, 02/12/2044 (P)	13,725,000	15,842,040
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	1,885,000	2,157,876
Series 2007-T27,
5.823%, 06/11/2042 (P)	24,217	24,210
Series 2007-IQ15, Class A4,
6.076%, 06/11/2049 (P)	1,100,000	1,292,500
Series 2008-T29, Class A4,
6.455%, 01/11/2043 (P)	5,222,000	6,392,067
Sequoia Mortgage Trust, Series 2010-H1,
Class A1 3.750%, 02/25/2040 (P)	294,396	298,593
Silverstone Master Issuer PLC,
Series 2011-1A, Class 1A
2.003%, 01/21/2055 (P)(S)	3,795,000	3,882,027
Vendee Mortgage Trust, Series 1996-3,
Class 4 9.589%, 03/15/2025 (P)	6,322	7,176
Wachovia Bank
Commercial Mortgage Trust
Series 2006-C24,
5.558%, 03/15/2045 (P)	4,468,000	5,091,331
Series 2006-C28, Class A4,
5.572%, 10/15/2048	8,720,000	10,023,352
Series 2007-C34, Class A3,
5.678%, 05/15/2046	1,235,000	1,448,641
WaMu Mortgage Pass
Through Certificates
Series 2005-AR13, Class A1A1,
0.507%, 10/25/2045 (P)	411,294	372,089
Series 2005-AR13, Class A1A3,
0.997%, 10/25/2045 (P)	737,334	700,810
Series 2006-AR4, Class 1A1,
1.088%, 05/25/2046 (P)	1,256,540	1,090,732
Series 2005-AR12, Class 2A1,
3.019%, 09/25/2035 (P)	760,084	757,325
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR2, Class 2A2,
2.613%, 03/25/2035 (P)	166,665	164,230
Series 2005-AR2, Class 3A1,
2.615%, 03/25/2035 (P)	81,474	81,606

270

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Wells Fargo Mortgage Backed
Securities Trust (continued)
Series 2003-O, Class 5A1,
4.869%, 01/25/2034 (P)	$92,323	$92,913
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class B
5.174%, 02/15/2044 (P)(S)	1,740,000	1,985,634

		188,863,206
U.S. Government Agency - 0.1%
Federal Home Loan Mortgage Corp.
Series 2003-2627, Class IE IO,
4.500%, 04/15/2018	4,732	172
Series 2005-R003, Class VA,
5.500%, 08/15/2016	234,469	236,824
Series R006, Class AK,
5.750%, 12/15/2018	1,551	1,552
Series 199, Class PO,
6.500%, 08/01/2028	2,908	2,731
Federal National Mortgage Association
Series 2002-84, Class VA,
5.500%, 11/25/2013	33,665	33,711
Series 319, Class 2 IO,
6.500%, 02/01/2032	9,885	1,938
Government National
Mortgage Association
Series 2010-92, Class PI IO,
4.500%, 11/20/2037	8,010,427	959,660
Series 2011-88, Class EI, IO,
4.500%, 11/20/2039	1,828,830	262,494
Series 2011-41 Class AI, IO,
4.500%, 12/20/2039	10,384,998	1,466,650
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	49,000	52,498
Series 1998-6, Class EA PO,
7.500%, 03/16/2028	17,356	15,025

		3,033,255

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $171,530,975)		$191,896,461

ASSET BACKED SECURITIES - 3.7%
Ally Auto Receivables Trust
Series 2012-A, Class C,
2.400%, 11/15/2017 (S)	1,110,000	1,141,127
Series 2009-B, Class C,
4.060%, 05/16/2016 (S)	4,027,000	4,150,271
Americredit Automobile
Receivables Trust, Series 2012-4,
Class C 1.930%, 08/08/2018	1,430,000	1,431,493
AmeriCredit
Automobile Receivables Trust
Series 2011-2, Class B,
2.330%, 03/08/2016	3,905,000	3,971,686
Series 2012-1, Class C,
2.670%, 01/08/2018	300,000	307,428
Series 2011-1, Class C,
2.850%, 08/08/2016	2,495,000	2,557,822
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	18,482	17,619
Cabela’s Master Credit Card Trust
Series 2012-1A, Class A1,
1.630%, 02/18/2020 (S)	2,000,000	2,052,238

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Cabela’s Master Credit Card Trust (continued)
Series 2011-2A, Class A1,
2.390%, 06/17/2019 (S)	$4,800,000	$5,062,138
CarMax Auto Owner Trust
Series 2010-1, Class B,
3.750%, 12/15/2015	635,000	655,955
Series 2009-2, Class B,
4.650%, 08/17/2015	3,665,000	3,829,309
Series 2010-1, Class C,
4.880%, 08/15/2016	405,000	417,160
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
0.957%, 10/25/2032 (P)	4,834	4,280
Series 2003-3, Class 1A6,
3.717%, 10/25/2014	26,796	26,665
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	16,954	12,632
CIT Equipment Collateral,
Series 2012-VT1, Class A3
1.100%, 08/22/2016 (S)	1,780,000	1,785,559
CNH Equipment Trust, Series 2010-B,
Class A4 1.740%, 01/17/2017	6,650,000	6,735,492
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.822%, 01/25/2034 (P)	3,749,108	2,640,032
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	12,460,838	13,896,264
Ford Credit Auto Owner Trust,
Series 2009-D, Class D
8.140%, 02/15/2016 (S)	1,370,000	1,471,446
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class A,
1.920%, 01/15/2019	6,500,000	6,693,297
Series 2010-3, Class A1,
4.200%, 02/15/2017 (S)	2,450,000	2,638,902
Series 2010-3, Class C,
4.990%, 02/15/2017 (S)	4,490,000	4,803,182
GE Capital Credit Card Master
Note Trust, Series 2012-2, Class A
2.220%, 01/15/2022	5,465,000	5,636,639
GE Equipment Small Ticket LLC,
Series 2011-1, Class A3
1.450%, 01/21/2018 (S)	2,985,000	3,002,507
Huntington Auto Trust
Series 2011-1A B,
1.840%, 01/17/2017 (S)	455,000	461,466
Series 2011-1A C,
2.530%, 03/15/2017 (S)	2,160,000	2,210,725
Hyundai Auto Lease Securitization Trust,
Series 2012-A, Class A4
1.050%, 04/17/2017 (S)	1,400,000	1,409,653
Lehman XS Trust, Series 2005-9N,
Class 1A1 0.487%, 02/25/2036 (P)	1,670,711	1,202,574
Marriott Vacation Club Owner Trust
Series 2006-2A, Class A,
5.362%, 10/20/2028 (S)	43,224	43,479
Series 2006-1A, Class A,
5.737%, 04/20/2028 (S)	134,887	136,184
Series 2006-1A, Class B,
5.827%, 04/20/2028 (S)	6,562	6,621
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.967%, 09/25/2035 (P)	2,315,513	2,038,242

271

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
MMAF Equipment Finance LLC,
Series 2009-AA, Class A3
2.370%, 11/15/2013 (S)	$387,798	$388,650
Motor PLC, Series 2012-A, Class A1C
1.286%, 02/25/2020 (S)	1,625,000	1,627,494
Nissan Master Owner Trust Receivables,
Series 2010-AA, Class A
1.371%, 01/15/2015 (P)(S)	3,895,000	3,907,020
Nordstrom Private Label Credit Card
Master Note Trust, Series 2011-1A,
Class A 2.280%, 11/15/2019 (S)	6,905,000	7,196,025
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF1
5.742%, 04/25/2037	3,345,707	1,663,629
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2 3.600%, 04/25/2033	12,220	11,727
Smart Trust
Series 2011-2USA, Class A3A,
1.540%, 03/14/2015 (S)	2,240,000	2,253,594
Series 2011-1USA, Class A3A,
1.770%, 10/14/2014 (S)	2,891,288	2,906,637
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%, 08/25/2036	487,319	482,111
Volkswagen Auto Lease Trust,
Series 2012-A, Class A4
1.060%, 05/22/2017	2,705,000	2,719,512
Wheels SPV LLC, Series 2012-1,
Class A3 1.530%, 03/20/2021 (S)	1,370,000	1,381,649

TOTAL ASSET BACKED SECURITIES (Cost $104,714,379)		$106,988,135

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	4,475,000	5,000,947

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $4,475,000)		$5,000,947

SHORT-TERM INVESTMENTS - 3.6%
Money Market Funds - 3.4%
T. Rowe Price Reserve Investment
Fund, 0.1066% (Y)	98,590,903	98,590,903
Repurchase Agreement - 0.2%
Repurchase Agreement with State
Street Corp. dated 09/28/2012 at
0.010% to be repurchased at $5,142,114
on 10/01/2012, collateralized by
$4,285,000 U.S. Treasury Bonds,
5.250% due 02/15/2026 (valued at
$3,225,585, including interest) and
$2,042,663 U.S. Treasury Notes,
0.875% due 02/28/2017 (valued at
$2,042,663, including interest)	5,142,109	5,142,109

TOTAL SHORT-TERM INVESTMENTS (Cost $103,733,012)		$103,733,012

Total Investments (New Income Trust)
(Cost $2,809,708,579) - 101.6%		$2,953,064,749
Other assets and liabilities, net - (1.6%)		(46,502,024)

TOTAL NET ASSETS - 100.0%		$2,906,562,725

Real Estate Securities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.8%
Financials - 98.8%
Real Estate Investment Trusts - 98.8%
Diversified REITs - 8.8%
BGP Holdings PLC (I)	194,291	$0
Duke Realty Corp.	679,200	9,984,240
Liberty Property Trust	83,100	3,011,544
PS Business Parks, Inc.	65,800	4,396,756
Vornado Realty Trust	168,500	13,656,925
Washington Real Estate Investment Trust	171,600	4,602,312

		35,651,777
Industrial REITs - 1.4%
Prologis, Inc.	159,349	5,581,995
Office REITs - 12.7%
Boston Properties, Inc.	173,150	19,152,121
Douglas Emmett, Inc.	536,550	12,378,208
DuPont Fabros Technology, Inc. (L)	353,200	8,918,300
SL Green Realty Corp. (L)	143,350	11,478,034

		51,926,663
Residential REITs - 20.1%
AvalonBay Communities, Inc.	98,248	13,360,746
BRE Properties, Inc.	278,050	13,037,764
Camden Property Trust	197,850	12,759,346
Colonial Properties Trust	282,650	5,949,783
Education Realty Trust, Inc.	469,300	5,115,370
Equity Lifestyle Properties, Inc.	63,850	4,349,462
Equity Residential	194,550	11,192,461
Home Properties, Inc.	96,700	5,924,809
Post Properties, Inc.	78,350	3,757,666
Spirit Realty Capital, Inc. (I)	207,300	3,213,150
UDR, Inc.	124,800	3,097,536

		81,758,093
Retail REITs - 27.2%
Acadia Realty Trust	112,600	2,794,732
Alexander’s, Inc.	9,250	3,954,283
DDR Corp. (L)	553,950	8,508,672
Federal Realty Investment Trust	114,750	12,083,175
General Growth Properties, Inc.	105,350	2,052,218
Glimcher Realty Trust	836,000	8,836,520
Pennsylvania Real Estate Investment Trust	49,850	790,621
Regency Centers Corp.	207,850	10,128,530
Simon Property Group, Inc.	355,714	54,000,942
Taubman Centers, Inc.	100,600	7,719,038

		110,868,731
Specialized REITs - 28.6%
Chesapeake Lodging Trust	148,750	2,955,663
CubeSmart	479,850	6,175,670
Entertainment Properties Trust (L)	44,560	1,979,801
Extra Space Storage, Inc.	230,900	7,677,425
Health Care REIT, Inc.	480,300	27,737,325
Healthcare Realty Trust, Inc.	419,850	9,677,543
Hospitality Properties Trust	208,200	4,950,996
LaSalle Hotel Properties	102,499	2,735,698
Pebblebrook Hotel Trust	151,320	3,539,375
Public Storage	106,240	14,785,421
Senior Housing Properties Trust	236,505	5,151,079
Strategic Hotels & Resorts, Inc. (I)	1,058,350	6,360,684
Sunstone Hotel Investors, Inc. (I)	545,100	5,996,100
Ventas, Inc.	272,250	16,947,562

		116,670,342

TOTAL COMMON STOCKS (Cost $356,843,918)		$402,457,601

272

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 2.4%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	957,237	9,580,601

TOTAL SECURITIES LENDING
COLLATERAL (Cost $9,580,853)		$9,580,601

SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreement - 0.3%
Repurchase Agreement with State Street Corp.
dated 09/28/2012 at 0.010% to be
repurchased at $1,308,001 on 10/01/2012,
collateralized by $1,285,000 Federal Home
Loan Mortgage Corp., 1.750% due
09/10/2015 (valued at $1,336,400,
including interest)	1,308,000	$1,308,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,308,000)		$1,308,000

Total Investments (Real Estate Securities Trust)
(Cost $367,732,771) - 101.5%		$413,346,202
Other assets and liabilities, net - (1.5%)		(6,017,228)

TOTAL NET ASSETS - 100.0%		$407,328,974

Real Return Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 97.7%
U.S. Government - 93.5%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 (F)	5,190,199	5,500,396
0.125%, 04/15/2017 to 07/15/2022	18,417,533	20,059,208
0.500%, 04/15/2015	1,691,584	1,777,352
0.625%, 07/15/2021	9,963,562	11,400,497
1.250%, 04/15/2014 to 07/15/2020	5,209,240	5,922,567
1.375%, 01/15/2020	530,775	634,857
1.625%, 01/15/2015	1,923,536	2,061,490
1.750%, 01/15/2028	4,385,360	5,680,067
1.875%, 07/15/2013 to 07/15/2015	2,492,545	2,574,259
2.000%, 01/15/2014 to 01/15/2026	21,198,754	23,261,742
2.125%, 01/15/2019 (F)	4,704,402	5,770,979
2.375%, 01/15/2025 to 01/15/2027	13,341,108	18,117,027
2.625%, 07/15/2017	442,188	534,322
3.375%, 04/15/2032	9,828,928	16,317,554
3.625%, 04/15/2028	141,657	224,814
3.875%, 04/15/2029	2,926,791	4,861,675

		124,698,806
U.S. Government Agency - 4.2%
Federal Home Loan Mortgage Corp.
2.000%, 03/14/2019	900,000	905,847
2.500%, 10/02/2019	600,000	622,318
Federal National Mortgage Association
2.700%, 03/28/2022	4,100,000	4,153,423

		5,681,588

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $129,847,637)		$130,380,394

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 6.3%
Australia - 1.0%
New South Wales Treasury Corp.
2.500%, 11/20/2035	AUD	500,000	649,812
2.750%, 11/20/2025		500,000	684,068

			1,333,880
Canada - 2.2%
Government of Canada
1.500%, 08/01/2015 to 12/01/2044	CAD	2,130,642	2,388,756
2.750%, 09/01/2016		100,000	107,537
4.250%, 12/01/2021		292,508	423,971

			2,920,264
Italy - 2.0%
Republic of Italy
1.705%, 09/13/2013	EUR	900,000	1,135,695
2.100%, 09/15/2016 to 09/15/2017		1,178,609	1,481,725

			2,617,420
United Kingdom - 1.1%
Government of United Kingdom
1.250%, 11/22/2017	GBP	374,898	694,449
1.875%, 11/22/2022		117,715	241,626
2.500%, 07/26/2016		100,000	554,104

			1,490,179

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $8,178,194)			$8,361,743

CORPORATE BONDS - 16.3%
Energy - 0.1%
Petroleos Mexicanos
5.500%, 01/21/2021		$100,000	117,250
Financials - 15.1%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)		244,000	255,852
Ally Financial, Inc.
3.638%, 02/11/2014 (P)		500,000	503,090
American International Group, Inc.
(8.625% to 05/22/2018, then 3 month
GBP LIBOR + 4.400%)
05/22/2038	GBP	200,000	371,404
Bank of Montreal
2.850%, 06/09/2015 (S)		$1,000,000	1,062,700
BBVA Bancomer SA
6.500%, 03/10/2021 (S)		200,000	219,100
Citigroup, Inc.
2.438%, 08/13/2013 (P)		1,900,000	1,925,395
Commonwealth Bank of Australia
0.869%, 06/25/2014 (P)(S)		5,300,000	5,340,110
Dexia Credit Local SA
0.814%, 03/05/2013 (P)(S)		300,000	297,691
1.400%, 09/20/2013		1,400,000	1,400,000
1.700%, 09/06/2013		700,000	699,989
2.750%, 04/29/2014 (S)		400,000	403,740
Everest Reinsurance Holdings, Inc.
5.400%, 10/15/2014		1,000,000	1,041,440
ING Bank Australia, Ltd.
4.037%, 06/24/2014 (P)	AUD	600,000	626,060
International Lease Finance Corp.
6.500%, 09/01/2014 (S)		$100,000	107,500
Morgan Stanley
0.608%, 03/01/2013 (P)	EUR	200,000	256,650
NIBC Bank NV
2.800%, 12/02/2014 (S)		$1,600,000	1,669,363

273

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Nordea Bank AB
1.240%, 01/14/2014 (P)(S)		$1,200,000	$1,206,145
Royal Bank of Scotland PLC
1.830%, 10/15/2012 (P)		300,000	300,062
The Goldman Sachs Group, Inc.
0.823%, 03/22/2016 (P)		2,100,000	2,018,338
Westpac Banking Corp.
3.585%, 08/14/2014 (S)		400,000	420,673

			20,125,302
Materials - 0.7%
Rexam PLC
6.750%, 06/01/2013 (S)		1,000,000	1,019,800
Telecommunication Services - 0.4%
Telefonica Emisiones SAU
0.772%, 02/04/2013 (P)		500,000	498,258

TOTAL CORPORATE BONDS (Cost $20,723,507)			$21,760,610

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.0%
Commercial & Residential - 5.6%
Banc of America Large Loan, Inc.,
Series 2009-UB1, Class A4A
5.707%, 06/24/2050 (P)(S)		250,000	283,488
BCAP LLC Trust
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		394,652	389,521
Series 2011-RR5, Class 12A1,
5.492%, 03/26/2037 (P)(S)		100,000	80,750
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-3, Class 3A2,
2.508%, 05/25/2033 (P)		144,507	145,589
Series 2005-1, Class 2A1,
2.901%, 03/25/2035 (P)		53,837	46,803
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A3
1.990%, 09/25/2035 (P)		68,491	67,964
Commercial Mortgage Pass Through
Certificates, Series 2010-C1, Class A1
3.156%, 07/10/2046 (S)		96,039	101,840
Countrywide Alternative Loan Trust,
Series 2007-OA4, Class A1
0.387%, 05/25/2047 (P)		563,930	402,312
Countrywide Home Loan Mortgage Pass
Through Trust, Series 2003-HYB3,
Class 7A1 2.923%, 11/19/2033 (P)		44,815	44,800
Credit Suisse Mortgage Capital
Certificates, Series 2009-RR1,
Class A3A 5.383%, 02/15/2040 (S)		100,000	111,087
Granite Mortgages PLC, Series 2004-3,
Class 3A2 1.011%, 09/20/2044 (P)	GBP	145,146	230,480
Greenpoint Mortgage Funding Trust,
Series 2005-AR1, Class A2
0.437%, 06/25/2045 (P)		$370,316	285,751
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1,
1.103%, 03/06/2020 (P)(S)		46,335	46,318
Series 2007-EOP, Class A2,
1.260%, 03/06/2020 (P)(S)		250,000	249,853
Series 2010-C1, Class A2,
4.592%, 08/10/2043 (S)		600,000	699,665

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GSR Mortgage Loan Trust,
Series 2005-AR1, Class 1A1
2.899%, 01/25/2035 (P)		$36,428	$35,937
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
1.847%, 10/15/2054 (P)(S)	EUR	700,000	911,671
Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
4.218%, 11/25/2035 (P)		$111,466	95,781
JP Morgan Mortgage Trust
Series 2007-A1, Class 1A1,
3.050%, 07/25/2035 (P)		99,286	100,505
Series 2005-A6, Class 2A1,
3.116%, 08/25/2035 (P)		88,652	87,822
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.688%, 12/25/2033 (P)		178,273	175,106
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-3, Class 5A
0.467%, 11/25/2035 (P)		473,298	424,860
NCUA Guaranteed Notes, Series 2010-R3,
Class 2A 0.788%, 12/08/2020 (P)		256,600	258,524
NCUA Guaranteed Notes Trust,
Series 2010-R1, Class 1A
0.678%, 10/07/2020 (P)		206,265	207,193
RBSCF Trust, Series 2010-RR4,
Class CMLA 6.204%, 12/16/2049 (P)(S)		100,000	118,730
Securitized Asset Sales, Inc.,
Series 1993-6, Class A5
0.757%, 11/26/2023 (P)		3,784	3,876
Sequoia Mortgage Trust, Series 2007-3,
Class 1A1 0.419%, 07/20/2036 (P)		97,255	89,124
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-19, Class 2A1,
1.635%, 01/25/2035 (P)		125,788	87,974
Series 2004-1, Class 4A2,
2.778%, 02/25/2034 (P)		238,876	241,312
Series 2004-18, Class 5A,
5.500%, 12/25/2034 (P)		231,589	220,908
Structured Asset Mortgage
Investments, Inc., Series 2004-AR5,
Class 1A1 0.879%, 10/19/2034 (P)		167,918	158,999
Vornado DP LLC, Series 2010-VNO,
Class A2FX 4.004%, 09/13/2028 (S)		600,000	680,642
Wachovia Bank Commercial
Mortgage Trust, Series 2004-C14,
Class A4 5.088%, 08/15/2041 (P)		100,000	106,957
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR15, Class A1A1,
0.477%, 11/25/2045 (P)		175,727	157,455
Series 2006-AR17, Class 1A1A,
0.958%, 12/25/2046 (P)		153,216	130,728
Series 2002-AR17, Class 1A,
1.348%, 11/25/2042 (P)		28,886	26,754
Series 2005-AR10, Class 3A1,
5.314%, 08/25/2035 (P)		19,595	19,035
U.S. Government Agency - 1.4%
Federal Home Loan Mortgage Corp.
Series 2752, Class FM,
0.570%, 12/15/2030 (P)		71,597	71,617

274

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3172, Class FK,
0.670%, 08/15/2033 (P)		$364,572	$366,463
Series 278, Class F1,
0.691%, 09/15/2042 (P)		400,000	401,594
Series T-62, Class 1A1,
1.306%, 10/25/2044 (P)		643,592	646,419
Federal National Mortgage Association
Series 2006-118, Class A2,
0.305%, 12/25/2036 (P)		98,072	93,552
Series 2004-63, Class FA,
0.367%, 08/25/2034 (P)		127,384	125,604
Series 2003-W8, Class 3F2,
0.567%, 05/25/2042 (P)		87,494	87,644

			1,792,893

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $9,312,979)			$9,319,007

ASSET BACKED SECURITIES - 3.6%
Aquilae CLO PLC, Series 2006-1X,
Class A 1.007%, 01/17/2023 (P)	EUR	189,299	234,797
Bear Stearns Asset Backed Securities, Inc.,
Series 2006-AQ1, Class 2A1
0.297%, 10/25/2036 (P)		$59,356	56,280
Citibank Omni Master Trust,
Series 2009-A14A, Class A14
2.971%, 08/15/2018 (P)(S)		400,000	418,738
Equity One Asset Backed Securities, Inc.,
Series 2004-1, Class AV2
0.517%, 04/25/2034 (P)		85,696	64,604
HSBC Home Equity Loan Trust,
Series 2006-2, Class A1
0.369%, 03/20/2036 (P)		111,171	108,581
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 2A1
0.267%, 10/25/2036 (P)		6,614	2,577
Illinois Student Assistance Commission,
Series 2010-1, Class A1
0.931%, 04/25/2017 (P)		39,390	39,150
Landmark V CDO, Ltd., Series 2005-1A,
Class A1L 0.718%, 06/01/2017 (P)(S)		156,857	155,031
LCM V LP, Series 5A, Class A1
0.606%, 03/21/2019 (P)(S)		600,000	580,363
Magnolia Funding, Ltd., Series 2010-1A,
Class A1 1.314%, 04/11/2021 (P)(S)	EUR	464,742	567,739
Nelnet Student Loan Trust, Series 2008-4,
Class A2 1.151%, 07/25/2018 (P)		$51,467	51,633
North Carolina State Education Assistance
Authority, Series 2011-2, Class A1
0.901%, 10/26/2020 (P)		205,006	205,041
Park Place Securities, Inc.,
Series 2005-WCW1, Class A1B
0.477%, 09/25/2035 (P)		30,826	29,854
Penta CLO SA, Series 2007-1X, Class A1
1.166%, 06/04/2024 (P)	EUR	193,661	234,933
SLM Student Loan Trust
Series 2010-C, Class A1,
1.871%, 12/15/2017 (P)(S)		$73,788	73,935
Series 2009-CT, Class 1A,
2.350%, 04/15/2039 (P)(S)		187,736	189,144
Symphony CLO III, Ltd., Series 2007-3A,
Class A1A 0.675%, 05/15/2019 (P)(S)		500,000	487,229

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
United States Small Business
Administration 5.902%, 02/10/2018		$436,119	$483,339
Venture VII CDO, Ltd., Series 2006-7A,
Class A1A 0.685%, 01/20/2022 (P)(S)		700,000	641,690
Wood Street CLO BV, Series II-A,
Class A1 0.696%, 03/29/2021 (P)(S)	EUR	179,378	222,492

TOTAL ASSET BACKED SECURITIES (Cost $4,840,566)			$4,847,150

OPTIONS PURCHASED - 0.1%
Call Options - 0.1%
Over the Counter USD Options 1 Year
Forward Volatility Agreement.
(Expiration Date: 12/10/2012; Strike
Price: $8.30, Counterparty: Royal Bank
of Scotland PLC) (I)		200,000	15,132
Over the Counter USD Options 1 Year
Forward Volatility Agreement.
(Expiration Date: 12/10/2012; Strike
Price: $8.35, Counterparty: Deutsche
Bank AG) (I)		200,000	15,132

			30,264
Put Options - 0.0%
Over the Counter USD Options on 30 Year
Interest Rate Swaption. Receive a
floating rate based on 3-month LIBOR
and pay a fixed rate of 3.875%
(Expiration Date: 04/14/2014; Strike
Price: $3.87, Counterparty: Deutsche
Bank AG) (I)		700,000	15,719

TOTAL OPTIONS PURCHASED (Cost $69,595)			$45,983

SHORT-TERM INVESTMENTS - 47.0%
U.S. Government Agency - 12.4%
Federal Home Loan Bank Discount Notes
0.135%, 11/14/2012*		4,400,000	4,399,274
0.153%, 02/20/2013 *		400,000	399,759
0.180%, 11/28/2012*		10,700,000	10,696,897
Federal Home Loan Mortgage Corp.
Discount Notes 0.155%, 02/25/2013 *		1,000,000	999,367

			16,495,297
Foreign Government - 5.7%
Japan Treasury Discount Bill 0.098%,
11/05/2012 *		560,000,000	7,175,169
Mexico Cetes 4.296%, 11/29/2012 *		43,500,000	335,452
Mexico Treasury Bill 4.300%,
12/13/2012 *		12,000,000	92,385

			7,603,006
Commercial Paper - 1.3%
Santander UK PLC 2.200%, 04/02/2013 *		700,000	692,214
Standard Chartered Bank 0.950%,
10/01/2013 *		1,100,000	1,089,434

			1,781,648
Repurchase Agreement - 27.6%
Repurchase Agreement with Citigroup
dated 09/28/2012 at 0.280% to be
repurchased at $5,500,128 on
10/01/2012, collateralized by $5,595,000
Federal National Mortgage Association,
0.790% due 04/24/2015 (valued at
$5,596,175, including interest)		5,500,000	5,500,000

275

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with JPMorgan
Chase & Company dated 09/28/2011 at
0.260% to be repurchased at $4,400,095
on 10/01/2012, collateralized by
$3,809,500 U.S. Treasury Note, 3.625%
due 08/15/2019 (valued at $4,497,436,
including interest)	EUR	4,400,000	$4,400,000
Repurchase Agreement with Morgan
Stanley dated 09/28/2012 at 0.280% to
be repurchased at $13,200,308 on
10/01/2012, collateralized by $9,984,200
U.S. Treasury Bond, 4.375% due
11/15/2039 (valued at $13,431,055,
including interest)		13,200,000	13,200,000
Repurchase Agreement with State
Street Corp. dated 09/28/2012 at
0.010% to be repurchased at $535,000
on 10/01/2012, collateralized by
$525,000 U.S. Treasury Note, 1.750%
due 05/31/2016 (valued at $550,594,
including interest)		535,000	535,000
Repurchase Agreement with Toronto-
Dominion Bank dated 09/28/2012 at
0.260% to be repurchased at
$13,200,286 on 10/01/2012,
collateralized by $13,860,000
U.S. Treasury Bond, 2.750% due
08/15/2042 (valued at $13,758,310,
including interest)		13,200,000	13,200,000

			36,835,000

TOTAL SHORT-TERM INVESTMENTS (Cost $62,689,150)			$62,714,951

Total Investments (Real Return Bond Trust)
(Cost $235,661,628) - 178.0%			$237,429,838
Other assets and liabilities, net - (78.0%)			(104,007,835)

TOTAL NET ASSETS - 100.0%			$133,422,003

Science & Technology Trust
		Shares or
		Principal
		Amount	Value

COMMON STOCKS - 95.0%
Consumer Discretionary - 5.5%
Automobiles - 0.3%
Tesla Motors, Inc. (I)(L)		36,971	$1,082,511
Hotels, Restaurants & Leisure - 0.2%
Ctrip.com International, Ltd., ADR (I)(L)		43,800	739,344
Internet & Catalog Retail - 4.2%
Amazon.com, Inc. (I)		30,340	7,716,069
Groupon, Inc. (I)(L)		467,400	2,224,824
Netflix, Inc. (I)		3,865	210,411
priceline.com, Inc. (I)		8,110	5,017,900

			15,169,204
Media - 0.8%
Comcast Corp., Class A		81,605	2,919,011

			19,910,070

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 1.1%
Health Care Equipment & Supplies - 0.3%
Stryker Corp.	21,300	$1,185,558
Health Care Technology - 0.4%
athenahealth, Inc. (I)(L)	17,490	1,605,057
Pharmaceuticals - 0.4%
Hospira, Inc. (I)	40,500	1,329,210

		4,119,825
Industrials - 0.9%
Construction & Engineering - 0.7%
Quanta Services, Inc. (I)	96,975	2,395,283
Professional Services - 0.2%
RPX Corp. (I)	65,400	733,134

		3,128,417
Information Technology - 85.9%
Communications Equipment - 10.4%
Acme Packet, Inc. (I)(L)	85,000	1,453,500
Alcatel-Lucent, ADR (I)(L)	1,950,600	2,145,660
Aruba Networks, Inc. (I)(L)	195,000	4,384,575
Cisco Systems, Inc.	613,040	11,702,934
F5 Networks, Inc. (I)	9,415	985,751
Finisar Corp. (I)(L)	145,800	2,084,940
Ixia (I)(L)	8,200	131,774
JDS Uniphase Corp. (I)(L)	292,000	3,616,420
Juniper Networks, Inc. (I)	252,737	4,324,330
Motorola Solutions, Inc.	25,520	1,290,036
QUALCOMM, Inc.	84,595	5,286,342

		37,406,262
Computers & Peripherals - 19.0%
Apple, Inc.	54,035	36,055,394
Catcher Technology Company, Ltd.	131,000	616,809
Dell, Inc.	886,490	8,740,791
EMC Corp. (I)	266,104	7,256,656
Fusion-io, Inc. (I)(L)	148,754	4,502,784
NetApp, Inc. (I)	67,660	2,224,661
SanDisk Corp. (I)	106,215	4,612,917
Seagate Technology PLC	44,435	1,377,485
Synaptics, Inc. (I)(L)	87,600	2,104,152
Western Digital Corp.	25,945	1,004,850

		68,496,499
Electronic Equipment, Instruments & Components - 2.9%
Hitachi, Ltd.	390,000	2,167,070
IPG Photonics Corp. (I)(L)	74,000	4,240,200
LG Display Company, Ltd. (I)	60,205	1,524,116
RealD, Inc. (I)(L)	189,200	1,691,448
TPK Holding Company, Ltd.	66,000	859,351

		10,482,185
Internet Software & Services - 15.2%
Akamai Technologies, Inc. (I)	57,745	2,209,324
Angie’s List, Inc. (I)	77,716	822,235
Baidu, Inc., ADR (I)	78,300	9,147,006
Bitauto Holdings, Ltd., ADR (I)	14,600	65,554
Dropbox, Inc. (I)(R)	7,441	67,334
eBay, Inc. (I)	131,950	6,387,700
Facebook, Inc., Class A (I)(L)	153,215	3,317,105
Facebook, Inc., Class A (I)	21,334	449,655
Facebook, Inc., Class B (I)	38,296	807,161
Google, Inc., Class A (I)	31,155	23,506,448
LinkedIn Corp., Class A (I)	6,065	730,226
NetEase.com, Inc., ADR (I)(L)	39,140	2,197,320

276

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Phoenix New Media, Ltd., ADR (I)(L)	26,636	$91,095
RealNetworks, Inc. (I)	139,900	1,163,968
Renren, Inc., ADR (I)(L)	745	3,002
SINA Corp. (I)	39,753	2,571,224
Yelp, Inc. (I)	55,350	1,497,218
Youku Tudou, Inc., Class A (I)	10	10

		55,033,585
IT Services - 5.5%
Accenture PLC, Class A	22,600	1,582,678
Automatic Data Processing, Inc.	3,165	185,659
Cognizant Technology
Solutions Corp., Class A (I)	35,185	2,460,135
Fidelity National Information Services, Inc.	17,195	536,828
Fiserv, Inc. (I)	9,165	678,485
International Business Machines Corp.	25,020	5,190,399
Mastercard, Inc., Class A	1,210	546,291
Vantiv, Inc., Class A (I)	23,900	515,045
Visa, Inc., Class A	60,525	8,127,297

		19,822,817
Semiconductors & Semiconductor Equipment - 13.8%
Advanced Micro Devices, Inc. (I)(L)	258,800	872,156
Analog Devices, Inc. (L)	27,885	1,092,813
Applied Materials, Inc.	224,400	2,505,426
Atmel Corp. (I)	392,800	2,066,128
Avago Technologies, Ltd.	39,740	1,385,535
Broadcom Corp., Class A (I)	40,095	1,386,485
Cree, Inc. (I)(L)	44,400	1,133,532
First Solar, Inc. (I)(L)	198,800	4,402,426
Intel Corp.	144,375	3,274,425
Intersil Corp., Class A	110,000	962,500
Lam Research Corp. (I)(L)	132,320	4,205,791
Marvell Technology Group, Ltd.	274,000	2,507,100
Maxim Integrated Products, Inc.	19,915	530,137
MEMC Electronic Materials, Inc. (I)(L)	174,500	479,875
Microchip Technology, Inc. (L)	12,115	396,645
Micron Technology, Inc. (I)	476,230	2,850,237
NVIDIA Corp. (I)	376,700	5,025,178
ON Semiconductor Corp. (I)	499,700	3,083,149
PMC-Sierra, Inc. (I)(L)	273,400	1,541,976
Samsung Electronics Company, Ltd.	4,320	5,200,986
Skyworks Solutions, Inc. (I)	66,725	1,572,375
STR Holdings, Inc. (I)(L)	211,300	655,030
Taiwan Semiconductor
Manufacturing Company, Ltd.	19,700	60,028
Texas Instruments, Inc.	12,500	344,375
Tokyo Electron, Ltd. (L)	49,500	2,106,787

		49,641,095
Software - 19.1%
Activision Blizzard, Inc. (L)	60,453	681,910
Adobe Systems, Inc. (I)	9,800	318,108
Aspen Technology, Inc. (I)	73,695	1,905,016
Autodesk, Inc. (I)	114,877	3,833,445
Check Point Software Technologies, Ltd. (I)	28,200	1,358,112
Electronic Arts, Inc. (I)	282,986	3,591,092
Intuit, Inc.	39,291	2,313,454
Microsoft Corp.	676,635	20,150,190
Nintendo Company, Ltd.	68,500	8,613,632
Nuance Communications, Inc. (I)	14,280	355,429
Oracle Corp.	267,575	8,425,937
Red Hat, Inc. (I)	40,000	2,277,600
Rovi Corp. (I)(L)	18,614	270,089
Salesforce.com, Inc. (I)(L)	56,105	8,566,672
ServiceNow, Inc. (I)	6,200	239,816

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Splunk, Inc. (I)(L)	7,900	$290,088
TIBCO Software, Inc. (I)	144,980	4,382,745
UBISOFT Entertainment SA (I)	178,511	1,427,981

		69,001,316

		309,883,759
Materials - 1.1%
Chemicals - 1.1%
Monsanto Company	44,010	4,005,790
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.5%
China Unicom Hong Kong, Ltd.	928,000	1,513,107
Verizon Communications, Inc.	4,275	194,813

		1,707,920

		1,707,920

TOTAL COMMON STOCKS (Cost $341,161,286)		$342,755,781

PREFERRED SECURITIES - 1.0%
Information Technology - 1.0%
Internet Software & Services - 1.0%
Coupon.com, Inc. (I)(R)	85,758	471,099
Dropbox, Inc., Series A (I)(R)	9,241	83,623
Dropbox, Inc., Series A1 (I)(R)	89,006	805,424
Silver Spring Networks, Series E (I)(R)	38,600	289,500
Twitter, Inc., Series E (I)(R)	125,031	1,592,895
Workday Inc. (I)	76	1,444
Workday Inc. (I)(R)	8,977	170,563

		3,414,548

		3,414,548

TOTAL PREFERRED SECURITIES (Cost $2,199,674)		$3,414,548

SECURITIES LENDING COLLATERAL - 11.5%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	4,145,555	41,491,200

TOTAL SECURITIES LENDING
COLLATERAL (Cost $41,490,258)		$41,491,200

SHORT-TERM INVESTMENTS - 3.2%
Money Market Funds - 2.2%
State Street Institutional U.S. Government
Money Market Fund, 0.0469% (Y)	$565,612	$565,612
T.Rowe Price Prime Reserve
Fund, 0.1066% (Y)	7,465,503	7,465,503

		8,031,115
Repurchase Agreement - 1.0%
Repurchase Agreement with State Street Corp.
dated 09/28/2012 at 0.010% to be
repurchased at $3,542,003 on 10/01/2012,
collateralized by $3,445,000 U.S. Tresaury
Note, 1.750% due 05/31/2016 (valued
at $3,612,944)	3,542,000	3,542,000

TOTAL SHORT-TERM INVESTMENTS (Cost $11,573,115)		$11,573,115

Total Investments (Science & Technology Trust)
(Cost $396,424,333) - 110.7%		$399,234,644
Other assets and liabilities, net - (10.7%)		(38,548,169)

TOTAL NET ASSETS - 100.0%		$360,686,475

277

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 89.7%
U.S. Government - 15.5%
U.S. Treasury Notes
0.500%, 07/31/2017	$16,285,000	16,208,656
0.625%, 08/31/2017	6,770,000	6,775,815
0.875%, 12/31/2016	5,560,000	5,647,309
1.000%, 08/31/2016	5,840,000	5,964,556
1.250%, 09/30/2015	8,010,000	8,232,149
1.750%, 03/31/2014	3,225,000	3,298,443
2.000%, 04/30/2016	5,275,000	5,576,250
2.125%, 05/31/2015	22,370,000	23,451,791
2.500%, 04/30/2015	11,425,000	12,074,797

		87,229,766
U.S. Government Agency - 74.2%
Federal Agricultural Mortgage Corp.
2.000%, 07/27/2016	6,464,000	6,782,262
2.125%, 09/15/2015	16,420,000	17,105,092
2.375%, 07/22/2015	20,010,000	21,048,499
3.250%, 08/11/2014	3,195,000	3,352,705
5.125%, 04/19/2017 (S)	20,785,000	24,725,982
Federal Farm Credit Bank
0.970%, 09/05/2017	8,305,000	8,320,373
1.100%, 06/20/2017	8,670,000	8,711,711
1.900%, 12/21/2017	7,925,000	7,952,769
2.180%, 11/09/2018	19,815,000	19,851,063
Federal Home Loan Bank
1.000%, 08/21/2017 to 10/16/2017	48,855,000	48,908,088
2.125%, 06/10/2016	4,000,000	4,220,320
Federal Home Loan Mortgage Corp.
0.875%, 10/24/2014	6,000,000	6,001,732
1.375%, 09/14/2017	7,865,000	7,899,299
1.500%, 05/23/2017	11,870,000	11,890,654
1.550%, 01/25/2018	15,790,000	15,844,854
2.187%, 09/01/2042 (P)	2,500,000	2,610,267
2.668%, 11/01/2033 (P)	53,693	57,703
3.054%, 01/01/2037 (P)	496,055	530,083
4.271%, 09/01/2039 (P)	679,077	718,015
5.500%, 11/01/2035	506,248	554,144
6.000%, 11/01/2028 to 12/01/2028	168,253	187,079
6.500%, 11/01/2037 to 09/01/2039	2,573,590	2,879,489
7.000%, 04/01/2018 to 06/01/2032	377,484	430,354
9.500%, 08/01/2020	26,572	30,775
12.000%, 07/01/2020	1,705	1,819
Federal National Mortgage Association
0.650%, 04/30/2015	17,015,000	17,043,500
0.700%, 03/26/2015 to 06/26/2015	11,365,000	11,392,483
2.270%, 09/01/2033 (P)	188,167	200,315
2.321%, 09/01/2041 (P)	8,352,050	8,739,366
2.445%, 04/01/2042 (P)	6,672,724	6,970,519
2.498%, 02/01/2042 (P)	9,596,642	10,064,591
2.616%, 02/01/2042 (P)	7,365,738	7,747,752
3.526%, 07/01/2039 (P)	32,709	34,317
4.249%, 05/01/2034 (P)	107,715	114,030
4.865%, 04/01/2048 (P)	14,654	15,621
5.000%, 04/01/2019 to 03/01/2025	1,950,761	2,116,423
5.500%, 04/01/2018 to 08/01/2040	7,477,094	8,228,268
6.000%, 10/01/2036 to 05/01/2037	6,840,832	7,597,400
6.500%, 02/01/2026 to 01/01/2039	18,466,722	20,769,095
7.000%, 07/01/2022 to 07/01/2034	979,846	1,115,211
7.500%, 09/01/2029 to 02/01/2031	195,660	229,224
8.000%, 07/01/2014 to 03/01/2033	377,685	445,296
8.500%, 08/01/2019	86,901	98,546
9.000%, 05/01/2021	1,142	1,178
11.500%, 09/15/2013 to 09/01/2019	5,899	6,119
12.000%, 01/01/2013 to 04/20/2016	22,873	24,795

Short Term Government Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
12.500%, 09/20/2015	$3,674	$4,005
Government National Mortgage Association
3.000%, 07/20/2041 (P)	13,558,612	14,395,893
3.500%, 07/20/2041 (P)	16,782,208	17,975,787
3.750%, 10/20/2039 (P)	1,361,379	1,443,728
4.000%, 10/20/2039 (P)	574,991	613,441
5.000%, 03/20/2040	192,151	213,092
6.000%, 09/15/2038 to 01/20/2039	954,012	1,078,905
6.500%, 02/15/2034 to 09/15/2034	488,152	561,189
7.500%, 02/15/2022 to 12/15/2027	183,368	212,844
8.000%, 12/15/2025	89,176	101,448
8.500%, 11/15/2015 to 06/15/2025	214,632	248,850
Tennessee Valley Authority
4.375%, 06/15/2015	20,195,000	22,372,748
4.500%, 04/01/2018	10,349,000	12,325,338
4.875%, 12/15/2016	8,501,000	9,983,931
5.500%, 07/18/2017	9,413,000	11,495,024

		416,595,403

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $495,108,964)		$503,825,169

COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.5%
U.S. Government Agency - 8.5%
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO,
1.606%, 12/25/2021	5,740,878	573,818
Series K708, Class X1 IO,
1.645%, 01/25/2019	11,530,085	929,913
Series K709, Class X1 IO,
1.678%, 03/25/2019	6,778,397	562,532
Series K707, Class X1 IO,
1.696%, 12/25/2018	5,082,345	412,326
Series K706, Class X1 IO,
1.734%, 10/25/2018	15,723,277	1,290,001
Series K710, Class X1 IO,
1.915%, 05/25/2019	5,326,975	520,792
Series 4094, Class QA,
3.000%, 11/15/2039	14,582,985	15,517,506
Series 3956, Class DJ,
3.250%, 10/15/2036	5,172,986	5,319,170
Series 2525, Class AM,
4.500%, 04/15/2032	692,679	792,770
Series 3499, Class PA,
4.500%, 08/15/2036	933,011	980,798
Series 3947, Class PA,
4.500%, 01/15/2041	1,274,915	1,432,986
Federal National Mortgage Association
Series 2012-110, Class MA,
3.000%, 07/25/2041	2,705,000	2,891,391
Series 2003-W14, Class 2A,
3.471%, 01/25/2043 (P)	935,324	1,004,075
Series 2011-146, Class MA,
3.500%, 08/25/2041	7,337,409	7,895,712
Government National Mortgage Association
Series 2012-114, Class IO,
1.024%, 01/16/2053	4,105,000	396,068

278

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
Series 2010-88, Class BA,
4.500%, 01/20/2036	$6,770,847	$7,140,285

		47,660,143

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $47,229,331)		$47,660,143

PREFERRED SECURITIES - 0.0%
Financials - 0.0%
Federal Home Loan Mortgage Corp., Series Z
(8.375% to 12/31/2012, then higher of
3 month LIBOR + 4.160% or 7.875%) (I)	39,750	33,788
Federal National Mortgage Association,
Series S (8.250% to 12/31/2015, then higher
of 3 month LIBOR + 4.230% or 7.750%) (I)	28,575	24,860

		58,648

TOTAL PREFERRED SECURITIES (Cost $1,708,125)		$58,648

SHORT-TERM INVESTMENTS - 0.9%

REPURCHASE AGREEMENT - 0.9%
Repurchase Agreement with State Street Corp.
dated 09/30/2012 at 0.010% to be
repurchased at $5,000,000 on 10/01/2012,
collateralized by $5,000,004 U.S. Treasury
Notes, 5.250% due 02/15/2026 (valued at
$5,105,991 including interest)	5,000,000	$5,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,000,000)		$5,000,000

Total Investments (Short Term Government Income Trust)
(Cost $549,046,420) - 99.1%		$556,543,960
Other assets and liabilities, net - 0.9%		4,904,311

TOTAL NET ASSETS - 100.0%		$561,448,271

Small Cap Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.4%
Consumer Discretionary - 20.0%
Auto Components - 1.6%
Allison Transmission Holdings, Inc. (L)	126,410	$2,543,365
Tenneco, Inc. (I)(L)	133,782	3,745,896

		6,289,261
Hotels, Restaurants & Leisure - 3.7%
AFC Enterprises, Inc. (I)	129,992	3,197,803
Buffalo Wild Wings, Inc. (I)(L)	47,150	4,042,641
Burger King Worldwide, Inc. (I)(L)	175,350	2,444,379
The Cheesecake Factory, Inc. (L)	149,882	5,358,282

		15,043,105
Household Durables - 1.3%
Meritage Homes Corp. (I)(L)	26,190	996,006
PulteGroup, Inc. (I)(L)	157,580	2,442,490
Standard Pacific Corp. (I)(L)	250,840	1,695,678

		5,134,174

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail - 2.9%
HomeAway, Inc. (I)(L)	172,940	$4,055,443
HSN, Inc.	72,160	3,539,448
Shutterfly, Inc. (I)(L)	139,096	4,328,668

		11,923,559
Leisure Equipment & Products - 0.7%
Brunswick Corp. (L)	92,512	2,093,547
LeapFrog Enterprises, Inc. (I)(L)	101,610	916,522

		3,010,069
Media - 0.9%
Pandora Media, Inc. (I)(L)	330,540	3,619,413
Specialty Retail - 5.7%
DSW, Inc., Class A (L)	69,700	4,650,384
Francesca’s Holdings Corp. (I)	71,800	2,206,414
GNC Holdings, Inc., Class A (L)	74,080	2,886,898
Hibbett Sports, Inc. (I)(L)	48,650	2,892,243
rue21, Inc. (I)	93,909	2,925,265
The Children’s Place Retail Stores, Inc. (I)	61,960	3,717,600
Urban Outfitters, Inc. (I)(L)	106,090	3,984,740

		23,263,544
Textiles, Apparel & Luxury Goods - 3.2%
Hanesbrands, Inc. (I)(L)	163,512	5,212,763
Samsonite International SA	1,906,800	3,653,876
Steven Madden, Ltd. (I)	93,240	4,076,453

		12,943,092

		81,226,217
Consumer Staples - 2.2%
Food & Staples Retailing - 0.8%
Casey’s General Stores, Inc. (L)	57,140	3,264,980
Personal Products - 1.4%
Elizabeth Arden, Inc. (I)(L)	124,637	5,887,852

		9,152,832
Energy - 5.5%
Energy Equipment & Services - 2.9%
Atwood Oceanics, Inc. (I)(L)	95,554	4,342,929
Patterson-UTI Energy, Inc. (L)	248,610	3,937,982
Trican Well Service, Ltd.	281,370	3,660,586

		11,941,497
Oil, Gas & Consumable Fuels - 2.6%
Rex Energy Corp. (I)(L)	185,240	2,472,954
Rosetta Resources, Inc. (I)(L)	78,390	3,754,881
SemGroup Corp., Class A (I)	113,620	4,186,897

		10,414,732

		22,356,229
Financials - 6.7%
Commercial Banks - 1.7%
East West Bancorp, Inc.	180,920	3,821,030
PrivateBancorp, Inc.	43,015	687,810
Western Alliance Bancorp (I)	253,040	2,581,008

		7,089,848
Consumer Finance - 0.3%
Netspend Holdings, Inc. (I)	105,048	1,032,622
Real Estate Investment Trusts - 4.2%
American Campus Communities, Inc.	56,160	2,464,301
Coresite Realty Corp.	105,780	2,849,713
Pebblebrook Hotel Trust	169,067	3,954,477
Potlatch Corp.	46,802	1,748,991
PS Business Parks, Inc.	25,990	1,736,652

279

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Sunstone Hotel Investors, Inc. (I)	205,330	$2,258,630
Two Harbors Investment Corp.	179,230	2,105,953

		17,118,717
Real Estate Management & Development - 0.5%
Zillow, Inc., Class A (I)(L)	50,200	2,117,436

		27,358,623
Health Care - 21.0%
Biotechnology - 6.8%
Algeta ASA (I)	59,054	1,527,806
Arena Pharmaceuticals, Inc. (I)(L)	224,490	1,867,757
AVEO Pharmaceuticals, Inc. (I)(L)	164,150	1,708,802
Cubist Pharmaceuticals, Inc. (I)	83,080	3,961,254
Exelixis, Inc. (I)(L)	347,590	1,675,384
Immunogen, Inc. (I)(L)	138,850	2,027,210
Incyte Corp. (I)(L)	104,280	1,882,254
Ironwood Pharmaceuticals, Inc. (I)(L)	210,630	2,691,851
NPS Pharmaceuticals, Inc. (I)(L)	311,490	2,881,283
Onyx Pharmaceuticals, Inc. (I)(L)	31,910	2,696,395
Rigel Pharmaceuticals, Inc. (I)	135,100	1,384,775
Seattle Genetics, Inc. (I)(L)	130,740	3,523,443

		27,828,214
Health Care Equipment & Supplies - 4.8%
ABIOMED, Inc. (I)(L)	162,030	3,401,010
Align Technology, Inc. (I)	68,881	2,546,531
HeartWare International, Inc. (I)(L)	62,375	5,893,814
Insulet Corp. (I)(L)	201,000	4,337,580
Volcano Corp. (I)(L)	116,300	3,322,691

		19,501,626
Health Care Providers & Services - 5.3%
Air Methods Corp. (I)(L)	30,220	3,607,361
Catamaran Corp. (I)	61,876	6,061,992
HealthSouth Corp. (I)	121,410	2,921,125
Owens & Minor, Inc. (L)	52,900	1,580,652
Team Health Holdings, Inc. (I)	128,370	3,482,678
WellCare Health Plans, Inc. (I)	65,040	3,678,012

		21,331,820
Life Sciences Tools & Services - 1.3%
PAREXEL International Corp. (I)(L)	168,891	5,195,087
Pharmaceuticals - 2.8%
Almirall SA	19,656	153,357
Auxilium Pharmaceuticals, Inc. (I)	83,370	2,039,230
Optimer Pharmaceuticals, Inc. (I)(L)	184,320	2,602,598
Salix Pharmaceuticals, Ltd. (I)	79,190	3,352,905
The Medicines Company (I)(L)	124,200	3,205,602

		11,353,692

		85,210,439
Industrials - 14.5%
Aerospace & Defense - 3.0%
DigitalGlobe, Inc. (I)(L)	265,083	5,405,042
Moog, Inc., Class A (I)	65,692	2,487,756
Teledyne Technologies, Inc. (I)	66,293	4,202,313

		12,095,111
Airlines - 1.3%
Spirit Airlines, Inc. (I)	299,060	5,107,945
Building Products - 1.7%
Owens Corning, Inc. (I)(L)	130,570	4,368,872
Trex Company, Inc. (I)(L)	72,451	2,472,028

		6,840,900

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies - 0.2%
Sykes Enterprises, Inc. (I)(L)	74,125	$996,240
Electrical Equipment - 1.7%
Acuity Brands, Inc.	43,780	2,770,836
Polypore International, Inc. (I)(L)	121,180	4,283,713

		7,054,549
Machinery - 1.9%
Colfax Corp. (I)(L)	65,660	2,407,752
IDEX Corp.	54,730	2,286,072
Middleby Corp. (I)(L)	13,070	1,511,415
Sauer-Danfoss, Inc.	38,133	1,533,328

		7,738,567
Professional Services - 0.4%
On Assignment, Inc. (I)	90,070	1,794,194
Road & Rail - 2.4%
Landstar System, Inc.	107,370	5,076,454
Old Dominion Freight Line, Inc. (I)(L)	148,635	4,482,832

		9,559,286
Trading Companies & Distributors - 1.9%
DXP Enterprises, Inc. (I)	51,404	2,455,569
United Rentals, Inc. (I)(L)	76,360	2,497,736
WESCO International, Inc. (I)(L)	49,193	2,813,840

		7,767,145

		58,953,937
Information Technology - 22.3%
Communications Equipment - 2.3%
Finisar Corp. (I)(L)	150,420	2,151,006
Ixia (I)(L)	297,140	4,775,040
Riverbed Technology, Inc. (I)	107,630	2,504,550

		9,430,596
Electronic Equipment, Instruments & Components - 2.1%
Coherent, Inc. (I)(L)	80,320	3,683,475
Fabrinet (I)	193,041	2,237,345
Jabil Circuit, Inc. (L)	42,980	804,586
Universal Display Corp. (I)(L)	53,800	1,849,644

		8,575,050
Internet Software & Services - 5.5%
Bazaarvoice, Inc. (I)	135,762	2,056,794
CoStar Group, Inc. (I)(L)	24,436	1,992,511
DealerTrack Holdings, Inc. (I)(L)	116,570	3,246,475
IAC/InterActiveCorp	127,470	6,636,088
LivePerson, Inc. (I)(L)	239,469	4,336,784
Web.com Group, Inc. (I)(L)	229,030	4,111,089

		22,379,741
IT Services - 3.0%
Sapient Corp. (I)(L)	366,148	3,903,138
Syntel, Inc.	71,420	4,457,322
Wright Express Corp. (I)(L)	56,740	3,955,913

		12,316,373
Semiconductors & Semiconductor Equipment - 2.2%
Lattice Semiconductor Corp. (I)	636,423	2,437,500
Skyworks Solutions, Inc. (I)	145,094	3,419,140
Ultratech, Inc. (I)	100,240	3,145,531

		9,002,171
Software - 7.2%
BroadSoft, Inc. (I)(L)	111,660	4,580,293
Cadence Design Systems, Inc. (I)(L)	485,370	6,244,285
Concur Technologies, Inc. (I)(L)	58,530	4,315,417

280

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Imperva, Inc. (I)	84,424	$3,122,844
Parametric Technology Corp. (I)	83,651	1,823,592
Pegasystems, Inc.	66,690	1,936,678
Solera Holdings, Inc.	124,050	5,442,074
Splunk, Inc. (I)	43,200	1,586,304

		29,051,487

		90,755,418
Materials - 5.2%
Chemicals - 1.2%
Methanex Corp. (L)	167,420	4,778,167
Containers & Packaging - 2.3%
Packaging Corp. of America	108,160	3,926,208
Silgan Holdings, Inc.	127,848	5,562,666

		9,488,874
Paper & Forest Products - 1.7%
KapStone Paper and Packaging Corp. (I)	164,170	3,675,766
Louisiana-Pacific Corp. (I)	241,930	3,024,125

		6,699,891

		20,966,932

TOTAL COMMON STOCKS (Cost $359,177,323)		$395,980,627

INVESTMENT COMPANIES - 0.7%
Financials - 0.7%
iShares Russell 2000 Growth Index Fund	31,000	2,963,910

TOTAL INVESTMENT COMPANIES (Cost $2,984,417)		$2,963,910

SECURITIES LENDING COLLATERAL - 27.4%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	11,140,752	111,503,332

TOTAL SECURITIES LENDING
COLLATERAL (Cost $111,496,252)		$111,503,332

SHORT-TERM INVESTMENTS - 2.8%
Repurchase Agreement - 2.8%
Deutsche Bank Tri-Party Repurchase
Agreement dated 09/28/2012 at 0.250% to
be repurchased at $11,100,231 on
10/01/2012, collateralized by $10,242,492
Government National Mortgage Association,
3.000%-3.500% due 09/15/2042 (valued at
$11,295,114 including interest)	$11,100,000	$11,100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $11,100,000)		$11,100,000

Total Investments (Small Cap Growth Trust)
(Cost $484,757,992) - 128.3%		$521,547,869
Other assets and liabilities, net - (28.3%)		(114,990,253)

TOTAL NET ASSETS - 100.0%		$406,557,616

Small Cap Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.3%
Consumer Discretionary - 13.9%
Auto Components - 0.8%
American Axle &
Manufacturing Holdings, Inc. (I)	17,379	$195,861
Cooper Tire & Rubber Company (L)	16,139	309,546
Dana Holding Corp.	38,269	470,709
Dorman Products, Inc. (I)(L)	6,389	201,317
Drew Industries, Inc. (I)(L)	5,003	151,141
Exide Technologies (I)	20,822	64,548
Federal-Mogul Corp. (I)	4,915	44,972
Fuel Systems Solutions, Inc. (I)(L)	3,895	66,955
Gentherm, Inc. (I)	7,833	97,443
Modine Manufacturing Company (I)	12,366	91,261
Spartan Motors, Inc. (L)	9,310	46,550
Standard Motor Products, Inc.	5,239	96,502
Stoneridge, Inc. (I)	7,535	37,449
Superior Industries International, Inc.	6,026	102,984
Tenneco, Inc. (I)	15,742	440,776

		2,418,014
Automobiles - 0.0%
Winnebago Industries, Inc. (I)	7,761	98,021
Commercial Services & Supplies - 0.0%
Actrade Financial Technologies, Ltd. (I)	340	0
Distributors - 0.2%
Core-Mark Holding Company, Inc.	3,005	144,571
Pool Corp.	12,294	511,185
VOXX International Corp. (I)	4,950	37,026
Weyco Group, Inc.	1,757	42,783

		735,565
Diversified Consumer Services - 1.1%
American Public Education, Inc. (I)	4,661	169,800
Ascent Capital Group, Inc., Class A (I)	3,757	202,916
Bridgepoint Education, Inc. (I)(L)	4,463	45,299
Capella Education Company (I)	3,493	122,465
Career Education Corp. (I)(L)	13,386	50,465
Carriage Services, Inc.	4,388	42,432
Coinstar, Inc. (I)(L)	8,082	363,528
Collectors Universe, Inc. (L)	1,582	22,195
Corinthian Colleges, Inc. (I)(L)	20,956	49,875
Education Management Corp. (I)(L)	6,903	21,468
Grand Canyon Education, Inc. (I)(L)	10,403	244,783
Hillenbrand, Inc.	14,223	258,716
K12, Inc. (I)(L)	6,922	139,824
Lincoln Educational Services Corp.	6,344	26,645
Mac-Gray Corp.	3,347	44,883
Matthews International Corp., Class A (L)	7,295	217,537
Regis Corp. (L)	14,884	273,568
Sotheby’s (L)	17,500	551,250
Steiner Leisure, Ltd. (I)	3,934	183,128
Stewart Enterprises, Inc., Class A (L)	19,123	160,538
Strayer Education, Inc. (L)	3,067	197,361
Universal Technical Institute, Inc.	5,537	75,857

		3,464,533
Hotels, Restaurants & Leisure - 3.2%
AFC Enterprises, Inc. (I)	6,341	155,989
Ameristar Casinos, Inc.	8,583	152,777
Biglari Holdings, Inc. (I)	312	113,899
BJ’s Restaurants, Inc. (I)(L)	6,318	286,521
Bluegreen Corp. (I)	4,036	25,346
Bob Evans Farms, Inc.	7,504	293,632
Boyd Gaming Corp. (I)(L)	14,327	101,149
Bravo Brio Restaurant Group, Inc. (I)	5,132	74,671
Buffalo Wild Wings, Inc. (I)	4,788	410,523

281

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment Corp. (I)(L)	9,624	$65,443
Caribou Coffee Company, Inc. (I)(L)	5,517	75,748
Carrols Restaurant Group, Inc. (I)	4,318	24,872
CEC Entertainment, Inc. (L)	4,735	142,618
Churchill Downs, Inc.	3,398	213,123
Cracker Barrel Old Country Store, Inc.	4,932	330,987
Denny’s Corp. (I)	25,334	122,870
DineEquity, Inc. (I)(L)	3,947	221,032
Domino’s Pizza, Inc.	14,981	564,784
Einstein Noah Restaurant Group, Inc.	1,745	30,869
Fiesta Restaurant Group, Inc. (I)	4,234	67,194
Frisch’s Restaurants, Inc.	925	18,361
Ignite Restaurant Group, Inc. (I)	1,723	24,019
International Speedway Corp., Class A	7,154	202,959
Interval Leisure Group, Inc.	10,124	191,647
Isle of Capri Casinos, Inc. (I)	5,815	40,414
Jack in the Box, Inc. (I)	11,389	320,145
Jamba, Inc. (I)	18,410	41,054
Krispy Kreme Doughnuts, Inc. (I)	15,354	121,757
Life Time Fitness, Inc. (I)(L)	11,089	507,211
Luby’s, Inc. (I)	5,439	36,604
Marcus Corp.	5,264	58,430
Marriott Vacations Worldwide Corp. (I)	6,859	247,061
Monarch Casino & Resort, Inc. (I)	2,743	23,892
Morgans Hotel Group Company (I)	6,279	40,311
MTR Gaming Group, Inc. (I)	6,294	26,498
Multimedia Games Holding Company, Inc. (I)	7,208	113,382
Nathan’s Famous, Inc. (I)	849	26,701
Orient-Express Hotels, Ltd., Class A (I)	24,873	221,370
Papa John’s International, Inc. (I)	4,640	247,822
Peet’s Coffee & Tea, Inc. (I)(L)	3,445	252,656
Pinnacle Entertainment, Inc. (I)	16,150	197,838
Red Lion Hotels Corp. (I)	3,984	24,900
Red Robin Gourmet Burgers, Inc. (I)(L)	3,781	123,109
Ruby Tuesday, Inc. (I)	16,566	120,104
Ruth’s Hospitality Group, Inc. (I)(L)	9,504	60,540
Ryman Hospitality Properties (I)	7,997	316,121
Scientific Games Corp., Class A (I)	14,848	122,793
SHFL Entertainment, Inc. (I)	14,336	226,652
Six Flags Entertainment Corp.	10,234	601,759
Sonic Corp. (I)	15,764	161,896
Speedway Motorsports, Inc.	3,115	47,971
Texas Roadhouse, Inc.	16,028	274,079
The Cheesecake Factory, Inc. (L)	13,907	497,175
Town Sports International Holdings, Inc. (I)	6,227	77,028
Vail Resorts, Inc. (L)	9,302	536,260
WMS Industries, Inc. (I)(L)	14,206	232,694

		9,857,260
Household Durables - 1.1%
American Greetings Corp., Class A (L)	9,103	152,930
Bassett Furniture Industries, Inc.	3,027	37,686
Beazer Homes USA, Inc. (I)(L)	26,651	94,611
Blyth, Inc. (L)	2,671	69,419
Cavco Industries, Inc. (I)(L)	1,832	84,070
CSS Industries, Inc.	2,587	53,163
Ethan Allen Interiors, Inc.	6,310	138,315
Flexsteel Industries, Inc.	1,259	26,061
Helen of Troy, Ltd. (I)	8,119	258,428
Hooker Furniture Corp.	2,915	37,866
Hovnanian Enterprises, Inc., Class A (I)(L)	26,415	91,396
iRobot Corp. (I)	7,121	162,074
KB Home (L)	20,033	287,474
La-Z-Boy, Inc. (I)	13,505	197,578
Libbey, Inc. (I)	5,428	85,654

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Lifetime Brands, Inc.	2,759	$32,860
M/I Homes, Inc. (I)	4,986	96,429
MDC Holdings, Inc. (L)	9,882	380,556
Meritage Homes Corp. (I)	7,352	279,597
NACCO Industries, Inc., Class A	1,419	177,957
Sealy Corp. (I)(L)	14,290	31,152
Skullcandy, Inc. (I)(L)	4,340	59,675
Standard Pacific Corp. (I)(L)	28,234	190,862
The Ryland Group, Inc. (L)	11,567	347,010
Universal Electronics, Inc. (I)	4,141	72,799
Zagg, Inc. (I)(L)	6,673	56,921

		3,502,543
Internet & Catalog Retail - 0.4%
1-800-Flowers.com, Inc., Class A (I)	7,697	28,710
Blue Nile, Inc. (I)(L)	3,574	132,560
Geeknet, Inc. (I)	1,182	22,872
HSN, Inc.	9,809	481,131
Nutrisystem, Inc.	7,368	77,585
Orbitz Worldwide, Inc. (I)	6,428	16,391
Overstock.com, Inc. (I)(L)	3,293	34,115
PetMed Express, Inc.	5,494	55,160
Shutterfly, Inc. (I)(L)	9,286	288,980
Vitacost.com, Inc. (I)(L)	6,141	41,636

		1,179,140
Leisure Equipment & Products - 0.5%
Arctic Cat, Inc. (I)	3,301	136,859
Black Diamond, Inc. (I)	5,746	50,392
Brunswick Corp. (L)	23,133	523,500
Callaway Golf Company (L)	17,089	104,926
JAKKS Pacific, Inc. (L)	6,785	98,857
Johnson Outdoors, Inc., Class A (I)	1,664	35,593
LeapFrog Enterprises, Inc. (I)	13,119	118,333
Smith & Wesson Holding Corp. (I)(L)	16,890	185,959
Steinway Musical Instruments, Inc. (I)	1,869	45,529
Sturm Ruger & Company, Inc. (L)	4,974	246,163

		1,546,111
Media - 1.2%
Arbitron, Inc.	6,838	259,160
Belo Corp., Class A	24,569	192,375
Carmike Cinemas, Inc. (I)	4,762	53,573
Central European Media
Enterprises, Ltd., Class A (I)(L)	9,886	64,358
Cumulus Media, Inc., Class A (I)	15,238	41,752
Digital Generation, Inc. (I)(L)	7,186	81,633
Entercom
Communications Corp., Class A (I)(L)	6,756	46,346
Fisher Communications, Inc.	2,400	88,224
Global Sources, Ltd. (I)	5,169	33,909
Harte-Hanks, Inc.	11,616	80,499
Journal Communications, Inc., Class A (I)	11,512	59,862
LIN TV Corp., Class A (I)	8,938	39,327
Lions Gate Entertainment Corp. (I)	21,932	334,902
Live Nation Entertainment, Inc. (I)	36,271	312,293
Martha Stewart Living
Omnimedia, Inc., Class A	7,306	22,429
MDC Partners, Inc., Class A	6,817	84,122
Meredith Corp. (L)	9,368	327,880
National CineMedia, Inc.	14,639	239,640
Nexstar Broadcasting Group, Inc., Class A (I)	3,469	36,841
Outdoor Channel Holdings, Inc.	4,231	30,802
ReachLocal, Inc. (I)	2,866	35,940
Reading International, Inc., Class A (I)	5,102	30,102
Rentrak Corp. (I)	2,617	44,306

282

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Saga Communications, Inc., Class A (I)	1,024	$41,492
Scholastic Corp. (L)	6,762	214,896
Sinclair Broadcast Group, Inc., Class A	13,409	150,315
The EW Scripps Company, Class A (I)	7,947	84,636
The McClatchy Company, Class A (I)(L)	15,869	35,388
The New York Times Company, Class A (I)	35,439	345,885
Valassis Communications, Inc. (I)(L)	11,091	273,837
World Wrestling
Entertainment, Inc., Class A (L)	7,433	59,836

		3,746,560
Multiline Retail - 0.2%
Fred’s, Inc., Class A (L)	9,465	134,687
Gordmans Stores, Inc. (I)	2,251	41,531
Saks, Inc. (I)(L)	28,312	291,897
The Bon-Ton Stores, Inc. (L)	3,648	34,656
Tuesday Morning Corp. (I)	11,134	72,928

		575,699
Specialty Retail - 3.7%
Aeropostale, Inc. (I)	20,977	283,819
Americas Car-Mart, Inc. (I)	2,100	95,487
ANN, Inc. (I)	12,599	475,360
Asbury Automotive Group, Inc. (I)	7,212	201,575
Barnes & Noble, Inc. (I)(L)	7,415	94,764
bebe stores, Inc.	9,745	46,776
Big 5 Sporting Goods Corp.	4,486	44,636
Body Central Corp. (I)	4,260	44,517
Brown Shoe Company, Inc. (L)	11,073	177,500
Cabela’s, Inc. (I)(L)	12,070	659,988
Casual Male Retail Group, Inc. (I)	11,929	55,231
Citi Trends, Inc. (I)	3,870	48,588
Collective Brands, Inc. (I)	15,688	340,586
Conn’s, Inc. (I)(L)	4,087	90,118
Destination Maternity Corp.	3,522	65,861
Express, Inc. (I)	23,089	342,179
Francesca’s Holdings Corp. (I)	9,013	276,969
Genesco, Inc. (I)	6,312	421,200
Group 1 Automotive, Inc. (L)	5,911	356,020
Haverty Furniture Companies, Inc.	5,125	71,135
hhgregg, Inc. (I)(L)	4,097	28,269
Hibbett Sports, Inc. (I)(L)	6,824	405,687
Hot Topic, Inc. (L)	11,110	96,657
Jos A. Bank Clothiers, Inc. (I)(L)	7,167	347,456
Kirkland’s, Inc. (I)	3,981	39,531
Lithia Motors, Inc., Class A (L)	5,611	186,902
Lumber Liquidators Holdings, Inc. (I)(L)	7,103	359,980
MarineMax, Inc. (I)(L)	5,444	45,131
Mattress Firm Holding Corp. (I)(L)	2,839	79,918
Monro Muffler Brake, Inc. (L)	8,000	281,520
New York & Company, Inc. (I)	7,774	29,153
Office Depot, Inc. (I)	73,346	187,766
OfficeMax, Inc. (L)	22,538	176,022
Penske Automotive Group, Inc. (L)	10,962	329,847
Pier 1 Imports, Inc. (L)	25,222	472,660
RadioShack Corp. (L)	25,478	60,638
Rent-A-Center, Inc.	15,330	537,776
rue21, Inc. (I)	3,979	123,946
Select Comfort Corp. (I)	14,683	463,249
Shoe Carnival, Inc.	3,711	87,320
Sonic Automotive, Inc., Class A (L)	10,473	198,778
Stage Stores, Inc. (L)	7,945	167,322
Stein Mart, Inc. (I)	7,319	62,285
Systemax, Inc. (I)	2,950	34,840
Teavana Holdings, Inc. (I)	2,347	30,605

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
The Buckle, Inc. (L)	7,130	$323,916
The Cato Corp., Class A	7,054	209,574
The Children’s Place Retail Stores, Inc. (I)	6,250	375,000
The Finish Line, Inc., Class A	13,086	297,576
The Men’s Wearhouse, Inc. (L)	13,129	452,031
The Pep Boys - Manny, Moe & Jack (L)	13,720	139,670
The Wet Seal, Inc., Class A (I)(L)	24,105	75,931
Tilly’s, Inc., Class A (I)	2,464	45,165
Vitamin Shoppe, Inc. (I)(L)	7,608	443,699
West Marine, Inc. (I)	4,099	43,572
Winmark Corp.	651	35,206
Zumiez, Inc. (I)(L)	5,673	157,312

		11,624,219
Textiles, Apparel & Luxury Goods - 1.5%
Cherokee, Inc.	2,270	33,051
Columbia Sportswear Company (L)	3,131	169,074
Crocs, Inc. (I)(L)	23,234	376,623
Culp, Inc.	2,433	28,612
Delta Apparel, Inc. (I)	1,877	25,846
Fifth & Pacific Companies, Inc. (I)(L)	28,174	360,064
G-III Apparel Group, Ltd. (I)(L)	4,334	155,591
Iconix Brand Group, Inc. (I)(L)	18,285	333,518
K-Swiss, Inc., Class A (I)	6,747	23,142
Maidenform Brands, Inc. (I)	5,993	122,737
Movado Group, Inc.	4,590	154,775
Oxford Industries, Inc.	3,624	204,575
Perry Ellis International, Inc. (I)	3,134	69,105
Quiksilver, Inc. (I)	34,206	113,564
RG Barry Corp.	2,517	37,101
Skechers U.S.A., Inc., Class A (I)(L)	9,758	199,063
Steven Madden, Ltd. (I)	10,140	443,321
The Jones Group, Inc.	21,199	272,831
The Warnaco Group, Inc. (I)	10,572	548,687
True Religion Apparel, Inc.	6,694	142,783
Tumi Holdings, Inc. (I)(L)	5,593	131,659
Unifi, Inc. (I)	3,864	49,536
Vera Bradley, Inc. (I)(L)	5,199	123,996
Wolverine World Wide, Inc. (L)	12,516	555,335

		4,674,589

		43,422,254
Consumer Staples - 3.6%
Beverages - 0.1%
Central European Distribution Corp. (I)(L)	17,204	49,031
Coca-Cola Bottling Company Consolidated	1,231	83,831
Craft Brewers Alliance, Inc. (I)	2,953	23,181
National Beverage Corp. (I)	3,049	46,223
The Boston Beer
Company, Inc., Class A (I)(L)	2,000	223,940

		426,206
Food & Staples Retailing - 1.1%
Arden Group, Inc., Class A	320	31,046
Casey’s General Stores, Inc.	9,806	560,315
Harris Teeter Supermarkets, Inc.	11,234	436,329
Ingles Markets, Inc., Class A	3,504	57,290
Nash Finch Company	3,271	66,794
Pricesmart, Inc. (L)	4,698	355,733
Rite Aid Corp. (I)	171,923	201,150
Roundy’s, Inc. (L)	5,246	31,738
Spartan Stores, Inc.	5,644	86,410
SUPERVALU, Inc. (L)	54,918	132,352
Susser Holdings Corp. (I)	2,944	106,484
The Andersons, Inc. (L)	4,821	181,559

283

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
The Chefs’ Warehouse, Inc. (I)	2,903	$47,551
The Pantry, Inc. (I)	6,162	89,657
United Natural Foods, Inc. (I)	12,639	738,750
Village Super Market, Inc., Class A	2,231	82,012
Weis Markets, Inc.	2,794	118,270

		3,323,440
Food Products - 1.6%
Alico, Inc.	1,063	33,197
Annie’s, Inc. (I)	1,302	58,382
B&G Foods, Inc. (L)	12,563	380,785
Cal-Maine Foods, Inc. (L)	3,772	169,514
Calavo Growers, Inc.	3,179	79,475
Chiquita Brands International, Inc. (I)(L)	12,226	93,407
Darling International, Inc. (I)	30,453	556,985
Diamond Foods, Inc. (L)	5,788	108,930
Dole Food Company, Inc. (I)(L)	9,502	133,313
Fresh Del Monte Produce, Inc.	9,716	248,730
Inventure Foods, Inc. (I)	3,859	21,958
J&J Snack Foods Corp.	3,851	220,778
John B. Sanfilippo & Son, Inc. (I)	2,200	28,644
Lancaster Colony Corp. (L)	4,736	346,912
Limoneira Company (L)	2,380	43,863
Omega Protein Corp. (I)	5,506	37,771
Pilgrim’s Pride Corp. (I)	15,905	81,275
Post Holdings, Inc. (I)	7,173	215,620
Sanderson Farms, Inc. (L)	5,953	264,135
Seneca Foods Corp., Class A (I)	2,392	71,425
Smart Balance, Inc. (I)(L)	15,595	188,388
Snyders-Lance, Inc.	11,464	286,600
The Hain Celestial Group, Inc. (I)	9,537	600,831
Tootsie Roll Industries, Inc. (L)	6,100	164,578
TreeHouse Foods, Inc. (I)(L)	9,290	487,725

		4,923,221
Household Products - 0.2%
Central Garden & Pet Company, Class A (I)	9,982	120,583
Harbinger Group, Inc. (I)	10,801	91,052
Oil-Dri Corp of America	1,415	32,743
Orchids Paper Products Company	1,664	30,019
Spectrum Brands Holdings, Inc.	5,914	236,619
WD-40 Company	4,135	217,666

		728,682
Personal Products - 0.4%
Elizabeth Arden, Inc. (I)	6,509	307,485
Inter Parfums, Inc. (L)	4,304	78,763
Medifast, Inc. (I)	3,696	96,650
Nature’s Sunshine Products, Inc.	3,204	52,353
Nutraceutical International Corp. (I)	2,655	41,843
Prestige Brands Holdings, Inc. (I)	13,115	222,430
Revlon, Inc., Class A (I)	3,049	47,077
Schiff Nutrition International, Inc. (I)	3,644	88,148
Synutra International, Inc. (I)	5,061	23,382
The Female Health Company	5,577	39,876
USANA Health Sciences, Inc. (I)(L)	1,583	73,562

		1,071,569
Tobacco - 0.2%
Alliance One International, Inc. (I)(L)	23,264	75,143
Star Scientific, Inc. (I)	37,819	130,854
Universal Corp. (L)	5,970	303,992
Vector Group, Ltd. (L)	14,353	238,122

		748,111

		11,221,229

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 6.1%
Energy Equipment & Services - 1.9%
Basic Energy Services, Inc. (I)(L)	8,063	$90,467
Bolt Technology Corp.	2,418	34,771
Bristow Group, Inc. (L)	9,273	468,750
C&J Energy Services, Inc. (I)(L)	11,539	229,626
Cal Dive International, Inc. (I)	25,404	38,868
Dawson Geophysical Company (I)	2,152	54,360
Dril-Quip, Inc. (I)	10,396	747,264
Exterran Holdings, Inc. (I)	16,848	341,677
Forum Energy Technologies, Inc. (I)	5,743	139,670
Geokinetics, Inc. (I)	3,020	1,117
Geospace Technologies Corp. (I)	1,653	202,344
Global Geophysical Services, Inc. (I)	5,219	28,757
Gulf Islands Fabrication, Inc.	3,797	105,822
Gulfmark Offshore, Inc., Class A (I)	6,973	230,388
Heckmann Corp. (I)(L)	34,578	145,228
Helix Energy Solutions Group, Inc. (I)	27,331	499,337
Hercules Offshore, Inc. (I)	41,205	201,080
Hornbeck Offshore Services, Inc. (I)	9,161	335,751
ION Geophysical Corp. (I)(L)	34,206	237,390
Key Energy Services, Inc. (I)	39,108	273,756
Lufkin Industries, Inc. (L)	8,710	468,772
Matrix Service Company (I)	6,813	72,013
Mitcham Industries, Inc. (I)	3,355	53,445
Natural Gas Services Group, Inc. (I)	3,444	51,488
Newpark Resources, Inc. (I)(L)	23,573	174,676
Parker Drilling Company (I)	30,579	129,349
PHI, Inc. (I)(L)	3,407	107,184
Pioneer Energy Services Corp. (I)	16,151	125,816
RigNet, Inc. (I)	3,440	63,640
Tesco Corp. (I)	7,974	85,162
TETRA Technologies, Inc. (I)	20,207	122,252
TGC Industries, Inc. (I)	3,962	28,526
Vantage Drilling Company (I)(L)	50,674	93,240
Willbros Group, Inc. (I)	10,079	54,124

		6,036,110
Oil, Gas & Consumable Fuels - 4.2%
Abraxas Petroleum Corp. (I)	22,046	50,706
Adams Resources & Energy, Inc.	583	17,782
Alon USA Energy, Inc.	2,741	37,552
Amyris, Inc. (I)(L)	8,080	27,795
Apco Oil and Gas International, Inc. (L)	2,339	37,635
Approach Resources, Inc. (I)	7,507	226,186
Arch Coal, Inc.	54,826	347,049
ATP Oil & Gas Corp. (I)	12,061	1,640
Berry Petroleum Company, Class A (L)	13,535	549,927
Bill Barrett Corp. (I)(L)	12,400	307,148
Bonanza Creek Energy, Inc. (I)	2,558	60,266
BPZ Resources, Inc. (I)	27,372	78,284
Callon Petroleum Company (I)	10,778	66,285
Carrizo Oil & Gas, Inc. (I)(L)	10,247	256,277
Clayton Williams Energy, Inc. (I)(L)	1,516	78,665
Clean Energy Fuels Corp. (I)(L)	17,158	225,971
Cloud Peak Energy, Inc. (I)(L)	15,743	284,948
Comstock Resources, Inc. (I)(L)	12,446	228,757
Contango Oil & Gas Company (I)	3,288	161,572
Crimson Exploration, Inc. (I)	5,847	24,967
Crosstex Energy, Inc. (L)	10,680	149,840
CVR Energy, Inc. (I)	4,333	159,238
Delek US Holdings, Inc.	4,405	112,283
Emerald Oil, Inc. (I)	13,828	11,477
Endeavour International Corp. (I)(L)	9,875	95,491
Energy XXI Bermuda, Ltd.	20,376	712,141
EPL Oil & Gas, Inc. (I)	7,144	144,952

284

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Evolution Petroleum Corp. (I)(L)	4,549	$36,756
Forest Oil Corp. (I)	30,426	257,100
Forestar Petroleum Corp. (I)	1,942	28,140
Frontline, Ltd. (I)(L)	13,153	50,508
FX Energy, Inc. (I)(L)	13,968	104,201
GasLog, Ltd. (I)	6,161	71,344
Gastar Exploration, Ltd. (I)	15,125	25,108
Gevo, Inc. (I)(L)	5,546	11,813
Goodrich Petroleum Corp. (I)(L)	6,783	85,737
Green Plains Renewable Energy, Inc. (I)(L)	6,607	38,717
Gulfport Energy Corp. (I)	14,411	450,488
Halcon Resources Corp. (I)(L)	28,972	212,365
Harvest Natural Resources, Inc. (I)(L)	9,747	86,943
Isramco, Inc. (I)	290	33,640
KiOR, Inc., Class A (I)(L)	6,927	64,421
Knightsbridge Tankers, Ltd. (L)	6,413	42,005
Kodiak Oil & Gas Corp. (I)	68,213	638,474
Magnum Hunter Resources Corp. (I)(L)	38,190	169,564
Matador Resources Company (I)	3,566	37,051
McMoRan Exploration Company (I)(L)	26,257	308,520
Midstates Petroleum Company, Inc. (I)(L)	6,258	54,132
Miller Energy Resources, Inc. (I)(L)	8,056	40,522
Nordic American Tankers, Ltd. (L)	13,691	138,005
Northern Oil and Gas, Inc. (I)(L)	16,435	279,231
Oasis Petroleum, Inc. (I)(L)	20,668	609,086
Overseas Shipholding Group, Inc. (L)	6,478	42,755
Panhandle Oil and Gas, Inc., Class A	1,881	57,690
Patriot Coal Corp. (I)	25,140	2,941
PDC Energy, Inc. (I)(L)	7,740	244,816
Penn Virginia Corp. (I)(L)	11,723	72,683
Petroquest Energy, Inc. (I)(L)	14,947	100,294
Quicksilver Resources, Inc. (I)	30,153	123,326
Rentech, Inc. (I)	59,731	146,938
Resolute Energy Corp. (I)(L)	12,476	110,662
REX American Resources Corp. (I)	1,605	28,906
Rex Energy Corp. (I)(L)	11,197	149,480
Rosetta Resources, Inc. (I)	13,675	655,033
Sanchez Energy Corp. (I)	2,957	60,412
Saratoga Resources, Inc. (I)	4,899	26,847
Scorpio Tankers, Inc. (I)	9,946	59,676
SemGroup Corp., Class A (I)	10,826	398,938
Ship Finance International, Ltd. (L)	11,690	183,767
Solazyme, Inc. (I)	8,547	98,120
Stone Energy Corp. (I)(L)	12,797	321,461
Swift Energy Company (I)	11,065	231,037
Synergy Resources Corp. (I)	10,643	44,381
Targa Resources Corp. (L)	7,547	379,916
Teekay Tankers, Ltd., Class A (L)	16,330	61,074
Triangle Petroleum Corp. (I)(L)	11,649	83,407
Uranerz Energy Corp. (I)(L)	18,130	29,552
Vaalco Energy, Inc. (I)(L)	14,919	127,557
Venoco, Inc. (I)	7,585	90,110
W&T Offshore, Inc.	8,897	167,086
Warren Resources, Inc. (I)	19,646	59,724
Western Refining, Inc.	14,823	388,066
Westmoreland Coal Company (I)	3,035	30,138
ZaZa Energy Corp. (I)(L)	6,586	19,560

		12,925,058

		18,961,168
Financials - 21.3%
Capital Markets - 2.2%
Apollo Investment Corp.	52,247	411,184
Arlington Asset Investment Corp., Class A (L)	2,196	52,397

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Artio Global Investors, Inc. (L)	7,973	$23,760
BGC Partners, Inc., Class A (L)	25,382	124,372
BlackRock Kelso Capital Corp.	18,861	183,329
Calamos Asset Management, Inc., Class A (L)	5,112	59,504
Capital Southwest Corp.	764	85,530
Cohen & Steers, Inc.	4,762	141,050
Cowen Group, Inc., Class A (I)	22,972	62,024
Diamond Hill Investment Group, Inc.	731	56,053
Duff & Phelps Corp., Class A	8,116	110,459
Epoch Holding Corp.	4,163	96,165
Evercore Partners, Inc., Class A	7,346	198,342
FBR & Company (I)	11,618	35,900
Fidus Investment Corp. (L)	2,594	43,320
Fifth Street Finance Corp.	21,171	232,458
Financial Engines, Inc. (I)(L)	12,017	286,365
FXCM, Inc., Class A (L)	5,502	52,544
GAMCO Investors, Inc., Class A (L)	1,667	82,933
GFI Group, Inc. (L)	18,190	57,844
Gladstone Capital Corp. (L)	5,839	51,091
Gladstone Investment Corp.	6,222	48,656
Golub Capital BDC, Inc. (L)	3,744	59,530
Greenhill & Company, Inc.	7,489	387,556
GSV Capital Corp. (I)	5,089	43,918
Harris & Harris Group, Inc. (I)	8,854	33,557
Hercules Technology Growth Capital, Inc.	12,826	141,214
HFF, Inc., Class A (I)	8,534	127,157
Horizon Technology Finance Corp.	1,875	30,300
ICG Group, Inc. (I)	9,871	100,289
INTL. FCStone, Inc. (I)(L)	3,612	68,845
Investment Technology Group, Inc. (I)	9,909	86,208
JMP Group, Inc.	4,502	24,716
KBW, Inc. (L)	8,997	148,181
KCAP Financial, Inc. (L)	6,007	55,625
Knight Capital Group, Inc., Class A (I)	25,275	67,737
Ladenburg Thalmann
Financial Services, Inc. (I)(L)	27,478	36,271
Main Street Capital Corp.	6,189	182,637
Manning & Napier, Inc.	3,644	44,420
MCG Capital Corp. (L)	20,301	93,588
Medallion Financial Corp.	5,050	59,641
Medley Capital Corp.	4,656	65,510
MVC Capital, Inc.	6,159	78,835
New Mountain Finance Corp.	2,392	35,449
NGP Capital Resources Company	6,070	45,282
Oppenheimer Holdings, Inc., Class A	2,674	42,650
PennantPark Investment Corp.	14,539	154,259
Piper Jaffray Companies (I)	4,213	107,221
Prospect Capital Corp.	31,172	359,101
Safeguard Scientifics, Inc. (I)	5,439	85,338
Solar Capital, Ltd.	9,296	213,064
Solar Senior Capital, Ltd.	2,624	46,996
Stifel Financial Corp. (I)(L)	13,858	465,629
SWS Group, Inc. (I)(L)	7,666	46,839
TCP Capital Corp.	1,519	24,243
THL Credit, Inc. (L)	3,206	44,980
TICC Capital Corp.	9,960	103,584
Triangle Capital Corp.	7,011	179,902
Virtus Investment Partners, Inc. (I)	1,568	134,848
Walter Investment Management Corp. (I)	7,444	275,502
Westwood Holdings Group, Inc.	1,787	69,711
WisdomTree Investments, Inc. (I)	15,340	102,778

		6,968,391
Commercial Banks - 6.5%
1st Source Corp.	3,843	85,584

285

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
1st United Bancorp, Inc. (I)	8,478	$54,683
Access National Corp.	2,265	30,940
Alliance Financial Corp. (L)	1,488	59,832
American National Bankshares, Inc.	2,280	51,505
Ameris Bancorp (I)(L)	6,410	80,702
Ames National Corp. (L)	2,332	48,599
Arrow Financial Corp. (L)	2,879	71,987
Bancfirst Corp.	1,681	72,216
Banco Latinoamericano de
Comercio Exterior SA	7,336	162,052
BancorpSouth, Inc.	24,448	360,364
Bank of Marin Bancorp, Class A	1,584	67,336
Bank of the Ozarks, Inc. (L)	7,635	263,178
Banner Corp.	4,797	129,999
BBCN Bancorp, Inc. (I)	20,294	255,907
Boston Private Financial Holdings, Inc. (L)	20,344	195,099
Bridge Bancorp, Inc.	2,511	58,531
Bridge Capital Holdings (I)	2,735	42,283
Bryn Mawr Bank Corp.	3,188	71,539
BSB Bancorp, Inc. (I)	2,396	30,908
C&F Financial Corp.	947	37,264
Camden National Corp.	2,124	78,673
Capital City Bank Group, Inc. (I)(L)	3,497	37,208
Cardinal Financial Corp.	7,858	112,369
Cathay General Bancorp	20,426	352,553
Centerstate Banks, Inc.	8,251	73,599
Central Pacific Financial Corp. (I)	5,613	80,266
Chemical Financial Corp.	7,163	173,345
Citizens & Northern Corp.	3,384	66,360
Citizens Republic Bancorp, Inc. (I)	10,420	201,627
City Holding Company (L)	3,851	138,020
CNB Financial Corp.	3,646	63,841
CoBiz Financial, Inc. (L)	9,717	68,019
Columbia Banking System, Inc. (L)	10,288	190,740
Community Bank Systems, Inc. (L)	10,248	288,891
Community Trust Bancorp, Inc.	3,672	130,485
CVB Financial Corp.	22,886	273,259
Eagle Bancorp, Inc. (I)	4,563	76,293
Enterprise Financial Services Corp.	4,872	66,259
Fidelity Southern Corp.	2,880	27,245
Financial Institutions, Inc.	3,772	70,310
First Bancorp North Carolina	4,353	50,190
First BanCorp Puerto Rico (I)	18,248	80,656
First Bancorp, Inc. Maine	2,683	47,087
First Busey Corp. (L)	19,837	96,805
First California Financial Group, Inc. (I)	6,167	42,922
First Commonwealth Financial Corp. (L)	27,235	192,007
First Community Bancshares, Inc.	4,367	66,640
First Connecticut Bancorp, Inc.	4,904	66,253
First Financial Bancorp	15,287	258,503
First Financial Bankshares, Inc. (L)	8,208	295,734
First Financial Corp.	2,965	92,923
First Interstate Bancsystem, Inc.	4,428	66,243
First Merchants Corp.	7,626	114,466
First Midwest Bancorp, Inc.	19,363	243,006
FirstMerit Corp.	28,326	417,242
FNB Corp. (L)	36,089	404,558
FNB United Corp. (I)	2,696	32,028
German American Bancorp, Inc.	3,549	85,602
Glacier Bancorp, Inc. (L)	18,739	291,954
Great Southern Bancorp, Inc.	2,780	85,930
Hancock Holding Company	19,744	611,077
Hanmi Financial Corp. (I)	8,379	107,335
Heartland Financial USA, Inc.	3,915	106,762
Heritage Commerce Corp. (I)	6,006	41,682

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Heritage Financial Corp.	4,339	$65,215
Heritage Oaks Bancorp (I)	5,916	34,076
Home BancShares, Inc. (L)	5,695	194,143
Horizon Bancorp	1,162	33,210
Hudson Valley Holding Corp.	4,156	70,860
Iberiabank Corp. (L)	7,654	350,553
Independent Bank Corp. (L)	5,636	169,587
International Bancshares Corp.	13,850	263,843
Investors Bancorp, Inc.	11,434	208,556
Lakeland Bancorp, Inc.	7,303	75,586
Lakeland Financial Corp.	4,363	120,419
MainSource Financial Group, Inc.	5,559	71,378
MB Financial, Inc.	14,225	280,944
Mercantile Bank Corp. (I)	2,474	42,404
Merchants Bancshares, Inc.	1,597	47,191
Metro Bancorp, Inc. (I)	3,984	50,477
MetroCorp Bancshares, Inc. (I)	4,339	45,950
Middleburg Financial Corp.	1,708	30,334
National Bankshares, Inc. (L)	2,065	68,558
National Penn Bancshares, Inc.	32,006	291,575
NBT Bancorp, Inc. (L)	8,591	189,603
Northrim BanCorp, Inc.	1,987	40,018
Old National Bancorp (L)	24,547	334,085
OmniAmerican Bancorp, Inc. (I)	3,228	73,372
Oriental Financial Group, Inc. (L)	10,579	111,291
Pacific Capital Bancorp (I)	1,105	50,720
Pacific Continental Corp.	5,245	46,838
Pacific Mercantile Bancorp (I)	3,136	20,509
PacWest Bancorp	7,844	183,314
Park National Corp.	2,959	207,189
Park Sterling Corp. (I)	9,428	46,574
Penns Woods Bancorp, Inc.	1,233	54,659
Peoples Bancorp, Inc.	3,010	68,899
Pinnacle Financial Partners, Inc. (I)(L)	9,018	174,228
Preferred Bank (I)	3,328	47,191
PrivateBancorp, Inc.	15,713	251,251
Prosperity Bancshares, Inc.	12,264	522,692
Renasant Corp. (L)	6,669	130,746
Republic Bancorp, Inc., Class A (L)	2,727	59,858
S&T Bancorp, Inc. (L)	7,530	132,603
Sandy Spring Bancorp, Inc.	6,441	123,989
SCBT Financial Corp.	3,956	159,348
Seacoast Banking Corp. of Florida (I)(L)	21,168	33,657
Sierra Bancorp	3,538	43,376
Simmons First National Corp., Class A	4,559	111,034
Southside Bancshares, Inc.	4,667	101,787
Southwest Bancorp, Inc. (I)	5,380	58,373
State Bank Financial Corp.	8,325	137,279
StellarOne Corp.	6,215	81,789
Sterling Bancorp	8,333	82,663
Sterling Financial Corp.	7,010	156,113
Suffolk Bancorp (I)	2,836	41,576
Sun Bancorp, Inc. (I)	11,330	38,182
Susquehanna Bancshares, Inc. (L)	48,639	508,764
SY Bancorp, Inc. (L)	3,337	78,953
Taylor Capital Group, Inc. (I)	4,363	74,695
Texas Capital Bancshares, Inc. (I)(L)	9,859	490,091
The Bancorp, Inc. (I)	7,893	81,061
The First of Long Island Corp.	2,245	69,168
Tompkins Financial Corp.	2,438	98,788
TowneBank (L)	6,994	107,218
Trico Bancshares	4,378	72,368
Trustmark Corp. (L)	16,756	407,841
UMB Financial Corp. (L)	8,361	407,013
Umpqua Holdings Corp.	28,994	373,733

286

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Union First Market Bankshares Corp.	5,438	$84,615
United Bankshares, Inc. (L)	13,040	324,826
United Community Banks, Inc. (I)	10,919	91,610
Univest Corp. of Pennsylvania	4,600	82,800
Virginia Commerce Bancorp, Inc. (I)	7,284	63,735
Washington Banking Company	4,187	59,330
Washington Trust Bancorp, Inc.	3,876	101,823
Webster Financial Corp.	18,676	442,621
WesBanco, Inc. (L)	6,100	126,331
West Bancorp, Inc.	4,634	55,840
West Coast Bancorp	5,109	115,055
Westamerica Bancorp.	7,214	339,419
Western Alliance Bancorp (I)	18,176	185,395
Wilshire Bancorp, Inc. (I)	16,392	103,270
Wintrust Financial Corp. (L)	9,430	354,285

		20,427,788
Consumer Finance - 0.6%
Cash America International, Inc. (L)	7,621	293,942
Credit Acceptance Corp. (I)	2,045	174,868
DFC Global Corp. (I)(L)	11,498	197,191
Ezcorp, Inc., Class A (I)	12,465	285,822
First Cash Financial Services, Inc. (I)	7,450	342,775
Green Dot Corp., Class A (I)	6,252	76,462
Nelnet, Inc., Class A	6,289	149,301
Netspend Holdings, Inc. (I)	8,222	80,822
Nicholas Financial, Inc.	2,917	37,658
World Acceptance Corp. (I)	2,875	193,919

		1,832,760
Diversified Financial Services - 0.3%
Gain Capital Holdings, Inc.	4,349	21,441
MarketAxess Holdings, Inc.	9,467	299,157
Marlin Business Services Corp.	2,293	48,635
NewStar Financial, Inc. (I)	6,950	83,331
PHH Corp. (I)(L)	14,690	298,942
PICO Holdings, Inc. (I)	5,947	135,711
Resource America, Inc., Class A	3,620	24,761

		911,978
Insurance - 2.5%
Alterra Capital Holdings, Ltd. (L)	22,068	528,308
American Equity Investment Life
Holding Company (L)	15,622	181,684
American Safety Insurance Holdings, Ltd. (I)	2,557	47,790
AMERISAFE, Inc. (I)	4,746	128,806
Amtrust Financial Services, Inc. (L)	7,005	179,468
Argo Group International Holdings, Ltd.	6,659	215,685
Baldwin & Lyons, Inc., Class B	2,545	60,851
Citizens, Inc. (I)(L)	10,532	110,481
CNO Financial Group, Inc.	54,931	530,084
Crawford & Company, Class B	7,533	37,740
Donegal Group, Inc., Class A	2,266	31,815
Eastern Insurance Holdings, Inc.	2,150	36,056
eHealth, Inc. (I)	5,160	96,853
EMC Insurance Group, Inc.	1,416	29,736
Employers Holdings, Inc.	8,178	149,903
Enstar Group, Ltd. (I)	2,163	215,543
FBL Financial Group, Inc., Class A	2,699	89,607
First American Financial Corp.	27,467	595,210
Flagstone Reinsurance Holdings SA (L)	13,966	119,968
Global Indemnity PLC (I)	3,037	66,450
Greenlight Capital Re, Ltd., Class A (I)	7,297	180,601
Hallmark Financial Services, Inc. (I)	4,151	33,789
Hilltop Holdings, Inc. (I)	10,242	130,176
Homeowners Choice, Inc. (L)	2,071	48,669

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Horace Mann Educators Corp.	10,209	$184,885
Infinity Property & Casualty Corp.	3,056	184,552
Kansas City Life Insurance Company	1,212	46,698
Maiden Holdings, Ltd.	13,031	115,846
Meadowbrook Insurance Group, Inc.	13,179	101,347
Montpelier Re Holdings, Ltd.	12,837	284,083
National Financial Partners Corp. (I)(L)	10,431	176,284
National Interstate Corp.	1,678	43,292
National Western Life Insurance
Company, Class A	593	84,947
OneBeacon Insurance Group, Ltd., Class A	6,024	80,963
Platinum Underwriters Holdings, Ltd. (L)	8,837	361,168
Presidential Life Corp.	6,067	84,513
Primerica, Inc.	12,181	348,864
RLI Corp. (L)	5,485	365,630
Safety Insurance Group, Inc.	3,246	148,926
SeaBright Holdings, Inc.	5,672	62,392
Selective Insurance Group, Inc.	14,288	271,329
State Auto Financial Corp.	3,964	64,970
Stewart Information Services Corp. (L)	4,879	98,263
Symetra Financial Corp.	20,015	246,185
The Navigators Group, Inc. (I)	2,581	127,050
The Phoenix Companies, Inc. (I)(L)	1,522	46,690
Tower Group, Inc.	9,082	176,100
United Fire Group, Inc.	5,248	131,830

		7,682,080
Real Estate Investment Trusts - 7.4%
Acadia Realty Trust	11,417	283,370
AG Mortgage Investment Trust, Inc.	4,125	99,536
Agree Realty Corp.	3,186	81,211
Alexander’s, Inc.	545	232,982
American Assets Trust, Inc.	8,641	231,492
American Capital Mortgage Investment Corp.	9,210	231,447
American Realty Capital Trust, Inc.	41,063	481,669
Anworth Mortgage Asset Corp.	34,977	237,844
Apollo Commercial Real Estate Finance, Inc.	4,635	80,371
Apollo Residential Mortgage, Inc.	6,312	139,116
Ares Commercial Real Estate Corp. (L)	2,134	36,406
ARMOUR Residential REIT, Inc.	45,963	352,077
Ashford Hospitality Trust, Inc.	13,853	116,365
Associated Estates Realty Corp.	10,979	166,442
Campus Crest Communities, Inc.	8,202	88,582
CapLease, Inc.	18,366	94,952
Capstead Mortgage Corp.	23,977	323,450
Cedar Realty Trust, Inc.	16,009	84,528
Chatham Lodging Trust	3,973	55,145
Chesapeake Lodging Trust	8,367	166,252
Colonial Properties Trust	22,706	477,961
Colony Financial, Inc.	8,422	164,061
Coresite Realty Corp.	5,332	143,644
Cousins Properties, Inc.	23,666	187,908
CreXus Investment Corp.	16,614	179,597
CubeSmart	31,907	410,643
CYS Investments, Inc.	29,516	415,880
DCT Industrial Trust, Inc. (L)	63,685	412,042
DiamondRock Hospitality Company (L)	43,407	418,009
DuPont Fabros Technology, Inc. (L)	15,854	400,314
Dynex Capital, Inc.	14,218	152,844
EastGroup Properties, Inc.	7,354	391,233
Education Realty Trust, Inc.	24,593	268,064
Entertainment Properties Trust (L)	12,067	536,137
Equity One, Inc.	14,030	295,472
Excel Trust, Inc.	8,928	101,958
FelCor Lodging Trust, Inc. (I)	32,429	153,713

287

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
First Industrial Realty Trust, Inc. (I)	23,024	$302,535
First Potomac Realty Trust	13,172	169,655
Franklin Street Properties Corp. (L)	18,756	207,629
Getty Realty Corp. (L)	6,784	121,773
Gladstone Commercial Corp. (L)	3,281	59,911
Glimcher Realty Trust	36,143	382,032
Government Properties Income Trust	9,533	223,072
Gramercy Capital Corp. (I)	13,164	39,624
Gyrodyne Company of America, Inc. (I)	358	38,890
Healthcare Realty Trust, Inc.	20,105	463,420
Hersha Hospitality Trust	44,607	218,574
Highwoods Properties, Inc. (L)	18,983	619,225
Hudson Pacific Properties, Inc.	9,209	170,367
Inland Real Estate Corp. (L)	19,613	161,807
Invesco Mortgage Capital, Inc.	29,690	597,660
Investors Real Estate Trust (L)	22,231	183,850
iStar Financial, Inc. (I)(L)	21,897	181,307
Kite Realty Group Trust	15,035	76,679
LaSalle Hotel Properties	22,136	590,810
Lexington Realty Trust	30,898	298,475
LTC Properties, Inc.	7,893	251,392
Medical Properties Trust, Inc.	34,982	365,562
Mission West Properties, Inc.	5,184	45,101
Monmouth Real Estate
Investment Corp., Class A	10,710	119,845
National Health Investments, Inc.	6,281	323,095
New York Mortgage Trust, Inc.	5,142	36,251
NorthStar Realty Finance Corp.	34,233	217,722
Omega Healthcare Investors, Inc.	27,298	620,484
One Liberty Properties, Inc. (L)	3,182	59,344
Parkway Properties, Inc.	4,340	58,026
Pebblebrook Hotel Trust	13,574	317,496
Pennsylvania Real Estate Investment Trust	14,479	229,637
PennyMac Mortgage Investment Trust	10,278	240,197
Potlatch Corp.	10,409	388,984
PS Business Parks, Inc.	4,755	317,729
RAIT Financial Trust (L)	13,300	69,825
Ramco-Gershenson Properties Trust	11,885	148,919
Redwood Trust, Inc.	20,530	296,864
Resource Capital Corp.	21,984	129,266
Retail Opportunity Investments Corp. (L)	13,031	167,709
RLJ Lodging Trust	27,621	522,313
Rouse Properties, Inc. (L)	5,760	82,656
Sabra Health Care REIT, Inc.	9,631	192,716
Saul Centers, Inc.	1,980	87,912
Select Income REIT	2,279	56,109
Sovran Self Storage, Inc.	7,500	433,875
STAG Industrial, Inc.	6,361	103,430
Starwood Property Trust, Inc.	29,814	693,772
Strategic Hotels & Resorts, Inc. (I)	47,021	282,596
Summit Hotel Properties, Inc.	7,956	67,944
Sun Communities, Inc.	6,936	306,016
Sunstone Hotel Investors, Inc. (I)	30,835	339,185
Terreno Realty Corp.	3,747	59,203
Two Harbors Investment Corp.	55,131	647,789
UMH Properties, Inc.	3,957	47,365
Universal Health Realty Income Trust	3,049	140,193
Urstadt Biddle Properties, Inc., Class A	5,911	119,580
Washington Real Estate Investment Trust (L)	17,055	457,415
Western Asset Mortgage Capital Corp.	2,251	49,972
Whitestone REIT	3,055	40,326
Winthrop Realty Trust	7,668	82,661

		23,016,488

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development - 0.2%
AV Homes, Inc. (I)	2,727	$40,469
Consolidated-Tomoka Land Company (L)	1,269	41,737
Forestar Group, Inc. (I)(L)	9,063	150,990
Kennedy-Wilson Holdings, Inc. (L)	9,165	128,035
Tejon Ranch Company (I)	3,439	103,308
Thomas Properties Group, Inc.	8,836	51,426
Zillow, Inc., Class A (I)(L)	815	34,377

		550,342
Thrifts & Mortgage Finance - 1.6%
Astoria Financial Corp. (L)	22,353	220,848
Bank Mutual Corp.	12,735	57,944
BankFinancial Corp.	6,125	53,839
Beneficial Mutual Bancorp, Inc. (I)	8,862	84,721
Berkshire Hill Bancorp, Inc. (L)	5,813	133,001
BofI Holding, Inc. (I)	2,769	72,132
Brookline Bancorp, Inc.	18,316	161,547
Cape Bancorp, Inc. (I)	3,370	31,543
Clifton Savings Bancorp, Inc.	2,615	28,765
Dime Community Bancshares, Inc.	8,485	122,523
Doral Financial Corp. (I)	33,663	31,667
ESB Financial Corp.	3,008	41,992
ESSA Bancorp, Inc.	2,744	28,510
EverBank Financial Corp.	5,672	78,103
Federal Agricultural Mortgage Corp., Class C	2,682	69,035
First Defiance Financial Corp.	2,767	47,758
First Financial Holdings, Inc.	4,476	58,143
First Pactrust Bancorp, Inc.	3,006	37,605
Flushing Financial Corp.	8,404	132,783
Fox Chase Bancorp, Inc.	3,741	58,434
Franklin Financial Corp. (I)	3,988	68,035
Heritage Financial Group, Inc.	2,568	33,744
Home Bancorp, Inc. (I)	2,232	40,154
Home Federal Bancorp, Inc.	4,346	49,197
Home Loan Servicing Solutions, Ltd.	3,776	61,436
HomeStreet, Inc. (I)	1,150	43,769
Kaiser Federal Financial Group, Inc.	2,760	41,648
Kearny Financial Corp.	4,286	41,746
MGIC Investment Corp. (I)	48,881	74,788
Nationstar Mortgage Holdings, Inc. (I)	5,010	166,232
Northfield Bancorp, Inc. (L)	4,080	65,362
Northwest Bancshares, Inc.	25,047	306,325
OceanFirst Financial Corp.	3,929	57,638
Ocwen Financial Corp. (I)	27,887	764,383
Oritani Financial Corp.	11,960	179,998
Peoples Federal Bancshares, Inc.	1,940	33,523
Provident Financial Holdings, Inc.	2,904	41,266
Provident Financial Services, Inc.	15,624	246,703
Provident New York Bancorp	9,078	85,424
Radian Group, Inc. (L)	34,914	151,527
Rockville Financial, Inc.	7,749	94,925
SI Financial Group, Inc.	3,181	37,281
Territorial Bancorp, Inc.	3,064	70,319
TrustCo Bank Corp.	24,620	140,826
United Financial Bancorp, Inc.	4,206	60,861
ViewPoint Financial Group	8,698	166,741
Walker & Dunlop, Inc. (I)	3,213	49,384
Westfield Financial, Inc. (L)	7,452	55,815
WSFS Financial Corp.	2,091	86,316

		4,866,259

		66,256,086
Health Care - 13.3%
Biotechnology - 3.9%
Achillion Pharmaceuticals, Inc. (I)	13,895	144,647

288

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Acorda Therapeutics, Inc. (I)	10,416	$266,754
Aegerion Pharmaceuticals, Inc. (I)	5,706	84,563
Affymax, Inc. (I)	9,378	197,501
Agenus, Inc. (I)	6,201	28,587
Alkermes PLC (I)	31,620	656,115
Allos Therapeutics, Inc. (I)	21,982	0
Alnylam Pharmaceuticals, Inc. (I)(L)	12,050	226,420
AMAG Pharmaceuticals, Inc. (I)	5,600	99,344
Amicus Therapeutics, Inc. (I)	8,192	42,598
Arena Pharmaceuticals, Inc. (I)(L)	51,132	425,418
Arqule, Inc. (I)	15,416	78,776
Array BioPharma, Inc. (I)	23,668	138,694
Astex Pharmaceuticals (I)	24,722	75,897
AVEO Pharmaceuticals, Inc. (I)(L)	10,154	105,703
BioCryst Pharmaceuticals, Inc. (I)(L)	13,118	55,620
Biospecifics Technologies Corp. (I)	1,427	27,712
Biotime, Inc. (I)(L)	8,280	34,776
Celldex Therapeutics, Inc. (I)(L)	15,457	97,379
Cepheid, Inc. (I)(L)	16,992	586,394
Clovis Oncology, Inc. (I)(L)	3,582	73,252
Codexis, Inc. (I)	7,041	21,334
Cubist Pharmaceuticals, Inc. (I)	16,368	780,426
Curis, Inc. (I)(L)	20,755	85,926
Cytori Therapeutics, Inc. (I)(L)	14,667	64,681
Dendreon Corp. (I)(L)	39,918	192,804
Discovery Laboratories, Inc. (I)	11,702	38,383
Dusa Pharmaceuticals, Inc. (I)	6,367	43,232
Dyax Corp. (I)	27,086	70,424
Dynavax Technologies Corp. (I)	45,257	215,423
Emergent Biosolutions, Inc. (I)	6,662	94,667
Enzon Pharmaceuticals, Inc. (I)	11,112	77,340
Exact Sciences Corp. (I)	14,925	164,324
Exelixis, Inc. (I)(L)	38,532	185,724
Genomic Health, Inc. (I)(L)	4,188	145,282
Geron Corp. (I)(L)	34,955	59,424
GTx, Inc. (I)	7,203	32,990
Halozyme Therapeutics, Inc. (I)(L)	23,344	176,481
Idenix Pharmaceuticals, Inc. (I)	19,444	88,859
ImmunoCellular Therapeutics, Ltd. (I)	10,702	30,073
Immunogen, Inc. (I)	20,099	293,445
Immunomedics, Inc. (I)	17,807	62,503
Infinity Pharmaceuticals, Inc. (I)	5,136	120,953
InterMune, Inc. (I)	16,981	152,320
Ironwood Pharmaceuticals, Inc. (I)(L)	19,524	249,517
Isis Pharmaceuticals, Inc. (I)(L)	26,045	366,453
Keryx Biopharmaceuticals Inc. (I)(L)	18,618	52,503
Lexicon Pharmaceuticals, Inc. (I)(L)	51,846	120,283
Ligand Pharmaceuticals, Inc., Class B (I)	4,628	79,370
MannKind Corp. (I)(L)	29,794	85,807
Maxygen, Inc.	7,846	20,713
Merrimack Pharmaceuticals, Inc. (I)(L)	4,043	37,923
Momenta Pharmaceuticals, Inc. (I)	12,158	177,142
Neurocrine Biosciences, Inc. (I)(L)	17,243	137,599
NewLink Genetics Corp. (I)(L)	3,382	54,890
Novavax, Inc. (I)(L)	31,193	67,377
NPS Pharmaceuticals, Inc. (I)	22,440	207,570
OncoGenex Pharmaceuticals, Inc. (I)	3,959	56,099
Oncothyreon, Inc. (I)(L)	15,023	77,218
Opko Health, Inc. (I)(L)	27,808	116,237
Orexigen Therapeutics, Inc. (I)	16,054	91,668
Osiris Therapeutics, Inc. (I)(L)	4,421	48,852
PDL BioPharma, Inc. (L)	36,272	278,932
Pharmacyclics, Inc. (I)	14,121	910,805
Progenics Pharmaceuticals, Inc. (I)(L)	7,948	22,811
Raptor Pharmaceutical Corp. (I)(L)	12,936	71,924

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Repligen Corp. (I)	8,375	$49,915
Rigel Pharmaceuticals, Inc. (I)	18,723	191,911
Sangamo Biosciences, Inc. (I)	13,980	84,998
Seattle Genetics, Inc. (I)(L)	24,632	663,832
SIGA Technologies, Inc. (I)(L)	9,869	31,581
Spectrum Pharmaceuticals, Inc. (I)(L)	15,418	180,391
Synageva BioPharma Corp. (I)	2,398	128,125
Synergy Pharmaceuticals, Inc. (I)	10,864	51,930
Synta Pharmaceuticals Corp. (I)(L)	9,874	75,240
Targacept, Inc. (I)(L)	7,609	37,208
Theravance, Inc. (I)(L)	15,748	408,031
Threshold Pharmaceuticals, Inc. (I)	11,783	85,309
Trius Therapeutics, Inc. (I)	6,846	39,912
Vanda Pharmaceuticals, Inc. (I)	7,979	32,155
Vical, Inc. (I)(L)	20,073	86,715
XOMA Corp. (I)	18,092	66,759
ZIOPHARM Oncology, Inc. (I)(L)	17,686	96,389

		12,285,262
Health Care Equipment & Supplies - 3.4%
Abaxis, Inc. (I)(L)	5,617	201,763
ABIOMED, Inc. (I)(L)	8,695	182,508
Accuray, Inc. (I)	18,527	131,171
Align Technology, Inc. (I)	18,599	687,605
Alphatec Holdings, Inc. (I)(L)	15,715	25,930
Analogic Corp.	3,152	246,392
AngioDynamics, Inc. (I)	6,413	78,239
Anika Therapeutics, Inc. (I)	3,148	47,283
Antares Pharma, Inc. (I)(L)	23,986	104,579
ArthroCare Corp. (I)	7,178	232,567
AtriCure, Inc. (I)	4,011	29,842
Atrion Corp.	414	91,701
Biolase, Inc. (I)(L)	7,825	13,380
Cantel Medical Corp.	5,489	148,642
Cardiovascular Systems, Inc. (I)	4,536	52,436
Cerus Corp. (I)(L)	14,718	50,041
Conceptus, Inc. (I)(L)	8,151	165,547
CONMED Corp.	7,316	208,506
CryoLife, Inc.	7,299	49,049
Cyberonics, Inc. (I)(L)	7,147	374,646
Cynosure, Inc., Class A (I)	2,664	70,276
Derma Sciences, Inc. (I)	2,874	29,832
DexCom, Inc. (I)(L)	17,842	268,165
Endologix, Inc. (I)(L)	14,382	198,759
EnteroMedics, Inc. (I)	7,137	26,050
Exactech, Inc. (I)	2,433	43,380
Greatbatch, Inc. (I)	6,059	147,415
Haemonetics Corp. (I)	6,508	521,942
Hansen Medical, Inc. (I)(L)	14,950	29,153
HeartWare International, Inc. (I)	3,675	347,251
ICU Medical, Inc. (I)(L)	3,207	193,959
Insulet Corp. (I)(L)	12,445	268,563
Integra LifeSciences Holdings Corp. (I)	5,078	208,706
Invacare Corp.	8,253	116,697
IRIS International, Inc. (I)	4,286	83,663
MAKO Surgical Corp. (I)(L)	9,373	163,184
Masimo Corp. (I)(L)	12,909	312,140
Meridian Bioscience, Inc. (L)	10,697	205,168
Merit Medical Systems, Inc. (I)	10,918	163,006
Natus Medical, Inc. (I)	7,687	100,469
Navidea Biopharmaceuticals, Inc. (I)(L)	25,522	70,186
Neogen Corp. (I)(L)	6,190	264,313
NuVasive, Inc. (I)	11,190	256,363
NxStage Medical, Inc. (I)	12,805	169,154
OraSure Technologies, Inc. (I)(L)	12,539	139,434

289

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Orthofix International NV (I)	4,836	$216,411
Palomar Medical Technologies, Inc. (I)	5,224	49,315
PhotoMedex, Inc. (I)(L)	3,508	49,322
Quidel Corp. (I)(L)	7,281	137,829
Rochester Medical Corp. (I)	2,950	34,840
Rockwell Medical Technologies, Inc. (I)	5,729	46,806
RTI Biologics, Inc. (I)	15,050	62,759
Solta Medical, Inc. (I)	16,639	52,246
Spectranetics Corp. (I)	9,014	132,957
Staar Surgical Company (I)	9,623	72,750
STERIS Corp.	14,861	527,120
SurModics, Inc. (I)	4,103	82,963
Symmetry Medical, Inc. (I)	9,584	94,786
Tornier BV (I)	3,919	74,265
Unilife Corp. (I)(L)	19,499	60,837
Utah Medical Products, Inc.	1,003	34,092
Vascular Solutions, Inc. (I)	4,475	66,275
Volcano Corp. (I)	13,791	394,009
West Pharmaceutical Services, Inc.	8,732	463,407
Wright Medical Group, Inc. (I)(L)	10,156	224,549
Young Innovations, Inc.	1,503	58,767
Zeltiq Aesthetics, Inc. (I)	4,642	26,181

		10,481,541
Health Care Providers & Services - 2.9%
Acadia Healthcare Company, Inc. (I)	5,947	141,836
Accretive Health, Inc. (I)	14,603	162,969
Air Methods Corp. (I)(L)	3,334	397,980
Almost Family, Inc. (I)(L)	2,115	45,007
Amedisys, Inc. (I)(L)	7,806	107,801
AMN Healthcare Services, Inc. (I)	10,774	108,386
Amsurg Corp. (I)	8,118	230,389
Assisted Living Concepts, Inc., Class A (L)	5,001	38,158
Bio-Reference Labs, Inc. (I)	6,386	182,512
BioScrip, Inc. (I)	11,480	104,583
Capital Senior Living Corp. (I)	7,407	107,179
Centene Corp. (I)	13,287	497,067
Chemed Corp. (L)	4,930	341,600
Chindex International, Inc. (I)	3,296	34,048
Corvel Corp. (I)	1,639	73,345
Cross Country Healthcare, Inc. (I)	7,220	34,078
Emeritus Corp. (I)	8,034	168,232
ExamWorks Group, Inc. (I)	7,599	113,377
Five Star Quality Care, Inc. (I)	11,424	58,377
Gentiva Health Services, Inc. (I)(L)	8,199	92,813
Hanger, Inc. (I)	8,788	250,722
HealthSouth Corp. (I)(L)	24,662	593,368
Healthways, Inc. (I)	8,718	102,088
HMS Holdings Corp. (I)(L)	22,258	744,085
IPC The Hospitalist Company, Inc. (I)	4,277	195,459
Kindred Healthcare, Inc. (I)(L)	13,671	155,576
Landauer, Inc.	2,411	143,985
LHC Group, Inc. (I)	4,206	77,685
Magellan Health Services, Inc. (I)	7,011	361,838
Metropolitan Health Networks, Inc. (I)	11,541	107,793
Molina Healthcare, Inc. (I)	7,716	194,057
MWI Veterinary Supply, Inc. (I)(L)	3,331	355,351
National Healthcare Corp.	2,678	127,848
National Research Corp.	695	34,938
Owens & Minor, Inc. (L)	16,336	488,120
PDI, Inc. (I)	2,913	23,217
PharMerica Corp. (I)	7,695	97,419
PSS World Medical, Inc. (I)(L)	13,077	297,894
Select Medical Holdings Corp. (I)	9,011	101,194
Skilled Healthcare Group, Inc., Class A (I)(L)	4,993	32,105

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Sun Healthcare Group, Inc. (I)	6,886	$58,290
Sunrise Senior Living, Inc. (I)(L)	15,128	215,877
Team Health Holdings, Inc. (I)	7,379	200,192
The Ensign Group, Inc.	4,469	136,774
The Providence Service Corp. (I)	3,580	46,504
Triple-S Management Corp., Class B (I)	5,005	104,605
Universal American Corp. (I)	9,765	90,229
US Physical Therapy, Inc.	3,059	84,520
Vanguard Health Systems, Inc. (I)	8,340	103,166
WellCare Health Plans, Inc. (I)	11,131	629,458

		9,194,094
Health Care Technology - 0.7%
athenahealth, Inc. (I)	9,283	851,901
Computer Programs & Systems, Inc. (L)	2,825	156,929
Epocrates, Inc. (I)	4,946	57,621
Greenway Medical Technologies, Inc. (I)(L)	2,148	36,731
HealthStream, Inc. (I)(L)	5,103	145,231
MedAssets, Inc. (I)	15,184	270,275
Medidata Solutions, Inc. (I)	5,754	238,791
Merge Healthcare, Inc. (I)(L)	15,671	60,020
Omnicell, Inc. (I)	8,680	120,652
Quality Systems, Inc. (L)	10,210	189,396
Vocera Communications, Inc. (I)	1,765	54,556

		2,182,103
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (I)(L)	18,567	80,395
Cambrex Corp. (I)	8,100	95,013
Fluidigm Corp. (I)(L)	5,470	92,990
Furiex Pharmaceuticals, Inc. (I)	2,020	38,542
Harvard Bioscience, Inc. (I)	6,973	29,496
Luminex Corp. (I)(L)	10,834	210,613
PAREXEL International Corp. (I)	15,506	476,965
Sequenom, Inc. (I)(L)	29,864	105,420

		1,129,434
Pharmaceuticals - 2.0%
Akorn, Inc. (I)(L)	14,905	197,044
Ampio Pharmaceuticals, Inc. (I)(L)	6,475	25,253
Auxilium Pharmaceuticals, Inc. (I)	12,633	309,003
AVANIR Pharmaceuticals, Inc., Class A (I)	35,362	113,158
BioDelivery Sciences International, Inc. (I)	6,046	38,211
Cadence Pharmaceuticals, Inc. (I)	16,226	63,606
Corcept Therapeutics, Inc. (I)	11,727	32,718
Depomed, Inc. (I)	14,891	88,006
Endocyte, Inc. (I)	7,892	78,683
Forest Laboratories, Inc. (I)	3,580	2,076
Hi-Tech Pharmacal Company, Inc. (I)(L)	2,852	94,430
Horizon Pharma, Inc. (I)	5,808	20,154
Impax Laboratories, Inc. (I)	17,434	452,587
Indevus Pharmaceuticals, Inc. (I)	17,906	0
Jazz Pharmaceuticals PLC (I)	10,780	614,568
MAP Pharmaceuticals, Inc. (I)	6,586	102,544
Medicis Pharmaceutical Corp., Class A	14,905	644,939
Nektar Therapeutics (I)(L)	29,988	320,272
Obagi Medical Products, Inc. (I)	5,136	63,738
Omeros Corp. (I)	5,965	56,071
Optimer Pharmaceuticals, Inc. (I)(L)	12,212	172,433
Pacira Pharmaceuticals, Inc. (I)	4,967	86,426
Pain Therapeutics, Inc. (I)	10,421	52,626
Par Pharmaceutical Companies, Inc. (I)	9,565	478,059
Pozen, Inc. (I)(L)	7,246	48,041
Questcor Pharmaceuticals, Inc. (L)	13,954	258,149
Repros Therapeutics, Inc. (I)	4,051	61,697
Sagent Pharmaceuticals, Inc. (I)(L)	2,460	39,237

290

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Santarus, Inc. (I)	14,309	$127,064
Sciclone Pharmaceuticals, Inc. (I)(L)	14,859	82,467
The Medicines Company (I)(L)	14,393	371,483
Ventrus Biosciences, Inc. (I)	3,430	12,279
ViroPharma, Inc. (I)(L)	18,064	545,894
Vivus, Inc. (I)(L)	25,883	461,235
XenoPort, Inc. (I)	9,673	110,853
Zogenix, Inc. (I)(L)	10,216	27,175

		6,252,179

		41,524,613
Industrials - 14.6%
Aerospace & Defense - 1.6%
AAR Corp.	10,501	172,426
Aerovironment, Inc. (I)	4,529	106,296
American Science & Engineering, Inc.	2,317	152,018
API Technologies Corp. (I)	9,037	25,936
Astronics Corp. (I)	2,829	87,133
Ceradyne, Inc.	6,343	154,959
Cubic Corp.	4,139	207,198
Curtiss-Wright Corp.	12,170	397,959
DigitalGlobe, Inc. (I)(L)	9,439	192,461
Esterline Technologies Corp. (I)	7,944	445,976
GenCorp, Inc. (I)(L)	15,852	150,435
GeoEye, Inc. (I)(L)	3,970	104,927
HEICO Corp.	13,677	529,163
Hexcel Corp. (I)(L)	25,809	619,932
Kratos Defense &
Security Solutions, Inc. (I)(L)	10,681	62,377
LMI Aerospace, Inc. (I)	2,567	52,469
Moog, Inc., Class A (I)	11,716	443,685
National Presto Industries, Inc. (L)	1,242	90,517
Orbital Sciences Corp. (I)	15,390	224,078
Taser International, Inc. (I)	14,586	87,954
Teledyne Technologies, Inc. (I)	9,533	604,297
The KEYW Holding Corp. (I)	5,076	63,450

		4,975,646
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (I)	14,317	62,995
Atlas Air Worldwide Holdings, Inc. (I)(L)	6,839	353,098
Echo Global Logistics, Inc. (I)	3,891	66,731
Forward Air Corp.	7,541	229,322
Hub Group, Inc., Class A (I)	9,604	285,047
Pacer International, Inc. (I)	9,556	38,033
Park-Ohio Holdings Corp. (I)	2,355	51,033
XPO Logistics, Inc. (I)(L)	4,651	56,928

		1,143,187
Airlines - 0.7%
Alaska Air Group, Inc. (I)	18,335	642,825
Allegiant Travel Company (I)(L)	3,860	244,570
Hawaiian Holdings, Inc. (I)(L)	13,550	75,745
JetBlue Airways Corp. (I)(L)	60,334	289,000
Republic Airways Holdings, Inc. (I)(L)	12,914	59,792
SkyWest, Inc.	13,493	139,383
Spirit Airlines, Inc. (I)	10,775	184,037
US Airways Group, Inc. (I)(L)	42,027	439,602

		2,074,954
Building Products - 0.9%
AAON, Inc. (L)	4,950	97,466
Ameresco, Inc., Class A (I)	5,328	62,924
American Woodmark Corp. (I)	2,635	52,621
AO Smith Corp.	10,053	578,450

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products (continued)
Apogee Enterprises, Inc.	7,413	$145,443
Builders FirstSource, Inc. (I)(L)	12,334	64,013
Gibraltar Industries, Inc. (I)	8,071	103,470
Griffon Corp. (L)	11,780	121,334
Insteel Industries, Inc. (L)	4,847	56,855
NCI Building Systems, Inc. (I)	4,787	48,014
Nortek, Inc. (I)	2,023	110,719
Quanex Building Products Corp.	9,488	178,754
Simpson Manufacturing Company, Inc.	10,352	296,274
Trex Company, Inc. (I)	3,622	123,583
Universal Forest Products, Inc. (L)	5,102	211,937
USG Corp. (I)(L)	19,227	422,033

		2,673,890
Commercial Services & Supplies - 2.3%
A.T. Cross Company, Class A (I)	2,826	28,175
ABM Industries, Inc.	13,878	262,711
ACCO Brands Corp. (I)	29,307	190,202
Acorn Energy, Inc. (L)	4,807	42,878
American Reprographics Company (I)	10,113	43,183
Asset Acceptance Capital Corp. (I)	4,646	34,659
Asta Funding, Inc. (L)	3,236	30,386
Casella Waste Systems, Inc., Class A (I)	7,332	31,381
Cenveo, Inc. (I)(L)	14,115	32,323
Consolidated Graphics, Inc. (I)	2,094	54,632
Courier Corp.	3,007	36,746
Deluxe Corp. (L)	13,144	401,681
Encore Capital Group, Inc. (I)	5,728	161,873
EnergySolutions, Inc. (I)	20,459	55,853
EnerNOC, Inc. (I)	6,391	82,955
Ennis, Inc.	6,688	109,750
G&K Services, Inc., Class A	4,877	152,699
Healthcare Services Group, Inc.	17,366	397,160
Heritage-Crystal Clean, Inc. (I)	2,076	41,209
Herman Miller, Inc.	15,038	292,339
HNI Corp.	11,736	299,385
InnerWorkings, Inc. (I)(L)	8,392	109,264
Interface, Inc. (L)	15,155	200,198
Intersections, Inc.	2,557	26,951
Kimball International, Inc., Class B	8,651	105,715
Knoll, Inc.	12,444	173,594
McGrath RentCorp. (L)	6,390	166,715
Metalico, Inc. (I)(L)	10,426	26,691
Mine Safety Appliances Company	7,128	265,661
Mobile Mini, Inc. (I)(L)	9,929	165,914
Multi-Color Corp.	3,649	84,511
NL Industries, Inc.	1,730	19,878
Portfolio Recovery Associates, Inc. (I)(L)	4,451	464,818
Quad/Graphics, Inc. (L)	6,470	109,731
Schawk, Inc.	3,219	42,008
Standard Parking Corp. (I)	4,093	91,806
Steelcase, Inc., Class A (L)	19,553	192,597
Swisher Hygiene, Inc. (I)(L)	29,033	40,066
Sykes Enterprises, Inc. (I)	10,047	135,032
Team, Inc. (I)	5,171	164,696
Tetra Tech, Inc. (I)	16,343	429,167
The Brink’s Company	12,199	313,392
The Geo Group, Inc.	15,889	439,649
TMS International Corp., Class A (I)	3,623	35,868
TRC Companies, Inc. (I)	4,241	31,892
UniFirst Corp.	3,741	249,861
United Stationers, Inc. (L)	10,464	272,273
US Ecology, Inc.	4,797	103,519
Viad Corp.	5,187	108,201

		7,351,848

291

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering - 0.8%
Aegion Corp. (I)	10,271	$196,792
Argan, Inc.	2,765	48,249
Comfort Systems USA, Inc.	9,953	108,786
Dycom Industries, Inc. (I)	8,704	125,164
EMCOR Group, Inc.	17,262	492,657
Furmanite Corp. (I)	10,186	57,856
Granite Construction, Inc. (L)	9,984	286,740
Great Lakes Dredge & Dock Corp. (L)	15,587	120,020
Layne Christensen Company (I)	5,185	101,678
MasTec, Inc. (I)	15,091	297,293
Michael Baker Corp. (I)	2,314	55,212
MYR Group, Inc. (I)	5,383	107,391
Northwest Pipe Company (I)	2,507	61,798
Orion Marine Group, Inc. (I)	7,426	55,175
Pike Electric Corp. (I)	4,740	37,683
Primoris Services Corp.	7,815	101,986
Sterling Construction Company, Inc. (I)	4,630	46,207
Tutor Perini Corp. (I)	9,269	106,037

		2,406,724
Electrical Equipment - 1.2%
A123 Systems, Inc. (I)	28,189	7,047
Acuity Brands, Inc.	10,944	692,646
American Superconductor Corp. (I)	10,425	43,264
AZZ, Inc.	6,606	250,896
Belden, Inc.	11,787	434,705
Brady Corp., Class A	12,629	369,777
Capstone Turbine Corp. (I)(L)	78,726	78,726
Encore Wire Corp.	4,936	144,427
EnerSys, Inc. (I)	12,405	437,772
Franklin Electric Company, Inc.	6,098	368,868
FuelCell Energy, Inc. (I)(L)	41,165	36,225
Generac Holdings, Inc.	6,366	145,718
Global Power Equipment Group, Inc.	4,488	82,983
II-VI, Inc. (I)(L)	13,611	258,881
LSI Industries, Inc.	5,594	37,704
Powell Industries, Inc. (I)	2,357	91,145
Preformed Line Products Company	634	34,433
Thermon Group Holdings, Inc. (I)	3,929	98,186
Vicor Corp. (I)	5,508	36,738

		3,650,141
Industrial Conglomerates - 0.2%
Raven Industries, Inc.	9,400	276,642
Seaboard Corp. (I)	79	178,550
Standex International Corp.	3,281	145,840

		601,032
Machinery - 3.1%
Accuride Corp. (I)	12,438	57,961
Actuant Corp., Class A	17,661	505,458
Alamo Group, Inc.	1,832	61,885
Albany International Corp., Class A (L)	7,243	159,129
Altra Holdings, Inc. (L)	7,056	128,419
American Railcar Industries, Inc. (I)	2,507	71,048
Ampco-Pittsburgh Corp.	2,395	44,188
Astec Industries, Inc. (I)(L)	5,193	164,151
Barnes Group, Inc.	14,061	351,666
Blount International, Inc. (I)	12,725	167,461
Briggs & Stratton Corp. (L)	12,577	234,813
Cascade Corp.	2,391	130,883
Chart Industries, Inc. (I)(L)	7,755	572,707
CIRCOR International, Inc.	4,502	169,951
CLARCOR, Inc.	12,962	578,494
Columbus McKinnon Corp. (I)	5,170	78,119
Commercial Vehicle Group, Inc. (I)	6,532	48,010

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Douglas Dynamics, Inc. (L)	5,821	$86,093
Dynamic Materials Corp.	3,622	54,402
Energy Recovery, Inc. (I)(L)	12,869	38,092
EnPro Industries, Inc. (I)(L)	5,362	193,086
ESCO Technologies, Inc.	6,918	268,764
Federal Signal Corp. (I)	16,506	104,318
Flow International Corp. (I)(L)	13,236	48,973
FreightCar America, Inc.	3,212	57,141
Graham Corp.	2,721	49,168
Greenbrier Companies, Inc. (I)(L)	5,936	95,807
Hardinge, Inc.	3,206	32,862
Hurco Companies, Inc. (I)	1,837	42,031
John Bean Technologies Corp.	7,515	122,720
Kadant, Inc. (I)	3,132	72,631
Kaydon Corp.	8,319	185,846
LB Foster Company, Class A	2,423	78,360
Lindsay Corp.	3,275	235,702
Lydall, Inc. (I)	4,487	63,222
Meritor, Inc. (I)	25,198	106,840
Met-Pro Corp.	4,317	38,637
Middleby Corp. (I)(L)	4,857	561,663
Miller Industries, Inc.	3,157	50,670
Mueller Industries, Inc. (L)	6,962	316,562
Mueller Water Products, Inc., Class A	40,712	199,489
NN, Inc. (I)(L)	4,602	39,071
PMFG, Inc. (I)(L)	5,672	45,886
Proto Labs, Inc. (I)	1,335	45,150
RBC Bearings, Inc. (I)	5,786	278,307
Rexnord Corp. (I)	7,499	136,632
Robbins & Myers, Inc.	9,958	593,497
Sauer-Danfoss, Inc.	3,034	121,997
Sun Hydraulics Corp.	5,370	142,681
Tennant Company (L)	4,891	209,433
The Eastern Company	1,740	32,608
The Gorman-Rupp Company (L)	3,989	107,703
Titan International, Inc. (L)	10,909	192,653
Trimas Corp. (I)	8,375	201,921
Twin Disc, Inc. (L)	2,279	40,794
Wabash National Corp. (I)	17,900	127,627
Watts Water Technologies, Inc., Class A	7,671	290,194
Woodward, Inc. (L)	17,928	609,193

		9,842,769
Marine - 0.0%
Eagle Bulk Shipping, Inc. (I)(L)	4,045	14,602
Genco Shipping & Trading, Ltd. (I)(L)	8,300	30,544
International Shipholding Corp.	1,506	25,406
Rand Logistics, Inc. (I)	4,939	37,191

		107,743
Professional Services - 1.2%
Acacia Research Corp. (I)	12,886	353,205
Barrett Business Services, Inc.	1,999	54,173
CBIZ, Inc. (I)(L)	10,176	61,260
CDI Corp.	3,608	61,444
CRA International, Inc. (I)	2,807	48,505
Exponent, Inc. (I)	3,463	197,703
Franklin Covey Company (I)	3,882	46,584
FTI Consulting, Inc. (I)	10,825	288,811
GP Strategies Corp. (I)	4,020	77,666
Heidrick & Struggles International, Inc.	4,724	60,184
Hudson Global, Inc. (I)(L)	9,278	41,380
Huron Consulting Group, Inc. (I)	5,963	207,632
ICF International, Inc. (I)	5,163	103,776
Insperity, Inc.	5,834	147,192

292

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
Kelly Services, Inc., Class A	7,032	$88,603
Kforce, Inc. (I)	7,496	88,378
Korn/Ferry International (I)	12,373	189,678
Mistras Group, Inc. (I)	4,082	94,702
Navigant Consulting Company (I)	13,403	148,103
Odyssey Marine Exploration, Inc. (I)(L)	19,789	62,533
On Assignment, Inc. (I)	11,140	221,909
Pendrell Corp. (I)	41,390	46,771
Resources Connection, Inc.	10,979	143,935
RPX Corp. (I)	5,487	61,509
The Advisory Board Company (I)(L)	4,454	213,035
The Corporate Executive Board Company	8,656	464,221
The Dolan Company (I)	8,264	44,460
TrueBlue, Inc. (I)	10,430	163,960
VSE Corp.	1,188	29,094
WageWorks, Inc. (I)	1,762	30,747

		3,841,153
Road & Rail - 1.3%
Amerco, Inc.	2,247	238,991
Arkansas Best Corp.	6,772	53,634
Avis Budget Group, Inc. (I)(L)	27,522	423,288
Celadon Group, Inc.	5,357	86,087
Dollar Thrifty Automotive Group, Inc. (I)	7,259	631,025
Genesee & Wyoming, Inc., Class A (I)(L)	10,434	697,617
Heartland Express, Inc. (L)	12,389	165,517
Knight Transportation, Inc. (L)	14,846	212,298
Marten Transport, Ltd.	4,182	73,478
Old Dominion Freight Line, Inc. (I)	18,426	555,728
Quality Distribution, Inc. (I)	5,740	53,095
RailAmerica, Inc. (I)	4,901	134,630
Roadrunner Transportation Systems, Inc. (I)	3,428	55,465
Saia, Inc. (I)	4,272	86,038
Swift Transportation Company (I)(L)	20,497	176,684
Universal Truckload Services, Inc.	1,515	24,195
Werner Enterprises, Inc. (L)	11,356	242,678
Zipcar, Inc. (I)(L)	6,954	54,102

		3,964,550
Trading Companies & Distributors - 0.9%
Aceto Corp.	7,226	68,286
Aircastle, Ltd.	15,108	171,174
Applied Industrial Technologies, Inc. (L)	10,888	451,090
Beacon Roofing Supply, Inc. (I)(L)	12,169	346,817
CAI International, Inc. (I)	3,430	70,384
DXP Enterprises, Inc. (I)	2,306	110,158
Edgen Group, Inc. (I)	4,174	32,349
H&E Equipment Services, Inc. (L)	7,484	90,706
Houston Wire & Cable Company	4,824	51,906
Kaman Corp. (L)	6,884	246,860
Rush Enterprises, Inc., Class A (I)	8,615	165,925
SeaCube Container Leasing, Ltd. (L)	2,932	54,975
TAL International Group, Inc. (L)	7,556	256,753
Textainer Group Holdings, Ltd.	3,138	95,866
Titan Machinery, Inc. (I)	4,384	88,908
Watsco, Inc. (L)	7,578	574,337

		2,876,494
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (I)(L)	4,576	62,508

		45,572,639
Information Technology - 17.1%
Communications Equipment - 2.0%
ADTRAN, Inc. (L)	16,389	283,202
Anaren, Inc. (I)	3,925	78,461

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Arris Group, Inc. (I)	29,254	$374,159
Aruba Networks, Inc. (I)(L)	28,932	650,536
Aviat Networks, Inc. (I)	16,681	39,701
Bel Fuse, Inc., Class B	2,908	54,321
Black Box Corp.	4,481	114,310
CalAmp Corp. (I)	7,737	63,521
Calix, Inc. (I)(L)	10,059	64,378
Ciena Corp. (I)	25,684	349,302
Comtech Telecommunications Corp. (L)	4,984	137,758
Digi International, Inc. (I)	6,846	69,555
Emulex Corp. (I)	22,379	161,353
Extreme Networks, Inc. (I)	24,544	81,977
Finisar Corp. (I)(L)	23,594	337,394
Globecomm Systems, Inc. (I)(L)	6,103	68,048
Harmonic, Inc. (I)	30,329	137,694
Infinera Corp. (I)(L)	28,550	156,454
InterDigital, Inc. (L)	11,465	427,415
Ixia (I)	10,995	176,690
KVH Industries, Inc. (I)	4,165	56,186
Loral Space & Communications, Inc.	2,856	203,062
NETGEAR, Inc. (I)(L)	9,810	374,153
Numerex Corp., Class A (I)	2,881	32,642
Oclaro, Inc. (I)(L)	13,856	37,411
Oplink Communications, Inc. (I)	4,977	82,320
Parkervision, Inc. (I)	20,293	47,486
Plantronics, Inc.	10,982	387,994
Procera Networks, Inc. (I)(L)	5,030	118,205
ShoreTel, Inc. (I)	12,726	52,049
Sonus Networks, Inc. (I)	55,042	103,479
Sycamore Networks, Inc.	5,397	83,114
Symmetricom, Inc. (I)	11,130	77,576
Tellabs, Inc.	94,441	334,321
Telular Corp.	4,567	45,213
Tessco Technologies, Inc.	1,484	31,416
Ubiquiti Networks, Inc. (I)(L)	2,744	32,654
ViaSat, Inc. (I)(L)	9,718	363,259
Westell Technologies, Inc., Class A (I)	13,625	29,158

		6,317,927
Computers & Peripherals - 0.7%
3D Systems Corp. (I)(L)	11,195	367,756
Avid Technology, Inc. (I)(L)	7,978	75,472
Cray, Inc. (I)	9,647	122,517
Datalink Corp. (I)	4,189	34,685
Electronics for Imaging, Inc. (I)	11,955	198,573
Imation Corp. (I)	8,200	45,838
Immersion Corp. (I)	7,381	40,374
Intermec, Inc. (I)	15,595	96,845
Intevac, Inc. (I)	6,312	38,566
OCZ Technology Group, Inc. (I)(L)	17,486	60,676
QLogic Corp. (I)	25,113	286,790
Quantum Corp. (I)	61,014	98,233
Silicon Graphics International Corp. (I)(L)	8,361	76,085
STEC, Inc. (I)(L)	9,427	63,632
Stratasys, Inc. (I)(L)	5,520	300,288
Super Micro Computer, Inc. (I)	7,508	90,321
Synaptics, Inc. (I)(L)	8,704	209,070

		2,205,721
Electronic Equipment, Instruments & Components - 2.4%
Aeroflex Holding Corp. (I)	4,991	33,090
Agilysys, Inc. (I)	4,059	34,907
Anixter International, Inc. (L)	7,257	416,987
Audience, Inc. (I)	1,631	10,112
Badger Meter, Inc. (L)	3,756	136,681

293

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Benchmark Electronics, Inc. (I)	14,876	$227,157
Brightpoint, Inc. (I)	18,011	161,739
Checkpoint Systems, Inc. (I)	10,612	87,867
Cognex Corp.	11,086	383,354
Coherent, Inc. (I)	6,124	280,847
CTS Corp.	8,807	88,686
Daktronics, Inc.	9,462	89,984
DTS, Inc. (I)(L)	5,276	122,815
Echelon Corp. (I)	10,191	39,133
Electro Rent Corp.	5,009	88,609
Electro Scientific Industries, Inc.	5,995	73,259
Fabrinet (I)	5,739	66,515
FARO Technologies, Inc. (I)(L)	4,406	182,056
FEI Company (L)	9,816	525,156
GSI Group, Inc. (I)	7,644	68,108
Insight Enterprises, Inc. (I)	11,530	201,544
InvenSense, Inc. (I)	9,466	113,119
KEMET Corp. (I)	11,721	51,572
Key Tronic Corp. (I)	2,863	28,401
Littelfuse, Inc.	5,613	317,359
Maxwell Technologies, Inc. (I)(L)	7,680	62,362
Measurement Specialties, Inc. (I)	3,957	130,502
Mercury Computer Systems, Inc. (I)	8,042	85,406
Mesa Laboratories, Inc.	755	36,527
Methode Electronics, Inc.	9,746	94,634
MTS Systems Corp.	4,156	222,554
Multi-Fineline Electronix, Inc. (I)	2,297	51,797
Neonode, Inc. (I)	6,000	22,620
Newport Corp. (I)	9,917	109,682
OSI Systems, Inc. (I)	5,151	400,954
Park Electrochemical Corp.	5,407	134,256
PC Connection, Inc.	2,484	28,591
Plexus Corp. (I)	9,082	275,094
Power-One, Inc. (I)	17,150	96,040
Radisys Corp. (I)	6,121	22,036
RealD, Inc. (I)(L)	11,409	101,996
Richardson Electronics, Ltd.	3,715	44,097
Rofin-Sinar Technologies, Inc. (I)(L)	7,416	146,318
Rogers Corp. (I)	4,186	177,319
Sanmina-SCI Corp. (I)	21,198	179,971
ScanSource, Inc. (I)(L)	7,128	228,239
SYNNEX Corp. (I)(L)	6,787	221,120
TTM Technologies, Inc. (I)	13,815	130,275
Universal Display Corp. (I)(L)	10,288	353,701
Vishay Precision Group, Inc. (I)	3,236	45,239
Zygo Corp. (I)	4,306	78,757

		7,309,144
Internet Software & Services - 2.5%
Ancestry.com, Inc. (I)(L)	7,519	226,172
Angie’s List, Inc. (I)	9,312	98,521
Bankrate, Inc. (I)	12,026	187,365
Bazaarvoice, Inc. (I)(L)	2,553	38,678
Blucora, Inc. (I)	10,452	186,150
Brightcove, Inc. (I)	1,652	19,295
Carbonite, Inc. (I)(L)	3,192	22,376
comScore, Inc. (I)(L)	9,242	140,941
Constant Contact, Inc. (I)	7,903	137,512
Cornerstone OnDemand, Inc. (I)(L)	8,825	270,575
CoStar Group, Inc. (I)(L)	6,879	560,914
DealerTrack Holdings, Inc. (I)(L)	11,000	306,350
Demand Media, Inc. (I)(L)	7,855	85,384
Demandware, Inc. (I)(L)	1,740	55,245
Dice Holdings, Inc. (I)(L)	11,868	99,929

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Digital River, Inc. (I)	9,714	$161,835
EarthLink, Inc.	27,687	197,131
Envestnet, Inc. (I)	5,577	65,251
ExactTarget, Inc. (I)	2,591	62,754
FriendFinder Networks, Inc. (I)	2,360	2,030
Internap Network Services Corp. (I)	13,885	97,889
IntraLinks Holdings, Inc. (I)	9,656	63,150
Ipass, Inc. (I)	14,403	31,687
j2 Global, Inc. (L)	12,018	394,431
Keynote Systems, Inc.	4,125	59,730
KIT Digital, Inc. (I)(L)	12,632	37,896
Limelight Networks, Inc. (I)(L)	16,040	37,534
Liquidity Services, Inc. (I)(L)	6,111	306,833
LivePerson, Inc. (I)	14,372	260,277
LogMeIn, Inc. (I)	5,729	128,501
Marchex, Inc., Class B	6,220	23,760
Market Leader, Inc. (I)	6,344	42,505
Millennial Media, Inc. (I)(L)	3,022	43,366
Monster Worldwide, Inc. (I)(L)	31,357	229,847
Move, Inc. (I)	10,465	90,208
NIC, Inc. (L)	16,946	250,801
OpenTable, Inc. (I)	5,859	243,734
Perficient, Inc. (I)	8,480	102,354
QuinStreet, Inc. (I)(L)	8,704	73,027
RealNetworks, Inc. (I)	5,893	49,030
Responsys, Inc. (I)(L)	9,354	95,691
Saba Software, Inc. (I)	8,022	80,140
SciQuest, Inc. (I)	4,737	86,213
SPS Commerce, Inc. (I)	2,829	108,832
Stamps.com, Inc. (I)(L)	3,742	86,590
support.com, Inc. (I)	13,500	57,105
Synacor, Inc. (I)	1,815	13,758
The Active Network, Inc. (I)	10,077	126,265
Travelzoo, Inc. (I)(L)	1,912	45,066
United Online, Inc.	23,770	131,210
Unwired Planet, Inc. (I)	23,233	44,607
ValueClick, Inc. (I)	20,940	359,959
VistaPrint NV (I)	9,557	326,372
Vocus, Inc. (I)	5,376	107,843
Web.com Group, Inc. (I)	9,157	164,368
WebMD Health Corp. (I)	13,156	184,579
XO Group, Inc. (I)	7,243	60,479
Yelp, Inc. (I)	2,266	61,295
Zix Corp. (I)	16,398	47,062

		7,678,402
IT Services - 2.0%
Acxiom Corp. (I)	19,903	363,628
CACI International, Inc., Class A (I)(L)	6,860	355,279
Cardtronics, Inc. (I)	11,469	341,547
Cass Information Systems, Inc. (L)	2,459	103,204
CIBER, Inc. (I)	19,109	66,308
Computer Task Group, Inc. (I)	4,187	67,746
Convergys Corp. (L)	30,112	471,855
CSG Systems International, Inc. (I)	8,831	198,609
EPAM Systems, Inc. (I)(L)	1,256	23,789
Euronet Worldwide, Inc. (I)(L)	13,258	249,118
ExlService Holdings, Inc. (I)	6,040	178,180
Forrester Research, Inc.	3,603	103,658
Global Cash Access Holdings, Inc. (I)	17,221	138,629
Heartland Payment Systems, Inc.	10,049	318,352
Higher One Holdings, Inc. (I)(L)	8,388	113,070
iGATE Corp. (I)(L)	8,406	152,737
Innodata, Inc. (I)	6,101	24,709
Lionbridge Technologies, Inc. (I)	15,080	53,082

294

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Mantech International Corp., Class A (L)	5,974	$143,376
Mattersight Corp. (I)	2,854	16,896
MAXIMUS, Inc.	8,758	523,028
ModusLink Global Solutions, Inc. (I)	11,300	41,697
MoneyGram International, Inc. (I)	5,704	85,218
PRGX Global, Inc. (I)	5,722	48,980
Sapient Corp. (I)	31,863	339,660
ServiceSource International, Inc. (I)	12,901	132,364
Syntel, Inc.	3,999	249,578
TeleTech Holdings, Inc. (I)	5,956	101,550
The Hackett Group, Inc. (I)	6,745	28,194
TNS, Inc. (I)	6,344	94,843
Unisys Corp. (I)	11,353	236,369
Virtusa Corp. (I)	4,883	86,771
Wright Express Corp. (I)(L)	10,040	699,989

		6,152,013
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Energy Industries, Inc. (I)	10,228	126,009
Alpha & Omega Semiconductor, Ltd. (I)	4,525	38,960
Amkor Technology, Inc. (I)(L)	20,463	90,037
ANADIGICS, Inc. (I)	19,179	26,659
Applied Micro Circuits Corp. (I)(L)	16,188	81,911
ATMI, Inc. (I)	8,218	152,608
AuthenTec, Inc. (I)(L)	12,000	96,120
Axcelis Technologies, Inc. (I)	29,465	30,938
AXT, Inc. (I)	9,041	30,559
Brooks Automation, Inc. (L)	17,103	137,337
Cabot Microelectronics Corp. (L)	6,104	214,495
Cavium, Inc. (I)(L)	12,859	428,590
Ceva, Inc. (I)(L)	6,038	86,826
Cirrus Logic, Inc. (I)(L)	16,673	640,076
Cohu, Inc.	6,496	60,997
CSR PLC, ADR (L)	1,943	39,385
Cymer, Inc. (I)(L)	7,986	407,765
Diodes, Inc. (I)(L)	9,199	156,475
DSP Group, Inc. (I)	6,102	36,246
Entegris, Inc. (I)(L)	35,571	289,192
Entropic Communications, Inc. (I)(L)	22,858	133,034
Exar Corp. (I)	9,785	78,280
First Solar, Inc. (I)(L)	15,564	344,665
FormFactor, Inc. (I)	12,915	72,195
FSI International, Inc. (I)	10,242	63,500
GSI Technology, Inc. (I)	5,880	29,106
GT Advanced Technologies Inc. (I)(L)	30,725	167,451
Hittite Microwave Corp. (I)(L)	8,126	450,749
Inphi Corp. (I)	6,102	65,047
Integrated Device Technology, Inc. (I)(L)	36,679	215,673
Integrated Silicon Solution, Inc. (I)	7,220	66,857
Intermolecular, Inc. (I)	3,772	26,781
International Rectifier Corp. (I)	17,826	297,516
Intersil Corp., Class A	32,783	286,851
IXYS Corp. (I)	6,446	63,944
Kopin Corp. (I)	17,448	65,604
Lattice Semiconductor Corp. (I)	30,170	115,551
LTX-Credence Corp. (I)	12,662	72,807
M/A-COM Technology
Solutions Holdings, Inc. (I)(L)	1,609	20,434
Mattson Technology, Inc. (I)	15,828	15,353
MaxLinear, Inc., Class A (I)	6,062	40,555
MEMC Electronic Materials, Inc. (I)	59,686	164,137
Micrel, Inc. (L)	12,383	129,031
Microsemi Corp. (I)	22,970	461,008
Mindspeed Technologies, Inc. (I)(L)	9,717	33,621
MIPS Technologies, Inc. (I)	12,405	91,673

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc.	13,574	$346,001
Monolithic Power Systems, Inc. (I)	7,889	155,808
MoSys, Inc. (I)	9,377	37,883
Nanometrics, Inc. (I)(L)	6,138	84,766
NeoPhotonics Corp. (I)	5,319	31,063
NVE Corp. (I)	1,304	77,184
OmniVision Technologies, Inc. (I)(L)	13,545	189,020
PDF Solutions, Inc. (I)	6,390	87,287
Pericom Semiconductor Corp. (I)	6,552	56,904
Photronics, Inc. (I)(L)	15,745	84,551
PLX Technology, Inc. (I)	11,634	67,128
Power Integrations, Inc. (L)	7,360	223,965
QuickLogic Corp. (I)(L)	10,984	30,755
Rambus, Inc. (I)	28,513	157,962
RF Micro Devices, Inc. (I)(L)	72,006	284,424
Rubicon Technology, Inc. (I)(L)	4,490	43,014
Rudolph Technologies, Inc. (I)	8,438	88,599
Semtech Corp. (I)	16,894	424,884
Sigma Designs, Inc. (I)	8,711	57,580
Silicon Image, Inc. (I)	21,613	99,204
Spansion, Inc., Class A (I)	12,483	148,797
STR Holdings, Inc. (I)(L)	8,235	25,529
SunPower Corp. (I)(L)	10,358	46,715
Supertex, Inc. (I)	2,688	48,061
Tessera Technologies, Inc.	13,430	183,722
TriQuint Semiconductor, Inc. (I)	43,525	219,801
Ultra Clean Holdings (I)	6,280	35,859
Ultratech, Inc. (I)	6,774	212,568
Veeco Instruments, Inc. (I)	10,037	301,311
Volterra Semiconductor Corp. (I)(L)	6,554	143,336

		10,736,289
Software - 4.1%
Accelrys, Inc. (I)	14,571	126,185
ACI Worldwide, Inc. (I)	10,278	434,348
Actuate Corp. (I)	12,973	91,200
Advent Software, Inc. (I)(L)	8,168	200,688
American Software, Inc., Class A	6,369	51,971
Aspen Technology, Inc. (I)	24,220	626,087
AVG Technologies NV (I)	2,044	19,622
Blackbaud, Inc.	11,689	279,601
Bottomline Technologies, Inc. (I)(L)	9,039	223,173
BroadSoft, Inc. (I)	7,143	293,006
Callidus Software, Inc. (I)(L)	9,307	45,884
CommVault Systems, Inc. (I)	11,565	678,866
Comverse Technology, Inc. (I)	56,740	348,951
Deltek, Inc. (I)	5,634	73,355
Digimarc Corp.	1,981	44,077
Ebix, Inc. (L)	7,378	174,195
Ellie Mae, Inc. (I)	5,667	154,312
EPIQ Systems, Inc.	8,302	111,413
ePlus, Inc. (I)	1,075	42,162
Fair Isaac Corp.	8,863	392,276
FalconStor Software, Inc. (I)	9,028	21,216
Glu Mobile Inc. (I)(L)	14,163	65,575
Guidance Software, Inc. (I)	3,887	43,768
Guidewire Software, Inc. (I)	5,033	156,275
Imperva, Inc. (I)	2,527	93,474
Infoblox, Inc. (I)(L)	2,070	48,128
Interactive Intelligence Group (I)	3,817	114,701
JDA Software Group, Inc. (I)	11,018	350,152
Jive Software, Inc. (I)(L)	4,217	66,249
Kenexa Corp. (I)	7,078	324,385
Manhattan Associates, Inc. (I)	5,237	299,923
Mentor Graphics Corp. (I)	24,107	373,176

295

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
MicroStrategy, Inc., Class A (I)(L)	2,202	$295,222
Monotype Imaging Holdings, Inc.	9,499	148,089
Netscout Systems, Inc. (I)	9,555	243,748
Opnet Technologies, Inc. (L)	3,892	132,600
Parametric Technology Corp. (I)	30,928	674,230
Pegasystems, Inc. (L)	4,469	129,780
Pervasive Software, Inc. (I)	3,849	33,101
Progress Software Corp. (I)(L)	16,232	347,202
Proofpoint, Inc. (I)	1,692	25,126
PROS Holdings, Inc. (I)	5,711	108,909
QAD, Inc., Class A (I)	1,877	25,490
QLIK Technologies, Inc. (I)	22,111	495,508
Quest Software, Inc. (I)	14,473	405,244
RealPage, Inc. (I)	9,298	210,135
Rosetta Stone, Inc. (I)(L)	2,841	36,223
Seachange International, Inc. (I)(L)	7,519	59,024
Sourcefire, Inc. (I)(L)	7,660	375,570
SS&C Technologies Holdings, Inc. (I)	8,752	220,638
Synchronoss Technologies, Inc. (I)(L)	7,180	164,422
Take-Two Interactive Software, Inc. (I)	20,217	210,863
Tangoe, Inc. (I)(L)	7,729	101,482
TeleNav, Inc. (I)	4,617	27,563
TiVo, Inc. (I)	32,468	338,641
Tyler Technologies, Inc. (I)(L)	7,810	343,796
Ultimate Software Group, Inc. (I)	6,899	704,388
VASCO Data Security International, Inc. (I)(L)	7,380	69,224
Verint Systems, Inc. (I)	5,674	155,695
VirnetX Holding Corp. (I)(L)	10,879	276,653
Websense, Inc. (I)	9,637	150,819

		12,877,779

		53,277,275
Materials - 5.0%
Chemicals - 2.1%
A. Schulman, Inc.	7,588	180,746
ADA-ES, Inc. (I)(L)	2,404	56,758
American Vanguard Corp.	7,197	250,456
Arabian American
Development Company (I)(L)	5,356	52,435
Balchem Corp.	7,589	278,744
Calgon Carbon Corp. (I)(L)	14,730	210,786
Chemtura Corp. (I)	25,454	438,318
Ferro Corp. (I)	22,670	77,758
Flotek Industries, Inc. (I)(L)	12,751	161,555
FutureFuel Corp.	4,903	59,375
Georgia Gulf Corp. (L)	8,855	320,728
GSE Holding, Inc. (I)(L)	2,405	18,879
H.B. Fuller Company	12,865	394,698
Hawkins, Inc. (L)	2,391	99,346
Innophos Holdings, Inc.	5,641	273,532
Innospec, Inc. (I)	5,951	201,858
KMG Chemicals, Inc.	2,142	39,627
Koppers Holdings, Inc. (L)	5,353	186,980
Kraton Performance Polymers, Inc. (I)	8,338	217,622
Landec Corp. (I)	6,963	79,726
LSB Industries, Inc. (I)	4,865	213,428
Minerals Technologies, Inc.	4,558	323,299
Olin Corp.	20,622	448,116
OM Group, Inc. (I)	8,361	155,013
OMNOVA Solutions, Inc. (I)	12,058	91,279
PolyOne Corp.	23,170	383,927
Quaker Chemical Corp.	3,346	156,158
Sensient Technologies Corp.	12,876	473,322
Spartech Corp. (I)	8,003	42,816

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Stepan Company	2,181	$209,638
TPC Group, Inc. (I)	3,397	138,632
Tredegar Corp.	6,338	112,436
Zep, Inc.	5,868	88,724
Zoltek Companies, Inc. (I)	7,108	54,661

		6,491,376
Construction Materials - 0.3%
Eagle Materials, Inc.	11,699	541,196
Headwaters, Inc. (I)	16,228	106,780
Texas Industries, Inc. (I)(L)	5,900	239,835
United States Lime & Minerals, Inc. (I)	485	23,382

		911,193
Containers & Packaging - 0.2%
AEP Industries, Inc. (I)	1,141	69,133
Boise, Inc.	26,009	227,839
Graphic Packaging Holding Company (I)	43,284	251,480
Myers Industries, Inc.	8,655	135,191
UFP Technologies, Inc. (I)	1,560	27,440

		711,083
Metals & Mining - 1.6%
A. M. Castle & Company (I)(L)	4,365	54,519
AK Steel Holding Corp. (L)	28,615	137,352
AMCOL International Corp. (L)	6,550	221,914
Century Aluminum Company (I)	13,548	96,868
Coeur d’Alene Mines Corp. (I)	23,161	667,732
General Moly, Inc. (I)(L)	18,283	57,957
Globe Specialty Metals, Inc.	15,873	241,587
Gold Reserve, Inc. (I)	13,926	45,120
Gold Resource Corp. (L)	7,716	165,508
Golden Minerals Company (I)(L)	7,604	39,693
Golden Star Resources, Ltd. (I)(L)	67,841	133,647
Haynes International, Inc.	3,174	165,524
Hecla Mining Company (L)	73,514	481,517
Horsehead Holding Corp. (I)	11,475	107,177
Kaiser Aluminum Corp. (L)	4,969	290,140
Materion Corp. (L)	5,321	126,640
McEwen Mining, Inc. (I)(L)	50,920	233,723
Metals USA Holdings Corp. (I)	2,937	39,268
Midway Gold Corp. (I)	30,524	50,059
Noranda Aluminum Holding Corp. (L)	8,648	57,855
Olympic Steel, Inc. (L)	2,545	42,960
Paramount Gold and Silver Corp. (I)(L)	33,969	90,358
Revett Minerals, Inc. (I)	7,075	25,187
RTI International Metals, Inc. (I)(L)	7,839	187,666
Schnitzer Steel Industries, Inc., Class A (L)	6,528	183,763
Stillwater Mining Company (I)	29,956	353,181
SunCoke Energy, Inc. (I)	18,038	290,773
U.S. Silica Holdings Inc. (I)(L)	3,006	40,761
Universal Stainless & Alloy (I)	1,834	68,133
US Antimony Corp. (I)(L)	14,304	27,893
Vista Gold Corp. (I)(L)	15,421	55,978
Worthington Industries, Inc. (L)	13,430	290,894

		5,071,347
Paper & Forest Products - 0.8%
Buckeye Technologies, Inc.	10,176	326,243
Clearwater Paper Corp. (I)(L)	6,072	250,834
Deltic Timber Corp. (L)	2,819	183,968
KapStone Paper and Packaging Corp. (I)	10,468	234,379
Louisiana-Pacific Corp. (I)(L)	35,548	444,350
Neenah Paper, Inc.	4,057	116,192
P.H. Glatfelter Company (L)	10,981	195,572
Resolute Forest Products (I)(L)	20,704	269,152

296

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
Schweitzer-Mauduit International, Inc.	8,019	$264,547
Wausau Paper Corp. (L)	11,507	106,555

		2,391,792

		15,576,791
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.7%
8x8, Inc. (I)	18,650	122,344
Atlantic Tele-Network, Inc.	2,404	103,324
Cbeyond, Inc. (I)	7,146	70,460
Cincinnati Bell, Inc. (I)(L)	51,416	293,071
Cogent Communications Group, Inc.	12,209	280,685
Consolidated
Communications Holdings, Inc. (L)	13,078	224,811
Fairpoint Communications, Inc. (I)(L)	5,399	40,816
General Communication, Inc., Class A (I)	9,831	96,344
Hawaiian Telcom Holdco, Inc. (I)	2,718	48,190
HickoryTech Corp.	3,915	41,421
IDT Corp., Class B	4,053	41,624
inContact, Inc. (I)	8,704	56,750
Iridium Communications, Inc. (I)(L)	12,973	94,962
Lumos Networks Corp.	4,034	31,707
magicJack VocalTec, Ltd. (I)	3,961	97,163
Neutral Tandem, Inc. (I)	7,382	69,243
ORBCOMM, Inc. (I)	9,800	36,652
Premiere Global Services, Inc. (I)	12,923	120,830
Primus Telecommunications Group, Inc.	3,290	50,238
Towerstream Corp. (I)	12,671	51,444
Vonage Holdings Corp. (I)	40,915	93,286

		2,065,365
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (I)(L)	4,251	33,753
Leap Wireless International, Inc. (I)(L)	13,959	95,200
NTELOS Holdings Corp.	3,843	66,753
Shenandoah Telecommunications Company (L)	6,409	112,798
USA Mobility, Inc.	5,789	68,715

		377,219

		2,442,584
Utilities - 3.6%
Electric Utilities - 1.5%
ALLETE, Inc. (L)	9,869	411,932
Cleco Corp.	15,699	659,044
El Paso Electric Company	10,355	354,659
IDACORP, Inc.	12,899	558,140
MGE Energy, Inc.	6,057	320,960
Otter Tail Corp.	9,349	223,067
PNM Resources, Inc.	20,613	433,491
Portland General Electric Company	19,413	524,928
The Empire District Electric Company	11,079	238,752
UIL Holdings Corp. (L)	13,108	470,053
Unitil Corp. (L)	3,755	102,211
UNS Energy Corp.	10,387	434,800

		4,732,037
Gas Utilities - 1.1%
Chesapeake Utilities Corp.	2,580	122,189
New Jersey Resources Corp.	10,673	487,970
Northwest Natural Gas Company (L)	6,921	340,790
Piedmont Natural Gas Company, Inc. (L)	18,426	598,476
South Jersey Industries, Inc.	7,842	415,077
Southwest Gas Corp.	11,884	525,273
The Laclede Group, Inc.	5,865	252,195

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities (continued)
WGL Holdings, Inc.	13,199	$531,260

		3,273,230
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp.	28,989	433,675
Genie Energy, Ltd., B Shares	4,298	30,817
GenOn Energy, Inc. (I)	200,368	506,931
Ormat Technologies, Inc. (L)	4,726	88,613

		1,060,036
Multi-Utilities - 0.4%
Avista Corp. (L)	15,174	390,579
Black Hills Corp. (L)	11,392	405,213
CH Energy Group, Inc.	3,902	254,449
NorthWestern Corp.	9,452	342,446

		1,392,687
Water Utilities - 0.3%
American States Water Company (L)	4,828	214,508
Artesian Resources Corp., Class A	2,550	59,237
Cadiz, Inc. (I)(L)	3,922	38,083
California Water Service Group	10,748	200,450
Connecticut Water Service, Inc. (L)	2,497	79,630
Consolidated Water Company, Ltd.	4,302	35,578
Middlesex Water Company	4,474	85,722
SJW Corp. (L)	3,783	95,937
York Water Company	3,913	71,764

		880,909

		11,338,899

TOTAL COMMON STOCKS (Cost $226,673,557)		$309,593,538

PREFERRED SECURITIES - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Alere, Inc., 3.000%	4	811

TOTAL PREFERRED SECURITIES (Cost $680)		$811

RIGHTS - 0.0%
Hampton Roads Bankshares, Inc. (Strike
Price $0.70) (I)(L)(N)(N)	2,635	8,277

TOTAL RIGHTS (Cost $5,728)		$8,277

WARRANTS - 0.0%
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I)(L)	3,128	168

TOTAL WARRANTS (Cost $0)		$168

SECURITIES LENDING COLLATERAL - 25.1%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	7,838,621	78,453,620

TOTAL SECURITIES LENDING
COLLATERAL (Cost $78,449,129)		$78,453,620

297

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreement - 0.6%
Repurchase Agreement with State Street Corp.
dated 09/28/2012 at 0.010% to be
repurchased at $1,816,002 on 10/01/2012,
collateralized by $1,365,000 U.S. Treasury
Bond, 4.500% due 08/15/2039 (valued at
$1,855,853, including interest)	$1,816,000	$1,816,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,816,000)		$1,816,000

Total Investments (Small Cap Index Trust)
(Cost $306,945,094) - 125.0%		$389,872,414
Other assets and liabilities, net - (25.0%)		(77,991,261)

TOTAL NET ASSETS - 100.0%		$311,881,153

Small Cap Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.6%
Consumer Discretionary - 15.6%
Auto Components - 1.0%
Cooper Tire & Rubber Company	843	$16,169
Dana Holding Corp.	43,187	531,200
Drew Industries, Inc. (I)	443	13,383
Exide Technologies (I)	8,927	27,674
Federal-Mogul Corp. (I)	5,140	47,031
Fuel Systems Solutions, Inc. (I)(L)	778	13,374
Modine Manufacturing Company (I)	6,862	50,642
Motorcar Parts of America, Inc. (I)	2,433	11,751
Quantum Fuel Systems
Technologies Worldwide, Inc. (I)	163	129
Shiloh Industries, Inc.	1,515	16,998
Spartan Motors, Inc.	7,540	37,700
Standard Motor Products, Inc.	3,972	73,164
Superior Industries International, Inc.	4,944	84,493
TRW Automotive Holdings Corp. (I)	14,063	614,694

		1,538,402
Automobiles - 0.4%
Thor Industries, Inc.	14,929	542,221
Distributors - 0.1%
Core-Mark Holding Company, Inc.	1,976	95,065
VOXX International Corp. (I)	1,834	13,718
Weyco Group, Inc.	336	8,182

		116,965
Diversified Consumer Services - 0.3%
Ascent Capital Group, Inc., Class A (I)	3,168	171,104
Carriage Services, Inc.	1,797	17,377
Corinthian Colleges, Inc. (I)(L)	1,851	4,405
Education Management Corp. (I)(L)	372	1,157
K12, Inc. (I)	9	182
Lincoln Educational Services Corp.	1,100	4,620
Mac-Gray Corp.	1,524	20,437
Matthews International Corp., Class A (L)	407	12,137
Regis Corp. (L)	8,945	164,409
School Specialty, Inc. (I)	2,286	5,258
Service Corp. International	2,126	28,616
Steiner Leisure, Ltd. (I)	300	13,965
Stewart Enterprises, Inc., Class A (L)	723	6,070

		449,737

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 2.8%
Ambassadors Group, Inc.	202	$1,091
Ark Restaurants Corp.	64	1,066
Bally Technologies, Inc. (I)(L)	12,322	608,584
Biglari Holdings, Inc. (I)	314	114,629
Bluegreen Corp. (I)	7,150	44,902
Bob Evans Farms, Inc.	4,378	171,311
Boyd Gaming Corp. (I)(L)	12,417	87,664
Canterbury Park Holding Corp.	200	2,030
Carrols Restaurant Group, Inc. (I)	4,349	25,050
Churchill Downs, Inc.	2,448	153,539
DineEquity, Inc. (I)(L)	15,956	893,536
Dover Downs Gaming & Entertainment, Inc.	2,170	5,403
Dover Motorsports, Inc. (I)	400	556
Frisch’s Restaurants, Inc.	257	5,101
Full House Resorts, Inc. (I)	2,390	8,963
Gaming Partners International Corp.	800	5,080
International Speedway Corp., Class A	4,386	124,431
Isle of Capri Casinos, Inc. (I)	6,889	47,879
Life Time Fitness, Inc. (I)(L)	3,000	137,220
Luby’s, Inc. (I)	6,251	42,069
Marcus Corp.	3,816	42,358
Monarch Casino & Resort, Inc. (I)	1,278	11,131
MTR Gaming Group, Inc. (I)	4,193	17,653
Multimedia Games Holding Company, Inc. (I)	2,560	40,269
Orient-Express Hotels, Ltd., Class A (I)(L)	12,313	109,586
Papa John’s International, Inc. (I)	13,620	727,444
Red Lion Hotels Corp. (I)	3,000	18,750
Red Robin Gourmet Burgers, Inc. (I)(L)	4,000	130,240
Rick’s Cabaret International, Inc. (I)	2,439	20,195
Ruby Tuesday, Inc. (I)	9,400	68,150
Ryman Hospitality Properties (I)	7,000	276,710
Scientific Games Corp., Class A (I)	2,128	17,599
Speedway Motorsports, Inc.	7,130	109,802
The Wendy’s Company	40,088	182,400
Vail Resorts, Inc. (L)	1,354	78,058
WMS Industries, Inc. (I)(L)	786	12,875

		4,343,324
Household Durables - 2.6%
Acme United Corp.	733	8,664
Bassett Furniture Industries, Inc.	2,333	29,046
Beazer Homes USA, Inc.	13,500	47,925
Blyth, Inc. (L)	538	13,983
Cavco Industries, Inc. (I)(L)	606	27,809
CSS Industries, Inc.	976	20,057
D.R. Horton, Inc. (L)	1,204	24,851
Emerson Radio Corp. (I)	4,869	9,933
Flexsteel Industries, Inc.	355	7,349
Furniture Brands International, Inc. (I)(L)	9,800	14,210
Helen of Troy, Ltd. (I)	4,013	127,734
Hooker Furniture Corp.	2,555	33,189
Jarden Corp. (I)	2,332	123,223
Kid Brands, Inc. (I)	3,500	5,355
La-Z-Boy, Inc. (I)	62,971	921,266
Lennar Corp., Class A (L)	20,500	712,785
Lennar Corp., Class B	1,969	53,045
Lifetime Brands, Inc.	2,000	23,820
M/I Homes, Inc. (I)	3,580	69,237
MDC Holdings, Inc. (L)	1,526	58,766
Meritage Homes Corp. (I)	28,598	1,087,582
Mohawk Industries, Inc. (I)	4,400	352,088
NACCO Industries, Inc., Class A	1,100	137,951
Skyline Corp. (I)	1,252	6,773
Standard Pacific Corp. (I)(L)	483	3,265
Stanley Furniture Company, Inc. (I)	2,340	11,396

298

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
The Ryland Group, Inc. (L)	1,159	$34,770
Universal Electronics, Inc. (I)	237	4,166

		3,970,238
Internet & Catalog Retail - 0.0%
1-800-Flowers.com, Inc., Class A (I)	4,819	17,975
dELiA*s, Inc. (I)	5,085	7,068
Gaiam, Inc., Class A (I)	3,676	12,829
Shutterfly, Inc. (I)(L)	676	21,037

		58,909
Leisure Equipment & Products - 0.3%
Arctic Cat, Inc. (I)	1,748	72,472
Brunswick Corp.	7,574	171,400
Callaway Golf Company (L)	11,857	72,802
Cybex International, Inc. (I)	446	642
JAKKS Pacific, Inc. (L)	2,278	33,190
Johnson Outdoors, Inc., Class A (I)	200	4,278
LeapFrog Enterprises, Inc. (I)	3,693	33,311
Nautilus, Inc. (I)	2,868	7,514
Smith & Wesson Holding Corp. (I)(L)	3,256	35,849
Steinway Musical Instruments, Inc. (I)	3,066	74,688

		506,146
Media - 1.2%
AH Belo Corp., Class A	4,238	20,470
Ballantyne Strong, Inc. (I)	1,114	4,634
Beasley Broadcasting Group, Inc. (I)	502	2,450
Clear Channel Outdoor
Holdings, Inc., Class A (I)	1,588	9,496
Dial Global, Inc. (I)	1,138	3,084
Digital Generation, Inc. (I)(L)	1,400	15,904
DreamWorks Animation
SKG, Inc., Class A (I)(L)	2,595	49,902
Entercom
Communications Corp., Class A (I)(L)	882	6,051
Fisher Communications, Inc.	1,962	72,123
Gray Television, Inc. (I)	10,200	23,256
Harte-Hanks, Inc.	2,183	15,128
Journal Communications, Inc., Class A (I)	8,698	45,230
Lee Enterprises, Inc. (I)	1,225	1,813
Live Nation Entertainment, Inc. (I)	15,589	134,221
Martha Stewart Living
Omnimedia, Inc., Class A	2,100	6,447
Media General, Inc., Class A (I)(L)	4,268	22,108
Meredith Corp. (L)	2,100	73,500
Navarre Corp. (I)	4,100	6,396
New Frontier Media, Inc. (I)	3,784	5,033
Outdoor Channel Holdings, Inc.	1,482	10,789
Radio One, Inc., Class D (I)	2,600	2,158
Salem Communications Corp., Class A	2,700	14,148
Scholastic Corp. (L)	1,457	46,303
The EW Scripps Company, Class A (I)	5,260	56,019
The Interpublic Group of Companies, Inc.	72,728	808,735
The Madison Square Garden, Inc., Class A (I)	3,612	145,455
The McClatchy Company, Class A (I)	11,095	24,742
The New York Times Company, Class A (I)	1,495	14,591
The Washington Post Company, Class B (L)	694	251,943
Valassis Communications, Inc. (I)	503	12,419

		1,904,548
Multiline Retail - 0.7%
Dillard’s, Inc., Class A (L)	9,244	668,526
Fred’s, Inc., Class A	6,647	94,587
Saks, Inc. (I)(L)	25,582	263,750
The Bon-Ton Stores, Inc.	306	2,907

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
Tuesday Morning Corp. (I)	3,900	$25,545

		1,055,315
Specialty Retail - 5.0%
Americas Car-Mart, Inc. (I)	1,246	56,656
Barnes & Noble, Inc. (I)(L)	9,769	124,848
bebe stores, Inc.	91,472	439,066
Big 5 Sporting Goods Corp.	827	8,229
Books-A-Million, Inc. (I)(L)	3,850	11,281
Brown Shoe Company, Inc. (L)	7,015	112,450
Build-A-Bear Workshop, Inc. (I)(L)	3,889	15,167
Cabela’s, Inc. (I)	12,117	662,558
Cache, Inc. (I)	2,727	8,645
Casual Male Retail Group, Inc. (I)	4,708	21,798
Christopher & Banks Corp. (I)	6,438	22,597
Citi Trends, Inc. (I)	337	4,231
Collective Brands, Inc. (I)	10,024	217,621
Conn’s, Inc. (I)(L)	7,967	175,672
Foot Locker, Inc.	12,148	431,254
GameStop Corp., Class A (L)	14,100	296,100
Genesco, Inc. (I)(L)	11,105	741,037
GNC Holdings, Inc., Class A	19,536	761,318
Group 1 Automotive, Inc. (L)	3,464	208,637
Haverty Furniture Companies, Inc.	3,990	55,381
hhgregg, Inc. (I)(L)	2,951	20,362
Hot Topic, Inc. (L)	3,633	31,607
Lithia Motors, Inc., Class A (L)	5,007	166,783
MarineMax, Inc. (I)(L)	4,789	39,701
New York & Company, Inc. (I)	10,714	40,178
Office Depot, Inc. (I)	16,863	43,169
OfficeMax, Inc. (L)	10,476	81,818
Pacific Sunwear of California, Inc. (I)(L)	12,800	32,000
Penske Automotive Group, Inc. (L)	32,632	981,897
Perfumania Holdings, Inc. (I)	848	6,106
Pier 1 Imports, Inc. (L)	47,645	892,867
RadioShack Corp. (L)	7,908	18,821
Rent-A-Center, Inc.	7,599	266,573
Shoe Carnival, Inc.	3,229	75,978
Stage Stores, Inc. (L)	5,877	123,770
Stein Mart, Inc. (I)	4,251	36,176
Systemax, Inc. (I)	1,683	19,876
The Men’s Wearhouse, Inc. (L)	7,100	244,453
The Pep Boys - Manny, Moe & Jack (I)(L)	8,900	90,602
The Wet Seal, Inc., Class A (I)(L)	5,693	17,933
West Marine, Inc. (I)	4,205	44,699
Zale Corp. (I)	5,800	40,020

		7,689,935
Textiles, Apparel & Luxury Goods - 1.2%
Carter’s, Inc. (I)	2,214	119,202
Charles & Colvard, Ltd. (I)	343	1,238
Culp, Inc.	230	2,705
Delta Apparel, Inc. (I)	500	6,885
G-III Apparel Group, Ltd. (I)(L)	1,800	64,620
Heelys, Inc. (I)	1,794	3,229
Iconix Brand Group, Inc. (I)(L)	8,941	163,084
K-Swiss, Inc., Class A (I)	4,879	16,735
Lakeland Industries, Inc. (I)	1,110	6,893
Maidenform Brands, Inc. (I)	480	9,830
Movado Group, Inc.	3,138	105,813
Perry Ellis International, Inc. (I)	2,800	61,740
PVH Corp.	8,060	755,383
Quiksilver, Inc. (I)	24,200	80,344
RG Barry Corp.	537	7,915
Rocky Brands, Inc. (I)	1,478	17,071

299

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Skechers U.S.A., Inc., Class A (I)(L)	5,966	$121,706
Tandy Brands Accessories, Inc. (I)	300	411
The Jones Group, Inc.	12,700	163,449
Unifi, Inc. (I)	3,647	46,755

		1,755,008

		23,930,748
Consumer Staples - 3.7%
Beverages - 0.2%
Central European Distribution Corp. (I)(L)	6,619	18,864
Coca-Cola Bottling Company Consolidated	101	6,878
Constellation Brands, Inc., Class A (I)	9,374	303,249
Craft Brewers Alliance, Inc. (I)	2,909	22,836
MGP Ingredients, Inc.	2,764	10,558

		362,385
Food & Staples Retailing - 0.8%
Ingles Markets, Inc., Class A	2,425	39,649
Nash Finch Company	2,050	41,861
Spartan Stores, Inc.	3,767	57,673
SUPERVALU, Inc. (L)	9,285	22,377
Susser Holdings Corp. (I)(L)	3,144	113,718
The Andersons, Inc.	2,523	95,016
The Pantry, Inc. (I)	3,699	53,820
United Natural Foods, Inc. (I)	13,171	769,845
Weis Markets, Inc.	2,432	102,947

		1,296,906
Food Products - 2.1%
Alico, Inc.	341	10,649
Cal-Maine Foods, Inc. (L)	600	26,964
Chiquita Brands International, Inc. (I)(L)	7,667	58,576
Diamond Foods, Inc. (L)	800	15,056
Dole Food Company, Inc. (I)(L)	12,705	178,251
Farmer Brothers Company (I)	1,033	9,824
Fresh Del Monte Produce, Inc.	9,412	240,947
Ingredion, Inc.	13,606	750,507
Omega Protein Corp. (I)	4,487	30,781
Pilgrim’s Pride Corp. (I)	1,425	7,282
Post Holdings, Inc. (I)	2,423	72,835
Ralcorp Holdings, Inc. (I)	2,176	158,848
Seneca Foods Corp., Class A (I)	1,409	42,073
Smart Balance, Inc. (I)(L)	9,489	114,627
Smithfield Foods, Inc. (I)	21,963	431,573
Snyders-Lance, Inc.	1,477	36,925
The Hain Celestial Group, Inc. (I)	6,737	424,431
Tootsie Roll Industries, Inc. (L)	130	3,507
TreeHouse Foods, Inc. (I)	10,708	562,170

		3,175,826
Household Products - 0.3%
Central Garden & Pet Company (I)	2,553	30,355
Central Garden & Pet Company, Class A (I)	6,081	73,458
Oil-Dri Corp of America	531	12,287
Orchids Paper Products Company	544	9,814
Spectrum Brands Holdings, Inc. (I)	7,513	300,595

		426,509
Personal Products - 0.1%
CCA Industries, Inc.	1,277	5,440
Inter Parfums, Inc.	1,132	20,716
Mannatech Inc (I)	276	1,410
Natural Alternatives International, Inc. (I)	200	1,232
Nutraceutical International Corp. (I)	2,093	32,986

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products (continued)
Prestige Brands Holdings, Inc. (I)(L)	9,377	$159,034

		220,818
Tobacco - 0.2%
Alliance One International, Inc. (I)(L)	14,184	45,814
Universal Corp. (L)	3,597	183,159

		228,973

		5,711,417
Energy - 7.1%
Energy Equipment & Services - 4.2%
Basic Energy Services, Inc. (I)(L)	8,104	90,927
Bolt Technology Corp.	1,328	19,097
Bristow Group, Inc.	5,929	299,711
Cal Dive International, Inc. (I)	12,162	18,608
Dawson Geophysical Company (I)	1,653	41,755
Dresser-Rand Group, Inc. (I)(L)	13,700	755,007
ENGlobal Corp. (I)	5,500	2,918
Exterran Holdings, Inc. (I)	8,722	176,882
Global Geophysical Services, Inc. (I)	4,342	23,924
Gulf Islands Fabrication, Inc.	3,019	84,140
Gulfmark Offshore, Inc., Class A (I)	4,500	148,680
Helix Energy Solutions Group, Inc. (I)	14,220	259,799
Hercules Offshore, Inc. (I)	20,985	102,407
Hornbeck Offshore Services, Inc. (I)(L)	5,300	194,245
Key Energy Services, Inc. (I)	4,235	29,645
Lufkin Industries, Inc. (L)	8,044	432,928
Matrix Service Company (I)	1,783	18,846
Mitcham Industries, Inc. (I)	2,431	38,726
Nabors Industries, Ltd. (I)	13,964	195,915
Natural Gas Services Group, Inc. (I)	2,620	39,169
Newpark Resources, Inc. (I)(L)	12,359	91,580
Oceaneering International, Inc.	14,494	800,794
Oil States International, Inc. (I)	9,758	775,371
Parker Drilling Company (I)	21,964	92,908
Patterson-UTI Energy, Inc. (L)	13,905	220,255
PHI, Inc. (I)	3,660	115,144
Pioneer Energy Services Corp. (I)	13,400	104,386
Rowan Companies PLC, Class A (I)	12,819	432,898
SEACOR Holdings, Inc. (I)	2,593	216,152
Tesco Corp. (I)	105	1,121
TETRA Technologies, Inc. (I)	9,546	57,753
TGC Industries, Inc. (I)	2,434	17,525
Tidewater, Inc.	5,564	270,021
Union Drilling, Inc. (I)	5,429	35,234
Unit Corp. (I)	4,557	189,116
Willbros Group, Inc. (I)	5,700	30,609

		6,424,196
Oil, Gas & Consumable Fuels - 2.9%
Adams Resources & Energy, Inc.	101	3,081
Alon USA Energy, Inc.	7,477	102,435
Approach Resources, Inc. (I)	366	11,028
Berry Petroleum Company, Class A (L)	759	30,838
Bill Barrett Corp. (I)(L)	3,100	76,787
BPZ Resources, Inc. (I)	6,231	17,821
Clayton Williams Energy, Inc. (I)(L)	538	27,917
Cloud Peak Energy, Inc. (I)(L)	722	13,068
Comstock Resources, Inc. (I)(L)	5,875	107,983
Contango Oil & Gas Company (I)	600	29,484
CREDO Petroleum Corp. (I)	175	2,536
Crimson Exploration, Inc. (I)	4,217	18,007
Crosstex Energy, Inc. (L)	2,370	33,251
CVR Energy, Inc. (I)	12,800	0
Delek US Holdings, Inc.	9,835	250,694

300

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
DHT Holdings, Inc.	1,143	$7,158
Double Eagle Petroleum &
Mining Company (I)(L)	2,117	11,707
Endeavour International Corp. (I)(L)	2,157	20,858
Energen Corp.	13,094	686,257
EPL Oil & Gas, Inc. (I)	9,082	184,274
Forest Oil Corp. (I)	2,153	18,193
Green Plains Renewable Energy, Inc. (I)(L)	7,544	44,208
Halcon Resources Corp. (I)	1	4
Harvest Natural Resources, Inc. (I)(L)	5,978	53,324
HKN, Inc. (I)	1,950	3,842
Magnum Hunter Resources Corp. (I)(L)	916	4,067
Overseas Shipholding Group, Inc. (L)	4,700	31,020
PDC Energy, Inc. (I)(L)	3,720	117,664
Penn Virginia Corp. (L)	7,585	47,027
Plains Exploration & Production Company (I)	3,519	131,857
Rex Energy Corp. (I)(L)	3,448	46,031
Rosetta Resources, Inc. (I)	15,055	721,135
SemGroup Corp., Class A (I)	157	5,785
Ship Finance International, Ltd. (L)	2,324	36,533
Stone Energy Corp. (I)(L)	1,923	48,306
Swift Energy Company (I)	5,094	106,363
Teekay Corp.	300	9,360
Tesoro Corp.	20,200	846,380
Triangle Petroleum Corp. (I)(L)	2,529	18,108
USEC, Inc. (I)(L)	18,439	14,382
Vaalco Energy, Inc. (I)(L)	4,367	37,338
Warren Resources, Inc. (I)	3,681	11,190
Western Refining, Inc.	20,442	535,172

		4,522,473

		10,946,669
Financials - 22.6%
Capital Markets - 1.8%
Affiliated Managers Group, Inc. (I)	5,580	686,340
American Capital, Ltd. (I)	55,500	629,370
Calamos Asset Management, Inc., Class A	1,184	13,782
Capital Southwest Corp. (L)	848	94,934
Cowen Group, Inc., Class A (I)	1,830	4,941
E*TRADE Financial Corp. (I)	17,069	150,378
Evercore Partners, Inc., Class A	20,695	558,765
FirstCity Financial Corp. (I)	2,100	16,863
GFI Group, Inc. (L)	8,390	26,680
Harris & Harris Group, Inc. (I)	5,338	20,231
ICG Group, Inc. (I)	128	1,300
INTL. FCStone, Inc. (I)(L)	258	4,917
Investment Technology Group, Inc. (I)	2,461	21,411
Janus Capital Group, Inc. (L)	1,739	16,416
JMP Group, Inc.	3,000	16,470
KBW, Inc. (L)	1,181	19,451
Knight Capital Group, Inc., Class A (I)	8,089	21,679
Legg Mason, Inc.	11,318	279,328
MCG Capital Corp. (L)	14,059	64,812
Medallion Financial Corp.	2,675	31,592
Oppenheimer Holdings, Inc., Class A	488	7,784
Piper Jaffray Companies (I)(L)	800	20,360
Safeguard Scientifics, Inc. (I)	2,397	37,609
SWS Group, Inc. (I)(L)	6,700	40,937

		2,786,350
Commercial Banks - 8.7%
1st Source Corp.	3,630	80,840
1st United Bancorp, Inc. (I)	1,425	9,191
Alliance Financial Corp.	66	2,654
American National Bankshares, Inc.	543	12,266

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Ameris Bancorp (I)(L)	3,287	$41,383
Associated Banc-Corp.	11,775	155,077
Bancfirst Corp.	500	21,480
BancTrust Financial Group, Inc. (I)	4,650	13,997
Banner Corp.	1,837	49,783
Bar Harbor Bankshares	236	8,435
BBCN Bancorp, Inc. (I)	8,868	111,825
BCB Bancorp, Inc.	221	2,374
Boston Private Financial Holdings, Inc. (L)	68,546	657,356
Bridge Bancorp, Inc.	87	2,028
Bryn Mawr Bank Corp.	774	17,369
C&F Financial Corp.	63	2,479
Camden National Corp.	601	22,261
Capital Bank Financial Corp., Class A (I)	513	9,225
Capital City Bank Group, Inc. (I)(L)	3,946	41,985
Cardinal Financial Corp.	5,843	83,555
Cathay General Bancorp	9,018	155,651
Center Bancorp, Inc. (L)	2,875	34,270
Centerstate Banks, Inc.	1,287	11,480
Century Bancorp, Inc., Class A	94	3,000
Chemical Financial Corp.	3,570	86,394
City Holding Company	1,035	37,094
CoBiz Financial, Inc.	5,646	39,522
Columbia Banking System, Inc.	4,112	76,236
Commerce Bancshares, Inc.	18,752	756,268
Community Bank Systems, Inc. (L)	1,500	42,285
Community Trust Bancorp, Inc.	1,441	51,206
CVB Financial Corp. (L)	68,094	813,042
East West Bancorp, Inc.	34,280	723,994
Enterprise Bancorp, Inc.	236	4,031
Enterprise Financial Services Corp.	2,969	40,378
Fidelity Southern Corp.	1,607	15,205
Financial Institutions, Inc.	1,481	27,606
First Bancorp North Carolina	3,559	41,035
First Bancorp, Inc. Maine	335	5,879
First Busey Corp.	5,297	25,849
First California Financial Group, Inc. (I)	324	2,255
First Commonwealth Financial Corp. (L)	15,940	112,377
First Community Bancshares, Inc.	1,888	28,811
First Financial Bancorp	900	15,219
First Financial Corp.	1,220	38,235
First Interstate Bancsystem, Inc.	578	8,647
First Merchants Corp.	4,925	73,924
First Midwest Bancorp, Inc.	7,500	94,125
First Niagara Financial Group, Inc.	877	7,095
First South Bancorp, Inc. (I)	1,628	7,928
FirstMerit Corp.	1,250	18,413
FNB Corp. (L)	71,665	803,365
German American Bancorp, Inc.	509	12,277
Glacier Bancorp, Inc.	3,200	49,856
Great Southern Bancorp, Inc.	1,037	32,054
Hanmi Financial Corp. (I)	1,473	18,869
Heartland Financial USA, Inc. (L)	1,235	33,678
Heritage Commerce Corp. (I)	2,996	20,792
Heritage Financial Corp.	378	5,681
Horizon Bancorp	148	4,230
Hudson Valley Holding Corp.	677	11,543
Iberiabank Corp. (L)	930	42,594
Independent Bank Corp. (L)	2,831	85,185
Independent Bank Corp. - Michigan (I)	206	558
International Bancshares Corp.	8,607	163,963
Intervest Bancshares Corp., Class A (I)	1,311	4,982
Lakeland Bancorp, Inc.	3,795	39,278
Lakeland Financial Corp.	1,562	43,111
Macatawa Bank Corp. (I)(L)	8,394	26,105

301

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
MainSource Financial Group, Inc.	4,125	$52,965
MB Financial, Inc.	8,647	170,778
MBT Financial Corp. (I)	3,023	7,950
Mercantile Bank Corp. (I)	1,266	21,699
Merchants Bancshares, Inc.	373	11,022
Metro Bancorp, Inc. (I)	709	8,983
MidSouth Bancorp, Inc.	729	11,803
National Penn Bancshares, Inc.	20,821	189,679
NBT Bancorp, Inc. (L)	1,200	26,484
NewBridge Bancorp. (I)	1,494	7,231
North Valley Bancorp (I)	244	3,316
Northrim BanCorp, Inc.	311	6,264
Old National Bancorp	11,100	151,071
Old Second Bancorp, Inc. (I)(L)	2,721	3,918
OmniAmerican Bancorp, Inc. (I)	1,342	30,504
Oriental Financial Group, Inc.	6,515	68,538
Pacific Continental Corp.	424	3,786
Pacific Mercantile Bancorp (I)	2,510	16,415
Pacific Premier Bancorp Inc (I)	133	1,270
PacWest Bancorp	983	22,973
Peapack Gladstone Financial Corp.	586	9,575
Peoples Bancorp, Inc.	2,153	49,282
Pinnacle Financial Partners, Inc. (I)(L)	6,152	118,857
Popular, Inc. (I)	8,132	141,741
Preferred Bank (I)	220	3,120
Renasant Corp.	4,209	82,517
Republic Bancorp, Inc., Class A (L)	927	20,348
S&T Bancorp, Inc.	2,124	37,404
Sandy Spring Bancorp, Inc.	3,480	66,990
SCBT Financial Corp.	1,053	42,415
Seacoast Banking Corp. of Florida (I)	1,900	3,021
Sierra Bancorp	1,489	18,255
Simmons First National Corp., Class A (L)	1,196	29,129
Somerset Hills Bancorp	315	2,615
Southern Community Financial Corp. (I)	3,274	11,033
Southside Bancshares, Inc.	1,313	28,637
Southwest Bancorp, Inc. (I)	4,604	49,953
StellarOne Corp.	4,142	54,509
Sterling Bancorp	2,183	21,655
Sun Bancorp, Inc. (I)	4,742	15,981
Susquehanna Bancshares, Inc.	105,953	1,108,253
Synovus Financial Corp. (L)	31,100	73,707
Taylor Capital Group, Inc. (I)	1,999	34,223
Texas Capital Bancshares, Inc. (I)(L)	16,385	814,498
The Bancorp, Inc. (I)	4,862	49,933
Tompkins Financial Corp.	334	13,534
TowneBank	2,772	42,495
Trico Bancshares	800	13,224
Trustmark Corp.	2,386	58,075
UMB Financial Corp.	480	23,366
Umpqua Holdings Corp. (L)	15,568	200,672
Union First Market Bankshares Corp.	3,984	61,991
United Bankshares, Inc.	100	2,491
Univest Corp. of Pennsylvania	1,571	28,278
Virginia Commerce Bancorp, Inc. (I)	5,893	51,564
Washington Banking Company	2,041	28,921
Washington Trust Bancorp, Inc.	2,598	68,249
Webster Financial Corp.	32,290	765,273
WesBanco, Inc.	4,870	100,858
West Bancorp, Inc.	486	5,856
West Coast Bancorp	1,945	43,801
Western Alliance Bancorp (I)	11,898	121,360
Wilshire Bancorp, Inc. (I)	3,502	22,063
Wintrust Financial Corp. (L)	26,052	978,774
Yadkin Valley Financial Corp. (I)	3,532	11,656

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Zions Bancorporation	42,695	$881,865

		13,369,804
Consumer Finance - 0.2%
Cash America International, Inc. (L)	3,600	138,852
Nelnet, Inc., Class A	4,156	98,663
Nicholas Financial, Inc.	75	968
The First Marblehead Corp. (I)(L)	8,341	8,758

		247,241
Diversified Financial Services - 0.5%
Marlin Business Services Corp.	1,698	36,015
MicroFinancial, Inc.	1,154	10,559
NewStar Financial, Inc. (I)	11,166	133,880
PHH Corp. (I)(L)	8,966	182,458
PICO Holdings, Inc. (I)	1,320	30,122
Resource America, Inc., Class A	3,450	23,598
The NASDAQ OMX Group, Inc.	18,187	423,666

		840,298
Insurance - 7.6%
Allied World Assurance Company Holdings AG	4,400	339,900
Alterra Capital Holdings, Ltd.	10,867	260,156
American Equity Investment Life
Holding Company (L)	9,878	114,881
American Financial Group, Inc.	32,473	1,230,727
American National Insurance Company	2,350	168,801
American Safety Insurance Holdings, Ltd. (I)	2,154	40,258
AMERISAFE, Inc. (I)	2,300	62,422
Argo Group International Holdings, Ltd.	4,728	153,140
Arthur J. Gallagher & Company	22,576	808,672
Aspen Insurance Holdings, Ltd.	11,100	338,439
Assurant, Inc.	10,606	395,604
Assured Guaranty, Ltd.	19,657	267,728
Axis Capital Holdings, Ltd.	11,512	401,999
Baldwin & Lyons, Inc., Class B	47	1,124
CNO Financial Group, Inc.	40,256	388,470
Donegal Group, Inc., Class A	3,550	49,842
Eastern Insurance Holdings, Inc.	2,342	39,275
EMC Insurance Group, Inc.	1,920	40,320
Employers Holdings, Inc.	1,400	25,662
Endurance Specialty Holdings, Ltd.	6,600	254,100
Enstar Group, Ltd. (I)	1,114	111,010
FBL Financial Group, Inc., Class A (L)	4,934	163,809
Federated National Holding Co (I)	1,090	6,496
First Acceptance Corp. (I)	7,986	9,184
First American Financial Corp.	11,608	251,545
Flagstone Reinsurance Holdings SA	11,831	101,628
Genworth Financial, Inc., Class A (I)	200	1,046
Global Indemnity PLC (I)	2,945	64,437
Greenlight Capital Re, Ltd., Class A (I)	1,300	32,175
Hallmark Financial Services, Inc. (I)	4,008	32,625
Hilltop Holdings, Inc. (I)	10,034	127,532
Homeowners Choice, Inc. (L)	1,229	28,882
Horace Mann Educators Corp.	6,694	121,228
Independence Holding Company	3,958	39,857
Investors Title Company	69	4,502
Kemper Corp.	9,673	297,058
Maiden Holdings, Ltd.	5,125	45,561
Markel Corp. (I)	1,584	726,248
Meadowbrook Insurance Group, Inc.	8,411	64,681
Montpelier Re Holdings, Ltd.	10,711	237,034
National Financial Partners Corp. (I)(L)	7,720	130,468
National Interstate Corp.	944	24,355
Old Republic International Corp.	16,351	152,064
OneBeacon Insurance Group, Ltd., Class A (L)	2,200	29,568

302

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
PartnerRe, Ltd.	5,314	$394,724
Platinum Underwriters Holdings, Ltd. (L)	5,800	237,046
Presidential Life Corp.	606	8,442
Primerica, Inc.	140	4,010
Protective Life Corp.	5,969	156,447
Reinsurance Group of America, Inc.	9,576	554,163
RLI Corp.	248	16,532
Safety Insurance Group, Inc.	1,810	83,043
SeaBright Holdings, Inc.	3,501	38,511
Selective Insurance Group, Inc.	5,508	104,597
StanCorp Financial Group, Inc. (L)	5,033	157,231
State Auto Financial Corp.	4,187	68,625
Stewart Information Services Corp. (L)	3,766	75,847
Symetra Financial Corp.	353	4,342
The Hanover Insurance Group, Inc.	5,700	212,382
The Navigators Group, Inc. (I)	2,206	108,590
The Phoenix Companies, Inc. (I)	1,082	33,182
Tower Group, Inc.	5,416	105,016
United Fire Group, Inc.	2,908	73,049
Universal Insurance Holdings, Inc.	3,586	13,806
Validus Holdings, Ltd.	9,357	317,296
W.R. Berkley Corp.	20,120	754,299

		11,705,693
Real Estate Investment Trusts - 2.0%
DCT Industrial Trust, Inc. (L)	135,700	877,979
Douglas Emmett, Inc.	32,200	742,854
Education Realty Trust, Inc.	65,700	716,130
LaSalle Hotel Properties	26,091	696,369

		3,033,332
Real Estate Management & Development - 0.6%
Alexander & Baldwin, Inc. (I)	6,896	203,639
AV Homes, Inc. (I)	2,398	35,586
Consolidated-Tomoka Land Company (L)	500	16,445
Forestar Group, Inc. (I)(L)	1,413	23,541
Jones Lang LaSalle, Inc.	7,981	609,349
Thomas Properties Group, Inc.	4,109	23,914
ZipRealty, Inc. (I)	900	2,538

		915,012
Thrifts & Mortgage Finance - 1.2%
Astoria Financial Corp. (L)	11,661	115,211
Atlantic Coast Financial Corp. (I)	105	206
Bank Mutual Corp.	4,606	20,957
BankFinancial Corp.	4,835	42,500
BBX Capital Corp., Class A (I)	879	5,678
Beneficial Mutual Bancorp, Inc. (I)	1,544	14,761
Berkshire Hill Bancorp, Inc. (L)	3,823	87,470
BofI Holding, Inc. (I)	2,469	64,317
Brookline Bancorp, Inc.	4,958	43,730
Cape Bancorp, Inc. (I)	551	5,157
Dime Community Bancshares, Inc.	3,131	45,212
Doral Financial Corp. (I)	5,700	5,362
ESB Financial Corp.	222	3,099
ESSA Bancorp, Inc.	2,461	25,570
Federal Agricultural Mortgage Corp., Class C	1,713	44,093
First Defiance Financial Corp.	1,620	27,961
First Financial Holdings, Inc.	3,484	45,257
First Financial Northwest, Inc. (I)	2,425	19,521
Flushing Financial Corp.	4,247	67,103
Fox Chase Bancorp, Inc.	362	5,654
Hampden Bancorp, Inc.	1,142	14,446
Hingham Institution for Savings	16	1,031
Home Bancorp, Inc. (I)	527	9,481
Home Federal Bancorp, Inc.	2,355	26,659

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Hopfed Bancorp, Inc.	416	$3,099
Hudson City Bancorp, Inc.	10,866	86,493
Kaiser Federal Financial Group, Inc.	1,732	26,136
Louisiana Bancorp, Inc. (I)	100	1,604
Meridian Interstate Bancorp, Inc. (I)	2,279	37,604
MGIC Investment Corp. (I)	23,698	36,258
New England Bancshares, Inc.	100	1,369
Northeast Community Bancorp, Inc.	1,932	10,781
Northfield Bancorp, Inc. (L)	2,152	34,475
OceanFirst Financial Corp.	1,700	24,939
Oritani Financial Corp.	249	3,747
People’s United Financial, Inc.	25,292	307,045
Provident Financial Holdings, Inc.	1,778	25,265
Provident Financial Services, Inc.	5,151	81,334
Provident New York Bancorp	172	1,619
Pulaski Financial Corp.	245	2,021
Radian Group, Inc. (L)	18,184	78,919
Riverview Bancorp, Inc. (I)	882	1,164
Rockville Financial, Inc.	1,399	17,138
Roma Financial Corp.	100	890
Teche Holding Company	71	2,862
Territorial Bancorp, Inc.	405	9,295
TierOne Corp. (I)	2,328	0
Tree.com, Inc. (I)	2,270	35,571
TrustCo Bank Corp.	3,637	20,804
United Financial Bancorp, Inc.	1,910	27,638
ViewPoint Financial Group	2,600	49,842
Walker & Dunlop, Inc. (I)	160	2,459
Washington Federal, Inc.	9,681	161,479
Waterstone Financial, Inc. (I)	2,000	10,380
Westfield Financial, Inc.	4,152	31,098
WSFS Financial Corp.	53	2,188

		1,875,952

		34,773,682
Health Care - 9.4%
Biotechnology - 0.6%
Astex Pharmaceuticals (I)	6,662	20,452
Celldex Therapeutics, Inc. (I)(L)	5,264	33,163
Cubist Pharmaceuticals, Inc. (I)	16,225	773,608
Enzon Pharmaceuticals, Inc. (I)	583	4,058
Infinity Pharmaceuticals, Inc. (I)	306	7,206
Maxygen, Inc.	5,405	14,269
MediciNova, Inc. (I)	1,406	2,671
Momenta Pharmaceuticals, Inc. (I)	116	1,690
Myrexis, Inc. (I)	3,408	8,281
Repligen Corp. (I)	1,386	8,261
Synageva BioPharma Corp. (I)	769	41,088

		914,747
Health Care Equipment & Supplies - 3.1%
Alere, Inc. (I)	12,975	252,883
Alphatec Holdings, Inc. (I)	8,403	13,865
Analogic Corp.	600	46,902
AngioDynamics, Inc. (I)	4,195	51,179
Anika Therapeutics, Inc. (I)	3,350	50,317
Cantel Medical Corp.	2,388	64,667
CONMED Corp.	3,500	99,750
CryoLife, Inc.	1,800	12,096
Cutera, Inc. (I)	2,853	21,312
Cynosure, Inc., Class A (I)	2,139	56,427
Digirad Corp. (I)	3,100	6,417
Exactech, Inc. (I)	1,003	17,883
Greatbatch, Inc. (I)	3,939	95,836
Haemonetics Corp. (I)	10,288	825,098

303

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Invacare Corp.	4,327	$61,184
Kewaunee Scientific Corp.	83	947
LeMaitre Vascular, Inc.	1,115	7,158
Medical Action Industries, Inc. (I)	1,293	4,513
Misonix, Inc. (I)	500	2,095
Natus Medical, Inc. (I)	2,910	38,034
NuVasive, Inc. (I)(L)	290	6,644
Orthofix International NV (I)	9,105	407,449
Palomar Medical Technologies, Inc. (I)	1,177	11,111
Rochester Medical Corp. (I)	866	10,227
RTI Biologics, Inc. (I)	12,463	51,971
Solta Medical, Inc. (I)	355	1,115
SurModics, Inc. (I)	1,476	29,845
Symmetry Medical, Inc. (I)	6,511	64,394
Teleflex, Inc.	13,998	963,622
The Cooper Companies, Inc.	5,291	499,788
TranS1, Inc. (I)	1,881	4,966
West Pharmaceutical Services, Inc.	200	10,614
Wright Medical Group, Inc. (I)(L)	44,431	982,369
Young Innovations, Inc.	679	26,549

		4,799,227
Health Care Providers & Services - 3.5%
Almost Family, Inc. (I)(L)	685	14,577
Amedisys, Inc. (I)(L)	1,941	26,805
AMN Healthcare Services, Inc. (I)	4,149	41,739
Amsurg Corp. (I)(L)	32,472	921,555
Assisted Living Concepts, Inc., Class A (L)	3,648	27,834
BioScrip, Inc. (I)	5,283	48,128
Capital Senior Living Corp. (I)	5,538	80,135
CardioNet, Inc. (I)	381	960
Community Health Systems, Inc. (I)	11,400	332,196
Coventry Health Care, Inc.	20,100	837,969
Cross Country Healthcare, Inc. (I)	2,192	10,346
Dynacq Healthcare, Inc. (I)	600	334
ExamWorks Group, Inc. (I)	360	5,371
Five Star Quality Care, Inc. (I)	8,754	44,733
Gentiva Health Services, Inc. (I)(L)	8,350	94,522
Hanger, Inc. (I)	1,700	48,501
Healthways, Inc. (I)	5,277	61,794
IPC The Hospitalist Company, Inc. (I)	15,154	692,538
Kindred Healthcare, Inc. (I)	3,757	42,755
LHC Group, Inc. (I)	1,308	24,159
LifePoint Hospitals, Inc. (I)	6,064	259,418
Magellan Health Services, Inc. (I)	1,300	67,093
Medcath Corp.	3,806	5,214
Molina Healthcare, Inc. (I)	5,413	136,137
National Healthcare Corp. (L)	855	40,818
Omnicare, Inc.	10,905	370,443
Owens & Minor, Inc.	234	6,992
PDI, Inc. (I)	619	4,933
PharMerica Corp. (I)	3,833	48,526
Select Medical Holdings Corp. (I)	2,945	33,072
Sun Healthcare Group, Inc. (I)	2,633	22,288
SunLink Health Systems, Inc. (I)	100	154
The Ensign Group, Inc.	358	10,957
The Providence Service Corp. (I)	1,220	15,848
Triple-S Management Corp., Class B (I)(L)	3,459	72,293
Universal American Corp. (I)	11,614	107,313
Universal Health Services, Inc., Class B	17,316	791,861

		5,350,311
Health Care Technology - 0.1%
Arrhythmia Research Technology, Inc.	200	424
MedAssets, Inc. (I)	5,638	100,356

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Technology (continued)
Omnicell, Inc. (I)	3,587	$49,859

		150,639
Life Sciences Tools & Services - 1.0%
Affymetrix, Inc. (I)(L)	11,100	48,063
Albany Molecular Research, Inc. (I)	1,700	5,899
Bio-Rad Laboratories, Inc., Class A (I)	6,320	674,470
BioClinica, Inc. (I)	3,000	19,170
Cambrex Corp. (I)	6,472	75,917
Charles River
Laboratories International, Inc. (I)	17,351	687,100
Enzo Biochem, Inc. (I)	4,047	8,256
Harvard Bioscience, Inc. (I)	6,562	27,757

		1,546,632
Pharmaceuticals - 1.1%
Auxilium Pharmaceuticals, Inc. (I)	27,916	682,825
Cumberland Pharmaceuticals, Inc. (I)	956	6,176
Endo Health Solutions, Inc. (I)	19,703	624,979
FRD Acquisition Company (I)	5,160	11,249
Hi-Tech Pharmacal Company, Inc. (I)	800	26,488
Lannett Company, Inc. (I)	4,175	20,165
Pozen, Inc. (I)(L)	2,238	14,838
Sciclone Pharmaceuticals, Inc. (I)(L)	2,144	11,899
ViroPharma, Inc. (I)(L)	12,380	374,124

		1,772,743

		14,534,299
Industrials - 15.9%
Aerospace & Defense - 1.4%
AAR Corp.	5,809	95,384
Aerovironment, Inc. (I)	23,178	543,988
Allied Defense Group, Inc. (I)	1,300	4,095
Ceradyne, Inc. (L)	4,747	115,969
CPI Aerostructures, Inc. (I)	966	10,471
Curtiss-Wright Corp.	6,151	201,138
DigitalGlobe, Inc. (I)	10	204
Ducommun, Inc. (I)	2,274	30,926
Esterline Technologies Corp. (I)	4,048	227,255
GeoEye, Inc. (I)(L)	682	18,025
Huntington Ingalls Industries, Inc. (I)	113	4,752
Innovative Solutions & Support, Inc. (I)	2,300	9,154
Kratos Defense &
Security Solutions, Inc. (I)(L)	2,919	17,047
LMI Aerospace, Inc. (I)	2,295	46,910
Moog, Inc., Class A (I)	392	14,845
Orbital Sciences Corp. (I)	2,209	32,163
SIFCO Industries, Inc.	1,000	18,200
Sparton Corp. (I)	2,053	25,970
Sypris Solutions, Inc.	1,826	13,038
Triumph Group, Inc.	12,304	769,369

		2,198,903
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (I)	11,029	48,528
Atlas Air Worldwide Holdings, Inc. (I)(L)	3,546	183,080
Pacer International, Inc. (I)	3,311	13,178
UTi Worldwide, Inc.	35,045	472,056
XPO Logistics, Inc. (I)(L)	977	11,958

		728,800
Airlines - 0.2%
Hawaiian Holdings, Inc. (I)(L)	4,411	24,657
JetBlue Airways Corp. (I)(L)	31,980	153,184
Republic Airways Holdings, Inc. (I)(L)	7,820	36,207

304

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
SkyWest, Inc.	7,577	$78,270

		292,318
Building Products - 0.8%
Ameresco, Inc., Class A (I)	373	4,405
American Woodmark Corp. (I)	1,495	29,855
Apogee Enterprises, Inc.	5,284	103,672
Builders FirstSource, Inc. (I)(L)	300	1,557
Gibraltar Industries, Inc. (I)	5,765	73,907
Griffon Corp. (L)	10,738	110,601
Insteel Industries, Inc. (L)	2,944	34,533
Owens Corning, Inc. (I)	16,508	552,358
PGT, Inc. (I)	3,718	12,195
Quanex Building Products Corp.	339	6,387
Simpson Manufacturing Company, Inc.	1,100	31,482
Trex Company, Inc. (I)	1,599	54,558
Universal Forest Products, Inc. (L)	2,665	110,704
US Home Systems, Inc.	456	5,686

		1,131,900
Commercial Services & Supplies - 2.7%
ABM Industries, Inc.	30,519	577,725
Acorn Energy, Inc. (L)	1,776	15,842
American Reprographics Company (I)	4,498	19,206
Asset Acceptance Capital Corp. (I)	4,739	35,353
Asta Funding, Inc.	2,925	27,466
Casella Waste Systems, Inc., Class A (I)	1,923	8,230
CECO Environmental Corp.	1,115	10,894
Consolidated Graphics, Inc. (I)	1,633	42,605
Courier Corp.	1,704	20,823
Covanta Holding Corp.	2,922	50,142
Encore Capital Group, Inc. (I)	510	14,413
EnergySolutions, Inc. (I)	8,765	23,928
Ennis, Inc.	4,881	80,097
Fuel Tech, Inc. (I)	1,802	7,514
G&K Services, Inc., Class A	2,329	72,921
Interface, Inc. (L)	59,402	784,700
Intersections, Inc.	1,976	20,827
KAR Auction Services, Inc. (I)	547	10,798
Kimball International, Inc., Class B	4,427	54,098
McGrath RentCorp. (L)	2,338	60,998
Metalico, Inc. (I)(L)	7,400	18,944
Mobile Mini, Inc. (I)	6,846	114,397
Multi-Color Corp.	1,568	36,315
NL Industries, Inc.	368	4,228
Portfolio Recovery Associates, Inc. (I)	318	33,209
Schawk, Inc.	3,541	46,210
Standard Register Company	900	639
Sykes Enterprises, Inc. (I)	3,354	45,078
Team, Inc. (I)(L)	24,692	786,440
Tetra Tech, Inc. (I)	1,400	36,764
The Geo Group, Inc.	9,834	272,107
UniFirst Corp.	2,303	153,817
United Stationers, Inc. (L)	1,448	37,677
Versar, Inc. (I)	2,242	7,488
Viad Corp.	3,488	72,760
Virco Manufacturing Corp. (I)	1,200	2,844
Waste Connections, Inc. (L)	19,506	590,057

		4,197,554
Construction & Engineering - 0.9%
AECOM Technology Corp. (I)	6,538	138,344
Aegion Corp. (I)	1,700	32,572
Comfort Systems USA, Inc.	4,063	44,409
Dycom Industries, Inc. (I)	7,907	113,703
EMCOR Group, Inc.	704	20,092

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Granite Construction, Inc. (L)	4,576	$131,423
Great Lakes Dredge & Dock Corp.	10,990	84,623
Integrated Electrical Services, Inc. (I)	620	2,821
Layne Christensen Company (I)	3,312	64,948
MasTec, Inc. (I)	689	13,573
Michael Baker Corp. (I)	499	11,906
MYR Group, Inc. (I)	1,887	37,646
Northwest Pipe Company (I)(L)	1,600	39,440
Pike Electric Corp. (I)	4,803	38,184
Quanta Services, Inc. (I)	7,609	187,942
Sterling Construction Company, Inc. (I)	2,470	24,651
The Shaw Group, Inc. (I)	101	4,406
Tutor Perini Corp. (I)	8,135	93,064
URS Corp.	7,746	273,511

		1,357,258
Electrical Equipment - 1.0%
Allied Motion Technologies, Inc.	400	2,640
AZZ, Inc.	800	30,384
Belden, Inc.	20,889	770,386
Brady Corp., Class A (L)	6,100	178,608
Encore Wire Corp.	3,894	113,938
EnerSys, Inc. (I)	2,536	89,495
Generac Holdings, Inc.	191	4,372
General Cable Corp. (I)(L)	4,481	131,652
Global Power Equipment Group, Inc.	423	7,821
LSI Industries, Inc.	4,131	27,843
Ocean Power Technologies, Inc. (I)	2,429	7,093
Orion Energy Systems, Inc. (I)	3,553	6,964
Powell Industries, Inc. (I)	1,071	41,416
PowerSecure International, Inc. (I)	3,120	18,689
Preformed Line Products Company	176	9,559
SL Industries, Inc. (I)	1,600	22,720
Ultralife Corp. (I)	1,984	6,170

		1,469,750
Industrial Conglomerates - 0.1%
Seaboard Corp.	58	131,088
Standex International Corp.	859	38,183

		169,271
Machinery - 4.7%
Actuant Corp., Class A (L)	401	11,477
Alamo Group, Inc.	2,127	71,850
Albany International Corp., Class A (L)	4,234	93,021
Altra Holdings, Inc. (L)	302	5,496
American Railcar Industries, Inc. (I)	4,020	113,927
Ampco-Pittsburgh Corp.	1,644	30,332
Astec Industries, Inc. (I)(L)	1,000	31,610
Barnes Group, Inc.	2,420	60,524
Briggs & Stratton Corp. (L)	7,292	136,142
Cascade Corp.	1,476	80,796
CIRCOR International, Inc.	909	34,315
Columbus McKinnon Corp. (I)	3,511	53,051
Douglas Dynamics, Inc. (L)	2,706	40,022
Dynamic Materials Corp.	662	9,943
Energy Recovery, Inc. (I)(L)	2,317	6,858
EnPro Industries, Inc. (I)(L)	2,641	95,102
ESCO Technologies, Inc.	2,576	100,078
Federal Signal Corp. (I)	11,813	74,658
Flow International Corp. (I)	6,450	23,865
FreightCar America, Inc.	1,748	31,097
Gardner Denver, Inc.	8,584	518,559
Gencor Industries, Inc. (I)	1,400	10,402
Greenbrier Companies, Inc. (I)(L)	4,803	77,520
Hardinge, Inc.	3,000	30,750

305

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Harsco Corp.	1,756	$36,051
Hurco Companies, Inc. (I)	1,492	34,137
IDEX Corp.	16,323	681,812
Kaydon Corp.	3,300	73,722
Key Technology, Inc. (I)	641	6,154
LB Foster Company, Class A	931	30,109
Lydall, Inc. (I)	2,409	33,943
Met-Pro Corp.	2,097	18,768
MFRI, Inc. (I)	1,100	6,380
Miller Industries, Inc.	2,386	38,295
Mueller Industries, Inc. (L)	1,648	74,935
Mueller Water Products, Inc., Class A	19,856	97,294
NN, Inc. (I)	1,204	10,222
Oshkosh Corp. (I)	4,710	129,195
Terex Corp. (I)(L)	6,553	147,967
The Eastern Company	428	8,021
Titan International, Inc. (L)	35,004	618,171
Trimas Corp. (I)(L)	35,314	851,421
Trinity Industries, Inc.	24,040	720,479
Valmont Industries, Inc.	7,433	977,440
Watts Water Technologies, Inc., Class A (L)	23,047	871,868

		7,207,779
Marine - 0.1%
Baltic Trading, Ltd.	180	581
Eagle Bulk Shipping, Inc. (I)(L)	3,351	12,097
Excel Maritime Carriers, Ltd. (I)(L)	15,211	10,572
Genco Shipping & Trading, Ltd. (I)(L)	5,700	20,976
International Shipholding Corp.	848	14,306
Matson, Inc. (L)	6,896	144,195

		202,727
Professional Services - 0.6%
Barrett Business Services, Inc.	1,499	40,623
CBIZ, Inc. (I)(L)	9,052	54,493
CDI Corp.	3,270	55,688
CRA International, Inc. (I)	2,371	40,971
Franklin Covey Company (I)	3,500	42,000
FTI Consulting, Inc. (I)	997	26,600
GP Strategies Corp. (I)	3,946	76,237
Heidrick & Struggles International, Inc.	1,508	19,212
Hill International, Inc. (I)	3,347	14,593
Hudson Global, Inc. (I)	4,800	21,408
ICF International, Inc. (I)	1,848	37,145
Kelly Services, Inc., Class A	5,507	69,388
Kforce, Inc. (I)	463	5,459
Korn/Ferry International (I)	1,957	30,001
Manpower, Inc.	2,729	100,427
National Technical Systems, Inc. (I)	1,146	8,687
Navigant Consulting Company (I)(L)	6,495	71,770
On Assignment, Inc. (I)	9,160	182,467
RCM Technologies, Inc. (I)	300	1,632
Resources Connection, Inc.	2,283	29,930
The Dolan Company (I)	5,314	28,589
Volt Information Sciences, Inc. (I)	2,445	15,770
VSE Corp.	194	4,751

		977,841
Road & Rail - 1.5%
Amerco, Inc.	1,708	181,663
Arkansas Best Corp.	3,461	27,411
Avis Budget Group, Inc. (I)(L)	17,100	262,998
Celadon Group, Inc.	1,209	19,429
Covenant Transport, Inc. (I)	1,373	6,316
Frozen Food Express Industries (I)	800	1,576
Knight Transportation, Inc.	152	2,174

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Landstar System, Inc.	11,613	$549,063
Marten Transport, Ltd.	3,706	65,114
Old Dominion Freight Line, Inc. (I)	25,180	759,429
P.A.M. Transportation Services, Inc.	2,046	20,388
Patriot Transportation Holding, Inc. (I)	67	1,868
RailAmerica, Inc. (I)	3,159	86,778
Roadrunner Transportation Systems, Inc. (I)	1,086	17,571
Ryder Systems, Inc.	6,900	269,514
Saia, Inc. (I)	2,642	53,210
Universal Truckload Services, Inc.	686	10,955
USA Truck, Inc. (I)	2,076	7,557
Werner Enterprises, Inc. (L)	800	17,096

		2,360,110
Trading Companies & Distributors - 1.4%
Aceto Corp.	5,823	55,027
Aircastle, Ltd.	13,051	147,868
Beacon Roofing Supply, Inc. (I)(L)	34,313	977,921
CAI International, Inc. (I)	2,900	59,508
GATX Corp. (L)	7,598	322,459
H&E Equipment Services, Inc. (L)	9,156	110,971
KSW, Inc.	700	3,486
Lawson Products, Inc.	1,291	8,934
Rush Enterprises, Inc., Class A (I)	1,300	25,038
Rush Enterprises, Inc., Class B (I)	12,598	211,772
SeaCube Container Leasing, Ltd. (L)	527	9,881
TAL International Group, Inc. (L)	5,250	178,395
Titan Machinery, Inc. (I)	2,816	57,108
Willis Lease Finance Corp. (I)	406	5,010

		2,173,378

		24,467,589
Information Technology - 15.2%
Communications Equipment - 1.3%
Anaren, Inc. (I)	1,881	37,601
Arris Group, Inc. (I)	18,453	236,014
Aviat Networks, Inc. (I)	10,732	25,542
Aware, Inc.	4,448	28,022
Bel Fuse, Inc., Class B	1,641	30,654
Black Box Corp. (L)	2,530	64,540
Brocade Communications Systems, Inc. (I)	6,070	35,904
Calix, Inc. (I)(L)	1,910	12,224
Communications Systems, Inc.	1,800	20,304
Comtech Telecommunications Corp. (L)	3,221	89,028
Digi International, Inc. (I)	4,813	48,900
EchoStar Corp., Class A (I)	4,285	122,808
Emulex Corp. (I)	3,023	21,796
Extreme Networks, Inc. (I)	8,105	27,071
Globecomm Systems, Inc. (I)(L)	5,296	59,050
Harmonic, Inc. (I)	6,801	30,877
JDS Uniphase Corp. (I)	57,326	709,983
KVH Industries, Inc. (I)	2,778	37,475
Oclaro, Inc. (I)(L)	5,040	13,608
Oplink Communications, Inc. (I)	3,231	53,441
Optical Cable Corp.	931	4,255
Performance Technologies, Inc. (I)	2,000	2,720
Relm Wireless Corp. (I)	2,100	3,759
Sonus Networks, Inc. (I)	5,300	9,964
Sycamore Networks, Inc.	5,162	79,495
Symmetricom, Inc. (I)	5,034	35,087
Tellabs, Inc.	24,724	87,523
Telular Corp.	2,776	27,482
Tessco Technologies, Inc.	1,750	37,048
UTStarcom Holdings Corp. (I)	7,966	8,205

306

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Westell Technologies, Inc., Class A (I)	8,500	$18,190

		2,018,570
Computers & Peripherals - 0.2%
Avid Technology, Inc. (I)	8,133	76,938
Concurrent Computer Corp.	1,651	7,413
Cray, Inc. (I)	2,251	28,588
Datalink Corp. (I)	392	3,246
Dot Hill Systems Corp. (I)	1,830	1,958
Electronics for Imaging, Inc. (I)	5,466	90,790
Hutchinson Technology, Inc. (I)(L)	5,052	8,790
Imation Corp. (I)(L)	6,647	37,157
Intermec, Inc. (I)	1,849	11,482
Intevac, Inc. (I)	3,801	23,224
Novatel Wireless, Inc. (I)	6,508	12,886
Presstek, Inc. (I)	4,185	2,051
Rimage Corp.	958	6,467
STEC, Inc. (I)(L)	901	6,082
Xyratex, Ltd.	2,438	22,430

		339,502
Electronic Equipment, Instruments & Components - 3.7%
ADDvantage Technologies Group, Inc. (I)	428	916
Agilysys, Inc. (I)	862	7,413
Arrow Electronics, Inc. (I)	16,966	571,924
Avnet, Inc. (I)	13,242	385,210
AVX Corp.	10,386	99,602
Benchmark Electronics, Inc. (I)	8,843	135,033
Checkpoint Systems, Inc. (I)	5,678	47,014
Chyron International Corp. (I)	200	206
Coherent, Inc. (I)	1,083	49,666
CTS Corp.	2,914	29,344
Electro Rent Corp.	3,773	66,744
Electro Scientific Industries, Inc.	50,517	617,318
Fabrinet (I)	433	5,018
GSI Group, Inc. (I)	1,912	17,036
ID Systems, Inc. (I)	2,235	12,874
Identive Group, Inc. (I)	4,331	3,725
Ingram Micro, Inc., Class A (I)	5,036	76,698
Insight Enterprises, Inc. (I)	6,949	121,469
IntriCon Corp. (I)	100	505
Itron, Inc. (I)(L)	907	39,137
KEMET Corp. (I)	2,976	13,094
Key Tronic Corp. (I)	1,900	18,848
Measurement Specialties, Inc. (I)	1,855	61,178
Mercury Computer Systems, Inc. (I)	966	10,259
Methode Electronics, Inc.	5,814	56,454
Multi-Fineline Electronix, Inc. (I)	1,634	36,847
Napco Security Technologies, Inc. (I)	1,164	3,946
Newport Corp. (I)	5,207	57,589
OSI Systems, Inc. (I)	15,384	1,197,491
PAR Technology Corp. (I)	3,132	17,069
Park Electrochemical Corp.	1,464	36,351
PC Connection, Inc.	4,352	50,092
PC Mall, Inc. (I)	3,055	17,963
Perceptron, Inc. (I)	1,608	10,050
Planar Systems, Inc. (I)	5,100	6,885
Plexus Corp. (I)	1,321	40,013
Radisys Corp. (I)	5,279	19,004
Richardson Electronics, Ltd.	2,584	30,672
Rofin-Sinar Technologies, Inc. (I)(L)	202	3,985
Rogers Corp. (I)(L)	2,200	93,192
Sanmina-SCI Corp. (I)	80,673	684,914
ScanSource, Inc. (I)	1,172	37,527
SMTC Corp. (I)	490	1,490

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
SYNNEX Corp. (I)(L)	5,668	$184,663
Tech Data Corp. (I)	6,414	290,554
TTM Technologies, Inc. (I)(L)	11,598	109,369
Viasystems Group, Inc. (I)	720	12,456
Vicon Industries, Inc. (I)	126	378
Vishay Intertechnology, Inc. (I)(L)	21,716	213,468
Vishay Precision Group, Inc. (I)	1,653	23,109
Zygo Corp. (I)	2,368	43,311

		5,669,073
Internet Software & Services - 1.2%
AOL, Inc. (I)	6,729	237,063
Blucora, Inc. (I)	6,814	121,357
DealerTrack Holdings, Inc. (I)	1,082	30,134
Digital River, Inc. (I)	2,704	45,049
EarthLink, Inc.	16,621	118,342
IAC/InterActiveCorp	93	4,842
Internap Network Services Corp. (I)	11,043	77,853
Keynote Systems, Inc.	1,300	18,824
KIT Digital, Inc. (I)(L)	7,126	21,378
Limelight Networks, Inc. (I)(L)	1,615	3,779
Looksmart, Ltd. (I)	700	602
Marchex, Inc., Class B	2,445	9,340
Market Leader, Inc. (I)	700	4,690
Monster Worldwide, Inc. (I)(L)	1,474	10,804
Perficient, Inc. (I)	2,608	31,479
QuinStreet, Inc. (I)(L)	3,213	26,957
RealNetworks, Inc. (I)	5,862	48,772
Reis, Inc. (I)	300	3,432
Soundbite Communications, Inc. (I)	3,800	8,740
TechTarget, Inc. (I)	2,617	15,466
TheStreet.com, Inc. (I)	8,757	13,398
United Online, Inc.	13,619	75,177
ValueClick, Inc. (I)	48,219	828,885
XO Group, Inc. (I)	3,926	32,782

		1,789,145
IT Services - 2.3%
Acxiom Corp. (I)	3,452	63,068
CACI International, Inc., Class A (I)(L)	4,374	226,529
CIBER, Inc. (I)	13,394	46,477
Computer Sciences Corp.	241	7,763
Convergys Corp. (L)	17,071	267,503
CoreLogic, Inc. (I)	11,608	307,960
CSG Systems International, Inc. (I)	1,319	29,664
Dynamics Research Corp. (I)	1,898	13,001
Global Cash Access Holdings, Inc. (I)	2,285	18,394
Heartland Payment Systems, Inc.	23,649	749,200
Jack Henry & Associates, Inc.	20,366	771,871
Mantech International Corp., Class A (L)	3,617	86,808
MAXIMUS, Inc. (L)	14,074	840,499
ModusLink Global Solutions, Inc. (I)	7,816	28,841
NCI, Inc., Class A (I)	156	1,073
Official Payments Holdings Inc (I)	809	3,988
Online Resources Corp. (I)	6,260	18,342
StarTek, Inc. (I)	3,143	9,429
The Hackett Group, Inc. (I)	7,525	31,455
Virtusa Corp. (I)	1,796	31,915
WPCS International, Inc. (I)	1,200	541

		3,554,321
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Energy Industries, Inc. (I)	3,450	42,504
Aetrium (I)	650	585
Alpha & Omega Semiconductor, Ltd. (I)	965	8,309

307

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Amkor Technology, Inc. (I)(L)	9,473	$41,681
ANADIGICS, Inc. (I)	11,169	15,525
ATMI, Inc. (I)	4,545	84,401
Axcelis Technologies, Inc. (I)	5,100	5,355
AXT, Inc. (I)	4,229	14,294
Brooks Automation, Inc. (L)	6,536	52,484
BTU International, Inc. (I)	1,318	2,900
Cascade Microtech, Inc. (I)	1,892	10,747
Cohu, Inc.	4,192	39,363
Cree, Inc. (I)(L)	2,983	76,156
Cymer, Inc. (I)(L)	13,949	712,236
Diodes, Inc. (I)(L)	32,185	547,467
DSP Group, Inc. (I)	4,494	26,694
Exar Corp. (I)	8,586	68,688
FormFactor, Inc. (I)	7,875	44,021
FSI International, Inc. (I)	7,000	43,400
Gigoptix, Inc. (I)	931	1,778
GSI Technology, Inc. (I)	5,524	27,344
Ikanos Communications, Inc. (I)	4,125	5,734
Integrated Device Technology, Inc. (I)(L)	7,623	44,823
Integrated Silicon Solution, Inc. (I)	4,500	41,670
International Rectifier Corp. (I)(L)	7,029	117,314
Intersil Corp., Class A	10,660	93,275
IXYS Corp. (I)	2,555	25,346
Kopin Corp. (I)	5,238	19,695
Kulicke & Soffa Industries, Inc. (I)	696	7,238
Lam Research Corp. (I)(L)	19,240	611,543
Lattice Semiconductor Corp. (I)	118,798	454,996
LTX-Credence Corp. (I)	3,300	18,975
Mattson Technology, Inc. (I)	7,741	7,509
MEMSIC, Inc. (I)	3,797	6,037
Microsemi Corp. (I)	1,738	34,882
MKS Instruments, Inc. (L)	4,529	115,444
Monolithic Power Systems, Inc. (I)	931	18,387
OmniVision Technologies, Inc. (I)(L)	3,038	42,395
Pericom Semiconductor Corp. (I)	4,434	38,509
Photronics, Inc. (I)(L)	13,726	73,709
PLX Technology, Inc. (I)	2,508	14,471
PMC-Sierra, Inc. (I)(L)	7,730	43,597
Rudolph Technologies, Inc. (I)	2,357	24,749
Semtech Corp. (I)	30,150	758,273
Sigma Designs, Inc. (I)	5,587	36,930
Silicon Image, Inc. (I)	423	1,942
SunPower Corp. (I)(L)	1,520	6,855
Supertex, Inc. (I)	839	15,001
Tessera Technologies, Inc.	5,784	79,125
TriQuint Semiconductor, Inc. (I)	3,205	16,185
Ultra Clean Holdings (I)	1,700	9,707
Veeco Instruments, Inc. (I)(L)	22,866	686,437

		5,336,685
Software - 3.0%
Accelrys, Inc. (I)(L)	4,589	39,741
Actuate Corp. (I)	53,459	375,817
AsiaInfo-Linkage, Inc. (I)	400	4,684
Cadence Design Systems, Inc. (I)	67,501	868,400
EPIQ Systems, Inc.	5,795	77,769
ePlus, Inc. (I)	1,364	53,496
GSE Systems, Inc. (I)	2,016	4,113
JDA Software Group, Inc. (I)	1,400	44,492
MicroStrategy, Inc., Class A (I)(L)	5,664	759,372
Parametric Technology Corp. (I)	27,776	605,517
Pervasive Software, Inc. (I)	1,000	8,600
Progress Software Corp. (I)(L)	1,004	21,476
Quest Software, Inc. (I)	979	27,412

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Rosetta Stone, Inc. (I)(L)	826	$10,532
Seachange International, Inc. (I)(L)	5,428	42,610
Smith Micro Software, Inc. (I)	1,324	2,132
SS&C Technologies Holdings, Inc. (I)	35,601	897,501
TeleCommunication Systems, Inc., Class A (I)	7,641	16,505
THQ, Inc. (I)	463	1,713
TIBCO Software, Inc. (I)	25,002	755,810

		4,617,692

		23,324,988
Materials - 7.7%
Chemicals - 2.3%
A. Schulman, Inc.	4,138	98,567
American Pacific Corp. (I)	1,621	19,306
American Vanguard Corp.	2,042	71,062
Chase Corp. (L)	1,174	21,566
Chemtura Corp. (I)	1,600	27,552
Core Molding Technologies, Inc. (I)	1,000	7,310
Cytec Industries, Inc.	4,778	313,055
Ferro Corp. (I)	4,772	16,368
FMC Corp. (L)	14,196	786,174
Georgia Gulf Corp. (L)	2,394	86,711
Innophos Holdings, Inc.	15,188	736,466
Innospec, Inc. (I)	97	3,290
Intrepid Potash, Inc. (I)	800	17,184
KMG Chemicals, Inc.	1,101	20,369
Landec Corp. (I)	3,865	44,254
Minerals Technologies, Inc.	1,684	119,446
Olin Corp. (L)	3,892	84,573
OM Group, Inc. (I)	4,455	82,596
OMNOVA Solutions, Inc. (I)	1,742	13,187
Penford Corp. (I)	2,624	19,628
PolyOne Corp.	52,156	864,225
Sensient Technologies Corp.	1,092	40,142
Spartech Corp. (I)	5,607	29,997
Zoltek Companies, Inc. (I)(L)	6,760	51,984

		3,575,012
Construction Materials - 0.6%
Eagle Materials, Inc. (L)	16,866	780,221
Headwaters, Inc. (I)	11,408	75,065
Texas Industries, Inc. (I)(L)	2,257	91,747

		947,033
Containers & Packaging - 1.1%
Boise, Inc.	15,525	135,999
Graphic Packaging Holding Company (I)	167,349	972,298
Myers Industries, Inc.	6,330	98,875
Rock-Tenn Company, Class A	4,866	351,228
Sealed Air Corp.	4,933	76,264

		1,634,664
Metals & Mining - 2.4%
A. M. Castle & Company (I)(L)	4,342	54,232
Allied Nevada Gold Corp. (I)(L)	5,438	212,408
Century Aluminum Company (I)	12,885	92,128
Coeur d’Alene Mines Corp. (I)	10,600	305,598
Commercial Metals Company	10,135	133,782
Compass Minerals International, Inc.	7,207	537,570
Detour Gold Corp. (I)	6,479	180,774
Friedman Industries, Inc.	1,511	15,397
Haynes International, Inc.	12,703	662,461
Horsehead Holding Corp. (I)	7,506	70,106
Kaiser Aluminum Corp. (L)	2,852	166,528
Materion Corp. (L)	2,446	58,215

308

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Metals USA Holdings Corp. (I)	908	$12,140
Noranda Aluminum Holding Corp.	71	475
Olympic Steel, Inc.	2,383	40,225
Reliance Steel & Aluminum Company	10,500	549,675
RTI International Metals, Inc. (I)(L)	4,900	117,306
Schnitzer Steel Industries, Inc., Class A (L)	1,608	45,265
Steel Dynamics, Inc.	12,027	135,063
Synalloy Corp.	1,121	15,470
United States Steel Corp. (L)	6,490	123,764
Universal Stainless & Alloy (I)(L)	1,562	58,028
Worthington Industries, Inc.	5,308	114,971

		3,701,581
Paper & Forest Products - 1.3%
Buckeye Technologies, Inc.	7,563	242,470
Clearwater Paper Corp. (I)(L)	600	24,786
Domtar Corp.	4,550	356,220
KapStone Paper and Packaging Corp. (I)	5,210	116,652
Louisiana-Pacific Corp. (I)	21,668	270,850
MeadWestvaco Corp.	1,275	39,015
Mercer International, Inc. (I)	10,058	75,033
Neenah Paper, Inc.	383	10,969
P.H. Glatfelter Company (L)	6,110	108,819
Schweitzer-Mauduit International, Inc.	22,099	729,046
Wausau Paper Corp. (L)	3,913	36,234

		2,010,094

		11,868,384
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc.	300	12,894
Consolidated Communications Holdings, Inc.	128	2,200
Frontier Communications Corp. (L)	815	3,994
General Communication, Inc., Class A (I)	6,157	60,339
Hawaiian Telcom Holdco, Inc. (I)	243	4,308
HickoryTech Corp.	2,058	21,774
Iridium Communications, Inc. (I)(L)	9,684	70,887
Neutral Tandem, Inc. (I)	2,582	24,219
ORBCOMM, Inc. (I)	9,140	34,184
Premiere Global Services, Inc. (I)(L)	3,487	32,603
Primus Telecommunications Group, Inc.	472	7,207

		274,609
Wireless Telecommunication Services - 0.3%
Leap Wireless International, Inc. (I)(L)	8,053	54,921
MetroPCS Communications, Inc. (I)	4,865	56,969
Shenandoah Telecommunications Company	58	1,021
Telephone & Data Systems, Inc.	11,308	289,598
United States Cellular Corp. (I)	3,700	144,781
USA Mobility, Inc. (L)	1,540	18,280

		565,570

		840,179
Utilities - 0.9%
Gas Utilities - 0.6%
UGI Corp.	29,529	937,546
Independent Power Producers & Energy Traders - 0.2%
Genie Energy, Ltd., B Shares	503	3,607
GenOn Energy, Inc. (I)	72,630	183,754
NRG Energy, Inc. (L)	4,371	93,496
Ormat Technologies, Inc. (L)	2,857	53,569

		334,426
Water Utilities - 0.1%
Consolidated Water Company, Ltd.	955	7,898

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Water Utilities (continued)
SJW Corp. (L)	1,377	$34,921

		42,819

		1,314,791

TOTAL COMMON STOCKS (Cost $121,727,505)		$151,712,746

PREFERRED SECURITIES - 0.0%
Energy - 0.0%
DHT Holdings, Inc.	30	3,130

TOTAL PREFERRED SECURITIES (Cost $4,200)		$3,130

SECURITIES LENDING COLLATERAL - 19.0%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	2,923,165	29,256,791

TOTAL SECURITIES LENDING
COLLATERAL (Cost $29,254,938)		$29,256,791

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
State Street Institutional Liquid Reserves
Fund, 0.2106% (Y)	709,189	709,189

TOTAL SHORT-TERM INVESTMENTS (Cost $709,189)		$709,189

Total Investments (Small Cap Opportunities Trust)
(Cost $151,695,832) - 118.1%		$181,681,856
Other assets and liabilities, net - (18.1%)		(27,884,251)

TOTAL NET ASSETS - 100.0%		$153,797,605

Small Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.0%
Consumer Discretionary - 13.5%
Diversified Consumer Services - 1.3%
Matthews International Corp., Class A (L)	279,900	$8,346,618
Hotels, Restaurants & Leisure - 1.7%
CEC Entertainment, Inc. (L)	256,750	7,733,310
Choice Hotels International, Inc. (L)	92,500	2,959,075

		10,692,385
Household Durables - 1.3%
Helen of Troy, Ltd. (I)(L)	246,600	7,849,278
Media - 2.0%
Arbitron, Inc. (L)	326,669	12,380,755
Multiline Retail - 1.3%
Fred’s, Inc., Class A (L)	566,000	8,054,180
Specialty Retail - 5.9%
Advance Auto Parts, Inc.	27,150	1,858,146
Ascena Retail Group, Inc. (I)	442,000	9,480,900
Stage Stores, Inc. (L)	560,449	11,803,056
The Cato Corp., Class A (L)	462,146	13,730,358

		36,872,460

		84,195,676
Consumer Staples - 2.4%
Food & Staples Retailing - 1.4%
Casey’s General Stores, Inc.	154,400	8,822,416

309

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products - 1.0%
Post Holdings, Inc. (I)	135,400	$4,070,124
Ralcorp Holdings, Inc. (I)	29,330	2,141,090

		6,211,214

		15,033,630
Energy - 3.6%
Energy Equipment & Services - 2.2%
Bristow Group, Inc. (L)	123,300	6,232,815
SEACOR Holdings, Inc. (I)	85,794	7,151,788

		13,384,603
Oil, Gas & Consumable Fuels - 1.4%
Halcon Resources Corp. (I)(L)	343,846	2,520,391
Penn Virginia Corp. (L)	239,471	1,484,720
Plains Exploration & Production Company (I)	31,500	1,180,305
Scorpio Tankers, Inc. (I)	458,300	2,749,800
Whiting Petroleum Corp. (I)	22,400	1,061,312

		8,996,528

		22,381,131
Financials - 20.9%
Capital Markets - 1.6%
Ares Capital Corp.	594,366	10,187,433
Commercial Banks - 8.6%
First Busey Corp. (L)	674,577	3,291,936
First Midwest Bancorp, Inc.	741,631	9,307,469
First Niagara Financial Group, Inc.	697,312	5,641,254
Hancock Holding Company	166,200	5,143,890
International Bancshares Corp.	529,210	10,081,451
MB Financial, Inc.	283,548	5,600,073
Webster Financial Corp. (L)	472,700	11,202,990
Westamerica Bancorp. (L)	70,700	3,326,435

		53,595,498
Insurance - 5.6%
Alleghany Corp. (I)	7,238	2,496,676
AMERISAFE, Inc. (I)	190,300	5,164,742
Assured Guaranty, Ltd.	361,207	4,919,639
Platinum Underwriters Holdings, Ltd. (L)	206,009	8,419,588
Primerica, Inc.	329,500	9,436,880
Reinsurance Group of America, Inc.	49,800	2,881,926
White Mountains Insurance Group, Ltd.	3,550	1,822,357

		35,141,808
Real Estate Investment Trusts - 2.8%
Campus Crest Communities, Inc.	366,100	3,953,880
DiamondRock Hospitality Company	591,588	5,696,992
Mack-Cali Realty Corp.	172,800	4,596,480
Summit Hotel Properties, Inc.	347,500	2,967,650

		17,215,002
Thrifts & Mortgage Finance - 2.3%
Flushing Financial Corp. (L)	260,832	4,121,146
Northwest Bancshares, Inc.	829,800	10,148,454

		14,269,600

		130,409,341
Health Care - 10.4%
Health Care Equipment & Supplies - 3.3%
Haemonetics Corp. (I)	60,700	4,868,140
ICU Medical, Inc. (I)(L)	137,040	8,288,179
STERIS Corp.	198,100	7,026,607

		20,182,926

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services - 2.2%
Amsurg Corp. (I)(L)	340,530	$9,664,241
Corvel Corp. (I)	90,665	4,057,259

		13,721,500
Life Sciences Tools & Services - 4.9%
Charles River
Laboratories International, Inc. (I)	384,900	15,242,040
ICON PLC, ADR (I)(L)	636,900	15,521,253

		30,763,293

		64,667,719
Industrials - 25.5%
Aerospace & Defense - 0.6%
Cubic Corp.	69,830	3,495,690
Air Freight & Logistics - 0.8%
Atlas Air Worldwide Holdings, Inc. (I)	97,500	5,033,925
UTi Worldwide, Inc.	14,500	195,315

		5,229,240
Commercial Services & Supplies - 5.7%
ACCO Brands Corp. (I)	1,229,300	7,978,157
Corrections Corp. of America	49,500	1,655,775
G&K Services, Inc., Class A	284,450	8,906,130
McGrath RentCorp.	31,800	829,662
Standard Parking Corp. (I)	204,738	4,592,273
United Stationers, Inc. (L)	440,788	11,469,304

		35,431,301
Construction & Engineering - 0.1%
Sterling Construction Company, Inc. (I)	80,560	803,989
Electrical Equipment - 3.5%
Acuity Brands, Inc. (L)	85,000	5,379,650
Belden, Inc.	444,349	16,387,591

		21,767,241
Industrial Conglomerates - 3.4%
Carlisle Companies, Inc.	413,236	21,455,213
Machinery - 6.0%
Albany International Corp., Class A (L)	494,834	10,871,503
ESCO Technologies, Inc.	277,002	10,761,528
Flowserve Corp.	19,800	2,529,252
Mueller Industries, Inc.	287,310	13,063,986

		37,226,269
Marine - 1.9%
Kirby Corp. (I)(L)	190,300	10,519,784
Matson, Inc. (L)	53,500	1,118,685

		11,638,469
Professional Services - 0.3%
Towers Watson & Company, Class A	34,700	1,840,835
Road & Rail - 1.5%
Genesee & Wyoming, Inc., Class A (I)(L)	140,125	9,368,758
Trading Companies & Distributors - 1.7%
GATX Corp. (L)	254,800	10,813,712

		159,070,717
Information Technology - 8.7%
Computers & Peripherals - 1.3%
Diebold, Inc.	244,800	8,252,208
Electronic Equipment, Instruments & Components - 2.3%
Coherent, Inc. (I)	101,200	4,641,032
MTS Systems Corp. (L)	175,668	9,407,021

		14,048,053

310

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services - 2.8%
Fiserv, Inc. (I)	50,040	$3,704,461
Forrester Research, Inc.	93,381	2,686,571
MAXIMUS, Inc.	183,500	10,958,620

		17,349,652
Office Electronics - 1.1%
Zebra Technologies Corp., Class A (I)	181,100	6,798,494
Semiconductors & Semiconductor Equipment - 0.4%
Maxim Integrated Products, Inc.	84,190	2,241,138
Software - 0.8%
Websense, Inc. (I)	336,800	5,270,920

		53,960,465
Materials - 7.2%
Chemicals - 3.8%
Innospec, Inc. (I)	216,650	7,348,768
Koppers Holdings, Inc. (L)	148,168	5,175,508
Sensient Technologies Corp.	136,100	5,003,036
Zep, Inc.	406,450	6,145,524

		23,672,836
Containers & Packaging - 2.1%
Aptargroup, Inc. (L)	151,038	7,810,175
Greif, Inc., Class A	119,800	5,292,764

		13,102,939
Paper & Forest Products - 1.3%
Deltic Timber Corp. (L)	127,346	8,310,600

		45,086,375
Utilities - 4.8%
Electric Utilities - 2.0%
UNS Energy Corp. (L)	165,500	6,927,830
Westar Energy, Inc.	196,200	5,819,291

		12,747,121
Gas Utilities - 2.8%
Atmos Energy Corp.	199,400	7,136,526
New Jersey Resources Corp. (L)	69,374	3,171,779
UGI Corp.	60,600	1,924,050
WGL Holdings, Inc.	123,600	4,974,900

		17,207,255

		29,954,376

TOTAL COMMON STOCKS (Cost $458,136,605)		$604,759,430

SECURITIES LENDING COLLATERAL - 12.2%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	7,620,597	76,271,508

TOTAL SECURITIES LENDING
COLLATERAL (Cost $76,266,493)		$76,271,508

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 3.8%
Repurchase Agreement - 3.8%
Bank of America Tri-Party Repurchase
Agreement dated 09/28/12 at 0.17% to be
repurchased at $23,500,333 on 10/01/12,
collateralized by $22,134,908 Federal Home
Loan Bank, 4.50% due 08/01/2041 (valued
at $23,895,295 including interest).	$23,500,000	$23,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $23,500,000)		$23,500,000

Total Investments (Small Cap Value Trust)
(Cost $557,903,098) - 113.0%		$704,530,938
Other assets and liabilities, net - (13.0%)		(81,055,268)

TOTAL NET ASSETS - 100.0%		$623,475,670

Small Company Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.7%
Consumer Discretionary - 18.5%
Auto Components - 2.4%
Tenneco, Inc. (I)	27,425	$767,900
TRW Automotive Holdings Corp. (I)	21,295	930,804
WABCO Holdings, Inc. (I)	13,628	785,927

		2,484,631
Distributors - 1.0%
Pool Corp. (L)	24,301	1,010,436
Hotels, Restaurants & Leisure - 4.7%
Choice Hotels International, Inc. (L)	16,846	538,904
Darden Restaurants, Inc.	14,179	790,479
Domino’s Pizza, Inc.	22,265	839,391
Jack in the Box, Inc. (I)(L)	29,543	830,454
Life Time Fitness, Inc. (I)(L)	20,188	923,399
Penn National Gaming, Inc. (I)	25,079	1,080,905

		5,003,532
Household Durables - 2.2%
Ethan Allen Interiors, Inc.	34,226	750,234
Mohawk Industries, Inc. (I)	10,927	874,379
The Ryland Group, Inc. (L)	24,577	737,310

		2,361,923
Leisure Equipment & Products - 0.7%
Brunswick Corp.	32,176	728,143
Specialty Retail - 5.2%
DSW, Inc., Class A	15,628	1,042,700
Foot Locker, Inc.	30,442	1,080,691
Group 1 Automotive, Inc. (L)	14,758	888,874
Monro Muffler Brake, Inc. (L)	19,499	686,170
Tractor Supply Company	9,948	983,758
Vitamin Shoppe, Inc. (I)	14,149	825,170

		5,507,363
Textiles, Apparel & Luxury Goods - 2.3%
Maidenform Brands, Inc. (I)	26,043	533,361
Steven Madden, Ltd. (I)	18,940	828,057
The Warnaco Group, Inc. (I)	4,625	240,038
Under Armour, Inc., Class A (I)(L)	14,721	821,873

		2,423,329

		19,519,357

311

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 2.4%
Food & Staples Retailing - 0.6%
Harris Teeter Supermarkets, Inc.	17,161	$666,533
Food Products - 1.8%
B&G Foods, Inc. (L)	29,778	902,571
Lancaster Colony Corp. (L)	13,484	987,703

		1,890,274

		2,556,807
Energy - 6.3%
Energy Equipment & Services - 3.4%
Atwood Oceanics, Inc. (I)	16,931	769,514
Dresser-Rand Group, Inc. (I)	16,755	923,368
Dril-Quip, Inc. (I)	12,474	896,631
Lufkin Industries, Inc. (L)	10,423	560,966
Patterson-UTI Energy, Inc. (L)	29,149	461,720

		3,612,199
Oil, Gas & Consumable Fuels - 2.9%
Berry Petroleum Company, Class A (L)	20,100	816,663
Energen Corp.	16,235	850,876
Oasis Petroleum, Inc. (I)	28,630	843,726
Resolute Energy Corp. (I)(L)	57,767	512,393

		3,023,658

		6,635,857
Financials - 8.2%
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (I)	9,485	1,166,655
Greenhill & Company, Inc. (L)	8,756	453,123
Stifel Financial Corp. (I)(L)	22,966	771,658

		2,391,436
Commercial Banks - 3.6%
East West Bancorp, Inc.	36,463	770,099
Huntington Bancshares, Inc.	98,564	680,092
PrivateBancorp, Inc.	48,782	780,024
Prosperity Bancshares, Inc.	16,228	691,637
SVB Financial Group (I)	13,808	834,832

		3,756,684
Insurance - 1.6%
Brown & Brown, Inc.	35,225	918,316
HCC Insurance Holdings, Inc.	24,525	831,152

		1,749,468
Real Estate Investment Trusts - 0.7%
Colonial Properties Trust	37,975	799,374

		8,696,962
Health Care - 17.8%
Biotechnology - 5.5%
Acorda Therapeutics, Inc. (I)	19,271	493,530
Amarin Corp. PLC, ADR (I)(L)	55,878	704,063
BioMarin Pharmaceutical, Inc. (I)(L)	20,990	845,267
Incyte Corp. (I)(L)	53,030	957,192
Myriad Genetics, Inc. (I)	35,557	959,683
Seattle Genetics, Inc. (I)(L)	33,991	916,057
United Therapeutics Corp. (I)	15,871	886,871

		5,762,663
Health Care Equipment & Supplies - 4.9%
Insulet Corp. (I)(L)	27,580	595,176
Masimo Corp. (I)	30,072	727,141
Meridian Bioscience, Inc. (L)	25,144	482,262
NuVasive, Inc. (I)	31,749	727,370

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Sirona Dental Systems, Inc. (I)	17,019	$969,402
STERIS Corp.	24,570	871,498
Thoratec Corp. (I)	23,676	819,190

		5,192,039
Health Care Providers & Services - 4.2%
Centene Corp. (I)	22,959	858,896
Chemed Corp. (L)	14,479	1,003,250
Health Management
Associates, Inc., Class A (I)(L)	72,116	605,053
HMS Holdings Corp. (I)(L)	22,530	753,178
MEDNAX, Inc. (I)	10,347	770,334
VCA Antech, Inc. (I)	23,111	455,980

		4,446,691
Life Sciences Tools & Services - 2.4%
PAREXEL International Corp. (I)	34,800	1,070,448
PerkinElmer, Inc.	26,604	784,020
Techne Corp.	8,810	633,791

		2,488,259
Pharmaceuticals - 0.8%
Salix Pharmaceuticals, Ltd. (I)	20,762	879,063

		18,768,715
Industrials - 13.6%
Aerospace & Defense - 2.1%
Hexcel Corp. (I)(L)	36,049	865,897
TransDigm Group, Inc. (I)	9,539	1,353,298

		2,219,195
Air Freight & Logistics - 1.4%
Forward Air Corp.	24,248	737,382
Hub Group, Inc., Class A (I)	25,817	766,249

		1,503,631
Building Products - 1.0%
AO Smith Corp.	18,239	1,049,472
Commercial Services & Supplies - 1.9%
Corrections Corp. of America	32,366	1,082,643
Tetra Tech, Inc. (I)	35,757	938,979

		2,021,622
Electrical Equipment - 1.7%
Acuity Brands, Inc.	13,916	880,744
Regal-Beloit Corp.	12,964	913,703

		1,794,447
Machinery - 3.9%
Crane Company	17,153	684,919
Kennametal, Inc.	18,672	692,358
Lincoln Electric Holdings, Inc.	21,700	847,385
Lindsay Corp. (L)	12,358	889,405
Wabtec Corp.	11,891	954,728

		4,068,795
Trading Companies & Distributors - 1.6%
Watsco, Inc. (L)	12,063	914,255
WESCO International, Inc. (I)(L)	14,359	821,335

		1,735,590

		14,392,752
Information Technology - 25.7%
Communications Equipment - 1.2%
Finisar Corp. (I)(L)	33,704	481,967

312

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
NETGEAR, Inc. (I)(L)	21,923	$836,143

		1,318,110
Electronic Equipment, Instruments & Components - 2.9%
Cognex Corp.	19,639	679,117
Littelfuse, Inc.	15,507	876,766
National Instruments Corp.	30,646	771,360
SYNNEX Corp. (I)	22,000	716,760

		3,044,003
Internet Software & Services - 3.4%
Ancestry.com, Inc. (I)(L)	17,400	523,392
CoStar Group, Inc. (I)(L)	16,757	1,366,366
DealerTrack Holdings, Inc. (I)(L)	27,632	769,551
ValueClick, Inc. (I)	55,267	950,040

		3,609,349
IT Services - 1.2%
Alliance Data Systems Corp. (I)	8,843	1,255,264
Semiconductors & Semiconductor Equipment - 4.7%
Cymer, Inc. (I)	15,789	806,186
Microsemi Corp. (I)	38,738	777,472
MKS Instruments, Inc.	26,892	685,477
Power Integrations, Inc. (L)	20,432	621,746
Semtech Corp. (I)	29,505	742,051
Teradyne, Inc. (I)(L)	50,050	711,711
Volterra Semiconductor Corp. (I)	27,993	612,207

		4,956,850
Software - 12.3%
ANSYS, Inc. (I)	13,964	1,024,958
Aspen Technology, Inc. (I)	56,153	1,451,555
Cadence Design Systems, Inc. (I)	66,429	854,609
CommVault Systems, Inc. (I)	23,429	1,375,282
Fair Isaac Corp.	23,788	1,052,857
Informatica Corp. (I)	25,977	904,259
Interactive Intelligence Group (I)	20,034	602,022
Manhattan Associates, Inc. (I)	23,175	1,327,232
MICROS Systems, Inc. (I)	19,125	939,420
MicroStrategy, Inc., Class A (I)	6,037	809,381
Parametric Technology Corp. (I)	29,744	648,419
SolarWinds, Inc. (I)	27,102	1,510,665
Websense, Inc. (I)	30,437	476,339

		12,976,998

		27,160,574
Materials - 4.2%
Chemicals - 1.9%
Intrepid Potash, Inc. (I)(L)	22,267	478,295
Olin Corp.	37,693	819,065
Rockwood Holdings, Inc.	14,593	680,034

		1,977,394
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	9,071	751,714
Containers & Packaging - 0.2%
Greif, Inc., Class A	5,579	246,480
Metals & Mining - 1.4%
Allied Nevada Gold Corp. (I)(L)	7,961	310,957
Carpenter Technology Corp.	16,263	850,880
Detour Gold Corp. (I)	9,469	264,200

		1,426,037

		4,401,625

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 1.2%
Wireless Telecommunication Services - 1.2%
SBA Communications Corp., Class A (I)(L)	19,900	$1,251,710
Utilities - 0.8%
Electric Utilities - 0.8%
ITC Holdings Corp. (L)	11,238	849,368

TOTAL COMMON STOCKS (Cost $81,693,892)		$104,233,727

SECURITIES LENDING COLLATERAL - 18.3%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	1,927,751	19,294,087

TOTAL SECURITIES LENDING
COLLATERAL (Cost $19,292,605)		$19,294,087

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
State Street Institutional Liquid Reserves
Fund, 0.2106% (Y)	1,213,638	1,213,638

TOTAL SHORT-TERM INVESTMENTS (Cost $1,213,638)		$1,213,638

Total Investments (Small Company Growth Trust)
(Cost $102,200,135) - 118.1%		$124,741,452
Other assets and liabilities, net - (18.1%)		(19,143,256)

TOTAL NET ASSETS - 100.0%		$105,598,196

Small Company Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.7%
Consumer Discretionary - 12.8%
Auto Components - 1.1%
Drew Industries, Inc. (I)	116,000	$3,504,360
Modine Manufacturing Company (I)	74,700	551,286

		4,055,646
Automobiles - 0.5%
Winnebago Industries, Inc. (I)(L)	144,800	1,828,824
Distributors - 1.1%
Pool Corp. (L)	94,700	3,937,626
Diversified Consumer Services - 1.4%
Ascent Capital Group, Inc., Class A (I)	41,200	2,225,212
Matthews International Corp., Class A (L)	94,200	2,809,044

		5,034,256
Hotels, Restaurants & Leisure - 0.6%
Orient-Express Hotels, Ltd., Class A (I)(L)	232,100	2,065,690
Household Durables - 2.2%
CSS Industries, Inc.	75,200	1,545,360
Ethan Allen Interiors, Inc. (L)	44,900	984,208
M/I Homes, Inc. (I)	64,800	1,253,232
Meritage Homes Corp. (I)(L)	105,600	4,015,968
Stanley Furniture Company, Inc. (I)	89,800	437,326

		8,236,094
Leisure Equipment & Products - 0.3%
Brunswick Corp. (L)	53,600	1,212,968
Media - 0.5%
Saga Communications, Inc., Class A (I)	41,800	1,693,736

313

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail - 0.4%
Fred’s, Inc., Class A (L)	111,300	$1,583,799
Specialty Retail - 4.3%
Aaron’s, Inc.	287,700	8,000,937
Haverty Furniture Companies, Inc.	133,500	1,852,980
MarineMax, Inc. (I)(L)	120,000	994,800
Stein Mart, Inc. (I)	213,900	1,820,289
The Men’s Wearhouse, Inc. (L)	93,600	3,222,648

		15,891,654
Textiles, Apparel & Luxury Goods - 0.4%
Culp, Inc.	80,000	940,800
True Religion Apparel, Inc.	29,300	624,969

		1,565,769

		47,106,062
Consumer Staples - 0.6%
Food & Staples Retailing - 0.4%
Nash Finch Company	68,611	1,401,037
Tobacco - 0.2%
Alliance One International, Inc. (I)(L)	257,200	830,756

		2,231,793
Energy - 4.6%
Energy Equipment & Services - 1.7%
Atwood Oceanics, Inc. (I)	41,000	1,863,450
C&J Energy Services, Inc. (I)(L)	51,300	1,020,870
CARBO Ceramics, Inc. (L)	26,200	1,648,504
Hercules Offshore, Inc. (I)	139,900	682,712
TETRA Technologies, Inc. (I)	185,000	1,119,250

		6,334,786
Oil, Gas & Consumable Fuels - 2.9%
Cloud Peak Energy, Inc. (I)(L)	94,600	1,712,260
Northern Oil and Gas, Inc. (I)(L)	135,400	2,300,446
Oasis Petroleum, Inc. (I)(L)	111,600	3,288,852
Overseas Shipholding Group, Inc. (L)	64,900	428,340
PDC Energy, Inc. (I)	32,185	1,018,012
Swift Energy Company (I)	61,300	1,279,944
Teekay Tankers, Ltd., Class A (L)	201,900	755,106

		10,782,960

		17,117,746
Financials - 22.9%
Capital Markets - 3.6%
Ares Capital Corp.	268,500	4,602,090
Hercules Technology Growth Capital, Inc.	188,800	2,078,688
JMP Group, Inc.	84,400	463,356
KCAP Financial, Inc. (L)	156,300	1,447,338
Piper Jaffray Companies (I)(L)	32,800	834,760
Safeguard Scientifics, Inc. (I)	72,000	1,129,680
Stifel Financial Corp. (I)(L)	75,650	2,541,840

		13,097,752
Commercial Banks - 5.9%
Columbia Banking System, Inc. (L)	63,900	1,184,706
East West Bancorp, Inc.	118,600	2,504,832
Glacier Bancorp, Inc. (L)	170,600	2,657,948
Home BancShares, Inc.	110,400	3,763,536
Signature Bank (I)(L)	45,100	3,025,308
SVB Financial Group (I)	88,800	5,368,848
Wintrust Financial Corp. (L)	90,700	3,407,599

		21,912,777
Diversified Financial Services - 0.5%
Compass Diversified Holdings	129,600	1,915,488

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 5.3%
Alterra Capital Holdings, Ltd.	107,600	$2,575,944
Assured Guaranty, Ltd.	97,000	1,321,140
Employers Holdings, Inc.	58,400	1,070,472
Markel Corp. (I)	5,400	2,475,846
Meadowbrook Insurance Group, Inc.	77,000	592,130
National Interstate Corp. (L)	110,000	2,838,000
ProAssurance Corp.	95,000	8,591,800

		19,465,332
Real Estate Investment Trusts - 7.4%
Acadia Realty Trust (L)	68,200	1,692,724
CBL & Associates Properties, Inc.	255,100	5,443,834
Cedar Realty Trust, Inc.	198,000	1,045,440
First Potomac Realty Trust (L)	148,600	1,913,968
Hatteras Financial Corp.	59,400	1,674,486
Kilroy Realty Corp.	100,600	4,504,868
LaSalle Hotel Properties	122,500	3,269,525
Potlatch Corp. (L)	73,500	2,746,695
Redwood Trust, Inc.	140,200	2,027,292
Saul Centers, Inc.	30,600	1,358,640
Washington Real Estate Investment Trust	64,900	1,740,618

		27,418,090
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc. (L)	138,400	600,656

		84,410,095
Health Care - 4.1%
Biotechnology - 0.4%
Momenta Pharmaceuticals, Inc. (I)	90,100	1,312,757
Health Care Equipment & Supplies - 2.1%
Analogic Corp.	30,000	2,345,100
Quidel Corp. (I)(L)	92,000	1,741,560
West Pharmaceutical Services, Inc.	70,200	3,725,514

		7,812,174
Health Care Providers & Services - 1.6%
Landauer, Inc. (L)	29,500	1,761,740
National Healthcare Corp.	53,800	2,568,412
Triple-S Management Corp., Class B (I)(L)	79,300	1,657,370

		5,987,522

		15,112,453
Industrials - 24.9%
Aerospace & Defense - 0.3%
Kratos Defense & Security Solutions, Inc. (I)	183,000	1,068,720
Air Freight & Logistics - 0.6%
Hub Group, Inc., Class A (I)	67,100	1,991,528
Airlines - 1.2%
Alaska Air Group, Inc. (I)	126,800	4,445,608
Building Products - 1.7%
Gibraltar Industries, Inc. (I)	154,500	1,980,690
Quanex Building Products Corp.	94,000	1,770,960
Universal Forest Products, Inc. (L)	62,700	2,604,558

		6,356,208
Commercial Services & Supplies - 3.2%
G&K Services, Inc., Class A	79,000	2,473,490
McGrath RentCorp.	148,800	3,882,192
Mine Safety Appliances Company (L)	54,600	2,034,942
Waste Connections, Inc. (L)	115,000	3,478,750

		11,869,374
Construction & Engineering - 1.0%
Aegion Corp. (I)(L)	132,500	2,538,700

314

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Comfort Systems USA, Inc. (L)	115,400	$1,261,322

		3,800,022
Electrical Equipment - 1.4%
Belden, Inc.	86,800	3,201,184
Franklin Electric Company, Inc.	33,600	2,032,464

		5,233,648
Machinery - 5.9%
Astec Industries, Inc. (I)(L)	48,100	1,520,441
Cascade Corp.	37,100	2,030,854
CIRCOR International, Inc.	54,900	2,072,475
IDEX Corp.	87,600	3,659,052
Nordson Corp.	89,600	5,252,352
Proto Labs, Inc. (I)	22,900	774,478
Robbins & Myers, Inc.	47,700	2,842,920
Woodward, Inc.	99,000	3,364,020

		21,516,592
Marine - 1.6%
Kirby Corp. (I)(L)	107,400	5,937,072
Professional Services - 1.6%
FTI Consulting, Inc. (I)	34,800	928,464
Navigant Consulting Company (I)	153,500	1,696,175
On Assignment, Inc. (I)	127,600	2,541,792
The Dolan Company (I)(L)	135,100	726,838

		5,893,269
Road & Rail - 3.9%
Genesee & Wyoming, Inc., Class A (I)(L)	106,700	7,133,962
Landstar System, Inc.	153,900	7,276,392

		14,410,354
Trading Companies & Distributors - 2.5%
Beacon Roofing Supply, Inc. (I)(L)	234,800	6,691,800
Kaman Corp. (L)	66,800	2,395,448

		9,087,248

		91,609,643
Information Technology - 9.6%
Communications Equipment - 1.0%
Ixia (I)	183,900	2,955,273
Sonus Networks, Inc. (I)(L)	439,500	826,260

		3,781,533
Computers & Peripherals - 0.2%
Xyratex, Ltd.	87,000	800,400
Electronic Equipment, Instruments & Components - 3.7%
Cognex Corp.	32,700	1,130,766
Electro Rent Corp.	175,500	3,104,595
Electro Scientific Industries, Inc.	100,000	1,222,000
Littelfuse, Inc. (L)	61,800	3,494,172
Methode Electronics, Inc.	66,600	646,686
Newport Corp. (I)	107,300	1,186,738
SYNNEX Corp. (I)(L)	82,400	2,684,592

		13,469,549
IT Services - 0.3%
TNS, Inc. (I)	58,000	867,100
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Energy Industries, Inc. (I)(L)	142,200	1,751,904
ATMI, Inc. (I)	62,500	1,160,625
Brooks Automation, Inc. (L)	131,200	1,053,536
Cabot Microelectronics Corp. (L)	42,600	1,496,964
Cymer, Inc. (I)	57,000	2,910,420

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc. (I)(L)	169,000	$2,403,180

		10,776,629
Software - 1.5%
Accelrys, Inc. (I)	94,300	816,638
Progress Software Corp. (I)	148,200	3,169,998
Websense, Inc. (I)	106,000	1,658,900

		5,645,536

		35,340,747
Materials - 12.3%
Chemicals - 2.9%
American Vanguard Corp. (L)	111,000	3,862,800
Innospec, Inc. (I)	139,500	4,731,840
Minerals Technologies, Inc.	31,900	2,262,667

		10,857,307
Construction Materials - 0.3%
Texas Industries, Inc. (I)(L)	24,900	1,012,185
Containers & Packaging - 2.2%
Aptargroup, Inc.	102,300	5,289,933
Myers Industries, Inc.	168,600	2,633,532

		7,923,465
Metals & Mining - 4.7%
AMCOL International Corp. (L)	68,500	2,320,780
Carpenter Technology Corp.	72,200	3,777,504
Franco-Nevada Corp. (L)	69,100	4,073,182
North American Palladium, Ltd. (I)(L)	640,100	1,216,190
Royal Gold, Inc.	46,900	4,683,434
Schnitzer Steel Industries, Inc., Class A (L)	47,600	1,339,940

		17,411,030
Paper & Forest Products - 2.2%
Clearwater Paper Corp. (I)	77,000	3,180,870
Deltic Timber Corp. (L)	50,600	3,302,156
Wausau Paper Corp. (L)	165,200	1,529,752

		8,012,778

		45,216,765
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Premiere Global Services, Inc. (I)	192,000	1,795,200
Utilities - 4.4%
Electric Utilities - 2.4%
Cleco Corp.	100,300	4,210,594
El Paso Electric Company	90,600	3,103,050
PNM Resources, Inc.	73,000	1,535,190

		8,848,834
Gas Utilities - 0.8%
Southwest Gas Corp.	68,800	3,040,960
Multi-Utilities - 1.2%
Black Hills Corp.	46,800	1,664,676
NorthWestern Corp.	60,200	2,181,046
Vectren Corp.	21,300	609,180

		4,454,902

		16,344,696

TOTAL COMMON STOCKS (Cost $273,476,417)		$356,285,200

315

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 0.9%
Financials - 0.9%
Commercial Banks - 0.9%
East West Bancorp., Inc., Series A, 8.000%	2,250	3,322,282

TOTAL PREFERRED SECURITIES (Cost $2,221,687)		$3,322,282

INVESTMENT COMPANIES - 0.3%
Investment Companies - 0.3%
iShares Russell 2000 Value Index Fund (L)	15,300	1,131,282

TOTAL INVESTMENT COMPANIES (Cost $906,911)		$1,131,282

SECURITIES LENDING COLLATERAL - 16.3%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	6,001,794	60,069,555

TOTAL SECURITIES LENDING
COLLATERAL (Cost $60,066,238)		$60,069,555

SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
State Street Institutional U.S. Government
Money Market Fund, 0.0469% (Y)	566,082	566,082
T.Rowe Price Reserve Investment
Fund, 0.1066% (Y)	7,633,647	7,633,647

		8,199,729

TOTAL SHORT-TERM INVESTMENTS (Cost $8,199,729)		$8,199,729

Total Investments (Small Company Value Trust)
(Cost $344,870,982) - 116.4%		$429,008,048
Other assets and liabilities, net - (16.4%)		(60,344,268)

TOTAL NET ASSETS - 100.0%		$368,663,780

Smaller Company Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.4%
Consumer Discretionary - 14.9%
Auto Components - 0.3%
American Axle &
Manufacturing Holdings, Inc. (I)	2,460	$27,724
Dana Holding Corp.	5,110	62,853
Dorman Products, Inc. (I)	1,541	48,557
Drew Industries, Inc. (I)(L)	378	11,419
Fuel Systems Solutions, Inc. (I)(L)	801	13,769
Gentherm, Inc. (I)	1,576	19,605
Stoneridge, Inc. (I)	1,435	7,132
Tenneco, Inc. (I)	16,571	463,988
Tower International, Inc. (I)	137	1,056

		656,103
Automobiles - 1.1%
Harley-Davidson, Inc.	51,580	2,185,425
Tesla Motors, Inc. (I)(L)	2,801	82,013
Thor Industries, Inc.	2,392	86,877
Winnebago Industries, Inc. (I)	1,543	19,488

		2,373,803
Distributors - 0.3%
Pool Corp. (L)	15,879	660,249
Diversified Consumer Services - 2.0%
American Public Education, Inc. (I)(L)	20,149	734,028

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Ascent Capital Group, Inc., Class A (I)	645	$34,836
Bridgepoint Education, Inc. (I)(L)	965	9,795
Capella Education Company (I)	683	23,946
Coinstar, Inc. (I)(L)	14,867	668,718
Grand Canyon Education, Inc. (I)	32,263	759,148
ITT Educational Services, Inc. (I)(L)	964	31,070
K12, Inc. (I)	96,996	1,959,319
Matthews International Corp., Class A (L)	1,502	44,790
Sotheby’s (L)	3,607	113,621
Strayer Education, Inc. (L)	315	20,270
Universal Technical Institute, Inc.	602	8,247

		4,407,788
Hotels, Restaurants & Leisure - 1.9%
AFC Enterprises, Inc. (I)	1,298	31,931
Ameristar Casinos, Inc.	876	15,593
Bally Technologies, Inc. (I)(L)	2,295	113,350
Biglari Holdings, Inc. (I)	25	9,127
BJ’s Restaurants, Inc. (I)(L)	1,341	60,814
Boyd Gaming Corp. (I)(L)	1,501	10,597
Bravo Brio Restaurant Group, Inc. (I)	1,000	14,550
Buffalo Wild Wings, Inc. (I)	989	84,797
Caribou Coffee Company, Inc. (I)(L)	25,282	347,122
CEC Entertainment, Inc. (L)	975	29,367
Choice Hotels International, Inc. (L)	540	17,275
Cracker Barrel Old Country Store, Inc.	12,010	805,991
Denny’s Corp. (I)	5,126	24,861
DineEquity, Inc. (I)	829	46,424
Domino’s Pizza, Inc.	2,929	110,423
Interval Leisure Group, Inc.	2,108	39,904
Isle of Capri Casinos, Inc. (I)	579	4,024
Krispy Kreme Doughnuts, Inc. (I)	2,836	22,489
Life Time Fitness, Inc. (I)(L)	2,169	99,210
Papa John’s International, Inc. (I)	1,015	54,211
Peet’s Coffee & Tea, Inc. (I)	706	51,778
Penn National Gaming, Inc. (I)	3,464	149,298
Pinnacle Entertainment, Inc. (I)	3,331	40,805
Red Robin Gourmet Burgers, Inc. (I)(L)	7,219	235,051
Ryman Hospitality Properties (I)	1,998	78,981
Scientific Games Corp., Class A (I)	2,954	24,430
SHFL Entertainment, Inc. (I)	23,223	367,156
Six Flags Entertainment Corp.	1,081	63,563
Sonic Corp. (I)	2,907	29,855
Texas Roadhouse, Inc.	3,353	57,336
The Cheesecake Factory, Inc. (L)	21,492	768,339
Vail Resorts, Inc. (L)	1,918	110,573
WMS Industries, Inc. (I)(L)	14,634	239,705

		4,158,930
Household Durables - 0.4%
Beazer Homes USA, Inc. (I)(L)	3,217	11,420
Blyth, Inc.	548	14,243
Furniture Brands International, Inc. (I)(L)	927	1,344
Hovnanian Enterprises, Inc., Class A (I)(L)	5,342	18,483
iRobot Corp. (I)	1,390	31,636
Libbey, Inc. (I)	1,037	16,364
M/I Homes, Inc. (I)	563	10,888
MDC Holdings, Inc.	15,820	609,228
Meritage Homes Corp. (I)	887	33,733
NACCO Industries, Inc., Class A	95	11,914
Sealy Corp. (I)(L)	2,155	4,698
Skullcandy, Inc. (I)(L)	803	11,041
Zagg, Inc. (I)(L)	1,034	8,820

		783,812

316

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail - 0.8%
Blue Nile, Inc. (I)(L)	737	$27,335
HomeAway, Inc. (I)	1,751	41,061
HSN, Inc.	14,848	728,294
Liberty Ventures, Series A (I)	509	25,267
Orbitz Worldwide, Inc. (I)	1,125	2,869
Overstock.com, Inc. (I)(L)	851	8,816
Shutterfly, Inc. (I)(L)	27,291	849,296
Vitacost.com, Inc. (I)(L)	1,265	8,577

		1,691,515
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. (I)	14,105	584,793
Brunswick Corp.	4,756	107,628
LeapFrog Enterprises, Inc. (I)	2,817	25,409
Smith & Wesson Holding Corp. (I)	3,456	38,051
Steinway Musical Instruments, Inc. (I)	142	3,459
Sturm Ruger & Company, Inc. (L)	1,020	50,480

		809,820
Media - 1.1%
AMC Networks, Inc., Class A (I)	2,788	121,334
Arbitron, Inc. (L)	1,409	53,401
Clear Channel Outdoor
Holdings, Inc., Class A (I)	2,085	12,468
Cumulus Media, Inc., Class A (I)	3,015	8,261
IMAX Corp. (I)	93,800	1,867,558
Lions Gate Entertainment Corp. (I)	3,841	58,652
Live Nation Entertainment, Inc. (I)	3,799	32,709
Martha Stewart Living
Omnimedia, Inc., Class A	762	2,339
Morningstar, Inc.	1,316	82,434
Pandora Media, Inc. (I)	3,105	34,000
ReachLocal, Inc. (I)	444	5,568
The Madison Square Garden, Inc., Class A (I)	3,136	126,287
Valassis Communications, Inc. (I)	797	19,678

		2,424,689
Multiline Retail - 0.1%
Big Lots, Inc. (I)(L)	3,525	104,270
Dillard’s, Inc., Class A (L)	1,552	112,241
Gordmans Stores, Inc. (I)	473	8,727
Saks, Inc. (I)(L)	2,077	21,414

		246,652
Specialty Retail - 4.5%
Aaron’s, Inc.	3,847	106,985
Aeropostale, Inc. (I)	4,328	58,558
Americas Car-Mart, Inc. (I)	450	20,462
ANN, Inc. (I)	2,598	98,023
Asbury Automotive Group, Inc. (I)	982	27,447
Ascena Retail Group, Inc. (I)	38,058	816,344
Barnes & Noble, Inc. (I)(L)	1,038	13,266
bebe stores, Inc.	1,997	9,586
Body Central Corp. (I)	812	8,485
Casual Male Retail Group, Inc. (I)	83,870	388,318
Chico’s FAS, Inc.	36,698	664,601
Citi Trends, Inc. (I)	808	10,144
Coldwater Creek, Inc. (I)	2,098	1,741
Collective Brands, Inc. (I)	1,135	24,641
Conn’s, Inc. (I)	1,204	26,548
DSW, Inc., Class A	1,745	116,426
Express, Inc. (I)	4,048	59,991
Francesca’s Holdings Corp. (I)	23,419	719,666
Genesco, Inc. (I)	9,423	628,797
GNC Holdings, Inc., Class A	4,751	185,146
Haverty Furniture Companies, Inc.	1,001	13,894

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Hibbett Sports, Inc. (I)(L)	1,398	$83,111
Hot Topic, Inc. (L)	1,377	11,980
Jos A. Bank Clothiers, Inc. (I)(L)	1,482	71,847
Kirkland’s, Inc. (I)	837	8,311
Lithia Motors, Inc., Class A	595	19,819
Lumber Liquidators Holdings, Inc. (I)(L)	1,246	63,147
Mattress Firm Holding Corp. (I)(L)	719	20,240
Monro Muffler Brake, Inc. (L)	14,073	495,229
New York & Company, Inc. (I)	1,321	4,954
Office Depot, Inc. (I)	15,119	38,705
Penske Automotive Group, Inc.	841	25,306
Pier 1 Imports, Inc.	42,629	798,867
Rent-A-Center, Inc. (L)	18,363	644,174
rue21, Inc. (I)	52,580	1,637,867
Select Comfort Corp. (I)	2,869	90,517
Teavana Holdings, Inc. (I)	511	6,663
The Buckle, Inc. (L)	16,581	753,275
The Children’s Place Retail Stores, Inc. (I)	646	38,760
The Finish Line, Inc., Class A	17,820	405,227
The Pep Boys - Manny, Moe & Jack (I)(L)	1,396	14,211
The Wet Seal, Inc., Class A (I)(L)	4,589	14,455
Vitamin Shoppe, Inc. (I)(L)	10,546	615,043
Zumiez, Inc. (I)(L)	1,251	34,690

		9,895,467
Textiles, Apparel & Luxury Goods - 2.0%
Carter’s, Inc. (I)	2,668	143,645
Crocs, Inc. (I)	4,788	77,613
Fifth & Pacific Companies, Inc. (I)	5,789	73,983
G-III Apparel Group, Ltd. (I)(L)	587	21,073
Hanesbrands, Inc. (I)	3,376	107,627
K-Swiss, Inc., Class A (I)	524	1,797
Maidenform Brands, Inc. (I)	1,255	25,702
Oxford Industries, Inc.	374	21,112
Peace Mark Holdings, Ltd. (I)	464,000	0
Steven Madden, Ltd. (I)	53,346	2,332,287
The Warnaco Group, Inc. (I)	2,185	113,402
True Religion Apparel, Inc.	1,305	27,836
Vera Bradley, Inc. (I)(L)	62,069	1,480,346

		4,426,423

		32,535,251
Consumer Staples - 2.0%
Beverages - 0.1%
Coca-Cola Bottling Company Consolidated	171	11,645
National Beverage Corp. (I)	630	9,551
The Boston Beer
Company, Inc., Class A (I)(L)	468	52,402

		73,598
Food & Staples Retailing - 0.4%
Casey’s General Stores, Inc.	2,028	115,880
Harris Teeter Supermarkets, Inc.	10,360	402,382
Pricesmart, Inc. (L)	1,045	79,127
Rite Aid Corp. (I)	35,906	42,010
Susser Holdings Corp. (I)(L)	307	11,104
The Chefs’ Warehouse, Inc. (I)	610	9,992
The Fresh Market, Inc. (I)	2,048	122,839
United Natural Foods, Inc. (I)	2,601	152,028

		935,362
Food Products - 0.6%
Calavo Growers, Inc.	623	15,575
Darling International, Inc. (I)	43,213	790,366
Dean Foods Company (I)	9,824	160,622

317

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
J&J Snack Foods Corp.	804	$46,093
Sanderson Farms, Inc.	1,040	46,145
Smart Balance, Inc. (I)(L)	3,141	37,943
The Hain Celestial Group, Inc. (I)	2,025	127,575
TreeHouse Foods, Inc. (I)	1,914	100,485

		1,324,804
Household Products - 0.4%
Spectrum Brands Holdings, Inc.	21,343	853,933
Personal Products - 0.5%
Elizabeth Arden, Inc. (I)	1,408	66,514
Inter Parfums, Inc. (L)	27,790	508,557
Medifast, Inc. (I)	704	18,410
Nature’s Sunshine Products, Inc.	651	10,637
Nu Skin Enterprises, Inc., Class A (L)	12,145	471,590
Prestige Brands Holdings, Inc. (I)	1,340	22,726
Revlon, Inc., Class A (I)	655	10,113
Schiff Nutrition International, Inc. (I)	580	14,030
USANA Health Sciences, Inc. (I)(L)	397	18,449

		1,141,026
Tobacco - 0.0%
Star Scientific, Inc. (I)	6,213	21,497

		4,350,220
Energy - 9.3%
Energy Equipment & Services - 2.7%
Atwood Oceanics, Inc. (I)	3,132	142,349
Basic Energy Services, Inc. (I)(L)	33,003	370,294
C&J Energy Services, Inc. (I)(L)	1,107	22,029
CARBO Ceramics, Inc. (L)	1,106	69,590
Dril-Quip, Inc. (I)	1,819	130,750
Geospace Technologies Corp. (I)	5,840	714,874
Gulfmark Offshore, Inc., Class A (I)	14,436	476,965
Heckmann Corp. (I)(L)	7,541	31,672
Helix Energy Solutions Group, Inc. (I)	22,427	409,741
Hornbeck Offshore Services, Inc. (I)(L)	1,786	65,457
ION Geophysical Corp. (I)	3,337	23,159
Lufkin Industries, Inc. (L)	1,789	96,284
Matrix Service Company (I)	1,366	14,439
McDermott International, Inc. (I)	240,780	2,942,332
Oil States International, Inc. (I)	2,750	218,515
RigNet, Inc. (I)	372	6,882
RPC, Inc. (L)	2,279	27,097
Tesco Corp. (I)	1,751	18,701
Tidewater, Inc.	1,772	85,995

		5,867,125
Oil, Gas & Consumable Fuels - 6.6%
Abraxas Petroleum Corp. (I)	4,374	10,060
Amyris, Inc. (I)(L)	1,650	5,676
Apco Oil and Gas International, Inc. (I)	488	7,852
Approach Resources, Inc. (I)	1,428	43,026
Berry Petroleum Company, Class A (L)	2,509	101,941
Bill Barrett Corp. (I)(L)	1,281	31,730
BPZ Resources, Inc. (I)	4,924	14,083
Carrizo Oil & Gas, Inc. (I)(L)	111,273	2,782,938
Cheniere Energy, Inc. (I)(L)	9,704	150,897
Clayton Williams Energy, Inc. (I)(L)	324	16,812
Clean Energy Fuels Corp. (I)(L)	3,677	48,426
Cloud Peak Energy, Inc. (I)(L)	1,138	20,598
Contango Oil & Gas Company (I)	695	34,152
Crosstex Energy, Inc. (L)	666	9,344
CVR Energy, Inc. (I)	601	22,087
Enbridge Energy Management LLC (I)(L)	902	28,557

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Energy XXI Bermuda, Ltd.	19,019	$664,714
FX Energy, Inc. (I)	2,682	20,008
Gastar Exploration, Ltd. (I)	2,022	3,357
Gevo, Inc. (I)(L)	1,179	2,511
Goodrich Petroleum Corp. (I)(L)	1,453	18,366
Gran Tierra Energy, Inc. (I)	14,959	77,338
Gulfport Energy Corp. (I)	2,519	78,744
Halcon Resources Corp. (I)(L)	5,669	41,554
Hyperdynamics Corp. (I)(L)	5,792	4,228
InterOil Corp. (I)	40,480	3,127,485
James River Coal Company (I)(L)	1,715	4,939
KiOR, Inc., Class A (I)(L)	911	8,472
Kodiak Oil & Gas Corp. (I)	309,454	2,896,489
Magnum Hunter Resources Corp. (I)(L)	8,420	37,385
McMoRan Exploration Company (I)(L)	3,635	42,711
Northern Oil and Gas, Inc. (I)(L)	3,214	54,606
Oasis Petroleum, Inc. (I)	3,966	116,878
PDC Energy, Inc. (I)	1,607	50,829
Rentech, Inc. (I)	12,173	29,946
Resolute Energy Corp. (I)	2,638	23,399
Rex Energy Corp. (I)(L)	246,123	3,285,742
Rosetta Resources, Inc. (I)	2,817	134,934
Sanchez Energy Corp. (I)	646	13,198
SemGroup Corp., Class A (I)	2,003	73,811
Solazyme, Inc. (I)	1,608	18,460
Targa Resources Corp.	554	27,888
Transatlantic Petroleum, Ltd. (I)(L)	5,871	6,165
Triangle Petroleum Corp. (I)(L)	1,156	8,277
Uranium Energy Corp. (I)	3,980	10,388
Venoco, Inc. (I)(L)	1,637	19,448
World Fuel Services Corp.	1,914	68,158
ZaZa Energy Corp. (I)(L)	880	2,614

		14,301,221

		20,168,346
Financials - 8.8%
Capital Markets - 1.4%
Duff & Phelps Corp., Class A	1,955	26,608
Epoch Holding Corp.	879	20,305
Evercore Partners, Inc., Class A	695	18,765
Financial Engines, Inc. (I)(L)	2,097	49,972
GAMCO Investors, Inc., Class A	116	5,771
HFF, Inc., Class A (I)	1,771	26,388
ICG Group, Inc. (I)	1,990	20,218
INTL. FCStone, Inc. (I)(L)	760	14,486
KBW, Inc. (L)	1,758	28,954
Ladenburg Thalmann
Financial Services, Inc. (I)	6,031	7,961
Raymond James Financial, Inc.	53,050	1,944,283
Safeguard Scientifics, Inc. (I)	1,100	17,259
Virtus Investment Partners, Inc. (I)	332	28,552
Walter Investment Management Corp. (I)	18,465	683,390
WisdomTree Investments, Inc. (I)	3,284	22,003

		2,914,915
Commercial Banks - 1.1%
Boston Private Financial Holdings, Inc. (L)	42,990	412,274
CapitalSource, Inc.	7,628	57,820
Cardinal Financial Corp.	965	13,800
First Connecticut Bancorp, Inc.	620	8,376
Investors Bancorp, Inc.	2,383	43,466
Pinnacle Financial Partners, Inc. (I)(L)	24,690	477,011
Signature Bank (I)	2,458	164,883
SVB Financial Group (I)	824	49,819
Texas Capital Bancshares, Inc. (I)(L)	10,386	516,288

318

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Umpqua Holdings Corp. (L)	46,792	$603,149
Webster Financial Corp.	2,584	61,241

		2,408,127
Consumer Finance - 1.0%
Credit Acceptance Corp. (I)	653	55,838
DFC Global Corp. (I)(L)	34,470	591,161
Ezcorp, Inc., Class A (I)	1,578	36,184
First Cash Financial Services, Inc. (I)	17,753	816,816
Green Dot Corp., Class A (I)	1,232	15,067
Netspend Holdings, Inc. (I)	1,829	17,979
The First Marblehead Corp. (I)(L)	3,646	3,828
World Acceptance Corp. (I)(L)	8,723	588,366

		2,125,239
Diversified Financial Services - 1.6%
MarketAxess Holdings, Inc.	1,943	61,399
Moody’s Corp.	78,470	3,466,020
NewStar Financial, Inc. (I)	462	5,539

		3,532,958
Insurance - 2.5%
Citizens, Inc. (I)(L)	2,087	21,893
eHealth, Inc. (I)	985	18,488
Endurance Specialty Holdings, Ltd.	19,240	740,740
Greenlight Capital Re, Ltd., Class A (I)	1,052	26,037
HCC Insurance Holdings, Inc.	62,920	2,132,359
Hilltop Holdings, Inc. (I)	802	10,193
Horace Mann Educators Corp.	34,860	631,315
Infinity Property & Casualty Corp.	7,546	455,703
Platinum Underwriters Holdings, Ltd. (L)	16,920	691,520
ProAssurance Corp.	8,473	766,298

		5,494,546
Real Estate Investment Trusts - 1.0%
Alexander’s, Inc.	109	46,596
American Assets Trust, Inc.	1,779	47,659
Apartment Investment & Management
Company, Class A	2,685	69,783
Campus Crest Communities, Inc.	46,890	506,412
Coresite Realty Corp.	1,120	30,173
Cousins Properties, Inc.	1,752	13,911
DuPont Fabros Technology, Inc.	3,367	85,017
Education Realty Trust, Inc.	64,991	708,402
Equity Lifestyle Properties, Inc.	1,357	92,439
Extra Space Storage, Inc.	5,253	174,662
FelCor Lodging Trust, Inc. (I)	4,089	19,382
First Industrial Realty Trust, Inc. (I)	1,741	22,877
Hudson Pacific Properties, Inc.	1,184	21,904
iStar Financial, Inc. (I)(L)	1,363	11,286
Pebblebrook Hotel Trust	3,021	70,661
Post Properties, Inc.	1,440	69,062
PS Business Parks, Inc.	1,032	68,958
Strategic Hotels & Resorts, Inc. (I)	3,020	18,150
Tanger Factory Outlet Centers	3,205	103,618

		2,180,952
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (I)	870	75,038
Forest City Enterprises, Inc., Class A (I)(L)	6,393	101,329
Tejon Ranch Company (I)	854	25,654
The St. Joe Company (I)(L)	2,396	46,722
Zillow, Inc., Class A (I)(L)	645	27,206

		275,949
Thrifts & Mortgage Finance - 0.1%
Beneficial Mutual Bancorp, Inc. (I)	1,923	18,384

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Doral Financial Corp. (I)	2,399	$2,257
MGIC Investment Corp. (I)	5,275	8,071
Ocwen Financial Corp. (I)	5,744	157,443
TFS Financial Corp. (I)	4,933	44,742

		230,897

		19,163,583
Health Care - 17.0%
Biotechnology - 4.0%
Achillion Pharmaceuticals, Inc. (I)	2,449	25,494
Acorda Therapeutics, Inc. (I)	2,136	54,703
Aegerion Pharmaceuticals, Inc. (I)	923	13,679
Affymax, Inc. (I)	1,828	38,498
Alkermes PLC (I)	4,284	88,893
Allos Therapeutics, Inc. (I)	4,481	0
Alnylam Pharmaceuticals, Inc. (I)	1,619	30,421
AMAG Pharmaceuticals, Inc. (I)	790	14,015
Arena Pharmaceuticals, Inc. (I)(L)	10,411	86,620
Ariad Pharmaceuticals, Inc. (I)(L)	8,826	213,810
Arqule, Inc. (I)	3,155	16,122
Array BioPharma, Inc. (I)	79,710	467,101
Astex Pharmaceuticals (I)	87,747	269,383
AVEO Pharmaceuticals, Inc. (I)(L)	1,723	17,936
BioMimetic Therapeutics, Inc. (I)	618	2,540
Biotime, Inc. (I)(L)	1,476	6,199
Cell Therapeutics, Inc. (I)(L)	2,179	5,295
Cepheid, Inc. (I)(L)	3,493	120,543
Clovis Oncology, Inc. (I)	624	12,761
Codexis, Inc. (I)	1,201	3,639
Cubist Pharmaceuticals, Inc. (I)	18,513	882,700
Curis, Inc. (I)	4,201	17,392
Dendreon Corp. (I)(L)	5,333	25,758
Dyax Corp. (I)	5,335	13,871
Dynavax Technologies Corp. (I)	132,804	632,147
Emergent Biosolutions, Inc. (I)	1,345	19,112
Exact Sciences Corp. (I)	3,350	36,884
Exelixis, Inc. (I)(L)	9,524	45,906
Genomic Health, Inc. (I)(L)	881	30,562
Geron Corp. (I)(L)	3,455	5,874
Halozyme Therapeutics, Inc. (I)	5,092	38,496
Idenix Pharmaceuticals, Inc. (I)	3,389	15,488
Immunogen, Inc. (I)	2,890	42,194
Immunomedics, Inc. (I)	3,772	13,240
Incyte Corp. (I)(L)	6,139	110,809
InterMune, Inc. (I)	2,257	20,245
Ironwood Pharmaceuticals, Inc. (I)(L)	4,017	51,337
Isis Pharmaceuticals, Inc. (I)	3,295	46,361
Lexicon Pharmaceuticals, Inc. (I)	7,469	17,328
Ligand Pharmaceuticals, Inc., Class B (I)	940	16,121
MannKind Corp. (I)(L)	6,220	17,914
Medivation, Inc. (I)(L)	3,684	207,630
Metabolix, Inc. (I)	1,145	1,912
Momenta Pharmaceuticals, Inc. (I)	2,334	34,006
Myriad Genetics, Inc. (I)	34,080	919,819
Neurocrine Biosciences, Inc. (I)	3,538	28,233
Novavax, Inc. (I)(L)	5,998	12,956
NPS Pharmaceuticals, Inc. (I)	4,592	42,476
Onyx Pharmaceuticals, Inc. (I)	7,040	594,880
Opko Health, Inc. (I)(L)	7,864	32,872
Orexigen Therapeutics, Inc. (I)	2,875	16,416
Osiris Therapeutics, Inc. (I)(L)	893	9,868
Pharmacyclics, Inc. (I)	2,942	189,759
Progenics Pharmaceuticals, Inc. (I)	1,755	5,037
PROLOR Biotech, Inc. (I)	2,450	11,883

319

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Protalix BioTherapeutics, Inc. (I)	3,398	$17,602
Raptor Pharmaceutical Corp. (I)(L)	2,641	14,684
Rigel Pharmaceuticals, Inc. (I)	3,806	39,012
Sangamo Biosciences, Inc. (I)	2,636	16,027
Savient Pharmaceuticals, Inc. (I)(L)	3,778	9,407
Seattle Genetics, Inc. (I)(L)	26,004	700,808
SIGA Technologies, Inc. (I)	2,057	6,582
Spectrum Pharmaceuticals, Inc. (I)(L)	3,171	37,101
Synageva BioPharma Corp. (I)	635	33,928
Targacept, Inc. (I)(L)	1,499	7,330
Theravance, Inc. (I)(L)	3,687	95,530
Threshold Pharmaceuticals, Inc. (I)	2,155	15,602
Trius Therapeutics, Inc. (I)	1,217	7,095
United Therapeutics Corp. (I)	33,563	1,875,500
ZIOPHARM Oncology, Inc. (I)(L)	3,606	19,653

		8,590,999
Health Care Equipment & Supplies - 4.4%
Abaxis, Inc. (I)(L)	1,155	41,488
ABIOMED, Inc. (I)(L)	1,887	39,608
Accuray, Inc. (I)	3,608	25,545
Align Technology, Inc. (I)	3,423	126,548
Antares Pharma, Inc. (I)(L)	5,000	21,800
ArthroCare Corp. (I)	1,473	47,725
Atrion Corp.	86	19,049
Cantel Medical Corp.	1,222	33,092
Conceptus, Inc. (I)	1,588	32,252
CONMED Corp.	37,500	1,068,750
Cyberonics, Inc. (I)	1,466	76,848
DexCom, Inc. (I)	3,650	54,860
Endologix, Inc. (I)	2,758	38,116
Greatbatch, Inc. (I)	637	15,498
Haemonetics Corp. (I)	6,543	524,749
HeartWare International, Inc. (I)	602	56,883
Hill-Rom Holdings, Inc.	1,155	33,564
ICU Medical, Inc. (I)(L)	678	41,005
Insulet Corp. (I)(L)	2,544	54,900
Integra LifeSciences Holdings Corp. (I)	1,078	44,306
MAKO Surgical Corp. (I)(L)	61,490	1,070,541
Masimo Corp. (I)(L)	33,819	817,743
Merit Medical Systems, Inc. (I)	2,129	31,786
Natus Medical, Inc. (I)	564	7,371
Navidea Biopharmaceuticals, Inc. (I)(L)	4,631	12,735
Neogen Corp. (I)	1,192	50,898
NuVasive, Inc. (I)(L)	2,299	52,670
NxStage Medical, Inc. (I)	2,693	35,575
OraSure Technologies, Inc. (I)	2,891	32,148
Orthofix International NV (I)	18,998	850,161
Palomar Medical Technologies, Inc. (I)	340	3,210
Quidel Corp. (I)(L)	1,587	30,042
RTI Biologics, Inc. (I)	2,850	11,885
Sirona Dental Systems, Inc. (I)	2,960	168,602
Staar Surgical Company (I)	1,965	14,855
SurModics, Inc. (I)	579	11,707
The Cooper Companies, Inc.	33,333	3,148,635
Thoratec Corp. (I)	15,215	526,439
Tornier BV (I)	747	14,156
Unilife Corp. (I)(L)	4,023	12,552
Volcano Corp. (I)	2,837	81,053
West Pharmaceutical Services, Inc.	1,803	95,685
Wright Medical Group, Inc. (I)(L)	1,225	27,085
Young Innovations, Inc.	319	12,473

		9,516,593

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services - 2.9%
Acadia Healthcare Company, Inc. (I)	1,186	$28,286
Accretive Health, Inc. (I)	2,116	23,615
Air Methods Corp. (I)(L)	615	73,413
AMERIGROUP Corp. (I)	2,582	236,072
AMN Healthcare Services, Inc. (I)	723	7,273
Bio-Reference Labs, Inc. (I)	24,292	694,265
BioScrip, Inc. (I)	2,335	21,272
Brookdale Senior Living, Inc. (I)	5,162	119,862
Catamaran Corp. (I)	13,467	1,319,362
Centene Corp. (I)	2,740	102,503
Chemed Corp. (L)	11,264	780,483
Corvel Corp. (I)	363	16,244
Emeritus Corp. (I)	1,439	30,133
ExamWorks Group, Inc. (I)	1,634	24,379
Gentiva Health Services, Inc. (I)	518	5,864
HealthSouth Corp. (I)	33,920	816,115
HMS Holdings Corp. (I)(L)	23,997	802,220
IPC The Hospitalist Company, Inc. (I)	883	40,353
Kindred Healthcare, Inc. (I)	1	11
Landauer, Inc. (L)	179	10,690
LHC Group, Inc. (I)	436	8,053
MEDNAX, Inc. (I)	2,616	194,761
Metropolitan Health Networks, Inc. (I)	47,944	447,797
Molina Healthcare, Inc. (I)	554	13,933
MWI Veterinary Supply, Inc. (I)(L)	644	68,702
PSS World Medical, Inc. (I)	2,684	61,142
Sunrise Senior Living, Inc. (I)	3,099	44,223
Team Health Holdings, Inc. (I)	2,112	57,299
Tenet Healthcare Corp. (I)	22,030	138,128
VCA Antech, Inc. (I)	4,425	87,305
WellCare Health Plans, Inc. (I)	2,294	129,726

		6,403,484
Health Care Technology - 0.9%
athenahealth, Inc. (I)(L)	1,909	175,189
Computer Programs & Systems, Inc. (L)	561	31,164
Epocrates, Inc. (I)	964	11,231
HealthStream, Inc. (I)(L)	15,635	444,972
MedAssets, Inc. (I)	54,551	971,008
Medidata Solutions, Inc. (I)	1,277	52,996
Merge Healthcare, Inc. (I)(L)	3,165	12,122
Omnicell, Inc. (I)(L)	21,521	299,142
Quality Systems, Inc. (L)	2,210	40,996

		2,038,820
Life Sciences Tools & Services - 1.7%
Affymetrix, Inc. (I)	1,693	7,331
Bruker Corp. (I)	4,862	63,644
Charles River
Laboratories International, Inc. (I)	20,536	813,226
Complete Genomics, Inc. (I)	751	2,336
Fluidigm Corp. (I)(L)	1,094	18,598
ICON PLC, ADR (I)	34,058	829,993
Illumina, Inc. (I)	35,630	1,717,366
Luminex Corp. (I)(L)	2,000	38,880
Pacific Biosciences of California, Inc. (I)	2,191	4,010
PAREXEL International Corp. (I)	3,189	98,094
Sequenom, Inc. (I)(L)	6,102	21,540
Techne Corp.	1,863	134,024

		3,749,042
Pharmaceuticals - 3.1%
Akorn, Inc. (I)(L)	3,545	46,865
Alimera Sciences, Inc. (I)	611	1,576
Ampio Pharmaceuticals, Inc. (I)(L)	1,590	6,201
Auxilium Pharmaceuticals, Inc. (I)	2,576	63,009

320

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
AVANIR Pharmaceuticals, Inc., Class A (I)	4,279	$13,693
Cadence Pharmaceuticals, Inc. (I)	3,141	12,313
Corcept Therapeutics, Inc. (I)	2,290	6,389
Depomed, Inc. (I)(L)	66,287	391,756
Endocyte, Inc. (I)	1,433	14,287
Forest Laboratories, Inc. (I)	767	445
Hi-Tech Pharmacal Company, Inc. (I)	554	18,343
Impax Laboratories, Inc. (I)	36,139	938,168
Jazz Pharmaceuticals PLC (I)	14,823	845,059
MAP Pharmaceuticals, Inc. (I)	1,477	22,997
Nektar Therapeutics (I)	3,969	42,389
Obagi Medical Products, Inc. (I)	1,010	12,534
Optimer Pharmaceuticals, Inc. (I)(L)	2,384	33,662
Pain Therapeutics, Inc. (I)	910	4,596
Par Pharmaceutical Companies, Inc. (I)	17,420	870,652
Pozen, Inc. (I)(L)	1,440	9,547
Questcor Pharmaceuticals, Inc. (L)	24,106	445,961
Sagent Pharmaceuticals, Inc. (I)(L)	532	8,485
Salix Pharmaceuticals, Ltd. (I)	8,272	350,236
Sciclone Pharmaceuticals, Inc. (I)(L)	2,379	13,203
The Medicines Company (I)	2,936	75,778
ViroPharma, Inc. (I)(L)	2,414	72,951
Vivus, Inc. (I)(L)	5,309	94,606
Watson Pharmaceuticals, Inc. (I)	26,680	2,272,069
XenoPort, Inc. (I)	1,094	12,537

		6,700,307

		36,999,245
Industrials - 17.5%
Aerospace & Defense - 2.6%
Aerovironment, Inc. (I)	943	22,132
American Science & Engineering, Inc.	476	31,230
Astronics Corp. (I)	459	14,137
B/E Aerospace, Inc. (I)	64,630	2,720,923
Cubic Corp. (L)	855	42,801
DigitalGlobe, Inc. (I)(L)	37,205	758,610
GenCorp, Inc. (I)(L)	2,546	24,162
HEICO Corp.	795	30,759
HEICO Corp., Class A	1,587	48,419
Hexcel Corp. (I)(L)	32,202	773,492
Moog, Inc., Class A (I)	2,087	79,035
National Presto Industries, Inc. (L)	256	18,657
Orbital Sciences Corp. (I)	3,142	45,748
Taser International, Inc. (I)	2,994	18,054
Teledyne Technologies, Inc. (I)	1,208	76,575
The KEYW Holding Corp. (I)	801	10,013
Triumph Group, Inc.	16,863	1,054,443

		5,769,190
Air Freight & Logistics - 1.8%
Echo Global Logistics, Inc. (I)	730	12,520
Forward Air Corp.	1,549	47,105
Hub Group, Inc., Class A (I)	71,177	2,112,533
Pacer International, Inc. (I)	653	2,599
UTi Worldwide, Inc.	131,766	1,774,888
XPO Logistics, Inc. (I)(L)	882	10,796

		3,960,441
Airlines - 0.6%
Allegiant Travel Company (I)	10,897	690,434
Spirit Airlines, Inc. (I)	39,777	679,391

		1,369,825
Building Products - 0.6%
AAON, Inc.	638	12,562

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products (continued)
American Woodmark Corp. (I)	188	$3,754
AO Smith Corp.	14,675	844,400
Armstrong World Industries, Inc. (L)	1,252	58,055
Fortune Brands Home & Security, Inc. (I)	7,649	206,599
Simpson Manufacturing Company, Inc.	721	20,635
Trex Company, Inc. (I)	707	24,123
USG Corp. (I)(L)	1,973	43,307

		1,213,435
Commercial Services & Supplies - 2.7%
ACCO Brands Corp. (I)	3,911	25,382
American Reprographics Company (I)	737	3,147
Clean Harbors, Inc. (I)	2,554	124,763
Corrections Corp. of America	24,033	803,904
Covanta Holding Corp.	41,480	711,797
Encore Capital Group, Inc. (I)	19,532	551,974
EnergySolutions, Inc. (I)	1,494	4,079
EnerNOC, Inc. (I)	1,198	15,550
Healthcare Services Group, Inc. (L)	3,397	77,689
Herman Miller, Inc.	3,106	60,381
InnerWorkings, Inc. (I)(L)	51,989	676,897
Interface, Inc. (L)	1,669	22,047
KAR Auction Services, Inc. (I)	2,178	42,994
Knoll, Inc.	2,554	35,628
Mobile Mini, Inc. (I)	2,070	34,590
Portfolio Recovery Associates, Inc. (I)(L)	911	95,136
Quad/Graphics, Inc. (L)	26,100	442,656
Rollins, Inc.	32,977	771,332
Standard Parking Corp. (I)	829	18,594
Sykes Enterprises, Inc. (I)	2,082	27,982
Team, Inc. (I)	1,008	32,105
Tetra Tech, Inc. (I)	25,777	676,904
UniFirst Corp.	7,882	526,439

		5,781,970
Construction & Engineering - 2.1%
Aegion Corp. (I)	1,361	26,077
Dycom Industries, Inc. (I)	631	9,074
Furmanite Corp. (I)	1,988	11,292
MasTec, Inc. (I)	117,034	2,305,570
MYR Group, Inc. (I)	1,088	21,706
Orion Marine Group, Inc. (I)	725	5,387
Quanta Services, Inc. (I)	78,810	1,946,607
The Shaw Group, Inc. (I)	3,510	153,106

		4,478,819
Electrical Equipment - 1.7%
Acuity Brands, Inc. (L)	1,127	71,328
American Superconductor Corp. (I)	2,192	9,097
AZZ, Inc.	465	17,661
Belden, Inc.	89,220	3,290,434
Capstone Turbine Corp. (I)(L)	15,777	15,777
Ener1, Inc. (I)	28	0
Franklin Electric Company, Inc.	1,062	64,240
Global Power Equipment Group, Inc.	913	16,881
II-VI, Inc. (I)(L)	2,854	54,283
Polypore International, Inc. (I)(L)	2,478	87,597
Powell Industries, Inc. (I)	496	19,180
Preformed Line Products Company	82	4,453
Thermon Group Holdings, Inc. (I)	719	17,968
Vicor Corp. (I)	560	3,735

		3,672,634
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	1,834	53,975

321

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates (continued)
Seaboard Corp. (I)	20	$45,203

		99,178
Machinery - 2.1%
Accuride Corp. (I)	1,390	6,477
Actuant Corp., Class A (L)	15,555	445,184
American Railcar Industries, Inc. (I)	257	7,283
Astec Industries, Inc. (I)(L)	1,032	32,622
Barnes Group, Inc.	2,456	61,425
Blount International, Inc. (I)	2,478	32,610
Chart Industries, Inc. (I)(L)	6,903	509,787
CLARCOR, Inc.	1,739	77,612
Colfax Corp. (I)	2,996	109,863
Commercial Vehicle Group, Inc. (I)	1,329	9,768
Dynamic Materials Corp.	706	10,604
EnPro Industries, Inc. (I)(L)	1,097	39,503
Federal Signal Corp. (I)	3,316	20,957
Graco, Inc.	3,218	161,801
Kennametal, Inc.	2,131	79,017
Lincoln Electric Holdings, Inc.	4,235	165,377
Lindsay Corp.	677	48,724
Meritor, Inc. (I)	4,881	20,695
Middleby Corp. (I)	5,387	622,953
Navistar International Corp. (I)	2,372	50,025
Nordson Corp.	2,911	170,643
PMFG, Inc. (I)	907	7,338
RBC Bearings, Inc. (I)	1,182	56,854
Robbins & Myers, Inc.	1,052	62,699
Sauer-Danfoss, Inc.	645	25,935
Sun Hydraulics Corp.	1,106	29,386
Tennant Company	904	38,709
The Gorman-Rupp Company (L)	783	21,141
The Manitowoc Company, Inc. (L)	6,689	89,231
The Toro Company (L)	19,557	777,977
Titan International, Inc. (L)	2,136	37,722
Trimas Corp. (I)	14,722	354,947
Valmont Industries, Inc.	636	83,634
Wabash National Corp. (I)	1,267	9,034
Wabtec Corp.	2,565	205,944
Woodward, Inc.	3,314	112,610

		4,596,091
Marine - 0.1%
Genco Shipping & Trading, Ltd. (I)(L)	613	2,256
Kirby Corp. (I)	2,678	148,040

		150,296
Professional Services - 1.3%
Acacia Research Corp. (I)	2,647	72,554
Exponent, Inc. (I)	7,875	449,584
FTI Consulting, Inc. (I)	2,235	59,630
Hill International, Inc. (I)	934	4,072
Huron Consulting Group, Inc. (I)	17,093	595,178
Insperity, Inc.	1,180	29,771
Kforce, Inc. (I)	1,568	18,487
Korn/Ferry International (I)	1,269	19,454
Mistras Group, Inc. (I)	893	20,718
On Assignment, Inc. (I)	2,005	39,940
Pendrell Corp. (I)	5,521	6,239
Resources Connection, Inc.	2,267	29,720
RPX Corp. (I)	948	10,627
The Advisory Board Company (I)	1,827	87,385
The Corporate Executive Board Company	15,404	826,117
The Dolan Company (I)	542	2,916

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
TrueBlue, Inc. (I)	34,552	$543,157

		2,815,549
Road & Rail - 0.8%
Amerco, Inc.	209	22,229
Avis Budget Group, Inc. (I)	5,652	86,928
Celadon Group, Inc.	1,157	18,593
Con-way, Inc.	2,972	81,344
Dollar Thrifty Automotive Group, Inc. (I)	1,493	129,786
Genesee & Wyoming, Inc., Class A (I)(L)	2,158	144,284
Heartland Express, Inc.	2,763	36,914
Knight Transportation, Inc. (L)	3,183	45,517
Landstar System, Inc.	8,322	393,464
Old Dominion Freight Line, Inc. (I)	19,113	576,448
Patriot Transportation Holding, Inc. (I)	107	2,983
RailAmerica, Inc. (I)	1,074	29,503
Roadrunner Transportation Systems, Inc. (I)	748	12,103
Swift Transportation Company (I)	4,635	39,954
Zipcar, Inc. (I)	1,401	10,900

		1,630,950
Trading Companies & Distributors - 1.1%
Air Lease Corp. (I)(L)	3,950	80,580
Applied Industrial Technologies, Inc.	2,023	83,813
Beacon Roofing Supply, Inc. (I)(L)	2,496	71,136
CAI International, Inc. (I)	217	4,453
DXP Enterprises, Inc. (I)	528	25,223
H&E Equipment Services, Inc.	1,034	12,532
Kaman Corp. (L)	442	15,850
Rush Enterprises, Inc., Class A (I)	1,484	28,582
Titan Machinery, Inc. (I)	943	19,124
United Rentals, Inc. (I)(L)	4,242	138,756
Watsco, Inc. (L)	925	70,106
WESCO International, Inc. (I)	33,556	1,919,403

		2,469,558

		38,007,936
Information Technology - 21.2%
Communications Equipment - 1.1%
Acme Packet, Inc. (I)	3,094	52,907
ADTRAN, Inc. (L)	3,223	55,693
Anaren, Inc. (I)	236	4,718
Aruba Networks, Inc. (I)(L)	5,954	133,876
Calix, Inc. (I)(L)	1,654	10,586
Ciena Corp. (I)	5,280	71,808
Digi International, Inc. (I)	1,354	13,757
EchoStar Corp., Class A (I)	1,991	57,062
Extreme Networks, Inc. (I)	4,244	14,175
Finisar Corp. (I)(L)	4,861	69,512
Globecomm Systems, Inc. (I)(L)	1,095	12,209
Infinera Corp. (I)	2,921	16,007
InterDigital, Inc. (L)	827	30,831
Ixia (I)	36,536	587,134
JDS Uniphase Corp. (I)	12,540	155,308
Loral Space & Communications, Inc.	508	36,119
NETGEAR, Inc. (I)(L)	2,023	77,157
Oclaro, Inc. (I)(L)	3,974	10,730
Oplink Communications, Inc. (I)	903	14,936
Plantronics, Inc.	2,264	79,987
Procera Networks, Inc. (I)(L)	1,027	24,135
RADWARE, Ltd., ADR (I)	19,306	695,402
ShoreTel, Inc. (I)	2,348	9,603
Sonus Networks, Inc. (I)	11,191	21,039
Sycamore Networks, Inc.	377	5,806

322

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
ViaSat, Inc. (I)(L)	2,182	$81,563

		2,342,060
Computers & Peripherals - 1.4%
3D Systems Corp. (I)(L)	2,633	86,494
Cray, Inc. (I)	1,669	21,196
Diebold, Inc.	13,080	440,927
Fusion-io, Inc. (I)(L)	2,732	82,698
Imation Corp. (I)	567	3,170
Intevac, Inc. (I)	432	2,640
NCR Corp. (I)	2,958	68,951
NetApp, Inc. (I)	65,650	2,158,572
OCZ Technology Group, Inc. (I)(L)	2,257	7,832
QLogic Corp. (I)	5,191	59,281
Quantum Corp. (I)	12,491	20,111
Silicon Graphics International Corp. (I)	1,705	15,516
STEC, Inc. (I)(L)	1,973	13,318
Stratasys, Inc. (I)(L)	1,134	61,690
Super Micro Computer, Inc. (I)	1,661	19,982
Synaptics, Inc. (I)	1,794	43,092

		3,105,470
Electronic Equipment, Instruments & Components - 1.8%
Agilysys, Inc. (I)	531	4,567
Anixter International, Inc. (L)	1,496	85,960
Badger Meter, Inc. (L)	361	13,137
Cognex Corp.	1,084	37,485
Coherent, Inc. (I)	1,261	57,829
DTS, Inc. (I)(L)	1,004	23,373
Echelon Corp. (I)	1,846	7,089
Fabrinet (I)	1,196	13,862
FARO Technologies, Inc. (I)	902	37,271
FEI Company	1,919	102,667
Insight Enterprises, Inc. (I)	116,060	2,028,729
InvenSense, Inc. (I)	1,724	20,602
IPG Photonics Corp. (I)(L)	1,764	101,077
Maxwell Technologies, Inc. (I)(L)	40,017	324,938
Measurement Specialties, Inc. (I)	765	25,230
Mercury Computer Systems, Inc. (I)	1,648	17,502
Methode Electronics, Inc.	690	6,700
Multi-Fineline Electronix, Inc. (I)	505	11,388
National Instruments Corp.	5,155	129,751
OSI Systems, Inc. (I)	8,771	682,735
Power-One, Inc. (I)	2,795	15,652
RealD, Inc. (I)(L)	2,182	19,507
Rofin-Sinar Technologies, Inc. (I)(L)	1,521	30,009
Rogers Corp. (I)(L)	306	12,962
ScanSource, Inc. (I)	1,470	47,069
Universal Display Corp. (I)(L)	2,224	76,461

		3,933,552
Internet Software & Services - 3.0%
Ancestry.com, Inc. (I)(L)	1,475	44,368
Angie’s List, Inc. (I)	1,372	14,516
AOL, Inc. (I)	19,380	682,757
Bankrate, Inc. (I)	2,130	33,185
Blucora, Inc. (I)	2,027	36,101
Carbonite, Inc. (I)(L)	403	2,825
comScore, Inc. (I)(L)	1,695	25,849
Constant Contact, Inc. (I)	97,935	1,704,069
Cornerstone OnDemand, Inc. (I)(L)	1,326	40,655
CoStar Group, Inc. (I)(L)	6,252	509,788
DealerTrack Holdings, Inc. (I)(L)	27,540	766,989
Demand Media, Inc. (I)	1,581	17,185
Dice Holdings, Inc. (I)(L)	2,554	21,505
Envestnet, Inc. (I)	931	10,893

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Internap Network Services Corp. (I)	2,538	$17,893
Keynote Systems, Inc.	833	12,062
KIT Digital, Inc. (I)(L)	1,139	3,417
Limelight Networks, Inc. (I)(L)	3,600	8,424
Liquidity Services, Inc. (I)(L)	1,247	62,612
LivePerson, Inc. (I)	40,703	737,131
LogMeIn, Inc. (I)	1,115	25,009
MercadoLibre, Inc.	1,763	145,536
Move, Inc. (I)	1,782	15,361
NIC, Inc. (L)	33,329	493,269
OpenTable, Inc. (I)	962	40,019
Perficient, Inc. (I)	1,612	19,457
QuinStreet, Inc. (I)(L)	1,629	13,667
RealNetworks, Inc. (I)	773	6,431
Responsys, Inc. (I)	885	9,054
SciQuest, Inc. (I)	1,003	18,255
SPS Commerce, Inc. (I)(L)	13,989	538,157
Stamps.com, Inc. (I)	743	17,193
The Active Network, Inc. (I)	2,026	25,386
Travelzoo, Inc. (I)(L)	426	10,041
ValueClick, Inc. (I)	4,080	70,135
VistaPrint NV (I)	1,675	57,201
Vocus, Inc. (I)	680	13,641
WebMD Health Corp. (I)	2,698	37,853
XO Group, Inc. (I)	877	7,323
Zix Corp. (I)	93,540	268,460

		6,583,672
IT Services - 4.2%
Acxiom Corp. (I)	2,659	48,580
Alliance Data Systems Corp. (I)	20,560	2,918,492
Cardtronics, Inc. (I)	26,252	781,785
CoreLogic, Inc. (I)	27,800	737,534
DST Systems, Inc.	897	50,734
Euronet Worldwide, Inc. (I)	2,432	45,697
ExlService Holdings, Inc. (I)	1,276	37,642
FleetCor Technologies, Inc. (I)	2,433	108,998
Forrester Research, Inc.	844	24,282
Heartland Payment Systems, Inc.	18,585	588,773
Higher One Holdings, Inc. (I)(L)	1,454	19,600
iGATE Corp. (I)	1,676	30,453
Jack Henry & Associates, Inc.	4,416	167,366
MAXIMUS, Inc.	14,403	860,147
MoneyGram International, Inc. (I)	917	13,700
NeuStar, Inc., Class A (I)	3,562	142,587
Sapient Corp. (I)	6,011	64,077
ServiceSource International, Inc. (I)	2,180	22,367
Syntel, Inc.	891	55,607
TNS, Inc. (I)	1,298	19,405
Unisys Corp. (I)	2,217	46,158
VeriFone Systems, Inc. (I)	54,560	1,519,496
Virtusa Corp. (I)	1,026	18,232
WEX, Inc. (I)	10,816	754,092

		9,075,804
Office Electronics - 0.0%
Zebra Technologies Corp., Class A (I)	2,762	103,685
Semiconductors & Semiconductor Equipment - 3.8%
ANADIGICS, Inc. (I)	1,817	2,526
Applied Micro Circuits Corp. (I)	3,299	16,693
Cabot Microelectronics Corp. (L)	1,255	44,101
Cavium, Inc. (I)(L)	18,227	607,506
Ceva, Inc. (I)(L)	1,225	17,616
Cirrus Logic, Inc. (I)(L)	3,433	131,793
Cymer, Inc. (I)(L)	1,565	79,909

323

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Cypress Semiconductor Corp. (I)	2,696	$28,901
Diodes, Inc. (I)(L)	31,350	533,264
Entropic Communications, Inc. (I)(L)	4,454	25,922
Exar Corp. (I)	2,032	16,256
Fairchild Semiconductor International, Inc. (I)	119,400	1,566,528
FormFactor, Inc. (I)	959	5,361
GT Advanced Technologies Inc. (I)(L)	6,301	34,340
Hittite Microwave Corp. (I)(L)	1,510	83,760
Inphi Corp. (I)	962	10,255
Integrated Device Technology, Inc. (I)(L)	2,649	15,576
Intermolecular, Inc. (I)	560	3,976
IXYS Corp. (I)	1,324	13,134
Kopin Corp. (I)	3,402	12,792
Lattice Semiconductor Corp. (I)	6,278	24,045
LTX-Credence Corp. (I)	2,605	14,979
MaxLinear, Inc., Class A (I)	1,199	8,021
Micrel, Inc. (L)	2,734	28,488
Microsemi Corp. (I)	4,730	94,931
MIPS Technologies, Inc. (I)	66,780	493,504
MKS Instruments, Inc. (L)	1,399	35,661
Monolithic Power Systems, Inc. (I)	144,248	2,848,898
Nanometrics, Inc. (I)(L)	1,178	16,268
NVE Corp. (I)(L)	3,942	233,327
OmniVision Technologies, Inc. (I)(L)	985	13,746
Pericom Semiconductor Corp. (I)	443	3,847
Power Integrations, Inc.	1,511	45,980
Rambus, Inc. (I)	5,294	29,329
RF Micro Devices, Inc. (I)(L)	14,810	58,500
Rubicon Technology, Inc. (I)(L)	954	9,139
Semtech Corp. (I)	3,488	87,723
Sigma Designs, Inc. (I)	889	5,876
Silicon Image, Inc. (I)	2,191	10,057
Silicon Laboratories, Inc. (I)	2,169	79,732
STR Holdings, Inc. (I)	463	1,435
Supertex, Inc. (I)	190	3,397
Teradyne, Inc. (I)(L)	9,939	141,333
TriQuint Semiconductor, Inc. (I)	8,974	45,319
Ultratech, Inc. (I)	1,397	43,838
Veeco Instruments, Inc. (I)	2,069	62,111
Volterra Semiconductor Corp. (I)(L)	28,060	613,672

		8,303,365
Software - 5.9%
Accelrys, Inc. (I)	2,966	25,686
ACI Worldwide, Inc. (I)	7,760	327,938
Actuate Corp. (I)	2,475	17,399
Advent Software, Inc. (I)	67,354	1,654,888
Allot Communications, Ltd. (I)	21,620	573,362
Ariba, Inc. (I)	5,225	234,080
Aspen Technology, Inc. (I)	4,982	128,785
Blackbaud, Inc.	2,404	57,504
Bottomline Technologies, Inc. (I)(L)	1,957	48,318
BroadSoft, Inc. (I)	1,171	48,034
Cadence Design Systems, Inc. (I)(L)	14,623	188,125
Clicksoftware Technologies, Ltd.	51,389	395,695
CommVault Systems, Inc. (I)	12,448	730,698
Compuware Corp. (I)	4,058	40,215
Comverse Technology, Inc. (I)	11,664	71,734
Concur Technologies, Inc. (I)(L)	2,479	182,777
Deltek, Inc. (I)	623	8,111
Ebix, Inc. (L)	1,943	45,874
Ellie Mae, Inc. (I)	1,053	28,673
Fair Isaac Corp.	1,826	80,819
Imperva, Inc. (I)	307	11,356
Interactive Intelligence Group (I)	819	24,611

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
JDA Software Group, Inc. (I)	2,266	$72,013
Jive Software, Inc. (I)	987	15,506
Kenexa Corp. (I)	1,237	56,692
Manhattan Associates, Inc. (I)	12,462	713,699
Mentor Graphics Corp. (I)	39,480	611,150
MicroStrategy, Inc., Class A (I)	456	61,136
Monotype Imaging Holdings, Inc.	1,950	30,401
Netscout Systems, Inc. (I)	28,648	730,810
NetSuite, Inc. (I)	1,308	83,450
NICE Systems, Ltd., ADR (I)	20,953	696,059
Opnet Technologies, Inc. (L)	841	28,653
Parametric Technology Corp. (I)	6,367	138,801
Pegasystems, Inc.	908	26,368
Progress Software Corp. (I)(L)	2,175	46,523
PROS Holdings, Inc. (I)	1,093	20,844
QLIK Technologies, Inc. (I)	4,091	91,679
Quest Software, Inc. (I)	3,143	88,004
RealPage, Inc. (I)	1,955	44,183
Rosetta Stone, Inc. (I)(L)	681	8,683
Rovi Corp. (I)	116,830	1,695,203
Seachange International, Inc. (I)	1,554	12,199
SolarWinds, Inc. (I)	8,784	489,620
Sourcefire, Inc. (I)(L)	1,574	77,173
SS&C Technologies Holdings, Inc. (I)	2,298	57,933
Synchronoss Technologies, Inc. (I)(L)	1,559	35,701
Take-Two Interactive Software, Inc. (I)	2,800	29,204
Tangoe, Inc. (I)(L)	33,983	446,197
TeleNav, Inc. (I)	575	3,433
TiVo, Inc. (I)	6,639	69,245
Tyler Technologies, Inc. (I)(L)	13,601	598,716
Ultimate Software Group, Inc. (I)	6,719	686,010
VASCO Data Security International, Inc. (I)	1,655	15,524
Verint Systems, Inc. (I)	1,250	34,300
VirnetX Holding Corp. (I)(L)	2,167	55,107
Websense, Inc. (I)	1,983	31,034

		12,825,935

		46,273,543
Materials - 4.7%
Chemicals - 2.5%
American Vanguard Corp. (L)	16,078	559,514
Arabian American
Development Company (I)(L)	951	9,310
Balchem Corp.	21,633	794,580
Calgon Carbon Corp. (I)	1,515	21,680
Chemtura Corp. (I)	5,254	90,474
Flotek Industries, Inc. (I)(L)	2,504	31,726
FMC Corp.	39,210	2,171,450
Georgia Gulf Corp. (L)	638	23,108
Hawkins, Inc. (L)	500	20,775
Innospec, Inc. (I)	1,107	37,549
Intrepid Potash, Inc. (I)(L)	3,007	64,590
Koppers Holdings, Inc. (L)	1,106	38,633
Kraton Performance Polymers, Inc. (I)	15,136	395,050
LSB Industries, Inc. (I)	1,012	44,396
NewMarket Corp. (L)	1,981	488,277
OMNOVA Solutions, Inc. (I)	2,328	17,623
PolyOne Corp.	18,575	307,788
Rockwood Holdings, Inc.	3,718	173,259
Stepan Company	163	15,668
TPC Group, Inc. (I)	709	28,934
Tredegar Corp.	409	7,256
Zep, Inc.	1,008	15,241

324

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Zoltek Companies, Inc. (I)	1,544	$11,873

		5,368,754
Construction Materials - 0.0%
Eagle Materials, Inc.	1,146	53,014
Headwaters, Inc. (I)	1,631	10,732
Texas Industries, Inc. (I)	286	11,626
United States Lime & Minerals, Inc. (I)	105	5,062

		80,434
Containers & Packaging - 0.3%
Graphic Packaging Holding Company (I)	7,324	42,552
Silgan Holdings, Inc.	12,042	523,947

		566,499
Metals & Mining - 1.1%
Allegheny Technologies, Inc.	36,740	1,172,006
Allied Nevada Gold Corp. (I)(L)	4,547	177,606
Carpenter Technology Corp.	829	43,373
Century Aluminum Company (I)	999	7,143
Coeur d’Alene Mines Corp. (I)	2,393	68,990
General Moly, Inc. (I)(L)	3,216	10,195
Globe Specialty Metals, Inc.	3,398	51,718
Gold Resource Corp. (L)	1,691	36,272
Haynes International, Inc.	323	16,844
Materion Corp. (L)	1,031	24,538
McEwen Mining, Inc. (I)(L)	10,702	49,122
Midway Gold Corp. (I)(L)	5,181	8,497
Noranda Aluminum Holding Corp. (L)	1,798	12,029
Paramount Gold and Silver Corp. (I)	6,660	17,716
Royal Gold, Inc.	3,132	312,762
Stillwater Mining Company (I)	42,576	501,971

		2,510,782
Paper & Forest Products - 0.8%
Buckeye Technologies, Inc. (L)	23,694	759,630
Clearwater Paper Corp. (I)(L)	1,245	51,431
Deltic Timber Corp. (L)	607	39,613
KapStone Paper and Packaging Corp. (I)	38,339	858,410
Louisiana-Pacific Corp. (I)(L)	3,662	45,775
Schweitzer-Mauduit International, Inc.	831	27,415

		1,782,274

		10,308,743
Telecommunication Services - 2.0%
Diversified Telecommunication Services - 2.0%
Atlantic Tele-Network, Inc.	174	7,479
Cbeyond, Inc. (I)	1,626	16,032
Cincinnati Bell, Inc. (I)(L)	9,980	56,886
Cogent Communications Group, Inc.	152,560	3,507,354
Elephant Talk Communications, Inc. (I)	2,731	3,769
General Communication, Inc., Class A (I)	1,522	14,916
inContact, Inc. (I)	74,203	483,804
Neutral Tandem, Inc. (I)	1,590	14,914
tw telecom, Inc. (I)	8,015	208,951

		4,314,105
Wireless Telecommunication Services - 0.0%
Boingo Wireless, Inc. (I)(L)	738	5,860
Clearwire Corp., Class A (I)(L)	20,990	28,337
Leap Wireless International, Inc. (I)	963	6,568

		40,765

		4,354,870

Smaller Company Growth Trust (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)
Utilities - 0.0%
Independent Power Producers & Energy Traders - 0.0%
GenOn Energy, Inc. (I)		14,402	$36,437

TOTAL COMMON STOCKS (Cost $182,604,712)			$212,198,174

WARRANTS - 0.0%
Energy - 0.0%
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I)(L)		8,357	450

TOTAL WARRANTS (Cost $0)			$450

SECURITIES LENDING COLLATERAL - 19.3%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)		4,208,483	42,121,026

TOTAL SECURITIES LENDING
COLLATERAL (Cost $42,119,142)			$42,121,026

SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 0.3%
State Street Institutional Liquid Reserves
Fund, 0.2101% (Y)		758,928	758,928
Repurchase Agreement - 1.8%
Repurchase Agreement with State Street Corp.
dated 09/28/2012 at 0.010% to be
repurchased at $3,858,004 on 10/01/2012,
collateralized by $3,000,000 U.S. Treasury
Notes, 0.375% due 04/15/2015 and 5.250%
due 02/15/2026 (valued at $3,939,311,
including interest)		$3,858,000	$3,858,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,616,928)			$4,616,928

Total Investments (Smaller Company Growth Trust)
(Cost $229,340,782) - 118.8%			$258,936,578
Other assets and liabilities, net - (18.8%)			(40,984,461)

TOTAL NET ASSETS - 100.0%			$217,952,117

Strategic Allocation Trust
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 43.9%
Consumer Discretionary
AutoZone, Inc.
5.875%, 10/15/2012		$100,000	$100,181
Best Buy Company, Inc.
7.000%, 07/15/2013		500,000	514,802
BMW US Capital LLC
4.625%, 02/20/2013	EUR	500,000	652,683
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013		$250,000	258,889
Comcast Cable Communications LLC
7.125%, 06/15/2013		250,000	261,582
COX Communications, Inc.
4.625%, 06/01/2013		300,000	308,306
7.125%, 10/01/2012		200,000	200,000
Daimler Finance North America LLC
6.500%, 11/15/2013		800,000	851,644
Macy’s Retail Holdings, Inc.
5.875%, 01/15/2013		750,000	760,073

325

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
News America Holdings, Inc.
9.250%, 02/01/2013	$200,000	$205,213
Staples, Inc.
9.750%, 01/15/2014	500,000	553,197
Time Warner Cable, Inc.
8.250%, 02/14/2014	500,000	550,305
Toyota Motor Credit Corp.
1.900%, 12/05/2012	250,000	250,653
Volkswagen International Finance NV
1.625%, 08/12/2013 (S)	650,000	656,377

		6,123,905
Consumer Staples
Altria Group, Inc.
8.500%, 11/10/2013	500,000	542,611
Anheuser-Busch InBev Worldwide, Inc.
2.500%, 03/26/2013	350,000	353,464
BAT International Finance PLC
8.125%, 11/15/2013 (S)	500,000	537,938
Coca-Cola Enterprises, Inc.
1.125%, 11/12/2013	500,000	502,751
Diageo Finance BV
5.500%, 04/01/2013	500,000	512,842
Dr. Pepper Snapple Group, Inc.
2.350%, 12/21/2012	500,000	502,071
Kellogg Company
5.125%, 12/03/2012	450,000	453,586
Kraft Foods, Inc.
2.625%, 05/08/2013	400,000	404,662
PepsiCo, Inc.
4.650%, 02/15/2013	400,000	403,384
Safeway, Inc.
6.250%, 03/15/2014	500,000	534,489

		4,747,798
Energy
Anadarko Petroleum Corp.
5.000%, 10/01/2012	125,000	125,000
Valero Energy Corp.
4.750%, 06/15/2013	500,000	512,912

		637,912
Financials
American Express Centurion Bank
5.550%, 10/17/2012	350,000	350,697
American Honda Finance Corp.
2.375%, 03/18/2013 (S)	300,000	302,615
American International Group, Inc.
4.250%, 05/15/2013	500,000	510,128
ANZ National International, Ltd.
2.375%, 12/21/2012 (S)	125,000	125,547
Aon Corp.
7.375%, 12/14/2012	100,000	101,245
Bank of America Corp.
4.875%, 01/15/2013	300,000	303,427
Bank of Montreal
2.125%, 06/28/2013	500,000	506,682
Bank One Corp.
5.250%, 01/30/2013	500,000	508,057
Barclays Bank PLC
1.496%, 01/13/2014 (P)	500,000	502,043
Capital One Bank
6.500%, 06/13/2013	350,000	363,919
Citigroup, Inc.
1.906%, 01/13/2014 (P)	400,000	403,286
5.300%, 10/17/2012	400,000	400,765

Strategic Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Cooperatieve Centrale Raiffeisen-
boerenleenbank BA
1.850%, 01/10/2014		$500,000	$507,342
Credit Suisse New York
5.000%, 05/15/2013		800,000	821,378
Fifth Third Bancorp
6.250%, 05/01/2013		400,000	412,945
General Electric Capital Corp.
2.800%, 01/08/2013		100,000	100,634
4.800%, 05/01/2013		300,000	307,615
Goldman Sachs Group, Inc.
5.250%, 04/01/2013		300,000	306,779
Hartford Life Institutional Funding
0.755%, 08/15/2013 (P)(S)		500,000	499,031
HSBC Bank PLC
0.855%, 01/18/2013 (P)(S)		400,000	400,483
JPMorgan Chase & Company
5.250%, 11/02/2012		100,000	100,284
Merrill Lynch & Company, Inc.
6.150%, 04/25/2013		300,000	308,876
Metropolitan Life Global Funding I
2.000%, 01/10/2014 (S)		300,000	304,399
2.500%, 01/11/2013 (S)		300,000	301,646
Midamerican Energy Holdings Company
5.000%, 02/15/2014		500,000	528,581
Morgan Stanley
5.300%, 03/01/2013		500,000	508,802
National City Bank
4.625%, 05/01/2013		750,000	766,914
Prudential Financial, Inc.
5.150%, 01/15/2013		400,000	405,291
Royal Bank of Canada
1.125%, 01/15/2014		500,000	504,596
TD Ameritrade Holding Corp.
2.950%, 12/01/2012		500,000	502,058
Wachovia Corp.
2.215%, 05/01/2013 (P)		400,000	404,051

			12,370,116
Health Care
Medco Health Solutions, Inc.
6.125%, 03/15/2013		500,000	512,267
WellPoint, Inc.
6.000%, 02/15/2014		500,000	535,008

			1,047,275
Industrials
Burlington Northern Santa Fe LLC
7.000%, 02/01/2014		500,000	542,279
Caterpillar, Inc.
7.000%, 12/15/2013		800,000	862,875
ERAC USA Finance LLC
2.250%, 01/10/2014 (S)		500,000	506,489
5.800%, 10/15/2012 (S)		500,000	500,807
General Dynamics Corp.
5.250%, 02/01/2014		500,000	531,484
Hutchison Whampoa International, Ltd.
6.500%, 02/13/2013 (S)		800,000	815,699
John Deere Capital Corp.
1.600%, 03/03/2014		500,000	507,996
4.500%, 04/03/2013		500,000	510,596
Siemens Financieringsmaatschappij NV
4.125%, 02/20/2013	EUR	500,000	651,897

326

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Union Pacific Corp.
5.450%, 01/31/2013	$250,000	$254,111

		5,684,233
Information Technology
Hewlett-Packard Company
4.500%, 03/01/2013	300,000	304,512
HP Enterprise Services LLC
6.000%, 08/01/2013	300,000	312,698
Tyco Electronics Group SA
6.000%, 10/01/2012	400,000	400,000
Xerox Corp.
5.650%, 05/15/2013	500,000	515,386

		1,532,596
Materials
Alcoa, Inc.
6.000%, 07/15/2013	500,000	519,184
ArcelorMittal
5.375%, 06/01/2013	400,000	410,214
Ei du Pont de Nemours & Company
4.125%, 03/06/2013	300,000	304,762
The Dow Chemical Company
6.000%, 10/01/2012	250,000	250,000

		1,484,160
Telecommunication Services
Alltel Corp.
6.500%, 11/01/2013	750,000	796,317
British Telecommunications PLC
2.000%, 06/22/2015	1,000,000	1,028,155
5.150%, 01/15/2013	500,000	506,505
Deutsche Telekom International
Finance BV
5.250%, 07/22/2013	750,000	777,566
Telecom Italia Capital SA
5.250%, 11/15/2013	750,000	773,438
Telefonica Emisiones SAU
2.582%, 04/26/2013	500,000	500,625
Verizon Communications, Inc.
4.350%, 02/15/2013	400,000	405,819

		4,788,425
Utilities
DTE Energy Company
1.118%, 06/03/2013 (P)	500,000	501,408
Duke Energy Corp.
6.300%, 02/01/2014	500,000	536,685
MidAmerican Energy Holdings Company
5.875%, 10/01/2012	400,000	400,000
Pacific Gas & Electric Company
6.250%, 12/01/2013	500,000	532,174
PPL Electric Utilities Corp.
7.375%, 03/01/2014	500,000	545,765
PSEG Power LLC
2.500%, 04/15/2013	500,000	505,518

		3,021,550

TOTAL CORPORATE BONDS (Cost $41,387,437)		$41,437,970

SHORT-TERM INVESTMENTS - 33.9%
U.S. Government - 33.9%
U.S. Treasury Bill
0.088%, 11/01/2012 *	4,000,000	3,999,697
0.111%, 11/15/2012 *	4,000,000	3,999,445
0.116%, 10/18/2012 *	9,500,000	9,499,480

Strategic Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
U.S. Government (continued)
U.S. Treasury Bill (continued)
0.130%, 03/28/2013 *	$5,000,000	4,996,786
0.135%, 02/28/2013 *	5,000,000	4,997,188
0.136%, 11/23/2012 *	4,500,000	4,499,099

		31,991,695

TOTAL SHORT-TERM INVESTMENTS (Cost $31,991,695)		$31,991,695

Total Investments (Strategic Allocation Trust)
(Cost $73,379,132) - 77.8%		$73,429,665
Other assets and liabilities, net - 22.2%		20,997,196

TOTAL NET ASSETS - 100.0%		$94,426,861

Strategic Equity Allocation Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.7%
Consumer Discretionary - 11.0%
Auto Components - 0.4%
Aisin Seiki Company, Ltd.	36,027	$1,023,887
American Axle &
Manufacturing Holdings, Inc. (I)	21,381	240,964
BorgWarner, Inc. (I) (L)	43,676	3,018,448
Bridgestone Corp.	122,374	2,835,941
Cie Generale des Etablissements Michelin	33,877	2,663,258
Continental AG	15,050	1,476,462
Cooper Tire & Rubber Company	19,846	380,646
Dana Holding Corp.	47,029	578,457
Denso Corp.	91,506	2,871,630
Dorman Products, Inc. (I) (L)	7,849	247,322
Drew Industries, Inc. (I)	6,154	185,912
Exide Technologies (I)	25,400	78,740
Federal-Mogul Corp. (I)	5,942	54,369
Fuel Systems Solutions, Inc. (I) (L)	4,754	81,721
Gentex Corp. (L)	72,790	1,238,158
Gentherm, Inc. (I)	9,622	119,698
GKN PLC	292,739	1,017,648
Johnson Controls, Inc.	261,381	7,161,839
Koito Manufacturing Company, Ltd.	18,518	213,849
Modine Manufacturing Company (I)	15,072	111,231
NGK Spark Plug Company, Ltd.	33,954	356,960
NHK Spring Company, Ltd.	29,877	256,295
NOK Corp.	19,572	313,070
Nokian Renkaat OYJ	21,088	861,500
Pirelli & C. SpA (L)	44,789	483,931
Spartan Motors, Inc. (L)	11,392	56,960
Standard Motor Products, Inc.	6,462	119,030
Stanley Electric Company, Ltd.	27,067	400,617
Stoneridge, Inc. (I)	9,625	47,836
Sumitomo Rubber Industries, Ltd.	32,130	381,362
Superior Industries International, Inc.	7,312	124,962
Tenneco, Inc. (I)	19,344	541,632
The Goodyear Tire & Rubber Company (I)	93,142	1,135,401
Toyoda Gosei Company, Ltd.	12,203	244,194
Toyota Boshoku Corp.	12,289	127,443
Toyota Industries Corp.	30,668	857,981

		31,909,354
Automobiles - 0.9%
Bayerische Motoren Werke AG	62,313	4,568,223
Daihatsu Motor Company, Ltd.	36,012	600,319

327

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles (continued)
Daimler AG	170,605	$8,274,927
Fiat SpA (I)	164,814	883,080
Ford Motor Company	1,458,367	14,379,499
Fuji Heavy Industries, Ltd.	110,014	912,593
Harley-Davidson, Inc. (L)	87,115	3,691,063
Honda Motor Company, Ltd.	306,857	9,415,816
Isuzu Motors, Ltd.	222,979	1,076,153
Mazda Motor Corp. (I)	508,094	591,785
Mitsubishi Motors Corp. (I) (L)	730,086	673,236
Nissan Motor Company, Ltd. (L)	467,965	3,984,231
Peugeot SA (I) (L)	43,428	344,395
Renault SA	36,164	1,704,509
Suzuki Motor Corp. (L)	68,635	1,331,462
Thor Industries, Inc. (L)	22,110	803,035
Toyota Motor Corp.	519,161	20,369,995
Volkswagen AG	5,556	930,462
Winnebago Industries, Inc. (I)	9,354	118,141
Yamaha Motor Company, Ltd.	52,653	459,757

		75,112,681
Commercial Services & Supplies - 0.0%
Actrade Financial Technologies, Ltd. (I)	382	0
Distributors - 0.1%
Core-Mark Holding Company, Inc.	3,670	176,564
Genuine Parts Company (L)	59,404	3,625,426
Jardine Cycle and Carriage, Ltd.	20,467	800,028
Li & Fung, Ltd.	1,100,227	1,702,677
LKQ Corp. (I)	149,222	2,760,607
Pool Corp.	15,116	628,523
VOXX International Corp. (I)	6,016	45,000
Weyco Group, Inc.	2,270	55,275

		9,794,100
Diversified Consumer Services - 0.2%
American Public Education, Inc. (I) (L)	5,735	208,926
Apollo Group, Inc., Class A (I) (L)	38,406	1,115,694
Ascent Capital Group, Inc., Class A (I)	4,612	249,094
Benesse Holdings, Inc.	12,755	617,181
Bridgepoint Education, Inc. (I) (L)	5,504	55,866
Capella Education Company (I)	4,344	152,301
Career Education Corp. (I) (L)	16,507	62,231
Carriage Services, Inc.	5,619	54,336
Coinstar, Inc. (I) (L)	9,928	446,561
Collectors Universe, Inc.	2,063	28,944
Corinthian Colleges, Inc. (I) (L)	24,691	58,765
DeVry, Inc. (L)	22,429	510,484
Education Management Corp. (I) (L)	8,225	25,580
Grand Canyon Education, Inc. (I) (L)	12,791	300,972
H&R Block, Inc.	104,446	1,810,049
Hillenbrand, Inc.	17,484	318,034
ITT Educational Services, Inc. (I) (L)	7,863	253,424
K12, Inc. (I) (L)	8,519	172,084
Lincoln Educational Services Corp.	7,622	32,012
Mac-Gray Corp.	4,074	54,632
Matthews International Corp., Class A (L)	23,106	689,021
Regis Corp. (L)	46,999	863,842
Service Corp. International	108,062	1,454,515
Sotheby’s (L)	55,619	1,751,999
Steiner Leisure, Ltd. (I)	4,840	225,302
Stewart Enterprises, Inc., Class A (L)	23,617	198,265
Strayer Education, Inc. (L)	9,788	629,858
Universal Technical Institute, Inc.	6,892	94,420

		12,434,392

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 1.7%
Accor SA	27,813	$930,572
AFC Enterprises, Inc. (I)	7,769	191,117
Ameristar Casinos, Inc.	10,578	188,288
Autogrill SpA	21,554	205,375
Bally Technologies, Inc. (I) (L)	20,866	1,030,572
Biglari Holdings, Inc. (I)	380	138,723
BJ’s Restaurants, Inc. (I) (L)	7,765	352,143
Bluegreen Corp. (I)	5,162	32,417
Bob Evans Farms, Inc.	23,348	913,607
Boyd Gaming Corp. (I) (L)	17,660	124,680
Bravo Brio Restaurant Group, Inc. (I)	6,276	91,316
Brinker International, Inc. (L)	37,234	1,314,360
Buffalo Wild Wings, Inc. (I)	5,878	503,980
Caesars Entertainment Corp. (I) (L)	11,779	80,097
Caribou Coffee Company, Inc. (I) (L)	6,749	92,664
Carnival Corp. (L)	170,924	6,228,471
Carnival PLC	34,117	1,260,566
Carrols Restaurant Group, Inc. (I)	5,539	31,905
CEC Entertainment, Inc.	5,821	175,329
Chipotle Mexican Grill, Inc. (I) (L)	12,077	3,834,931
Churchill Downs, Inc.	4,175	261,856
Compass Group PLC	353,485	3,909,521
Cracker Barrel Old Country Store, Inc.	6,056	406,418
Crown, Ltd.	75,438	709,736
Darden Restaurants, Inc. (L)	49,039	2,733,924
Denny’s Corp. (I)	30,905	149,889
DineEquity, Inc. (I) (L)	4,887	273,672
Domino’s Pizza, Inc.	18,391	693,341
Echo Entertainment Group, Ltd.	139,854	553,261
Einstein Noah Restaurant Group, Inc.	2,049	36,247
Fiesta Restaurant Group, Inc. (I)	5,391	85,555
Frisch’s Restaurants, Inc.	1,197	23,760
Galaxy Entertainment Group, Ltd. (I)	275,609	922,621
Genting Singapore PLC	1,148,571	1,277,637
Ignite Restaurant Group, Inc. (I)	2,190	30,529
Intercontinental Hotels Group PLC	54,863	1,439,153
International Game Technology	102,505	1,341,790
International Speedway Corp., Class A	21,630	613,643
Interval Leisure Group, Inc.	12,437	235,432
Isle of Capri Casinos, Inc. (I)	6,939	48,226
Jack in the Box, Inc. (I)	13,997	393,456
Jamba, Inc. (I)	22,353	49,847
Krispy Kreme Doughnuts, Inc. (I)	18,802	149,100
Life Time Fitness, Inc. (I) (L)	33,764	1,544,365
Luby’s, Inc. (I)	6,499	43,738
Marcus Corp.	6,459	71,695
Marriott International, Inc. (L)	96,099	3,757,471
Marriott Vacations Worldwide Corp. (I)	8,423	303,396
McDonald’s Corp.	385,087	35,331,732
McDonald’s Holdings Company, Ltd.	12,461	354,497
MGM China Holdings, Ltd.	178,710	308,428
Monarch Casino & Resort, Inc. (I)	3,150	27,437
Morgans Hotel Group Company (I)	7,377	47,360
MTR Gaming Group, Inc. (I)	8,017	33,752
Multimedia Games Holding Company, Inc. (I)	8,849	139,195
Nathan’s Famous, Inc. (I)	986	31,010
OPAP SA	38,781	199,868
Orient-Express Hotels, Ltd., Class A (I)	30,532	271,735
Oriental Land Company, Ltd. (L)	9,445	1,242,859
Panera Bread Company, Class A (I)	14,184	2,423,904
Papa John’s International, Inc. (I)	5,696	304,223
Peet’s Coffee & Tea, Inc. (I) (L)	4,241	311,035
Pinnacle Entertainment, Inc. (I)	19,881	243,542
Premier Exhibitions, Inc. (I)	1,409	3,339
Red Lion Hotels Corp. (I)	5,236	32,725

328

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Red Robin Gourmet Burgers, Inc. (I) (L)	4,647	$151,306
Ruby Tuesday, Inc. (I)	20,332	147,407
Ruth’s Hospitality Group, Inc. (I) (L)	11,731	74,726
Ryman Hospitality Properties (I)	9,809	387,750
Sands China, Ltd.	454,453	1,684,506
Scientific Games Corp., Class A (I)	46,780	386,871
Shangri-La Asia, Ltd.	294,345	571,030
SHFL Entertainment, Inc. (I)	17,594	278,161
Six Flags Entertainment Corp.	12,573	739,292
SJM Holdings, Ltd.	365,042	789,600
SKYCITY Entertainment Group, Ltd.	108,636	339,930
Sodexo	17,732	1,336,586
Sonic Corp. (I) (L)	19,249	197,687
Speedway Motorsports, Inc.	3,824	58,890
Starbucks Corp.	290,359	14,735,719
Starwood Hotels & Resorts Worldwide, Inc.	75,296	4,364,156
Tabcorp Holdings, Ltd.	137,216	392,704
Tatts Group, Ltd.	256,298	718,530
Texas Roadhouse, Inc.	19,719	337,195
The Cheesecake Factory, Inc.	42,203	1,508,757
The Wendy’s Company (L)	141,632	644,426
Town Sports International Holdings, Inc. (I)	7,637	94,470
TUI Travel PLC	84,175	318,905
Vail Resorts, Inc. (L)	11,409	657,729
Whitbread PLC	33,505	1,230,361
WMS Industries, Inc. (I) (L)	44,965	736,527
Wyndham Worldwide Corp.	54,315	2,850,451
Wynn Macau, Ltd.	292,803	792,301
Wynn Resorts, Ltd.	30,257	3,492,868
Yum! Brands, Inc. (L)	174,207	11,556,892

		132,662,766
Household Durables - 0.5%
American Greetings Corp., Class A (L)	11,222	188,530
Bassett Furniture Industries, Inc.	3,906	48,630
Beazer Homes USA, Inc. (I) (L)	32,752	116,270
Blyth, Inc. (L)	3,313	86,105
Casio Computer Company, Ltd. (L)	42,048	296,182
Cavco Industries, Inc. (I) (L)	2,260	103,711
CSS Industries, Inc.	3,144	64,609
D.R. Horton, Inc. (L)	106,638	2,201,008
Electrolux AB	45,300	1,121,589
Ethan Allen Interiors, Inc.	7,698	168,740
Flexsteel Industries, Inc.	1,642	33,989
Harman International Industries, Inc.	25,753	1,188,758
Helen of Troy, Ltd. (I)	9,963	317,122
Hooker Furniture Corp.	3,767	48,933
Hovnanian Enterprises, Inc., Class A (I) (L)	32,274	111,668
Husqvarna AB, B Shares	75,889	388,162
iRobot Corp. (I)	8,743	198,991
Jarden Corp. (I)	37,809	1,997,828
KB Home (L)	63,137	906,016
La-Z-Boy, Inc. (I)	16,489	241,234
Leggett & Platt, Inc. (L)	53,509	1,340,400
Lennar Corp., Class A (L)	61,935	2,153,480
Libbey, Inc. (I)	6,696	105,663
Lifetime Brands, Inc.	3,280	39,065
M/I Homes, Inc. (I)	6,085	117,684
MDC Holdings, Inc. (L)	31,487	1,212,564
Meritage Homes Corp. (I)	9,031	343,449
Mohawk Industries, Inc. (I)	29,192	2,335,944
NACCO Industries, Inc., Class A	1,747	219,091
Newell Rubbermaid, Inc.	110,347	2,106,524
NVR, Inc. (I)	2,437	2,058,047
Panasonic Corp. (L)	415,503	2,744,435

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
PulteGroup, Inc. (I)	128,749	$1,995,610
Rinnai Corp.	6,134	454,960
Sealy Corp. (I) (L)	16,565	36,112
Sekisui Chemical Company, Ltd.	79,797	642,847
Sekisui House, Ltd.	102,089	1,013,235
Sharp Corp. (I) (L)	187,939	465,494
Skullcandy, Inc. (I) (L)	5,280	72,600
Sony Corp. (L)	188,981	2,206,348
Standard Pacific Corp. (I) (L)	34,667	234,349
Tempur-Pedic International, Inc. (I) (L)	29,985	896,252
The Ryland Group, Inc. (L)	14,217	426,510
Toll Brothers, Inc. (I) (L)	75,401	2,505,575
Tupperware Brands Corp.	28,055	1,503,467
Universal Electronics, Inc. (I)	4,892	86,001
Whirlpool Corp. (L)	29,453	2,441,948
Zagg, Inc. (I) (L)	8,165	69,647

		39,655,376
Internet & Catalog Retail - 0.7%
1-800-Flowers.com, Inc., Class A (I)	8,880	33,122
Amazon.com, Inc. (I)	138,088	35,118,540
Blue Nile, Inc. (I) (L)	4,413	163,678
Expedia, Inc. (L)	35,764	2,068,590
Geeknet, Inc. (I)	1,524	29,489
HSN, Inc.	30,852	1,513,291
Netflix, Inc. (I) (L)	21,130	1,150,317
Nutrisystem, Inc.	9,075	95,560
Orbitz Worldwide, Inc. (I)	8,116	20,696
Overstock.com, Inc. (I) (L)	3,731	38,653
PetMed Express, Inc.	6,522	65,481
priceline.com, Inc. (I)	19,044	11,783,094
Rakuten, Inc.	136,661	1,390,537
Shutterfly, Inc. (I) (L)	11,386	354,332
TripAdvisor, Inc. (I) (L)	41,888	1,379,372
US Auto Parts Network, Inc. (I)	781	2,702
Vitacost.com, Inc. (I) (L)	7,736	52,450

		55,259,904
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (I) (L)	4,063	168,452
Black Diamond, Inc. (I)	6,975	61,171
Brunswick Corp. (L)	28,405	642,805
Callaway Golf Company (L)	21,075	129,401
Hasbro, Inc. (L)	44,420	1,695,511
JAKKS Pacific, Inc. (L)	8,457	123,218
Johnson Outdoors, Inc., Class A (I)	1,981	42,374
LeapFrog Enterprises, Inc. (I)	16,097	145,195
Mattel, Inc. (L)	129,770	4,604,240
Namco Bandai Holdings, Inc.	33,484	565,442
Nikon Corp.	64,071	1,761,465
Polaris Industries, Inc.	32,079	2,594,229
Sankyo Company, Ltd.	9,151	425,398
Sega Sammy Holdings, Inc.	37,570	710,976
Shimano, Inc.	13,919	1,013,408
Smith & Wesson Holding Corp. (I) (L)	20,732	228,259
Steinway Musical Instruments, Inc. (I)	2,246	54,713
Sturm Ruger & Company, Inc. (L)	6,109	302,334
Yamaha Corp.	29,773	276,028

		15,544,619
Media - 2.7%
AMC Networks, Inc., Class A (I)	28,884	1,257,032
Arbitron, Inc.	8,442	319,952
Axel Springer AG	7,451	323,227
Belo Corp., Class A	30,241	236,787
British Sky Broadcasting Group PLC	205,913	2,473,780

329

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Cablevision Systems Corp., Class A (L)	81,755	$1,295,817
Carmike Cinemas, Inc. (I)	5,838	65,678
CBS Corp., Class B	227,508	8,265,366
Central European Media
Enterprises, Ltd., Class A (I) (L)	12,112	78,849
Cinemark Holdings, Inc. (L)	51,495	1,155,033
Comcast Corp., Class A	1,021,883	36,552,755
Cumulus Media, Inc., Class A (I)	19,410	53,183
Dentsu, Inc.	33,982	861,730
Digital Domain Media Group, Inc. (I)	673	40
Digital Generation, Inc. (I) (L)	8,734	99,218
DIRECTV (I)	239,771	12,578,387
Discovery Communications, Inc., Class A (I)	94,409	5,629,609
DreamWorks Animation
SKG, Inc., Class A (I) (L)	36,081	693,838
Entercom
Communications Corp., Class A (I) (L)	8,177	56,094
Eutelsat Communications	24,866	798,705
Fairfax Media, Ltd. (L)	420,841	179,867
Fisher Communications, Inc. (I)	2,952	108,516
Gannett Company, Inc. (L)	89,429	1,587,365
Global Sources, Ltd. (I)	6,566	43,073
Hakuhodo DY Holdings, Inc.	4,390	295,762
Harte-Hanks, Inc.	14,254	98,780
ITV PLC	696,147	996,722
JCDecaux SA	12,535	285,170
John Wiley & Sons, Inc., Class A	23,576	1,083,317
Journal Communications, Inc., Class A (I)	14,128	73,466
Jupiter Telecommunications Company, Ltd.	392	397,874
Kabel Deutschland Holding AG (I)	16,657	1,190,074
Lagardere SCA	22,222	608,668
Lamar Advertising Company, Class A (I)	27,742	1,028,119
LIN TV Corp., Class A (I)	11,057	48,651
Lions Gate Entertainment Corp. (I) (L)	26,914	410,977
Live Nation Entertainment, Inc. (I)	44,539	383,481
Martha Stewart Living
Omnimedia, Inc., Class A	9,452	29,018
MDC Partners, Inc., Class A	8,368	103,261
Mediaset SpA	133,485	251,583
Meredith Corp. (L)	29,640	1,037,400
Modern Times Group AB, B Shares	8,579	379,836
National CineMedia, Inc.	18,089	296,117
News Corp., Class A	777,664	19,076,098
Nexstar Broadcasting Group, Inc., Class A (I)	4,451	47,270
Omnicom Group, Inc.	101,406	5,228,493
Outdoor Channel Holdings, Inc.	5,464	39,778
Pearson PLC	153,582	3,005,336
Publicis Groupe SA	33,344	1,869,530
ReachLocal, Inc. (I)	3,366	42,210
Reading International, Inc., Class A (I)	5,996	35,376
Reed Elsevier NV	129,419	1,733,288
Reed Elsevier PLC	229,118	2,193,571
Rentrak Corp. (I)	3,196	54,108
Saga Communications, Inc., Class A (I)	1,213	49,151
Salem Communications Corp., Class A	625	3,275
Scholastic Corp. (L)	21,452	681,745
Scripps Networks Interactive, Inc., Class A	33,053	2,023,835
SES SA	57,171	1,557,342
Sinclair Broadcast Group, Inc., Class A	16,533	185,335
Singapore Press Holdings, Ltd.	303,713	1,006,345
Societe Television Francaise 1	3	25
The EW Scripps Company, Class A (I)	9,869	105,105
The Interpublic Group of Companies, Inc.	168,635	1,875,221
The McClatchy Company, Class A (I) (L)	18,919	42,189
The McGraw-Hill Companies, Inc.	107,439	5,865,095

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
The New York Times
Company, Class A (I) (L)	104,710	$1,021,970
The Walt Disney Company (L)	685,229	35,823,772
The Washington Post Company, Class B (L)	1,699	616,788
Thomson Reuters Corp.	29,396	848,369
Time Warner Cable, Inc.	117,003	11,122,305
Time Warner, Inc.	362,381	16,426,731
Toho Company, Ltd.	21,356	391,301
Valassis Communications, Inc. (I) (L)	33,727	832,720
Viacom, Inc., Class B	180,847	9,691,591
Wolters Kluwer NV	56,836	1,070,479
World Wrestling
Entertainment, Inc., Class A (L)	9,157	73,714
WPP PLC	237,209	3,229,779

		211,581,417
Multiline Retail - 0.6%
Big Lots, Inc. (I) (L)	22,659	670,253
Dollar Tree, Inc. (I)	88,287	4,262,055
Family Dollar Stores, Inc.	37,075	2,458,073
Fred’s, Inc., Class A (L)	11,714	166,690
Gordmans Stores, Inc. (I)	2,883	53,191
Harvey Norman Holding, Ltd. (L)	100,035	200,479
Isetan Mitsukoshi Holdings, Ltd.	66,874	697,181
J Front Retailing Company, Ltd.	90,544	507,910
J.C. Penney Company, Inc. (I) (L)	54,165	1,315,668
Kohl’s Corp.	82,481	4,224,677
Lifestyle International Holdings, Ltd.	94,059	193,453
Macy’s, Inc.	153,872	5,788,665
Marks & Spencer Group PLC	302,131	1,743,187
Marui Group Company, Ltd.	42,041	297,724
Next PLC	31,162	1,740,034
Nordstrom, Inc. (L)	58,543	3,230,403
PPR	14,225	2,189,367
Saks, Inc. (I) (L)	86,337	890,134
Takashimaya Company, Ltd.	49,481	338,741
Target Corp.	250,128	15,875,624
The Bon-Ton Stores, Inc. (L)	4,168	39,596
Tuesday Morning Corp. (I)	13,693	89,689

		46,972,794
Specialty Retail - 2.1%
Aaron’s, Inc.	35,501	987,283
ABC-MART, Inc.	4,964	219,207
Abercrombie & Fitch Company, Class A (L)	31,420	1,065,766
Advance Auto Parts, Inc.	36,929	2,527,421
Aeropostale, Inc. (I)	66,810	903,939
American Eagle Outfitters, Inc.	90,106	1,899,434
Americas Car-Mart, Inc. (I)	2,588	117,676
ANN, Inc. (I)	39,330	1,483,921
Asbury Automotive Group, Inc. (I)	8,864	247,749
Ascena Retail Group, Inc. (I)	62,035	1,330,651
AutoNation, Inc. (I) (L)	14,619	638,412
AutoZone, Inc. (I)	14,282	5,279,627
Barnes & Noble, Inc. (I) (L)	28,040	358,351
bebe stores, Inc.	12,002	57,610
Bed Bath & Beyond, Inc. (I)	88,570	5,579,910
Best Buy Company, Inc. (L)	102,020	1,753,724
Big 5 Sporting Goods Corp.	5,757	57,282
Body Central Corp. (I)	5,146	53,776
Brown Shoe Company, Inc. (L)	13,620	218,329
Cabela’s, Inc. (I) (L)	14,838	811,342
CarMax, Inc. (I) (L)	86,980	2,461,534
Casual Male Retail Group, Inc. (I)	14,254	65,996
Chico’s FAS, Inc.	83,486	1,511,931

330

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Citi Trends, Inc. (I)	4,810	$60,390
Collective Brands, Inc. (I)	50,270	1,091,362
Conn’s, Inc. (I) (L)	4,982	109,853
Destination Maternity Corp.	4,356	81,457
Dick’s Sporting Goods, Inc. (L)	48,917	2,536,346
Express, Inc. (I)	28,322	419,732
Fast Retailing Company, Ltd.	9,930	2,300,074
Foot Locker, Inc.	76,065	2,700,308
Francesca’s Holdings Corp. (I)	11,069	340,150
GameStop Corp., Class A (L)	47,408	995,568
Genesco, Inc. (I)	7,755	517,491
Group 1 Automotive, Inc. (L)	7,277	438,294
Guess?, Inc. (L)	30,868	784,665
Haverty Furniture Companies, Inc.	6,191	85,931
Hennes & Mauritz AB, B Shares	178,708	6,223,467
hhgregg, Inc. (I) (L)	5,054	34,873
Hibbett Sports, Inc. (I) (L)	8,399	499,321
Hot Topic, Inc. (L)	13,444	116,963
Inditex SA	41,062	5,097,675
Jos A. Bank Clothiers, Inc. (I) (L)	8,819	427,545
Kingfisher PLC	445,846	1,905,135
Kirkland’s, Inc. (I)	4,862	48,280
Limited Brands, Inc. (L)	91,050	4,485,123
Lithia Motors, Inc., Class A (L)	6,940	231,171
Lowe’s Companies, Inc.	435,707	13,175,780
Lumber Liquidators Holdings, Inc. (I) (L)	8,739	442,893
MarineMax, Inc. (I) (L)	6,577	54,523
Mattress Firm Holding Corp. (I) (L)	3,490	98,244
Monro Muffler Brake, Inc. (L)	9,836	346,129
New York & Company, Inc. (I)	9,090	34,088
Nitori Holdings Company, Ltd.	6,472	600,685
O’Reilly Automotive, Inc. (I)	45,409	3,797,101
Office Depot, Inc. (I)	234,247	599,672
OfficeMax, Inc. (L)	27,705	216,376
Penske Automotive Group, Inc. (L)	13,493	406,004
PetSmart, Inc.	54,488	3,758,582
Pier 1 Imports, Inc.	30,925	579,535
RadioShack Corp. (I) (L)	82,414	196,145
Rent-A-Center, Inc. (L)	48,553	1,703,239
Ross Stores, Inc.	85,223	5,505,406
rue21, Inc. (I)	4,894	152,448
Sanrio Company, Ltd. (L)	8,373	297,547
Select Comfort Corp. (I)	18,030	568,847
Shimamura Company, Ltd.	4,187	486,764
Shoe Carnival, Inc.	4,571	107,556
Signet Jewelers, Ltd.	40,732	1,986,092
Sonic Automotive, Inc., Class A (L)	12,801	242,963
Stage Stores, Inc. (L)	9,717	204,640
Staples, Inc. (L)	262,327	3,022,007
Stein Mart, Inc. (I)	9,009	76,667
Systemax, Inc. (I)	3,525	41,630
Teavana Holdings, Inc. (I)	2,980	38,859
The Buckle, Inc. (L)	8,758	397,876
The Cato Corp., Class A	8,639	256,665
The Children’s Place Retail Stores, Inc. (I)	7,692	461,520
The Finish Line, Inc., Class A	16,161	367,501
The Gap, Inc.	114,132	4,083,643
The Home Depot, Inc.	575,675	34,753,500
The Men’s Wearhouse, Inc. (L)	16,121	555,046
The Pep Boys - Manny, Moe & Jack (I) (L)	16,817	171,197
The Wet Seal, Inc., Class A (I) (L)	29,114	91,709
Tiffany & Company (L)	45,561	2,819,315
Tilly’s, Inc., Class A (I)	2,967	54,385
TJX Companies, Inc.	281,161	12,593,201
Tractor Supply Company	35,704	3,530,769

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Urban Outfitters, Inc. (I) (L)	41,266	$1,549,951
USS Company, Ltd.	4,130	435,946
Vitamin Shoppe, Inc. (I) (L)	9,354	545,525
West Marine, Inc. (I)	4,998	53,129
Williams-Sonoma, Inc.	43,620	1,917,971
Winmark Corp.	774	41,858
Yamada Denki Company, Ltd.	16,380	717,849
Zumiez, Inc. (I) (L)	6,977	193,472

		165,494,495
Textiles, Apparel & Luxury Goods - 0.9%
Adidas AG	39,377	3,233,763
Asics Corp.	28,237	380,775
Burberry Group PLC	82,552	1,340,430
Carter’s, Inc. (I)	25,519	1,373,943
Cherokee, Inc.	2,930	42,661
Christian Dior SA	10,255	1,380,050
Cie Financiere Richemont SA	98,250	5,890,853
Coach, Inc.	108,682	6,088,366
Columbia Sportswear Company (L)	3,829	206,766
Crocs, Inc. (I) (L)	28,509	462,131
Culp, Inc.	3,145	36,985
Deckers Outdoor Corp. (I) (L)	18,655	683,519
Delta Apparel, Inc. (I)	2,421	33,337
Fifth & Pacific Companies, Inc. (I) (L)	34,604	442,239
Fossil, Inc. (I) (L)	20,977	1,776,752
G-III Apparel Group, Ltd. (I) (L)	5,268	189,121
Hanesbrands, Inc. (I) (L)	49,147	1,566,806
Hugo Boss AG	4,637	408,469
Iconix Brand Group, Inc. (I) (L)	22,470	409,853
K-Swiss, Inc., Class A (I)	8,727	29,934
Luxottica Group SpA	22,063	778,646
LVMH Moet Hennessy Louis Vuitton SA	47,814	7,210,498
Maidenform Brands, Inc. (I)	7,400	151,552
Movado Group, Inc.	5,646	190,383
NIKE, Inc., Class B	140,400	13,325,364
Oxford Industries, Inc.	4,442	250,751
Perry Ellis International, Inc. (I)	3,881	85,576
PVH Corp.	35,528	3,329,684
Quiksilver, Inc. (I)	41,547	137,936
Ralph Lauren Corp.	23,373	3,534,699
RG Barry Corp.	2,973	43,822
Skechers U.S.A., Inc., Class A (I) (L)	12,008	244,963
Steven Madden, Ltd. (I)	12,461	544,795
The Jones Group, Inc.	26,033	335,045
The Swatch Group AG (Bearer Shares)	5,802	2,314,279
The Swatch Group AG (Registered Shares)	8,180	570,151
The Warnaco Group, Inc. (I)	33,580	1,742,802
True Religion Apparel, Inc.	8,200	174,906
Tumi Holdings, Inc. (I) (L)	6,861	161,508
Under Armour, Inc., Class A (I)	38,931	2,173,518
Unifi, Inc. (I)	4,697	60,216
Vera Bradley, Inc. (I) (L)	6,379	152,139
VF Corp. (L)	33,544	5,345,572
Wolverine World Wide, Inc. (L)	15,363	681,656
Yue Yuen Industrial Holdings, Ltd.	139,665	469,896

		69,987,110

		866,409,008
Consumer Staples - 10.1%
Beverages - 2.2%
Anheuser-Busch InBev NV	151,139	12,928,683
Asahi Group Holdings, Ltd.	72,812	1,794,378
Beam, Inc.	60,860	3,501,884
Brown-Forman Corp., Class B (L)	57,611	3,759,118

331

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
Carlsberg A/S	20,125	$1,784,505
Central European Distribution Corp. (I) (L)	20,990	59,822
Coca Cola Hellenic Bottling Company SA (I)	35,009	653,497
Coca-Cola Amatil, Ltd.	107,489	1,506,684
Coca-Cola Bottling Company Consolidated	1,517	103,308
Coca-Cola Enterprises, Inc.	105,859	3,310,211
Coca-Cola West Company, Ltd.	11,512	190,184
Constellation Brands, Inc., Class A (I)	56,264	1,820,140
Craft Brewers Alliance, Inc. (I)	3,820	29,987
Diageo PLC	471,538	13,276,851
Dr. Pepper Snapple Group, Inc. (L)	80,717	3,594,328
Heineken Holding NV	18,964	922,742
Heineken NV	43,362	2,589,674
Kirin Holdings Company, Ltd.	163,590	2,187,438
Molson Coors Brewing Company, Class B	59,825	2,695,116
Monster Beverage Corp. (I)	58,423	3,164,190
National Beverage Corp. (I)	3,695	56,016
PepsiCo, Inc.	594,248	42,054,931
Pernod-Ricard SA	39,856	4,478,852
Remy Cointreau SA	4,200	483,028
SABMiller PLC	179,847	7,912,000
The Boston Beer
Company, Inc., Class A (I) (L)	2,464	275,894
The Coca-Cola Company	1,478,603	56,083,412

		171,216,873
Food & Staples Retailing - 2.1%
Aeon Company, Ltd.	113,004	1,275,967
Arden Group, Inc., Class A	342	33,181
Carrefour SA	108,656	2,258,950
Casey’s General Stores, Inc.	12,059	689,051
Casino Guichard Perrachon SA	10,415	923,472
Colruyt SA (L)	14,279	622,936
Costco Wholesale Corp.	165,177	16,538,347
CVS Caremark Corp.	485,913	23,527,907
Delhaize Group SA	19,185	741,493
Distribuidora Internacional
de Alimentacion SA	115,101	636,441
FamilyMart Company, Ltd.	11,003	541,058
Harris Teeter Supermarkets, Inc.	38,627	1,500,273
Ingles Markets, Inc., Class A	4,442	72,627
J Sainsbury PLC	230,509	1,295,467
Jeronimo Martins SGPS SA	41,479	692,805
Kesko OYJ, B Shares	11,967	339,034
Koninklijke Ahold NV	196,803	2,467,105
Lawson, Inc.	11,292	867,689
Metcash, Ltd.	162,602	595,339
Metro AG	24,410	730,666
Nash Finch Company	3,941	80,475
Olam International, Ltd.	298,781	496,099
Pricesmart, Inc. (L)	5,770	436,904
Rite Aid Corp. (I)	211,324	247,249
Roundy’s, Inc. (L)	6,444	38,986
Safeway, Inc. (L)	91,505	1,472,315
Seven & I Holdings Company, Ltd.	141,752	4,353,010
Spartan Stores, Inc.	6,975	106,787
SUPERVALU, Inc. (I) (L)	176,104	424,411
Susser Holdings Corp. (I) (L)	3,609	130,538
Sysco Corp. (L)	224,685	7,025,900
Tesco PLC	1,513,205	8,119,300
The Andersons, Inc. (L)	5,907	222,458
The Chefs’ Warehouse, Inc. (I)	3,511	57,510
The Kroger Company	208,068	4,897,921
The Pantry, Inc. (I)	7,632	111,046
United Natural Foods, Inc. (I)	15,536	908,079

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Village Super Market, Inc., Class A	2,742	$100,796
Wal-Mart Stores, Inc.	641,726	47,359,379
Walgreen Company	327,282	11,926,156
Weis Markets, Inc.	3,422	144,853
Wesfarmers, Ltd.	189,439	6,729,997
Whole Foods Market, Inc.	65,586	6,388,076
WM Morrison Supermarkets PLC	440,062	2,029,417
Woolworths, Ltd.	231,619	6,895,074

		167,052,544
Food Products - 2.3%
Ajinomoto Company, Inc. (L)	121,736	1,906,487
Alico, Inc.	1,244	38,850
Annie’s, Inc. (I)	1,575	70,623
Archer-Daniels-Midland Company	250,908	6,819,679
Aryzta AG (I)	16,421	788,426
Associated British Foods PLC	67,014	1,396,539
B&G Foods, Inc. (L)	15,440	467,986
Barry Callebaut AG (I)	339	314,740
Cal-Maine Foods, Inc. (L)	4,661	209,465
Calavo Growers, Inc.	3,833	95,825
Campbell Soup Company (L)	68,814	2,396,103
Chiquita Brands International, Inc. (I) (L)	14,449	110,390
ConAgra Foods, Inc.	155,179	4,281,389
Danone SA	108,942	6,717,867
Darling International, Inc. (I)	37,436	684,704
DE Master Blenders 1753 NV (I)	111,334	1,343,193
Dean Foods Company (I)	70,226	1,148,195
Diamond Foods, Inc. (I) (L)	7,092	133,471
Dole Food Company, Inc. (I)	11,535	161,836
Flowers Foods, Inc. (L)	57,971	1,169,855
Fresh Del Monte Produce, Inc.	11,960	306,176
General Mills, Inc.	247,812	9,875,308
Golden Agri-Resources, Ltd.	1,257,145	673,254
Green Mountain Coffee Roasters, Inc. (I) (L)	65,005	1,543,869
H.J. Heinz Company (L)	122,700	6,865,065
Hillshire Brands Company	59,822	1,602,033
Hormel Foods Corp. (L)	50,619	1,480,100
Ingredion, Inc.	38,368	2,116,379
Inventure Foods, Inc. (I)	4,983	28,353
J&J Snack Foods Corp. (L)	4,749	272,260
John B. Sanfilippo & Son, Inc. (I)	2,638	34,347
Kellogg Company	93,974	4,854,697
Kerry Group PLC	27,006	1,381,280
Kerry Group PLC (London Exchange)	1,204	61,070
Kikkoman Corp.	31,188	426,289
Kraft Foods, Inc.	677,705	28,023,102
Lancaster Colony Corp. (L)	15,609	1,143,359
Limoneira Company (L)	2,867	52,839
Lindt & Spruengli AG - PC (I)	167	528,665
Lindt & Spruengli AG - REG (I)	19	686,553
McCormick & Company, Inc., Non-
Voting Shares (L)	50,532	3,135,005
Mead Johnson Nutrition Company	77,679	5,692,317
MEIJI Holdings Company, Ltd.	11,475	569,631
Nestle SA	621,106	39,180,074
Nippon Meat Packers, Inc. (L)	31,882	409,206
Nisshin Seifun Group, Inc.	35,537	436,989
Nissin Food Products Company, Ltd.	10,999	431,206
Omega Protein Corp. (I)	6,576	45,111
Pilgrim’s Pride Corp. (I)	19,353	98,894
Post Holdings, Inc. (I)	22,340	671,540
Ralcorp Holdings, Inc. (I)	27,714	2,023,122
Sanderson Farms, Inc. (L)	7,328	325,143
Seneca Foods Corp., Class A (I)	2,968	88,624

332

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Smart Balance, Inc. (I) (L)	18,913	$228,469
Smithfield Foods, Inc. (I)	67,749	1,331,268
Snyders-Lance, Inc.	14,108	352,700
Suedzucker AG	12,477	442,032
Tate & Lyle PLC	87,733	943,734
The Hain Celestial Group, Inc. (I)	11,721	738,423
The Hershey Company (L)	57,942	4,107,508
The J.M. Smucker Company (L)	41,805	3,609,026
Tootsie Roll Industries, Inc. (L)	17,904	483,050
Toyo Suisan Kaisha, Ltd.	16,543	413,699
TreeHouse Foods, Inc. (I) (L)	11,430	600,075
Tyson Foods, Inc., Class A	110,156	1,764,699
Unilever NV	306,593	10,860,851
Unilever PLC	241,564	8,798,255
Wilmar International, Ltd.	361,261	952,605
Yakult Honsha Company, Ltd. (L)	18,166	861,030
Yamazaki Baking Company, Ltd.	20,390	272,602

		182,077,509
Household Products - 1.6%
Central Garden & Pet Company, Class A (I)	12,294	148,512
Church & Dwight Company, Inc. (L)	70,119	3,785,725
Colgate-Palmolive Company	170,138	18,242,196
Energizer Holdings, Inc. (L)	32,436	2,420,050
Harbinger Group, Inc. (I)	13,308	112,186
Henkel AG & Company, KGaA	24,463	1,596,790
Kimberly-Clark Corp.	150,720	12,928,762
Oil-Dri Corp of America	1,688	39,060
Orchids Paper Products Company	2,127	38,371
Reckitt Benckiser Group PLC	122,455	7,055,368
Spectrum Brands Holdings, Inc.	7,283	291,393
Svenska Cellulosa AB, B Shares	108,928	2,027,332
The Clorox Company (L)	49,563	3,571,014
The Procter & Gamble Company	1,051,806	72,953,264
Unicharm Corp.	21,422	1,229,900
WD-40 Company	5,070	266,885

		126,706,808
Personal Products - 0.3%
Avon Products, Inc. (L)	164,605	2,625,450
Beiersdorf AG	18,979	1,394,062
Elizabeth Arden, Inc. (I)	8,010	378,392
Inter Parfums, Inc. (L)	5,163	94,483
Kao Corp. (L)	99,004	2,917,704
L’Oreal SA	45,393	5,623,301
Medifast, Inc. (I)	4,429	115,818
Nature’s Sunshine Products, Inc.	3,776	61,700
Nutraceutical International Corp. (I)	3,196	50,369
Prestige Brands Holdings, Inc. (I) (L)	16,113	273,276
Revlon, Inc., Class A (I)	3,635	56,124
Schiff Nutrition International, Inc. (I) (L)	4,452	107,694
Shiseido Company, Ltd. (L)	67,746	929,455
Synutra International, Inc. (I)	5,822	26,898
The Estee Lauder Companies, Inc., Class A	91,748	5,648,924
The Female Health Company	6,667	47,669
USANA Health Sciences, Inc. (I) (L)	1,939	90,105

		20,441,424
Tobacco - 1.6%
Alliance One International, Inc. (I) (L)	28,363	91,612
Altria Group, Inc.	776,657	25,932,577
British American Tobacco PLC	368,109	18,927,662
Imperial Tobacco Group PLC (I)	187,352	6,944,572
Japan Tobacco, Inc.	169,423	5,077,705
Lorillard, Inc.	49,732	5,791,291
Philip Morris International, Inc.	643,873	57,909,938

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco (continued)
Reynolds American, Inc.	125,120	$5,422,701
Star Scientific, Inc. (I)	46,439	160,679
Swedish Match AB	38,767	1,569,541
Universal Corp. (L)	19,074	971,248
Vector Group, Ltd. (L)	17,723	294,026

		129,093,552

		796,588,710
Energy - 9.8%
Energy Equipment & Services - 1.7%
Aker Solutions ASA	30,954	588,798
AMEC PLC	60,624	1,125,387
Atwood Oceanics, Inc. (I) (L)	28,632	1,301,324
Baker Hughes, Inc.	168,053	7,601,037
Basic Energy Services, Inc. (I) (L)	9,903	111,112
Bolt Technology Corp.	3,097	44,535
Bristow Group, Inc.	11,364	574,450
C&J Energy Services, Inc. (I) (L)	14,176	282,102
Cal Dive International, Inc. (I)	30,804	47,130
Cameron International Corp. (I)	93,838	5,261,497
CARBO Ceramics, Inc. (L)	9,922	624,292
Cie Generale de Geophysique-Veritas (I) (L)	25,751	814,053
Dawson Geophysical Company (I)	2,621	66,206
Diamond Offshore Drilling, Inc. (L)	26,456	1,741,069
Dresser-Rand Group, Inc. (I)	38,101	2,099,746
Dril-Quip, Inc. (I) (L)	31,079	2,233,959
Ensco PLC, Class A	88,954	4,853,330
Exterran Holdings, Inc. (I)	20,700	419,796
FMC Technologies, Inc. (I)	91,092	4,217,560
Forum Energy Technologies, Inc. (I)	7,050	171,456
Fugro NV	13,025	888,280
Geokinetics, Inc. (I)	3,902	1,444
Geospace Technologies Corp. (I)	2,028	248,247
Global Geophysical Services, Inc. (I)	6,662	36,708
Gulf Islands Fabrication, Inc.	4,672	130,209
Gulfmark Offshore, Inc., Class A (I)	8,561	282,855
Halliburton Company	354,315	11,936,872
Heckmann Corp. (I) (L)	42,509	178,538
Helix Energy Solutions Group, Inc. (I)	82,870	1,514,035
Helmerich & Payne, Inc. (L)	40,884	1,946,487
Hercules Offshore, Inc. (I)	50,693	247,382
Hornbeck Offshore Services, Inc. (I)	11,246	412,166
ION Geophysical Corp. (I) (L)	41,993	291,431
Key Energy Services, Inc. (I)	48,070	336,490
Lufkin Industries, Inc. (L)	10,693	575,497
Matrix Service Company (I)	8,396	88,746
Mitcham Industries, Inc. (I)	4,070	64,835
Nabors Industries, Ltd. (I)	110,755	1,553,893
National Oilwell Varco, Inc.	162,968	13,055,366
Natural Gas Services Group, Inc. (I)	4,132	61,773
Newpark Resources, Inc. (I) (L)	28,769	213,178
Noble Corp. (I)	96,173	3,441,070
Oceaneering International, Inc.	54,341	3,002,340
Oil States International, Inc. (I)	27,566	2,190,394
Parker Drilling Company (I)	37,601	159,052
Patterson-UTI Energy, Inc. (L)	76,405	1,210,255
Petrofac, Ltd.	48,844	1,261,816
PHI, Inc. (I)	4,249	133,674
Pioneer Energy Services Corp. (I)	19,865	154,748
RigNet, Inc. (I)	4,195	77,608
Rowan Companies PLC, Class A (I) (L)	47,266	1,596,173
Saipem SpA	49,826	2,400,474
SBM Offshore NV (I)	32,279	461,833
Schlumberger, Ltd.	506,705	36,649,973

333

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Seadrill, Ltd.	66,232	$2,592,089
Subsea 7 SA	52,929	1,226,083
Superior Energy Services, Inc. (I)	79,122	1,623,583
Technip SA	18,799	2,097,584
Tenaris SA	88,852	1,812,974
Tesco Corp. (I)	9,759	104,226
TETRA Technologies, Inc. (I)	24,863	150,421
TGC Industries, Inc. (I)	4,772	34,358
Tidewater, Inc.	25,082	1,217,229
Transocean, Ltd. (I)	65,966	2,958,164
Unit Corp. (I)	21,769	903,414
Vantage Drilling Company (I) (L)	62,084	114,235
Willbros Group, Inc. (I)	12,528	67,275
WorleyParsons, Ltd.	38,755	1,130,725

		137,015,041
Oil, Gas & Consumable Fuels - 8.1%
Abraxas Petroleum Corp. (I)	26,379	60,672
Adams Resources & Energy, Inc.	747	22,784
Alon USA Energy, Inc.	3,128	42,854
Alpha Natural Resources, Inc. (I) (L)	83,843	550,849
Amyris, Inc. (I) (L)	10,317	35,490
Anadarko Petroleum Corp.	190,978	13,353,182
Apache Corp.	149,441	12,922,163
Apco Oil and Gas International, Inc. (I) (L)	3,020	48,592
Approach Resources, Inc. (I)	9,241	278,431
Arch Coal, Inc. (L)	174,316	1,103,420
ATP Oil & Gas Corp. (I)	14,149	1,924
Berry Petroleum Company, Class A (L)	16,645	676,286
BG Group PLC	639,343	12,946,120
Bill Barrett Corp. (I) (L)	39,546	979,554
Bonanza Creek Energy, Inc. (I)	3,093	72,871
BP PLC	3,581,126	25,276,300
BPZ Resources, Inc. (I)	33,405	95,538
Cabot Oil & Gas Corp.	79,955	3,589,980
Callon Petroleum Company (I)	13,094	80,528
Caltex Australia, Ltd.	25,419	433,785
Carrizo Oil & Gas, Inc. (I) (L)	12,614	315,476
Ceres, Inc. (I)	370	2,102
Chesapeake Energy Corp. (L)	198,568	3,746,978
Chevron Corp.	749,237	87,331,065
Cimarex Energy Company (L)	43,300	2,535,215
Clayton Williams Energy, Inc. (I) (L)	1,903	98,747
Clean Energy Fuels Corp. (I) (L)	21,087	277,716
Cloud Peak Energy, Inc. (I) (L)	19,369	350,579
Comstock Resources, Inc. (I) (L)	15,321	281,600
ConocoPhillips	463,785	26,519,226
CONSOL Energy, Inc. (L)	86,734	2,606,357
Contango Oil & Gas Company (I)	4,068	199,902
Cosmo Oil Company, Ltd.	103,248	188,077
Crimson Exploration, Inc. (I)	7,564	32,298
Crosstex Energy, Inc. (L)	13,184	184,972
CVR Energy, Inc. (I)	5,258	193,232
Delek US Holdings, Inc.	5,431	138,436
Denbury Resources, Inc. (I)	148,923	2,406,596
Devon Energy Corp.	143,724	8,695,302
Emerald Oil, Inc. (I)	15,909	13,204
Endeavour International Corp. (I) (L)	12,171	117,694
Energen Corp.	36,318	1,903,426
Energy XXI Bermuda, Ltd.	25,059	875,812
Eni SpA (L)	478,797	10,505,311
EOG Resources, Inc.	103,139	11,556,725
EPL Oil & Gas, Inc. (I)	8,813	178,816
EQT Corp.	56,999	3,362,941
Evolution Petroleum Corp. (I)	5,892	47,607

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	1,762,757	$161,204,128
Forest Oil Corp. (I)	97,030	819,904
Forestar Petroleum Corp. (I)	2,316	33,559
Frontline, Ltd. (I) (L)	16,227	62,312
FX Energy, Inc. (I) (L)	17,165	128,051
Galp Energia SGPS SA	43,570	708,305
GasLog, Ltd. (I)	7,485	86,676
Gastar Exploration, Ltd. (I)	19,582	32,506
Gevo, Inc. (I) (L)	7,064	15,046
Goodrich Petroleum Corp. (I) (L)	8,310	105,038
Green Plains Renewable Energy, Inc. (I) (L)	8,428	49,388
Gulfport Energy Corp. (I)	17,730	554,240
Halcon Resources Corp. (I) (L)	35,751	262,055
Harvest Natural Resources, Inc. (I) (L)	11,987	106,924
Hess Corp.	113,581	6,101,571
HollyFrontier Corp.	102,516	4,230,835
Idemitsu Kosan Company, Ltd.	4,187	341,600
Inpex Corp.	412	2,440,558
Isramco, Inc. (I)	20	2,320
Japan Petroleum Exploration Company, Ltd.	5,354	213,514
JX Holdings, Inc. (L)	422,637	2,310,568
Kinder Morgan, Inc.	218,136	7,748,191
KiOR, Inc., Class A (I)	8,428	78,380
Knightsbridge Tankers, Ltd.	7,781	50,966
Kodiak Oil & Gas Corp. (I)	83,831	784,658
Lundin Petroleum AB (I)	41,900	1,024,209
Magnum Hunter Resources Corp. (I) (L)	47,026	208,795
Marathon Oil Corp.	268,739	7,946,612
Marathon Petroleum Corp.	128,902	7,036,760
Matador Resources Company (I)	4,608	47,877
McMoRan Exploration Company (I) (L)	32,285	379,349
Midstates Petroleum Company, Inc. (I)	7,684	66,467
Miller Energy Resources, Inc. (I) (L)	9,657	48,575
Murphy Oil Corp.	70,592	3,790,084
Neste Oil OYJ	24,133	317,394
Newfield Exploration Company (I)	51,430	1,610,788
Noble Energy, Inc.	68,232	6,325,789
Nordic American Tankers, Ltd.	16,755	168,890
Northern Oil and Gas, Inc. (I) (L)	50,008	849,636
Oasis Petroleum, Inc. (I) (L)	25,409	748,803
Occidental Petroleum Corp.	309,526	26,637,808
OMV AG	27,702	970,846
Origin Energy, Ltd.	204,991	2,405,871
Overseas Shipholding Group, Inc. (I) (L)	7,835	51,711
Panhandle Oil and Gas, Inc., Class A	2,326	71,338
Patriot Coal Corp. (I)	30,303	3,545
PDC Energy, Inc. (I)	9,533	301,529
Peabody Energy Corp.	101,829	2,269,768
Penn Virginia Corp. (I) (L)	14,647	90,811
Petroquest Energy, Inc. (I) (L)	17,950	120,445
Phillips 66	239,630	11,111,643
Pioneer Natural Resources Company	46,875	4,893,750
Plains Exploration & Production Company (I)	64,964	2,434,201
QEP Resources, Inc. (L)	67,900	2,149,714
Quicksilver Resources, Inc. (I)	97,969	400,693
Range Resources Corp. (L)	62,466	4,364,499
Rentech, Inc. (I)	73,357	180,458
Repsol SA	153,671	2,991,002
Resolute Energy Corp. (I) (L)	15,434	136,900
REX American Resources Corp. (I)	1,885	33,949
Rex Energy Corp. (I) (L)	13,794	184,150
Rosetta Resources, Inc. (I)	43,445	2,081,016
Royal Dutch Shell PLC, B Shares	497,659	17,700,877
Royal Dutch Shell PLC, Class A (London
Stock Exchange)	695,664	24,093,025

334

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Sanchez Energy Corp. (I)	3,620	$73,957
Santos, Ltd.	179,657	2,105,384
Saratoga Resources, Inc. (I) (L)	6,348	34,787
Scorpio Tankers, Inc. (I)	12,124	72,744
SemGroup Corp., Class A (I)	13,325	491,026
Ship Finance International, Ltd. (L)	14,333	225,315
Showa Shell Sekiyu KK	35,473	188,059
SM Energy Company	32,805	1,775,079
Solazyme, Inc. (I)	10,507	120,620
Southwestern Energy Company (I)	132,643	4,613,324
Spectra Energy Corp.	248,720	7,302,419
Statoil ASA	210,083	5,434,341
Stone Energy Corp. (I)	15,755	395,766
Sunoco, Inc. (L)	40,306	1,887,530
Swift Energy Company (I)	13,630	284,594
Synergy Resources Corp. (I)	13,735	57,275
Targa Resources Corp.	9,278	467,055
Teekay Tankers, Ltd., Class A (L)	19,945	74,594
Tesoro Corp.	53,414	2,238,047
The Williams Companies, Inc.	239,767	8,384,652
TonenGeneral Sekiyu KK	53,557	463,501
Total SA	400,401	19,915,497
Triangle Petroleum Corp. (I) (L)	14,261	102,109
Tullow Oil PLC	170,609	3,784,335
Uranerz Energy Corp. (I) (L)	21,145	34,466
Uranium Energy Corp. (I)	18,347	47,886
Vaalco Energy, Inc. (I)	18,412	157,423
Valero Energy Corp.	210,629	6,672,727
Venoco, Inc. (I)	9,454	112,314
W&T Offshore, Inc.	11,019	206,937
Warren Resources, Inc. (I)	23,993	72,939
Western Refining, Inc.	18,224	477,104
Westmoreland Coal Company (I) (L)	3,903	38,757
Whitehaven Coal, Ltd.	85,849	252,619
Woodside Petroleum, Ltd.	124,055	4,242,240
World Fuel Services Corp.	36,291	1,292,323
WPX Energy, Inc. (I) (L)	75,638	1,254,834
ZaZa Energy Corp. (I) (L)	8,462	25,132

		637,337,316

		774,352,357
Financials - 17.3%
Capital Markets - 1.8%
3i Group PLC	182,861	659,572
Aberdeen Asset Management PLC	161,978	815,728
Affiliated Managers Group, Inc. (I)	25,864	3,181,272
Ameriprise Financial, Inc.	80,578	4,567,967
Apollo Investment Corp.	166,369	1,309,324
Arlington Asset Investment Corp., Class A (L)	2,813	67,118
Artio Global Investors, Inc. (L)	10,318	30,748
BGC Partners, Inc., Class A (L)	31,263	153,189
BlackRock Kelso Capital Corp.	23,285	226,330
BlackRock, Inc.	48,819	8,704,428
Calamos Asset Management, Inc., Class A	6,241	72,645
Capital Southwest Corp. (L)	950	106,353
Cohen & Steers, Inc.	5,860	173,573
Cowen Group, Inc., Class A (I)	27,894	75,314
Credit Suisse Group AG (I)	230,041	4,892,378
Daiwa Securities Group, Inc. (L)	312,576	1,188,401
Deutsche Bank AG	174,940	6,923,325
Diamond Hill Investment Group, Inc.	884	67,785
Duff & Phelps Corp., Class A	9,992	135,991
E*TRADE Financial Corp. (I)	97,206	856,385
Eaton Vance Corp. (L)	58,021	1,680,288

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Epoch Holding Corp.	5,125	$118,388
Evercore Partners, Inc., Class A	9,036	243,972
FBR & Company (I)	13,800	42,642
Federated Investors, Inc., Class B (L)	35,288	730,109
Fidus Investment Corp. (L)	3,309	55,260
Fifth Street Finance Corp.	25,969	285,140
Financial Engines, Inc. (I) (L)	14,777	352,136
Franklin Resources, Inc.	52,795	6,603,071
FXCM, Inc., Class A (L)	6,689	63,880
GAM Holding AG (I)	35,118	458,385
GAMCO Investors, Inc., Class A (L)	2,076	103,281
GFI Group, Inc. (L)	22,089	70,243
Gladstone Capital Corp. (L)	7,103	62,151
Gladstone Investment Corp.	7,576	59,244
Golub Capital BDC, Inc. (L)	4,723	75,096
Greenhill & Company, Inc. (L)	22,670	1,173,173
GSV Capital Corp. (I)	6,085	52,514
Harris & Harris Group, Inc. (I)	10,507	39,822
Hercules Technology Growth Capital, Inc.	15,828	174,266
HFF, Inc., Class A (I)	10,512	156,629
Horizon Technology Finance Corp.	2,392	38,655
ICAP PLC	103,413	537,908
ICG Group, Inc. (I)	12,131	123,251
INTL. FCStone, Inc. (I) (L)	4,421	84,264
Invesco, Ltd.	170,759	4,267,267
Investec PLC	101,392	627,776
Investment Technology Group, Inc. (I)	12,272	106,766
Janus Capital Group, Inc.	94,209	889,333
Jefferies Group, Inc.	64,521	883,292
JMP Group, Inc.	5,770	31,677
Julius Baer Group, Ltd. (I)	38,864	1,355,246
KBW, Inc. (L)	11,119	183,130
KCAP Financial, Inc. (L)	7,181	66,496
Knight Capital Group, Inc., Class A (I)	31,097	83,340
Ladenburg Thalmann
Financial Services, Inc. (I)	33,450	44,154
Legg Mason, Inc.	45,902	1,132,861
Macquarie Group, Ltd.	62,310	1,829,429
Main Street Capital Corp.	7,593	224,069
Man Group PLC	342,794	457,733
Manning & Napier, Inc.	4,377	53,356
MCG Capital Corp.	24,710	113,913
Medallion Financial Corp.	6,468	76,387
Mediobanca SpA	97,286	521,998
Medley Capital Corp.	5,906	83,097
Morgan Stanley	528,637	8,849,383
MVC Capital, Inc.	7,672	98,202
New Mountain Finance Corp.	3,047	45,157
NGP Capital Resources Company	7,535	56,211
Nomura Holdings, Inc. (L)	683,334	2,440,117
Northern Trust Corp. (L)	83,605	3,880,526
Oppenheimer Holdings, Inc., Class A	3,456	55,123
Partners Group Holding AG	2,513	523,090
PennantPark Investment Corp.	17,979	190,757
Piper Jaffray Companies (I) (L)	5,191	132,111
Prospect Capital Corp.	38,390	442,253
Ratos AB	36,078	319,000
Raymond James Financial, Inc.	56,318	2,064,055
Safeguard Scientifics, Inc. (I)	6,765	106,143
SBI Holdings, Inc. (L)	42,272	272,206
Schroders PLC	21,282	523,606
SEI Investments Company	68,187	1,462,611
Solar Capital, Ltd.	11,574	265,276
Solar Senior Capital, Ltd.	3,345	59,909
State Street Corp.	183,070	7,681,617

335

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Stifel Financial Corp. (I)	17,028	$572,141
SWS Group, Inc. (I) (L)	9,296	56,799
T. Rowe Price Group, Inc. (L)	97,160	6,150,228
TCP Capital Corp.	1,927	30,755
The Bank of New York Mellon Corp.	451,413	10,210,962
The Charles Schwab Corp.	419,082	5,360,059
The Goldman Sachs Group, Inc.	172,143	19,569,216
THL Credit, Inc. (L)	4,066	57,046
TICC Capital Corp.	12,100	125,840
Triangle Capital Corp.	8,653	222,036
UBS AG (I)	685,351	8,364,396
Virtus Investment Partners, Inc. (I)	1,932	166,152
Waddell & Reed Financial, Inc., Class A (L)	43,149	1,413,993
Walter Investment Management Corp. (I)	9,163	339,123
Westwood Holdings Group, Inc.	2,173	84,769
WisdomTree Investments, Inc. (I)	18,898	126,617

		142,940,399
Commercial Banks - 5.4%
1st Source Corp.	4,786	106,584
1st United Bancorp, Inc. (I)	9,450	60,953
Access National Corp.	2,924	39,942
Alliance Financial Corp. (L)	1,746	70,207
American National Bankshares, Inc.	2,786	62,936
Ameris Bancorp (I) (L)	7,902	99,486
Ames National Corp.	2,853	59,457
Aozora Bank, Ltd.	109,064	333,804
Arrow Financial Corp. (L)	3,521	88,026
Associated Banc-Corp.	86,432	1,138,309
Australia & New Zealand Banking Group, Ltd.	504,338	12,900,468
Banca Monte dei Paschi di Siena SpA (I) (L)	1,209,773	349,952
Bancfirst Corp.	2,070	88,927
Banco Bilbao Vizcaya Argentaria SA	962,286	7,608,388
Banco de Sabadell SA (L)	528,251	1,423,730
Banco Espirito Santo SA (I)	378,373	275,146
Banco Latinoamericano de
Comercio Exterior SA	9,034	199,561
Banco Popolare SC (I)	332,101	499,860
Banco Popular Espanol SA (I) (L)	250,350	549,031
Banco Santander SA	1,853,204	13,883,539
BancorpSouth, Inc. (L)	71,891	1,059,673
Bank Hapoalim, Ltd. (I)	198,956	708,891
Bank Leumi Le-Israel, Ltd. (I)	235,828	657,257
Bank of East Asia, Ltd. (L)	257,139	959,967
Bank of Hawaii Corp.	22,750	1,037,855
Bank of Marin Bancorp, Class A	1,949	82,852
Bank of the Ozarks, Inc. (L)	9,381	323,363
Bankia SA (I) (L)	187,577	313,251
Banner Corp.	5,895	159,755
Banque Cantonale Vaudoise	565	292,964
Barclays PLC	2,187,305	7,613,829
BB&T Corp.	267,581	8,872,986
BBCN Bancorp, Inc. (I)	24,931	314,380
Bendigo and Adelaide Bank, Ltd.	74,598	592,631
BNP Paribas SA	181,847	8,691,456
BOC Hong Kong Holdings, Ltd.	696,652	2,207,510
Boston Private Financial Holdings, Inc. (L)	24,997	239,721
Bridge Bancorp, Inc.	2,484	57,902
Bridge Capital Holdings (I)	3,432	53,059
Bryn Mawr Bank Corp.	3,930	88,189
BSB Bancorp, Inc. (I)	3,091	39,874
C&F Financial Corp.	1,219	47,968
CaixaBank	153,794	578,089
Camden National Corp.	2,503	92,711
Capital City Bank Group, Inc. (I) (L)	3,997	42,528

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Cardinal Financial Corp.	9,721	$139,010
Cathay General Bancorp	61,958	1,069,395
Centerstate Banks, Inc.	10,193	90,922
Central Pacific Financial Corp. (I)	6,898	98,641
Chemical Financial Corp.	8,812	213,250
Citizens & Northern Corp.	4,171	81,793
Citizens Republic Bancorp, Inc. (I)	12,798	247,641
City Holding Company (L)	4,743	169,989
City National Corp. (L)	23,739	1,222,796
CNB Financial Corp.	4,485	78,532
CoBiz Financial, Inc. (L)	11,641	81,487
Columbia Banking System, Inc. (L)	12,648	234,494
Comerica, Inc.	73,420	2,279,691
Commerce Bancshares, Inc.	37,509	1,512,738
Commerzbank AG (I)	684,702	1,227,317
Commonwealth Bank of Australia	299,673	17,277,800
Community Bank Systems, Inc. (L)	12,612	355,532
Community Trust Bancorp, Inc.	4,519	160,583
Credit Agricole SA (I)	188,154	1,306,646
Cullen/Frost Bankers, Inc. (L)	30,922	1,775,850
CVB Financial Corp.	28,279	337,651
Danske Bank A/S (I)	122,725	2,217,979
DBS Group Holdings, Ltd.	341,810	3,992,324
DNB ASA	183,885	2,261,629
Eagle Bancorp, Inc. (I)	5,587	93,415
East West Bancorp, Inc.	71,486	1,509,784
Enterprise Financial Services Corp.	5,934	80,702
Erste Group Bank AG (I)	40,832	915,216
Fidelity Southern Corp.	3,720	35,191
Fifth Third Bancorp	350,524	5,436,627
Financial Institutions, Inc.	4,671	87,067
First Bancorp North Carolina	5,228	60,279
First BanCorp Puerto Rico (I)	22,304	98,584
First Bancorp, Inc. Maine	3,264	57,283
First Busey Corp. (L)	24,054	117,384
First California Financial Group, Inc. (I)	7,875	54,810
First Commonwealth Financial Corp. (L)	33,461	235,900
First Community Bancshares, Inc.	5,361	81,809
First Connecticut Bancorp, Inc.	6,055	81,803
First Financial Bancorp	18,800	317,908
First Financial Bankshares, Inc. (L)	10,089	363,507
First Financial Corp.	3,666	114,892
First Horizon National Corp.	96,167	926,088
First Interstate Bancsystem, Inc.	5,431	81,248
First Merchants Corp.	9,411	141,259
First Midwest Bancorp, Inc.	23,798	298,665
First Niagara Financial Group, Inc.	177,542	1,436,315
FirstMerit Corp. (L)	90,033	1,326,186
FNB Corp.	44,327	496,906
FNB United Corp. (I)	3,172	37,683
Fukuoka Financial Group, Inc.	145,078	589,014
Fulton Financial Corp.	100,937	995,239
German American Bancorp, Inc.	4,123	99,447
Glacier Bancorp, Inc. (L)	23,046	359,057
Great Southern Bancorp, Inc.	3,396	104,970
Guaranty Bancorp (I)	4,878	9,854
Hancock Holding Company	66,940	2,071,793
Hang Seng Bank, Ltd.	143,951	2,206,172
Hanmi Financial Corp. (I)	10,282	131,712
Heartland Financial USA, Inc.	4,773	130,160
Heritage Commerce Corp. (I)	7,221	50,114
Heritage Financial Corp.	5,335	80,185
Heritage Oaks Bancorp (I)	7,643	44,024
Hokuhoku Financial Group, Inc.	308	476
Home BancShares, Inc.	7,038	239,925

336

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Horizon Bancorp	1,504	$42,984
HSBC Holdings PLC	3,418,284	31,718,672
Hudson Valley Holding Corp.	5,174	88,217
Huntington Bancshares, Inc.	329,112	2,270,873
Iberiabank Corp. (L)	9,411	431,024
Independent Bank Corp. (L)	6,938	208,764
International Bancshares Corp.	44,443	846,639
Intesa Sanpaolo SpA	1,896,204	2,899,970
Intesa Sanpaolo SpA (Italian Exchange)	175,621	228,203
Investors Bancorp, Inc. (I)	14,132	257,768
KBC Groep NV	30,333	731,881
KeyCorp	357,707	3,126,359
Lakeland Bancorp, Inc.	8,970	92,840
Lakeland Financial Corp.	5,383	148,571
Lloyds Banking Group PLC (I)	7,943,629	5,005,072
M&T Bank Corp. (L)	45,934	4,371,079
MainSource Financial Group, Inc.	6,836	87,774
MB Financial, Inc.	17,488	345,388
Mercantile Bank Corp. (I)	2,994	51,317
Merchants Bancshares, Inc.	2,072	61,228
Metro Bancorp, Inc. (I)	4,817	61,031
MetroCorp Bancshares, Inc. (I)	5,542	58,690
Middleburg Financial Corp.	2,218	39,392
Mitsubishi UFJ Financial Group	2,397,776	11,171,881
Mizrahi Tefahot Bank, Ltd. (I)	23,314	206,281
Mizuho Financial Group, Inc. (L)	4,300,243	6,960,950
National Australia Bank, Ltd.	421,463	11,104,541
National Bankshares, Inc. (L)	2,557	84,892
National Penn Bancshares, Inc.	39,329	358,287
Natixis	174,115	550,660
NBT Bancorp, Inc.	10,558	233,015
Nordea Bank AB	495,482	4,918,994
Northrim BanCorp, Inc.	2,419	48,719
Old National Bancorp (L)	30,166	410,559
OmniAmerican Bancorp, Inc. (I)	3,971	90,261
Oriental Financial Group, Inc. (L)	13,048	137,265
Oversea-Chinese Banking Corp., Ltd.	485,663	3,686,388
Pacific Capital Bancorp (I)	1,345	61,736
Pacific Continental Corp.	6,404	57,188
Pacific Mercantile Bancorp (I)	4,042	26,435
PacWest Bancorp	9,655	225,637
Park National Corp.	3,641	254,943
Park Sterling Corp. (I)	11,335	55,995
Penns Woods Bancorp, Inc.	1,440	63,835
Peoples Bancorp, Inc.	3,690	84,464
Pinnacle Financial Partners, Inc. (I) (L)	11,092	214,297
PNC Financial Services Group, Inc.	202,198	12,758,694
Preferred Bank (I)	4,278	60,662
PrivateBancorp, Inc.	19,325	309,007
Prosperity Bancshares, Inc.	37,064	1,579,668
Raiffeisen Bank International AG (L)	9,203	334,723
Regions Financial Corp.	538,194	3,880,379
Renasant Corp. (L)	8,253	161,800
Republic Bancorp, Inc., Class A (L)	3,356	73,664
Resona Holdings, Inc.	355,182	1,455,463
Royal Bank of Scotland Group PLC (I)	392,348	1,629,575
S&T Bancorp, Inc. (L)	9,256	162,998
Sandy Spring Bancorp, Inc.	7,848	151,074
SCBT Financial Corp.	4,883	196,687
Seacoast Banking Corp. of Florida (I)	24,967	39,698
Seven Bank, Ltd.	100,690	306,955
Shinsei Bank, Ltd.	284,237	367,544
Sierra Bancorp	4,169	51,112
Signature Bank (I) (L)	23,601	1,583,155
Simmons First National Corp., Class A	5,578	135,852

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Skandinaviska Enskilda Banken AB, Series A	265,395	$2,229,356
Societe Generale SA (I)	131,456	3,749,440
Southside Bancshares, Inc.	5,755	125,517
Southwest Bancorp, Inc. (I)	6,421	69,668
Standard Chartered PLC	450,185	10,197,457
State Bank Financial Corp.	10,232	168,726
StellarOne Corp.	7,636	100,490
Sterling Bancorp	10,287	102,047
Sterling Financial Corp.	8,621	191,990
Suffolk Bancorp (I)	3,657	53,612
Sumitomo Mitsui Financial Group, Inc. (L)	252,912	7,867,808
Sumitomo Mitsui Trust Holdings, Inc.	586,956	1,743,298
Sun Bancorp, Inc. (I)	13,374	45,070
SunTrust Banks, Inc.	205,068	5,797,272
Suruga Bank, Ltd.	34,088	385,249
Susquehanna Bancshares, Inc.	59,762	625,111
SVB Financial Group (I)	22,365	1,352,188
Svenska Handelsbanken AB, Class A	92,902	3,489,904
Swedbank AB, Class A	154,631	2,908,689
SY Bancorp, Inc. (L)	4,136	97,858
Synovus Financial Corp. (L)	396,088	938,729
Taylor Capital Group, Inc. (I)	5,344	91,489
TCF Financial Corp. (L)	82,037	979,522
Texas Capital Bancshares, Inc. (I) (L)	12,106	601,789
The Bancorp, Inc. (I)	9,463	97,185
The Bank of Kyoto, Ltd.	60,355	509,614
The Bank of Yokohama, Ltd.	228,776	1,083,327
The Chiba Bank, Ltd.	143,129	829,593
The Chugoku Bank, Ltd.	33,112	464,559
The First of Long Island Corp. (L)	2,767	85,251
The Gunma Bank, Ltd.	72,025	364,095
The Hachijuni Bank, Ltd.	78,874	434,794
The Iyo Bank, Ltd.	48,759	397,262
The Joyo Bank, Ltd.	121,685	592,705
The Nishi-Nippon City Bank, Ltd.	127,559	295,680
The Shizuoka Bank, Ltd. (L)	100,299	1,026,571
Tompkins Financial Corp.	3,014	122,127
TowneBank (L)	8,626	132,237
Trico Bancshares	5,377	88,882
Trustmark Corp. (L)	53,182	1,294,450
U.S. Bancorp	723,643	24,820,955
UMB Financial Corp. (L)	10,273	500,090
Umpqua Holdings Corp. (L)	35,662	459,683
UniCredit SpA (I)	762,420	3,186,987
Union First Market Bankshares Corp.	6,715	104,485
Unione di Banche Italiane SCPA	161,301	598,935
United Bankshares, Inc. (L)	16,020	399,058
United Community Banks, Inc. (I)	13,462	112,946
United Overseas Bank, Ltd.	239,364	3,821,945
Univest Corp. of Pennsylvania	5,446	98,028
Valley National Bancorp (L)	99,390	995,888
Virginia Commerce Bancorp, Inc. (I)	8,886	77,753
Washington Banking Company	5,169	73,245
Washington Trust Bancorp, Inc.	4,795	125,965
Webster Financial Corp.	59,265	1,404,581
Wells Fargo & Company	1,876,076	64,780,904
WesBanco, Inc. (L)	7,503	155,387
West Bancorp, Inc.	5,512	66,420
West Coast Bancorp	6,297	141,808
Westamerica Bancorp. (L)	22,792	1,072,364
Western Alliance Bancorp (I)	22,337	227,837
Westpac Banking Corp.	575,000	14,768,692
Wilshire Bancorp, Inc. (I)	20,149	126,939
Wing Hang Bank, Ltd.	33,650	315,409
Wintrust Financial Corp. (L)	11,595	435,624

337

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Yamaguchi Financial Group, Inc.	39,936	$323,310
Zions Bancorporation (L)	70,112	1,448,163

		426,792,991
Consumer Finance - 0.6%
AEON Credit Service Company, Ltd. (L)	12,253	263,609
American Express Company	376,648	21,416,205
Capital One Financial Corp.	221,938	12,652,685
Cash America International, Inc. (L)	9,361	361,054
Credit Acceptance Corp. (I)	2,510	214,630
Credit Saison Company, Ltd. (L)	29,695	717,528
DFC Global Corp. (I)	14,142	242,535
Discover Financial Services	196,635	7,812,309
Ezcorp, Inc., Class A (I)	15,317	351,219
First Cash Financial Services, Inc. (I)	9,166	421,728
Green Dot Corp., Class A (I)	7,695	94,110
Nelnet, Inc., Class A	7,742	183,795
Netspend Holdings, Inc. (I)	10,096	99,244
Nicholas Financial, Inc.	3,382	43,662
SLM Corp.	179,387	2,819,964
The First Marblehead Corp. (I)	4,185	4,394
World Acceptance Corp. (I)	3,532	238,233

		47,936,904
Diversified Financial Services - 2.2%
ASX, Ltd.	32,979	1,009,397
Bank of America Corp.	4,116,563	36,349,251
CBOE Holdings, Inc.	43,963	1,293,391
Citigroup, Inc.	1,120,245	36,654,416
CME Group, Inc.	116,884	6,697,453
Deutsche Boerse AG	36,324	2,011,636
Eurazeo	5,610	257,724
Exor SpA	12,068	304,648
First Pacific Company, Ltd.	397,275	430,656
Gain Capital Holdings, Inc.	5,613	27,672
Groupe Bruxelles Lambert SA	15,175	1,127,488
Hong Kong Exchanges & Clearing, Ltd.	193,246	2,906,097
Industrivarden AB, C Shares	22,168	317,913
ING Groep NV (I)	720,892	5,730,695
IntercontinentalExchange, Inc. (I)	27,718	3,697,858
Investment AB Kinnevik	38,732	805,552
Investor AB, B Shares	85,702	1,891,157
JPMorgan Chase & Company	1,451,312	58,749,110
Leucadia National Corp. (L)	75,572	1,719,263
London Stock Exchange Group PLC	33,172	505,932
MarketAxess Holdings, Inc.	11,641	367,856
Marlin Business Services Corp.	2,753	58,391
Mitsubishi UFJ Lease &
Finance Company, Ltd.	10,968	462,138
Moody’s Corp. (L)	73,869	3,262,794
MSCI, Inc. (I)	61,337	2,195,251
NewStar Financial, Inc. (I)	8,430	101,076
NYSE Euronext	94,205	2,322,153
ORIX Corp.	19,704	1,975,784
Pargesa Holding SA	5,088	337,349
PHH Corp. (I) (L)	18,066	367,643
PICO Holdings, Inc. (I)	7,342	167,544
Pohjola Bank OYJ	26,073	344,083
Resource America, Inc., Class A	4,651	31,813
Singapore Exchange, Ltd.	161,648	919,221
The NASDAQ OMX Group, Inc.	44,684	1,040,914
Wendel SA	6,186	523,241

		176,964,560
Insurance - 3.9%
ACE, Ltd.	129,665	9,802,674

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Admiral Group PLC	38,311	$653,150
Aegon NV	323,343	1,688,982
Aflac, Inc.	179,133	8,576,888
Ageas	43,978	1,056,595
AIA Group, Ltd.	1,926,934	7,116,320
Alleghany Corp. (I)	8,527	2,941,303
Allianz SE	85,692	10,203,435
Alterra Capital Holdings, Ltd. (L)	27,103	648,846
American Equity Investment Life
Holding Company (L)	19,272	224,133
American Financial Group, Inc.	39,715	1,505,199
American International Group, Inc. (I)	445,566	14,610,109
American Safety Insurance Holdings, Ltd. (I)	3,104	58,014
AMERISAFE, Inc. (I)	5,859	159,013
AMP, Ltd.	544,844	2,436,999
Amtrust Financial Services, Inc. (L)	8,619	220,819
Aon PLC	123,076	6,435,644
Argo Group International Holdings, Ltd.	8,176	264,821
Arthur J. Gallagher & Company	60,931	2,182,548
Aspen Insurance Holdings, Ltd.	35,944	1,095,933
Assicurazioni Generali SpA	219,757	3,168,943
Assurant, Inc.	30,891	1,152,234
Aviva PLC (I)	549,279	2,838,310
AXA SA	332,755	4,972,331
Baldwin & Lyons, Inc., Class B	2,703	64,629
Baloise Holding AG	8,941	704,131
Berkshire Hathaway, Inc., Class B (I)	700,254	61,762,403
Brown & Brown, Inc.	59,172	1,542,614
Cincinnati Financial Corp. (L)	55,800	2,114,262
Citizens, Inc. (I) (L)	12,332	129,363
CNO Financial Group, Inc.	67,513	651,500
CNP Assurances	27,972	365,918
Crawford & Company, Class B	8,749	43,832
Delta Lloyd NV	26,072	399,345
Donegal Group, Inc., Class A	2,660	37,346
Eastern Insurance Holdings, Inc.	2,587	43,384
eHealth, Inc. (I)	6,456	121,179
EMC Insurance Group, Inc.	1,651	34,671
Employers Holdings, Inc.	10,127	185,628
Enstar Group, Ltd. (I)	2,666	265,667
Everest Re Group, Ltd.	26,093	2,790,907
FBL Financial Group, Inc., Class A	3,335	110,722
Fidelity National Financial, Inc., Class A	106,165	2,270,869
First American Financial Corp.	87,322	1,892,268
Flagstone Reinsurance Holdings SA	17,268	148,332
Genworth Financial, Inc., Class A (I)	187,080	978,428
Gjensidige Forsikring ASA	37,659	522,924
Global Indemnity PLC (I)	3,711	81,197
Greenlight Capital Re, Ltd., Class A (I)	8,967	221,933
Hallmark Financial Services, Inc. (I)	5,329	43,378
Hannover Rueckversicherung AG	11,353	726,337
Hartford Financial Services Group, Inc. (L)	165,471	3,216,756
HCC Insurance Holdings, Inc.	50,750	1,719,918
Hilltop Holdings, Inc. (I)	12,765	162,243
Homeowners Choice, Inc. (L)	2,482	58,327
Horace Mann Educators Corp.	12,584	227,896
Infinity Property & Casualty Corp.	3,757	226,885
Insurance Australia Group, Ltd.	391,151	1,766,861
Kansas City Life Insurance Company	1,558	60,030
Kemper Corp.	27,478	843,849
Legal & General Group PLC	1,105,321	2,361,906
Lincoln National Corp.	106,816	2,583,879
Loews Corp.	119,102	4,914,149
Maiden Holdings, Ltd.	16,133	143,422
Mapfre SA	144,999	397,070

338

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Marsh & McLennan Companies, Inc.	207,833	$7,051,774
Meadowbrook Insurance Group, Inc.	16,238	124,870
Mercury General Corp.	18,256	705,594
MetLife, Inc.	405,975	13,989,899
Montpelier Re Holdings, Ltd.	15,788	349,388
MS&AD Insurance Group Holdings (L)	95,396	1,639,742
Muenchener Rueckversicherungs AG	33,753	5,274,070
National Financial Partners Corp. (I) (L)	12,847	217,114
National Interstate Corp.	2,038	52,580
National Western Life Insurance
Company, Class A	717	102,710
NKSJ Holdings, Inc.	70,378	1,376,779
Old Mutual PLC	915,913	2,521,383
Old Republic International Corp.	121,491	1,129,866
OneBeacon Insurance Group, Ltd., Class A	7,355	98,851
Platinum Underwriters Holdings, Ltd. (L)	10,856	443,685
Presidential Life Corp.	7,408	103,193
Primerica, Inc.	15,001	429,629
Principal Financial Group, Inc. (L)	106,208	2,861,244
Protective Life Corp.	40,266	1,055,372
Prudential Financial, Inc.	177,812	9,692,532
Prudential PLC	480,291	6,232,179
QBE Insurance Group, Ltd.	222,413	2,977,381
Reinsurance Group of America, Inc.	37,133	2,148,887
Resolution, Ltd.	261,848	919,500
RLI Corp. (L)	6,737	449,088
RSA Insurance Group PLC	668,463	1,194,870
Safety Insurance Group, Inc.	4,038	185,263
Sampo OYJ	78,871	2,460,191
SCOR SE	30,736	791,874
SeaBright Holdings, Inc.	6,733	74,063
Selective Insurance Group, Inc.	17,587	333,977
Sony Financial Holdings, Inc.	32,716	557,339
StanCorp Financial Group, Inc.	22,179	692,872
Standard Life PLC	443,566	1,959,763
State Auto Financial Corp.	4,866	79,754
Stewart Information Services Corp. (L)	6,004	120,921
Suncorp Group, Ltd.	242,101	2,319,320
Swiss Life Holding (I)	5,738	685,037
Swiss Re, Ltd. (I)	66,282	4,265,100
Symetra Financial Corp.	24,633	302,986
T&D Holdings, Inc.	108,962	1,178,750
The Allstate Corp.	185,283	7,339,060
The Chubb Corp.	101,353	7,731,207
The Dai-ichi Life Insurance Company, Ltd.	1,599	1,813,254
The Hanover Insurance Group, Inc.	22,511	838,760
The Navigators Group, Inc. (I)	3,175	156,289
The Phoenix Companies, Inc. (I) (L)	1,871	57,384
The Progressive Corp. (L)	214,246	4,443,462
The Travelers Companies, Inc.	147,053	10,037,838
Tokio Marine Holdings, Inc.	136,302	3,479,271
Torchmark Corp. (L)	36,485	1,873,505
Tower Group, Inc.	11,185	216,877
Tryg A/S	4,619	300,209
United Fire Group, Inc.	6,466	162,426
Unum Group	106,540	2,047,699
Vienna Insurance Group AG	7,234	307,359
W.R. Berkley Corp. (L)	55,993	2,099,178
XL Group PLC	116,758	2,805,695
Zurich Insurance Group AG (I)	27,735	6,905,781

		312,714,245
Real Estate Investment Trusts - 2.6%
Acadia Realty Trust	14,019	347,952
AG Mortgage Investment Trust, Inc.	5,093	122,894

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Agree Realty Corp.	3,954	$100,787
Alexander’s, Inc.	669	285,991
Alexandria Real Estate Equities, Inc.	31,613	2,324,188
American Assets Trust, Inc.	10,645	285,180
American Campus Communities, Inc. (L)	46,329	2,032,917
American Capital Mortgage Investment Corp.	11,307	284,145
American Realty Capital Trust, Inc.	50,421	591,438
Anworth Mortgage Asset Corp.	42,811	291,115
Apartment Investment & Management
Company, Class A	55,902	1,452,893
Apollo Commercial Real Estate Finance, Inc.	5,687	98,613
Apollo Residential Mortgage, Inc.	7,780	171,471
Ares Commercial Real Estate Corp. (L)	2,718	46,369
ARMOUR Residential REIT, Inc.	56,502	432,805
Ascendas Real Estate Investment Trust	358,239	702,175
Ashford Hospitality Trust, Inc.	17,027	143,027
Associated Estates Realty Corp.	13,490	204,508
AvalonBay Communities, Inc.	36,997	5,031,222
Beni Stabili SpA	44	23
BGP Holdings PLC (I)	1,525,695	2
BioMed Realty Trust, Inc.	77,643	1,453,477
Boston Properties, Inc.	57,543	6,364,831
BRE Properties, Inc.	38,674	1,813,424
British Land Company PLC	158,950	1,342,677
Camden Property Trust	42,098	2,714,900
Campus Crest Communities, Inc.	10,023	108,248
Capital Shopping Centres Group PLC	105,831	560,653
CapitaMall Trust	438,981	721,557
CapLease, Inc.	22,914	118,465
Capstead Mortgage Corp.	29,403	396,646
Cedar Realty Trust, Inc.	19,727	104,159
Centro Retail Australia	239,764	519,701
CFS Retail Property Trust Group	374,151	748,837
Chatham Lodging Trust	4,866	67,540
Chesapeake Lodging Trust	10,219	203,052
Colonial Properties Trust	27,879	586,853
Colony Financial, Inc.	10,333	201,287
Coresite Realty Corp.	6,604	177,912
Corio NV	12,162	518,703
Corporate Office Properties Trust (L)	36,285	869,751
Cousins Properties, Inc.	29,194	231,800
CreXus Investment Corp.	20,365	220,146
CubeSmart	39,218	504,736
CYS Investments, Inc.	36,291	511,340
DCT Industrial Trust, Inc. (L)	78,092	505,255
Dexus Property Group	865,655	852,778
DiamondRock Hospitality Company	53,301	513,289
Duke Realty Corp.	135,823	1,996,598
DuPont Fabros Technology, Inc. (L)	19,494	492,224
Dynex Capital, Inc.	17,515	188,286
EastGroup Properties, Inc.	9,031	480,449
Education Realty Trust, Inc.	30,177	328,929
Entertainment Properties Trust (L)	14,794	657,297
Equity One, Inc.	48,200	1,015,092
Equity Residential	115,330	6,634,935
Essex Property Trust, Inc.	18,339	2,718,573
Excel Trust, Inc.	11,034	126,008
Federal Realty Investment Trust	32,291	3,400,242
FelCor Lodging Trust, Inc. (I)	39,846	188,870
First Industrial Realty Trust, Inc. (I)	28,291	371,744
First Potomac Realty Trust (L)	16,219	208,901
Fonciere Des Regions	4,900	368,861
Franklin Street Properties Corp. (L)	23,123	255,972
Gecina SA	4,130	423,545
Getty Realty Corp. (L)	8,233	147,782

339

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Gladstone Commercial Corp. (L)	4,017	$73,350
Glimcher Realty Trust	44,402	469,329
Goodman Group	291,758	1,197,762
Government Properties Income Trust	11,695	273,663
GPT Group	269,308	945,217
Gramercy Capital Corp. (I)	15,474	46,577
Gyrodyne Company of America, Inc. (I)	429	46,602
Hammerson PLC	134,188	979,237
HCP, Inc.	163,951	7,292,540
Health Care REIT, Inc.	87,234	5,037,764
Healthcare Realty Trust, Inc.	24,691	569,128
Hersha Hospitality Trust	54,845	268,741
Highwoods Properties, Inc. (L)	61,559	2,008,055
Home Properties, Inc.	25,124	1,539,347
Hospitality Properties Trust	62,223	1,479,663
Host Hotels & Resorts, Inc. (L)	276,592	4,439,302
Hudson Pacific Properties, Inc.	11,325	209,513
ICADE	4,404	359,443
Inland Real Estate Corp. (L)	24,179	199,477
Invesco Mortgage Capital, Inc.	36,434	733,416
Investors Real Estate Trust (L)	27,380	226,433
iStar Financial, Inc. (I) (L)	26,901	222,740
Japan Prime Realty Investment Corp.	145	436,877
Japan Real Estate Investment Corp. (L)	102	1,027,014
Japan Retail Fund Investment Corp.	352	629,036
Kimco Realty Corp.	155,074	3,143,350
Kite Realty Group Trust	18,053	92,070
Klepierre	18,762	658,810
Land Securities Group PLC	146,618	1,805,068
LaSalle Hotel Properties	27,165	725,034
Lexington Realty Trust (L)	37,751	364,675
Liberty Property Trust	59,200	2,145,408
LTC Properties, Inc.	9,707	309,168
Mack-Cali Realty Corp.	41,997	1,117,120
Medical Properties Trust, Inc.	43,005	449,402
Mirvac Group	643,672	952,346
Mission West Properties, Inc.	6,695	58,247
Monmouth Real Estate
Investment Corp., Class A	13,150	147,149
National Health Investments, Inc. (L)	7,741	398,197
National Retail Properties, Inc.	54,493	1,662,037
New York Mortgage Trust, Inc.	6,153	43,379
Nippon Building Fund, Inc.	113	1,217,595
Nomura Real Estate Office Fund, Inc.	51	319,434
NorthStar Realty Finance Corp. (L)	42,060	267,502
Omega Healthcare Investors, Inc. (L)	88,214	2,005,104
One Liberty Properties, Inc. (L)	3,887	72,493
Parkway Properties, Inc.	5,236	70,005
Pebblebrook Hotel Trust	16,672	389,958
Pennsylvania Real Estate Investment Trust	17,798	282,276
PennyMac Mortgage Investment Trust	12,609	294,672
Plum Creek Timber Company, Inc. (L)	61,558	2,698,703
Potlatch Corp.	33,098	1,236,872
Prologis, Inc.	176,701	6,189,836
PS Business Parks, Inc.	5,843	390,429
Public Storage	54,947	7,646,974
RAIT Financial Trust (L)	16,303	85,591
Ramco-Gershenson Properties Trust	14,617	183,151
Rayonier, Inc. (L)	61,837	3,030,631
Realty Income Corp. (L)	67,216	2,748,462
Redwood Trust, Inc.	25,241	364,985
Regency Centers Corp.	45,296	2,207,274
Resource Capital Corp.	27,126	159,501
Retail Opportunity Investments Corp. (L)	16,095	207,143
RLJ Lodging Trust	33,695	637,172

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Rouse Properties, Inc. (L)	7,060	$101,311
Sabra Health Care REIT, Inc.	11,829	236,698
Saul Centers, Inc.	2,440	108,336
Segro PLC	139,679	512,376
Select Income REIT	2,747	67,631
Senior Housing Properties Trust	88,868	1,935,545
Simon Property Group, Inc.	115,785	17,577,321
SL Green Realty Corp. (L)	45,404	3,635,498
Sovran Self Storage, Inc.	9,201	532,278
STAG Industrial, Inc.	7,847	127,592
Starwood Property Trust, Inc.	36,649	852,822
Stockland	423,539	1,463,290
Strategic Hotels & Resorts, Inc. (I)	57,739	347,011
Summit Hotel Properties, Inc.	9,688	82,736
Sun Communities, Inc.	8,526	376,167
Sunstone Hotel Investors, Inc. (I)	37,807	415,877
Taubman Centers, Inc.	31,076	2,384,461
Terreno Realty Corp.	4,573	72,253
The Link REIT	425,715	2,014,438
The Macerich Company (L)	67,046	3,837,043
Two Harbors Investment Corp.	67,799	796,638
UDR, Inc.	126,001	3,127,345
UMH Properties, Inc.	4,793	57,372
Unibail-Rodamco SE	17,278	3,449,574
Universal Health Realty Income Trust	3,809	175,138
Urstadt Biddle Properties, Inc., Class A	7,314	147,962
Ventas, Inc.	112,733	7,017,629
Vornado Realty Trust	64,604	5,236,154
Washington Real Estate Investment Trust (L)	21,003	563,300
Weingarten Realty Investors	56,181	1,579,248
Western Asset Mortgage Capital Corp.	2,705	60,051
Westfield Group	406,049	4,264,219
Westfield Retail Trust	545,916	1,631,968
Weyerhaeuser Company	204,794	5,353,315
Whitestone REIT	3,932	51,902
Winthrop Realty Trust	9,344	100,728

		205,666,716
Real Estate Management & Development - 0.6%
Aeon Mall Company, Ltd.	13,631	333,424
Alexander & Baldwin, Inc. (I) (L)	21,355	630,613
AV Homes, Inc. (I)	3,263	48,423
CapitaLand, Ltd.	482,024	1,243,822
CapitaMalls Asia, Ltd.	256,093	343,296
CBRE Group, Inc., Class A (I)	115,995	2,135,468
Cheung Kong Holdings, Ltd.	260,942	3,809,722
City Developments, Ltd.	94,469	900,762
Consolidated-Tomoka Land Company (L)	1,471	48,381
Daito Trust Construction Company, Ltd.	13,631	1,370,777
Daiwa House Industry Company, Ltd. (L)	96,310	1,397,415
Forestar Group, Inc. (I) (L)	11,114	185,159
Global Logistic Properties, Ltd.	389,390	793,727
Hang Lung Group, Ltd.	164,547	1,040,423
Hang Lung Properties, Ltd.	421,251	1,438,408
Henderson Land Development Company, Ltd.	177,694	1,268,698
Hulic Company, Ltd. (I)	45,077	272,321
Hysan Development Company, Ltd.	119,785	543,056
Immoeast AG (I)	70,405	0
IMMOFINANZ AG (I)	175,245	636,545
Jones Lang LaSalle, Inc.	22,179	1,693,367
Kennedy-Wilson Holdings, Inc. (L)	11,322	158,168
Keppel Land, Ltd.	140,229	404,223
Kerry Properties, Ltd.	135,055	681,572
Lend Lease Corp.	102,455	831,009
Mitsubishi Estate Company, Ltd.	235,650	4,508,281

340

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Mitsui Fudosan Company, Ltd.	157,750	$3,156,796
New World Development Company, Ltd.	694,827	1,069,642
Nomura Real Estate Holdings, Inc.	17,916	314,715
NTT Urban Development Corp.	213	171,288
Sino Land Company, Ltd.	557,089	1,035,898
Sumitomo Realty &
Development Company, Ltd. (L)	67,177	1,782,141
Sun Hung Kai Properties, Ltd.	295,060	4,319,862
Swire Pacific, Ltd.	127,789	1,560,097
Swiss Prime Site AG (I)	9,209	760,807
Tejon Ranch Company (I)	4,235	127,219
Thomas Properties Group, Inc.	10,643	61,942
Tokyu Land Corp.	79,823	427,183
UOL Group, Ltd.	86,671	403,621
Wharf Holdings, Ltd.	284,698	1,956,382
Wheelock and Company, Ltd.	172,370	739,871
Zillow, Inc., Class A (I) (L)	1,018	42,939

		44,647,463
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp. (L)	68,672	678,479
Bank Mutual Corp.	15,643	71,176
BankFinancial Corp.	7,433	65,336
Beneficial Mutual Bancorp, Inc. (I)	10,671	102,015
Berkshire Hill Bancorp, Inc.	7,159	163,798
BofI Holding, Inc. (I)	3,423	89,169
Brookline Bancorp, Inc.	22,596	199,297
Cape Bancorp, Inc. (I)	4,354	40,753
Clifton Savings Bancorp, Inc.	3,043	33,473
Dime Community Bancshares, Inc.	10,404	150,234
Doral Financial Corp. (I)	41,169	38,728
ESB Financial Corp.	3,607	50,354
ESSA Bancorp, Inc.	3,539	36,770
EverBank Financial Corp.	6,921	95,302
Federal Agricultural Mortgage Corp., Class C	3,310	85,199
First Defiance Financial Corp.	3,372	58,201
First Financial Holdings, Inc.	5,500	71,445
First Pactrust Bancorp, Inc.	3,865	48,351
Flushing Financial Corp.	10,285	162,503
Fox Chase Bancorp, Inc.	4,574	71,446
Franklin Financial Corp. (I)	4,937	84,225
Heritage Financial Group, Inc.	3,309	43,480
Home Bancorp, Inc. (I)	2,696	48,501
Home Federal Bancorp, Inc.	5,270	59,656
Home Loan Servicing Solutions, Ltd.	4,575	74,435
HomeStreet, Inc. (I)	1,486	56,557
Hudson City Bancorp, Inc.	182,467	1,452,437
Kaiser Federal Financial Group, Inc.	3,339	50,386
Kearny Financial Corp. (I)	4,709	45,866
MGIC Investment Corp. (I)	60,058	91,889
Nationstar Mortgage Holdings, Inc. (I)	6,148	203,991
New York Community Bancorp, Inc. (L)	221,139	3,131,328
Northfield Bancorp, Inc. (I) (L)	4,980	79,780
Northwest Bancshares, Inc.	30,910	378,029
OceanFirst Financial Corp.	4,841	71,017
Ocwen Financial Corp. (I)	34,247	938,710
Oritani Financial Corp.	14,698	221,205
People’s United Financial, Inc.	135,475	1,644,667
Peoples Federal Bancshares, Inc.	2,505	43,286
Provident Financial Holdings, Inc.	3,453	49,067
Provident Financial Services, Inc.	19,153	302,426
Provident New York Bancorp	11,151	104,931
Radian Group, Inc. (L)	42,601	184,888
Rockville Financial, Inc.	9,567	117,196
SI Financial Group, Inc.	3,810	44,653

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Territorial Bancorp, Inc.	3,706	$85,053
TrustCo Bank Corp.	30,183	172,647
United Financial Bancorp, Inc.	5,379	77,834
ViewPoint Financial Group	10,712	205,349
Walker & Dunlop, Inc. (I)	4,108	63,140
Washington Federal, Inc.	53,769	896,867
Westfield Financial, Inc. (L)	9,182	68,773
WSFS Financial Corp.	2,591	106,956

		13,511,254

		1,371,174,532
Health Care - 11.4%
Biotechnology - 1.4%
Achillion Pharmaceuticals, Inc. (I)	17,054	177,532
Acorda Therapeutics, Inc. (I)	12,795	327,680
Actelion, Ltd. (I)	20,880	1,047,479
Aegerion Pharmaceuticals, Inc. (I)	6,989	103,577
Affymax, Inc. (I)	11,536	242,948
Agenus, Inc. (I)	7,907	36,451
Alexion Pharmaceuticals, Inc. (I)	73,704	8,431,738
Alkermes PLC (I)	38,791	804,913
Allos Therapeutics, Inc. (I)	26,492	0
Alnylam Pharmaceuticals, Inc. (I)	14,801	278,111
AMAG Pharmaceuticals, Inc. (I)	6,890	122,229
Amgen, Inc.	294,279	24,813,605
Amicus Therapeutics, Inc. (I)	9,869	51,319
Anacor Pharmaceuticals, Inc. (I)	1,362	8,962
Arena Pharmaceuticals, Inc. (I) (L)	62,784	522,363
Arqule, Inc. (I)	18,932	96,743
Array BioPharma, Inc. (I)	29,101	170,532
Astex Pharmaceuticals (I)	29,923	91,864
AVEO Pharmaceuticals, Inc. (I) (L)	12,469	129,802
BioCryst Pharmaceuticals, Inc. (I) (L)	15,806	67,017
Biogen Idec, Inc. (I)	90,230	13,465,023
Biospecifics Technologies Corp. (I)	1,828	35,500
Biotime, Inc. (I) (L)	9,835	41,307
Celgene Corp. (I)	164,776	12,588,886
Celldex Therapeutics, Inc. (I) (L)	18,944	119,347
Cepheid, Inc. (I) (L)	20,864	720,017
ChemoCentryx, Inc. (I)	320	3,722
Clovis Oncology, Inc. (I) (L)	4,392	89,816
Codexis, Inc. (I)	9,026	27,349
Coronado Biosciences, Inc. (I)	1,880	9,776
CSL, Ltd.	96,058	4,569,057
Cubist Pharmaceuticals, Inc. (I)	20,102	958,463
Curis, Inc. (I) (L)	25,554	105,794
Cytori Therapeutics, Inc. (I) (L)	17,538	77,343
Dendreon Corp. (I) (L)	49,036	236,844
Discovery Laboratories, Inc. (I)	13,650	44,772
Dusa Pharmaceuticals, Inc. (I)	8,239	55,943
Dyax Corp. (I)	32,649	84,887
Dynavax Technologies Corp. (I)	55,602	264,666
Emergent Biosolutions, Inc. (I)	8,164	116,010
Enzon Pharmaceuticals, Inc. (I)	13,651	95,011
Exact Sciences Corp. (I)	18,327	201,780
Exelixis, Inc. (I) (L)	47,480	228,854
Genomic Health, Inc. (I) (L)	5,137	178,203
Geron Corp. (I) (L)	42,930	72,981
Gilead Sciences, Inc. (I)	289,214	19,183,565
Grifols SA (I)	28,079	928,373
GTx, Inc. (I)	9,210	42,182
Halozyme Therapeutics, Inc. (I) (L)	28,661	216,677
Idenix Pharmaceuticals, Inc. (I)	23,878	109,122
ImmunoCellular Therapeutics, Ltd. (I)	12,656	35,563

341

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Immunogen, Inc. (I)	24,663	$360,080
Immunomedics, Inc. (I)	22,043	77,371
Infinity Pharmaceuticals, Inc. (I)	6,292	148,177
InterMune, Inc. (I)	20,871	187,213
Ironwood Pharmaceuticals, Inc. (I) (L)	23,995	306,656
Isis Pharmaceuticals, Inc. (I) (L)	31,962	449,705
Keryx Biopharmaceuticals Inc. (I) (L)	22,322	62,948
Lexicon Pharmaceuticals, Inc. (I) (L)	63,722	147,835
Ligand Pharmaceuticals, Inc., Class B (I)	5,629	96,537
MannKind Corp. (I) (L)	36,469	105,031
Maxygen, Inc.	9,569	25,262
Merrimack Pharmaceuticals, Inc. (I) (L)	5,132	48,138
Momenta Pharmaceuticals, Inc. (I)	14,955	217,894
Neurocrine Biosciences, Inc. (I)	21,211	169,264
NewLink Genetics Corp. (I) (L)	4,066	65,991
Novavax, Inc. (I) (L)	38,013	82,108
NPS Pharmaceuticals, Inc. (I)	27,521	254,569
OncoGenex Pharmaceuticals, Inc. (I)	4,875	69,079
Oncothyreon, Inc. (I) (L)	18,364	94,391
Opko Health, Inc. (I) (L)	34,260	143,207
Orexigen Therapeutics, Inc. (I)	19,528	111,505
Osiris Therapeutics, Inc. (I) (L)	5,351	59,129
PDL BioPharma, Inc. (L)	44,518	342,343
Pharmacyclics, Inc. (I)	17,325	1,117,463
Progenics Pharmaceuticals, Inc. (I) (L)	9,785	28,083
Raptor Pharmaceutical Corp. (I) (L)	15,798	87,837
Regeneron Pharmaceuticals, Inc. (I) (L)	37,732	5,760,167
Repligen Corp. (I)	9,924	59,147
Rigel Pharmaceuticals, Inc. (I)	22,967	235,412
Sangamo Biosciences, Inc. (I)	16,813	102,223
Seattle Genetics, Inc. (I) (L)	30,244	815,076
SIGA Technologies, Inc. (I) (L)	11,701	37,443
Spectrum Pharmaceuticals, Inc. (I) (L)	18,923	221,399
Sunesis Pharmaceuticals Inc (I)	4,895	27,657
Synageva BioPharma Corp. (I)	2,945	157,351
Synergy Pharmaceuticals, Inc. (I)	13,058	62,417
Synta Pharmaceuticals Corp. (I) (L)	12,054	91,851
Targacept, Inc. (I) (L)	9,018	44,098
Theravance, Inc. (I) (L)	19,335	500,970
Threshold Pharmaceuticals, Inc. (I)	14,459	104,683
Trius Therapeutics, Inc. (I)	8,135	47,427
United Therapeutics Corp. (I) (L)	24,228	1,353,861
Vanda Pharmaceuticals, Inc. (I)	9,534	38,422
Vertex Pharmaceuticals, Inc. (I)	108,688	6,081,094
Vical, Inc. (I) (L)	24,591	106,233
XOMA Corp. (I)	22,149	81,730
ZIOPHARM Oncology, Inc. (I) (L)	21,459	116,952

		113,335,127
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc. (I) (L)	6,894	247,632
ABIOMED, Inc. (I) (L)	10,676	224,089
Accuray, Inc. (I) (L)	22,762	161,155
Align Technology, Inc. (I) (L)	22,836	844,247
Alphatec Holdings, Inc. (I)	18,240	30,096
Analogic Corp.	3,870	302,518
AngioDynamics, Inc. (I)	7,804	95,209
Anika Therapeutics, Inc. (I)	3,768	56,595
Antares Pharma, Inc. (I) (L)	29,354	127,983
ArthroCare Corp. (I)	8,822	285,833
AtriCure, Inc. (I)	5,079	37,788
Atrion Corp.	508	112,522
Baxter International, Inc.	208,929	12,590,062
Becton, Dickinson and Company (L)	76,234	5,988,943
Biolase, Inc. (I)	559	956

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Boston Scientific Corp. (I)	544,032	$3,122,744
C.R. Bard, Inc.	29,792	3,117,733
Cantel Medical Corp.	6,723	182,059
Cardiovascular Systems, Inc. (I)	5,472	63,256
CareFusion Corp. (I)	84,606	2,401,964
Cerus Corp. (I) (L)	17,913	60,904
Cie Generale d’Optique
Essilor International SA	37,839	3,548,296
Cochlear, Ltd.	10,719	744,827
Coloplast A/S	4,287	893,078
Conceptus, Inc. (I)	10,016	203,425
CONMED Corp.	8,909	253,907
Covidien PLC	183,688	10,914,741
CryoLife, Inc.	9,446	63,477
Cyberonics, Inc. (I)	8,779	460,195
Cynosure, Inc., Class A (I)	3,254	85,841
DENTSPLY International, Inc. (L)	54,061	2,061,887
Derma Sciences, Inc. (I)	3,679	38,188
DexCom, Inc. (I) (L)	21,917	329,413
Edwards Lifesciences Corp. (I)	44,206	4,746,398
Elekta AB, Series B	69,087	913,535
Endologix, Inc. (I)	17,744	245,222
EnteroMedics, Inc. (I)	9,142	33,368
Exactech, Inc. (I)	2,832	50,495
Getinge AB, B Shares	37,635	1,136,962
Greatbatch, Inc. (I)	7,420	180,529
Haemonetics Corp. (I)	7,985	640,397
Hansen Medical, Inc. (I) (L)	17,611	34,341
HeartWare International, Inc. (I)	4,511	426,244
Hill-Rom Holdings, Inc.	31,312	909,927
Hologic, Inc. (I)	133,308	2,698,154
ICU Medical, Inc. (I)	3,929	237,626
IDEXX Laboratories, Inc. (I) (L)	27,720	2,753,982
Insulet Corp. (I) (L)	15,279	329,721
Integra LifeSciences Holdings Corp. (I)	6,203	254,943
Intuitive Surgical, Inc. (I) (L)	15,258	7,562,323
Invacare Corp.	10,162	143,691
IRIS International, Inc. (I)	5,172	100,957
MAKO Surgical Corp. (I) (L)	11,508	200,354
Masimo Corp. (I) (L)	42,042	1,016,576
Medtronic, Inc.	389,654	16,801,880
Meridian Bioscience, Inc. (L)	13,136	251,948
Merit Medical Systems, Inc. (I)	13,334	199,077
Natus Medical, Inc. (I)	9,458	123,616
Navidea Biopharmaceuticals, Inc. (I) (L)	31,251	85,940
Neogen Corp. (I) (L)	7,605	324,734
NuVasive, Inc. (I)	13,743	314,852
NxStage Medical, Inc. (I)	15,734	207,846
Olympus Corp. (I) (L)	40,798	794,056
OraSure Technologies, Inc. (I) (L)	15,381	171,037
Orthofix International NV (I)	5,936	265,636
Palomar Medical Technologies, Inc. (I)	6,344	59,887
PhotoMedex, Inc. (I) (L)	4,205	59,122
Quidel Corp. (I) (L)	8,971	169,821
ResMed, Inc. (L)	71,536	2,895,062
Rochester Medical Corp. (I)	3,783	44,677
Rockwell Medical Technologies, Inc. (I)	6,905	56,414
RTI Biologics, Inc. (I)	18,463	76,991
Smith & Nephew PLC	168,701	1,863,291
Solta Medical, Inc. (I)	20,324	63,817
Sonova Holding AG (I)	9,251	936,050
Spectranetics Corp. (I)	11,058	163,106
St. Jude Medical, Inc.	119,570	5,037,484
Staar Surgical Company (I)	11,834	89,465
STERIS Corp. (L)	47,502	1,684,896

342

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Straumann Holding AG	1,622	$216,076
Stryker Corp.	110,499	6,150,374
SurModics, Inc. (I)	4,993	100,958
Symmetry Medical, Inc. (I)	11,796	116,662
Sysmex Corp.	13,531	649,069
Teleflex, Inc.	20,581	1,416,796
Terumo Corp. (L)	28,609	1,230,937
The Cooper Companies, Inc.	24,121	2,278,470
Thoratec Corp. (I)	29,625	1,025,025
Tornier BV (I)	4,823	91,396
Unilife Corp. (I) (L)	23,809	74,284
Utah Medical Products, Inc.	1,199	40,754
Varian Medical Systems, Inc. (I) (L)	42,441	2,560,041
Vascular Solutions, Inc. (I)	5,467	80,966
Volcano Corp. (I)	16,941	484,004
West Pharmaceutical Services, Inc.	10,710	568,380
William Demant Holdings A/S (I)	4,943	443,303
Wright Medical Group, Inc. (I) (L)	12,464	275,579
Young Innovations, Inc.	1,819	71,123
Zeltiq Aesthetics, Inc. (I)	5,921	33,394
Zimmer Holdings, Inc. (L)	66,360	4,487,263

		129,402,867
Health Care Providers & Services - 1.7%
Acadia Healthcare Company, Inc. (I)	7,303	174,177
Accretive Health, Inc. (I)	17,946	200,277
Aetna, Inc.	127,874	5,063,810
Air Methods Corp. (I) (L)	4,092	488,462
Alfresa Holdings Corp.	7,852	387,004
Almost Family, Inc. (I) (L)	2,729	58,073
Amedisys, Inc. (I) (L)	9,640	133,128
AMERIGROUP Corp. (I)	24,575	2,246,892
AmerisourceBergen Corp.	95,579	3,699,863
AMN Healthcare Services, Inc. (I)	13,193	132,722
Amsurg Corp. (I)	10,048	285,162
Assisted Living Concepts, Inc., Class A (I) (L)	6,164	47,031
Bio-Reference Labs, Inc. (I)	7,800	222,924
BioScrip, Inc. (I)	14,124	128,670
Capital Senior Living Corp. (I)	9,113	131,865
Cardinal Health, Inc.	130,412	5,082,156
Celesio AG	16,014	285,730
Centene Corp. (I)	16,343	611,392
Chemed Corp. (L)	6,047	418,997
Chindex International, Inc. (I)	3,914	40,432
Cigna Corp.	109,863	5,182,238
Community Health Systems, Inc. (I)	45,817	1,335,107
Corvel Corp. (I)	1,967	88,023
Coventry Health Care, Inc.	51,005	2,126,398
Cross Country Healthcare, Inc. (I)	9,342	44,094
DaVita, Inc. (I)	32,570	3,374,578
Emeritus Corp. (I) (L)	9,892	207,138
ExamWorks Group, Inc. (I)	9,347	139,457
Express Scripts Holding Company (I)	309,763	19,412,847
Five Star Quality Care, Inc. (I)	13,793	70,482
Fresenius Medical Care AG &
Company KGaA	39,551	2,902,879
Fresenius SE & Company KGaA	23,321	2,709,777
Gentiva Health Services, Inc. (I) (L)	10,065	113,936
Hanger, Inc. (I)	10,778	307,496
Health Management
Associates, Inc., Class A (I) (L)	129,118	1,083,300
Health Net, Inc. (I)	41,042	923,855
HealthSouth Corp. (I) (L)	30,291	728,801
Healthways, Inc. (I)	10,798	126,445
Henry Schein, Inc. (I) (L)	44,590	3,534,649

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
HMS Holdings Corp. (I) (L)	70,858	$2,368,783
Humana, Inc.	61,451	4,310,788
IPC The Hospitalist Company, Inc. (I)	5,252	240,016
Kindred Healthcare, Inc. (I)	16,824	191,457
Laboratory Corp. of America Holdings (I) (L)	36,845	3,407,057
Landauer, Inc.	2,995	178,861
LHC Group, Inc. (I)	5,060	93,458
LifePoint Hospitals, Inc. (I)	24,634	1,053,843
Magellan Health Services, Inc. (I)	8,613	444,517
McKesson Corp.	90,246	7,763,863
Medipal Holdings Corp.	27,565	378,627
MEDNAX, Inc. (I)	25,047	1,864,749
Metropolitan Health Networks, Inc. (I)	14,178	132,423
Miraca Holdings, Inc.	10,417	467,473
Molina Healthcare, Inc. (I)	9,498	238,875
MWI Veterinary Supply, Inc. (I) (L)	4,092	436,535
National Healthcare Corp.	3,291	157,112
National Research Corp.	650	32,676
Omnicare, Inc. (L)	56,193	1,908,876
Owens & Minor, Inc. (L)	51,969	1,552,834
Patterson Companies, Inc.	32,026	1,096,570
PDI, Inc. (I)	3,760	29,967
PharMerica Corp. (I)	9,305	117,801
PSS World Medical, Inc. (I) (L)	16,007	364,639
Quest Diagnostics, Inc. (L)	60,465	3,835,295
Ramsay Health Care, Ltd.	24,729	614,717
Select Medical Holdings Corp. (I) (L)	11,073	124,350
Skilled Healthcare Group, Inc., Class A (I) (L)	6,461	41,544
Sonic Healthcare, Ltd.	69,920	982,570
Sun Healthcare Group, Inc. (I)	8,330	70,513
Sunrise Senior Living, Inc. (I) (L)	18,573	265,037
Suzuken Company, Ltd.	13,241	439,269
Team Health Holdings, Inc. (I)	9,100	246,883
Tenet Healthcare Corp. (I)	157,513	987,607
The Ensign Group, Inc.	5,475	167,562
The Providence Service Corp. (I)	4,351	56,519
Triple-S Management Corp., Class B (I)	6,097	127,427
UnitedHealth Group, Inc.	394,325	21,849,548
Universal American Corp. (I)	11,975	110,649
Universal Health Services, Inc., Class B	44,416	2,031,144
US Physical Therapy, Inc.	3,794	104,828
Vanguard Health Systems, Inc. (I)	10,202	126,199
VCA Antech, Inc. (I) (L)	44,204	872,145
WellCare Health Plans, Inc. (I)	35,384	2,000,965
WellPoint, Inc.	124,288	7,209,947

		135,346,785
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	86,258	1,072,187
athenahealth, Inc. (I) (L)	11,416	1,047,646
Cerner Corp. (I) (L)	55,796	4,319,168
Computer Programs & Systems, Inc.	3,485	193,592
Epocrates, Inc. (I)	6,351	73,989
Greenway Medical Technologies, Inc. (I) (L)	2,568	43,913
HealthStream, Inc. (I) (L)	6,277	178,643
MedAssets, Inc. (I)	18,714	333,109
Medidata Solutions, Inc. (I)	7,072	293,488
Merge Healthcare, Inc. (I) (L)	18,914	72,441
Omnicell, Inc. (I)	10,669	148,299
Quality Systems, Inc. (L)	12,524	232,320
Vocera Communications, Inc. (I)	2,241	69,269

		8,078,064
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (I) (L)	22,509	97,464

343

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Agilent Technologies, Inc.	133,582	$5,136,228
BG Medicine, Inc. (I)	1,028	3,783
Bio-Rad Laboratories, Inc., Class A (I)	10,118	1,079,793
Cambrex Corp. (I)	9,844	115,470
Charles River
Laboratories International, Inc. (I)	24,486	969,646
Covance, Inc. (I)	27,714	1,293,967
Fluidigm Corp. (I) (L)	6,718	114,206
Furiex Pharmaceuticals, Inc. (I)	2,569	49,017
Harvard Bioscience, Inc. (I)	8,971	37,947
Life Technologies Corp. (I)	67,028	3,276,329
Lonza Group AG (I)	9,963	522,024
Luminex Corp. (I) (L)	13,305	258,649
Mettler-Toledo International, Inc. (I) (L)	15,628	2,668,325
Pacific Biosciences of California, Inc. (I)	5,240	9,589
PAREXEL International Corp. (I)	19,077	586,809
PerkinElmer, Inc. (L)	43,348	1,277,466
QIAGEN NV (I)	44,623	821,144
Sequenom, Inc. (I) (L)	36,609	129,230
Techne Corp.	17,439	1,254,562
Thermo Fisher Scientific, Inc.	139,896	8,230,082
Waters Corp. (I)	33,287	2,773,806

		30,705,536
Pharmaceuticals - 6.1%
Abbott Laboratories	599,381	41,093,561
Akorn, Inc. (I) (L)	18,313	242,098
Allergan, Inc.	117,687	10,777,775
Ampio Pharmaceuticals, Inc. (I) (L)	7,472	29,141
Astellas Pharma, Inc. (L)	83,718	4,252,101
AstraZeneca PLC	237,788	11,359,847
Auxilium Pharmaceuticals, Inc. (I)	15,499	379,106
AVANIR Pharmaceuticals, Inc., Class A (I)	43,444	139,021
Bayer AG	155,642	13,391,738
BioDelivery Sciences International, Inc. (I)	7,048	44,543
Bristol-Myers Squibb Company	641,308	21,644,145
Cadence Pharmaceuticals, Inc. (I)	19,776	77,522
Chugai Pharmaceutical Company, Ltd.	42,062	880,796
Corcept Therapeutics, Inc. (I)	14,132	39,428
Daiichi Sankyo Company, Ltd. (L)	126,757	2,094,556
Dainippon Sumitomo
Pharma Company, Ltd. (L)	29,892	328,517
Depomed, Inc. (I)	18,339	108,383
Eisai Company, Ltd. (L)	47,421	2,134,282
Elan Corp. PLC (I)	90,461	974,436
Elan Corp. PLC (European
Composite Exchange) (I)	4,208	45,369
Eli Lilly & Company	390,067	18,493,076
Endo Health Solutions, Inc. (I)	58,871	1,867,388
Endocyte, Inc. (I)	9,601	95,722
Forest Laboratories, Inc. (I)	89,486	3,186,596
Forest Laboratories, Inc.
(German Exchange) (I)	4,082	2,368
GlaxoSmithKline PLC	944,107	21,778,460
Hi-Tech Pharmacal Company, Inc. (I)	3,512	116,282
Hisamitsu Pharmaceutical Company, Inc. (L)	11,684	644,728
Horizon Pharma, Inc. (I) (L)	6,946	24,103
Hospira, Inc. (I)	62,967	2,066,577
Impax Laboratories, Inc. (I)	21,437	556,505
Indevus Pharmaceuticals, Inc. (I)	20,441	0
Jazz Pharmaceuticals PLC (I)	13,242	754,926
Johnson & Johnson	1,052,845	72,551,549
Kyowa Hakko Kogyo Company, Ltd.	48,683	588,040
MAP Pharmaceuticals, Inc. (I)	8,084	125,868
Medicis Pharmaceutical Corp., Class A	48,394	2,094,008

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Company, Inc.	1,163,156	$52,458,336
Merck KGaA	12,167	1,501,685
Mitsubishi Tanabe Pharma Corp.	42,334	643,798
Mylan, Inc. (I)	154,649	3,773,436
Nektar Therapeutics (I) (L)	36,899	394,081
Novartis AG	432,939	26,498,637
Novo Nordisk A/S	76,653	12,098,453
Obagi Medical Products, Inc. (I)	6,244	77,488
Omeros Corp. (I)	7,237	68,028
Ono Pharmaceutical Company, Ltd.	15,481	951,648
Optimer Pharmaceuticals, Inc. (I) (L)	15,011	211,955
Orion OYJ, Series B	18,174	389,393
Otsuka Holdings Company, Ltd.	68,254	2,116,289
Pacira Pharmaceuticals, Inc. (I)	6,079	105,775
Pain Therapeutics, Inc. (I)	12,586	63,559
Par Pharmaceutical Companies, Inc. (I)	11,754	587,465
Perrigo Company (L)	33,567	3,899,478
Pfizer, Inc.	2,852,611	70,887,383
Pozen, Inc. (I) (L)	8,898	58,994
Questcor Pharmaceuticals, Inc. (I) (L)	17,135	316,998
Repros Therapeutics, Inc. (I)	5,171	78,754
Roche Holdings AG	132,230	24,701,283
Sagent Pharmaceuticals, Inc. (I) (L)	2,935	46,813
Sanofi	223,755	19,115,217
Santarus, Inc. (I)	17,587	156,173
Santen Pharmaceutical Company, Ltd.	13,923	639,377
Sciclone Pharmaceuticals, Inc. (I) (L)	18,250	101,288
Shionogi & Company, Ltd.	56,159	855,245
Shire PLC	105,875	3,133,835
Supernus Pharmaceuticals, Inc. (I) (L)	300	3,465
Taisho Pharmaceutical
Holdings Company, Ltd.	6,816	555,134
Takeda Pharmaceutical Company, Ltd. (L)	148,568	6,839,578
Teva Pharmaceutical Industries, Ltd.	177,443	7,346,036
The Medicines Company (I)	17,686	456,476
Transcept Pharmaceuticals, Inc. (I)	1,857	9,861
Tsumura & Company, Ltd.	11,292	353,632
UCB SA	20,715	1,139,976
Ventrus Biosciences, Inc. (I)	4,363	15,620
ViroPharma, Inc. (I) (L)	22,160	669,675
Vivus, Inc. (I) (L)	31,791	566,516
Watson Pharmaceuticals, Inc. (I)	48,554	4,134,859
XenoPort, Inc. (I)	11,744	134,586
Zogenix, Inc. (I) (L)	13,040	34,686

		483,173,525

		900,041,904
Industrials - 11.0%
Aerospace & Defense - 1.8%
AAR Corp.	12,894	211,719
Aerovironment, Inc. (I)	5,553	130,329
Alliant Techsystems, Inc.	16,439	823,758
American Science & Engineering, Inc.	2,825	185,348
API Technologies Corp. (I)	11,534	33,103
Astronics Corp. (I)	3,479	107,153
B/E Aerospace, Inc. (I)	52,366	2,204,609
BAE Systems PLC	611,212	3,217,649
Ceradyne, Inc.	7,783	190,139
Cobham PLC	203,093	728,728
Cubic Corp.	5,087	254,655
Curtiss-Wright Corp.	14,960	489,192
DigitalGlobe, Inc. (I) (L)	11,613	236,789
Esterline Technologies Corp. (I)	25,296	1,420,117

344

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
European Aeronautic Defence &
Space Company NV (L)	77,612	$2,467,400
Exelis, Inc.	94,088	972,870
Finmeccanica SpA (I) (L)	76,207	363,258
GenCorp, Inc. (I) (L)	19,525	185,292
General Dynamics Corp.	126,602	8,370,924
GeoEye, Inc. (I) (L)	4,825	127,525
HEICO Corp.	16,800	649,992
Hexcel Corp. (I) (L)	31,686	761,098
Honeywell International, Inc.	298,066	17,809,444
Huntington Ingalls Industries, Inc. (I)	24,938	1,048,643
Kratos Defense &
Security Solutions, Inc. (I) (L)	13,010	75,978
L-3 Communications Holdings, Inc.	37,080	2,659,007
LMI Aerospace, Inc. (I)	3,112	63,609
Lockheed Martin Corp.	102,715	9,591,527
Meggitt PLC (I)	147,240	941,532
Moog, Inc., Class A (I)	14,383	544,684
National Presto Industries, Inc. (L)	1,532	111,652
Northrop Grumman Corp.	94,300	6,264,349
Orbital Sciences Corp. (I)	18,928	275,592
Precision Castparts Corp.	55,653	9,090,361
Raytheon Company (L)	126,976	7,257,948
Rockwell Collins, Inc. (L)	54,328	2,914,154
Rolls-Royce Holdings PLC (I)	352,415	4,809,535
Safran SA	43,146	1,555,246
Singapore Technologies Engineering, Ltd.	288,258	830,111
Taser International, Inc. (I)	18,051	108,848
Teledyne Technologies, Inc. (I)	11,712	742,424
Textron, Inc. (L)	106,827	2,795,663
Thales SA	17,122	589,658
The Boeing Company	258,401	17,989,878
The KEYW Holding Corp. (I)	6,203	77,538
Triumph Group, Inc.	25,147	1,572,442
United Technologies Corp.	320,313	25,077,305
Zodiac Aerospace	6,424	626,648

		139,555,423
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (I)	17,233	75,825
Atlas Air Worldwide Holdings, Inc. (I)	8,408	434,105
C.H. Robinson Worldwide, Inc. (L)	61,962	3,627,875
Deutsche Post AG	159,286	3,114,129
Echo Global Logistics, Inc. (I)	4,771	81,823
Expeditors International of Washington, Inc.	80,845	2,939,524
FedEx Corp.	111,495	9,434,707
Forward Air Corp.	9,319	283,391
Hub Group, Inc., Class A (I)	11,816	350,699
Pacer International, Inc. (I)	11,769	46,841
Park-Ohio Holdings Corp. (I)	3,015	65,335
TNT Express NV	61,375	641,333
Toll Holdings, Ltd.	128,291	586,632
United Parcel Service, Inc., Class B	274,368	19,636,518
UTi Worldwide, Inc.	52,212	703,296
XPO Logistics, Inc. (I) (L)	5,685	69,584
Yamato Transport Company, Ltd. (L)	70,486	1,115,902

		43,207,519
Airlines - 0.1%
Alaska Air Group, Inc. (I)	58,015	2,034,006
All Nippon Airways Company, Ltd. (L)	213,214	447,974
Allegiant Travel Company (I) (L)	4,749	300,897
Cathay Pacific Airways, Ltd. (I)	222,242	360,720
Deutsche Lufthansa AG	43,112	585,594
Hawaiian Holdings, Inc. (I) (L)	16,743	93,593

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
International Consolidated
Airlines Group SA (I)	174,696	$421,066
JetBlue Airways Corp. (I) (L)	188,154	901,258
Qantas Airways, Ltd. (I)	208,989	263,284
Republic Airways Holdings, Inc. (I) (L)	15,883	73,538
Ryanair Holdings PLC, ADR (I)	6,546	211,109
Singapore Airlines, Ltd.	96,728	845,223
Singapore Airlines, Ltd. (Board Lot 200)	4,697	40,934
SkyWest, Inc.	16,368	169,081
Southwest Airlines Company (L)	284,516	2,495,205
Spirit Airlines, Inc. (I)	13,242	226,173
US Airways Group, Inc. (I) (L)	51,638	540,133

		10,009,788
Building Products - 0.2%
AAON, Inc. (L)	6,009	118,317
Ameresco, Inc., Class A (I)	6,508	76,859
American Woodmark Corp. (I)	3,179	63,485
AO Smith Corp.	12,351	710,677
Apogee Enterprises, Inc.	9,076	178,071
Asahi Glass Company, Ltd.	189,889	1,264,145
Assa Abloy AB, Series B	62,398	2,025,218
Builders FirstSource, Inc. (I) (L)	14,482	75,162
Cie de Saint-Gobain	74,255	2,617,483
Daikin Industries, Ltd. (L)	44,110	1,142,628
Fortune Brands Home & Security, Inc. (I)	80,936	2,186,081
Geberit AG (I)	7,120	1,551,233
Gibraltar Industries, Inc. (I)	9,840	126,149
Griffon Corp. (L)	14,434	148,670
Insteel Industries, Inc. (L)	5,938	69,653
Lennox International, Inc.	23,384	1,130,850
LIXIL Group Corp.	50,050	1,193,660
Masco Corp.	136,171	2,049,374
NCI Building Systems, Inc. (I)	6,198	62,166
Nortek, Inc. (I)	2,487	136,114
Patrick Industries, Inc. (I)	292	4,517
Quanex Building Products Corp.	11,644	219,373
Simpson Manufacturing Company, Inc.	12,714	363,875
TOTO, Ltd.	52,481	385,800
Trex Company, Inc. (I)	4,456	152,039
Universal Forest Products, Inc.	6,276	260,705
USG Corp. (I) (L)	23,611	518,261

		18,830,565
Commercial Services & Supplies - 0.8%
A.T. Cross Company, Class A (I)	3,297	32,871
ABM Industries, Inc.	17,082	323,362
ACCO Brands Corp. (I)	36,018	233,757
Acorn Energy, Inc. (L)	6,114	54,537
Aggreko PLC	50,487	1,890,676
American Reprographics Company (I)	11,954	51,044
Asset Acceptance Capital Corp. (I)	5,482	40,896
Asta Funding, Inc. (L)	4,173	39,184
Avery Dennison Corp. (L)	39,446	1,255,172
Babcock International Group PLC	67,620	1,013,909
Brambles, Ltd.	292,551	2,122,291
Casella Waste Systems, Inc., Class A (I)	9,224	39,479
Cenveo, Inc. (I) (L)	18,275	41,850
Cintas Corp. (L)	40,878	1,694,393
Clean Harbors, Inc. (I)	23,917	1,168,345
Consolidated Graphics, Inc. (I)	2,575	67,182
Copart, Inc. (I)	54,440	1,509,621
Corrections Corp. of America	50,389	1,685,512
Courier Corp.	3,584	43,796
Dai Nippon Printing Company, Ltd. (L)	105,165	732,671

345

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Deluxe Corp. (L)	41,684	$1,273,863
Edenred	31,897	897,851
Encore Capital Group, Inc. (I)	7,029	198,640
EnergySolutions, Inc. (I)	25,498	69,610
EnerNOC, Inc. (I)	7,767	100,816
Ennis, Inc.	8,323	136,580
G&K Services, Inc., Class A	5,995	187,703
G4S PLC	265,607	1,141,602
Healthcare Services Group, Inc. (L)	21,333	487,886
Heritage-Crystal Clean, Inc. (I)	2,449	48,613
Herman Miller, Inc.	47,902	931,215
HNI Corp. (L)	37,180	948,462
InnerWorkings, Inc. (I) (L)	10,321	134,379
Interface, Inc.	18,602	245,732
Intersections, Inc.	3,081	32,474
Iron Mountain, Inc.	57,742	1,969,580
Kimball International, Inc., Class B	10,622	129,801
Knoll, Inc.	15,165	211,552
McGrath RentCorp.	7,864	205,172
Metalico, Inc. (I) (L)	13,496	34,550
Mine Safety Appliances Company	24,394	909,164
Mobile Mini, Inc. (I)	12,239	204,514
Multi-Color Corp.	4,469	103,502
NL Industries, Inc.	1,952	22,428
Pitney Bowes, Inc. (L)	76,209	1,053,208
Portfolio Recovery Associates, Inc. (I) (L)	5,464	570,606
Quad/Graphics, Inc. (L)	8,087	137,156
R.R. Donnelley & Sons Company (L)	68,611	727,277
Republic Services, Inc.	114,292	3,144,173
Rollins, Inc.	33,108	774,396
Schawk, Inc.	3,908	50,999
Secom Company, Ltd. (L)	39,533	2,060,792
Securitas AB, Series B	58,955	443,707
Serco Group PLC	93,802	880,438
Societe BIC SA	5,388	651,882
Standard Parking Corp. (I)	5,104	114,483
Steelcase, Inc., Class A (L)	24,002	236,420
Stericycle, Inc. (I) (L)	32,925	2,980,371
Swisher Hygiene, Inc. (I)	35,573	49,091
Sykes Enterprises, Inc. (I)	12,484	167,785
Team, Inc. (I)	6,359	202,534
Tetra Tech, Inc. (I)	20,077	527,222
The Brink’s Company	39,039	1,002,912
The Geo Group, Inc.	19,539	540,644
TMS International Corp., Class A (I)	4,352	43,085
Toppan Printing Company, Ltd. (L)	105,165	610,049
TRC Companies, Inc. (I)	5,436	40,879
Tyco International, Ltd.	175,443	9,870,423
UniFirst Corp.	4,610	307,902
United Stationers, Inc. (L)	12,858	334,565
US Ecology, Inc.	5,934	128,056
Viad Corp.	6,492	135,423
Waste Connections, Inc. (L)	62,046	1,876,892
Waste Management, Inc. (L)	165,995	5,325,120

		59,654,727
Construction & Engineering - 0.4%
ACS Actividades de Construccion
y Servicios SA (L)	26,663	551,531
AECOM Technology Corp. (I)	56,943	1,204,914
Aegion Corp. (I)	12,598	241,378
Argan, Inc.	3,539	61,756
Balfour Beatty PLC	129,468	636,711
Bouygues SA	35,572	871,161
Chiyoda Corp.	29,214	454,103

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Comfort Systems USA, Inc.	12,158	$132,887
Dycom Industries, Inc. (I)	10,690	153,722
EMCOR Group, Inc.	21,200	605,048
Ferrovial SA	75,960	990,778
Fluor Corp.	63,602	3,579,521
Furmanite Corp. (I)	12,375	70,290
Granite Construction, Inc. (L)	30,227	868,119
Great Lakes Dredge & Dock Corp. (L)	19,215	147,956
Hochtief AG (I)	5,797	272,099
Jacobs Engineering Group, Inc. (I)	49,202	1,989,237
JGC Corp. (L)	38,936	1,298,910
Kajima Corp.	158,724	432,979
KBR, Inc.	74,167	2,211,660
Kinden Corp.	24,739	155,876
Koninklijke Boskalis Westinster NV	13,611	493,420
Layne Christensen Company (I)	6,366	124,837
Leighton Holdings, Ltd.	28,563	489,369
MasTec, Inc. (I)	18,528	365,002
Michael Baker Corp. (I)	2,823	67,357
MYR Group, Inc. (I)	6,644	132,548
Northwest Pipe Company (I)	3,089	76,144
Obayashi Corp.	121,710	554,952
Orion Marine Group, Inc. (I)	9,094	67,568
Pike Electric Corp. (I)	5,676	45,124
Primoris Services Corp.	9,620	125,541
Quanta Services, Inc. (I)	81,244	2,006,727
Shimizu Corp.	110,988	373,849
Skanska AB, Series B	71,547	1,160,482
Sterling Construction Company, Inc. (I)	5,610	55,988
Taisei Corp. (L)	192,788	553,172
The Shaw Group, Inc. (I)	33,241	1,449,972
Tutor Perini Corp. (I)	11,413	130,565
URS Corp.	38,706	1,366,709
Vinci SA	86,596	3,700,940

		30,270,902
Electrical Equipment - 0.8%
A123 Systems, Inc. (I)	35,823	8,956
ABB, Ltd. (I)	413,903	7,781,144
Acuity Brands, Inc.	34,775	2,200,910
Alstom SA	38,780	1,364,926
American Superconductor Corp. (I)	12,536	52,024
AMETEK, Inc.	122,158	4,330,501
AZZ, Inc.	8,104	307,790
Belden, Inc.	14,492	534,465
Brady Corp., Class A	15,514	454,250
Capstone Turbine Corp. (I) (L)	96,881	96,881
Cooper Industries PLC	61,242	4,596,825
Emerson Electric Company	277,908	13,414,619
Encore Wire Corp.	6,065	177,462
EnerSys, Inc. (I)	15,244	537,961
Franklin Electric Company, Inc.	7,495	453,373
FuelCell Energy, Inc. (I) (L)	49,939	43,946
Fuji Electric Company, Ltd.	105,165	214,073
Furukawa Electric Company, Ltd. (I)	119,407	224,328
Generac Holdings, Inc.	7,873	180,213
General Cable Corp. (I) (L)	25,063	736,351
Global Power Equipment Group, Inc.	5,527	102,194
GS Yuasa Corp. (L)	66,228	275,812
Hubbell, Inc., Class B	26,907	2,172,471
II-VI, Inc. (I) (L)	16,716	317,938
Legrand SA	44,601	1,685,788
LSI Industries, Inc.	6,726	45,333
Mabuchi Motor Company, Ltd.	4,477	204,690
Mitsubishi Electric Corp.	363,210	2,674,749

346

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Nidec Corp. (L)	20,446	$1,494,945
Powell Industries, Inc. (I)	2,897	112,027
Preformed Line Products Company	811	44,045
Prysmian SpA	38,357	686,665
Regal-Beloit Corp.	20,990	1,479,375
Rockwell Automation, Inc. (L)	53,688	3,734,000
Roper Industries, Inc.	37,555	4,126,919
Schneider Electric SA	98,155	5,829,959
Sumitomo Electric Industries, Ltd. (L)	142,022	1,500,072
Thermon Group Holdings, Inc. (I)	4,842	121,002
Ushio, Inc.	19,667	236,230
Vicor Corp. (I)	6,566	43,795

		64,599,007
Industrial Conglomerates - 2.0%
3M Company	242,869	22,445,953
Carlisle Companies, Inc.	31,522	1,636,622
Danaher Corp.	223,055	12,301,483
Delek Group, Ltd.	859	143,466
Fraser and Neave, Ltd. (I)	173,344	1,250,618
General Electric Company	4,032,679	91,582,140
Hopewell Holdings, Ltd.	106,615	366,876
Hutchison Whampoa, Ltd.	401,198	3,867,060
Keppel Corp., Ltd.	270,505	2,499,660
Koninklijke Philips Electronics NV	195,655	4,574,917
NWS Holdings, Ltd.	269,599	434,452
Orkla ASA	145,106	1,103,591
Raven Industries, Inc.	11,542	339,681
Seaboard Corp. (I)	96	216,972
SembCorp Industries, Ltd.	185,016	851,851
Siemens AG	154,861	15,464,708
Smiths Group PLC	73,846	1,238,460
Standex International Corp.	4,042	179,667

		160,498,177
Machinery - 2.4%
Accuride Corp. (I)	15,234	70,990
Actuant Corp., Class A (L)	21,666	620,081
AGCO Corp. (I)	48,960	2,324,621
Alamo Group, Inc.	2,226	75,194
Albany International Corp., Class A (L)	8,811	193,578
Alfa Laval AB	63,189	1,149,236
Altra Holdings, Inc. (L)	8,685	158,067
Amada Company, Ltd.	67,177	294,112
American Railcar Industries, Inc. (I)	3,079	87,259
Ampco-Pittsburgh Corp.	2,879	53,118
Andritz AG	13,708	778,218
Astec Industries, Inc. (I)	6,348	200,660
Atlas Copco AB, Series A	126,377	2,960,735
Atlas Copco AB, Series B	73,415	1,541,285
Barnes Group, Inc. (L)	17,272	431,973
Blount International, Inc. (I)	15,638	205,796
Briggs & Stratton Corp. (L)	15,458	288,601
Cascade Corp.	2,924	160,060
Caterpillar, Inc.	249,535	21,469,991
Chart Industries, Inc. (I) (L)	9,524	703,347
CIRCOR International, Inc.	5,539	209,097
CLARCOR, Inc. (L)	41,158	1,836,882
Columbus McKinnon Corp. (I)	6,288	95,012
Commercial Vehicle Group, Inc. (I)	7,932	58,300
Cosco Corp. Singapore, Ltd.	190,629	149,191
Crane Company	24,259	968,662
Cummins, Inc.	67,727	6,245,107
Deere & Company (L)	149,588	12,339,514
Donaldson Company, Inc.	69,002	2,395,059

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Douglas Dynamics, Inc. (L)	7,210	$106,636
Dover Corp.	69,962	4,162,039
Dynamic Materials Corp.	4,472	67,169
Eaton Corp. (L)	128,660	6,080,472
Energy Recovery, Inc. (I)	15,215	45,036
EnPro Industries, Inc. (I)	6,585	237,126
ESCO Technologies, Inc.	8,498	330,147
FANUC Corp.	36,027	5,802,385
Federal Signal Corp. (I)	20,041	126,659
Fiat Industrial SpA	161,006	1,579,365
Flow International Corp. (I)	16,025	59,293
Flowserve Corp. (L)	19,477	2,487,992
FreightCar America, Inc.	3,886	69,132
Gardner Denver, Inc.	24,660	1,489,711
GEA Group AG	32,879	996,242
Graco, Inc.	30,477	1,532,384
Graham Corp.	3,320	59,992
Greenbrier Companies, Inc. (I) (L)	7,313	118,032
Hardinge, Inc.	4,111	42,138
Harsco Corp.	40,573	832,964
Hino Motors, Ltd.	48,683	318,519
Hitachi Construction
Machinery Company, Ltd. (L)	20,252	327,475
Hurco Companies, Inc. (I)	2,205	50,450
IDEX Corp.	41,989	1,753,881
IHI Corp.	248,295	553,152
Illinois Tool Works, Inc. (L)	164,744	9,797,326
IMI PLC	60,459	881,364
Ingersoll-Rand PLC	109,662	4,915,051
Invensys PLC	153,046	579,979
ITT Corp. (L)	46,532	937,620
John Bean Technologies Corp.	9,236	150,824
Joy Global, Inc.	40,349	2,261,965
JTEKT Corp.	41,944	331,339
Kadant, Inc. (I)	3,774	87,519
Kawasaki Heavy Industries, Ltd.	266,790	529,395
Kaydon Corp.	10,186	227,555
Kennametal, Inc.	40,341	1,495,844
Komatsu, Ltd.	175,814	3,458,995
Kone OYJ	29,296	2,031,717
Kubota Corp.	205,390	2,077,650
Kurita Water Industries, Ltd.	21,227	470,040
LB Foster Company, Class A	2,974	96,179
Lincoln Electric Holdings, Inc.	42,069	1,642,794
Lindsay Corp.	4,021	289,391
Lydall, Inc. (I)	5,541	78,073
Makita Corp.	21,029	815,648
MAN SE	7,963	729,904
Melrose PLC	226,519	887,134
Meritor, Inc. (I)	31,097	131,851
Met-Pro Corp.	4,989	44,652
Metso OYJ (I)	24,064	864,523
Middleby Corp. (I)	5,967	690,024
Miller Industries, Inc.	3,869	62,097
Mitsubishi Heavy Industries, Ltd.	571,336	2,472,892
Mueller Industries, Inc. (L)	8,589	390,542
Mueller Water Products, Inc., Class A	50,014	245,069
Nabtesco Corp. (L)	19,089	350,220
NGK Insulators, Ltd.	50,709	606,993
NN, Inc. (I)	5,547	47,094
Nordson Corp.	28,413	1,665,570
NSK, Ltd.	83,050	481,664
NTN Corp. (L)	84,830	170,490
Oshkosh Corp. (I)	46,155	1,266,032
PACCAR, Inc. (L)	134,775	5,394,369

347

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Pall Corp. (L)	44,138	$2,802,322
Parker Hannifin Corp.	56,960	4,760,717
Pentair, Ltd. (L)	49,962	2,223,809
PMFG, Inc. (I)	6,906	55,870
Proto Labs, Inc. (I)	1,628	55,059
RBC Bearings, Inc. (I)	7,116	342,280
Rexnord Corp. (I)	9,247	168,480
Robbins & Myers, Inc.	12,223	728,491
Sandvik AB	188,859	2,573,307
Sauer-Danfoss, Inc.	3,733	150,104
Scania AB, Series B	60,261	1,109,407
Schindler Holding AG
(Participation Certificates)	9,136	1,124,649
Schindler Holding AG (Registered Shares)	4,057	501,372
SembCorp Marine, Ltd.	156,774	632,015
SKF AB, B Shares	73,739	1,596,058
SMC Corp. (L)	10,125	1,631,005
Snap-on, Inc.	22,116	1,589,477
SPX Corp.	25,548	1,671,095
Stanley Black & Decker, Inc.	64,334	4,905,468
Sulzer AG	4,515	657,687
Sumitomo Heavy Industries, Ltd.	104,181	356,057
Sun Hydraulics Corp.	6,603	175,442
Tennant Company (L)	5,980	256,064
Terex Corp. (I) (L)	55,649	1,256,554
The Eastern Company	2,235	41,884
The Gorman-Rupp Company (L)	4,862	131,274
The Japan Steel Works, Ltd.	59,405	330,840
The Weir Group PLC	39,996	1,145,462
THK Company, Ltd.	22,688	345,717
Timken Company	40,685	1,511,855
Titan International, Inc. (L)	13,414	236,891
Trimas Corp. (I)	10,286	247,995
Trinity Industries, Inc.	39,781	1,192,237
Twin Disc, Inc. (L)	2,774	49,655
Vallourec SA	19,435	824,948
Valmont Industries, Inc. (L)	11,789	1,550,254
Volvo AB, Series B	261,951	3,688,346
Wabash National Corp. (I)	21,884	156,033
Wabtec Corp.	24,146	1,938,682
Wartsila OYJ	31,569	1,097,135
Watts Water Technologies, Inc., Class A	9,405	355,791
Woodward, Inc. (L)	52,478	1,783,202
Xylem, Inc.	70,735	1,778,985
Yangzijiang Shipbuilding Holdings, Ltd. (L)	362,001	287,423
Zardoya Otis SA (L)	29,037	341,885

		187,308,808
Marine - 0.1%
A P Moller Maersk A/S	102	692,150
A P Moller Maersk A/S, Series A	247	1,770,453
Eagle Bulk Shipping, Inc. (I)	289	1,043
Genco Shipping & Trading, Ltd. (I)	10,650	39,192
International Shipholding Corp.	1,942	32,762
Kawasaki Kisen Kaisha, Ltd. (I) (L)	167,525	210,161
Kirby Corp. (I)	28,134	1,555,248
Kuehne & Nagel International AG	10,168	1,150,545
Matson, Inc. (L)	21,368	446,805
Mitsui O.S.K. Lines, Ltd. (L)	204,441	476,296
Neptune Orient Lines, Ltd. (I)	170,420	156,233
Nippon Yusen KK (L)	303,713	536,581
Orient Overseas International, Ltd.	41,386	227,210
Rand Logistics, Inc. (I)	5,898	44,412

		7,339,091

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services - 0.3%
Acacia Research Corp. (I)	15,828	$433,845
Adecco SA (I)	24,913	1,189,246
ALS, Ltd.	63,548	562,317
Barrett Business Services, Inc.	2,349	63,658
Bureau Veritas SA	10,395	1,066,955
Capita PLC	122,986	1,540,929
CBIZ, Inc. (I) (L)	12,576	75,708
CDI Corp.	4,391	74,779
CRA International, Inc. (I)	3,389	58,562
Equifax, Inc.	45,820	2,134,296
Experian PLC	189,934	3,160,615
Exponent, Inc. (I)	4,291	244,973
Franklin Covey Company (I)	4,996	59,952
FTI Consulting, Inc. (I) (L)	34,519	920,967
GP Strategies Corp. (I)	4,827	93,258
Heidrick & Struggles International, Inc.	5,800	73,892
Hill International, Inc. (I)	1,145	4,992
Hudson Global, Inc. (I) (L)	11,046	49,265
Huron Consulting Group, Inc. (I)	7,372	256,693
ICF International, Inc. (I)	6,404	128,720
Insperity, Inc.	7,173	180,975
Intertek Group PLC	30,259	1,341,368
Kelly Services, Inc., Class A	8,529	107,465
Kforce, Inc. (I)	9,168	108,091
Korn/Ferry International (I)	39,507	605,642
Manpower, Inc.	39,929	1,469,387
Mistras Group, Inc. (I)	5,019	116,441
Navigant Consulting Company (I)	16,523	182,579
Odyssey Marine Exploration, Inc. (I) (L)	24,089	76,121
On Assignment, Inc. (I)	13,697	272,844
Pendrell Corp. (I)	50,290	56,828
Randstad Holdings NV	22,667	755,442
Resources Connection, Inc.	13,555	177,706
Robert Half International, Inc. (L)	54,422	1,449,258
RPX Corp. (I)	6,743	75,589
SGS SA	1,030	2,115,678
The Advisory Board Company (I) (L)	9,058	433,244
The Corporate Executive Board Company	27,552	1,477,614
The Dolan Company (I)	10,504	56,512
The Dun & Bradstreet Corp. (L)	17,163	1,366,518
Towers Watson & Company, Class A	28,810	1,528,371
TrueBlue, Inc. (I)	12,829	201,672
VSE Corp.	1,528	37,421
WageWorks, Inc. (I)	2,020	35,249

		26,421,637
Road & Rail - 0.9%
Amerco, Inc.	2,759	293,447
Arkansas Best Corp.	8,220	65,102
Asciano, Ltd.	183,654	824,866
Avis Budget Group, Inc. (I) (L)	33,815	520,075
Celadon Group, Inc.	6,587	105,853
Central Japan Railway Company, Ltd.	27,071	2,374,633
ComfortDelGro Corp., Ltd.	353,723	493,560
Con-way, Inc.	28,169	770,986
CSX Corp.	397,970	8,257,878
Dollar Thrifty Automotive Group, Inc. (I)	8,922	775,589
DSV A/S, ADR	35,776	805,038
East Japan Railway Company (L)	64,050	4,241,819
Genesee & Wyoming, Inc., Class A (I) (L)	12,835	858,148
Hankyu Hanshin Holdings, Inc.	216,018	1,165,903
Heartland Express, Inc. (L)	15,256	203,820
J.B. Hunt Transport Services, Inc. (L)	45,588	2,372,400
Kansas City Southern	55,402	4,198,364
Keikyu Corp. (L)	88,620	835,598

348

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Keio Corp. (L)	109,064	$821,500
Keisei Electric Railway Company, Ltd.	51,607	466,064
Kintetsu Corp. (L)	305,753	1,198,482
Knight Transportation, Inc. (L)	18,288	261,518
Landstar System, Inc.	23,463	1,109,331
Marten Transport, Ltd.	5,129	90,117
MTR Corp., Ltd.	272,273	1,032,040
Nippon Express Company, Ltd.	159,698	605,456
Norfolk Southern Corp.	121,963	7,760,506
Odakyu Electric Railway Company, Ltd. (L)	117,811	1,239,109
Old Dominion Freight Line, Inc. (I)	22,651	683,154
QR National, Ltd.	321,631	1,133,611
Quality Distribution, Inc. (I)	6,984	64,602
RailAmerica, Inc. (I)	6,041	165,946
Roadrunner Transportation Systems, Inc. (I)	4,159	67,293
Ryder Systems, Inc.	19,516	762,295
Saia, Inc. (I)	5,193	104,587
Swift Transportation Company (I)	25,190	217,138
Tobu Railway Company, Ltd.	191,814	1,032,010
Tokyu Corp.	214,232	1,023,716
Union Pacific Corp.	180,802	21,461,197
Universal Truckload Services, Inc.	1,953	31,189
Werner Enterprises, Inc. (L)	36,463	779,214
West Japan Railway Company	31,936	1,362,694
Zipcar, Inc. (I) (L)	8,549	66,511

		72,702,359
Trading Companies & Distributors - 0.5%
Aceto Corp.	8,950	84,578
Aircastle, Ltd.	18,594	210,670
Applied Industrial Technologies, Inc. (L)	13,379	554,292
Beacon Roofing Supply, Inc. (I) (L)	14,948	426,018
Brenntag AG	9,692	1,242,271
Bunzl PLC	62,360	1,118,756
CAI International, Inc. (I)	4,202	86,225
DXP Enterprises, Inc. (I)	2,836	135,476
Edgen Group, Inc. (I)	5,341	41,393
Fastenal Company (L)	102,973	4,426,809
GATX Corp. (L)	23,611	1,002,051
H&E Equipment Services, Inc.	9,180	111,262
Houston Wire & Cable Company	5,912	63,613
ITOCHU Corp. (L)	283,390	2,870,643
Kaman Corp. (L)	8,476	303,949
Marubeni Corp. (L)	310,626	1,980,693
Mitsubishi Corp. (L)	264,595	4,806,960
Mitsui & Company, Ltd. (L)	327,011	4,597,402
MSC Industrial Direct
Company, Inc., Class A (L)	23,378	1,577,080
Noble Group, Ltd.	726,010	779,459
Rexel SA	20,248	408,264
Rush Enterprises, Inc., Class A (I)	10,631	204,753
SeaCube Container Leasing, Ltd. (L)	3,585	67,219
Sojitz Corp.	235,551	304,661
Sumitomo Corp. (L)	211,841	2,856,495
TAL International Group, Inc. (L)	9,293	315,776
Textainer Group Holdings, Ltd.	3,871	118,259
Titan Machinery, Inc. (I)	5,389	109,289
Toyota Tsusho Corp. (L)	39,921	853,119
United Rentals, Inc. (I) (L)	46,688	1,527,164
W.W. Grainger, Inc. (L)	22,903	4,772,298
Watsco, Inc. (L)	24,238	1,836,998
Wolseley PLC	53,703	2,297,908

		42,091,803

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	68,962	$1,017,639
Aeroports de Paris	5,585	445,975
Atlantia SpA	62,313	969,744
Auckland International Airport, Ltd.	174,400	378,797
Fraport AG Frankfurt Airport
Services Worldwide	6,923	400,988
Groupe Eurotunnel SA	105,543	744,956
Hutchison Port Holdings Trust	983,997	713,599
Kamigumi Company, Ltd.	43,733	360,036
Koninklijke Vopak NV	13,236	930,778
Mitsubishi Logistics Corp.	23,472	279,236
Sydney Airport	70,026	228,991
Transurban Group	246,888	1,533,655
Veripos, Inc. (I)	5,503	15,356
Wesco Aircraft Holdings, Inc. (I) (L)	5,561	75,963

		8,095,713

		870,585,519
Information Technology - 15.5%
Communications Equipment - 1.4%
ADTRAN, Inc. (L)	52,004	898,629
Alcatel-Lucent (I) (L)	437,795	484,994
Anaren, Inc. (I)	4,835	96,652
Arris Group, Inc. (I)	35,884	458,956
Aruba Networks, Inc. (I) (L)	35,511	798,465
Aviat Networks, Inc. (I)	20,329	48,383
Aware, Inc.	616	3,881
Bel Fuse, Inc., Class B	3,546	66,239
Black Box Corp.	5,567	142,014
CalAmp Corp. (I)	9,378	76,993
Calix, Inc. (I) (L)	12,463	79,763
Ciena Corp. (I)	81,992	1,115,091
Cisco Systems, Inc.	2,020,525	38,571,822
Comtech Telecommunications Corp. (L)	6,000	165,840
Digi International, Inc. (I)	8,250	83,820
Emulex Corp. (I)	27,525	198,455
Extreme Networks, Inc. (I)	30,122	100,607
F5 Networks, Inc. (I) (L)	30,253	3,167,489
Finisar Corp. (I) (L)	28,950	413,985
Globecomm Systems, Inc. (I) (L)	7,427	82,811
Harmonic, Inc. (I)	37,366	169,642
Harris Corp.	43,305	2,218,082
Infinera Corp. (I) (L)	35,091	192,299
InterDigital, Inc. (L)	14,086	525,126
Ixia (I)	13,506	217,041
JDS Uniphase Corp. (I)	88,120	1,091,366
Juniper Networks, Inc. (I)	201,771	3,452,302
KVH Industries, Inc. (I)	5,047	68,084
Loral Space & Communications, Inc.	3,513	249,774
Motorola Solutions, Inc.	109,412	5,530,777
NETGEAR, Inc. (I) (L)	12,044	459,358
Nokia OYJ (L)	704,722	1,815,188
Numerex Corp., Class A (I)	3,673	41,615
Oclaro, Inc. (I) (L)	16,666	44,998
Oplink Communications, Inc. (I)	6,161	101,903
Parkervision, Inc. (I)	24,542	57,428
Plantronics, Inc. (L)	34,713	1,226,410
Polycom, Inc. (I)	89,106	879,476
Procera Networks, Inc. (I) (L)	6,169	144,972
QUALCOMM, Inc.	650,487	40,648,933
Riverbed Technology, Inc. (I)	77,690	1,807,846
ShoreTel, Inc. (I)	15,658	64,041
Sonus Networks, Inc. (I)	67,519	126,936
Sycamore Networks, Inc. (I)	6,532	100,593

349

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Symmetricom, Inc. (I)	13,733	$95,719
Telefonaktiebolaget LM Ericsson, B Shares	566,859	5,170,276
Tellabs, Inc.	289,913	1,026,292
Telular Corp.	5,816	57,578
Tessco Technologies, Inc.	1,887	39,948
Ubiquiti Networks, Inc. (I) (L)	3,475	41,353
ViaSat, Inc. (I) (L)	11,926	445,794
Westell Technologies, Inc., Class A (I)	16,146	34,552

		115,200,591
Computers & Peripherals - 3.9%
3D Systems Corp. (I) (L)	13,745	451,523
Apple, Inc.	358,005	238,882,416
Avid Technology, Inc. (I) (L)	9,398	88,905
Cray, Inc. (I)	11,869	150,736
Datalink Corp. (I)	5,333	44,157
Dell, Inc.	557,122	5,493,223
Diebold, Inc.	31,831	1,073,023
Electronics for Imaging, Inc. (I)	14,781	245,512
EMC Corp. (I)	801,719	21,862,877
Fujitsu, Ltd. (L)	350,564	1,315,099
Gemalto NV	14,914	1,313,732
Hewlett-Packard Company	750,535	12,804,127
Imation Corp. (I)	9,994	55,866
Immersion Corp. (I)	8,923	48,809
Intermec, Inc. (I)	19,120	118,735
Intevac, Inc. (I)	7,506	45,862
Lexmark International, Inc., Class A (L)	27,075	602,419
NCR Corp. (I)	80,125	1,867,714
NEC Corp. (I) (L)	490,536	775,150
NetApp, Inc. (I)	138,281	4,546,679
OCZ Technology Group, Inc. (I) (L)	21,517	74,664
QLogic Corp. (I)	78,247	893,581
Quantum Corp. (I)	75,058	120,843
SanDisk Corp. (I)	91,752	3,984,789
Seagate Technology PLC	135,145	4,189,495
Seiko Epson Corp. (L)	24,461	146,426
Silicon Graphics International Corp. (I) (L)	10,271	93,466
STEC, Inc. (I) (L)	11,316	76,383
Stratasys, Inc. (I) (L)	6,780	368,832
Super Micro Computer, Inc. (I)	9,229	111,025
Synaptics, Inc. (I) (L)	10,693	256,846
Toshiba Corp. (L)	758,328	2,426,630
Western Digital Corp.	85,097	3,295,807

		307,825,351
Electronic Equipment, Instruments & Components - 0.8%
Aeroflex Holding Corp. (I)	6,454	42,790
Agilysys, Inc. (I)	4,825	41,495
Amphenol Corp., Class A (L)	61,728	3,634,545
Anixter International, Inc. (L)	8,905	511,681
Arrow Electronics, Inc. (I)	54,810	1,847,645
Audience, Inc. (I)	2,061	12,778
Avnet, Inc. (I)	71,204	2,071,324
Badger Meter, Inc. (L)	4,626	168,340
Benchmark Electronics, Inc. (I)	18,253	278,723
Brightpoint, Inc. (I)	22,101	198,467
Checkpoint Systems, Inc. (I)	12,886	106,696
Citizen Holdings Company, Ltd.	49,539	250,317
Cognex Corp.	13,602	470,357
Coherent, Inc. (I)	7,514	344,592
Corning, Inc.	569,133	7,484,099
CTS Corp.	10,984	110,609
Daktronics, Inc.	11,611	110,421
DTS, Inc. (I)	6,422	149,493

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Echelon Corp. (I)	13,000	$49,920
Electro Rent Corp.	6,055	107,113
Electro Scientific Industries, Inc.	7,456	91,112
Fabrinet (I)	7,004	81,176
FARO Technologies, Inc. (I) (L)	5,410	223,541
FEI Company (L)	12,048	644,568
FLIR Systems, Inc.	58,692	1,172,373
Foxconn International Holdings, Ltd. (I)	412,762	135,195
FUJIFILM Holdings Corp. (L)	87,225	1,460,569
GSI Group, Inc. (I)	9,394	83,701
Hamamatsu Photonics KK	13,433	461,219
Hexagon AB	44,585	959,493
Hirose Electric Company, Ltd. (L)	5,636	627,933
Hitachi High-Technologies Corp.	11,684	281,698
Hitachi, Ltd. (L)	872,304	4,847,036
Hoya Corp. (L)	81,867	1,798,098
Ibiden Company, Ltd.	22,686	331,306
Ingram Micro, Inc., Class A (I)	75,575	1,151,007
Insight Enterprises, Inc. (I)	14,197	248,164
InvenSense, Inc. (I) (L)	11,617	138,823
Itron, Inc. (I)	19,850	856,528
Jabil Circuit, Inc.	71,645	1,341,194
KEMET Corp. (I)	14,438	63,527
Key Tronic Corp. (I)	3,649	36,198
Keyence Corp.	8,568	2,188,803
Kyocera Corp. (L)	28,822	2,494,686
Littelfuse, Inc.	6,889	389,504
Maxwell Technologies, Inc. (I) (L)	9,276	75,321
Measurement Specialties, Inc. (I)	4,877	160,843
Mercury Computer Systems, Inc. (I)	9,906	105,202
Mesa Laboratories, Inc.	958	46,348
Methode Electronics, Inc.	11,760	114,190
Molex, Inc. (L)	52,360	1,376,021
MTS Systems Corp.	5,088	272,462
Multi-Fineline Electronix, Inc. (I)	2,829	63,794
Murata Manufacturing Company, Ltd.	38,171	2,030,582
National Instruments Corp.	47,385	1,192,680
Neonode, Inc. (I)	7,636	28,788
Newport Corp. (I)	12,195	134,877
Nippon Electric Glass Company, Ltd.	70,975	389,280
Omron Corp.	38,269	734,935
OSI Systems, Inc. (I)	6,320	491,949
Park Electrochemical Corp.	6,589	163,605
PC Connection, Inc.	2,887	33,229
Plexus Corp. (I)	11,127	337,037
Power-One, Inc. (I)	21,321	119,398
Radisys Corp. (I)	7,800	28,080
RealD, Inc. (I) (L)	14,019	125,330
Richardson Electronics, Ltd.	4,805	57,035
Rofin-Sinar Technologies, Inc. (I)	9,109	179,721
Rogers Corp. (I)	5,143	217,857
Sanmina-SCI Corp. (I)	26,041	221,088
ScanSource, Inc. (I) (L)	8,762	280,559
Shimadzu Corp.	44,810	313,057
SYNNEX Corp. (I) (L)	8,322	271,131
TDK Corp. (L)	23,173	861,895
TE Connectivity, Ltd.	162,931	5,541,283
Tech Data Corp. (I) (L)	19,012	861,244
Trimble Navigation, Ltd. (I) (L)	63,311	3,017,402
TTM Technologies, Inc. (I)	16,978	160,103
Universal Display Corp. (I) (L)	12,634	434,357
Vishay Intertechnology, Inc. (I) (L)	66,397	652,683
Vishay Precision Group, Inc. (I)	4,216	58,940
Yaskawa Electric Corp.	39,910	266,860

350

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Yokogawa Electric Corp.	37,974	$438,631
Zygo Corp. (I)	5,278	96,535

		62,053,189
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (I)	68,203	2,609,447
Ancestry.com, Inc. (I) (L)	9,218	277,277
Angie’s List, Inc. (I)	11,414	120,760
AOL, Inc. (I) (L)	45,173	1,591,445
Bankrate, Inc. (I)	14,750	229,805
Bazaarvoice, Inc. (I) (L)	3,021	45,768
Blucora, Inc. (I)	12,830	228,502
Brightcove, Inc. (I)	1,875	21,900
Carbonite, Inc. (I) (L)	4,029	28,243
comScore, Inc. (I) (L)	11,305	172,401
Constant Contact, Inc. (I)	9,720	169,128
Cornerstone OnDemand, Inc. (I) (L)	10,809	331,404
CoStar Group, Inc. (I) (L)	8,470	690,644
DealerTrack Holdings, Inc. (I) (L)	13,503	376,059
Demand Media, Inc. (I) (L)	9,601	104,363
Demandware, Inc. (I) (L)	2,195	69,691
Dena Company, Ltd. (L)	19,777	651,019
Dice Holdings, Inc. (I) (L)	14,629	123,176
Digital River, Inc. (I)	11,816	196,855
EarthLink, Inc.	34,044	242,393
eBay, Inc. (I)	442,853	21,438,514
Envestnet, Inc. (I)	6,812	79,700
Equinix, Inc. (I) (L)	24,268	5,000,421
ExactTarget, Inc. (I)	3,111	75,348
FriendFinder Networks, Inc. (I) (L)	3,045	2,619
Google, Inc., Class A (I)	101,151	76,318,430
Gree, Inc. (L)	17,528	319,362
Internap Network Services Corp. (I)	17,192	121,204
IntraLinks Holdings, Inc. (I)	11,453	74,903
Ipass, Inc. (I)	18,385	40,447
j2 Global, Inc. (L)	14,719	483,078
Keynote Systems, Inc.	5,271	76,324
KIT Digital, Inc. (I) (L)	15,230	45,690
Limelight Networks, Inc. (I) (L)	19,622	45,915
Liquidity Services, Inc. (I) (L)	7,510	377,077
LivePerson, Inc. (I)	17,611	318,935
LogMeIn, Inc. (I) (L)	7,046	158,042
Marchex, Inc., Class B	7,213	27,554
Market Leader, Inc. (I)	8,170	54,739
Millennial Media, Inc. (I) (L)	3,820	54,817
Monster Worldwide, Inc. (I) (L)	98,066	718,824
Move, Inc. (I)	12,730	109,733
NIC, Inc. (L)	20,710	306,508
OpenTable, Inc. (I)	7,183	298,813
Perficient, Inc. (I)	10,370	125,166
QuinStreet, Inc. (I) (L)	10,662	89,454
Rackspace Hosting, Inc. (I) (L)	54,633	3,610,695
RealNetworks, Inc. (I)	7,017	58,381
Responsys, Inc. (I)	11,456	117,195
Saba Software, Inc. (I)	9,575	95,654
SciQuest, Inc. (I)	5,810	105,742
SPS Commerce, Inc. (I)	3,491	134,299
Stamps.com, Inc. (I)	4,568	105,704
support.com, Inc. (I)	16,235	68,674
Synacor, Inc. (I)	2,290	17,358
TechTarget, Inc. (I)	5,321	31,447
The Active Network, Inc. (I)	12,420	155,623
Travelzoo, Inc. (I) (L)	2,261	53,292
United Internet AG	18,190	371,132

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
United Online, Inc.	29,129	$160,792
Unwired Planet, Inc. (I)	27,898	53,564
ValueClick, Inc. (I) (L)	61,226	1,052,475
VeriSign, Inc. (I) (L)	60,134	2,927,924
VistaPrint NV (I)	11,732	400,648
Vocus, Inc. (I)	6,579	131,975
Web.com Group, Inc. (I)	11,225	201,489
WebMD Health Corp. (I)	16,133	226,346
XO Group, Inc. (I)	8,568	71,543
Yahoo Japan Corp.	2,739	1,042,935
Yahoo!, Inc. (I)	397,990	6,357,890
Yelp, Inc. (I)	2,731	73,874
Zix Corp. (I)	21,229	60,927

		132,729,475
IT Services - 2.8%
Accenture PLC, Class A	242,360	16,972,471
Acxiom Corp. (I)	62,277	1,137,801
Alliance Data Systems Corp. (I)	25,123	3,566,210
Amadeus IT Holding SA, A Shares	58,927	1,375,778
AtoS	10,226	714,300
Automatic Data Processing, Inc. (L)	184,898	10,846,117
Broadridge Financial Solutions, Inc.	62,905	1,467,574
CACI International, Inc., Class A (I) (L)	8,447	437,470
Cap Gemini SA	27,864	1,183,051
Cardtronics, Inc. (I)	14,127	420,702
Cass Information Systems, Inc.	2,982	125,155
CIBER, Inc. (I)	23,573	81,798
Cognizant Technology
Solutions Corp., Class A (I)	114,066	7,975,495
Computer Sciences Corp.	59,191	1,906,542
Computer Task Group, Inc. (I)	5,061	81,887
Computershare, Ltd.	83,701	717,985
Convergys Corp. (L)	93,686	1,468,060
CoreLogic, Inc. (I)	53,061	1,407,708
CSG Systems International, Inc. (I)	10,851	244,039
DST Systems, Inc.	15,441	873,343
EPAM Systems, Inc. (I) (L)	1,589	30,096
Euronet Worldwide, Inc. (I) (L)	16,273	305,770
ExlService Holdings, Inc. (I)	7,455	219,923
Fidelity National Information Services, Inc.	95,632	2,985,631
Fiserv, Inc. (I)	52,002	3,849,708
Forrester Research, Inc.	4,485	129,033
Gartner, Inc. (I)	47,055	2,168,765
Global Cash Access Holdings, Inc. (I)	21,170	170,419
Global Payments, Inc.	39,732	1,661,990
Heartland Payment Systems, Inc.	12,381	392,230
Higher One Holdings, Inc. (I) (L)	10,351	139,531
iGATE Corp. (I) (L)	10,392	188,823
Innodata, Inc. (I)	7,804	31,606
International Business Machines Corp.	410,191	85,094,123
Itochu Techno-Science Corp.	4,756	247,349
Jack Henry & Associates, Inc. (L)	43,391	1,644,519
Lender Processing Services, Inc.	42,657	1,189,704
Lionbridge Technologies, Inc. (I)	19,535	68,763
Mantech International Corp., Class A (L)	19,265	462,360
Mastercard, Inc., Class A	40,978	18,500,747
Mattersight Corp. (I)	3,656	21,644
MAXIMUS, Inc.	10,798	644,857
ModusLink Global Solutions, Inc. (I)	13,540	49,963
MoneyGram International, Inc. (I)	7,024	104,939
NeuStar, Inc., Class A (I)	33,429	1,338,163
Nomura Research Institute, Ltd.	19,085	390,755
NTT Data Corp.	236	736,582
Otsuka Corp.	3,017	269,410

351

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Paychex, Inc. (L)	122,938	$4,092,606
PRGX Global, Inc. (I)	6,900	59,064
SAIC, Inc.	109,243	1,315,286
Sapient Corp. (I)	39,106	416,870
ServiceSource International, Inc. (I)	15,905	163,185
Syntel, Inc.	4,922	307,182
TeleTech Holdings, Inc. (I)	7,383	125,880
Teradata Corp. (I)	64,276	4,847,053
The Hackett Group, Inc. (I)	8,662	36,207
The Western Union Company	230,180	4,193,880
TNS, Inc. (I)	7,830	117,059
Total Systems Services, Inc.	61,338	1,453,711
Unisys Corp. (I)	13,971	290,876
VeriFone Systems, Inc. (I)	54,295	1,512,116
Virtusa Corp. (I)	5,977	106,211
Visa, Inc., Class A (L)	199,566	26,797,722
Wright Express Corp. (I) (L)	31,859	2,221,209

		224,097,006
Office Electronics - 0.2%
Brother Industries, Ltd.	44,476	412,224
Canon, Inc.	213,400	6,829,395
Konica Minolta Holdings, Inc.	90,070	691,792
Ricoh Company, Ltd. (L)	118,869	1,002,691
Xerox Corp.	500,089	3,670,653
Zebra Technologies Corp., Class A (I)	26,072	978,743

		13,585,498
Semiconductors & Semiconductor Equipment - 1.7%
Advanced Energy Industries, Inc. (I)	12,594	155,158
Advanced Micro Devices, Inc. (I) (L)	225,323	759,339
Advantest Corp.	28,140	365,542
Alpha & Omega Semiconductor, Ltd. (I)	5,752	49,525
Altera Corp.	121,564	4,131,353
Amkor Technology, Inc. (I) (L)	25,062	110,273
ANADIGICS, Inc. (I)	24,385	33,895
Analog Devices, Inc. (L)	113,696	4,455,746
Applied Materials, Inc.	474,077	5,293,070
Applied Micro Circuits Corp. (I) (L)	19,909	100,740
ARM Holdings PLC	259,107	2,416,140
ASM Pacific Technology, Ltd.	37,468	442,976
ASML Holding NV	79,026	4,236,338
Atmel Corp. (I)	221,784	1,166,584
ATMI, Inc. (I)	10,074	187,074
AuthenTec, Inc. (I) (L)	14,460	115,825
Axcelis Technologies, Inc. (I)	34,878	36,622
AXT, Inc. (I)	10,788	36,463
Broadcom Corp., Class A (I)	196,918	6,809,424
Brooks Automation, Inc.	20,887	167,723
Cabot Microelectronics Corp.	7,496	263,409
Cavium, Inc. (I) (L)	15,777	525,847
Ceva, Inc. (I)	7,402	106,441
Cirrus Logic, Inc. (I) (L)	20,466	785,690
Cohu, Inc.	7,841	73,627
Cree, Inc. (I) (L)	58,408	1,491,156
CSR PLC, ADR (L)	2,507	50,817
Cymer, Inc. (I) (L)	9,802	500,490
Cypress Semiconductor Corp. (I)	68,847	738,040
Diodes, Inc. (I) (L)	11,282	191,907
DSP Group, Inc. (I)	7,708	45,786
Elpida Memory, Inc. (I)	46,667	0
Entegris, Inc. (I) (L)	43,652	354,891
Entropic Communications, Inc. (I) (L)	28,136	163,752
Exar Corp. (I)	11,972	95,776
Fairchild Semiconductor International, Inc. (I)	63,612	834,589

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
First Solar, Inc. (I) (L)	41,571	$920,590
FormFactor, Inc. (I)	15,929	89,043
FSI International, Inc. (I) (L)	13,249	82,144
GSI Technology, Inc. (I)	6,894	34,125
GT Advanced Technologies Inc. (I) (L)	37,568	204,746
Hittite Microwave Corp. (I) (L)	9,950	551,927
Infineon Technologies AG	204,428	1,297,168
Inphi Corp. (I)	7,365	78,511
Integrated Device Technology, Inc. (I) (L)	117,251	689,436
Integrated Silicon Solution, Inc. (I)	8,790	81,395
Intel Corp.	1,911,250	43,347,150
Intermolecular, Inc. (I)	4,770	33,867
International Rectifier Corp. (I) (L)	56,784	947,725
Intersil Corp., Class A	104,553	914,839
IXYS Corp. (I)	7,820	77,574
KLA-Tencor Corp.	63,688	3,038,236
Kopin Corp. (I)	21,580	81,141
Lam Research Corp. (I)	70,092	2,227,874
Lattice Semiconductor Corp. (I)	37,425	143,338
Linear Technology Corp. (L)	87,741	2,794,551
LSI Corp. (I)	210,467	1,454,327
LTX-Credence Corp. (I)	15,808	90,896
M/A-COM Technology
Solutions Holdings, Inc. (I) (L)	2,027	25,743
Mattson Technology, Inc. (I)	20,163	19,558
MaxLinear, Inc., Class A (I)	7,688	51,433
Mellanox Technologies, Ltd. (I)	6,730	699,693
MEMC Electronic Materials, Inc. (I) (L)	188,827	519,274
Micrel, Inc. (L)	15,275	159,166
Microchip Technology, Inc. (L)	73,797	2,416,114
Micron Technology, Inc. (I)	390,353	2,336,263
Microsemi Corp. (I)	28,191	565,793
Mindspeed Technologies, Inc. (I) (L)	12,394	42,883
MIPS Technologies, Inc. (I)	15,243	112,646
MKS Instruments, Inc.	16,650	424,409
Monolithic Power Systems, Inc. (I)	9,675	191,081
MoSys, Inc. (I)	12,110	48,924
Nanometrics, Inc. (I) (L)	7,553	104,307
NeoPhotonics Corp. (I)	6,765	39,508
NVE Corp. (I) (L)	1,613	95,473
NVIDIA Corp. (I)	235,830	3,145,972
OmniVision Technologies, Inc. (I) (L)	16,595	231,583
PDF Solutions, Inc. (I)	7,760	106,002
Pericom Semiconductor Corp. (I)	7,777	67,543
Photronics, Inc. (I) (L)	19,390	104,124
PLX Technology, Inc. (I)	15,007	86,590
Power Integrations, Inc. (L)	9,018	274,418
QuickLogic Corp. (I) (L)	12,624	35,347
Rambus, Inc. (I)	35,197	194,991
Renewable Energy Corp. ASA (I)	50	15
RF Micro Devices, Inc. (I) (L)	227,449	898,424
Rohm Company, Ltd.	18,110	609,475
Rubicon Technology, Inc. (I) (L)	5,503	52,719
Rudolph Technologies, Inc. (I)	10,317	108,329
Semtech Corp. (I)	53,945	1,356,717
Sigma Designs, Inc. (I)	10,601	70,073
Silicon Image, Inc. (I)	26,591	122,053
Silicon Laboratories, Inc. (I) (L)	19,363	711,784
Skyworks Solutions, Inc. (I)	96,140	2,265,539
Spansion, Inc., Class A (I)	15,329	182,722
STMicroelectronics NV	120,023	649,190
STR Holdings, Inc. (I) (L)	9,787	30,340
Sumco Corp. (I)	21,811	146,826
SunPower Corp. (I) (L)	12,399	55,919
Supertex, Inc. (I)	3,306	59,111

352

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc. (I) (L)	71,054	$1,010,388
Tessera Technologies, Inc.	16,506	225,802
Texas Instruments, Inc.	434,243	11,963,395
Tokyo Electron, Ltd. (L)	32,228	1,371,668
TriQuint Semiconductor, Inc. (I) (L)	53,481	270,079
Ultra Clean Holdings (I)	7,587	43,322
Ultratech, Inc. (I)	8,311	260,799
Veeco Instruments, Inc. (I)	12,333	370,237
Volterra Semiconductor Corp. (I)	8,051	176,075
Xilinx, Inc.	100,450	3,356,035

		134,938,505
Software - 3.0%
Accelrys, Inc. (I) (L)	17,873	154,780
ACI Worldwide, Inc. (I)	32,352	1,367,196
Actuate Corp. (I)	15,943	112,079
Adobe Systems, Inc. (I)	187,574	6,088,652
Advent Software, Inc. (I) (L)	26,209	643,955
American Software, Inc., Class A	7,718	62,979
ANSYS, Inc. (I)	46,470	3,410,898
Aspen Technology, Inc. (I)	29,763	769,374
Autodesk, Inc. (I)	86,099	2,873,124
AVG Technologies NV (I)	2,638	25,325
Blackbaud, Inc.	14,374	343,826
BMC Software, Inc. (I)	56,161	2,330,120
Bottomline Technologies, Inc. (I)	11,186	276,182
BroadSoft, Inc. (I)	8,784	360,320
CA, Inc.	130,911	3,372,922
Cadence Design Systems, Inc. (I) (L)	138,451	1,781,172
Callidus Software, Inc. (I) (L)	11,840	58,371
Citrix Systems, Inc. (I)	71,526	5,476,746
CommVault Systems, Inc. (I)	14,191	833,012
Compuware Corp. (I)	108,850	1,078,704
Comverse Technology, Inc. (I)	69,704	428,680
Concur Technologies, Inc. (I) (L)	22,711	1,674,482
Dassault Systemes SA	11,646	1,226,846
Deltek, Inc. (I)	6,998	91,114
Digimarc Corp.	2,397	53,333
Ebix, Inc. (L)	9,047	213,600
Electronic Arts, Inc. (I)	121,271	1,538,929
Ellie Mae, Inc. (I)	6,928	188,649
EPIQ Systems, Inc.	10,045	134,804
ePlus, Inc. (I)	1,365	53,535
FactSet Research Systems, Inc. (L)	20,605	1,986,734
Fair Isaac Corp.	27,916	1,235,562
FalconStor Software, Inc. (I)	10,307	24,221
Glu Mobile Inc. (I) (L)	17,327	80,224
Guidance Software, Inc. (I)	4,949	55,726
Guidewire Software, Inc. (I)	6,189	192,168
Imperva, Inc. (I)	3,084	114,077
Infoblox, Inc. (I) (L)	2,454	57,056
Informatica Corp. (I)	54,656	1,902,575
Interactive Intelligence Group (I)	4,682	140,694
Intuit, Inc.	105,436	6,208,072
JDA Software Group, Inc. (I)	13,529	429,952
Jive Software, Inc. (I) (L)	5,174	81,284
Kenexa Corp. (I)	8,717	399,500
Konami Corp.	18,899	429,530
Manhattan Associates, Inc. (I)	6,465	370,251
Mentor Graphics Corp. (I)	76,694	1,187,223
MICROS Systems, Inc. (I)	40,398	1,984,350
Microsoft Corp.	2,881,588	85,813,691
MicroStrategy, Inc., Class A (I)	2,699	361,855
Monotype Imaging Holdings, Inc.	11,654	181,686
Netscout Systems, Inc. (I)	11,734	299,334

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Nexon Company, Ltd. (I)	20,353	$280,112
Nice Systems, Ltd. (I)	11,132	371,510
Nintendo Company, Ltd.	20,042	2,520,211
Opnet Technologies, Inc. (L)	4,783	162,957
Oracle Corp.	1,454,530	45,803,150
Oracle Corp. Japan	7,206	370,052
Parametric Technology Corp. (I)	97,630	2,128,334
Pegasystems, Inc. (L)	5,482	159,197
Pervasive Software, Inc. (I)	4,934	42,432
Progress Software Corp. (I) (L)	19,924	426,174
Proofpoint, Inc. (I)	2,146	31,868
PROS Holdings, Inc. (I)	7,014	133,757
QAD, Inc., Class A (I)	2,401	32,606
QLIK Technologies, Inc. (I)	27,147	608,364
Quest Software, Inc. (I)	45,895	1,285,060
RealPage, Inc. (I)	11,423	258,160
Red Hat, Inc. (I)	73,484	4,184,179
Rosetta Stone, Inc. (I) (L)	3,418	43,580
Rovi Corp. (I)	54,922	796,918
Salesforce.com, Inc. (I) (L)	48,883	7,463,945
SAP AG	173,361	12,293,266
Seachange International, Inc. (I) (L)	9,116	71,561
SolarWinds, Inc. (I)	30,647	1,708,264
Solera Holdings, Inc.	35,217	1,544,970
Sourcefire, Inc. (I) (L)	9,404	461,078
Square Enix Company, Ltd.	11,976	182,687
SS&C Technologies Holdings, Inc. (I)	10,732	270,554
Symantec Corp. (I)	268,876	4,839,768
Synchronoss Technologies, Inc. (I)	8,813	201,818
Synopsys, Inc. (I)	75,112	2,480,198
Take-Two Interactive Software, Inc. (I)	24,866	259,352
Tangoe, Inc. (I) (L)	9,512	124,893
TeleNav, Inc. (I)	5,385	32,148
The Sage Group PLC	238,561	1,209,889
TIBCO Software, Inc. (I)	77,557	2,344,548
TiVo, Inc. (I)	39,940	416,574
Trend Micro, Inc.	19,764	551,687
Tyler Technologies, Inc. (I) (L)	9,582	421,800
Ultimate Software Group, Inc. (I)	8,470	864,787
VASCO Data Security International, Inc. (I)	8,999	84,411
Verint Systems, Inc. (I)	6,972	191,312
VirnetX Holding Corp. (I) (L)	13,374	340,101
Websense, Inc. (I)	11,883	185,969

		238,743,675

		1,229,173,290
Materials - 5.3%
Chemicals - 2.7%
A. Schulman, Inc.	9,353	222,788
ADA-ES, Inc. (I) (L)	2,908	68,658
Air Liquide SA	58,775	7,300,517
Air Products & Chemicals, Inc.	81,096	6,706,639
Air Water, Inc.	28,265	346,093
Airgas, Inc.	26,390	2,171,897
Akzo Nobel NV	44,163	2,501,581
Albemarle Corp.	45,071	2,374,340
American Vanguard Corp.	8,843	307,736
Arabian American
Development Company (I) (L)	6,477	63,410
Arkema SA	11,740	1,102,822
Asahi Kasei Corp. (L)	237,600	1,226,200
Ashland, Inc.	36,788	2,634,021
Balchem Corp.	9,330	342,691
BASF SE	172,872	14,607,249

353

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Cabot Corp.	29,961	$1,095,674
Calgon Carbon Corp. (I) (L)	18,125	259,369
CF Industries Holdings, Inc.	23,958	5,324,426
Chemtura Corp. (I)	31,264	538,366
Croda International PLC	25,473	999,084
Cytec Industries, Inc.	23,197	1,519,867
Daicel Corp.	54,985	329,568
Denki Kagaku Kogyo KK	90,570	280,613
E.I. du Pont de Nemours & Company (L)	355,307	17,861,283
Eastman Chemical Company	58,181	3,316,899
Ecolab, Inc.	100,531	6,515,414
Ferro Corp. (I)	27,480	94,256
Flotek Industries, Inc. (I) (L)	15,821	200,452
FMC Corp. (L)	52,263	2,894,325
FutureFuel Corp.	6,045	73,205
Georgia Gulf Corp. (L)	10,886	394,291
Givaudan AG (I)	1,563	1,485,223
GSE Holding, Inc. (I)	2,777	21,799
H.B. Fuller Company	15,807	484,959
Hawkins, Inc. (L)	2,956	122,822
Hitachi Chemical, Ltd.	19,570	264,362
Incitec Pivot, Ltd.	306,679	942,659
Innophos Holdings, Inc.	6,940	336,521
Innospec, Inc. (I)	7,321	248,328
International Flavors & Fragrances, Inc.	30,919	1,842,154
Intrepid Potash, Inc. (I) (L)	26,887	577,533
Israel Chemicals, Ltd.	83,849	1,017,667
Israel Corp., Ltd.	434	274,973
Johnson Matthey PLC	38,544	1,505,530
JSR Corp.	33,690	552,221
K&S AG	32,406	1,596,815
Kaneka Corp.	52,748	254,005
Kansai Paint Company, Ltd.	40,886	450,416
KMG Chemicals, Inc.	2,569	47,527
Koninklijke DSM NV	29,034	1,451,393
Koppers Holdings, Inc. (L)	6,566	229,350
Kraton Performance Polymers, Inc. (I)	10,253	267,603
Kuraray Company, Ltd. (L)	64,925	737,544
Landec Corp. (I)	8,464	96,913
Lanxess AG	15,666	1,300,545
Linde AG	34,819	6,003,066
LSB Industries, Inc. (I)	5,988	262,694
LyondellBasell Industries NV, Class A (L)	129,590	6,694,619
Minerals Technologies, Inc.	14,476	1,026,783
Mitsubishi Chemical Holdings Corp.	255,502	978,119
Mitsubishi Gas & Chemicals Company, Inc.	72,217	362,478
Mitsui Chemicals, Inc. (L)	163,590	318,429
Monsanto Company	203,739	18,544,324
NewMarket Corp. (L)	5,401	1,331,238
Nitto Denko Corp.	31,061	1,479,279
Novozymes A/S, B shares	45,916	1,266,516
Olin Corp. (L)	65,638	1,426,314
OM Group, Inc. (I)	10,286	190,702
OMNOVA Solutions, Inc. (I)	14,858	112,475
Orica, Ltd.	68,671	1,764,885
PolyOne Corp.	28,486	472,013
PPG Industries, Inc.	58,428	6,709,872
Praxair, Inc.	113,787	11,820,194
Quaker Chemical Corp.	4,117	192,140
RPM International, Inc.	66,430	1,895,912
Sensient Technologies Corp.	40,965	1,505,873
Shin-Etsu Chemical Company, Ltd. (L)	77,291	4,344,884
Showa Denko KK (L)	267,827	425,208
Sigma-Aldrich Corp. (L)	46,069	3,315,586
Sika AG (I)	403	822,921

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Solvay SA	11,162	$1,296,108
Spartech Corp. (I)	10,353	55,389
Stepan Company	2,684	257,986
Sumitomo Chemical Company, Ltd. (L)	280,291	714,037
Syngenta AG	17,804	6,653,368
Taiyo Nippon Sanso Corp.	45,657	240,292
Teijin, Ltd.	176,243	431,024
The Dow Chemical Company	457,734	13,255,977
The Mosaic Company	105,686	6,088,570
The Scotts Miracle-Gro Company, Class A (L)	19,399	843,275
The Sherwin-Williams Company	32,654	4,862,507
Toray Industries, Inc.	276,562	1,636,250
Tosoh Corp.	95,641	181,239
TPC Group, Inc. (I)	4,132	168,627
Tredegar Corp.	7,687	136,367
Ube Industries, Ltd.	189,889	408,478
Valspar Corp.	42,525	2,385,653
Wacker Chemie AG (L)	2,946	189,313
Yara International ASA	35,177	1,766,722
Zep, Inc.	7,161	108,274
Zoltek Companies, Inc. (I)	8,821	67,833

		214,796,409
Construction Materials - 0.2%
Boral, Ltd.	142,635	565,809
Cimpor-Cimentos de Portugal SA	9	38
CRH PLC	129,127	2,488,584
CRH PLC (London Exchange)	7,591	146,524
Eagle Materials, Inc.	14,369	664,710
Fletcher Building, Ltd.	128,563	740,221
Headwaters, Inc. (I)	19,835	130,514
HeidelbergCement AG	26,449	1,388,616
Holcim, Ltd. (I)	43,088	2,743,832
Imerys SA	6,348	373,787
James Hardie Industries, Ltd.	82,306	739,471
Lafarge SA	35,124	1,899,716
Martin Marietta Materials, Inc. (L)	23,087	1,913,220
Taiheiyo Cement Corp.	209,279	450,235
Texas Industries, Inc. (I) (L)	7,202	292,761
United States Lime & Minerals, Inc. (I)	624	30,083
Vulcan Materials Company (L)	49,332	2,333,404

		16,901,525
Containers & Packaging - 0.3%
AEP Industries, Inc. (I)	1,395	84,523
Amcor, Ltd.	227,016	1,822,504
Aptargroup, Inc.	33,535	1,734,095
Ball Corp.	59,637	2,523,241
Bemis Company, Inc.	39,238	1,234,820
Boise, Inc.	31,995	280,276
Graphic Packaging Holding Company (I)	53,204	309,115
Greif, Inc., Class A	15,213	672,110
Myers Industries, Inc.	10,667	166,619
Owens-Illinois, Inc. (I)	62,776	1,177,678
Packaging Corp. of America	49,448	1,794,962
Rexam PLC	165,162	1,162,914
Rock-Tenn Company, Class A	35,648	2,573,073
Sealed Air Corp.	67,102	1,037,397
Silgan Holdings, Inc.	24,875	1,082,311
Sonoco Products Company	50,693	1,570,976
Toyo Seikan Kaisha, Ltd.	28,529	305,040
UFP Technologies, Inc. (I)	2,012	35,391

		19,567,045
Metals & Mining - 1.9%
A. M. Castle & Company (I) (L)	5,314	66,372

354

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Acerinox SA (I) (L)	18,777	$211,397
AK Steel Holding Corp. (I)	35,266	169,277
Alcoa, Inc. (L)	406,453	3,597,109
Allegheny Technologies, Inc. (L)	40,767	1,300,467
Alumina, Ltd. (I)	459,478	400,324
AMCOL International Corp. (L)	8,073	273,513
Anglo American PLC	261,636	7,701,847
Antofagasta PLC	74,171	1,518,453
ArcelorMittal	176,263	2,541,227
BHP Billiton PLC	397,530	12,414,438
BHP Billiton, Ltd.	606,900	20,794,533
Boliden AB	51,497	862,064
Carpenter Technology Corp.	22,247	1,163,963
Century Aluminum Company (I)	16,534	118,218
Cliffs Natural Resources, Inc. (L)	54,323	2,125,659
Coeur d’Alene Mines Corp. (I)	28,378	818,138
Commercial Metals Company	58,527	772,556
Compass Minerals International, Inc. (L)	16,673	1,243,639
Daido Steel Company, Ltd.	53,557	248,910
Eurasian Natural Resources Corp. PLC	48,504	243,072
Evraz PLC	63,082	252,196
Fortescue Metals Group, Ltd. (L)	263,847	942,794
Freeport-McMoRan Copper & Gold, Inc.	362,751	14,357,685
Fresnillo PLC	33,763	1,014,740
General Moly, Inc. (I) (L)	21,432	67,939
Glencore International PLC (L)	716,627	3,984,009
Globe Specialty Metals, Inc.	19,592	298,190
Gold Reserve, Inc. (I)	17,730	57,445
Gold Resource Corp. (L)	9,466	203,046
Golden Minerals Company (I) (L)	9,106	47,533
Golden Star Resources, Ltd. (I) (L)	81,631	160,813
Haynes International, Inc.	3,899	203,333
Hecla Mining Company (L)	90,098	590,142
Hitachi Metals, Ltd.	31,164	274,400
Horsehead Holding Corp. (I)	14,069	131,404
Iluka Resources, Ltd.	78,838	796,035
JFE Holdings, Inc. (L)	86,735	1,143,423
Kaiser Aluminum Corp. (L)	6,139	358,456
Kazakhmys PLC	39,334	442,331
Kobe Steel, Ltd. (I)	469,117	366,362
Lonmin PLC (L)	30,530	276,120
Lynas Corp., Ltd. (I) (L)	322,879	261,569
Maruichi Steel Tube, Ltd.	8,861	189,523
Materion Corp. (L)	6,479	154,200
McEwen Mining, Inc. (I) (L)	62,452	286,655
Metals USA Holdings Corp. (I)	3,794	50,726
Midway Gold Corp. (I) (L)	38,944	63,868
Mitsubishi Materials Corp.	210,333	662,426
Newcrest Mining, Ltd.	143,983	4,279,531
Newmont Mining Corp.	189,643	10,621,904
Nippon Steel Corp. (L)	960,865	1,968,173
Nisshin Steel Company, Ltd. (I)	132,483	142,601
Noranda Aluminum Holding Corp. (L)	10,563	70,666
Norsk Hydro ASA	175,310	823,883
Nucor Corp.	120,830	4,622,956
Olympic Steel, Inc. (L)	3,069	51,805
OZ Minerals, Ltd.	57,946	403,022
Paramount Gold and Silver Corp. (I) (L)	41,651	110,792
Randgold Resources, Ltd.	16,405	2,020,267
Reliance Steel & Aluminum Company	37,918	1,985,007
Revett Minerals, Inc. (I)	9,134	32,517
Rio Tinto PLC	252,289	11,793,586
Rio Tinto, Ltd.	82,013	4,499,423
Royal Gold, Inc.	29,655	2,961,348
RTI International Metals, Inc. (I) (L)	9,649	230,997

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Salzgitter AG	7,356	$284,669
Schnitzer Steel Industries, Inc., Class A	8,034	226,157
Sims Metal Management, Ltd.	30,912	304,536
SSAB AB, Series A (L)	29,469	210,318
Steel Dynamics, Inc.	110,374	1,239,500
Stillwater Mining Company (I)	36,840	434,344
Sumitomo Metal Industries, Ltd.	633,692	950,051
Sumitomo Metal Mining Company, Ltd. (L)	98,343	1,233,288
SunCoke Energy, Inc. (I)	22,270	358,992
ThyssenKrupp AG	72,588	1,545,502
Titanium Metals Corp. (L)	27,642	354,647
U.S. Silica Holdings Inc. (I) (L)	3,885	52,681
Umicore SA	21,465	1,125,545
United States Steel Corp. (L)	54,811	1,045,246
Universal Stainless & Alloy (I)	2,194	81,507
US Antimony Corp. (I) (L)	17,328	33,790
Vedanta Resources PLC	20,004	334,473
Vista Gold Corp. (I) (L)	19,711	71,551
Voestalpine AG	20,693	621,753
Worthington Industries, Inc. (L)	42,772	926,442
Xstrata PLC (I)	395,610	6,139,243
Yamato Kogyo Company, Ltd.	7,886	232,546

		150,647,798
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc.	12,474	399,916
Clearwater Paper Corp. (I)	7,465	308,379
Deltic Timber Corp. (L)	3,466	226,191
Domtar Corp.	18,060	1,413,917
Holmen AB, Series B	9,945	271,759
International Paper Company	166,539	6,048,696
KapStone Paper and Packaging Corp. (I)	12,878	288,338
Louisiana-Pacific Corp. (I)	113,018	1,412,725
MeadWestvaco Corp.	65,733	2,011,430
Neenah Paper, Inc.	5,028	144,002
Nippon Paper Group, Inc. (L)	18,597	219,296
OJI Paper Company, Ltd. (L)	149,933	456,968
P.H. Glatfelter Company (L)	13,513	240,667
Resolute Forest Products (I) (L)	25,377	329,901
Schweitzer-Mauduit International, Inc.	9,839	324,589
Stora Enso OYJ, Series R (L)	103,778	644,514
UPM-Kymmene OYJ	98,998	1,123,106
Wausau Paper Corp.	14,219	131,668

		15,996,062

		417,908,839
Telecommunication Services - 3.6%
Diversified Telecommunication Services - 2.8%
8x8, Inc. (I)	22,910	150,290
American Tower Corp.	151,014	10,780,889
AT&T, Inc.	2,203,169	83,059,471
Atlantic Tele-Network, Inc.	2,910	125,072
Belgacom SA	28,645	875,168
Bezeq The
Israeli Telecommunication Corp., Ltd.	358,182	416,257
BT Group PLC	1,469,052	5,479,480
Cbeyond, Inc. (I)	9,247	91,175
CenturyLink, Inc. (L)	237,813	9,607,645
Cincinnati Bell, Inc. (I) (L)	63,377	361,249
Cogent Communications Group, Inc.	14,941	343,494
Consolidated Communications Holdings, Inc.	16,628	285,835
Deutsche Telekom AG	528,650	6,505,964
Elisa OYJ, Class A	26,682	603,911
Fairpoint Communications, Inc. (I) (L)	6,985	52,807
France Telecom SA	348,964	4,218,679

355

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Frontier Communications Corp. (L)	380,890	$1,866,361
General Communication, Inc., Class A (I)	12,015	117,747
Hawaiian Telcom Holdco, Inc. (I)	3,477	61,647
HickoryTech Corp.	4,993	52,826
HKT Trust and HKT, Ltd.	1,254	1,063
IDT Corp., Class B	5,187	53,270
Iliad SA	4,294	699,761
inContact, Inc. (I)	11,125	72,535
Inmarsat PLC	84,395	806,112
Iridium Communications, Inc. (I) (L)	15,966	116,871
Koninklijke KPN NV	188,579	1,443,746
Lumos Networks Corp.	5,211	40,958
magicJack VocalTec, Ltd. (I)	4,844	118,823
Neutral Tandem, Inc. (I)	9,025	84,655
Nippon Telegraph & Telephone Corp.	82,159	3,898,579
ORBCOMM, Inc. (I)	12,488	46,705
PCCW, Ltd.	752,479	307,048
Portugal Telecom SGPS SA	118,187	585,471
Premiere Global Services, Inc. (I)	16,031	149,890
Primus Telecommunications Group, Inc.	3,974	60,683
Singapore Telecommunications, Ltd.	1,437,549	3,742,342
Singapore Telecommunications, Ltd.
(Singapore Exchange)	63,535	165,338
Swisscom AG	4,384	1,763,758
TDC A/S	93,211	679,348
Tele2 AB, Series B	59,842	1,087,905
Telecom Corp. of New Zealand, Ltd. (L)	356,420	702,150
Telecom Italia SpA	1,134,803	995,255
Telecom Italia SpA (Italian Exchange)	1,766,917	1,775,525
Telefonica SA (I)	758,816	10,118,440
Telekom Austria AG	41,656	294,711
Telenet Group Holding NV (I) (L)	10,681	477,637
Telenor ASA	136,195	2,658,340
TeliaSonera AB	407,500	2,937,535
Telstra Corp., Ltd.	819,706	3,325,383
Towerstream Corp. (I)	15,310	62,159
tw telecom, Inc. (I)	76,074	1,983,249
Verizon Communications, Inc.	1,087,994	49,579,887
Vivendi SA	242,569	4,742,798
Vonage Holdings Corp. (I)	50,290	114,661
Windstream Corp. (L)	224,318	2,267,855

		223,016,413
Wireless Telecommunication Services - 0.8%
Boingo Wireless, Inc. (I) (L)	5,068	40,240
Crown Castle International Corp. (I)	111,966	7,177,021
KDDI Corp. (L)	50,621	3,922,187
Leap Wireless International, Inc. (I) (L)	17,133	116,847
MetroPCS Communications, Inc. (I)	121,332	1,420,798
Millicom International Cellular SA	11,907	1,105,551
Mobistar SA	5,650	178,256
NTELOS Holdings Corp.	4,972	86,364
NTT DOCOMO, Inc. (L)	2,875	4,662,541
Shenandoah Telecommunications Company (L)	7,864	138,406
Softbank Corp. (L)	166,854	6,753,491
Sprint Nextel Corp. (I)	1,142,655	6,307,456
StarHub, Ltd.	112,963	341,744
Telephone & Data Systems, Inc.	50,882	1,303,088
USA Mobility, Inc. (L)	7,206	85,535
Vodafone Group PLC	9,288,197	26,434,777

		60,074,302

		283,090,715

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities - 3.7%
Electric Utilities - 1.9%
Acciona SA	4,191	$239,405
ALLETE, Inc.	12,108	505,388
American Electric Power Company, Inc.	185,599	8,155,220
Cheung Kong Infrastructure Holdings, Ltd.	91,843	557,430
Chubu Electric Power Company, Inc.	121,223	1,579,331
Cleco Corp. (L)	49,859	2,093,081
CLP Holdings, Ltd.	339,756	2,888,465
Contact Energy, Ltd. (I)	69,201	302,012
Duke Energy Corp.	268,906	17,425,130
Edison International	124,132	5,671,591
EDP - Energias de Portugal SA	358,854	989,766
El Paso Electric Company	12,718	435,592
Electricite de France SA	45,261	950,382
Enel SpA	1,238,799	4,391,630
Entergy Corp.	67,499	4,677,681
Exelon Corp.	326,289	11,609,363
FirstEnergy Corp.	160,390	7,073,199
Fortum OYJ	83,558	1,540,809
Great Plains Energy, Inc.	77,110	1,716,469
Hawaiian Electric Industries, Inc. (L)	48,895	1,286,427
Hokkaido Electric Power Company, Inc.	34,443	276,143
Hokuriku Electric Power Company	31,719	384,220
Iberdrola SA	730,628	3,323,936
IDACORP, Inc.	41,105	1,778,613
Kyushu Electric Power Company, Inc.	80,398	662,051
MGE Energy, Inc.	7,476	396,153
NextEra Energy, Inc.	161,423	11,352,880
Northeast Utilities	119,485	4,567,912
NV Energy, Inc.	118,863	2,140,723
OGE Energy Corp.	49,689	2,755,752
Otter Tail Corp.	11,513	274,700
Pepco Holdings, Inc. (L)	87,102	1,646,228
Pinnacle West Capital Corp.	41,745	2,204,136
PNM Resources, Inc.	65,517	1,377,823
Portland General Electric Company	23,882	645,769
Power Assets Holdings, Ltd.	260,887	2,213,198
PPL Corp.	222,611	6,466,850
Red Electrica Corp. SA	20,375	967,709
Shikoku Electric Power Company, Inc.	31,525	351,959
SP AusNet	313,421	339,686
SSE PLC	177,788	3,999,269
Terna Rete Elettrica Nazionale SpA	245,998	918,341
The Chugoku Electric
Power Company, Inc. (L)	55,867	742,093
The Empire District Electric Company	13,671	294,610
The Kansai Electric Power Company, Ltd.	141,339	1,093,447
The Southern Company	334,018	15,394,890
Tohoku Electric Power Company, Inc. (I)	85,179	682,668
Tokyo Electric Power Company, Inc. (I)	272,336	446,569
UIL Holdings Corp. (L)	16,104	577,489
Unitil Corp.	4,646	126,464
UNS Energy Corp.	12,780	534,971
Verbund AG, Class A	12,824	265,667
Westar Energy, Inc.	63,620	1,886,969
Xcel Energy, Inc.	185,542	5,141,369

		150,319,628
Gas Utilities - 0.3%
AGL Resources, Inc. (L)	44,745	1,830,518
APA Group, Ltd. (L)	121,310	596,364
Atmos Energy Corp.	45,415	1,625,403
Chesapeake Utilities Corp.	3,173	150,273
Enagas SA	33,708	666,543
Gas Natural SDG SA	65,356	927,598

356

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities (continued)
Hong Kong & China Gas Company, Ltd.	981,706	$2,469,497
National Fuel Gas Company	41,943	2,266,600
New Jersey Resources Corp.	13,114	599,572
Northwest Natural Gas Company (L)	8,524	419,722
ONEOK, Inc.	78,136	3,774,750
Osaka Gas Company, Ltd.	352,488	1,553,460
Piedmont Natural Gas Company, Inc. (L)	22,650	735,672
Questar Corp.	88,473	1,798,656
Snam SpA	318,138	1,412,125
South Jersey Industries, Inc. (L)	9,642	510,351
Southwest Gas Corp.	14,623	646,337
The Laclede Group, Inc.	7,234	311,062
Toho Gas Company, Ltd.	76,924	510,695
Tokyo Gas Company, Ltd.	463,269	2,552,138
UGI Corp.	56,646	1,798,511
WGL Holdings, Inc.	42,210	1,698,953

		28,854,800
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (I)	238,046	2,611,365
Atlantic Power Corp. (L)	35,644	533,234
EDP Renovaveis SA (I)	48	215
Electric Power Development Company, Ltd.	21,906	574,038
Enel Green Power SpA	329,547	558,449
Genie Energy, Ltd., B Shares (I)	5,510	39,507
GenOn Energy, Inc. (I)	246,182	622,840
NRG Energy, Inc. (L)	86,863	1,858,000
Ormat Technologies, Inc. (L)	5,762	108,038

		6,905,686
Multi-Utilities - 1.3%
A2A SpA	39	19
AGL Energy, Ltd.	102,016	1,581,264
Alliant Energy Corp.	55,895	2,425,284
Ameren Corp.	92,472	3,021,060
Avista Corp. (L)	18,668	480,514
Black Hills Corp.	36,235	1,288,879
CenterPoint Energy, Inc.	162,828	3,468,236
Centrica PLC	975,705	5,171,585
CH Energy Group, Inc.	4,795	312,682
CMS Energy Corp.	101,637	2,393,551
Consolidated Edison, Inc.	111,598	6,683,604
Dominion Resources, Inc.	218,950	11,591,213
DTE Energy Company	65,640	3,934,462
E.ON AG	338,949	8,055,134
GDF Suez	240,322	5,385,695
Integrys Energy Group, Inc.	29,655	1,547,991
MDU Resources Group, Inc.	95,087	2,095,717
National Grid PLC	671,761	7,415,610
NiSource, Inc.	108,292	2,759,280
NorthWestern Corp.	11,596	420,123
PG&E Corp.	162,946	6,952,906
Public Service Enterprise Group, Inc.	192,742	6,202,438
RWE AG	92,098	4,127,732
SCANA Corp. (L)	50,245	2,425,326
Sempra Energy	85,896	5,539,433
Suez Environnement Company	52,833	599,664
TECO Energy, Inc. (L)	78,675	1,395,695
Vectren Corp. (L)	41,323	1,181,838
Veolia Environnement SA	63,596	685,104
Wisconsin Energy Corp. (L)	87,826	3,308,405

		102,450,444
Water Utilities - 0.1%
American States Water Company (L)	5,948	264,270
Aqua America, Inc. (L)	70,379	1,742,584

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Water Utilities (continued)
Artesian Resources Corp., Class A	3,122	$72,524
Cadiz, Inc. (I) (L)	5,046	48,997
California Water Service Group	13,124	244,763
Connecticut Water Service, Inc. (L)	3,097	98,794
Consolidated Water Company, Ltd.	5,149	42,582
Middlesex Water Company	5,077	97,275
Severn Trent PLC	44,830	1,215,884
SJW Corp. (L)	4,694	119,040
United Utilities Group PLC	128,218	1,484,717
York Water Company	4,887	89,628

		5,521,058

		294,051,616

TOTAL COMMON STOCKS (Cost $7,515,922,356)		$7,803,376,490

PREFERRED SECURITIES - 0.1%
Consumer Discretionary - 0.1%
Bayerische Motoren Werke AG	9,831	505,378
Porsche Automobil Holding SE	28,806	1,726,734
ProSiebenSat.1 Media AG	16,477	415,868
Volkswagen AG	27,217	4,971,486

		7,619,466
Consumer Staples - 0.0%
Henkel AG & Company KgaA, .0800%	33,518	2,667,440
Health Care - 0.0%
Alere, Inc., 3.000%	2	406
Utilities - 0.0%
RWE AG	7,347	293,228

TOTAL PREFERRED SECURITIES (Cost $9,923,745)		$10,580,540

INVESTMENT COMPANIES - 0.0%
Firsthand Technology Value Fund, Inc. (I)	735	12,818

TOTAL INVESTMENT COMPANIES (Cost $12,929)		$12,818

RIGHTS - 0.0%
Energy - 0.0%
Cie Generale de Geophysique - Veritas
(Expiration Date: 10/12/2012; Strike Price
EUR 17.00) (I)	25,751	41,563
Financials - 0.0%
Hampton Roads Bankshares, Inc. (Strike
Price $0.70) (I) (N)	3,403	10,690

TOTAL RIGHTS (Cost $10,915)		$52,253

WARRANTS - 0.0%
Energy - 0.0%
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I) (L)	3,567	192

TOTAL WARRANTS (Cost $1,417)		$192

SECURITIES LENDING COLLATERAL - 6.6%
John Hancock Collateral
Investment Trust, 0.3462% (W) (Y)	51,751,114	517,956,196

TOTAL SECURITIES LENDING
COLLATERAL (Cost $517,915,444)		$517,956,196

357

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreement - 0.6%
Repurchase Agreement with State Street Corp.
dated 09/28/2012 at 0.010% to be
repurchased at $47,408,040 on 10/01/2012,
collateralized by $35,575,000 U.S. Treasury
Bonds, 4.500% due 08/15/2039 (valued at
$48,367,734, including interest)		$47,408,000	$47,408,000

TOTAL SHORT-TERM INVESTMENTS (Cost $47,408,000)			$47,408,000

Total Investments (Strategic Equity Allocation Trust)
(Cost $8,091,194,806) - 106.0%			$8,379,386,489
Other assets and liabilities, net - (6.0%)			(475,838,334)

TOTAL NET ASSETS - 100.0%			$7,903,548,155

Strategic Income Opportunities Trust
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 24.7%
Argentina - 0.7%
Provincia de Buenos Aires
10.875%, 01/26/2021 (S)		$575,000	416,875
11.750%, 10/05/2015 (S)		1,960,000	1,754,200
Provincia de Cordoba
12.375%, 08/17/2017 (S)		510,000	430,950
Provincia de Neuquen
7.875%, 04/26/2021 (S)		1,025,000	896,875

			3,498,900
Australia - 1.5%
New South Wales Treasury Corp.
6.000%, 05/01/2020	AUD	3,000,000	3,618,727
Queensland Treasury Corp.
6.000%, 10/21/2015 to 04/21/2016		2,884,000	3,256,183

			6,874,910
Brazil - 0.8%
Federative Republic of Brazil
8.500%, 01/05/2024	BRL	3,440,000	1,989,592
10.250%, 01/10/2028		2,434,000	1,569,838

			3,559,430
Canada - 2.1%
Canada Housing Trust No. 1
2.750%, 06/15/2016 (S)	CAD	525,000	558,542
Government of Canada
2.750%, 09/01/2016		3,540,000	3,806,823
Province of Ontario
6.250%, 06/16/2015	NZD	5,777,000	5,128,172

			9,493,537
Indonesia - 1.7%
Republic of Indonesia
8.250%, 07/15/2021	IDR	5,970,000,000	719,328
9.500%, 06/15/2015		40,220,000,000	4,614,276
10.000%, 07/15/2017		10,880,000,000	1,341,779
12.500%, 03/15/2013		7,635,000,000	825,143
14.250%, 06/15/2013		3,250,000,000	361,134

			7,861,660
Malaysia - 1.3%
Government of Malaysia
3.835%, 08/12/2015	MYR	12,850,000	4,276,219

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Malaysia (continued)
Government of Malaysia (continued)
4.262%, 09/15/2016	MYR	5,900,000	$2,002,614

			6,278,833
Mexico - 0.8%
Government of Mexico
6.000%, 06/18/2015	MXN	23,000,000	1,845,598
9.500%, 12/18/2014		21,500,000	1,837,536

			3,683,134
New Zealand - 2.9%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	2,000,000	1,843,715
6.000%, 12/15/2017 to 05/15/2021		11,760,000	11,323,166

			13,166,881
Norway - 1.1%
Government of Norway
4.500%, 05/22/2019	NOK	3,937,000	804,388
5.000%, 05/15/2015		18,498,000	3,524,336
6.500%, 05/15/2013		3,400,000	610,705

			4,939,429
Peru - 0.1%
Republic of Peru
7.350%, 07/21/2025		$280,000	410,200
Philippines - 4.2%
Republic of Philippines
4.950%, 01/15/2021	PHP	33,000,000	834,572
5.875%, 12/16/2020 to 03/01/2032		307,303,440	7,731,278
6.250%, 01/14/2036		43,000,000	1,145,481
6.500%, 04/28/2021		91,000,000	2,462,094
8.125%, 12/16/2035		230,634,520	7,178,011

			19,351,436
Singapore - 1.7%
Republic of Singapore
1.375%, 10/01/2014	SGD	1,000,000	832,624
2.375%, 04/01/2017		2,800,000	2,476,120
2.875%, 07/01/2015		2,850,000	2,486,386
3.250%, 09/01/2020		2,030,000	1,910,274

			7,705,404
South Korea - 3.8%
Korea Treasury Bond Coupon Strips, IO
3.479%, 03/10/2013	KRW	83,030,000	73,795
3.554%, 09/10/2013		83,030,000	72,777
3.601%, 03/10/2014		83,030,000	71,764
3.658%, 09/10/2014		83,030,000	70,765
3.702%, 03/10/2015		83,030,000	69,779
3.772%, 09/10/2015		83,030,000	68,786
3.830%, 03/10/2016		83,030,000	67,758
3.899%, 09/10/2016		83,030,000	66,738
3.958%, 03/10/2017		83,030,000	65,790
4.042%, 09/10/2017		83,030,000	64,808
4.109%, 03/10/2018		83,030,000	63,803
4.197%, 09/10/2018		83,030,000	62,821
Korea Treasury Bond Principal Strips, PO
4.196%, 09/10/2018		2,888,000,000	2,185,094
Republic of Korea
3.250%, 06/10/2015		5,000,000,000	4,551,562
4.000%, 03/10/2016		750,000,000	699,630
4.250%, 12/10/2012 to 06/10/2021		9,830,000,000	9,196,457
5.750%, 09/10/2018		2,000,000	2,075

			17,454,202

358

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Sweden - 1.9%
Kingdom of Sweden
3.750%, 08/12/2017	SEK	21,250,000	$3,656,509
5.000%, 12/01/2020		17,300,000	3,374,669
Svensk Exportkredit AB
7.625%, 06/30/2014	NZD	1,975,000	1,746,292

			8,777,470
Ukraine - 0.1%
Government of Ukraine
7.950%, 02/23/2021 (S)		$380,000	378,545

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $104,963,385)			$113,433,971

CORPORATE BONDS - 50.6%
Consumer Discretionary - 9.6%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		1,205,000	1,292,207
AMC Entertainment, Inc.
8.750%, 06/01/2019		1,655,000	1,824,638
9.750%, 12/01/2020		1,280,000	1,441,600
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022		1,291,000	1,303,910
Ameristar Casinos, Inc.
7.500%, 04/15/2021		320,000	344,000
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,415,000	743,359
Automotores Gildemeister SA
8.250%, 05/24/2021 (S)		$760,000	826,500
Beazer Homes USA, Inc.
6.625%, 04/15/2018 (S)		215,000	229,781
8.125%, 06/15/2016		700,000	731,500
9.125%, 05/15/2019		330,000	331,650
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019		680,000	752,250
Cablevision Systems Corp.
8.000%, 04/15/2020		1,850,000	2,062,750
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		1,110,000	1,123,875
CCO Holdings LLC
7.000%, 01/15/2019		1,905,000	2,062,163
Chrysler Group LLC
8.250%, 06/15/2021		370,000	394,050
Cinemark USA, Inc.
7.375%, 06/15/2021		560,000	623,000
Clear Channel Communications, Inc.
9.000%, 03/01/2021		475,000	422,750
10.750%, 08/01/2016		1,685,000	1,179,500
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016		1,011,255	707,879
Corporacion GEO SAB de CV
8.875%, 03/27/2022 (S)		200,000	204,500
DISH DBS Corp.
4.625%, 07/15/2017 (S)		210,000	214,725
7.875%, 09/01/2019		2,300,000	2,673,750
Empire Today LLC
11.375%, 02/01/2017 (S)		600,000	634,500
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)		1,450,000	906
Ford Motor Company
6.625%, 10/01/2028		913,000	1,020,506
7.450%, 07/16/2031		470,000	584,563
Ford Motor Credit Company LLC
4.250%, 02/03/2017		885,000	940,759

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Gray Television, Inc.
7.500%, 10/01/2020 (S)		$175,000	$174,125
Gymboree Corp.
9.125%, 12/01/2018		230,000	218,788
Hillman Group, Inc.
10.875%, 06/01/2018		230,000	247,250
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)		520,000	483,600
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036		974,000	1,049,390
Meritage Homes Corp.
7.000%, 04/01/2022		390,000	417,300
MGM Resorts International
6.625%, 07/15/2015		2,155,000	2,305,850
8.625%, 02/01/2019 (S)		420,000	457,800
Nexstar Broadcasting, Inc.
7.000%, 01/15/2014		27,000	27,034
Nexstar Broadcasting, Inc. PIK
7.000%, 01/15/2014		805,996	807,004
PVH Corp.
7.375%, 05/15/2020		515,000	581,950
Quebecor Media, Inc.
7.375%, 01/15/2021 (S)	CAD	170,000	185,027
Regal Entertainment Group
9.125%, 08/15/2018		$305,000	340,838
Shaw Communications, Inc.
5.500%, 12/07/2020	CAD	555,000	629,988
6.500%, 06/02/2014		325,000	353,827
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)		$430,000	427,850
Sonic Automotive, Inc.
9.000%, 03/15/2018		70,000	76,475
Standard Pacific Corp.
8.375%, 05/15/2018 to 01/15/2021		545,000	625,794
Tenneco, Inc.
6.875%, 12/15/2020		555,000	607,725
The Goodyear Tire & Rubber Company
7.000%, 05/15/2022		2,060,000	2,183,600
8.750%, 08/15/2020		320,000	364,000
Toys R Us Property Company II LLC
8.500%, 12/01/2017		190,000	204,725
Univision Communications, Inc.
6.750%, 09/15/2022 (S)		1,290,000	1,290,000
Videotron Ltee
7.125%, 01/15/2020 (S)	CAD	420,000	466,417
Waterford Gaming LLC
8.625%, 09/15/2014 (S)		$2,129,724	1,299,876
WMG Acquisition Corp.
11.500%, 10/01/2018		1,590,000	1,788,750
Wok Acquisition Corp.
10.250%, 06/30/2020 (S)		160,000	169,200
XM Satellite Radio, Inc.
7.625%, 11/01/2018 (S)		1,420,000	1,569,100

			44,024,854
Consumer Staples - 2.4%
Anheuser-Busch InBev Worldwide, Inc.
9.750%, 11/17/2015	BRL	2,111,000	1,174,079
B&G Foods, Inc.
7.625%, 01/15/2018		$180,000	194,400
Corporacion Lindley SA
6.750%, 11/23/2021 (S)		405,000	454,613
Corporacion Pesquera Inca SAC
9.000%, 02/10/2017 (S)		375,000	403,125

359

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Marfrig Holding Europe BV
8.375%, 05/09/2018 (S)	$285,000	$232,275
Revlon Consumer Products Corp.
9.750%, 11/15/2015	505,000	534,038
Reynolds Group Issuer, Inc.
8.500%, 05/15/2018	565,000	573,475
9.000%, 04/15/2019	3,555,000	3,626,100
Rite Aid Corp.
9.250%, 03/15/2020	1,300,000	1,332,500
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	955,000	823,688
Yankee Candle Company, Inc.
8.500%, 02/15/2015	3,000	3,038
Yankee Candle Company, Inc., Series B
9.750%, 02/15/2017	500,000	525,000
YCC Holdings LLC, PIK
10.250%, 02/15/2016	900,000	931,500

		10,807,831
Energy - 4.3%
Alpha Natural Resources, Inc.
6.250%, 06/01/2021	1,125,000	936,563
Arch Coal, Inc.
7.000%, 06/15/2019	170,000	142,800
7.250%, 06/15/2021	1,420,000	1,185,700
Bill Barrett Corp.
7.000%, 10/15/2022	926,000	951,465
Calfrac Holdings LP
7.500%, 12/01/2020 (S)	900,000	891,000
Carrizo Oil & Gas, Inc.
7.500%, 09/15/2020	425,000	434,563
EP Energy LLC
7.750%, 09/01/2022 (S)	690,000	703,800
9.375%, 05/01/2020 (S)	1,532,000	1,669,880
EPL Oil & Gas, Inc.
8.250%, 02/15/2018	385,000	388,850
Forbes Energy Services, Ltd.
9.000%, 06/15/2019	450,000	436,500
Forest Oil Corp.
7.500%, 09/15/2020 (S)	155,000	153,838
Inkia Energy, Ltd.
8.375%, 04/04/2021 (S)	1,575,000	1,716,750
Linn Energy LLC
6.250%, 11/01/2019 (S)	550,000	547,250
MarkWest Energy Partners LP
6.500%, 08/15/2021	495,000	530,888
McMoRan Exploration Company
11.875%, 11/15/2014	1,505,000	1,584,013
Niska Gas Storage US LLC
8.875%, 03/15/2018	560,000	578,200
Pan American Energy LLC
7.875%, 05/07/2021 (S)	160,000	146,400
Peabody Energy Corp.
6.250%, 11/15/2021 (S)	940,000	935,300
Pertamina Persero PT
5.250%, 05/23/2021 (S)	565,000	623,619
6.500%, 05/27/2041 (S)	400,000	458,000
PHI, Inc.
8.625%, 10/15/2018	725,000	759,438
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017 (S)	340,000	379,100
Regency Energy Partners LP
9.375%, 06/01/2016	390,000	425,588
SandRidge Energy, Inc.
7.500%, 02/15/2023 (S)	845,000	870,350

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)		$435,000	$469,800
W&T Offshore, Inc.
8.500%, 06/15/2019		805,000	877,450
Westmoreland Coal Company
10.750%, 02/01/2018		790,000	766,300

			19,563,405
Financials - 16.8%
Affinion Group Holdings, Inc.
11.625%, 11/15/2015		790,000	537,200
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		2,165,000	2,649,419
Banco Continental SA (7.375% to
10/07/2020, then 3 month
LIBOR + 6.802%)
10/07/2040 (S)		505,000	544,449
Banco de Galicia y Buenos Aires
8.750%, 05/04/2018 (S)		950,000	817,000
Banco Safra SA
10.250%, 08/08/2016 (S)	BRL	752,000	393,203
Bancolombia SA
5.950%, 06/03/2021		$850,000	956,250
BBVA Bancomer SA
6.500%, 03/10/2021 (S)		765,000	838,058
Capital One Financial Corp.
6.150%, 09/01/2016		1,090,000	1,244,456
CapitaMalls Asia Treasury, Ltd.
3.950%, 08/24/2017	SGD	3,250,000	2,739,386
Citigroup, Inc.
6.250%, 06/29/2017	NZD	1,245,000	1,059,531
Citizens Republic Bancorp, Inc.
5.750%, 02/01/2013		$500,000	486,647
Corp Andina de Fomento
3.750%, 01/15/2016		250,000	262,147
Council of Europe Development Bank
5.250%, 05/27/2013	AUD	1,680,000	1,760,410
Country Garden Holdings Company, Ltd.
11.125%, 02/23/2018 (S)		$330,000	358,875
DuPont Fabros Technology LP
8.500%, 12/15/2017		395,000	435,488
E*Trade Financial Corp.
6.750%, 06/01/2016		590,000	620,975
Emeralds
- 08/04/2020 (H)(S)		104,967	94,470
Eurofima
6.000%, 01/28/2014	AUD	1,395,000	1,494,094
European Investment Bank
4.250%, 02/04/2015	NOK	6,400,000	1,177,413
5.375%, 05/20/2014	AUD	3,030,000	3,236,921
First Tennessee Bank NA
5.050%, 01/15/2015		$618,000	637,194
General Electric Capital
Australia Funding Pty, Ltd.
6.000%, 05/15/2013	AUD	580,000	609,478
7.000%, 10/08/2015		2,800,000	3,141,359
General Electric Capital Corp.
4.875%, 04/05/2016	SEK	10,000,000	1,634,292
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)		$1,600,000	1,783,072

360

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
General Electric Capital Corp., Series A
7.625%, 12/10/2014	NZD	4,415,000	$3,930,806
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR + 2.125%)
02/12/2067 (S)		$1,885,000	1,583,400
Goodman Funding Pty, Ltd.
6.000%, 03/22/2022 (S)		880,000	945,447
Hongkong Land Treasury Services
(Singapore) Pte, Ltd.
3.860%, 12/29/2017	SGD	250,000	213,651
Host Hotels & Resorts LP
5.250%, 03/15/2022 (S)		$620,000	669,600
Hub International, Ltd.
8.125%, 10/15/2018 (S)		1,189,000	1,203,863
Inter-American Development Bank
4.750%, 01/10/2014	INR	55,850,000	1,046,109
Intercorp Retail Trust
8.875%, 11/14/2018 (S)		$515,000	571,650
International Finance Corp.
7.500%, 02/28/2013	AUD	1,627,000	1,715,779
iPayment, Inc.
10.250%, 05/15/2018		$200,000	174,500
Kreditanstalt fuer Wiederaufbau
4.000%, 12/15/2014	NOK	10,010,000	1,827,957
5.750%, 05/13/2015	AUD	4,775,000	5,244,307
7.000%, 10/22/2012	IDR	15,900,000,000	1,663,984
MetLife, Inc.
6.400%, 12/15/2036		$755,000	792,849
Moody’s Corp.
4.500%, 09/01/2022		140,000	148,465
Nationstar Mortgage LLC
7.875%, 10/01/2020 (S)		270,000	274,725
9.625%, 05/01/2019 (S)		1,039,000	1,135,108
10.875%, 04/01/2015		175,000	189,656
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month
LIBOR + 4.175%)
09/15/2042		645,000	661,125
Realogy Corp.
7.625%, 01/15/2020 (S)		95,000	104,738
11.500%, 04/15/2017		1,030,000	1,104,675
12.000%, 04/15/2017		1,403,315	1,480,497
Regions Bank
6.450%, 06/26/2037		250,000	255,000
Regions Financial Corp.
7.375%, 12/10/2037		385,000	404,250
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		350,000	374,500
Standard Chartered Bank
2.220%, 07/05/2013	SGD	1,750,000	1,439,846
Symetra Financial Corp. (8.300% to
10/15/2017, then 3 month
LIBOR + 4.177%)
10/15/2037 (S)		$990,000	1,019,700
Synovus Financial Corp.
5.125%, 06/15/2017		1,570,000	1,530,750
7.875%, 02/15/2019		725,000	801,125
Temasek Financial I, Ltd.
3.265%, 02/19/2020	SGD	1,250,000	1,121,438
The Allstate Corp.
6.125%, 05/15/2037 (P)		$2,405,000	2,477,150

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Chubb Corp. (6.375% until
04/15/2017, then 3 month
LIBOR + 2.250%)
03/29/2067		$780,000	$830,700
The Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		1,410,000	1,367,700
The Royal Bank of Scotland PLC
2.195%, 03/31/2014 (P)	SGD	2,500,000	2,027,113
United Community Banks, Inc.
7.500%, 09/30/2015 (S)		$425,000	395,250
Wells Fargo & Company
2.625%, 12/15/2016		945,000	1,000,107
Western Alliance Bancorp
10.000%, 09/01/2015		845,000	916,825
Wilmington Trust Corp.
4.875%, 04/15/2013		715,000	725,184
8.500%, 04/02/2018		876,000	1,058,862
XL Group PLC., Series E (6.500% to
04/15/2017, then 3 month
LIBOR + 2.458%)
04/15/2017 (Q)		1,115,000	1,025,800
Yanlord Land Group, Ltd.
10.625%, 03/29/2018 (S)		450,000	466,875
Zions Bancorporation
4.000%, 06/20/2016		825,000	841,500
6.000%, 09/15/2015		905,000	948,248

			77,222,601
Health Care - 2.1%
Alere, Inc.
8.625%, 10/01/2018		1,500,000	1,575,000
BioScrip, Inc.
10.250%, 10/01/2015		830,000	894,325
Catalent Pharma Solutions, Inc.
7.875%, 10/15/2018 (S)		315,000	319,725
9.500%, 04/15/2015 (P)		768,593	783,004
Community Health Systems, Inc.
7.125%, 07/15/2020		315,000	336,066
Endo Health Solutions, Inc.
7.250%, 01/15/2022		530,000	572,400
ExamWorks Group, Inc.
9.000%, 07/15/2019		1,195,000	1,242,800
Grifols, Inc.
8.250%, 02/01/2018		325,000	359,125
HCA, Inc.
7.500%, 02/15/2022		1,165,000	1,319,363
8.000%, 10/01/2018		280,000	323,400
LifePoint Hospitals, Inc.
6.625%, 10/01/2020		160,000	173,600
National Mentor Holdings, Inc.
12.500%, 02/15/2018 (S)		705,000	719,100
Valeant Pharmaceuticals International, Inc.
7.000%, 10/01/2020 (S)		580,000	610,450
Vanguard Health Holding
Company II LLC
7.750%, 02/01/2019		283,000	301,041

			9,529,399
Industrials - 4.3%
Aeropuertos Argentina 2000 SA
10.750%, 12/01/2020 (S)		650,070	640,319
Aircastle, Ltd.
6.750%, 04/15/2017		90,000	96,975

361

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Aircastle, Ltd. (continued)
7.625%, 04/15/2020	$90,000	$99,675
America West Airlines 2001-1 Pass
Through Trust
7.100%, 04/02/2021	136,027	141,468
Avis Budget Car Rental LLC
9.625%, 03/15/2018	325,000	360,750
Covanta Holding Corp.
7.250%, 12/01/2020	1,385,000	1,535,899
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	1,266,805	1,399,820
Delta Air Lines, Inc.
12.250%, 03/15/2015 (S)	485,000	526,225
Empresas ICA SAB de CV
8.375%, 07/24/2017 (S)	315,000	328,388
Georgian Railway JSC
7.750%, 07/11/2022 (S)	315,000	359,437
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	480,000	518,400
Navios Maritime Holdings, Inc.
8.125%, 02/15/2019	375,000	338,438
Navios South American Logistics, Inc.
9.250%, 04/15/2019	240,000	225,600
Nortek, Inc.
10.000%, 12/01/2018	915,000	1,011,075
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)	225,000	250,088
7.500%, 09/14/2015 (Q)(S)	1,195,000	1,269,688
SCF Capital, Ltd.
5.375%, 10/27/2017 (S)	905,000	910,702
Smiths Group PLC
7.200%, 05/15/2019 (S)	290,000	355,511
Swift Services Holdings, Inc.
10.000%, 11/15/2018	930,000	1,006,725
TAM Capital 3, Inc.
8.375%, 06/03/2021 (S)	775,000	835,063
Thermadyne Holdings Corp.
9.000%, 12/15/2017	435,000	463,275
TransDigm, Inc.
7.750%, 12/15/2018	865,000	955,825
Tutor Perini Corp.
7.625%, 11/01/2018	1,100,000	1,113,750
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016	760,805	876,828
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	322,920	369,743
United Air Lines, Inc.
9.875%, 08/01/2013 (S)	140,000	143,150
12.000%, 11/01/2013 (S)	1,105,000	1,135,388
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	300,000	317,250
US Airways 2012-1 Class B Pass
Through Trust
8.000%, 10/01/2019	900,000	927,000
WPE International Cooperatief UA
10.375%, 09/30/2020 (S)	1,220,000	1,037,000

		19,549,455
Information Technology - 1.1%
Brightstar Corp.
9.500%, 12/01/2016 (S)	1,155,000	1,240,181
CDW LLC
12.535%, 10/12/2017	970,000	1,035,475

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Equinix, Inc.
8.125%, 03/01/2018	$730,000	$810,300
First Data Corp.
8.875%, 08/15/2020 (S)	110,000	119,900
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (S)	135,000	146,813
Hughes Satellite Systems Corp.
7.625%, 06/15/2021	110,000	121,825
j2 Global, Inc.
8.000%, 08/01/2020 (S)	260,000	262,600
Seagate HDD Cayman
7.000%, 11/01/2021	860,000	920,200
Zayo Group LLC
8.125%, 01/01/2020	365,000	398,763

		5,056,057
Materials - 5.0%
American Pacific Corp.
9.000%, 02/01/2015	1,343,000	1,369,860
APERAM
7.750%, 04/01/2018 (S)	430,000	352,600
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)	1,050,000	1,124,813
Ball Corp.
6.750%, 09/15/2020	1,960,000	2,156,000
Berry Plastics Corp.
9.500%, 05/15/2018	580,000	636,550
9.750%, 01/15/2021	470,000	535,800
Cascades, Inc.
7.875%, 01/15/2020	25,000	26,188
Celulosa Arauco y Constitucion SA
5.000%, 01/21/2021	400,000	422,378
CSN Islands XII Corp.
7.000%, 09/23/2015 (Q)(S)	820,000	823,075
Essar Steel Algoma, Inc.
9.375%, 03/15/2015 (S)	710,000	676,275
Ferro Corp.
7.875%, 08/15/2018	50,000	48,250
FMG Resources August 2006 Pty, Ltd.
6.875%, 04/01/2022 (S)	1,715,000	1,569,225
Hexion US Finance Corp.
8.875%, 02/01/2018	1,975,000	2,029,313
HudBay Minerals, Inc.
9.500%, 10/01/2020 (S)	1,170,000	1,225,575
Inmet Mining Corp.
8.750%, 06/01/2020 (S)	1,115,000	1,154,025
Longview Fibre Paper & Packaging, Inc.
8.000%, 06/01/2016 (S)	295,000	307,538
Mercer International, Inc.
9.500%, 12/01/2017	610,000	652,700
Metinvest BV
8.750%, 02/14/2018 (S)	950,000	904,875
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	435,000	499,163
Polymer Group, Inc.
7.750%, 02/01/2019	155,000	165,075
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	730,000	744,600
Resolute Forest Products
10.250%, 10/15/2018	883,000	1,004,413
Sappi Papier Holding GmbH
7.500%, 06/15/2032 (S)	1,110,000	954,600
7.750%, 07/15/2017 (S)	235,000	251,450
SunCoke Energy, Inc.
7.625%, 08/01/2019	820,000	832,300

362

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018		$475,000	$384,750
Vale Overseas, Ltd.
4.625%, 09/15/2020		310,000	330,600
Votorantim Cimentos SA
7.250%, 04/05/2041 (S)		1,115,000	1,201,413
Winsway Coking Coal Holding, Ltd.
8.500%, 04/08/2016 (S)		745,000	573,650

			22,957,054
Telecommunication Services - 4.2%
American Tower Corp.
7.000%, 10/15/2017		529,000	629,697
Axtel SAB de CV
7.625%, 02/01/2017 (S)		60,000	37,200
9.000%, 09/22/2019 (S)		2,125,000	1,317,500
Cincinnati Bell, Inc.
8.375%, 10/15/2020		835,000	897,625
8.750%, 03/15/2018		1,070,000	1,086,050
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)		714,000	803,621
Data & Audio Visual Enterprises
Wireless, Inc.
9.500%, 04/29/2018	CAD	476,000	406,713
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)		$460,000	483,000
10.500%, 04/15/2018 (S)		278,000	302,325
Digicel, Ltd.
7.000%, 02/15/2020 (S)		210,000	214,200
8.250%, 09/01/2017 (S)		680,000	734,400
Frontier Communications Corp.
7.125%, 01/15/2023		1,330,000	1,383,200
9.250%, 07/01/2021		150,000	173,625
GTP Acquisition Partners I LLC
7.628%, 06/15/2016 (S)		890,000	924,917
Intelsat Jackson Holdings SA
6.625%, 12/15/2022 (S)		1,585,000	1,573,113
Intelsat Luxembourg SA
11.250%, 02/04/2017		1,495,000	1,580,963
Level 3 Communications, Inc.
8.875%, 06/01/2019 (S)		100,000	105,000
Level 3 Financing, Inc.
10.000%, 02/01/2018		630,000	700,875
Nextel Communications, Inc.
7.375%, 08/01/2015		112,000	112,420
Oi SA
9.750%, 09/15/2016 (S)	BRL	811,000	420,052
Satmex Escrow SA de CV
9.500%, 05/15/2017		$630,000	666,225
SBA Telecommunications, Inc.
5.750%, 07/15/2020 (S)		505,000	530,250
SBA Tower Trust
5.101%, 04/17/2017 (S)		616,000	686,560
SingTel Group Treasury Pte, Ltd.
3.488%, 04/08/2020	SGD	1,000,000	861,679
Sprint Capital Corp.
8.750%, 03/15/2032		$1,085,000	1,122,975
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)		170,000	204,000
West Corp.
11.000%, 10/15/2016		1,160,000	1,206,400
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)		380,000	361,000

			19,525,585

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities - 0.8%
Centrais Eletricas do Para SA
10.500%, 06/03/2016 (H)(S)		$625,000	$156,250
Cia de Eletricidade do Estado da Bahia
11.750%, 04/27/2016 (S)	BRL	440,000	233,864
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)		$555,000	593,850
Dubai Electricity & Water Authority
7.375%, 10/21/2020 (S)		1,070,000	1,250,830
Energy Future Holdings Corp., PIK
11.250%, 11/01/2017		8,221	7,687
GenOn Energy, Inc.
7.875%, 06/15/2017		129,000	137,385
NRG Energy, Inc.
6.625%, 03/15/2023 (S)		1,370,000	1,400,825

			3,780,691

TOTAL CORPORATE BONDS (Cost $221,486,844)			$232,016,932

CAPITAL PREFERRED SECURITIES - 2.6%
Financials - 2.6%
Cullen/Frost Capital Trust II
1.968%, 03/01/2034 (P)		826,000	661,448
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month
LIBOR + 1.368%)
04/15/2037		2,201,000	2,206,503
First Midwest Capital Trust I, Series B
6.950%, 12/01/2033		204,000	203,490
First Tennessee Capital II
6.300%, 04/15/2034		593,000	563,350
HSBC Finance Capital Trust IX (5.911%
to 11/30/2015, then 3 month
LIBOR + 1.926%)
11/30/2035		1,435,000	1,411,681
JPMorgan Chase Capital XXIII (3 month
LIBOR + 1.000% to 05/15/2047, then
3 month LIBOR + 2.030%)
1.435%, 05/15/2047 (Q)		1,990,000	1,413,475
M&T Capital Trust II
8.277%, 06/01/2027		370,000	378,325
M&T Capital Trust III
9.250%, 02/01/2027		95,000	96,778
North Fork Capital Trust II
8.000%, 12/15/2027		385,000	387,888
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)		800,000	894,024
Regions Financing Trust II (6.625% to
05/15/2027, then 3 month
LIBOR + 1.290%)
05/15/2047		2,630,000	2,564,250
USB Capital IX
3.500%, 11/26/2012 (P)(Q)		1,401,000	1,200,503

			11,981,715

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $11,475,880)			$11,981,715

CONVERTIBLE BONDS - 1.7%
Consumer Discretionary - 0.8%
Ford Motor Company
4.250%, 11/15/2016		1,075,000	1,482,828

363

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CONVERTIBLE BONDS (continued)
Consumer Discretionary (continued)
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)		$1,409,000	$2,209,488

			3,692,316
Energy - 0.2%
Chesapeake Energy Corp.
2.250%, 12/15/2038		605,000	487,403
2.500%, 05/15/2037		260,000	233,513

			720,916
Financials - 0.4%
Ares Capital Corp.
5.750%, 02/01/2016 (S)		1,130,000	1,200,625
Dundee International
5.500%, 07/31/2018	CAD	215,000	226,000
Transglobe Apartment
5.400%, 09/30/2018 (S)		275,000	304,623

			1,731,248
Health Care - 0.0%
Teleflex, Inc.
3.875%, 08/01/2017		$95,000	119,581
Industrials - 0.3%
United Continental Holdings, Inc.
4.500%, 06/30/2021		1,210,000	1,148,145
Information Technology - 0.0%
Electronic Arts, Inc.
0.750%, 07/15/2016		250,000	228,125

TOTAL CONVERTIBLE BONDS (Cost $7,384,968)			$7,640,331

MUNICIPAL BONDS - 0.0%
City of Long Beach (California)
7.282%, 11/01/2030		170,000	175,090

TOTAL MUNICIPAL BONDS (Cost $171,700)			$175,090

TERM LOANS (M) - 4.8%
Consumer Discretionary - 1.8%
Ameristar Casinos, Inc.
4.000%, 04/16/2018		440,000	441,650
Burlington Coat Factory Warehouse Corp.
5.500%, 02/23/2017		430,650	435,187
Caesars Entertainment Operating
Company, Inc.
4.467%, 01/26/2018		1,850,000	1,617,098
CCM Merger, Inc.
6.000%, 03/01/2017		247,623	249,171
Clear Channel Communications, Inc.
3.866%, 01/28/2016		1,186,072	967,575
Hubbard Broadcasting, Inc.
8.750%, 04/30/2018		100,000	101,000
Landry’s, Inc.
6.500%, 04/24/2018		507,450	513,793
Las Vegas Sands LLC
2.720%, 11/23/2016		547,490	544,447
Michaels Stores, Inc.
2.688%, 10/31/2013		1,463,684	1,466,036
Mood Media Corp.
7.750%, 05/07/2018		434,500	431,377
11.000%, 11/06/2018		160,000	157,360
PRIMEDIA, Inc.
7.500%, 01/12/2018		1,633,500	1,551,825

			8,476,519

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Staples - 0.1%
Revlon Consumer Products Corp.
4.750%, 11/17/2017	$404,875	$405,950
Financials - 0.0%
Realogy Corp.
3.246%, 10/10/2013	55,862	53,348
Health Care - 1.3%
Aptalis Pharma, Inc.
5.500%, 02/10/2017	442,747	441,640
Capsugel Holdings US, Inc.
5.250%, 08/01/2018	435,000	436,269
Catalent Pharma Solutions, Inc.
4.216%, 09/15/2016	1,515,948	1,517,843
5.250%, 09/15/2017	1,661,787	1,674,250
Community Health Systems, Inc.
3.921%, 01/25/2017	40,673	40,792
MModal, Inc.
6.750%, 08/15/2019	435,000	428,747
National Mentor Holdings, Inc.
7.000%, 02/09/2017	1,033,753	1,029,618
Warner Chilcott Company LLC
4.250%, 03/15/2018	612,532	612,532

		6,181,691
Industrials - 0.3%
Swift Transportation Company LLC
5.000%, 12/21/2017	412,337	413,711
Travelport LLC
4.961%, 08/21/2015	397,940	378,209
US Airways Group, Inc.
2.716%, 03/21/2014	567,576	554,805

		1,346,725
Information Technology - 0.3%
Emdeon Business Services LLC
5.000%, 11/02/2018	432,825	435,125
First Data Corp.
4.217%, 03/23/2018	593,821	566,356
5.217%, 03/24/2017	45,048	44,204
NeuStar, Inc.
5.000%, 11/08/2018	432,814	436,060

		1,481,745
Materials - 0.4%
Consolidated Container Company, LLC
6.250%, 07/03/2019	376,611	379,436
TPC Group LLC
- 08/27/2013 (T)	1,250,000	1,250,000

		1,629,436
Telecommunication Services - 0.6%
Intelsat Jackson Holdings SA
3.221%, 02/03/2014	700,000	693,525
5.250%, 04/02/2018	893,688	894,469
Level 3 Financing, Inc.
5.750%, 09/03/2018	435,000	436,269
UniTek Global Services, Inc.
9.000%, 04/16/2018	636,938	622,606

		2,646,869

TOTAL TERM LOANS (Cost $22,172,425)		$22,222,283

364

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.5%
Commercial & Residential - 4.0%
Adjustable Rate Mortgage Trust,
Series 2004-5, Class 2A1
2.821%, 04/25/2035 (P)	$692,115	$682,933
American Home Mortgage Assets LLC,
Series 2006-6, Class XP IO
2.187%, 12/25/2046	11,705,008	801,624
American Tower Trust, Series 2007-1A,
Class C 5.615%, 04/15/2037 (S)	260,000	272,335
Bear Stearns Adjustable Rate
Mortgage Trust, Series 2004-10,
Class 12A3 2.805%, 01/25/2035 (P)	707,484	692,847
Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1,
0.567%, 01/25/2035 (P)	377,020	356,578
Series 2004-13, Class A1,
0.957%, 11/25/2034 (P)	975,713	952,426
Chase Mortgage Finance Corp.,
Series 2007-A1, Class 2A1
2.998%, 02/25/2037 (P)	381,094	389,871
Countrywide Alternative Loan Trust,
Series 2006-OA12, Class X IO
2.687%, 09/20/2046	9,489,813	590,394
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO,
2.327%, 09/19/2044	4,484,265	251,756
Series 2005-AR2, Class X2 IO,
2.590%, 03/19/2045	8,437,247	527,328
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class AM 6.065%, 07/10/2038 (P)	90,000	98,784
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 3A1
2.613%, 09/25/2035 (P)	937,351	917,755
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	12,149,728	77,758
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	14,453,026	92,499
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	17,326,547	110,890
Series 2005-8, Class 1X IO,
2.174%, 09/19/2035	7,472,488	481,906
Series 2005-2, Class IX IO,
2.215%, 05/19/2035	3,356,021	230,726
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.591%, 10/25/2036	22,416,724	1,333,571
Series 2005-AR18, Class 1X IO,
1.934%, 10/25/2036	22,057,740	1,589,701
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2007-CB18,
Class A4 5.440%, 06/12/2047	640,000	737,208
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class AM
5.428%, 01/12/2044 (P)	885,000	979,515
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-3,
Class A4 5.414%, 07/12/2046 (P)	628,000	722,415
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1,
2.828%, 10/25/2034 (P)	566,617	538,603
Series 2004-9, Class 1A,
5.858%, 11/25/2034 (P)	2,086,305	2,041,423

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Structured Asset Securities Corp.,
Series 2003-7A, Class 3A6
2.790%, 12/25/2033 (P)	$554,994	$550,766
WaMu Mortgage Pass Through
Certificates, Series 2005-AR13, Class X
IO 1.417%, 10/25/2045	32,649,882	1,710,661
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-Z,
Class 2A1 2.615%, 12/25/2034 (P)	673,403	681,264
U.S. Government Agency - 0.5%
Federal Home Loan Mortgage Corp.
Series K705, Class X1 IO,
1.904%, 09/25/2018	3,827,296	339,676
Series 4077, Class IK IO,
5.000%, 07/15/2042	1,997,498	576,036
Federal National Mortgage Association
Series 402, Class 4 IO,
4.000%, 10/25/2039	669,338	85,000
Series 402, Class 3 IO,
4.000%, 11/25/2039	633,238	85,915
Series 406, Class 3 IO,
4.000%, 01/25/2041	630,135	94,422
Series 398, Class C3 IO,
4.500%, 05/25/2039	432,937	62,588
Series 402, Class 7 IO,
4.500%, 11/25/2039	743,424	105,587
Series 407, Class 4 IO,
4.500%, 03/25/2041	1,084,997	156,175
Series 407, Class 7 IO,
5.000%, 03/25/2041	2,317,219	425,516
Series 407, Class 8 IO,
5.000%, 03/25/2041	1,117,901	184,122

		2,115,037

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $13,606,371)		$20,528,574

ASSET BACKED SECURITIES - 0.4%
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	1,682,288	1,876,079

TOTAL ASSET BACKED SECURITIES (Cost $1,682,288)		$1,876,079

COMMON STOCKS - 4.7%
Consumer Discretionary - 0.4%
Charter Communications, Inc., Class A (I)	26,089	$1,958,501
Greektown Superholdings, Inc. (I)	269	13,832
Vertis Holdings, Inc. (I)	8,371	0

		1,972,333
Energy - 0.2%
ConocoPhillips	20,310	1,161,326
Financials - 0.9%
Apollo Investment Corp.	93,723	737,600
Ares Capital Corp.	32,700	560,478
Dundee International	11,025	123,360
MFA Financial, Inc.	144,160	1,225,360
Plum Creek Timber Company, Inc.	16,069	704,465
Weyerhaeuser Company	22,945	599,782

		3,951,045
Telecommunication Services - 0.6%
AT&T, Inc.	35,651	1,344,043

365

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services (continued)
Verizon Communications, Inc.	29,129	$1,327,409

		2,671,452
Utilities - 2.6%
Alliant Energy Corp.	27,024	1,172,571
Consolidated Edison, Inc.	18,634	1,115,990
Dominion Resources, Inc.	20,890	1,105,917
DTE Energy Company	21,469	1,286,852
Duke Energy Corp.	18,923	1,226,210
Entergy Corp.	16,465	1,141,025
FirstEnergy Corp.	24,538	1,082,126
Northeast Utilities	31,669	1,210,706
OGE Energy Corp.	22,183	1,230,269
Xcel Energy, Inc.	43,256	1,198,624

		11,770,290

TOTAL COMMON STOCKS (Cost $18,425,694)		$21,526,446

PREFERRED SECURITIES - 4.9%
Consumer Discretionary - 0.3%
General Motors Company,
Series B, 4.750%	24,832	925,737
Greektown
Superholdings, Inc., Series A (I)	5,366	385,654

		1,311,391
Financials - 3.8%
Citigroup Capital VIII, 6.950%	3,225	81,141
Citigroup Capital XV, 6.500%	17,450	437,821
Citigroup Capital XVI, 6.450%	25,775	643,086
Citigroup Capital XVII, 6.350%	16,450	410,099
Citizens Funding Trust I, 7.500%	7,000	202,370
FelCor Lodging Trust, Inc.,
Series A, 1.950%	30,070	799,261
First Tennessee Bank NA, 3.750% (S)	1,615	1,152,706
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	21,225	532,960
Hartford Financial Services
Group, Inc., 7.875%	50,575	1,415,594
Health Care REIT, Inc., 6.500%	12,750	702,780
HSBC USA, Inc., 6.500%	10,000	253,700
MetLife, Inc., 5.000%	36,643	2,529,833
Reinsurance Group of America, Inc.	34,301	904,860
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	64,350	1,872,585
Wells Fargo & Company,
Series L, 7.500%	2,205	2,729,790
Wintrust Financial Corp., 5.000%	135	143,397
Zions Bancorporation, 7.900%	43,550	1,210,255
Zions Bancorporation, Series C, 9.500%	56,400	1,475,988

		17,498,226
Industrials - 0.3%
Continental Airlines Finance Trust II,
6.000%, 6.000%	5,800	199,013
United Technologies Corp.,
7.500%, 7.500%	21,150	1,186,515

		1,385,528
Utilities - 0.5%
PPL Corp., 8.750%	42,715	2,336,511

TOTAL PREFERRED SECURITIES (Cost $22,086,344)		$22,531,656

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
Lear Corp., Series B
8.750%, 12/01/2016 (I)	1,415,000	$15,034
SuperMedia, Inc.
8.000%, 11/15/2016 (I)	2,685,000	0

		15,034

TOTAL ESCROW CERTIFICATES (Cost $187)		$15,034

OPTIONS PURCHASED - 0.0%
Call Options - 0.0%
Over the Counter Call USD vs. JPY
(Expiration Date: 01/24/2013; Strike
Price: $86; Counterparty: Morgan
Stanley Company, Inc.) (I)	$13,000,000	$16,133
Over the Counter Call USD vs. JPY
(Expiration Date: 04/19/2013; Strike
Price: $90; Counterparty: State Street
Global Markets) (I)	11,600,000	19,917

		36,050

TOTAL OPTIONS PURCHASED (Cost $346,340)		$36,050

SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreement - 0.3%
Repurchase Agreement with State
Street Corp. dated 09/28/2012 at
0.010% to be repurchased at $1,154,887
on 10/02/2012, collateralized by
$1,015,000 Federal National Mortgage
Association, 0.750% due 04/10/2015
(valued at $1,021,344, including
interest) and $115,000 U.S. Treasury
Bonds, 5.250% due 02/15/2026 (valued
at $163,052 including interest)	$1,154,886	$1,154,886

TOTAL SHORT-TERM INVESTMENTS (Cost $1,154,886)		$1,154,886

Total Investments (Strategic Income Opportunities Trust)
(Cost $424,957,312) - 99.2%		$455,139,047
Other assets and liabilities, net - 0.8%		3,836,576

TOTAL NET ASSETS - 100.0%		$458,975,623

Total Bond Market Trust A
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 72.7%
U.S. Government - 35.3%
U.S. TreasuryBond 3.000%, 05/15/2042	$2,000,000	$2,076,876
U.S. Treasury Bonds
4.250%, 05/15/2039	3,000,000	3,892,500
4.375%, 05/15/2041	1,500,000	1,990,079
4.500%, 02/15/2036	5,200,000	6,946,878
4.750%, 02/15/2041	2,000,000	2,806,562
7.875%, 02/15/2021	2,300,000	3,511,093
8.125%, 08/15/2021	1,400,000	2,194,500
9.250%, 02/15/2016	2,150,000	2,789,793
U.S. Treasury Notes
0.250%, 04/30/2014 to 08/15/2015	40,000,000	39,994,387
0.375%, 04/15/2015	4,800,000	4,810,502
0.625%, 05/31/2017 to 08/31/2017	4,000,000	4,009,295

366

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
0.875%, 04/30/2017	$5,000,000	$5,071,875
1.500%, 06/30/2016 to 03/31/2019	12,000,000	12,446,872
1.625%, 08/15/2022	3,200,000	3,197,501
1.875%, 08/31/2017	2,000,000	2,123,282
2.000%, 04/30/2016	5,000,000	5,285,545
2.125%, 05/31/2015	9,500,000	9,959,411
2.625%, 11/15/2020	3,300,000	3,645,470
2.750%, 02/15/2019	7,000,000	7,802,816
3.000%, 09/30/2016	3,420,000	3,763,871
4.250%, 11/15/2017	7,300,000	8,620,847

		136,939,955
U.S. Government Agency - 37.4%
Federal Farm Credit Bank 4.875%, 12/16/2015	1,800,000	2,052,706
Federal Home Loan Bank 5.375%, 05/18/2016	1,700,000	1,994,197
Federal Home Loan Mortgage Corp.
2.500%, 05/27/2016	850,000	911,639
3.021%, 08/01/2037 (P)	502,035	535,319
3.215%, 02/01/2037 (P)	214,390	228,034
3.500%, 12/01/2025	3,668,937	3,911,718
4.000%, 12/01/2040	4,812,183	5,164,638
4.500%, 07/01/2029 to 11/01/2039	7,774,328	8,371,158
5.000%, 07/01/2035 to 11/01/2036	1,636,359	1,783,467
5.500%, 08/23/2017 to 01/01/2039	7,277,997	8,101,108
6.000%, 10/01/2036 to 10/01/2038	2,861,010	3,151,079
6.500%, 08/01/2037 to 09/01/2038	1,541,485	1,726,398
6.750%, 09/15/2029	1,200,000	1,830,210
7.000%, 11/01/2037 to 10/01/2038	612,516	697,617
Federal National Mortgage Association
2.313%, 05/01/2036 (P)	301,749	322,503
3.000%, 01/01/2027	4,599,287	4,877,830
3.223%, 04/01/2036 (P)	213,261	228,340
3.500%, 12/01/2025 to 12/01/2040	6,984,696	7,462,260
3.875%, 09/01/2037 (P)	746,256	789,023
4.000%, 03/01/2024 to 02/01/2041	10,787,122	11,604,435
4.375%, 10/15/2015	4,850,000	5,430,336
4.440%, 07/01/2034 (P)	811,439	857,833
4.500%, 06/01/2018 to 01/01/2040	4,981,466	5,381,516
5.000%, 12/01/2018 to 07/01/2039	5,215,765	5,686,451
5.500%, 08/01/2017 to 11/01/2038	13,864,355	15,248,094
6.000%, 08/01/2023 to 10/01/2038	9,974,884	11,076,371
6.500%, 03/01/2037 to 12/01/2037	2,983,732	3,355,922
6.508%, 10/01/2037 (P)	485,250	521,559
7.000%, 10/01/2038	1,080,040	1,231,415
7.250%, 05/15/2030	1,000,000	1,614,656
Government National Mortgage Association
3.500%, TBA (C)	2,500,000	2,739,258
4.000%, 11/15/2026 to 12/20/2040	5,971,571	6,567,433
4.500%, 06/15/2023 to 10/20/2040	5,954,058	6,589,794
5.000%, 10/15/2023 to 11/20/2039	1,944,296	2,154,800
5.500%, 08/15/2023 to 09/20/2039	2,756,505	3,074,599
6.000%, 07/20/2037 to 10/15/2038	2,844,494	3,215,356
6.500%, 09/20/2037 to 12/15/2038	616,639	702,028
Tennessee Valley Authority
3.875%, 02/15/2021	600,000	704,739
4.500%, 04/01/2018	820,000	976,595
6.750%, 11/01/2025	1,035,000	1,528,343
The Financing Corp. 8.600%, 09/26/2019	525,000	764,926

		145,165,703

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $265,218,283)		$282,105,658

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 2.2%
Brazil - 0.2%
Federative Republic of Brazil
6.000%, 01/17/2017	$540,000	$644,625
Canada - 0.5%
Province of British Columbia
6.500%, 01/15/2026	390,000	558,616
Province of New Brunswick
5.200%, 02/21/2017	300,000	355,181
Province of Nova Scotia
5.125%, 01/26/2017	370,000	435,835
Province of Quebec
7.500%, 07/15/2023	310,000	442,407

		1,792,039
Chile - 0.1%
Republic of Chile
3.875%, 08/05/2020	450,000	509,625
Israel - 0.3%
Government of Israel
5.125%, 03/26/2019	440,000	507,405
5.500%, 09/18/2023	380,000	501,340

		1,008,745
Japan - 0.3%
Japan Bank for International Cooperation
2.250%, 07/13/2016	1,130,000	1,192,952
Mexico - 0.3%
Government of Mexico
6.050%, 01/11/2040	930,000	1,239,225
Panama - 0.1%
Republic of Panama
6.700%, 01/26/2036	310,000	435,550
Peru - 0.1%
Republic of Peru
6.550%, 03/14/2037	250,000	368,125
South Africa - 0.2%
Republic of South Africa
5.500%, 03/09/2020	640,000	760,000
Sweden - 0.1%
Svensk Exportkredit AB
3.250%, 09/16/2014	450,000	473,076

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $7,413,437)		$8,423,962

CORPORATE BONDS - 20.7%
Consumer Discretionary - 1.8%
CBS Corp.
4.300%, 02/15/2021	150,000	166,746
Comcast Corp.
5.700%, 07/01/2019	230,000	281,581
6.500%, 01/15/2015 to 11/15/2035	415,000	509,846
DIRECTV Holdings LLC
6.375%, 03/01/2041	300,000	351,605
Discovery Communications LLC
5.625%, 08/15/2019	190,000	229,321
Family Dollar Stores, Inc.
5.000%, 02/01/2021	250,000	269,861
Ford Motor Credit Company LLC
5.000%, 05/15/2018	720,000	786,234
Grupo Televisa SAB
6.625%, 01/15/2040	180,000	237,743
Home Depot, Inc.
5.875%, 12/16/2036	210,000	277,029

367

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Johnson Controls, Inc.
5.700%, 03/01/2041	$150,000	$179,022
Lowe’s Companies, Inc.
5.800%, 10/15/2036	140,000	174,721
McDonald’s Corp.
3.625%, 05/20/2021	250,000	281,967
5.000%, 02/01/2019	178,000	210,353
NBCUniversal Media LLC
5.150%, 04/30/2020	230,000	272,622
News America, Inc.
6.650%, 11/15/2037	265,000	336,636
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	250,000	278,248
Target Corp.
6.500%, 10/15/2037	250,000	351,368
The Walt Disney Company
5.625%, 09/15/2016	250,000	296,305
Time Warner Companies, Inc.
7.570%, 02/01/2024	240,000	320,694
Time Warner Entertainment Company LP
8.375%, 07/15/2033	325,000	472,929
Time Warner, Inc.
7.625%, 04/15/2031	210,000	293,617
Toyota Motor Credit Corp.
3.400%, 09/15/2021	260,000	281,830
Viacom, Inc.
4.250%, 09/15/2015	110,000	120,171

		6,980,449
Consumer Staples - 2.0%
Altria Group, Inc.
4.125%, 09/11/2015	150,000	164,191
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	340,000	449,854
7.750%, 01/15/2019	230,000	311,210
Brown-Forman Corp.
2.500%, 01/15/2016	250,000	263,269
5.000%, 02/01/2014	230,000	243,406
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	160,000	202,755
Campbell Soup Company
4.500%, 02/15/2019	300,000	345,705
ConAgra Foods, Inc.
7.000%, 04/15/2019	150,000	188,251
9.750%, 03/01/2021	112,000	156,297
CVS Caremark Corp.
6.125%, 08/15/2016	230,000	272,603
6.600%, 03/15/2019	190,000	242,851
Dr Pepper Snapple Group, Inc.
2.900%, 01/15/2016	500,000	529,656
Energizer Holdings, Inc.
4.700%, 05/19/2021	250,000	264,824
General Mills, Inc.
5.650%, 02/15/2019	230,000	279,424
Kimberly-Clark Corp.
7.500%, 11/01/2018	170,000	227,668
Kraft Foods, Inc.
6.750%, 02/19/2014	540,000	585,134
PepsiCo, Inc.
4.000%, 03/05/2042	220,000	231,036
5.500%, 01/15/2040	220,000	286,385
Philip Morris International, Inc.
4.125%, 05/17/2021	260,000	295,085
6.875%, 03/17/2014	200,000	218,510

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Safeway, Inc.
6.250%, 03/15/2014	$165,000	$176,381
The Clorox Company
5.950%, 10/15/2017	200,000	240,227
The Kroger Company
3.900%, 10/01/2015	110,000	119,598
6.400%, 08/15/2017	270,000	326,817
Wal-Mart Stores, Inc.
1.625%, 04/15/2014	530,000	539,783
7.550%, 02/15/2030	300,000	450,599
Walgreen Company
5.250%, 01/15/2019	230,000	270,005

		7,881,524
Energy - 2.4%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	200,000	248,053
Apache Corp.
3.625%, 02/01/2021	250,000	276,087
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	220,000	287,693
Devon Financing Corp. ULC
7.875%, 09/30/2031	130,000	189,079
Encana Corp.
6.500%, 08/15/2034	270,000	321,132
Energy Transfer Partners LP
6.700%, 07/01/2018	250,000	296,909
Ensco PLC
4.700%, 03/15/2021	300,000	338,912
Enterprise Products Operating LLC
4.850%, 08/15/2042	230,000	237,071
6.875%, 03/01/2033	130,000	165,882
EOG Resources, Inc.
4.100%, 02/01/2021	240,000	272,876
Halliburton Company
6.150%, 09/15/2019	360,000	448,862
Hess Corp.
8.125%, 02/15/2019	220,000	291,130
Kinder Morgan Energy Partners LP
5.625%, 02/15/2015	120,000	131,913
6.500%, 09/01/2039	140,000	169,498
Magellan Midstream Partners LP
6.550%, 07/15/2019	180,000	221,631
Noble Holding International, Ltd.
7.375%, 03/15/2014	190,000	206,854
Occidental Petroleum Corp.
4.100%, 02/01/2021	250,000	288,343
ONEOK Partners LP
6.650%, 10/01/2036	183,000	218,346
Pemex Project Funding Master Trust
6.625%, 06/15/2035	230,000	288,650
Petro-Canada
5.950%, 05/15/2035	165,000	201,719
Petrobras International Finance Company
5.375%, 01/27/2021	400,000	450,800
Petroleos Mexicanos
5.500%, 01/21/2021	250,000	293,125
Southern Natural Gas Company
4.400%, 06/15/2021	250,000	268,530
Statoil ASA
1.800%, 11/23/2016	480,000	498,764
Talisman Energy, Inc.
7.750%, 06/01/2019	150,000	190,704
The Williams Companies, Inc.
7.875%, 09/01/2021	153,000	200,644

368

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Tosco Corp.
8.125%, 02/15/2030	$273,000	$414,881
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	320,000	420,739
Valero Energy Corp.
6.125%, 06/15/2017	245,000	296,516
7.500%, 04/15/2032	240,000	305,197
Weatherford International, Ltd.
5.500%, 02/15/2016	220,000	241,199
6.000%, 03/15/2018	185,000	211,939
Williams Partners LP
5.250%, 03/15/2020	310,000	359,301

		9,252,979
Financials - 7.0%
AEGON Funding Company LLC
5.750%, 12/15/2020	115,000	134,156
African Development Bank
6.875%, 10/15/2015	110,000	126,017
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	210,000	244,275
American Express Company
8.125%, 05/20/2019	250,000	338,264
American International Group, Inc.
6.250%, 05/01/2036	370,000	472,489
Asian Development Bank
5.593%, 07/16/2018	340,000	420,381
Bank of America Corp.
5.000%, 05/13/2021	270,000	296,842
5.875%, 01/05/2021	290,000	334,634
Bank of Nova Scotia
2.900%, 03/29/2016	480,000	512,097
Barclays Bank PLC
5.200%, 07/10/2014	170,000	181,476
BB&T Corp.
5.200%, 12/23/2015	230,000	257,376
5.700%, 04/30/2014	300,000	323,275
BNP Paribas
3.250%, 03/11/2015	480,000	500,298
Boston Properties LP
4.125%, 05/15/2021	240,000	259,716
Capital One Bank USA NA
8.800%, 07/15/2019	300,000	396,010
Chubb Corp.
5.750%, 05/15/2018	225,000	278,413
Citigroup, Inc.
5.875%, 05/29/2037	310,000	364,946
8.500%, 05/22/2019	209,000	276,448
CNA Financial Corp.
7.350%, 11/15/2019	220,000	273,032
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
4.500%, 01/11/2021	500,000	559,459
Credit Suisse New York
5.500%, 05/01/2014	750,000	801,029
Credit Suisse USA, Inc.
4.875%, 01/15/2015	350,000	378,400
Deutsche Bank AG
3.250%, 01/11/2016	500,000	529,692
3.875%, 08/18/2014	430,000	451,784
European Investment Bank
4.625%, 05/15/2014 to 10/20/2015	1,589,000	1,713,471
Fifth Third Bancorp
3.625%, 01/25/2016	250,000	269,729
5.450%, 01/15/2017	300,000	337,844

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
First Horizon National Corp.
5.375%, 12/15/2015	$270,000	$295,393
General Electric Capital Corp.
6.000%, 08/07/2019	190,000	231,135
6.875%, 01/10/2039	480,000	642,047
Hartford Financial Services Group, Inc.
5.950%, 10/15/2036	120,000	127,849
HCP, Inc.
5.375%, 02/01/2021	250,000	285,264
Health Care REIT, Inc.
4.950%, 01/15/2021	260,000	284,272
Hospitality Properties Trust
7.875%, 08/15/2014	210,000	226,942
HSBC Holdings PLC
6.500%, 09/15/2037	455,000	538,704
ING Bank NV
3.000%, 09/01/2015 (S)	450,000	462,240
International American Development Bank
2.250%, 07/15/2015	830,000	872,992
7.000%, 06/15/2025	265,000	384,061
International Finance Corp.
3.000%, 04/22/2014	610,000	636,181
Jefferies Group, Inc.
5.125%, 04/13/2018	270,000	274,050
KeyCorp
3.750%, 08/13/2015	230,000	248,079
5.100%, 03/24/2021	250,000	292,413
Kreditanstalt fuer Wiederaufbau
5.125%, 03/14/2016	480,000	553,584
Lincoln National Corp.
7.000%, 06/15/2040	150,000	187,106
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	217,000	260,052
7.750%, 05/14/2038	355,000	446,277
MetLife, Inc.
6.750%, 06/01/2016	150,000	179,567
Morgan Stanley
5.950%, 12/28/2017	435,000	488,723
6.625%, 04/01/2018	503,000	578,052
National Rural Utilities Cooperative
Finance Corp.
10.375%, 11/01/2018	180,000	266,423
Northern Trust Corp.
3.450%, 11/04/2020	240,000	260,551
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	245,000	276,747
PartnerRe Finance A LLC
6.875%, 06/01/2018	250,000	297,114
Plum Creek Timberlands LP
4.700%, 03/15/2021	150,000	159,855
PNC Funding Corp.
5.625%, 02/01/2017	230,000	264,837
6.700%, 06/10/2019	230,000	292,638
Prudential Financial, Inc.
3.875%, 01/14/2015	110,000	116,834
4.750%, 09/17/2015	220,000	242,286
5.375%, 06/21/2020	220,000	254,367
Simon Property Group LP
5.650%, 02/01/2020	330,000	397,138
5.875%, 03/01/2017	125,000	146,933
SLM Corp.
8.000%, 03/25/2020	300,000	346,500
SunTrust Banks, Inc.
6.000%, 09/11/2017	330,000	384,395

369

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Allstate Corp.
5.950%, 04/01/2036	$235,000	$304,043
The Bank of New York Mellon Corp.
2.500%, 01/15/2016	150,000	157,164
The Goldman Sachs Group, Inc.
5.500%, 11/15/2014	530,000	575,202
6.125%, 02/15/2033	250,000	281,256
6.150%, 04/01/2018	550,000	642,101
The Travelers Companies, Inc.
5.900%, 06/02/2019	230,000	286,769
6.250%, 06/20/2016	190,000	226,067
U.S. Bank NA (3.778% to 04/29/2015 then
3 month LIBOR + 2.003%)
04/29/2020	230,000	244,311
Union Bank NA
5.950%, 05/11/2016	250,000	285,615
US Bancorp
2.450%, 07/27/2015	220,000	231,489
Ventas Realty LP
3.125%, 11/30/2015	150,000	156,327
Vornado Realty LP
4.250%, 04/01/2015	230,000	243,061
Westpac Banking Corp.
3.000%, 12/09/2015	370,000	391,953

		27,258,512
Health Care - 1.6%
Abbott Laboratories
4.125%, 05/27/2020	220,000	253,950
4.350%, 03/15/2014	270,000	285,339
Aetna, Inc.
3.950%, 09/01/2020	230,000	249,771
AstraZeneca PLC
5.900%, 09/15/2017	235,000	288,725
Baxter International, Inc.
5.900%, 09/01/2016	265,000	316,291
Becton, Dickinson and Company
3.250%, 11/12/2020	240,000	258,913
Bristol-Myers Squibb Company
6.800%, 11/15/2026	140,000	196,803
Cigna Corp.
4.000%, 02/15/2022	230,000	247,960
Covidien International Finance SA
6.000%, 10/15/2017	250,000	307,383
Eli Lilly & Company
7.125%, 06/01/2025	170,000	235,468
Express Scripts, Inc.
6.250%, 06/15/2014	150,000	163,410
Gilead Sciences, Inc.
4.500%, 04/01/2021	270,000	309,672
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/2038	160,000	228,482
Howard Hughes Medical Institute
3.450%, 09/01/2014	240,000	253,988
Johnson & Johnson
2.150%, 05/15/2016	270,000	284,582
5.850%, 07/15/2038	185,000	262,487
Laboratory Corp. of America Holdings
4.625%, 11/15/2020	280,000	310,765
Life Technologies Corp.
5.000%, 01/15/2021	250,000	283,790
McKesson Corp.
4.750%, 03/01/2021	150,000	174,788
Medtronic, Inc.
5.600%, 03/15/2019	165,000	200,842

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Pharmacia Corp.
6.500%, 12/01/2018	$230,000	$292,660
St. Jude Medical, Inc.
4.875%, 07/15/2019	120,000	138,210
UnitedHealth Group, Inc.
5.800%, 03/15/2036	260,000	314,720
WellPoint, Inc.
6.375%, 06/15/2037	170,000	210,532

		6,069,531
Industrials - 1.6%
Burlington Northern Santa Fe LLC
4.700%, 10/01/2019	190,000	219,519
7.000%, 02/01/2014	265,000	287,408
Canadian Pacific Railway Company
4.450%, 03/15/2023	240,000	263,022
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	280,000	301,606
CSX Corp.
3.700%, 10/30/2020	270,000	291,830
6.250%, 04/01/2015	315,000	358,931
Emerson Electric Company
4.875%, 10/15/2019	170,000	205,963
FedEx Corp.
3.875%, 08/01/2042	280,000	274,496
Fluor Corp.
3.375%, 09/15/2021	260,000	276,337
GATX Corp.
4.750%, 05/15/2015	170,000	182,046
General Dynamics Corp.
5.250%, 02/01/2014	205,000	217,908
Honeywell International, Inc.
3.875%, 02/15/2014	225,000	235,531
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	230,000	284,484
Koninklijke Philips Electronics NV
6.875%, 03/11/2038	250,000	344,236
L-3 Communications Corp.
4.750%, 07/15/2020	150,000	165,639
Norfolk Southern Corp.
4.837%, 10/01/2041	240,000	276,191
Pitney Bowes, Inc.
6.250%, 03/15/2019	130,000	143,114
Snap-On, Inc.
6.125%, 09/01/2021	240,000	295,638
Tyco Electronics Group SA
6.550%, 10/01/2017	300,000	362,874
Union Pacific Corp.
4.000%, 02/01/2021	220,000	247,588
6.625%, 02/01/2029	200,000	275,458
United Technologies Corp.
6.125%, 02/01/2019	120,000	150,139
Waste Management, Inc.
7.375%, 03/11/2019	315,000	403,985

		6,063,943
Information Technology - 0.9%
Dell, Inc.
5.875%, 06/15/2019	150,000	177,550
eBay, Inc.
3.250%, 10/15/2020	190,000	204,428
Google, Inc.
3.625%, 05/19/2021	270,000	303,831
Hewlett-Packard Company
2.125%, 09/13/2015	230,000	233,405

370

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Hewlett-Packard Company (continued)
3.750%, 12/01/2020	$240,000	$239,422
4.750%, 06/02/2014	245,000	258,298
International Business Machines Corp.
2.000%, 01/05/2016	330,000	344,795
4.000%, 06/20/2042	210,000	229,374
5.600%, 11/30/2039	21,000	28,026
Microsoft Corp.
2.950%, 06/01/2014	330,000	344,164
Motorola Solutions, Inc.
6.000%, 11/15/2017	170,000	202,939
Oracle Corp.
5.750%, 04/15/2018	290,000	359,961
SAIC, Inc.
4.450%, 12/01/2020	250,000	274,732
XLIT, Ltd.
5.750%, 10/01/2021	260,000	299,304

		3,500,229
Materials - 1.1%
Agrium, Inc.
6.750%, 01/15/2019	250,000	312,834
Alcoa, Inc.
6.750%, 07/15/2018	245,000	283,057
ArcelorMittal
7.000%, 03/01/2041	160,000	143,972
Barrick North America Finance LLC
4.400%, 05/30/2021	250,000	272,048
BHP Billiton Finance USA, Ltd.
6.500%, 04/01/2019	300,000	381,962
Cliffs Natural Resources, Inc.
4.875%, 04/01/2021	270,000	264,325
CRH America, Inc.
8.125%, 07/15/2018	170,000	206,783
Newmont Mining Corp.
4.875%, 03/15/2042	220,000	225,769
Potash Corp. of Saskatchewan, Inc.
5.625%, 12/01/2040	150,000	191,613
PPG Industries, Inc.
3.600%, 11/15/2020	240,000	259,024
Praxair, Inc.
2.450%, 02/15/2022	240,000	241,488
Rio Tinto Finance USA PLC
4.750%, 03/22/2042	220,000	238,073
Rio Tinto Finance USA, Ltd.
5.200%, 11/02/2040	250,000	288,808
Teck Resources, Ltd.
6.250%, 07/15/2041	220,000	239,703
The Dow Chemical Company
5.700%, 05/15/2018	120,000	144,486
5.900%, 02/15/2015	180,000	200,540
9.400%, 05/15/2039	130,000	210,688
Vale Overseas, Ltd.
6.875%, 11/10/2039	280,000	326,929

		4,432,102
Telecommunication Services - 0.7%
American Tower Corp.
4.500%, 01/15/2018	250,000	275,937
AT&T Corp.
8.000%, 11/15/2031	13,000	19,999
British Telecommunications PLC
9.625%, 12/15/2030	130,000	211,764
CenturyLink, Inc.
7.650%, 03/15/2042	220,000	234,618

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Telecom Italia Capital SA
7.721%, 06/04/2038	$230,000	$231,150
Telefonica Emisiones SAU
7.045%, 06/20/2036	230,000	224,250
Telefonica Europe BV
8.250%, 09/15/2030	250,000	265,000
Verizon Communications, Inc.
4.600%, 04/01/2021	540,000	640,650
Verizon Wireless Capital LLC
8.500%, 11/15/2018	190,000	266,271
Vodafone Group PLC
5.450%, 06/10/2019	240,000	295,216

		2,664,855
Utilities - 1.6%
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	169,000	191,653
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	200,000	262,425
Constellation Energy Group, Inc.
5.150%, 12/01/2020	250,000	293,904
DTE Energy Company
6.350%, 06/01/2016	170,000	201,016
Duke Energy Carolinas LLC
6.000%, 01/15/2038	150,000	197,206
7.000%, 11/15/2018	200,000	261,639
Entergy Corp.
5.125%, 09/15/2020	240,000	259,347
Exelon Generation Company LLC
6.250%, 10/01/2039	120,000	138,979
Florida Power & Light Company
5.650%, 02/01/2037	230,000	298,973
Georgia Power Company
5.950%, 02/01/2039	235,000	308,795
Hydro Quebec
8.400%, 01/15/2022	150,000	216,302
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/2015	205,000	244,908
NiSource Finance Corp.
6.800%, 01/15/2019	250,000	301,888
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	130,000	169,861
Pacific Gas & Electric Company
6.050%, 03/01/2034	200,000	263,137
PacifiCorp
6.000%, 01/15/2039	230,000	310,909
Peco Energy Company
5.000%, 10/01/2014	300,000	325,280
Pennsylvania Electric Company
5.200%, 04/01/2020	230,000	259,066
Progress Energy, Inc.
4.400%, 01/15/2021	250,000	280,874
San Diego Gas & Electric Company
6.125%, 09/15/2037	142,000	198,999
Southern Company
2.375%, 09/15/2015	400,000	418,833
Southwestern Public Service Company
8.750%, 12/01/2018	185,000	254,491
Virginia Electric and Power Company
8.875%, 11/15/2038	120,000	206,811

371

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Wisconsin Electric Power Company
6.000%, 04/01/2014	$180,000	$194,479

		6,059,775

TOTAL CORPORATE BONDS (Cost $68,024,046)		$80,163,899

MUNICIPAL BONDS - 0.9%
Illinois State Toll Highway Authority
6.184%, 01/01/2034	150,000	192,305
New York State Dormitory Authority
5.628%, 03/15/2039	270,000	337,103
New York State Urban Development Corp.
5.770%, 03/15/2039	240,000	297,607
State of California 7.300%, 10/01/2039	340,000	452,710
State of Illinois 7.350%, 07/01/2035	220,000	265,208
State of Texas 5.517%, 04/01/2039	200,000	263,494
State of Utah
4.554%, 07/01/2024	220,000	263,303
3.539%, 07/01/2025	310,000	337,903
State of Washington 5.481%, 08/01/2039	220,000	279,701
Texas Transportation Commission
5.178%, 04/01/2030	250,000	304,200
University of California 5.770%, 05/15/2043	250,000	308,073

TOTAL MUNICIPAL BONDS (Cost $2,734,367)		$3,301,607

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.9%
Commercial & Residential - 1.9%
Banc of America Commercial Mortgage, Inc.
Series 2006-5, Class A3,
5.390%, 09/10/2047	880,000	936,014
Series 2006-1, Class AM,
5.421%, 09/10/2045 (P)	200,000	220,610
Series 2006-4, Class A4,
5.634%, 07/10/2046	580,000	668,649
Bear Stearns Commercial Mortgage Securities
Series 2006-PW11, Class AM,
5.619%, 03/11/2039 (P)	200,000	218,589
Series 2006-PW12, Class A4,
5.894%, 09/11/2038 (P)	745,000	857,001
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD2,
Class AM 5.529%, 01/15/2046 (P)	200,000	214,774
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3, Class A3
4.645%, 07/15/2037	187,501	195,770
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class A3
4.578%, 06/10/2048	484,659	491,737
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	435,614	449,540
Series 2005-LDP5, Class A4,
5.359%, 12/15/2044 (P)	860,000	968,356
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	485,000	538,812
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	205,000	205,622
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.690%, 02/12/2051	460,000	542,214
Morgan Stanley Capital I, Series 2006-T23,
Class A2 5.918%, 08/12/2041 (P)	188,857	192,105

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class A4
5.083%, 03/15/2042 (P)	$750,000	$819,440

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $6,616,739)		$7,519,233

ASSET BACKED SECURITIES - 0.2%
Chase Issuance Trust, Series 2008-A4,
Class A4 4.650%, 03/15/2015	485,000	494,721
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3
1.670%, 01/15/2014	119,936	120,243
Volkswagen Auto Loan
Enhanced Trust 0.850%, 08/22/2016	280,000	281,883

TOTAL ASSET BACKED SECURITIES (Cost $919,580)		$896,847

SHORT-TERM INVESTMENTS - 18.2%
Money Market Funds - 18.2%
State Street Institutional U.S. Government
Money Market Fund, 0.0469% (Y)	70,747,236	70,747,236

TOTAL SHORT-TERM INVESTMENTS (Cost $70,747,236)		$70,747,236

Total Investments (Total Bond Market Trust A)
(Cost $421,673,688) - 116.8%		$453,158,442
Other assets and liabilities, net - (16.8%)		(65,314,486)

TOTAL NET ASSETS - 100.0%		$387,843,956

Total Bond Market Trust B
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 68.2%
U.S. Government - 37.7%
U.S. TreasuryBond 3.000%, 05/15/2042	$610,000	$633,447
U.S. Treasury Bonds
3.750%, 08/15/2041	1,100,000	1,316,907
3.875%, 08/15/2040	1,100,000	1,345,782
4.250%, 05/15/2039 to 11/15/2040	1,060,000	1,377,342
4.375%, 02/15/2038 to 05/15/2041	805,000	1,065,069
4.625%, 02/15/2040	1,400,000	1,923,907
7.500%, 11/15/2016	1,270,000	1,633,438
7.875%, 02/15/2021	1,100,000	1,679,218
8.750%, 08/15/2020	1,400,000	2,200,297
9.250%, 02/15/2016	3,550,000	4,606,402
11.250%, 02/15/2015	2,010,000	2,530,715
U.S. Treasury Notes
0.125%, 12/31/2013	1,200,000	1,198,781
0.250%, 11/30/2013 to 05/31/2014	6,100,000	6,102,740
0.625%, 08/31/2017	2,000,000	2,001,718
1.000%, 10/31/2016 to 03/31/2017	4,550,000	4,642,936
1.250%, 04/30/2019	1,000,000	1,019,297
1.500%, 12/31/2013	500,000	508,047
1.625%, 08/15/2022	2,000,000	1,998,438
1.750%, 01/31/2014	1,760,000	1,795,957
1.875%, 02/28/2014 to 04/30/2014	1,370,000	1,404,839
2.000%, 11/30/2013 to 02/15/2022	5,310,000	5,473,396
2.125%, 11/30/2014 to 05/31/2015	2,500,000	2,607,897
2.625%, 11/15/2020	2,500,000	2,761,720

372

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
3.000%, 02/28/2017	$3,300,000	$3,655,780
3.125%, 10/31/2016 to 05/15/2021	2,200,000	2,461,298
3.250%, 06/30/2016	3,650,000	4,033,535

		61,978,903
U.S. Government Agency - 30.5%
Federal Farm Credit Bank
3.875%, 10/07/2013	300,000	311,123
4.875%, 12/16/2015	300,000	342,118
Federal Home Loan Bank
3.875%, 06/14/2013	1,320,000	1,354,048
5.500%, 07/15/2036	190,000	263,244
Federal Home Loan Mortgage Corp.
2.500%, 05/27/2016	330,000	353,931
3.021%, 08/01/2037 (P)	502,035	535,319
3.215%, 02/01/2037 (P)	214,390	228,034
3.500%, 12/01/2025	795,947	848,616
4.000%, 02/01/2024 to 09/01/2040	1,572,478	1,684,899
4.500%, 05/01/2024 to 07/01/2041	1,536,849	1,657,645
5.000%, 06/01/2023 to 10/01/2040	1,336,753	1,462,842
5.500%, 08/23/2017 to 01/01/2038	1,251,291	1,437,183
6.000%, 06/01/2022 to 01/01/2038	213,792	234,822
6.250%, 07/15/2032	450,000	679,818
6.500%, 07/01/2016 to 09/01/2038	347,337	387,595
7.000%, 02/01/2016 to 04/01/2032	69,174	78,657
7.500%, 02/01/2016 to 03/01/2032	30,833	36,081
8.000%, 02/01/2030	4,554	5,382
Federal National Mortgage Association
2.288%, 01/01/2035 (P)	1,299,909	1,381,089
2.414%, 02/01/2039 (P)	1,607,545	1,687,250
2.913%, 04/01/2037 (P)	1,238,791	1,331,313
3.000%, 01/01/2027	399,938	424,159
3.223%, 04/01/2036 (P)	191,935	205,505
3.500%, 12/01/2040	446,101	478,234
4.000%, TBA (C)	1,000,000	1,077,344
4.000%, 08/01/2020 to 01/01/2042	2,573,171	2,767,023
4.500%, 12/01/2020 to 02/01/2041	4,325,814	4,675,597
5.000%, 07/01/2020 to 04/01/2039	3,930,654	4,307,863
5.500%, 08/01/2021 to 09/01/2036	4,864,262	5,364,925
6.000%, 10/01/2013 to 08/01/2038	2,396,443	2,677,640
6.500%, 02/01/2015 to 02/01/2036	825,252	930,726
7.000%, 12/01/2012 to 10/01/2032	130,318	148,702
7.125%, 01/15/2030	209,000	331,052
7.250%, 05/15/2030	450,000	726,595
7.500%, 10/01/2015 to 08/01/2031	57,717	67,555
8.000%, 08/01/2030 to 09/01/2031	17,374	20,668
8.500%, 09/01/2030	2,755	3,302
Government National Mortgage Association
4.000%, 11/15/2026 to 10/15/2040	1,605,165	1,768,799
4.500%, 05/15/2019 to 10/20/2040	2,208,213	2,443,868
5.000%, 05/15/2018 to 07/20/2040	1,067,133	1,181,151
5.500%, 11/15/2032 to 01/15/2039	1,440,635	1,613,604
6.000%, 04/15/2017 to 10/15/2038	1,085,597	1,226,726
6.500%, 01/15/2016 to 12/15/2038	307,914	352,189
7.000%, 08/15/2029 to 05/15/2032	105,901	123,041
7.500%, 08/15/2029 to 01/15/2031	35,028	41,052
8.000%, 04/15/2031	9,384	10,512
8.500%, 09/15/2030	6,285	7,523
9.000%, 01/15/2031	3,728	4,546
Tennessee Valley Authority
3.875%, 02/15/2021	100,000	117,457
6.750%, 11/01/2025	260,000	383,932

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
The Financing Corp. 8.600%, 09/26/2019	$150,000	$218,550

		50,000,849

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $104,329,575)		$111,979,752

FOREIGN GOVERNMENT
OBLIGATIONS - 2.7%
Brazil - 0.4%
Federative Republic of Brazil
5.875%, 01/15/2019	105,000	130,725
6.000%, 01/17/2017	410,000	489,438
7.125%, 01/20/2037	50,000	75,375

		695,538
Canada - 1.0%
Export Development Canada
3.500%, 05/16/2013	95,000	96,900
Province of British Columbia
6.500%, 01/15/2026	100,000	143,235
Province of Manitoba
9.625%, 12/01/2018	300,000	432,677
Province of New Brunswick
5.200%, 02/21/2017	80,000	94,715
Province of Nova Scotia
5.125%, 01/26/2017	85,000	100,124
Province of Ontario
4.500%, 02/03/2015	350,000	382,305
Province of Quebec
7.125%, 02/09/2024	150,000	210,669
7.500%, 07/15/2023	100,000	142,712

		1,603,337
Chile - 0.0%
Republic of Chile
3.875%, 08/05/2020	60,000	67,950
Colombia - 0.1%
Republic of Colombia
4.375%, 07/12/2021	150,000	172,725
Israel - 0.1%
Government of Israel
5.125%, 03/26/2019	90,000	103,787
5.500%, 09/18/2023	75,000	98,949

		202,736
Italy - 0.2%
Republic of Italy
6.875%, 09/27/2023	300,000	331,092
Japan - 0.1%
Japan Bank for International Cooperation
2.250%, 07/13/2016	120,000	126,685
Mexico - 0.3%
Government of Mexico
5.950%, 03/19/2019	415,000	514,600
Panama - 0.1%
Republic of Panama
6.700%, 01/26/2036	60,000	84,300
Peru - 0.1%
Republic of Peru
7.125%, 03/30/2019	120,000	159,000
Poland - 0.1%
Republic of Poland
6.375%, 07/15/2019	110,000	135,850

373

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
South Africa - 0.1%
Republic of South Africa
5.500%, 03/09/2020	$100,000	$118,750
Sweden - 0.1%
Svensk Exportkredit AB
3.250%, 09/16/2014	130,000	136,666

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,807,094)		$4,349,229

CORPORATE BONDS - 22.7%
Consumer Discretionary - 1.9%
CBS Corp.
8.875%, 05/15/2019	80,000	107,249
Comcast Corp.
5.700%, 07/01/2019	80,000	97,941
COX Communications, Inc.
9.375%, 01/15/2019 (S)	125,000	170,110
DIRECTV Holdings LLC
5.150%, 03/15/2042	50,000	50,931
6.375%, 03/01/2041	60,000	70,321
Discovery Communications LLC
5.625%, 08/15/2019	60,000	72,417
Family Dollar Stores, Inc.
5.000%, 02/01/2021	55,000	59,369
Ford Motor Credit Company LLC
5.000%, 05/15/2018	320,000	349,437
Grupo Televisa SAB
6.625%, 01/15/2040	40,000	52,832
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	60,000	65,406
Home Depot, Inc.
5.875%, 12/16/2036	70,000	92,343
Lowe’s Companies, Inc.
6.100%, 09/15/2017	180,000	219,290
McDonald’s Corp.
5.000%, 02/01/2019	50,000	59,088
News America, Inc.
6.650%, 11/15/2037	175,000	222,307
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	50,000	55,650
Target Corp.
6.500%, 10/15/2037	100,000	140,547
TCI Communications, Inc.
7.125%, 02/15/2028	110,000	144,557
The Walt Disney Company
5.625%, 09/15/2016	90,000	106,670
Time Warner Cable, Inc.
4.125%, 02/15/2021	60,000	66,344
Time Warner Companies, Inc.
7.250%, 10/15/2017	100,000	127,013
Time Warner Entertainment Company LP
8.375%, 07/15/2033	200,000	291,033
Time Warner, Inc.
7.625%, 04/15/2031	75,000	104,863
Toyota Motor Credit Corp.
3.400%, 09/15/2021	60,000	65,038
Viacom, Inc.
4.250%, 09/15/2015	40,000	43,699
4.500%, 03/01/2021	120,000	136,308
Volkswagen International Finance NV
2.875%, 04/01/2016 (S)	60,000	63,095

		3,033,858

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples - 2.2%
Altria Group, Inc.
8.500%, 11/10/2013	$80,000	$86,818
9.250%, 08/06/2019	160,000	227,223
9.950%, 11/10/2038	50,000	84,153
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	120,000	158,772
7.750%, 01/15/2019	105,000	142,074
Bottling Group LLC
5.125%, 01/15/2019	105,000	124,799
Brown-Forman Corp.
2.500%, 01/15/2016	50,000	52,654
5.000%, 02/01/2014	105,000	111,120
ConAgra Foods, Inc.
5.819%, 06/15/2017	62,000	72,852
9.750%, 03/01/2021	63,000	87,917
CVS Caremark Corp.
4.125%, 05/15/2021	60,000	68,142
6.125%, 08/15/2016	105,000	124,449
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	94,189	127,437
Diageo Capital PLC
4.828%, 07/15/2020	95,000	111,993
General Mills, Inc.
5.650%, 02/15/2019	85,000	103,265
Kellogg Company
4.150%, 11/15/2019	30,000	34,079
Kimberly-Clark Corp.
7.500%, 11/01/2018	80,000	107,138
Kraft Foods Group, Inc.
6.125%, 08/23/2018 (S)	66,000	80,859
6.875%, 01/26/2039 (S)	40,000	54,654
Kraft Foods, Inc.
6.125%, 02/01/2018	24,000	29,309
6.750%, 02/19/2014	85,000	92,104
PepsiCo, Inc.
4.000%, 03/05/2042	50,000	52,508
5.500%, 01/15/2040	60,000	78,105
Philip Morris International, Inc.
4.125%, 05/17/2021	60,000	68,097
6.875%, 03/17/2014	90,000	98,330
Safeway, Inc.
6.350%, 08/15/2017	135,000	152,092
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	90,000	95,883
The Clorox Company
5.950%, 10/15/2017	95,000	114,108
The Coca-Cola Company
3.150%, 11/15/2020	60,000	65,455
The Kroger Company
3.900%, 10/01/2015	40,000	43,490
6.400%, 08/15/2017	100,000	121,044
The Procter & Gamble Company
5.500%, 02/01/2034	50,000	65,761
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	100,000	114,076
6.200%, 04/15/2038	125,000	172,530
7.550%, 02/15/2030	110,000	165,219
Walgreen Company
5.250%, 01/15/2019	105,000	123,263

		3,611,772
Energy - 2.7%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	80,000	99,221

374

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Apache Corp.
6.000%, 09/15/2013	$75,000	$78,952
BP Capital Markets PLC
5.250%, 11/07/2013	80,000	84,146
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	70,000	91,539
Cenovus Energy, Inc.
5.700%, 10/15/2019	40,000	48,686
Chevron Corp.
4.950%, 03/03/2019	90,000	109,147
ConocoPhillips
5.750%, 02/01/2019	100,000	124,306
DCP Midstream LLC
9.700%, 12/01/2013 (S)	90,000	97,489
9.750%, 03/15/2019 (S)	95,000	122,133
Devon Financing Corp. ULC
7.875%, 09/30/2031	40,000	58,178
Enbridge Energy Partners LP
9.875%, 03/01/2019	125,000	170,281
Energy Transfer Partners LP
6.500%, 02/01/2042	50,000	57,761
Ensco PLC
4.700%, 03/15/2021	60,000	67,782
Enterprise Products Operating LLC
4.850%, 08/15/2042	50,000	51,537
9.750%, 01/31/2014	60,000	66,835
EOG Resources, Inc.
4.100%, 02/01/2021	60,000	68,219
Hess Corp.
8.125%, 02/15/2019	60,000	79,399
Kinder Morgan Energy Partners LP
6.375%, 03/01/2041	60,000	73,408
6.500%, 09/01/2039	40,000	48,428
9.000%, 02/01/2019	60,000	79,568
Nabors Industries, Inc.
9.250%, 01/15/2019	105,000	137,436
Nexen, Inc.
6.200%, 07/30/2019	120,000	145,397
Noble Holding International, Ltd.
6.050%, 03/01/2041	50,000	58,017
7.375%, 03/15/2014	100,000	108,870
Occidental Petroleum Corp.
4.100%, 02/01/2021	50,000	57,669
ONEOK Partners LP
6.650%, 10/01/2036	85,000	101,418
Pemex Project Funding Master Trust
7.375%, 12/15/2014	260,000	294,450
Petro-Canada
5.950%, 05/15/2035	70,000	85,578
6.050%, 05/15/2018	125,000	152,979
Petrobras International Finance Company
6.750%, 01/27/2041	80,000	99,403
8.375%, 12/10/2018	90,000	114,743
Petroleos Mexicanos
5.500%, 01/21/2021	70,000	82,075
Plains All American Pipeline LP
8.750%, 05/01/2019	60,000	80,692
Shell International Finance BV
6.375%, 12/15/2038	90,000	129,773
Statoil ASA
1.800%, 11/23/2016	100,000	103,909
Talisman Energy, Inc.
3.750%, 02/01/2021	60,000	62,599
6.250%, 02/01/2038	110,000	128,598

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
The Williams Companies, Inc.
7.875%, 09/01/2021	$37,000	$48,522
Tosco Corp.
8.125%, 02/15/2030	110,000	167,168
Total Capital SA
3.125%, 10/02/2015	40,000	42,949
4.125%, 01/28/2021	40,000	45,594
4.250%, 12/15/2021	60,000	68,933
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	85,000	111,759
Valero Energy Corp.
6.125%, 06/15/2017	100,000	121,027
7.500%, 04/15/2032	30,000	38,150
Weatherford International, Ltd.
5.500%, 02/15/2016	120,000	131,563
Williams Partners LP
5.250%, 03/15/2020	90,000	104,313

		4,500,599
Financials - 7.5%
AEGON Funding Company LLC
5.750%, 12/15/2020	50,000	58,329
African Development Bank
6.875%, 10/15/2015	35,000	40,096
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	115,000	133,770
American Express Company
8.125%, 05/20/2019	50,000	67,653
American Express Credit Corp.
7.300%, 08/20/2013	100,000	105,951
American International Group, Inc.
5.450%, 05/18/2017	120,000	136,848
6.250%, 05/01/2036	60,000	76,620
Asian Development Bank
5.593%, 07/16/2018	250,000	309,104
Banco Bradesco SA
4.125%, 05/16/2016 (S)	200,000	210,800
Bank of America Corp.
5.000%, 05/13/2021	50,000	54,971
5.875%, 01/05/2021	60,000	69,235
6.500%, 08/01/2016	80,000	92,537
Bank of Nova Scotia
2.900%, 03/29/2016	100,000	106,687
BB&T Corp.
5.200%, 12/23/2015	105,000	117,498
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	60,000	68,369
5.400%, 05/15/2018	105,000	126,619
Berkshire Hathaway, Inc.
3.200%, 02/11/2015	120,000	127,292
BNP Paribas
3.250%, 03/11/2015	120,000	125,075
Boston Properties LP
4.125%, 05/15/2021	60,000	64,929
BRE Properties, Inc.
5.200%, 03/15/2021	60,000	68,185
Burlington Northern Santa Fe LLC
4.400%, 03/15/2042	50,000	52,896
Capital One Financial Corp.
7.375%, 05/23/2014	110,000	121,072
Chubb Corp.
5.750%, 05/15/2018	50,000	61,870
Citigroup, Inc.
5.875%, 02/22/2033	220,000	232,581
8.500%, 05/22/2019	68,000	89,945

375

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
CNA Financial Corp.
7.350%, 11/15/2019	$60,000	$74,463
Credit Suisse USA, Inc.
4.875%, 01/15/2015	125,000	135,143
Deutsche Bank AG
3.875%, 08/18/2014	130,000	136,586
4.875%, 05/20/2013	110,000	112,956
Discover Financial Services
5.200%, 04/27/2022 (S)	120,000	131,510
European Bank For Reconstruction &
Development
1.625%, 09/03/2015	70,000	72,293
European Investment Bank
2.375%, 03/14/2014	210,000	215,926
2.875%, 09/15/2020	200,000	215,428
4.625%, 05/15/2014 to 10/20/2015	305,000	333,448
4.875%, 01/17/2017	200,000	233,566
First Horizon National Corp.
5.375%, 12/15/2015	50,000	54,702
General Electric Capital Corp.
6.000%, 08/07/2019	60,000	72,990
6.750%, 03/15/2032	230,000	294,915
6.875%, 01/10/2039	105,000	140,448
Hartford Financial Services Group, Inc.
5.950%, 10/15/2036	50,000	53,270
Health Care REIT, Inc.
4.950%, 01/15/2021	60,000	65,601
Hospitality Properties Trust
7.875%, 08/15/2014	70,000	75,647
HSBC Holdings PLC
6.500%, 09/15/2037	205,000	242,713
International American Development Bank
7.000%, 06/15/2025	60,000	86,957
International Bank for Reconstruction &
Development
8.625%, 10/15/2016	100,000	130,094
Jefferies Group, Inc.
5.125%, 04/13/2018	60,000	60,900
JPMorgan Chase & Company
4.350%, 08/15/2021	110,000	121,267
4.750%, 05/01/2013	125,000	128,168
6.400%, 05/15/2038	125,000	161,845
Kemper Corp.
6.000%, 11/30/2015	120,000	126,109
KeyCorp
3.750%, 08/13/2015	60,000	64,716
6.500%, 05/14/2013	125,000	129,435
Kimco Realty Corp.
6.875%, 10/01/2019	60,000	73,577
Kreditanstalt fuer Wiederaufbau
4.375%, 03/15/2018	360,000	421,088
5.125%, 03/14/2016	300,000	345,990
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	75,000	88,563
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018 to 11/15/2018	180,000	216,836
7.750%, 05/14/2038	125,000	157,140
MetLife, Inc.
6.817%, 08/15/2018	190,000	239,136
Moody’s Corp.
5.500%, 09/01/2020	60,000	66,333
Morgan Stanley
7.300%, 05/13/2019	110,000	129,820
Nomura Holdings, Inc.
4.125%, 01/19/2016	110,000	113,713

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Northern Trust Corp.
3.450%, 11/04/2020	$60,000	$65,138
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	50,000	56,479
PartnerRe Finance B LLC
5.500%, 06/01/2020	60,000	66,160
PNC Funding Corp.
4.250%, 09/21/2015	40,000	43,842
5.625%, 02/01/2017	80,000	92,117
6.700%, 06/10/2019	80,000	101,787
ProLogis LP
5.625%, 11/15/2016	185,000	206,272
Prudential Financial, Inc.
3.875%, 01/14/2015	30,000	31,864
4.750%, 04/01/2014 to 09/17/2015	175,000	187,779
5.375%, 06/21/2020	60,000	69,373
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	50,000	53,310
Royal Bank of Canada
2.100%, 07/29/2013	160,000	162,318
Senior Housing Properties Trust
4.300%, 01/15/2016	110,000	113,367
Simon Property Group LP
5.875%, 03/01/2017	80,000	94,037
SLM Corp.
7.250%, 01/25/2022	50,000	56,000
8.000%, 03/25/2020	90,000	103,950
SunTrust Banks, Inc.
6.000%, 09/11/2017	105,000	122,307
The Allstate Corp.
5.950%, 04/01/2036	100,000	129,380
The Bear Stearns Companies LLC
7.250%, 02/01/2018	160,000	199,702
The Goldman Sachs Group, Inc.
5.500%, 11/15/2014	100,000	108,529
6.125%, 02/15/2033	125,000	140,628
6.150%, 04/01/2018	185,000	215,979
7.500%, 02/15/2019	240,000	297,693
The Travelers Companies, Inc.
5.900%, 06/02/2019	80,000	99,746
Travelers Property Casualty Corp.
7.750%, 04/15/2026	50,000	71,048
UBS AG
5.750%, 04/25/2018	185,000	218,062
US Bancorp
2.450%, 07/27/2015	60,000	63,133
Ventas Realty LP
4.750%, 06/01/2021	60,000	65,956
Vornado Realty LP
4.250%, 04/01/2015	60,000	63,407
WEA Finance LLC
7.500%, 06/02/2014 (S)	150,000	165,292
Wells Fargo & Company
5.000%, 11/15/2014	105,000	113,276
5.625%, 12/11/2017	185,000	222,166
Westpac Banking Corp.
3.000%, 12/09/2015	80,000	84,747
Willis North America, Inc.
7.000%, 09/29/2019	50,000	59,456
Xstrata Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	105,000	118,655

		12,305,179

376

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care - 1.5%
Abbott Laboratories
4.125%, 05/27/2020	$60,000	$69,259
4.350%, 03/15/2014	120,000	126,817
Aetna, Inc.
3.950%, 09/01/2020	60,000	65,158
6.000%, 06/15/2016	105,000	122,989
Amgen, Inc.
5.150%, 11/15/2041	100,000	111,569
5.700%, 02/01/2019	50,000	59,135
5.750%, 03/15/2040	40,000	46,865
AstraZeneca PLC
5.900%, 09/15/2017	105,000	129,005
Baxter International, Inc.
5.900%, 09/01/2016	50,000	59,678
Becton, Dickinson and Company
3.250%, 11/12/2020	60,000	64,728
Bristol-Myers Squibb Company
6.800%, 11/15/2026	55,000	77,316
Cigna Corp.
4.000%, 02/15/2022	50,000	53,904
Covidien International Finance SA
6.000%, 10/15/2017	110,000	135,248
Eli Lilly & Company
7.125%, 06/01/2025	80,000	110,808
Gilead Sciences, Inc.
4.500%, 04/01/2021	60,000	68,816
GlaxoSmithKline Capital, Inc.
4.375%, 04/15/2014	105,000	111,364
6.375%, 05/15/2038	50,000	71,401
Howard Hughes Medical Institute
3.450%, 09/01/2014	70,000	74,080
Johnson & Johnson
2.150%, 05/15/2016	50,000	52,700
5.850%, 07/15/2038	100,000	141,885
Life Technologies Corp.
5.000%, 01/15/2021	60,000	68,110
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	80,000	96,146
Pharmacia Corp.
6.500%, 12/01/2018	105,000	133,605
Quest Diagnostics, Inc.
5.450%, 11/01/2015	30,000	33,736
St. Jude Medical, Inc.
4.875%, 07/15/2019	50,000	57,588
UnitedHealth Group, Inc.
4.375%, 03/15/2042	50,000	53,483
4.875%, 03/15/2015	12,000	13,206
5.800%, 03/15/2036	40,000	48,418
WellPoint, Inc.
6.375%, 06/15/2037	175,000	216,724

		2,473,741
Industrials - 1.7%
Burlington Northern Santa Fe LLC
4.700%, 10/01/2019	60,000	69,322
7.000%, 02/01/2014	125,000	135,570
Canadian Pacific Railway Company
4.450%, 03/15/2023	60,000	65,756
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	100,000	107,717
Caterpillar, Inc.
7.900%, 12/15/2018	95,000	128,802
CSX Corp.
6.250%, 04/01/2015	100,000	113,946
7.375%, 02/01/2019	105,000	134,399

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Emerson Electric Company
4.875%, 10/15/2019	$80,000	$96,924
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	60,000	68,235
FedEx Corp.
3.875%, 08/01/2042	140,000	137,248
8.000%, 01/15/2019	50,000	66,742
Fluor Corp.
3.375%, 09/15/2021	60,000	63,770
General Dynamics Corp.
5.250%, 02/01/2014	90,000	95,667
Honeywell International, Inc.
3.875%, 02/15/2014	85,000	88,978
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	110,000	136,057
Northrop Grumman Corp.
3.500%, 03/15/2021	150,000	161,313
Pitney Bowes, Inc.
6.250%, 03/15/2019	50,000	55,044
Snap-On, Inc.
6.125%, 09/01/2021	70,000	86,228
The Boeing Company
8.750%, 09/15/2031	90,000	143,821
Tyco Electronics Group SA
6.550%, 10/01/2017	200,000	241,916
Union Pacific Corp.
4.000%, 02/01/2021	60,000	67,524
6.625%, 02/01/2029	85,000	117,069
United Technologies Corp.
5.375%, 12/15/2017	100,000	121,677
6.125%, 02/01/2019	125,000	156,395
Waste Management, Inc.
6.125%, 11/30/2039	50,000	63,047

		2,723,167
Information Technology - 0.8%
Cisco Systems, Inc.
3.150%, 03/14/2017	60,000	65,798
5.900%, 02/15/2039	80,000	106,076
Dell, Inc.
4.700%, 04/15/2013	130,000	132,950
eBay, Inc.
3.250%, 10/15/2020	60,000	64,556
Google, Inc.
3.625%, 05/19/2021	50,000	56,265
Hewlett-Packard Company
2.125%, 09/13/2015	60,000	60,888
3.750%, 12/01/2020	60,000	59,856
4.750%, 06/02/2014	95,000	100,156
International Business Machines Corp.
6.500%, 10/15/2013	140,000	148,917
Microsoft Corp.
2.950%, 06/01/2014	80,000	83,434
Oracle Corp.
5.750%, 04/15/2018	145,000	179,981
SAIC, Inc.
4.450%, 12/01/2020	50,000	54,946
The Western Union Company
3.650%, 08/22/2018	100,000	110,777
Xerox Corp.
6.750%, 12/15/2039	60,000	75,115
XLIT, Ltd.
5.750%, 10/01/2021	50,000	57,559

		1,357,274

377

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials - 1.0%
Agrium, Inc.
6.750%, 01/15/2019	$100,000	$125,134
Alcoa, Inc.
6.750%, 07/15/2018	100,000	115,534
ArcelorMittal
5.375%, 06/01/2013	155,000	158,958
6.125%, 06/01/2018	70,000	69,558
7.000%, 03/01/2041	30,000	26,995
Cliffs Natural Resources, Inc.
4.875%, 04/01/2021	60,000	58,739
CRH America, Inc.
8.125%, 07/15/2018	50,000	60,819
E.I. du Pont de Nemours & Company
3.625%, 01/15/2021	180,000	200,274
Newmont Mining Corp.
4.875%, 03/15/2042	50,000	51,311
POSCO
4.250%, 10/28/2020 (S)	100,000	106,432
PPG Industries, Inc.
3.600%, 11/15/2020	60,000	64,756
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	100,000	127,528
Rio Tinto Finance USA PLC
4.750%, 03/22/2042	50,000	54,108
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	70,000	87,221
Teck Resources, Ltd.
4.500%, 01/15/2021	70,000	74,042
6.250%, 07/15/2041	50,000	54,478
The Dow Chemical Company
5.700%, 05/15/2018	50,000	60,203
5.900%, 02/15/2015	60,000	66,847
Vale Overseas, Ltd.
6.875%, 11/10/2039	70,000	81,732

		1,644,669
Telecommunication Services - 1.3%
America Movil SAB de CV
5.000%, 03/30/2020	61,000	71,432
American Tower Corp.
4.500%, 01/15/2018	60,000	66,225
Ameritech Capital Funding Corp.
6.875%, 10/15/2027	60,000	70,613
AT&T, Inc.
5.625%, 06/15/2016	80,000	93,702
BellSouth Corp.
6.875%, 10/15/2031	200,000	249,728
British Telecommunications PLC
9.625%, 12/15/2030	60,000	97,737
CenturyLink, Inc.
7.600%, 09/15/2039	50,000	52,931
7.650%, 03/15/2042	50,000	53,322
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	146,000	219,787
Telecom Italia Capital SA
7.721%, 06/04/2038	80,000	80,400
Telefonica Europe BV
8.250%, 09/15/2030	100,000	106,000
Verizon Communications, Inc.
4.600%, 04/01/2021	110,000	130,503
6.900%, 04/15/2038	190,000	271,481
Verizon Wireless Capital LLC
7.375%, 11/15/2013	100,000	107,462
8.500%, 11/15/2018	60,000	84,086

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Vodafone Group PLC
4.375%, 03/16/2021	$110,000	$128,048
5.375%, 01/30/2015	190,000	210,177
5.450%, 06/10/2019	80,000	98,405

		2,192,039
Utilities - 2.1%
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	77,000	87,321
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	95,000	124,652
Constellation Energy Group, Inc.
5.150%, 12/01/2020	60,000	70,537
Dominion Resources, Inc.
5.200%, 08/15/2019	110,000	130,891
DTE Energy Company
6.350%, 06/01/2016	60,000	70,947
Duke Energy Carolinas LLC
6.000%, 01/15/2038	50,000	65,735
7.000%, 11/15/2018	90,000	117,738
Entergy Corp.
5.125%, 09/15/2020	70,000	75,643
Entergy Texas, Inc.
7.125%, 02/01/2019	50,000	61,532
Exelon Generation Company LLC
6.250%, 10/01/2039	40,000	46,326
FirstEnergy Solutions Corp.
6.050%, 08/15/2021	60,000	67,322
Florida Power & Light Company
5.650%, 02/01/2037	60,000	77,993
Georgia Power Company
5.950%, 02/01/2039	100,000	131,402
Hydro Quebec
8.400%, 01/15/2022	100,000	144,202
Indiana Michigan Power Company
6.050%, 03/15/2037	187,000	232,989
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/2015	90,000	107,520
NiSource Finance Corp.
6.800%, 01/15/2019	130,000	156,982
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	58,000	75,784
Pacific Gas & Electric Company
3.500%, 10/01/2020	60,000	66,227
6.050%, 03/01/2034	60,000	78,941
6.250%, 12/01/2013	135,000	143,687
PacifiCorp
6.000%, 01/15/2039	105,000	141,937
Pennsylvania Electric Company
5.200%, 04/01/2020	70,000	78,846
PPL WEM Holdings PLC
5.375%, 05/01/2021 (S)	60,000	66,935
Progress Energy, Inc.
4.400%, 01/15/2021	55,000	61,792
7.050%, 03/15/2019	50,000	63,357
Public Service Electric & Gas Company
6.330%, 11/01/2013	120,000	127,596
San Diego Gas & Electric Company
6.125%, 09/15/2037	60,000	84,084
Southern California Edison Company
5.350%, 07/15/2035	130,000	161,484
Southern Company
2.375%, 09/15/2015	100,000	104,708

378

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Southwestern Public Service Company
8.750%, 12/01/2018	$70,000	$96,294
Virginia Electric and Power Company
3.450%, 09/01/2022	50,000	54,818
8.875%, 11/15/2038	70,000	120,640
Wisconsin Electric Power Company
6.000%, 04/01/2014	80,000	86,435

		3,383,297

TOTAL CORPORATE BONDS (Cost $30,480,883)		$37,225,595

MUNICIPAL BONDS - 0.8%
Bay Area Toll Authority (California)
6.907%, 10/01/2050	50,000	71,357
Maryland State Transportation Authority
5.888%, 07/01/2043	60,000	80,859
Metropolitan Washington Airports Authority
(District of Columbia)
7.462%, 10/01/2046	40,000	48,056
New Jersey State Turnpike Authority
7.102%, 01/01/2041	90,000	129,292
New York State Dormitory Authority
5.628%, 03/15/2039	70,000	87,397
New York State Urban Development Corp.
5.770%, 03/15/2039	60,000	74,402
North Carolina Turnpike Authority
6.700%, 01/01/2039	60,000	69,570
State of California
7.300%, 10/01/2039	60,000	79,890
7.500%, 04/01/2034	80,000	106,686
State of Illinois
5.100%, 06/01/2033	115,000	111,567
7.350%, 07/01/2035	60,000	72,329
State of Texas
5.517%, 04/01/2039	60,000	79,048
State of Utah
3.539%, 07/01/2025	80,000	87,201
4.554%, 07/01/2024	40,000	47,873
State of Washington
5.481%, 08/01/2039	40,000	50,855
Texas Transportation Commission
5.178%, 04/01/2030	60,000	73,008
University of California
5.770%, 05/15/2043	70,000	86,260

TOTAL MUNICIPAL BONDS (Cost $1,119,028)		$1,355,650

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.5%
Commercial & Residential - 4.5%
Banc of America Commercial Mortgage, Inc.,
Series 2006-4, Class A4
5.634%, 07/10/2046	210,000	242,097
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR3, Class A4,
4.715%, 02/11/2041	500,000	519,938
Series 2005-T20, Class A3,
5.297%, 10/12/2042 (P)	364,257	369,783
Series 2006-PW12, Class A4,
5.894%, 09/11/2038 (P)	190,000	218,564
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD2, Class A4
5.482%, 01/15/2046 (P)	170,000	191,954
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3, Class A3
4.645%, 07/15/2037	28,846	30,118

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class A3
4.578%, 06/10/2048	$78,171	$79,312
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2004-CB8, Class A4,
4.404%, 01/12/2039	400,000	416,742
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	150,000	164,286
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	264,625	273,085
Series 2005-LDP5, Class A4,
5.359%, 12/15/2044 (P)	835,000	940,206
Series 2005-CB13, Class A3A1,
5.467%, 01/12/2043 (P)	80,000	80,077
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
6.086%, 07/15/2044 (P)	180,000	213,970
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4,
5.690%, 02/12/2051	440,000	518,640
Series 2006-C1, Class AM,
5.847%, 05/12/2039 (P)	800,000	884,360
Morgan Stanley Capital I
Series 2011, Class C10,
5.033%, 09/15/2047 (P)(S)	190,000	226,613
Series 2007-T27, Class A4,
5.823%, 06/11/2042 (P)	630,000	745,254
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493%, 02/11/2036	450,000	454,122
Wachovia Bank Commercial Mortgage Trust
Series 2005-C17, Class A4,
5.083%, 03/15/2042 (P)	300,000	327,776
Series 2004-C11, Class A5,
5.215%, 01/15/2041 (P)	500,000	531,549

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $6,629,700)		$7,428,446

ASSET BACKED SECURITIES - 0.2%
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A6
6.620%, 03/01/2016	250,000	276,046
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3
1.670%, 01/15/2014	17,519	17,564
Volkswagen Auto Loan
Enhanced Trust 0.850%, 08/22/2016	100,000	100,672

TOTAL ASSET BACKED SECURITIES (Cost $403,318)		$394,282

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
State Street Institutional U.S. Government
Money Market Fund, 0.0469% (Y)	1,544,767	1,544,787

TOTAL SHORT-TERM INVESTMENTS (Cost $1,544,787)		$1,544,787

Total Investments (Total Bond Market Trust B)
(Cost $148,314,385) - 100.0%		$164,277,741
Other assets and liabilities, net - 0.0%		(67,546)

TOTAL NET ASSETS - 100.0%		$164,210,195

379

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 67.5%
U.S. Government - 17.6%
Treasury Inflation Protected Securities
0.125%, 01/15/2022 to 07/15/2022	$29,037,371	$31,687,630
0.625%, 07/15/2021	5,387,768	6,164,787
0.750%, 02/15/2042	15,209,550	16,521,374
1.125%, 01/15/2021	5,551,114	6,569,399
1.250%, 07/15/2020	11,661,438	13,938,147
1.750%, 01/15/2028	6,671,265	8,640,849
2.000%, 01/15/2026	7,965,153	10,462,356
2.125%, 02/15/2040	10,812,408	15,797,944
2.375%, 01/15/2025 to 01/15/2027	18,117,919	24,830,926
2.500%, 01/15/2029 (F)	19,955,705	28,550,687
3.625%, 04/15/2028	8,924,391	14,163,285
3.875%, 04/15/2029 (F)	7,665,405	12,732,958
U.S. Treasury Bonds
3.125%, 11/15/2041	2,700,000	2,880,141
U.S. Treasury Notes
0.250%, 08/31/2014 to 09/30/2014	90,800,000	90,826,559
0.500%, 07/31/2017	48,300,000	48,073,570
0.750%, 06/30/2017 (D)(F)	79,000,000	79,617,148
0.875%, 07/31/2019	35,500,000	35,181,068
1.000%, 06/30/2019 to 09/30/2019	58,700,000	58,619,916
1.125%, 05/31/2019	18,500,000	18,685,000
1.250%, 10/31/2015	4,700,000	4,831,821
1.500%, 08/31/2018 (D)(F)	82,900,000	86,170,654
1.750%, 05/15/2022	4,800,000	4,869,374
3.375%, 11/15/2019	4,000,000	4,639,688
3.625%, 08/15/2019	1,100,000	1,292,500

		625,747,781
U.S. Government Agency - 49.9%
Federal Home Loan Mortgage Corp.
1.000%, 03/08/2017 to 09/29/2017	46,600,000	47,165,126
1.250%, 05/12/2017 to 10/02/2019	15,300,000	15,359,896
1.750%, 05/30/2019	6,500,000	6,733,909
2.375%, 01/13/2022	4,800,000	5,036,650
2.649%, 01/01/2029 (P)	143,057	152,547
2.799%, 06/01/2034 (P)	236,294	253,942
3.750%, 03/27/2019	2,000,000	2,331,372
4.000%, TBA (C)	27,000,000	29,022,891
4.000%, 09/01/2041	27,895,195	29,938,297
4.500%, TBA (C)	2,000,000	2,151,719
4.500%, 10/01/2025 to 10/01/2041	33,287,020	35,812,557
5.000%, 02/16/2017	1,400,000	1,663,259
5.500%, 08/23/2017 to 07/01/2038	2,822,332	3,118,850
6.000%, 03/01/2016 to 08/01/2038	1,647,786	1,813,011
Federal National Mortgage Association
0.875%, 08/28/2017	2,700,000	2,713,597
1.125%, 04/27/2017	7,800,000	7,944,347
1.250%, 01/30/2017	16,600,000	17,040,332
1.348%, 06/01/2043 (P)	1,048,708	1,069,563
1.548%, 10/01/2040 (P)	177,343	180,983
2.223%, 09/01/2035 (P)	3,232,168	3,448,665
2.310%, 08/01/2022	700,000	698,124
2.500%, TBA (C)	13,000,000	13,644,843
2.500%, 05/01/2027 to 08/01/2027	5,914,887	6,223,102
2.590%, 07/01/2022	11,967,621	12,338,960
2.640%, 06/01/2022	6,300,000	6,502,945
2.870%, 09/01/2027	1,600,000	1,597,184
2.940%, 07/01/2022	2,653,619	2,809,292
3.000%, TBA (C)	114,000,000	120,498,677
3.156%, 05/01/2022	9,683,409	10,521,065
3.330%, 11/01/2021	394,554	431,545
3.500%, TBA (C)	157,000,000	168,103,197
3.500%, 08/01/2013 to 09/01/2026	1,776,845	1,893,143

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
3.910%, 05/01/2036 (P)		$1,891,904	$2,053,753
4.000%, TBA (C)		266,000,000	286,447,801
4.000%, 09/01/2013 to 01/01/2042		75,153,477	80,752,462
4.500%, TBA (C)		196,000,000	212,165,456
4.500%, 11/01/2014 to 01/01/2042		282,071,195	305,356,519
4.736%, 09/01/2035 (P)		192,336	205,352
5.000%, TBA (C)		20,500,000	22,348,202
5.000%, 02/13/2017 to 01/01/2039		7,654,930	8,545,096
5.013%, 05/01/2035 (P)		294,116	317,685
5.375%, 06/12/2017		1,600,000	1,939,920
5.500%, TBA (C)		4,000,000	4,371,641
5.500%, 01/01/2024 to 07/01/2041		189,056,005	207,301,372
6.000%, 12/01/2016 to 01/01/2039		65,716,105	72,803,028
6.500%, 03/01/2036 to 11/01/2037		51,528	57,938
Government National
Mortgage Association
1.625%, 09/20/2021 to 02/20/2032 (P)		987,001	1,030,387
1.750%, 05/20/2023 to 05/20/2030 (P)		373,313	386,814
Small Business Administration
4.504%, 02/01/2014		119,100	122,420
4.880%, 11/01/2024		82,245	90,137
5.130%, 09/01/2023		135,563	150,300
5.520%, 06/01/2024		2,726,180	3,062,134

			1,767,722,007

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $2,347,225,622)			$2,393,469,788

FOREIGN GOVERNMENT
OBLIGATIONS - 9.4%
Brazil - 0.1%
Federative Republic of Brazil
10.250%, 01/10/2028	BRL	2,600,000	1,676,902
Canada - 3.6%
Canada Housing Trust
2.650%, 03/15/2022 (S)	CAD	1,500,000	1,587,458
3.800%, 06/15/2021 (S)		1,800,000	2,078,853
Province of British Columbia
3.250%, 12/18/2021		300,000	324,532
4.300%, 06/18/2042		400,000	488,223
Province of Ontario
1.600%, 09/21/2016		$100,000	103,405
1.650%, 09/27/2019		7,500,000	7,533,172
3.000%, 07/16/2018		1,800,000	1,970,086
3.150%, 06/02/2022	CAD	12,600,000	13,324,779
4.000%, 06/02/2021		3,000,000	3,399,481
4.200%, 06/02/2020		29,300,000	33,603,652
4.300%, 03/08/2017		1,700,000	1,915,496
4.400%, 04/14/2020		$1,100,000	1,305,882
4.600%, 06/02/2039	CAD	1,800,000	2,227,214
4.700%, 06/02/2037		36,400,000	45,179,172
Province of Quebec
2.750%, 08/25/2021		$1,200,000	1,256,642
3.500%, 07/29/2020		600,000	670,939
3.500%, 12/01/2022	CAD	1,500,000	1,610,467
4.250%, 12/01/2021		5,000,000	5,716,916
4.500%, 12/01/2017 to 12/01/2020		3,700,000	4,267,478

			128,563,847

380

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
France - 0.1%
Societe Financement de l’Economie
Francaise
3.375%, 05/05/2014 (S)		$4,900,000	$5,121,460
Italy - 4.1%
Italy Certificati Di Credito Del Tesoro
2.662%, 09/30/2014	EUR	21,800,000	26,588,374
Republic of Italy
2.100%, 09/15/2021		1,907,280	2,158,110
2.500%, 03/01/2015		21,000,000	26,822,509
3.000%, 04/01/2014 to 04/15/2015		5,000,000	6,474,502
3.500%, 06/01/2014		3,600,000	4,711,486
3.750%, 08/01/2015 to 08/01/2016		19,400,000	25,262,342
4.250%, 07/01/2014 to 02/01/2015		15,300,000	20,311,789
4.500%, 07/15/2015		11,400,000	15,237,073
4.750%, 09/15/2016 to 06/01/2017		10,600,000	14,132,568
6.000%, 11/15/2014		3,400,000	4,674,120

			146,372,873
Mexico - 0.3%
Government of Mexico
6.000%, 06/18/2015	MXN	34,700,000	2,784,446
6.250%, 06/16/2016		33,700,000	2,739,875
6.500%, 06/09/2022		33,000,000	2,788,116
8.000%, 06/11/2020		7,800,000	713,581
10.000%, 12/05/2024		7,500,000	819,449

			9,845,467
Panama - 0.0%
Republic of Panama
7.250%, 03/15/2015		$700,000	801,500
Russia - 0.5%
Government of Russia
7.500%, 03/31/2030		12,719,000	16,057,738
South Korea - 0.6%
Export-Import Bank of Korea
4.000%, 01/29/2021		1,100,000	1,198,720
4.125%, 09/09/2015		6,400,000	6,892,544
Korea Development Bank
4.375%, 08/10/2015		9,900,000	10,724,739
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		1,100,000	1,184,998

			20,001,001
Spain - 0.1%
Kingdom of Spain
4.400%, 01/31/2015	EUR	2,100,000	2,744,454
Spain Government Bond
3.300%, 10/31/2014		100,000	127,958

			2,872,412
Turkey - 0.0%
Export Credit Bank of Turkey
5.875%, 04/24/2019 (S)		$1,500,000	1,650,750

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $314,019,988)			$332,963,950

CORPORATE BONDS - 21.4%
Consumer Discretionary - 1.4%
Banque PSA Finance SA
2.361%, 04/04/2014 (P)(S)		5,400,000	5,293,825
Caesars Operating Escrow LLC
9.000%, 02/15/2020 (S)		3,000,000	3,030,000

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013		$200,000	$207,111
Daimler Finance North America LLC
0.972%, 03/28/2014 (P)(S)		1,750,000	1,753,306
1.599%, 09/13/2013 (P)(S)		2,500,000	2,517,523
Ford Motor Credit Company LLC
5.875%, 08/02/2021		800,000	905,278
7.000%, 04/15/2015		800,000	896,000
8.000%, 06/01/2014 to 12/15/2016		1,200,000	1,425,519
8.700%, 10/01/2014		500,000	567,619
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)		21,300,000	32,712,966

			49,309,147
Energy - 1.6%
AK Transneft OJSC
8.700%, 08/07/2018 (S)		1,300,000	1,690,000
Cameron International Corp.
1.351%, 06/02/2014 (P)		3,500,000	3,497,666
El Paso Corp.
7.750%, 01/15/2032		5,475,000	6,381,720
Gazprom OAO
5.092%, 11/29/2015 (S)		300,000	319,875
6.212%, 11/22/2016 (S)		2,070,000	2,300,391
6.510%, 03/07/2022		3,000,000	3,526,500
7.201%, 02/01/2020		31,988	36,035
9.625%, 03/01/2013		100,000	103,304
10.500%, 03/08/2014		1,000,000	1,115,000
Novatek OAO
5.326%, 02/03/2016 (S)		1,100,000	1,171,775
Peabody Energy Corp.
7.875%, 11/01/2026		1,200,000	1,278,000
Petrobras International Finance Company
3.875%, 01/27/2016		9,100,000	9,627,573
5.875%, 03/01/2018		10,000,000	11,395,300
Petroleos Mexicanos
5.500%, 01/21/2021 to 06/27/2044		9,000,000	10,494,500
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.838%, 09/30/2027 (S)		1,500,000	1,732,500

			54,670,139
Financials - 16.6%
Allstate Life Global Funding Trusts
5.375%, 04/30/2013		3,000,000	3,087,087
Ally Financial, Inc.
3.638%, 02/11/2014 (P)		600,000	603,708
4.625%, 06/26/2015		1,200,000	1,230,596
6.750%, 12/01/2014		2,000,000	2,140,000
7.500%, 09/15/2020		100,000	114,750
8.000%, 11/01/2031		5,100,000	5,878,357
8.300%, 02/12/2015		2,600,000	2,879,500
American Express Centurion Bank
5.550%, 10/17/2012		2,500,000	2,504,980
American Express Company
7.000%, 03/19/2018		18,500,000	23,419,335
American Express Credit Corp.
5.875%, 05/02/2013		2,800,000	2,887,895
American International Group, Inc.
4.900%, 06/02/2014	CAD	6,100,000	6,375,496
5.050%, 10/01/2015		$800,000	876,494
5.450%, 05/18/2017		400,000	456,160
5.850%, 01/16/2018		1,300,000	1,508,261
8.250%, 08/15/2018		200,000	257,244

381

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		$12,500,000	$15,296,875
ANZ National International, Ltd.
6.200%, 07/19/2013 (S)		3,900,000	4,053,859
Australia & New Zealand Banking
Group, Ltd.
2.125%, 01/10/2014 (S)		4,700,000	4,753,350
Banco Nacional de Desenvolvimento
Economico e Social
4.125%, 09/15/2017 (S)	EUR	1,100,000	1,496,248
Banco Santander Brasil SA
4.500%, 04/06/2015 (S)		$600,000	615,750
Bank of America Corp.
6.000%, 09/01/2017		7,095,000	8,208,418
6.500%, 08/01/2016		15,700,000	18,160,331
Bank of America NA
6.000%, 10/15/2036		1,400,000	1,645,146
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		1,200,000	1,344,702
Bank of Montreal
1.950%, 01/30/2017 (S)		2,000,000	2,095,932
2.850%, 06/09/2015 (S)		2,200,000	2,337,940
Bank of Nova Scotia
1.650%, 10/29/2015 (S)		2,400,000	2,478,480
Barclays Bank PLC
2.375%, 01/13/2014		5,400,000	5,488,047
2.500%, 01/23/2013		11,700,000	11,772,727
BBVA Bancomer SA
4.500%, 03/10/2016 (S)		1,400,000	1,477,000
6.500%, 03/10/2021 (S)		2,900,000	3,176,950
BNP Paribas SA
1.358%, 01/10/2014 (P)		9,300,000	9,303,395
BPCE SA
2.375%, 10/04/2013 (S)		900,000	902,700
CIT Group, Inc.
5.250%, 04/01/2014 (S)		1,000,000	1,042,500
Citigroup, Inc.
0.678%, 06/09/2016 (P)		9,600,000	8,872,118
2.438%, 08/13/2013 (P)		2,700,000	2,736,088
4.875%, 05/07/2015		2,500,000	2,658,708
5.300%, 10/17/2012		1,600,000	1,603,061
5.500%, 04/11/2013		10,900,000	11,166,930
5.850%, 07/02/2013		1,000,000	1,036,181
6.000%, 08/15/2017		72,000	83,883
6.125%, 08/25/2036		4,200,000	4,565,303
8.500%, 05/22/2019		1,182,000	1,563,453
Credit Suisse New York
2.200%, 01/14/2014		2,200,000	2,236,716
Dexia Credit Local SA
0.814%, 03/05/2013 (P)(S)		25,700,000	25,502,158
0.927%, 04/29/2014 (P)(S)		11,400,000	11,218,758
1.400%, 09/20/2013		7,300,000	7,299,883
2.750%, 04/29/2014 (S)		1,000,000	1,009,350
2.750%, 04/29/2014		7,500,000	7,570,125
Fifth Third Bancorp
0.799%, 12/20/2016 (P)		1,800,000	1,710,565
General Electric Capital Corp.
5.875%, 01/14/2038		4,200,000	5,010,642
6.875%, 01/10/2039		20,100,000	26,885,700
General Electric Capital Corp. (5.500% to
09/15/2017, then 3 month
EURIBOR + 2.000%)
09/15/2067 (S)	EUR	12,700,000	15,993,729

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
HSBC Bank PLC
2.000%, 01/19/2014 (S)		$2,300,000	$2,322,184
HSBC Holdings PLC
6.500%, 05/02/2036 to 09/15/2037		2,900,000	3,418,864
ING Bank NV
2.000%, 10/18/2013 (S)		1,200,000	1,211,866
2.650%, 01/14/2013 (S)		600,000	602,580
International Lease Finance Corp.
5.750%, 05/15/2016		800,000	848,332
6.750%, 09/01/2016 (S)		2,100,000	2,359,875
Intesa Sanpaolo SpA
2.831%, 02/24/2014 (P)(S)		5,300,000	5,220,982
JPMorgan Chase & Company
0.475%, 09/26/2013 (P)	EUR	500,000	643,102
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)		$1,700,000	1,930,741
LBG Capital No.1 PLC (8.500% to
12/17/2021, then 3 month
LIBOR + 6.921%)
12/17/2021 (Q)(S)		700,000	644,000
Lloyds TSB Bank PLC (12.000% to
12/16/2024, then 3 month
LIBOR + 11.750%)
12/16/2024 (Q)(S)		14,700,000	16,485,315
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017		4,300,000	5,003,532
6.875%, 04/25/2018		9,100,000	10,905,413
MetLife, Inc.
6.400%, 12/15/2036		1,300,000	1,365,170
Monumental Global Funding III
5.500%, 04/22/2013 (S)		2,300,000	2,350,448
Morgan Stanley
0.917%, 01/16/2017 (P)	EUR	3,400,000	3,955,942
2.937%, 05/14/2013 (P)		$9,400,000	9,492,628
Murray Street Investment Trust I
4.647%, 03/09/2017		6,800,000	7,303,798
National Australia Bank, Ltd.
5.350%, 06/12/2013 (S)		3,300,000	3,406,220
National Bank of Canada
2.200%, 10/19/2016 (S)		400,000	423,082
Nationwide Building Society
6.250%, 02/25/2020 (S)		5,000,000	5,736,505
Nordea Bank AB
2.125%, 01/14/2014 (S)		1,000,000	1,011,151
Pacific LifeCorp.
6.000%, 02/10/2020 (S)		1,200,000	1,335,030
Pricoa Global Funding I
0.564%, 09/27/2013 (P)(S)		3,300,000	3,289,763
Principal Life Income Funding Trusts
5.300%, 04/24/2013		2,700,000	2,773,937
5.550%, 04/27/2015		4,300,000	4,770,420
Qatari Diar Finance QSC
5.000%, 07/21/2020 (S)		900,000	1,028,250
Regions Bank
7.500%, 05/15/2018		36,000	42,480
Resona Bank, Ltd. (5.850% to 04/15/2016,
then 3 month LIBOR + 2.770%)
04/15/2016 (Q)(S)		700,000	749,956
RZD Capital, Ltd.
5.739%, 04/03/2017		3,100,000	3,435,048
Santander US Debt SAU
2.991%, 10/07/2013 (S)		9,500,000	9,484,895

382

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
SLM Corp.
5.375%, 05/15/2014	$1,300,000	$1,369,254
6.250%, 01/25/2016	7,400,000	8,029,000
State Bank of India/London
4.500%, 07/27/2015 (S)	2,900,000	3,017,653
Stone Street Trust
5.902%, 12/15/2015 (S)	7,500,000	7,887,150
Sumitomo Mitsui Banking Corp.
1.950%, 01/14/2014 (S)	2,100,000	2,128,377
The Bear Stearns Companies LLC
7.250%, 02/01/2018	43,600,000	54,418,773
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	8,200,000	9,524,415
6.150%, 04/01/2018	3,000,000	3,502,368
The Royal Bank of Scotland PLC
1.102%, 09/29/2015 (P)	600,000	533,400
1.235%, 10/14/2016 (P)	800,000	674,400
UBS AG
5.750%, 04/25/2018	2,400,000	2,828,914
5.875%, 12/20/2017	2,600,000	3,078,423
Vnesheconombank
5.450%, 11/22/2017 (S)	1,200,000	1,305,312
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	73,900,000	84,892,625
Westpac Banking Corp.
3.585%, 08/14/2014 (S)	2,700,000	2,839,541

		588,174,678
Health Care - 0.0%
Amgen, Inc.
3.625%, 05/15/2022	1,400,000	1,476,380
Industrials - 0.5%
Caterpillar, Inc.
0.605%, 05/21/2013 (P)	12,800,000	12,821,478
Noble Group, Ltd.
6.750%, 01/29/2020	2,800,000	2,968,000
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)	1,067,000	1,199,842
Sydney Airport Finance
Company Pty, Ltd.
5.125%, 02/22/2021 (S)	600,000	650,600

		17,639,920
Information Technology - 0.4%
Hewlett-Packard Company
0.711%, 05/24/2013 (P)	14,800,000	14,800,311
Materials - 0.6%
Braskem Finance, Ltd.
5.750%, 04/15/2021 (S)	1,200,000	1,272,000
Corporacion Nacional del Cobre de Chile
6.150%, 10/24/2036 (S)	400,000	513,224
CSN Islands XI Corp.
6.875%, 09/21/2019 (S)	5,000,000	5,575,000
CSN Resources SA
6.500%, 07/21/2020 (S)	4,300,000	4,633,250
Gerdau Holdings, Inc.
7.000%, 01/20/2020 (S)	2,800,000	3,234,000
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)	900,000	976,500
Rohm & Haas Company
6.000%, 09/15/2017	2,100,000	2,510,722
Vale Overseas, Ltd.
6.250%, 01/23/2017	700,000	809,680

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Vale Overseas, Ltd. (continued)
6.875%, 11/21/2036		$700,000	$811,331

			20,335,707
Telecommunication Services - 0.0%
Qtel International Finance, Ltd.
3.375%, 10/14/2016 (S)		200,000	208,800
4.750%, 02/16/2021 (S)		300,000	332,700

			541,500
Utilities - 0.3%
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021 (S)		600,000	673,463
Nisource Finance Corp.
6.125%, 03/01/2022		4,800,000	5,896,162
SteelRiver Transmission Company LLC
4.710%, 06/30/2017 (S)		3,620,612	3,725,211

			10,294,836

TOTAL CORPORATE BONDS (Cost $689,037,479)			$757,242,618

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
MUFG Capital Finance 5, Ltd. (6.299% to
01/25/2017, then 6 month GBP
LIBOR + 2.060%)
01/25/2017 (Q)	GBP	700,000	1,209,259
RBS Capital Trust I (4.709% to
07/01/2013, then 3 month
LIBOR + 1.865%)
07/01/2013 (Q)		$2,100,000	1,302,000
State Street Capital Trust IV
1.389%, 06/15/2037 (P)		600,000	444,457
UBS Preferred Funding Trust V (6.243%
to 05/15/2016, then 3 month
LIBOR + 1.615%)
05/15/2016 (Q)		5,400,000	5,319,000
USB Capital IX
3.500%, 04/15/2017 (P)(Q)		500,000	428,445

			8,703,161

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $9,153,702)			$8,703,161

MUNICIPAL BONDS - 4.5%
American Municipal Power, Inc. (Ohio)
8.084%, 02/15/2050		2,700,000	3,983,013
Bay Area Toll Authority (California)
7.043%, 04/01/2050		4,200,000	6,114,234
California Infrastructure & Economic
Development Bank
6.486%, 05/15/2049		1,100,000	1,361,910
California State University
6.484%, 11/01/2041		2,000,000	2,477,440
Chicago Transit Authority (Illinois)
6.200%, 12/01/2040		1,300,000	1,466,777
Chicago Transit Authority,
Series A (Illinois)
6.300%, 12/01/2021		200,000	226,994
6.899%, 12/01/2040		3,400,000	4,125,118
Chicago Transit Authority,
Series B (Illinois)
6.300%, 12/01/2021		400,000	453,988
6.899%, 12/01/2040		3,300,000	4,003,791
City of Los Angeles (California)
5.713%, 06/01/2039		1,000,000	1,222,900

383

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
City of North Las Vegas (Nevada)
6.572%, 06/01/2040	$11,600,000	$13,497,760
County of Clark (Nevada)
6.820%, 07/01/2045	2,200,000	3,153,986
Illinois Municipal Electric Agency
6.832%, 02/01/2035	2,700,000	3,258,684
Iowa Tobacco Settlement Authority,
Series A
6.500%, 06/01/2023	330,000	315,193
Los Angeles County Public Works
Financing Authority (California)
7.618%, 08/01/2040	800,000	1,081,360
7.488%, 08/01/2033	500,000	653,860
Los Angeles Unified School
District (California)
4.500%, 07/01/2022	6,200,000	7,068,372
6.758%, 07/01/2034	3,300,000	4,396,293
New Jersey State Turnpike Authority
7.414%, 01/01/2040	12,000,000	17,861,280
New York City Municipal Water Finance
Authority (New York)
6.011%, 06/15/2042	1,000,000	1,398,420
6.282%, 06/15/2042	5,100,000	6,017,133
5.882%, 06/15/2044	5,100,000	6,999,954
New York State Dormitory Authority
5.000%, 03/15/2031	1,000,000	1,193,710
New York State Thruway Authority
5.000%, 01/01/2042	9,100,000	10,270,806
New York State Urban Development Corp.
5.000%, 03/15/2027	2,295,000	2,751,521
North Carolina Turnpike Authority
6.700%, 01/01/2039	3,000,000	3,478,500
Northern Tobacco Securitization Corp.
(Alaska)
5.000%, 06/01/2046	12,000,000	9,676,080
Pennsylvania Turnpike Commission
5.000%, 12/01/2028	2,295,000	2,721,388
Public Power Generation Agency
(Nebraska)
7.242%, 01/01/2041	500,000	599,885
State of California
7.600%, 11/01/2040	2,600,000	3,609,164
7.500%, 04/01/2034	1,300,000	1,733,642
5.650%, 04/01/2039 (P)	1,200,000	1,231,332
7.550%, 04/01/2039	1,300,000	1,774,370
State of Iowa
6.750%, 06/01/2034	6,400,000	7,586,368
State of Washington - Series C
5.000%, 06/01/2041	7,800,000	8,912,982
State Of Wisconsin
5.050%, 05/01/2018	200,000	233,044
Tobacco Settlement Financing Corp.
(Rhode Island)
6.250%, 06/01/2042	500,000	507,455
University of California
6.548%, 05/15/2048	7,300,000	9,631,255
6.398%, 05/15/2031	500,000	642,525

TOTAL MUNICIPAL BONDS (Cost $130,167,182)		$157,692,487

TERM LOANS (M) - 0.2%
Financials - 0.2%
Springleaf Finance Funding Company
5.500%, 05/10/2017	7,100,000	6,945,575

TOTAL TERM LOANS (Cost $7,070,856)		$6,945,575

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.4%
Commercial & Residential - 4.6%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A
2.709%, 02/25/2045 (P)		$709,082	$686,379
Arran Residential
Mortgages Funding PLC
Series 2010-1A, Class A1B,
1.545%, 05/16/2047 (P)(S)	EUR	263,602	339,214
Series 2010-1A, Class A2B,
1.745%, 05/16/2047 (P)(S)		5,200,000	6,812,970
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
1.971%, 11/15/2015 (P)(S)		$2,499,310	2,496,471
Bank of America Funding Corp.
Series 2005-D, Class A1,
2.614%, 05/25/2035 (P)		1,184,298	1,224,946
Series 2004-A, Class 1A3,
5.539%, 09/20/2034 (P)		221,629	228,054
Bank of America
Mortgage Securities Trust
Series 2004-2, Class 5A1,
6.500%, 10/25/2031		10,562	11,136
Series 2004-1, Class 5A1,
6.500%, 09/25/2033		89,287	94,143
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (S)		3,425,001	3,422,394
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		8,879,667	8,764,231
Series 2011-RR5, Class 12A1,
5.492%, 03/26/2037 (P)(S)		600,000	484,500
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-2, Class A1,
2.570%, 03/25/2035 (P)		10,882,238	10,967,152
Series 2004-6, Class 1A1,
2.817%, 09/25/2034 (P)		86,783	72,067
Series 2002-11, Class 1A2,
2.911%, 02/25/2033 (P)		122,228	111,047
Series 2003-8, Class 2A1,
2.931%, 01/25/2034 (P)		646,654	653,741
Series 2004-7, Class 1A1,
2.999%, 10/25/2034 (P)		61,782	51,255
Series 2004-3, Class 1A2,
3.101%, 07/25/2034 (P)		52,365	49,986
Series 2004-9, Class 22A1,
3.399%, 11/25/2034 (P)		749,522	756,573
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.377%, 02/25/2034 (P)		1,718,871	1,603,667
Series 2005-4, Class 23A1,
2.890%, 05/25/2035 (P)		2,290,285	2,050,700
Series 2004-9, Class 2A1,
2.969%, 09/25/2034 (P)		93,087	78,531
Series 2005-7, Class 22A1,
3.006%, 09/25/2035 (P)		1,328,409	1,072,777
Bear Stearns Commercial
Mortgage Securities
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)		2,000,000	2,323,710
Series 2007-PW18, Class A4,
5.700%, 06/11/2050		5,200,000	6,164,590

384

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.230%, 09/25/2035 (P)		$10,139,338	$10,031,120
Series 2005-11, Class A2A,
2.570%, 10/25/2035 (P)		459,164	422,696
Countrywide Alternative Loan Trust
Series 2007-OA6, Class A1B,
0.417%, 06/25/2037 (P)		10,988,609	8,267,521
Series 2003-J3, Class 2A1,
6.250%, 12/25/2033		29,705	30,806
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2005-3, Class 1A2,
0.507%, 04/25/2035 (P)		339,653	255,397
Series 2004-22, Class A3,
2.657%, 11/25/2034 (P)		1,933,098	1,761,586
Series 2004-HYB9, Class 1A1,
2.722%, 02/20/2035 (P)		3,390,876	3,088,515
Series 2005-HYB9, Class 3A2A,
2.809%, 02/20/2036 (P)		510,472	433,577
Series 2004-12, Class 11A2,
3.012%, 08/25/2034 (P)		57,419	49,592
Series 2003-R4, Class 2A,
6.500%, 01/25/2034 (P)(S)		145,023	145,138
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-AR8,
Class 2A1
2.875%, 09/25/2034 (P)		203,626	204,181
Credit Suisse Mortgage
Capital Certificates
Series 2007-C5, Class A4,
5.695%, 09/15/2040 (P)		11,200,000	12,722,886
Series 2006-C2, Class A3,
5.855%, 03/15/2039 (P)		700,000	782,692
European Loan Conduit, Series 25X,
Class A
0.495%, 05/15/2019 (P)	EUR	303,640	357,027
First Nationwide Trust, Series 2001-3,
Class 1A1 ,
6.750%, 08/21/2031		$2,812	2,902
GMAC Mortgage Corp Loan Trust,
Series 2005-AR6, Class 3A1
4.915%, 11/19/2035 (P)		527,371	491,253
Greenpoint Mortgage Funding Trust,
Series 2006-AR8, Class 1A1A
0.297%, 01/25/2047 (P)		16	16
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)		300,000	323,041
Series 2007-GG9, Class A4,
5.444%, 03/10/2039		1,600,000	1,827,075
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1
1.103%, 03/06/2020 (P)(S)		3,081,293	3,080,137
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.138%, 11/25/2035 (P)		1,791,447	1,793,534
Harborview Mortgage Loan Trust,
Series 2005-2, Class 2A1A
0.439%, 05/19/2035 (P)		488,500	358,686
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
1.847%, 10/15/2054 (P)(S)	EUR	2,900,000	3,776,924

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
HomeBanc Mortgage Trust, Series 2005-4,
Class A1
0.487%, 10/25/2035 (P)	$7,407,777	$5,370,935
Impac CMB Trust, Series 2004-6,
Class 1A2
0.997%, 10/25/2034 (P)	11,779,196	10,381,870
IndyMac ARM Trust, Series 2001-H2,
Class A2
1.815%, 01/25/2032 (P)	6,795	6,108
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)	5,000,000	5,612,930
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	500,000	575,334
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)	1,200,000	1,412,114
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
5.003%, 02/25/2035 (P)	474,168	483,240
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036	260,957	242,785
Mellon Residential Funding Corp.,
Series 2000-TBC2, Class A1
0.701%, 06/15/2030 (P)	1,303,596	1,307,265
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.427%, 02/25/2036 (P)	1,010,472	853,139
Series 2005-3, Class 5A,
0.467%, 11/25/2035 (P)	899,266	807,234
Series 2005-A6, Class 2A3,
0.597%, 08/25/2035 (P)	3,200,000	2,564,013
Series 2005-2, Class 3A,
1.231%, 10/25/2035 (P)	469,953	454,152
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6,
Class A4
5.485%, 03/12/2051 (P)	1,300,000	1,477,512
Morgan Stanley Capital I Trust
Series 2007-IQ14, Class A2FX,
5.610%, 04/15/2049	2,681,950	2,818,982
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	400,000	474,586
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4A
5.983%, 08/12/2045 (P)(S)	1,300,000	1,527,273
Nomura Asset Acceptance Corp.,
Series 2004-R1, Class A2
7.500%, 03/25/2034 (S)	205,340	218,028
Prime Mortgage Trust
Series 2004-CL1, Class 2A2,
0.617%, 02/25/2019 (P)	12,691	12,426
Series 2004-CL1, Class 1A2,
0.617%, 02/25/2034 (P)	237,532	215,046
RBSSP Resecuritization Trust
Series 2011-4, Class 6A1,
0.457%, 06/27/2036 (P)(S)	3,200,000	1,805,846
Series 2011-3, Class 2A1,
0.467%, 02/26/2037 (P)(S)	4,471,386	3,743,279
Residential Funding Mortgage
Securities I Trust, Series 2004-S9,
Class 1A23
5.500%, 12/25/2034	300,000	294,158

385

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Sovereign Commercial Mortgage
Securities Trust, Series 2007-C1,
Class A2
6.026%, 07/22/2030 (P)(S)	$160,722	$164,250
Structured Adjustable Rate Mortgage
Loan Trust, Series 2004-8, Class 3A
2.788%, 07/25/2034 (P)	171,995	168,432
Structured Asset
Mortgage Investments, Inc.
Series 2005-AR2, Class 2A1,
0.447%, 05/25/2045 (P)	43,542	31,188
Series 2005-AR5, Class A3,
0.469%, 07/19/2035 (P)	1,988,905	1,926,328
Structured Asset Securities Corp.
Series 2002-1A, Class 4A,
2.514%, 02/25/2032 (P)	17,183	17,480
Series 2001-21A, Class 1A1,
2.603%, 01/25/2032 (P)	18,693	15,626
Series 2006-11, Class A1,
2.835%, 10/28/2035 (P)(S)	857,753	750,129
Wachovia Bank
Commercial Mortgage Trust
Series 2007-WHL8, Class A1,
0.301%, 06/15/2020 (P)(S)	3,091,574	2,962,145
Series 2006-WL7A, Class A1,
0.311%, 09/15/2021 (P)(S)	3,838,178	3,714,140
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.447%, 04/25/2045 (P)	46,612	43,301
Series 2005-AR13, Class A1A1,
0.507%, 10/25/2045 (P)	460,833	416,906
Series 2005-AR2, Class 2A1A,
0.527%, 01/25/2045 (P)	26,992	25,818
Series 2002-AR17, Class 1A,
1.348%, 11/25/2042 (P)	207,457	192,140
Series 2002-AR6, Class A,
1.548%, 06/25/2042 (P)	8,274	7,716
Series 2002-AR9, Class 1A,
1.548%, 08/25/2042 (P)	706,752	654,891
Series 2002-AR2, Class A,
2.344%, 02/27/2034 (P)	75,972	77,044
Washington Mutual MSC Mortgage Pass-
Through CTFS, Series 2003-AR1,
Class 2A
2.257%, 02/25/2033 (P)	96,808	93,776
Wells Fargo Mortgage
Backed Securities Trust
Series 2004-CC, Class A1,
2.615%, 01/25/2035 (P)	1,638,351	1,633,823
Series 2006-AR2, Class 2A1,
2.617%, 03/25/2036 (P)	2,169,606	2,071,568
Series 2006-AR2, Class 2A5,
2.617%, 03/25/2036 (P)	6,508,818	5,896,820

		164,248,312
U.S. Government Agency - 0.8%
Federal Home Loan Mortgage Corp.
Series 3335, Class BF,
0.371%, 07/15/2019 (P)	1,227,193	1,228,118
Series 3335, Class FT,
0.371%, 08/15/2019 (P)	3,131,255	3,133,685
Series 3149, Class LF,
0.521%, 05/15/2036 (P)	1,462,530	1,465,789

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series T-63, Class 1A1,
1.348%, 02/25/2045 (P)	$205,796	$200,024
Series 2901, Class UB,
5.000%, 03/15/2033	708,040	731,989
Series 2906, Class GZ,
5.000%, 09/15/2034	441,632	516,980
Series 2935, Class HJ,
5.000%, 02/15/2035	400,000	455,234
Series 2941, Class WE,
5.000%, 03/15/2035	400,000	445,141
Series 2489, Class PE,
6.000%, 08/15/2032	456,894	513,209
Series 2503, Class PZ,
6.000%, 09/15/2032	1,845,115	2,069,412
Series 2362, Class ZA,
6.500%, 09/15/2031	446,051	515,411
Series 2204, Class Z,
7.500%, 12/20/2029	548,036	644,778
Series 2247, Class Z,
7.500%, 08/15/2030	287,060	340,477
Federal National Mortgage Association
Series 2007-73, Class A1,
0.277%, 07/25/2037 (P)	141,772	135,948
Series 2004-11, Class A,
0.337%, 03/25/2034 (P)	29,583	29,395
Series 2007-30, Class AF,
0.527%, 04/25/2037 (P)	1,978,243	1,983,096
Series 2004-W2, Class 1A3F,
0.567%, 02/25/2044 (P)	48,356	48,093
Series 2003-116, Class FA,
0.617%, 11/25/2033 (P)	164,141	165,266
Series 2005-75, Class FL,
0.667%, 09/25/2035 (P)	3,848,413	3,864,419
Series 2006-5, Class 3A2,
2.675%, 05/25/2035 (P)	233,791	249,216
Series 2005-9, Class ZA,
5.000%, 02/25/2035	729,958	826,959
Series 2002-56, Class ZQ,
6.000%, 09/25/2032	5,966,960	6,765,285
Series 2004-T1, Class 1A1,
6.000%, 01/25/2044	130,834	147,833
Series 2003-W1, Class 1A1,
6.215%, 12/25/2042 (P)	354,698	409,055
Government National
Mortgage Association
Series 2004-105, Class JZ,
5.000%, 12/20/2034	147,211	151,785
Series 2005-3, Class JZ,
5.000%, 01/16/2035	146,600	153,280
Series 2005-3, Class KZ,
5.000%, 01/16/2035	146,600	153,251
Series 2005-21, Class Z,
5.000%, 03/20/2035	1,163,087	1,363,389

		28,706,517

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $188,038,125)		$192,954,829

ASSET BACKED SECURITIES - 1.6%
Bear Stearns Asset Backed
Securities Trust, Series 2007-HE5,
Class 1A1
0.307%, 06/25/2047 (P)	304,842	296,232

386

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Countrywide Asset Backed Certificates,
Series 2005-14, Class 3A3
0.567%, 04/25/2036 (P)		$2,718,270	$2,374,760
Duane Street CLO I, Ltd.,
Series 2005-1A, Class A
0.689%, 11/08/2017 (P)(S)		23,548,411	23,289,002
EMC Mortgage Loan Trust,
Series 2001-A Class A
0.587%, 05/25/2040 (P)(S)		794,040	709,999
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
0.917%, 01/25/2032 (P)		3,831	3,805
Hillmark Funding, Series 2006-1A,
Class A1
0.685%, 05/21/2021 (P)(S)		10,800,000	10,449,205
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.777%, 10/25/2034 (P)		86,584	71,904
Mastr Asset Backed Securities Trust,
Series 2007-HE1, Class A1
0.297%, 05/25/2037 (P)		239,393	234,576
Penta CLO SA, Series 2007-1X, Class A1
1.166%, 06/04/2024 (P)	EUR	1,065,138	1,292,132
SLC Student Loan Trust, Series 2009-AA,
Class A
4.750%, 06/15/2033 (P)(S)		$653,059	626,936
SLM Student Loan Trust
Series 2008-9, Class A,
1.951%, 04/25/2023 (P)		14,425,443	15,015,574
Series 2010-C, Class A2,
2.871%, 12/16/2019 (P)(S)		1,000,000	1,013,889
Soundview Home Equity Loan Trust,
Series 2007-OPT1, Class 2A1
0.297%, 06/25/2037 (P)		915,068	879,026

TOTAL ASSET BACKED SECURITIES (Cost $55,072,579)			$56,257,040

PREFERRED SECURITIES - 0.2%
Financials - 0.2%
DG Funding Trust, 2.829% (S)		981	$8,527,372

TOTAL PREFERRED SECURITIES (Cost $10,336,921)			$8,527,372

SHORT-TERM INVESTMENTS - 15.2%
Certificate of Deposit - 0.6%
Intesa Sanpaolo SpA
2.375%, 12/21/2012*		$21,100,000	$20,849,332
Commercial Paper - 1.0%
Itau Unibanco SA
1.600%, 11/05/2012 *		23,000,000	22,964,506
1.600%, 11/13/2012 *		11,700,000	11,677,818

			34,642,324
U.S. Government - 0.1%
U.S. Treasury Bill
0.066%, 07/25/2013 * (D)		250,000	249,670
0.123%, 03/14/2013 * (D)		1,885,000	1,883,948
0.132%, 03/07/2013 * (D)(F)		1,451,000	1,450,201
0.132%, 01/31/2013 * (D)		105,000	104,951
0.133%, 02/28/2013 * (D)		830,000	829,542
0.153%, 02/07/2013 *		42,000	41,980
5.918%, 08/22/2013 *		390,000	389,437

			4,949,729
Foreign Government - 12.1%
Japan Treasury Discount Bill
0.098%, 11/05/2012 *	JPY	5,030,000,000	64,448,390

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS (continued)
Foreign Government (continued)
Japan Treasury Discount Bill (continued)
0.099%, 10/22/2012 *	JPY	8,940,000,000	$114,550,566
0.103%, 10/29/2012 *		4,640,000,000	59,452,408
Mexico Cetes
4.310%, 11/22/2012 *	MXN	373,800,000	2,886,654
4.380%, 10/11/2012 *		506,000,000	3,925,036
4.380%, 12/27/2012 *		450,600,000	3,463,372
4.385%, 11/01/2012 *		4,229,000,000	32,723,147
4.400%, 10/04/2012 *		741,000,000	5,752,706
4.400%, 10/25/2012 *		1,973,000,000	15,286,147
4.470%, 11/29/2012 *		4,261,000,000	32,858,867
5.055%, 10/18/2012 *		6,967,400,000	54,001,647
5.269%, 11/15/2012 *		2,236,670,000	17,277,534
Republic of Italy
1.506%, 02/28/2013 *	EUR	3,300,000	4,216,492
2.180%, 08/14/2013 *		2,600,000	3,288,390
Spain Letras Del Tesoro
2.230%, 06/21/2013 *		2,500,000	3,138,091
2.777%, 09/20/2013 *		8,300,000	10,326,090

			427,595,537
Repurchase Agreement - 1.4%
Bank of America Repurchase Agreement
dated 09/28/2012 at 0.220% to be
repurchased at $8,300,152 on
10/01/2012, collateralized by
$8,335,000 U.S. Treasury Note, 0.875%
due 02/28/2017 (valued at $8,473,480,
including interest)
		$8,300,000	8,300,000
Citigroup Repurchase Agreement dated
09/28/2012 at 0.280% to be repurchased
at $5,500,128 on 10/01/2012,
collateralized by $5,595,000 Federal
National Mortgage Association 0.790%
due 04/24/2015 (valued at $5,596,175,
including interest)
		5,500,000	5,500,000
Goldman Sachs Group Inc., Repurchase
agreement dated 09/28/2012 at 0.210%
to be repurchased at $4,100,072 on
10/01/2012, collateralized by
$3,929,280 Federal Home Loan
Mortgage Corp., 4.500% due
02/01/2041 (valued at $4,237,220,
including interest)
		4,100,000	4,100,000
Royal Bank of Canada Repurchase
Agreement dated 09/28/2012 at 0.290%
to be repurchased at $29,500,713 on
10/01/2012, collateralized by
$29,443,000 U.S. Treasury Note,
1.000% due 08/31/2016 (valued at
$30,100,638, including interest)
		29,500,000	29,500,000

387

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with State
Street Corp. dated 09/28/2012 at
0.010% to be repurchased at $2,350,002
on 10/01/2012, collateralized by
$2,290,000 U.S. Treasury Note, 1.750%
due 05/31/2016 (valued at $2,401,638,
including interest)
	$2,350,000	$2,350,000

		49,750,000

TOTAL SHORT-TERM INVESTMENTS (Cost $532,734,150)		$537,786,922

Total Investments (Total Return Trust)
(Cost $4,282,856,604) - 125.6%		$4,452,543,742
Other assets and liabilities, net - (25.6%)		(907,221,597)

TOTAL NET ASSETS - 100.0%		$3,545,322,145

SALE COMMITMENTS OUTSTANDING - (1.3)%
U.S. Government Agency - (1.3)%
Federal National Mortgage Association
4.000%, TBA (C)	(6,000,000)	(6,383,361)
5.500%, TBA (C)	(25,000,000)	(27,406,248)
6.000%, TBA (C)	(11,000,000)	(12,148,985)

		(45,938,594)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(45,943,048))		$(45,938,594)

Total Stock Market Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.9%
Consumer Discretionary - 12.2%
Auto Components - 0.4%
Allison Transmission Holdings, Inc. (L)	4,234	$85,188
American Axle &
Manufacturing Holdings, Inc. (I)	1,888	21,278
Autoliv, Inc.	2,125	131,686
BorgWarner, Inc. (I)(L)	2,566	177,336
Cooper Tire & Rubber Company	1,549	29,710
Dana Holding Corp.	3,498	43,025
Dorman Products, Inc. (I)(L)	912	28,737
Drew Industries, Inc. (I)	570	17,220
Exide Technologies (I)	2,107	6,532
Federal-Mogul Corp. (I)	2,412	22,070
Fuel Systems Solutions, Inc. (I)(L)	460	7,907
Gentex Corp. (L)	3,389	57,647
Gentherm, Inc. (I)	736	9,156
Icahn Enterprises LP	1,945	79,123
Johnson Controls, Inc.	16,063	440,126
Lear Corp.	2,313	87,408
Modine Manufacturing Company (I)	1,044	7,705
Motorcar Parts of America, Inc. (I)	567	2,739
Shiloh Industries, Inc.	268	3,007
Spartan Motors, Inc.	1,002	5,010
Standard Motor Products, Inc.	572	10,536
Stoneridge, Inc. (I)	507	2,520
Superior Industries International, Inc.	742	12,681
Tenneco, Inc. (I)	1,435	40,180
The Goodyear Tire & Rubber Company (I)	5,784	70,507
Tower International, Inc. (I)	347	2,675

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
TRW Automotive Holdings Corp. (I)	2,912	$127,284
UQM Technologies, Inc. (I)	2,453	2,845
Visteon Corp. (I)	1,239	55,086
WABCO Holdings, Inc. (I)	1,550	89,389
Williams Controls, Inc.	340	3,570

		1,679,883
Automobiles - 0.5%
Ford Motor Company	89,716	884,600
General Motors Company (I)	36,941	840,408
Harley-Davidson, Inc.	5,398	228,713
Tesla Motors, Inc. (I)(L)	2,474	72,439
Thor Industries, Inc.	1,235	44,855
Winnebago Industries, Inc. (I)(L)	865	10,925

		2,081,940
Distributors - 0.1%
Core-Mark Holding Company, Inc.	254	12,220
Genuine Parts Company (L)	3,696	225,567
LKQ Corp. (I)	7,012	129,722
Pool Corp.	1,076	44,740
VOXX International Corp. (I)	569	4,256
Weyco Group, Inc.	202	4,919

		421,424
Diversified Consumer Services - 0.2%
American Public Education, Inc. (I)	453	16,503
Apollo Group, Inc., Class A (I)	2,959	85,959
Ascent Capital Group, Inc., Class A (I)	363	19,606
Bridgepoint Education, Inc. (I)(L)	1,143	11,601
Capella Education Company (I)	323	11,324
Career Education Corp. (I)	1,814	6,839
Carriage Services, Inc.	297	2,872
Coinstar, Inc. (I)(L)	754	33,915
Collectors Universe, Inc.	107	1,501
Corinthian Colleges, Inc. (I)	2,076	4,941
DeVry, Inc. (L)	1,612	36,689
Education Management Corp. (I)(L)	3,020	9,392
Grand Canyon Education, Inc. (I)	1,133	26,659
H&R Block, Inc.	6,810	118,017
Hillenbrand, Inc.	1,394	25,357
ITT Educational Services, Inc. (I)(L)	608	19,596
K12, Inc. (I)	824	16,645
Learning Tree International, Inc. (I)	519	2,642
Lincoln Educational Services Corp.	678	2,848
Mac-Gray Corp.	473	6,343
Matthews International Corp., Class A	631	18,816
Regis Corp. (L)	1,321	24,280
School Specialty, Inc. (I)(L)	600	1,380
Service Corp. International	5,375	72,348
Sotheby’s (L)	1,604	50,526
Steiner Leisure, Ltd. (I)	379	17,642
Stewart Enterprises, Inc., Class A (L)	1,856	15,581
Stonemor Partners LP	452	10,640
Strayer Education, Inc.	266	17,117
Universal Technical Institute, Inc.	601	8,234
Weight Watchers International, Inc.	1,290	68,112

		763,925
Hotels, Restaurants & Leisure - 2.1%
AFC Enterprises, Inc. (I)	661	16,261
Ambassadors Group, Inc.	714	3,856
Ameristar Casinos, Inc.	831	14,792
Bally Technologies, Inc. (I)(L)	1,027	50,724
Biglari Holdings, Inc. (I)	36	13,142
BJ’s Restaurants, Inc. (I)(L)	673	30,521

388

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Bluegreen Corp. (I)	565	$3,548
Bob Evans Farms, Inc.	651	25,474
Boyd Gaming Corp. (I)(L)	2,162	15,264
Bravo Brio Restaurant Group, Inc. (I)	563	8,192
Brinker International, Inc.	1,866	65,870
Buffalo Wild Wings, Inc. (I)	443	37,983
Caesars Entertainment Corp. (I)(L)	2,966	20,169
Caribou Coffee Company, Inc. (I)(L)	570	7,826
Carnival Corp.	14,048	511,909
Carrols Restaurant Group, Inc. (I)	359	2,068
CEC Entertainment, Inc.	416	12,530
Cedar Fair LP	1,308	43,779
Chipotle Mexican Grill, Inc. (I)	739	234,662
Choice Hotels International, Inc. (L)	1,424	45,554
Churchill Downs, Inc.	397	24,900
Cracker Barrel Old Country Store, Inc.	552	37,045
Darden Restaurants, Inc. (L)	3,099	172,769
Denny’s Corp. (I)	1,922	9,322
DineEquity, Inc. (I)	392	21,952
Domino’s Pizza, Inc.	1,357	51,159
Dover Downs Gaming & Entertainment, Inc.	764	1,902
Dunkin’ Brands Group, Inc.	2,804	81,863
Einstein Noah Restaurant Group, Inc.	496	8,774
Famous Dave’s of America, Inc. (I)	354	3,370
Fiesta Restaurant Group, Inc. (I)	672	10,665
Frisch’s Restaurants, Inc.	83	1,648
Hyatt Hotels Corp., Class A (I)	4,295	172,444
International Game Technology	7,111	93,083
International Speedway Corp., Class A	1,141	32,370
Interval Leisure Group, Inc.	1,258	23,814
Isle of Capri Casinos, Inc. (I)	996	6,922
Jack in the Box, Inc. (I)	1,000	28,110
Jamba, Inc. (I)	919	2,049
Krispy Kreme Doughnuts, Inc. (I)	1,678	13,307
Las Vegas Sands Corp.	19,376	898,465
Life Time Fitness, Inc. (I)(L)	1,011	46,243
Luby’s, Inc. (I)	958	6,447
Marcus Corp.	655	7,271
Marriott International, Inc.	7,807	305,254
Marriott Vacations Worldwide Corp. (I)	845	30,437
McDonald’s Corp.	23,986	2,200,716
MGM Resorts International (I)	11,571	124,388
Monarch Casino & Resort, Inc. (I)	470	4,094
Morgans Hotel Group Company (I)	907	5,823
MTR Gaming Group, Inc. (I)	755	3,179
Multimedia Games Holding Company, Inc. (I)	748	11,766
Nathan’s Famous, Inc. (I)	207	6,510
Orient-Express Hotels, Ltd., Class A (I)(L)	3,043	27,083
Panera Bread Company, Class A (I)	737	125,946
Papa John’s International, Inc. (I)	556	29,696
Peet’s Coffee & Tea, Inc. (I)	321	23,542
Penn National Gaming, Inc. (I)	1,750	75,425
Pinnacle Entertainment, Inc. (I)	1,568	19,208
Premier Exhibitions, Inc. (I)	1,642	3,892
Red Lion Hotels Corp. (I)	591	3,694
Red Robin Gourmet Burgers, Inc. (I)(L)	390	12,698
Rick’s Cabaret International, Inc. (I)	18	149
Royal Caribbean Cruises, Ltd. (L)	5,129	154,947
Ruby Tuesday, Inc. (I)	1,530	11,093
Ruth’s Hospitality Group, Inc. (I)	855	5,446
Ryman Hospitality Properties (I)	1,164	46,013
Scientific Games Corp., Class A (I)	2,110	17,450
SHFL Entertainment, Inc. (I)	1,236	19,541
Six Flags Entertainment Corp.	1,300	76,440
Sonic Corp. (I)	1,225	12,581

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Speedway Motorsports, Inc.	897	$13,814
Starbucks Corp.	17,758	901,219
Starwood Hotels & Resorts Worldwide, Inc.	4,639	268,876
Texas Roadhouse, Inc.	1,544	26,402
The Cheesecake Factory, Inc.	1,261	45,081
The Wendy’s Company	9,313	42,374
Town Sports International Holdings, Inc. (I)	490	6,061
Vail Resorts, Inc. (L)	847	48,830
WMS Industries, Inc. (I)	1,380	22,604
Wyndham Worldwide Corp.	3,426	179,796
Wynn Resorts, Ltd.	2,360	272,438
Yum! Brands, Inc.	10,841	719,192

		8,823,716
Household Durables - 0.4%
American Greetings Corp., Class A (L)	992	16,666
Bassett Furniture Industries, Inc.	237	2,951
Beazer Homes USA, Inc. (I)(L)	1,737	6,166
Blyth, Inc. (L)	424	11,020
Cavco Industries, Inc. (I)(L)	147	6,746
CSS Industries, Inc.	310	6,371
D.R. Horton, Inc. (L)	7,475	154,284
Ethan Allen Interiors, Inc. (L)	612	13,415
Flexsteel Industries, Inc.	226	4,678
Furniture Brands International, Inc. (I)(L)	1,851	2,684
Harman International Industries, Inc.	1,680	77,549
Helen of Troy, Ltd. (I)	744	23,682
Hooker Furniture Corp.	394	5,118
Hovnanian Enterprises, Inc., Class A (I)	3,216	11,127
iRobot Corp. (I)	671	15,272
Jarden Corp.	1,758	92,893
KB Home (L)	1,721	24,696
Kid Brands, Inc. (I)	1,087	1,663
La-Z-Boy, Inc. (I)	1,265	18,507
Leggett & Platt, Inc.	3,208	80,360
Lennar Corp., Class A (L)	4,456	154,935
Libbey, Inc. (I)	573	9,042
Lifetime Brands, Inc.	149	1,775
M/I Homes, Inc. (I)	534	10,328
MDC Holdings, Inc. (L)	1,063	40,936
Meritage Homes Corp. (I)	836	31,793
Mohawk Industries, Inc. (I)	1,607	128,592
NACCO Industries, Inc., Class A	208	26,085
Newell Rubbermaid, Inc.	6,859	130,938
NVR, Inc. (I)	120	101,340
PulteGroup, Inc. (I)	9,216	142,848
Sealy Corp. (I)(L)	2,921	6,368
Skullcandy, Inc. (I)(L)	724	9,955
Standard Pacific Corp. (I)(L)	4,344	29,365
Tempur-Pedic International, Inc. (I)	1,548	46,270
The Ryland Group, Inc. (L)	989	29,670
Toll Brothers, Inc. (I)(L)	3,880	128,932
Tupperware Brands Corp.	1,346	72,132
Universal Electronics, Inc. (I)	417	7,331
Whirlpool Corp.	1,784	147,911

		1,832,394
Internet & Catalog Retail - 1.0%
1-800-Flowers.com, Inc., Class A (I)	970	3,618
Amazon.com, Inc. (I)	10,721	2,726,565
Blue Nile, Inc. (I)(L)	298	11,053
CafePress, Inc. (I)	462	4,209
Expedia, Inc. (L)	3,168	183,237
Gaiam, Inc., Class A (I)	955	3,333
Geeknet, Inc. (I)	256	4,954

389

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
Groupon, Inc. (I)(L)	15,040	$71,590
HomeAway, Inc. (I)	1,918	44,977
HSN, Inc.	1,393	68,327
Liberty Interactive Corp., Series A (I)	13,588	251,378
Liberty Ventures, Series A (I)	679	33,706
Netflix, Inc. (I)	1,306	71,099
Nutrisystem, Inc. (L)	805	8,477
Orbitz Worldwide, Inc. (I)	2,566	6,543
Overstock.com, Inc. (I)(L)	707	7,325
PetMed Express, Inc.	364	3,655
priceline.com, Inc. (I)	1,172	725,152
Shutterfly, Inc. (I)(L)	874	27,199
TripAdvisor, Inc. (I)(L)	2,900	95,497
US Auto Parts Network, Inc. (I)	1,067	3,692
ValueVision Media, Inc. (I)	1,151	2,705
Vitacost.com, Inc. (I)(L)	888	6,021

		4,364,312
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (I)	325	13,475
Black Diamond, Inc. (I)	814	7,139
Brunswick Corp.	2,178	49,288
Callaway Golf Company (L)	1,516	9,308
Eastman Kodak Company (I)(L)	6,959	1,294
Hasbro, Inc. (L)	3,054	116,571
JAKKS Pacific, Inc. (L)	651	9,485
Johnson Outdoors, Inc., Class A (I)	330	7,059
LeapFrog Enterprises, Inc. (I)	1,585	14,297
Marine Products Corp. (L)	1,228	7,319
Mattel, Inc.	7,990	283,485
Nautilus, Inc. (I)	375	983
Polaris Industries, Inc. (L)	1,618	130,848
Smith & Wesson Holding Corp. (I)(L)	1,795	19,763
Steinway Musical Instruments, Inc. (I)	327	7,966
Sturm Ruger & Company, Inc. (L)	479	23,706

		701,986
Media - 3.3%
AH Belo Corp., Class A	745	3,598
AMC Networks, Inc., Class A (I)	1,696	73,810
Arbitron, Inc.	677	25,658
Ballantyne Strong, Inc. (I)	629	2,617
Belo Corp., Class A	2,202	17,242
Cablevision Systems Corp., Class A	6,913	109,571
Carmike Cinemas, Inc. (I)	454	5,108
CBS Corp., Class B	15,278	555,050
Charter Communications, Inc., Class A (I)	2,359	177,090
Cinemark Holdings, Inc.	2,754	61,772
Clear Channel Outdoor
Holdings, Inc., Class A (I)	8,558	51,177
Comcast Corp., Class A	63,551	2,273,219
Crown Media Holdings, Inc., Class A (I)(L)	6,814	11,379
Cumulus Media, Inc., Class A (I)(L)	3,719	10,190
Digital Domain Media Group, Inc. (I)	1,220	73
Digital Generation, Inc. (I)(L)	594	6,748
DIRECTV (I)	15,900	834,114
Discovery Communications, Inc., Class A (I)	6,083	362,729
DISH Network Corp., Class A	10,607	324,680
DreamWorks Animation
SKG, Inc., Class A (I)(L)	2,049	39,402
Entercom
Communications Corp., Class A (I)(L)	1,104	7,573
Entravision Communications Corp., Class A	2,911	3,901
Fisher Communications, Inc.	174	6,396
Gannett Company, Inc.	5,621	99,773

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Gray Television, Inc. (I)	2,173	$4,954
Harte-Hanks, Inc.	1,351	9,362
John Wiley & Sons, Inc., Class A	1,356	62,308
Journal Communications, Inc., Class A (I)	973	5,060
Lamar Advertising Company, Class A (I)	2,245	83,200
Liberty Global, Inc., Class A (I)	6,421	390,076
Liberty Media Corp. - Liberty
Capital, Series A (I)	2,875	299,489
LIN TV Corp., Class A (I)	917	4,035
Live Nation Entertainment, Inc. (I)	4,343	37,393
LodgeNet Interactive Corp. (I)	1,135	740
Martha Stewart Living
Omnimedia, Inc., Class A	1,298	3,985
Media General, Inc., Class A (I)(L)	932	4,828
Meredith Corp. (L)	1,091	38,185
Morningstar, Inc.	1,197	74,980
National CineMedia, Inc.	1,442	23,606
News Corp., Class A	58,224	1,428,235
Nexstar Broadcasting Group, Inc., Class A (I)	858	9,112
Omnicom Group, Inc.	6,403	330,139
Outdoor Channel Holdings, Inc.	742	5,402
Pandora Media, Inc. (I)	3,852	42,179
ReachLocal, Inc. (I)	589	7,386
Reading International, Inc., Class A (I)	746	4,401
Regal Entertainment Group, Class A (L)	3,500	49,245
Rentrak Corp. (I)	257	4,351
Saga Communications, Inc., Class A (I)	150	6,078
Salem Communications Corp., Class A	815	4,271
Scholastic Corp.	703	22,341
Scripps Networks Interactive, Inc., Class A	3,672	224,837
Sinclair Broadcast Group, Inc., Class A	1,806	20,245
Sirius XM Radio, Inc. (I)	88,599	230,357
The EW Scripps Company, Class A (I)	1,326	14,122
The Interpublic Group of Companies, Inc.	10,454	116,248
The Madison Square Garden, Inc., Class A (I)	1,739	70,030
The McClatchy Company, Class A (I)	2,673	5,961
The McGraw-Hill Companies, Inc.	6,515	355,654
The New York Times Company, Class A (I)	3,548	34,628
The Walt Disney Company	42,207	2,206,582
The Washington Post Company, Class B (L)	185	67,161
Time Warner Cable, Inc.	7,386	702,113
Time Warner, Inc.	22,819	1,034,385
Valassis Communications, Inc. (I)(L)	1,038	25,628
Value Line, Inc.	353	3,445
Viacom, Inc., Class B	12,717	681,504
Virgin Media, Inc. (L)	6,537	192,449
World Wrestling Entertainment, Inc., Class A	1,610	12,961

		14,016,521
Multiline Retail - 0.8%
Big Lots, Inc. (I)(L)	1,551	45,879
Dillard’s, Inc., Class A	1,185	85,699
Dollar General Corp. (I)	7,936	409,021
Dollar Tree, Inc. (I)	5,606	270,630
Family Dollar Stores, Inc.	2,767	183,452
Fred’s, Inc., Class A	797	11,341
Gordmans Stores, Inc. (I)	358	6,605
J.C. Penney Company, Inc. (L)	5,008	121,644
Kohl’s Corp.	5,960	305,271
Macy’s, Inc.	9,722	365,742
Nordstrom, Inc.	4,848	267,513
Saks, Inc. (I)(L)	3,627	37,394
Sears Holdings Corp. (I)(L)	2,538	140,834
Target Corp.	15,721	997,812
The Bon-Ton Stores, Inc.	651	6,185

390

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
Tuesday Morning Corp. (I)	1,352	$8,856

		3,263,878
Specialty Retail - 2.4%
Aaron’s, Inc.	1,760	48,946
Abercrombie & Fitch Company, Class A	2,066	70,079
Advance Auto Parts, Inc.	1,706	116,759
Aeropostale, Inc. (I)	1,988	26,898
American Eagle Outfitters, Inc.	4,630	97,600
Americas Car-Mart, Inc. (I)	190	8,639
ANN, Inc. (I)	1,264	47,691
Asbury Automotive Group, Inc. (I)	788	22,025
Ascena Retail Group, Inc. (I)	3,646	78,207
AutoNation, Inc. (I)(L)	3,060	133,630
AutoZone, Inc. (I)	904	334,182
Barnes & Noble, Inc. (I)(L)	1,472	18,812
bebe stores, Inc.	1,774	8,515
Bed Bath & Beyond, Inc. (I)	5,770	363,510
Best Buy Company, Inc. (L)	8,532	146,665
Big 5 Sporting Goods Corp.	708	7,045
Body Central Corp. (I)	431	4,504
Brown Shoe Company, Inc.	838	13,433
Build-A-Bear Workshop, Inc. (I)(L)	637	2,484
Cabela’s, Inc. (I)(L)	1,670	91,316
CarMax, Inc. (I)(L)	5,332	150,896
Casual Male Retail Group, Inc. (I)	1,549	7,172
Chico’s FAS, Inc.	3,855	69,814
Christopher & Banks Corp. (I)	1,198	4,205
Citi Trends, Inc. (I)	426	5,348
Collective Brands, Inc. (I)	1,505	32,674
Conn’s, Inc. (I)	772	17,023
Destination Maternity Corp.	230	4,301
Dick’s Sporting Goods, Inc. (L)	2,831	146,787
DSW, Inc., Class A	1,018	67,921
Express, Inc. (I)	2,241	33,212
Foot Locker, Inc.	3,503	124,357
Francesca’s Holdings Corp. (I)	1,068	32,820
GameStop Corp., Class A (L)	3,166	66,486
Genesco, Inc. (I)	586	39,104
GNC Holdings, Inc., Class A	2,531	98,633
Group 1 Automotive, Inc. (L)	515	31,018
Guess?, Inc.	2,198	55,873
Haverty Furniture Companies, Inc.	658	9,133
hhgregg, Inc. (I)(L)	1,031	7,114
Hibbett Sports, Inc. (I)(L)	655	38,940
Hot Topic, Inc. (L)	802	6,977
Jos A. Bank Clothiers, Inc. (I)(L)	653	31,657
Kirkland’s, Inc. (I)	384	3,813
Limited Brands, Inc.	6,980	343,835
Lithia Motors, Inc., Class A (L)	616	20,519
Lowe’s Companies, Inc.	29,163	881,889
Lumber Liquidators Holdings, Inc. (I)(L)	698	35,375
MarineMax, Inc. (I)	667	5,529
Mattress Firm Holding Corp. (I)(L)	808	22,745
Monro Muffler Brake, Inc. (L)	719	25,302
New York & Company, Inc. (I)	1,751	6,566
O’Reilly Automotive, Inc. (I)	2,978	249,020
Office Depot, Inc. (I)	7,232	18,514
OfficeMax, Inc. (L)	2,191	17,112
Orchard Supply Hardware
Stores Corp., Class A (I)	114	1,651
Pacific Sunwear of California, Inc. (I)	2,141	5,353
Penske Automotive Group, Inc. (L)	2,065	62,136
Perfumania Holdings, Inc. (I)	145	1,044
PetSmart, Inc.	2,657	183,280

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Pier 1 Imports, Inc.	2,566	$48,087
RadioShack Corp. (L)	2,580	6,140
Rent-A-Center, Inc.	1,408	49,393
Ross Stores, Inc.	5,555	358,853
rue21, Inc. (I)	636	19,811
Sally Beauty Holdings, Inc. (I)	4,342	108,941
Select Comfort Corp. (I)	1,360	42,908
Shoe Carnival, Inc.	528	12,424
Signet Jewelers, Ltd.	2,078	101,323
Sonic Automotive, Inc., Class A (L)	1,330	25,243
Stage Stores, Inc.	669	14,089
Staples, Inc.	16,233	187,004
Stein Mart, Inc. (I)	1,168	9,940
Systemax, Inc. (I)	757	8,940
Teavana Holdings, Inc. (I)	940	12,258
The Buckle, Inc. (L)	1,131	51,381
The Cato Corp., Class A	724	21,510
The Children’s Place Retail Stores, Inc. (I)	613	36,780
The Finish Line, Inc., Class A	1,301	29,585
The Gap, Inc.	11,514	411,971
The Home Depot, Inc.	36,259	2,188,956
The Men’s Wearhouse, Inc.	1,225	42,177
The Pep Boys - Manny, Moe & Jack	1,341	13,651
The Wet Seal, Inc., Class A (I)(L)	1,580	4,977
Tiffany & Company	2,993	185,207
Tilly’s, Inc., Class A (I)	677	12,409
TJX Companies, Inc.	17,706	793,052
Tractor Supply Company	1,692	167,322
TravelCenters of America, LLC (I)	761	4,079
Ulta Salon Cosmetics & Fragrance, Inc.	1,445	139,161
Urban Outfitters, Inc. (I)	3,407	127,967
Vitamin Shoppe, Inc. (I)	703	40,999
West Marine, Inc. (I)	659	7,005
Williams-Sonoma, Inc.	2,474	108,782
Winmark Corp.	106	5,732
Zale Corp. (I)	1,118	7,714
Zumiez, Inc. (I)(L)	769	21,324

		10,033,183
Textiles, Apparel & Luxury Goods - 0.8%
American Apparel, Inc. (I)	4,453	6,858
Carter’s, Inc. (I)	1,370	73,761
Charles & Colvard, Ltd. (I)	983	3,549
Cherokee, Inc.	333	4,848
Coach, Inc.	6,751	378,191
Columbia Sportswear Company (L)	812	43,848
Crocs, Inc. (I)	2,044	33,133
Culp, Inc.	132	1,552
Deckers Outdoor Corp. (I)(L)	915	33,526
Delta Apparel, Inc. (I)	304	4,186
DGSE Companies, Inc. (I)	495	3,678
Fifth & Pacific Companies, Inc. (I)	2,486	31,771
Fossil, Inc. (I)	1,433	121,375
G-III Apparel Group, Ltd. (I)(L)	510	18,309
Hanesbrands, Inc. (I)	2,274	72,495
Iconix Brand Group, Inc. (I)(L)	1,798	32,796
K-Swiss, Inc., Class A (I)	1,074	3,684
Maidenform Brands, Inc. (I)	602	12,329
Movado Group, Inc.	660	22,255
NIKE, Inc., Class B	10,837	1,028,540
Oxford Industries, Inc.	405	22,862
Perry Ellis International, Inc. (I)	451	9,945
PVH Corp.	1,586	148,640
Quiksilver, Inc. (I)	3,577	11,876
Ralph Lauren Corp.	2,170	328,169

391

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
RG Barry Corp.	128	$1,887
Rocky Brands, Inc. (I)	72	832
Skechers U.S.A., Inc., Class A (I)(L)	1,206	24,602
Steven Madden, Ltd. (I)	1,012	44,245
The Jones Group, Inc.	1,753	22,561
The Warnaco Group, Inc. (I)	950	49,305
True Religion Apparel, Inc.	560	11,945
Tumi Holdings, Inc. (I)	1,612	37,946
Under Armour, Inc., Class A (I)	2,452	136,895
Unifi, Inc. (I)	334	4,282
Vera Bradley, Inc. (I)(L)	970	23,135
VF Corp.	2,599	414,177
Wolverine World Wide, Inc.	1,097	48,674

		3,272,662

		51,255,824
Consumer Staples - 9.7%
Beverages - 2.0%
Beam, Inc.	3,689	212,265
Brown-Forman Corp., Class B	5,091	332,188
Central European Distribution Corp. (I)(L)	1,636	4,663
Coca-Cola Bottling Company Consolidated	191	13,007
Coca-Cola Enterprises, Inc.	7,020	219,515
Constellation Brands, Inc., Class A (I)	4,764	154,115
Craft Brewers Alliance, Inc. (I)	252	1,978
Dr. Pepper Snapple Group, Inc. (L)	4,937	219,845
MGP Ingredients, Inc.	667	2,548
Molson Coors Brewing Company, Class B	3,735	168,262
Monster Beverage Corp. (I)	4,100	222,056
National Beverage Corp. (I)	1,067	16,176
PepsiCo, Inc.	36,975	2,616,721
Primo Water Corp. (I)	1,119	1,175
The Boston Beer
Company, Inc., Class A (I)(L)	305	34,151
The Coca-Cola Company	106,614	4,043,869

		8,262,534
Food & Staples Retailing - 2.6%
Arden Group, Inc., Class A	92	8,926
Casey’s General Stores, Inc.	899	51,369
Costco Wholesale Corp.	10,190	1,020,274
CVS Caremark Corp.	30,706	1,486,785
Harris Teeter Supermarkets, Inc.	1,170	45,443
Ingles Markets, Inc., Class A	528	8,633
Nash Finch Company	244	4,982
Pricesmart, Inc. (L)	723	54,746
Rite Aid Corp. (I)	22,455	26,272
Roundy’s, Inc.	1,073	6,492
Safeway, Inc. (L)	5,492	88,366
Spartan Stores, Inc.	439	6,721
SUPERVALU, Inc. (L)	5,248	12,648
Susser Holdings Corp. (I)(L)	522	18,881
Sysco Corp.	13,684	427,899
The Andersons, Inc.	475	17,889
The Chefs’ Warehouse, Inc. (I)	546	8,943
The Fresh Market, Inc. (I)	1,153	69,157
The Kroger Company	13,021	306,514
The Pantry, Inc. (I)	626	9,108
United Natural Foods, Inc. (I)	1,152	67,334
Village Super Market, Inc., Class A	374	13,748
Wal-Mart Stores, Inc.	80,675	5,953,815
Walgreen Company	20,712	754,745
Weis Markets, Inc.	672	28,446

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Whole Foods Market, Inc.	4,283	$417,164

		10,915,300
Food Products - 1.7%
Alico, Inc.	249	7,776
Archer-Daniels-Midland Company	15,558	422,866
B&G Foods, Inc. (L)	1,133	34,341
Bunge, Ltd.	3,459	231,926
Cal-Maine Foods, Inc.	545	24,492
Calavo Growers, Inc.	335	8,375
Campbell Soup Company (L)	7,375	256,798
Chiquita Brands International, Inc. (I)	1,173	8,962
ConAgra Foods, Inc.	9,771	269,582
Darling International, Inc. (I)	2,850	52,127
DE Master Blenders 1753 NV (I)	13,981	168,674
Dean Foods Company (I)	4,436	72,529
Diamond Foods, Inc. (L)	559	10,520
Dole Food Company, Inc. (I)	2,273	31,890
Farmer Brothers Company (I)	535	5,088
Feihe International, Inc. (I)(L)	571	3,443
Flowers Foods, Inc.	3,273	66,049
Fresh Del Monte Produce, Inc.	1,438	36,813
General Mills, Inc.	15,190	605,322
Green Mountain Coffee Roasters, Inc. (I)(L)	3,641	86,474
Griffin Land & Nurseries, Inc.	165	5,565
H.J. Heinz Company (L)	7,564	423,206
Hillshire Brands Company	2,796	74,877
Hormel Foods Corp. (L)	6,304	184,329
Ingredion, Inc.	1,762	97,192
Inventure Foods, Inc. (I)	648	3,687
J&J Snack Foods Corp.	412	23,620
John B. Sanfilippo & Son, Inc. (I)	335	4,362
Kellogg Company	8,441	436,062
Lancaster Colony Corp.	662	48,492
Lifeway Foods, Inc. (L)	206	1,957
McCormick & Company, Inc., Non-
Voting Shares	3,144	195,054
Mead Johnson Nutrition Company	4,778	350,132
Mondelez International, Inc. (I)	41,680	1,723,468
Omega Protein Corp. (I)	623	4,274
Pilgrim’s Pride Corp. (I)	6,123	31,289
Post Holdings, Inc. (I)	858	25,791
Ralcorp Holdings, Inc. (I)	1,309	95,557
Sanderson Farms, Inc.	556	24,670
Seneca Foods Corp., Class A (I)	350	10,451
Smart Balance, Inc. (I)	1,190	14,375
Smithfield Foods, Inc. (I)	3,883	76,301
Snyders-Lance, Inc.	1,674	41,850
The Hain Celestial Group, Inc. (I)	1,072	67,536
The Hershey Company	5,336	378,269
The J.M. Smucker Company	2,686	231,882
Tootsie Roll Industries, Inc. (L)	1,322	35,668
TreeHouse Foods, Inc. (I)	857	44,993
Tyson Foods, Inc., Class A	8,722	139,726

		7,198,682
Household Products - 1.7%
Central Garden & Pet Company, Class A (I)	965	11,657
Church & Dwight Company, Inc.	3,332	179,895
Colgate-Palmolive Company	11,266	1,207,941
Energizer Holdings, Inc.	1,583	118,108
Harbinger Group, Inc. (I)	3,397	28,637
Kimberly-Clark Corp.	9,284	796,382
Oil-Dri Corp of America	272	6,294
Orchids Paper Products Company	98	1,768

392

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products (continued)
The Clorox Company	3,078	$221,770
The Procter & Gamble Company	64,901	4,501,533
WD-40 Company	367	19,319

		7,093,304
Personal Products - 0.2%
Avon Products, Inc.	10,172	162,243
Elizabeth Arden, Inc. (I)	729	34,438
Herbalife, Ltd. (L)	2,724	129,118
Inter Parfums, Inc.	628	11,492
Medifast, Inc. (I)	441	11,532
Nature’s Sunshine Products, Inc.	300	4,902
Nu Skin Enterprises, Inc., Class A (L)	1,463	56,808
Nutraceutical International Corp. (I)	372	5,863
Prestige Brands Holdings, Inc. (I)	1,082	18,351
Revlon, Inc., Class A (I)	1,331	20,551
Schiff Nutrition International, Inc. (I)	774	18,723
The Estee Lauder Companies, Inc., Class A	9,151	563,427
The Female Health Company	371	2,653
United-Guardian, Inc.	249	4,706
USANA Health Sciences, Inc. (I)	326	15,149

		1,059,956
Tobacco - 1.5%
Alliance One International, Inc. (I)	1,503	4,855
Altria Group, Inc.	48,220	1,610,066
Lorillard, Inc.	3,098	360,762
Philip Morris International, Inc.	40,582	3,649,945
Reynolds American, Inc.	13,596	589,251
Star Scientific, Inc. (I)	2,873	9,941
Universal Corp. (L)	512	26,071
Vector Group, Ltd. (L)	1,969	32,662

		6,283,553

		40,813,329
Energy - 11.0%
Energy Equipment & Services - 1.6%
Atwood Oceanics, Inc. (I)	1,581	71,856
Baker Hughes, Inc.	10,305	466,095
Basic Energy Services, Inc. (I)(L)	1,040	11,669
Bolt Technology Corp.	331	4,760
Bristow Group, Inc.	854	43,170
C&J Energy Services, Inc. (I)	1,221	24,298
Cal Dive International, Inc. (I)	2,573	3,937
Cameron International Corp. (I)	5,770	323,524
CARBO Ceramics, Inc. (L)	550	34,606
Compressco Partners LP	168	2,827
Dawson Geophysical Company (I)	235	5,936
Diamond Offshore Drilling, Inc. (L)	3,277	215,659
Dresser-Rand Group, Inc. (I)	1,769	97,490
Dril-Quip, Inc. (I)	973	69,939
Exterran Holdings, Inc. (I)	1,668	33,827
Exterran Partners LP	908	19,576
FMC Technologies, Inc. (I)	5,598	259,187
Forum Energy Technologies, Inc. (I)	1,865	45,357
Geokinetics, Inc. (I)	926	343
Geospace Technologies Corp. (I)	166	20,320
Global Geophysical Services, Inc. (I)	769	4,237
Gulf Islands Fabrication, Inc.	311	8,668
Gulfmark Offshore, Inc., Class A (I)	652	21,542
Halliburton Company	21,654	729,523
Heckmann Corp. (I)(L)	3,013	12,655
Helix Energy Solutions Group, Inc. (I)	2,598	47,465
Helmerich & Payne, Inc.	2,529	120,406
Hercules Offshore, Inc. (I)	4,030	19,666

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Hornbeck Offshore Services, Inc. (I)	803	$29,430
ION Geophysical Corp. (I)(L)	3,857	26,768
Key Energy Services, Inc. (I)	3,596	25,172
Lufkin Industries, Inc. (L)	801	43,110
Matrix Service Company (I)	756	7,991
McDermott International, Inc. (I)	5,524	67,503
Mitcham Industries, Inc. (I)	331	5,273
Nabors Industries, Ltd. (I)	7,371	103,415
National Oilwell Varco, Inc.	9,997	800,860
Natural Gas Services Group, Inc. (I)	145	2,168
Newpark Resources, Inc. (I)(L)	1,864	13,812
Oceaneering International, Inc.	2,579	142,490
Oil States International, Inc. (I)	1,234	98,054
Parker Drilling Company (I)	3,008	12,724
Patterson-UTI Energy, Inc. (L)	3,699	58,592
PHI, Inc. (I)	416	13,087
Pioneer Energy Services Corp. (I)	1,558	12,137
RigNet, Inc. (I)	479	8,862
Rowan Companies PLC, Class A (I)	2,961	99,993
RPC, Inc. (L)	5,313	63,172
Schlumberger, Ltd.	31,392	2,270,583
SEACOR Holdings, Inc. (I)	481	40,096
Superior Energy Services, Inc. (I)	3,692	75,760
Tesco Corp. (I)	1,032	11,022
TETRA Technologies, Inc. (I)	1,662	10,055
TGC Industries, Inc. (I)	609	4,385
Tidewater, Inc.	1,228	59,595
Union Drilling, Inc. (I)	807	5,237
Unit Corp. (I)	1,166	48,389
Vantage Drilling Company (I)(L)	6,701	12,330

		6,890,603
Oil, Gas & Consumable Fuels - 9.4%
Abraxas Petroleum Corp. (I)	2,156	4,959
Adams Resources & Energy, Inc.	148	4,514
Alliance Holdings GP LP	1,431	68,616
Alliance Resource Partners LP	837	50,178
Alon USA Energy, Inc.	1,161	15,906
Alpha Natural Resources, Inc. (I)	5,125	33,671
American Midstream Partners LP	281	5,283
Amyris, Inc. (I)(L)	933	3,210
Anadarko Petroleum Corp.	11,746	821,280
Apache Corp.	9,049	782,467
Apco Oil and Gas International, Inc.	707	11,376
Approach Resources, Inc. (I)	772	23,260
Arch Coal, Inc.	5,005	31,682
Atlas Energy LP	1,261	43,555
Atlas Pipeline Partners LP	1,251	42,659
Atlas Resource Partners LP	116	2,960
ATP Oil & Gas Corp. (I)	1,271	173
Berry Petroleum Company, Class A (L)	1,225	49,772
Bill Barrett Corp. (I)(L)	1,147	28,411
Blueknight Energy Partners LP	1,142	7,069
Boardwalk Pipeline Partners LP	4,894	136,543
Bonanza Creek Energy, Inc. (I)	949	22,358
BP Prudhoe Bay Royalty Trust	494	46,362
BPZ Resources, Inc. (I)	3,316	9,484
BreitBurn Energy Partners LP	1,681	32,662
Buckeye Partners LP	2,020	96,899
Cabot Oil & Gas Corp.	4,940	221,806
Callon Petroleum Company (I)	905	5,566
Calumet Specialty Products Partners LP	1,399	44,768
Carrizo Oil & Gas, Inc. (I)(L)	896	22,409
Ceres, Inc. (I)	621	3,527
Cheniere Energy Partners LP	3,943	90,176

393

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy, Inc. (I)(L)	4,374	$68,016
Chesapeake Energy Corp. (L)	15,503	292,542
Chevron Corp.	46,523	5,422,721
Cimarex Energy Company (L)	2,021	118,330
Clayton Williams Energy, Inc. (I)(L)	273	14,166
Clean Energy Fuels Corp. (I)(L)	1,999	26,327
Cloud Peak Energy, Inc. (I)	1,465	26,517
Cobalt International Energy, Inc. (I)	9,257	206,153
Comstock Resources, Inc. (I)(L)	1,220	22,424
Concho Resources, Inc. (I)	2,438	231,001
ConocoPhillips	30,082	1,720,089
CONSOL Energy, Inc.	5,336	160,347
Contango Oil & Gas Company (I)	361	17,740
Continental Resources, Inc. (I)	4,246	326,517
Copano Energy LLC	1,588	52,372
Crimson Exploration, Inc. (I)	741	3,164
Cross Timbers Royalty Trust	156	4,928
Crosstex Energy LP	1,490	22,946
Crosstex Energy, Inc. (L)	1,099	15,419
CVR Energy, Inc. (I)	1,988	73,059
DCP Midstream Partners LP	1,199	55,682
Delek US Holdings, Inc.	1,438	36,655
Denbury Resources, Inc. (I)	9,207	148,785
Devon Energy Corp.	9,525	576,263
DHT Holdings, Inc.	105	656
Dorchester Minerals LP	663	14,639
Eagle Rock Energy Partners LP	3,102	29,624
El Paso Pipeline Partners LP	4,934	183,643
Emerald Oil, Inc. (I)	1,367	1,135
Enbridge Energy Management LLC (I)(L)	944	29,887
Enbridge Energy Partners LP	6,655	195,923
Endeavour International Corp. (I)(L)	1,197	11,575
Energen Corp.	1,687	88,416
Energy Transfer Equity LP	6,575	297,190
Energy Transfer Partners LP	5,247	223,365
Energy XXI Bermuda, Ltd.	1,807	63,155
Enterprise Products Partners LP	20,529	1,100,354
EOG Resources, Inc.	6,328	709,052
EPL Oil & Gas, Inc. (I)	1,024	20,777
EQT Corp.	3,500	206,500
EV Energy Partner LP	896	55,660
Evolution Petroleum Corp. (I)	784	6,335
EXCO Resources, Inc.	5,188	41,556
Exxon Mobil Corp.	110,983	10,149,395
Forest Oil Corp. (I)	2,769	23,398
Forestar Petroleum Corp. (I)	291	4,217
FX Energy, Inc. (I)(L)	1,516	11,309
Gastar Exploration, Ltd. (I)	1,854	3,078
Genesis Energy LP	1,838	61,812
Gevo, Inc. (I)(L)	551	1,174
Global Partners LP	689	17,997
GMX Resources, Inc. (I)	1,403	1,122
Goodrich Petroleum Corp. (I)(L)	816	10,314
Green Plains Renewable Energy, Inc. (I)(L)	881	5,163
Gulfport Energy Corp. (I)	1,297	40,544
Halcon Resources Corp. (I)	4,642	34,026
Harvest Natural Resources, Inc. (I)(L)	980	8,742
Hess Corp.	8,011	430,351
Holly Energy Partners LP	641	42,594
HollyFrontier Corp.	4,838	199,664
Houston American Energy Corp. (I)	690	621
Hugoton Royalty Trust	1,047	6,900
Hyperdynamics Corp. (I)	3,833	2,798
Inergy LP	2,721	51,781
Isramco, Inc. (I)	58	6,728

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
James River Coal Company (I)(L)	776	$2,235
Kinder Morgan Energy Partners LP	5,435	448,388
Kinder Morgan Management LLC (I)	2,386	182,290
Kinder Morgan, Inc.	26,701	948,420
KiOR, Inc., Class A (I)	2,519	23,427
Kodiak Oil & Gas Corp. (I)	6,366	59,586
Laredo Petroleum Holdings, Inc. (I)	2,942	64,665
Legacy Reserves LP	1,120	32,290
Linn Energy LLC	4,618	190,446
Magellan Midstream Partners LP	2,658	232,469
Magnum Hunter Resources Corp. (I)(L)	4,207	18,679
Marathon Oil Corp.	16,547	489,295
Marathon Petroleum Corp.	8,120	443,271
MarkWest Energy Partners LP	2,592	141,057
Martin Midstream Partners LP	581	19,969
Matador Resources Company (I)	1,306	13,569
McMoRan Exploration Company (I)(L)	3,903	45,860
Midstates Petroleum Company, Inc. (I)	1,497	12,949
Murphy Oil Corp.	4,596	246,759
Natural Resource Partners LP	2,561	53,090
Newfield Exploration Company (I)	3,177	99,504
Niska Gas Storage Partners LLC	938	11,763
Noble Energy, Inc.	4,157	385,395
Northern Oil and Gas, Inc. (I)(L)	1,562	26,538
NuStar Energy LP	1,664	84,664
NuStar GP Holdings LLC	1,048	33,368
Oasis Petroleum, Inc. (I)	2,168	63,891
Occidental Petroleum Corp.	19,077	1,641,767
Oiltanking Partners LP	945	36,099
ONEOK Partners LP	4,809	286,136
Overseas Shipholding Group, Inc. (L)	760	5,016
Oxford Resource Partners LP	353	3,216
PAA Natural Gas Storage LP	1,497	29,790
Pacific Ethanol, Inc. (I)	3,509	1,369
Panhandle Oil and Gas, Inc., Class A	177	5,429
Patriot Coal Corp. (I)	2,255	264
PDC Energy, Inc. (I)	764	24,165
Peabody Energy Corp.	6,375	142,099
Penn Virginia Corp. (L)	1,269	7,868
Petroquest Energy, Inc. (I)	1,669	11,199
Phillips 66	14,980	694,623
Pioneer Natural Resources Company	2,904	303,178
Pioneer Southwest Energy Partners LP	782	20,121
Plains All American Pipeline LP	3,655	322,371
Plains Exploration & Production Company (I)	2,976	111,511
PVR Partners LP	1,865	47,334
QEP Resources, Inc.	4,200	132,972
Quicksilver Resources, Inc. (I)	4,280	17,505
Range Resources Corp.	3,806	265,925
Regency Energy Partners LP	3,764	87,776
Renewable Energy Group, Inc. (I)	739	4,914
Rentech, Inc. (I)	5,518	13,574
Resolute Energy Corp. (I)(L)	1,523	13,509
REX American Resources Corp. (I)	283	5,097
Rex Energy Corp. (I)	1,146	15,299
Rhino Resource Partners LP	453	6,972
Rosetta Resources, Inc. (I)	1,283	61,456
Sanchez Energy Corp. (I)	845	17,263
SandRidge Energy, Inc. (I)(L)	11,492	80,099
SandRidge Mississippian Trust	505	12,433
SemGroup Corp., Class A (I)	1,031	37,992
Ship Finance International, Ltd. (L)	1,785	28,060
SM Energy Company	1,515	81,977
Solazyme, Inc. (I)	1,538	17,656
Southwestern Energy Company (I)	8,229	286,205

394

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Spectra Energy Corp.	15,318	$449,736
Spectra Energy Partners LP	2,363	75,214
Stone Energy Corp. (I)(L)	1,123	28,210
Sunoco Logistics Partners LP	2,383	111,167
Sunoco, Inc. (L)	2,516	117,824
Swift Energy Company (I)	1,049	21,903
Syntroleum Corp. (I)	3,712	2,821
Targa Resources Corp.	1,000	50,340
Targa Resources Partners LP	2,164	92,792
TC Pipelines LP	1,280	57,792
Teekay Corp.	1,672	52,166
Teekay LNG Partners LP	1,535	57,747
Tesoro Corp.	3,263	136,720
Tesoro Logistics LP	399	17,277
The Williams Companies, Inc.	13,955	488,006
Transmontaigne Partners LP	395	15,010
Ultra Petroleum Corp. (I)(L)	3,650	80,227
Uranerz Energy Corp. (I)	2,497	4,070
Uranium Energy Corp. (I)	2,161	5,640
Uranium Resources, Inc. (I)(L)	3,703	1,889
US Energy Corp. (I)	1,052	2,262
USEC, Inc. (I)(L)	3,092	2,412
Vaalco Energy, Inc. (I)(L)	1,471	12,577
Valero Energy Corp.	12,968	410,826
Venoco, Inc. (I)(L)	1,516	18,010
Voc Energy Trust	444	8,285
W&T Offshore, Inc.	1,817	34,123
Warren Resources, Inc. (I)	1,474	4,481
Western Gas Partners LP	2,118	106,768
Western Refining, Inc.	2,218	58,067
Westmoreland Coal Company (I)(L)	386	3,833
Whiting Petroleum Corp. (I)	2,750	130,295
Williams Partners LP	6,829	373,410
World Fuel Services Corp. (L)	1,687	60,074
WPX Energy, Inc. (I)	4,651	77,160
ZaZa Energy Corp. (I)	2,524	7,496
Zion Oil & Gas, Inc. (I)	1,070	2,450

		39,232,050

		46,122,653
Financials - 15.3%
Capital Markets - 2.0%
Affiliated Managers Group, Inc. (I)	1,210	148,830
AllianceBernstein Holding LP	2,588	39,881
American Capital, Ltd. (I)	7,823	88,713
Ameriprise Financial, Inc.	5,225	296,205
Apollo Investment Corp.	4,724	37,178
Arlington Asset Investment Corp., Class A (L)	281	6,705
Artio Global Investors, Inc.	1,239	3,692
BGC Partners, Inc., Class A (L)	3,158	15,474
BlackRock, Inc.	3,884	692,517
Calamos Asset Management, Inc., Class A	358	4,167
CIFC Corp. (I)	704	5,153
Cohen & Steers, Inc.	1,079	31,960
Cowen Group, Inc., Class A (I)	2,816	7,603
Diamond Hill Investment Group, Inc.	87	6,671
Duff & Phelps Corp., Class A	959	13,052
E*TRADE Financial Corp. (I)	6,786	59,785
Eaton Vance Corp. (L)	2,762	79,988
Ellington Financial LLC	333	7,599
Epoch Holding Corp.	522	12,058
Evercore Partners, Inc., Class A	669	18,063
FBR & Company (I)	782	2,416
Federated Investors, Inc., Class B (L)	2,358	48,787

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Fidus Investment Corp.	342	$5,711
Fifth Street Finance Corp.	1,882	20,664
Financial Engines, Inc. (I)	1,100	26,213
Fortress Investment Group LLC, Class A	11,718	51,794
Franklin Resources, Inc.	5,089	636,481
FXCM, Inc., Class A (L)	446	4,259
GAMCO Investors, Inc., Class A (L)	622	30,945
GFI Group, Inc.	2,544	8,090
Gleacher & Company, Inc. (I)	4,731	3,454
Golub Capital BDC, Inc.	501	7,966
Greenhill & Company, Inc.	703	36,380
GSV Capital Corp. (I)	579	4,997
Harris & Harris Group, Inc. (I)	1,138	4,313
HFF, Inc., Class A (I)	916	13,648
ICG Group, Inc. (I)	972	9,876
INTL. FCStone, Inc. (I)	429	8,177
Invesco, Ltd.	10,444	260,996
Investment Technology Group, Inc. (I)	846	7,360
Janus Capital Group, Inc.	4,214	39,780
Jefferies Group, Inc.	5,000	68,450
JMP Group, Inc.	883	4,848
KBW, Inc. (L)	710	11,694
Knight Capital Group, Inc., Class A (I)	2,401	6,435
Ladenburg Thalmann
Financial Services, Inc. (I)	4,163	5,495
Lazard, Ltd., Class A	2,901	84,796
Legg Mason, Inc.	3,294	81,296
LPL Financial Holdings, Inc.	2,668	76,145
Main Street Capital Corp.	645	19,034
MCG Capital Corp.	1,492	6,878
Medallion Financial Corp.	722	8,527
MF Global Holdings, Ltd. (I)	3,426	45
Morgan Stanley	46,623	780,469
New Mountain Finance Corp.	386	5,721
Northern Trust Corp.	5,650	262,245
Och-Ziff Capital Management
Group LLC, Class A	9,880	95,441
Oppenheimer Holdings, Inc., Class A	428	6,827
Penson Worldwide, Inc. (I)	1,757	79
Piper Jaffray Companies (I)	532	13,539
Pzena Investment Management, Inc., Class A	1,169	6,090
Raymond James Financial, Inc.	3,206	117,500
Safeguard Scientifics, Inc. (I)	437	6,857
SEI Investments Company	4,263	91,441
State Street Corp.	11,497	482,414
Stifel Financial Corp. (I)(L)	1,311	44,050
SWS Group, Inc. (I)	916	5,597
T. Rowe Price Group, Inc.	5,967	377,711
TD Ameritrade Holding Corp.	13,006	199,902
The Bank of New York Mellon Corp.	28,329	640,802
The Blackstone Group LP	9,383	133,989
The Carlyle Group LP	723	18,972
The Charles Schwab Corp.	29,820	381,398
The Goldman Sachs Group, Inc.	11,656	1,325,054
U.S. Global Investors, Inc., Class A	604	3,696
Virtus Investment Partners, Inc. (I)	200	17,200
Waddell & Reed Financial, Inc., Class A	1,988	65,147
Walter Investment Management Corp. (I)	702	25,981
Westwood Holdings Group, Inc.	206	8,036

		8,297,402
Commercial Banks - 3.0%
1st Source Corp.	551	12,271
Access National Corp.	383	5,232
Alliance Financial Corp.	128	5,147

395

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
American National Bankshares, Inc.	151	$3,411
Ameris Bancorp (I)(L)	553	6,962
Ames National Corp.	313	6,523
Arrow Financial Corp. (L)	351	8,772
Associated Banc-Corp.	4,223	55,617
Bancfirst Corp.	347	14,907
BancorpSouth, Inc. (L)	2,201	32,443
Bank of Hawaii Corp.	1,067	48,677
Bank of Kentucky Financial Corp.	136	3,773
Bank of Marin Bancorp, Class A	143	6,079
Bank of the Ozarks, Inc. (L)	848	29,231
BankUnited, Inc.	2,356	57,981
Banner Corp.	413	11,192
Bar Harbor Bankshares	142	5,075
BB&T Corp.	16,417	544,388
BBCN Bancorp, Inc. (I)	1,762	22,219
BCB Bancorp, Inc.	448	4,812
Berkshire Bancorp, Inc. (I)	561	4,617
BNC Bancorp	474	3,906
BOK Financial Corp.	1,648	97,397
Boston Private Financial Holdings, Inc. (L)	2,048	19,640
Bridge Bancorp, Inc.	116	2,704
Bridge Capital Holdings (I)	323	4,994
Bryn Mawr Bank Corp.	316	7,091
BSB Bancorp, Inc. (I)	196	2,528
C&F Financial Corp.	59	2,322
Camden National Corp.	148	5,482
Capital Bank Financial Corp., Class A (I)	398	7,156
Capital City Bank Group, Inc. (I)(L)	609	6,480
CapitalSource, Inc.	5,741	43,517
Cardinal Financial Corp.	562	8,037
Cascade Bancorp (I)	981	5,180
Cathay General Bancorp	1,933	33,364
Center Bancorp, Inc.	616	7,343
Centerstate Banks, Inc.	883	7,876
Central Pacific Financial Corp. (I)	913	13,056
Century Bancorp, Inc., Class A	214	6,831
Chemical Financial Corp.	686	16,601
CIT Group, Inc. (I)	4,737	186,590
Citizens & Northern Corp.	307	6,020
Citizens Republic Bancorp, Inc. (I)	840	16,254
City Holding Company	385	13,798
City National Corp. (L)	1,194	61,503
CNB Financial Corp.	345	6,041
CoBiz Financial, Inc.	880	6,160
Columbia Banking System, Inc. (L)	984	18,243
Comerica, Inc.	4,541	140,998
Commerce Bancshares, Inc.	2,115	85,298
Community Bank Systems, Inc. (L)	937	26,414
Community Trust Bancorp, Inc.	322	11,442
Cullen/Frost Bankers, Inc.	1,477	84,824
CVB Financial Corp.	2,517	30,053
Eagle Bancorp, Inc. (I)	520	8,694
East West Bancorp, Inc.	3,541	74,786
Enterprise Bancorp, Inc.	378	6,456
Enterprise Financial Services Corp.	505	6,868
Fidelity Southern Corp.	260	2,460
Fifth Third Bancorp	21,678	336,226
Financial Institutions, Inc.	366	6,822
First Bancorp North Carolina	566	6,526
First BanCorp Puerto Rico (I)	5,138	22,710
First Bancorp, Inc. Maine	349	6,125
First Busey Corp.	2,456	11,985
First California Financial Group, Inc. (I)	460	3,202
First Citizens BancShares, Inc.	237	38,607

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
First Commonwealth Financial Corp. (L)	2,381	$16,786
First Community Bancshares, Inc.	303	4,624
First Connecticut Bancorp, Inc.	557	7,525
First Financial Bancorp	1,424	24,080
First Financial Bankshares, Inc. (L)	736	26,518
First Financial Corp.	375	11,753
First Horizon National Corp.	6,054	58,300
First Interstate Bancsystem, Inc.	1,168	17,473
First Merchants Corp.	685	10,282
First Midwest Bancorp, Inc.	1,885	23,657
First Niagara Financial Group, Inc.	8,115	65,650
First Republic Bank	3,056	105,310
FirstMerit Corp.	2,636	38,828
FNB Corp.	3,111	34,874
FNB United Corp. (I)	587	6,974
Fulton Financial Corp.	4,878	48,097
German American Bancorp, Inc.	291	7,019
Glacier Bancorp, Inc.	1,642	25,582
Great Southern Bancorp, Inc.	282	8,717
Guaranty Bancorp (I)	3,117	6,296
Hampton Roads Bankshares, Inc. (I)(L)	929	1,394
Hancock Holding Company	2,022	62,581
Hanmi Financial Corp. (I)	638	8,173
Heartland Financial USA, Inc.	314	8,563
Heritage Commerce Corp. (I)	487	3,380
Heritage Financial Corp.	295	4,434
Heritage Oaks Bancorp (I)	942	5,426
Home BancShares, Inc.	638	21,749
Horizon Bancorp	196	5,602
Huntington Bancshares, Inc.	20,382	140,636
Iberiabank Corp. (L)	709	32,472
Independent Bank Corp.- MA (L)	557	16,760
International Bancshares Corp.	1,624	30,937
Intervest Bancshares Corp., Class A (I)	1,023	3,887
Investors Bancorp, Inc.	2,672	48,737
KeyCorp	22,547	197,061
Lakeland Bancorp, Inc.	501	5,185
Lakeland Financial Corp.	379	10,460
M&T Bank Corp.	2,996	285,099
Macatawa Bank Corp. (I)(L)	189	588
MainSource Financial Group, Inc.	345	4,430
MB Financial, Inc.	1,370	27,058
Mercantile Bank Corp. (I)	249	4,268
Merchants Bancshares, Inc.	177	5,230
Metro Bancorp, Inc. (I)	365	4,625
MetroCorp Bancshares, Inc. (I)	527	5,581
Middleburg Financial Corp.	287	5,097
MidSouth Bancorp, Inc.	361	5,845
MidWestOne Financial Group, Inc.	168	3,619
National Bankshares, Inc.	222	7,370
National Penn Bancshares, Inc.	3,509	31,967
NBT Bancorp, Inc. (L)	739	16,310
Northrim BanCorp, Inc.	124	2,497
Norwood Financial Corp.	107	3,180
Old National Bancorp	2,285	31,099
OmniAmerican Bancorp, Inc. (I)	300	6,819
Oriental Financial Group, Inc. (L)	922	9,699
Pacific Capital Bancorp (I)	765	35,114
Pacific Continental Corp.	507	4,528
Pacific Mercantile Bancorp (I)	547	3,577
PacWest Bancorp	776	18,135
Park National Corp.	392	27,448
Peapack Gladstone Financial Corp. (L)	326	5,327
Penns Woods Bancorp, Inc.	126	5,586
Peoples Bancorp, Inc.	361	8,263

396

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Peoples Financial Corp.	366	$3,034
Pinnacle Financial Partners, Inc. (I)(L)	731	14,123
PNC Financial Services Group, Inc.	12,456	785,974
Popular, Inc. (I)	2,513	43,802
Preferred Bank (I)	304	4,311
PrivateBancorp, Inc.	1,746	27,919
Prosperity Bancshares, Inc.	1,087	46,328
Regions Financial Corp.	33,145	238,975
Renasant Corp.	644	12,626
Republic Bancorp, Inc., Class A (L)	553	12,138
S&T Bancorp, Inc.	617	10,865
Sandy Spring Bancorp, Inc.	538	10,357
SCBT Financial Corp.	357	14,380
Seacoast Banking Corp. of Florida (I)	3,239	5,150
Sierra Bancorp	405	4,965
Signature Bank (I)(L)	1,094	73,386
Simmons First National Corp., Class A (L)	411	10,010
Southside Bancshares, Inc.	340	7,415
Southwest Bancorp, Inc. (I)	272	2,951
State Bank Financial Corp.	857	14,132
StellarOne Corp.	406	5,343
Sterling Bancorp	1,021	10,128
Sterling Financial Corp.	1,391	30,978
Suffolk Bancorp (I)	361	5,292
Sun Bancorp, Inc. (I)	1,838	6,194
SunTrust Banks, Inc.	12,667	358,096
Susquehanna Bancshares, Inc.	4,360	45,606
SVB Financial Group (I)	1,022	61,790
SY Bancorp, Inc.	393	9,298
Synovus Financial Corp. (L)	19,112	45,295
Taylor Capital Group, Inc. (I)	701	12,001
TCF Financial Corp.	3,834	45,778
Texas Capital Bancshares, Inc. (I)(L)	906	45,037
The Bancorp, Inc. (I)	700	7,189
The First of Long Island Corp.	263	8,103
Tompkins Financial Corp.	420	17,018
TowneBank	708	10,854
Trico Bancshares	463	7,653
Trustmark Corp.	1,569	38,189
U.S. Bancorp	45,088	1,546,518
UMB Financial Corp. (L)	1,004	48,875
Umpqua Holdings Corp. (L)	2,759	35,564
Union First Market Bankshares Corp.	524	8,153
United Bankshares, Inc.	1,203	29,967
United Community Banks, Inc. (I)	876	7,350
Univest Corp. of Pennsylvania	425	7,650
Valley National Bancorp	4,698	47,074
Virginia Commerce Bancorp, Inc. (I)	830	7,263
Washington Banking Company	255	3,613
Washington Trust Bancorp, Inc.	356	9,352
Webster Financial Corp.	2,088	49,486
Wells Fargo & Company	124,198	4,288,557
WesBanco, Inc.	568	11,763
West Bancorp, Inc.	339	4,085
West Coast Bancorp	391	8,805
Westamerica Bancorp.	657	30,912
Western Alliance Bancorp (I)	1,764	17,993
Wilshire Bancorp, Inc. (I)	1,518	9,563
Wintrust Financial Corp. (L)	886	33,287
Zions Bancorporation	4,373	90,324

		12,548,917
Consumer Finance - 0.8%
American Express Company	27,468	1,561,830
Capital One Financial Corp.	13,018	742,156

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Finance (continued)
Cash America International, Inc. (L)	711	$27,423
CompuCredit Holdings Corp. (I)	1,048	3,899
Credit Acceptance Corp. (I)	613	52,418
DFC Global Corp. (I)	1,023	17,544
Discover Financial Services	12,448	494,559
Ezcorp, Inc., Class A (I)	1,228	28,158
First Cash Financial Services, Inc. (I)	673	30,965
Green Dot Corp., Class A (I)	812	9,931
Imperial Holdings, Inc. (I)	412	1,405
Nelnet, Inc., Class A	1,071	25,426
Netspend Holdings, Inc. (I)	1,890	18,579
Regional Management Corp. (I)	351	6,055
SLM Corp.	11,967	188,121
The First Marblehead Corp. (I)(L)	3,582	3,761
World Acceptance Corp. (I)(L)	327	22,056

		3,234,286
Diversified Financial Services - 2.3%
Bank of America Corp.	252,863	2,232,780
California First National Bancorp	339	6,251
CBOE Holdings, Inc.	2,142	63,018
Citigroup, Inc.	68,964	2,256,502
CME Group, Inc.	7,815	447,800
Gain Capital Holdings, Inc.	1,138	5,610
Interactive Brokers Group, Inc., Class A	1,129	15,829
IntercontinentalExchange, Inc. (I)	1,704	227,331
JPMorgan Chase & Company	89,923	3,640,083
KKR Financial Holdings LLC	4,229	42,501
Leucadia National Corp. (L)	5,745	130,699
Life Partners Holdings, Inc. (L)	788	2,128
MarketAxess Holdings, Inc.	867	27,397
Marlin Business Services Corp.	253	5,366
MicroFinancial, Inc.	548	5,014
Moody’s Corp. (L)	5,240	231,451
MSCI, Inc. (I)	2,844	101,787
NewStar Financial, Inc. (I)	1,022	12,254
NYSE Euronext	6,070	149,626
PHH Corp. (I)	1,363	27,737
PICO Holdings, Inc. (I)	459	10,474
Resource America, Inc., Class A	737	5,041
The NASDAQ OMX Group, Inc.	4,068	94,764

		9,741,443
Insurance - 3.8%
Aflac, Inc.	10,955	524,525
Alleghany Corp. (I)	392	135,216
Allied World Assurance Company
Holdings AG	864	66,744
Alterra Capital Holdings, Ltd.	2,356	56,403
American Equity Investment Life
Holding Company (L)	1,277	14,852
American Financial Group, Inc.	2,332	88,383
American International Group, Inc. (I)	44,697	1,465,615
American National Insurance Company	628	45,109
American Safety Insurance Holdings, Ltd. (I)	198	3,701
AMERISAFE, Inc. (I)	368	9,988
Amtrust Financial Services, Inc. (L)	1,610	41,248
Arch Capital Group, Ltd. (I)	3,234	134,793
Argo Group International Holdings, Ltd.	654	21,183
Arthur J. Gallagher & Company	2,668	95,568
Aspen Insurance Holdings, Ltd.	1,667	50,827
Assurant, Inc.	2,044	76,241
Assured Guaranty, Ltd.	4,193	57,109
Axis Capital Holdings, Ltd.	3,134	109,439
Baldwin & Lyons, Inc., Class B	318	7,603

397

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Berkshire Hathaway, Inc., Class B (I)	58,023	$5,117,629
Brown & Brown, Inc.	3,423	89,238
Cincinnati Financial Corp.	3,808	144,285
Citizens, Inc. (I)(L)	1,265	13,270
CNA Financial Corp.	6,333	169,724
CNO Financial Group, Inc.	5,910	57,032
Crawford & Company, Class B	1,523	7,630
Donegal Group, Inc., Class A	577	8,101
Eastern Insurance Holdings, Inc.	463	7,765
eHealth, Inc. (I)	514	9,648
EMC Insurance Group, Inc.	262	5,502
Employers Holdings, Inc.	815	14,939
Endurance Specialty Holdings, Ltd.	1,070	41,195
Enstar Group, Ltd. (I)	327	32,586
Erie Indemnity Company, Class A	1,156	74,296
Everest Re Group, Ltd.	1,285	137,444
FBL Financial Group, Inc., Class A	711	23,605
Fidelity National Financial, Inc., Class A	5,254	112,383
First American Financial Corp.	2,568	55,649
Flagstone Reinsurance Holdings SA	1,521	13,065
Fortegra Financial Corp. (I)	697	5,527
Genworth Financial, Inc., Class A (I)	11,738	61,390
Greenlight Capital Re, Ltd., Class A (I)	826	20,444
Hallmark Financial Services, Inc. (I)	346	2,816
Hartford Financial Services Group, Inc.	10,288	199,999
HCC Insurance Holdings, Inc.	2,503	84,827
Hilltop Holdings, Inc. (I)	1,210	15,379
Homeowners Choice, Inc. (L)	340	7,990
Horace Mann Educators Corp.	866	15,683
Independence Holding Company	699	7,039
Infinity Property & Casualty Corp.	310	18,721
Investors Title Company	91	5,937
Kansas City Life Insurance Company	217	8,361
Kemper Corp.	1,473	45,236
Lincoln National Corp.	6,899	166,887
Loews Corp.	9,372	386,689
Maiden Holdings, Ltd.	1,550	13,780
Markel Corp. (I)	225	103,160
Marsh & McLennan Companies, Inc.	12,795	434,134
MBIA, Inc. (I)	4,550	46,092
Meadowbrook Insurance Group, Inc.	1,157	8,897
Mercury General Corp.	1,321	51,057
MetLife, Inc.	24,944	859,570
Montpelier Re Holdings, Ltd.	1,358	30,053
National Financial Partners Corp. (I)(L)	914	15,447
National Interstate Corp.	423	10,913
National Western Life Insurance
Company, Class A	76	10,887
Old Republic International Corp.	5,998	55,781
OneBeacon Insurance Group, Ltd., Class A	2,238	30,079
PartnerRe, Ltd.	1,553	115,357
Platinum Underwriters Holdings, Ltd.	885	36,170
Presidential Life Corp.	895	12,467
Primerica, Inc.	1,482	42,444
Principal Financial Group, Inc.	7,044	189,765
ProAssurance Corp.	735	66,473
Protective Life Corp.	1,973	51,712
Prudential Financial, Inc.	11,511	627,465
Reinsurance Group of America, Inc.	1,702	98,495
RenaissanceRe Holdings, Ltd.	1,236	95,221
RLI Corp.	484	32,263
Safety Insurance Group, Inc.	326	14,957
SeaBright Holdings, Inc.	318	3,498
Selective Insurance Group, Inc.	1,211	22,997
StanCorp Financial Group, Inc. (L)	1,053	32,896

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
State Auto Financial Corp.	848	$13,899
Stewart Information Services Corp. (L)	519	10,453
Symetra Financial Corp.	2,961	36,420
The Allstate Corp.	11,748	465,338
The Chubb Corp.	6,374	486,209
The Hanover Insurance Group, Inc.	1,079	40,204
The Navigators Group, Inc. (I)	349	17,180
The Phoenix Companies, Inc. (I)(L)	175	5,367
The Progressive Corp.	14,383	298,303
The Travelers Companies, Inc.	9,249	631,337
Torchmark Corp.	2,388	122,624
Tower Group, Inc.	901	17,470
United Fire Group, Inc.	567	14,243
Universal Insurance Holdings, Inc.	1,281	4,932
Unum Group (L)	6,901	132,637
Validus Holdings, Ltd.	2,334	79,146
W.R. Berkley Corp.	3,268	122,517
White Mountains Insurance Group, Ltd.	165	84,701

		15,887,468
Real Estate Investment Trusts - 2.9%
Acadia Realty Trust	953	23,653
AG Mortgage Investment Trust, Inc.	417	10,062
Agree Realty Corp.	281	7,163
Alexander’s, Inc.	126	53,864
Alexandria Real Estate Equities, Inc.	1,458	107,192
American Assets Trust, Inc.	957	25,638
American Campus Communities, Inc. (L)	1,725	75,693
American Capital Agency Corp.	6,723	232,549
Annaly Capital Management, Inc.	22,654	381,493
Anworth Mortgage Asset Corp.	3,235	21,998
Apartment Investment & Management
Company, Class A	2,855	74,201
Apollo Commercial Real Estate Finance, Inc.	581	10,075
Apollo Residential Mortgage, Inc.	567	12,497
Arbor Realty Trust, Inc.	993	5,928
Ares Commercial Real Estate Corp. (L)	334	5,698
ARMOUR Residential REIT, Inc.	3,905	29,912
Ashford Hospitality Trust, Inc.	1,677	14,087
Associated Estates Realty Corp.	1,065	16,145
AvalonBay Communities, Inc.	2,234	303,802
BioMed Realty Trust, Inc.	3,595	67,298
Boston Properties, Inc.	3,505	387,688
Brandywine Realty Trust	3,196	38,959
BRE Properties, Inc.	1,773	83,136
BRT Realty Trust (I)	597	3,881
Camden Property Trust	1,796	115,824
Campus Crest Communities, Inc.	582	6,286
Capital Trust, Inc., Class A (I)	6	23
CapLease, Inc.	1,672	8,644
Capstead Mortgage Corp.	2,151	29,017
CBL & Associates Properties, Inc.	3,484	74,349
Cedar Realty Trust, Inc.	1,659	8,760
Chatham Lodging Trust	582	8,078
Chesapeake Lodging Trust	837	16,631
Chimera Investment Corp.	23,852	64,639
Colonial Properties Trust	2,110	44,416
Colony Financial, Inc.	862	16,792
CommonWealth REIT	1,997	29,076
Coresite Realty Corp.	449	12,096
Corporate Office Properties Trust (L)	1,725	41,348
Cousins Properties, Inc.	2,213	17,571
CreXus Investment Corp.	1,825	19,728
CubeSmart	2,961	38,108
CYS Investments, Inc.	2,621	36,930

398

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
DCT Industrial Trust, Inc. (L)	5,788	$37,448
DDR Corp.	6,575	100,992
DiamondRock Hospitality Company	3,957	38,106
Digital Realty Trust, Inc.	2,483	173,438
Douglas Emmett, Inc.	3,208	74,009
Duke Realty Corp.	6,210	91,287
DuPont Fabros Technology, Inc.	1,429	36,082
Dynex Capital, Inc.	1,357	14,588
EastGroup Properties, Inc.	693	36,868
Education Realty Trust, Inc.	2,304	25,114
Entertainment Properties Trust	1,086	48,251
Equity Lifestyle Properties, Inc.	975	66,417
Equity One, Inc.	2,788	58,715
Equity Residential	7,075	407,025
Essex Property Trust, Inc.	823	122,002
Excel Trust, Inc.	858	9,798
Extra Space Storage, Inc.	2,227	74,048
Federal Realty Investment Trust	1,494	157,318
FelCor Lodging Trust, Inc. (I)	3,275	15,524
First Industrial Realty Trust, Inc. (I)	1,910	25,097
First Potomac Realty Trust	1,135	14,619
Franklin Street Properties Corp.	1,913	21,177
General Growth Properties, Inc.	22,103	430,566
Getty Realty Corp. (L)	779	13,983
Gladstone Commercial Corp.	304	5,551
Glimcher Realty Trust	3,168	33,486
Government Properties Income Trust	1,126	26,348
Gramercy Capital Corp. (I)	1,840	5,538
Hatteras Financial Corp.	2,041	57,536
HCP, Inc.	9,660	429,677
Health Care REIT, Inc.	4,897	282,802
Healthcare Realty Trust, Inc.	1,849	42,619
Hersha Hospitality Trust	4,355	21,340
Highwoods Properties, Inc. (L)	1,715	55,943
Home Properties, Inc.	1,128	69,113
Hospitality Properties Trust	2,911	69,224
Host Hotels & Resorts, Inc. (L)	16,666	267,489
Hudson Pacific Properties, Inc.	1,159	21,442
Inland Real Estate Corp. (L)	1,968	16,236
Invesco Mortgage Capital, Inc.	2,783	56,022
Investors Real Estate Trust (L)	2,146	17,747
iStar Financial, Inc. (I)(L)	1,937	16,038
Kilroy Realty Corp.	1,528	68,424
Kimco Realty Corp.	9,585	194,288
Kite Realty Group Trust	1,666	8,497
LaSalle Hotel Properties	2,027	54,101
Lexington Realty Trust (L)	3,804	36,747
Liberty Property Trust	2,719	98,537
LTC Properties, Inc.	764	24,333
Mack-Cali Realty Corp.	2,075	55,195
Medical Properties Trust, Inc.	3,201	33,450
MFA Financial, Inc.	8,465	71,953
Mid-America Apartment Communities, Inc.	951	62,110
Mission West Properties, Inc.	425	3,698
Monmouth Real Estate
Investment Corp., Class A	804	8,997
MPG Office Trust, Inc. (I)	1,961	6,569
National Health Investments, Inc.	688	35,391
National Retail Properties, Inc.	2,499	76,220
New York Mortgage Trust, Inc.	907	6,394
Newcastle Investment Corp.	3,417	25,730
NorthStar Realty Finance Corp. (L)	3,620	23,023
Omega Healthcare Investors, Inc.	2,439	55,438
One Liberty Properties, Inc.	359	6,695
Parkway Properties, Inc.	348	4,653

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Pebblebrook Hotel Trust	1,251	$29,261
Pennsylvania Real Estate Investment Trust	1,314	20,840
PennyMac Mortgage Investment Trust	1,030	24,071
Piedmont Office Realty Trust, Inc., Class A	4,093	70,973
Plum Creek Timber Company, Inc. (L)	3,802	166,680
PMC Commercial Trust	406	3,045
Post Properties, Inc.	1,263	60,573
Potlatch Corp.	951	35,539
Prologis, Inc.	10,830	379,375
PS Business Parks, Inc.	556	37,152
Public Storage	4,048	563,360
RAIT Financial Trust (L)	1,551	8,143
Ramco-Gershenson Properties Trust	1,184	14,836
Rayonier, Inc. (L)	2,853	139,826
Realty Income Corp. (L)	3,134	128,149
Redwood Trust, Inc.	1,816	26,259
Regency Centers Corp.	2,150	104,770
Resource Capital Corp.	1,630	9,584
Retail Properties of America, Inc., Class A	3,187	36,077
RLJ Lodging Trust	2,541	48,050
Rouse Properties, Inc. (L)	1,216	17,450
Sabra Health Care REIT, Inc.	982	19,650
Saul Centers, Inc.	429	19,048
Select Income REIT	788	19,401
Senior Housing Properties Trust	3,905	85,051
Simon Property Group, Inc.	6,998	1,062,366
SL Green Realty Corp.	2,046	163,823
Sovran Self Storage, Inc.	710	41,074
STAG Industrial, Inc.	714	11,610
Starwood Property Trust, Inc.	2,468	57,430
Strategic Hotels & Resorts, Inc. (I)	4,829	29,022
Summit Hotel Properties, Inc.	894	7,635
Sun Communities, Inc.	583	25,722
Sunstone Hotel Investors, Inc. (I)	2,901	31,911
Tanger Factory Outlet Centers	2,168	70,091
Taubman Centers, Inc.	1,349	103,509
Terreno Realty Corp.	423	6,683
The Macerich Company	3,109	177,928
UDR, Inc.	5,691	141,251
UMH Properties, Inc.	500	5,985
Universal Health Realty Income Trust	329	15,127
Urstadt Biddle Properties, Inc.	242	4,661
Urstadt Biddle Properties, Inc., Class A	678	13,716
Ventas, Inc.	6,822	424,670
Vornado Realty Trust	4,352	352,730
Washington Real Estate Investment Trust	1,560	41,839
Weingarten Realty Investors	2,862	80,451
Weyerhaeuser Company	12,629	330,122
Whitestone REIT	195	2,574
Winthrop Realty Trust	634	6,835
WP Carey, Inc.	957	46,893

		12,450,815
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc. (I)	1,025	30,268
Altisource Portfolio Solutions SA (I)	562	48,473
American Realty Capital Properties, Inc.	433	5,395
American Spectrum Realty, Inc. (I)	265	996
AV Homes, Inc. (I)	319	4,734
Brookfield Office Properties Corp.	11,828	195,872
CBRE Group, Inc., Class A (I)	7,677	141,334
Consolidated-Tomoka Land Company (L)	186	6,118
Forest City Enterprises, Inc., Class A (I)(L)	4,002	63,432
Forestar Group, Inc. (I)	777	12,945
Jones Lang LaSalle, Inc.	1,021	77,953

399

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Tejon Ranch Company (I)	488	$14,660
The Howard Hughes Corp. (I)	917	65,153
The St. Joe Company (I)(L)	2,200	42,900
Thomas Properties Group, Inc.	739	4,301
Zillow, Inc., Class A (I)(L)	673	28,387

		742,921
Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp. (L)	2,156	21,301
Bank Mutual Corp.	1,528	6,952
BankFinancial Corp.	281	2,470
BBX Capital Corp., Class A (I)	641	4,141
Beacon Federal Bancorp, Inc.	268	5,510
Beneficial Mutual Bancorp, Inc. (I)	1,922	18,374
Berkshire Hill Bancorp, Inc.	656	15,009
BofI Holding, Inc. (I)	186	4,845
Brookline Bancorp, Inc.	1,601	14,121
Cape Bancorp, Inc. (I)	445	4,165
Capitol Federal Financial, Inc.	4,000	47,840
Charter Financial Corp.	469	4,573
Chicopee Bancorp, Inc. (I)	261	3,771
Citizens South Banking Corp.	574	4,018
Clifton Savings Bancorp, Inc.	529	5,819
Dime Community Bancshares, Inc.	830	11,985
Doral Financial Corp. (I)	3,913	3,681
ESB Financial Corp.	355	4,956
ESSA Bancorp, Inc.	417	4,333
EverBank Financial Corp.	2,413	33,227
Federal Agricultural Mortgage Corp., Class C	198	5,097
Federal Home Loan Mortgage Corp. (I)	17,838	4,602
Federal National Mortgage Association (I)(L)	30,524	8,486
First Defiance Financial Corp.	319	5,506
First Financial Holdings, Inc.	552	7,170
First Financial Northwest, Inc. (I)	325	2,616
First Pactrust Bancorp, Inc.	371	4,641
Flagstar Bancorp, Inc. (I)	14,703	16,173
Flushing Financial Corp.	852	13,462
Fox Chase Bancorp, Inc.	321	5,014
Franklin Financial Corp. (I)	301	5,135
Hampden Bancorp, Inc.	65	822
Heritage Financial Group, Inc.	198	2,602
Home Bancorp, Inc. (I)	339	6,099
Home Federal Bancorp, Inc.	520	5,886
HomeStreet, Inc. (I)	118	4,491
Hudson City Bancorp, Inc.	12,343	98,250
Kaiser Federal Financial Group, Inc.	370	5,583
Kearny Financial Corp.	1,615	15,730
Meridian Interstate Bancorp, Inc. (I)	515	8,498
Meta Financial Group, Inc.	182	4,414
MGIC Investment Corp. (I)	4,683	7,165
MutualFirst Financial, Inc.	350	3,983
NASB Financial, Inc. (I)	241	5,986
New England Bancshares, Inc.	298	4,080
New York Community Bancorp, Inc. (L)	10,424	147,604
Northfield Bancorp, Inc. (L)	1,063	17,029
Northwest Bancshares, Inc.	2,383	29,144
Ocean Shore Holding Company	259	3,481
OceanFirst Financial Corp.	500	7,335
Ocwen Financial Corp. (I)	2,988	81,901
Oneida Financial Corp.	434	4,566
Oritani Financial Corp.	1,190	17,910
People’s United Financial, Inc.	8,378	101,709
Provident Financial Holdings, Inc.	232	3,297
Provident Financial Services, Inc.	1,435	22,659
Provident New York Bancorp	799	7,519

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Radian Group, Inc. (L)	2,897	$12,573
Rockville Financial, Inc.	684	8,379
Roma Financial Corp.	677	6,025
SI Financial Group, Inc.	233	2,731
Teche Holding Company	89	3,588
Territorial Bancorp, Inc.	309	7,092
TFS Financial Corp. (I)	7,160	64,941
Tree.com, Inc. (I)	454	7,114
TrustCo Bank Corp.	2,241	12,819
United Community Financial Corp. (I)	1,412	4,928
United Financial Bancorp, Inc.	332	4,804
ViewPoint Financial Group	889	17,042
Walker & Dunlop, Inc. (I)	651	10,006
Washington Federal, Inc.	2,606	43,468
Waterstone Financial, Inc. (I)	289	1,500
Westfield Financial, Inc.	590	4,419
WSFS Financial Corp.	229	9,453

		1,137,618

		64,040,870
Health Care - 10.7%
Biotechnology - 1.8%
Aastrom Biosciences Inc (I)	222	360
Achillion Pharmaceuticals, Inc. (I)(L)	1,525	15,875
Acorda Therapeutics, Inc. (I)	997	25,533
Aegerion Pharmaceuticals, Inc. (I)	465	6,891
Affymax, Inc. (I)	914	19,249
Agenus, Inc. (I)	742	3,421
Alexion Pharmaceuticals, Inc. (I)	4,371	500,042
Alkermes PLC (I)	3,094	64,201
Allos Therapeutics, Inc. (I)	2,833	0
Alnylam Pharmaceuticals, Inc. (I)	1,341	25,197
AMAG Pharmaceuticals, Inc. (I)	504	8,941
Amgen, Inc.	18,681	1,575,182
Amicus Therapeutics, Inc. (I)	825	4,290
Anacor Pharmaceuticals, Inc. (I)	751	4,942
Anthera Pharmaceuticals, Inc. (I)	971	965
Arena Pharmaceuticals, Inc. (I)(L)	4,330	36,026
Ariad Pharmaceuticals, Inc. (I)(L)	3,635	88,058
Arqule, Inc. (I)	1,434	7,328
Array BioPharma, Inc. (I)	2,419	14,175
Astex Pharmaceuticals (I)	2,106	6,465
AVEO Pharmaceuticals, Inc. (I)	937	9,754
BioCryst Pharmaceuticals, Inc. (I)(L)	1,345	5,703
Biogen Idec, Inc. (I)	5,640	841,657
BioMarin Pharmaceutical, Inc. (I)(L)	2,715	109,333
Biospecifics Technologies Corp. (I)	213	4,136
Biotime, Inc. (I)(L)	1,251	5,254
Cel-Sci Corp. (I)(L)	9,231	3,185
Celgene Corp. (I)	10,359	791,428
Cell Therapeutics, Inc. (I)(L)	824	2,002
Celldex Therapeutics, Inc. (I)(L)	1,190	7,497
Cepheid, Inc. (I)(L)	1,496	51,627
Chelsea Therapeutics International, Ltd. (I)	1,686	2,023
Clovis Oncology, Inc. (I)	543	11,104
Codexis, Inc. (I)	682	2,066
Cubist Pharmaceuticals, Inc. (I)	1,446	68,945
Curis, Inc. (I)	1,723	7,133
Cytokinetics, Inc. (I)	3,553	2,960
Cytomedix, Inc. (I)	2,220	1,954
Cytori Therapeutics, Inc. (I)(L)	1,530	6,747
CytRx Corp. (I)(L)	916	3,325
Dendreon Corp. (I)(L)	3,465	16,736
Discovery Laboratories, Inc. (I)	1,667	5,468

400

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Dusa Pharmaceuticals, Inc. (I)	924	$6,274
Dyax Corp. (I)	2,894	7,524
Dynavax Technologies Corp. (I)	3,740	17,802
Emergent Biosolutions, Inc. (I)	908	12,903
Enzon Pharmaceuticals, Inc. (I)	869	6,048
Exact Sciences Corp. (I)	1,158	12,750
Exelixis, Inc. (I)(L)	3,801	18,321
Genomic Health, Inc. (I)(L)	747	25,913
Geron Corp. (I)(L)	2,658	4,519
Gilead Sciences, Inc. (I)	17,866	1,185,052
GTx, Inc. (I)	1,712	7,841
Halozyme Therapeutics, Inc. (I)	2,595	19,618
Idenix Pharmaceuticals, Inc. (I)	2,529	11,558
Idera Pharmaceuticals, Inc. (I)	1,889	1,889
Immunogen, Inc. (I)	1,931	28,193
Immunomedics, Inc. (I)	2,223	7,803
Incyte Corp. (I)(L)	3,053	55,107
Infinity Pharmaceuticals, Inc. (I)	546	12,858
Insmed, Inc. (I)	734	3,340
InterMune, Inc. (I)	1,581	14,182
Ironwood Pharmaceuticals, Inc. (I)(L)	2,647	33,829
Isis Pharmaceuticals, Inc. (I)	2,245	31,587
Keryx Biopharmaceuticals Inc. (I)	1,712	4,828
Lexicon Pharmaceuticals, Inc. (I)(L)	11,846	27,483
Ligand Pharmaceuticals, Inc., Class B (I)	565	9,690
MannKind Corp. (I)(L)	3,187	9,179
Maxygen, Inc.	1,126	2,973
Medivation, Inc. (I)(L)	1,732	97,616
Merrimack Pharmaceuticals, Inc. (I)(L)	2,313	21,696
Metabolix, Inc. (I)	824	1,376
Momenta Pharmaceuticals, Inc. (I)	1,128	16,435
Myrexis, Inc. (I)	1,464	3,558
Myriad Genetics, Inc. (I)	1,918	51,767
Nabi Biopharmaceuticals (I)	2,224	3,936
Nanosphere, Inc. (I)	153	508
Neurocrine Biosciences, Inc. (I)	1,654	13,199
NewLink Genetics Corp. (I)	427	6,930
Novavax, Inc. (I)	2,891	6,245
NPS Pharmaceuticals, Inc. (I)	2,218	20,517
OncoGenex Pharmaceuticals, Inc. (I)	331	4,690
Onyx Pharmaceuticals, Inc. (I)	1,547	130,722
Opko Health, Inc. (I)(L)	7,133	29,816
Orexigen Therapeutics, Inc. (I)	1,575	8,993
Osiris Therapeutics, Inc. (I)(L)	586	6,475
PDL BioPharma, Inc. (L)	3,179	24,447
Pharmacyclics, Inc. (I)	1,638	105,651
PharmAthene, Inc. (I)	2,050	2,419
Progenics Pharmaceuticals, Inc. (I)	637	1,828
Protalix BioTherapeutics, Inc. (I)	1,952	10,111
Raptor Pharmaceutical Corp. (I)	1,261	7,011
Regeneron Pharmaceuticals, Inc. (I)	2,222	339,211
Repligen Corp. (I)	394	2,348
Rigel Pharmaceuticals, Inc. (I)	1,559	15,980
Sangamo Biosciences, Inc. (I)	1,339	8,141
Sarepta Therapeutics, Inc. (I)	825	12,812
Savient Pharmaceuticals, Inc. (I)(L)	1,834	4,567
Seattle Genetics, Inc. (I)(L)	2,734	73,681
SIGA Technologies, Inc. (I)	1,202	3,846
Spectrum Pharmaceuticals, Inc. (I)(L)	1,314	15,374
Sunesis Pharmaceuticals Inc (I)	1,601	9,046
Synageva BioPharma Corp. (I)	551	29,440
Synergy Pharmaceuticals, Inc. (I)	1,368	6,539
Synta Pharmaceuticals Corp. (I)	1,470	11,201
Targacept, Inc. (I)(L)	722	3,531
Theravance, Inc. (I)(L)	2,109	54,644

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Threshold Pharmaceuticals, Inc. (I)	1,171	$8,478
Trius Therapeutics, Inc. (I)	804	4,687
Unigene Laboratories, Inc. (I)	3,859	571
United Therapeutics Corp. (I)	1,275	71,247
Vanda Pharmaceuticals, Inc. (I)	813	3,276
Verastem, Inc. (I)	675	6,338
Vertex Pharmaceuticals, Inc. (I)	4,956	277,288
Vical, Inc. (I)	1,786	7,716
XOMA Corp. (I)	2,065	7,620
Zalicus, Inc. (I)	2,383	1,764
ZIOPHARM Oncology, Inc. (I)(L)	1,643	8,954

		7,510,488
Health Care Equipment & Supplies - 1.6%
Abaxis, Inc. (I)	481	17,278
ABIOMED, Inc. (I)(L)	856	17,967
Accuray, Inc. (I)	1,374	9,728
Alere, Inc. (I)	1,898	36,992
Align Technology, Inc. (I)(L)	1,916	70,835
Alphatec Holdings, Inc. (I)	2,105	3,473
Analogic Corp.	263	20,559
AngioDynamics, Inc. (I)	717	8,747
Anika Therapeutics, Inc. (I)	423	6,353
Antares Pharma, Inc. (I)(L)	2,166	9,444
ArthroCare Corp. (I)	692	22,421
AtriCure, Inc. (I)	522	3,884
Atrion Corp.	42	9,303
Baxter International, Inc.	13,207	795,854
Becton, Dickinson and Company	4,944	388,401
Biolase, Inc. (I)	1,197	2,047
Boston Scientific Corp. (I)	34,252	196,606
C.R. Bard, Inc.	2,002	209,509
Cantel Medical Corp.	697	18,875
Cardiovascular Systems, Inc. (I)	285	3,295
CareFusion Corp. (I)	5,309	150,723
Cerus Corp. (I)(L)	1,672	5,685
Conceptus, Inc. (I)	813	16,512
CONMED Corp.	603	17,186
CryoLife, Inc.	961	6,458
Cutera, Inc. (I)	517	3,862
Cyberonics, Inc. (I)	620	32,500
Cynosure, Inc., Class A (I)	243	6,410
Delcath Systems, Inc. (I)	1,249	2,023
DENTSPLY International, Inc.	3,300	125,862
Derma Sciences, Inc. (I)	462	4,796
DexCom, Inc. (I)(L)	1,694	25,461
Edwards Lifesciences Corp. (I)	2,693	289,147
Endologix, Inc. (I)	1,262	17,441
EnteroMedics, Inc. (I)	534	1,949
Exactech, Inc. (I)	230	4,101
GenMark Diagnostics, Inc. (I)	864	7,957
Greatbatch, Inc. (I)	471	11,459
Haemonetics Corp. (I)	605	48,521
Hansen Medical, Inc. (I)(L)	1,736	3,385
HeartWare International, Inc. (I)	353	33,355
Hill-Rom Holdings, Inc.	1,517	44,084
Hologic, Inc. (I)	6,239	126,277
ICU Medical, Inc. (I)(L)	360	21,773
IDEXX Laboratories, Inc. (I)(L)	1,307	129,850
Insulet Corp. (I)(L)	1,189	25,659
Integra LifeSciences Holdings Corp. (I)	585	24,044
Intuitive Surgical, Inc. (I)	936	463,910
Invacare Corp.	804	11,369
IRIS International, Inc. (I)	571	11,146
LeMaitre Vascular, Inc.	96	616

401

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
MAKO Surgical Corp. (I)(L)	1,016	$17,689
Masimo Corp. (I)	1,282	30,999
Medical Action Industries, Inc. (I)	647	2,258
Medtronic, Inc.	24,537	1,058,035
MELA Sciences, Inc. (I)	893	2,867
Meridian Bioscience, Inc. (L)	882	16,917
Merit Medical Systems, Inc. (I)	1,003	14,975
Natus Medical, Inc. (I)	845	11,044
Navidea Biopharmaceuticals, Inc. (I)(L)	1,989	5,470
Neogen Corp. (I)	594	25,364
NuVasive, Inc. (I)	995	22,795
NxStage Medical, Inc. (I)	1,350	17,834
OraSure Technologies, Inc. (I)	1,076	11,965
Orthofix International NV (I)	450	20,138
Palomar Medical Technologies, Inc. (I)	656	6,193
PhotoMedex, Inc. (I)	575	8,085
Quidel Corp. (I)	676	12,797
ResMed, Inc.	3,353	135,696
Rochester Medical Corp. (I)	426	5,031
Rockwell Medical Technologies, Inc. (I)	594	4,853
RTI Biologics, Inc. (I)	1,037	4,324
Sirona Dental Systems, Inc. (I)	1,324	75,415
Solta Medical, Inc. (I)	1,717	5,391
Spectranetics Corp. (I)	803	11,844
St. Jude Medical, Inc.	7,515	316,607
Staar Surgical Company (I)	873	6,600
STERIS Corp.	1,403	49,764
Stryker Corp.	8,969	499,215
SurModics, Inc. (I)	312	6,309
Symmetry Medical, Inc. (I)	635	6,280
Synergetics USA, Inc. (I)	781	3,858
Teleflex, Inc.	962	66,224
The Cooper Companies, Inc.	1,144	108,062
Thoratec Corp. (I)	1,365	47,229
TranS1, Inc. (I)	1,095	2,891
Uroplasty, Inc. (I)(L)	1,021	3,890
Utah Medical Products, Inc.	212	7,206
Varian Medical Systems, Inc. (I)(L)	2,656	160,210
Vascular Solutions, Inc. (I)	271	4,014
Volcano Corp. (I)	1,271	36,312
West Pharmaceutical Services, Inc.	811	43,040
Wright Medical Group, Inc. (I)	861	19,037
Young Innovations, Inc.	174	6,803
Zeltiq Aesthetics, Inc. (I)	900	5,076
Zimmer Holdings, Inc.	4,167	281,773

		6,733,471
Health Care Providers & Services - 2.0%
Accretive Health, Inc. (I)	2,325	25,947
Aetna, Inc.	8,209	325,076
Air Methods Corp. (I)(L)	310	37,005
Almost Family, Inc. (I)	242	5,150
Amedisys, Inc. (I)(L)	738	10,192
AMERIGROUP Corp. (I)	1,116	102,036
AmerisourceBergen Corp.	6,023	233,150
AMN Healthcare Services, Inc. (I)	1,002	10,080
Amsurg Corp. (I)	790	22,420
Assisted Living Concepts, Inc., Class A (L)	455	3,472
Bio-Reference Labs, Inc. (I)	734	20,978
BioScrip, Inc. (I)	1,315	11,980
Brookdale Senior Living, Inc. (I)	2,906	67,477
Capital Senior Living Corp. (I)	483	6,989
Cardinal Health, Inc.	8,144	317,372
CardioNet, Inc. (I)	1,057	2,664
Catamaran Corp. (I)	788	77,200

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Centene Corp. (I)	1,186	$44,368
Chemed Corp. (L)	429	29,725
Chindex International, Inc. (I)	513	5,299
Cigna Corp.	6,802	320,850
Community Health Systems, Inc. (I)	2,086	60,786
Corvel Corp. (I)	241	10,785
Coventry Health Care, Inc.	3,367	140,370
Cross Country Healthcare, Inc. (I)	1,002	4,729
DaVita, Inc. (I)	2,216	229,600
Emeritus Corp. (I)	1,079	22,594
ExamWorks Group, Inc. (I)	713	10,638
Express Scripts Holding Company (I)	18,799	1,178,133
Five Star Quality Care, Inc. (I)	1,369	6,996
Gentiva Health Services, Inc. (I)(L)	809	9,158
Hanger, Inc. (I)	841	23,994
HCA Holdings, Inc.	10,313	342,907
Health Management
Associates, Inc., Class A (I)(L)	6,080	51,011
Health Net, Inc. (I)	1,964	44,210
HealthSouth Corp. (I)	2,288	55,049
Healthways, Inc. (I)	968	11,335
Henry Schein, Inc. (I)(L)	2,105	166,863
HMS Holdings Corp. (I)(L)	2,028	67,796
Humana, Inc.	3,848	269,937
IPC The Hospitalist Company, Inc. (I)	426	19,468
Kindred Healthcare, Inc. (I)(L)	1,247	14,191
Laboratory Corp. of America Holdings (I)	2,231	206,301
Landauer, Inc. (L)	196	11,705
LCA-Vision, Inc. (I)	715	2,889
LHC Group, Inc. (I)	506	9,346
LifePoint Hospitals, Inc. (I)(L)	1,152	49,283
Magellan Health Services, Inc. (I)	679	35,043
McKesson Corp.	5,805	499,404
Medcath Corp.	613	840
MEDNAX, Inc. (I)	1,135	84,501
Metropolitan Health Networks, Inc. (I)	1,175	10,975
Molina Healthcare, Inc. (I)	1,059	26,634
MWI Veterinary Supply, Inc. (I)(L)	319	34,031
National Healthcare Corp.	287	13,701
National Research Corp.	200	10,054
Omnicare, Inc.	2,684	91,175
Owens & Minor, Inc. (L)	1,541	46,045
Patterson Companies, Inc.	2,632	90,120
PDI, Inc. (I)	252	2,008
PharMerica Corp. (I)	545	6,900
PSS World Medical, Inc. (I)	1,202	27,382
Quest Diagnostics, Inc.	3,745	237,545
RadNet, Inc. (I)	1,485	4,128
Select Medical Holdings Corp. (I)	3,255	36,554
Skilled Healthcare Group, Inc., Class A (I)(L)	1,126	7,240
Sun Healthcare Group, Inc. (I)	807	6,831
Sunrise Senior Living, Inc. (I)	1,485	21,191
Team Health Holdings, Inc. (I)	1,609	43,652
Tenet Healthcare Corp. (I)	9,451	59,258
The Ensign Group, Inc.	547	16,741
The Providence Service Corp. (I)	384	4,988
Triple-S Management Corp., Class B (I)	744	15,550
UnitedHealth Group, Inc.	24,585	1,362,255
Universal American Corp. (I)	1,908	17,630
Universal Health Services, Inc., Class B	2,318	106,002
US Physical Therapy, Inc.	232	6,410
Vanguard Health Systems, Inc. (I)	1,912	23,651
VCA Antech, Inc. (I)	2,095	41,334
WellCare Health Plans, Inc. (I)	1,019	57,624

402

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
WellPoint, Inc.	7,855	$455,669

		8,202,570
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	4,531	56,320
athenahealth, Inc. (I)	854	78,372
Cerner Corp. (I)	4,022	311,343
Computer Programs & Systems, Inc.	275	15,276
Epocrates, Inc. (I)	733	8,539
Greenway Medical Technologies, Inc. (I)(L)	752	12,859
HealthStream, Inc. (I)	537	15,283
MedAssets, Inc. (I)	1,217	21,663
Medidata Solutions, Inc. (I)	654	27,141
Mediware Information Systems (I)	162	3,549
Merge Healthcare, Inc. (I)(L)	1,992	7,629
Omnicell, Inc. (I)	909	12,635
Quality Systems, Inc. (L)	1,382	25,636
Vocera Communications, Inc. (I)	551	17,031

		613,276
Life Sciences Tools & Services - 0.5%
Affymetrix, Inc. (I)(L)	2,012	8,712
Agilent Technologies, Inc.	8,207	315,559
Albany Molecular Research, Inc. (I)	1,104	3,831
Apricus Biosciences, Inc. (I)	775	2,527
Bio-Rad Laboratories, Inc., Class A (I)	662	70,649
Bruker Corp. (I)	3,989	52,216
Cambrex Corp. (I)	678	7,953
Charles River
Laboratories International, Inc. (I)	1,154	45,698
Complete Genomics, Inc. (I)	696	2,165
Covance, Inc. (I)(L)	1,331	62,144
Enzo Biochem, Inc. (I)	1,398	2,852
Fluidigm Corp. (I)	369	6,273
Furiex Pharmaceuticals, Inc. (I)	267	5,094
Harvard Bioscience, Inc. (I)	1,254	5,304
Illumina, Inc. (I)(L)	2,947	142,045
Life Technologies Corp. (I)	4,238	207,153
Luminex Corp. (I)(L)	925	17,982
Mettler-Toledo International, Inc. (I)(L)	735	125,494
Pacific Biosciences of California, Inc. (I)	960	1,757
PAREXEL International Corp. (I)	1,448	44,540
PerkinElmer, Inc.	2,680	78,980
Sequenom, Inc. (I)(L)	2,766	9,764
Techne Corp.	874	62,876
Thermo Fisher Scientific, Inc.	8,629	507,644
Waters Corp. (I)	2,108	175,660

		1,964,872
Pharmaceuticals - 4.7%
Abbott Laboratories	37,061	2,540,902
Acura Pharmaceuticals, Inc. (I)	1,383	2,406
Akorn, Inc. (I)(L)	2,250	29,745
Alexza Pharmaceuticals, Inc. (I)	317	1,395
Alimera Sciences, Inc. (I)	713	1,840
Allergan, Inc.	7,165	656,171
Auxilium Pharmaceuticals, Inc. (I)	1,190	29,107
AVANIR Pharmaceuticals, Inc., Class A (I)	2,804	8,973
BioDelivery Sciences International, Inc. (I)	1,103	6,971
Biosante Pharmaceuticals, Inc. (I)(L)	448	847
Bristol-Myers Squibb Company	39,767	1,342,136
Cadence Pharmaceuticals, Inc. (I)	2,397	9,396
Columbia Laboratories, Inc. (I)	2,813	2,785
Corcept Therapeutics, Inc. (I)	2,007	5,600
Cornerstone Therapeutics, Inc. (I)	761	3,904
Cumberland Pharmaceuticals, Inc. (I)	672	4,341

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Depomed, Inc. (I)	1,587	$9,379
Durect Corp. (I)	2,824	4,067
Eli Lilly & Company	27,343	1,296,332
Endo Health Solutions, Inc. (I)	2,772	87,928
Endocyte, Inc. (I)	763	7,607
Forest Laboratories, Inc. (I)	6,228	221,779
Forest Laboratories, Inc. (I)	686	398
Hi-Tech Pharmacal Company, Inc. (I)	254	8,410
Horizon Pharma, Inc. (I)	977	3,390
Hospira, Inc. (I)	3,929	128,950
Impax Laboratories, Inc. (I)	1,658	43,042
Indevus Pharmaceuticals, Inc. (I)	2,544	0
Johnson & Johnson	64,673	4,456,616
KV Pharmaceutical Company, Class A (I)	2,026	101
Lannett Company, Inc. (I)	1,072	5,178
MAP Pharmaceuticals, Inc. (I)	660	10,276
Medicis Pharmaceutical Corp., Class A	1,354	58,588
Merck & Company, Inc.	71,734	3,235,203
Mylan, Inc. (I)	10,017	244,415
Nektar Therapeutics (I)	2,587	27,629
Obagi Medical Products, Inc. (I)	555	6,888
Omeros Corp. (I)	486	4,568
Optimer Pharmaceuticals, Inc. (I)	1,209	17,071
Pacira Pharmaceuticals, Inc. (I)	778	13,537
Pain Therapeutics, Inc. (I)	1,407	7,105
Par Pharmaceutical Companies, Inc. (I)	903	45,132
Pernix Therapeutics Holdings (I)	748	5,573
Perrigo Company (L)	2,187	254,064
Pfizer, Inc.	177,647	4,414,528
Pozen, Inc. (I)	456	3,023
Questcor Pharmaceuticals, Inc. (L)	1,473	27,251
Repros Therapeutics, Inc. (I)	554	8,437
Sagent Pharmaceuticals, Inc. (I)(L)	726	11,580
Salix Pharmaceuticals, Ltd. (I)	1,425	60,335
Santarus, Inc. (I)	1,268	11,260
Sciclone Pharmaceuticals, Inc. (I)(L)	1,138	6,316
Sucampo Pharmaceuticals, Inc., Class A (I)	736	3,702
Supernus Pharmaceuticals, Inc. (I)(L)	844	9,748
The Medicines Company (I)	1,210	31,230
Transcept Pharmaceuticals, Inc. (I)	476	2,528
Trubion Pharmaceuticals, Inc. (I)	1,161	0
Ventrus Biosciences, Inc. (I)	458	1,640
ViroPharma, Inc. (I)(L)	1,671	50,498
Vivus, Inc. (I)(L)	2,325	41,432
Watson Pharmaceuticals, Inc. (I)	3,004	255,821
XenoPort, Inc. (I)(L)	842	9,649
Zogenix, Inc. (I)(L)	2,066	5,496

		19,804,219

		44,828,896
Industrials - 9.7%
Aerospace & Defense - 2.0%
AAR Corp.	1,006	16,519
Aerovironment, Inc. (I)	570	13,378
Alliant Techsystems, Inc.	781	39,136
American Science & Engineering, Inc.	220	14,434
Astronics Corp. (I)	220	6,776
Astronics Corp., Class B (I)	36	1,098
B/E Aerospace, Inc. (I)	2,467	103,861
Ceradyne, Inc.	514	12,557
CPI Aerostructures, Inc. (I)	277	3,003
Cubic Corp.	656	32,839
Curtiss-Wright Corp.	1,137	37,180
DigitalGlobe, Inc. (I)	1,164	23,734

403

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Ducommun, Inc. (I)	335	$4,556
Engility Holdings, Inc. (I)	390	7,202
Esterline Technologies Corp. (I)	729	40,926
Exelis, Inc.	4,311	44,576
GenCorp, Inc. (I)	1,102	10,458
General Dynamics Corp.	8,390	554,747
GeoEye, Inc. (I)(L)	544	14,378
HEICO Corp., Class A	1,272	38,809
Hexcel Corp. (I)(L)	2,343	56,279
Honeywell International, Inc.	18,250	1,090,438
Huntington Ingalls Industries, Inc. (I)	1,174	49,367
Kratos Defense & Security Solutions, Inc. (I)	1,499	8,754
L-3 Communications Holdings, Inc.	2,342	167,945
LMI Aerospace, Inc. (I)	376	7,685
Lockheed Martin Corp.	7,656	714,917
Moog, Inc., Class A (I)	1,069	40,483
National Presto Industries, Inc. (L)	167	12,171
Northrop Grumman Corp.	5,932	394,063
Orbital Sciences Corp. (I)	1,479	21,534
Precision Castparts Corp.	3,421	558,786
Raytheon Company	7,989	456,651
Rockwell Collins, Inc. (L)	3,464	185,809
SIFCO Industries, Inc.	44	801
Sparton Corp. (I)	52	658
Spirit Aerosystems Holdings, Inc., Class A (I)	3,438	76,358
Sypris Solutions, Inc.	379	2,706
Taser International, Inc. (I)	1,144	6,898
Teledyne Technologies, Inc. (I)	884	56,037
Textron, Inc.	6,590	172,460
The Boeing Company	17,572	1,223,363
The KEYW Holding Corp. (I)	494	6,175
TransDigm Group, Inc.	1,202	170,528
Triumph Group, Inc.	1,147	71,722
United Technologies Corp.	21,438	1,678,381

		8,251,136
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (I)	1,747	7,687
Atlas Air Worldwide Holdings, Inc. (I)	649	33,508
C.H. Robinson Worldwide, Inc.	3,803	222,666
Echo Global Logistics, Inc. (I)	443	7,597
Expeditors International of Washington, Inc.	5,020	182,527
FedEx Corp.	7,471	632,196
Forward Air Corp.	684	20,800
Hub Group, Inc., Class A (I)	839	24,902
Pacer International, Inc. (I)	653	2,599
Park-Ohio Holdings Corp. (I)	343	7,433
United Parcel Service, Inc., Class B	22,553	1,614,118
UTi Worldwide, Inc.	2,522	33,971
XPO Logistics, Inc. (I)(L)	333	4,076

		2,794,080
Airlines - 0.2%
Alaska Air Group, Inc. (I)	1,656	58,059
Allegiant Travel Company (I)	464	29,399
AMR Corp. (I)	7,914	2,889
Delta Air Lines, Inc. (I)	19,839	181,725
Hawaiian Holdings, Inc. (I)	939	5,249
JetBlue Airways Corp. (I)(L)	6,490	31,087
Republic Airways Holdings, Inc. (I)(L)	1,141	5,283
SkyWest, Inc.	1,088	11,239
Southwest Airlines Company	18,255	160,096
Spirit Airlines, Inc. (I)	1,580	26,986
United Continental Holdings, Inc. (I)	7,876	153,582

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
US Airways Group, Inc. (I)(L)	3,842	$40,187

		705,781
Building Products - 0.2%
AAON, Inc.	644	12,680
American Woodmark Corp. (I)	444	8,867
AO Smith Corp.	1,103	63,467
Apogee Enterprises, Inc.	550	10,791
Armstrong World Industries, Inc. (L)	1,369	63,481
Builders FirstSource, Inc. (I)(L)	2,162	11,221
Fortune Brands Home & Security, Inc. (I)	3,790	102,368
Gibraltar Industries, Inc. (I)	681	8,730
Griffon Corp.	1,296	13,349
Insteel Industries, Inc. (L)	563	6,604
Lennox International, Inc.	1,177	56,920
Masco Corp.	8,300	124,915
NCI Building Systems, Inc. (I)	411	4,122
Owens Corning, Inc. (I)	2,816	94,223
Patrick Industries, Inc. (I)(L)	297	4,595
PGT, Inc. (I)	1,317	4,320
Quanex Building Products Corp.	800	15,072
Simpson Manufacturing Company, Inc.	1,094	31,310
Trex Company, Inc. (I)	422	14,399
Universal Forest Products, Inc.	512	21,268
USG Corp. (I)(L)	2,385	52,351

		725,053
Commercial Services & Supplies - 0.6%
A.T. Cross Company, Class A (I)	472	4,706
ABM Industries, Inc.	1,288	24,382
ACCO Brands Corp. (I)	2,455	15,933
Acorn Energy, Inc. (L)	585	5,218
American Reprographics Company (I)	873	3,728
Asset Acceptance Capital Corp. (I)	446	3,327
Asta Funding, Inc.	185	1,737
Avery Dennison Corp.	2,544	80,950
Casella Waste Systems, Inc., Class A (I)	339	1,451
CECO Environmental Corp.	560	5,471
Cenveo, Inc. (I)(L)	1,822	4,172
Cintas Corp. (L)	3,016	125,013
Clean Harbors, Inc. (I)	1,259	61,502
Consolidated Graphics, Inc. (I)	278	7,253
Copart, Inc. (I)	2,964	82,192
Corrections Corp. of America	2,313	77,370
Courier Corp.	452	5,523
Covanta Holding Corp.	3,256	55,873
Deluxe Corp. (L)	1,221	37,314
Encore Capital Group, Inc. (I)	614	17,352
EnergySolutions, Inc. (I)	2,503	6,833
EnerNOC, Inc. (I)	701	9,099
Ennis, Inc.	718	11,782
Fuel Tech, Inc. (I)	793	3,307
G&K Services, Inc., Class A	454	14,215
Healthcare Services Group, Inc. (L)	1,512	34,579
Heritage-Crystal Clean, Inc. (I)	385	7,642
Herman Miller, Inc.	1,386	26,944
HNI Corp.	1,005	25,638
Hudson Technologies, Inc. (I)	1,078	3,913
InnerWorkings, Inc. (I)	1,268	16,509
Interface, Inc. (L)	1,612	21,295
Intersections, Inc.	278	2,930
Iron Mountain, Inc.	4,008	136,713
KAR Auction Services, Inc. (I)	3,307	65,280
Kimball International, Inc., Class B	716	8,750
Knoll, Inc.	1,200	16,740

404

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
McGrath RentCorp.	612	$15,967
Metalico, Inc. (I)	1,349	3,453
Mine Safety Appliances Company	820	30,561
Mobile Mini, Inc. (I)(L)	1,167	19,501
Multi-Color Corp.	400	9,264
NL Industries, Inc.	1,224	14,064
Pitney Bowes, Inc.	4,595	63,503
Portfolio Recovery Associates, Inc. (I)	401	41,876
Quad/Graphics, Inc. (L)	1,184	20,081
R.R. Donnelley & Sons Company (L)	4,094	43,396
Republic Services, Inc.	8,705	239,475
Rollins, Inc.	3,435	80,345
Schawk, Inc.	698	9,109
Standard Parking Corp. (I)	302	6,774
Steelcase, Inc., Class A (L)	2,825	27,826
Stericycle, Inc. (I)(L)	2,016	182,488
Swisher Hygiene, Inc. (I)	4,502	6,213
Sykes Enterprises, Inc. (I)	1,006	13,521
Team, Inc. (I)	513	16,339
Tetra Tech, Inc. (I)	1,545	40,572
The Brink’s Company	1,094	28,105
The Geo Group, Inc.	1,382	38,240
TMS International Corp., Class A (I)	1,082	10,712
TRC Companies, Inc. (I)	826	6,212
UniFirst Corp.	504	33,662
United Stationers, Inc. (L)	1,007	26,202
US Ecology, Inc.	378	8,157
Viad Corp.	563	11,744
Waste Connections, Inc. (L)	2,839	85,880
Waste Management, Inc.	10,861	348,421

		2,514,299
Construction & Engineering - 0.2%
AECOM Technology Corp. (I)	2,650	56,074
Aegion Corp. (I)	1,004	19,237
Argan, Inc.	435	7,591
Comfort Systems USA, Inc.	782	8,547
Dycom Industries, Inc. (I)	863	12,410
EMCOR Group, Inc.	1,616	46,121
Fluor Corp.	4,005	225,401
Furmanite Corp. (I)	700	3,976
Granite Construction, Inc. (L)	834	23,952
Great Lakes Dredge & Dock Corp.	1,675	12,898
Jacobs Engineering Group, Inc. (I)	3,078	124,444
KBR, Inc.	3,542	105,622
Layne Christensen Company (I)	532	10,433
MasTec, Inc. (I)	1,910	37,627
Michael Baker Corp. (I)	258	6,156
MYR Group, Inc. (I)	561	11,192
Northwest Pipe Company (I)	260	6,409
Orion Marine Group, Inc. (I)	763	5,669
Pike Electric Corp. (I)	949	7,545
Primoris Services Corp.	1,267	16,534
Quanta Services, Inc. (I)	4,996	123,401
Sterling Construction Company, Inc. (I)	395	3,942
The Shaw Group, Inc. (I)	1,499	65,386
Tutor Perini Corp. (I)	1,191	13,625
URS Corp.	1,842	65,041

		1,019,233
Electrical Equipment - 0.5%
A123 Systems, Inc. (I)	3,038	760
Active Power, Inc. (I)	4,320	3,456
Acuity Brands, Inc.	1,026	64,936
American Superconductor Corp. (I)	1,242	5,154

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
AMETEK, Inc.	5,656	$200,505
AZZ, Inc.	538	20,433
Belden, Inc.	1,053	38,835
Brady Corp., Class A	1,298	38,005
Broadwind Energy, Inc. (I)	481	1,049
Capstone Turbine Corp. (I)	5,829	5,829
Coleman Cable, Inc.	354	3,413
Emerson Electric Company	17,273	833,768
Encore Wire Corp.	509	14,893
EnerSys, Inc. (I)	1,095	38,643
Franklin Electric Company, Inc.	584	35,326
FuelCell Energy, Inc. (I)	4,534	3,990
General Cable Corp. (I)(L)	1,116	32,788
GrafTech International, Ltd. (I)	3,438	30,908
Hubbell, Inc., Class B	1,387	111,986
II-VI, Inc. (I)(L)	1,532	29,139
Lighting Science Group Corp. (I)	3,647	3,104
Lime Energy Co. (I)	1,109	787
LSI Industries, Inc.	784	5,284
Polypore International, Inc. (I)(L)	1,089	38,496
Powell Industries, Inc. (I)	321	12,413
PowerSecure International, Inc. (I)	618	3,702
Preformed Line Products Company	151	8,201
Regal-Beloit Corp.	994	70,057
Rockwell Automation, Inc.	3,345	232,645
Roper Industries, Inc.	2,288	251,428
Satcon Technology Corp. (I)	389	428
The Babcock & Wilcox Company (I)	2,792	71,112
Thermon Group Holdings, Inc. (I)	760	18,992
Valence Technology, Inc. (I)	5,079	71
Vicor Corp. (I)	1,178	7,857

		2,238,393
Industrial Conglomerates - 2.0%
3M Company	16,348	1,510,882
Carlisle Companies, Inc.	1,464	76,011
Danaher Corp.	16,276	897,621
General Electric Company	249,332	5,662,330
Raven Industries, Inc.	906	26,664
Seaboard Corp. (I)	29	65,544
Standex International Corp.	320	14,224

		8,253,276
Machinery - 1.9%
Accuride Corp. (I)	1,324	6,170
Actuant Corp., Class A (L)	1,647	47,137
AGCO Corp. (I)	2,306	109,489
Alamo Group, Inc.	222	7,499
Albany International Corp., Class A	756	16,609
Altra Holdings, Inc. (L)	570	10,374
American Railcar Industries, Inc. (I)	519	14,708
Ampco-Pittsburgh Corp.	317	5,849
Astec Industries, Inc. (I)	567	17,923
Barnes Group, Inc.	1,329	33,238
Blount International, Inc. (I)	1,228	16,160
Briggs & Stratton Corp.	1,263	23,580
Cascade Corp.	279	15,272
Caterpillar, Inc.	15,238	1,311,078
Chart Industries, Inc. (I)	708	52,286
CIRCOR International, Inc.	362	13,666
CLARCOR, Inc.	1,194	53,288
Colfax Corp. (I)	2,176	79,794
Columbus McKinnon Corp. (I)	576	8,703
Commercial Vehicle Group, Inc. (I)	578	4,248
Crane Company	1,377	54,984

405

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Cummins, Inc.	4,501	$415,037
Deere & Company	9,428	777,716
Donaldson Company, Inc.	3,471	120,478
Douglas Dynamics, Inc. (L)	609	9,007
Dover Corp.	4,293	255,391
Dynamic Materials Corp.	379	5,693
Eaton Corp. (L)	7,882	372,503
Energy Recovery, Inc. (I)	1,697	5,023
EnPro Industries, Inc. (I)(L)	496	17,861
ESCO Technologies, Inc.	576	22,378
Federal Signal Corp. (I)	1,496	9,455
Flow International Corp. (I)	1,534	5,676
Flowserve Corp.	1,267	161,847
FreightCar America, Inc.	224	3,985
Gardner Denver, Inc.	1,175	70,982
Graco, Inc.	1,455	73,157
Graham Corp.	171	3,090
Greenbrier Companies, Inc. (I)(L)	617	9,958
Hardinge, Inc.	109	1,117
Harsco Corp.	1,823	37,426
Hurco Companies, Inc. (I)	233	5,331
IDEX Corp.	1,962	81,953
Illinois Tool Works, Inc. (L)	11,416	678,910
ITT Corp. (L)	2,155	43,423
John Bean Technologies Corp.	744	12,150
Joy Global, Inc.	2,471	138,524
Kadant, Inc. (I)	204	4,731
Kaydon Corp.	801	17,894
Kennametal, Inc.	1,834	68,005
LB Foster Company, Class A	189	6,112
Lincoln Electric Holdings, Inc.	2,002	78,178
Lindsay Corp.	317	22,814
Lydall, Inc. (I)	278	3,917
Manitex International, Inc. (I)	420	3,037
Meritor, Inc. (I)	2,106	8,929
Met-Pro Corp.	462	4,135
Middleby Corp. (I)	454	52,501
Miller Industries, Inc.	337	5,409
Mueller Industries, Inc.	916	41,651
Mueller Water Products, Inc., Class A	3,341	16,371
Navistar International Corp. (I)	1,566	33,027
NN, Inc. (I)	532	4,517
Nordson Corp.	1,555	91,154
Omega Flex, Inc. (I)	343	3,639
Oshkosh Corp. (I)	2,210	60,620
PACCAR, Inc.	8,375	335,209
Pall Corp.	2,725	173,010
Parker Hannifin Corp.	3,563	297,796
Pentair, Ltd. (I)(L)	2,304	102,551
PMFG, Inc. (I)	350	2,832
Proto Labs, Inc. (I)	564	19,074
RBC Bearings, Inc. (I)	550	26,455
Rexnord Corp. (I)	2,080	37,898
Robbins & Myers, Inc.	1,083	64,547
Sauer-Danfoss, Inc.	1,156	46,483
Snap-on, Inc.	1,370	98,462
SPX Corp.	1,216	79,539
Stanley Black & Decker, Inc.	3,983	303,704
Sun Hydraulics Corp.	537	14,268
Tecumseh Products Company, Class A (I)	535	2,771
Tennant Company	483	20,682
Terex Corp. (I)	2,656	59,972
The Eastern Company	226	4,235
The Gorman-Rupp Company	538	14,526
The LS Starrett Company, Class A	74	952

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
The Manitowoc Company, Inc. (L)	3,212	$42,848
The Toro Company (L)	1,450	57,681
Timken Company	2,314	85,988
Titan International, Inc. (L)	1,027	18,137
Trimas Corp. (I)	840	20,252
Trinity Industries, Inc.	1,936	58,022
Twin Disc, Inc. (L)	312	5,585
Valmont Industries, Inc.	632	83,108
Wabash National Corp. (I)	1,473	10,502
Wabtec Corp.	1,160	93,136
Watts Water Technologies, Inc., Class A	902	34,123
Woodward, Inc.	1,665	56,577
Xerium Technologies, Inc. (I)	324	1,134
Xylem, Inc.	4,311	108,422

		8,147,248
Marine - 0.0%
Eagle Bulk Shipping, Inc. (I)(L)	529	1,910
Excel Maritime Carriers, Ltd. (I)(L)	2,455	1,706
Genco Shipping & Trading, Ltd. (I)	955	3,514
International Shipholding Corp.	238	4,015
Kirby Corp. (I)	1,321	73,025
Matson, Inc. (L)	1,025	21,433
Rand Logistics, Inc. (I)	557	4,194

		109,797
Professional Services - 0.3%
Acacia Research Corp. (I)	1,195	32,755
Barrett Business Services, Inc.	234	6,341
CBIZ, Inc. (I)(L)	936	5,635
CDI Corp.	355	6,046
CRA International, Inc. (I)	287	4,959
Equifax, Inc.	2,798	130,331
Exponent, Inc. (I)	288	16,442
Franklin Covey Company (I)	229	2,748
FTI Consulting, Inc. (I)	915	24,412
Heidrick & Struggles International, Inc.	459	5,848
Hill International, Inc. (I)	706	3,078
Hudson Global, Inc. (I)	1,074	4,790
Huron Consulting Group, Inc. (I)	570	19,847
ICF International, Inc. (I)	401	8,060
IHS, Inc., Class A (I)	1,537	149,627
Insperity, Inc.	655	16,526
Kelly Services, Inc., Class A	880	11,088
Kforce, Inc. (I)	814	9,597
Korn/Ferry International (I)	1,149	17,614
Manpower, Inc.	1,845	67,896
Mistras Group, Inc. (I)	687	15,938
Navigant Consulting Company (I)	1,351	14,929
Odyssey Marine Exploration, Inc. (I)(L)	1,180	3,729
On Assignment, Inc. (I)	765	15,239
Pendrell Corp. (I)	6,139	6,937
Resources Connection, Inc.	976	12,795
Robert Half International, Inc.	3,317	88,332
RPX Corp. (I)	1,202	13,474
The Advisory Board Company (I)	788	37,690
The Corporate Executive Board Company	764	40,973
The Dolan Company (I)	898	4,831
The Dun & Bradstreet Corp.	1,128	89,811
Towers Watson & Company, Class A	1,533	81,326
TrueBlue, Inc. (I)	869	13,661
Verisk Analytics, Inc., Class A (I)	3,902	185,774
VSE Corp.	167	4,090

		1,173,169

406

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail - 0.8%
Amerco, Inc.	457	$48,607
Arkansas Best Corp.	705	5,584
Avis Budget Group, Inc. (I)	2,532	38,942
Celadon Group, Inc.	490	7,874
Con-way, Inc.	1,284	35,143
CSX Corp.	24,737	513,293
Dollar Thrifty Automotive Group, Inc. (I)	644	55,983
Genesee & Wyoming, Inc., Class A (I)	1,035	69,200
Heartland Express, Inc. (L)	1,982	26,480
Hertz Global Holdings, Inc. (I)	9,778	134,252
J.B. Hunt Transport Services, Inc. (L)	2,753	143,266
Kansas City Southern	2,584	195,816
Knight Transportation, Inc. (L)	1,874	26,798
Landstar System, Inc.	1,106	52,292
Marten Transport, Ltd.	427	7,502
Norfolk Southern Corp.	7,759	493,705
Old Dominion Freight Line, Inc. (I)	1,972	59,476
P.A.M. Transportation Services, Inc.	427	4,255
Patriot Transportation Holding, Inc. (I)	140	3,903
Providence and Worcester Railroad Company	251	3,436
Quality Distribution, Inc. (I)	485	4,486
RailAmerica, Inc. (I)	1,286	35,326
Roadrunner Transportation Systems, Inc. (I)	815	13,187
Ryder Systems, Inc.	1,195	46,677
Saia, Inc. (I)	429	8,640
Swift Transportation Company (I)	3,346	28,843
Union Pacific Corp.	11,305	1,341,904
Universal Truckload Services, Inc.	277	4,424
USA Truck, Inc. (I)	383	1,394
Werner Enterprises, Inc. (L)	1,770	37,825
YRC Worldwide, Inc. (I)	304	2,058
Zipcar, Inc. (I)	795	6,185

		3,456,756
Trading Companies & Distributors - 0.3%
Aceto Corp.	842	7,957
Air Lease Corp. (I)(L)	2,450	49,980
Aircastle, Ltd.	1,601	18,139
Applied Industrial Technologies, Inc.	1,042	43,170
Beacon Roofing Supply, Inc. (I)(L)	1,131	32,234
CAI International, Inc. (I)	386	7,921
DXP Enterprises, Inc. (I)	367	17,532
Edgen Group, Inc. (I)	1,131	8,765
Fastenal Company (L)	6,929	297,878
GATX Corp.	1,145	48,594
H&E Equipment Services, Inc.	922	11,175
Houston Wire & Cable Company	298	3,206
Kaman Corp.	670	24,026
MRC Global, Inc. (I)	2,326	57,196
MSC Industrial Direct Company, Inc., Class A	1,499	101,123
Rush Enterprises, Inc., Class A (I)	968	18,644
SeaCube Container Leasing, Ltd. (L)	553	10,369
TAL International Group, Inc. (L)	812	27,592
Textainer Group Holdings, Ltd.	1,173	35,835
Titan Machinery, Inc. (I)	544	11,032
United Rentals, Inc. (I)(L)	2,194	71,766
W.W. Grainger, Inc. (L)	1,649	343,602
Watsco, Inc. (L)	757	57,373
WESCO International, Inc. (I)	1,020	58,344
Willis Lease Finance Corp. (I)	191	2,357

		1,365,810
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Company LLC	1,113	46,167

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Transportation Infrastructure (continued)
Wesco Aircraft Holdings, Inc. (I)(L)	2,091	$28,563

		74,730

		40,828,761
Information Technology - 18.6%
Communications Equipment - 1.6%
Acme Packet, Inc. (I)	1,538	26,300
ADTRAN, Inc. (L)	1,539	26,594
Anaren, Inc. (I)	432	8,636
Arris Group, Inc. (I)	2,666	34,098
Aruba Networks, Inc. (I)(L)	2,538	57,067
Aviat Networks, Inc. (I)	1,974	4,698
Aware, Inc.	784	4,939
Bel Fuse, Inc., Class B	164	3,064
Black Box Corp.	458	11,684
Brocade Communications Systems, Inc. (I)	10,964	64,852
CalAmp Corp. (I)	472	3,875
Calix, Inc. (I)(L)	900	5,760
Ciena Corp. (I)	2,331	31,702
Cisco Systems, Inc.	126,854	2,421,643
Communications Systems, Inc.	444	5,008
Comtech Telecommunications Corp. (L)	390	10,780
Dialogic, Inc. (I)	241	584
Digi International, Inc. (I)	713	7,244
EchoStar Corp., Class A (I)	2,062	59,097
Emcore Corp. (I)	763	4,303
Emulex Corp. (I)	2,134	15,386
Extreme Networks, Inc. (I)	2,730	9,118
F5 Networks, Inc. (I)	1,874	196,208
Finisar Corp. (I)(L)	2,207	31,560
Globecomm Systems, Inc. (I)(L)	415	4,627
Harmonic, Inc. (I)	2,721	12,353
Harris Corp.	2,640	135,221
Infinera Corp. (I)(L)	2,668	14,621
InterDigital, Inc. (L)	1,082	40,337
Ixia (I)(L)	1,543	24,796
JDS Uniphase Corp. (I)	5,390	66,755
Juniper Networks, Inc. (I)	12,374	211,719
KVH Industries, Inc. (I)	522	7,042
Loral Space & Communications, Inc.	486	34,555
Meru Networks, Inc. (I)	433	1,481
Motorola Solutions, Inc.	6,889	348,239
MRV Communications, Inc.	2,912	1,572
NETGEAR, Inc. (I)(L)	889	33,906
Numerex Corp., Class A (I)	170	1,926
Oclaro, Inc. (I)(L)	2,442	6,594
Oplink Communications, Inc. (I)	373	6,169
Parkervision, Inc. (I)	2,306	5,396
PC-Tel, Inc.	808	5,696
Plantronics, Inc.	1,048	37,026
Polycom, Inc. (I)	4,160	41,059
Powerwave Technologies, Inc. (I)(L)	912	556
Procera Networks, Inc. (I)	389	9,142
QUALCOMM, Inc.	39,890	2,492,726
Riverbed Technology, Inc. (I)	3,704	86,192
ShoreTel, Inc. (I)	1,320	5,399
Sonus Networks, Inc. (I)	7,104	13,356
Sycamore Networks, Inc.	773	11,904
Symmetricom, Inc. (I)	1,285	8,956
Tellabs, Inc.	8,690	30,763
Telular Corp.	565	5,594
Tessco Technologies, Inc.	123	2,604
Ubiquiti Networks, Inc. (I)(L)	2,142	25,490
UTStarcom Holdings Corp. (I)	5,030	5,181

407

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
ViaSat, Inc. (I)(L)	1,021	$38,165
Westell Technologies, Inc., Class A (I)	2,090	4,473

		6,825,791
Computers & Peripherals - 4.4%
3D Systems Corp. (I)(L)	1,165	38,270
Apple, Inc.	21,967	14,657,700
Avid Technology, Inc. (I)(L)	1,037	9,810
Cray, Inc. (I)	1,015	12,891
Datalink Corp. (I)	554	4,587
Dell, Inc.	42,384	417,906
Diebold, Inc.	1,557	52,486
Dot Hill Systems Corp. (I)	2,398	2,566
Electronics for Imaging, Inc. (I)	1,141	18,952
EMC Corp. (I)	48,366	1,318,941
Fusion-io, Inc. (I)	2,174	65,807
Hewlett-Packard Company	46,556	794,245
Hutchinson Technology, Inc. (I)(L)	1,471	2,560
Imation Corp. (I)	1,154	6,451
Immersion Corp. (I)	383	2,095
Intermec, Inc. (I)	1,634	10,147
Intevac, Inc. (I)	321	1,961
Lexmark International, Inc., Class A (L)	1,611	35,845
NCR Corp. (I)	3,727	86,876
NetApp, Inc. (I)	8,558	281,387
Novatel Wireless, Inc. (I)	1,074	2,127
QLogic Corp. (I)	2,269	25,912
Quantum Corp. (I)	5,832	9,390
Rimage Corp.	348	2,349
SanDisk Corp. (I)	5,683	246,813
Silicon Graphics International Corp. (I)(L)	836	7,608
STEC, Inc. (I)(L)	971	6,554
Stratasys, Inc. (I)(L)	462	25,133
Super Micro Computer, Inc. (I)	1,005	12,090
Synaptics, Inc. (I)	749	17,991
Western Digital Corp.	6,126	237,260

		18,414,710
Electronic Equipment, Instruments & Components - 0.6%
Aeroflex Holding Corp. (I)	2,123	14,075
Agilysys, Inc. (I)	733	6,304
Amphenol Corp., Class A	3,848	226,570
Anixter International, Inc. (L)	773	44,417
Arrow Electronics, Inc. (I)	2,639	88,961
Avnet, Inc. (I)	3,479	101,204
AVX Corp.	4,025	38,600
Badger Meter, Inc. (L)	407	14,811
Benchmark Electronics, Inc. (I)	1,407	21,485
Brightpoint, Inc. (I)	1,391	12,491
Checkpoint Systems, Inc. (I)	1,010	8,363
Cognex Corp.	1,002	34,649
Coherent, Inc. (I)	547	25,085
Corning, Inc.	35,893	471,993
CTS Corp.	674	6,787
Daktronics, Inc.	888	8,445
Document Security Systems, Inc. (I)	9	37
Dolby Laboratories, Inc., Class A (I)(L)	2,546	83,382
DTS, Inc. (I)(L)	507	11,814
Echelon Corp. (I)	1,218	4,677
Electro Rent Corp.	657	11,622
Electro Scientific Industries, Inc.	747	9,128
eMagin Corp. (I)(L)	820	3,378
FARO Technologies, Inc. (I)	355	14,669
FEI Company	864	46,224
FLIR Systems, Inc. (L)	3,653	72,969

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Identive Group, Inc. (I)	1,823	$1,568
Ingram Micro, Inc., Class A (I)	3,575	54,447
Insight Enterprises, Inc. (I)	950	16,606
InvenSense, Inc. (I)	1,889	22,574
IPG Photonics Corp. (I)(L)	1,210	69,333
Itron, Inc. (I)(L)	903	38,964
Jabil Circuit, Inc.	4,911	91,934
KEMET Corp. (I)	880	3,872
Key Tronic Corp. (I)	452	4,484
Littelfuse, Inc.	570	32,228
Maxwell Technologies, Inc. (I)(L)	724	5,879
Measurement Specialties, Inc. (I)	401	13,225
Mercury Computer Systems, Inc. (I)	689	7,317
Mesa Laboratories, Inc.	56	2,709
Methode Electronics, Inc.	704	6,836
MOCON, Inc.	300	4,446
Molex, Inc.	4,191	110,139
MTS Systems Corp.	334	17,886
Multi-Fineline Electronix, Inc. (I)	505	11,388
National Instruments Corp.	2,850	71,735
Netlist, Inc. (I)	1,027	1,325
Newport Corp. (I)	799	8,837
OSI Systems, Inc. (I)	477	37,130
Park Electrochemical Corp.	433	10,751
PC Connection, Inc.	538	6,192
Plexus Corp. (I)	830	25,141
Power-One, Inc. (I)	3,206	17,954
Pulse Electronics Corp.	1,379	1,131
Radisys Corp. (I)	794	2,858
RealD, Inc. (I)(L)	1,198	10,710
Richardson Electronics, Ltd.	315	3,739
Rofin-Sinar Technologies, Inc. (I)(L)	720	14,206
Rogers Corp. (I)(L)	398	16,859
Sanmina-SCI Corp. (I)	2,020	17,150
ScanSource, Inc. (I)	664	21,261
SYNNEX Corp. (I)	897	29,224
Tech Data Corp. (I)	992	44,938
Trimble Navigation, Ltd. (I)	2,906	138,500
TTM Technologies, Inc. (I)	1,990	18,766
Universal Display Corp. (I)(L)	1,115	38,334
Viasystems Group, Inc. (I)	571	9,878
Vishay Intertechnology, Inc. (I)	3,642	35,801
Vishay Precision Group, Inc. (I)	343	4,795
Zygo Corp. (I)	412	7,535

		2,492,725
Internet Software & Services - 2.6%
Akamai Technologies, Inc. (I)	4,231	161,878
Ancestry.com, Inc. (I)(L)	942	28,335
Angie’s List, Inc. (I)	1,342	14,198
AOL, Inc. (I)(L)	2,179	76,766
Bankrate, Inc. (I)	2,362	36,800
Bazaarvoice, Inc. (I)(L)	1,363	20,649
Blucora, Inc. (I)	929	16,545
Brightcove, Inc. (I)	656	7,662
BroadVision, Inc. (I)(L)	124	1,162
Carbonite, Inc. (I)	665	4,662
comScore, Inc. (I)(L)	810	12,353
Constant Contact, Inc. (I)	664	11,554
Cornerstone OnDemand, Inc. (I)(L)	1,194	36,608
CoStar Group, Inc. (I)	608	49,576
DealerTrack Holdings, Inc. (I)	935	26,040
Demand Media, Inc. (I)	1,798	19,544
Demandware, Inc. (I)(L)	665	21,114

408

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Dice Holdings, Inc. (I)	1,653	$13,918
Digital River, Inc. (I)	714	11,895
EarthLink, Inc.	2,349	16,725
eBay, Inc. (I)	30,327	1,468,130
Envestnet, Inc. (I)	867	10,144
Equinix, Inc. (I)	1,096	225,831
Facebook, Inc., Class A (I)(L)	50,255	1,088,021
Google, Inc., Class A (I)	7,660	5,779,470
IAC/InterActiveCorp	1,952	101,621
Internap Network Services Corp. (I)	1,016	7,163
IntraLinks Holdings, Inc. (I)	1,107	7,240
Ipass, Inc. (I)	2,344	5,157
j2 Global, Inc. (L)	1,102	36,168
Keynote Systems, Inc.	481	6,965
Limelight Networks, Inc. (I)(L)	2,442	5,714
LinkedIn Corp., Class A (I)	2,413	290,525
Liquidity Services, Inc. (I)(L)	719	36,101
LivePerson, Inc. (I)	1,346	24,376
LogMeIn, Inc. (I)	526	11,798
Marchex, Inc., Class B	1,045	3,992
Market Leader, Inc. (I)	1,006	6,740
MeetMe, Inc. (I)(L)	1,007	2,870
Millennial Media, Inc. (I)(L)	1,784	25,600
Monster Worldwide, Inc. (I)(L)	2,708	19,850
Move, Inc. (I)	1,071	9,232
NIC, Inc.	1,581	23,399
OpenTable, Inc. (I)	569	23,670
Perficient, Inc. (I)	602	7,266
QuinStreet, Inc. (I)(L)	930	7,803
Rackspace Hosting, Inc. (I)	3,066	202,632
RealNetworks, Inc.	977	8,129
Reis, Inc. (I)	438	5,011
Responsys, Inc. (I)	1,184	12,112
Saba Software, Inc. (I)	643	6,424
SciQuest, Inc. (I)	467	8,499
Spark Networks, Inc. (I)	788	4,823
SPS Commerce, Inc. (I)	348	13,388
Stamps.com, Inc. (I)	366	8,469
support.com, Inc. (I)	1,791	7,576
TechTarget, Inc. (I)	764	4,515
The Active Network, Inc. (I)	1,361	17,053
Travelzoo, Inc. (I)(L)	401	9,452
United Online, Inc.	2,301	12,702
Unwired Planet, Inc. (I)	2,609	5,009
ValueClick, Inc. (I)	1,901	32,678
VeriSign, Inc. (I)	3,743	182,247
Vocus, Inc. (I)	554	11,113
Web.com Group, Inc. (I)	1,132	20,319
WebMD Health Corp. (I)	1,334	18,716
XO Group, Inc. (I)	492	4,108
Yahoo!, Inc. (I)	28,577	456,518
Yelp, Inc. (I)	1,442	39,006
Zix Corp. (I)	2,134	6,125

		10,919,454
IT Services - 3.4%
Acxiom Corp. (I)	1,763	32,210
Alliance Data Systems Corp. (I)	1,168	165,798
Automatic Data Processing, Inc.	11,554	677,758
Booz Allen Hamilton Holding Corp.	3,410	47,229
Broadridge Financial Solutions, Inc.	2,909	67,867
CACI International, Inc., Class A (I)(L)	630	32,628
Cardtronics, Inc. (I)	1,085	32,311
Cass Information Systems, Inc. (L)	297	12,465
CIBER, Inc. (I)	2,045	7,096

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Cognizant Technology
Solutions Corp., Class A (I)	7,165	$500,977
Computer Sciences Corp.	3,654	117,695
Computer Task Group, Inc. (I)	358	5,792
Convergys Corp.	2,657	41,635
CoreLogic, Inc. (I)	2,489	66,033
CSG Systems International, Inc. (I)	891	20,039
DST Systems, Inc.	1,033	58,426
EPAM Systems, Inc. (I)(L)	1,017	19,262
Euronet Worldwide, Inc. (I)	1,107	20,801
ExlService Holdings, Inc. (I)	766	22,597
Fidelity National Information Services, Inc.	6,798	212,234
Fiserv, Inc. (I)	3,296	244,003
FleetCor Technologies, Inc. (I)	1,923	86,150
Forrester Research, Inc.	566	16,284
Gartner, Inc. (I)	2,204	101,582
Genpact, Ltd.	5,235	87,320
Global Cash Access Holdings, Inc. (I)	1,490	11,995
Global Payments, Inc.	1,823	76,256
Heartland Payment Systems, Inc.	960	30,413
Higher One Holdings, Inc. (I)(L)	1,420	19,142
iGATE Corp. (I)(L)	1,225	22,258
Innodata, Inc. (I)	808	3,272
International Business Machines Corp.	27,299	5,663,105
Jack Henry & Associates, Inc.	2,031	76,975
Lender Processing Services, Inc.	1,902	53,047
Lionbridge Technologies, Inc. (I)	930	3,274
Mantech International Corp., Class A (L)	903	21,672
Mastercard, Inc., Class A	2,978	1,344,507
Mattersight Corp. (I)	213	1,261
MAXIMUS, Inc.	830	49,568
ModusLink Global Solutions, Inc. (I)	860	3,173
MoneyGram International, Inc. (I)	1,413	21,110
NCI, Inc., Class A (I)	381	2,621
NeuStar, Inc., Class A (I)	1,649	66,009
Online Resources Corp. (I)	1,282	3,756
Paychex, Inc. (L)	8,494	282,765
PRGX Global, Inc. (I)	350	2,996
SAIC, Inc.	7,953	95,754
Sapient Corp. (I)	3,338	35,583
ServiceSource International, Inc. (I)	1,729	17,740
Syntel, Inc.	1,000	62,410
TeleTech Holdings, Inc. (I)	1,387	23,648
Teradata Corp. (I)	3,970	299,378
The Hackett Group, Inc. (I)	773	3,231
The Western Union Company	14,557	265,229
TNS, Inc. (I)	505	7,550
Total Systems Services, Inc.	4,411	104,541
Unisys Corp. (I)	1,059	22,048
Vantiv, Inc., Class A (I)	5,013	108,030
VeriFone Systems, Inc. (I)	2,454	68,344
Virtusa Corp. (I)	729	12,954
Visa, Inc., Class A	19,155	2,572,133
Wright Express Corp. (I)	916	63,864

		14,217,804
Office Electronics - 0.1%
Xerox Corp.	31,439	230,762
Zebra Technologies Corp., Class A (I)	1,187	44,560

		275,322
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Energy Industries, Inc. (I)	919	11,322
Advanced Micro Devices, Inc. (I)(L)	16,345	55,083
Alpha & Omega Semiconductor, Ltd. (I)	721	6,208

409

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Altera Corp.	7,563	$257,029
Amkor Technology, Inc. (I)(L)	4,143	18,229
Amtech Systems, Inc. (I)(L)	344	1,128
ANADIGICS, Inc. (I)	2,127	2,957
Analog Devices, Inc.	7,028	275,427
Applied Materials, Inc.	30,234	337,563
Applied Micro Circuits Corp. (I)(L)	1,374	6,952
Atmel Corp. (I)	10,844	57,039
ATMI, Inc. (I)	691	12,832
AuthenTec, Inc. (I)	664	5,319
Axcelis Technologies, Inc. (I)	3,548	3,725
AXT, Inc. (I)	645	2,180
Broadcom Corp., Class A (I)	12,825	443,489
Brooks Automation, Inc. (L)	1,693	13,595
Cabot Microelectronics Corp. (L)	510	17,921
Cavium, Inc. (I)	1,157	38,563
Ceva, Inc. (I)	574	8,254
Cirrus Logic, Inc. (I)(L)	1,542	59,197
Cohu, Inc.	479	4,498
Cree, Inc. (I)(L)	2,744	70,054
CSR PLC, ADR (L)	207	4,196
CVD Equipment Corp. (I)	259	2,512
Cymer, Inc. (I)	733	37,427
Cypress Semiconductor Corp. (I)	3,666	39,300
Diodes, Inc. (I)(L)	1,139	19,374
DSP Group, Inc. (I)	815	4,841
Entegris, Inc. (I)	3,313	26,935
Entropic Communications, Inc. (I)	2,234	13,002
Exar Corp. (I)	914	7,312
Fairchild Semiconductor International, Inc. (I)	3,070	40,278
First Solar, Inc. (I)(L)	2,032	44,999
FormFactor, Inc. (I)	1,372	7,669
Freescale Semiconductor, Ltd. (I)	5,902	56,128
FSI International, Inc. (I)	1,191	7,384
GSI Technology, Inc. (I)	267	1,322
GT Advanced Technologies Inc. (I)(L)	3,033	16,530
Hittite Microwave Corp. (I)	762	42,268
Inphi Corp. (I)	755	8,048
Integrated Device Technology, Inc. (I)(L)	3,164	18,604
Integrated Silicon Solution, Inc. (I)	465	4,306
Intel Corp.	117,637	2,668,007
Intermolecular, Inc. (I)	1,145	8,130
International Rectifier Corp. (I)(L)	1,650	27,539
Intersil Corp., Class A	3,066	26,828
IXYS Corp. (I)	839	8,323
KLA-Tencor Corp.	3,953	188,578
Kopin Corp. (I)	1,135	4,268
Kulicke & Soffa Industries, Inc. (I)	1,781	18,522
Lam Research Corp. (I)	4,684	148,881
Lattice Semiconductor Corp. (I)	2,974	11,390
Linear Technology Corp.	5,361	170,748
LSI Corp. (I)	13,258	91,613
LTX-Credence Corp. (I)	1,415	8,136
M/A-COM Technology
Solutions Holdings, Inc. (I)(L)	1,159	14,719
Marvell Technology Group, Ltd.	13,751	125,822
Mattson Technology, Inc. (I)	1,856	1,800
Maxim Integrated Products, Inc.	6,850	182,347
MaxLinear, Inc., Class A (I)	1,014	6,784
MEMC Electronic Materials, Inc. (I)	5,631	15,485
Micrel, Inc. (L)	1,304	13,588
Microchip Technology, Inc. (L)	4,520	147,985
Micron Technology, Inc. (I)	23,428	140,217
Microsemi Corp. (I)	2,079	41,726
Mindspeed Technologies, Inc. (I)(L)	1,068	3,695

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
MIPS Technologies, Inc. (I)	1,405	$10,383
MKS Instruments, Inc.	1,286	32,780
Monolithic Power Systems, Inc. (I)	710	14,023
MoSys, Inc. (I)	1,267	5,119
Nanometrics, Inc. (I)(L)	623	8,604
NeoPhotonics Corp. (I)	857	5,005
NVE Corp. (I)(L)	141	8,346
NVIDIA Corp. (I)	14,408	192,203
OmniVision Technologies, Inc. (I)	1,130	15,769
ON Semiconductor Corp. (I)	10,601	65,408
PDF Solutions, Inc. (I)	507	6,926
Pericom Semiconductor Corp. (I)	802	6,965
Photronics, Inc. (I)	1,479	7,942
PLX Technology, Inc. (I)	1,352	7,801
PMC-Sierra, Inc. (I)	5,216	29,418
Power Integrations, Inc.	714	21,727
QuickLogic Corp. (I)(L)	1,411	3,951
Rambus, Inc. (I)	2,670	14,792
Ramtron International Corp. (I)	1,557	4,796
RF Micro Devices, Inc. (I)	6,722	26,552
Rubicon Technology, Inc. (I)(L)	631	6,045
Rudolph Technologies, Inc. (I)	641	6,731
Semtech Corp. (I)	1,537	38,656
Sigma Designs, Inc. (I)	779	5,149
Silicon Image, Inc. (I)	2,196	10,080
Silicon Laboratories, Inc. (I)	1,002	36,834
Skyworks Solutions, Inc. (I)	4,403	103,757
Spansion, Inc., Class A (I)	1,550	18,476
STR Holdings, Inc. (I)(L)	1,220	3,782
SunPower Corp. (I)(L)	2,577	11,622
Supertex, Inc. (I)	355	6,347
Teradyne, Inc. (I)(L)	4,487	63,805
Tessera Technologies, Inc.	1,159	15,855
Texas Instruments, Inc.	26,941	742,225
Transwitch Corp. (I)	1,304	1,421
TriQuint Semiconductor, Inc. (I)	4,009	20,245
Ultra Clean Holdings (I)	699	3,991
Ultratech, Inc. (I)	647	20,303
Veeco Instruments, Inc. (I)	883	26,508
Volterra Semiconductor Corp. (I)	538	11,766
Xilinx, Inc.	6,135	204,970

		8,033,208
Software - 4.0%
Accelrys, Inc. (I)	1,250	10,825
ACI Worldwide, Inc. (I)	888	37,527
Activision Blizzard, Inc.	26,506	298,988
Actuate Corp. (I)	1,416	9,954
Adobe Systems, Inc. (I)	11,729	380,723
Advent Software, Inc. (I)	1,170	28,747
American Software, Inc., Class A	450	3,672
ANSYS, Inc. (I)	2,189	160,673
Ariba, Inc. (I)	2,324	104,115
Aspen Technology, Inc. (I)	2,275	58,809
Autodesk, Inc. (I)	5,355	178,696
Blackbaud, Inc.	1,039	24,853
BMC Software, Inc. (I)	3,859	160,110
Bottomline Technologies, Inc. (I)	911	22,493
BroadSoft, Inc. (I)	685	28,099
CA, Inc.	11,455	295,138
Cadence Design Systems, Inc. (I)	6,524	83,931
Callidus Software, Inc. (I)(L)	647	3,190
Citrix Systems, Inc. (I)	4,372	334,764
CommVault Systems, Inc. (I)	1,084	63,631
Compuware Corp. (I)	5,233	51,859

410

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Comverse Technology, Inc. (I)	43	$264
Concur Technologies, Inc. (I)(L)	1,264	93,195
Deltek, Inc. (I)	1,823	23,735
Digimarc Corp.	216	4,806
Ebix, Inc.	840	19,832
Electronic Arts, Inc. (I)	7,892	100,149
Ellie Mae, Inc. (I)	553	15,058
Envivio, Inc. (I)	819	1,802
EPIQ Systems, Inc.	981	13,165
ePlus, Inc. (I)	159	6,236
FactSet Research Systems, Inc. (L)	1,080	104,134
Fair Isaac Corp.	859	38,019
FalconStor Software, Inc. (I)	1,749	4,110
Fortinet, Inc. (I)	3,635	87,749
Glu Mobile Inc. (I)(L)	1,164	5,389
Guidance Software, Inc. (I)	527	5,934
Guidewire Software, Inc. (I)	1,164	36,142
Imperva, Inc. (I)	541	20,012
Infoblox, Inc. (I)(L)	1,067	24,808
Informatica Corp. (I)	2,520	87,721
Interactive Intelligence Group (I)	490	14,725
Intuit, Inc.	6,950	409,216
JDA Software Group, Inc. (I)	1,064	33,814
Jive Software, Inc. (I)	1,431	22,481
Kenexa Corp. (I)	692	31,714
Majesco Entertainment Company (I)	1,485	1,871
Manhattan Associates, Inc. (I)	459	26,287
Mentor Graphics Corp. (I)	2,655	41,099
MICROS Systems, Inc. (I)	1,921	94,360
Microsoft Corp.	197,746	5,888,876
MicroStrategy, Inc., Class A (I)	263	35,260
Mitek Systems, Inc. (I)	507	1,638
Monotype Imaging Holdings, Inc.	778	12,129
Netscout Systems, Inc. (I)	949	24,209
NetSuite, Inc. (I)	1,670	106,546
Nuance Communications, Inc. (I)	7,306	181,846
Opnet Technologies, Inc. (L)	561	19,113
Oracle Corp.	118,873	3,743,311
Parametric Technology Corp. (I)	2,840	61,912
Pegasystems, Inc.	900	26,136
Pervasive Software, Inc. (I)	429	3,689
Progress Software Corp. (I)	1,513	32,363
Proofpoint, Inc. (I)	762	11,316
PROS Holdings, Inc. (I)	740	14,112
QLIK Technologies, Inc. (I)	1,979	44,349
Quest Software, Inc. (I)	1,981	55,468
RealPage, Inc. (I)	1,749	39,527
Red Hat, Inc. (I)	4,543	258,678
Rosetta Stone, Inc. (I)(L)	599	7,637
Rovi Corp. (I)	2,561	37,160
Salesforce.com, Inc. (I)	3,203	489,066
Seachange International, Inc. (I)(L)	971	7,622
Smith Micro Software, Inc. (I)	1,763	2,838
SolarWinds, Inc. (I)	1,698	94,647
Solera Holdings, Inc.	1,668	73,175
Sourcefire, Inc. (I)(L)	704	34,517
Splunk, Inc. (I)	2,196	80,637
SS&C Technologies Holdings, Inc. (I)	1,730	43,613
Symantec Corp. (I)	17,188	309,384
Synchronoss Technologies, Inc. (I)(L)	882	20,198
Synopsys, Inc. (I)	3,437	113,490
Take-Two Interactive Software, Inc. (I)	1,940	20,234
Tangoe, Inc. (I)	807	10,596
TeleCommunication Systems, Inc., Class A (I)	1,207	2,607
TeleNav, Inc. (I)	863	5,152

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
THQ, Inc. (I)	234	$866
TIBCO Software, Inc. (I)	3,914	118,320
TiVo, Inc. (I)	2,924	30,497
Tyler Technologies, Inc. (I)(L)	705	31,034
Ultimate Software Group, Inc. (I)	638	65,140
VASCO Data Security International, Inc. (I)	1,062	9,962
Verint Systems, Inc. (I)	960	26,342
VirnetX Holding Corp. (I)(L)	1,232	31,330
VMware, Inc., Class A (I)	10,011	968,464
Wave Systems Corp. Class A (I)(L)	1,941	1,826
Websense, Inc. (I)	808	12,645
Zynga, Inc., Class A (I)	17,723	50,333

		16,968,434

		78,147,448
Materials - 3.7%
Chemicals - 2.2%
A. Schulman, Inc.	713	16,984
ADA-ES, Inc. (I)	283	6,682
Air Products & Chemicals, Inc.	4,967	410,771
Airgas, Inc.	1,821	149,868
Albemarle Corp.	2,089	110,049
American Vanguard Corp.	610	21,228
Arabian American
Development Company (I)(L)	686	6,716
Ashland, Inc.	1,866	133,606
Balchem Corp. (L)	725	26,629
Cabot Corp.	1,475	53,941
Calgon Carbon Corp. (I)(L)	1,429	20,449
Celanese Corp., Series A	3,663	138,864
CF Industries Holdings, Inc.	1,538	341,805
Chase Corp. (L)	349	6,411
Chemtura Corp. (I)	2,190	37,712
Cytec Industries, Inc.	1,067	69,910
E.I. du Pont de Nemours & Company (L)	21,946	1,103,225
Eastman Chemical Company	3,597	205,065
Ecolab, Inc.	6,838	443,171
Ferro Corp. (I)	2,227	7,639
Flotek Industries, Inc. (I)	1,053	13,342
FMC Corp.	3,268	180,982
Georgia Gulf Corp.	847	30,678
GSE Holding, Inc. (I)	557	4,372
H.B. Fuller Company	1,198	36,755
Hawkins, Inc. (L)	211	8,767
Huntsman Corp.	5,713	85,295
Innophos Holdings, Inc.	533	25,845
International Flavors & Fragrances, Inc.	1,871	111,474
Intrepid Potash, Inc. (I)	1,827	39,244
KMG Chemicals, Inc.	224	4,144
Koppers Holdings, Inc.	455	15,893
Kraton Performance Polymers, Inc. (I)	778	20,306
Kronos Worldwide, Inc.	2,710	40,487
Landec Corp. (I)	357	4,088
LSB Industries, Inc. (I)	541	23,734
Material Sciences Corp. (I)	469	4,287
Minerals Technologies, Inc.	410	29,081
Monsanto Company	12,633	1,149,856
NewMarket Corp. (L)	309	76,162
Olin Corp. (L)	1,916	41,635
OM Group, Inc. (I)	761	14,109
OMNOVA Solutions, Inc. (I)	1,304	9,871
Penford Corp. (I)	473	3,538
Petrologistics LP	3,262	42,308
PolyOne Corp.	2,024	33,538

411

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
PPG Industries, Inc.	3,565	$409,405
Praxair, Inc.	7,021	729,341
Quaker Chemical Corp.	268	12,508
Rockwood Holdings, Inc.	1,807	84,206
RPM International, Inc.	3,145	89,758
Senomyx, Inc. (I)	1,262	2,398
Sensient Technologies Corp.	1,130	41,539
Sigma-Aldrich Corp. (L)	2,862	205,978
Spartech Corp. (I)	593	3,173
Stepan Company	253	24,318
Terra Nitrogen Company LP	440	95,040
The Dow Chemical Company	27,897	807,897
The Mosaic Company	10,020	577,252
The Scotts Miracle-Gro Company, Class A (L)	1,434	62,336
The Sherwin-Williams Company	2,440	363,340
Tredegar Corp.	684	12,134
Valhi, Inc.	8,007	97,685
Valspar Corp.	2,163	121,344
W.R. Grace & Company (I)	1,746	103,154
Westlake Chemical Corp. (L)	1,572	114,850
Zep, Inc.	592	8,951
Zoltek Companies, Inc. (I)	804	6,183

		9,333,306
Construction Materials - 0.1%
Eagle Materials, Inc.	1,105	51,117
Headwaters, Inc. (I)	979	6,442
Martin Marietta Materials, Inc. (L)	1,072	88,837
Texas Industries, Inc. (I)	700	28,455
United States Lime & Minerals, Inc. (I)	129	6,219
Vulcan Materials Company	3,084	145,873

		326,943
Containers & Packaging - 0.2%
AEP Industries, Inc. (I)	171	10,361
Aptargroup, Inc.	1,578	81,598
Ball Corp.	3,602	152,401
Bemis Company, Inc.	2,458	77,353
Boise, Inc.	2,614	22,899
Crown Holdings, Inc. (I)	3,552	130,536
Graphic Packaging Holding Company (I)	9,089	52,807
Greif, Inc., Class A	1,126	49,747
Myers Industries, Inc.	715	11,168
Owens-Illinois, Inc. (I)	3,776	70,838
Packaging Corp. of America	2,261	82,074
Rock-Tenn Company, Class A	1,673	120,757
Sealed Air Corp.	4,582	70,838
Silgan Holdings, Inc.	1,656	72,053
Sonoco Products Company	2,324	72,021
UFP Technologies, Inc. (I)	93	1,636

		1,079,087
Metals & Mining - 1.0%
A. M. Castle & Company (I)(L)	676	8,443
AK Steel Holding Corp. (L)	2,774	13,315
Alcoa, Inc. (L)	25,036	221,569
Allegheny Technologies, Inc.	2,513	80,165
Allied Nevada Gold Corp. (I)(L)	2,164	84,526
AMCOL International Corp.	808	27,375
Carpenter Technology Corp.	1,159	60,639
Century Aluminum Company (I)	2,202	15,744
Cliffs Natural Resources, Inc. (L)	3,363	131,594
Coeur d’Alene Mines Corp. (I)	2,046	58,986
Commercial Metals Company	2,611	34,465
Compass Minerals International, Inc.	779	58,106
Freeport-McMoRan Copper & Gold, Inc.	22,357	884,890

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
General Moly, Inc. (I)(L)	2,672	$8,470
Globe Specialty Metals, Inc.	1,837	27,959
Handy & Harman, Ltd. (I)	391	5,779
Haynes International, Inc.	260	13,559
Hecla Mining Company (L)	6,341	41,534
Horsehead Holding Corp. (I)	1,000	9,340
Kaiser Aluminum Corp. (L)	483	28,202
Materion Corp.	519	12,352
McEwen Mining, Inc. (I)(L)	3,165	14,527
Metals USA Holdings Corp. (I)	1,000	13,370
Molycorp, Inc. (I)	2,271	26,117
Newmont Mining Corp.	11,513	644,843
Noranda Aluminum Holding Corp.	1,665	11,139
Nucor Corp.	7,479	286,147
Olympic Steel, Inc.	186	3,140
Paramount Gold and Silver Corp. (I)	2,635	7,009
Reliance Steel & Aluminum Company	1,785	93,445
Royal Gold, Inc.	1,442	143,998
RTI International Metals, Inc. (I)(L)	666	15,944
Schnitzer Steel Industries, Inc., Class A (L)	687	19,339
Solitario Exploration & Royalty Corp. (I)	2,030	3,756
Southern Copper Corp. (L)	19,807	680,569
Steel Dynamics, Inc.	5,061	56,835
Stillwater Mining Company (I)	2,775	32,717
SunCoke Energy, Inc. (I)	1,551	25,002
Titanium Metals Corp. (L)	4,069	52,205
United States Steel Corp. (L)	3,628	69,186
Universal Stainless & Alloy (I)(L)	119	4,421
Vista Gold Corp. (I)(L)	1,484	5,387
Walter Energy, Inc.	1,471	47,749
Worthington Industries, Inc.	1,600	34,656

		4,118,513
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc.	956	30,649
Clearwater Paper Corp. (I)	576	23,795
Deltic Timber Corp.	274	17,881
Domtar Corp.	870	68,112
International Paper Company	10,280	373,370
KapStone Paper and Packaging Corp. (I)	1,194	26,734
Louisiana-Pacific Corp. (I)	3,038	37,975
MeadWestvaco Corp.	3,992	122,155
Neenah Paper, Inc.	311	8,907
P.H. Glatfelter Company	956	17,026
Pope Resources LP	137	7,135
Schweitzer-Mauduit International, Inc.	798	26,326
Verso Paper Corp. (I)	1,827	2,923
Wausau Paper Corp.	993	9,195

		772,183

		15,630,032
Telecommunication Services - 2.8%
Diversified Telecommunication Services - 2.5%
8x8, Inc. (I)	1,278	8,384
Alaska Communications
Systems Group, Inc. (L)	1,419	3,207
American Tower Corp.	9,280	662,499
AT&T, Inc.	139,609	5,263,259
Atlantic Tele-Network, Inc.	401	17,235
Cbeyond, Inc. (I)	824	8,125
CenturyLink, Inc.	14,640	591,456
Cincinnati Bell, Inc. (I)(L)	5,130	29,241
Cogent Communications Group, Inc.	1,163	26,737
Consolidated
Communications Holdings, Inc. (L)	1,133	19,476

412

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Frontier Communications Corp. (L)	23,625	$115,763
General Communication, Inc., Class A (I)	950	9,310
Globalstar, Inc. (I)	6,027	2,772
Hawaiian Telcom Holdco, Inc. (I)	267	4,734
HickoryTech Corp.	417	4,412
IDT Corp., Class B	427	4,385
inContact, Inc. (I)	630	4,108
Level 3 Communications, Inc. (I)	4,971	114,184
Lumos Networks Corp.	555	4,362
Multiband Corp. (I)	1,058	2,275
Neutral Tandem, Inc.	876	8,217
ORBCOMM, Inc. (I)	1,623	6,070
Premiere Global Services, Inc. (I)	1,065	9,958
Towerstream Corp. (I)(L)	1,087	4,413
tw telecom, Inc. (I)	3,587	93,513
Verizon Communications, Inc.	66,839	3,045,853
Vonage Holdings Corp. (I)	4,929	11,238
Windstream Corp. (L)	13,707	138,578

		10,213,764
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (I)(L)	634	5,034
Clearwire Corp., Class A (I)(L)	30,729	41,484
Crown Castle International Corp. (I)	6,702	429,598
Leap Wireless International, Inc. (I)(L)	2,036	13,886
MetroPCS Communications, Inc. (I)	8,442	98,856
NII Holdings, Inc. (I)(L)	4,011	31,486
NTELOS Holdings Corp.	555	9,640
SBA Communications Corp., Class A (I)(L)	2,821	177,441
Shenandoah Telecommunications Company	652	11,475
Sprint Nextel Corp. (I)	70,671	390,104
Telephone & Data Systems, Inc.	2,523	64,614
United States Cellular Corp. (I)(L)	2,035	79,630
USA Mobility, Inc. (L)	574	6,813

		1,360,061

		11,573,825
Utilities - 3.2%
Electric Utilities - 1.7%
ALLETE, Inc.	846	35,312
American Electric Power Company, Inc.	11,395	500,696
Cleco Corp.	1,463	61,417
Duke Energy Corp.	16,546	1,072,181
Edison International	7,726	353,001
El Paso Electric Company	958	32,812
Entergy Corp.	4,169	288,912
Exelon Corp.	20,027	712,561
FirstEnergy Corp.	9,831	433,547
Great Plains Energy, Inc.	3,214	71,544
Hawaiian Electric Industries, Inc. (L)	2,229	58,645
IDACORP, Inc.	1,180	51,059
ITC Holdings Corp.	1,187	89,713
MGE Energy, Inc.	555	29,409
NextEra Energy, Inc.	9,804	689,515
Northeast Utilities	7,338	280,532
NV Energy, Inc.	5,479	98,677
OGE Energy Corp.	2,339	129,721
Otter Tail Corp.	831	19,828
Pepco Holdings, Inc. (L)	5,268	99,565
Pinnacle West Capital Corp.	2,539	134,059
PNM Resources, Inc.	1,941	40,819
Portland General Electric Company	1,756	47,482
PPL Corp.	13,594	394,906
The Empire District Electric Company	1,053	22,692
The Southern Company	20,336	937,286

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
UIL Holdings Corp.	1,235	$44,287
Unitil Corp.	246	6,696
UNS Energy Corp.	843	35,288
Westar Energy, Inc.	2,973	88,179
Xcel Energy, Inc.	11,466	317,723

		7,178,064
Gas Utilities - 0.3%
AGL Resources, Inc.	2,799	114,507
AmeriGas Partners LP	2,070	90,376
Atmos Energy Corp.	2,127	76,125
Chesapeake Utilities Corp.	243	11,508
Delta Natural Gas Company, Inc.	146	2,827
Ferrellgas Partners LP	1,746	33,872
Gas Natural, Inc.	229	2,276
National Fuel Gas Company (L)	1,970	106,459
New Jersey Resources Corp.	982	44,897
Northwest Natural Gas Company (L)	595	29,298
ONEOK, Inc.	4,906	237,009
Piedmont Natural Gas Company, Inc. (L)	1,721	55,898
Questar Corp.	4,272	86,850
RGC Resources, Inc.	233	4,189
South Jersey Industries, Inc.	691	36,575
Southwest Gas Corp.	1,053	46,543
Star Gas Partners LP	1,071	4,627
Suburban Propane Partners LP	1,101	45,537
The Laclede Group, Inc.	493	21,199
UGI Corp.	2,675	84,931
WGL Holdings, Inc.	1,244	50,071

		1,185,574
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	18,063	198,151
Calpine Corp. (I)	11,363	196,580
Dynegy, Inc. (I)(L)	3,598	1,367
Genie Energy, Ltd., B Shares	427	3,062
GenOn Energy, Inc. (I)	19,323	48,887
NRG Energy, Inc.	5,448	116,533
Ormat Technologies, Inc.	1,034	19,388
Synthesis Energy Systems, Inc. (I)	2,507	3,309

		587,277
Multi-Utilities - 1.0%
Alliant Energy Corp.	2,630	114,116
Ameren Corp.	5,692	185,958
Avista Corp.	1,341	34,517
Black Hills Corp.	1,048	37,277
CenterPoint Energy, Inc.	9,994	212,872
CH Energy Group, Inc.	353	23,019
CMS Energy Corp.	6,023	141,842
Consolidated Edison, Inc.	6,902	413,361
Dominion Resources, Inc.	13,435	711,249
DTE Energy Company	4,007	240,180
Integrys Energy Group, Inc.	1,819	94,952
MDU Resources Group, Inc.	4,509	99,378
NiSource, Inc.	6,628	168,881
NorthWestern Corp.	845	30,614
PG&E Corp.	9,703	414,027
Public Service Enterprise Group, Inc.	11,973	385,291
SCANA Corp.	3,074	148,382
Sempra Energy	5,640	363,724
TECO Energy, Inc.	5,103	90,527
Vectren Corp.	1,933	55,284
Wisconsin Energy Corp. (L)	5,420	204,171

		4,169,622

413

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Water Utilities - 0.1%
American States Water Company (L)	483	$21,460
American Water Works Company, Inc.	4,182	154,985
Aqua America, Inc.	3,195	79,108
Artesian Resources Corp., Class A	363	8,432
Cadiz, Inc. (I)(L)	622	6,040
California Water Service Group	891	16,617
Connecticut Water Service, Inc.	252	8,039
Middlesex Water Company	365	6,993
SJW Corp.	367	9,307
York Water Company	367	6,731

		317,712

		13,438,249

TOTAL COMMON STOCKS (Cost $315,539,153)		$406,679,887

CORPORATE BONDS - 0.0%
Financials - 0.0%
GAMCO Investors, Inc. Zero
Coupon 12/31/2015 (Z)	$2,800	$2,474

TOTAL CORPORATE BONDS (Cost $2,106)		$2,474

RIGHTS - 0.0%
Celgene Corp. (Expiration Date: 12/31/2030,
Strike Price: $0.01) (I)	1,041	2,936
Fresenius Kabi Pharmaceuticals Holding, Inc.
(Strike Price: $0.02) (I)(N)	4,291	0
Hampton Roads Bankshares, Inc. (Strike
Price $0.70) (I)(N)	929	2,918
Liberty Ventures (Expiration Date: 10/09/2012,
Strike Price: $35.99) (I)	227	3,074
Sanofi (Expiration Date: 12/31/2020, Strike
Price: EUR 2.00) (I)	6,678	11,219
Sears Hometown and Outlet Stores, Inc.
(Expiration Date: 10/08/2012, Strike
Price: $15.00) (I)	2,538	6,903

TOTAL RIGHTS (Cost $38,205)		$27,050

WARRANTS - 0.0%
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I)(L)	273	15

TOTAL WARRANTS (Cost $0)		$15

SECURITIES LENDING COLLATERAL - 5.1%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	2,148,640	21,504,874

TOTAL SECURITIES LENDING
COLLATERAL (Cost $21,503,750)		$21,504,874

SHORT-TERM INVESTMENTS - 2.9%
Repurchase Agreement - 2.9%
Repurchase Agreement with State Street Corp.
dated 09/28/2012 at 0.010% to be
repurchased at $11,952,010 on 10/01/2012,
collateralized by $8,970,000 U.S. Treasury
Bonds, 4.500% due 08/15/2039 (valued at
$12,195,603, including interest)	$11,952,000	$11,952,000

TOTAL SHORT-TERM INVESTMENTS (Cost $11,952,000)		$11,952,000

Total Investments (Total Stock Market Index Trust)
(Cost $349,035,214) - 104.9%		$440,166,300
Other assets and liabilities, net - (4.9%)		(20,538,840)

TOTAL NET ASSETS - 100.0%		$419,627,460

Ultra Short Term Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 40.4%
U.S. Government Agency - 40.4%
Federal Home Loan Banks
0.330%, 11/26/2013	$3,000,000	3,000,630
0.420%, 06/06/2014	1,565,000	1,565,574
0.550%, 10/05/2015	4,000,000	4,000,896
Federal Home Loan Mortgage Corp.
0.875%, 12/19/2014	2,500,000	2,503,935
2.230%, 12/01/2035 (P)	808,687	860,640
2.265%, 12/01/2035 (P)	383,053	404,103
2.283%, 11/01/2036 (P)	729,003	779,278
2.315%, 12/01/2036 (P)	201,913	214,323
2.356%, 05/01/2034 (P)	873,819	937,154
2.406%, 08/01/2035 (P)	771,904	827,464
2.447%, 06/01/2036 (P)	382,517	408,265
2.601%, 06/01/2035 (P)	777,100	835,626
2.657%, 05/01/2037 (P)	765,416	819,570
2.751%, 02/01/2036 (P)	695,255	746,688
Federal National Mortgage Association
0.500%, 10/24/2014	2,500,000	2,500,312
0.600%, 11/21/2013	5,000,000	5,001,555
0.650%, 07/16/2015	2,500,000	2,501,747
0.700%, 05/29/2015 to 06/26/2015	6,195,000	6,200,463
0.800%, 11/23/2015	3,200,000	3,202,326
1.070%, 04/24/2015	2,500,000	2,501,100
2.239%, 10/01/2035 (P)	1,040,424	1,100,927
2.289%, 02/01/2035 (P)	905,822	962,775
2.312%, 01/01/2036 (P)	1,177,000	1,245,570
2.324%, 05/01/2036 (P)	2,577,508	2,717,297
2.379%, 07/01/2035 (P)	757,131	809,657
2.463%, 05/01/2034 (P)	601,050	645,416
2.548%, 10/01/2038 (P)	907,586	954,255
2.609%, 07/01/2035 (P)	1,293,951	1,383,569
6.500%, 10/01/2037	177,514	199,710
Government National Mortgage Association
1.625%, 08/20/2032 to 08/20/2035 (P)	1,474,875	1,548,225

		51,379,050

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $51,167,237)		$51,379,050

CORPORATE BONDS - 33.7%
Consumer Discretionary - 6.6%
American Honda Finance Corp.
4.625%, 04/02/2013 (S)	1,000,000	1,021,219
Best Buy Company, Inc. 7.000%, 07/15/2013	1,000,000	1,029,603
Comcast Cable Communications
Holdings, Inc. 8.375%, 03/15/2013	1,000,000	1,035,554
COX Communications, Inc.
7.125%, 10/01/2012	892,000	892,000
Daimler Finance North America LLC
6.500%, 11/15/2013	1,000,000	1,064,555
Hewlett-Packard Company
1.250%, 09/13/2013	1,000,000	1,003,038
Toyota Motor Credit Corp.
1.375%, 08/12/2013	250,000	252,340
Whirlpool Corp. 5.500%, 03/01/2013	1,000,000	1,017,124
Xerox Corp. 1.799%, 09/13/2013 (P)	1,000,000	1,006,604

		8,322,037
Consumer Staples - 2.6%
Altria Group, Inc. 8.500%, 11/10/2013	1,000,000	1,085,221
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/2012	500,000	500,428
Cadbury Schweppes US Finance LLC
5.125%, 10/01/2013 (S)	150,000	156,022

414

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Coca-Cola Bottling Company
5.000%, 11/15/2012	$500,000	$502,567
Philip Morris International, Inc.
4.875%, 05/16/2013	1,000,000	1,027,425

		3,271,663
Financials - 13.7%
American Express Credit Corp.
1.750%, 06/12/2015	1,000,000	1,022,872
American International Group, Inc.
4.250%, 05/15/2013	1,000,000	1,020,255
Aon Corp. 7.375%, 12/14/2012	1,000,000	1,012,447
Bank of America Corp.
1.867%, 01/30/2014 (P)	500,000	503,585
Barclays Bank PLC 2.500%, 01/23/2013	1,000,000	1,006,216
BB&T Corp. 4.750%, 10/01/2012	1,000,000	1,000,000
Burlington Northern Santa Fe LLC
4.300%, 07/01/2013	1,000,000	1,028,377
Citigroup, Inc. 1.906%, 01/13/2014 (P)	1,000,000	1,008,215
Credit Suisse USA, Inc.
0.708%, 04/12/2013 (P)	1,000,000	1,001,085
General Electric Capital Corp.
1.875%, 09/16/2013	1,000,000	1,014,171
ING Bank NV 2.000%, 10/18/2013 (S)	700,000	706,922
JPMorgan Chase & Company
3.400%, 06/24/2015	1,000,000	1,061,345
5.250%, 11/02/2012	500,000	501,419
Merrill Lynch & Company, Inc.
5.450%, 02/05/2013	750,000	761,460
Morgan Stanley 2.937%, 05/14/2013 (P)	250,000	252,464
National City Bank 0.518%, 03/01/2013 (P)	400,000	400,279
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	155,000	156,865
The Goldman Sachs Group, Inc.
6.000%, 05/01/2014	1,000,000	1,073,544
The Toronto-Dominion Bank
0.628%, 07/26/2013 (P)	1,000,000	1,001,877
UBS AG 2.250%, 08/12/2013	300,000	303,893
Wachovia Corp. 5.500%, 05/01/2013	1,500,000	1,544,284

		17,381,575
Health Care - 0.8%
WellPoint, Inc. 6.000%, 02/15/2014	1,000,000	1,070,015
Industrials - 2.2%
Cooper US, Inc. 5.450%, 04/01/2015	1,000,000	1,100,029
ERAC USA Finance LLC
2.750%, 07/01/2013 (S)	700,000	709,951
John Deere Capital Corp. 7.125%, 10/01/2012	1,000,000	1,000,000

		2,809,980
Information Technology - 0.8%
International Business Machines Corp.
4.750%, 11/29/2012	1,000,000	1,007,475
Materials - 4.2%
Alcoa, Inc. 6.000%, 07/15/2013	1,000,000	1,038,367
ArcelorMittal 5.375%, 06/01/2013	1,000,000	1,025,536
International Paper Company
5.300%, 04/01/2015	1,000,000	1,091,717
Rio Tinto Finance USA, Ltd.
5.875%, 07/15/2013	1,000,000	1,039,800
The Dow Chemical Company
5.900%, 02/15/2015	1,000,000	1,114,109

		5,309,529

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services - 2.4%
Deutsche Telekom International Finance BV
5.250%, 07/22/2013	$1,000,000	$1,036,754
Telecom Italia Capital SA 5.250%, 11/15/2013	1,000,000	1,031,250
Verizon Communications, Inc.
5.250%, 04/15/2013	1,000,000	1,025,943

		3,093,947
Utilities - 0.4%
NiSource Finance Corp. 6.150%, 03/01/2013	500,000	510,588

TOTAL CORPORATE BONDS (Cost $42,496,354)		$42,776,809

ASSET BACKED SECURITIES - 20.4%
AmeriCredit Automobile Receivables Trust
Series 2011-1, Class A2,
0.840%, 06/09/2014	70,012	70,023
Series 2011-4, Class A2,
0.920%, 03/09/2015	987,329	989,376
Series 2010-3, Class A3,
1.140%, 04/08/2015	293,862	294,655
Americredit Automobile Receivables Trust,
Series 2011-1, Class A3
1.390%, 09/08/2015	750,000	754,404
AmeriCredit Automobile Receivables Trust,
Series 2010-2, Class A3
1.710%, 08/08/2014	138,348	138,476
BA Credit Card Trust, Series 2010-A1,
Class A1 0.521%, 09/15/2015 (P)	1,225,000	1,226,692
Bank of America Auto Trust, Series 2010-2,
Class A3 1.310%, 07/15/2014	485,327	486,298
BMW Vehicle Lease Trust, Series 2011-1,
Class A3 1.060%, 02/20/2014	1,308,558	1,312,032
Chase Issuance Trust, Series 2008-A6,
Class A6 1.421%, 05/15/2015 (P)	2,675,000	2,695,402
Discover Card Master Trust, Series 2010-A1,
Class A1 0.871%, 09/15/2015 (P)	1,500,000	1,503,707
Discover Card Master Trust I, Series 2005-4,
Class A2 0.311%, 06/16/2015 (P)	1,635,000	1,635,109
Ford Credit Auto Owner Trust
Series 2010-a, Class A4,
2.150%, 06/15/2015	1,500,000	1,524,025
Series 2009-A, Class A4,
6.070%, 05/15/2014	468,581	475,526
GE Capital Credit Card Master Note Trust,
Series 2010-3, Class A 2.210%, 06/15/2016	1,500,000	1,518,851
Honda Auto Receivables Owner Trust
Series 2011-3, Class A3,
0.880%, 09/21/2015	1,750,000	1,760,789
Series 2010-1, Class A3,
1.250%, 10/21/2013	152,786	152,962
Series 2010-2, Class A3,
1.340%, 03/18/2014	155,140	155,672
Series 2010-1, Class A4,
1.980%, 05/23/2016	1,000,000	1,007,904
Series 2009-3, Class A4,
3.300%, 09/15/2015	263,300	264,236
Hyundai Auto Receivables Trust,
Series 2010-A, Class A3
1.500%, 10/15/2014	673,093	675,406
John Deere Owner Trust, Series 2012-A,
Class A2 0.590%, 06/16/2014	1,500,000	1,501,613
Mercedes-Benz Auto Lease Trust,
Series 2012-A 0.660%, 04/15/2014	910,000	911,097
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3
1.670%, 01/15/2014	175,187	175,635

415

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Nissan Auto Lease Trust, Series 2012-A,
Class A2B 0.381%, 07/15/2014 (P)	$590,000	$590,713
Nissan Auto Receivables Owner Trust
Series 2011-B, Class A2,
0.740%, 09/15/2014	858,312	859,943
Series 2011-A, Class A3,
1.180%, 02/16/2015	1,510,000	1,520,040
Volkswagen Auto Lease Trust
Series 2012-A, Class A2,
0.660%, 11/20/2014	1,250,000	1,253,530
Series 2010-A, Class A3,
0.990%, 11/20/2013	511,214	512,316

TOTAL ASSET BACKED SECURITIES (Cost $26,021,632)		$25,966,432

Total Investments (Ultra Short Term Bond Trust)
(Cost $119,685,223) - 94.5%		$120,122,291
Other assets and liabilities, net - 5.5%		7,054,693

TOTAL NET ASSETS - 100.0%		$127,176,984

U.S. Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.3%
Consumer Discretionary - 8.5%
Auto Components - 0.0%
Visteon Corp. (I)	2,000	$88,920
Automobiles - 0.3%
General Motors Company (I)	114,600	2,607,150
Distributors - 0.2%
Genuine Parts Company (L)	23,000	1,403,690
LKQ Corp. (I)	11,800	218,300

		1,621,990
Diversified Consumer Services - 0.1%
Apollo Group, Inc., Class A (I)	25,000	726,250
Bridgepoint Education, Inc. (I)(L)	13,900	141,085
DeVry, Inc. (L)	7,700	175,252
H&R Block, Inc.	11,200	194,096
ITT Educational Services, Inc. (L)	4,400	141,812

		1,378,495
Hotels, Restaurants & Leisure - 2.4%
Buffalo Wild Wings, Inc. (I)	1,000	85,740
Cracker Barrel Old Country Store, Inc.	1,600	107,376
Einstein Noah Restaurant Group, Inc.	7,900	139,751
Marriott International, Inc. (L)	5,600	218,960
McDonald’s Corp.	201,851	18,519,823
Panera Bread Company, Class A (I)	4,850	828,817
Ruth’s Hospitality Group, Inc. (I)	13,800	87,906
Starbucks Corp.	55,700	2,826,775
Wyndham Worldwide Corp.	7,200	377,856
Yum! Brands, Inc.	6,500	431,210

		23,624,214
Household Durables - 0.2%
D.R. Horton, Inc. (L)	10,400	214,656
Garmin, Ltd. (L)	5,800	242,092
Jarden Corp.	2,000	105,680
Lennar Corp., Class A (L)	2,900	100,833
Mohawk Industries, Inc. (I)	3,800	304,076
NACCO Industries, Inc., Class A	870	109,107

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Newell Rubbermaid, Inc.	5,000	$95,450
NVR, Inc. (I)	118	99,651
PulteGroup, Inc. (I)	6,700	103,850
Whirlpool Corp.	1,300	107,783

		1,483,178
Internet & Catalog Retail - 0.1%
Expedia, Inc. (L)	7,550	436,692
Liberty Interactive Corp., Series A (I)	13,100	242,350
Liberty Ventures, Series A (I)	655	32,514

		711,556
Leisure Equipment & Products - 0.0%
Johnson Outdoors, Inc., Class A (I)	4,500	96,255
Media - 0.6%
Arbitron, Inc.	2,600	98,540
Charter Communications, Inc., Class A (I)	1,300	97,591
Clear Channel Outdoor Holdings, Inc., Class A	27,900	166,842
Comcast Corp., Class A	42,900	1,534,533
DIRECTV (I)	6,300	330,498
Discovery Communications, Inc., Class A (I)	4,100	244,483
Gannett Company, Inc.	15,200	269,800
Lamar Advertising Company, Class A (I)	10,900	403,954
Lions Gate Entertainment Corp. (I)	6,200	94,674
Omnicom Group, Inc.	1,800	92,808
The Walt Disney Company	37,500	1,960,500
The Washington Post Company, Class B (L)	223	80,956
Time Warner, Inc.	20,233	917,162

		6,292,341
Multiline Retail - 0.8%
Big Lots, Inc. (I)(L)	2,800	82,824
Dillard’s, Inc., Class A	1,300	94,016
Dollar Tree, Inc. (I)	48,960	2,363,544
Family Dollar Stores, Inc.	15,100	1,001,130
J.C. Penney Company, Inc. (L)	8,700	211,323
Macy’s, Inc.	17,900	673,398
Sears Holdings Corp. (I)	12,800	710,272
Target Corp.	37,800	2,399,166

		7,535,673
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	7,200	492,768
Aeropostale, Inc. (I)	5,100	69,003
American Eagle Outfitters, Inc.	12,200	257,176
Asbury Automotive Group, Inc. (I)	3,600	100,620
AutoNation, Inc. (I)(L)	7,700	336,259
Barnes & Noble, Inc. (I)(L)	7,800	99,684
Bed Bath & Beyond, Inc. (I)	13,600	856,800
Best Buy Company, Inc. (L)	26,100	448,659
Big 5 Sporting Goods Corp.	12,000	119,400
Conn’s, Inc. (I)	4,000	88,200
Destination Maternity Corp.	4,200	78,540
Foot Locker, Inc.	2,700	95,850
GameStop Corp., Class A (L)	31,192	655,032
Lowe’s Companies, Inc.	78,800	2,382,912
O’Reilly Automotive, Inc. (I)	4,200	351,204
Orchard Supply Hardware
Stores Corp., Class A (I)	428	6,197
PetSmart, Inc.	2,700	186,246
Ross Stores, Inc.	61,800	3,992,280
Sally Beauty Holdings, Inc. (I)	3,500	87,815
Staples, Inc.	6,000	69,120
The Gap, Inc.	28,700	1,026,886
The Home Depot, Inc.	71,200	4,298,344

416

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
TJX Companies, Inc.	182,900	$8,192,091

		24,291,086
Textiles, Apparel & Luxury Goods - 1.3%
Carter’s, Inc. (I)	4,000	215,360
Coach, Inc.	43,700	2,448,074
Fossil, Inc. (I)	1,140	96,558
NIKE, Inc., Class B	91,710	8,704,196
Steven Madden, Ltd. (I)	2,900	126,788
VF Corp.	8,010	1,276,474

		12,867,450

		82,598,308
Consumer Staples - 23.5%
Beverages - 6.2%
Brown-Forman Corp., Class B	40,698	2,655,545
Monster Beverage Corp. (I)	40,440	2,190,230
PepsiCo, Inc.	319,476	22,609,317
The Coca-Cola Company	850,700	32,267,051

		59,722,143
Food & Staples Retailing - 5.0%
CVS Caremark Corp.	34,700	1,680,174
Safeway, Inc. (L)	5,900	94,931
Sysco Corp.	112,400	3,514,748
The Kroger Company	33,700	793,298
Wal-Mart Stores, Inc.	552,980	40,809,924
Walgreen Company	56,700	2,066,148

		48,959,223
Food Products - 1.8%
Campbell Soup Company (L)	41,600	1,448,512
Dean Foods Company (I)	11,600	189,660
Farmer Brothers Company (I)	9,900	94,149
General Mills, Inc.	125,200	4,989,220
H.J. Heinz Company	19,500	1,091,025
Hormel Foods Corp. (L)	50,000	1,462,000
Kellogg Company	49,300	2,546,838
Kraft Foods, Inc. (I)	14,000	578,900
McCormick & Company, Inc., Non-
Voting Shares	24,900	1,544,796
The Hershey Company	42,700	3,027,003

		16,972,103
Household Products - 5.6%
Church & Dwight Company, Inc.	27,100	1,463,129
Colgate-Palmolive Company	88,990	9,541,508
Kimberly-Clark Corp.	61,600	5,284,048
The Clorox Company	25,000	1,801,250
The Procter & Gamble Company	521,200	36,150,432

		54,240,367
Personal Products - 0.6%
Avon Products, Inc.	13,100	208,945
Herbalife, Ltd. (L)	21,500	1,019,100
Nu Skin Enterprises, Inc., Class A (L)	10,200	396,066
The Estee Lauder Companies, Inc., Class A	71,762	4,418,386
USANA Health Sciences, Inc. (I)	2,200	102,234

		6,144,731
Tobacco - 4.3%
Altria Group, Inc.	27,500	918,225
Lorillard, Inc.	30,390	3,538,916
Philip Morris International, Inc.	371,584	33,420,265
Reynolds American, Inc.	97,000	4,203,980

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco (continued)
Universal Corp. (L)	2,000	$101,840

		42,183,226

		228,221,793
Energy - 1.3%
Energy Equipment & Services - 0.0%
Gulfmark Offshore, Inc., Class A (I)	2,700	89,208
Nabors Industries, Ltd. (I)	6,300	88,389
SEACOR Holdings, Inc. (I)	1,000	83,360

		260,957
Oil, Gas & Consumable Fuels - 1.3%
Apache Corp.	14,290	1,235,656
Chevron Corp.	50,171	5,847,932
ConocoPhillips	21,900	1,252,242
HollyFrontier Corp.	2,300	94,921
Kinder Morgan, Inc.	22,900	813,408
Marathon Petroleum Corp.	14,600	797,014
Occidental Petroleum Corp.	11,535	992,702
Phillips 66	10,950	507,752
Tesoro Corp.	2,300	96,370
Valero Energy Corp.	15,800	500,544
Western Refining, Inc.	3,300	86,394
World Fuel Services Corp. (L)	4,900	174,489

		12,399,424

		12,660,381
Financials - 3.3%
Capital Markets - 0.1%
GAMCO Investors, Inc., Class A	2,000	99,500
Janus Capital Group, Inc.	11,600	109,504
Safeguard Scientifics, Inc. (I)	5,900	92,571
The Bank of New York Mellon Corp.	17,400	393,588

		695,163
Commercial Banks - 1.3%
BB&T Corp.	21,500	712,940
Central Pacific Financial Corp. (I)	6,400	91,520
CIT Group, Inc. (I)	7,800	307,242
Fifth Third Bancorp	22,500	348,975
First Connecticut Bancorp, Inc.	6,800	91,868
First Horizon National Corp.	10,300	99,189
Heritage Commerce Corp. (I)	14,100	97,854
Heritage Oaks Bancorp (I)	16,100	92,736
Huntington Bancshares, Inc.	14,700	101,430
Investors Bancorp, Inc.	5,400	98,496
KeyCorp	10,900	95,266
OmniAmerican Bancorp, Inc. (I)	4,300	97,739
PNC Financial Services Group, Inc.	16,000	1,009,600
Regions Financial Corp.	60,700	437,647
State Bank Financial Corp.	6,000	98,940
SunTrust Banks, Inc.	8,800	248,776
Susquehanna Bancshares, Inc.	8,700	91,002
The Bancorp, Inc. (I)	9,600	98,592
U.S. Bancorp	43,500	1,492,050
Wells Fargo & Company	192,200	6,636,666
West Coast Bancorp	5,500	123,860
Wilshire Bancorp, Inc. (I)	16,600	104,580

		12,576,968
Consumer Finance - 0.1%
Credit Acceptance Corp. (I)	1,100	94,061
Discover Financial Services	9,300	369,489
Ezcorp, Inc., Class A (I)	3,900	89,427
First Cash Financial Services, Inc. (I)	2,100	96,621

417

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Finance (continued)
Nelnet, Inc., Class A	3,900	$92,586
SLM Corp.	19,300	303,396

		1,045,580
Diversified Financial Services - 0.7%
Bank of America Corp.	370,372	3,270,385
JPMorgan Chase & Company	96,300	3,898,224

		7,168,609
Insurance - 0.9%
Alleghany Corp. (I)	270	93,134
Allied World Assurance Company Holdings AG	2,500	193,125
American Financial Group, Inc.	2,000	75,800
American International Group, Inc. (I)	40,300	1,321,437
Aon PLC	5,700	298,053
Aspen Insurance Holdings, Ltd.	3,100	94,519
Assurant, Inc.	18,800	701,240
Cincinnati Financial Corp.	2,400	90,936
CNO Financial Group, Inc.	11,800	113,870
Genworth Financial, Inc., Class A (I)	58,100	303,863
Hartford Financial Services Group, Inc.	15,500	301,320
Hilltop Holdings, Inc. (I)	9,200	116,932
Kemper Corp.	3,000	92,130
Lincoln National Corp.	14,700	355,593
MBIA, Inc. (I)	8,400	85,092
MetLife, Inc.	12,200	420,412
Old Republic International Corp.	9,100	84,630
Presidential Life Corp.	4,600	64,078
Primerica, Inc.	3,400	97,376
Protective Life Corp.	3,100	81,251
Prudential Financial, Inc.	7,900	430,629
StanCorp Financial Group, Inc.	2,600	81,224
Symetra Financial Corp.	15,500	190,650
The Allstate Corp.	15,700	621,877
The Travelers Companies, Inc.	24,200	1,651,892
Torchmark Corp.	3,700	189,995
Unum Group	4,900	94,178

		8,245,236
Real Estate Investment Trusts - 0.2%
American Capital Agency Corp.	11,500	397,785
CommonWealth REIT	4,800	69,888
General Growth Properties, Inc.	12,100	235,708
Getty Realty Corp. (L)	4,700	84,365
Gyrodyne Company of America, Inc. (I)	790	85,818
Hatteras Financial Corp.	3,200	90,208
Invesco Mortgage Capital, Inc.	4,500	90,585
iStar Financial, Inc. (I)(L)	14,100	116,748
Newcastle Investment Corp.	12,200	91,866
NorthStar Realty Finance Corp.	15,700	99,852
Omega Healthcare Investors, Inc.	700	15,911
One Liberty Properties, Inc.	4,800	89,520
PennyMac Mortgage Investment Trust	4,600	107,502

		1,575,756
Real Estate Management & Development - 0.0%
Forest City Enterprises, Inc., Class A (I)(L)	6,200	98,270
Tejon Ranch Company (I)	3,200	96,128
The Howard Hughes Corp. (I)	11	782
The St. Joe Company (I)	5,700	111,150

		306,330
Thrifts & Mortgage Finance - 0.0%
Capitol Federal Financial, Inc.	7,600	90,896
Franklin Financial Corp. (I)	5,500	93,830

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Hudson City Bancorp, Inc.	14,500	$115,420

		300,146

		31,913,788
Health Care - 29.1%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (I)	4,730	541,112
Amgen, Inc.	124,400	10,489,408
AVEO Pharmaceuticals, Inc. (I)	7,500	78,075
Biogen Idec, Inc. (I)	38,350	5,722,971
Celgene Corp. (I)	16,600	1,268,240
Cubist Pharmaceuticals, Inc. (I)	2,700	128,736
Enzon Pharmaceuticals, Inc. (I)(L)	13,200	91,872
Gilead Sciences, Inc. (I)	66,601	4,417,644
Idenix Pharmaceuticals, Inc. (I)	24,400	111,508
PDL BioPharma, Inc. (L)	14,900	114,581
Pharmacyclics, Inc. (I)	1,700	109,650
Regeneron Pharmaceuticals, Inc. (I)	1,610	245,783
Theravance, Inc. (I)(L)	3,400	88,094

		23,407,674
Health Care Equipment & Supplies - 4.6%
Baxter International, Inc.	114,801	6,917,908
Becton, Dickinson and Company	40,500	3,181,680
Boston Scientific Corp. (I)	34,500	198,030
C.R. Bard, Inc.	15,790	1,652,424
Covidien PLC	69,900	4,153,458
Edwards Lifesciences Corp. (I)	19,720	2,117,336
IDEXX Laboratories, Inc. (I)(L)	11,800	1,172,330
Intuitive Surgical, Inc. (I)	8,670	4,297,112
Medtronic, Inc.	233,466	10,067,054
ResMed, Inc. (L)	19,100	772,977
St. Jude Medical, Inc.	59,600	2,510,948
Stryker Corp.	73,800	4,107,708
Varian Medical Systems, Inc. (I)(L)	21,200	1,278,784
Wright Medical Group, Inc. (I)	4,300	95,073
Zimmer Holdings, Inc.	40,000	2,704,800

		45,227,622
Health Care Providers & Services - 3.1%
Aetna, Inc.	19,200	760,320
AmerisourceBergen Corp.	17,900	692,909
Cardinal Health, Inc.	10,500	409,185
Catamaran Corp. (I)	4,100	401,677
Cigna Corp.	4,300	202,831
Community Health Systems, Inc. (I)	3,300	96,162
Coventry Health Care, Inc.	8,400	350,196
Express Scripts Holding Company (I)	134,300	8,416,581
HCA Holdings, Inc.	10,700	355,775
Health Net, Inc. (I)	2,900	65,279
Henry Schein, Inc. (I)(L)	17,300	1,371,371
Humana, Inc.	8,400	589,260
Laboratory Corp. of America Holdings (I)(L)	29,400	2,718,618
LHC Group, Inc. (I)	5,400	99,738
McKesson Corp.	10,100	868,903
MEDNAX, Inc. (I)	9,300	692,385
Quest Diagnostics, Inc.	23,200	1,471,576
Tenet Healthcare Corp. (I)	17,700	110,979
UnitedHealth Group, Inc.	170,822	9,465,247
WellPoint, Inc.	17,700	1,026,777

		30,165,769
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.	8,800	109,384

418

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Technology (continued)
Cerner Corp. (I)	30,940	$2,395,065

		2,504,449
Life Sciences Tools & Services - 0.2%
Life Technologies Corp. (I)	2,200	107,536
Mettler-Toledo International, Inc. (I)	1	171
Techne Corp.	7,000	503,580
Waters Corp. (I)	17,100	1,424,943

		2,036,230
Pharmaceuticals - 18.5%
Abbott Laboratories	397,601	27,259,525
Allergan, Inc.	59,474	5,446,629
Bristol-Myers Squibb Company	347,100	11,714,625
Eli Lilly & Company	327,901	15,545,786
Endo Health Solutions, Inc. (I)	9,600	304,512
Forest Laboratories, Inc. (I)	56,600	2,015,526
Hospira, Inc. (I)	2,900	95,178
Johnson & Johnson	518,400	35,722,944
Merck & Company, Inc.	820,856	37,020,606
Pfizer, Inc.	1,792,194	44,536,021
ViroPharma, Inc. (I)	4,000	120,880
Vivus, Inc. (I)(L)	3,200	57,024

		179,839,256

		283,181,000
Industrials - 2.9%
Aerospace & Defense - 0.5%
Alliant Techsystems, Inc.	1,800	90,198
Exelis, Inc.	8,400	86,856
GenCorp, Inc. (I)	14,000	132,860
General Dynamics Corp.	18,400	1,216,608
Huntington Ingalls Industries, Inc. (I)	2,300	96,715
L-3 Communications Holdings, Inc.	6,000	430,260
Lockheed Martin Corp.	5,580	521,060
National Presto Industries, Inc. (L)	1,300	94,744
Northrop Grumman Corp.	11,200	744,016
Raytheon Company	19,700	1,126,052

		4,539,369
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	30,600	1,791,630
Airlines - 0.0%
Delta Air Lines, Inc. (I)	10,700	98,012
Republic Airways Holdings, Inc. (I)(L)	16,401	75,937

		173,949
Building Products - 0.0%
Quanex Building Products Corp.	5,100	96,084
USG Corp. (I)(L)	4,800	105,360

		201,444
Commercial Services & Supplies - 0.3%
Corrections Corp. of America	2,800	93,660
Deluxe Corp.	3,600	110,016
Pitney Bowes, Inc. (L)	10,900	150,638
R.R. Donnelley & Sons Company (L)	7,701	81,631
Rollins, Inc.	24,800	580,072
Stericycle, Inc. (I)(L)	16,000	1,448,320
Tyco International, Ltd.	8,700	489,462

		2,953,799
Electrical Equipment - 0.0%
EnerSys, Inc. (I)	2,500	88,225
Hubbell, Inc., Class B	1,100	88,814

		177,039

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates - 1.3%
3M Company	124,400	$11,497,048
General Electric Company	65,300	1,482,963

		12,980,011
Machinery - 0.1%
Ingersoll-Rand PLC	7,000	313,740
ITT Corp. (L)	4,200	84,630
Lydall, Inc. (I)	6,700	94,403
Oshkosh Corp. (I)	4,400	120,692

		613,465
Professional Services - 0.1%
Equifax, Inc.	3,800	177,004
Manpower, Inc.	2,500	92,000
Verisk Analytics, Inc., Class A (I)	6,000	285,660

		554,664
Trading Companies & Distributors - 0.4%
Fastenal Company (L)	47,000	2,020,530
W.W. Grainger, Inc. (L)	10,700	2,229,559

		4,250,089
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (I)(L)	6,500	88,790

		28,324,249
Information Technology - 29.4%
Communications Equipment - 2.5%
Cisco Systems, Inc.	280,419	5,353,199
Harris Corp.	9,200	471,224
QUALCOMM, Inc.	296,402	18,522,161
Sycamore Networks, Inc. (I)	6,400	98,560
Symmetricom, Inc. (I)	15,300	106,641
Ubiquiti Networks, Inc. (I)(L)	7,700	91,630
ViaSat, Inc. (I)(L)	2,400	89,712

		24,733,127
Computers & Peripherals - 4.8%
Apple, Inc.	48,460	32,335,420
Dell, Inc.	120,600	1,189,116
EMC Corp. (I)	153,800	4,194,126
Hewlett-Packard Company	305,149	5,205,842
Lexmark International, Inc., Class A	3,500	77,875
NCR Corp. (I)	4,100	95,571
SanDisk Corp. (I)	20,349	883,757
Seagate Technology PLC	29,000	899,000
Western Digital Corp.	32,900	1,274,217

		46,154,924
Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc. (I)	2,300	77,533
Avnet, Inc. (I)	6,300	183,267
Ingram Micro, Inc., Class A (I)	5,600	85,288
SYNNEX Corp. (I)	2,600	84,708
Tech Data Corp. (I)	1,800	81,540
Trimble Navigation, Ltd. (I)	1,900	90,554

		602,890
Internet Software & Services - 5.0%
Akamai Technologies, Inc. (I)	2,600	99,476
AOL, Inc. (I)	8,200	288,886
eBay, Inc. (I)	9,500	459,895
Equinix, Inc. (I)	1,550	319,378
Google, Inc., Class A (I)	62,321	47,021,195
VistaPrint NV (I)	2,800	95,620

		48,284,450

419

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services - 7.0%
Accenture PLC, Class A	122,700	$8,592,681
Amdocs, Ltd.	36,900	1,217,331
Automatic Data Processing, Inc.	69,200	4,059,272
Cognizant Technology
Solutions Corp., Class A (I)	21,400	1,496,288
Computer Sciences Corp.	10,100	325,321
CoreLogic, Inc. (I)	5,000	132,650
CSG Systems International, Inc. (I)	5,300	119,197
DST Systems, Inc.	1,700	96,152
Fidelity National Information Services, Inc.	11,700	365,274
Fiserv, Inc. (I)	3,200	236,896
Global Payments, Inc.	12,800	535,424
Higher One Holdings, Inc. (I)(L)	7,200	97,056
International Business Machines Corp.	193,502	40,141,990
Jack Henry & Associates, Inc.	16,700	632,930
Lender Processing Services, Inc.	8,200	228,698
Mastercard, Inc., Class A	8,680	3,918,846
NeuStar, Inc., Class A (I)	17,000	680,510
Paychex, Inc.	70,200	2,336,958
SAIC, Inc.	7,500	90,300
Total Systems Services, Inc.	19,400	459,780
VeriFone Systems, Inc. (I)	2,800	77,980
Visa, Inc., Class A	13,240	1,777,867

		67,619,401
Office Electronics - 0.0%
Xerox Corp.	55,100	404,434
Semiconductors & Semiconductor Equipment - 0.4%
First Solar, Inc. (I)(L)	6,030	133,534
Intel Corp.	158,800	3,601,584
Marvell Technology Group, Ltd.	8,400	76,860
Tessera Technologies, Inc.	6,000	82,080
Texas Instruments, Inc.	16,300	449,065

		4,343,123
Software - 9.6%
Adobe Systems, Inc. (I)	8,800	285,648
ANSYS, Inc. (I)	12,700	932,180
BMC Software, Inc. (I)	31,900	1,323,531
CA, Inc.	14,800	381,322
Check Point Software Technologies, Ltd. (I)	34,200	1,647,072
Citrix Systems, Inc. (I)	26,300	2,013,791
Compuware Corp. (I)	9,800	97,118
FactSet Research Systems, Inc. (L)	8,490	818,606
Informatica Corp. (I)	13,800	480,378
Intuit, Inc.	56,600	3,332,608
MICROS Systems, Inc. (I)	16,200	795,744
Microsoft Corp.	1,528,436	45,516,824
Oracle Corp.	1,118,939	35,235,389
Seachange International, Inc. (I)	11,600	91,060
Symantec Corp. (I)	20,900	376,200

		93,327,471

		285,469,820
Materials - 0.5%
Chemicals - 0.3%
CF Industries Holdings, Inc.	2,740	608,938
Ecolab, Inc.	24,600	1,594,326
FMC Corp.	1,700	94,146
H.B. Fuller Company	3,000	92,040
Huntsman Corp.	7,000	104,510
PPG Industries, Inc.	1,850	212,454
The Sherwin-Williams Company	4,850	722,214

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Valspar Corp.	4,200	$235,620

		3,664,248
Construction Materials - 0.0%
Vulcan Materials Company	1,900	89,870
Metals & Mining - 0.1%
A. M. Castle & Company (I)(L)	8,200	102,418
Freeport-McMoRan Copper & Gold, Inc.	11,680	462,294
Kaiser Aluminum Corp. (L)	2,200	128,458
SunCoke Energy, Inc. (I)	6,200	99,944

		793,114
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (I)	2,400	99,144
Resolute Forest Products (I)(L)	7,400	96,200
Schweitzer-Mauduit International, Inc.	16,181	533,811

		729,155

		5,276,387
Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.6%
American Tower Corp.	4,400	314,116
AT&T, Inc.	66,405	2,503,469
CenturyLink, Inc.	7,400	298,960
Level 3 Communications, Inc. (I)	3,600	82,692
Verizon Communications, Inc.	46,300	2,109,891

		5,309,128
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. (I)	10,300	660,230
SBA Communications Corp., Class A (I)(L)	4,800	301,920
Sprint Nextel Corp. (I)	59,500	328,440

		1,290,590

		6,599,718
Utilities - 0.1%
Electric Utilities - 0.1%
Duke Energy Corp.	6,557	424,894
Entergy Corp.	1,350	93,555
The Southern Company	8,100	373,329

		891,778
Multi-Utilities - 0.0%
Sempra Energy	2,900	187,021

		1,078,799

TOTAL COMMON STOCKS (Cost $789,222,394)		$965,324,243

INVESTMENT COMPANIES - 0.0%
Financials - 0.0%
SPDR S&P 500 ETF Trust	2,030	292,178

TOTAL INVESTMENT COMPANIES (Cost $292,760)		$292,178

SECURITIES LENDING COLLATERAL - 1.7%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	1,599,468	16,008,435

TOTAL SECURITIES LENDING
COLLATERAL (Cost $16,008,268)		$16,008,435

RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Liberty Ventures (Expiration Date: 10/09/2012,
Strike Price: $35.99) (I)	219	2,965

420

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)
Consumer Discretionary (continued)
Sears Hometown and Outlet Stores, Inc.
(Expiration Date: 10/08/2012, Strike
Price: $15.00) (I)	12,800	$34,816

		37,781

TOTAL RIGHTS (Cost $28,402)		$37,781

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	5,989,194	5,989,194

TOTAL SHORT-TERM INVESTMENTS (Cost $5,989,194)		$5,989,194

Total Investments (U.S. Equity Trust)
(Cost $811,541,018) - 101.6%		$987,651,831
Other assets and liabilities, net - (1.6%)		(15,316,414)

TOTAL NET ASSETS - 100.0%		$972,335,417

Utilities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 89.4%
Consumer Discretionary - 11.9%
Media - 11.9%
Comcast Corp., Special Class A	224,410	$7,809,468
Kabel Deutschland Holding AG	22,198	1,585,956
Liberty Global, Inc., Class A (I)	18,160	1,103,220
Time Warner Cable, Inc.	46,330	4,404,130
Viacom, Inc., Class B	25,940	1,390,125
Virgin Media, Inc. (L)	243,830	7,178,355

		23,471,254
Energy - 14.3%
Oil, Gas & Consumable Fuels - 14.3%
Cabot Oil & Gas Corp.	21,430	962,207
Cheniere Energy, Inc. (I)(L)	14,920	232,006
El Paso Pipeline Partners LP	8,280	308,182
Energen Corp.	24,170	1,266,750
EOG Resources, Inc.	970	108,689
EQT Corp.	52,500	3,097,500
Kinder Morgan, Inc.	159,696	5,672,402
Occidental Petroleum Corp.	12,370	1,064,562
QEP Resources, Inc.	66,681	2,111,120
Spectra Energy Corp.	102,730	3,016,153
The Williams Companies, Inc.	181,221	6,337,298
Williams Partners LP	59,460	3,251,273
WPX Energy, Inc. (I)	51,327	851,515

		28,279,657
Telecommunication Services - 16.5%
Diversified Telecommunication Services - 10.3%
American Tower Corp.	21,700	1,549,163
Bezeq The
Israeli Telecommunication Corp., Ltd.	1,195,910	1,389,811
CenturyLink, Inc.	50,578	2,043,351
China Unicom Hong Kong, Ltd.	166,000	270,664
Deutsche Telekom AG	101,780	1,252,581
Frontier Communications Corp. (L)	155,290	760,921
TDC A/S	307,591	2,241,811
Telecom Italia SpA	3,207,328	2,812,915

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Telefonica Brasil SA, ADR (L)	93,061	$2,023,146
Telenet Group Holding NV (I)(L)	20,989	938,595
Windstream Corp. (L)	67,590	683,335
Xl Axiata Tbk PT	1,668,500	1,157,463
Ziggo NV	92,280	3,135,986

		20,259,742
Wireless Telecommunication Services - 6.2%
Cellcom Israel, Ltd. (L)	76,030	657,660
Crown Castle International Corp. (I)	11,960	766,636
ENTEL Chile SA	72,196	1,505,104
KDDI Corp.	1,500	116,222
Mobile TeleSystems OJSC, ADR	103,955	1,821,292
SBA Communications Corp., Class A (I)(L)	29,240	1,839,196
Tim Participacoes SA, ADR (L)	95,014	1,826,169
Turkcell Iletisim Hizmetleri AS (I)	11,160	68,068
Vodafone Group PLC	1,257,227	3,578,145

		12,178,492

		32,438,234
Utilities - 46.7%
Electric Utilities - 22.5%
American Electric Power Company, Inc.	53,040	2,330,578
CEZ AS	59,897	2,234,140
Cia Paranaense de Energia, ADR (L)	41,040	673,877
CPFL Energia SA	16,600	183,339
Duke Energy Corp.	3,750	243,000
E.CL SA	162,710	397,831
Edison International	113,810	5,199,979
EDP - Energias de Portugal SA	1,956,995	5,397,648
EDP - Energias do Brasil SA	223,700	1,420,160
FirstEnergy Corp.	55,970	2,468,277
Great Plains Energy, Inc.	56,435	1,256,243
Iberdrola SA	451,940	2,056,066
ITC Holdings Corp. (L)	32,580	2,462,396
Light SA	99,610	1,155,176
NextEra Energy, Inc.	42,170	2,965,816
Northeast Utilities	49,640	1,897,737
NV Energy, Inc.	56,820	1,023,328
OGE Energy Corp.	56,030	3,107,424
PPL Corp.	88,901	2,582,574
Red Electrica Corp. SA	55,975	2,658,529
SSE PLC	92,177	2,073,484
Transmissora Alianca de Energia Eletrica SA	15,300	554,717

		44,342,319
Gas Utilities - 2.3%
AGL Resources, Inc.	22,330	913,520
APA Group, Ltd.	11,942	58,707
Atmos Energy Corp.	5,940	212,593
Enagas SA	145,899	2,885,009
ONEOK, Inc.	11,180	540,106

		4,609,935
Independent Power Producers & Energy Traders - 8.2%
AES Corp.	333,730	3,661,018
AES Gener SA (I)	105,030	63,658
Calpine Corp. (I)	241,970	4,186,081
China Hydroelectric Corp., ADR (I)	44,940	72,803
China Longyuan Power Group Corp., H Shares	108,000	70,776
EDP Renovaveis SA (I)	615,800	2,761,650
GenOn Energy, Inc. (I)	694,980	1,758,299
NRG Energy, Inc.	140,392	3,002,985
Tractebel Energia SA	39,400	621,926

		16,199,196

421

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities - 12.2%
AGL Energy, Ltd.	12,950	$200,727
CenterPoint Energy, Inc.	117,970	2,512,761
CMS Energy Corp.	254,210	5,986,646
GDF Suez (L)	107,788	2,415,565
National Grid PLC	175,797	1,940,634
NiSource, Inc.	51,900	1,322,412
PG&E Corp.	27,680	1,181,106
Public Service Enterprise Group, Inc.	109,350	3,518,883
RWE AG	23,430	1,050,107
Sempra Energy	54,470	3,512,770
Suez Environnement Company	39,370	446,857

		24,088,468
Water Utilities - 1.5%
Aguas Andinas SA	1,027,801	689,029
Cia de Saneamento Basico do Estado de
Sao Paulo	18,600	761,432
Cia de Saneamento de Minas Gerais	43,400	986,923
United Utilities Group PLC	37,141	430,079

		2,867,463

		92,107,381

TOTAL COMMON STOCKS (Cost $153,901,956)		$176,296,526

PREFERRED SECURITIES - 5.2%
Utilities - 5.2%
Electric Utilities - 5.2%
Cia Paranaense de Energia	57,100	932,302
Companhia Energetica de Minas Gerais	108,550	1,316,147
Nextera Energy Inc, 5.889%	39,040	2,022,662
Nextera Energy, Inc., 7.000%	34,940	1,912,965
PPL Corp., 8.750%	38,400	2,100,480
PPL Corp., 9.500%	38,440	2,058,462

TOTAL PREFERRED SECURITIES (Cost $10,601,989)		$10,343,018

CORPORATE BONDS - 1.5%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
EP Energy LLC 9.375%, 05/01/2020 (S)	$1,080,000	$1,177,200
Utilities - 0.9%
Independent Power Producers & Energy Traders - 0.9%
GenOn Energy, Inc.
9.875%, 10/15/2020	1,316,000	1,460,760
Viridian Group FundCo II, Ltd.
11.125%, 04/01/2017 (S)	295,000	295,000

TOTAL CORPORATE BONDS (Cost $2,673,404)		$2,932,960

CONVERTIBLE BONDS - 1.5%
Consumer Discretionary - 0.8%
Media - 0.8%
Virgin Media, Inc. 6.500%, 11/15/2016	$888,000	$1,530,135
Telecommunication Services - 0.7%
Wireless Telecommunication Services - 0.7%
SBA Communications Corp.
4.000%, 10/01/2014	677,000	1,434,394

TOTAL CONVERTIBLE BONDS (Cost $2,076,123)		$2,964,529

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 9.3%
John Hancock Collateral
Investment Trust, 0.3462% (W)(Y)	1,840,609	18,421,918

TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,421,512)		$18,421,918

SHORT-TERM INVESTMENTS - 2.1%
Repurchase Agreement - 2.1%
Repurchase Agreement with State Street Corp.
dated 09/28/2012 at 0.010% to be
repurchased at $4,117,003 on 10/01/2012,
collateralized by $4,175,000 Federal
National Mortgage Association, 0.750% due
04/10/2015 (valued at $4,201,094,
including interest)	$4,117,000	$4,117,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,117,000)		$4,117,000

Total Investments (Utilities Trust)
(Cost $191,791,984) - 109.0%		$215,075,951
Other assets and liabilities, net - (9.0%)		(17,840,567)

TOTAL NET ASSETS - 100.0%		$197,235,384

Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.6%
Consumer Discretionary - 13.1%
Automobiles - 1.3%
Harley-Davidson, Inc.	144,010	$6,101,704
Hotels, Restaurants & Leisure - 1.3%
Darden Restaurants, Inc.	107,239	5,978,574
Household Durables - 6.8%
Mohawk Industries, Inc. (I)	187,637	15,014,713
Newell Rubbermaid, Inc.	882,881	16,854,198

		31,868,911
Specialty Retail - 3.7%
Advance Auto Parts, Inc.	111,222	7,612,034
Staples, Inc.	813,162	9,367,626

		16,979,660

		60,928,849
Consumer Staples - 6.2%
Food & Staples Retailing - 2.3%
Safeway, Inc.	305,587	4,916,895
Sysco Corp.	184,843	5,780,041

		10,696,936
Food Products - 2.9%
ConAgra Foods, Inc.	489,497	13,505,222
Personal Products - 1.0%
Avon Products, Inc.	288,102	4,595,227

		28,797,385
Energy - 6.6%
Oil, Gas & Consumable Fuels - 6.6%
Murphy Oil Corp.	122,938	6,600,541
Newfield Exploration Company (I)	148,899	4,663,517
Pioneer Natural Resources Company	79,468	8,296,459

422

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
The Williams Companies, Inc.	322,193	$11,267,089

		30,827,606

		30,827,606
Financials - 19.4%
Capital Markets - 2.8%
Northern Trust Corp.	235,835	10,946,282
The Charles Schwab Corp.	161,577	2,066,570

		13,012,852
Commercial Banks - 7.1%
BB&T Corp.	365,856	12,131,785
Comerica, Inc.	299,213	9,290,564
Wintrust Financial Corp.	308,426	11,587,565

		33,009,914
Insurance - 7.7%
ACE, Ltd.	170,723	12,906,659
Marsh & McLennan Companies, Inc.	395,871	13,431,903
Willis Group Holdings PLC	261,704	9,662,112

		36,000,674
Real Estate Investment Trusts - 1.8%
Weingarten Realty Investors	306,400	8,612,904

		90,636,344
Health Care - 6.7%
Health Care Providers & Services - 5.7%
Brookdale Senior Living, Inc. (I)	566,214	13,147,489
HealthSouth Corp. (I)	506,465	12,185,548
Universal Health Services, Inc., Class B	25,800	1,179,834

		26,512,871
Life Sciences Tools & Services - 1.0%
PerkinElmer, Inc.	167,785	4,944,624

		31,457,495
Industrials - 8.9%
Construction & Engineering - 0.3%
Foster Wheeler AG (I)	63,733	1,527,043
Electrical Equipment - 2.5%
The Babcock & Wilcox Company (I)	452,270	11,519,317
Machinery - 5.0%
Ingersoll-Rand PLC	153,330	6,872,251
Snap-on, Inc.	229,049	16,461,752

		23,334,003
Road & Rail - 1.1%
Swift Transportation Company (I)	579,847	4,998,281

		41,378,644
Information Technology - 13.7%
Communications Equipment - 1.5%
Juniper Networks, Inc. (I)	410,849	7,029,626
Computers & Peripherals - 2.0%
Diebold, Inc.	275,655	9,292,330
Electronic Equipment, Instruments & Components - 1.9%
Flextronics International, Ltd. (I)	1,497,687	8,986,122
IT Services - 3.3%
Fidelity National Information Services, Inc.	497,819	15,541,909
Office Electronics - 2.7%
Zebra Technologies Corp., Class A (I)	337,032	12,652,181

Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 2.3%
BMC Software, Inc. (I)	254,565	$10,561,902

		64,064,070
Materials - 6.9%
Chemicals - 1.9%
W.R. Grace & Company (I)	153,164	9,048,929
Containers & Packaging - 5.0%
Sealed Air Corp.	859,828	13,292,941
Sonoco Products Company	324,348	10,051,545

		23,344,486

		32,393,415
Telecommunication Services - 4.0%
Diversified Telecommunication Services - 4.0%
tw telecom, Inc. (I)	723,443	18,860,159
Utilities - 6.1%
Electric Utilities - 3.6%
Edison International	366,775	16,757,950
Multi-Utilities - 2.5%
CenterPoint Energy, Inc.	406,640	8,661,432
Wisconsin Energy Corp.	85,782	3,231,404

		11,892,836

		28,650,786

TOTAL COMMON STOCKS (Cost $380,896,197)		$427,994,753

PREFERRED SECURITIES - 1.5%
Financials - 0.9%
Health Care REIT, Inc.	81,094	4,469,901
Health Care - 0.6%
HealthSouth Corp., 6.500%	2,475	2,702,391

TOTAL PREFERRED SECURITIES (Cost $6,536,385)		$7,172,292

CONVERTIBLE BONDS - 1.2%
Health Care - 1.2%
Brookdale Senior Living, Inc.
2.750%, 06/15/2018	$5,094,000	$5,581,114

TOTAL CONVERTIBLE BONDS (Cost $4,693,386)		$5,581,114

SHORT-TERM INVESTMENTS - 6.1%
Money Market Funds - 6.1%
State Street Institutional Liquid Reserves
Fund, 0.2106% (Y)	28,633,992	28,633,992

TOTAL SHORT-TERM INVESTMENTS (Cost $28,633,992)		$28,633,992

Total Investments (Value Trust) (Cost $420,759,960) - 100.4%		$469,382,151
Other assets and liabilities, net - (0.4%)		(1,976,200)

TOTAL NET ASSETS - 100.0%		$467,405,951

Footnotes

Percentages are based upon net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
DKK	- Danish Krone

423

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — September 30, 2012 (Unaudited) (showing percentage of total net assets)

EUR	- Euro
GBP	- British Pound
INR	- Indian Rupee
IDR	- Indonesian Rupiah
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NZD	- New Zealand Dollar
NOK	- Norwegian Krone
PHP	- Philippine Peso
SEK	- Swedish Krona
SGD	- Singapore Dollar
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
EURIBOR	- Euro Interbank Offered Rate
GDR	- Global Depositary Receipts
IO	- Interest-Only Security (Interest Tranche of Stripped Mortgage
Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	- London Interbank Offered Rate
PIK	- Paid In Kind
PO	- Principal-Only Security (Principal Tranche of Stripped Security).
Rate shown is the annualized yield on date of purchase.
TBA	- To Be Announced
USGG	- U.S. Generic Government Yield Index
(A)	The subadviser is an affiliate of the adviser.
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(F)	All or a portion of this security is held at a broker to meet the margin requirements for futures contracts.
(G)	The Portfolio’s sub-adviser is shown parenthetically.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	All or a portion of the security is on loan as of
September 30, 2012.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(O)	The investment is an affiliate of the fund, the adviser and/or the subadviser.
(P)	Variable rate obligation. Securities reset coupon rates periodically.
The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown is next call date.
(R)	Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(S)	The securities are exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt
from registration.
(T)	This position represents an unsettled loan commitment at period end where the coupon rate will be determined at time of settlement.
(W)	Investment is an affiliate of the Portfolio, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.
(Y)	The rate shown is the annualized seven-day yield as of
September 30, 2012.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

(1) Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

(2) Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

424

Notes to Portfolio of Investments (Unaudited)

Nine Month Period Ended September 30, 2012

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the Portfolios use the following valuation techniques: equity securities, including exchange-traded funds, held by the Portfolios are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Portfolios in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not readily available, are valued at fair value, as determined in good faith by the Portfolios’ Pricing Committee, following procedures established by the Board of Trustees which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Portfolios may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2012, all investments for All Cap Core Trust, American Asset Allocation Trust, American Blue Chip Income & Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust, American New World Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Strategy Trust, Franklin Templeton Founding Allocation Trust, Fundamental Holdings Trust, Global Diversification Trust, Lifestyle Aggressive Trust, Lifestyle Balanced Trust, Lifestyle Conservative Trust, Lifestyle Growth Trust, Lifestyle Moderate Trust, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Small Company Growth Trust and U.S. Equity Trust, are categorized as Level 1 under the hierarchy described above.

All investments for 500 Index Trust, 500 Index Trust B, All Cap Value Trust, Growth Equity Trust, Real Estate Securities Trust and Small Cap Value Trust, are categorized as Level 1 under the hierarchy described above, except for repurchase agreements and/or short term discount notes which are categorized as Level 2.

All investments for Small Company Value Trust are categorized as Level 1 under the hierarchy described above except for preferred securities which are categorized as Level 2.

All investments for Money Market Trust, Money Market Trust B and Ultra Short Term Bond Trust, are categorized as Level 2 under the hierarchy described above.

All investments for Total Bond Market Trust A and Total Bond Market Trust B are categorized as Level 2 under the hierarchy described above, except for money market funds, which are categorized as Level 1.

The following is a summary of the values by input classification of the Portfolios’ investments as of September 30, 2012, by major security category or type:

	Total Market Value at 9-30-12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Active Bond Trust
U.S. Government & Agency Obligations	$363,803,130	-	$363,803,130	-
Foreign Government Obligations	8,915,058	-	8,915,058	-
Corporate Bonds	515,492,559	-	513,768,623	$1,723,936
Capital Preferred Securities	15,561,556	-	15,561,556	-
Convertible Bonds	1,288,025	-	1,288,025	-
Term Loans	2,781,341	-	2,781,341	-
Municipal Bonds	8,569,007	-	8,569,007	-
Collateralized Mortgage Obligations	256,470,591	-	251,750,173	4,720,418
Asset Backed Securities	42,476,357	-	40,749,201	1,727,156
Common Stocks	43,767	-	1,551	42,216
Preferred Securities	9,202,647	$4,928,390	3,122,612	1,151,645
Short-Term Investments	84,444,961	84,444,961	-	-
Total Investments in Securities	$1,309,048,999	$89,373,351	$1,210,310,277	$9,365,371

Alpha Opportunities Trust
Common Stocks
Consumer Discretionary	$158,054,809	$149,748,114	$8,306,695	-
Consumer Staples	41,352,497	36,521,239	4,831,258	-
Energy	96,671,228	86,156,426	10,514,802	-
Financials	113,253,471	105,969,249	7,284,222	-
Health Care	138,553,366	125,931,403	12,621,963	-
Industrials	106,157,572	99,524,801	6,632,771	-
Information Technology	164,749,332	160,729,410	4,019,922	-
Materials	54,028,957	50,791,092	3,237,865	-
Telecommunication Services	6,399,335	6,399,335	-	-
Utilities	6,888,793	6,888,793	-	-
Securities Lending Collateral	92,962,016	92,962,016	-	-
Short-Term Investments	34,600,000	-	34,600,000	-
Total Investments in Securities	$1,013,671,376	$921,621,878	$92,049,498	-

Blue Chip Growth Trust
Common Stocks
Consumer Discretionary	$409,202,993	$409,202,993	-	-
Consumer Staples	22,221,177	22,221,177	-	-
Energy	99,881,224	99,881,224	-	-
Financials	154,957,099	154,957,099	-	-
Health Care	200,260,718	200,260,718	-	-
Industrials	225,563,813	225,563,813	-	-
Information Technology	612,867,841	584,809,824	$28,058,017	-
Materials	78,995,265	78,995,265	-	-
Rights	14	14	-	-
Securities Lending Collateral	53,474,280	53,474,280	-	-
Short-Term Investments	7,295,051	7,295,051	-	-
Total Investments in Securities	$1,864,719,475	$1,836,661,458	$28,058,017	-

Bond Trust
U.S. Government & Agency Obligations	$4,110,042,140	-	$4,098,759,327	$11,282,813
Foreign Government Obligations	9,080,732	-	9,080,732	-
Corporate Bonds	2,680,579,484	-	2,680,579,484	-
Municipal Bonds	18,967,696	-	18,967,696	-
Capital Preferred Securities	90,164,589	-	90,164,589	-
Collateralized Mortgage Obligations	910,729,918	-	816,261,212	94,468,706
Asset Backed Securities	7,098,464	-	7,098,464	-
Preferred Securities	14,690,269	$14,690,269	-	-
Securities Lending Collateral	25,516,568	25,516,568	-	-
Short-Term Investments	62,500,000	-	62,500,000	-
Total Investments in Securities	$7,929,369,860	$40,206,837	$7,783,411,504	$105,751,519

Bond PS Series
U.S. Government & Agency Obligations	$108,137,456	-	$107,748,393	$389,063
Foreign Government Obligations	326,059	-	326,059	-
Corporate Bonds	76,410,995	-	76,410,995	-
Capital Preferred Securities	1,919,080	-	1,919,080	-
Municipal Bonds	454,938	-	454,938	-
Collateralized Mortgage Obligations	23,611,044	-	21,124,397	2,486,647
Short-Term Investments	5,059,285	-	5,059,285	-
Total Investments in Securities	$215,918,857	-	$213,043,147	$2,875,710

Capital Appreciation Trust
Common Stocks
Consumer Discretionary	$246,235,722	$223,505,372	$22,730,350	-
Consumer Staples	73,391,025	73,391,025	-	-
Energy	44,915,098	44,915,098	-	-
Financials	50,803,112	50,803,112	-	-
Health Care	173,040,124	173,040,124	-	-
Industrials	75,952,359	75,952,359	-	-
Information Technology	395,319,647	395,319,647	-	-
Materials	18,901,759	18,901,759	-	-
Telecommunication Services	10,649,895	10,649,895	-	-
Securities Lending Collateral	38,963,617	38,963,617	-	-
Total Investments in Securities	$1,128,172,358	$1,105,442,008	$22,730,350	-

Capital Appreciation Value Trust
Common Stocks
Consumer Discretionary	$36,138,408	$36,138,408	-	-
Consumer Staples	22,425,800	22,425,800	-	-
Energy	13,017,705	13,017,705	-	-
Financials	22,770,679	22,770,679	-	-
Health Care	37,782,736	37,782,736	-	-
Industrials	23,543,143	23,543,143	-	-
Information Technology	27,564,715	27,564,715	-	-
Materials	4,815,209	4,815,209	-	-
Telecommunication Services	4,746,430	4,746,430	-	-
Utilities	2,723,367	2,723,367	-	-
Preferred Securities
Consumer Discretionary	1,099,760	1,099,760	-	-
Consumer Staples	422,250	-	$422,250	-
Financials	2,360,070	1,939,320	420,750	-
Utilities	1,895,450	1,895,450	-	-
Corporate Bonds	32,088,856	-	32,088,856	-
Convertible Bonds	2,836,799	-	2,836,799	-
Term Loans	32,165,473	-	32,165,473	-
Collateralized Mortgage Obligations	14,447,567	-	14,447,567	-
Asset Backed Securities	2,323,519	-	2,323,519	-
Securities Lending Collateral	5,207,407	5,207,407	-	-
Short-Term Investments	55,420,212	52,038,936	3,381,276	-
Total Investments in Securities	$345,795,555	$257,709,065	$88,086,490	-
Other Financial Instruments:
Written Options	($2,324,305)	($2,324,305)	-	-

Core Allocation Plus Trust
Common Stocks
Consumer Discretionary	$18,683,012	$14,559,252	$4,123,760	-
Consumer Staples	5,533,753	5,054,111	479,642	-
Energy	11,744,063	10,938,129	805,934	-
Financials	15,993,727	12,090,567	3,903,160	-
Health Care	14,154,788	12,791,742	1,363,046	-
Industrials	12,053,254	10,414,324	1,638,930	-
Information Technology	25,002,332	22,991,520	2,010,812	-
Materials	7,117,105	5,517,023	1,600,082	-
Telecommunication Services	2,055,648	1,854,743	200,905	-
Utilities	2,091,287	1,941,494	149,793	-
U.S. Government & Agency Obligations	21,687,381	-	21,687,381	-
Foreign Government Obligations	596,617	-	596,617	-
Corporate Bonds	22,865,759	-	22,865,759	-
Capital Preferred Securities	107,438	-	107,438	-
Municipal Bonds	2,067,982	-	2,067,982	-
Collateralized Mortgage Obligations	2,070,892	-	2,034,457	$36,435
Asset Backed Securities	1,204,297	-	1,204,297	-
Investment Companies	100,391	100,391	-	-
Securities Lending Collateral	7,737,052	7,737,052	-	-
Short-Term Investments	15,300,000	-	15,300,000	-
Total Investments in Securities	$188,166,778	$105,990,348	$82,139,995	$36,435
Other Financial Instruments:
Futures	($498,842)	($366,774)	-	($132,068)
Forward Foreign Currency Contracts	($56,404)	-	($56,404)	-
Credit Default Swaps	$82,519	-	$82,519	-

Core Bond Trust
U.S. Government & Agency Obligations	$901,485,568	-	$899,511,497	$1,974,071
Foreign Government Obligations	25,140,951	-	25,140,951	-
Corporate Bonds	473,785,323	-	473,785,323	-
Municipal Bonds	18,773,741	-	18,773,741	-
Collateralized Mortgage Obligations	226,028,673	-	224,114,658	1,914,015
Asset Backed Securities	237,040,069	-	237,040,069	-
Short-Term Investments	68,894,654	$68,894,654	-	-
Total Investments in Securities	$1,951,148,979	$68,894,654	$1,878,366,239	$3,888,086
Sale Commitments Outstanding	($21,810,819)	-	($21,810,819)	-

Disciplined Diversification Trust
Common Stocks
Consumer Discretionary	$20,903,225	$14,581,708	$6,299,434	$22,083
Consumer Staples	14,237,133	9,217,679	5,019,454	-
Energy	17,448,282	14,273,503	3,174,779	-
Financials	29,755,057	17,845,998	11,902,192	6,867
Health Care	15,261,150	12,725,920	2,534,347	883
Industrials	20,849,838	12,312,710	8,537,045	83
Information Technology	21,715,010	17,667,613	4,024,997	22,400
Materials	12,653,893	7,435,127	5,186,475	32,291
Telecommunication Services	5,960,368	4,306,557	1,653,811	-
Utilities	5,427,423	3,542,243	1,885,180	-
Preferred Securities
Consumer Discretionary	79,819	25,510	54,309	-
Consumer Staples	17,680	17,680	-	-
Financials	34,546	34,546	-	-
Industrials	28,679	28,679	-	-
Materials	68,081	68,081	-	-
Telecommunication Services	12,279	12,279	-	-
Utilities	25,927	25,927	-	-
U.S. Government & Agency Obligations	65,984,165	-	65,984,165	-
Warrants	2	-	2	-
Rights	3,620	2,277	1,343	-
Securities Lending Collateral	15,701,339	15,701,339	-	-
Short-Term Investments	197,006	197,006	-	-
Total Investments in Securities	$246,364,522	$130,022,382	$116,257,533	$84,607

Emerging Markets Value Trust
Common Stocks
Brazil	$102,159,717	$102,159,717	-	-
Chile	18,563,374	18,563,374	-	-
China	96,874,766	14,389,997	$82,315,910	$168,859
Czech Republic	4,710,816	-	4,710,816	-
Hong Kong	49,460,474	3,497,647	45,959,948	2,879
Hungary	5,363,673	-	5,363,673	-
India	85,901,610	2,976,188	82,841,061	84,361
Indonesia	32,427,542	-	31,993,171	434,371
Israel	113,446	-	113,446	-
Malaysia	41,258,465	-	41,258,465	-
Mexico	68,570,699	68,570,699	-	-
Philippines	10,157,321	-	10,157,321	-
Poland	19,045,183	-	19,045,183	-
Russia	59,280,783	19,944,358	39,336,425	-
South Africa	81,392,877	15,030,529	66,362,348	-
South Korea	167,793,653	37,489,247	130,260,140	44,266
Taiwan	140,370,360	3,147,521	137,152,804	70,035
Thailand	32,848,745	-	32,848,745	-
Turkey	21,503,891	-	21,503,891	-
Preferred Securities
Brazil	17,039,819	17,039,819	-	-
Malaysia	45,095	-	45,095	-
Rights	312,842	58,702	254,140	-
Securities Lending Collateral	113,214,107	113,214,107	-	-
Total Investments in Securities	$1,168,409,258	$416,081,905	$751,522,582	$804,771

Equity-Income Trust
Common Stocks
Consumer Discretionary	$256,013,936	$249,365,186	$6,648,750	-
Consumer Staples	135,597,045	135,597,045	-	-
Energy	266,582,403	266,582,403	-	-
Financials	407,755,335	407,755,335	-	-
Health Care	147,356,715	147,356,715	-	-
Industrials	278,943,250	278,943,250	-	-
Information Technology	151,478,957	151,478,957	-	-
Materials	96,670,928	96,670,928	-	-
Telecommunication Services	86,298,139	72,992,017	13,306,122	-
Utilities	125,513,545	125,513,545	-	-
Preferred Securities
Consumer Discretionary	11,722,696	11,722,696	-	-
Securities Lending Collateral	171,815,724	171,815,724	-	-
Short-Term Investments	90,022,253	90,022,253	-	-
Total Investments in Securities	$2,225,770,926	$2,205,816,054	$19,954,872	-

Financial Services Trust
Common Stocks
Consumer Discretionary	$2,319,030	$2,319,030	-	-
Consumer Staples	4,304,538	4,304,538	-	-
Energy	4,908,542	4,908,542	-	-
Financials	111,368,474	93,667,614	$15,060,773	$2,640,087
Information Technology	10,998,710	10,998,710	-	-
Securities Lending Collateral	6,359,625	6,359,625	-	-
Short-Term Investments	6,792,990	-	6,792,990	-
Total Investments in Securities	$147,051,909	$122,558,059	$21,853,763	$2,640,087

Fundamental All Cap Core Trust
Common Stocks
Consumer Discretionary	$246,962,082	$246,962,082	-	-
Consumer Staples	66,841,920	33,313,989	$33,527,931	-
Energy	107,482,393	107,482,393	-	-
Financials	314,436,611	314,436,611	-	-
Health Care	68,740,183	68,740,183	-	-
Industrials	138,799,117	138,799,117	-	-
Information Technology	366,565,428	366,565,428	-	-
Short-Term Investments	7,600,000	-	7,600,000	-
Total Investments in Securities	$1,317,427,734	$1,276,299,803	$41,127,931	-

Fundamental Large Cap Value Trust
Common Stocks
Consumer Discretionary	$91,157,290	$84,213,861	$6,943,429	-
Consumer Staples	48,349,399	38,015,895	$10,333,504	-
Energy	54,715,742	54,715,742	-	-
Financials	148,407,586	148,407,586	-	-
Health Care	57,321,631	57,321,631	-	-
Industrials	61,610,118	61,610,118	-	-
Information Technology	55,187,149	55,187,149	-	-
Utilities	5,104,638	5,104,638	-	-
Short-Term Investments	1,455,000	-	1,455,000	-
Total Investments in Securities	$523,308,553	$504,576,620	$18,731,933	-

Fundamental Value Trust
Common Stocks
Consumer Discretionary	$131,793,581	$126,865,066	$4,928,515	-
Consumer Staples	275,039,531	259,188,935	15,850,596	-
Energy	152,261,455	151,662,783	598,672	-
Financials	547,126,607	499,544,997	47,581,610	-
Health Care	49,706,399	49,706,399	-	-
Industrials	74,586,144	38,882,759	35,703,385	-
Information Technology	139,303,880	139,303,880	-	-
Materials	98,448,600	78,345,832	20,102,768	-
Telecommunication Services	3,164,736	3,164,736	-	-
Convertible Bonds	446,064	-	446,064	-
Rights	96,026	96,026	-	-
Securities Lending Collateral	28,893,586	28,893,586	-	-
Short-Term Investments	100,669,487	-	100,669,487	-
Total Investments in Securities	$1,601,536,096	$1,375,654,999	$225,881,097	-

Global Trust
Common Stocks
Austria	$2,070,602	-	$2,070,602	-
Brazil	3,938,126	$3,938,126	-	-
Canada	7,170,262	7,170,262	-	-
China	3,074,729	3,074,729	-	-
France	64,320,487	-	64,320,487	-
Germany	31,135,161	-	31,135,161	-
Hong Kong	4,905,891	-	4,905,891	-
India	3,338,845	3,338,845	-	-
Ireland	8,134,175	-	8,134,175	-
Italy	18,642,772	-	18,642,772	-
Japan	17,743,450	-	17,743,450	-
Netherlands	36,850,796	-	36,850,796	-
Portugal	1,670,636	-	1,670,636	-
Russia	4,171,004	4,171,004	-	-
Singapore	19,487,090	3,734,160	15,752,930	-
South Korea	18,673,389	4,972,643	13,700,746	-
Spain	2,876,787	-	2,876,787	-
Sweden	4,524,770	-	4,524,770	-
Switzerland	41,221,019	10,252,791	30,968,228	-
Taiwan	5,638,634	-	5,638,634	-
Turkey	5,787,265	5,787,265	-	-
United Kingdom	73,122,248	-	73,122,248	-
United States	218,634,805	218,634,805	-	-
Securities Lending Collateral	16,759,119	16,759,119	-	-
Short-Term Investments	2,500,000	-	2,500,000	-
Total Investments in Securities	$616,392,062	$281,833,749	$334,558,313	-

Global Bond Trust
U.S. Government & Agency Obligations	$212,524,654	-	$212,524,654	-
Foreign Government Obligations	276,057,050	-	276,057,050	-
Corporate Bonds	343,386,988	-	343,386,988	-
Municipal Bonds	14,052,440	-	14,052,440	-
Capital Preferred Securities	186,000	-	186,000	-
Collateralized Mortgage Obligations	133,124,537	-	133,124,537	-
Asset Backed Securities	30,912,017	-	30,912,017	-
Term Loans	3,423,875	-	3,423,875	-
Preferred Securities	2,282,913	$231,476	-	$2,051,437
Escrow Shares	2,740,000	-	2,740,000	-
Options Purchased	811,464	-	811,464	-
Short-Term Investments	178,668,377	-	178,668,377	-
Total Investments in Securities	$1,198,170,315	$231,476	$1,195,887,402	$2,051,437
Other Financial Instruments:
Futures	$1,536,385	$1,536,385	-	-
Forward Foreign Currency Contracts	($3,602,800)	-	($3,602,800)	-
Written Options	($4,389,177)	-	($4,380,901)	($8,276)
Interest Rate Swaps	$4,437,276	-	$4,437,276	-
Credit Default Swaps	$234,537	-	$234,537	-
Currency Swaps	($1,165,314)	-	($1,165,314)	-

Health Sciences Trust
Common Stocks
Consumer Staples	$1,554,004	$1,226,804	$327,200	-
Financials	71,326	71,326	-	-
Health Care	186,249,155	172,453,106	13,796,049	-
Industrials	695,831	695,831	-	-
Information Technology	1,837,207	1,837,207	-	-
Materials	1,283,382	1,283,382	-	-
Preferred Securities
Information Technology	168,800	-	-	$168,800
Convertible Bonds
Health Care	119,974	-	119,974	-
Options Purchased
Call Options	55,770	55,770	-	-
Warrants	69,718	-	69,718	-
Short-Term Investments	7,789,928	7,789,928	-	-
Total Investments in Securities	$199,895,095	$185,413,354	$14,312,941	$168,800
Other Financial Instruments:
Written Options	($1,882,550)	($1,882,550)	-	-

Heritage Trust
Common Stocks
Consumer Discretionary	$30,984,472	$30,984,472	-	-
Consumer Staples	14,679,606	14,679,606	-	-
Energy	7,409,394	7,409,394	-	-
Financials	7,900,399	7,900,399	-	-
Health Care	21,073,073	19,305,498	$1,767,575	-
Industrials	18,851,776	18,851,776	-	-
Information Technology	25,566,547	25,566,547	-	-
Materials	5,867,849	5,867,849	-	-
Telecommunication Services	3,397,694	3,397,694	-	-
Securities Lending Collateral	15,444,522	15,444,522	-	-
Short-Term Investments	2,567,823	2,567,823	-	-
Total Investments in Securities	$153,743,155	$151,975,580	$1,767,575	-
Other Financial Instruments:
Forward Foreign Currency Contracts	$9,000	-	$9,000	-

High Yield Trust
Foreign Government Obligations	$7,343,916	-	$7,343,916	-
Corporate Bonds	221,882,117	-	220,619,081	$1,263,036
Capital Preferred Securities	3,603,738	-	3,603,738	-
Convertible Bonds	2,674,538	-	2,674,538	-
Term Loans	7,332,381	-	7,332,381	-
Common Stocks	7,664,744	$4,456,819	33,750	3,174,175
Preferred Securities	5,328,721	5,328,721	-	-
Escrow Certificates	46,170	-	46,170	-
Warrants	731,271	181,428	549,843	-
Options Purchased	20,316	-	20,316	-
Short-Term Investments	8,000,000	-	8,000,000	-
Total Investments in Securities	$264,627,912	$9,966,968	$250,223,733	$4,437,211
Other Financial Instruments:
Forward Foreign Currency Contracts	($155,994)	-	($155,994)	-
Written Options	($227,294)	-	($227,294)	-
Credit Default Swaps	($89,298)	-	($89,298)	-

Income Trust
Corporate Bonds	$162,409,890	-	$162,409,890	-
Convertible Bonds	3,172,965	-	3,172,965	-
Term Loans	20,257,052	-	20,257,052	-
Collateralized Mortgage Obligations	1,849,238	-	1,849,238	-
Common Stocks	189,826,261	$164,423,695	25,402,566	-
Preferred Securities	23,879,960	$17,939,724	5,940,236	-
Warrants	854,449	854,449	-	-
Securities Lending Collateral	6,508,227	6,508,227	-	-
Short-Term Investments	5,300,000	-	5,300,000	-
Total Investments in Securities	$414,058,042	$189,726,095	$224,331,947	-

International Core Trust
Common Stocks
Australia	$39,769,340	-	$39,769,340	-
Austria	4,147,545	-	4,147,545	-
Belgium	10,814,845	-	10,814,845	-
Canada	20,657,777	$20,657,777	-	-
China	329,190	-	329,190	-
Denmark	6,858,951	-	6,858,951	-
Finland	3,581,609	-	3,581,609	-
France	72,709,700	-	72,709,700	-
Germany	44,445,543	-	44,445,543	-
Great Britain	265,744	-	265,744	-
Greece	1,119,408	-	1,119,408	-
Hong Kong	5,362,231	-	5,362,231	-
Ireland	7,627,965	-	7,627,965	-
Israel	1,139,871	-	1,139,871	-
Italy	35,102,626	-	35,102,626	-
Japan	163,114,821	-	162,362,847	$751,974
Jersey, C.I.	897,759	-	897,759	-
Netherlands	29,844,482	-	29,844,482	-
New Zealand	4,533,856	-	4,533,856	-
Norway	1,874,579	-	1,874,579	-
Portugal	1,811,546	-	1,811,546	-
Singapore	10,856,427	-	10,856,427	-
Spain	40,949,505	-	40,949,505	-
Sweden	5,024,064	-	5,024,064	-
Switzerland	17,573,233	-	17,573,233	-
United Kingdom	132,511,082	-	132,511,082	-
Preferred Securities
Germany	5,074,111	-	5,074,111	-
Securities Lending Collateral	113,353,260	113,353,260	-	-
Total Investments in Securities	$781,351,070	$134,011,037	$646,588,059	$751,974
Other Financial Instruments:
Futures	($188,724)	$327,923	($661,106)	144,459
Forward Foreign Currency Contracts	$322,553	-	$322,553	-

International Equity Index Trust A
Common Stocks
Australia	$17,109,010	-	$17,109,010	-
Austria	467,420	-	467,420	-
Belgium	2,189,002	-	2,189,002	-
Brazil	4,233,717	$4,233,717	-	-
Canada	23,957,768	23,957,768	-	-
Chile	1,050,787	1,050,787	-	-
China	8,788,157	-	8,788,157	-
Colombia	832,418	832,418	-	-
Czech Republic	228,025	-	228,025	-
Denmark	2,369,161	-	2,369,161	-
Egypt	203,600	-	203,600	-
Finland	1,392,853	-	1,392,853	-
France	16,715,585	-	16,715,585	-
Germany	15,226,555	-	15,226,555	-
Greece	110,461	-	110,461	-
Hong Kong	8,332,414	-	8,332,414	-
Hungary	212,933	-	212,933	-
India	4,250,911	3,880,086	370,825	-
Indonesia	1,836,213	-	1,836,213	-
Ireland	1,623,923	38,797	1,585,126	-
Israel	1,202,348	-	1,202,348	-
Italy	4,007,193	-	4,007,193	-
Japan	38,577,571	-	38,459,677	$117,894
Jersey, C.I.	232,506	-	232,506	-
Luxembourg	761,284	-	761,284	-
Macau	232,519	-	232,519	-
Malaysia	2,353,152	-	2,353,152	-
Mexico	3,294,291	3,208,665	85,626	-
Netherlands	9,429,260	-	9,429,260	-
New Zealand	218,583	-	218,583	-
Norway	1,868,354	-	1,868,354	-
Peru	496,159	496,159	-	-
Philippines	463,173	-	463,173	-
Poland	882,062	-	882,062	-
Portugal	338,127	-	338,127	-
Russia	4,387,384	3,298,944	1,088,440	-
Singapore	3,827,559	-	3,827,559	-
South Africa	5,520,439	-	5,520,439	-
South Korea	10,511,386	42,689	10,405,067	63,630
Spain	5,289,916	-	5,289,916	-
Sweden	5,804,761	-	5,804,761	-
Switzerland	17,921,001	-	17,921,001	-
Taiwan	6,231,012	-	6,231,012	-
Thailand	1,632,651	-	1,632,651	-
Turkey	1,179,039	-	1,179,039	-
Ukraine	16,657	-	16,657	-
United Kingdom	38,437,231	-	38,437,231	-
United States	236,172	205,533	30,639	-
Preferred Securities
Brazil	4,099,538	4,099,538	-	-
Germany	1,005,351	-	1,005,351	-
South Korea	406,916	-	406,916	-
Rights	8,634	4,196	3,043	1,395
Warrants	431	431	-	-
Securities Lending Collateral	30,697,197	30,697,197	-	-
Short-Term Investments	3,341,796	3,341,796	-	-
Total Investments in Securities	$316,042,566	$79,388,721	$236,470,926	$182,919
Other Financial Instruments:
Futures	($215,694)	($215,694)	-	-

International Equity Index Trust B
Common Stocks
Australia	$17,452,582	-	$17,452,582	-
Austria	525,018	-	525,018	-
Belgium	2,291,114	-	2,291,114	-
Brazil	4,539,294	$4,539,294	-	-
Canada	24,547,210	$24,547,210	-	-
Chile	1,204,514	1,204,514	-	-
China	9,004,619	-	9,004,619	-
Colombia	773,110	773,110	-	-
Czech Republic	248,293	-	248,293	-
Denmark	2,421,364	-	2,421,364	-
Egypt	245,281	-	245,281	-
Finland	1,544,683	-	1,544,683	-
France	17,511,775	-	17,511,775	-
Germany	15,828,037	-	15,828,037	-
Greece	86,833	-	86,833	-
Hong Kong	9,052,684	-	9,052,684	-
Hungary	202,138	-	202,138	-
India	4,308,577	4,094,135	214,442	-
Indonesia	1,809,811	7,530	1,799,659	$2,622
Ireland	1,682,556	55,986	1,626,570	-
Israel	1,189,787	-	1,189,787	-
Italy	4,112,241	-	4,112,241	-
Japan	39,623,055	-	39,517,026	106,029
Jersey, C.I.	193,714	-	193,714	-
Luxembourg	732,653	-	732,653	-
Macau	243,542	-	243,542	-
Malaysia	2,144,153	-	2,144,153	-
Mexico	3,659,949	3,555,719	104,230	-
Netherlands	9,657,425	-	9,657,425	-
New Zealand	227,751	-	227,751	-
Norway	1,851,880	-	1,851,880	-
Peru	679,269	679,269	-	-
Philippines	523,749	-	523,749	-
Poland	1,030,207	-	1,030,207	-
Portugal	312,591	-	312,591	-
Russia	4,567,780	3,984,651	583,129	-
Singapore	3,673,832	-	3,673,832	-
South Africa	5,262,490	-	5,262,490	-
South Korea	10,319,741	236,809	10,038,391	44,541
Spain	5,447,078	-	5,447,078	-
Sweden	6,276,653	-	6,276,653	-
Switzerland	18,212,348	-	18,212,348	-
Taiwan	6,435,945	-	6,435,945	-
Thailand	1,647,057	-	1,647,057	-
Turkey	1,180,971	-	1,180,971	-
Ukraine	16,596	-	16,596	-
United Kingdom	39,314,751	-	39,314,751	-
United States	326,423	302,119	24,304	-
Preferred Securities
Brazil	4,315,184	4,315,184	-	-
Germany	1,097,197	-	1,097,197	-
Malaysia	749	-	749	-
South Korea	356,623	-	356,623	-
Rights	9,803	4,290	4,165	1,348
Warrants	431	431	-	-
Securities Lending Collateral	31,816,235	31,816,235	-	-
Short-Term Investments	3,812,004	3,812,004	-	-
Total Investments in Securities	$325,551,350	$83,928,490	$241,468,320	$154,540
Other Financial Instruments:
Futures	($227,228)	($227,228)	-	-

International Growth Stock Trust
Common Stocks
Australia	$15,455,816	-	$15,455,816	-
Belgium	6,764,208	-	6,764,208	-
Brazil	4,867,973	$4,867,973	-	-
Canada	25,175,479	25,175,479	-	-
China	8,824,795	3,588,126	5,236,669	-
Denmark	2,855,534	-	2,855,534	-
France	12,799,028	-	12,799,028	-
Germany	13,848,405	-	13,848,405	-
Hong Kong	9,491,645	-	9,491,645	-
Ireland	4,911,757	-	4,911,757	-
Israel	5,810,651	5,810,651	-	-
Japan	21,095,130	-	21,095,130	-
Mexico	10,875,664	10,875,664	-	-
Netherlands	7,591,169	-	7,591,169	-
Russia	1,630,833	-	1,630,833	-
Singapore	7,039,274	-	7,039,274	-
South Korea	8,436,107	-	8,436,107	-
Spain	3,204,911	-	3,204,911	-
Sweden	12,109,337	-	12,109,337	-
Switzerland	24,340,993	-	24,340,993	-
Taiwan	3,034,943	-	3,034,943	-
Turkey	2,584,216	-	2,584,216	-
United Kingdom	48,030,887	-	48,030,887	-
Preferred Securities
Germany	4,312,993	-	4,312,993	-
Short-Term Investments	26,930,450	26,930,450	-	-
Total Investments in Securities	$292,022,198	$77,248,343	$214,773,855	-

International Index Trust
Common Stocks
Australia	$4,629,033	-	$4,629,033	-
Austria	139,724	-	139,724	-
Belgium	608,218	-	608,218	-
China	7,939	-	7,939	-
Denmark	642,454	-	642,454	-
Finland	392,938	-	392,938	-
France	4,607,517	-	4,607,517	-
Germany	4,195,844	-	4,195,844	-
Greece	97,389	-	97,389	-
Hong Kong	1,591,223	-	1,591,223	-
Ireland	427,114	$8,901	418,213	-
Israel	323,543	-	323,543	-
Italy	1,113,673	-	1,113,673	-
Japan	10,536,800	-	10,510,851	$25,949
Jersey, C.I.	54,802	-	54,802	-
Luxembourg	190,689	-	190,689	-
Macau	67,405	-	67,405	-
Mexico	27,801	-	27,801	-
Netherlands	2,560,779	-	2,560,779	-
New Zealand	67,015	-	67,015	-
Norway	483,219	-	483,219	-
Portugal	88,472	-	88,472	-
Singapore	975,522	-	975,522	-
Spain	1,500,339	-	1,500,339	-
Sweden	1,671,352	-	1,671,352	-
Switzerland	4,908,232	-	4,908,232	-
United Kingdom	10,468,482	-	10,468,482	-
United States	99,879	91,515	8,364	-
Preferred Securities
Germany	287,878	-	287,878	-
Rights	1,138	1,138	-	-
Short-Term Investments	5,761,000	-	5,761,000	-
Total Investments in Securities	$58,527,413	$101,554	$58,399,910	$25,949
Other Financial Instruments:
Futures	($26,969)	($26,969)	-	-

International Opportunities Trust
Common Stocks
Australia	$9,946,393	-	$9,946,393	-
Belgium	4,331,916	-	4,331,916	-
Brazil	3,117,532	$3,117,532	-	-
Canada	16,209,743	16,209,743	-	-
China	5,684,178	2,330,793	3,353,385	-
Denmark	1,840,029	-	1,840,029	-
France	8,196,789	-	8,196,789	-
Germany	8,868,698	-	8,868,698	-
Hong Kong	6,078,427	-	6,078,427	-
Ireland	3,145,537	-	3,145,537	-
Israel	3,745,162	3,745,162	-	-
Japan	13,573,988	-	13,573,988	-
Mexico	6,981,098	6,981,098	-	-
Netherlands	4,865,899	-	4,865,899	-
Russia	1,044,409	-	1,044,409	-
Singapore	4,509,295	-	4,509,295	-
South Korea	5,407,860	-	5,407,860	-
Spain	2,052,472	-	2,052,472	-
Sweden	7,822,874	-	7,822,874	-
Switzerland	15,646,473	-	15,646,473	-
Taiwan	1,956,258	-	1,956,258	-
Turkey	1,654,972	-	1,654,972	-
United Kingdom	30,899,397	-	30,899,397	-
Preferred Securities				-
Germany	2,762,018	-	2,762,018	-
Short-Term Investments	18,728,353	18,728,353	-	-
Total Investments in Securities	$189,069,770	$51,112,681	$137,957,089	-

International Small Company Trust
Common Stocks
Australia	$6,007,595	$70,300	$5,852,337	$84,958
Austria	942,414	-	942,414	-
Bahamas	10,913	-	10,913	-
Belgium	1,184,345	-	1,184,345	-
Bermuda	454,651	-	454,651	-
Canada	9,496,948	9,462,947	34,001	-
Cayman Islands	24,759	24,759	-	-
China	52,548	-	52,548	-
Colombia	27,529	27,529	-	-
Cyprus	47,730	-	47,730	-
Denmark	805,710	-	805,710	-
Finland	2,157,300	-	2,157,300	-
France	3,163,155	-	3,163,155	-
Germany	4,374,043	-	4,374,043	-
Gibraltar	142,815	-	142,815	-
Great Britain	184,179	-	184,179	-
Greece	681,966	-	679,073	2,893
Hong Kong	1,934,679	-	1,903,381	31,298
Ireland	1,345,251	-	1,345,251	-
Isle of Man	10,703	-	10,703	-
Israel	458,180	-	458,180	-
Italy	2,464,295	-	2,464,295	-
Japan	22,951,535	-	22,851,715	99,820
Jersey, C.I.	165,713	-	165,713	-
Liechtenstein	87,833	-	87,833	-
Luxembourg	327,073	-	327,073	-
Malta	39,148	-	39,148	-
Netherlands	1,715,435	-	1,715,435	-
New Zealand	902,643	-	902,643	-
Norway	907,428	-	907,428	-
Papua New Guinea	10,102	-	10,102	-
Peru	64,057	-	64,057	-
Portugal	316,527	-	316,527	-
Russia	11,369	-	11,369	-
Singapore	1,439,625	-	1,439,625	-
South Africa	2,783	2,783	-	-
Spain	1,795,795	-	1,795,097	698
Sweden	3,124,734	-	3,124,734	-
Switzerland	4,473,860	-	4,473,860	-
United Arab Emirates	53,942	-	53,942	-
United Kingdom	19,997,516	-	19,995,929	1,587
United States	237,679	176,325	61,354	-
Rights	2,836	-	2,794	42
Warrants	411	-	411	-
Securities Lending Collateral	3,906,073	3,906,073	-	-
Total Investments in Securities	$98,505,825	$13,670,716	$84,613,813	$221,296

International Value Trust
Common Stocks
Australia	$3,897,102	-	$3,897,102	-
Belgium	7,370,103	-	7,370,103	-
Brazil	11,271,286	$11,271,286	-	-
Canada	19,735,191	19,735,191	-	-
China	15,591,262	3,695,171	11,896,091	-
Denmark	3,029,585	-	3,029,585	-
France	144,736,948	-	144,736,948	-
Germany	61,091,414	-	61,091,414	-
Hong Kong	21,515,160	-	21,515,160	-
India	13,564,481	-	13,564,481	-
Ireland	8,064,717	-	8,064,717	-
Italy	14,995,890	-	14,995,890	-
Japan	46,169,563	-	46,169,563	-
Netherlands	113,001,854	-	113,001,854	-
Norway	44,317,483	-	44,317,483	-
Russia	3,093,813	3,047,685	46,128	-
Singapore	23,507,267	13,310,220	10,197,047	-
South Korea	66,498,354	24,669,227	41,829,127	-
Spain	12,438,618	-	12,438,618	-
Sweden	7,999,308	-	7,999,308	-
Switzerland	107,933,664	9,119,964	98,813,700	-
Taiwan	22,804,614	-	22,804,614	-
United Kingdom	182,500,562	-	182,500,562	-
Securities Lending Collateral	38,169,635	38,169,635	-	-
Short-Term Investments	34,000,000	-	34,000,000	-
Total Investments in Securities	$1,027,297,874	$123,018,379	$904,279,495	-

Investment Quality Bond Trust
U.S. Government & Agency Obligations	$147,929,229	-	$147,929,229	-
Foreign Government Obligations	5,521,019	-	5,521,019	-
Corporate Bonds	180,871,669	-	180,871,669	-
Capital Preferred Securities	1,479,740	-	1,479,740	-
Convertible Bonds	47,625	-	47,625	-
Municipal Bonds	15,184,621	-	15,184,621	-
Collateralized Mortgage Obligations	14,993,099	-	14,744,126	$248,973
Asset Backed Securities	13,102,854	-	13,102,854	-
Short-Term Investments	33,400,000	-	33,400,000	-
Total Investments in Securities	$412,529,856	-	$412,280,883	$248,973
Other Financial Instruments:
Futures	$62,476	$62,476	-	-
Forward Foreign Currency Contracts	($30,092)	-	($30,092)	-
Interest Rate Swaps	($1,935,966)	-	($1,935,966)	-
Credit Default Swaps	$1,125,906	-	$1,125,906	-

Mid Cap Index Trust
Common Stocks
Consumer Discretionary	$79,133,662	$79,133,662	-	-
Consumer Staples	18,696,677	18,696,677	-	-
Energy	33,440,481	33,440,481	-	-
Financials	125,841,580	125,841,580	-	-
Health Care	59,194,941	59,194,941	-	-
Industrials	92,165,360	92,165,360	-	-
Information Technology	88,229,995	87,463,467	-	$766,528
Materials	39,542,438	39,542,438	-	-
Telecommunication Services	3,197,187	3,197,187	-	-
Utilities	28,972,425	28,972,425	-	-
Securities Lending Collateral	122,373,266	122,373,266	-	-
Short-Term Investments	7,798,000	-	$7,798,000	-
Total Investments in Securities	$698,586,012	$690,021,484	$7,798,000	$766,528
Other Financial Instruments:
Futures	($72,926)	($72,926)	-	-

Mid Cap Stock Trust
Common Stocks
Consumer Discretionary	$208,682,171	$199,177,839	$9,504,332	-
Energy	50,279,265	50,279,265	-	-
Financials	48,826,712	48,826,712	-	-
Health Care	145,119,099	145,119,099	-	-
Industrials	79,110,952	68,648,893	10,462,059	-
Information Technology	158,659,126	158,659,126	-	-
Materials	39,498,367	39,498,367	-	-
Telecommunication Services	7,333,681	7,333,681	-	-
Securities Lending Collateral	171,977,304	171,977,304	-	-
Short-Term Investments	8,000,000	-	8,000,000	-
Total Investments in Securities	$917,486,677	$889,520,286	$27,966,391	-

Mid Cap Value Equity Trust
Common Stocks
Consumer Discretionary	$16,117,322	$16,117,322	-	-
Consumer Staples	5,460,359	5,460,359	-	-
Energy	11,600,895	11,600,895	-	-
Financials	28,877,514	28,877,514	-	-
Health Care	14,054,511	14,054,511	-	-
Industrials	20,064,428	20,064,428	-	-
Information Technology	10,113,714	10,113,714	-	-
Materials	10,458,155	10,458,155	-	-
Telecommunication Services	2,390,617	2,390,617	-	-
Utilities	12,839,785	12,839,785	-	-
Convertible Bonds
Materials	229,940	-	$229,940	-
Warrants	86,095	86,095	-	-
Rights	11,455	11,455	-	-
Securities Lending Collateral	16,122,229	16,122,229	-	-
Short-Term Investments	3,400,000	-	3,400,000	-
Total Investments in Securities	$151,827,019	$148,197,079	$3,629,940	-

Mid Value Trust
Common Stocks
Consumer Discretionary	$79,288,951	$76,722,896	$2,566,055	-
Consumer Staples	73,878,219	73,878,219	-	-
Energy	68,792,225	68,792,225	-	-
Financials	200,841,826	200,841,826	-	-
Health Care	54,152,661	54,152,661	-	-
Industrials	63,798,112	63,798,112	-	-
Information Technology	53,392,184	53,392,184	-	-
Materials	57,740,874	57,740,874	-	-
Telecommunication Services	9,048,935	9,048,935	-	-
Utilities	56,925,476	56,925,476	-	-
Convertible Bonds	2,268,549	-	2,268,549
Securities Lending Collateral	117,141,518	117,141,518	-	-
Short-Term Investments	50,266,991	50,266,991	-	-
Total Investments in Securities	$887,536,521	$882,701,917	$4,834,604	-

Mutual Shares Trust
Common Stocks
Consumer Discretionary	$53,695,407	$40,324,095	$13,371,312	-
Consumer Staples	106,317,717	76,639,120	29,678,597	-
Energy	70,906,327	55,714,851	15,191,476	-
Financials	96,770,642	83,322,086	10,338,770	$3,109,786
Health Care	66,271,151	66,271,151	-	-
Industrials	30,505,917	23,696,481	6,809,436	-
Information Technology	52,489,885	50,771,560	1,718,325	-
Materials	23,940,047	15,552,220	8,387,827	-
Telecommunication Services	12,419,691	-	12,419,691	-
Utilities	20,747,466	12,508,090	8,239,376	-
Corporate Bonds	10,631,948	-	10,631,948	-
Convertible Bonds	3,138,652	-	3,138,652	-
Term Loans	15,362,892	-	15,362,892	-
Securities Lending Collateral	10,168,780	10,168,780	-	-
Short-Term Investments	70,638,350	-	70,638,350	-
Total Investments in Securities	$644,004,872	$434,968,434	$205,926,652	$3,109,786
Sale Commitments Outstanding	($742,574)	($742,574)	-	-
Other Financial Instruments:
Forward Foreign Currency Contracts	($3,204,083)	-	($3,204,083)	-
Written Options	($12,636)	($12,636)	-	-

Natural Resources Trust
Common Stocks
Energy	$110,044,183	$90,292,154	$19,752,029	-
Financials	1,163,820	1,163,820	-	-
Industrials	211,564	-	211,564	-
Materials	60,531,363	38,826,493	21,704,870	-
Utilities	4,312,025	4,312,025	-	-
Warrants	1,010,263	-	1,010,263	-
Securities Lending Collateral	13,912,835	13,912,835	-	-
Short-Term Investments	11,782,000	-	11,782,000	-
Total Investments in Securities	$202,968,053	$148,507,327	$54,460,726	-

New Income Trust
U.S. Government & Agency Obligations	$1,471,059,272	-	$1,471,059,272	-
Foreign Government Obligations	57,123,531	-	57,123,531	-
Corporate Bonds	833,124,697	-	833,124,697	-
Municipal Bonds	132,315,598	-	132,315,598	-
Term Loans	51,823,096	-	51,823,096	-
Collateralized Mortgage Obligations	191,896,461	-	191,896,461	-
Asset Backed Securities	106,988,135	-	106,988,135	-
Capital Preferred Securities	5,000,947	-	5,000,947	-
Short-Term Investments	103,733,012	$98,590,903	5,142,109	-
Total Investments in Securities	$2,953,064,749	$98,590,903	$2,854,473,846	-
Other Financial Instruments:
Futures	($799,185)	($799,185)	-	-
Forward Foreign Currency Contracts	($575,880)	-	($575,880)	-

Real Return Bond Trust
U.S. Government & Agency Obligations	$130,380,394	-	$130,380,394	-
Foreign Government Obligations	8,361,743	-	8,361,743	-
Corporate Bonds	21,760,610	-	21,760,610	-
Collateralized Mortgage Obligations	9,319,007	-	8,917,413	$401,594
Asset Backed Securities	4,847,150	-	4,847,150	-
Options Purchased	45,983	-	45,983	-
Short-Term Investments	62,714,951	-	62,714,951	-
Total Investments in Securities	$237,429,838	-	$237,028,244	$401,594
Other Financial Instruments:
Futures	$13,086	$13,086	-	-
Forward Foreign Currency Contracts	($235,650)	-	($235,650)	-
Written Options	($249,989)	-	($245,876)	($4,113)
Interest Rate Swaps	$137,325	-	$137,325	-
Credit Default Swaps	$9,676	-	$9,676	-

Science & Technology Trust
Common Stocks
Consumer Discretionary	$19,910,070	$19,910,070	-	-
Health Care	4,119,825	4,119,825	-	-
Industrials	3,128,417	3,128,417	-	-
Information Technology	309,883,759	285,982,839	$23,833,586	$67,334
Materials	4,005,790	4,005,790	-	-
Telecommunication Services	1,707,920	194,813	1,513,107	-
Preferred Securities
Information Technology	3,414,548	-	-	3,414,548
Securities Lending Collateral	41,491,200	41,491,200	-	-
Short-Term Investments	11,573,115	8,031,115	3,542,000	-
Total Investments in Securities	$399,234,644	$366,864,069	$28,888,693	$3,481,882

Short Term Government Income Trust
U.S. Government & Agency Obligations	$503,825,169	-	$503,825,169	-
Collateralized Mortgage Obligations	47,660,143	-	47,660,143	-
Preferred Securities	58,648	$58,648	-	-
Short-Term Investments	5,000,000	-	5,000,000	-
Total Investments in Securities	$556,543,960	$58,648	$556,485,312	-
Other Financial Instruments:
Futures	($90,730)	($90,730)	-	-

Small Cap Growth Trust
Common Stocks
Consumer Discretionary	$81,226,217	$77,572,341	$3,653,876	-
Consumer Staples	9,152,832	9,152,832	-	-
Energy	22,356,229	22,356,229	-	-
Financials	27,358,623	27,358,623	-	-
Health Care	85,210,439	83,529,276	1,681,163	-
Industrials	58,953,937	58,953,937	-	-
Information Technology	90,755,418	90,755,418	-	-
Materials	20,966,932	20,966,932	-	-
Investment Companies
Financials	2,963,910	2,963,910	-	-
Securities Lending Collateral	111,503,332	111,503,332	-	-
Short-Term Investments	11,100,000	-	11,100,000	-
Total Investments in Securities	$521,547,869	$505,112,830	$16,435,039	-

Small Cap Index Trust
Common Stocks
Consumer Discretionary	$43,422,254	$43,422,254	-	-
Consumer Staples	11,221,229	11,221,229	-	-
Energy	18,961,168	18,961,168	-	-
Financials	66,256,086	66,256,086	-	-
Health Care	41,524,613	41,522,537	-	$2,076
Industrials	45,572,639	45,572,639	-	-
Information Technology	53,277,275	52,872,031	-	405,244
Materials	15,576,791	15,576,791	-	-
Telecommunication Services	2,442,584	2,442,584	-	-
Utilities	11,338,899	11,338,899	-	-
Preferred Securities
Health Care	811	811	-	-
Rights	8,277	-	$8,277	-
Warrants	168	-	168	-
Securities Lending Collateral	78,453,620	78,453,620	-	-
Short-Term Investments	1,816,000	-	1,816,000	-
Total Investments in Securities	$389,872,414	$387,640,649	$1,824,445	$407,320
Other Financial Instruments:
Futures	($10,002)	($10,002)	-	-

Small Cap Opportunities Trust
Common Stocks
Consumer Discretionary	$23,930,748	$23,930,748	-	-
Consumer Staples	5,711,417	5,711,417	-	-
Energy	10,946,669	10,946,669	-	-
Financials	34,773,682	34,773,682	-	-
Health Care	14,534,299	14,517,502	-	$16,797
Industrials	24,467,589	24,463,494	-	4,095
Information Technology	23,324,988	23,297,576	-	27,412
Materials	11,868,384	11,868,384	-	-
Telecommunication Services	840,179	840,179	-	-
Utilities	1,314,791	1,314,791	-	-
Preferred Securities
Energy	3,130	-	$3,130	-
Securities Lending Collateral	29,256,791	29,256,791	-	-
Short-Term Investments	709,189	709,189	-	-
Total Investments in Securities	$181,681,856	$181,630,422	$3,130	$48,304

Smaller Company Growth Trust
Common Stocks
Consumer Discretionary	$32,535,251	$32,535,251	-	-
Consumer Staples	4,350,220	4,350,220	-	-
Energy	20,168,346	20,168,346	-	-
Financials	19,163,583	19,163,583	-	-
Health Care	36,999,245	36,998,800	-	$445
Industrials	38,007,936	38,007,936	-	-
Information Technology	46,273,543	46,273,543	-	-
Materials	10,308,743	10,308,743	-	-
Telecommunication Services	4,354,870	4,354,870	-	-
Utilities	36,437	36,437	-	-
Warrants	450	-	$450	-
Securities Lending Collateral	42,121,026	42,121,026	-	-
Short-Term Investments	4,616,928	758,928	3,858,000	-
Total Investments in Securities	$258,936,578	$255,077,683	$3,858,450	$445
Other Financial Instruments:
Futures	$1,443	$1,443	-	-

Strategic Allocation Trust
Corporate Bonds
Consumer Discretionary	$6,123,905	-	$6,123,905	-
Consumer Staples	4,747,798	-	4,747,798	-
Energy	637,912	-	637,912	-
Financials	12,370,116	-	12,370,116	-
Health Care	1,047,275	-	1,047,275	-
Industrials	5,684,233	-	5,684,233	-
Information Technology	1,532,596	-	1,532,596	-
Materials	1,484,160	-	1,484,160	-
Telecommunication Services	4,788,425	-	4,788,425	-
Utilities	3,021,550	-	3,021,550	-
Short-Term Investments	31,991,695	-	31,991,695	-
Total Investments in Securities	$73,429,665	-	$73,429,665	-
Other Financial Instruments:
Futures	($1,370,658)	($1,063,540)	($59,511)	($247,607)
Forward Foreign Currency Contracts	$217,221	-	$217,221	-

Strategic Equity Allocation Trust
Common Stocks
Consumer Discretionary	$866,409,008	$678,546,869	$187,862,139	-
Consumer Staples	796,588,710	567,179,206	229,409,504	-
Energy	774,352,357	613,740,759	160,611,598	-
Financials	1,371,174,532	917,647,913	453,526,617	$2
Health Care	900,041,904	702,261,847	197,777,689	2,368
Industrials	870,585,519	632,269,722	238,315,797	-
Information Technology	1,229,173,290	1,144,942,561	82,945,669	1,285,060
Materials	417,908,839	232,101,606	184,714,581	1,092,652
Telecommunication Services	283,090,715	178,384,464	104,706,251	-
Utilities	294,051,616	216,401,900	77,649,716	-
Preferred Securities
Consumer Discretionary	7,619,466	-	7,619,466	-
Consumer Staples	2,667,440	-	2,667,440	-
Health Care	406	406	-	-
Utilities	293,228	-	293,228	-
Investment Companies	12,818	12,818	-	-
Rights
Energy	41,563	41,563	-	-
Financials	10,690	-	10,690	-
Warrants
Energy	192	-	192	-
Securities Lending Collateral	517,956,196	517,956,196	-	-
Short-Term Investments	47,408,000	-	47,408,000	-
Total Investments in Securities	$8,379,386,489	$6,401,487,830	$1,975,518,577	$2,380,082
Other Financial Instruments:
Futures	($682,531)	($682,531)	-	-

Strategic Income Opportunities Trust
Foreign Government Obligations	$113,433,971	-	$113,433,971	-
Corporate Bonds	232,016,932	-	228,068,289	$3,948,643
Capital Preferred Securities	11,981,715	-	11,981,715	-
Convertible Bonds	7,640,331	-	7,640,331	-
Municipal Bonds	175,090	-	175,090	-
Term Loans	22,222,283	-	22,222,283	-
Collateralized Mortgage Obligations	20,528,574	-	20,247,427	281,147
Asset Backed Securities	1,876,079	-	1,876,079	-
Common Stocks	21,526,446	$21,512,614	-	13,832
Preferred Securities	22,531,656	20,650,886	1,495,116	385,654
Escrow Certificates	15,034	-	-	15,034
Options Purchased	36,050	-	36,050	-
Short-Term Investments	1,154,886	-	1,154,886	-
Total Investments in Securities	$455,139,047	$42,163,500	$408,331,237	$4,644,310
Other Financial Instruments:
Futures	($693,559)	($693,559)	-	-
Forward Foreign Currency Contracts	($2,448,526)	-	($2,448,526)	-

Total Return Trust
U.S. Government & Agency Obligations	$2,393,469,788	-	$2,393,469,788	-
Foreign Government Obligations	332,963,950	-	332,963,950	-
Corporate Bonds	757,242,618	-	757,242,618	-
Capital Preferred Securities	8,703,161	-	8,703,161	-
Municipal Bonds	157,692,487	-	157,692,487	-
Term Loans	6,945,575	-	6,945,575	-
Collateralized Mortgage Obligations	192,954,829	-	192,954,829	-
Asset Backed Securities	56,257,040	-	56,257,040	-
Preferred Securities	8,527,372	-	-	$8,527,372
Short-Term Investments	537,786,922	-	537,786,922	-
Total Investments in Securities	$4,452,543,742	-	$4,444,016,370	$8,527,372
Sale Commitments Outstanding	($45,938,594)		($45,938,594)
Other Financial Instruments:
Futures	$3,277,758	$3,277,758	-	-
Forward Foreign Currency Contracts	($7,848,866)	-	($7,848,866)	-
Written Options	($2,022,212)	-	($1,953,254)	($68,958)
Interest Rate Swaps	($32,093,441)	-	($32,093,441)	-
Credit Default Swaps	$6,656,817	-	$6,656,817	-

Total Stock Market Index Trust
Common Stocks
Consumer Discretionary	$51,255,824	$51,252,146	-	$3,678
Consumer Staples	40,813,329	40,644,655	$168,674	-
Energy	46,122,653	46,122,653	-	-
Financials	64,040,870	64,040,870	-	-
Health Care	44,828,896	44,827,658	-	1,238
Industrials	40,828,761	40,828,761	-	-
Information Technology	78,147,448	78,091,980	-	55,468
Materials	15,630,032	15,630,032	-	-
Telecommunication Services	11,573,825	11,573,825	-	-
Utilities	13,438,249	13,438,249	-	-
Corporate Bonds	2,474	-	2,474	-
Rights	27,050	24,132	2,918	-
Warrants	15	-	15	-
Securities Lending Collateral	21,504,874	21,504,874	-	-
Short-Term Investments	11,952,000	-	11,952,000	-
Total Investments in Securities	$440,166,300	$427,979,835	$12,126,081	$60,384
Other Financial Instruments:
Futures	$98,317	$98,317	-	-

Utilities Trust
Common Stocks
Consumer Discretionary	$23,471,254	$21,885,298	$1,585,956	-
Energy	26,168,537	26,168,537	-	-
Financials	3,660,283	3,660,283	-	-
Telecommunication Services	30,889,071	13,926,810	16,962,261	-
Utilities	92,107,381	65,427,403	26,679,978	-
Preferred Securities				-
Utilities	10,343,018	10,343,018	-	-
Corporate Bonds	2,932,960	-	2,932,960	-
Convertible Bonds
Consumer Discretionary	1,530,135	-	1,530,135	-
Telecommunication Services	1,434,394	-	1,434,394	-
Securities Lending Collateral	18,421,918	18,421,918	-	-
Short-Term Investments	4,117,000	-	4,117,000	-
Total Investments in Securities	$215,075,951	$159,833,267	$55,242,684	-
Other Financial Instruments:
Forward Foreign Currency Contracts	($803,377)	-	($803,377)	-

Value Trust
Common Stocks
Consumer Discretionary	$60,928,849	$60,928,849	-	-
Consumer Staples	28,797,385	28,797,385	-	-
Energy	30,827,606	30,827,606	-	-
Financials	90,636,344	90,636,344	-	-
Health Care	31,457,495	31,457,495	-	-
Industrials	41,378,644	41,378,644	-	-
Information Technology	64,064,070	64,064,070	-	-
Materials	32,393,415	32,393,415	-	-
Telecommunication Services	18,860,159	18,860,159	-	-
Utilities	28,650,786	28,650,786	-	-
Preferred Securities
Financials	4,469,901	4,469,901	-	-
Health Care	2,702,391	-	$2,702,391	-
Convertible Bonds				-
Health Care	5,581,114	-	5,581,114	-
Short-Term Investments	28,633,992	28,633,992	-	-
Total Investments in Securities	$469,382,151	$461,098,646	$8,283,505	-

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

Bond Trust
	U.S. Government & Agency Obligations	Collateralized Mortgage Obligations	Total
Balance as of 12-31-11	-	-	-
Realized gain (loss)	-	($9,567)	($9,567)
Changed in unrealized appreciation (depreciation)	-	(348,319)	(348,319)
Purchases	$11,282,813	94,924,713	106,207,526
Sales	-	(98,121)	(98,121)
Transfers into Level 3	-		-
Transfers out of Level 3	-		-
Balance as of 9-30-12	$11,282,813	94,468,706	$105,751,519
Change in unrealized at period end*	-	($348,319)	($348,319)

Bond PS Series
	U.S. Government & Agency Obligations	Collateralized Mortgage Obligations	Total
Balance as of 12-31-11	-	-	-
Realized gain (loss)	-	($233)	($233)
Change in unrealized appreciation (depreciation)	-	(8,476)	(8,476)
Purchases	$389,063	2,497,744	2,886,807
Sales	-	(2,388)	(2,388)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of 9-30-12	$389,063	$2,486,647	$2,875,710
Change in unrealized at period end*	-	($8,476)	($8,476)

Financial Services Trust
Financials
Balance as of 12-31-11	$15,244,783
Realized gain (loss)	-
Changed in unrealized appreciation (depreciation)	(4,117,906)
Purchases	-
Sales	(8,486,790)
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 9-30-12	$2,640,087
Change in unrealized at period end*	$362,104

High Yield Trust
	Foreign Government Obligations	Corporate Bonds	Convertible Bonds	Common Stocks	Preferred Securities	Escrow Certificates	Total
Balance as of 12-31-11	$94,285	$1,044,275	$787,140	$2,866,438	$37,980	$44,063	$4,874,181
Realized gain (loss)	-	-	-	-	(186,735)	-	(186,735)
Change in unrealized appreciation (depreciation)	-	57,332	226,259	109,642	173,020	(44,063)	522,190
Purchases	-	1,238,236	-	198,095	-	-	1,436,331
Sales	-	(618,432)	(1,013,399)	-	(24,265)	-	(1,656,096)
Transfers into Level 3	-	-	-	-	-	-	-
Transfers out of Level 3	(94,285)	(458,375)	-	-	-	-	(552,660)
Balance as of 9-30-12	-	$1,263,036	-	$3,174,175	-	-	$4,437,211
Change in unrealized at period end*	-	$24,799	-	$109,642	-	($44,063)	$90,378

Science & Technology Trust
Information Technology
Balance as of 12-31-11	$4,749,134
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(367,776)
Purchases	957,825
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	(1,857,301)
Balance as of 9-30-12	$3,481,882
Change in unrealized at period end*	-

Strategic Income Opportunities Trust
	Corporate Bonds	Capital Preferred Securities	Collateralized Mortgage Obligations	Asset Backed Securities	Common Stocks	Preferred Securities	Escrow Certificates	Total
Balance as of 12-31-11	$4,500,633	$241,500	$2,908,333	$269,925	$22,887	$366,390	$14,150	$8,323,818
Realized gain (loss)	(87,171)	(9,199)	-	(29)	-	-	-	(96,399)
Change in unrealized appreciation (depreciation)	934,133	7,699	44,332	22,904	(9,055)	19,264	884	1,020,161
Purchases	-	-	1,071	-	-	-	-	1,071
Sales	(1,398,952)	(240,000)	(55,601)	(292,800)	-	-	-	(1,987,353)
Transfers into Level 3	-	-	184,494	-	-	-	-	184,494
Transfers out of Level 3	-	-	(2,801,482)	-	-	-	-	(2,801,482)
Balance as of 9-30-12	$3,948,643	-	$281,147	-	$13,832	$385,654	$15,034	$4,644,310
Change in unrealized at period end*	$808,702	-	$44,333	-	($9,055)	$19,264	$884	$864,128

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

Repurchase agreements. The Portfolios may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Portfolio’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Portfolios.

When-issued/delayed delivery securities. The Portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time that a Portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Portfolio’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place. At the time that the Portfolio enters into this type of transaction, the Portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Term loans (Floating rate loans). Certain Portfolios may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Portfolio’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Portfolio may have limited rights to enforce the terms of an underlying loan. At September 30, 2012, the High Yield Trust and Mutual Shares Trust had $248,789 and $570,804 in unfunded loan commitments outstanding, respectively.

Inflation indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds. The Portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The Portfolios accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the Portfolios may need to sell other investments to make distributions.

Real estate investment trusts. The Portfolios may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income may be recorded as a reduction of cost of investments and/or as a realized gain.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Cost of investment securities for federal income tax purposes. The costs of investments owned on September 30, 2012, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
500 Index Trust	$1,135,159,310	$413,990,639	($33,884,264)	$380,106,375
500 Index Trust B	818,128,214	210,070,925	(85,995,719)	124,075,206
Active Bond Trust	1,255,651,814	89,749,725	(36,352,540)	53,397,185
All Cap Core Trust	350,510,930	38,409,506	(3,410,698)	34,998,808
All Cap Value Trust	515,246,566	47,236,056	(9,029,014)	38,207,042
Alpha Opportunities Trust	980,078,569	57,244,131	(23,651,324)	33,592,807
American Asset Allocation Trust	1,272,350,455	395,497,687	-	395,497,687
American Blue Chip Income and Growth Trust	225,683,850	43,264,312	-	43,264,312
American Global Growth Trust	181,299,048	-	(9,589,347)	(9,589,347)
American Global Small Capitalization Trust	102,340,500	-	(12,520,761)	(12,520,761)
American Growth Trust	1,032,055,247	97,826,411	-	97,826,411
American Growth-Income Trust	937,964,194	127,413,370	-	127,413,370
American High-Income Bond Trust	104,254,613	420,053	-	420,053
American International Trust	769,289,944	-	(67,293,688)	(67,293,688)
American New World Trust	83,524,755	-	(7,290,542)	(7,290,542)
Blue Chip Growth Trust	1,292,134,299	589,705,093	(17,119,917)	572,585,176
Bond Trust	7,751,562,935	226,940,300	(49,133,375)	177,806,925
Bond PS Series	211,963,311	4,423,626	(468,080)	3,955,546
Capital Appreciation Trust	864,546,505	275,149,290	(11,523,437)	263,625,853
Capital Appreciation Value Trust	312,529,341	35,530,296	(2,264,082)	33,266,214
Core Allocation Plus Trust	179,997,674	12,184,338	(4,015,234)	8,169,104
Core Bond Trust	1,907,717,844	44,815,568	(1,384,433)	43,431,135
Core Fundamental Holdings Trust	315,787,119	18,552,556	-	18,552,556
Core Global Diversification Trust	318,234,947	9,019,908	(5,182,163)	3,837,745
Core Strategy Trust	748,678,270	-	(9,161,171)	(9,161,171)
Disciplined Diversification Trust	207,463,531	52,022,781	(13,121,790)	38,900,991
Emerging Markets Value Trust	1,168,751,739	171,598,897	(171,941,378)	(342,481)
Equity Income Trust	1,879,975,894	431,367,500	(85,572,468)	345,795,032
Financial Services Trust	141,512,066	20,930,827	(15,390,984)	5,539,843
Franklin Templeton Founding Allocation Trust	1,278,378,486	(19,521,486)	(13,404,887)	(32,926,373)
Fundamental All Cap Core Trust	1,267,652,883	142,660,457	(92,885,606)	49,774,851
Fundamental Holdings Trust	883,804,951	192,465,711	-	192,465,711
Fundamental Large Cap Value Trust	486,676,985	48,600,692	(11,969,124)	36,631,568
Fundamental Value Trust	1,332,293,258	333,051,452	(63,808,614)	269,242,838
Global Trust	677,131,509	71,785,078	(132,524,525)	(60,739,447)
Global Bond Trust	1,182,866,127	34,920,293	(19,616,105)	15,304,188
Global Diversification Trust	692,225,529	74,183,175	-	74,183,175
Growth Equity	400,278,177	82,070,292	(2,062,038)	80,008,254
Health Sciences Trust	150,741,633	57,906,090	(8,752,628)	49,153,462
Heritage Trust	128,273,779	27,286,199	(1,816,823)	25,469,376
High Yield Trust	270,590,740	14,333,665	(20,296,493)	(5,962,828)
Income Trust	416,332,350	50,881,861	(53,156,169)	(2,274,308)
International Core Trust	808,007,518	58,101,590	(84,758,038)	(26,656,448)
International Equity Index Trust A	282,393,182	60,515,312	(26,865,928)	33,649,384
International Equity Index Trust B	300,223,477	65,123,404	(39,795,531)	25,327,873
International Growth Stock Trust	276,509,141	25,504,712	(9,991,655)	15,513,057
International Index Trust	61,832,589	-	(3,305,176)	(3,305,176)
International Opportunities Trust	177,314,793	13,559,306	(1,804,329)	11,754,977
International Small Company Trust	111,020,928	15,942,351	(28,457,454)	(12,515,103)
International Value Trust	1,124,812,173	79,850,816	(177,365,115)	(97,514,299)
Investment Quality Bond Trust	384,758,951	28,401,443	(630,538)	27,770,905
Lifestyle Aggressive Trust	413,569,253	21,414,721	(11,069,886)	10,344,835
Lifestyle Balanced Trust	11,030,750,357	1,050,164,944	(9,052,936)	1,041,112,008
Lifestyle Balanced PS Series	150,411,955	8,996,433	(253,899)	8,742,534
Lifestyle Conservative Trust	2,723,107,950	170,328,547	(588,324)	169,740,223
Lifestyle Conservative PS Series	52,026,995	2,510,744	(5,400)	2,505,344
Lifestyle Growth Trust	13,303,962,858	1,132,319,475	(111,103,546)	1,021,215,929
Lifestyle Growth PS Series	153,560,398	11,653,793	(432,050)	11,221,743
Lifestyle Moderate Trust	3,318,478,857	291,511,315	-	291,511,315
Lifestyle Moderate PS Series	73,049,582	4,279,270	(7,660)	4,271,610
Mid Cap Index Trust	535,364,502	185,205,732	(21,984,222)	163,221,510
Mid Cap Stock Trust	827,708,343	104,076,562	(14,298,228)	89,778,334
Mid Cap Value Equity Trust	134,377,954	20,177,050	(2,727,985)	17,449,065
Mid Value Trust	805,953,192	110,203,951	(28,620,622)	81,583,329
Mutual Shares Trust	589,444,691	94,132,568	(39,572,387)	54,560,181
Natural Resources Trust	208,484,559	12,183,611	(17,700,117)	(5,516,506)
New Income Trust	2,817,820,177	139,016,463	(3,771,891)	135,244,572
Real Estate Securities Trust	378,395,781	37,106,082	(2,155,661)	34,950,421
Real Return Bond Trust	236,308,875	1,802,553	(681,590)	1,120,963
Science & Technology Trust	404,488,037	32,900,333	(38,153,726)	(5,253,393)
Short Term Government Income Trust	548,723,441	9,637,014	(1,816,495)	7,820,519
Small Cap Growth Trust	488,513,386	43,628,323	(10,593,840)	33,034,483
Small Cap Index Trust	326,596,753	81,466,212	(18,190,551)	63,275,661
Small Cap Opportunities Trust	153,989,600	36,218,020	(8,525,764)	27,692,256
Small Cap Value Trust	572,063,810	142,700,865	(10,233,737)	132,467,128
Small Company Growth Trust	104,028,431	23,316,621	(2,603,600)	20,713,021
Small Company Value Trust	353,856,253	100,070,864	(24,919,069)	75,151,795
Smaller Company Growth Trust	231,058,832	36,274,885	(8,397,139)	27,877,746
Strategic Allocation Trust	73,990,853	26,215	(587,403)	(561,188)
Strategic Equity Allocation Trust	8,091,194,806	525,650,567	(237,458,884)	288,191,683
Strategic Income Opportunities Trust	426,703,039	39,874,320	(11,438,312)	28,436,008
Total Bond Market Trust A	424,107,504	29,348,708	(297,770)	29,050,938
Total Bond Market Trust B	149,916,368	14,718,260	(356,887)	14,361,373
Total Return Trust	4,294,556,388	173,418,510	(15,431,156)	157,987,354
Total Stock Market Index Trust	356,643,878	123,867,240	(40,344,818)	83,522,422
Ultra Short Term Bond Trust	120,760,503	332,615	(970,827)	(638,212)
U.S. Equity Trust	826,227,914	167,687,700	(6,263,783)	161,423,917
Utilities Trust	195,150,453	28,001,407	(8,075,909)	19,925,498
Value Trust	424,879,900	59,737,015	(15,234,764)	44,502,251

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates.

The following table summarizes the contracts held at September 30, 2012 and details how the Portfolios used futures contracts during the period ended September 30, 2012.

500 Index Trust
The Portfolio used futures contracts as a substitute for securities purchased.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
500 Index Trust	S&P 500 Index Futures	61	Long	Dec 2012	$21,871,550	$160,536
						$160,536

500 Index Trust B
The Portfolio used futures contracts as a substitute for securities purchased.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
500 Index Trust B	S&P 500 Index Futures	48	Long	Dec 2012	$17,210,400	$177,393
						$177,393

All Cap Core Trust
The Portfolio used futures contracts to maintain diversity and liquidity of the Portfolio and as a substitute for securities purchased.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
All Cap Core Trust	Russell 2000 Mini Index Futures	5	Long	Dec 2012	$417,200	($10,636)
	S&P 500 E-Mini Index Futures	38	Long	Dec 2012	2,724,980	(38,081)
						($48,717)

Core Allocation Plus Trust
The Portfolio used futures contracts to manage against anticipated changes in securities markets, manage duration of the Portfolio, manage against anticipated interest rate changes and as a substitute for securities purchased.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Core Allocation Plus Trust	Euro Stoxx 50 Index Futures	110	Long	Dec 2012	$3,470,277	($132,068)
	MSCI EAFE Mini Index Futures	125	Long	Dec 2012	9,363,750	(383,042)
	S&P 500 E-Mini Index Futures	10	Long	Dec 2012	717,100	(12,416)
	U.S. Treasury 5-Year Note Futures	54	Long	Dec 2012	6,730,172	24,355
	U.S. Treasury 10-Year Bond Futures	6	Long	Dec 2012	800,906	1,781
	U.S. Treasury 30-Year Bond Futures	12	Long	Dec 2012	1,792,500	(1,495)
	U.S. Treasury 5-Year Note Futures	26	Short	Dec 2012	(3,240,453)	(2,488)
	U.S. Treasury 10-Year Bond Futures	8	Short	Dec 2012	(1,067,875)	(1,607)
	Ultra Long U.S. Treasury Bond Futures	17	Short	Dec 2012	(2,808,719)	8,138
						($498,842)

Global Bond Trust
The Portfolio used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Portfolio and as a substitute for securities purchased.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Global Bond Trust	10-Year Japan Government Bond Futures	37	Long	Dec 2012	$68,362,763	$127,971
	Euro BTP Italian Government Bond Futures	17	Long	Dec 2012	2,302,553	131,391
	German Euro BOBL Futures	211	Long	Dec 2012	34,080,277	(62,257)
	German Euro BUND Futures	592	Long	Dec 2012	107,851,448	1,414,486
	U.S. Treasury 5-Year Note Futures	551	Long	Dec 2012	68,672,680	250,281
	U.S. Treasury 10-Year Bond Futures	370	Long	Dec 2012	49,389,219	230,117
	3-Year Australian Treasury Bond Futures	594	Short	Dec 2012	(68,093,554)	(356,725)
	10-Year Canada Government Bond Futures	120	Short	Dec 2012	(16,756,790)	(147,203)
	U.K. Long Gilt Bond Futures	50	Short	Dec 2012	(9,738,855)	(7,327)
	U.S. Treasury 30-Year Bond Futures	45	Short	Dec 2012	(6,721,875)	(44,349)
						$1,536,385

International Core Trust
The Portfolio used futures contracts as a substitute for securities purchased.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
International Core Trust	DAX Index Futures	14	Long	Dec 2012	$3,255,641	($43,665)
	FTSE 100 Index Futures	23	Long	Dec 2012	2,124,059	(39,426)
	FTSE MIB Index Futures	76	Long	Dec 2012	7,346,270	(680,247)
	SGX MSCI Singapore Index Futures	61	Long	Oct 2012	3,499,348	(9,676)
	TOPIX Index Futures	68	Long	Dec 2012	6,397,187	58,567
	ASX SPI 200 Index Futures	43	Short	Dec 2012	(4,888,589)	28,349
	Euro Stoxx 50 Index Futures	117	Short	Dec 2012	(3,691,112)	144,459
	IBEX 35 Index Futures	5	Short	Oct 2012	(493,639)	23,861
	S&P TSE 60 Index Futures	125	Short	Dec 2012	(17,818,635)	329,054
						($188,724)

International Equity Index Trust A
The Portfolio used futures contracts as a substitute for securities purchased.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
International Equity Index Trust A	MSCI EAFE Mini Index Futures	102	Long	Dec 2012	$7,640,820	($211,919)
	MSCI Emerging Market Mini Futures	26	Long	Dec 2012	1,292,200	2,983
	MSCI Taiwan Index Futures	48	Long	Oct 2012	1,321,920	(6,758)
						($215,694)

International Equity Index Trust B
The Portfolio used futures contracts as a substitute for securities purchased.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
International Equity Index Trust B	MSCI EAFE Mini Index Futures	107	Long	Dec 2012	$8,015,370	($222,255)
	MSCI Emerging Market Mini Futures	24	Long	Dec 2012	1,192,800	2,753
	MSCI Taiwan Index Futures	55	Long	Oct 2012	1,514,700	(7,726)
						($227,228)

International Index Trust
The Portfolio used futures contracts as a substitute for securities purchased.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
International Index Trust	MSCI EAFE Mini Index Futures	26	Long	Dec 2012	$1,947,660	($26,969)
						($26,969)

Investment Quality Bond Trust
The Portfolio used futures contracts to manage duration, manage against anticipated interest rate changes and as a substitute for securities purchased.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Investment Quality Bond Trust	U.S. Treasury 2-Year Note Futures	105	Long	Dec 2012	$23,155,781	$8,088
	U.S. Treasury 5-Year Note Futures	120	Long	Dec 2012	14,955,938	56,161
	U.S. Treasury 10-Year Bond Futures	14	Long	Dec 2012	1,868,781	(679)
	U.S. Treasury 30-Year Bond Futures	5	Long	Dec 2012	746,875	(1,094)
						$62,476

Mid Cap Index Trust
The Portfolio used futures contracts as a substitute for securities purchased.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Mid Cap Index Trust	S&P MidCap 400 E-Mini Index Futures	92	Long	Dec 2012	$9,075,800	($72,926)
						($72,926)

New Income Trust
The Portfolio used futures contracts to manage duration and manage against anticipated interest rate changes.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
New Income Trust	U.S. Treasury 5-Year Note Futures	113	Long	Dec 2012	$14,083,508	$58,697
	Ultra Long U.S. Treasury Bond Futures	79	Long	Dec 2012	13,052,281	(78,082)
	U.S. Treasury 10-Year Bond Futures	972	Short	Dec 2012	(129,746,812)	(779,800)
						($799,185)

Real Return Bond Trust
The Portfolio used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Portfolio and as a substitute for securities purchased.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Real Return Bond Trust	Eurodollar Futures	17	Long	Sep 2015	$4,217,275	$4,387
	Eurodollar Futures	21	Long	Mar 2016	5,196,450	6,429
	U.S. Treasury 10-Year Bond Futures	3	Long	Dec 2012	400,453	2,270
						$13,086

Short Term Government Income Trust
The Portfolio used futures contracts to manage duration.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Short Term Government Income Trust	U.S. Treasury 5-Year Note Futures	175	Short	Dec 2012	($21,810,742)	($90,730)
						($90,730)

Small Cap Index Trust
The Portfolio used futures contracts as a substitute for securities purchased.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Small Cap Index Trust	Russell 2000 Mini Index Futures	34	Long	Dec 2012	$2,836,960	($10,002)
						($10,002)

Smaller Company Growth Trust
The Portfolio used futures contracts as a substitute for securities purchased.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Smaller Company Growth Trust	Russell 2000 Mini Index Futures	13	Long	Dec 2012	$1,084,720	$1,443
						$1,443

Strategic Allocation Trust
The Portfolio used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Portfolio and as a substitute for securities purchased.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Strategic Allocation Trust	Euro Stoxx 50 Index Futures	221	Long	Dec 2012	$6,972,101	($247,607)
	FTSE 100 Index Futures	90	Long	Dec 2012	8,311,534	(151,340)
	Russell 2000 Mini Index Futures	51	Long	Dec 2012	4,255,440	(108,485)
	S&P 500 E-Mini Index Futures	825	Long	Dec 2012	59,160,750	(787,616)
	S&P MidCap 400 E-Mini Index Futures	63	Long	Dec 2012	6,214,950	(167,439)
	TOPIX Index Futures	79	Long	Dec 2012	7,432,026;	91,829
						($1,370,658)

Strategic Equity Allocation Trust
The Portfolio used futures contracts as a substitute for securities purchased.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Strategic Equity Allocation Trust	MSCI EAFE Mini Index Futures	378	Long	Dec 2012	$28,315,980	($454,312)
	Russell 2000 Mini Index Futures	61	Long	Dec 2012	5,089,840	(9,973)
	S&P 500 Index Futures	121	Long	Dec 2012	43,384,550	(92,497)
	S&P MidCap 400 E-Mini Index Futures	143	Long	Dec 2012	14,106,950	(125,749)
						($682,531)

Strategic Income Opportunities Trust
The Portfolio used futures contracts to manage duration.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Strategic Income Opportunities Trust	U.S. Treasury 10-Year Bond Futures	180	Short	Dec 2012	($24,027,188)	($214,215)
	U.S. Treasury 30-Year Bond Futures	208	Short	Dec 2012	(31,070,000)	(479,344)
						($693,559)

Total Return Trust
The Portfolio used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Portfolio and as a substitute for securities purchased.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Total Return Trust	EURIBOR Futures	49	Long	Dec 2014	$15,650,556	$13,380
	EURIBOR Futures	1	Long	Mar 2015	319,142	289
	Eurodollar Futures	121	Long	Dec 2014	30,085,137	11,713
	Eurodollar Futures	880	Long	Mar 2015	218,680,000	764,224
	Eurodollar Futures	1,583	Long	Jun 2015	393,078,688	689,311
	Eurodollar Futures	87	Long	Sep 2015	21,582,525	131,464
	U.S. Treasury 10-Year Bond Futures	2,605	Long	Dec 2012	347,726,797	1,732,065
	German Euro BUND Futures	52	Short	Dec 2012	(9,473,438)	(64,688)
						$3,277,758

Total Stock Market Index Trust
The Portfolio used futures contracts as a substitute for securities purchased.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Total Stock Market Index Trust	Russell 2000 Mini Index Futures	17	Long	Dec 2012	$1,418,480	$1,887
	S&P 500 Index Futures	30	Long	Dec 2012	10,756,500	105,714
	S&P MidCap 400 E-Mini Index Futures	11	Long	Dec 2012	1,085,150	(9,284)
						$98,317

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing the Portfolio’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table summarizes the contracts held at September 30, 2012 and details how the Portfolios used forward foreign currency contracts during the period ended September 30, 2012.

Core Allocation Plus Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies.
Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Core Allocation Plus Trust	Buys
	Brazilian Real	293,000	$144,292	Goldman Sachs International	10/2/2012	$238
	Brazilian Real	105,000	51,890	Standard Chartered Bank	10/2/2012	(96)
	Brazilian Real	188,000	92,597	UBS AG	10/2/2012	139
	Euro	165,000	214,060	Goldman Sachs International	10/31/2012	(1,966)
	Euro	2,828,000	3,690,979	Commonwealth Bank of Australia	12/21/2012	(53,781)
			$4,193,818			($55,466)

	Sells
	Brazilian Real	293,000	$142,413	Goldman Sachs International	10/2/2012	($2,118)
	Brazilian Real	105,000	51,709	Standard Chartered Bank	10/2/2012	(85)
	Brazilian Real	188,000	92,583	UBS AG	10/2/2012	(153)
	Brazilian Real	188,000	92,175	UBS AG	11/5/2012	(165)
	Euro	165,000	213,628	UBS AG	10/31/2012	1,535
	Mexican Peso	850,000	65,622	Royal Bank of Canada	12/19/2012	83
	Mexican Peso	850,000	65,503	UBS AG	12/19/2012	(35)
			$723,633			($938)

Global Bond Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currency and maintain diversity and liquidity of the Portfolio.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Global Bond Trust	Buys
	Australian Dollar	117,000	$121,902	BNP Paribas SA	10/11/2012	($624)
	Australian Dollar	1,046,000	1,095,664	Royal Bank of Canada	10/11/2012	(11,421)
	Australian Dollar	141,000	146,135	UBS AG	10/11/2012	20
	Australian Dollar	429,000	446,804	Westpac Banking Corp.	11/1/2012	(2,948)
	Brazilian Real	352,854	172,040	UBS AG	10/2/2012	2,016
	Canadian Dollar	9,977,000	10,206,075	Barclays Bank PLC	12/20/2012	(75,417)
	Canadian Dollar	794,000	812,268	BNP Paribas SA	12/20/2012	(6,039)
	Canadian Dollar	2,790,000	2,870,917	Citibank N.A.	12/20/2012	(37,947)
	Canadian Dollar	2,395,000	2,454,988	Deutsche Bank AG	12/20/2012	(23,102)
	Canadian Dollar	2,469,000	2,538,246	HSBC Bank USA	12/20/2012	(31,220)
	Canadian Dollar	2,790,000	2,873,326	JPMorgan Chase Bank	12/20/2012	(40,357)
	Canadian Dollar	2,285,000	2,341,201	Royal Bank of Canada	12/20/2012	(21,009)
	Chinese Yuan Renminbi	16,666,000	2,628,292	HSBC Bank USA	10/15/2012	22,391
	Chinese Yuan Renminbi	20,000,000	3,192,848	Deutsche Bank AG	8/5/2013	(76,485)
	Chinese Yuan Renminbi	45,000,000	7,219,637	Goldman Sachs International	8/5/2013	(207,820)
	Chinese Yuan Renminbi	14,000,000	2,225,755	The Royal Bank of Scotland PLC	8/5/2013	(44,301)
	Chinese Yuan Renminbi	15,000,000	2,389,867	UBS AG	8/5/2013	(52,594)
	Chinese Yuan Renminbi	6,596,140	1,084,000	Barclays Capital	4/25/2014	(69,445)
	Chinese Yuan Renminbi	12,873,275	2,114,000	Citibank N.A.	4/25/2014	(133,956)
	Chinese Yuan Renminbi	4,500,510	739,000	Goldman Sachs International	4/25/2014	(46,775)
	Chinese Yuan Renminbi	4,399,455	723,000	HSBC Bank USA	4/25/2014	(46,318)
	Chinese Yuan Renminbi	7,369,915	1,210,000	JPMorgan Chase Bank	4/25/2014	(76,430)
	Chinese Yuan Renminbi	7,499,972	1,229,000	The Royal Bank of Scotland PLC	4/25/2014	(75,426)
	Chinese Yuan Renminbi	8,792,825	1,445,000	UBS AG	4/25/2014	(92,572)
	Chinese Yuan Renminbi	4,482,200	730,000	Bank of America N.A.	9/8/2015	(51,240)
	Chinese Yuan Renminbi	8,950,800	1,468,946	Barclays Capital	9/8/2015	(113,486)
	Chinese Yuan Renminbi	32,283,693	5,336,196	Citibank N.A.	9/8/2015	(447,330)
	Chinese Yuan Renminbi	6,380,000	1,055,680	JPMorgan Chase Bank	9/8/2015	(89,527)
	Chinese Yuan Renminbi	4,368,300	710,000	Morgan Stanley & Company, Inc.	9/8/2015	(48,489)
	Danish Krone	16,308,000	2,735,829	Barclays Bank PLC	11/21/2012	78,000
	Danish Krone	16,307,000	2,737,130	Deutsche Bank AG	11/21/2012	76,526
	Euro	2,934,000	3,790,182	JPMorgan Chase Bank	10/2/2012	(19,846)
	Euro	5,531,000	7,252,994	Barclays Bank PLC	12/17/2012	(139,720)
	Euro	7,316,000	9,533,939	BNP Paribas SA	12/17/2012	(125,024)
	Euro	12,444,000	16,274,169	Citibank N.A.	12/17/2012	(270,268)
	Euro	6,492,000	8,404,356	JPMorgan Chase Bank	12/17/2012	(55,165)
	Euro	1,448,000	1,871,070	The Royal Bank of Scotland PLC	12/17/2012	(8,835)
	Indian Rupee	387,483	6,672	HSBC Bank USA	10/3/2012	675
	Japanese Yen	2,881,787,000	37,025,878	Credit Suisse International	10/18/2012	(93,845)
	Japanese Yen	1,856,331,000	23,844,971	JPMorgan Chase Bank	10/18/2012	(54,844)
	Japanese Yen	6,453,189,000	83,287,911	The Royal Bank of Scotland PLC	10/18/2012	(585,966)
	Japanese Yen	2,863,306,000	36,624,533	Barclays Bank PLC	10/29/2012	74,058
	Japanese Yen	188,521,000	2,413,628	Citibank N.A.	10/29/2012	2,619
	Japanese Yen	3,778,709,000	48,445,608	Credit Suisse International	10/29/2012	(14,425)
	Japanese Yen	2,554,214,000	32,692,265	Deutsche Bank AG	10/29/2012	44,737
	Japanese Yen	2,522,781,000	32,044,104	Goldman Sachs Capital Markets LP	10/29/2012	290,026
	Japanese Yen	23,772,000	306,294	JPMorgan Chase Bank	10/29/2012	(1,611)
	Malaysian Ringgit	52,873	17,253	UBS AG	10/16/2012	28
	Mexican Peso	92,019,824	6,885,650	HSBC Bank USA	10/18/2012	252,131
	Mexican Peso	205,627	15,330	Credit Suisse International	12/3/2012	549
	Mexican Peso	8,187,906	615,817	Deutsche Bank AG	12/3/2012	16,466
	Mexican Peso	18,377,878	1,424,000	Goldman Sachs Capital Markets LP	12/3/2012	(4,831)
	Mexican Peso	54,984,087	4,158,578	HSBC Bank USA	12/3/2012	87,379
	Mexican Peso	24,013,119	1,796,540	JPMorgan Chase Bank	12/3/2012	57,790
	Mexican Peso	20,331,194	1,528,815	Morgan Stanley & Company, Inc.	12/3/2012	41,192
	Mexican Peso	107,823,420	8,198,930	UBS AG	12/3/2012	127,364
	Philippine Peso	1,904,310	43,527	Citibank N.A.	10/31/2012	2,107
	Pound Sterling	12,731,000	20,243,652	BNP Paribas SA	12/12/2012	309,902
	Pound Sterling	205,000	330,748	The Royal Bank of Scotland PLC	12/12/2012	214
	Singapore Dollar	18,857	14,984	The Royal Bank of Scotland PLC	10/22/2012	381
	South African Rand	51,729,296	6,234,433	Barclays Bank PLC	10/26/2012	(39,265)
	South African Rand	20,559,371	2,489,000	HSBC Bank USA	10/26/2012	(26,783)
	South African Rand	605,681	73,000	JPMorgan Chase Bank	10/26/2012	(463)
	Swedish Krona	13,130,000	1,967,704	Barclays Bank PLC	11/21/2012	28,230
	Swedish Krona	13,131,000	1,971,511	UBS AG	11/21/2012	24,576
			$468,881,792			($1,823,792)

	Sells
	Australian Dollar	28,372,000	$29,265,718	Bank of America N.A.	10/11/2012	($143,610)
	Australian Dollar	508,000	520,966	Barclays Bank PLC	10/11/2012	(5,608)
	Australian Dollar	1,138,000	1,200,781	Citibank N.A.	10/11/2012	21,174
	Australian Dollar	240,000	248,336	Deutsche Bank AG	10/11/2012	(438)
	Australian Dollar	827,000	859,667	HSBC Bank USA	10/11/2012	2,430
	Australian Dollar	4,016,000	4,176,620	JPMorgan Chase Bank	10/11/2012	13,788
	Australian Dollar	3,786,000	3,942,381	UBS AG	10/11/2012	17,958
	Australian Dollar	429,000	445,994	Barclays Bank PLC	11/1/2012	2,138
	Brazilian Real	352,854	173,897	UBS AG	10/2/2012	(159)
	Brazilian Real	352,854	170,478	UBS AG	12/4/2012	(2,290)
	Canadian Dollar	153,000	155,404	Barclays Bank PLC	12/20/2012	48
	Canadian Dollar	7,383,000	7,555,137	BNP Paribas SA	12/20/2012	58,429
	Canadian Dollar	8,473,000	8,632,485	HSBC Bank USA	12/20/2012	28,990
	Canadian Dollar	4,454,000	4,559,990	JPMorgan Chase Bank	12/20/2012	37,393
	Chilean Peso	10,248,800	20,223	HSBC Bank USA	1/9/2013	(1,080)
	Chinese Yuan Renminbi	16,666,000	2,600,000	JPMorgan Chase Bank	10/15/2012	(50,683)
	Chinese Yuan Renminbi	4,560,703	723,347	Barclays Capital	2/1/2013	4,337
	Chinese Yuan Renminbi	61,840,506	9,646,000	Deutsche Bank AG	2/1/2013	(103,358)
	Chinese Yuan Renminbi	16,666,000	2,620,440	HSBC Bank USA	2/1/2013	(7,009)
	Chinese Yuan Renminbi	114,965,089	18,043,646	JPMorgan Chase Bank	2/1/2013	(80,977)
	Euro	2,934,000	3,804,880	Barclays Bank PLC	10/2/2012	34,544
	Euro	1,059,000	1,343,326	Citibank N.A.	11/20/2012	(18,207)
	Euro	1,287,000	1,618,724	Credit Suisse International	11/20/2012	(35,943)
	Euro	3,934,000	5,015,437	Deutsche Bank AG	11/20/2012	(42,419)
	Euro	1,588,000	2,001,364	UBS AG	11/20/2012	(40,292)
	Euro	13,449,000	17,016,616	Barclays Bank PLC	12/17/2012	(279,789)
	Euro	7,000,000	9,011,156	BNP Paribas SA	12/17/2012	8,640
	Euro	51,964,000	66,409,644	HSBC Bank USA	12/17/2012	(419,889)
	Euro	9,690,000	12,592,665	JPMorgan Chase Bank	12/17/2012	130,611
	Euro	15,097,000	19,335,299	The Royal Bank of Scotland PLC	12/17/2012	(80,555)
	Euro	5,560,000	7,154,883	UBS AG	12/17/2012	4,313
	Euro	1,177,000	1,487,610	Bank of America N.A.	5/20/2013	(28,634)
	Euro	3,934,000	5,044,175	Barclays Bank PLC	5/23/2013	(23,875)
	Euro	1,303,000	1,659,872	Credit Suisse International	5/23/2013	(18,742)
	Euro	1,454,000	1,840,241	UBS AG	5/23/2013	(32,902)
	Hong Kong Dollar	173,766	22,413	JPMorgan Chase Bank	11/6/2012	3
	Indian Rupee	387,483	6,970	HSBC Bank USA	10/3/2012	(376)
	Indonesian Rupiah	123,660,000	12,622	Morgan Stanley & Company, Inc.	1/30/2013	(98)
	Japanese Yen	320,423,000	4,112,037	Citibank N.A.	10/29/2012	5,220
	Malaysian Ringgit	52,873	16,454	UBS AG	10/16/2012	(826)
	Malaysian Ringgit	52,873	17,168	UBS AG	1/25/2013	1
	Mexican Peso	120,000,000	9,255,688	UBS AG	10/4/2012	(78,620)
	Mexican Peso	92,019,824	6,881,273	Barclays Bank PLC	10/18/2012	(256,507)
	Mexican Peso	94,908,017	7,145,881	HSBC Bank USA	10/18/2012	(215,930)
	Mexican Peso	8,700,102	666,000	Barclays Bank PLC	12/3/2012	(5,835)
	Mexican Peso	8,675,856	672,000	Citibank N.A.	12/3/2012	2,037
	Mexican Peso	30,798,629	2,384,810	Deutsche Bank AG	12/3/2012	6,492
	Mexican Peso	92,336,106	7,053,000	Goldman Sachs Capital Markets LP	12/3/2012	(77,339)
	Mexican Peso	52,536,485	4,039,000	HSBC Bank USA	12/3/2012	(17,950)
	Mexican Peso	288,732,545	22,266,000	Morgan Stanley & Company, Inc.	12/3/2012	(30,380)
	Mexican Peso	65,822,164	5,015,000	UBS AG	12/3/2012	(67,891)
	New Zealand Dollar	42,682,000	35,212,650	Bank of America N.A.	11/1/2012	(92,373)
	Pound Sterling	333,000	540,395	Barclays Bank PLC	12/12/2012	2,783
	Pound Sterling	496,000	805,627	BNP Paribas SA	12/12/2012	4,860
	Pound Sterling	1,467,000	2,376,885	HSBC Bank USA	12/12/2012	8,488
	Pound Sterling	559,000	904,956	JPMorgan Chase Bank	12/12/2012	2,478
	Pound Sterling	474,000	768,799	Royal Bank of Canada	12/12/2012	3,550
	Pound Sterling	1,219,000	1,969,416	The Royal Bank of Scotland PLC	12/12/2012	1,403
	South African Rand	5,830,995	706,000	Barclays Bank PLC	10/26/2012	7,672
	South African Rand	15,105,602	1,824,000	Citibank N.A.	10/26/2012	14,933
	South African Rand	22,241,996	2,690,000	Goldman Sachs Capital Markets LP	10/26/2012	26,269
	South African Rand	6,292,861	761,000	JPMorgan Chase Bank	10/26/2012	7,359
	South African Rand	22,300,679	2,694,000	Morgan Stanley & Company, Inc.	10/26/2012	23,242
	Taiwan Dollar	36,935	1,253	Barclays Capital	11/30/2012	(7)
			$371,718,699			($1,779,008)

Heritage Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Heritage Trust	Buys
	Euro	37,441	$48,167	UBS AG	10/31/2012	($40)
			$48,167			($40)

	Sells
	Euro	1,057,848	$1,368,813	UBS AG	10/31/2012	$9,040
			$1,368,813			$9,040

High Yield Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
High Yield Trust	Buys
	Euro	277,409	$344,971	Barclays Bank PLC	11/16/2012	$11,673
	Euro	623,847	773,031	Citibank N.A.	11/16/2012	29,003
			$1,118,002			$40,676

	Sells
	Euro	310,780	$392,712	JPMorgan Chase Bank	10/15/2012	($6,706)
	Euro	2,040,538	& 2,519,126	Citibank N.A.	10/25/2012	(103,658)
	Euro	222,443	275,277	Barclays Bank PLC	11/16/2012	(10,702)
	Euro	1,764,196	2,192,489	UBS AG	11/16/2012	(75,604)
			$5,379,604			($196,670)

International Core Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
International Core Trust	Buys
	Australian Dollar	1,709,210	$1,744,539	Mellon Bank N.A.	10/19/2012	$25,902
	Hong Kong Dollar	22,452,903	2,895,008	Barclays Bank PLC	10/19/2012	662
	Hong Kong Dollar	36,072,538	4,650,980	Brown Brothers Harriman & Company	10/19/2012	1,166
	Hong Kong Dollar	16,119,640	2,078,402	JPMorgan Chase Bank	10/19/2012	490
	Hong Kong Dollar	28,717,903	3,702,650	Morgan Stanley & Company International PLC	10/19/2012	995
	Hong Kong Dollar	27,382,382	3,530,641	State Street Bank & Trust Company	10/19/2012	767
	Pound Sterling	1,283,988	2,025,202	Bank of America N.A.	10/19/2012	48,068
	Pound Sterling	972,372	1,531,875	Brown Brothers Harriman & Company	10/19/2012	38,225
	Pound Sterling	4,213,301	6,641,806	Deutsche Bank AG	10/19/2012	161,460
	Pound Sterling	7,075,397	11,158,821	Mellon Bank N.A.	10/19/2012	265,905
	Pound Sterling	2,446,000	3,864,144	Morgan Stanley & Company International PLC	10/19/2012	85,440
	Pound Sterling	2,053,513	3,239,396	State Street Bank & Trust Company	10/19/2012	76,435
	Singapore Dollar	9,632,589	7,711,315	Bank of America N.A.	10/19/2012	137,821
	Singapore Dollar	1,681,803	1,344,851	Brown Brothers Harriman & Company	10/19/2012	25,570
	Singapore Dollar	3,633,545	2,909,303	Mellon Bank N.A.	10/19/2012	51,499
	Singapore Dollar	2,720,643	2,178,571	State Street Bank & Trust Company	10/19/2012	38,351
	Singapore Dollar	3,172,496	2,539,065	The Royal Bank of Scotland PLC	10/19/2012	46,050
	Swedish Krona	8,366,112	1,257,164	Bank of America N.A.	10/19/2012	15,826
	Swedish Krona	9,788,888	1,469,874	Barclays Bank PLC	10/19/2012	19,606
	Swedish Krona	39,986,561	6,010,631	Deutsche Bank AG	10/19/2012	73,734
	Swiss Franc	1,954,680	2,067,977	Brown Brothers Harriman & Company	10/19/2012	11,020
	Swiss Franc	3,909,361	4,139,627	JPMorgan Chase Bank	10/19/2012	18,365
	Swiss Franc	1,954,680	2,050,533	Morgan Stanley & Company International PLC	10/19/2012	28,464
			$80,742,375			$1,171,821

	Sells
	Australian Dollar	2,746,556	$2,868,833	Bank of America N.A.	10/19/2012	$23,884
	Australian Dollar	2,644,247	2,765,433	Mellon Bank N.A.	10/19/2012	26,458
	Australian Dollar	2,245,852	2,339,549	State Street Bank & Trust Company	10/19/2012	13,241
	Canadian Dollar	2,472,912	2,506,827	Bank of America N.A.	10/19/2012	(7,660)
	Canadian Dollar	5,231,941	5,300,691	Brown Brothers Harriman & Company	10/19/2012	(19,210)
	Canadian Dollar	3,483,809	3,530,983	Deutsche Bank AG	10/19/2012	(11,397)
	Canadian Dollar	3,145,812	3,188,474	Mellon Bank N.A.	10/19/2012	(10,226)
	Canadian Dollar	2,623,189	2,657,123	The Royal Bank of Scotland PLC	10/19/2012	(10,167)
	Euro	339,418	423,275	Bank of America N.A.	10/19/2012	(12,967)
	Euro	3,031,639	3,770,298	Brown Brothers Harriman & Company	10/19/2012	(126,157)
	Euro	2,051,955	2,583,791	Deutsche Bank AG	10/19/2012	(53,512)
	Euro	2,606,757	3,248,673	JPMorgan Chase Bank	10/19/2012	(101,696)
	Euro	1,977,081	2,549,980	Mellon Bank N.A.	10/19/2012	8,910
	Euro	2,522,858	3,151,176	Morgan Stanley & Company International PLC	10/19/2012	(91,362)
	Euro	2,392,380	2,977,188	The Royal Bank of Scotland PLC	10/19/2012	(97,651)
	Hong Kong Dollar	13,012,283	1,678,045	Brown Brothers Harriman & Company	10/19/2012	(103)
	Japanese Yen	289,120,969	3,657,411	Bank of America N.A.	10/19/2012	(47,899)
	Japanese Yen	127,362,310	1,603,988	Deutsche Bank AG	10/19/2012	(28,259)
	Japanese Yen	920,159,782	11,582,641	JPMorgan Chase Bank	10/19/2012	(209,923)
	Japanese Yen	62,590,951	803,883	Morgan Stanley & Company International PLC	10/19/2012	1,731
	Japanese Yen	303,914,000	3,831,058	State Street Bank & Trust Company	10/19/2012	(63,837)
	Singapore Dollar	3,918,147	3,152,651	Bank of America N.A.	10/19/2012	(40,059)
	Swiss Franc	2,623,251	2,798,681	JPMorgan Chase Bank	10/19/2012	8,593
			$72,970,652			($849,268)

Investment Quality Bond Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Investment Quality Bond Trust	Buys
	Brazilian Real	3,633,000	$1,789,126	Goldman Sachs International	10/2/2012	$2,957
	Brazilian Real	795,000	392,884	Standard Chartered Bank	10/2/2012	(727)
	Brazilian Real	2,838,000	1,397,823	UBS AG	10/2/2012	2,103
	Euro	1,175,000	1,524,363	Goldman Sachs International	10/31/2012	(14,001)
			$5,104,196			($9,668)

	Sells
	Brazilian Real	3,633,000	$1,765,821	Goldman Sachs International	10/2/2012	($26,262)
	Brazilian Real	795,000	391,510	Standard Chartered Bank	10/2/2012	(647)
	Brazilian Real	2,838,000	1,397,617	UBS AG	10/2/2012	(2,309)
	Brazilian Real	2,838,000	1,391,449	UBS AG	11/5/2012	(2,494)
	Euro	1,175,000	1,521,291	UBS AG	10/31/2012	10,929
	Mexican Peso	6,370,000	491,778	Royal Bank of Canada	12/19/2012	625
	Mexican Peso	6,370,000	490,887	UBS AG	12/19/2012	(266)
			$7,450,353			($20,424)

Mutual Shares Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and maintain diversity and liquidity of the Portfolio.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Mutual Shares Trust	Buys
	Euro	1,070,656	$1,383,523	Bank of America N.A.	1/17/2013	($6,084)
	Euro	159,665	206,439	Barclays Bank PLC	1/17/2013	(1,024)
	Euro	1,021,750	1,310,667	Credit Suisse International	1/17/2013	3,853
	Euro	1,236,597	1,557,926	Deutsche Bank AG	1/17/2013	33,004
	Euro	1,143,523	1,422,007	HSBC Bank USA	1/17/2013	49,178
	Euro	18,592	23,975	State Street Bank & Trust Company	1/17/2013	(56)
	Japanese Yen	1,742,300	22,239	Barclays Bank PLC	10/22/2012	90
	Japanese Yen	9,292,161	116,174	Deutsche Bank AG	10/22/2012	2,916
	Japanese Yen	12,623,030	158,841	HSBC Bank USA	10/22/2012	2,937
	Japanese Yen	3,118,120	39,713	Standard Chartered Bank	10/22/2012	249
	Pound Sterling	131,000	207,770	Bank of America N.A.	2/19/2013	3,674
	Pound Sterling	362,592	572,602	Credit Suisse International	2/19/2013	12,649
	Pound Sterling	666,800	1,067,511	Deutsche Bank AG	2/19/2013	8,755
	Pound Sterling	212,860	344,371	State Street Bank & Trust Company	2/19/2013	(799)
	Swiss Franc	4,366	4,679	Credit Suisse International	2/11/2013	(25)
	Swiss Franc	2,500	2,623	Credit Suisse International	2/11/2013	42
			$8,441,060			$109,359

	Sells
	Euro	1,652,461	$2,053,598	Bank of America N.A.	1/17/2013	($72,356)
	Euro	407,868	512,858	Barclays Bank PLC	1/17/2013	(11,880)
	Euro	1,243,292	1,547,337	Credit Suisse International	1/17/2013	(52,205)
	Euro	537,868	682,096	Deutsche Bank AG	1/17/2013	(9,892)
	Euro	27,732,215	34,028,670	HSBC Bank USA	1/17/2013	(1,649,876)
	Euro	80,411	100,069	Standard Chartered Bank	1/17/2013	(3,382)
	Japanese Yen	9,565,500	122,197	Credit Suisse International	10/22/2012	(395)
	Japanese Yen	8,943,759	114,554	Deutsche Bank AG	10/22/2012	(70)
	Japanese Yen	74,199,977	916,176	HSBC Bank USA	10/22/2012	(34,779)
	Pound Sterling	887,983	1,390,663	Bank of America N.A.	2/19/2013	(42,608)
	Pound Sterling	688,245	1,077,640	Barclays Bank PLC	2/19/2013	(33,239)
	Pound Sterling	222,849	348,072	Credit Suisse International	2/19/2013	(11,623)
	Pound Sterling	29,833,499	46,765,189	HSBC Bank USA	2/19/2013	(1,388,324)
	Swiss Franc	37,580	38,651	Bank of America N.A.	2/11/2013	(1,405)
	Swiss Franc	37,320	38,371	Barclays Bank PLC	2/11/2013	(1,408)
			$89,736,141			($3,313,442)

New Income Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
New Income Trust	Buys
	Canadian Dollar	6,470,000	$6,508,694	UBS AG	11/26/2012	$64,660
	Canadian Dollar	14,680,000	14,867,931	Royal Bank of Canada	12/5/2012	43,535
	Chinese Yuan Renminbi	90,985,000	14,310,318	Barclays Bank PLC	11/13/2012	126,819
	Euro	2,955,000	3,707,943	Barclays Bank PLC	10/23/2012	90,160
	Euro	3,910,000	5,040,694	Deutsche Bank AG	10/23/2012	(15,116)
	Euro	2,375,000	3,062,182	Deutsche Bank AG	11/6/2012	(9,138)
	Hong Kong Dollar	136,880,000	17,651,686	UBS AG	11/20/2012	1,598
	Indian Rupee	396,200,000	7,149,689	Deutsche Bank AG	3/18/2013	145,491
	Indian Rupee	407,770,000	7,352,109	JPMorgan Chase Bank	3/18/2013	156,108
	Malaysian Ringgit	44,640,000	14,326,059	Deutsche Bank AG	12/12/2012	206,137
	Mexican Peso	154,540,000	11,953,899	JPMorgan Chase Bank, N.A.	12/18/2012	(37,102)
	Norwegian Krone	46,785,000	7,653,633	Barclays Bank PLC	10/23/2012	506,719
	Norwegian Krone	82,280,000	13,510,119	Morgan Stanley & Company, Inc.	11/6/2012	834,022
	Pound Sterling	4,880,000	7,917,483	The Royal Bank of Scotland PLC	10/18/2012	(37,665)
	Russian Ruble	224,975,000	7,066,907	Credit Suisse	11/26/2012	81,601
	Russian Ruble	229,960,000	7,134,414	Morgan Stanley & Company, Inc.	11/26/2012	172,491
	South African Rand	16,185,000	1,940,322	Credit Suisse Securities, Ltd.	11/20/2012	(8,612)
	South Korean Won	8,209,095,000	7,177,978	Standard Chartered Bank	10/31/2012	206,999
			$158,332,060			$2,528,707

	Sells
	Australian Dollar	7,125,000	$7,235,687	Barclays Bank PLC	10/11/2012	($149,815)
	Australian Dollar	6,315,000	6,551,086	UBS AG	11/27/2012	31,994
	Australian Dollar	14,210,000	14,579,318	UBS AG	12/12/2012	(71,677)
	Brazilian Real	30,655,000	14,725,945	Credit Suisse	12/4/2012	(283,652)
	Brazilian Real	7,430,000	3,618,037	Goldman Sachs & Company	12/4/2012	(19,912)
	Chinese Yuan Renminbi	68,315,000	10,778,637	Citibank N.A.	11/13/2012	(61,315)
	Chinese Yuan Renminbi	22,670,000	3,568,955	Deutsche Bank AG	11/13/2012	(28,230)
	Euro	6,865,000	8,415,666	Barclays Bank PLC	10/23/2012	(408,014)
	Euro	27,380,000	33,855,370	Deutsche Bank AG	11/6/2012	(1,341,418)
	Euro	2,070,000	2,685,243	JPMorgan Chase Bank, N.A.	11/6/2012	24,274
	Hong Kong Dollar	109,285,000	14,094,161	Credit Suisse Securities, Ltd.	11/20/2012	(221)
	Hong Kong Dollar	27,595,000	3,559,910	Deutsche Bank AG	11/20/2012	1,009
	Japanese Yen	1,098,670,000	14,023,396	UBS AG	10/31/2012	(58,340)
	Japanese Yen	301,970,000	3,842,459	Barclays Bank PLC	11/27/2012	(28,759)
	Japanese Yen	823,055,000	10,526,117	The Royal Bank of Scotland PLC	12/12/2012	(27,321)
	Mexican Peso	66,200,000	5,105,661	JPMorgan Chase Bank, N.A.	12/18/2012	886
	Pound Sterling	4,880,000	7,626,684	UBS AG	10/18/2012	(253,134)
	Pound Sterling	8,545,000	13,521,958	UBS AG	11/29/2012	(273,944)
	South African Rand	16,185,000	1,943,537	Citibank N.A.	11/20/2012	11,827
	South Korean Won	8,209,095,000	7,216,153	Goldman Sachs & Company	10/31/2012	(168,825)
			$187,473,980			($3,104,587)

Real Return Bond Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Portfolio.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Real Return Bond Trust	Buys
	Australian Dollar	213,000	$218,673	Barclays Bank PLC	10/11/12	$2,114
	Australian Dollar	809,000	844,265	Citibank N.A.	10/11/12	(5,687)
	Australian Dollar	130,000	131,985	The Royal Bank of Scotland PLC	10/11/12	2,768
	Brazilian Real	710,046	346,195	UBS AG	10/2/12	4,056
	Brazilian Real	810,116	395,000	HSBC Bank USA	12/4/12	1,657
	Brazilian Real	215,113	105,000	UBS AG	12/4/12	326
	Chinese Yuan Renminbi	35,234	5,530	JPMorgan Chase Bank	2/1/13	25
	Euro	147,196	189,995	HSBC Bank USA	10/1/12	(841)
	Euro	69,000	89,717	Citibank N.A.	10/15/12	(1,037)
	Euro	189,000	232,381	Deutsche Bank AG	10/15/12	10,524
	Euro	54,000	69,944	JPMorgan Chase Bank	10/15/12	(543)
	Euro	162,000	200,705	Morgan Stanley & Company, Inc.	10/15/12	7,500
	Euro	96,000	125,422	Royal Bank of Canada	10/15/12	(2,041)
	Euro	2,042,000	2,646,983	The Royal Bank of Scotland PLC	10/15/12	(22,578)
	Euro	159,000	203,407	UBS AG	10/15/12	942
	Euro	147,000	189,107	Westpac Banking Corp.	10/15/12	(181)
	Mexican Peso	44,743	3,304	HSBC Bank USA	12/3/12	151
	Pound Sterling	133,000	211,947	Barclays Bank PLC	12/12/12	2,775
			$6,209,560			($70)

	Sells
	Australian Dollar	2,996,000	$3,090,374	Bank of America N.A.	10/11/12	($15,165)
	Brazilian Real	363,922	176,490	Barclays Capital	10/2/12	(3,025)
	Brazilian Real	171,142	82,866	Morgan Stanley & Company, Inc.	10/2/12	(1,555)
	Brazilian Real	174,981	86,005	UBS AG	10/2/12	(310)
	Brazilian Real	710,046	343,050	UBS AG	12/4/12	(4,609)
	Canadian Dollar	1,526,000	1,575,510	Citibank N.A.	12/20/12	26,008
	Canadian Dollar	1,374,000	1,406,967	Deutsche Bank AG	12/20/12	11,805
	Euro	147,000	189,080	Westpac Banking Corp.	10/1/12	178
	Euro	433,000	558,232	Deutsche Bank AG	10/15/12	1,735
	Euro	2,146,000	2,704,673	HSBC Bank USA	10/15/12	(53,395)
	Euro	2,784,000	3,430,128	UBS AG	10/15/12	(147,906)
	Euro	618,000	795,021	Westpac Banking Corp.	10/15/12	759
	Euro	889,200	1,153,470	Barclays Bank PLC	9/13/13	6,593
	Japanese Yen	560,000,000	7,141,035	Barclays Bank PLC	11/5/12	(36,822)
	Mexican Peso	2,367,405	177,960	Citibank N.A.	11/29/12	(4,925)
	Mexican Peso	1,940,976	145,998	UBS AG	11/29/12	(3,945)
	Mexican Peso	1,181,658	88,706	Credit Suisse International	12/13/12	(2,456)
	Pound Sterling	782,000	1,269,765	Barclays Bank PLC	12/12/12	7,265
	Pound Sterling	645,000	1,025,619	BNP Paribas SA	12/12/12	(15,701)
	Pound Sterling	25,000	40,252	Deutsche Bank AG	12/12/12	(109)
			$25,481,201			($235,580)

Strategic Allocation Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Portfolio.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Strategic Allocation Trust	Buys
	Euro	3,098,941	$3,899,351	Bank of Montreal	11/20/2012	$84,888
	Japanese Yen	361,944,300	4,613,224	Bank of Montreal	11/20/2012	26,595
	Japanese Yen	50,575,000	645,320	UBS AG	11/20/2012	3,009
	Pound Sterling	2,908,532	4,603,188	Bank of Montreal	11/20/2012	92,772
	Pound Sterling	398,335	633,580	UBS AG	11/20/2012	9,551
			$14,394,663			$216,815

	Sells
	Euro	17,017	$22,250	Bank of Montreal	11/20/2012	$372
	Japanese Yen	4,202,800	53,737	Bank of Montreal	11/20/2012	(139)
	Pound Sterling	17,325	28,145	Bank of Montreal	11/20/2012	173
			$104,132			$406

Strategic Income Opportunities Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Strategic Income Opportunities Trust	Buys
	Australian Dollar	2,915,000	$3,017,258	Bank of Montreal	11/20/2012	($6,251)
	Australian Dollar	3,563,971	3,699,402	Standard Chartered Bank	11/20/2012	(18,050)
	Australian Dollar	2,696,628	2,799,100	UBS AG	11/20/2012	(13,657)
	Australian Dollar	2,920,000	3,039,662	UBS AG	11/20/2012	(23,490)
	Canadian Dollar	11,603,138	11,733,141	State Street Bank & Trust Company	11/20/2012	56,921
	Canadian Dollar	7,085,000	7,201,228	Toronto Dominion Bank	11/20/2012	(2,090)
	Euro	34,209,769	43,200,001	Bank of Montreal	11/20/2012	782,738
	Euro	2,850,000	3,695,736	Royal Bank of Canada	11/20/2012	(31,554)
	Euro	5,715,000	7,358,348	Toronto Dominion Bank	11/20/2012	(10,700)
	Japanese Yen	226,013,962	2,857,500	State Street Bank & Trust Company	11/20/2012	39,808
	Mexican Peso	193,278,393	14,546,976	Bank of Nova Scotia	11/20/2012	397,091
	New Zealand Dollar	2,915,000	2,410,326	Bank of Montreal	11/20/2012	(2,181)
	Pound Sterling	5,820,571	9,242,200	Canadian Imperial Bank of Commerce	11/20/2012	155,382
	Pound Sterling	4,604,671	7,271,123	State Street Bank & Trust Company	11/20/2012	163,333
	Singapore Dollar	3,682,016	2,935,000	HSBC Bank USA	11/20/2012	65,308
	Singapore Dollar	5,663,550	4,594,389	Toronto Dominion Bank	11/20/2012	20,581
			$129,601,390			$1,573,189

	Sells
	Australian Dollar	17,256,689	$17,791,474	Bank of Nova Scotia	11/20/2012	($33,575)
	Euro	5,715,000	7,202,100	Bank of Montreal	11/20/2012	(145,548)
	Euro	7,320,000	9,242,200	Canadian Imperial Bank of Commerce	11/20/2012	(168,961)
	Euro	2,935,000	3,699,402	Standard Chartered Bank	11/20/2012	(74,062)
	Euro	5,790,000	7,271,123	State Street Bank & Trust Company	11/20/2012	(172,952)
	Euro	5,715,000	7,202,386	Toronto Dominion Bank	11/20/2012	(145,263)
	Japanese Yen	932,221,184	11,881,786	Bank of Montreal	11/20/2012	(68,499)
	Japanese Yen	446,392,935	5,715,000	State Street Bank & Trust Company	11/20/2012	(7,379)
	Japanese Yen	223,506,530	2,855,000	UBS AG	11/20/2012	(10,164)
	New Zealand Dollar	12,488,122	9,998,865	Bank of Nova Scotia	11/20/2012	(317,846)
	Norwegian Krone	43,356,558	7,427,667	State Street Bank & Trust Company	11/20/2012	(126,766)
	Pound Sterling	59,366,621	93,956,582	Bank of Montreal	11/20/2012	(1,893,582)
	Pound Sterling	2,282,508	3,695,736	Royal Bank of Canada	11/20/2012	10,521
	Pound Sterling	1,760,000	2,799,100	UBS AG	11/20/2012	(42,501)
	Singapore Dollar	3,669,591	2,930,000	HSBC Bank USA	11/20/2012	(60,183)
	Singapore Dollar	1,099,762	880,000	Standard Chartered Bank	11/20/2012	(16,147)
	Singapore Dollar	23,566,563	18,808,262	State Street Bank & Trust Company	11/20/2012	(395,065)
	Swedish Krona	50,309,010	7,596,106	State Street Bank & Trust Company	11/20/2012	(51,759)
	Swiss Franc	18,462,139	19,345,858	Bank of Nova Scotia	11/20/2012	(301,984)
			$240,298,647			($4,021,715)

Total Return Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Portfolio.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Total Return Trust	Buys
	Brazilian Real	3,106,101	$1,514,433	UBS AG	10/2/2012	$17,742
	Brazilian Real	5,931,370	2,900,000	Barclays Capital	12/4/2012	4,175
	Brazilian Real	18,221,460	8,900,000	Morgan Stanley & Company, Inc.	12/4/2012	21,767
	Brazilian Real	6,754,200	3,300,000	UBS AG	12/4/2012	7,056
	Canadian Dollar	225,000	230,166	Barclays Bank PLC	12/20/2012	(1,701)
	Canadian Dollar	8,018,000	8,193,873	Citibank N.A.	12/20/2012	(52,386)
	Chinese Yuan Renminbi	85,222,925	13,400,884	Citibank N.A.	10/15/2012	153,594
	Chinese Yuan Renminbi	14,519,900	2,300,000	Citibank N.A.	2/1/2013	(10,890)
	Chinese Yuan Renminbi	7,572,000	1,200,000	Goldman Sachs International	2/1/2013	(6,249)
	Euro	6,560,000	8,508,189	The Royal Bank of Scotland PLC	12/17/2012	(71,546)
	Mexican Peso	358,312	26,949	Deutsche Bank AG	12/3/2012	721
	Mexican Peso	23,845,400	1,800,000	Goldman Sachs Capital Markets LP	12/3/2012	41,379
	Mexican Peso	313,517	23,148	JPMorgan Chase Bank	12/3/2012	1,062
	Mexican Peso	46,909,043	3,531,219	Morgan Stanley & Company, Inc.	12/3/2012	91,171
	Mexican Peso	2,012,570	148,740	UBS AG	12/3/2012	6,674
			$55,977,601			$202,569

	Sells
	Brazilian Real	3,106,101	$1,530,778	UBS AG	10/2/2012	($1,397)
	Brazilian Real	3,106,101	1,500,677	UBS AG	12/4/2012	(20,162)
	Canadian Dollar	15,372,000	15,870,738	Citibank N.A.	12/20/2012	261,990
	Canadian Dollar	60,103,000	61,545,048	Deutsche Bank AG	12/20/2012	516,385
	Canadian Dollar	51,375,000	52,742,075	HSBC Bank USA	12/20/2012	575,834
	Chinese Yuan Renminbi	85,222,925	13,497,454	UBS AG	10/15/2012	(57,024)
	Chinese Yuan Renminbi	3,792,000	600,856	Barclays Capital	2/1/2013	3,034
	Chinese Yuan Renminbi	4,406,500	700,000	Credit Suisse International	2/1/2013	5,301
	Chinese Yuan Renminbi	13,893,400	2,200,000	UBS AG	2/1/2013	9,660
	Euro	16,747,000	21,786,961	Barclays Bank PLC	12/17/2012	249,085
	Euro	18,988,000	24,458,511	Citibank N.A.	12/17/2012	38,544
	Euro	14,693,000	18,523,171	HSBC Bank USA	12/17/2012	(373,109)
	Euro	13,978,000	18,116,397	JPMorgan Chase Bank	12/17/2012	139,659
	Euro	3,799,000	4,966,224	Royal Bank of Canada	12/17/2012	80,430
	Euro	30,698,000	39,276,543	UBS AG	12/17/2012	(203,347)
	Euro	20,600,000	26,519,101	Westpac Banking Corp.	12/17/2012	25,983
	Euro	11,900,000	14,609,273	UBS AG	1/31/2013	(702,841)
	Euro	3,300,000	4,154,390	UBS AG	2/28/2013	(93,110)
	Euro	2,458,128	3,235,757	BNP Paribas SA	6/21/2013	68,063
	Euro	2,600,000	3,281,785	BNP Paribas SA	8/14/2013	(70,614)
	Euro	6,000,000	7,538,400	Bank of America N.A.	9/4/2013	(199,591)
	Euro	9,800,000	12,371,226	UBS AG	9/4/2013	(267,492)
	Euro	3,789,458	4,977,358	UBS AG	9/20/2013	89,415
	Euro	1,400,000	1,768,746	BNP Paribas SA	4/1/2014	(40,490)
	Euro	1,000,000	1,267,350	Citibank N.A.	4/1/2014	(24,962)
	Euro	2,000,000	2,529,060	BNP Paribas SA	6/2/2014	(57,124)
	Euro	1,600,000	2,028,800	Credit Suisse International	6/2/2014	(40,147)
	Euro	1,400,000	1,771,000	BNP Paribas SA	7/1/2014	(39,840)
	Euro	900,000	1,139,040	BNP Paribas SA	8/1/2014	(25,423)
	Japanese Yen	2,220,000,000	28,291,355	BNP Paribas SA	10/22/2012	(160,394)
	Japanese Yen	6,720,000,000	85,996,502	UBS AG	10/22/2012	(127,710)
	Japanese Yen	1,970,000,000	25,222,618	Bank of America N.A.	10/29/2012	(26,595)
	Japanese Yen	773,520,000	9,910,507	Citibank N.A.	10/29/2012	(3,591)
	Japanese Yen	1,580,000,000	20,213,651	The Royal Bank of Scotland PLC	10/29/2012	(36,988)
	Japanese Yen	316,480,000	4,056,406	UBS AG	10/29/2012	126
	Japanese Yen	5,030,000,000	63,979,771	JPMorgan Chase Bank	11/5/2012	(492,768)
	Japanese Yen	1,148,859,000	14,660,145	Barclays Bank PLC	12/10/2012	(70,388)
	Mexican Peso	73,542,710	5,505,312	HSBC Bank USA	10/4/2012	(215,274)
	Mexican Peso	50,196,919	3,736,558	HSBC Bank USA	10/11/2012	(159,779)
	Mexican Peso	257,102,456	19,144,889	Citibank N.A.	10/18/2012	(797,997)
	Mexican Peso	431,993,270	32,433,551	HSBC Bank USA	10/18/2012	(1,075,240)
	Mexican Peso	195,247,730	14,549,336	HSBC Bank USA	10/25/2012	(585,242)
	Mexican Peso	174,562,885	13,024,165	HSBC Bank USA	11/1/2012	(497,776)
	Mexican Peso	69,169,512	5,138,894	JPMorgan Chase Bank	11/1/2012	(219,095)
	Mexican Peso	174,567,250	13,020,605	UBS AG	11/1/2012	(501,674)
	Mexican Peso	66,020,695	4,904,044	Deutsche Bank AG	11/15/2012	(203,076)
	Mexican Peso	110,761,336	8,167,517	HSBC Bank USA	11/15/2012	(400,576)
	Mexican Peso	98,696,995	7,290,744	Deutsche Bank AG	11/29/2012	(333,745)
	Mexican Peso	254,056,826	18,375,693	HSBC Bank USA	11/29/2012	(1,250,572)
	Mexican Peso	67,059,270	5,036,181	JPMorgan Chase Bank	11/29/2012	(144,247)
	Mexican Peso	135,428,588	9,900,836	HSBC Bank USA	12/3/2012	(557,172)
	Mexican Peso	8,819,200	640,000	UBS AG	12/3/2012	(41,032)
	Pound Sterling	600,000	971,330	JPMorgan Chase Bank	12/12/2012	2,660
			$778,677,329			($8,051,435)

Utilities Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Utilities Trust	Buys
	Brazilian Real	4,250,820	$2,093,381	JPMorgan Chase Bank	10/2/12	$3,459
	Brazilian Real	4,250,820	2,088,855	UBS AG	10/2/12	7,986
	Euro	410,446	526,446	Barclays Bank PLC	10/12/12	1,048
	Euro	248,720	321,358	Citibank N.A.	10/12/12	(1,708)
	Euro	236,568	303,584	Credit Suisse	10/12/12	448
	Euro	337,950	436,319	Deutsche Bank AG	10/12/12	(1,994)
	Euro	188,872	239,925	Merrill Lynch International Bank, Ltd.	10/12/12	2,809
	Euro	503,519	619,441	UBS AG	10/12/12	27,669
	Euro	40,865	53,416	Westpac Banking Corp.	10/12/12	(898)
	Pound Sterling	91,489	148,345	Merrill Lynch International Bank, Ltd.	10/12/12	(613)
			$6,831,070			$38,206

	Sells
	Brazilian Real	4,250,820	$2,074,279	JPMorgan Chase Bank	10/2/12	($22,562)
	Brazilian Real	4,250,820	2,093,381	UBS AG	10/2/12	(3,459)
	Brazilian Real	4,250,820	2,071,146	UBS AG	12/4/12	(10,182)
	Euro	11,869	14,694	Bank of America Merrill Lynch	10/12/12	(559)
	Euro	84,015	106,078	Barclays Bank PLC	10/12/12	(1,897)
	Euro	45,097	56,535	Citibank N.A.	10/12/12	(1,423)
	Euro	3,730,745	4,582,539	Credit Suisse	10/12/12	(212,123)
	Euro	1,800,879	2,259,774	Deutsche Bank AG	10/12/12	(54,671)
	Euro	81,743	100,572	Goldman Sachs International	10/12/12	(4,482)
	Euro	2,918,146	3,581,463	JPMorgan Chase Bank	10/12/12	(168,866)
	Euro	36,270	46,402	Merrill Lynch International Bank, Ltd.	10/12/12	(211)
	Euro	56,947	70,001	UBS AG	10/12/12	(3,186)
	Euro	50,330	65,789	Westpac Banking Corp.	10/12/12	1,105
	Euro	7,004,365	9,039,098	UBS AG	12/17/12	30,969
	Pound Sterling	2,693,373	4,183,449	Barclays Bank PLC	10/12/12	(165,668)
	Pound Sterling	81,905	129,716	Citibank N.A.	10/12/12	(2,540)
	Pound Sterling	2,629,530	4,080,609	Deutsche Bank AG	10/12/12	(165,418)
	Pound Sterling	860,000	1,332,273	JPMorgan Chase Bank	10/12/12	(56,410)
			$35,887,798			($841,583)

Options. There are two types of options, a put option and a call option. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a Portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a Portfolio’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values.

Options are traded either over-the-counter or on an exchange. When a Portfolio purchases an option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When a Portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended September 30, 2012, the Global Bond Trust purchased options to manage against anticipated currency exchange rates, manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio. Health Sciences Trust purchased options to manage against anticipated changes in securities markets and to gain exposure to certain securities. High Yield Trust purchased options to manage against potential credit events. Real Return Bond Trust purchased options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio. Strategic Income Opportunities Trust purchased options to manage against anticipated currency exchange rates.

The following tables summarize the Portfolios’ written options activities during the period ended September 30, 2012 and the contracts held at September 30, 2012.

	Number of Contracts	Premium Received
Capital Appreciation Value Trust
Outstanding, beginning of period	6,861	$850,611
Options written	10,799	1,454,513
Option closed	(2,837)	(297,458)
Options exercised	(3,963)	(572,318)
Options expired	(3,088)	(376,524)
Outstanding, end of period	7,772	$1,058,824

Global Bond Trust
Outstanding, beginning of period	260,900,000	$2,012,742
Options written	280,761,167	5,502,455
Option closed	(261,259,117)	(2,350,373)
Options exercised	(807)	(544,399)
Options expired	(1,243)	(871,127)
Outstanding, end of period	280,400,000	$3,749,298

Health Sciences Trust
Outstanding, beginning of period	5,691	$3,462,463
Options written	6,096	3,510,362
Option closed	(3,020)	(1,883,515)
Options exercised	(489)	(328,590)
Options expired	(3,308)	(1,679,304)
Outstanding, end of period	4,970	$3,081,416

High Yield Trust
Outstanding, beginning of period	-	-
Options written	139,795,400	$1,485,175
Option closed	(47,324,800)	(892,226)
Options exercised	-	-
Options expired	(66,928,600)	(486,742)
Outstanding, end of period	25,542,000	$106,207

Mutual Shares Trust
Outstanding, beginning of period	14	$28,350
Options written	246	22,775
Option closed	(14)	(28,350)
Options exercised	-	-
Options expired	(30)	(3,851)
Outstanding, end of period	216	$18,924

Real Return Bond Trust
Outstanding, beginning of period	43,400,000	$261,201
Options written	24,100,008	231,369
Option closed	(32,600,008)	(279,979)
Options exercised	-	-
Options expired	-	-
Outstanding, end of period	34,900,000	$212,591

Strategic Income Opportunities Trust
Outstanding, beginning of period	-	-
Options written	10,395,000	$62,318
Option closed	-	-
Options exercised	(10,395,000)	(62,318)
Options expired	-	-
Outstanding, end of period	-	-

Total Return Trust
Outstanding, beginning of period	1,625,100,508	$13,459,034
Options written	1,213,200,968	5,741,389
Option closed	(1,766,101,476)	(14,766,730)
Options exercised	-	-
Options expired	-	-
Outstanding, end of period	1,072,200,000	$4,433,693

Options on Securities

Capital Appreciation Value Trust
The Portfolio used written options to gain exposure to certain securities.
Portfolio	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Capital Appreciation Value Trust	Calls
Accenture PLC, Class A	$65.00	Jan 2013	44	$18,218	($26,840)
AT&T, Inc.	32.00	Jan 2013	591	42,825	(336,870)
AT&T, Inc.	30.00	Jan 2013	7	1,077	(5,390)
AT&T, Inc.	35.00	Jan 2013	330	29,977	(92,895)
AT&T, Inc.	34.00	Jan 2013	330	43,173	(123,750)
Cisco Systems, Inc.	22.00	Jan 2013	366	30,780	(5,856)
Cisco Systems, Inc.	17.50	Jan 2013	606	54,310	(119,382)
EOG Resources, Inc.	110.00	Jan 2013	13	12,051	(11,863)
EOG Resources, Inc.	115.00	Jan 2013	13	9,516	(8,547)
Express Scripts, Inc.	60.00	Jan 2013	4	1,196	(1,980)
Ingersoll-Rand PLC	40.00	Jan 2013	225	72,150	(132,750)
JPMorgan Chase & Company	50.00	Jan 2013	518	99,285	(4,144)
Microsoft Corp.	30.00	Jan 2013	294	43,805	(34,986)
PepsiCo, Inc.	72.50	Jan 2013	198	26,041	(19,404)
PepsiCo, Inc.	70.00	Jan 2013	39	9,718	(8,482)
Pfizer, Inc.	22.50	Jan 2013	2,092	243,404	(514,632)
Philip Morris International	90.00	Jan 2013	64	8,214	(19,328)
Philip Morris International	85.00	Jan 2013	63	15,473	(39,690)
Texas Instruments, Inc.	40.00	Jan 2013	148	12,584	(222)
The Procter & Gamble Company	70.00	Jan 2013	106	19,098	(14,681)
The Procter & Gamble Company	65.00	Jan 2013	515	67,048	(243,338)
The Procter & Gamble Company	67.50	Jan 2013	100	12,396	(27,850)
The Walt Disney Company	47.00	Oct 2012	109	12,577	(57,770)
The Walt Disney Company	45.00	Oct 2012	113	22,861	(82,490)
The Walt Disney Company	46.00	Oct 2012	113	17,361	(71,190)
The Walt Disney Company	50.00	Jan 2013	202	36,740	(68,680)
The Walt Disney Company	45.00	Jan 2013	115	28,938	(87,400)
The Walt Disney Company	46.00	Jan 2013	115	25,312	(76,475)
The Walt Disney Company	47.00	Jan 2013	115	20,673	(66,700)
The Walt Disney Company	55.00	Jan 2013	224	22,023	(20,720)
				7,772	$1,058,824	($2,324,305)

Health Sciences Trust
The Portfolio used written options to manage against anticipated changes in securities and to gain exposure to certain securities.
Portfolio	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Health Sciences Trust	Calls
	Alexion Pharmaceuticals, Inc.	$115.00	Jan 2013	19	$9,063	($18,145)
	Alexion Pharmaceuticals, Inc.	100.00	Jan 2013	21	12,577	(40,215)
	Allergan, Inc.	105.00	Jan 2013	11	3,322	(412)
	AmerisourceBergen Corp.	40.00	Nov 2012	33	3,531	(1,980)
	Amgen, Inc.	75.00	Jan 2013	22	4,950	(22,275)
	Amgen, Inc.	80.00	Jan 2013	33	4,226	(20,130)
	Amgen, Inc.	85.00	Jan 2013	31	4,557	(9,610)
	Auxilium Pharmaceuticals, Inc.	25.00	Dec 2012	42	7,434	(7,350)
	Biogen Idec, Inc.	135.00	Jan 2013	23	18,561	(40,135)
	Catamaran Corp.	95.00	Oct 2012	12	1,524	(5,160)
	Catamaran Corp.	110.00	Oct 2012	42	7,224	(525)
	Celgene Corp.	70.00	Oct 2012	32	9,728	(21,440)
	Celgene Corp.	75.00	Jan 2013	61	13,603	(32,025)
	Celgene Corp.	85.00	Jan 2013	54	13,399	(6,750)
	Celgene Corp.	90.00	Jan 2013	76	18,087	(3,952)
	Centene Corp.	45.00	Dec 2012	4	671	(440)
	Covidien PLC	57.50	Jan 2013	42	5,754	(14,700)
	Davita, Inc.	110.00	Jan 2013	21	3,629	(5,145)
	Eli Lilly & Company	45.00	Jan 2013	22	4,444	(7,260)
	Express Scripts, Inc.	65.00	Jan 2013	32	7,681	(7,312)
	Express Scripts Holding Company	67.50	Jan 2013	20	3,240	(2,800)
	Express Scripts Holding Company	70.00	Jan 2013	30	3,763	(2,400)
	Henry Schein, Inc.	80.00	Oct 2012	21	5,292	(2,520)
	Hospira, Inc.	35.00	Nov 2012	40	5,730	(2,300)
	Hospira, Inc.	35.00	Jan 2013	40	6,880	(4,400)
	Incyte Corp.	25.00	Dec 2012	44	5,808	(440)
	Insulet Corp.	22.50	Dec 2012	41	5,156	(4,305)
	Intuitive Surgical, Inc.	550.00	Jan 2013	5	14,985	(5,575)
	McKesson Corp.	95.00	Jan 2013	35	7,361	(1,925)
	McKesson Corp.	100.00	Jan 2013	11	3,239	(165)
	Merck & Company, Inc.	40.00	Jan 2013	42	5,418	(22,575)
	Monsanto Company	90.00	Jan 2013	12	5,424	(6,120)
	Pharmacyclics, Inc.	80.00	Jan 2013	20	10,617	(6,700)
	Pharmacyclics, Inc.	75.00	Feb 2013	49	23,468	(26,215)
	Pharmacyclics, Inc.	85.00	Feb 2013	20	9,490	(6,300)
	Regeneron Pharmaceuticals, Inc.	150.00	Jan 2013	21	16,443	(28,665)
	Regeneron Pharmaceuticals, Inc.	135.00	Jan 2013	35	39,563	(81,375)
	Regeneron Pharmaceuticals, Inc.	170.00	Jan 2013	21	13,406	(10,920)
	Regeneron Pharmaceuticals, Inc.	160.00	Jan 2013	21	17,887	(17,430)
	UnitedHealth Group, Inc.	65.00	Jan 2013	71	10,082	(2,201)
	Valeant Pharmaceuticals International, Inc.	62.50	Nov 2012	59	7,339	(6,343)
	Valeant Pharmaceuticals International, Inc.	65.00	Jan 2013	85	32,719	(13,813)
	Valeant Pharmaceuticals International, Inc.	65.00	Apr 2013	59	26,122	(17,847)
	Vertex Pharmaceuticals, Inc.	70.00	Jan 2013	62	22,598	(8,525)
	Vertex Pharmaceuticals, Inc.	65.00	Jan 2013	62	12,425	(14,415)
	Zimmer Holdings, Inc.	65.00	Jan 2013	24	5,268	(10,920)
	Zimmer Holdings, Inc.	70.00	Jan 2013	61	9,629	(11,285)
				1,644	$483,317	($583,440)
	Puts
	Abbott Laboratories	$62.50	Jan 2013	46	$27,231	($3,128)
	Agilent Technologies, Inc.	45.00	Jan 2013	9	8,388	(6,210)
	Alexion Pharmaceuticals, Inc.	95.00	Jan 2013	8	11,336	(2,400)
	Alexion Pharmaceuticals, Inc.	110.00	Jan 2013	10	8,764	(7,650)
	Alexion Pharmaceuticals, Inc.	115.00	Jan 2013	10	11,220	(9,950)
	Allergan, Inc.	90.00	Jan 2013	24	18,898	(7,680)
	AMERIGROUP Corp.	70.00	Jan 2013	14	15,480	(70)
	Amgen, Inc.	85.00	Jan 2013	30	21,279	(12,225)
	Baxter International, Inc.	65.00	Jan 2013	19	30,342	(10,878)
	Baxter International, Inc.	60.00	Jan 2013	19	18,752	(4,788)
	Biogen Idec, Inc.	145.00	Jan 2013	21	41,183	(13,650)
	Biogen Idec, Inc.	115.00	Jan 2013	33	47,131	(2,062)
	Biogen Idec, Inc.	120.00	Jan 2013	25	45,156	(2,438)
	Biogen Idec, Inc.	135.00	Jan 2013	44	76,866	(14,520)
	Biogen Idec, Inc.	140.00	Jan 2013	45	76,563	(20,925)
	Bristol-Myers Squibb Company	34.00	Jan 2013	51	12,220	(8,543)
	Bristol-Myers Squibb Company	35.00	Jan 2013	105	34,986	(24,570)
	Catamaran Corp.	105.00	Oct 2012	12	16,923	(9,060)
	Catamaran Corp.	70.00	Oct 2012	23	21,091	(460)
	Celgene Corp.	60.00	Jan 2013	10	5,720	(820)
	Celgene Corp.	70.00	Jan 2013	8	6,106	(1,800)
	Celgene Corp.	72.50	Jan 2013	8	7,206	(2,347)
	Centene Corp.	32.50	Dec 2012	21	12,332	(2,887)
	Cerner Corp.	80.00	Jan 2013	11	8,638	(7,040)
	Cerner Corp.	85.00	Jan 2013	11	11,735	(10,560)
	Cooper Companies, Inc.	100.00	Feb 2013	39	37,957	(36,855)
	CVS Caremark Corp.	45.00	Jan 2013	96	51,915	(8,496)
	CVS Caremark Corp.	50.00	Jan 2013	110	73,797	(31,955)
	Edwards Lifesciences Corp.	105.00	Jan 2013	10	11,250	(5,850)
	Edwards Lifesciences Corp.	100.00	Jan 2013	10	8,270	(3,900)
	Edwards Lifesciences Corp.	70.00	Jan 2013	14	12,188	(490)
	Edwards Lifesciences Corp.	115.00	Feb 2013	20	25,161	(24,400)
	Eli Lilly & Company	40.00	Jan 2013	127	38,485	(4,318)
	Eli Lilly & Company	48.00	Apr 2013	80	39,905	(27,400)
	Express Scripts, Inc.	55.00	Jan 2013	24	21,052	(2,400)
	Express Scripts, Inc.	50.00	Jan 2013	14	9,128	(595)
	Express Scripts, Inc.	57.50	Jan 2013	23	18,560	(3,496)
	Express Scripts Holding Company	65.00	Feb 2013	30	18,959	(15,675)
	Forest Laboratories, Inc.	40.00	Jan 2013	95	56,239	(48,450)
	Forest Laboratories, Inc.	35.00	Jan 2013	23	10,856	(3,852)
	Forest Laboratories, Inc.	42.00	Feb 2013	51	37,478	(34,680)
	Gilead Sciences, Inc.	60.00	Jan 2013	18	17,522	(3,366)
	Gilead Sciences, Inc.	55.00	Jan 2013	18	12,096	(1,647)
	Gilead Sciences, Inc.	35.00	Jan 2013	15	7,380	(90)
	Gilead Sciences, Inc.	70.00	Feb 2013	10	8,670	(6,725)
	Gilead Sciences, Inc.	70.00	Jan 2014	10	11,870	(10,325)
	HCA Holdings, Inc.	37.00	Mar 2013	29	15,291	(15,225)
	Hospira, Inc.	97.50	Jan 2013	32	48,233	(86,720)
	Hospira, Inc.	85.00	Jan 2013	24	30,111	(37,320)
	Impax Laboratories, Inc.	25.00	Mar 2013	20	6,140	(4,100)
	Incyte Corp.	20.00	Dec 2012	16	4,592	(4,760)
	Intermune, Inc.	20.00	Jan 2013	20	13,571	(22,000)
	Intuitive Surgical, Inc.	500.00	Jan 2013	4	19,897	(12,880)
	Intuitive Surgical, Inc.	400.00	Jan 2013	3	11,991	(1,440)
	Johnson & Johnson	67.50	Jan 2013	32	21,343	(4,144)
	Johnson & Johnson	70.00	Jan 2013	69	57,227	(17,767)
	Medicines Company	25.00	Jan 2013	1	477	(222)
	Medicis Pharmaceutical Corp., Class A	45.00	Oct 2012	43	33,341	(10,535)
	Medicis Pharmaceutical Corp., Class A	38.00	Jan 2013	10	4,738	(2,450)
	Medivation, Inc.	25.00	Jan 2013	8	9,888	(2,248)
	Medivation, Inc.	27.50	Jan 2014	68	78,811	(72,760)
	Mednax, Inc.	70.00	Nov 2012	9	7,207	(1,710)
	Medtronic, Inc.	40.00	Jan 2013	45	23,040	(4,230)
	Merck & Company, Inc.	45.00	Jan 2013	48	40,055	(8,328)
	Merck & Company, Inc.	46.00	Jan 2013	21	11,378	(4,788)
	Monsanto Company	75.00	Jan 2013	11	8,077	(968)
	Monsanto Company	90.00	Jan 2013	14	10,568	(6,510)
	Monsanto Company	80.00	Jan 2013	16	26,591	(2,504)
	Nuance Communications, Inc.	30.00	Jan 2013	35	21,598	(19,600)
	Nuance Communications, Inc.	25.00	Jan 2013	13	4,841	(2,795)
	Nuance Communications, Inc.	25.00	Jan 2014	9	6,363	(4,230)
	ONYX Pharmaceuticals, Inc.	70.00	Jan 2013	31	30,906	(9,145)
	ONYX Pharmaceuticals, Inc.	75.00	Jan 2013	31	42,400	(13,795)
	ONYX Pharmaceuticals, Inc.	75.00	Feb 2013	20	18,840	(10,600)
	ONYX Pharmaceuticals, Inc.	90.00	Jan 2014	21	34,805	(34,545)
	ONYX Pharmaceuticals, Inc.	75.00	Jan 2014	17	23,648	(15,385)
	Pfizer, Inc.	22.50	Jan 2013	146	39,275	(3,504)
	Pfizer, Inc.	27.00	Jan 2013	220	119,521	(54,670)
	Pfizer, Inc.	25.00	Jan 2013	194	85,746	(20,176)
	Pharmacyclics, Inc.	60.00	Jan 2013	10	6,470	(6,000)
	Pharmacyclics, Inc.	65.00	Feb 2013	10	9,670	(9,300)
	Quest Diagnostics, Inc.	60.00	Nov 2012	13	7,127	(1,073)
	Quest Diagnostics, Inc.	65.00	Feb 2013	28	19,376	(12,180)
	Regeneron Pharmaceuticals, Inc.	115.00	Jan 2013	8	14,134	(1,500)
	Regeneron Pharmaceuticals, Inc.	105.00	Jan 2013	18	32,079	(1,755)
	St. Jude Medicals, Inc.	40.00	Jan 2013	31	14,037	(4,805)
	St. Jude Medicals, Inc.	45.00	Jan 2013	17	15,419	(7,140)
	Stryker Corp.	65.00	Jan 2013	5	7,785	(4,775)
	Stryker Corp.	60.00	Jan 2013	12	13,914	(6,240)
	Teva Pharmaceuticals Industries, Ltd., ADR	45.00	Jan 2013	15	13,755	(6,450)
	Teva Pharmaceuticals Industries, Ltd., ADR	50.00	Jan 2013	35	31,657	(30,975)
	Teva Pharmaceuticals Industries, Ltd., ADR	52.50	Jan 2013	14	12,523	(15,890)
	Teva Pharmaceuticals Industries, Ltd., ADR	55.00	Jan 2013	9	9,783	(12,443)
	UnitedHealth Group, Inc.	55.00	Jan 2013	12	9,239	(3,378)
	Valeant Pharmaceuticals International, Inc.	50.00	Jan 2013	8	6,286	(2,460)
	Valeant Pharmaceuticals International, Inc.	47.00	Jan 2013	14	11,788	(3,115)
	Valeant Pharmaceuticals International, Inc.	45.00	Jan 2013	14	10,388	(2,485)
	Valeant Pharmaceuticals International, Inc.	60.00	Jan 2013	11	16,137	(8,525)
	Vertex Pharmaceuticals, Inc.	65.00	Jan 2013	63	84,185	(71,190)
	Vertex Pharmaceuticals, Inc.	45.00	Jan 2013	46	55,521	(6,555)
	Vertex Pharmaceuticals, Inc.	60.00	Jan 2013	12	13,469	(9,480)
	Vertex Pharmaceuticals, Inc.	55.00	Jan 2013	10	8,270	(5,000)
	Warner Chilcott PLC, Class A	16.00	Jan 2013	26	12,922	(7,865)
	Watson Pharmaceuticals, Inc.	65.00	Nov 2012	2	1,194	(30)
	Watson Pharmaceuticals, Inc.	80.00	Nov 2012	53	45,721	(7,288)
	WellPoint, Inc.	70.00	Jan 2013	45	36,989	(57,375)
	Zimmer Holdings, Inc.	70.00	Jan 2013	20	15,190	(8,800)
	Zimmer Holdings, Inc.	65.00	Jan 2013	15	17,205	(3,038)
	Zimmer Holdings, Inc.	70.00	Mar 2013	16	11,072	(8,320)
				3,326	$2,598,099	($1,299,110)

Mutual Shares Trust
The Portfolio used written options to manage against anticipated changes in securities and maintain diversity and liquidity of the Portfolio.
Portfolio	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Mutual Shares Trust	Calls
	International Paper Company	$37.00	Oct 2012	216	$18,924	($12,636)
				216	$18,924	($12,636)

Options on Securities (OTC)

Global Bond Trust
The Portfolio used written options to manage interest rate changes and maintain diversity and liquidity of the Portfolio.
Portfolio	Name of Issuer	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Global Bond Trust	Calls
	FNMA TBA 3.5% November 30-Year	Credit Suisse International	$105.91	Nov 2012	5,000,000	$23,437	($60,345)
	FNMA TBA 3.5% November 30-Year	The Royal Bank of Scotland PLC	105.91	Nov 2012	3,000,000	15,000	(36,207)
					8,000,000	$38,437	($96,552)
	Puts
	FNMA TBA 3.5% November 30-Year	Credit Suisse International	$105.91	Nov 2012	5,000,000	$23,437	($4,885)
	FNMA TBA 3.5% November 30-Year	The Royal Bank of Scotland PLC	105.91	Nov 2012	3,000,000	15,000	(2,931)
					8,000,000	$38,437	($7,816)

Interest Rate Swaptions (OTC)
An interest rate swaption is an option to enter into an interest rate swap.

Global Bond Trust
The Portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.
Portfolio	Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Global Bond Trust	Calls
	1-Year Interest Rate Swap	JPMorgan Chase Bank	3 Month USD-LIBOR	Receive	0.80%	Oct 2012	USD	3,100,000	-	($14,232)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	0.92%	Nov 2012	USD	15,200,000	-	(164,196)
	5-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	1.40%	Mar 2013	USD	4,300,000	$29,670	(107,862)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.70%	Mar 2013	USD	67,200,000	797,610	(2,627,460)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.40%	Mar 2013	USD	12,000,000	63,460	(301,010)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	1.70%	Mar 2013	USD	5,700,000	80,370	(222,865)
								107,500,000	$971,110	($3,437,625)
	Puts
	1-Year Interest Rate Swap	JPMorgan Chase Bank	3 Month USD-LIBOR	Receive	0.80%	Oct 2012	USD	3,100,000	-	-
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	0.92%	Nov 2012	USD	15,200,000	-	($112)
	5-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	1.40%	Mar 2013	USD	4,300,000	$102,340	(5,845)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.40%	Mar 2013	USD	12,000,000	335,740	(16,312)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.70%	Mar 2013	USD	67,200,000	1,265,650	(37,175)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	1.70%	Mar 2013	USD	5,700,000	94,620	(3,153)
	5-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	2.50%	Sep 2015	USD	30,000,000	570,000	(516,393)
	5-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	2.50%	Sep 2015	USD	15,100,000	284,624	(259,918)
								152,600,000	$2,652,974	($838,908)

Real Return Bond Trust
The Portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.
Portfolio	Name of Issuer	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Real Return Bond Trust	Calls
	1-Year Interest Rate Swap	Goldman Sachs International	3 Month USD-LIBOR	Receive	0.80%	Oct 2012	USD	900,000	-	($4,132)
	1-Year Interest Rate Swap	JPMorgan Chase Bank	3 Month USD-LIBOR	Receive	0.80%	Oct 2012	USD	900,000	-	(4,132)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	1.06%	Oct 2012	USD	1,900,000	-	(26,055)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	0.92%	Nov 2012	USD	2,200,000	-	(23,765)
	5-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	1.70%	Mar 2013	USD	1,000,000	$11,800	(39,099)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.70%	Mar 2013	USD	3,100,000	36,650	(121,207)
	5-Year Interest Rate Swap	JPMorgan Chase Bank	3 Month USD-LIBOR	Receive	0.75%	Mar 2013	USD	1,500,000	3,450	(3,454)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	0.75%	Mar 2013	USD	2,800,000	6,615	(6,447)
								14,300,000	$58,515	($228,291)

	Puts
	1-Year Interest Rate Swap	Goldman Sachs International	3 Month USD-LIBOR	Receive	0.80%	Oct 2012	USD	900,000	-	-
	1-Year Interest Rate Swap	JPMorgan Chase Bank	3 Month USD-LIBOR	Receive	0.80%	Oct 2012	USD	900,000	-	-
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	1.06%	Oct 2012	USD	1,900,000	-	-
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	0.92%	Nov 2012	USD	2,200,000	-	($16)
	5-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	1.70%	Mar 2013	USD	1,000,000	$18,800	(553)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.70%	Mar 2013	USD	3,100,000	60,375	(1,715)
	5-Year Interest Rate Swap	JPMorgan Chase Bank	3 Month USD-LIBOR	Receive	1.40%	Mar 2013	USD	1,500,000	3,900	(2,039)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	1.40%	Mar 2013	USD	2,800,000	6,615	(3,806)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	2.85%	Apr 2014	USD	3,000,000	36,000	(7,104)
	10-Year Interest Rate Swap	Deutsche Bank AG	6 Month EURIBOR	Receive	2.76%	Jan 2013	EUR	500,000	2,646	(2,352)
								17,800,000	$128,336	($17,585)

Total Return Trust
The Portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.
Portfolio	Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Total Return Trust	Calls
	5-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	0.90%	Oct 2012	USD	8,300,000	$29,154	($49,651)
	5-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	0.85%	Oct 2012	USD	15,700,000	51,025	(59,396)
	5-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	0.85%	Oct 2012	USD	9,200,000	12,420	(34,805)
	5-Year Interest Rate Swap	JPMorgan Chase Bank	3 Month USD-LIBOR	Receive	0.85%	Oct 2012	USD	14,400,000	43,920	(54,478)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	0.90%	Oct 2012	USD	17,000,000	58,650	(101,694)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	0.85%	Oct 2012	USD	110,600,000	181,450	(418,421)
	5-Year Interest Rate Swap	UBS AG	3 Month USD-LIBOR	Receive	0.85%	Oct 2012	USD	11,800,000	36,580	(44,642)
	5-Year Interest Rate Swap	Citibank N.A.	6 Month EURIBOR	Receive	1.16%	Jan 2013	EUR	5,000,000	21,740	(18,701)
	5-Year Interest Rate Swap	Credit Suisse International	6 Month EURIBOR	Receive	1.16%	Jan 2013	EUR	1,400,000	5,965	(5,236)
	5-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	0.75%	Mar 2013	USD	22,500,000	45,000	(51,804)
	5-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	1.40%	Mar 2013	USD	7,300,000	67,890	(183,115)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	1.40%	Mar 2013	USD	11,000,000	102,850	(275,926)
	7-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	1.20%	Oct 2012	USD	11,300,000	10,170	(30,170)
	7-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	1.20%	Oct 2012	USD	7,500,000	6,750	(20,024)
	7-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	1.20%	Oct 2012	USD	17,300,000	30,275	(46,189)
	7-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.15%	Nov 2012	USD	14,700,000	23,520	(46,311)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	1.50%	May 2013	USD	10,000,000	75,500	(79,088)
								295,000,000	$802,859	($1,519,651)

	Puts
	1-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	1.75%	Nov 2012	USD	60,600,000	$228,765	($6)
	1-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	2.25%	May 2013	USD	56,900,000	281,655	(1,588)
	2-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	0.92%	Nov 2012	USD	20,100,000	90,450	(149)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	0.92%	Nov 2012	USD	139,500,000	387,251	(1,032)
	2-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.20%	Jul 2013	USD	36,800,000	259,725	(11,636)
	5-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	0.90%	Oct 2012	USD	8,300,000	29,154	(1,163)
	5-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	0.85%	Oct 2012	USD	15,700,000	51,025	(6,600)
	5-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	1.20%	Oct 2012	USD	9,200,000	7,590	(1)
	5-Year Interest Rate Swap	JPMorgan Chase Bank	3 Month USD-LIBOR	Receive	0.85%	Oct 2012	USD	14,400,000	43,920	(6,054)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	0.90%	Oct 2012	USD	17,000,000	58,650	(2,382)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	0.85%	Oct 2012	USD	16,400,000	51,250	(6,895)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	1.20%	Oct 2012	USD	94,200,000	145,373	(9)
	5-Year Interest Rate Swap	UBS AG	3 Month USD-LIBOR	Receive	0.85%	Oct 2012	USD	11,800,000	36,580	(4,961)
	5-Year Interest Rate Swap	Citibank N.A.	6 Month EURIBOR	Receive	1.41%	Jan 2013	EUR	5,000,000	31,804	(33,832)
	5-Year Interest Rate Swap	Credit Suisse International	6 Month EURIBOR	Receive	1.41%	Jan 2013	EUR	1,400,000	9,174	(9,473)
	5-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	1.20%	Mar 2013	USD	22,500,000	113,625	(56,507)
	5-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	1.40%	Mar 2013	USD	7,300,000	140,889	(9,923)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	2.00%	Mar 2013	USD	19,800,000	186,009	(4,465)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	1.20%	Mar 2013	USD	61,000,000	331,377	(153,195)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	1.40%	Mar 2013	USD	11,000,000	213,400	(14,952)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	1.20%	Mar 2013	USD	17,900,000	90,843	(44,954)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	1.75%	May 2013	USD	37,600,000	278,965	(48,831)
	7-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	1.60%	Oct 2012	USD	11,300,000	46,330	(38)
	7-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	1.60%	Oct 2012	USD	7,500,000	31,125	(26)
	7-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	1.60%	Oct 2012	USD	17,300,000	50,170	(59)
	7-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.55%	Nov 2012	USD	14,700,000	34,545	(14,872)
								735,200,000	$3,229,644	($433,603)

Credit Default Swaptions (OTC)
A credit default swaption is an option to enter into a credit default swap.

High Yield Trust
The Portfolio used credit default swaptions to manage against a decline in the overall high yield index.
Portfolio	Description	Counterparty	Index	Buy/Sell Protection	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
High Yield Trust	Calls
	5-Year Credit Default Swap	BNP Paribas	MARKIT CDX.NA.HY.18	Buy	0.99%	Oct 2012	USD	7,326,000	$35,897	($126,399)
	5-Year Credit Default Swap	BNP Paribas	MARKIT CDX.NA.HY.18	Buy	0.99%	Oct 2012	USD	5,445,000	26,681	(93,945)
								12,771,000	$62,578	($220,344)

	Puts
	5-Year Credit Default Swap	BNP Paribas	MARKIT CDX.NA.HY.18	Sell	0.95%	Oct 2012	USD	7,326,000	$27,839	($3,987)
	5-Year Credit Default Swap	BNP Paribas	MARKIT CDX.NA.HY.18	Sell	0.95%	Oct 2012	USD	5,445,000	15,790	(2,963)
								12,771,000	$43,629	($6,950)

Inflation Floors (OTC)
Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate (based on the Consumer Price Index or other measure), or “floor”.

Global Bond Trust
The Portfolio used inflation floors to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

Portfolio	Description	Counterparty	Strike Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Global Bond Trust	Floor- OTC CPURNSA Index	Citibank NA	217.97	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Sep 2020	USD	2,000,000	$25,800	($3,035)
	Floor- OTC CPURNSA Index	Deutsche Bank AG	218.01	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Oct 2020	USD	2,300,000	22,540	(5,241)
							4,300,000	$48,340	($8,276)

Real Return Bond Trust
The Portfolio used inflation floors to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

Portfolio	Description	Counterparty	Strike Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Real Return Bond Trust	Floor- OTC CPURNSA Index	Citibank NA	216.69	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Apr 2020	USD	2,600,000	$23,160	($3,810)
	Floor- OTC CPURNSA Index	Citibank NA	217.97	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Sep 2020	USD	200,000	2,580	(303)
							2,800,000	$25,740	($4,113)

Total Return Trust
The Portfolio used inflation floors to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

Portfolio	Description	Counterparty	Strike Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Total Return Trust	Floor- OTC CPURNSA Index	Deutsche Bank AG	215.95	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Mar 2020	USD	2,600,000	$19,500	($5,480)
	Floor- OTC CPURNSA Index	Citibank N.A.	215.95	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Mar 2020	USD	7,500,000	63,460	(10,599)
	Floor- OTC CPURNSA Index	Citibank N.A.	216.69	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Apr 2020	USD	17,900,000	159,640	(26,228)
	Floor- OTC CPURNSA Index	Citibank N.A.	217.97	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Sep 2020	USD	6,900,000	89,010	(10,470)
	Floor- OTC CPURNSA Index	Deutsche Bank AG	218.01	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Oct 2020	USD	7,100,000	69,580	(16,181)
							42,000,000	$401,190	($68,958)

Swaps. The Portfolios may enter into interest rate, credit default, and other forms of swap agreements. Swap agreements are agreements between a Portfolio and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A Portfolio may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a Portfolio and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Portfolio settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following table summarizes the contracts held at September 30, 2012, and details how the Portfolios used interest rate swap contracts during the period ended September 30, 2012.

Global Bond Trust
The Portfolio used interest rate swaps manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

Portfolio	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made By Portfolio	Payments Received By Portfolio	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Trust
	Barclays Bank PLC	23,000,000	MXN	$1,961,796	MXN-TIIE-Banxico	Fixed 6.750%	Jun 2016	$7,653	$94,919	$102,572
	Barclays Bank PLC	87,900,000	MXN	6,367,369	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(22,286)	101,114	78,828
	Citibank N.A.	200,000	AUD	211,630	AUD-BBR-BBSW	Fixed 5.000%	Jun 2022	(782)	24,504	23,722
	Credit Suisse International	1,360,000,000	JPY	17,355,794	6 Month LIBOR	Fixed 2.000%	Dec 2041	1,687,524	(70,830)	1,616,694
	Deutsche Bank AG	2,100,000	AUD	2,222,114	AUD-BBR-BBSW	Fixed 5.000%	Jun 2022	(7,386)	256,467	249,081
	Goldman Sachs	7,500,000	MXN	552,384	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	(6,018)	16,063	10,045
	HSBC Bank USA	44,400,000	MXN	3,819,996	MXN-TIIE-Banxico	Fixed 6.590%	Dec 2015	10,452	149,781	160,233
	HSBC Bank USA	20,500,000	MXN	1,763,858	MXN-TIIE-Banxico	Fixed 6.750%	Jun 2016	8,754	82,669	91,423
	HSBC Bank USA	58,400,000	MXN	4,758,490	MXN-TIIE-Banxico	Fixed 5.800%	Jun 2016	1,862	108,360	110,222
	HSBC Bank USA	29,700,000	MXN	2,150,395	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(7,870)	34,505	26,635
	HSBC Bank USA	10,700,000	MXN	880,677	MXN-TIIE-Banxico	Fixed 6.960%	Jul 2020	(40,138)	112,574	72,436
	Morgan Stanley Capital Services, Inc.	69,900,000	MXN	5,788,241	MXN-TIIE-Banxico	Fixed 6.590%	Dec 2015	(52,939)	305,198	252,259
	Morgan Stanley Capital Services, Inc.	2,800,000	MXN	235,187	MXN-TIIE-Banxico	Fixed 6.750%	Jun 2016	2,066	10,421	12,487
	Morgan Stanley Capital Services, Inc.	51,100,000	MXN	3,697,201	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(9,931)	55,757	45,826
	The Royal Bank of Scotland PLC	380,000,000	JPY	4,735,498	6 Month LIBOR	Fixed 1.500%	Dec 2021	90,866	281,361	372,227
Centrally Cleared Swap
		6,370,000,000	JPY	81,048,514	6 Month LIBOR	Fixed 1.000%	Mar 2023	743,186	469,400	1,212,586
				$137,549,144				$2,405,013	$2,032,263	$4,437,276

Investment Quality Bond Trust
The Portfolio used interest rate swaps to manage against anticipated interest rate changes.

Portfolio	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made By Portfolio	Payments Received By Portfolio	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Investment Quality Bond Trust
	JP Morgan Chase Bank, N.A.	5,100,000	USD	$5,100,000	Fixed 4.318%	3 Month LIBOR	Dec 2028	-	($1,545,126)	($1,545,126)
	JP Morgan Chase Bank, N.A.	2,100,000	USD	2,100,000	Fixed 3.425%	3 Month LIBOR	Jun 2039	-	(390,840)	(390,840)
				$7,200,000				-	($1,935,966)	($1,935,966)

Real Return Bond Trust
The Portfolio used interest rate swaps manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

Portfolio	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made By Portfolio	Payments Received By Portfolio	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Real Return Bond Trust
	BNP Paribas	500,000	USD	$500,000	Fixed 2.500%	CPURNSA	Jul 2022	$3,100	-	$3,100
	Goldman Sachs	385,772	BRL	246,670	CDI	Fixed 8.255%	Jan 2015	406	$45	451
	Goldman Sachs	383,971	BRL	246,913	CDI	Fixed 8.410%	Jan 2015	1,145	50	1,195
	HSBC Bank USA, N.A	1,213,453	BRL	785,006	CDI	Fixed 8.825%	Jan 2015	9,323	1,030	10,353
	Morgan Stanley Capital Services, Inc.	10,375,017	BRL	6,711,101	CDI	Fixed 8.630%	Jan 2015	66,142	(4,810)	61,332
	UBS AG	2,957,703	BRL	1,924,056	CDI	Fixed 8.826%	Jan 2015	4,096	(367)	3,729
Centrally Cleared Swap
		2,000,000	USD	2,000,000	Fixed 2.500%	3 Month LIBOR	Dec 2042	92,970	(35,805)	57,165
				$12,413,746				$177,182	($39,857)	$137,325

Total Return Trust
The Portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

Portfolio	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made By Portfolio	Payments Received By Portfolio	Maturity Date	Unamortized Upfront Payment	Unrealized Appreciation (Depreciation)	Market Value
Total Return Trust
	Barclays Bank PLC	341,700,000	MXN	$25,180,510	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	$131,404	$326,272	$457,676
	Barclays Bank PLC	87,000,000	MXN	6,291,655	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(48,142)	126,163	78,021
	HSBC Bank U.S.A.	248,800,000	MXN	19,069,343	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	75,933	257,312	333,245
	HSBC Bank U.S.A.	40,000,000	MXN	2,868,671	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(16,363)	52,235	35,872
	Morgan Stanley Capital Services, Inc.	13,600,000	MXN	1,105,893	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	2,158	16,058	18,216
	Morgan Stanley Capital Services, Inc.	11,100,000	MXN	906,274	MXN-TIIE-Banxico	Fixed 6.350%	Jun 2021	2,350	37,047	39,397
	Morgan Stanley Capital Services, Inc.	50,000,000	MXN	3,608,427	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(21,660)	66,499	44,839
Centrally Cleared Swaps
		87,400,000	USD	87,400,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	(22,596,423)	(8,753,287)	(31,349,710)
		46,700,000	USD	46,700,000	Fixed 2.750%	3 Month LIBOR	Jun 2042	(2,379,721)	628,724	(1,750,997)
				$193,130,773				($24,850,464)	($7,242,977)	($32,093,441)
The following are abbreviations for the tables above:
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CDI	Brazil Interbank Deposit Rate
CPURNSA	Consumer Price Index — Urban Non-Seasonally adjusted
LIBOR	London Interbank Offered Rate
TIIE	Tasa de Intere's Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

Currency swaps. A currency swap is an agreement between a Portfolio and counterparty to exchange cash flows based on the notional difference among two or more currencies.

The following table summarizes the contracts held at September 30, 2012, and details how the Portfolio used currency swap contracts during the period ended September 30, 2012.

Global Bond Trust
The Portfolio used currency swaps to manage against anticipated currency exchange rate changes and to gain exposure to foreign currency.

Portfolio	Counterparty	Receive	Pay	Maturity Date *	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Trust
	BNP Paribas	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3 Month JPY-LIBOR less 0.7550% based on the notional amount of the currency received	May 2014	$9,800,000	JPY 784,000,000	-	($316,281)	($316,281)
	Deutsche Bank AG	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3 Month JPY-LIBOR less 0.6225% based on the notional amount of the currency received	Jul 2014	37,926,675	JPY 3,000,000,000	($2,398)	(846,635)	(849,033)
							($2,398)	($1,162,916)	($1,165,314)
* At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. A Portfolio may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, a Portfolio may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

The following table summarizes the credit default swap contracts the Portfolios held as of September 30, 2012, as a Buyer of protection.

Core Allocation Plus Trust
The Portfolio used credit default swaps to manage against potential credit events.
Portfolio	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Core Allocation Plus Trust
	Goldman Sachs	Macy's, Inc.	205,000	USD	$205,000	(1.000)%	Mar 2017	$871	($353)	$518
	Goldman Sachs	CDX-NAHYS18V2-5Y	257,400	USD	257,400	(5.000)%	Jun 2017	8,148	(9,907)	(1,759)
	Goldman Sachs	CDX-NAHYS18V2-5Y	544,500	USD	544,500	(5.000)%	Jun 2017	8,343	(12,064)	(3,721)
	Goldman Sachs	ITRAXX-XOVERS17V1-5Y	75,000	EUR	97,916	(5.000)%	Jun 2017	(1,272)	1,172	(100)
	Goldman Sachs	ITRAXX-EUROPES18V1-5Y	175,000	EUR	225,146	(1.000)%	Dec 2017	4,519	(592)	3,927
	Goldman Sachs	ABX.HE.PENAAA.07-1	18,398	USD	18,398	(0.090)%	Aug 2037	7,589	-	7,589
	Goldman Sachs	ABX.HE.AAA.06-1	37,483	USD	37,483	(0.180)%	Jul 2045	3,050	(808)	2,242
	Goldman Sachs	ABX.HE.AAA.06-1	23,067	USD	23,067	(0.180)%	Jul 2045	1,950	(570)	1,380
	Goldman Sachs	ABX.HE.PENAAA.06-2	23,717	USD	23,717	(0.110)%	May 2046	7,100	(2,092)	5,008
	Goldman Sachs	ABX.HE.PENAAA.06-2	45,062	USD	45,062	(0.110)%	May 2046	11,204	(1,690)	9,514
	Goldman Sachs	CMBX.NA.A.1	30,000	USD	30,000	(0.350)%	Oct 2052	13,478	(1,030)	12,448
	Goldman Sachs	Everest Reinsurance Holdings, Inc.	50,000	USD	50,000	(1.750)%	Dec 2013	-	(774)	(774)
	Goldman Sachs	CMBX.NA.AM.3	30,000	USD	30,000	(0.500)%	Dec 2049	6,989	(2,491)	4,498
	JPMorgan Chase Bank, N.A.	CDX-NAHYS18V1-5Y	574,200	USD	574,200	(5.000)%	Jun 2017	35,622	(39,546)	(3,924)
	JPMorgan Chase Bank, N.A.	CDX-NAHYS18V2-5Y	49,500	USD	49,500	(5.000)%	Jun 2017	(368)	30	(338)
	JPMorgan Chase Bank, N.A.	CDX-NAHYS18V2-5Y	99,000	USD	99,000	(5.000)%	Jun 2017	495	(1,117)	(622)
	JPMorgan Chase Bank, N.A.	ITRAXX-EUROPES17V1-5Y	275,000	EUR	359,026	(1.000)%	Jun 2017	3,468	1,627	5,095
	JPMorgan Chase Bank, N.A.	ABX.HE.PENAAA.07-1	91,992	USD	91,992	(0.090)%	Aug 2037	40,049	(2,570)	37,479
	JPMorgan Chase Bank, N.A.	ABX.HE.PENAAA.07-1	73,594	USD	73,594	(0.090)%	Aug 2037	28,670	1,313	29,983
	JPMorgan Chase Bank, N.A.	ABX.HE.PENAAA.06-2	16,602	USD	16,602	(0.110)%	May 2046	4,129	(624)	3,505
	JPMorgan Chase Bank, N.A.	ABX.HE.PENAAA.06-2	7,115	USD	7,115	(0.110)%	May 2046	1,715	(213)	1,502
	JPMorgan Chase Bank, N.A.	ABX.HE.PENAAA.06-2	23,717	USD	23,717	(0.110)%	May 2046	5,562	(554)	5,008
	JPMorgan Chase Bank, N.A.	CMBX.NA.AM.3	30,000	USD	30,000	(0.500)%	Dec 2049	6,023	(1,526)	4,497
	JPMorgan Chase Bank, N.A.	CMBX.NA.AM.3	40,000	USD	40,000	(0.500)%	Dec 2049	8,110	(2,113)	5,997
	JPMorgan Chase Bank, N.A.	CMBX.NA.AJ.4	35,000	USD	35,000	(0.960)%	Feb 2051	11,761	1,096	12,857
	JPMorgan Chase Bank, N.A.	CMBX.NA.AJ.4	45,000	USD	45,000	(0.960)%	Feb 2051	15,122	1,408	16,530
	JPMorgan Chase Bank, N.A.	CMBX.NA.A.1	70,000	USD	70,000	(0.350)%	Oct 2052	32,058	(3,012)	29,046
	Morgan Stanley Capital Services, Inc.	ABX.HE.AAA.06-1	98,033	USD	98,033	(0.180)%	Jul 2045	10,104	(4,241)	5,863
	Morgan Stanley Capital Services, Inc.	ABX.HE.AAA.06-1	34,600	USD	34,600	(0.180)%	Jul 2045	2,816	(747)	2,069
	Morgan Stanley Capital Services, Inc.	ABX.HE.PENAAA.06-2	23,717	USD	23,717	(0.110)%	May 2046	5,717	(709)	5,008
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AJ.4	95,000	USD	95,000	(0.960)%	Feb 2051	36,979	(2,082)	34,897
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AJ.4	50,000	USD	50,000	(0.960)%	Feb 2051	19,900	(1,533)	18,367
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AM.4	95,000	USD	95,000	(0.500)%	Feb 2051	23,850	(7,708)	16,142
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AA.1	85,000	USD	85,000	(0.250)%	Oct 2052	19,648	4,148	23,796
					$3,583,785			$383,399	($89,872)	$293,527

Global Bond Trust
The Portfolio used credit default swaps to manage against potential credit events.
Portfolio	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Trust
	Bank of America N.A.	CNA Financial Corp.	4,000,000	USD	$4,000,000	(0.940)%	Dec 2014	-	($11,639)	($11,639)
	Bank of America N.A.	Computer Sciences Corp.	2,050,000	USD	2,050,000	(0.970)%	Mar 2018	-	138,752	138,752
	Bank of America N.A.	Spectra Energy Capital, LLC	3,000,000	USD	3,000,000	(1.180)%	Jun 2018	-	9,628	9,628
	Bank of America N.A.	Starwood Hotels & Resorts Worldwide, Inc.	3,000,000	USD	3,000,000	(1.490)%	Jun 2018	-	(44,803)	(44,803)
	Barclays Bank PLC	Sealed Air Corp.	3,000,000	USD	3,000,000	(1.035)%	Sep 2013	-	(11,680)	(11,680)
	BNP Paribas	Vivendi	1,300,000	USD	1,300,000	(1.780)%	Jun 2013	-	(13,926)	(13,926)
	BNP Paribas	United Kingdom of Great Britain and Northern Ireland	4,700,000	USD	4,700,000	(1.000)%	Dec 2017	($115,034)	(1,299)	(116,333)
	Citibank N.A.	AutoZone, Inc.	800,000	USD	800,000	(0.680)%	Dec 2012	-	(1,258)	(1,258)
	Citibank N.A.	Pearson PLC	3,000,000	USD	3,000,000	(0.570)%	Jun 2013	-	(11,233)	(11,233)
	Citibank N.A.	Sealed Air Corp.	1,200,000	USD	1,200,000	(0.590)%	Sep 2013	-	746	746
	Citibank N.A.	United Kingdom of Great Britain and Northern Ireland	1,700,000	USD	1,700,000	(1.000)%	Dec 2017	(43,398)	1,590	(41,808)
	Deutsche Bank AG	Tate & Lyle PLC	400,000	USD	400,000	(0.510)%	Dec 2014	-	(1,642)	(1,642)
	Deutsche Bank AG	Marsh & McLennan Companies, Inc.	1,100,000	USD	1,100,000	(0.800)%	Sep 2015	-	(13,829)	(13,829)
	Deutsche Bank AG	United States of America	3,300,000	EUR	4,240,664	(0.250)%	Dec 2017	23,875	(265)	23,610
	Deutsche Bank AG	Spectra Energy Capital, LLC	1,000,000	USD	1,000,000	(1.200)%	Jun 2018	-	2,108	2,108
	Goldman Sachs	United Kingdom of Great Britain and Northern Ireland	5,300,000	USD	5,300,000	(1.000)%	Dec 2017	(132,535)	1,499	(131,036)
	JPMorgan Chase Bank, N.A.	Loews Corp.	400,000	USD	400,000	(0.330)%	Mar 2016	-	1,057	1,057
	Morgan Stanley Capital Services, Inc.	Simon Property Group, L.P.	2,250,000	USD	2,250,000	(0.885)%	Jun 2018	-	8,696	8,696
	Morgan Stanley Capital Services, Inc.	Spectra Energy Capital, LLC	1,000,000	USD	1,000,000	(1.150)%	Jun 2018	-	4,862	4,862
	The Royal Bank of Scotland PLC	The Cleveland Electric Illuminating Company	3,000,000	USD	3,000,000	(0.940)%	Jun 2017	-	21,298	21,298
	UBS AG	United States of America	600,000	EUR	771,930	(0.250)%	Dec 2017	2,773	351	3,124
					$47,212,594			($264,319)	$79,013	($185,306)

High Yield Trust
The Portfolio used credit default swaps to gain exposure to a credit index.
Portfolio	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
High Yield Trust
	Morgan Stanley & Company, Inc.	MARKIT CDX.NA.HY.17	1,536,000	USD	$1,536,000	(5.000)%	Dec 2016	$41,790	($9,490)	($30,033)
	Morgan Stanley & Company, Inc.	MARKIT CDX.NA.HY.17	2,496,000	USD	2,496,000	(5.000)%	Dec 2016	62,476	(9,664)	(48,804)
	BNP Paribas	MARKIT CDX.NA.HY.18	4,158,000	USD	4,158,000	(5.000)%	Jun 2017	177,684	(47,177)	(28,417)
	BNP Paribas	MARKIT CDX.NA.HY.18	4,752,000	USD	4,752,000	(5.000)%	Jun 2017	94,655	(47,177)	17,956
					$12,942,000			$376,605	($113,508)	($89,298)

Investment Quality Bond Trust
The Portfolio used credit default swaps to manage against potential credit events.
Portfolio	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Investment Quality Bond Trust
	Goldman Sachs	Macy's, Inc.	1,095,000	USD	$1,095,000	(1.000)%	Mar 2017	$4,651	($1,883)	$2,768
	Goldman Sachs	CDX-NAHYS18V2-5Y	1,509,750	USD	1,509,750	(5.000)%	Jun 2017	47,791	(58,109)	(10,318)
	Goldman Sachs	CDX-NAHYS18V2-5Y	3,935,250	USD	3,935,250	(5.000)%	Jun 2017	60,298	(87,192)	(26,894)
	Goldman Sachs	ITRAXX-XOVERS17V1-5Y	520,000	EUR	678,886	(5.000)%	Jun 2017	(8,819)	8,123	(696)
	Goldman Sachs	ITRAXX-EUROPES18V1-5Y	1,225,000	EUR	1,576,023	(1.000)%	Dec 2017	31,631	(4,144)	27,487
	Goldman Sachs	ABX.HE.PENAAA.07-1	128,789	USD	128,789	(0.090)%	Aug 2037	53,126	(2)	53,124
	Goldman Sachs	ABX.HE.AAA.06-1	1,404,179	USD	1,404,179	(0.180)%	Jul 2045	125,462	(41,476)	83,986
	Goldman Sachs	ABX.HE.AAA.06-1	412,315	USD	412,315	(0.180)%	Jul 2045	33,553	(8,892)	24,661
	Goldman Sachs	ABX.HE.AAA.06-1	207,599	USD	207,599	(0.180)%	Jul 2045	17,547	(5,130)	12,417
	Goldman Sachs	ABX.HE.PENAAA.06-2	177,878	USD	177,878	(0.110)%	May 2046	53,250	(15,694)	37,556
	Goldman Sachs	ABX.HE.PENAAA.06-2	422,163	USD	422,163	(0.110)%	May 2046	104,961	(15,827)	89,134
	Goldman Sachs	CMBX.NA.AM.3	320,000	USD	320,000	(0.500)%	Dec 2049	74,544	(26,571)	47,973
	Goldman Sachs	CMBX.NA.A.1	235,000	USD	235,000	(0.350)%	Oct 2052	105,582	(8,071)	97,511
	JPMorgan Chase Bank, N.A.	CDX-NAHYS18V2-5Y	4,252,050	USD	4,252,050	(5.000)%	Jun 2017	263,786	(292,845)	(29,059)
	JPMorgan Chase Bank, N.A.	CDX-NAHYS18V2-5Y	940,500	USD	940,500	(5.000)%	Jun 2017	(6,997)	569	(6,428)
	JPMorgan Chase Bank, N.A.	CDX-NAHYS18V2-5Y	792,000	USD	792,000	(5.000)%	Jun 2017	3,960	(8,933)	(4,973)
	JPMorgan Chase Bank, N.A.	ITRAXX-EUROPES17V1-5Y	2,040,000	EUR	2,663,321	(1.000)%	Jun 2017	25,723	12,075	37,798
	JPMorgan Chase Bank, N.A.	ABX.HE.PENAAA.07-1	952,118	USD	952,118	(0.090)%	Aug 2037	414,503	(26,596)	387,907
	JPMorgan Chase Bank, N.A.	ABX.HE.PENAAA.07-1	524,355	USD	524,355	(0.090)%	Aug 2037	204,275	9,355	213,630
	JPMorgan Chase Bank, N.A.	ABX.HE.PENAAA.06-2	526,518	USD	526,518	(0.110)%	May 2046	137,230	(26,063)	111,167
	JPMorgan Chase Bank, N.A.	ABX.HE.PENAAA.06-2	130,444	USD	130,444	(0.110)%	May 2046	32,441	(4,900)	27,541
	JPMorgan Chase Bank, N.A.	ABX.HE.PENAAA.06-2	47,434	USD	47,434	(0.110)%	May 2046	11,431	(1,416)	10,015
	JPMorgan Chase Bank, N.A.	ABX.HE.PENAAA.06-2	277,489	USD	277,489	(0.110)%	May 2046	65,079	(6,491)	58,588
	JPMorgan Chase Bank, N.A.	CMBX.NA.AM.3	320,000	USD	320,000	(0.500)%	Dec 2049	64,251	(16,278)	47,973
	JPMorgan Chase Bank, N.A.	CMBX.NA.AM.3	105,000	USD	105,000	(0.500)%	Dec 2049	21,288	(5,547)	15,741
	JPMorgan Chase Bank, N.A.	CMBX.NA.AJ.4	400,000	USD	400,000	(0.960)%	Feb 2051	134,415	12,521	146,936
	JPMorgan Chase Bank, N.A.	CMBX.NA.AJ.4	465,000	USD	465,000	(0.960)%	Feb 2051	156,257	14,556	170,813
	JPMorgan Chase Bank, N.A.	CMBX.NA.A.1	505,000	USD	505,000	(0.350)%	Oct 2052	231,275	(21,729)	209,546
	Morgan Stanley Capital Services, Inc.	ABX.HE.AAA.06-1	732,364	USD	732,364	(0.180)%	Jul 2045	75,485	(31,681)	43,804
	Morgan Stanley Capital Services, Inc.	ABX.HE.AAA.06-1	415,199	USD	415,199	(0.180)%	Jul 2045	33,791	(8,957)	24,834
	Morgan Stanley Capital Services, Inc.	ABX.HE.PENAAA.06-2	277,489	USD	277,489	(0.110)%	May 2046	66,895	(8,307)	58,588
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AJ.4	700,000	USD	700,000	(0.960)%	Feb 2051	272,475	(15,337)	257,138
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AJ.4	360,000	USD	360,000	(0.960)%	Feb 2051	143,284	(11,042)	132,242
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AM.4	700,000	USD	700,000	(0.500)%	Feb 2051	175,737	(56,795)	118,942
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AA.1	620,000	USD	620,000	(0.250)%	Oct 2052	143,313	30,261	173,574
	UBS AG	Everest Reinsurance Holdings, Inc.	1,450,000	USD	1,450,000	(1.800)%	Dec 2013	-	(23,369)	(23,369)
					$30,259,113			$3,373,474	($751,817)	$2,621,657

Real Return Bond Trust
The Portfolio used credit default swaps to manage against potential credit events.
Portfolio	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Real Return Bond Trust
	Barclays Bank PLC	Rexam PLC	1,000,000	USD	$1,000,000	(1.450)%	Jun 2013	-	($9,626)	($9,626)
	Barclays Bank PLC	Everest Reinsurance Holdings, Inc.	1,000,000	USD	1,000,000	(0.535)%	Dec 2014	-	2,481	2,481
					$2,000,000			-	($7,145)	($7,145)

Total Return Trust
The Portfolio used credit default swaps to manage against potential credit events.
Portfolio	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay) / Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment	Unrealized Appreciation (Depreciation)	Market Value
Total Return Trust
	Barclays Bank PLC	iTraxx Europe Series 16 Version 1	88,500,000	EUR	$115,728,597	(1.000)%	Dec 2016	($31,360)	$1,353,270	$1,321,910
	Deutsche Bank AG	iTraxx Europe Series 16 Version 1	800,000	EUR	1,077,041	(1.000)%	Dec 2016	(20,925)	32,874	11,949
	Credit Suisse International	iTraxx Europe Series 16 Version 1	400,000	EUR	538,520	(1.000)%	Dec 2016	15,719	(9,744)	5,975
	Morgan Stanley Capital Services, Inc.	iTraxx Europe Series 16 Version 1	1,000,000	EUR	1,313,800	(1.000)%	Dec 2016	(37,715)	52,652	14,937
					$118,657,958			($74,281)	$1,429,052	$1,354,771

Implied credit spreads are utilized in determining the market value of CDS agreements in which a Portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit rating and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the resulting values of these agreements are the indicator of the current status of the payment/performance risk and represent the likelihood or risk of default. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of a credit event occurring. The maximum potential amount of future payments (undiscounted) that a Portfolio as the Seller could be required to make under any CDS agreement would be an amount equal to the notional amount of the agreement.

The following table summarizes the credit default swap contracts the Portfolios held as of September 30, 2012, where the Portfolios acted as a Seller of protection.

Core Allocation Plus Trust
The Portfolio used credit default swaps to take a long position in the exposure of the benchmark credit and gain exposure to security or credit index.
Portfolio	Counterparty	Reference Obligation	Implied Credit Spread at 9-30-2012 [1]	Notional Amount	Currency	USD Notional Amount	(Pay)/Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Core Allocation Plus Trust
	Goldman Sachs	Kohl's Corp.	1.42%	205,000	USD	$205,000	1.000%	Mar 2017	($5,943)	$2,322	($3,621)
	Goldman Sachs	CDX-NAIGS18V1-5Y	—	130,000	USD	130,000	1.000%	Jun 2017	(871)	1,500	629
	Goldman Sachs	LCDX.NA.18-V2	—	79,200	USD	79,200	2.500%	Jun 2017	(2,795)	3,553	758
	Goldman Sachs	LCDX.NA.18-V2	—	148,500	USD	148,500	2.500%	Jun 2017	(1,246)	2,667	1,421
	Goldman Sachs	LCDX.NA.18-V2	—	99,000	USD	99,000	2.500%	Jun 2017	1,850	(903)	947
	Goldman Sachs	Hewlett-Packard Company	2.62%	120,000	USD	120,000	1.000%	Sep 2017	(9,963)	1,060	(8,903)
	Goldman Sachs	CDX-NAIGS19V1-5Y	—	625,000	USD	625,000	1.000%	Dec 2017	1,211	(786)	425
	Goldman Sachs	CMBX.NA.AAA.3	—	90,000	USD	90,000	0.080%	Dec 2049	(5,607)	321	(5,286)
	JPMorgan Chase Bank, N.A.	ABX.HE.PENAAA.07-2	—	27,785	USD	27,785	0.760%	Jan 2038	(17,288)	3,278	(14,010)
	JPMorgan Chase Bank, N.A.	CMBX.NA.AJ.2	—	45,000	USD	45,000	1.090%	Mar 2049	(8,734)	(483)	(9,217)
	JPMorgan Chase Bank, N.A.	CMBX.NA.AJ.2	—	120,000	USD	120,000	1.090%	Mar 2049	(23,291)	(1,287)	(24,578)
	JPMorgan Chase Bank, N.A.	CMBX.NA.AAA.3	—	120,000	USD	120,000	0.080%	Dec 2049	(9,240)	2,192	(7,048)
	JPMorgan Chase Bank, N.A.	CMBX.NA.AJ.3	—	40,000	USD	40,000	1.470%	Dec 2049	(12,216)	(1,574)	(13,790)
	JPMorgan Chase Bank, N.A.	CMBX.NA.AJ.3	—	30,000	USD	30,000	1.470%	Dec 2049	(12,216)	1,873	(10,343)
	JPMorgan Chase Bank, N.A.	CMBX.NA.AA.4	—	65,000	USD	65,000	1.650%	Feb 2051	(39,408)	(1,199)	(40,607)
	JPMorgan Chase Bank, N.A.	CMBX.NA.AA.4	—	65,000	USD	65,000	1.650%	Feb 2051	(42,631)	2,024	(40,607)
	JPMorgan Chase Bank, N.A.	CMBX.NA.AAA.5	—	120,000	USD	120,000	0.350%	Feb 2051	(12,020)	5,577	(6,443)
	Morgan Stanley Capital Services, Inc.	CDX-NAIGS18V1-5Y	—	625,000	USD	625,000	1.000%	Jun 2017	(4,135)	7,080	2,945
	Morgan Stanley Capital Services, Inc.	Hewlett-Packard Company	2.62%	230,000	USD	230,000	1.000%	Sep 2017	(18,084)	994	(17,090)
	Morgan Stanley Capital Services, Inc.	PRIMEX.ARM.1	—	43,066	USD	43,066	4.420%	Jun 2036	1,429	2,645	4,074
	Morgan Stanley Capital Services, Inc.	PRIMEX.ARM.2	—	135,378	USD	135,378	4.580%	Dec 2037	(10,128)	10,097	(31)
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.3	—	85,000	USD	85,000	0.080%	Dec 2049	(7,999)	3,006	(4,993)
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AA.4	—	10,000	USD	10,000	1.650%	Feb 2051	(5,612)	(635)	(6,247)
	Morgan Stanley Capital Services, Inc.	Xerox Corp.	1.76%	325,000	USD	325,000	1.000%	Jun 2016	(3,580)	(5,276)	(8,856)
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.	—	10,000	USD	10,000	0.350%	Feb 2051	(774)	237	(537)
						$3,592,929			($249,291)	$38,283	($211,008)
[1] For CDS agreements where implied credit spreads are not reported or available, the resulting values of these agreements are the indicator of the current status of the payment/performance risk and represent the likelihood or risk of default.

Global Bond Trust
The Portfolio used credit default swaps to take a long position in the exposure of the benchmark credit.
Portfolio	Counterparty	Reference Obligation	Implied Credit Spread at 9-30-2012[1]	Notional Amount	Currency	USD Notional Amount	(Pay)/Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Trust
	Bank of America N.A.	United Kingdom of Great Britain and Northern Ireland	0.19%	2,300,000	USD	$2,300,000	1.000%	Jun 2015	$11,718	$40,107	$51,825
	Bank of America N.A.	United Kingdom of Great Britain and Northern Ireland	0.19%	7,900,000	USD	7,900,000	1.000%	Jun 2015	29,964	148,042	178,006
	Bank of America N.A.	Ally Financial, Inc.	0.70%	1,300,000	USD	1,300,000	5.000%	Dec 2012	2,411	12,441	14,852
	Citibank N.A.	United Kingdom of Great Britain and Northern Ireland	0.19%	1,000,000	USD	1,000,000	1.000%	Jun 2015	4,061	18,471	22,532
	Citibank N.A.	People's Republic of China	0.48%	3,300,000	USD	3,300,000	1.000%	Mar 2016	23,730	36,903	60,633
	Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland	0.19%	1,800,000	USD	1,800,000	1.000%	Jun 2015	7,326	33,232	40,558
	Deutsche Bank AG	United States of America	0.26%	4,600,000	EUR	6,407,569	0.250%	Dec 2015	(41,121)	38,864	(2,257)
	Deutsche Bank AG	Commonwealth of Australia	0.35%	100,000	USD	100,000	1.000%	Sep 2016	1,181	1,444	2,625
	Deutsche Bank AG	Commonwealth of Australia	0.36%	1,200,000	USD	1,200,000	1.000%	Dec 2016	2,411	30,053	32,464
	Deutsche Bank AG	Republic of Italy	3.40%	200,000	USD	200,000	1.000%	Jun 2017	(28,031)	7,583	(20,448)
	Goldman Sachs International	MCDX.NA.15	—	5,700,000	USD	5,700,000	1.000%	Dec 2015	(133,798)	89,488	(44,310)
	Goldman Sachs International	MCDX.NA.16	—	2,700,000	USD	2,700,000	1.000%	Jun 2016	(41,400)	10,189	(31,211)
	Goldman Sachs International	Commonwealth of Australia	0.36%	900,000	USD	900,000	1.000%	Dec 2016	(3,231)	27,579	24,348
	Goldman Sachs International	Kingdom of Spain	3.73%	2,900,000	USD	2,900,000	1.000%	Jun 2017	(419,372)	88,323	(331,049)
	HSBC Bank USA	Republic of Italy	3.40%	300,000	USD	300,000	1.000%	Jun 2017	(46,737)	16,065	(30,672)
	JPMorgan Chase Bank, N.A.	United Kingdom of Great Britain and Northern Ireland	0.19%	7,800,000	USD	7,800,000	1.000%	Jun 2015	21,699	154,054	175,753
	JPMorgan Chase Bank, N.A.	Kingdom of Spain	3.73%	400,000	USD	400,000	1.000%	Jun 2017	(60,740)	15,040	(45,700)
	Morgan Stanley Capital Services, Inc.	Commonwealth of Australia	0.36%	700,000	USD	700,000	1.000%	Dec 2016	1,688	17,249	18,937
	Morgan Stanley Capital Services, Inc.	Commonwealth of Pennsylvania	1.19%	1,000,000	USD	1,000,000	1.400%	Mar 2021	-	15,402	15,402
	The Royal Bank of Scotland PLC	Commonwealth of Australia	0.30%	700,000	USD	700,000	1.000%	Mar 2016	10,290	6,934	17,224
	The Royal Bank of Scotland PLC	Commonwealth of Australia	0.35%	1,800,000	USD	1,800,000	1.000%	Sep 2016	20,209	27,039	47,248
	The Royal Bank of Scotland PLC	Commonwealth of Australia	0.36%	2,200,000	USD	2,200,000	1.000%	Dec 2016	(7,898)	67,415	59,517
	UBS AG	United States of America	0.29%	4,000,000	EUR	5,804,597	0.250%	Jun 2016	(56,048)	49,707	(6,341)
	UBS AG	Commonwealth of Australia	0.35%	2,000,000	USD	2,000,000	1.000%	Sep 2016	28,094	24,403	52,497
	UBS AG	Commonwealth of Australia	0.35%	4,600,000	USD	4,600,000	1.000%	Sep 2016	54,305	66,439	120,744
	UBS AG	Commonwealth of Australia	0.36%	3,600,000	USD	3,600,000	1.000%	Dec 2016	2,190	95,201	97,391
	UBS AG	Commonwealth of Australia	0.36%	500,000	USD	500,000	1.000%	Dec 2016	(1,696)	15,222	13,526
	UBS AG	Kingdom of Spain	3.73%	1,000,000	USD	1,000,000	1.000%	Jun 2017	(151,210)	36,959	(114,251)
						$70,112,166			($770,005)	$1,189,848	$419,843

1 For CDS agreements where implied credit spreads are not reported or available, the resulting values of these agreements are the indicator of the current status of the payment/performance risk and represent the likelihood or risk of default.

Investment Quality Bond Trust
The Portfolio used credit default swaps to take a long position in the exposure of the benchmark credit and gain exposure to security or credit index.
Portfolio	Counterparty	Reference Obligation	Implied Credit Spread at 9-30-2012[1]	Notional Amount	Currency	USD Notional Amount	(Pay)/Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Investment Quality Bond Trust
	Goldman Sachs	Kohl's Corp.	1.42%	1,095,000	USD	$1,095,000	1.000%	Mar 2017	($31,746)	$12,402	($19,344)
	Goldman Sachs	CDX-NAIGS18V1-5Y	—	1,235,000	USD	1,235,000	1.000%	Jun 2017	(8,279)	14,221	5,942
	Goldman Sachs	LCDX.NA.18-V2	—	589,050	USD	589,050	2.500%	Jun 2017	(20,786)	26,421	5,635
	Goldman Sachs	LCDX.NA.18-V2	—	1,014,750	USD	1,014,750	2.500%	Jun 2017	(8,512)	18,220	9,708
	Goldman Sachs	LCDX.NA.18-V2	—	792,000	USD	792,000	2.500%	Jun 2017	14,798	(7,221)	7,577
	Goldman Sachs	Hewlett-Packard Company	2.62%	870,000	USD	870,000	1.000%	Sep 2017	(72,232)	7,685	(64,547)
	Goldman Sachs	CDX-NAIGS19V1-5Y	—	4,550,000	USD	4,550,000	1.000%	Dec 2017	8,819	(5,722)	3,097
	Goldman Sachs	CMBX.NA.AAA.3	—	640,000	USD	640,000	0.080%	Dec 2049	(39,869)	2,278	(37,591)
	JPMorgan Chase Bank, N.A.	Hewlett-Packard Company	2.71%	575,000	USD	575,000	1.000%	Dec 2017	(49,848)	2,840	(47,008)
	JPMorgan Chase Bank, N.A.	ABX.HE.PENAAA.07-2	—	194,495	USD	194,495	0.760%	Jan 2038	(121,018)	22,951	(98,067)
	JPMorgan Chase Bank, N.A.	CMBX.NA.AJ.2	—	610,000	USD	610,000	1.090%	Mar 2049	(118,395)	(6,544)	(124,939)
	JPMorgan Chase Bank, N.A.	CMBX.NA.AJ.2	—	625,000	USD	625,000	1.090%	Mar 2049	(121,306)	(6,705)	(128,011)
	JPMorgan Chase Bank, N.A.	CMBX.NA.AAA.3	—	890,000	USD	890,000	0.080%	Dec 2049	(68,533)	16,257	(52,276)
	JPMorgan Chase Bank, N.A.	CMBX.NA.AJ.3	—	335,000	USD	335,000	1.470%	Dec 2049	(102,312)	(13,181)	(115,493)
	JPMorgan Chase Bank, N.A.	CMBX.NA.AJ.3	—	180,000	USD	180,000	1.470%	Dec 2049	(73,294)	11,238	(62,056)
	JPMorgan Chase Bank, N.A.	CMBX.NA.AAA.5	—	655,000	USD	655,000	0.350%	Feb 2051	(65,610)	30,442	(35,168)
	JPMorgan Chase Bank, N.A.	CMBX.NA.AA.4	—	350,000	USD	350,000	1.650%	Feb 2051	(212,195)	(6,459)	(218,654)
	JPMorgan Chase Bank, N.A.	CMBX.NA.AA.4	—	350,000	USD	350,000	1.650%	Feb 2051	(229,554)	10,900	(218,654)
	Morgan Stanley Capital Services, Inc.	Xerox Corp.	1.76%	825,000	USD	825,000	1.000%	Jun 2016	(9,087)	(13,395)	(22,482)
	Morgan Stanley Capital Services, Inc.	CDX-NAIGS18V1-5Y	—	4,505,000	USD	4,505,000	1.000%	Jun 2017	(29,809)	51,038	21,229
	Morgan Stanley Capital Services, Inc.	Hewlett-Packard Company	2.62%	880,000	USD	880,000	1.000%	Sep 2017	(69,192)	3,806	(65,386)
	Morgan Stanley Capital Services, Inc.	PRIMEX.ARM.1	—	315,240	USD	315,240	4.420%	Jun 2036	10,461	19,361	29,822
	Morgan Stanley Capital Services, Inc.	PRIMEX.ARM.2	—	982,406	USD	982,406	4.580%	Dec 2037	(73,494)	73,269	(225)
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.3	—	620,000	USD	620,000	0.080%	Dec 2049	(58,343)	21,926	(36,417)
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.5	—	315,000	USD	315,000	0.350%	Feb 2051	(24,370)	7,457	(16,913)
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AA.4	—	345,000	USD	345,000	1.650%	Feb 2051	(193,613)	(21,917)	(215,530)
						$24,337,941			($1,767,319)	$271,568	($1,495,751)

1 For CDS agreements where implied credit spreads are not reported or available, the resulting values of these agreements are the indicator of the current status of the payment/performance risk and represent the likelihood or risk of default.

Real Return Bond Trust
The Portfolio used credit default swaps to take a long position in the exposure of the benchmark credit.
Portfolio	Counterparty	Reference Obligation	Implied Credit Spread at 9-30-2012	Notional Amount	Currency	USD Notional Amount	(Pay)/Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Real Return Bond Trust
	Barclays Bank PLC	Federative Republic of Brazil	0.67%	500,000	USD	$500,000	1.000%	Jun 2015	($2,266)	$6,963	$4,697
	Goldman Sachs	Government of Japan	0.48%	500,000	USD	500,000	1.000%	Dec 2015	6,887	1,605	8,492
	JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	0.67%	600,000	USD	600,000	1.000%	Jun 2015	(3,620)	9,256	5,636
	JPMorgan Chase Bank, N.A.	Petroleo Brasileiro S/A Petrobras	1.24%	300,000	USD	300,000	1.000%	Sep 2015	(4,972)	2,968	(2,004)
						$1,900,000			($3,971)	$20,792	$16,821

Total Return Trust
The Portfolio used credit default swaps to take a long position in exposure of the benchmark credit.
Portfolio	Counterparty	Reference Obligation	Implied Credit Spread 9-30-12[1]	Notional Amount	Currency	USD Notional Amount	(Pay) / Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment	Unrealized Appreciation (Depreciation)	Market Value
Total Return Trust
	Bank of America N.A.	Berkshire Hathaway, Inc.	0.78%	2,900,000	USD	$2,900,000	1.000%	Mar 2015	($2,514)	$18,993	$16,479
	Bank of America N.A.	United Mexican States	0.62%	300,000	USD	300,000	1.000%	Sep 2015	3,227	231	3,458
	Bank of America N.A.	General Electric Capital Corp.	1.04%	2,600,000	USD	2,600,000	1.000%	Dec 2015	320,938	(323,676)	(2,738)
	Bank of America N.A.	General Electric Capital Corp.	1.04%	2,500,000	USD	2,500,000	1.000%	Dec 2015	(16,113)	13,480	(2,633)
	Bank of America N.A.	Federative Republic of Brazil	0.81%	20,700,000	USD	20,700,000	1.000%	Mar 2016	(23,897)	167,043	143,146
	Bank of America N.A.	French Republic	0.67%	2,300,000	USD	2,300,000	0.250%	Mar 2016	(5,714)	(27,376)	(33,090)
	Bank of America N.A.	Government of Japan	0.53%	300,000	USD	300,000	1.000%	Mar 2016	(16,252)	21,175	4,923
	Bank of America N.A.	Government of Japan	0.53%	400,000	USD	400,000	1.000%	Mar 2016	40,695	(34,131)	6,564
	Bank of America N.A.	MetLife, Inc.	1.55%	7,300,000	USD	7,300,000	1.000%	Mar 2016	6,428	(141,084)	(134,656)
	Bank of America N.A.	Federative Republic of Brazil	0.83%	1,000,000	USD	1,000,000	1.950%	Apr 2016	(20,835)	69,337	48,502
	Bank of America N.A.	Credit Agricole SA	3.72%	3,000,000	EUR	4,438,047	1.000%	Jun 2016	(37,201)	(327,492)	(364,693)
	Bank of America N.A.	United Kingdom of Great Britain and Northern Ireland	0.29%	3,900,000	USD	3,900,000	1.000%	Jun 2016	23,097	80,913	104,010
	Bank of America N.A.	Republic of Korea	0.58%	1,400,000	USD	1,400,000	1.000%	Sep 2016	(21,175)	44,931	23,756
	Bank of America N.A.	Government of Japan	0.71%	2,000,000	USD	2,000,000	1.000%	Mar 2017	421	25,462	25,883
	Bank of America N.A.	Government of Japan	0.71%	500,000	USD	500,000	1.000%	Mar 2017	421	6,050	6,471
	Bank of America N.A.	Federal Republic of Germany	0.47%	15,200,000	USD	15,200,000	0.250%	Jun 2017	(22,316)	(135,234)	(157,550)
	Bank of America N.A.	Government of Japan	0.77%	1,600,000	USD	1,600,000	1.000%	Jun 2017	3,355	14,505	17,860
	Bank of America N.A.	Republic of Korea	0.80%	1,500,000	USD	1,500,000	1.000%	Sep 2017	(7,069)	21,798	14,729
	Bank of America N.A.	CMBX.NA.AAA Indices	—	1,800,000	USD	1,800,000	0.080%	Dec 2049	5,660	(111,386)	(105,726)
	Barclays Bank PLC	Dell, Inc.	0.64%	5,900,000	USD	5,900,000	1.000%	Sep 2013	(25,910)	48,775	22,865
	Barclays Bank PLC	United Mexican States	0.52%	2,000,000	USD	2,000,000	1.000%	Mar 2015	(2,802)	27,006	24,204
	Barclays Bank PLC	CDX.EM.13	—	200,000	USD	200,000	5.000%	Jun 2015	3,542	14,265	17,807
	Barclays Bank PLC	CDX.EM.13	—	22,500,000	USD	22,500,000	5.000%	Jun 2015	(113,118)	2,116,367	2,003,249
	Barclays Bank PLC	Federative Republic of Brazil	0.67%	500,000	USD	500,000	1.000%	Jun 2015	2,455	2,242	4,697
	Barclays Bank PLC	CDX.EM.14	—	1,700,000	USD	1,700,000	5.000%	Dec 2015	(3,576)	174,883	171,307
	Barclays Bank PLC	People's Republic of China	0.48%	700,000	USD	700,000	1.000%	Mar 2016	(175,917)	188,779	12,862
	Barclays Bank PLC	United Mexican States	0.72%	200,000	USD	200,000	1.000%	Mar 2016	(21,798)	23,791	1,993
	Barclays Bank PLC	Republic of Indonesia	1.06%	3,100,000	USD	3,100,000	1.000%	Jun 2016	(26,264)	19,999	(6,265)
	Barclays Bank PLC	Republic of Indonesia	1.06%	2,100,000	USD	2,100,000	1.000%	Jun 2016	(14,741)	10,497	(4,244)
	Barclays Bank PLC	Republic of Indonesia	1.06%	1,900,000	USD	1,900,000	1.000%	Jun 2016	(23,722)	19,882	(3,840)
	Barclays Bank PLC	Republic of Indonesia	1.06%	1,800,000	USD	1,800,000	1.000%	Jun 2016	(32,695)	29,057	(3,638)
	Barclays Bank PLC	French Republic	0.80%	500,000	USD	500,000	0.250%	Sep 2016	(16,552)	5,799	(10,753)
	Barclays Bank PLC	Government of Japan	0.71%	9,700,000	USD	9,700,000	1.000%	Mar 2017	(54,596)	180,127	125,531
	BNP Paribas	People's Republic of China	0.48%	300,000	USD	300,000	1.000%	Mar 2016	14,450	(8,938)	5,512
	BNP Paribas	United States of America	0.28%	7,800,000	EUR	10,936,378	0.250%	Mar 2016	(37,465)	29,282	(8,183)
	BNP Paribas	Federative Republic of Brazil	1.05%	4,700,000	USD	4,700,000	1.000%	Jun 2017	(67,935)	58,277	(9,658)
	BNP Paribas	United Mexican States	0.95%	4,900,000	USD	4,900,000	1.000%	Jun 2017	(12,267)	24,207	11,940
	BNP Paribas	Republic of Indonesia	2.03%	3,800,000	USD	3,800,000	1.000%	Jun 2021	(94,211)	(202,627)	(296,838)
	Citibank N.A.	General Electric Capital Corp.	0.44%	1,500,000	USD	1,500,000	4.325%	Dec 2013	(3,511)	77,609	74,098
	Citibank N.A.	United Mexican States	0.52%	2,000,000	USD	2,000,000	1.000%	Mar 2015	(106,977)	131,181	24,204
	Citibank N.A.	Federative Republic of Brazil	0.71%	1,000,000	USD	1,000,000	1.000%	Sep 2015	(77,765)	86,656	8,891
	Citibank N.A.	Republic of Indonesia	0.78%	500,000	USD	500,000	1.000%	Sep 2015	(13,316)	16,752	3,436
	Citibank N.A.	United Mexican States	0.62%	700,000	USD	700,000	1.000%	Sep 2015	(43,294)	51,363	8,069
	Citibank N.A.	CDX.EM.14	—	1,000,000	USD	1,000,000	5.000%	Dec 2015	(10,601)	111,370	100,769
	Citibank N.A.	Federative Republic of Brazil	0.81%	8,200,000	USD	8,200,000	1.000%	Mar 2016	(41,299)	98,004	56,705
	Citibank N.A.	Republic of Kazakhstan	1.32%	300,000	USD	300,000	1.000%	Mar 2016	(63,251)	60,074	(3,177)
	Citibank N.A.	United Mexican States	0.72%	12,000,000	USD	12,000,000	1.000%	Mar 2016	32,079	87,471	119,550
	Citibank N.A.	Berkshire Hathaway, Inc.	0.98%	11,000,000	USD	11,000,000	1.000%	Jun 2016	(33,363)	42,975	9,612
	Citibank N.A.	Federative Republic of Brazil	0.86%	6,600,000	USD	6,600,000	1.000%	Jun 2016	(19,943)	55,779	35,836
	Citibank N.A.	Republic of Indonesia	1.06%	600,000	USD	600,000	1.000%	Jun 2016	(373,256)	372,043	(1,213)
	Citibank N.A.	United Mexican States	0.77%	3,600,000	USD	3,600,000	1.000%	Jun 2016	788	30,449	31,237
	Citibank N.A.	People's Republic of China	0.83%	2,700,000	USD	2,700,000	1.000%	Sep 2017	1,245	22,146	23,391
	Citibank N.A.	Republic of Indonesia	2.03%	1,200,000	USD	1,200,000	1.000%	Jun 2021	(102,907)	9,169	(93,738)
	Credit Suisse International	People's Republic of China	0.34%	5,000,000	USD	5,000,000	1.000%	Mar 2015	(3,567)	87,434	83,867
	Credit Suisse International	CDX.EM.13	—	700,000	USD	700,000	5.000%	Jun 2015	(239,444)	301,767	62,323
	Credit Suisse International	Federative Republic of Brazil	0.67%	6,900,000	USD	6,900,000	1.000%	Jun 2015	(6,541)	71,354	64,813
	Credit Suisse International	United Kingdom of Great Britain and Northern Ireland	0.26%	8,100,000	USD	8,100,000	1.000%	Mar 2016	3,496	207,090	210,586
	Credit Suisse International	Arcelormittal	4.90%	1,500,000	USD	1,500,000	1.000%	Jun 2016	(24,768)	(170,196)	(194,964)
	Deutsche Bank AG	CDX.NA.IG.9	—	12,152,686	USD	12,152,686	0.705%	Dec 2012	12,907	9,678	22,585
	Deutsche Bank AG	Berkshire Hathaway, Inc.	0.42%	2,000,000	USD	2,000,000	0.850%	Mar 2013	(31,346)	35,953	4,607
	Deutsche Bank AG	CDX.NA.IG.10-V4	—	2,411,247	USD	2,411,247	0.530%	Jun 2013	9,484	320	9,804
	Deutsche Bank AG	General Electric Capital Corp.	0.44%	1,400,000	USD	1,400,000	4.900%	Dec 2013	(423,187)	502,548	79,361
	Deutsche Bank AG	CDX.EM.12	—	1,400,000	USD	1,400,000	5.000%	Dec 2014	2,852	104,088	106,940
	Deutsche Bank AG	United Mexican States	0.52%	1,000,000	USD	1,000,000	1.000%	Mar 2015	-	12,102	12,102
	Deutsche Bank AG	CDX.EM.13	—	4,800,000	USD	4,800,000	5.000%	Jun 2015	(1,416)	428,776	427,360
	Deutsche Bank AG	Federative Republic of Brazil	0.67%	2,800,000	USD	2,800,000	1.000%	Jun 2015	(226,228)	252,529	26,301
	Deutsche Bank AG	Federative Republic of Brazil	0.67%	700,000	USD	700,000	1.000%	Jun 2015	-	6,575	6,575
	Deutsche Bank AG	French Republic	0.59%	8,500,000	USD	8,500,000	0.250%	Dec 2015	11,468	(103,387)	(91,919)
	Deutsche Bank AG	French Republic	0.67%	600,000	USD	600,000	0.250%	Mar 2016	(73,464)	64,832	(8,632)
	Deutsche Bank AG	General Electric Capital Corp.	1.10%	400,000	USD	400,000	1.000%	Mar 2016	(16,251)	14,960	(1,291)
	Deutsche Bank AG	MetLife, Inc.	1.55%	2,200,000	USD	2,200,000	1.000%	Mar 2016	6,580	(47,161)	(40,581)
	Deutsche Bank AG	MetLife, Inc.	1.55%	1,500,000	USD	1,500,000	1.000%	Mar 2016	(3,504)	(24,165)	(27,669)
	Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland	0.26%	1,200,000	USD	1,200,000	1.000%	Mar 2016	(130,553)	161,751	31,198
	Deutsche Bank AG	United Mexican States	0.72%	7,500,000	USD	7,500,000	1.000%	Mar 2016	(31,335)	106,053	74,718
	Deutsche Bank AG	Federative Republic of Brazil	0.86%	7,600,000	USD	7,600,000	1.000%	Jun 2016	(22,160)	63,426	41,266
	Deutsche Bank AG	People's Republic of China	0.54%	5,100,000	USD	5,100,000	1.000%	Jun 2016	(48,416)	137,512	89,096
	Deutsche Bank AG	Republic of Korea	0.53%	1,200,000	USD	1,200,000	1.000%	Jun 2016	8,420	12,679	21,099
	Deutsche Bank AG	Republic of Korea	0.53%	800,000	USD	800,000	1.000%	Jun 2016	(30,110)	44,176	14,066
	Deutsche Bank AG	People's Republic of China	0.59%	800,000	USD	800,000	1.000%	Sep 2016	(4,455)	17,714	13,259
	Deutsche Bank AG	Ally Financial, Inc.	3.22%	1,900,000	USD	1,900,000	5.000%	Dec 2016	1,875,005	(1,743,452)	131,553
	Deutsche Bank AG	Ally Financial, Inc.	3.22%	1,000,000	USD	1,000,000	5.000%	Dec 2016	13,139	56,099	69,238
	Deutsche Bank AG	Federative Republic of Brazil	1.05%	9,600,000	USD	9,600,000	1.000%	Jun 2017	(9,231)	(10,496)	(19,727)
	Deutsche Bank AG	Republic of Korea	0.75%	600,000	USD	600,000	1.000%	Jun 2017	-	7,194	7,194
	Deutsche Bank AG	The Export-Import Bank of China	1.17%	500,000	USD	500,000	1.000%	Jun 2017	(3,329)	(344)	(3,673)
	Deutsche Bank AG	MetLife, Inc.	1.97%	4,100,000	USD	4,100,000	1.000%	Mar 2018	24,583	(225,110)	(200,527)
	Deutsche Bank AG	Republic of Indonesia	2.03%	2,300,000	USD	2,300,000	1.000%	Jun 2021	2,684	(182,349)	(179,665)
	Deutsche Bank AG	CMBX.NA.AAA Indices	—	2,300,000	USD	2,300,000	0.080%	Dec 2049	(1,040)	(134,054)	(135,094)
	Goldman Sachs	CDX.NA.IG.10-V4	—	2,989,946	USD	2,989,946	0.463%	Jun 2013	(21,715)	32,313	10,598
	Goldman Sachs	Berkshire Hathaway, Inc.	0.78%	1,400,000	USD	1,400,000	1.000%	Mar 2015	(100,936)	108,891	7,955
	Goldman Sachs	CDX.EM.13	—	100,000	USD	100,000	5.000%	Jun 2015	57,887	(48,984)	8,903
	Goldman Sachs	CDX.EM.13	—	100,000	USD	100,000	5.000%	Jun 2015	(787)	9,690	8,903
	Goldman Sachs	Federative Republic of Brazil	0.67%	500,000	USD	500,000	1.000%	Jun 2015	(6,253)	10,950	4,697
	Goldman Sachs	United Kingdom of Great Britain and Northern Ireland	0.19%	3,300,000	USD	3,300,000	1.000%	Jun 2015	(737)	75,094	74,357
	Goldman Sachs	United Kingdom of Great Britain and Northern Ireland	0.23%	2,600,000	USD	2,600,000	1.000%	Dec 2015	(4,456)	70,316	65,860
	Goldman Sachs	United Kingdom of Great Britain and Northern Ireland	0.23%	1,000,000	USD	1,000,000	1.000%	Dec 2015	(1,939)	27,270	25,331
	Goldman Sachs	French Republic	0.74%	9,300,000	USD	9,300,000	0.250%	Jun 2016	48,035	(215,100)	(167,065)
	Goldman Sachs	People's Republic of China	0.59%	300,000	USD	300,000	1.000%	Sep 2016	(28,370)	33,342	4,972
	Goldman Sachs	Government of Japan	0.71%	7,600,000	USD	7,600,000	1.000%	Mar 2017	(11,707)	110,061	98,354
	Goldman Sachs	Government of Japan	0.71%	600,000	USD	600,000	1.000%	Mar 2017	(82,206)	89,971	7,765
	Goldman Sachs	Government of Japan	0.71%	600,000	USD	600,000	1.000%	Mar 2017	(6,393)	14,158	7,765
	Goldman Sachs	Government of Japan	0.77%	10,600,000	USD	10,600,000	1.000%	Jun 2017	(19,915)	138,239	118,324
	Goldman Sachs	Government of Japan	0.77%	400,000	USD	400,000	1.000%	Jun 2017	(181,586)	186,051	4,465
	Goldman Sachs	Russian Federation	1.37%	300,000	USD	300,000	1.000%	Jun 2017	(11,521)	6,573	(4,948)
	Goldman Sachs	People's Republic of China	0.83%	800,000	USD	800,000	1.000%	Sep 2017	(1,072)	8,003	6,931
	Goldman Sachs	CDX.NA.IG.9	—	964,499	USD	964,499	0.548%	Dec 2017	1,606,930	(1,591,906)	15,024
	Goldman Sachs	American International Group, Inc.	1.64%	1,700,000	USD	1,700,000	1.000%	Dec 2020	6,359	(85,206)	(78,847)
	HSBC Bank USA	CDX.EM.13	—	6,300,000	USD	6,300,000	5.000%	Jun 2015	(12,522)	573,432	560,910
	HSBC Bank USA	Federative Republic of Brazil	0.67%	2,300,000	USD	2,300,000	1.000%	Jun 2015	85,078	(63,474)	21,604
	HSBC Bank USA	Federative Republic of Brazil	0.71%	1,700,000	USD	1,700,000	1.000%	Sep 2015	(87,900)	103,015	15,115
	HSBC Bank USA	CDX.EM.14	—	800,000	USD	800,000	5.000%	Dec 2015	(106,926)	187,541	80,615
	HSBC Bank USA	People's Republic of China	0.54%	6,000,000	USD	6,000,000	1.000%	Jun 2016	(19,448)	124,267	104,819
	HSBC Bank USA	Republic of Indonesia	1.06%	2,100,000	USD	2,100,000	1.000%	Jun 2016	1,606	(5,850)	(4,244)
	HSBC Bank USA	French Republic	0.80%	500,000	USD	500,000	0.250%	Sep 2016	(50,724)	39,971	(10,753)
	HSBC Bank USA	French Republic	0.80%	500,000	USD	500,000	0.250%	Sep 2016	106,106	(116,859)	(10,753)
	HSBC Bank USA	People's Republic of China	0.77%	7,300,000	USD	7,300,000	1.000%	Jun 2017	(5,279)	85,540	80,261
	HSBC Bank USA	United Mexican States	0.95%	3,100,000	USD	3,100,000	1.000%	Jun 2017	(19,814)	27,368	7,554
	HSBC Bank USA	French Republic	1.06%	1,600,000	USD	1,600,000	0.250%	Sep 2017	(54,841)	(8,077)	(62,918)
	HSBC Bank USA	United Mexican States	1.30%	9,600,000	USD	9,600,000	1.000%	Mar 2021	(1,226)	(217,598)	(218,824)
	JPMorgan Chase Bank, N.A.	United Kingdom of Great Britain and Northern Ireland	0.16%	1,300,000	USD	1,300,000	1.000%	Mar 2015	(8,579)	36,032	27,453
	JPMorgan Chase Bank, N.A.	United Kingdom of Great Britain and Northern Ireland	0.16%	700,000	USD	700,000	1.000%	Mar 2015	(11,132)	25,914	14,782
	JPMorgan Chase Bank, N.A.	CDX.EM.13	—	10,000,000	USD	10,000,000	5.000%	Jun 2015	(2,424)	892,757	890,333
	JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	0.71%	2,100,000	USD	2,100,000	1.000%	Sep 2015	(5,858)	24,530	18,672
	JPMorgan Chase Bank, N.A.	Government of Japan	0.53%	1,300,000	USD	1,300,000	1.000%	Mar 2016	(134,053)	155,386	21,333
	JPMorgan Chase Bank, N.A.	MetLife, Inc.	1.55%	4,000,000	USD	4,000,000	1.000%	Mar 2016	37,241	(111,025)	(73,784)
	JPMorgan Chase Bank, N.A.	Republic of Indonesia	1.06%	1,600,000	USD	1,600,000	1.000%	Jun 2016	646,024	(649,258)	(3,234)
	JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	0.91%	1,500,000	USD	1,500,000	1.000%	Sep 2016	(66,271)	72,205	5,934
	JPMorgan Chase Bank, N.A.	People's Republic of China	0.59%	1,900,000	USD	1,900,000	1.000%	Sep 2016	-	31,490	31,490
	JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	1.05%	2,400,000	USD	2,400,000	1.000%	Jun 2017	(19,095)	14,163	(4,932)
	JPMorgan Chase Bank, N.A.	CDX.NA.IG.9-V4	—	2,121,897	USD	2,121,897	0.553%	Dec 2017	144,632	(111,036)	33,596
	Morgan Stanley Capital Services, Inc.	CDX.NA.IG.9	—	4,800,000	USD	4,800,000	0.963%	Dec 2012	(3,752)	15,940	12,188
	Morgan Stanley Capital Services, Inc.	CDX.EM.13	—	8,700,000	USD	8,700,000	5.000%	Jun 2015	(441,760)	1,216,350	774,590
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	0.67%	800,000	USD	800,000	1.000%	Jun 2015	(16,139)	23,654	7,515
	Morgan Stanley Capital Services, Inc.	French Republic	0.67%	500,000	USD	500,000	0.250%	Mar 2016	-	(7,194)	(7,194)
	Morgan Stanley Capital Services, Inc.	General Electric Capital Corp.	1.16%	1,200,000	USD	1,200,000	1.000%	Jun 2016	(14,753)	8,272	(6,481)
	Morgan Stanley Capital Services, Inc.	United Kingdom of Great Britain and Northern Ireland	0.29%	1,800,000	USD	1,800,000	1.000%	Jun 2016	(11,363)	59,368	48,005
	Morgan Stanley Capital Services, Inc.	French Republic	0.80%	3,600,000	USD	3,600,000	0.250%	Sep 2016	-	(77,420)	(77,420)
	Morgan Stanley Capital Services, Inc.	People's Republic of China	0.59%	900,000	USD	900,000	1.000%	Sep 2016	(330,374)	345,290	14,916
	Morgan Stanley Capital Services, Inc.	Government of Japan	0.71%	700,000	USD	700,000	1.000%	Mar 2017	(133,481)	142,540	9,059
	Morgan Stanley Capital Services, Inc.	Government of Japan	0.71%	400,000	USD	400,000	1.000%	Mar 2017	-	5,177	5,177
	Morgan Stanley Capital Services, Inc.	Government of Japan	0.77%	300,000	USD	300,000	1.000%	Jun 2017	(11,957)	15,306	3,349
	Morgan Stanley Capital Services, Inc.	Republic of Korea	0.80%	1,300,000	USD	1,300,000	1.000%	Sep 2017	-	12,765	12,765
	The Royal Bank of Scotland PLC	French Republic	0.59%	900,000	USD	900,000	0.250%	Dec 2015	-	(9,733)	(9,733)
	The Royal Bank of Scotland PLC	French Republic	0.67%	500,000	USD	500,000	0.250%	Mar 2016	-	(7,194)	(7,194)
	The Royal Bank of Scotland PLC	People's Republic of China	0.54%	4,900,000	USD	4,900,000	1.000%	Jun 2016	403,776	(318,174)	85,602
	The Royal Bank of Scotland PLC	People's Republic of China	0.59%	600,000	USD	600,000	1.000%	Sep 2016	(33,336)	43,280	9,944
	UBS AG	Berkshire Hathaway, Inc.	0.78%	1,400,000	USD	1,400,000	1.000%	Mar 2015	(62,235)	70,190	7,955
	UBS AG	Federative Republic of Brazil	0.71%	500,000	USD	500,000	1.000%	Sep 2015	(8,141)	12,587	4,446
	UBS AG	French Republic	0.54%	1,400,000	USD	1,400,000	0.250%	Sep 2015	61,691	(73,706)	(12,015)
	UBS AG	United States of America	0.26%	12,700,000	EUR	16,290,280	0.250%	Sep 2015	(123,710)	121,760	(1,950)
	UBS AG	French Republic	0.67%	1,600,000	USD	1,600,000	0.250%	Mar 2016	(11,080)	(11,939)	(23,019)
	UBS AG	United Kingdom of Great Britain and Northern Ireland	0.29%	2,500,000	USD	2,500,000	1.000%	Jun 2016	38,223	28,450	66,673
	UBS AG	People's Republic of China	0.59%	200,000	USD	200,000	1.000%	Sep 2016	(10,033)	13,348	3,315
	UBS AG	Republic of Korea	0.58%	1,600,000	USD	1,600,000	1.000%	Sep 2016	570,251	(543,101)	27,150
	UBS AG	Republic of Korea	0.75%	3,900,000	USD	3,900,000	1.000%	Jun 2017	(4,062)	50,826	46,764
	UBS AG	People's Republic of China	0.83%	200,000	USD	200,000	1.000%	Sep 2017	64,326	(62,593)	1,733
	UBS AG	American International Group, Inc.	1.64%	100,000	USD	100,000	1.000%	Dec 2020	23,122	(27,760)	(4,638)
	UBS AG	Republic of Indonesia	2.03%	600,000	USD	600,000	1.000%	Jun 2021	(13,195)	(33,674)	(46,869)
	UBS AG	Republic of Indonesia	2.03%	2,100,000	USD	2,100,000	1.000%	Jun 2021	7,671	(171,713)	(164,042)
						$493,704,980			$906,838	$4,395,208	$5,302,046

1 For CDS agreements where implied credit spreads are not reported or available, the resulting values of these agreements are the indicator of the current status of the payment/performance risk and represent the likelihood or risk of default.

Direct placement securities. The Portfolios may hold direct placement securities which are restricted to resale and the Portfolios have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at September 30, 2012.

Portfolio	Issuer, Description	Original Acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of Fund's net assets		Value as of 9-30-12
Financial Services Trust	SKBHC Holdings LLC	11/8/2010	$2,158,879	432	432	1.9%		$2,640,087
Health Sciences Trust	Castlight Health, Inc.	4/26/2012	$168,800	-	27,963	0.0%	*	$18,800
	Bought: 27,963 shares
	TESARO, Inc.	6/6/2011	$268,609	51,999	35,285	0.2%		$477,002
	Bought: 71,499 shares
	2:7 Stock Split: (88,213) shares
Science & Technology Trust	Coupon.com	6/1/2011	$471,099	85,758	85,758	0.1%		$471,099
	Dropbox, Inc.	5/2/2012	$67,334	-	7,441	0.0%	*	$67,334
	Bought: 7,441 shares
	Dropbox, Inc., Series A	5/2/2012	$83,623	-	9,241	0.0%	*	$83,623
	Bought: 9,241 shares
	Dropbox, Inc., Series A1	5/2/2012	$805,424	-	89,006	0.2%		$805,424
	Bought: 89,006 shares
	Silver Spring Networks, Series E	12/11/2009	$386,000	38,600	38,600	0.1%		$289,500
	Twitter, Inc., Series E	9/24/2009	$333,049	125,031	125,031	0.4%		$1,592,895
	Workday, Inc.	10/13/2011	$120,479	8,977	9,053	0.0%	*	$172,007
	Bought: 76 shares

* Less than 0.05%

For additional information on the Portfolios' significant accounting policies, please refer to the Portfolios' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Variable Insurance Trust

/s/ Hugh McHaffie
________________
Hugh McHaffie
President

Date: November 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
________________
Hugh McHaffie
President

Date: November 19, 2012

/s/ Charles A. Rizzo
________________
Charles A. Rizzo
Chief Financial Officer

Date: November 19, 2012